UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – March 31, 2017

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2017. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares China Large-Cap Fund(x)	3,975	$152,998
iShares International Developed Property Fund	6,970	247,574
iShares JP Morgan USD Emerging Markets Bond Fund	10,220	1,162,014
iShares MSCI EAFE Small-Cap Fund	8,020	434,203
iShares MSCI Global Gold Miners Fund	1,374	26,024
iShares U.S. Oil & Gas Exploration & Production Fund(x)	1,920	117,350
PowerShares DB Gold Fund(x)*	31,530	1,260,569
PowerShares DB Silver Fund*	10,610	300,157
SPDR S&P Emerging Asia Pacific Fund	420	36,145
SPDR S&P Emerging Markets SmallCap Fund(x)	3,115	141,359

Total Exchange Traded Funds (9.9%) (Cost $3,788,962)		3,878,393

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	153,808	1,193,973
AXA Real Estate Portfolio‡	111,827	1,196,968
AXA/AB Small Cap Growth Portfolio‡	122,365	2,341,456
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio‡	36,021	357,060
AXA/Janus Enterprise Portfolio*‡	5,227	89,488
AXA/Loomis Sayles Growth Portfolio‡	154,779	1,100,858
EQ/BlackRock Basic Value Equity Portfolio‡	78,213	1,815,614
EQ/Boston Advisors Equity Income Portfolio‡	114,285	680,575
EQ/Emerging Markets Equity PLUS Portfolio‡	73,876	663,051
EQ/GAMCO Mergers and Acquisitions Portfolio‡	110,691	1,463,626
EQ/GAMCO Small Company Value Portfolio‡	28,467	1,711,692
EQ/Global Bond PLUS Portfolio‡	587,780	5,244,467
EQ/High Yield Bond Portfolio‡	193,892	1,889,448
EQ/Intermediate Government Bond Portfolio‡	88,676	910,725
EQ/International Equity Index Portfolio‡	97,349	870,519
EQ/Invesco Comstock Portfolio‡	88,734	1,428,023
EQ/JPMorgan Value Opportunities Portfolio‡	66,078	1,280,177
EQ/Low Volatility Global ETF Portfolio‡	33,519	363,792
EQ/MFS International Growth Portfolio‡	345,312	2,449,846
EQ/PIMCO Global Real Return Portfolio‡	249,315	2,443,314
EQ/PIMCO Ultra Short Bond Portfolio‡	171,001	1,699,001
EQ/T. Rowe Price Growth Stock Portfolio*‡	46,765	2,023,183
Multimanager Core Bond Portfolio‡	138,887	1,361,514

Total Investment Companies (88.9%) (Cost $33,438,404)		34,578,370

SHORT-TERM INVESTMENTS:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	442,956	443,089

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.8%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $200,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $204,000.(xx)	$200,000	200,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $200,015, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $204,000.(xx)	200,000	200,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $200,022, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $219,597.(xx)	200,000	200,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $100,008, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $142,126, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $144,959.(xx)	142,117	142,117
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $250,018, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $255,018.(xx)	250,000	250,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $250,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $255,000.(xx)	$250,000	$250,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $150,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $153,000.(xx)	150,000	150,000

Total Repurchase Agreements		1,492,117

Total Short-Term Investments (5.0%) (Cost $1,935,134)		1,935,206

Total Investments (103.8%) (Cost $39,162,500)		40,391,969
Other Assets Less Liabilities (-3.8%)		(1,496,230)

Net Assets (100%)		$38,895,739

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $1,461,561. This was secured by cash collateral of $1,492,117 which was subsequently invested in joint repurchase agreements with a total value of $1,492,117, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$1,172,976	$73,751	$23,698	$1,193,973	$—	$2
AXA Real Estate Portfolio	1,121,874	73,751	23,697	1,196,968	—	3
AXA/AB Small Cap Growth Portfolio	2,118,875	147,502	47,361	2,341,456	—	38
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	—	357,000	—	357,060	—	—
AXA/Janus Enterprise Portfolio	79,705	5,268	1,692	89,488	—	1
AXA/Loomis Sayles Growth Portfolio	1,008,257	—	—	1,100,858	—	—
EQ/BlackRock Basic Value Equity Portfolio	2,072,612	142,234	399,702	1,815,614	—	8,004
EQ/Boston Advisors Equity Income Portfolio	813,650	126,430	289,799	680,575	—	829
EQ/Emerging Markets Equity PLUS Portfolio	571,366	31,608	10,164	663,051	—	(7)
EQ/GAMCO Mergers and Acquisitions Portfolio	1,395,938	73,751	23,701	1,463,626	—	(1)
EQ/GAMCO Small Company Value Portfolio	1,581,364	126,430	40,645	1,711,692	—	(17)
EQ/Global Bond PLUS Portfolio	5,065,255	400,362	313,718	5,244,467	—	(63)
EQ/High Yield Bond Portfolio	1,673,981	210,626	35,554	1,889,448	—	(5)
EQ/Intermediate Government Bond Portfolio	775,463	147,411	15,235	910,725	—	—	#
EQ/International Equity Index Portfolio	792,175	63,215	40,285	870,519	—	29
EQ/Invesco Comstock Portfolio	1,510,533	126,430	234,269	1,428,023	—	6,359
EQ/JPMorgan Value Opportunities Portfolio	1,226,081	—	—	1,280,177	—	—
EQ/Low Volatility Global ETF Portfolio	—	360,000	—	363,792	—	—
EQ/MFS International Growth Portfolio	2,165,573	158,038	50,803	2,449,846	—	(18)
EQ/PIMCO Global Real Return Portfolio	2,219,791	247,502	47,401	2,443,314	—	(1)
EQ/PIMCO Ultra Short Bond Portfolio	1,608,840	115,894	37,240	1,699,001	—	2
EQ/T. Rowe Price Growth Stock Portfolio	1,749,799	110,626	35,402	2,023,183	—	147
Multimanager Core Bond Portfolio	1,331,601	35,147	8,465	1,361,514	8,807	(1)

	$32,055,709	$3,132,976	$1,678,831	$34,578,370	$8,807	$15,301

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,878,393	$—	$—	$3,878,393
Investment Companies
Investment Companies	—	34,578,370	—	34,578,370
Short-Term Investments
Investment Companies	443,089	—	—	443,089
Repurchase Agreements	—	1,492,117	—	1,492,117

Total Assets	$4,321,482	$36,070,487	$—	$40,391,969

Total Liabilities	$—	$—	$—	$—

Total	$4,321,482	$36,070,487	$—	$40,391,969

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,833,174
Aggregate gross unrealized depreciation	(466,994)

Net unrealized appreciation	$1,366,180

Federal income tax cost of investments	$39,025,789

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares China Large-Cap Fund(x)	38,800	$1,493,412
iShares Gold Trust(x)*	1,028,100	12,347,481
iShares International Developed Property Fund	71,000	2,521,920
iShares JP Morgan USD Emerging Markets Bond Fund	47,660	5,418,942
iShares MSCI EAFE Small-Cap Fund	80,600	4,363,684
iShares MSCI Global Gold Miners Fund(x)	9,750	184,665
iShares Silver Trust*	76,950	1,327,388
iShares U.S. Oil & Gas Exploration & Production Fund(x)	15,320	936,358
PowerShares DB Gold Fund(x)*	26,900	1,075,462
PowerShares DB Silver Fund*‡	70,000	1,980,300
SPDR S&P Emerging Asia Pacific Fund	4,100	352,846
SPDR S&P Emerging Markets SmallCap Fund(x)	31,900	1,447,622

Total Exchange Traded Funds (11.9%) (Cost $28,170,292)		33,450,080

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	1,487,881	11,550,064
AXA Real Estate Portfolio‡	1,051,384	11,253,698
AXA/AB Small Cap Growth Portfolio‡	896,971	17,163,588
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio‡	165,988	1,645,375
AXA/Janus Enterprise Portfolio*‡	73,485	1,258,116
AXA/Loomis Sayles Growth Portfolio‡	1,948,545	13,858,894
EQ/BlackRock Basic Value Equity Portfolio‡	630,077	14,626,451
EQ/Boston Advisors Equity Income Portfolio‡	867,961	5,168,772
EQ/Emerging Markets Equity PLUS Portfolio‡	925,365	8,305,358
EQ/GAMCO Mergers and Acquisitions Portfolio‡	1,034,569	13,679,770
EQ/GAMCO Small Company Value Portfolio‡	277,019	16,656,791
EQ/Global Bond PLUS Portfolio‡	2,346,134	20,933,369
EQ/High Yield Bond Portfolio‡	865,690	8,436,019
EQ/Intermediate Government Bond Portfolio‡	498,838	5,123,176
EQ/International Equity Index Portfolio‡	1,060,999	9,487,744
EQ/Invesco Comstock Portfolio‡	780,732	12,564,521
EQ/JPMorgan Value Opportunities Portfolio‡	609,727	11,812,633
EQ/Low Volatility Global ETF Portfolio‡	339,384	3,683,392
EQ/MFS International Growth Portfolio‡	2,859,463	20,286,703
EQ/PIMCO Global Real Return Portfolio‡	1,160,189	11,369,965
EQ/PIMCO Ultra Short Bond Portfolio‡	631,331	6,272,684
EQ/T. Rowe Price Growth Stock Portfolio*‡	369,606	15,990,166
Multimanager Core Bond Portfolio‡	681,534	6,681,084

Total Investment Companies (88.0%) (Cost $215,351,079)		247,808,333

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	284,647	284,732

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $200,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $204,000.(xx)	$200,000	200,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $900,066, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $918,000.(xx)	900,000	900,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $500,054, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $548,993.(xx)	500,000	500,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $500,040, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $510,001.(xx)	500,000	500,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $499,824, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $509,786.(xx)	499,791	499,791
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $600,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $612,370.(xx)	600,000	600,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $500,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $510,308.(xx)	$500,000	$500,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $500,082, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $510,069.(xx)	500,000	500,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $500,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $510,036.(xx)	500,000	500,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $500,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $510,000.(xx)	500,000	500,000

Total Repurchase Agreements		5,199,791

Total Short-Term Investments (2.0%) (Cost $5,484,438)		5,484,523

Total Investments (101.9%) (Cost $249,005,809)		286,742,936
Other Assets Less Liabilities (-1.9%)		(5,225,620)

Net Assets (100%)		$281,517,316

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $5,077,343. This was secured by cash collateral of $5,199,791 which was subsequently invested in joint repurchase agreements with a total value of $5,199,791, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

The holdings in affiliated Investment Companies are all Class K shares except PowerShares DB Silver Fund.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$11,964,159	$17,574	$147,651	$11,550,064	$—	$78
AXA Real Estate Portfolio	11,176,284	22,595	184,685	11,253,698	—	5,252
AXA/AB Small Cap Growth Portfolio	16,523,133	38,914	325,794	17,163,588	—	1,320
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	—	1,645,100	—	1,645,375	—	—
AXA/Janus Enterprise Portfolio	1,177,460	1,255	10,313	1,258,116	—	239
AXA/Loomis Sayles Growth Portfolio	13,626,510	—	904,014	13,858,894	—	95,986
EQ/BlackRock Basic Value Equity Portfolio	17,126,779	38,914	1,730,341	14,626,451	—	892,773
EQ/Boston Advisors Equity Income Portfolio	6,068,611	36,404	1,046,774	5,168,772	—	95,737
EQ/Emerging Markets Equity PLUS Portfolio	7,509,871	15,064	127,584	8,305,358	—	(959)
EQ/GAMCO Mergers and Acquisitions Portfolio	13,669,683	21,340	179,658	13,679,770	—	(273)
EQ/GAMCO Small Company Value Portfolio	16,489,358	37,659	199,054	16,656,791	—	117,508
EQ/Global Bond PLUS Portfolio	20,941,495	955,144	1,362,533	20,933,369	—	(24,637)
EQ/High Yield Bond Portfolio	8,371,482	17,574	146,813	8,436,019	—	916
EQ/Intermediate Government Bond Portfolio	4,760,850	407,532	63,332	5,123,176	—	(19)
EQ/International Equity Index Portfolio	9,440,531	22,595	645,122	9,487,744	—	(37,685)
EQ/Invesco Comstock Portfolio	12,560,314	32,638	263,716	12,564,521	—	10,638
EQ/JPMorgan Value Opportunities Portfolio	13,492,012	—	1,885,989	11,812,633	—	399,011
EQ/Low Volatility Global ETF Portfolio	—	3,645,000	—	3,683,392	—	—
EQ/MFS International Growth Portfolio	19,128,204	47,701	369,028	20,286,703	—	31,951
EQ/PIMCO Global Real Return Portfolio	11,438,117	23,851	198,886	11,369,965	—	1,604
EQ/PIMCO Ultra Short Bond Portfolio	5,671,102	718,829	158,080	6,272,684	—	201
EQ/T. Rowe Price Growth Stock Portfolio	14,657,094	38,914	252,261	15,990,166	—	74,853
Multimanager Core Bond Portfolio	6,260,897	447,210	42,101	6,681,084	42,189	107
PowerShares DB Silver Fund	1,740,200	—	—	1,980,300	—	—

	$243,794,146	$8,231,807	$10,243,729	$249,788,633	$42,189	$1,664,601

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$33,450,080	$—	$—	$33,450,080
Investment Companies
Investment Companies	—	247,808,333	—	247,808,333
Short-Term Investments
Investment Companies	284,732	—	—	284,732
Repurchase Agreements	—	5,199,791	—	5,199,791

Total Assets	$33,734,812	$253,008,124	$—	$286,742,936

Total Liabilities	$—	$—	$—	$—

Total	$33,734,812	$253,008,124	$—	$286,742,936

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,019,744
Aggregate gross unrealized depreciation	(5,748,771)

Net unrealized appreciation	$38,270,973

Federal income tax cost of investments	$248,471,963

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares China Large-Cap Fund(x)	4,435	$170,703
iShares International Developed Property Fund(x)	11,740	417,005
iShares JP Morgan USD Emerging Markets Bond Fund	1,870	212,619
iShares MSCI EAFE Small-Cap Fund	10,760	582,547
iShares MSCI Global Gold Miners Fund(x)	3,144	59,547
iShares U.S. Oil & Gas Exploration & Production Fund(x)	2,960	180,915
PowerShares DB Gold Fund(x)*	51,850	2,072,963
PowerShares DB Silver Fund*	16,440	465,088
SPDR S&P Emerging Asia Pacific Fund	1,140	98,108
SPDR S&P Emerging Markets SmallCap Fund(x)	3,805	172,671

Total Exchange Traded Funds (13.1%) (Cost $4,367,858)		4,432,166

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	219,122	1,700,995
AXA Real Estate Portfolio‡	155,132	1,660,490
AXA/AB Small Cap Growth Portfolio‡	150,856	2,886,642
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio‡	6,861	68,012
AXA/Janus Enterprise Portfolio*‡	10,939	187,288
AXA/Loomis Sayles Growth Portfolio‡	167,378	1,190,463
EQ/BlackRock Basic Value Equity Portfolio‡	95,669	2,220,827
EQ/Boston Advisors Equity Income Portfolio‡	180,195	1,073,077
EQ/Emerging Markets Equity PLUS Portfolio‡	123,875	1,111,805
EQ/GAMCO Mergers and Acquisitions Portfolio‡	152,893	2,021,659
EQ/GAMCO Small Company Value Portfolio‡	35,371	2,126,816
EQ/Global Bond PLUS Portfolio‡	90,322	805,901
EQ/High Yield Bond Portfolio‡	42,900	418,056
EQ/Intermediate Government Bond Portfolio‡	17,882	183,650
EQ/International Equity Index Portfolio‡	129,424	1,157,347
EQ/Invesco Comstock Portfolio‡	116,949	1,882,087
EQ/JPMorgan Value Opportunities Portfolio‡	73,274	1,419,579
EQ/Low Volatility Global ETF Portfolio‡	41,899	454,740
EQ/MFS International Growth Portfolio‡	400,588	2,842,006
EQ/PIMCO Global Real Return Portfolio‡	55,744	546,295
EQ/PIMCO Ultra Short Bond Portfolio‡	10,599	105,306
EQ/T. Rowe Price Growth Stock Portfolio*‡	60,517	2,618,138
Multimanager Core Bond Portfolio‡	22,689	222,423

Total Investment Companies (85.8%) (Cost $27,630,412)		28,903,602

SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	367,022	367,132

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.2%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $100,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $102,000.(xx)	$100,000	100,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $200,015, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $204,000.(xx)	200,000	200,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $200,022, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $219,597.(xx)	200,000	200,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $100,008, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $711,790, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $725,977.(xx)	711,742	711,742

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $100,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $102,007.(xx)	$100,000	$100,000

Total Repurchase Agreements		1,411,742

Total Short-Term Investments (5.3%) (Cost $1,778,810)		1,778,874

Total Investments (104.2%) (Cost $33,777,080)		35,114,642
Other Assets Less Liabilities (-4.2%)		(1,420,266)

Net Assets (100%)		$33,694,376

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $1,382,238. This was secured by cash collateral of $1,411,742 which was subsequently invested in joint repurchase agreements with a total value of $1,411,742, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$1,555,469	$217,479	$33,744	$1,700,995	$—	$(15)
AXA Real Estate Portfolio	1,548,883	114,833	38,533	1,660,490	—	14
AXA/AB Small Cap Growth Portfolio	2,608,102	191,389	64,279	2,886,642	—	(33)
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	—	68,000	—	68,012	—	—
AXA/Janus Enterprise Portfolio	167,862	9,569	3,212	187,288	—	1
AXA/Loomis Sayles Growth Portfolio	1,090,324	—	—	1,190,463	—	—
EQ/BlackRock Basic Value Equity Portfolio	2,351,590	181,819	317,086	2,220,827	—	3,947
EQ/Boston Advisors Equity Income Portfolio	1,190,213	157,896	316,984	1,073,077	—	1,019
EQ/Emerging Markets Equity PLUS Portfolio	946,879	71,771	24,086	1,111,805	—	6
EQ/GAMCO Mergers and Acquisitions Portfolio	1,930,553	100,479	33,730	2,021,659	—	(1)
EQ/GAMCO Small Company Value Portfolio	1,966,357	157,896	53,062	2,126,816	—	(59)
EQ/Global Bond PLUS Portfolio	788,304	57,417	54,328	805,901	—	(54)
EQ/High Yield Bond Portfolio	389,631	28,708	9,634	418,056	—	3

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
EQ/Intermediate Government Bond Portfolio	$167,082	$23,924	$8,032	$183,650	$—	$(1)
EQ/International Equity Index Portfolio	1,048,184	90,910	55,500	1,157,347	—	17
EQ/Invesco Comstock Portfolio	1,795,133	153,111	101,480	1,882,087	—	(84)
EQ/JPMorgan Value Opportunities Portfolio	1,359,592	—	—	1,419,579	—	—
EQ/Low Volatility Global ETF Portfolio	—	450,000	—	454,740	—	—
EQ/MFS International Growth Portfolio	2,496,916	210,527	70,670	2,842,006	—	—
EQ/PIMCO Global Real Return Portfolio	515,639	38,278	12,849	546,295	—	—	#
EQ/PIMCO Ultra Short Bond Portfolio	98,237	9,569	3,212	105,306	—	—	#
EQ/T. Rowe Price Growth Stock Portfolio	2,229,452	200,958	67,242	2,618,138	—	216
Multimanager Core Bond Portfolio	210,925	15,787	4,819	222,423	1,433	—	#

	$26,455,327	$2,550,320	$1,272,482	$28,903,602	$1,433	$4,976

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,432,166	$—	$—	$4,432,166
Investment Companies
Investment Companies	—	28,903,602	—	28,903,602
Short-Term Investments
Investment Companies	367,132	—	—	367,132
Repurchase Agreements	—	1,411,742	—	1,411,742

Total Assets	$4,799,298	$30,315,344	$—	$35,114,642

Total Liabilities	$—	$—	$—	$—

Total	$4,799,298	$30,315,344	$—	$35,114,642

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,030,494
Aggregate gross unrealized depreciation	(434,017)

Net unrealized appreciation	$1,596,477

Federal income tax cost of investments	$33,518,165

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares China Large-Cap Fund(x)	230	$8,853
iShares International Developed Property Fund	3,440	122,189
iShares JP Morgan USD Emerging Markets Bond Fund	120	13,644
iShares MSCI EAFE Small-Cap Fund	790	42,770
iShares U.S. Oil & Gas Exploration & Production Fund(x)	650	39,728
PowerShares DB Gold Fund(x)*	5,580	223,088
PowerShares DB Silver Fund*	1,940	54,883
SPDR S&P Emerging Asia Pacific Fund	150	12,909
SPDR S&P Emerging Markets SmallCap Fund(x)	240	10,891

Total Exchange Traded Funds (18.1%) (Cost $580,790)		528,955

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	51,091	396,606
AXA Real Estate Portfolio‡	44,056	471,558
AXA/AB Small Cap Growth Portfolio‡	8,958	171,418
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio‡	247	2,450
AXA/Janus Enterprise Portfolio*‡	1,242	21,269
AXA/Loomis Sayles Growth Portfolio‡	13,065	92,921
EQ/BlackRock Basic Value Equity Portfolio‡	5,431	126,077
EQ/Boston Advisors Equity Income Portfolio‡	10,116	60,241
EQ/Emerging Markets Equity PLUS Portfolio‡	7,212	64,727
EQ/GAMCO Mergers and Acquisitions Portfolio‡	13,443	177,753
EQ/GAMCO Small Company Value Portfolio‡	2,160	129,897
EQ/Global Bond PLUS Portfolio‡	2,965	26,452
EQ/High Yield Bond Portfolio‡	2,154	20,994
EQ/Intermediate Government Bond Portfolio‡	1,164	11,958
EQ/International Equity Index Portfolio‡	10,402	93,020
EQ/Invesco Comstock Portfolio‡	6,352	102,230
EQ/JPMorgan Value Opportunities Portfolio‡	5,080	98,425
EQ/Low Volatility Global ETF Portfolio‡	2,816	30,568
EQ/MFS International Growth Portfolio‡	21,042	149,285
EQ/PIMCO Global Real Return Portfolio‡	1,726	16,919
EQ/PIMCO Ultra Short Bond Portfolio‡	544	5,410
EQ/T. Rowe Price Growth Stock Portfolio*‡	3,432	148,484

Total Investment Companies (83.0%) (Cost $2,472,955)		2,418,662

SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	16,207	16,212

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.6%)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $37,325, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $38,068.(xx)	$37,322	37,322
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $43,861, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $48,153.(xx)	43,856	43,856
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $20,736, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $21,149.(xx)	20,734	20,734
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $39,158, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $39,939.(xx)	39,156	39,156
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $50,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $51,004.(xx)	50,000	50,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $50,004, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $51,004.(xx)	50,000	50,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $10,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $10,200.(xx)	$10,000	$10,000

Total Repurchase Agreements		251,068

Total Short-Term Investments (9.2%) (Cost $267,279)		267,280

Total Investments (110.3%) (Cost $3,321,024)		3,214,897
Other Assets Less Liabilities (-10.3%)		(299,384)

Net Assets (100%)		$2,915,513

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $246,190. This was secured by cash collateral of $251,068 which was subsequently invested in joint repurchase agreements with a total value of $251,068 for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

The holdings in affiliated Investment Companies are all Class K shares

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$398,855	$21,012	$13,952	$396,606	$—	$52
AXA Real Estate Portfolio	465,280	14,683	18,430	471,558	—	242
AXA/AB Small Cap Growth Portfolio	163,680	5,873	7,254	171,418	—	215
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	—	2,450	—	2,450	—	—
AXA/Janus Enterprise Portfolio	19,891	551	681	21,269	—	20
AXA/Loomis Sayles Growth Portfolio	85,105	—	—	92,921	—	—
EQ/BlackRock Basic Value Equity Portfolio	137,636	5,139	15,455	126,077	—	1,880
EQ/Boston Advisors Equity Income Portfolio	74,958	4,772	22,604	60,241	—	(460)
EQ/Emerging Markets Equity PLUS Portfolio	58,123	1,835	2,219	64,727	—	115
EQ/GAMCO Mergers and Acquisitions Portfolio	176,798	4,588	5,842	177,753	—	(7)
EQ/GAMCO Small Company Value Portfolio	127,619	4,588	5,756	129,897	—	79
EQ/Global Bond PLUS Portfolio	26,680	2,652	3,366	26,452	—	(15)
EQ/High Yield Bond Portfolio	20,711	734	937	20,994	—	(3)
EQ/Intermediate Government Bond Portfolio	11,067	1,551	700	11,958	—	— #
EQ/International Equity Index Portfolio	89,582	3,671	6,190	93,020	—	153
EQ/Invesco Comstock Portfolio	108,044	3,487	11,123	102,230	—	312
EQ/JPMorgan Value Opportunities Portfolio	101,855	—	6,736	98,425	—	1,164
EQ/Low Volatility Global ETF Portfolio	—	30,250	—	30,568	—	—
EQ/MFS International Growth Portfolio	139,479	4,772	6,019	149,285	—	49
EQ/PIMCO Global Real Return Portfolio	16,958	734	934	16,919	—	(1)
EQ/PIMCO Ultra Short Bond Portfolio	5,422	184	233	5,410	—	— #
EQ/T. Rowe Price Growth Stock Portfolio	134,699	4,588	5,588	148,484	—	247

	$2,362,442	$118,114	$134,019	$2,418,662	$—	$4,042

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$528,955	$—	$—	$528,955
Investment Companies
Investment Companies	—	2,418,662	—	2,418,662
Short-Term Investments
Investment Companies	16,212	—	—	16,212
Repurchase Agreements	—	251,068	—	251,068

Total Assets	$545,167	$2,669,730	$—	$3,214,897

Total Liabilities	$—	$—	$—	$—

Total	$545,167	$2,669,730	$—	$3,214,897

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$154,915
Aggregate gross unrealized depreciation	(246,753)

Net unrealized depreciation	$(91,838)

Federal income tax cost of investments	$3,306,735

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares China Large-Cap Fund(x)	140	$5,389
iShares International Developed Property Fund	5,500	195,360
iShares JP Morgan USD Emerging Markets Bond Fund	130	14,781
iShares MSCI EAFE Small-Cap Fund	310	16,783
iShares U.S. Oil & Gas Exploration & Production Fund(x)	1,320	80,678
PowerShares DB Gold Fund(x)*	6,510	260,270
PowerShares DB Silver Fund(x)*	2,400	67,896
SPDR S&P Emerging Asia Pacific Fund	100	8,606
SPDR S&P Emerging Markets SmallCap Fund(x)	150	6,807

Total Exchange Traded Funds (20.8%) (Cost $749,771)		656,570

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	94,348	732,402
AXA Real Estate Portfolio‡	64,133	686,461
AXA/AB Small Cap Growth Portfolio‡	4,123	78,888
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio‡	247	2,450
AXA/Janus Enterprise Portfolio*‡	710	12,150
AXA/Loomis Sayles Growth Portfolio‡	6,557	46,638
EQ/BlackRock Basic Value Equity Portfolio‡	2,612	60,642
EQ/Boston Advisors Equity Income Portfolio‡	4,899	29,171
EQ/Emerging Markets Equity PLUS Portfolio‡	2,362	21,203
EQ/GAMCO Mergers and Acquisitions Portfolio‡	30,586	404,434
EQ/GAMCO Small Company Value Portfolio‡	966	58,110
EQ/Global Bond PLUS Portfolio‡	3,297	29,418
EQ/High Yield Bond Portfolio‡	2,429	23,674
EQ/Intermediate Government Bond Portfolio‡	734	7,538
EQ/International Equity Index Portfolio‡	4,709	42,108
EQ/Invesco Comstock Portfolio‡	2,842	45,738
EQ/JPMorgan Value Opportunities Portfolio‡	2,567	49,724
EQ/Low Volatility Global ETF Portfolio‡	1,373	14,906
EQ/MFS International Growth Portfolio‡	10,425	73,961
EQ/PIMCO Global Real Return Portfolio‡	1,964	19,243
EQ/PIMCO Ultra Short Bond Portfolio‡	608	6,039
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,770	76,591

Total Investment Companies (79.9%) (Cost $2,703,398)		2,521,489

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	27,610	27,619

	Principal Amount	Value (Note 1)
Repurchase Agreements (10.0%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $2,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $2,040.(xx)	$2,000	2,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $46,904, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $47,839.(xx)	46,901	46,901
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $55,013, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $60,397.(xx)	55,007	55,007
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $11,111, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $11,332.(xx)	11,110	11,110
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $200,016, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $204,017.(xx)	200,000	200,000

Total Repurchase Agreements		315,018

Total Short-Term Investments (10.8%) (Cost $342,632)		342,637

Total Investments (111.5%) (Cost $3,795,801)		3,520,696
Other Assets Less Liabilities (-11.5%)		(363,431)

Net Assets (100%)		$3,157,265

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2017.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $308,967. This was secured by cash collateral of $315,018 which was subsequently invested in joint repurchase agreements with a total value of $315,018, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$722,318	$39,110	$11,577	$732,402	$—	$51
AXA Real Estate Portfolio	659,547	23,710	11,566	686,461	—	61
AXA/AB Small Cap Growth Portfolio	73,212	2,912	1,419	78,888	—	9
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	—	2,450	—	2,450	—	—
AXA/Janus Enterprise Portfolio	11,081	416	203	12,150	—	1
AXA/Loomis Sayles Growth Portfolio	42,715	—	—	46,638	—	—
EQ/BlackRock Basic Value Equity Portfolio	72,138	2,704	13,147	60,642	—	1,279
EQ/Boston Advisors Equity Income Portfolio	34,557	2,496	9,015	29,171	—	34
EQ/Emerging Markets Equity PLUS Portfolio	18,606	624	301	21,203	—	5
EQ/GAMCO Mergers and Acquisitions Portfolio	393,982	10,815	5,309	404,434	—	(5)
EQ/GAMCO Small Company Value Portfolio	55,188	2,704	1,320	58,110	—	6
EQ/Global Bond PLUS Portfolio	29,179	1,872	2,146	29,418	—	22
EQ/High Yield Bond Portfolio	22,713	832	408	23,674	—	—	#
EQ/Intermediate Government Bond Portfolio	7,298	416	204	7,538	—	—	#
EQ/International Equity Index Portfolio	41,854	1,664	4,130	42,108	—	111
EQ/Invesco Comstock Portfolio	50,817	1,872	7,637	45,738	—	281
EQ/JPMorgan Value Opportunities Portfolio	47,622	—	—	49,724	—	—
EQ/Low Volatility Global ETF Portfolio	—	14,750	—	14,906	—	—
EQ/MFS International Growth Portfolio	67,150	2,704	1,324	73,961	—	2
EQ/PIMCO Global Real Return Portfolio	18,635	832	407	19,243	—	—	#
EQ/PIMCO Ultra Short Bond Portfolio	5,892	208	102	6,039	—	—	#
EQ/T. Rowe Price Growth Stock Portfolio	67,611	2,701	1,317	76,591	—	9

	$2,442,115	$115,792	$71,532	$2,521,489	$—	$1,866

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$656,570	$—	$—	$656,570
Investment Companies
Investment Companies	—	2,521,489	—	2,521,489
Short-Term Investments
Investment Companies	27,619	—	—	27,619
Repurchase Agreements	—	315,018	—	315,018

Total Assets	$684,189	$2,836,507	$—	$3,520,696

Total Liabilities	$—	$—	$—	$—

Total	$684,189	$2,836,507	$—	$3,520,696

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,869
Aggregate gross unrealized depreciation	(337,508)

Net unrealized depreciation	$(249,639)

Federal income tax cost of investments	$3,770,335

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	209,020	$4,312,371
AXA 400 Managed Volatility Portfolio‡	48,307	1,079,855
AXA 500 Managed Volatility Portfolio‡	480,332	10,446,608
AXA International Managed Volatility Portfolio‡	253,469	3,129,225
EQ/Intermediate Government Bond Portfolio‡	15,618,644	160,406,784

Total Investments (99.7%) (Cost $179,074,506)		179,374,843
Other Assets Less Liabilities (0.3%)		626,475

Net Assets (100%)		$180,001,318

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$5,566,829	$489,299	$1,671,591	$4,312,371	$—	$204,603
AXA 400 Managed Volatility Portfolio	1,359,097	139,800	437,582	1,079,855	—	32,759
AXA 500 Managed Volatility Portfolio	15,353,402	1,747,497	6,919,816	10,446,608	—	519,448
AXA International Managed Volatility Portfolio	4,210,919	419,399	1,709,720	3,129,225	—	41,303
EQ/Intermediate Government Bond Portfolio	217,145,971	27,293,964	86,467,134	160,406,784	—	(1,805,737)

	$243,636,218	$30,089,959	$97,205,843	$179,374,843	$—	$(1,007,624)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$179,374,843	$—	$179,374,843

Total Assets	$—	$179,374,843	$—	$179,374,843

Total Liabilities	$—	$—	$—	$—

Total	$—	$179,374,843	$—	$179,374,843

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,644,145
Aggregate gross unrealized depreciation	(3,362,377)

Net unrealized appreciation	$281,768

Federal income tax cost of investments	$179,093,075

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	1,764,115	$36,396,054
AXA 400 Managed Volatility Portfolio‡	269,307	6,020,123
AXA 500 Managed Volatility Portfolio‡	4,994,681	108,627,843
AXA International Managed Volatility Portfolio‡	2,401,770	29,651,254
AXA/AB Short Duration Government Bond Portfolio‡	9,823,794	97,334,241
EQ/Core Bond Index Portfolio‡	28,413,010	281,653,192
EQ/Intermediate Government Bond Portfolio‡	30,497,934	313,220,248

Total Investments (100.1%) (Cost $826,599,149)		872,902,955
Other Assets Less Liabilities (-0.1%)		(555,101)

Net Assets (100%)		$872,347,854

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$38,440,500	$210,787	$2,891,665	$36,396,054	$—	$219,898
AXA 400 Managed Volatility Portfolio	6,371,941	42,157	609,379	6,020,123	—	12,933
AXA 500 Managed Volatility Portfolio	114,341,318	702,622	11,202,657	108,627,843	—	1,735,886
AXA International Managed Volatility Portfolio	29,965,078	168,629	2,592,347	29,651,254	—	(3,097)
AXA/AB Short Duration Government Bond Portfolio	104,100,752	758,832	7,605,955	97,334,241	—	(4,329)
EQ/Core Bond Index Portfolio	292,601,029	4,314,398	17,174,877	281,653,192	—	(832)
EQ/Intermediate Government Bond Portfolio	324,892,196	7,423,552	20,269,583	313,220,248	—	1,422

	$910,712,814	$13,620,977	$62,346,463	$872,902,955	$—	$1,961,881

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$872,902,955	$—	$872,902,955

Total Assets	$—	$872,902,955	$—	$872,902,955

Total Liabilities	$—	$—	$—	$—

Total	$—	$872,902,955	$—	$872,902,955

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,633,430
Aggregate gross unrealized depreciation	(6,377,109)

Net unrealized appreciation	$46,256,321

Federal income tax cost of investments	$826,646,634

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	6,293,455	$129,842,422
AXA 400 Managed Volatility Portfolio‡	593,236	13,261,260
AXA 500 Managed Volatility Portfolio‡	18,061,830	392,821,378
AXA International Managed Volatility Portfolio‡	8,350,145	103,087,393
AXA/AB Short Duration Government Bond Portfolio‡	11,313,850	112,097,730
EQ/Core Bond Index Portfolio‡	38,729,385	383,917,611
EQ/Intermediate Government Bond Portfolio‡	41,704,586	428,314,941

Total Investments (100.1%) (Cost $1,400,888,230)		1,563,342,735
Other Assets Less Liabilities (-0.1%)		(1,225,861)

Net Assets (100%)		$1,562,116,874

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$128,263,478	$796,858	$2,180,899	$129,842,422	$—	$24,039
AXA 400 Managed Volatility Portfolio	12,831,307	102,820	155,197	13,261,260	—	279
AXA 500 Managed Volatility Portfolio	387,943,822	2,596,216	18,656,016	392,821,378	—	1,769,749
AXA International Managed Volatility Portfolio	98,608,346	642,628	3,274,256	103,087,393	—	(2,532)
AXA/AB Short Duration Government Bond Portfolio	111,952,521	1,653,909	1,593,657	112,097,730	—	(30)
EQ/Core Bond Index Portfolio	373,675,463	11,239,165	3,537,353	383,917,611	—	(278)
EQ/Intermediate Government Bond Portfolio	417,847,937	13,050,447	4,159,007	428,314,941	—	(29)

	$1,531,122,874	$30,082,043	$33,556,385	$1,563,342,735	$—	$1,791,198

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,563,342,735	$—	$1,563,342,735

Total Assets	$—	$1,563,342,735	$—	$1,563,342,735

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,563,342,735	$—	$1,563,342,735

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,328,041
Aggregate gross unrealized depreciation	(6,966,423)

Net unrealized appreciation	$162,361,618

Federal income tax cost of investments	$1,400,981,117

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	17,501,671	$361,082,985
AXA 400 Managed Volatility Portfolio‡	1,706,473	38,146,690
AXA 500 Managed Volatility Portfolio‡	50,497,284	1,098,250,424
AXA International Managed Volatility Portfolio‡	23,192,911	286,329,977
AXA/AB Short Duration Government Bond Portfolio‡	21,101,270	209,071,584
EQ/Core Bond Index Portfolio‡	71,775,445	711,497,425
EQ/Intermediate Government Bond Portfolio‡	77,146,516	792,311,074

Total Investments (100.1%) (Cost $3,069,665,764)		3,496,690,159
Other Assets Less Liabilities (-0.1%)		(3,713,741)

Net Assets (100%)		$3,492,976,418

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$356,645,750	$1,717,924	$5,556,010	$361,082,985	$—	$27,360
AXA 400 Managed Volatility Portfolio	36,907,882	220,247	369,600	38,146,690	—	63
AXA 500 Managed Volatility Portfolio	1,078,339,847	5,550,215	45,165,146	1,098,250,424	—	3,650,357
AXA International Managed Volatility Portfolio	270,193,494	1,409,579	4,865,383	286,329,977	—	459
AXA/AB Short Duration Government Bond Portfolio	208,528,543	2,897,677	2,513,719	209,071,584	—	(12)
EQ/Core Bond Index Portfolio	687,828,792	24,503,700	5,544,944	711,497,425	—	(1)
EQ/Intermediate Government Bond Portfolio	769,944,454	26,020,390	6,579,991	792,311,074	—	7

	$3,408,388,762	$62,319,732	$70,594,793	$3,496,690,159	$—	$3,678,233

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,496,690,159	$—	$3,496,690,159

Total Assets	$—	$3,496,690,159	$—	$3,496,690,159

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,496,690,159	$—	$3,496,690,159

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$439,527,342
Aggregate gross unrealized depreciation	(12,689,930)

Net unrealized appreciation	$426,837,412

Federal income tax cost of investments	$3,069,852,747

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	42,967,189	$886,470,833
AXA 400 Managed Volatility Portfolio‡	4,248,007	94,960,406
AXA 500 Managed Volatility Portfolio‡	124,151,179	2,700,127,114
AXA International Managed Volatility Portfolio‡	55,698,984	687,636,377
AXA/AB Short Duration Government Bond Portfolio‡	33,159,851	328,548,114
EQ/Core Bond Index Portfolio‡	117,921,919	1,168,939,345
EQ/Intermediate Government Bond Portfolio‡	124,613,517	1,279,807,245

Total Investments (100.1%) (Cost $6,038,906,188)		7,146,489,434
Other Assets Less Liabilities (-0.1%)		(7,610,168)

Net Assets (100%)		$7,138,879,266

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$869,174,669	$2,725,590	$5,876,843	$886,470,833	$—	$1,771
AXA 400 Managed Volatility Portfolio	91,902,580	347,948	750,547	94,960,406	—	(86)
AXA 500 Managed Volatility Portfolio	2,642,042,285	8,756,684	97,518,378	2,700,127,114	—	7,668,233
AXA International Managed Volatility Portfolio	643,270,051	2,203,669	4,753,375	687,636,377	—	(453)
AXA/AB Short Duration Government Bond Portfolio	327,509,532	4,165,765	3,377,042	328,548,114	—	34
EQ/Core Bond Index Portfolio	1,122,741,930	45,979,477	7,504,650	1,168,939,345	—	(36)
EQ/Intermediate Government Bond Portfolio	1,238,640,444	45,317,382	8,880,450	1,279,807,245	—	10

	$6,935,281,491	$109,496,515	$128,661,285	$7,146,489,434	$—	$7,669,473

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,146,489,434	$—	$7,146,489,434

Total Assets	$—	$7,146,489,434	$—	$7,146,489,434

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,146,489,434	$—	$7,146,489,434

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,123,840,898
Aggregate gross unrealized depreciation	(16,570,490)

Net unrealized appreciation	$1,107,270,408

Federal income tax cost of investments	$6,039,219,026

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	32,256,158	$665,487,873
AXA 400 Managed Volatility Portfolio‡	3,516,763	78,614,099
AXA 500 Managed Volatility Portfolio‡	95,202,312	2,070,526,816
AXA International Managed Volatility Portfolio‡	40,927,160	505,269,613
AXA/AB Short Duration Government Bond Portfolio‡	16,422,882	162,718,071
EQ/Core Bond Index Portfolio‡	56,408,808	559,170,640
EQ/Intermediate Government Bond Portfolio‡	59,905,992	615,247,244

Total Investments (100.0%) (Cost $4,034,313,373)		4,657,034,356
Other Assets Less Liabilities (0.0%)		(2,250,971)

Net Assets (100%)		$4,654,783,385

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$642,641,142	$8,660,775	$1,001,906	$665,487,873	$—	$138
AXA 400 Managed Volatility Portfolio	74,813,726	1,102,281	127,539	78,614,099	—	(6)
AXA 500 Managed Volatility Portfolio	1,975,425,064	27,714,480	47,920,465	2,070,526,816	—	986,074
AXA International Managed Volatility Portfolio	464,976,417	6,928,620	801,576	505,269,613	—	59
AXA/AB Short Duration Government Bond Portfolio	158,411,178	4,549,373	364,383	162,718,071	—	(3)
EQ/Core Bond Index Portfolio	526,836,789	29,486,089	819,882	559,170,640	—	(28)
EQ/Intermediate Government Bond Portfolio	583,704,735	30,245,838	965,608	615,247,244	—	(2)

	$4,426,809,051	$108,687,456	$52,001,359	$4,657,034,356	$—	$986,232

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,657,034,356	$—	$4,657,034,356

Total Assets	$—	$4,657,034,356	$—	$4,657,034,356

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,657,034,356	$—	$4,657,034,356

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$632,809,019
Aggregate gross unrealized depreciation	(10,276,887)

Net unrealized appreciation	$622,532,132

Federal income tax cost of investments	$4,034,502,224

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	23,345,332	$481,645,552
AXA 400 Managed Volatility Portfolio‡	2,474,124	55,306,844
AXA 500 Managed Volatility Portfolio‡	69,365,560	1,508,610,965
AXA International Managed Volatility Portfolio‡	29,830,707	368,277,438
AXA/AB Short Duration Government Bond Portfolio‡	6,965,577	69,015,001
EQ/Core Bond Index Portfolio‡	22,984,468	227,841,006
EQ/Intermediate Government Bond Portfolio‡	24,534,737	251,976,951

Total Investment Companies (100.0%) (Cost $2,707,424,671)		2,962,673,757

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	106,777	106,809

Total Short-Term Investment (0.0%) (Cost $106,809)		106,809

Total Investments (100.0%) (Cost $2,707,531,480)		2,962,780,566
Other Assets Less Liabilities (0.0%)		(1,073,259)

Net Assets (100%)		$2,961,707,307

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$450,240,374	$20,819,540	$206,392	$481,645,552	$—	$(9)
AXA 400 Managed Volatility Portfolio	50,752,428	2,643,750	26,213	55,306,844	—	(6)
AXA 500 Managed Volatility Portfolio	1,378,420,931	66,754,714	18,836,519	1,508,610,965	—	25,219
AXA International Managed Volatility Portfolio	327,464,461	16,523,445	163,795	368,277,438	—	1
AXA/AB Short Duration Government Bond Portfolio	64,111,089	4,896,096	42,587	69,015,001	—	— #
EQ/Core Bond Index Portfolio	208,049,234	18,414,067	98,282	227,841,006	—	(4)
EQ/Intermediate Government Bond Portfolio	230,837,712	20,335,942	111,382	251,976,951	—	— #

	$2,709,876,229	$150,387,554	$19,485,170	$2,962,673,757	$—	$25,201

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,962,673,757	$—	$2,962,673,757
Short-Term Investments
Investment Companies	106,809	—	—	106,809

Total Assets	$106,809	$2,962,673,757	$—	$2,962,780,566

Total Liabilities	$—	$—	$—	$—

Total	$106,809	$2,962,673,757	$—	$2,962,780,566

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,320,081
Aggregate gross unrealized depreciation	(12,809,261)

Net unrealized appreciation	$249,510,820

Federal income tax cost of investments	$2,713,269,746

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Franklin Balanced Managed Volatility Portfolio‡	38,010,520	$413,606,236
AXA/Mutual Large Cap Equity Managed Volatility Portfolio‡	28,748,027	414,572,905
AXA/Templeton Global Equity Managed Volatility Portfolio‡	34,328,412	426,636,393

Total Investment Companies (99.9%) (Cost $846,538,898)		1,254,815,534

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	646,366	646,560

Total Short-Term Investment (0.1%) (Cost $646,597)		646,560

Total Investments (100.0%) (Cost $847,185,495)		1,255,462,094
Other Assets Less Liabilities (0.0%)		452,398

Net Assets (100%)		$1,255,914,492

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA/Franklin Balanced Managed Volatility Portfolio	$396,938,807	$12,653,196	$8,198,851	$413,606,236	$—	$(14,004)
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	414,914,034	653,195	16,747,977	414,572,905	—	3,436,870
AXA/Templeton Global Equity Managed Volatility Portfolio	408,537,948	653,391	7,678,284	426,636,393	—	509,019

	$1,220,390,789	$13,959,782	$32,625,112	$1,254,815,534	$—	$3,931,885

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,254,815,534	$—	$1,254,815,534
Short-Term Investments
Investment Companies	646,560	—	—	646,560

Total Assets	$646,560	$1,254,815,534	$—	$1,255,462,094

Total Liabilities	$—	$—	$—	$—

Total	$646,560	$1,254,815,534	$—	$1,255,462,094

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$408,625,271
Aggregate gross unrealized depreciation	(37)

Net unrealized appreciation	$408,625,234

Federal income tax cost of investments	$846,836,860

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
Energy Select Sector SPDR Fund(x)	21,120	$1,476,288
iShares Global Clean Energy Fund	18,640	159,745
iShares Global Energy Fund	13,280	440,896
iShares North American Natural Resources Fund(x)	8,780	300,891
iShares U.S. Energy Fund(x)	22,060	850,192
iShares U.S. Oil & Gas Exploration & Production Fund(x)	2,460	150,355
iShares U.S. Oil Equipment & Services Fund(x)	3,420	143,982
PowerShares Cleantech Portfolio	2,570	91,367
PowerShares DWA Energy Momentum Portfolio	4,040	157,722
PowerShares Dynamic Energy Exploration & Production Portfolio	6,850	145,426
PowerShares Dynamic Oil & Gas Services Portfolio	11,350	132,846
PowerShares Global Clean Energy Portfolio	8,590	96,036
PowerShares S&P Smallcap Energy Portfolio(x)	15,160	275,760
PowerShares WilderHill Clean Energy Portfolio	34,400	137,600
PowerShares WilderHill Progressive Energy Portfolio(x)	2,570	67,514
SPDR S&P International Energy Sector Fund	870	15,883
SPDR S&P Oil & Gas Equipment & Services Fund(x)	7,400	148,666
SPDR S&P Oil & Gas Exploration & Production Fund(x)	4,050	151,632
Vanguard Energy Fund(x)	9,840	951,626

Total Exchange Traded Funds (99.2%) (Cost $7,672,248)		5,894,427

SHORT-TERM INVESTMENTS:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	74,378	74,400

	Principal Amount	Value (Note 1)
Repurchase Agreements (17.9%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $50,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $51,000.(xx)	$50,000	50,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $100,007, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $100,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $109,799.(xx)	100,000	100,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $81,925, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $83,558.(xx)	81,919	81,919
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $281,514, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $287,125.(xx)	281,495	281,495
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $100,008, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $102,008.(xx)	100,000	100,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $200,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $204,000.(xx)	200,000	200,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $150,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $153,000.(xx)	150,000	150,000

Total Repurchase Agreements		1,063,414

Total Short-Term Investments (19.1%) (Cost $1,137,814)		1,137,814

Total Investments (118.3%) (Cost $8,810,062)		7,032,241
Other Assets Less Liabilities (-18.3%)		(1,090,307)

Net Assets (100%)		$5,941,934

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $1,180,653. This was secured by cash collateral of $1,063,414 which was subsequently invested in joint repurchase agreements with a total value of $1,063,414, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $139,459 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/15/17-5/15/45.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,894,427	$—	$—	$5,894,427
Short-Term Investments
Investment Companies	74,400	—	—	74,400
Repurchase Agreements	—	1,063,414	—	1,063,414

Total Assets	$5,968,827	$1,063,414	$—	$7,032,241

Total Liabilities	$—	$—	$—	$—

Total	$5,968,827	$1,063,414	$—	$7,032,241

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,357
Aggregate gross unrealized depreciation	(1,820,289)

Net unrealized depreciation	$(1,806,932)

Federal income tax cost of investments	$8,839,173

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Edge MSCI Min Vol EAFE Fund(x)	19,540	$1,289,640
iShares Edge MSCI Min Vol Emerging Markets Fund	11,170	597,595
iShares Edge MSCI Min Vol Global Fund(x)	36,150	2,788,249
iShares Edge MSCI Min Vol USA Fund(x)	12,600	601,272
PowerShares S&P 500 High Dividend Low Volatility Portfolio(x)	14,820	600,358
PowerShares S&P 500 Low Volatility Portfolio	14,190	616,839
PowerShares S&P Emerging Markets Low Volatility Portfolio	25,970	597,310
PowerShares S&P International Developed Low Volatility Portfolio(x)	42,040	1,294,412
PowerShares S&P MidCap Low Volatility Portfolio	15,850	670,772
PowerShares S&P SmallCap Low Volatility Portfolio(x)	7,670	328,736
SPDR SSGA US Large Cap Low Volatility Index Fund(x)	3,270	276,577
SPDR SSGA US Small Cap Low Volatility Index Fund(x)	3,610	330,496

Total Exchange Traded Funds (99.6%) (Cost $9,301,280)		9,992,256

SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	76,270	76,293

	Principal Amount	Value (Note 1)
Repurchase Agreements (16.7%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $50,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $51,000.(xx)	$50,000	50,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $100,007, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $300,033, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $329,396.(xx)	300,000	300,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $85,478, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $87,181.(xx)	85,471	85,471
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $886,106, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $903,768.(xx)	886,047	886,047
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $50,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $51,004.(xx)	50,000	50,000
Nomura Securities Co., Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $50,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $51,000.(xx)	50,000	50,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $50,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $51,000.(xx)	50,000	50,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $100,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.125%, maturing 9/30/17-11/15/41; total market value $102,001.(xx)	$100,000	$100,000

Total Repurchase Agreements		1,671,518

Total Short-Term Investments (17.4%) (Cost $1,747,814)		1,747,811

Total Investments (117.0%) (Cost $11,049,094)		11,740,067
Other Assets Less Liabilities (-17.0%)		(1,705,692)

Net Assets (100%)		$10,034,375

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $1,633,895. This was secured by cash collateral of $1,671,518 which was subsequently invested in joint repurchase agreements with a total value of $1,671,518, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,992,256	$—	$—	$9,992,256
Short-Term Investments
Investment Companies	76,293	—	—	76,293
Repurchase Agreements	—	1,671,518	—	1,671,518

Total Assets	$10,068,549	$1,671,518	$—	$11,740,067

Total Liabilities	$—	$—	$—	$—

Total	$10,068,549	$1,671,518	$—	$11,740,067

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$785,207
Aggregate gross unrealized depreciation	(95,076)

Net unrealized appreciation	$690,131

Federal income tax cost of investments	$11,049,936

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.7%)
Auto Components (0.2%)
Autoliv, Inc.(x)	1,358	$138,869
BorgWarner, Inc.	3,114	130,134

		269,003

Automobiles (0.5%)
Harley-Davidson, Inc.	2,599	157,240
Tesla, Inc.(x)*	1,901	529,048

		686,288

Distributors (0.2%)
LKQ Corp.*	4,708	137,803
Pool Corp.	611	72,911
Weyco Group, Inc.	92	2,583

		213,297

Hotels, Restaurants & Leisure (3.1%)
Aramark	3,533	130,262
Choice Hotels International, Inc.	530	33,178
Darden Restaurants, Inc.	1,743	145,837
Domino’s Pizza, Inc.	701	129,194
Hilton Worldwide Holdings, Inc.	2,925	170,995
Jack in the Box, Inc.	475	48,317
Marriott International, Inc., Class A	4,903	461,765
McDonald’s Corp.	12,302	1,594,462
Royal Caribbean Cruises Ltd.	2,552	250,377
Starbucks Corp.	21,595	1,260,932
Vail Resorts, Inc.	581	111,494

		4,336,813

Household Durables (0.5%)
CSS Industries, Inc.	125	3,240
Ethan Allen Interiors, Inc.(x)	363	11,126
Garmin Ltd.	1,752	89,545
La-Z-Boy, Inc.	715	19,305
Meritage Homes Corp.*	553	20,350
Mohawk Industries, Inc.*	931	213,655
Newell Brands, Inc.	6,433	303,445
Tupperware Brands Corp.	735	46,099

		706,765

Internet & Direct Marketing Retail (1.7%)
HSN, Inc.	494	18,327
Netflix, Inc.*	6,369	941,402
Nutrisystem, Inc.	429	23,810
Priceline Group, Inc. (The)*	732	1,302,938
Shutterfly, Inc.(x)*	469	22,648

		2,309,125

Leisure Products (0.2%)
Callaway Golf Co.	1,367	15,133
Hasbro, Inc.	1,703	169,993
Mattel, Inc.	5,053	129,407

		314,533

Media (4.0%)
Charter Communications, Inc., Class A*	3,214	1,052,006
Discovery Communications, Inc., Class A(x)*	2,193	63,795
Discovery Communications, Inc., Class C*	3,294	93,253
John Wiley & Sons, Inc., Class A	669	35,992
Liberty Global plc, Class A*	3,607	129,383
Liberty Global plc, Class C*	8,965	314,134
Liberty Global plc LiLAC, Class C*	1,584	36,495
New York Times Co. (The), Class A	1,863	26,827
Scholastic Corp.	381	16,219
Scripps Networks Interactive, Inc., Class A	1,176	92,163
Time Warner, Inc.	11,415	1,115,360
Walt Disney Co. (The)	22,407	2,540,730

		5,516,357

Multiline Retail (0.1%)
Kohl’s Corp.	2,670	106,293
Nordstrom, Inc.(x)	1,891	88,064

		194,357

Specialty Retail (1.8%)
AutoNation, Inc.*	1,039	43,939
Best Buy Co., Inc.	4,219	207,364
Buckle, Inc. (The)(x)	424	7,886
Caleres, Inc.	631	16,671
CarMax, Inc.*	2,844	168,422
Foot Locker, Inc.	1,967	147,151
GameStop Corp., Class A(x)	1,511	34,073
Gap, Inc. (The)	3,471	84,311
Lowe’s Cos., Inc.	12,920	1,062,153
Office Depot, Inc.	7,511	35,039
Pier 1 Imports, Inc.	1,211	8,671
Signet Jewelers Ltd.	874	60,542
Staples, Inc.	9,454	82,911
Tiffany & Co.	1,880	179,164
Tractor Supply Co.	1,943	134,009
Ulta Beauty, Inc.*	877	250,147

		2,522,453

Textiles, Apparel & Luxury Goods (1.4%)
Columbia Sportswear Co.	406	23,852
Deckers Outdoor Corp.*	442	26,401
Hanesbrands, Inc.	5,492	114,014
Michael Kors Holdings Ltd.*	2,457	93,636
NIKE, Inc., Class B	19,874	1,107,578
PVH Corp.	1,175	121,577
Under Armour, Inc., Class A(x)*	2,666	52,734
Under Armour, Inc., Class C*	2,711	49,611
VF Corp.	4,890	268,803
Wolverine World Wide, Inc.	1,445	36,082

		1,894,288

Total Consumer Discretionary		18,963,279

Consumer Staples (9.7%)
Beverages (2.1%)
Coca-Cola Co. (The)	60,631	2,573,180
Dr Pepper Snapple Group, Inc.	2,737	268,007

		2,841,187

Food & Staples Retailing (0.4%)
Sysco Corp.	7,676	398,538
United Natural Foods, Inc.*	732	31,644
Whole Foods Market, Inc.	4,811	142,983

		573,165

Food Products (3.2%)
Archer-Daniels-Midland Co.	8,501	391,386
Bunge Ltd.	2,060	163,276
Campbell Soup Co.	2,968	169,888
Darling Ingredients, Inc.*	2,392	34,732
General Mills, Inc.	8,737	515,570
Hain Celestial Group, Inc. (The)*	1,504	55,949
Hormel Foods Corp.	4,361	151,021
Ingredion, Inc.	1,070	128,860
JM Smucker Co. (The)	1,720	225,458
Kellogg Co.	3,923	284,849
Kraft Heinz Co. (The)	9,037	820,650
McCormick & Co., Inc. (Non-Voting)	1,710	166,811
Mead Johnson Nutrition Co.	2,743	244,346
Mondelez International, Inc., Class A	22,917	987,264
WhiteWave Foods Co. (The)*	2,658	149,247

		4,489,307

Household Products (3.8%)
Clorox Co. (The)	1,910	257,525

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Colgate-Palmolive Co.	12,531	$917,144
Kimberly-Clark Corp.	5,324	700,798
Procter & Gamble Co. (The)	37,843	3,400,194

		5,275,661

Personal Products (0.2%)
Avon Products, Inc.*	6,352	27,949
Estee Lauder Cos., Inc. (The), Class A	3,270	277,263

		305,212

Total Consumer Staples		13,484,532

Energy (5.6%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	5,932	354,852
Core Laboratories NV(x)	641	74,048
National Oilwell Varco, Inc.	5,580	223,702
Schlumberger Ltd.	20,637	1,611,750
TechnipFMC plc*	6,596	214,370

		2,478,722

Oil, Gas & Consumable Fuels (3.8%)
Clean Energy Fuels Corp.*	1,621	4,134
ConocoPhillips	18,417	918,456
Denbury Resources, Inc.(x)*	5,790	14,938
Devon Energy Corp.	6,967	290,663
Energen Corp.*	1,411	76,815
EOG Resources, Inc.	8,562	835,223
EQT Corp.	2,624	160,326
Hess Corp.	4,220	203,446
Marathon Oil Corp.	12,592	198,954
Marathon Petroleum Corp.	7,811	394,768
Noble Energy, Inc.	6,370	218,746
Occidental Petroleum Corp.	11,290	715,334
ONEOK, Inc.	3,110	172,418
Phillips 66	6,925	548,599
Pioneer Natural Resources Co.	2,527	470,603
QEP Resources, Inc.*	3,483	44,269
Southwestern Energy Co.*	7,173	58,604

		5,326,296

Total Energy		7,805,018

Financials (9.7%)
Banks (1.8%)
Bank of Hawaii Corp.	623	51,310
Cathay General Bancorp	1,089	41,034
CIT Group, Inc.	3,161	135,702
Citizens Financial Group, Inc.	7,595	262,407
Comerica, Inc.	2,528	173,370
Heartland Financial USA, Inc.	320	15,984
International Bancshares Corp.	815	28,851
KeyCorp	16,409	291,752
M&T Bank Corp.	2,062	319,053
Old National Bancorp	1,864	32,340
People’s United Financial, Inc.	4,524	82,337
PNC Financial Services Group, Inc. (The)‡	7,192	864,766
Signature Bank*	780	115,744
Umpqua Holdings Corp.	3,201	56,786

		2,471,436

Capital Markets (3.4%)
Ameriprise Financial, Inc.	2,335	302,803
Bank of New York Mellon Corp. (The)	15,621	737,780
BlackRock, Inc.‡	1,795	688,400
Charles Schwab Corp. (The)	17,627	719,358
CME Group, Inc.	5,013	595,544
FactSet Research Systems, Inc.	591	97,462
Franklin Resources, Inc.	5,443	229,368
Invesco Ltd.	6,036	184,883
Legg Mason, Inc.	1,356	48,965
Northern Trust Corp.	3,178	275,151
State Street Corp.	5,699	453,697
T Rowe Price Group, Inc.	3,630	247,385
TD Ameritrade Holding Corp.	3,886	151,010

		4,731,806

Consumer Finance (0.8%)
Ally Financial, Inc.	6,327	128,628
American Express Co.	11,559	914,432

		1,043,060

Diversified Financial Services (0.1%)
Voya Financial, Inc.	2,910	110,464

Insurance (3.5%)
Aflac, Inc.	6,029	436,620
Allstate Corp. (The)	5,440	443,306
Chubb Ltd.	6,905	940,806
Hartford Financial Services Group, Inc. (The)	5,581	268,279
Loews Corp.	4,231	197,884
Marsh & McLennan Cos., Inc.	7,661	566,071
Principal Financial Group, Inc.	4,289	270,679
Progressive Corp. (The)	8,698	340,788
Prudential Financial, Inc.	6,353	677,738
Travelers Cos., Inc. (The)	4,197	505,906
Willis Towers Watson plc	1,919	251,178

		4,899,255

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc.	7,080	98,908

Total Financials		13,354,929

Health Care (12.1%)
Biotechnology (4.4%)
Amgen, Inc.	11,037	1,810,841
Biogen, Inc.*	3,218	879,865
BioMarin Pharmaceutical, Inc.*	2,524	221,557
Celgene Corp.*	11,499	1,430,820
Gilead Sciences, Inc.	19,558	1,328,379
Vertex Pharmaceuticals, Inc.*	3,699	404,486

		6,075,948

Health Care Equipment & Supplies (1.4%)
Align Technology, Inc.*	1,047	120,101
Becton Dickinson and Co.	3,151	578,019
Cooper Cos., Inc. (The)	720	143,921
DENTSPLY SIRONA, Inc.	3,411	212,983
Edwards Lifesciences Corp.*	3,159	297,167
Hologic, Inc.*	3,699	157,393
IDEXX Laboratories, Inc.*	1,325	204,858
ResMed, Inc.	2,083	149,914
Varian Medical Systems, Inc.*	1,422	129,587

		1,993,943

Health Care Providers & Services (2.2%)
AmerisourceBergen Corp.	2,439	215,851
Cardinal Health, Inc.	4,729	385,650
Centene Corp.*	2,524	179,860
Cigna Corp.	3,827	560,617
Envision Healthcare Corp.*	1,707	104,673
HCA Holdings, Inc.*	4,428	394,048
Henry Schein, Inc.*	1,189	202,094
Humana, Inc.	2,223	458,249
Laboratory Corp. of America Holdings*	1,516	217,501
MEDNAX, Inc.*	1,360	94,357
Patterson Cos., Inc.	1,224	55,362
Quest Diagnostics, Inc.	2,048	201,093
Select Medical Holdings Corp.*	1,529	20,412

		3,089,767

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.2%)
Cerner Corp.*	4,509	$265,355

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	4,836	255,679
Bio-Techne Corp.	542	55,094
Mettler-Toledo International, Inc.*	385	184,380
PAREXEL International Corp.*	769	48,532
Quintiles IMS Holdings, Inc.*	2,182	175,717
Waters Corp.*	1,190	186,009

		905,411

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	24,799	1,348,570
Jazz Pharmaceuticals plc*	880	127,714
Merck & Co., Inc.	40,862	2,596,371
Zoetis, Inc.	6,926	369,641

		4,442,296

Total Health Care		16,772,720

Industrials (9.9%)
Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	2,092	161,691
Echo Global Logistics, Inc.*	383	8,177
Expeditors International of Washington, Inc.	2,665	150,546
United Parcel Service, Inc., Class B	10,231	1,097,786

		1,418,200

Airlines (0.2%)
Delta Air Lines, Inc.	2,786	128,045
Southwest Airlines Co.	2,254	121,175

		249,220

Building Products (0.8%)
AO Smith Corp.	2,155	110,250
Builders FirstSource, Inc.*	1,684	25,091
Fortune Brands Home & Security, Inc.	2,369	144,154
Johnson Controls International plc	13,951	587,616
Masco Corp.	5,019	170,596
Owens Corning	1,668	102,365

		1,140,072

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.*	1,558	20,488
Copart, Inc.*	1,524	94,381
Deluxe Corp.	709	51,169
Essendant, Inc.	542	8,211
HNI Corp.	646	29,774
Interface, Inc.	942	17,945
Knoll, Inc.	714	17,000
RR Donnelley & Sons Co.	1,015	12,292
Steelcase, Inc., Class A	1,274	21,340
Team, Inc.*	405	10,955
Tetra Tech, Inc.	835	34,110

		317,665

Construction & Engineering (0.1%)
EMCOR Group, Inc.	884	55,648
Granite Construction, Inc.	576	28,909
Quanta Services, Inc.*	2,189	81,234

		165,791

Electrical Equipment (0.8%)
Acuity Brands, Inc.	651	132,804
Eaton Corp. plc	6,673	494,803
Rockwell Automation, Inc.	1,894	294,915
Sensata Technologies Holding NV*	2,483	108,432

		1,030,954

Industrial Conglomerates (1.5%)
3M Co.	8,912	1,705,133
Roper Technologies, Inc.	1,507	311,180

		2,016,313

Machinery (3.3%)
AGCO Corp.	943	56,750
Caterpillar, Inc.	8,708	807,754
Cummins, Inc.	2,362	357,134
Deere & Co.	3,950	429,997
Dover Corp.	2,295	184,403
Flowserve Corp.	1,895	91,756
Fortive Corp.	4,603	277,193
Graco, Inc.	809	76,159
Illinois Tool Works, Inc.	4,676	619,430
Ingersoll-Rand plc	3,816	310,317
Lincoln Electric Holdings, Inc.	880	76,437
Meritor, Inc.*	1,198	20,522
Middleby Corp. (The)*	884	120,622
Parker-Hannifin Corp.	1,971	315,991
Snap-on, Inc.	889	149,948
Stanley Black & Decker, Inc.	2,226	295,768
Tennant Co.	243	17,654
Timken Co. (The)	1,024	46,285
WABCO Holdings, Inc.*	770	90,413
Wabtec Corp.(x)	1,310	102,180
Xylem, Inc.	2,773	139,260

		4,585,973

Professional Services (0.5%)
CEB, Inc.	468	36,785
Dun & Bradstreet Corp. (The)	528	56,992
Exponent, Inc.	378	22,510
Heidrick & Struggles International, Inc.	257	6,772
ICF International, Inc.*	262	10,821
IHS Markit Ltd.*	5,329	223,551
Kelly Services, Inc., Class A	453	9,903
ManpowerGroup, Inc.	996	102,160
Navigant Consulting, Inc.*	689	15,750
On Assignment, Inc.*	737	35,767
Resources Connection, Inc.	406	6,800
Robert Half International, Inc.	1,892	92,386
RPX Corp.*	720	8,640
TrueBlue, Inc.*	617	16,875

		645,712

Road & Rail (1.0%)
ArcBest Corp.	356	9,256
Avis Budget Group, Inc.*	1,188	35,141
CSX Corp.	13,838	644,159
Genesee & Wyoming, Inc., Class A*	911	61,820
Hertz Global Holdings, Inc.(x)*	735	12,892
Kansas City Southern	1,570	134,643
Norfolk Southern Corp.	4,364	488,637
Ryder System, Inc.	777	58,617

		1,445,165

Trading Companies & Distributors (0.5%)
Air Lease Corp.	1,420	55,025
Applied Industrial Technologies, Inc.	539	33,337
Fastenal Co.	4,305	221,708
H&E Equipment Services, Inc.	464	11,377
United Rentals, Inc.*	1,244	155,562
WW Grainger, Inc.	834	194,122

		671,131

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	860	9,804

Total Industrials		13,696,000

Information Technology (27.4%)
Communications Equipment (2.1%)
Calix, Inc.*	638	4,625
Cisco Systems, Inc.	74,461	2,516,782
F5 Networks, Inc.*	965	137,580

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Motorola Solutions, Inc.	2,235	$192,702
Plantronics, Inc.	482	26,081

		2,877,770

Electronic Equipment, Instruments & Components (0.7%)
Corning, Inc.	14,053	379,431
Flex Ltd.*	7,941	133,409
Itron, Inc.*	528	32,050
TE Connectivity Ltd.	5,250	391,387
Trimble, Inc.*	3,853	123,334

		1,059,611

Internet Software & Services (5.9%)
Alphabet, Inc., Class A*	4,390	3,721,842
Alphabet, Inc., Class C*	4,599	3,815,147
Yahoo!, Inc.*	13,391	621,476

		8,158,465

IT Services (3.7%)
Accenture plc, Class A	9,202	1,103,136
Automatic Data Processing, Inc.	6,688	684,784
Cognizant Technology Solutions Corp., Class A*	9,025	537,168
Convergys Corp.	1,394	29,483
FleetCor Technologies, Inc.*	1,369	207,308
International Business Machines Corp.	13,382	2,330,341
Teradata Corp.*	1,895	58,972
Western Union Co. (The)	7,090	144,282

		5,095,474

Semiconductors & Semiconductor Equipment (4.8%)
Advanced Micro Devices, Inc.*	11,639	169,348
Analog Devices, Inc.	5,368	439,908
Applied Materials, Inc.	15,969	621,194
Intel Corp.	70,270	2,534,639
Lam Research Corp.	2,406	308,834
Microchip Technology, Inc.	3,191	235,432
NVIDIA Corp.	8,003	871,767
Skyworks Solutions, Inc.	2,763	270,719
SunPower Corp.(x)*	904	5,514
Texas Instruments, Inc.	14,840	1,195,510

		6,652,865

Software (9.4%)
Adobe Systems, Inc.*	7,379	960,229
ANSYS, Inc.*	1,268	135,511
Autodesk, Inc.*	2,945	254,654
CA, Inc.	4,775	151,463
Cadence Design Systems, Inc.*	4,249	133,419
Citrix Systems, Inc.*	2,304	192,130
Dell Technologies, Inc., Class V*	3,307	211,913
Fortinet, Inc.*	2,173	83,334
Intuit, Inc.	3,631	421,160
Microsoft Corp.	109,431	7,207,126
Oracle Corp.	45,676	2,037,606
salesforce.com, Inc.*	9,582	790,419
Symantec Corp.	9,210	282,563
Workday, Inc., Class A*	1,802	150,071

		13,011,598

Technology Hardware, Storage & Peripherals (0.8%)
Hewlett Packard Enterprise Co.	24,613	583,328
HP, Inc.	25,250	451,470
Super Micro Computer, Inc.*	566	14,348
Xerox Corp.	12,520	91,897

		1,141,043

Total Information Technology		37,996,826

Materials (2.9%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	3,040	411,281
Albemarle Corp.	1,662	175,574
Axalta Coating Systems Ltd.*	3,299	106,228
Ecolab, Inc.	3,893	487,949
HB Fuller Co.	732	37,742
International Flavors & Fragrances, Inc.	1,190	157,711
Minerals Technologies, Inc.	506	38,759
Mosaic Co. (The)	5,057	147,563
PPG Industries, Inc.	3,898	409,602
Praxair, Inc.	4,229	501,559
Sherwin-Williams Co. (The)	1,167	361,992
Valspar Corp. (The)	1,135	125,917

		2,961,877

Containers & Packaging (0.5%)
Avery Dennison Corp.	1,292	104,135
Ball Corp.	2,453	182,160
Sealed Air Corp.	2,859	124,595
Sonoco Products Co.	1,457	77,105
WestRock Co.	3,710	193,031

		681,026

Metals & Mining (0.2%)
Compass Minerals International, Inc.(x)	491	33,315
Nucor Corp.	4,721	281,938
Schnitzer Steel Industries, Inc., Class A	385	7,950

		323,203

Paper & Forest Products (0.0%)
Domtar Corp.	910	33,233

Total Materials		3,999,339

Real Estate (4.5%)
Equity Real Estate Investment Trusts (REITs) (4.3%)
American Tower Corp. (REIT)	6,324	768,619
AvalonBay Communities, Inc. (REIT)	2,041	374,728
Boston Properties, Inc. (REIT)	2,272	300,836
Corporate Office Properties Trust (REIT)	1,377	45,579
Digital Realty Trust, Inc. (REIT)	2,369	252,038
Duke Realty Corp. (REIT)	5,240	137,655
Equinix, Inc. (REIT)	1,131	452,818
Equity Residential (REIT)	5,414	336,859
Federal Realty Investment Trust (REIT)	1,061	141,643
Forest City Realty Trust, Inc. (REIT), Class A	3,511	76,470
HCP, Inc. (REIT)	6,908	216,082
Host Hotels & Resorts, Inc. (REIT)	11,163	208,302
Iron Mountain, Inc. (REIT)	3,805	135,724
Liberty Property Trust (REIT)	2,133	82,227
Macerich Co. (The) (REIT)	1,881	121,136
Potlatch Corp. (REIT)	589	26,917
Prologis, Inc. (REIT)	7,810	405,183
SBA Communications Corp. (REIT)*	1,857	223,527
Simon Property Group, Inc. (REIT)	4,667	802,864
UDR, Inc. (REIT)	4,032	146,200
Vornado Realty Trust (REIT)	2,513	252,079
Weyerhaeuser Co. (REIT)	11,052	375,547

		5,883,033

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	4,485	156,033
Jones Lang LaSalle, Inc.	657	73,223
Realogy Holdings Corp.	2,109	62,827

		292,083

Total Real Estate		6,175,116

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.4%)
CenturyLink, Inc.(x)	8,077	$190,375
Cincinnati Bell, Inc.*	550	9,735
Level 3 Communications, Inc.*	4,504	257,719
Verizon Communications, Inc.	60,425	2,945,719

		3,403,548

Wireless Telecommunication Services (0.1%)
Sprint Corp.*	11,566	100,393

Total Telecommunication Services		3,503,941

Utilities (1.8%)
Electric Utilities (0.3%)
Alliant Energy Corp.	3,483	137,962
Eversource Energy	4,668	274,385

		412,347

Gas Utilities (0.1%)
New Jersey Resources Corp.(x)	1,252	49,579
Northwest Natural Gas Co.	400	23,640
WGL Holdings, Inc.	742	61,237

		134,456

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	9,580	107,104
Ormat Technologies, Inc.	540	30,823

		137,927

Multi-Utilities (1.2%)
Avista Corp.	926	36,160
CenterPoint Energy, Inc.	6,045	166,661
CMS Energy Corp.	4,135	185,000
Consolidated Edison, Inc.	4,502	349,625
MDU Resources Group, Inc.	2,697	73,817
NiSource, Inc.	4,683	111,409
Sempra Energy	3,510	387,855
WEC Energy Group, Inc.	4,654	282,172

		1,592,699

Water Utilities (0.1%)
American Water Works Co., Inc.	2,662	207,024

Total Utilities		2,484,453

Total Common Stocks (99.8%) (Cost $108,617,737)		138,236,153

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food & Staples Retailing (0.0%)
Safeway, Inc. (Casa Ley subsidiary) (Contingent Value Shares)*†	2,090	794
Safeway, Inc. (PDC subsidiary) (Contingent Value Shares)*†	2,090	42

Total Consumer Staples		836

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)*†	860	716

Total Health Care		716

Total Rights (0.0%) (Cost $—)		1,552

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	87,101	87,127

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $75,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $76,500.(xx)	$75,000	75,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $100,007, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $100,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $109,799.(xx)	100,000	100,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $86,208, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $87,925.(xx)	86,201	86,201
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $316,650, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $322,962.(xx)	316,629	316,629
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $100,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $102,062.(xx)	100,000	100,000
Macquarie Bank Ltd.ss, 0.81%, dated 3/31/17, due 4/4/17, repurchase price $50,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $51,031.(xx)	50,000	50,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $250,018, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $255,018.(xx)	$250,000	$250,000

Total Repurchase Agreements		1,077,830

Total Short-Term Investments (0.9%) (Cost $1,164,965)		1,164,957

Total Investments (100.7%) (Cost $109,782,702)		139,402,662
Other Assets Less Liabilities (-0.7%)		(903,010)

Net Assets (100%)		$138,499,652

*	Non-income producing.

†	Securities (totaling $1,552 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $1,058,096. This was secured by cash collateral of $1,077,830 which was subsequently invested in joint repurchase agreements with a total value of $1,077,830, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$674,317	$8,800	$—	$688,400	$4,488	$—
PNC Financial Services Group, Inc. (The)	835,913	8,138	2,484	864,766	3,919	115

	$1,510,230	$16,938	$2,484	$1,553,166	$8,407	$115

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$18,963,279	$—	$—	$18,963,279
Consumer Staples	13,484,532	—	—	13,484,532
Energy	7,805,018	—	—	7,805,018
Financials	13,354,929	—	—	13,354,929
Health Care	16,772,720	—	—	16,772,720
Industrials	13,696,000	—	—	13,696,000
Information Technology	37,996,826	—	—	37,996,826
Materials	3,999,339	—	—	3,999,339
Real Estate	6,175,116	—	—	6,175,116
Telecommunication Services	3,503,941	—	—	3,503,941
Utilities	2,484,453	—	—	2,484,453

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Consumer Staples	$—	$—	$836	$836
Health Care	—	—	716	716
Short-Term Investments
Investment Companies	87,127	—	—	87,127
Repurchase Agreements	—	1,077,830	—	1,077,830

Total Assets	$138,323,280	$1,077,830	$1,552	$139,402,662

Total Liabilities	$—	$—	$—	$—

Total	$138,323,280	$1,077,830	$1,552	$139,402,662

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,272,508
Aggregate gross unrealized depreciation	(1,643,614)

Net unrealized appreciation	$29,628,894

Federal income tax cost of investments	$109,773,768

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.4%)
Banco Macro SA (ADR)	19,256	$1,669,495
Grupo Financiero Galicia SA (ADR)	47,954	1,815,538
MercadoLibre, Inc.	21,448	4,535,609

		8,020,642

Australia (2.3%)
AGL Energy Ltd.	35,128	707,712
Alumina Ltd.(x)	132,164	180,742
Amcor Ltd.	58,353	671,400
AMP Ltd.	154,146	610,036
APA Group	57,099	390,868
Aristocrat Leisure Ltd.	28,027	384,785
ASX Ltd.	10,073	388,483
Aurizon Holdings Ltd.	104,616	419,615
AusNet Services	93,733	120,666
Australia & New Zealand Banking Group Ltd.	150,819	3,666,482
Bank of Queensland Ltd.	18,638	173,151
Bendigo & Adelaide Bank Ltd.	23,788	220,633
BHP Billiton Ltd.	165,471	3,039,133
BHP Billiton plc	108,817	1,682,396
Boral Ltd.	60,399	269,486
Brambles Ltd.	80,641	576,051
Caltex Australia Ltd.	13,437	302,740
Challenger Ltd.	28,646	274,664
CIMIC Group Ltd.	5,498	150,923
Coca-Cola Amatil Ltd.	30,909	255,509
Cochlear Ltd.(x)	3,061	316,249
Commonwealth Bank of Australia	88,367	5,799,989
Computershare Ltd.	23,925	256,998
Crown Resorts Ltd.	19,397	175,016
CSL Ltd.(x)	23,507	2,250,845
Dexus Property Group (REIT)(x)	50,761	378,894
Domino’s Pizza Enterprises Ltd.(x)	3,222	143,069
DUET Group	126,845	270,378
Flight Centre Travel Group Ltd.	2,751	60,699
Fortescue Metals Group Ltd.	80,214	381,796
Goodman Group (REIT)	90,034	532,403
GPT Group (The) (REIT)	93,665	368,534
Harvey Norman Holdings Ltd.(x)	32,214	111,490
Healthscope Ltd.	95,784	166,116
Incitec Pivot Ltd.	86,925	249,704
Insurance Australia Group Ltd.	126,368	584,098
LendLease Group	26,451	314,849
Macquarie Group Ltd.	15,781	1,087,513
Medibank Pvt Ltd.	142,361	306,714
Mirvac Group (REIT)	189,038	316,291
National Australia Bank Ltd.	136,887	3,486,753
Newcrest Mining Ltd.	39,944	679,618
Oil Search Ltd.	72,831	401,742
Orica Ltd.	17,867	240,247
Origin Energy Ltd.*	89,647	482,857
Qantas Airways Ltd.	26,602	79,060
QBE Insurance Group Ltd.	70,273	692,046
Ramsay Health Care Ltd.	7,326	391,179
REA Group Ltd.	2,757	124,970
Santos Ltd.*	94,586	274,602
Scentre Group (REIT)(x)	277,139	908,340
SEEK Ltd.	16,617	202,111
Sonic Healthcare Ltd.	20,799	351,496
South32 Ltd.	274,146	578,075
Stockland (REIT)	127,838	453,181
Suncorp Group Ltd.	66,145	667,564
Sydney Airport	58,064	300,323
Tabcorp Holdings Ltd.	42,204	153,158
Tatts Group Ltd.	75,454	255,376
Telstra Corp. Ltd.	221,700	789,305
TPG Telecom Ltd.	16,154	86,021
Transurban Group(x)	105,605	941,561
Treasury Wine Estates Ltd.	37,157	347,185
Vicinity Centres (REIT)	177,377	383,510
Vocus Group Ltd.(x)	26,717	88,179
Wesfarmers Ltd.	58,020	1,997,830
Westfield Corp. (REIT)	102,806	697,469
Westpac Banking Corp.	172,399	4,617,852
Woodside Petroleum Ltd.	38,419	941,616
Woolworths Ltd.	65,883	1,333,867

		51,504,213

Austria (0.2%)
ANDRITZ AG(x)	3,751	187,613
Erste Group Bank AG*	111,294	3,624,186
OMV AG	8,129	319,867
Raiffeisen Bank International AG*	6,440	145,339
voestalpine AG	5,318	209,343

		4,486,348

Belgium (0.4%)
Ageas	9,700	379,149
Anheuser-Busch InBev SA/NV	39,257	4,309,387
Colruyt SA	3,463	170,013
Groupe Bruxelles Lambert SA	4,102	372,399
KBC Group NV	13,082	867,916
Proximus SADP	7,692	241,374
Solvay SA	3,818	466,567
Telenet Group Holding NV*	2,873	170,869
UCB SA	6,576	510,081
Umicore SA	4,905	279,424

		7,767,179

Bermuda (0.0%)
XL Group Ltd.	8,830	351,964

Brazil (1.2%)
Banco Bradesco SA (Preference)(q)*	530,850	5,473,659
BRF SA*	259,172	3,196,394
Itau Unibanco Holding SA (Preference)(q)	504,507	6,123,831
Kosmos Comercio de Vestuario SA (Preference)(q)*†	1,248,000	—
Lojas Renner SA	388,362	3,448,688
Petroleo Brasileiro SA*	505,758	2,462,069
Petroleo Brasileiro SA (Preference)(q)*	672,455	3,129,646
Raia Drogasil SA*	163,047	3,071,259

		26,905,546

Chile (0.1%)
Antofagasta plc	22,132	231,400
SACI Falabella	247,247	2,079,479

		2,310,879

China (3.0%)
Alibaba Group Holding Ltd. (ADR)*	62,725	6,763,637
Bank of China Ltd., Class H	12,347,000	6,132,590
BOC Hong Kong Holdings Ltd.	190,500	778,276
China Construction Bank Corp., Class H	6,717,420	5,402,287
China Mengniu Dairy Co. Ltd.	625,000	1,294,795
China Mobile Ltd.	446,000	4,880,950
China Overseas Land & Investment Ltd.	248,000	708,435
China Pacific Insurance Group Co. Ltd., Class H	852,200	3,075,881
China Unicom Hong Kong Ltd.	1,582,000	2,117,069
CRCC High-Tech Equipment Corp. Ltd., Class H	1,319,500	614,629

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CSPC Pharmaceutical Group Ltd.	1,108,000	$1,451,385
Industrial & Commercial Bank of China Ltd., Class H	1,553,000	1,015,150
JD.com, Inc. (ADR)*	226,169	7,036,118
NetEase, Inc. (ADR)	4,860	1,380,240
New Oriental Education & Technology Group, Inc. (ADR)*	23,694	1,430,644
PetroChina Co. Ltd., Class H	2,112,000	1,546,327
Shenzhou International Group Holdings Ltd.	284,000	1,792,472
TAL Education Group (ADR)*	17,437	1,858,261
Tencent Holdings Ltd.	569,300	16,321,179
Yangzijiang Shipbuilding Holdings Ltd.	100,497	81,182
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	964,000	517,259

		66,198,766

Colombia (0.1%)
Cemex Latam Holdings SA*	187,987	695,720
Grupo de Inversiones Suramericana SA	81,524	1,108,167
Grupo de Inversiones Suramericana SA (Preference)(q)	38,966	517,743

		2,321,630

Czech Republic (0.2%)
Komercni banka A/S	100,029	3,712,098

Denmark (0.6%)
AP Moller - Maersk A/S, Class A	194	312,966
AP Moller - Maersk A/S, Class B	335	555,803
Carlsberg A/S, Class B	5,564	513,826
Chr Hansen Holding A/S	5,256	337,356
Coloplast A/S, Class B	6,121	477,929
Danske Bank A/S	35,205	1,198,977
DONG Energy A/S§	7,577	292,167
DSV A/S	9,343	483,656
FLSmidth & Co. A/S	24,885	1,331,035
Genmab A/S*	2,976	573,128
ISS A/S	8,890	336,167
Novo Nordisk A/S, Class B	98,506	3,383,072
Novozymes A/S, Class B	11,882	470,945
Pandora A/S*	5,603	620,270
TDC A/S	44,026	227,024
Tryg A/S	6,400	116,095
Vestas Wind Systems A/S*	11,419	928,441
William Demant Holding A/S*	6,284	131,292

		12,290,149

Egypt (0.1%)
Commercial International Bank Egypt SAE*	505,385	2,114,777

Finland (0.3%)
Elisa OYJ	7,658	270,821
Fortum OYJ	23,101	365,473
Kone OYJ, Class B	16,960	744,705
Metso OYJ	5,977	180,958
Neste OYJ*	6,605	257,609
Nokia OYJ	301,811	1,619,519
Nokian Renkaat OYJ	6,228	260,047
Orion OYJ, Class B	5,290	275,792
Sampo OYJ, Class A	23,032	1,092,406
Stora Enso OYJ, Class R	27,613	326,390
UPM-Kymmene OYJ	27,601	648,373
Wartsila OYJ Abp*	7,682	410,987

		6,453,080

France (4.3%)
Accor SA	8,801	366,637
Aeroports de Paris	1,669	206,270
Air Liquide SA	20,031	2,288,627
Airbus SE	152,118	11,575,395
Alstom SA*	8,146	243,455
Arkema SA	3,409	336,324
Atos SE	4,421	546,858
AXA SA‡	99,921	2,585,479
BNP Paribas SA	54,587	3,635,512
Bollore SA	43,664	169,274
Bouygues SA	10,614	432,030
Bureau Veritas SA	13,568	286,230
Capgemini SA	8,427	778,168
Carrefour SA	28,982	683,288
Casino Guichard Perrachon SA	3,106	173,726
Christian Dior SE	2,809	652,668
Cie de Saint-Gobain	25,730	1,321,246
Cie Generale des Etablissements Michelin	9,438	1,146,294
CNP Assurances	8,928	181,725
Credit Agricole SA	56,605	766,905
Danone SA	30,413	2,068,667
Dassault Aviation SA	115	146,225
Dassault Systemes SE	6,650	575,625
Edenred	10,710	253,073
Eiffage SA	3,107	243,354
Electricite de France SA	17,361	146,165
Engie SA	73,853	1,046,283
Essilor International SA	10,708	1,301,113
Eurazeo SA	1,981	130,456
Eutelsat Communications SA	9,130	203,856
Fonciere Des Regions (REIT)	1,632	136,339
Gecina SA (REIT)	2,013	273,158
Groupe Eurotunnel SE (Registered)	24,964	251,189
Hermes International	1,373	650,481
ICADE (REIT)	2,050	150,199
Iliad SA	1,381	308,867
Imerys SA	1,999	169,686
Ingenico Group SA	2,884	272,161
JCDecaux SA	4,258	149,855
Kering	26,861	6,947,481
Klepierre (REIT)	11,379	442,592
Lagardere SCA	6,042	177,963
Legrand SA	13,456	811,337
L’Oreal SA	12,978	2,494,164
LVMH Moet Hennessy Louis Vuitton SE	52,717	11,576,694
Natixis SA	48,624	299,613
Orange SA	102,787	1,597,098
Pernod Ricard SA	10,940	1,294,291
Peugeot SA*	25,349	510,424
Publicis Groupe SA	9,887	690,964
Remy Cointreau SA	1,303	127,564
Renault SA	9,969	866,002
Rexel SA	14,900	270,538
Safran SA	15,748	1,176,502
Sanofi	59,770	5,395,594
Schneider Electric SE	28,962	2,120,438
SCOR SE	7,988	301,920
SEB SA	1,138	158,915
SFR Group SA*	4,437	139,588
Societe BIC SA	1,547	192,760
Societe Generale SA	128,899	6,538,575
Sodexo SA(x)	4,788	563,139
Suez	16,031	253,193
Thales SA	5,454	527,490
TOTAL SA	116,068	5,870,989
Unibail-Rodamco SE (REIT)(x)	5,117	1,196,027
Valeo SA	12,282	817,985
Veolia Environnement SA	25,386	475,556
Vinci SA(x)	26,083	2,067,423

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Vivendi SA(x)	53,528	$1,040,714
Wendel SA	1,455	184,401
Zodiac Aerospace	10,957	274,105

		94,254,902

Germany (4.3%)
adidas AG	23,841	4,534,807
Allianz SE (Registered)	55,560	10,292,480
Axel Springer SE	2,335	128,958
BASF SE	47,321	4,690,791
Bayer AG (Registered)	79,299	9,140,617
Bayerische Motoren Werke AG	17,059	1,556,157
Bayerische Motoren Werke AG (Preference)(q)	77,111	6,072,582
Beiersdorf AG	5,243	496,288
Brenntag AG	8,035	450,445
Commerzbank AG	52,794	477,486
Continental AG	5,708	1,251,350
Covestro AG§	3,585	275,974
Daimler AG (Registered)	49,608	3,662,190
Deutsche Bank AG (Registered)(x)*	71,062	1,224,314
Deutsche Boerse AG*	10,111	926,661
Deutsche Lufthansa AG (Registered)	12,345	200,179
Deutsche Post AG (Registered)	49,986	1,712,001
Deutsche Telekom AG (Registered)	168,672	2,955,503
Deutsche Wohnen AG	17,387	572,498
E.ON SE	113,307	900,646
Evonik Industries AG	8,658	282,309
Fraport AG Frankfurt Airport Services Worldwide	1,956	138,408
Fresenius Medical Care AG & Co. KGa	11,063	932,949
Fresenius SE & Co. KGaA	21,112	1,696,603
Fuchs Petrolub SE (Preference)(q)	3,550	173,186
GEA Group AG	9,511	404,230
Hannover Rueck SE	2,935	338,624
HeidelbergCement AG	7,682	719,207
Henkel AG & Co. KGaA	5,405	600,535
Henkel AG & Co. KGaA (Preference)(q)	9,230	1,182,572
HOCHTIEF AG	1,076	177,864
HUGO BOSS AG	3,529	257,546
Infineon Technologies AG	59,019	1,205,397
Innogy SE*§	7,145	269,715
K+S AG (Registered)	9,298	216,137
LANXESS AG	4,760	319,353
Linde AG	27,066	4,507,233
MAN SE	1,833	188,955
Merck KGaA	6,659	758,688
METRO AG	8,456	270,445
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,298	1,623,513
OSRAM Licht AG	4,625	289,870
Porsche Automobil Holding SE (Preference)(q)	7,964	434,485
ProSiebenSat.1 Media SE	12,173	538,990
RWE AG*	25,452	421,809
SAP SE	133,966	13,145,315
Schaeffler AG (Preference)(q)	8,373	147,205
Siemens AG (Registered)	56,734	7,771,260
Symrise AG	6,013	399,890
Telefonica Deutschland Holding AG	38,786	192,403
thyssenkrupp AG	19,132	468,614
TUI AG	26,502	367,240
United Internet AG (Registered)	6,337	280,418
Volkswagen AG	1,753	261,160
Volkswagen AG (Preference)(q)	9,562	1,393,421
Vonovia SE	24,009	845,991
Zalando SE*§	4,170	168,711

		94,912,178

Hong Kong (1.2%)
AIA Group Ltd.	1,242,200	7,832,182
ASM Pacific Technology Ltd.	11,000	149,611
Bank of East Asia Ltd. (The)	61,200	253,179
Cathay Pacific Airways Ltd.	63,000	91,442
Cheung Kong Infrastructure Holdings Ltd.	33,000	259,023
Cheung Kong Property Holdings Ltd.	139,764	941,471
CK Hutchison Holdings Ltd.	139,264	1,713,136
CLP Holdings Ltd.	85,500	893,891
First Pacific Co. Ltd.	139,500	101,239
Galaxy Entertainment Group Ltd.	121,000	662,491
Hang Lung Group Ltd.	44,000	187,686
Hang Lung Properties Ltd.	115,000	298,913
Hang Seng Bank Ltd.	39,400	799,001
Henderson Land Development Co. Ltd.	56,939	352,778
HK Electric Investments & HK Electric Investments Ltd.§	146,000	134,512
HKT Trust & HKT Ltd.	133,260	171,816
Hong Kong & China Gas Co. Ltd.(x)	393,419	786,686
Hong Kong Exchanges & Clearing Ltd.	58,328	1,468,051
Hongkong Land Holdings Ltd.	61,900	471,059
Hutchison Port Holdings Trust(x)	269,300	110,188
Hysan Development Co. Ltd.	35,000	158,753
Jardine Matheson Holdings Ltd.	12,800	809,472
Jardine Strategic Holdings Ltd.	11,400	476,691
Kerry Properties Ltd.(x)	30,500	105,768
Li & Fung Ltd.	290,000	125,754
Link REIT (REIT)	113,000	791,720
Melco Crown Entertainment Ltd. (ADR)	9,572	177,465
MTR Corp. Ltd.(x)	73,500	412,826
New World Development Co. Ltd.	290,320	357,133
NWS Holdings Ltd.	82,172	149,932
PCCW Ltd.	209,000	123,171
Power Assets Holdings Ltd.	69,000	594,866
Sands China Ltd.	124,787	578,052
Shangri-La Asia Ltd.(x)	52,166	75,985
Sino Biopharmaceutical Ltd.	884,000	727,993
Sino Land Co. Ltd.	163,400	286,368
SJM Holdings Ltd.(x)	111,000	90,268
Sun Hung Kai Properties Ltd.	75,000	1,102,104
Swire Pacific Ltd., Class A	28,500	284,578
Swire Properties Ltd.	60,800	194,804
Techtronic Industries Co. Ltd.	71,000	287,325
WH Group Ltd.§	407,000	350,885
Wharf Holdings Ltd. (The)	71,100	610,226
Wheelock & Co. Ltd.	44,000	347,912
Yue Yuen Industrial Holdings Ltd.	43,500	171,000

		27,069,406

Hungary (0.1%)
OTP Bank plc	105,311	2,946,112

India (1.8%)
Ashok Leyland Ltd.	2,155,035	2,806,009
Bharat Financial Inclusion Ltd.*	87,715	1,091,997
Bharat Petroleum Corp. Ltd.	305,175	3,054,100
DLF Ltd.*	2,359,745	5,401,957
HDFC Bank Ltd. (ADR)	21,100	1,587,142
ICICI Bank Ltd. (ADR)	496,295	4,268,137
IndusInd Bank Ltd.	167,024	3,665,731

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Marico Ltd.	690,805	$3,136,735
Maruti Suzuki India Ltd.	32,578	3,018,087
Shree Cement Ltd.	13,175	3,466,099
Shriram Transport Finance Co. Ltd.	80,610	1,338,224
Zee Entertainment Enterprises Ltd.	771,621	6,363,927

		39,198,145

Indonesia (0.8%)
Astra International Tbk. PT	5,262,300	3,406,051
Bank Mandiri Persero Tbk. PT	3,433,700	3,014,843
Bank Negara Indonesia Persero Tbk. PT	1,001,500	486,639
Bumi Serpong Damai Tbk. PT	11,865,400	1,678,457
Link Net Tbk. PT	1,719,700	700,114
Semen Indonesia Persero Tbk. PT	3,398,400	2,295,269
Telekomunikasi Indonesia Persero Tbk PT	10,495,000	3,252,737
Unilever Indonesia Tbk. PT	264,500	859,965
XL Axiata Tbk. PT*	7,254,675	1,665,927

		17,360,002

Ireland (0.2%)
AerCap Holdings NV*	7,997	367,622
Bank of Ireland*	1,430,634	358,657
CRH plc	42,749	1,508,145
James Hardie Industries plc (CDI)	22,958	360,796
Kerry Group plc, Class A	8,416	661,693
Paddy Power Betfair plc	4,277	458,552

		3,715,465

Israel (0.2%)
Azrieli Group Ltd.	2,274	120,652
Bank Hapoalim BM	54,890	334,568
Bank Leumi Le-Israel BM*	77,993	344,483
Bezeq The Israeli Telecommunication Corp. Ltd.	120,478	216,511
Check Point Software Technologies Ltd.*	6,626	680,225
Elbit Systems Ltd.	1,188	135,968
Frutarom Industries Ltd.	1,939	108,391
Israel Chemicals Ltd.	25,003	106,293
Mizrahi Tefahot Bank Ltd.	8,869	150,424
Nice Ltd.	3,043	204,463
Teva Pharmaceutical Industries Ltd. (ADR)	45,260	1,452,393
Teva Pharmaceutical Industries Ltd. (ADR)	1,775	56,960

		3,911,331

Italy (0.7%)
Assicurazioni Generali SpA	58,663	932,467
Atlantia SpA	21,273	549,196
Brunello Cucinelli SpA(x)	46,813	1,115,662
Enel SpA	392,851	1,849,878
Eni SpA	131,066	2,146,256
Ferrari NV	6,327	470,788
Intesa Sanpaolo SpA	52,799	134,281
Intesa Sanpaolo SpA (RNC)	653,686	1,775,459
Leonardo SpA*	21,382	303,149
Luxottica Group SpA	8,770	484,165
Mediobanca SpA	29,197	263,195
Poste Italiane SpA§	26,917	179,469
Prysmian SpA	59,464	1,571,949
Saipem SpA*	312,518	141,859
Snam SpA	124,932	540,307
Telecom Italia SpA*	325,460	237,485
Telecom Italia SpA (RNC)*	529,013	475,748
Terna Rete Elettrica Nazionale SpA	77,668	385,281
Tod’s SpA	15,257	1,193,857
UniCredit SpA*	96,140	1,482,023
UnipolSai Assicurazioni SpA	61,609	135,918

		16,368,392

Japan (9.2%)
ABC-Mart, Inc.	1,800	105,255
Acom Co. Ltd.*	18,300	73,147
Aeon Co. Ltd.	34,000	496,272
AEON Financial Service Co. Ltd.(x)	5,400	101,714
Aeon Mall Co. Ltd.	5,580	87,812
Air Water, Inc.	8,000	147,453
Aisin Seiki Co. Ltd.	10,000	491,332
Ajinomoto Co., Inc.	28,400	560,322
Alfresa Holdings Corp.	9,200	159,407
Alps Electric Co. Ltd.	10,300	291,893
Amada Holdings Co. Ltd.	17,600	200,931
ANA Holdings, Inc.	63,000	192,288
Aozora Bank Ltd.	63,000	232,013
Asahi Glass Co. Ltd.	49,000	397,000
Asahi Group Holdings Ltd.	20,000	755,951
Asahi Kasei Corp.	65,000	630,558
Asics Corp.	8,300	133,301
Astellas Pharma, Inc.	111,000	1,461,655
Bandai Namco Holdings, Inc.	9,900	296,120
Bank of Kyoto Ltd. (The)(x)	13,000	94,700
Benesse Holdings, Inc.(x)	3,900	121,908
Bridgestone Corp.	33,600	1,359,030
Brother Industries Ltd.	12,600	263,137
Calbee, Inc.	3,500	119,307
Canon, Inc.	55,000	1,714,767
Casio Computer Co. Ltd.	12,600	175,311
Central Japan Railway Co.	7,400	1,205,749
Chiba Bank Ltd. (The)	36,000	231,205
Chubu Electric Power Co., Inc.	33,500	448,653
Chugai Pharmaceutical Co. Ltd.	11,700	401,981
Chugoku Bank Ltd. (The)	8,200	119,321
Chugoku Electric Power Co., Inc. (The)	14,300	158,247
Coca-Cola Bottlers Japan, Inc.	6,400	206,377
Concordia Financial Group Ltd.	63,000	291,657
Credit Saison Co. Ltd.	7,800	139,143
CYBERDYNE, Inc.*	5,000	71,769
Dai Nippon Printing Co. Ltd.	29,000	312,584
Daicel Corp.	16,000	192,724
Dai-ichi Life Holdings, Inc.	310,000	5,559,283
Daiichi Sankyo Co. Ltd.	31,200	702,581
Daikin Industries Ltd.	12,100	1,215,652
Daito Trust Construction Co. Ltd.	3,600	494,584
Daiwa House Industry Co. Ltd.	29,400	843,999
Daiwa House REIT Investment Corp. (REIT)	70	181,964
Daiwa Securities Group, Inc.	85,400	520,010
DeNA Co. Ltd.	5,300	107,542
Denso Corp.	24,500	1,077,665
Dentsu, Inc.	11,186	606,875
Don Quijote Holdings Co. Ltd.	6,400	221,899
East Japan Railway Co.	17,037	1,483,488
Eisai Co. Ltd.	13,100	678,239
Electric Power Development Co. Ltd.	8,100	189,531
FamilyMart UNY Holdings Co. Ltd.	4,200	250,498
FANUC Corp.	23,718	4,861,625
Fast Retailing Co. Ltd.	2,700	846,888
Fuji Electric Co. Ltd.	29,000	172,182
FUJIFILM Holdings Corp.	22,700	886,550
Fujitsu Ltd.	96,000	587,141
Fukuoka Financial Group, Inc.	38,000	164,520
Hachijuni Bank Ltd. (The)	19,000	107,348
Hakuhodo DY Holdings, Inc.	12,300	145,837
Hamamatsu Photonics KK	7,600	218,791
Hankyu Hanshin Holdings, Inc.	12,400	403,198
Hikari Tsushin, Inc.	1,000	97,727
Hino Motors Ltd.	12,300	148,820

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Hirose Electric Co. Ltd.	1,680	$232,390
Hiroshima Bank Ltd. (The)	26,000	110,464
Hisamitsu Pharmaceutical Co., Inc.	3,300	188,521
Hitachi Chemical Co. Ltd.	5,400	149,394
Hitachi Construction Machinery Co. Ltd.	6,000	149,555
Hitachi High-Technologies Corp.	3,700	150,719
Hitachi Ltd.	249,200	1,348,630
Hitachi Metals Ltd.	10,000	140,304
Hokuriku Electric Power Co.	9,600	93,129
Honda Motor Co. Ltd.	84,000	2,528,375
Hoshizaki Corp.	2,600	204,581
Hoya Corp.	19,900	957,374
Hulic Co. Ltd.	15,800	148,591
Idemitsu Kosan Co. Ltd.	5,200	180,760
IHI Corp.	72,000	227,001
Iida Group Holdings Co. Ltd.	7,700	118,132
Inpex Corp.	49,000	481,725
Isetan Mitsukoshi Holdings Ltd.	15,700	172,329
Isuzu Motors Ltd.	30,800	407,374
ITOCHU Corp.	77,100	1,094,206
J Front Retailing Co. Ltd.	13,000	192,670
Japan Airlines Co. Ltd.	6,688	211,820
Japan Airport Terminal Co. Ltd.	2,200	76,377
Japan Exchange Group, Inc.	26,900	382,974
Japan Post Bank Co. Ltd.	20,600	255,534
Japan Post Holdings Co. Ltd.	22,900	287,356
Japan Prime Realty Investment Corp. (REIT)	45	174,212
Japan Real Estate Investment Corp. (REIT)	67	355,070
Japan Retail Fund Investment Corp. (REIT)	127	249,140
Japan Tobacco, Inc.	56,700	1,842,635
JFE Holdings, Inc.	27,700	474,854
JGC Corp.	11,000	191,188
JSR Corp.	9,900	166,912
JTEKT Corp.	10,300	159,963
JXTG Holdings, Inc.	150,133	737,247
Kajima Corp.	46,000	299,973
Kakaku.com, Inc.(x)	7,900	107,505
Kamigumi Co. Ltd.	14,000	120,974
Kaneka Corp.	16,000	118,998
Kansai Electric Power Co., Inc. (The)	36,600	449,404
Kansai Paint Co. Ltd.	12,000	254,702
Kao Corp.	26,000	1,425,528
Kawasaki Heavy Industries Ltd.	73,000	221,629
KDDI Corp.	269,675	7,077,970
Keihan Holdings Co. Ltd.	26,000	159,041
Keikyu Corp.	25,000	274,409
Keio Corp.	30,000	237,672
Keisei Electric Railway Co. Ltd.(x)	7,499	173,986
Keyence Corp.	21,636	8,663,728
Kikkoman Corp.	8,000	238,929
Kintetsu Group Holdings Co. Ltd.	93,000	334,977
Kirin Holdings Co. Ltd.	42,400	799,975
Kobe Steel Ltd.*	16,100	146,929
Koito Manufacturing Co. Ltd.	5,800	301,644
Komatsu Ltd.	47,600	1,240,559
Konami Holdings Corp.	5,000	212,207
Konica Minolta, Inc.	23,900	213,818
Kose Corp.	1,700	153,768
Kubota Corp.	53,100	797,001
Kuraray Co. Ltd.	19,300	292,629
Kurita Water Industries Ltd.	5,200	125,785
Kyocera Corp.	88,200	4,913,468
Kyowa Hakko Kirin Co. Ltd.	14,300	226,324
Kyushu Electric Power Co., Inc.	21,600	230,105
Kyushu Financial Group, Inc.	18,500	113,164
Lawson, Inc.	3,400	230,576
LINE Corp.*	2,200	84,479
Lion Corp.	12,000	215,791
LIXIL Group Corp.	14,100	357,788
M3, Inc.	9,300	230,808
Mabuchi Motor Co. Ltd.	2,400	135,166
Makita Corp.	11,600	406,359
Marubeni Corp.	85,900	528,918
Marui Group Co. Ltd.	11,700	159,006
Maruichi Steel Tube Ltd.	2,300	65,387
Mazda Motor Corp.	28,160	405,466
McDonald’s Holdings Co. Japan Ltd.	3,910	114,143
Mebuki Financial Group, Inc.	48,600	194,260
Medipal Holdings Corp.	7,800	122,328
MEIJI Holdings Co. Ltd.	5,944	494,933
MINEBEA MITSUMI, Inc.	17,000	226,758
Miraca Holdings, Inc.	3,200	147,166
MISUMI Group, Inc.	13,800	249,399
Mitsubishi Chemical Holdings Corp.	70,400	544,710
Mitsubishi Corp.	77,800	1,681,019
Mitsubishi Electric Corp.	99,600	1,428,736
Mitsubishi Estate Co. Ltd.	65,000	1,185,215
Mitsubishi Gas Chemical Co., Inc.	8,700	180,674
Mitsubishi Heavy Industries Ltd.	167,000	669,920
Mitsubishi Logistics Corp.	7,000	96,452
Mitsubishi Materials Corp.	5,400	163,460
Mitsubishi Motors Corp.	33,300	200,105
Mitsubishi Tanabe Pharma Corp.	11,900	247,770
Mitsubishi UFJ Financial Group, Inc.	657,000	4,129,192
Mitsubishi UFJ Lease & Finance Co. Ltd.	24,300	121,140
Mitsui & Co. Ltd.	87,900	1,273,141
Mitsui Chemicals, Inc.	46,000	227,252
Mitsui Fudosan Co. Ltd.	47,000	1,002,228
Mitsui OSK Lines Ltd.	61,000	191,772
Mixi, Inc.	1,900	91,476
Mizuho Financial Group, Inc.	1,242,544	2,276,825
MS&AD Insurance Group Holdings, Inc.	26,407	839,673
Murata Manufacturing Co. Ltd.	69,003	9,814,628
Nabtesco Corp.	5,700	151,037
Nagoya Railroad Co. Ltd.	48,000	216,006
NEC Corp.	135,000	324,980
Nexon Co. Ltd.	8,800	139,829
NGK Insulators Ltd.	14,000	316,896
NGK Spark Plug Co. Ltd.	9,300	212,514
NH Foods Ltd.	10,000	268,481
Nidec Corp.	81,956	7,799,549
Nikon Corp.	16,200	234,859
Nintendo Co. Ltd.	14,500	3,364,839
Nippon Building Fund, Inc. (REIT)	73	399,326
Nippon Electric Glass Co. Ltd.	21,000	126,947
Nippon Express Co. Ltd.	43,000	220,929
Nippon Paint Holdings Co. Ltd.	8,600	299,335
Nippon Prologis REIT, Inc. (REIT)	74	160,390
Nippon Steel & Sumitomo Metal Corp.	41,591	958,240
Nippon Telegraph & Telephone Corp.	35,618	1,520,316
Nippon Yusen KK	90,000	189,976
Nissan Chemical Industries Ltd.	6,200	180,437
Nissan Motor Co. Ltd.	124,900	1,204,349
Nisshin Seifun Group, Inc.	9,780	145,914
Nissin Foods Holdings Co. Ltd.	3,300	182,889
Nitori Holdings Co. Ltd.	4,100	518,162
Nitto Denko Corp.	8,500	656,759
NOK Corp.	4,700	109,088
Nomura Holdings, Inc.*	183,000	1,137,319

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Real Estate Holdings, Inc.	5,800	$92,421
Nomura Real Estate Master Fund, Inc. (REIT)	210	325,950
Nomura Research Institute Ltd.	7,018	258,455
NSK Ltd.	22,700	324,606
NTT Data Corp.	6,600	313,015
NTT DOCOMO, Inc.	71,400	1,662,665
Obayashi Corp.	33,500	313,244
Obic Co. Ltd.	2,800	133,297
Odakyu Electric Railway Co. Ltd.	15,000	291,835
Oji Holdings Corp.	45,000	210,590
Olympus Corp.	15,100	580,508
Omron Corp.	9,900	434,398
Ono Pharmaceutical Co. Ltd.	20,200	418,134
Oracle Corp. Japan	2,200	125,680
Oriental Land Co. Ltd.	11,400	653,608
ORIX Corp.	68,700	1,016,646
Osaka Gas Co. Ltd.	97,000	368,553
Otsuka Corp.	3,100	168,185
Otsuka Holdings Co. Ltd.	19,700	888,650
Panasonic Corp.	113,800	1,285,910
Park24 Co. Ltd.	4,400	115,167
Pola Orbis Holdings, Inc.	4,000	96,542
Rakuten, Inc.	48,000	480,733
Recruit Holdings Co. Ltd.	18,500	943,861
Resona Holdings, Inc.	113,705	610,655
Ricoh Co. Ltd.	34,500	283,859
Rinnai Corp.	1,800	143,250
Rohm Co. Ltd.	4,600	305,758
Ryohin Keikaku Co. Ltd.	1,200	262,894
Sankyo Co. Ltd.	2,700	90,218
Santen Pharmaceutical Co. Ltd.	19,100	276,558
SBI Holdings, Inc.	11,660	162,547
Secom Co. Ltd.	10,500	751,590
Sega Sammy Holdings, Inc.	9,700	129,995
Seibu Holdings, Inc.	8,300	136,954
Seiko Epson Corp.	14,000	294,763
Sekisui Chemical Co. Ltd.	21,200	356,285
Sekisui House Ltd.	31,400	516,423
Seven & i Holdings Co. Ltd.	38,800	1,520,216
Seven Bank Ltd.(x)	32,000	104,626
Sharp Corp.(x)*	77,000	325,070
Shimadzu Corp.	11,000	174,787
Shimamura Co. Ltd.	1,200	158,556
Shimano, Inc.	3,800	554,657
Shimizu Corp.	26,000	233,073
Shin-Etsu Chemical Co. Ltd.	20,000	1,732,507
Shinsei Bank Ltd.	96,000	176,772
Shionogi & Co. Ltd.	15,400	795,106
Shiseido Co. Ltd.	19,600	515,836
Shizuoka Bank Ltd. (The)	29,000	236,001
Showa Shell Sekiyu KK	9,500	96,169
SMC Corp.	3,000	887,092
SoftBank Group Corp.	42,500	3,001,302
Sohgo Security Services Co. Ltd.	3,700	138,089
Sompo Holdings, Inc.	17,581	644,147
Sony Corp.	65,100	2,202,161
Sony Financial Holdings, Inc.	9,000	144,624
Stanley Electric Co. Ltd.	7,700	219,595
Start Today Co. Ltd.	8,700	192,474
Subaru Corp.	31,700	1,162,590
Sumitomo Chemical Co. Ltd.	77,000	430,198
Sumitomo Corp.	61,200	823,201
Sumitomo Dainippon Pharma Co. Ltd.	8,400	138,680
Sumitomo Electric Industries Ltd.	38,900	645,014
Sumitomo Heavy Industries Ltd.	29,000	202,138
Sumitomo Metal Mining Co. Ltd.	26,000	369,810
Sumitomo Mitsui Financial Group, Inc.	109,363	3,973,532
Sumitomo Mitsui Trust Holdings, Inc.	17,102	592,955
Sumitomo Realty & Development Co. Ltd.	18,000	466,613
Sumitomo Rubber Industries Ltd.	9,100	155,059
Sundrug Co. Ltd.	3,400	114,066
Suntory Beverage & Food Ltd.	7,200	303,314
Suruga Bank Ltd.	9,400	197,912
Suzuken Co. Ltd.	4,510	147,862
Suzuki Motor Corp.	85,100	3,533,030
Sysmex Corp.	8,100	491,108
T&D Holdings, Inc.	30,100	436,914
Taiheiyo Cement Corp.	64,000	213,851
Taisei Corp.	55,000	400,656
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	162,400
Taiyo Nippon Sanso Corp.	7,100	83,034
Takashimaya Co. Ltd.	14,000	122,483
Takeda Pharmaceutical Co. Ltd.	36,600	1,719,046
TDK Corp.	34,100	2,159,391
Teijin Ltd.	10,000	188,539
Terumo Corp.	17,500	607,541
THK Co. Ltd.	5,900	148,547
Tobu Railway Co. Ltd.	51,000	258,367
Toho Co. Ltd.	6,000	159,041
Toho Gas Co. Ltd.	20,000	141,381
Tohoku Electric Power Co., Inc.	23,500	318,315
Tokio Marine Holdings, Inc.	35,100	1,480,550
Tokyo Electric Power Co. Holdings, Inc.*	74,500	291,763
Tokyo Electron Ltd.	8,200	895,275
Tokyo Gas Co. Ltd.	104,000	473,245
Tokyo Tatemono Co. Ltd.	10,600	139,772
Tokyu Corp.	52,000	368,059
Tokyu Fudosan Holdings Corp.	29,000	157,334
Toppan Printing Co. Ltd.	26,000	265,068
Toray Industries, Inc.	76,000	673,781
Toshiba Corp.(x)*	210,000	455,349
TOTO Ltd.	7,600	287,056
Toyo Seikan Group Holdings Ltd.	8,000	129,920
Toyo Suisan Kaisha Ltd.	5,000	186,158
Toyoda Gosei Co. Ltd.	3,500	89,001
Toyota Industries Corp.	8,500	422,213
Toyota Motor Corp.	134,474	7,298,050
Toyota Tsusho Corp.	10,400	314,812
Trend Micro, Inc.	6,000	266,774
Tsuruha Holdings, Inc.	1,700	157,280
Unicharm Corp.	21,000	503,166
United Urban Investment Corp. (REIT)	139	213,500
USS Co. Ltd.	10,700	178,381
West Japan Railway Co.	8,500	552,847
Yahoo Japan Corp.(x)	73,000	337,034
Yakult Honsha Co. Ltd.	4,400	244,247
Yamada Denki Co. Ltd.(x)	35,200	175,478
Yamaguchi Financial Group, Inc.	11,000	119,258
Yamaha Corp.	8,700	239,518
Yamaha Motor Co. Ltd.	13,400	322,693
Yamato Holdings Co. Ltd.	18,100	379,217
Yamazaki Baking Co. Ltd.	6,000	123,417
Yaskawa Electric Corp.	11,600	232,771
Yokogawa Electric Corp.	10,800	169,960
Yokohama Rubber Co. Ltd. (The)	5,000	97,862

		202,742,882

Jersey (0.0%)
Randgold Resources Ltd.	4,890	426,723

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Jordan (0.0%)
Hikma Pharmaceuticals plc	6,912	$171,556

Luxembourg (0.1%)
ArcelorMittal*	96,683	813,373
Eurofins Scientific SE	552	240,172
Millicom International Cellular SA (SDR)	3,523	196,464
RTL Group SA	2,084	167,852
SES SA (FDR)	18,768	436,573
Tenaris SA	24,559	421,027

		2,275,461

Macau (0.0%)
MGM China Holdings Ltd.	54,800	114,233
Wynn Macau Ltd.	87,600	178,322

		292,555

Malaysia (0.2%)
Genting Malaysia Bhd	1,422,200	1,751,438
Malayan Banking Bhd	885,600	1,785,008
Sime Darby Bhd	809,400	1,697,262

		5,233,708

Mexico (0.9%)
Alsea SAB de CV	501,788	1,672,158
Cemex SAB de CV (ADR)*	486,745	4,414,777
Fomento Economico Mexicano SAB de CV (ADR)	49,806	4,408,827
Fresnillo plc	10,590	206,453
Grupo Financiero Banorte SAB de CV, Class O	1,116,656	6,421,193
Grupo Financiero Santander Mexico SAB de CV (ADR), Class B	166,426	1,502,827
Mexichem SAB de CV	700,147	1,908,345

		20,534,580

Netherlands (1.3%)
ABN AMRO Group NV (CVA)§	14,514	352,250
Aegon NV	95,408	485,598
Akzo Nobel NV	12,432	1,030,891
Altice NV, Class A*	18,768	424,560
Altice NV, Class B*	6,611	149,516
ASML Holding NV	18,977	2,518,436
Boskalis Westminster	4,987	171,973
EXOR NV	5,761	297,950
Gemalto NV	4,154	232,121
Heineken Holding NV	4,967	395,131
Heineken NV	11,871	1,010,586
ING Groep NV	199,798	3,020,258
Koninklijke Ahold Delhaize NV*	66,014	1,412,700
Koninklijke DSM NV	9,516	643,717
Koninklijke KPN NV	176,008	530,062
Koninklijke Philips NV	48,867	1,570,717
Koninklijke Vopak NV	3,735	162,866
NN Group NV	16,195	526,684
NXP Semiconductors NV*	15,153	1,568,336
Randstad Holding NV	6,031	348,072
Royal Dutch Shell plc, Class A	226,883	5,958,125
Royal Dutch Shell plc, Class B	192,973	5,281,594
Wolters Kluwer NV	15,098	627,592

		28,719,735

New Zealand (0.1%)
Auckland International Airport Ltd.	51,599	244,515
Contact Energy Ltd.	38,090	135,108
Fletcher Building Ltd.	38,138	222,433
Mercury NZ Ltd.	45,043	99,462
Meridian Energy Ltd.	66,025	129,594
Ryman Healthcare Ltd.	19,321	113,905
Spark New Zealand Ltd.	84,323	206,886

		1,151,903

Norway (0.2%)
DNB ASA	50,351	798,115
Gjensidige Forsikring ASA	11,368	173,177
Marine Harvest ASA*	18,997	289,617
Norsk Hydro ASA	70,353	408,539
Orkla ASA	41,997	376,135
Schibsted ASA, Class A	3,863	99,429
Schibsted ASA, Class B	4,869	111,430
Statoil ASA	57,829	988,041
Telenor ASA	37,635	626,359
Yara International ASA	9,338	359,547

		4,230,389

Pakistan (0.2%)
Lucky Cement Ltd. (GDR)†	49,746	1,510,024
United Bank Ltd. (GDR)†	292,057	2,409,879

		3,919,903

Panama (0.1%)
Copa Holdings SA, Class A	20,829	2,338,055

Peru (0.2%)
Cia de Minas Buenaventura SAA (ADR)	145,389	1,750,484
Credicorp Ltd.	22,688	3,704,950

		5,455,434

Philippines (0.5%)
Ayala Corp.	98,140	1,652,781
Ayala Land, Inc.	3,930,600	2,589,065
BDO Unibank, Inc.	550,522	1,290,312
DMCI Holdings, Inc.	2,669,350	606,489
Metro Pacific Investments Corp.	1,126,700	135,182
Metropolitan Bank & Trust Co.	1,625,527	2,591,772
SM Investments Corp.	207,832	2,887,073

		11,752,674

Poland (0.5%)
Bank Pekao SA	33,396	1,112,442
Bank Zachodni WBK SA	30,477	2,632,164
CCC SA	44,023	2,642,024
LPP SA	974	1,668,856
Powszechna Kasa Oszczednosci Bank Polski SA*	407,077	3,290,942

		11,346,428

Portugal (0.2%)
EDP - Energias de Portugal SA	118,211	400,391
Galp Energia SGPS SA	21,329	323,673
Jeronimo Martins SGPS SA	156,935	2,807,604

		3,531,668

Russia (0.4%)
Gazprom PJSC (ADR)	722,758	3,248,797
Mail.Ru Group Ltd. (GDR)*	81,415	1,799,272
MMC Norilsk Nickel PJSC (ADR)	90,160	1,414,610
X5 Retail Group NV (GDR)*	50,463	1,698,080
Yandex NV, Class A*	77,891	1,708,150

		9,868,909

Singapore (0.4%)
Ascendas REIT (REIT)	129,286	232,906
CapitaLand Commercial Trust (REIT)	104,300	115,197
CapitaLand Ltd.	130,900	339,684
CapitaLand Mall Trust (REIT)	127,000	178,854
City Developments Ltd.	20,600	150,209
ComfortDelGro Corp. Ltd.	110,000	201,308
DBS Group Holdings Ltd.	91,200	1,264,810
Genting Singapore plc	279,857	204,063
Global Logistic Properties Ltd.	130,100	258,554
Golden Agri-Resources Ltd.	370,225	101,896
Jardine Cycle & Carriage Ltd.	4,533	142,129
Keppel Corp. Ltd.	75,200	373,084
Oversea-Chinese Banking Corp. Ltd.	159,778	1,110,228
SATS Ltd.	34,100	118,961

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sembcorp Industries Ltd.	55,000	$125,031
Singapore Airlines Ltd.(x)	30,000	215,963
Singapore Exchange Ltd.	42,700	235,043
Singapore Press Holdings Ltd.	78,600	199,471
Singapore Technologies Engineering Ltd.	80,400	214,385
Singapore Telecommunications Ltd.	413,900	1,159,873
StarHub Ltd.	31,288	64,417
Suntec REIT (REIT)	124,000	158,673
United Overseas Bank Ltd.	67,456	1,066,199
UOL Group Ltd.	24,770	123,421
Wilmar International Ltd.	103,800	261,939

		8,616,298

South Africa (0.7%)
AVI Ltd.	269,000	1,984,981
Capitec Bank Holdings Ltd.	22,557	1,280,106
Clicks Group Ltd.	157,540	1,504,211
Investec plc	31,322	213,484
Mediclinic International plc	19,487	173,837
Mondi plc (London Stock Exchange)	19,099	461,114
Mondi plc (Johannesburg Stock Exchange)	95,517	2,292,123
Naspers Ltd., Class N	16,433	2,835,546
Steinhoff International Holdings NV	613,257	2,933,212
Vodacom Group Ltd.	191,798	2,172,984

		15,851,598

South Korea (1.7%)
Amorepacific Corp.	6,248	1,567,168
CJ Corp.	12,304	1,914,420
Cosmax, Inc.	5,395	656,103
Coway Co. Ltd.	21,897	1,883,655
Hanwha Techwin Co. Ltd.*	25,695	1,082,209
Hugel, Inc.*	4,760	1,571,060
Hyundai Development Co-Engineering & Construction	57,128	2,076,592
Hyundai Motor Co.	19,215	2,706,217
Innocean Worldwide, Inc.	15,711	865,418
Korea Aerospace Industries Ltd.	29,049	1,496,220
Mando Corp.	6,723	1,560,063
NAVER Corp.	4,102	3,136,198
Samsung Electronics Co. Ltd.	6,934	12,772,995
Samsung Electronics Co. Ltd. (Preference)(q)	2,508	3,595,032

		36,883,350

Spain (1.4%)
Abertis Infraestructuras SA	32,537	524,128
ACS Actividades de Construccion y Servicios SA	9,652	328,415
Aena SA§	3,478	550,242
Amadeus IT Group SA	22,609	1,147,113
Banco Bilbao Vizcaya Argentaria SA	597,013	4,630,216
Banco de Sabadell SA	276,179	506,171
Banco Popular Espanol SA(x)*	173,782	168,705
Banco Santander SA	752,233	4,610,260
Bankia SA	243,865	277,325
Bankinter SA	34,807	292,267
CaixaBank SA	166,336	714,935
Distribuidora Internacional de Alimentacion SA	35,111	203,051
Enagas SA	10,312	267,871
Endesa SA	16,364	384,580
Ferrovial SA	24,733	494,986
Gas Natural SDG SA	18,038	395,250
Grifols SA	16,040	393,393
Iberdrola SA	284,807	2,037,194
Industria de Diseno Textil SA	244,384	8,613,820
Mapfre SA	59,016	202,411
Red Electrica Corp. SA	21,700	416,692
Repsol SA	59,046	911,784
Telefonica SA	239,924	2,683,645
Zardoya Otis SA	10,654	98,427

		30,852,881

Sweden (1.1%)
Alfa Laval AB	15,271	288,185
Assa Abloy AB, Class B	277,066	5,698,612
Atlas Copco AB, Class A	34,843	1,229,915
Atlas Copco AB, Class B	19,531	620,762
Boliden AB	14,851	442,514
Electrolux AB(x)	12,366	343,766
Getinge AB, Class B(x)	10,312	180,907
Hennes & Mauritz AB, Class B	48,916	1,250,106
Hexagon AB, Class B	13,319	535,100
Husqvarna AB, Class B	21,453	188,299
ICA Gruppen AB(x)	3,901	133,129
Industrivarden AB, Class C	8,530	184,771
Investor AB, Class B	23,619	994,246
Kinnevik AB, Class B*	12,243	326,547
L E Lundbergforetagen AB, Class B	1,921	130,237
Lundin Petroleum AB*	9,602	194,812
Nordea Bank AB	156,494	1,786,627
Sandvik AB	55,448	828,566
Securitas AB, Class B	15,680	244,982
Skandinaviska Enskilda Banken AB, Class A(x)	76,536	851,572
Skanska AB, Class B(x)	17,472	411,420
SKF AB, Class B(x)	20,545	406,514
Svenska Cellulosa AB SCA, Class B	31,337	1,010,685
Svenska Handelsbanken AB, Class A(x)	78,429	1,075,695
Swedbank AB, Class A(x)	46,658	1,080,971
Swedish Match AB	10,161	330,549
Tele2 AB, Class B	17,843	170,352
Telefonaktiebolaget LM Ericsson, Class B(x)	158,140	1,055,367
Telia Co. AB	131,306	550,830
Volvo AB, Class B	79,435	1,172,822

		23,718,860

Switzerland (3.4%)
ABB Ltd. (Registered)*	96,991	2,268,756
Actelion Ltd.*	5,028	1,416,564
Adecco Group AG (Registered)	8,400	596,675
Aryzta AG*	4,154	133,331
Baloise Holding AG (Registered)	2,580	354,681
Barry Callebaut AG (Registered)*	107	139,832
Chocoladefabriken Lindt & Spruengli AG	50	283,532
Chocoladefabriken Lindt & Sprungli AG (Registered)	5	332,077
Cie Financiere Richemont SA (Registered)	26,894	2,126,496
Coca-Cola HBC AG*	9,391	242,497
Credit Suisse Group AG (Registered)*	227,004	3,376,788
DKSH Holding AG	30,072	2,326,741
Dufry AG (Registered)*	2,414	367,770
EMS-Chemie Holding AG (Registered)	426	248,162
Galenica AG (Registered)	199	209,798
Geberit AG (Registered)	1,939	835,881
Givaudan SA (Registered)	482	868,096
Glencore plc*	630,391	2,473,312
Julius Baer Group Ltd.*	11,561	577,098
Kuehne + Nagel International AG (Registered)	2,780	392,722
LafargeHolcim Ltd. (Registered)*	23,521	1,390,149
Lonza Group AG (Registered)*	2,727	515,643

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Nestle SA (Registered)	160,343	$12,302,061
Novartis AG (Registered)	115,050	8,539,877
Pargesa Holding SA	1,598	112,952
Partners Group Holding AG	922	495,679
Roche Holding AG	47,519	12,135,337
Schindler Holding AG	2,126	411,340
Schindler Holding AG (Registered)	1,052	199,446
SGS SA (Registered)	285	608,042
Sika AG	111	666,011
Sonova Holding AG (Registered)	2,795	387,586
STMicroelectronics NV	31,917	487,923
Swatch Group AG (The)	1,525	546,116
Swatch Group AG (The) (Registered)	2,842	198,045
Swiss Life Holding AG (Registered)*	1,669	538,532
Swiss Prime Site AG (Registered)*	3,333	293,320
Swiss Re AG	16,696	1,499,331
Swisscom AG (Registered)(x)	1,356	625,575
Syngenta AG (Registered)	4,770	2,105,343
UBS Group AG (Registered)	531,603	8,507,559
Wolseley plc	13,164	827,957
Zurich Insurance Group AG*	7,756	2,070,538

		75,035,171

Taiwan (1.2%)
Advanced Semiconductor Engineering, Inc.	1,801,564	2,300,753
Advantech Co. Ltd.	102,000	853,852
Delta Electronics, Inc.	327,536	1,754,127
E.Sun Financial Holding Co. Ltd.	2,055,000	1,249,559
Eclat Textile Co. Ltd.	28,613	286,672
Hon Hai Precision Industry Co. Ltd.	1,041,600	3,123,856
Largan Precision Co. Ltd.	16,000	2,520,557
Nien Made Enterprise Co. Ltd.	160,000	1,492,296
Taiwan Mobile Co. Ltd.	321,000	1,179,583
Taiwan Semiconductor Manufacturing Co. Ltd.	1,504,133	9,369,075
Uni-President Enterprises Corp.	1,179,830	2,212,485

		26,342,815

Thailand (0.3%)
Bangkok Dusit Medical Services PCL, Class F	2,748,400	1,695,630
Central Pattana PCL	1,029,800	1,760,662
PTT PCL	234,500	2,641,004
Sino-Thai Engineering & Construction PCL	1,855,800	1,296,157

		7,393,453

United Kingdom (5.7%)
3i Group plc	47,416	445,259
Aberdeen Asset Management plc	48,477	160,770
Admiral Group plc	9,820	244,716
Anglo American plc*	72,245	1,103,840
Ashtead Group plc	25,829	534,930
Associated British Foods plc	18,529	604,982
AstraZeneca plc	65,155	4,010,206
Auto Trader Group plc§	49,418	242,896
Aviva plc	209,084	1,393,634
Babcock International Group plc	13,036	144,055
BAE Systems plc	163,534	1,316,429
Barclays plc	871,490	2,457,844
Barratt Developments plc	51,590	353,242
Berkeley Group Holdings plc	6,879	276,402
BP plc	967,768	5,547,869
British American Tobacco plc	96,053	6,378,274
British Land Co. plc (The) (REIT)	50,387	385,092
BT Group plc	434,761	1,733,274
Bunzl plc	17,349	504,288
Burberry Group plc	23,128	499,565
Capita plc	34,427	243,489
Centrica plc	281,684	765,840
Circassia Pharmaceuticals plc*	561,191	750,577
CNH Industrial NV	51,921	500,719
Cobham plc	90,864	151,412
Coca-Cola European Partners plc	11,393	426,000
Compass Group plc	84,645	1,597,139
Croda International plc	6,927	309,314
DCC plc	4,555	400,914
Diageo plc	129,727	3,711,486
Direct Line Insurance Group plc	72,834	317,015
Dixons Carphone plc	50,901	202,546
Earthport plc*	1,461,641	492,159
easyJet plc	9,383	120,616
Experian plc	49,360	1,006,806
Fiat Chrysler Automobiles NV*	45,171	493,931
G4S plc	79,705	303,881
GKN plc	82,254	374,403
GlaxoSmithKline plc	251,156	5,222,004
Hammerson plc (REIT)	40,789	291,807
Hargreaves Lansdown plc	14,368	234,202
HSBC Holdings plc	1,024,870	8,357,944
IMI plc	14,609	218,362
Imperial Brands plc	49,394	2,393,122
Inmarsat plc	24,437	260,399
InterContinental Hotels Group plc	9,708	475,336
International Consolidated Airlines Group SA (Turquoise Stock Exchange)	46,327	306,414
International Consolidated Airlines Group SA (London Stock Exchange)	285,120	1,889,730
Intertek Group plc	8,562	422,013
Intu Properties plc (REIT)	50,203	175,615
ITV plc	184,967	507,290
J Sainsbury plc	85,832	284,225
Johnson Matthey plc	10,065	388,401
Kingfisher plc	112,586	459,993
Land Securities Group plc (REIT)	41,113	545,496
Legal & General Group plc	310,489	962,026
Lloyds Banking Group plc	3,309,546	2,749,979
London Stock Exchange Group plc	16,243	645,326
Marks & Spencer Group plc	85,656	361,663
Meggitt plc	40,518	226,057
Merlin Entertainments plc§	35,451	213,022
National Grid plc	193,961	2,462,944
Next plc	6,935	375,359
Old Mutual plc	246,477	619,475
Pearson plc	42,660	364,787
Pentair plc	5,747	360,797
Persimmon plc*	15,941	418,224
Petrofac Ltd.	14,557	167,611
Provident Financial plc	7,600	285,376
Prudential plc	413,778	8,740,602
Reckitt Benckiser Group plc	32,578	2,973,925
RELX NV	51,804	959,392
RELX plc	56,148	1,100,240
Rio Tinto Ltd.	21,427	989,744
Rio Tinto plc	63,738	2,563,021
Rolls-Royce Holdings plc*	95,374	900,985
Royal Bank of Scotland Group plc*	182,743	554,309
Royal Mail plc	46,538	247,807
RSA Insurance Group plc	52,506	385,828
Sage Group plc (The)	55,884	441,458
Schroders plc	6,987	265,247
Segro plc (REIT)	50,025	285,929
Severn Trent plc	12,263	365,978
Sky plc	51,476	629,464
Smith & Nephew plc	44,667	680,514
Smiths Group plc	20,121	408,143
SSE plc	53,114	982,227

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
St James’s Place plc	27,564	$366,761
Standard Chartered plc*	169,153	1,617,040
Standard Life plc	101,916	452,918
Tate & Lyle plc	24,043	230,294
Taylor Wimpey plc	169,913	411,079
TechnipFMC plc*	100,106	3,264,711
Tesco plc*	411,861	957,734
Travis Perkins plc	12,940	245,458
Unilever NV (CVA)	83,928	4,169,617
Unilever plc	191,901	9,471,849
United Utilities Group plc	35,463	441,428
Vodafone Group plc	1,370,887	3,574,293
Weir Group plc (The)	10,826	260,020
Whitbread plc	9,450	468,623
William Hill plc	45,608	166,170
Wm Morrison Supermarkets plc	114,737	345,010
Worldpay Group plc§	90,979	336,719
WPP plc	66,135	1,451,717

		124,857,067

United States (38.0%)
3M Co.	45,806	8,764,062
Abbott Laboratories	57,848	2,569,030
AbbVie, Inc.	53,251	3,469,835
ACADIA Pharmaceuticals, Inc.(x)*	78,830	2,710,175
Accenture plc, Class A	20,867	2,501,536
Activision Blizzard, Inc.	23,240	1,158,746
Acuity Brands, Inc.	1,469	299,676
Adobe Systems, Inc.*	66,278	8,624,756
Advance Auto Parts, Inc.	2,436	361,161
Advanced Micro Devices, Inc.*	26,019	378,576
AES Corp.	21,964	245,558
Aetna, Inc.	69,971	8,924,801
Affiliated Managers Group, Inc.	1,827	299,518
Aflac, Inc.	13,286	962,172
Agilent Technologies, Inc.	10,809	571,472
Air Products & Chemicals, Inc.	7,243	979,905
Akamai Technologies, Inc.*	5,764	344,111
Alaska Air Group, Inc.	4,083	376,534
Albemarle Corp.	3,867	408,510
Alexandria Real Estate Equities, Inc. (REIT)	3,032	335,097
Alexion Pharmaceuticals, Inc.*	7,472	905,905
Allegion plc	3,209	242,921
Allergan plc	11,175	2,669,931
Alliance Data Systems Corp.	1,925	479,325
Alliant Energy Corp.	7,758	307,294
Allstate Corp. (The)	12,270	999,882
Alphabet, Inc., Class A*	19,905	16,875,459
Alphabet, Inc., Class C*	20,245	16,794,442
Altria Group, Inc.	64,687	4,619,946
Amazon.com, Inc.*	13,237	11,735,130
Ameren Corp.	8,061	440,050
American Airlines Group, Inc.	16,721	707,298
American Electric Power Co., Inc.	16,384	1,099,858
American Express Co.	25,311	2,002,353
American International Group, Inc.	31,153	1,944,882
American Tower Corp. (REIT)	14,184	1,723,923
American Water Works Co., Inc.	5,916	460,087
Ameriprise Financial, Inc.	5,266	682,895
AmerisourceBergen Corp.	5,574	493,299
AMETEK, Inc.	7,708	416,849
Amgen, Inc.	24,602	4,036,450
Amphenol Corp., Class A	10,279	731,556
Anadarko Petroleum Corp.	18,623	1,154,626
Analog Devices, Inc.	12,126	993,726
Anthem, Inc.	45,953	7,599,707
Aon plc	8,766	1,040,437
Apache Corp.	12,643	649,724
Apartment Investment & Management Co. (REIT), Class A	5,426	240,643
Apple, Inc.	175,091	25,153,573
Applied Materials, Inc.	36,016	1,401,022
Archer-Daniels-Midland Co.	19,172	882,679
Arconic, Inc.	14,890	392,203
Arthur J Gallagher & Co.	6,045	341,784
Assurant, Inc.	1,869	178,807
AT&T, Inc.	205,348	8,532,209
Autodesk, Inc.*	6,526	564,303
Automatic Data Processing, Inc.	15,033	1,539,229
AutoNation, Inc.*	2,148	90,839
AutoZone, Inc.*	962	695,574
AvalonBay Communities, Inc. (REIT)	4,576	840,154
Avery Dennison Corp.	2,926	235,836
Baker Hughes, Inc.	14,088	842,744
Ball Corp.	5,825	432,565
Bank of America Corp.	335,077	7,904,466
Bank of New York Mellon Corp. (The)	34,767	1,642,045
Baxter International, Inc.	16,312	845,940
BB&T Corp.	27,037	1,208,554
Becton Dickinson and Co.	7,075	1,297,838
Bed Bath & Beyond, Inc.	5,000	197,300
Berkshire Hathaway, Inc., Class B*	63,490	10,582,513
Best Buy Co., Inc.	9,069	445,741
Biogen, Inc.*	19,270	5,268,803
BioMarin Pharmaceutical, Inc.*	17,950	1,575,651
BlackRock, Inc.‡	4,051	1,553,599
Bluebird Bio, Inc.(x)*	17,220	1,565,298
Blueprint Medicines Corp.*	11,670	466,683
Boeing Co. (The)	19,000	3,360,340
BorgWarner, Inc.	6,858	286,596
Boston Properties, Inc. (REIT)	5,124	678,469
Boston Scientific Corp.*	45,371	1,128,377
Bristol-Myers Squibb Co.	56,081	3,049,685
Broadcom Ltd.	13,471	2,949,610
Brown-Forman Corp., Class B	6,236	287,979
CA, Inc.	10,295	326,557
Cabot Oil & Gas Corp.	16,518	394,945
Campbell Soup Co.	6,449	369,141
Capital One Financial Corp.	16,070	1,392,626
Cardinal Health, Inc.	10,664	869,649
CarMax, Inc.*	6,266	371,073
Carnival Corp.	13,972	823,091
Carnival plc	9,891	567,326
Caterpillar, Inc.	19,495	1,808,356
CBOE Holdings, Inc.	3,041	246,534
CBRE Group, Inc., Class A*	10,224	355,693
CBS Corp. (Non-Voting), Class B	12,547	870,260
Celgene Corp.*	26,010	3,236,424
Centene Corp.*	28,896	2,059,129
CenterPoint Energy, Inc.	14,054	387,469
CenturyLink, Inc.(x)	18,145	427,678
Cerner Corp.*	10,068	592,502
CF Industries Holdings, Inc.(x)	7,767	227,961
CH Robinson Worldwide, Inc.	4,669	360,867
Charles Schwab Corp. (The)	40,721	1,661,824
Charter Communications, Inc., Class A*	7,215	2,361,614
Chesapeake Energy Corp.(x)*	23,930	142,144
Chevron Corp.	63,406	6,807,902
Chipotle Mexican Grill, Inc.*	936	417,007
Chubb Ltd.	15,505	2,112,556
Church & Dwight Co., Inc.	8,530	425,391
Cigna Corp.	8,555	1,253,222
Cimarex Energy Co.	3,163	377,947
Cincinnati Financial Corp.	4,995	360,989

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Cintas Corp.	2,821	$356,969
Cisco Systems, Inc.	167,260	5,653,388
Citigroup, Inc.	245,510	14,686,408
Citizens Financial Group, Inc.	17,056	589,285
Citrix Systems, Inc.*	5,197	433,378
Clorox Co. (The)	4,290	578,421
CME Group, Inc.	11,307	1,343,272
CMS Energy Corp.	9,126	408,297
Coach, Inc.	9,526	393,710
Coca-Cola Co. (The)	129,338	5,489,105
Cognizant Technology Solutions Corp., Class A*	20,215	1,203,197
Colgate-Palmolive Co.	139,533	10,212,420
Comcast Corp., Class A	158,231	5,947,903
Comerica, Inc.	5,988	410,657
Conagra Brands, Inc.	13,857	558,991
Concho Resources, Inc.*	5,088	652,994
ConocoPhillips	41,285	2,058,883
Consolidated Edison, Inc.	10,154	788,560
Constellation Brands, Inc., Class A	5,771	935,306
Cooper Cos., Inc. (The)	1,670	333,816
Corning, Inc.	31,695	855,765
Costco Wholesale Corp.	14,709	2,466,552
Coty, Inc., Class A	16,183	293,398
CR Bard, Inc.	2,450	608,923
Crown Castle International Corp. (REIT)	12,015	1,134,817
CSRA, Inc.	4,646	136,081
CSX Corp.	30,742	1,431,040
Cummins, Inc.	5,137	776,714
CVS Health Corp.	34,364	2,697,574
Danaher Corp.	20,282	1,734,719
Darden Restaurants, Inc.	4,054	339,198
DaVita, Inc.*	5,232	355,619
Deere & Co.	9,945	1,082,613
Delphi Automotive plc	9,024	726,342
Delta Air Lines, Inc.	24,537	1,127,721
DENTSPLY SIRONA, Inc.	7,689	480,101
Devon Energy Corp.	17,446	727,847
Digital Realty Trust, Inc. (REIT)	5,338	567,910
Discover Financial Services	12,829	877,375
Discovery Communications, Inc., Class A(x)*	4,925	143,268
Discovery Communications, Inc., Class C*	7,053	199,671
DISH Network Corp., Class A*	7,549	479,286
Dollar General Corp.	8,469	590,543
Dollar Tree, Inc.*	7,866	617,166
Dominion Resources, Inc.	20,883	1,619,894
Dover Corp.	5,123	411,633
Dow Chemical Co. (The)	37,365	2,374,172
DR Horton, Inc.	11,623	387,162
Dr Pepper Snapple Group, Inc.	6,121	599,368
DTE Energy Co.	5,979	610,516
Duke Energy Corp.	23,602	1,935,600
Dun & Bradstreet Corp. (The)	1,211	130,715
E*TRADE Financial Corp.*	9,077	316,697
Eastman Chemical Co.	4,861	392,769
Eaton Corp. plc	15,051	1,116,032
eBay, Inc.*	33,899	1,137,989
Ecolab, Inc.	8,743	1,095,848
Edison International	10,856	864,246
Edwards Lifesciences Corp.*	7,124	670,155
EI du Pont de Nemours & Co.	28,967	2,326,919
Electronic Arts, Inc.*	10,353	926,801
Eli Lilly & Co.	32,370	2,722,641
Emerson Electric Co.	48,569	2,907,340
Entergy Corp.	5,939	451,126
Envision Healthcare Corp.*	3,888	238,412
EOG Resources, Inc.	19,208	1,873,740
EQT Corp.	5,664	346,070
Equifax, Inc.	3,990	545,593
Equinix, Inc. (REIT)	2,597	1,039,761
Equity Residential (REIT)	12,184	758,089
Essex Property Trust, Inc. (REIT)	2,176	503,809
Estee Lauder Cos., Inc. (The), Class A	7,406	627,955
Eversource Energy	10,569	621,246
Exelon Corp.	30,764	1,106,889
Expedia, Inc.	4,024	507,708
Expeditors International of Washington, Inc.	5,878	332,048
Express Scripts Holding Co.*	20,211	1,332,107
Extra Space Storage, Inc. (REIT)	4,192	311,843
Exxon Mobil Corp.	138,606	11,367,078
F5 Networks, Inc.*	2,176	310,232
Facebook, Inc., Class A*	132,301	18,793,357
Fastenal Co.	9,631	495,997
Federal Realty Investment Trust (REIT)	2,468	329,478
FedEx Corp.	8,147	1,589,887
Fidelity National Information Services, Inc.	10,937	870,804
Fifth Third Bancorp	25,177	639,496
FirstEnergy Corp.	15,318	487,419
Fiserv, Inc.*	7,232	833,922
FLIR Systems, Inc.	4,625	167,795
Flowserve Corp.	4,244	205,495
Fluor Corp.	4,640	244,157
FMC Corp.	4,634	322,480
FNF Group	75,812	2,952,119
Foot Locker, Inc.	4,428	331,259
Ford Motor Co.	130,044	1,513,712
Fortive Corp.	10,022	603,525
Fortune Brands Home & Security, Inc.	5,142	312,891
Franklin Resources, Inc.	11,561	487,181
Freeport-McMoRan, Inc.*	44,768	598,101
Gap, Inc. (The)	7,339	178,264
Garmin Ltd.	3,821	195,291
General Dynamics Corp.	9,538	1,785,514
General Electric Co.	291,904	8,698,739
General Mills, Inc.	19,335	1,140,958
General Motors Co.	45,614	1,612,911
Genuine Parts Co.	4,956	457,984
GGP, Inc. (REIT)*	19,430	450,387
Gilead Sciences, Inc.	87,543	5,945,921
Global Payments, Inc.	5,061	408,322
Goldman Sachs Group, Inc. (The)	36,664	8,422,454
Goodyear Tire & Rubber Co. (The)	8,347	300,492
H&R Block, Inc.	6,844	159,123
Halliburton Co.	28,804	1,417,445
Hanesbrands, Inc.	12,577	261,099
Harley-Davidson, Inc.	5,890	356,345
Harris Corp.	4,141	460,769
Hartford Financial Services Group, Inc. (The)	12,586	605,009
Hasbro, Inc.	3,826	381,911
HCA Holdings, Inc.*	9,738	866,585
HCP, Inc. (REIT)	15,580	487,342
Helmerich & Payne, Inc.(x)	3,604	239,918
Henry Schein, Inc.*	2,682	455,860
Hershey Co. (The)	4,648	507,794
Hess Corp.	8,885	428,346
Hewlett Packard Enterprise Co.	55,512	1,315,634
Hologic, Inc.*	9,177	390,481

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Home Depot, Inc. (The)	40,741	$5,982,001
Honeywell International, Inc.	25,394	3,170,949
Hormel Foods Corp.	9,250	320,328
Host Hotels & Resorts, Inc. (REIT)	24,652	460,006
HP, Inc.	57,007	1,019,285
Humana, Inc.	4,968	1,024,104
Huntington Bancshares, Inc.	36,145	483,982
IDEXX Laboratories, Inc.*	2,971	459,346
Illinois Tool Works, Inc.	10,358	1,372,124
Illumina, Inc.*	4,895	835,283
Incyte Corp.*	5,831	779,430
Ingersoll-Rand plc	8,608	700,003
Intel Corp.	157,905	5,695,633
Intercontinental Exchange, Inc.	19,848	1,188,300
International Business Machines Corp.	28,704	4,998,515
International Flavors & Fragrances, Inc.	2,558	339,012
International Game Technology plc (Italian Stock Exchange)	1,340	31,758
International Game Technology plc (New York Stock Exchange)	96,702	2,291,837
International Paper Co.	13,702	695,788
Interpublic Group of Cos., Inc. (The)	12,941	317,960
Intuit, Inc.	68,130	7,902,399
Intuitive Surgical, Inc.*	1,230	942,758
Invesco Ltd.	13,578	415,894
Ionis Pharmaceuticals, Inc.(x)*	48,570	1,952,514
Iron Mountain, Inc. (REIT)	8,329	297,095
Jacobs Engineering Group, Inc.	3,840	212,275
JB Hunt Transport Services, Inc.	2,834	259,991
JM Smucker Co. (The)	3,880	508,590
Johnson & Johnson	90,649	11,290,333
Johnson Controls International plc	31,212	1,314,649
JPMorgan Chase & Co.	119,229	10,473,075
Juniper Networks, Inc.	12,610	350,936
Kansas City Southern	3,449	295,786
Kellogg Co.	8,418	611,231
KeyCorp	36,010	640,258
Kimberly-Clark Corp.	11,934	1,570,872
Kimco Realty Corp. (REIT)	14,583	322,138
Kinder Morgan, Inc.	63,969	1,390,686
KLA-Tencor Corp.	5,166	491,132
Kohl’s Corp.	6,026	239,895
Kraft Heinz Co. (The)	19,874	1,804,758
Kroger Co. (The)	30,680	904,753
L Brands, Inc.	8,004	376,988
L3 Technologies, Inc.	2,565	423,969
Laboratory Corp. of America Holdings*	3,395	487,081
Lam Research Corp.	5,417	695,326
Leggett & Platt, Inc.	4,391	220,955
Lennar Corp., Class A	6,983	357,460
Leucadia National Corp.	10,771	280,046
Level 3 Communications, Inc.*	9,714	555,835
Lincoln National Corp.	7,616	498,467
LKQ Corp.*	10,478	306,691
Lockheed Martin Corp.	8,395	2,246,502
Loews Corp.	9,207	430,611
Lowe’s Cos., Inc.	28,984	2,382,775
LyondellBasell Industries NV, Class A	11,135	1,015,401
M&T Bank Corp.	5,166	799,335
Macerich Co. (The) (REIT)	4,023	259,081
MacroGenics, Inc.*	59,590	1,108,374
Macy’s, Inc.	10,060	298,178
Mallinckrodt plc*	3,411	152,028
Marathon Oil Corp.	28,229	446,018
Marathon Petroleum Corp.	17,587	888,847
Marriott International, Inc., Class A	10,409	980,320
Marsh & McLennan Cos., Inc.	17,180	1,269,430
Martin Marietta Materials, Inc.	2,115	461,599
Masco Corp.	10,885	369,981
Mastercard, Inc., Class A	31,498	3,542,580
Mattel, Inc.	11,635	297,972
Maxim Integrated Products, Inc.	145,111	6,524,191
McCormick & Co., Inc. (Non-Voting)	3,762	366,983
McDonald’s Corp.	27,416	3,553,388
McKesson Corp.	7,066	1,047,605
Mead Johnson Nutrition Co.	6,144	547,308
Medtronic plc	45,750	3,685,620
Merck & Co., Inc.	91,869	5,837,356
MetLife, Inc.	36,623	1,934,427
Mettler-Toledo International, Inc.*	874	418,567
Michael Kors Holdings Ltd.*	5,632	214,636
Microchip Technology, Inc.	7,170	529,003
Micron Technology, Inc.*	34,393	993,958
Microsoft Corp.	258,055	16,995,502
Mid-America Apartment Communities, Inc. (REIT)	3,783	384,882
Mobileye NV*	9,100	558,740
Mohawk Industries, Inc.*	2,101	482,159
Molson Coors Brewing Co., Class B	6,141	587,755
Mondelez International, Inc., Class A	50,949	2,194,883
Monsanto Co.	14,594	1,652,041
Monster Beverage Corp.*	13,508	623,664
Moody’s Corp.	5,543	621,038
Morgan Stanley	48,050	2,058,462
Mosaic Co. (The)	11,504	335,687
Motorola Solutions, Inc.	5,530	476,797
Murphy Oil Corp.	5,464	156,216
Mylan NV*	15,334	597,873
Nasdaq, Inc.	3,873	268,980
National Oilwell Varco, Inc.	12,585	504,533
Navient Corp.	9,845	145,312
NetApp, Inc.	9,369	392,093
Netflix, Inc.*	14,455	2,136,594
Newell Brands, Inc.	16,074	758,211
Newfield Exploration Co.*	6,722	248,109
Newmont Mining Corp.	17,685	582,898
News Corp., Class A	13,049	169,637
News Corp., Class B	3,985	53,798
NextEra Energy, Inc.	15,569	1,998,593
Nielsen Holdings plc	11,195	462,465
NIKE, Inc., Class B	44,131	2,459,421
NiSource, Inc.	10,748	255,695
Noble Energy, Inc.	14,284	490,513
Nordstrom, Inc.(x)	3,821	177,944
Norfolk Southern Corp.	9,728	1,089,244
Northern Trust Corp.	7,092	614,025
Northrop Grumman Corp.	5,873	1,396,834
NRG Energy, Inc.	11,036	206,373
Nucor Corp.	10,612	633,749
NVIDIA Corp.	19,737	2,149,951
Occidental Petroleum Corp.	25,463	1,613,336
Omnicom Group, Inc.	7,860	677,611
ONEOK, Inc.	6,946	385,086
Oracle Corp.	100,403	4,478,978
O’Reilly Automotive, Inc.*	3,066	827,329
PACCAR, Inc.	11,680	784,896
Parker-Hannifin Corp.	4,445	712,622
Patterson Cos., Inc.	2,794	126,373
Paychex, Inc.	10,725	631,703
PayPal Holdings, Inc.*	104,664	4,502,645
People’s United Financial, Inc.	10,585	192,647
PepsiCo, Inc.	47,787	5,345,454

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
PerkinElmer, Inc.	3,532	$205,068
Perrigo Co. plc	4,777	317,145
Pfizer, Inc.	198,871	6,803,377
PG&E Corp.	16,849	1,118,100
Philip Morris International, Inc.	51,935	5,863,462
Phillips 66	14,752	1,168,653
Pinnacle West Capital Corp.	3,775	314,760
Pioneer Natural Resources Co.	5,655	1,053,131
PNC Financial Services Group, Inc. (The)‡	16,211	1,949,211
PPG Industries, Inc.	8,576	901,166
PPL Corp.	22,645	846,697
Praxair, Inc.	9,509	1,127,767
Priceline Group, Inc. (The)*	1,644	2,926,271
Principal Financial Group, Inc.	8,915	562,626
Procter & Gamble Co. (The)	85,524	7,684,331
Progressive Corp. (The)	19,336	757,585
Prologis, Inc. (REIT)	17,614	913,814
Prudential Financial, Inc.	14,328	1,528,511
Public Service Enterprise Group, Inc.	16,857	747,608
Public Storage (REIT)	4,970	1,087,983
PulteGroup, Inc.	9,113	214,611
PVH Corp.	2,705	279,886
QIAGEN NV*	11,039	320,436
Qorvo, Inc.*	4,256	291,791
QUALCOMM, Inc.	49,210	2,821,701
Quanta Services, Inc.*	5,278	195,867
Quest Diagnostics, Inc.	4,620	453,638
Ralph Lauren Corp.	1,846	150,671
Range Resources Corp.	6,354	184,901
Raymond James Financial, Inc.	4,331	330,282
Raytheon Co.	9,784	1,492,060
Realty Income Corp. (REIT)	9,186	546,843
Red Hat, Inc.*	5,984	517,616
Regency Centers Corp. (REIT)	4,864	322,921
Regeneron Pharmaceuticals, Inc.*	2,519	976,138
Regions Financial Corp.	41,016	595,963
Republic Services, Inc.	7,703	483,825
Reynolds American, Inc.	27,554	1,736,453
Robert Half International, Inc.	4,268	208,406
Rockwell Automation, Inc.	4,273	665,349
Rockwell Collins, Inc.	4,334	421,091
Roper Technologies, Inc.	3,380	697,936
Ross Stores, Inc.	13,214	870,406
Royal Caribbean Cruises Ltd.	5,577	547,159
Ryder System, Inc.	1,776	133,981
S&P Global, Inc.	90,279	11,803,076
Sage Therapeutics, Inc.*	30,020	2,133,521
salesforce.com, Inc.*	21,921	1,808,263
Samsonite International SA	1,486,500	5,413,106
SCANA Corp.	4,648	303,747
Schlumberger Ltd.	46,893	3,662,343
Scripps Networks Interactive, Inc., Class A	3,084	241,693
Seagate Technology plc	9,729	446,853
Sealed Air Corp.	6,281	273,726
Sempra Energy	8,332	920,686
Sherwin-Williams Co. (The)	2,693	835,342
Shire plc	78,452	4,581,414
Signet Jewelers Ltd.	2,421	167,703
Simon Property Group, Inc. (REIT)	10,716	1,843,473
Skyworks Solutions, Inc.	6,191	606,594
SL Green Realty Corp. (REIT)	3,376	359,949
Snap-on, Inc.	1,996	336,665
Southern Co. (The)	33,496	1,667,431
Southwest Airlines Co.	20,512	1,102,725
Southwestern Energy Co.*	16,182	132,207
Stanley Black & Decker, Inc.	5,021	667,140
Staples, Inc.	21,377	187,476
Starbucks Corp.	48,907	2,855,680
State Street Corp.	12,082	961,848
Stericycle, Inc.*	2,835	234,993
Stryker Corp.	10,356	1,363,367
SunTrust Banks, Inc.	16,354	904,376
Symantec Corp.	20,772	637,285
Synchrony Financial	25,506	874,856
Synopsys, Inc.*	5,042	363,679
Sysco Corp.	16,766	870,491
T Rowe Price Group, Inc.	8,111	552,765
Target Corp.	18,716	1,032,936
Taro Pharmaceutical Industries Ltd.(x)*	749	87,348
TE Connectivity Ltd.	11,840	882,672
TEGNA, Inc.	6,889	176,496
Teradata Corp.*	4,213	131,109
Tesoro Corp.	3,830	310,460
Texas Instruments, Inc.	33,303	2,682,890
Textron, Inc.	9,003	428,453
Thermo Fisher Scientific, Inc.	13,162	2,021,683
Tiffany & Co.	54,289	5,173,742
Time Warner, Inc.	25,922	2,532,839
TJX Cos., Inc. (The)	21,722	1,717,776
Torchmark Corp.	3,789	291,905
Total System Services, Inc.	5,595	299,109
Tractor Supply Co.	4,330	298,640
TransDigm Group, Inc.	1,671	367,887
Transocean Ltd.(x)*	12,976	161,551
Travelers Cos., Inc. (The)	9,465	1,140,911
TripAdvisor, Inc.*	3,766	162,541
Twenty-First Century Fox, Inc., Class A	35,280	1,142,719
Twenty-First Century Fox, Inc., Class B	16,176	514,074
Twitter, Inc.(x)*	125,610	1,877,870
Tyson Foods, Inc., Class A	9,681	597,415
UDR, Inc. (REIT)	8,905	322,895
Ulta Beauty, Inc.*	1,953	557,054
Under Armour, Inc., Class A(x)*	5,968	118,047
Under Armour, Inc., Class C*	5,929	108,501
Union Pacific Corp.	27,246	2,885,896
United Continental Holdings, Inc.*	9,621	679,627
United Parcel Service, Inc., Class B	56,242	6,034,767
United Rentals, Inc.*	2,806	350,890
United Technologies Corp.	25,229	2,830,946
UnitedHealth Group, Inc.	31,847	5,223,226
Universal Health Services, Inc., Class B	2,923	363,767
Unum Group	7,688	360,490
US Bancorp	53,236	2,741,654
Valero Energy Corp.	15,083	999,852
Varian Medical Systems, Inc.*	3,033	276,397
Ventas, Inc. (REIT)	11,799	767,407
VeriSign, Inc.(x)*	2,994	260,807
Verisk Analytics, Inc.*	5,189	421,035
Verizon Communications, Inc.	136,326	6,645,893
Vertex Pharmaceuticals, Inc.*	14,507	1,586,340
VF Corp.	11,028	606,209
Viacom, Inc., Class B	11,530	537,529
Visa, Inc., Class A	62,228	5,530,202
Vornado Realty Trust (REIT)	5,730	574,776
Vulcan Materials Co.	4,409	531,196
Walgreens Boots Alliance, Inc.	28,515	2,368,171
Wal-Mart Stores, Inc.	50,176	3,616,686
Walt Disney Co. (The)	106,420	12,066,964
Waste Management, Inc.	13,549	987,993
Waters Corp.*	2,665	416,566

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
WEC Energy Group, Inc.	10,516	$637,585
Wells Fargo & Co.	150,610	8,382,953
Welltower, Inc. (REIT)	12,080	855,506
Western Digital Corp.	9,512	785,025
Western Union Co. (The)	16,155	328,754
WestRock Co.	8,356	434,763
Weyerhaeuser Co. (REIT)	24,926	846,985
Whirlpool Corp.	2,470	423,185
Whole Foods Market, Inc.	61,677	1,833,040
Williams Cos., Inc. (The)	27,980	827,928
Willis Towers Watson plc	4,283	560,602
WW Grainger, Inc.	1,826	425,020
Wyndham Worldwide Corp.	3,516	296,364
Wynn Resorts Ltd.	2,729	312,771
Xcel Energy, Inc.	16,925	752,316
Xerox Corp.	28,375	208,273
Xilinx, Inc.	8,414	487,086
Xylem, Inc.	6,169	309,807
Yahoo!, Inc.*	29,248	1,357,400
Yum Brands, Inc.	11,249	718,811
Zimmer Biomet Holdings, Inc.	43,508	5,312,762
Zions Bancorp	6,630	278,460
Zoetis, Inc.	16,455	878,203

		837,248,076

Total Common Stocks (90.5%) (Cost $1,254,742,735)		1,994,965,336

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	996,983	145,091

	Number of Rights	Value (Note 1)
RIGHTS:
Germany (0.0%)
Deutsche Bank AG, expiring 4/6/17* (Cost $—)	71,062	169,812

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.8%)
JPMorgan Prime Money Market Fund, IM Shares	106,531,791	106,563,750

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $1,700,125, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $1,734,000.(xx)	$1,700,000	1,700,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $1,000,091, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $1,020,002.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $900,071, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $918,002.(xx)	900,000	900,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $3,300,358, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $3,623,356.(xx)	3,300,000	3,300,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $175,870, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $179,376.(xx)	175,859	175,859
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $700,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $714,431.(xx)	700,000	700,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $1,000,069, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,020,616.(xx)	1,000,000	1,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $5,000,408, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $5,100,417.(xx)	5,000,000	5,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $1,500,106, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $1,530,109.(xx)	1,500,000	1,500,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $1,000,108, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18- 5/15/43; total market value $1,020,165.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

14

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AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $2,000,327, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $2,040,277.(xx)	$2,000,000	$2,000,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $938,545, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $957,253.(xx)	938,483	938,483
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $3,000,473, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $3,060,000.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		22,214,342

Total Short-Term Investments (5.8%) (Cost $128,754,660)		128,778,092

Total Investments (96.3%) (Cost $1,383,497,395)		2,124,058,331
Other Assets Less Liabilities (3.7%)		81,719,641

Net Assets (100%)		$2,205,777,972

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

*	Non-income producing.

†	Securities (totaling $3,919,903 or 0.2% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $3,366,562 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $24,860,593. This was secured by cash collateral of $22,214,342 which was subsequently invested in joint repurchase agreements with a total value of $22,214,342, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $3,799,198 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 3.625%, maturing 7/31/17-2/15/44.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$271,423,638	12.3%
Consumer Staples	183,437,599	8.3
Energy	96,854,997	4.4
Financials	394,229,947	17.9
Health Care	219,331,744	9.9
Industrials	226,181,988	10.3
Information Technology	340,698,088	15.5
Investment Company	106,563,750	4.8
Materials	94,980,643	4.3
Real Estate	56,856,825	2.6
Repurchase Agreements	22,214,342	1.0
Telecommunication Services	66,937,287	3.0
Utilities	44,347,483	2.0
Cash and Other	81,719,641	3.7

		100.0%

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
AXA SA	$2,406,672	$117,235	$—	$2,585,479	$—	$—
BlackRock, Inc.	1,616,914	—	40,082	1,553,599	10,128	34,818
PNC Financial Services Group, Inc. (The)	1,987,852	—	31,453	1,949,211	9,348	61,117

	$6,011,438	$117,235	$71,535	$6,088,289	$19,476	$95,935

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	1,050	June-17	$37,572,837	$38,375,996	$803,159
FTSE 100 Index	263	June-17	23,944,634	23,973,696	29,062
S&P 500 E-Mini Index	863	June-17	101,937,449	101,799,480	(137,969)
SPI 200 Index	87	June-17	9,542,876	9,717,621	174,745
TOPIX Index	174	June-17	24,091,818	23,639,181	(452,637)

					$416,360

At March 31, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/16/17	Morgan Stanley	1,269	$967,880	$957,898	$9,982
British Pound vs. U.S. Dollar, expiring 6/16/17	Morgan Stanley	1,952	2,450,262	2,373,701	76,561
European Union Euro vs. U.S. Dollar, expiring 6/16/17	Morgan Stanley	3,188	3,412,753	3,404,802	7,951
European Union Euro vs. U.S. Dollar, expiring 6/16/17	Morgan Stanley	366	391,580	397,046	(5,466)
Japanese Yen vs. U.S. Dollar, expiring 6/16/17	Morgan Stanley	277,279	2,497,795	2,421,743	76,052
South African Rand vs. U.S. Dollar, expiring 4/5/17	Goldman Sachs International	1,296	96,609	96,355	254

					$165,334

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 6/16/17	Morgan Stanley	44,283	$397,229	$398,914	$(1,685)
Taiwan Dollar vs. U.S. Dollar, expiring 4/5/17	JPMorgan Chase Bank	1,233	40,599	40,627	(28)

					$(1,713)

					$163,621

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$114,972,814	$156,305,733	$—	(a)	$271,278,547
Consumer Staples	83,326,083	100,111,516	—		183,437,599
Energy	53,456,120	43,398,877	—		96,854,997
Financials	159,885,396	231,764,861	2,409,878		394,060,135
Health Care	133,967,690	85,364,054	—		219,331,744
Industrials	82,442,062	143,739,926	—		226,181,988
Information Technology	216,214,501	124,483,587	—		340,698,088
Materials	29,399,136	64,071,483	1,510,024		94,980,643
Real Estate	20,394,229	36,462,596	—		56,856,825
Telecommunication Services	16,161,614	50,775,673	—		66,937,287
Utilities	21,603,700	22,743,783	—		44,347,483
Forward Currency Contracts	—	170,800	—		170,800
Futures	1,006,966	—	—		1,006,966
Preferred Stocks
Consumer Discretionary	—	145,091	—		145,091
Rights
Financials	—	169,812	—		169,812
Short-Term Investments
Investment Companies	106,563,750	—	—		106,563,750
Repurchase Agreements	—	22,214,342	—		22,214,342

Total Assets	$1,039,394,061	$1,081,922,134	$3,919,902		$2,125,236,097

Liabilities:
Forward Currency Contracts	$—	$(7,179)	$—		$(7,179)
Futures	(590,606)	—	—		(590,606)

Total Liabilities	$(590,606)	$(7,179)	$—		$(597,785)

Total	$1,038,803,455	$1,081,914,955	$3,919,902		$2,124,638,312

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$806,499,231
Aggregate gross unrealized depreciation	(72,860,826)

Net unrealized appreciation	$733,638,405

Federal income tax cost of investments	$1,390,419,926

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.1%)
AGL Energy Ltd.	44,369	$893,888
Alumina Ltd.(x)	149,053	203,839
Amcor Ltd.	69,170	795,859
AMP Ltd.	180,772	715,409
APA Group	73,338	502,031
Aristocrat Leisure Ltd.	36,532	501,551
ASX Ltd.	10,719	413,397
Aurizon Holdings Ltd.	121,880	488,861
AusNet Services	92,380	118,924
Australia & New Zealand Banking Group Ltd.(x)	184,095	4,475,438
Bank of Queensland Ltd.	25,908	240,692
Bendigo & Adelaide Bank Ltd.	30,575	283,582
BHP Billiton Ltd.	201,979	3,709,659
BHP Billiton Ltd. (ADR)(x)	40,329	1,464,749
BHP Billiton plc	133,802	2,068,684
Boral Ltd.	66,487	296,649
Brambles Ltd.	237,537	1,696,822
Caltex Australia Ltd.	17,420	392,479
Challenger Ltd.	38,757	371,610
CIMIC Group Ltd.	6,047	165,993
Coca-Cola Amatil Ltd.	35,583	294,146
Cochlear Ltd.	3,717	384,024
Commonwealth Bank of Australia	107,863	7,079,613
Computershare Ltd.	24,947	267,977
Crown Resorts Ltd.	22,148	199,838
CSL Ltd.	28,525	2,731,329
Dexus Property Group (REIT)	53,032	395,846
Domino’s Pizza Enterprises Ltd.(x)	4,353	193,289
DUET Group	160,412	341,928
Flight Centre Travel Group Ltd.	3,821	84,308
Fortescue Metals Group Ltd.(x)	99,927	475,624
Goodman Group (REIT)	116,385	688,226
GPT Group (The) (REIT)	113,705	447,384
Harvey Norman Holdings Ltd.(x)	34,572	119,651
Healthscope Ltd.	123,445	214,088
Incitec Pivot Ltd.	111,623	320,653
Insurance Australia Group Ltd.	160,184	740,402
LendLease Group	37,501	446,379
Macquarie Group Ltd.	18,567	1,279,504
Medibank Pvt Ltd.	180,452	388,780
Mirvac Group (REIT)	239,009	399,900
National Australia Bank Ltd.	166,396	4,238,399
Newcrest Mining Ltd.	46,917	798,259
Oil Search Ltd.	292,974	1,616,068
Orica Ltd.	22,708	305,341
Origin Energy Ltd.*	105,059	565,869
Qantas Airways Ltd.	36,326	107,959
QBE Insurance Group Ltd.	87,796	864,611
Ramsay Health Care Ltd.	9,044	482,913
REA Group Ltd.	3,303	149,719
Santos Ltd.*	105,401	306,000
Scentre Group (REIT)	326,909	1,071,464
SEEK Ltd.	23,177	281,899
Sonic Healthcare Ltd.	25,599	432,615
South32 Ltd.	352,251	742,770
Stockland (REIT)	157,135	557,037
Suncorp Group Ltd.	77,440	781,558
Sydney Airport	68,832	356,018
Tabcorp Holdings Ltd.	59,515	215,980
Tatts Group Ltd.	78,500	265,685
Telstra Corp. Ltd.	261,422	930,725
TPG Telecom Ltd.(x)	19,853	105,719
Transurban Group	124,465	1,109,715
Treasury Wine Estates Ltd.	48,006	448,555
Vicinity Centres (REIT)	221,291	478,458
Vocus Group Ltd.(x)	29,956	98,869
Wesfarmers Ltd.	71,660	2,467,503
Westfield Corp. (REIT)	116,847	792,727
Westpac Banking Corp.	210,436	5,636,705
Woodside Petroleum Ltd.	48,596	1,191,045
Woolworths Ltd.	80,595	1,631,726

		66,324,916

Austria (0.6%)
ANDRITZ AG(x)	5,250	262,589
Erste Group Bank AG*	98,464	3,206,389
OMV AG	10,940	430,477
Raiffeisen Bank International AG*	6,475	146,129
Schoeller-Bleckmann Oilfield Equipment AG	28,457	1,982,373
voestalpine AG	70,321	2,768,180

		8,796,137

Belgium (0.8%)
Ageas	12,533	489,884
Anheuser-Busch InBev SA/NV	83,269	9,140,748
Colruyt SA	4,650	228,288
Groupe Bruxelles Lambert SA	4,577	415,521
KBC Group NV	16,117	1,069,271
Proximus SADP	9,857	309,312
Solvay SA	4,979	608,443
Telenet Group Holding NV*	2,780	165,338
UCB SA	7,516	582,994
Umicore SA	6,081	346,417

		13,356,216

Brazil (0.2%)
Ambev SA (ADR)	168,149	968,538
Banco Bradesco SA (ADR)*	275,793	2,824,121

		3,792,659

Canada (0.7%)
Canadian National Railway Co.	58,399	4,317,438
Element Fleet Management Corp.	68,912	637,896
Magna International, Inc.	56,435	2,435,466
Ritchie Bros Auctioneers, Inc.	30,589	1,006,791
Rogers Communications, Inc., Class B	35,755	1,581,086
Suncor Energy, Inc.	41,298	1,267,961

		11,246,638

Chile (0.0%)
Antofagasta plc	22,849	238,897

China (1.0%)
Alibaba Group Holding Ltd. (ADR)*	32,743	3,530,678
Anhui Conch Cement Co. Ltd., Class H	600,500	2,039,915
Baidu, Inc. (ADR)*	8,979	1,549,057
BOC Hong Kong Holdings Ltd.	229,043	935,741
BYD Co. Ltd., Class H(x)	248,500	1,378,157
China Life Insurance Co. Ltd., Class H	1,305,000	4,004,922
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	587,500	2,162,067
Yangzijiang Shipbuilding Holdings Ltd.	143,834	116,190

		15,716,727

Colombia (0.1%)
Bancolombia SA (ADR)	50,731	2,022,645

Czech Republic (0.1%)
Komercni banka A/S	38,887	1,443,105

Denmark (1.0%)
AP Moller - Maersk A/S, Class A	242	390,401

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
AP Moller - Maersk A/S, Class B	384	$637,100
Carlsberg A/S, Class B	22,957	2,120,040
Chr Hansen Holding A/S	6,249	401,092
Coloplast A/S, Class B	8,065	629,717
Danske Bank A/S	43,896	1,494,967
DONG Energy A/S§	9,251	356,716
DSV A/S	11,034	571,193
Genmab A/S*	3,667	706,203
ISS A/S	10,701	404,648
Novo Nordisk A/S, Class B	153,256	5,263,395
Novozymes A/S, Class B	13,639	540,584
Pandora A/S*	6,899	763,742
TDC A/S	53,075	273,686
Tryg A/S	7,358	133,473
Vestas Wind Systems A/S	13,564	1,102,843
William Demant Holding A/S*	8,435	176,233

		15,966,033

Finland (0.5%)
Elisa OYJ	9,070	320,755
Fortum OYJ	29,244	462,659
Kone OYJ, Class B	20,304	891,538
Metso OYJ	6,286	190,314
Neste OYJ*	8,449	329,530
Nokia OYJ	367,412	1,971,534
Nokian Renkaat OYJ	7,337	306,353
Orion OYJ, Class B	6,812	355,140
Sampo OYJ, Class A	27,679	1,312,813
Stora Enso OYJ, Class R	35,954	424,982
UPM-Kymmene OYJ	34,532	811,189
Wartsila OYJ Abp*	9,644	515,954

		7,892,761

France (9.0%)
Accor SA	157,923	6,578,842
Aeroports de Paris	2,136	263,986
Air Liquide SA	44,739	5,111,622
Airbus SE	36,311	2,763,080
Alstom SA*	8,024	239,808
Arkema SA	4,174	411,797
Atos SE	5,673	701,724
AXA SA‡	121,109	3,133,724
BNP Paribas SA	144,811	9,644,459
Bollore SA	56,068	217,362
Bouygues SA	12,265	499,232
Bureau Veritas SA	18,361	387,343
Capgemini SA	10,110	933,580
Carrefour SA	35,816	844,408
Casino Guichard Perrachon SA	3,852	215,451
Christian Dior SE	3,496	812,292
Cie de Saint-Gobain	31,171	1,600,644
Cie Generale des Etablissements Michelin	11,150	1,354,225
CNP Assurances	11,686	237,863
Credit Agricole SA	70,779	958,939
Danone SA	84,768	5,765,849
Dassault Aviation SA	146	185,642
Dassault Systemes SE	31,452	2,722,490
Edenred	207,623	4,906,053
Eiffage SA	3,491	273,431
Electricite de France SA	23,832	200,646
Engie SA	90,686	1,284,758
Essilor International SA	27,985	3,400,416
Eurazeo SA	2,614	172,141
Eutelsat Communications SA	11,932	266,419
Fonciere Des Regions (REIT)	2,250	187,967
Gecina SA (REIT)	2,668	362,039
Groupe Eurotunnel SE (Registered)	33,154	333,597
Hermes International	1,577	747,129
ICADE (REIT)	2,591	189,837
Iliad SA	1,663	371,938
Imerys SA	2,120	179,957
Ingenico Group SA	3,557	335,671
JCDecaux SA	5,267	185,365
Kering	31,162	8,059,916
Klepierre (REIT)	14,544	565,697
Lagardere SCA	8,377	246,739
Legrand SA	28,833	1,738,501
L’Oreal SA	35,702	6,861,354
LVMH Moet Hennessy Louis Vuitton SE	37,998	8,344,390
Natixis SA	64,745	398,948
Orange SA	260,804	4,052,357
Pernod Ricard SA	70,147	8,298,960
Peugeot SA*	28,936	582,651
Publicis Groupe SA	29,972	2,094,625
Remy Cointreau SA	1,297	126,977
Renault SA	11,704	1,016,721
Rexel SA	19,766	358,890
Safran SA	57,356	4,284,952
Sanofi	72,958	6,586,110
Schneider Electric SE	74,325	5,441,667
SCOR SE	10,090	381,369
SEB SA	1,448	202,205
SFR Group SA*	5,144	161,830
Societe BIC SA	1,902	236,993
Societe Generale SA	95,764	4,857,757
Sodexo SA	28,171	3,313,324
Suez	21,691	342,587
Television Francaise 1(x)	248,737	2,971,949
Thales SA	6,943	671,500
TOTAL SA	141,676	7,166,301
Unibail-Rodamco SE (REIT)(x)	6,150	1,437,476
Valeo SA	14,413	959,910
Veolia Environnement SA	26,570	497,736
Vinci SA(x)	31,879	2,526,833
Vivendi SA(x)	64,731	1,258,528
Wendel SA	1,943	246,248
Zodiac Aerospace	13,229	330,943

		145,604,670

Germany (7.1%)
adidas AG	11,888	2,261,222
Allianz SE (Registered)	28,740	5,324,080
Axel Springer SE	2,313	127,743
BASF SE	57,762	5,725,777
Bayer AG (Registered)	79,783	9,196,406
Bayerische Motoren Werke AG	51,069	4,658,620
Bayerische Motoren Werke AG (Preference)(q)	3,282	258,461
Beiersdorf AG	6,515	616,691
Brenntag AG	37,948	2,127,378
Commerzbank AG	67,258	608,304
Continental AG	20,727	4,543,926
Covestro AG§	4,717	363,116
Daimler AG (Registered)	93,351	6,891,410
Deutsche Bank AG (Registered)(x)*	86,713	1,493,963
Deutsche Boerse AG*	11,577	1,061,018
Deutsche Lufthansa AG (Registered)	16,410	266,094
Deutsche Post AG (Registered)	61,371	2,101,933
Deutsche Telekom AG (Registered)	207,436	3,634,733
Deutsche Wohnen AG	20,310	668,743
E.ON SE	138,381	1,099,953
Evonik Industries AG	9,693	316,057
Fraport AG Frankfurt Airport Services Worldwide(x)	2,614	184,969

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Fresenius Medical Care AG & Co.
KGaA	41,091	$3,465,226
Fresenius SE & Co. KGaA	25,852	2,077,520
Fuchs Petrolub SE (Preference)(q)	4,222	205,969
GEA Group AG	43,031	1,828,874
Hannover Rueck SE	4,015	463,228
HeidelbergCement AG	45,015	4,214,411
Henkel AG & Co. KGaA	6,699	744,307
Henkel AG & Co. KGaA (Preference)(q)	11,086	1,420,368
HOCHTIEF AG	1,384	228,776
HUGO BOSS AG	4,224	308,267
Infineon Technologies AG	69,538	1,420,236
Innogy SE*§	9,130	344,646
K+S AG (Registered)(x)	12,359	287,292
Kloeckner & Co. SE*	166,153	1,796,449
LANXESS AG	5,725	384,096
Linde AG	23,176	3,859,441
MAN SE	2,164	223,076
Merck KGaA	7,968	907,828
METRO AG	11,802	377,459
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	9,943	1,945,359
OSRAM Licht AG	5,722	358,623
Porsche Automobil Holding SE (Preference)(q)	10,104	551,235
ProSiebenSat.1 Media SE	14,703	651,013
Rheinmetall AG	62,109	5,209,857
RWE AG*	32,209	533,791
SAP SE	145,141	14,241,854
Schaeffler AG (Preference)(q)	10,995	193,302
Siemens AG (Registered)	48,110	6,589,969
Symrise AG	32,889	2,187,260
Telefonica Deutschland Holding AG	35,709	177,139
thyssenkrupp AG	22,228	544,447
TUI AG	32,063	444,299
United Internet AG (Registered)	8,317	368,034
Volkswagen AG	2,160	321,794
Volkswagen AG (Preference)(q)	11,756	1,713,142
Vonovia SE	29,256	1,030,876
Zalando SE*§	5,872	237,572

		115,387,632

Hong Kong (2.4%)
AIA Group Ltd.	1,454,852	9,172,971
ASM Pacific Technology Ltd.	17,607	239,472
Bank of East Asia Ltd. (The)	79,227	327,755
Cathay Pacific Airways Ltd.	105,575	153,238
Cheung Kong Infrastructure Holdings Ltd.	44,340	348,033
Cheung Kong Property Holdings Ltd.	167,205	1,126,318
CK Hutchison Holdings Ltd.	170,705	2,099,903
CLP Holdings Ltd.	98,564	1,030,474
Dah Sing Financial Holdings Ltd.	422,000	3,214,618
Dairy Farm International Holdings Ltd.	63,719	578,839
First Pacific Co. Ltd.	127,250	92,349
Galaxy Entertainment Group Ltd.	139,000	761,044
Hang Lung Group Ltd.	57,000	243,138
Hang Lung Properties Ltd.	151,438	393,624
Hang Seng Bank Ltd.	47,274	958,680
Henderson Land Development Co. Ltd.	60,787	376,619
HK Electric Investments & HK Electric Investments Ltd.§	160,500	147,871
HKT Trust & HKT Ltd.	188,042	242,448
Hong Kong & China Gas Co. Ltd.(x)	460,287	920,396
Hong Kong Exchanges & Clearing Ltd.	75,639	1,903,749
Hongkong Land Holdings Ltd.	73,200	557,052
Hutchison Port Holdings Trust(x)	383,400	159,103
Hysan Development Co. Ltd.	34,907	158,331
Jardine Matheson Holdings Ltd.	15,900	1,005,516
Jardine Strategic Holdings Ltd.	13,900	581,228
Kerry Properties Ltd.(x)	46,732	162,057
Li & Fung Ltd.	369,038	160,028
Link REIT (REIT)	140,499	984,388
Melco Crown Entertainment Ltd. (ADR)	12,201	226,207
MTR Corp. Ltd.	97,618	548,289
New World Development Co. Ltd.	356,254	438,241
NWS Holdings Ltd.	88,794	162,015
Orient Overseas International Ltd.	305,200	1,629,775
PCCW Ltd.	300,559	177,129
Power Assets Holdings Ltd.	82,496	711,218
Sands China Ltd.	141,600	655,935
Shangri-La Asia Ltd.(x)	59,025	85,976
Sino Land Co. Ltd.	213,151	373,559
SJM Holdings Ltd.(x)	95,000	77,257
Sun Hung Kai Properties Ltd.	242,278	3,560,207
Swire Pacific Ltd., Class A	33,831	337,809
Swire Properties Ltd.	69,200	221,718
Techtronic Industries Co. Ltd.	93,000	376,356
WH Group Ltd.§	516,500	445,287
Wharf Holdings Ltd. (The)	88,330	758,105
Wheelock & Co. Ltd.(x)	55,116	435,808
Yue Yuen Industrial Holdings Ltd.	47,699	187,506

		39,507,639

India (0.7%)
HDFC Bank Ltd. (ADR)	108,746	8,179,874
ICICI Bank Ltd. (ADR)	354,675	3,050,205

		11,230,079

Indonesia (0.1%)
Indofood Sukses Makmur Tbk. PT	2,551,400	1,531,740

Ireland (0.7%)
AerCap Holdings NV*	9,746	448,024
Bank of Ireland*	1,855,660	465,210
CRH plc (Irish Stock Exchange)	185,395	6,540,564
CRH plc (London Stock Exchange)	6,417	225,920
James Hardie Industries plc (CDI)	29,221	459,222
Kerry Group plc, Class A	10,418	819,342
Paddy Power Betfair plc (Aquis Stock Exchange)	15,970	1,720,758
Paddy Power Betfair plc (Dublin Stock Exchange)	5,365	575,200

		11,254,240

Israel (0.6%)
Azrieli Group Ltd.	2,797	148,401
Bank Hapoalim BM	67,547	411,715
Bank Leumi Le-Israel BM*	94,448	417,162
Bezeq The Israeli Telecommunication Corp. Ltd.	132,998	239,011
Check Point Software Technologies Ltd.*	7,678	788,223
Elbit Systems Ltd.	1,508	172,593
Frutarom Industries Ltd.	2,457	137,348
Israel Chemicals Ltd.	29,531	125,542
Mellanox Technologies Ltd.*	9,177	467,568
Mizrahi Tefahot Bank Ltd.	9,864	167,300
Nice Ltd.	4,191	281,598
Nice Ltd. (ADR)	39,387	2,677,528

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)	110,263	$3,538,340

		9,572,329

Italy (1.9%)
Assicurazioni Generali SpA	75,611	1,201,861
Atlantia SpA	26,984	696,634
Enel SpA	483,754	2,277,927
Eni SpA	329,572	5,396,867
Ferrari NV	7,273	541,179
Intesa Sanpaolo SpA	1,875,832	5,085,610
Leonardo SpA*	27,104	384,274
Luxottica Group SpA	10,148	560,240
Mediobanca SpA	36,013	324,638
Poste Italiane SpA§	27,351	182,363
PRADA SpA	541,100	2,273,295
Prysmian SpA	184,616	4,880,380
Saipem SpA*	431,452	195,846
Snam SpA	143,716	621,544
Telecom Italia SpA*	1,011,688	847,574
Terna Rete Elettrica Nazionale SpA	100,220	497,153
UniCredit SpA*	333,664	5,143,517
UnipolSai Assicurazioni SpA	50,919	112,335

		31,223,237

Japan (14.0%)
ABC-Mart, Inc.	1,940	113,441
Acom Co. Ltd.*	25,000	99,928
Aeon Co. Ltd.	38,152	556,876
AEON Financial Service Co. Ltd.(x)	66,238	1,247,652
Aeon Mall Co. Ltd.	7,968	125,392
Air Water, Inc.	11,000	202,749
Aisin Seiki Co. Ltd.	12,138	596,379
Ajinomoto Co., Inc.	33,968	670,176
Alfresa Holdings Corp.	12,964	224,625
Alps Electric Co. Ltd.	11,800	334,402
Amada Holdings Co. Ltd.	21,248	242,578
ANA Holdings, Inc.	71,302	217,627
Aozora Bank Ltd.	67,918	250,125
Asahi Glass Co. Ltd.	66,752	540,827
Asahi Group Holdings Ltd.	23,687	895,310
Asahi Kasei Corp.	82,078	796,230
Asics Corp.	7,848	126,042
Astellas Pharma, Inc.	133,750	1,761,228
Bandai Namco Holdings, Inc.	12,619	377,448
Bank of Kyoto Ltd. (The)	22,082	160,860
Benesse Holdings, Inc.(x)	4,374	136,724
Bridgestone Corp.	40,664	1,644,750
Brother Industries Ltd.	16,715	349,074
Calbee, Inc.(x)	5,600	190,892
Canon, Inc.	67,530	2,105,422
Casio Computer Co. Ltd.	16,527	229,950
Central Japan Railway Co.	9,100	1,482,745
Chiba Bank Ltd. (The)	46,672	299,744
Chubu Electric Power Co., Inc.	38,554	516,339
Chugai Pharmaceutical Co. Ltd.	98,747	3,392,682
Chugoku Bank Ltd. (The)	10,911	158,770
Chugoku Electric Power Co., Inc. (The)	16,662	184,385
Coca-Cola Bottlers Japan, Inc.	7,800	251,522
Concordia Financial Group Ltd.	66,800	309,249
Credit Saison Co. Ltd.	11,016	196,513
CYBERDYNE, Inc.(x)*	6,100	87,558
Dai Nippon Printing Co. Ltd.	29,162	314,330
Daicel Corp.	13,455	162,069
Dai-ichi Life Holdings, Inc.	67,600	1,212,282
Daiichi Sankyo Co. Ltd.	39,087	880,186
Daikin Industries Ltd.	14,523	1,459,083
Daito Trust Construction Co. Ltd.	4,638	637,189
Daiwa House Industry Co. Ltd.	34,358	986,330
Daiwa House REIT Investment Corp. (REIT)	90	233,953
Daiwa Securities Group, Inc.	109,476	666,611
DeNA Co. Ltd.	6,800	137,979
Denso Corp.	125,212	5,507,618
Dentsu, Inc.	14,074	763,558
Don Quijote Holdings Co. Ltd.	7,700	266,972
East Japan Railway Co.	20,825	1,813,326
Eisai Co. Ltd.	16,354	846,712
Electric Power Development Co. Ltd.	9,403	220,020
FamilyMart UNY Holdings Co. Ltd.	5,404	322,308
FANUC Corp.	12,344	2,530,226
Fast Retailing Co. Ltd.	3,216	1,008,737
Fuji Electric Co. Ltd.	27,288	162,017
FUJIFILM Holdings Corp.	26,468	1,033,709
Fujitsu Ltd.	120,742	738,464
Fukuoka Financial Group, Inc.	54,983	238,047
Hachijuni Bank Ltd. (The)	29,088	164,343
Hakuhodo DY Holdings, Inc.	9,660	114,535
Hamamatsu Photonics KK	8,500	244,700
Hankyu Hanshin Holdings, Inc.	15,600	507,249
Hikari Tsushin, Inc.	1,100	107,500
Hino Motors Ltd.	18,830	227,827
Hirose Electric Co. Ltd.	2,274	314,557
Hiroshima Bank Ltd. (The)	35,000	148,702
Hisamitsu Pharmaceutical Co., Inc.(x)	4,267	243,763
Hitachi Chemical Co. Ltd.	4,688	129,696
Hitachi Construction Machinery Co. Ltd.	7,451	185,723
Hitachi High-Technologies Corp.	4,418	179,966
Hitachi Ltd.	683,211	3,697,428
Hitachi Metals Ltd.	12,486	175,183
Hokuriku Electric Power Co.(x)	11,938	115,809
Honda Motor Co. Ltd.	172,804	5,201,349
Hoshizaki Corp.	3,200	251,792
Hoya Corp.	24,202	1,164,339
Hulic Co. Ltd.	18,800	176,804
Idemitsu Kosan Co. Ltd.	5,960	207,179
IHI Corp.	93,834	295,839
Iida Group Holdings Co. Ltd.	9,300	142,679
Inpex Corp.	62,100	610,513
Isetan Mitsukoshi Holdings Ltd.	21,048	231,031
Isuzu Motors Ltd.	38,869	514,099
ITOCHU Corp.	92,732	1,316,056
J Front Retailing Co. Ltd.	16,534	245,047
Japan Airlines Co. Ltd.	7,958	252,043
Japan Airport Terminal Co. Ltd.	3,200	111,093
Japan Exchange Group, Inc.	34,700	494,022
Japan Post Bank Co. Ltd.	25,000	310,114
Japan Post Holdings Co. Ltd.	30,400	381,468
Japan Prime Realty Investment Corp. (REIT)	54	209,054
Japan Real Estate Investment Corp. (REIT)	84	445,163
Japan Retail Fund Investment Corp. (REIT)	171	335,457
Japan Tobacco, Inc.	249,000	8,091,997
JFE Holdings, Inc.	34,576	592,727
JGC Corp.	12,626	219,449
JSR Corp.	12,818	216,109
JTEKT Corp.	14,982	232,677
JXTG Holdings, Inc.	168,839	829,103
Kajima Corp.	57,739	376,525
Kakaku.com, Inc.(x)	9,900	134,721

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Kamigumi Co. Ltd.	15,704	$135,698
Kaneka Corp.	19,644	146,099
Kansai Electric Power Co., Inc. (The)	40,623	498,802
Kansai Paint Co. Ltd.	14,352	304,624
Kao Corp.	31,667	1,736,238
Kawasaki Heavy Industries Ltd.	75,840	230,252
KDDI Corp.	115,000	3,018,324
Keihan Holdings Co. Ltd.	35,000	214,093
Keikyu Corp.	29,466	323,430
Keio Corp.	37,347	295,878
Keisei Electric Railway Co. Ltd.	7,977	185,077
Keyence Corp.	9,366	3,750,438
Kikkoman Corp.	9,823	293,375
Kintetsu Group Holdings Co. Ltd.	117,980	424,953
Kirin Holdings Co. Ltd.	49,291	929,990
Kobe Steel Ltd.*	19,209	175,302
Koito Manufacturing Co. Ltd.	7,600	395,257
Komatsu Ltd.	57,072	1,487,419
Konami Holdings Corp.	5,888	249,895
Konica Minolta, Inc.	29,236	261,556
Kose Corp.	2,000	180,904
Kubota Corp.	68,708	1,031,268
Kuraray Co. Ltd.	20,192	306,154
Kurita Water Industries Ltd.	7,414	179,340
Kyocera Corp.	20,008	1,114,611
Kyowa Hakko Kirin Co. Ltd.	16,367	259,038
Kyushu Electric Power Co., Inc.	29,288	312,005
Kyushu Financial Group, Inc.	13,500	82,579
Lawson, Inc.	4,280	290,254
LINE Corp.(x)*	2,800	107,518
Lion Corp.	15,000	269,739
LIXIL Group Corp.	17,023	431,959
M3, Inc.	12,700	315,190
Mabuchi Motor Co. Ltd.	3,704	208,606
Makita Corp.	12,692	444,613
Marubeni Corp.	108,468	667,878
Marui Group Co. Ltd.	13,986	190,073
Maruichi Steel Tube Ltd.	3,516	99,956
Mazda Motor Corp.	37,235	536,133
McDonald’s Holdings Co. Japan Ltd.	5,080	148,298
Mebuki Financial Group, Inc.	43,851	175,278
Medipal Holdings Corp.	9,622	150,903
MEIJI Holdings Co. Ltd.	6,932	577,200
MINEBEA MITSUMI, Inc.	20,800	277,445
Miraca Holdings, Inc.	4,200	193,155
MISUMI Group, Inc.	17,600	318,074
Mitsubishi Chemical Holdings Corp.	88,059	681,344
Mitsubishi Corp.	95,984	2,073,920
Mitsubishi Electric Corp.	121,771	1,746,773
Mitsubishi Estate Co. Ltd.	76,011	1,385,991
Mitsubishi Gas Chemical Co., Inc.	12,855	266,961
Mitsubishi Heavy Industries Ltd.	195,256	783,269
Mitsubishi Logistics Corp.	8,008	110,341
Mitsubishi Materials Corp.	5,681	171,966
Mitsubishi Motors Corp.	35,821	215,254
Mitsubishi Tanabe Pharma Corp.	12,090	251,726
Mitsubishi UFJ Financial Group, Inc.	801,916	5,039,977
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,200	100,701
Mitsui & Co. Ltd.	106,754	1,546,221
Mitsui Chemicals, Inc.	59,288	292,899
Mitsui Fudosan Co. Ltd.	55,427	1,181,925
Mitsui OSK Lines Ltd.	74,575	234,449
Mixi, Inc.	2,700	129,992
Mizuho Financial Group, Inc.	1,510,552	2,767,921
MS&AD Insurance Group Holdings, Inc.	31,536	1,002,762
Murata Manufacturing Co. Ltd.	12,171	1,731,140
Nabtesco Corp.	6,400	169,586
Nagoya Railroad Co. Ltd.	62,000	279,008
NEC Corp.	168,742	406,205
Nexon Co. Ltd.	11,800	187,498
NGK Insulators Ltd.	17,267	390,846
NGK Spark Plug Co. Ltd.	8,948	204,471
NH Foods Ltd.	11,075	297,343
Nidec Corp.	14,992	1,426,751
Nikon Corp.	21,959	318,349
Nintendo Co. Ltd.	7,039	1,633,455
Nippon Building Fund, Inc. (REIT)	94	514,201
Nippon Electric Glass Co. Ltd.	26,022	157,305
Nippon Express Co. Ltd.	55,427	284,777
Nippon Paint Holdings Co. Ltd.	34,600	1,204,303
Nippon Prologis REIT, Inc. (REIT)	110	238,417
Nippon Steel & Sumitomo Metal Corp.	50,029	1,152,649
Nippon Telegraph & Telephone Corp.	43,458	1,854,957
Nippon Yusen KK	109,442	231,015
Nissan Chemical Industries Ltd.	7,900	229,911
Nissan Motor Co. Ltd.	155,247	1,496,970
Nisshin Seifun Group, Inc.	12,261	182,929
Nissin Foods Holdings Co. Ltd.	3,506	194,305
Nitori Holdings Co. Ltd.	5,350	676,138
Nitto Denko Corp.	10,711	827,594
NOK Corp.	6,764	156,994
Nomura Holdings, Inc.*	229,608	1,426,981
Nomura Real Estate Holdings, Inc.	8,775	139,826
Nomura Real Estate Master Fund, Inc. (REIT)	237	367,858
Nomura Research Institute Ltd.	9,059	333,620
NSK Ltd.	28,370	405,686
NTT Data Corp.	8,600	407,868
NTT DOCOMO, Inc.	85,800	1,997,992
Obayashi Corp.	42,766	399,887
Obic Co. Ltd.	27,300	1,299,650
Odakyu Electric Railway Co. Ltd.	16,051	312,283
Oji Holdings Corp.	51,612	241,533
Olympus Corp.	17,552	674,774
Omron Corp.	12,144	532,861
Ono Pharmaceutical Co. Ltd.	23,875	494,206
Oracle Corp. Japan	2,840	162,242
Oriental Land Co. Ltd.	14,044	805,199
ORIX Corp.	81,410	1,204,733
Osaka Gas Co. Ltd.	124,868	474,438
Otsuka Corp.	3,317	179,958
Otsuka Holdings Co. Ltd.	23,700	1,069,086
Panasonic Corp.	137,786	1,556,946
Park24 Co. Ltd.	6,300	164,899
Pola Orbis Holdings, Inc.	4,800	115,850
Rakuten, Inc.	54,700	547,835
Recruit Holdings Co. Ltd.	23,600	1,204,060
Resona Holdings, Inc.	133,859	718,892
Ricoh Co. Ltd.	45,180	371,732
Rinnai Corp.	2,084	165,851
Rohm Co. Ltd.	5,826	387,249
Ryohin Keikaku Co. Ltd.	1,500	328,618
Sankyo Co. Ltd.	2,798	93,493
Santen Pharmaceutical Co. Ltd.	24,455	354,096
SBI Holdings, Inc.	14,660	204,368
Secom Co. Ltd.	60,627	4,339,680
Sega Sammy Holdings, Inc.	13,475	180,587
Seibu Holdings, Inc.	11,500	189,756
Seiko Epson Corp.	16,000	336,872
Sekisui Chemical Co. Ltd.	27,514	462,397
Sekisui House Ltd.	35,670	586,650

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Seven & i Holdings Co. Ltd.	47,612	$1,865,477
Seven Bank Ltd.(x)	42,600	139,283
Sharp Corp.(x)*	98,000	413,725
Shimadzu Corp.	15,140	240,570
Shimamura Co. Ltd.	1,246	164,634
Shimano, Inc.	4,536	662,086
Shimizu Corp.	36,910	330,874
Shin-Etsu Chemical Co. Ltd.	24,464	2,119,203
Shinsei Bank Ltd.	111,173	204,711
Shionogi & Co. Ltd.	19,307	996,826
Shiseido Co. Ltd.	59,622	1,569,141
Shizuoka Bank Ltd. (The)	29,724	241,893
Showa Shell Sekiyu KK	13,975	141,470
SMC Corp.	3,348	989,995
SoftBank Group Corp.	73,472	5,188,510
Sohgo Security Services Co. Ltd.	4,600	171,679
Sompo Holdings, Inc.	21,327	781,396
Sony Corp.	77,964	2,637,316
Sony Financial Holdings, Inc.	12,500	200,867
Stanley Electric Co. Ltd.	10,084	287,584
Start Today Co. Ltd.	11,100	245,570
Subaru Corp.	38,680	1,418,579
Sumitomo Chemical Co. Ltd.	101,158	565,169
Sumitomo Corp.	71,528	962,123
Sumitomo Dainippon Pharma Co. Ltd.	9,892	163,312
Sumitomo Electric Industries Ltd.	48,660	806,848
Sumitomo Heavy Industries Ltd.	33,784	235,484
Sumitomo Metal Mining Co. Ltd.	32,784	466,303
Sumitomo Mitsui Financial Group, Inc.	84,052	3,053,897
Sumitomo Mitsui Trust Holdings, Inc.	19,733	684,177
Sumitomo Realty & Development Co. Ltd.	22,526	583,940
Sumitomo Rubber Industries Ltd.	11,936	203,383
Sundrug Co. Ltd.	58,200	1,952,546
Suntory Beverage & Food Ltd.	9,000	379,143
Suruga Bank Ltd.	11,290	237,706
Suzuken Co. Ltd.	5,506	180,516
Suzuki Motor Corp.	21,336	885,790
Sysmex Corp.	8,900	539,612
T&D Holdings, Inc.	36,468	529,348
Taiheiyo Cement Corp.	70,000	233,899
Taisei Corp.	69,183	503,974
Taisho Pharmaceutical Holdings Co. Ltd.	2,371	192,525
Taiyo Nippon Sanso Corp.	10,000	116,950
Takashimaya Co. Ltd.	18,955	165,833
Takeda Pharmaceutical Co. Ltd.	45,023	2,114,662
TDK Corp.	7,171	454,105
Teijin Ltd.	13,250	249,814
Terumo Corp.	81,500	2,829,404
THK Co. Ltd.	8,308	209,174
Tobu Railway Co. Ltd.	64,991	329,246
Toho Co. Ltd.	7,846	207,972
Toho Gas Co. Ltd.	23,592	166,774
Tohoku Electric Power Co., Inc.	28,859	390,904
Tokio Marine Holdings, Inc.	42,915	1,810,193
Tokyo Electric Power Co. Holdings, Inc.*	94,958	371,883
Tokyo Electron Ltd.	9,436	1,030,222
Tokyo Gas Co. Ltd.	118,711	540,187
Tokyo Tatemono Co. Ltd.	14,500	191,197
Tokyu Corp.	70,011	495,542
Tokyu Fudosan Holdings Corp.	36,592	198,523
Toppan Printing Co. Ltd.	33,910	345,710
Toray Industries, Inc.	86,774	769,298
Toshiba Corp.(x)*	267,683	580,425
TOTO Ltd.	45,633	1,723,585
Toyo Seikan Group Holdings Ltd.	11,704	190,073
Toyo Suisan Kaisha Ltd.	5,656	210,582
Toyoda Gosei Co. Ltd.	5,142	130,755
Toyota Industries Corp.	10,418	517,484
Toyota Motor Corp.	167,950	9,114,829
Toyota Tsusho Corp.	13,614	412,101
Trend Micro, Inc.	7,582	337,114
Tsuruha Holdings, Inc.	2,100	194,287
Unicharm Corp.	68,482	1,640,849
United Urban Investment Corp. (REIT)	178	273,403
USS Co. Ltd.	15,610	260,237
West Japan Railway Co.	9,900	643,905
Yahoo Japan Corp.(x)	92,200	425,679
Yakult Honsha Co. Ltd.	5,407	300,146
Yamada Denki Co. Ltd.(x)	39,220	195,519
Yamaguchi Financial Group, Inc.	11,763	127,530
Yamaha Corp.	11,079	305,013
Yamaha Motor Co. Ltd.	16,632	400,524
Yamato Holdings Co. Ltd.	47,736	1,000,128
Yamazaki Baking Co. Ltd.	8,071	166,016
Yaskawa Electric Corp.	16,140	323,873
Yokogawa Electric Corp.	15,303	240,823
Yokohama Rubber Co. Ltd. (The)	7,500	146,793

		226,180,612

Jersey (0.0%)
Randgold Resources Ltd.	6,232	543,832

Jordan (0.0%)
Hikma Pharmaceuticals plc	8,836	219,309

Luxembourg (0.2%)
ArcelorMittal*	120,677	1,015,230
Eurofins Scientific SE	703	305,871
Millicom International Cellular SA (SDR)	4,337	241,857
RTL Group SA	2,688	216,501
SES SA (FDR)	23,645	550,020
Tenaris SA	28,634	490,886

		2,820,365

Macau (0.0%)
MGM China Holdings Ltd.	66,800	139,247
Wynn Macau Ltd.	112,400	228,806

		368,053

Mexico (0.1%)
Fresnillo plc	14,164	276,129
Grupo Financiero Banorte SAB de CV, Class O	206,467	1,187,263
Grupo Financiero Inbursa SAB de CV, Class O	247,395	410,029

		1,873,421

Netherlands (3.6%)
ABN AMRO Group NV (CVA)§	131,733	3,197,120
Aegon NV	110,896	564,428
Akzo Nobel NV	68,386	5,670,729
Altice NV, Class A*	24,886	562,958
Altice NV, Class B*	6,670	150,850
ASML Holding NV	23,491	3,117,489
Boskalis Westminster	4,959	171,008
EXOR NV	7,025	363,322
Gemalto NV	5,393	301,355
Heineken Holding NV	6,478	515,333
Heineken NV	43,992	3,745,067
ING Groep NV	243,337	3,678,417
Koninklijke Ahold Delhaize NV*	79,746	1,706,565
Koninklijke DSM NV	11,003	744,307

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke KPN NV	227,127	$684,010
Koninklijke Philips NV	228,328	7,339,075
Koninklijke Vopak NV	4,370	190,556
NN Group NV	82,725	2,690,333
NXP Semiconductors NV*	18,716	1,937,106
Randstad Holding NV	6,670	384,952
Royal Dutch Shell plc (London Stock Exchange), Class A	276,942	7,272,714
Royal Dutch Shell plc, Class B	235,548	6,446,854
Royal Dutch Shell plc (Amsterdam Stock Exchange), Class A	224,829	5,903,848
Wolters Kluwer NV	19,870	825,953

		58,164,349

New Zealand (0.1%)
Auckland International Airport Ltd.	58,123	275,431
Contact Energy Ltd.	56,200	199,345
Fletcher Building Ltd.	49,712	289,936
Mercury NZ Ltd.	46,716	103,156
Meridian Energy Ltd.	59,569	116,922
Ryman Healthcare Ltd.	17,319	102,103
Spark New Zealand Ltd.	119,348	292,820

		1,379,713

Norway (0.9%)
DNB ASA	320,569	5,081,345
Gjensidige Forsikring ASA	12,053	183,612
Marine Harvest ASA*	24,506	373,604
Norsk Hydro ASA	536,540	3,115,684
Orkla ASA	53,227	476,713
Schibsted ASA, Class A	3,133	80,640
Schibsted ASA, Class B	7,552	172,832
Statoil ASA	70,202	1,199,440
Statoil ASA (ADR)	135,217	2,323,028
Telenor ASA	45,792	762,116
Yara International ASA	11,249	433,127

		14,202,141

Peru (0.1%)
Credicorp Ltd.	8,147	1,330,405

Portugal (0.1%)
EDP - Energias de Portugal SA	151,049	511,617
Galp Energia SGPS SA	27,345	414,967
Jeronimo Martins SGPS SA	17,817	318,750

		1,245,334

Singapore (1.1%)
Ascendas REIT (REIT)	134,766	242,778
CapitaLand Commercial Trust (REIT)	142,200	157,057
CapitaLand Ltd.	164,602	427,140
CapitaLand Mall Trust (REIT)	171,267	241,195
City Developments Ltd.	16,680	121,626
ComfortDelGro Corp. Ltd.	138,950	254,289
DBS Group Holdings Ltd.	661,360	9,172,094
Genting Singapore plc	366,738	267,415
Global Logistic Properties Ltd.	173,800	345,401
Golden Agri-Resources Ltd.	271,013	74,590
Jardine Cycle & Carriage Ltd.	5,976	187,374
Keppel Corp. Ltd.	90,485	448,916
Oversea-Chinese Banking Corp. Ltd.	190,452	1,323,368
SATS Ltd.	43,300	151,056
Sembcorp Industries Ltd.	70,812	160,977
Singapore Airlines Ltd.	35,982	259,026
Singapore Exchange Ltd.	55,302	304,411
Singapore Press Holdings Ltd.	101,323	257,137
Singapore Technologies Engineering Ltd.	88,919	237,100
Singapore Telecommunications Ltd.	497,319	1,393,638
StarHub Ltd.	45,724	94,138
Suntec REIT (REIT)(x)	169,000	216,256
United Overseas Bank Ltd.	81,360	1,285,963
UOL Group Ltd.	31,544	157,173
Wilmar International Ltd.	123,455	311,539

		18,091,657

South Africa (0.1%)
Investec plc	39,659	270,307
Mediclinic International plc(x)	23,791	212,231
Mondi plc	23,626	570,412

		1,052,950

South Korea (0.7%)
Hyundai Mobis Co. Ltd.	10,897	2,343,493
NAVER Corp.	1,161	887,646
Samsung Electronics Co. Ltd.	3,922	7,224,645

		10,455,784

Spain (2.5%)
Abertis Infraestructuras SA	161,500	2,601,552
ACS Actividades de Construccion y Servicios SA	11,980	407,626
Aena SA§	3,982	629,978
Amadeus IT Group SA	183,172	9,293,599
Banco Bilbao Vizcaya Argentaria SA	411,202	3,189,133
Banco de Sabadell SA	343,818	630,137
Banco Popular Espanol SA(x)*	218,494	212,111
Banco Santander SA	1,345,982	8,249,209
Bankia SA	281,978	320,668
Bankinter SA	47,809	401,442
CaixaBank SA	211,060	907,165
Distribuidora Internacional de Alimentacion SA	40,780	235,836
Enagas SA	14,109	366,504
Endesa SA	20,268	476,330
Ferrovial SA	29,262	585,625
Gas Natural SDG SA	20,367	446,283
Grifols SA	17,024	417,526
Iberdrola SA	344,315	2,462,849
Industria de Diseno Textil SA	69,565	2,451,963
Mapfre SA	75,130	257,678
Red Electrica Corp. SA	29,200	560,710
Repsol SA	71,145	1,098,616
Telefonica SA	290,404	3,248,284
Zardoya Otis SA	10,730	99,129

		39,549,953

Sweden (1.8%)
Alfa Laval AB	19,807	373,786
Assa Abloy AB, Class B	138,442	2,847,434
Atlas Copco AB, Class A	41,464	1,463,629
Atlas Copco AB, Class B	23,320	741,189
Boliden AB	17,544	522,758
Electrolux AB(x)	15,841	440,369
Getinge AB, Class B(x)	143,107	2,510,579
Hennes & Mauritz AB, Class B	59,798	1,528,209
Hexagon AB, Class B	15,357	616,978
Husqvarna AB, Class B	28,238	247,852
ICA Gruppen AB(x)	5,497	187,596
Industrivarden AB, Class C	11,429	247,568
Investor AB, Class B	28,513	1,200,259
Kinnevik AB, Class B*	15,095	402,616
L E Lundbergforetagen AB, Class B	2,437	165,220
Lundin Petroleum AB*	12,949	262,718
Nordea Bank AB	192,477	2,197,429
Sandvik AB	68,554	1,024,410
Securitas AB, Class B	19,518	304,947
Skandinaviska Enskilda Banken AB, Class A(x)	93,611	1,041,556
Skanska AB, Class B(x)	22,368	526,708
SKF AB, Class B(x)	26,035	515,142
Svenska Cellulosa AB SCA, Class B	37,097	1,196,457
Svenska Handelsbanken AB, Class A(x)	92,779	1,272,512

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Swedbank AB, Class A(x)	56,344	$1,305,376
Swedish Match AB	12,513	407,062
Tele2 AB, Class B	18,285	174,572
Telefonaktiebolaget LM Ericsson, Class B(x)	394,278	2,631,263
Telefonaktiebolaget LM Ericsson (ADR)	185,796	1,233,685
Telia Co. AB	172,377	723,123
Volvo AB, Class B	94,019	1,388,149

		29,701,151

Switzerland (7.7%)
ABB Ltd. (Registered)*	117,282	2,743,391
Actelion Ltd.*	6,220	1,752,393
Adecco Group AG (Registered)	10,090	716,721
Aryzta AG*	6,186	198,552
Baloise Holding AG (Registered)	3,223	443,076
Barry Callebaut AG (Registered)*	158	206,481
Chocoladefabriken Lindt & Spruengli AG	64	362,921
Chocoladefabriken Lindt & Sprungli AG (Registered)	5	332,077
Cie Financiere Richemont SA (Registered)	55,146	4,360,369
Coca-Cola HBC AG*	12,200	315,032
Credit Suisse Group AG (Registered)*	440,339	6,550,243
Credit Suisse Group AG (ADR)*	140,568	2,086,029
Dufry AG (Registered)*	3,012	458,874
EMS-Chemie Holding AG (Registered)	574	334,377
Galenica AG (Registered)	256	269,891
Geberit AG (Registered)	2,350	1,013,058
Givaudan SA (Registered)	564	1,015,780
Glencore plc*	759,738	2,980,799
Julius Baer Group Ltd.*	126,796	6,329,357
Kuehne + Nagel International AG (Registered)	3,452	487,653
LafargeHolcim Ltd. (Registered)*	28,313	1,673,368
Lonza Group AG (Registered)*	3,515	664,644
Nestle SA (Registered)	321,221	24,645,169
Novartis AG (Registered)	193,453	14,359,537
Novartis AG (ADR)	51,874	3,852,682
Pargesa Holding SA	1,595	112,740
Partners Group Holding AG	1,001	538,151
Roche Holding AG	84,807	21,657,895
Schindler Holding AG	2,611	505,178
Schindler Holding AG (Registered)	1,257	238,311
SGS SA (Registered)	352	750,985
Sika AG	308	1,848,031
Sonova Holding AG (Registered)	10,956	1,519,282
STMicroelectronics NV	39,871	609,518
Swatch Group AG (The)	1,820	651,759
Swatch Group AG (The) (Registered)	3,496	243,619
Swiss Life Holding AG (Registered)*	2,064	665,986
Swiss Prime Site AG (Registered)*	4,460	392,501
Swiss Re AG	20,553	1,845,697
Swisscom AG (Registered)(x)	1,544	712,307
Syngenta AG (Registered)	5,742	2,534,356
UBS Group AG (Registered)	423,627	6,779,555
Wolseley plc	42,519	2,674,257
Zurich Insurance Group AG*	9,603	2,563,612

		124,996,214

Taiwan (0.9%)
Advanced Semiconductor Engineering, Inc. (ADR)(x)	463,320	3,002,314
Hon Hai Precision Industry Co. Ltd.	1,092,800	3,277,410
MediaTek, Inc.	104,000	736,920
Taiwan Semiconductor Manufacturing Co. Ltd.	432,000	2,690,879
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	144,868	4,757,465

		14,464,988

Turkey (0.1%)
Akbank TAS	791,782	1,858,301

United Kingdom (11.8%)
3i Group plc	64,124	602,156
Aberdeen Asset Management plc	61,799	204,952
Admiral Group plc	14,483	360,919
Anglo American plc*	144,801	2,212,431
Ashtead Group plc	138,314	2,864,543
Associated British Foods plc	21,391	698,428
AstraZeneca plc	133,630	8,224,754
Auto Trader Group plc§	54,055	265,687
Aviva plc	255,978	1,706,203
Babcock International Group plc	17,877	197,551
BAE Systems plc	197,530	1,590,093
Barclays plc	2,605,467	7,348,141
Barratt Developments plc	63,431	434,318
Berkeley Group Holdings plc	8,072	324,337
BP plc	1,181,288	6,771,903
British American Tobacco plc	117,245	7,785,502
British Land Co. plc (The) (REIT)	64,227	490,867
BT Group plc	524,241	2,090,006
Bunzl plc	22,387	650,729
Burberry Group plc	96,608	2,086,732
Capita plc	44,484	314,618
Centrica plc	354,188	962,964
CNH Industrial NV	61,061	588,865
Cobham plc	112,402	187,302
Coca-Cola European Partners plc	14,516	542,773
Compass Group plc	225,127	4,247,848
Croda International plc	36,683	1,638,019
DCC plc	5,924	521,408
Diageo plc	439,085	12,562,209
Direct Line Insurance Group plc	88,920	387,031
Dixons Carphone plc	52,455	208,730
easyJet plc	10,806	138,909
Experian plc	118,476	2,416,580
Fiat Chrysler Automobiles NV*	60,491	661,451
G4S plc	100,720	384,003
GKN plc	101,770	463,235
GlaxoSmithKline plc	306,569	6,374,144
Hammerson plc (REIT)	50,072	358,218
Hargreaves Lansdown plc	17,029	277,577
HSBC Holdings plc	1,895,774	15,460,276
IMI plc	19,355	289,301
Imperial Brands plc	132,826	6,435,372
Inmarsat plc	31,878	339,689
InterContinental Hotels Group plc	38,051	1,863,104
International Consolidated Airlines Group SA	60,454	399,852
Intertek Group plc	46,971	2,315,158
Intu Properties plc (REIT)	55,546	194,305
ITV plc	1,256,710	3,446,650
J Sainsbury plc	82,144	272,013
Johnson Matthey plc	12,749	491,975
Kingfisher plc	137,042	559,913
Land Securities Group plc (REIT)	48,930	649,214
Legal & General Group plc	385,555	1,194,612
Lloyds Banking Group plc	4,019,732	3,340,089
London Stock Exchange Group plc	20,595	818,228
Marks & Spencer Group plc	104,596	441,633
Meggitt plc	51,019	284,643
Merlin Entertainments plc§	47,869	287,640

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
National Grid plc	233,692	$2,967,454
Next plc	7,798	422,069
Old Mutual plc	293,860	738,563
Pagegroup plc	581,246	3,116,152
Pearson plc	54,075	462,398
Persimmon plc*	18,201	477,517
Petrofac Ltd.	18,716	215,499
Provident Financial plc	9,509	357,057
Prudential plc	317,701	6,711,082
Reckitt Benckiser Group plc	77,988	7,119,235
RELX NV	60,965	1,129,050
RELX plc	68,142	1,335,267
Rio Tinto Ltd.	27,417	1,266,431
Rio Tinto plc	77,331	3,109,621
Rio Tinto plc (ADR)(x)	58,206	2,367,820
Rolls-Royce Holdings plc*	279,029	2,635,950
Royal Bank of Scotland Group plc*	209,401	635,170
Royal Mail plc	56,509	300,901
RSA Insurance Group plc	64,514	474,066
Sage Group plc (The)	62,023	489,953
Schroders plc	8,642	328,075
Segro plc (REIT)	60,070	343,344
Severn Trent plc	15,318	457,152
Sky plc	61,455	751,490
Smith & Nephew plc	138,125	2,104,371
Smiths Group plc	22,700	460,457
SSE plc	63,221	1,169,134
St James’s Place plc	33,464	445,265
Standard Chartered plc*	208,082	1,989,186
Standard Life plc	131,365	583,791
Tate & Lyle plc	29,757	285,025
Taylor Wimpey plc	220,203	532,748
Tesco plc*	502,812	1,169,230
Travis Perkins plc	17,649	334,782
Unilever NV (CVA)	102,445	5,089,557
Unilever plc	80,670	3,981,709
United Utilities Group plc	45,458	565,841
Vodafone Group plc	1,673,347	4,362,892
Weir Group plc (The)	14,103	338,727
Whitbread plc	48,202	2,390,327
William Hill plc	54,466	198,443
Wm Morrison Supermarkets plc	126,652	380,838
Worldpay Group plc§	827,632	3,063,121
WPP plc	212,869	4,672,647

		191,559,210

United States (2.6%)
Accenture plc, Class A	35,155	4,214,382
Carnival Corp.	71,897	4,235,452
Carnival plc	11,169	640,629
Core Laboratories NV	33,161	3,830,759
Everest Re Group Ltd.	15,030	3,514,164
ICON plc*	69,926	5,574,501
Invesco Ltd.	50,900	1,559,067
Mettler-Toledo International, Inc.*	5,996	2,871,544
Mobileye NV*	11,262	691,487
QIAGEN NV*	51,981	1,508,885
Shire plc	211,808	12,369,093
Taro Pharmaceutical Industries Ltd.(x)*	973	113,471
Yum China Holdings, Inc.*	20,394	554,717

		41,678,151

Total Common Stocks (80.0%) (Cost $1,042,802,116)		1,293,844,193

EXCHANGE TRADED FUNDS:
Deutsche X-trackers MSCI Japan Hedged Equity Fund(x)	85,050	3,190,226
iShares China Large-Cap Fund(x)	147,610	5,681,509
iShares Core MSCI EAFE Fund(x)	152,000	8,808,400
iShares Core MSCI Emerging Markets Fund	35,400	1,691,766
iShares Currency Hedged MSCI Japan Fund(x)	197,850	5,545,736
iShares Latin America 40 Fund(x)	39,047	1,238,180
iShares MSCI Australia Fund(x)	50,415	1,139,883
iShares MSCI Austria Capped Fund(x)	140,837	2,559,008
iShares MSCI Belgium Capped Fund(x)	77,097	1,446,340
iShares MSCI BRIC Fund(x)	9,916	360,149
iShares MSCI Canada Fund	26,158	703,127
iShares MSCI EAFE Fund	476,266	29,666,609
iShares MSCI EAFE Small-Cap Fund(x)	20,700	1,120,698
iShares MSCI France Fund(x)	183,167	4,855,757
iShares MSCI Germany Fund(x)	343,410	9,873,038
iShares MSCI Hong Kong Fund(x)	10,677	237,563
iShares MSCI Indonesia Fund(x)	15,600	402,324
iShares MSCI Ireland Capped Fund(x)	21,700	869,302
iShares MSCI Israel Capped Fund(x)	31,500	1,614,375
iShares MSCI Italy Capped Fund(x)	300,224	7,727,766
iShares MSCI Japan Fund	204,770	10,545,655
iShares MSCI Malaysia Fund(x)	6,164	187,879
iShares MSCI Mexico Capped Fund(x)	5,448	278,774
iShares MSCI Netherlands Fund(x)	54,093	1,450,233
iShares MSCI New Zealand Capped Fund(x)	30,700	1,296,154
iShares MSCI Norway Capped Fund(x)	23,200	509,240
iShares MSCI Pacific ex Japan Fund(x)	63,692	2,846,395
iShares MSCI Poland Capped Fund(x)	12,000	258,960
iShares MSCI Singapore Capped Fund(x)	51,963	1,185,276
iShares MSCI South Korea Capped Fund(x)	6,000	371,220
iShares MSCI Spain Capped Fund(x)	149,721	4,553,016
iShares MSCI Sweden Capped Fund(x)	12,403	391,563
iShares MSCI Switzerland Capped Fund(x)	13,900	444,522
iShares MSCI Thailand Capped Fund(x)	3,868	301,665
iShares MSCI Turkey Fund(x)	8,084	289,407
iShares MSCI United Kingdom Fund	33,200	1,080,660
SPDR EURO STOXX 50 Fund(x)	19,964	725,691
SPDR S&P Emerging Asia Pacific Fund	33,879	2,915,627
Vanguard FTSE Developed Markets Fund(x)	190,900	7,502,370
Vanguard FTSE Emerging Markets Fund	159,000	6,315,480
Vanguard FTSE Europe Fund(x)	672,800	34,696,296
Vanguard FTSE Pacific Fund(x)	46,100	2,917,208
WisdomTree Japan Hedged Equity Fund	67,600	3,421,912

Total Exchange Traded Funds (10.7%) (Cost $151,560,440)		173,216,959

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Germany (0.0%)
Deutsche Bank AG, expiring 4/6/17* (Cost $—)	86,713	$207,212

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	7,774,227	7,776,559

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.4%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $7,000,461, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $7,140,005.(xx)	$7,000,000	7,000,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $9,000,660, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $9,180,001.(xx)	9,000,000	9,000,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $3,000,273, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $3,060,007.(xx)	3,000,000	3,000,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $15,001,625, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $16,469,798.(xx)	15,000,000	15,000,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $5,000,396, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $5,100,010.(xx)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $106,497, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $108,619.(xx)	106,490	106,490
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $3,400,306, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $3,470,094.(xx)	3,400,000	3,400,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $5,400,374, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $5,511,326.(xx)	5,400,000	5,400,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $1,500,106, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $1,530,109.(xx)	1,500,000	1,500,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $8,000,862, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $8,161,319.(xx)	8,000,000	8,000,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $8,001,307, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $8,161,110.(xx)	8,000,000	8,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $11,000,898, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $11,220,916.(xx)	11,000,000	11,000,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $4,100,260, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $4,182,004.(xx)	4,100,000	4,100,000

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $7,001,103, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $7,140,003.(xx)	$7,000,000	$7,000,000

Total Repurchase Agreements		87,506,490

Total Short-Term Investments (5.9%) (Cost $95,282,364)		95,283,049

Total Investments (96.6%) (Cost $1,289,644,920)		1,562,551,413
Other Assets Less Liabilities (3.4%)		55,015,172

Net Assets (100%)		$1,617,566,585

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $9,521,117 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $93,842,841. This was secured by cash collateral of $87,506,490 which was subsequently invested in joint repurchase agreements with a total value of $87,506,490, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $9,247,284 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/13/17-5/15/46.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$167,346,926	10.3%
Consumer Staples	152,203,209	9.4
Energy	60,038,916	3.7
Exchange Traded Funds	173,216,959	10.7
Financials	278,117,635	17.2
Health Care	149,657,394	9.3
Industrials	176,475,339	10.9
Information Technology	109,604,600	6.8
Investment Company	7,776,559	0.5
Materials	98,383,540	6.1
Real Estate	32,557,131	2.0
Repurchase Agreements	87,506,490	5.4
Telecommunication Services	41,962,077	2.6
Utilities	27,704,638	1.7
Cash and Other	55,015,172	3.4

		100.0%

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
AXA SA	$3,137,949	$—	$62,786	$3,133,724	$—	$14,671

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	1,550	June-17	$55,461,721	$56,650,280	$1,188,559
FTSE 100 Index	390	June-17	35,506,843	35,550,348	43,505
SPI 200 Index	129	June-17	14,152,113	14,408,886	256,773
TOPIX Index	257	June-17	35,582,099	34,915,342	(666,757)

					$822,080

At March 31, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/16/17	Bank of America	1,487	$1,134,727	$1,123,083	$11,644
British Pound vs. U.S. Dollar, expiring 6/16/17	Royal Bank of Canada	2,504	3,142,914	3,044,479	98,435
Canadian Dollar vs. U.S. Dollar, expiring 4/5/17	Brown Brothers Harriman & Co.	74	55,648	55,618	30
European Union Euro vs. U.S. Dollar, expiring 6/16/17	State Street Bank & Trust	4,644	4,971,676	4,960,454	11,222
Japanese Yen vs. U.S. Dollar, expiring 4/27/17	Standard Chartered Bank	66,980	602,189	587,714	14,475
Japanese Yen vs. U.S. Dollar, expiring 6/16/17	State Street Bank & Trust	281,400	2,534,926	2,457,662	77,264

					$213,070

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 4/5/17	Brown Brothers Harriman & Co.	128	$96,321	$96,340	$(19)

					$213,051

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$7,451,842	$159,895,084	$—	$167,346,926
Consumer Staples	993,324	151,209,885	—	152,203,209
Energy	7,421,747	52,617,169	—	60,038,916
Financials	26,801,698	251,108,725	—	277,910,423
Health Care	15,950,538	133,706,856	—	149,657,394
Industrials	7,359,155	169,116,184	—	176,475,339
Information Technology	24,849,492	84,755,108	—	109,604,600
Materials	3,832,569	94,550,971	—	98,383,540
Real Estate	557,052	32,000,079	—	32,557,131
Telecommunication Services	1,581,086	40,380,991	—	41,962,077
Utilities	—	27,704,638	—	27,704,638
Exchange Traded Funds
Exchange Traded Funds	173,216,959	—	—	173,216,959
Forward Currency Contracts	—	213,070	—	213,070
Futures	1,488,837	—	—	1,488,837
Rights
Financials	—	207,212	—	207,212
Short-Term Investments
Investment Companies	7,776,559	—	—	7,776,559
Repurchase Agreements	—	87,506,490	—	87,506,490

Total Assets	$279,280,858	$1,284,972,462	$—	$1,564,253,320

Liabilities:
Forward Currency Contracts	$—	$(19)	$—	$(19)
Futures	(666,757)	—	—	(666,757)

Total Liabilities	$(666,757)	$(19)	$—	$(666,776)

Total	$278,614,101	$1,284,972,443	$—	$1,563,586,544

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$326,295,330
Aggregate gross unrealized depreciation	(90,449,995)

Net unrealized appreciation	$235,845,335

Federal income tax cost of investments	$1,326,706,078

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.3%)
Abacus Property Group (REIT)	1	$2
Adelaide Brighton Ltd.	19,241	83,497
AGL Energy Ltd.	37,964	764,849
ALS Ltd.	35,278	165,488
Alumina Ltd.(x)	140,781	192,526
Amcor Ltd.(x)	61,702	709,933
AMP Ltd.	157,373	622,807
Ansell Ltd.	7,597	139,705
APA Group	63,548	435,014
APN News & Media Ltd.	8,169	17,350
ARB Corp. Ltd.(x)	3,357	37,753
Ardent Leisure Group(x)	20,240	28,298
Aristocrat Leisure Ltd.	35,318	484,884
Asaleo Care Ltd.	11,662	15,681
ASX Ltd.	10,768	415,286
Aurizon Holdings Ltd.	115,486	463,214
AusNet Services	81,811	105,319
Australia & New Zealand Banking Group Ltd.	152,958	3,718,482
Automotive Holdings Group Ltd.	903	2,842
Aveo Group(x)	16,815	41,238
Bank of Queensland Ltd.	12,653	117,549
Beach Energy Ltd.	53,100	32,455
Bendigo & Adelaide Bank Ltd.	19,828	183,904
BHP Billiton Ltd.	157,700	2,896,406
BHP Billiton plc	140,703	2,175,379
BlueScope Steel Ltd.	30,228	283,135
Boral Ltd.	63,074	281,421
Brambles Ltd.	83,287	594,952
Breville Group Ltd.	5,221	41,205
BWP Trust (REIT)	26,350	57,375
Caltex Australia Ltd.	13,528	304,791
carsales.com Ltd.	14,419	122,940
Challenger Ltd.	36,965	354,428
Charter Hall Group (REIT)(x)	16,050	67,687
Charter Hall Retail REIT (REIT)	14,347	47,571
CIMIC Group Ltd.	5,015	137,664
Cleanaway Waste Management Ltd.	114,822	105,269
Coca-Cola Amatil Ltd.	20,368	168,372
Cochlear Ltd.	3,590	370,903
Commonwealth Bank of Australia	90,597	5,946,355
Computershare Ltd.(x)	32,745	351,742
Corporate Travel Management Ltd.	3,875	59,299
Cromwell Property Group (REIT)	12,599	9,192
Crown Resorts Ltd.	24,532	221,348
CSL Ltd.	24,716	2,366,609
CSR Ltd.	34,360	118,392
Dexus Property Group (REIT)	48,336	360,793
Domino’s Pizza Enterprises Ltd.(x)	3,712	164,826
Downer EDI Ltd.	28,209	124,784
Downer EDI Ltd.*†	11,284	49,915
DUET Group	93,996	200,358
DuluxGroup Ltd.	16,116	80,401
Estia Health Ltd.	7,359	17,373
Evolution Mining Ltd.	75,322	120,847
Fairfax Media Ltd.	153,337	120,078
FlexiGroup Ltd.	8,527	15,049
Flight Centre Travel Group Ltd.	3,640	80,314
Fortescue Metals Group Ltd.(x)	85,182	405,442
G8 Education Ltd.	27,893	86,946
Genworth Mortgage Insurance Australia Ltd.	2,036	4,884
Goodman Group (REIT)	92,754	548,488
GPT Group (The) (REIT)	90,714	356,923
GrainCorp Ltd., Class A	7,979	55,412
Greencross Ltd.	7,100	39,056
GUD Holdings Ltd.	4,390	39,711
GWA Group Ltd.	18,054	40,000
Harvey Norman Holdings Ltd.(x)	29,571	102,343
Healthscope Ltd.	61,077	105,925
Iluka Resources Ltd.	22,492	130,941
Incitec Pivot Ltd.(x)	90,163	259,006
Independence Group NL	24,767	67,741
Insurance Australia Group Ltd.	133,706	618,016
Investa Office Fund (REIT)	33,254	120,679
InvoCare Ltd.	6,750	72,920
IOOF Holdings Ltd.(x)	16,411	106,949
IRESS Ltd.	6,640	59,404
Japara Healthcare Ltd.(x)	16,654	25,575
JB Hi-Fi Ltd.	5,712	107,790
LendLease Group	33,990	404,587
Macquarie Atlas Roads Group	34,650	135,540
Macquarie Group Ltd.	18,078	1,245,806
Magellan Financial Group Ltd.	9,442	170,459
Mayne Pharma Group Ltd.*	66,947	72,885
McMillan Shakespeare Ltd.	2,381	24,048
Medibank Pvt Ltd.	140,926	303,622
Metcash Ltd.*	53,616	101,178
Mineral Resources Ltd.	9,297	76,356
Mirvac Group (REIT)	198,373	331,910
Monadelphous Group Ltd.	4,750	44,746
Myer Holdings Ltd.(x)	40,779	37,854
National Australia Bank Ltd.	140,743	3,584,972
Navitas Ltd.	20,680	69,992
Newcrest Mining Ltd.(x)	43,292	736,582
Nine Entertainment Co. Holdings Ltd.	43,128	41,352
Northern Star Resources Ltd.	38,712	120,078
Nufarm Ltd.	11,910	88,263
Oil Search Ltd.	61,664	340,144
Orica Ltd.	20,575	276,660
Origin Energy Ltd.*	93,384	502,985
Orora Ltd.	83,338	188,464
OZ Minerals Ltd.	18,845	112,733
Pact Group Holdings Ltd.	11,437	61,165
Perpetual Ltd.	2,833	112,874
Platinum Asset Management Ltd.	15,920	62,396
Premier Investments Ltd.	5,965	65,260
Primary Health Care Ltd.(x)	27,634	75,371
Qantas Airways Ltd.	119,737	355,854
QBE Insurance Group Ltd.	76,287	751,271
Qube Holdings Ltd.	31,841	62,276
Ramsay Health Care Ltd.(x)	8,303	443,347
REA Group Ltd.	3,878	175,782
Regis Healthcare Ltd.(x)	8,255	28,191
Regis Resources Ltd.	24,410	61,542
Retail Food Group Ltd.	7,021	28,590
Sandfire Resources NL	5,890	28,710
Santos Ltd.*	89,919	261,053
Scentre Group (REIT)	274,589	899,982
SEEK Ltd.	22,102	268,824
Seven Group Holdings Ltd.	6,490	53,104
Seven West Media Ltd.	103,318	61,964
Shopping Centres Australasia Property Group (REIT)	15,034	25,729
Sigma Pharmaceuticals Ltd.	76,540	75,435
Sirtex Medical Ltd.	3,230	44,172
Sonic Healthcare Ltd.	23,019	389,014
South32 Ltd.	272,984	575,625
Southern Cross Media Group Ltd.	37,539	40,152
Spark Infrastructure Group	92,555	167,587
Spotless Group Holdings Ltd.	43,610	36,150
Star Entertainment Grp Ltd. (The)	52,781	220,576

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Steadfast Group Ltd.	38,427	$74,570
Stockland (REIT)	124,591	441,670
Suncorp Group Ltd.	64,735	653,334
Super Retail Group Ltd.	5,904	46,234
Sydney Airport	127,761	660,816
Syrah Resources Ltd.*	12,091	26,142
Tabcorp Holdings Ltd.	50,814	184,404
Tatts Group Ltd.	76,382	258,516
Technology One Ltd.	11,605	45,484
Telstra Corp. Ltd.	621,141	2,211,411
TPG Telecom Ltd.(x)	22,358	119,058
Transurban Group	119,530	1,065,715
Treasury Wine Estates Ltd.	43,498	406,433
Vicinity Centres (REIT)	188,468	407,490
VIRGIN AUST*†	96,120	—
Virtus Health Ltd.	4,442	19,616
Vocus Group Ltd.(x)	29,370	96,935
Wesfarmers Ltd.	58,035	1,998,347
Western Areas Ltd.*	22,353	39,449
Westfield Corp. (REIT)	94,272	639,571
Westpac Banking Corp.	176,190	4,719,397
Whitehaven Coal Ltd.*	29,544	67,489
Woodside Petroleum Ltd.	36,592	896,838
Woolworths Ltd.	65,771	1,331,600
WorleyParsons Ltd.(x)*	12,984	109,217

		61,512,348

Austria (0.2%)
Erste Group Bank AG*	50,119	1,632,079

Belgium (1.4%)
Anheuser-Busch InBev SA/NV	128,083	14,060,147

Brazil (0.1%)
Ambev SA (Preference)(q)	66,100	383,855
Ambev SA (ADR)	66,109	380,788

		764,643

Canada (0.2%)
Barrick Gold Corp.	87,914	1,669,487

Chile (0.0%)
Antofagasta plc	28,783	300,939

China (0.6%)
Alibaba Group Holding Ltd. (ADR)*	56,962	6,142,212

Colombia (1.2%)
Bancolombia SA (ADR)	91,166	3,634,788
Cementos Argos SA	620,896	2,557,030
Grupo Argos SA	325,165	2,289,178
Grupo Argos SA (Preference)(q)	92,635	619,934
Grupo Aval Acciones y Valores SA (ADR)	106,020	866,183
Grupo de Inversiones Suramericana SA	153,917	2,092,215

		12,059,328

Denmark (0.6%)
Novo Nordisk A/S, Class B	173,511	5,959,029

Finland (0.3%)
Nokia OYJ	593,087	3,182,507

France (13.6%)
Air Liquide SA	38,598	4,409,987
Airbus SE	57,882	4,404,522
AXA SA‡	204,151	5,282,455
BNP Paribas SA	111,964	7,456,839
Cie de Saint-Gobain	51,389	2,638,846
Cie Generale des Etablissements Michelin	47,096	5,720,053
Danone SA	61,803	4,203,789
Engie SA	167,411	2,371,729
Essilor International SA	73,973	8,988,350
Hermes International	1,148	543,883
JCDecaux SA(x)	59,315	2,087,516
L’Oreal SA	54,520	10,477,873
LVMH Moet Hennessy Louis Vuitton SE	28,057	6,161,339
Orange SA	199,828	3,104,916
Pernod Ricard SA	46,111	5,455,306
Safran SA	36,454	2,723,405
Sanofi	116,737	10,538,154
Schneider Electric SE	126,901	9,290,991
Societe Generale SA	81,291	4,123,595
TOTAL SA	249,887	12,639,865
Unibail-Rodamco SE (REIT)(x)	33,623	7,858,901
Vinci SA(x)	55,906	4,431,291
Vivendi SA(x)	413,058	8,030,851

		132,944,456

Germany (11.4%)
adidas AG	15,000	2,853,157
Allianz SE (Registered)	72,919	13,508,232
BASF SE	90,901	9,010,748
Bayer AG (Registered)	142,368	16,410,438
Bayerische Motoren Werke AG	32,051	2,923,758
Daimler AG (Registered)(x)	99,261	7,327,701
Deutsche Bank AG (Registered)(x)*	138,734	2,390,223
Deutsche Boerse AG*	13,798	1,264,779
Deutsche Post AG (Registered)	100,021	3,425,681
Deutsche Telekom AG (Registered)	321,647	5,635,960
E.ON SE	202,389	1,608,735
Fresenius SE & Co. KGaA	98,736	7,934,627
Linde AG	29,372	4,891,245
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	15,620	3,056,070
SAP SE	151,410	14,856,995
Siemens AG (Registered)	84,491	11,573,334
TUI AG	28,009	388,123
Volkswagen AG (Preference)(q)	17,769	2,589,385

		111,649,191

Ireland (0.5%)
CRH plc	128,343	4,523,951
James Hardie Industries plc (CDI)	24,166	379,780

		4,903,731

Israel (0.4%)
Teva Pharmaceutical Industries Ltd. (ADR)	117,380	3,766,724

Italy (1.2%)
Enel SpA	675,971	3,183,050
Eni SpA	261,080	4,275,284
Intesa Sanpaolo SpA	1,484,718	4,032,602

		11,490,936

Japan (18.0%)
77 Bank Ltd. (The)	1,000	4,329
A&A Material Corp.	2,000	2,299
A&D Co. Ltd.	1,200	4,861
ABC-Mart, Inc.	500	29,237
Accretive Co. Ltd.	1,000	3,368
Achilles Corp.	1,000	15,108
Acom Co. Ltd.*	24,100	96,331
Adastria Co. Ltd.	2,060	51,310
ADEKA Corp.	5,100	74,303
Advan Co. Ltd.	1,400	15,141
Advanex, Inc.	200	2,671
Advantest Corp.	5,600	104,626

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Aeon Co. Ltd.	31,999	$467,065
Aeon Delight Co. Ltd.	1,400	43,950
Aeon Fantasy Co. Ltd.	400	10,384
AEON Financial Service Co. Ltd.	4,900	92,296
Aeon Hokkaido Corp.	900	4,899
Aeon Mall Co. Ltd.	5,960	93,793
AGORA Hospitality Group Co. Ltd.*	5,000	1,617
Ai Holdings Corp.(x)	2,100	49,892
Aica Kogyo Co. Ltd.	3,700	97,444
Aichi Bank Ltd. (The)	400	22,240
Aichi Corp.	2,100	16,147
Aichi Steel Corp.	600	23,875
Aichi Tokei Denki Co. Ltd.	100	3,373
Aida Engineering Ltd.	3,300	29,286
Aiful Corp.(x)*	20,300	59,625
Aigan Co. Ltd.	900	1,609
Ain Holdings, Inc.*	1,000	67,457
Aiphone Co. Ltd.	800	12,935
Air Water, Inc.	6,000	110,590
Airport Facilities Co. Ltd.	1,200	6,068
Airtech Japan Ltd.	300	2,156
Aisan Industry Co. Ltd.	1,500	12,625
Aisin Seiki Co. Ltd.	7,748	380,684
Ajinomoto Co., Inc.	14,000	276,215
Akebono Brake Industry Co. Ltd.*	5,700	17,817
Akita Bank Ltd. (The)	8,000	24,935
Alconix Corp.	400	6,622
Alfresa Holdings Corp.	8,000	138,615
Alpen Co. Ltd.	700	12,167
Alpha Corp.	300	5,389
Alpha Systems, Inc.	360	6,338
Alpine Electronics, Inc.	2,400	34,514
Alps Electric Co. Ltd.	7,200	204,042
Altech Co. Ltd.	500	975
Altech Corp.	500	16,191
Amada Holdings Co. Ltd.	13,000	148,415
Amano Corp.	3,400	67,890
Amuse, Inc.	600	13,425
ANA Holdings, Inc.	99,000	302,167
Anest Iwata Corp.	2,000	18,216
Anritsu Corp.	5,000	37,815
AOI TYO Holdings, Inc.*	500	3,764
AOKI Holdings, Inc.	2,200	25,472
Aomori Bank Ltd. (The)	9,000	30,881
Aoyama Trading Co. Ltd.	1,600	54,900
Aozora Bank Ltd.	39,000	143,627
Arakawa Chemical Industries Ltd.	1,000	18,306
Araya Industrial Co. Ltd.	2,000	3,916
Arcland Sakamoto Co. Ltd.	1,400	16,826
Arcs Co. Ltd.	1,500	35,880
Argo Graphics, Inc.	400	8,382
Ariake Japan Co. Ltd.	1,100	69,263
Arisawa Manufacturing Co. Ltd.	2,000	14,048
Arrk Corp.*	4,200	3,848
As One Corp.	800	34,636
Asahi Co. Ltd.	500	5,830
Asahi Diamond Industrial Co. Ltd.	4,000	29,318
Asahi Glass Co. Ltd.	24,000	194,449
Asahi Group Holdings Ltd.	13,300	502,707
Asahi Kasei Corp.	51,000	494,745
Asahi Kogyosha Co. Ltd.	200	5,686
Asahi Net, Inc.	1,000	4,446
ASAHI YUKIZAI Corp.	4,000	8,407
Asanuma Corp.	4,000	11,497
Asatsu-DK, Inc.	2,000	50,714
Ashimori Industry Co. Ltd.	3,000	4,285
Asics Corp.	7,500	120,453
ASKA Pharmaceutical Co. Ltd.	1,000	14,668
ASKUL Corp.	900	26,394
Astellas Pharma, Inc.	75,000	987,604
Asunaro Aoki Construction Co. Ltd.	500	3,620
Atsugi Co. Ltd.	11,000	12,943
Autobacs Seven Co. Ltd.	100	1,484
Avex Group Holdings, Inc.	2,300	33,241
Awa Bank Ltd. (The)	10,000	63,415
Axell Corp.	400	2,914
Axial Retailing, Inc.	700	26,659
Azbil Corp.	2,300	77,266
Azuma Shipping Co. Ltd.	600	2,458
Bandai Namco Holdings, Inc.	8,600	257,235
Bando Chemical Industries Ltd.	2,000	17,749
Bank of Iwate Ltd. (The)	800	33,881
Bank of Kyoto Ltd. (The)	16,000	116,554
Bank of Nagoya Ltd. (The)	1,099	39,585
Bank of Okinawa Ltd. (The)	1,080	41,326
Bank of Saga Ltd. (The)	7,000	19,177
Bank of the Ryukyus Ltd.	2,500	35,952
Belc Co. Ltd.	600	23,336
Belluna Co. Ltd.	3,000	22,447
Benesse Holdings, Inc.	2,400	75,020
Best Denki Co. Ltd.	3,500	4,779
Bic Camera, Inc.	3,000	27,567
BML, Inc.	1,400	30,822
Bookoff Corp.	700	4,967
BP Castrol KK	500	7,527
Bridgestone Corp.	24,700	999,049
Brother Industries Ltd.	9,700	202,573
Bunka Shutter Co. Ltd.	3,000	23,174
CAC Holdings Corp.	700	6,753
Calbee, Inc.	3,500	119,307
Can Do Co. Ltd.	1,000	15,926
Canare Electric Co. Ltd.	100	1,998
Canon Electronics, Inc.	1,100	17,824
Canon Marketing Japan, Inc.	2,300	45,740
Canon, Inc.	34,300	1,069,391
Capcom Co. Ltd.	2,600	50,702
Carlit Holdings Co. Ltd.	1,000	5,129
Casio Computer Co. Ltd.	8,700	121,048
Cawachi Ltd.	800	21,629
Central Glass Co. Ltd.	12,000	51,091
Central Japan Railway Co.	5,900	961,340
Central Security Patrols Co. Ltd.	500	7,630
Central Sports Co. Ltd.	400	12,593
Chiba Bank Ltd. (The)	31,000	199,093
Chiba Kogyo Bank Ltd. (The)	2,300	12,705
Chilled & Frozen Logistics Holdings Co. Ltd.	400	5,418
Chino Corp.	400	4,437
Chiyoda Co. Ltd.	1,600	37,524
Chiyoda Corp.	9,000	58,044
Chiyoda Integre Co. Ltd.	400	8,555
Chofu Seisakusho Co. Ltd.	1,200	28,057
Chori Co. Ltd.	800	13,933
Chubu Electric Power Co., Inc.	25,400	340,172
Chubu Shiryo Co. Ltd.	1,200	12,848
Chudenko Corp.	2,000	42,379
Chuetsu Pulp & Paper Co. Ltd.	4,000	8,264
Chugai Pharmaceutical Co. Ltd.	6,800	233,630
Chugai Ro Co. Ltd.	4,000	7,797
Chugoku Bank Ltd. (The)	8,000	116,411
Chugoku Electric Power Co., Inc. (The)	11,600	128,368
Chugoku Marine Paints Ltd.	3,000	22,285
Chugokukogyo Co. Ltd.	100	629

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Chukyo Bank Ltd. (The)	500	$10,554
Chuo Spring Co. Ltd.	1,000	3,252
CI Takiron Corp.	3,000	15,602
Ci:z Holdings Co. Ltd.	2,000	59,373
Citizen Watch Co. Ltd.	100	641
CKD Corp.	3,400	43,000
Clarion Co. Ltd.	6,000	24,737
Cleanup Corp.	1,200	8,839
CMIC Holdings Co. Ltd.	400	5,152
CMK Corp.*	2,400	15,371
Coca-Cola Bottlers Japan, Inc.	4,373	141,014
cocokara fine, Inc.	1,100	47,674
COLOPL, Inc.(x)	1,700	15,759
Colowide Co. Ltd.(x)	4,000	67,044
Computer Engineering & Consulting Ltd.	800	15,342
Computer Institute of Japan Ltd.	1,200	5,993
COMSYS Holdings Corp.	3,400	60,744
Concordia Financial Group Ltd.	51,246	237,242
CONEXIO Corp.	1,000	15,324
Core Corp.	400	4,793
Corona Corp.	500	5,079
Cosel Co. Ltd.	1,800	24,462
Cosmo Energy Holdings Co. Ltd.	1,500	25,761
Cosmos Pharmaceutical Corp.	500	97,638
Create Medic Co. Ltd.	300	2,622
Create SD Holdings Co. Ltd.	1,500	35,678
Credit Saison Co. Ltd.	7,300	130,224
Cresco Ltd.	300	7,486
CTI Engineering Co. Ltd.	700	7,187
CyberAgent, Inc.	4,600	136,145
Cybernet Systems Co. Ltd.	1,000	6,539
Cybozu, Inc.	2,000	7,940
Dai Nippon Printing Co. Ltd.	21,000	226,354
Dai Nippon Toryo Co. Ltd.	7,000	15,593
Daibiru Corp.	3,600	31,625
Daicel Corp.	5,200	62,635
Dai-Dan Co. Ltd.	1,000	9,521
Daido Kogyo Co. Ltd.	2,000	5,246
Daido Metal Co. Ltd.	1,000	8,785
Daido Steel Co. Ltd.	12,000	57,343
Daidoh Ltd.	1,600	6,165
Daifuku Co. Ltd.	5,000	124,629
Daihen Corp.	6,000	39,019
Daiho Corp.	4,000	19,905
Daiichi Jitsugyo Co. Ltd.	2,000	12,521
Dai-ichi Life Holdings, Inc.	48,400	867,966
Daiichi Sankyo Co. Ltd.	22,600	508,921
Daiken Corp.	1,000	18,513
Daiken Medical Co. Ltd.	400	2,874
Daiki Aluminium Industry Co. Ltd.	2,000	8,964
Daikin Industries Ltd.	10,800	1,085,044
Daikoku Denki Co. Ltd.	500	7,473
Daikyo, Inc.	10,000	19,851
Dainichi Co. Ltd.	600	3,843
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,000	27,055
Daio Paper Corp.(x)	5,000	63,909
Daiohs Corp.	200	1,886
Daisan Bank Ltd. (The)	700	10,444
Daiseki Co. Ltd.	1,900	38,741
Daishi Bank Ltd. (The)	16,000	63,379
Daisue Construction Co. Ltd.	400	3,579
Daisyo Corp.	600	8,418
Daito Bank Ltd. (The)	7,000	10,626
Daito Trust Construction Co. Ltd.	3,300	453,368
Daitobo Co. Ltd.*	1,000	656
Daitron Co. Ltd.	500	5,502
Daiwa House Industry Co. Ltd.	27,500	789,455
Daiwa Industries Ltd.	1,000	10,402
Daiwa Securities Group, Inc.	51,000	310,544
Daiwabo Holdings Co. Ltd.	14,100	41,541
Daiyu Lic Holdings Co. Ltd.	111	731
Danto Holdings Corp.*	1,000	1,725
DCM Holdings Co. Ltd.	5,800	53,504
DeNA Co. Ltd.	4,000	81,164
Denka Co. Ltd.	13,000	67,493
Denki Kogyo Co. Ltd.	3,000	15,198
Denso Corp.	17,200	756,565
Dentsu, Inc.	82,000	4,448,756
Denyo Co. Ltd.	1,100	16,639
Descente Ltd.	3,000	35,597
DIC Corp.	2,699	99,640
Dijet Industrial Co. Ltd.	1,000	1,590
Disco Corp.	500	76,035
DKS Co. Ltd.	2,000	7,671
DMG Mori Co. Ltd.	6,800	106,034
Don Quijote Holdings Co. Ltd.	5,500	190,694
Doshisha Co. Ltd.	1,000	18,513
Doutor Nichires Holdings Co. Ltd.	2,100	41,102
Dowa Holdings Co. Ltd.	9,000	64,834
DTS Corp.	1,100	27,448
Dunlop Sports Co. Ltd.	1,000	9,315
Duskin Co. Ltd.	100	2,181
DyDo Group Holdings, Inc.	500	23,399
Dynic Corp.	2,000	3,521
Eagle Industry Co. Ltd.	1,000	13,572
Earth Chemical Co. Ltd.	100	5,362
East Japan Railway Co.	13,600	1,184,213
Ebara Corp.	3,400	111,012
Ebara Jitsugyo Co. Ltd.	300	3,864
Echo Trading Co. Ltd.	300	1,754
Econach Holdings Co. Ltd.*	3,000	1,752
Eco’s Co. Ltd.	400	4,222
EDION Corp.(x)	4,400	40,431
Ehime Bank Ltd. (The)	1,400	17,115
Eighteenth Bank Ltd. (The)	7,000	22,573
Eiken Chemical Co. Ltd.	1,000	27,710
Eisai Co. Ltd.	9,100	471,143
Eizo Corp.	1,000	28,743
Electric Power Development Co. Ltd.	7,000	163,792
Elematec Corp.	900	15,538
Enplas Corp.	600	16,626
Enshu Ltd.*	2,000	1,653
EPS Holdings, Inc.	2,000	28,097
ESPEC Corp.	1,200	14,939
euglena Co. Ltd.(x)*	3,600	39,612
Excel Co. Ltd.	600	8,068
Exedy Corp.	1,500	42,846
Ezaki Glico Co. Ltd.	2,000	97,009
Faith, Inc.	400	4,369
FALCO HOLDINGS Co. Ltd.	600	8,127
FamilyMart UNY Holdings Co. Ltd.	3,590	214,117
Fancl Corp.	2,500	35,929
FANUC Corp.	40,900	8,383,526
Fast Retailing Co. Ltd.	1,200	376,395
FCC Co. Ltd.	1,800	35,926
Feed One Co. Ltd.	7,520	13,374
Felissimo Corp.	300	2,738
FIDEA Holdings Co. Ltd.	7,000	13,015
Financial Products Group Co. Ltd.	4,600	40,781
First Baking Co. Ltd.*	1,000	1,114
Foster Electric Co. Ltd.	1,100	18,852
FP Corp.	400	18,611

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
France Bed Holdings Co. Ltd.	1,600	$13,308
F-Tech, Inc.	400	5,084
Fudo Tetra Corp.	9,800	16,901
Fuji Co. Ltd.	1,300	28,410
Fuji Corp. Ltd.	1,200	7,847
Fuji Electric Co. Ltd.	21,000	124,683
Fuji Kiko Co. Ltd.	1,000	4,967
Fuji Kosan Co. Ltd.	400	1,807
Fuji Kyuko Co. Ltd.	3,000	26,597
Fuji Media Holdings, Inc.	7,700	106,236
Fuji Oil Co. Ltd.	3,300	11,145
Fuji Oil Holdings, Inc.	3,300	77,276
Fuji Seal International, Inc.	2,400	51,911
Fuji Soft, Inc.	1,600	40,787
Fujibo Holdings, Inc.	500	13,810
Fujicco Co. Ltd.	1,000	22,824
FUJIFILM Holdings Corp.	14,770	576,843
Fujikura Kasei Co. Ltd.	1,600	9,284
Fujikura Ltd.	18,000	129,507
Fujikura Rubber Ltd.	800	4,929
Fujimi, Inc.	1,100	22,073
Fujimori Kogyo Co. Ltd.	900	25,020
Fujita Kanko, Inc.	3,000	9,378
Fujitec Co. Ltd.	3,000	32,929
Fujitsu General Ltd.	2,000	39,522
Fujitsu Ltd.	83,000	507,632
Fujiya Co. Ltd.	7,000	16,536
FuKoKu Co. Ltd.	500	4,100
Fukuda Corp.	1,000	9,117
Fukui Bank Ltd. (The)	10,000	23,713
Fukui Computer Holdings, Inc.	400	9,360
Fukuoka Financial Group, Inc.	37,000	160,190
Fukushima Bank Ltd. (The)	15,000	12,665
Fukushima Industries Corp.	600	20,911
Fukuyama Transporting Co. Ltd.	8,000	48,001
FULLCAST Holdings Co. Ltd.	1,000	9,827
Funai Electric Co. Ltd.	1,100	9,347
Funai Soken Holdings, Inc.	1,560	27,590
Furukawa Co. Ltd.	21,000	38,669
Furukawa Electric Co. Ltd.	3,100	111,381
Furusato Industries Ltd.	700	10,607
Fuso Pharmaceutical Industries Ltd.	400	10,103
Futaba Corp.	2,100	37,009
Futaba Industrial Co. Ltd.	3,500	25,119
Future Corp.	1,000	7,904
Fuyo General Lease Co. Ltd.	1,100	49,304
G-7 Holdings, Inc.	300	6,780
Gakken Holdings Co. Ltd.	500	13,855
Gakujo Co. Ltd.	400	4,563
Gecoss Corp.	800	7,789
Genki Sushi Co. Ltd.	300	5,950
Geo Holdings Corp.	2,000	21,953
GLOBERIDE, Inc.	500	8,304
Glory Ltd.	3,400	111,470
GMO internet, Inc.	3,400	40,190
Godo Steel Ltd.	700	10,953
Goldcrest Co. Ltd.	1,100	19,751
Goldwin, Inc.	400	21,019
Gree, Inc.	5,100	32,113
GS Yuasa Corp.	14,000	65,265
GSI Creos Corp.	3,000	3,692
Gun-Ei Chemical Industry Co. Ltd.	300	9,809
Gunma Bank Ltd. (The)	22,000	114,812
Gunze Ltd.	8,000	32,696
Gurunavi, Inc.	2,000	41,858
H2O Retailing Corp.	4,760	76,533
Hachijuni Bank Ltd. (The)	10,000	56,499
Hakudo Co. Ltd.	400	6,212
Hakuhodo DY Holdings, Inc.	10,600	125,680
Hakuto Co. Ltd.	700	6,483
Hakuyosha Co. Ltd.	100	2,565
Hamakyorex Co. Ltd.	600	12,293
Hamamatsu Photonics KK	6,000	172,730
Hankyu Hanshin Holdings, Inc.	9,800	318,656
Hanwa Co. Ltd.	11,000	78,155
Happinet Corp.	600	9,286
Hard Off Corp. Co. Ltd.	500	5,012
Harima Chemicals Group, Inc.	1,100	7,727
Haruyama Holdings, Inc.	500	4,383
Haseko Corp.	10,500	113,554
Hayashikane Sangyo Co. Ltd.*	400	3,097
Hazama Ando Corp.	7,520	50,593
Heiwa Corp.	4,220	104,922
Heiwa Real Estate Co. Ltd.	1,800	25,449
Heiwado Co. Ltd.	2,400	58,248
Helios Techno Holding Co. Ltd.	1,100	6,689
Hibiya Engineering Ltd.	1,800	26,386
Hiday Hidaka Corp.	1,243	26,874
Hikari Tsushin, Inc.	900	87,955
Hino Motors Ltd.	12,000	145,190
Hioki EE Corp.	500	10,518
Hirakawa Hewtech Corp.	400	4,495
Hirose Electric Co. Ltd.	975	134,869
Hiroshima Bank Ltd. (The)	20,000	84,973
HIS Co. Ltd.	2,600	60,720
Hisaka Works Ltd.	1,000	8,210
Hisamitsu Pharmaceutical Co., Inc.(x)	2,600	148,531
Hitachi Capital Corp.	1,200	29,016
Hitachi Chemical Co. Ltd.	4,600	127,261
Hitachi Construction Machinery Co. Ltd.	4,200	104,689
Hitachi High-Technologies Corp.	1,800	73,323
Hitachi Kokusai Electric, Inc.	2,000	45,828
Hitachi Ltd.	145,640	788,180
Hitachi Metals Ltd.	9,400	131,885
Hitachi Transport System Ltd.	2,100	43,630
Hitachi Zosen Corp.	5,100	29,043
Hochiki Corp.	1,000	13,087
Hodogaya Chemical Co. Ltd.	200	6,791
Hogy Medical Co. Ltd.	600	37,780
Hokkaido Electric Power Co., Inc.	7,100	53,698
Hokkaido Gas Co. Ltd.	2,000	4,940
Hokkan Holdings Ltd.	3,000	13,581
Hokko Chemical Industry Co. Ltd.	1,000	4,222
Hokkoku Bank Ltd. (The)	14,000	53,193
Hokuetsu Bank Ltd. (The)	1,300	33,536
Hokuetsu Kishu Paper Co. Ltd.	8,000	55,762
Hokuhoku Financial Group, Inc.	2,900	45,507
Hokuriku Electric Industry Co. Ltd.	4,000	4,922
Hokuriku Electric Power Co.(x)	7,800	75,667
Hokushin Co. Ltd.	800	1,466
Hokuto Corp.	1,400	25,238
Honda Motor Co. Ltd.	65,500	1,971,531
Honeys Holdings Co. Ltd.	1,080	10,797
Hoosiers Holdings	2,000	11,461
Horiba Ltd.	2,100	112,611
Hoshizaki Corp.	1,500	118,027
Hosiden Corp.	3,000	28,160
Hosokawa Micron Corp.	400	15,216
House Foods Group, Inc.	3,600	78,513
House of Rose Co. Ltd.	100	1,359
Howa Machinery Ltd.	600	3,579
Hoya Corp.	83,600	4,021,931
Hulic Co. Ltd.	14,800	139,186

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Hurxley Corp.	300	$2,967
Hyakugo Bank Ltd. (The)	11,000	43,870
Hyakujushi Bank Ltd. (The)	14,000	47,283
Ibiden Co. Ltd.(x)	4,300	66,974
IBJ Leasing Co. Ltd.	1,700	36,281
Ichibanya Co. Ltd.	800	26,444
Ichiken Co. Ltd.	1,000	3,952
Ichikoh Industries Ltd.	2,000	9,881
Ichinen Holdings Co. Ltd.	1,300	13,557
Ichiyoshi Securities Co. Ltd.	2,700	20,348
Icom, Inc.	600	13,791
Idec Corp.	1,400	15,279
Idemitsu Kosan Co. Ltd.	3,200	111,237
IDOM, Inc.	3,300	20,927
Ihara Chemical Industry Co. Ltd.	2,000	18,144
IHI Corp.	66,000	208,084
Iida Group Holdings Co. Ltd.	5,976	91,682
Iino Kaiun Kaisha Ltd.	5,900	25,809
Ikegami Tsushinki Co. Ltd.	3,000	3,934
Imasen Electric Industrial	800	7,222
Impress Holdings, Inc.	1,000	1,249
Inaba Denki Sangyo Co. Ltd.	100	3,575
Inaba Seisakusho Co. Ltd.	600	7,254
Inabata & Co. Ltd.	3,200	39,005
Inageya Co. Ltd.	1,000	13,932
Ines Corp.	1,600	15,450
I-Net Corp.	550	6,096
Information Services International-Dentsu Ltd.	700	15,838
Inpex Corp.	44,600	438,469
Intage Holdings, Inc.	600	10,779
Internet Initiative Japan, Inc.	700	12,632
Inui Global Logistics Co. Ltd.	490	4,098
I’rom Group Co. Ltd.*	300	3,694
Iseki & Co. Ltd.	13,000	26,624
Isetan Mitsukoshi Holdings Ltd.	4,500	49,394
Ishihara Sangyo Kaisha Ltd.*	2,100	20,994
Ishii Iron Works Co. Ltd.	100	1,553
Ishikawa Seisakusho Ltd.*	200	1,572
Ishizuka Glass Co. Ltd.	1,000	2,048
Isuzu Motors Ltd.	24,400	322,725
Itfor, Inc.	1,300	7,228
Ito En Ltd.	3,000	109,539
ITOCHU Corp.	56,900	807,527
Itochu Enex Co. Ltd.	2,700	22,312
Itochu Techno-Solutions Corp.	2,400	70,493
Itochu-Shokuhin Co. Ltd.	300	12,355
Itoham Yonekyu Holdings, Inc.	7,370	68,715
Itoki Corp.	2,600	16,394
IwaiCosmo Holdings, Inc.	1,100	10,760
Iwaki & Co. Ltd.	1,000	2,677
Iwasaki Electric Co. Ltd.	4,000	6,144
Iwatani Corp.	3,000	17,462
Iwatsu Electric Co. Ltd.	5,000	3,773
Iyo Bank Ltd. (The)	4,100	27,584
Izumi Co. Ltd.	1,700	76,273
Izutsuya Co. Ltd.*	600	2,193
J Front Retailing Co. Ltd.	9,500	140,798
Jaccs Co. Ltd.	8,000	34,779
Jafco Co. Ltd.	1,600	53,750
Jalux, Inc.	300	7,233
Janome Sewing Machine Co. Ltd.	1,200	8,375
Japan Airlines Co. Ltd.	8,500	269,209
Japan Airport Terminal Co. Ltd.	1,600	55,547
Japan Asia Investment Co. Ltd.*	800	3,133
Japan Aviation Electronics Industry Ltd.	2,000	25,671
Japan Cash Machine Co. Ltd.	1,100	14,109
Japan Display, Inc.(x)*	17,300	40,402
Japan Drilling Co. Ltd.*	300	6,308
Japan Electronic Materials Corp.	500	2,820
Japan Exchange Group, Inc.	25,400	361,619
Japan Foods Co. Ltd.	100	1,215
Japan Foundation Engineering Co. Ltd.	1,700	5,451
Japan Medical Dynamic Marketing, Inc.	1,000	6,988
Japan Oil Transportation Co. Ltd.	100	2,295
Japan Petroleum Exploration Co. Ltd.	100	2,290
Japan Pulp & Paper Co. Ltd.	6,000	19,995
Japan Radio Co. Ltd.	600	7,454
Japan Securities Finance Co. Ltd.	5,546	29,491
Japan Steel Works Ltd. (The)	3,200	51,566
Japan Tobacco, Inc.	148,964	4,841,029
Japan Transcity Corp.	2,000	8,389
Japan Wool Textile Co. Ltd. (The)	4,000	31,582
Jastec Co. Ltd.	700	6,539
JBCC Holdings, Inc.	1,000	7,015
JCU Corp.	400	12,737
Jeans Mate Corp.*	300	714
Jeol Ltd.	4,000	21,270
JFE Holdings, Inc.	22,444	384,751
JGC Corp.	9,000	156,427
JK Holdings Co. Ltd.	1,100	6,541
JMS Co. Ltd.	1,000	3,018
Joban Kosan Co. Ltd.	300	4,328
J-Oil Mills, Inc.	500	18,863
Joshin Denki Co. Ltd.	2,000	20,408
JSP Corp.	800	18,633
JSR Corp.	8,100	136,564
JTEKT Corp.	10,500	163,069
Juki Corp.	1,400	16,486
Juroku Bank Ltd. (The)	15,000	48,370
JVC Kenwood Corp.	5,800	15,108
JXTG Holdings, Inc.	103,550	508,495
K&O Energy Group, Inc.	500	7,940
kabu.com Securities Co. Ltd.	9,800	31,866
Kadokawa Dwango Corp.	1,484	21,274
Kaga Electronics Co. Ltd.	1,200	21,299
Kagome Co. Ltd.	2,200	57,169
Kajima Corp.	45,000	293,452
Kakaku.com, Inc.(x)	8,000	108,866
Kaken Pharmaceutical Co. Ltd.	1,800	101,698
Kamei Corp.	1,000	11,120
Kamigumi Co. Ltd.	2,000	17,282
Kanaden Corp.	1,000	9,674
Kanagawa Chuo Kotsu Co. Ltd.	1,000	6,386
Kanamoto Co. Ltd.	1,000	26,920
Kandenko Co. Ltd.	6,000	53,624
Kaneka Corp.	13,000	96,686
Kanematsu Corp.	27,000	48,504
Kanematsu Electronics Ltd.	700	17,844
Kanematsu Sustech Corp.	1,000	2,075
Kansai Electric Power Co., Inc. (The)	24,700	303,287
Kansai Paint Co. Ltd.	10,200	216,497
Kansai Urban Banking Corp.	1,700	21,607
Kanto Denka Kogyo Co. Ltd.	2,000	17,246
Kao Corp.	19,600	1,074,629
Kappa Create Co. Ltd.	1,800	19,968
Kasai Kogyo Co. Ltd.	1,000	12,845
Katakura & Co-op Agri Corp.	275	620
Katakura Industries Co. Ltd.	1,400	17,517
Kato Sangyo Co. Ltd.	1,700	43,611
Kato Works Co. Ltd.	400	9,902

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
KAWADA TECHNOLOGIES, Inc.	200	$12,773
Kawai Musical Instruments Manufacturing Co. Ltd.	400	8,382
Kawasaki Heavy Industries Ltd.	67,000	203,413
Kawasaki Kisen Kaisha Ltd.	39,000	103,692
KDDI Corp.	72,100	1,892,358
Keihan Holdings Co. Ltd.	16,000	97,871
Keihanshin Building Co. Ltd.	1,400	7,709
Keihin Co. Ltd.	2,000	2,856
Keihin Corp.	2,500	41,004
Keikyu Corp.	16,000	175,622
Keio Corp.	23,000	182,215
Keisei Electric Railway Co. Ltd.	6,000	139,208
Keiyo Bank Ltd. (The)	5,000	21,602
Keiyo Co. Ltd.	2,200	11,244
Kenedix, Inc.	16,500	65,656
Kewpie Corp.	5,100	144,530
Key Coffee, Inc.	1,200	23,508
Keyence Corp.	3,380	1,353,457
Kikkoman Corp.	4,000	119,465
Kimoto Co. Ltd.	2,200	4,486
Kimura Chemical Plants Co. Ltd.	1,100	3,310
Kimura Unity Co. Ltd.	200	2,087
Kinden Corp.	5,000	69,793
King Jim Co. Ltd.	1,000	7,824
Kinki Sharyo Co. Ltd. (The)	100	2,299
Kintetsu Department Store Co. Ltd.*	1,000	3,063
Kintetsu Group Holdings Co. Ltd.	78,000	280,949
Kintetsu World Express, Inc.	2,200	33,238
Kirin Holdings Co. Ltd.	27,700	522,625
Kirindo Holdings Co. Ltd.	500	3,593
Kisoji Co. Ltd.	1,400	30,746
Kissei Pharmaceutical Co. Ltd.	2,600	68,147
Kitagawa Iron Works Co. Ltd.	500	9,849
Kita-Nippon Bank Ltd. (The)	300	8,663
Kitano Construction Corp.	3,000	8,165
Kitazawa Sangyo Co. Ltd.	1,000	1,940
Kitz Corp.	5,100	33,991
KNT-CT Holdings Co. Ltd.*	4,000	4,958
Koa Corp.	1,500	19,766
Koatsu Gas Kogyo Co. Ltd.	1,000	6,422
Kobayashi Pharmaceutical Co. Ltd.	2,600	125,878
Kobayashi Yoko Co. Ltd.	300	768
Kobe Steel Ltd.*	12,900	117,726
Koei Tecmo Holdings Co. Ltd.	2,880	54,661
Kohnan Shoji Co. Ltd.	1,100	20,799
Kohsoku Corp.	700	7,080
Koito Manufacturing Co. Ltd.	5,300	275,640
Kojima Co. Ltd.*	1,500	4,042
Kokuyo Co. Ltd.	6,400	82,493
KOMAIHALTEC, Inc.	200	4,006
Komatsu Ltd.	33,690	878,034
Komatsu Seiren Co. Ltd.	2,000	12,683
Komatsu Wall Industry Co. Ltd.	400	6,658
Komeri Co. Ltd.	1,600	39,565
Komori Corp.	3,400	43,641
Konaka Co. Ltd.	1,400	7,671
Konami Holdings Corp.	4,600	195,230
Konica Minolta, Inc.	21,000	187,874
Konishi Co. Ltd.	2,000	24,055
Kosaido Co. Ltd.*	900	3,064
Kose Corp.	1,200	108,542
Kosei Securities Co. Ltd. (The)	2,000	3,252
Kourakuen Holdings Corp.	700	10,538
Krosaki Harima Corp.	2,000	7,940
KRS Corp.	300	7,400
K’s Holdings Corp.	3,400	62,362
Kubota Corp.	35,000	525,330
Kumagai Gumi Co. Ltd.	10,000	26,049
Kumiai Chemical Industry Co. Ltd.(x)	2,000	11,390
Kura Corp.	600	25,061
Kurabo Industries Ltd.	12,000	26,408
Kuraray Co. Ltd.	11,900	180,429
Kuraudia Co. Ltd.	200	961
Kureha Corp.	800	35,175
Kurimoto Ltd.	600	11,857
Kurita Water Industries Ltd.	3,500	84,663
Kuroda Electric Co. Ltd.	1,600	34,837
KYB Corp.	7,000	36,468
Kyocera Corp.	10,000	557,083
Kyodo Printing Co. Ltd.	3,000	9,755
Kyoei Sangyo Co. Ltd.	1,000	1,473
Kyoei Steel Ltd.	1,300	23,214
Kyoei Tanker Co. Ltd.	1,000	2,093
Kyokuto Boeki Kaisha Ltd.	1,000	2,093
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	38,178
Kyokuto Securities Co. Ltd.	1,600	22,995
Kyokuyo Co. Ltd.	500	13,186
KYORIN Holdings, Inc.	3,000	63,352
Kyoritsu Maintenance Co. Ltd.	1,200	35,732
Kyoritsu Printing Co. Ltd.	1,000	3,018
Kyosan Electric Manufacturing Co. Ltd.	2,000	7,725
Kyoto Kimono Yuzen Co. Ltd.	700	6,005
Kyowa Electronic Instruments Co. Ltd.	1,000	4,195
Kyowa Exeo Corp.	4,900	70,905
Kyowa Hakko Kirin Co. Ltd.	10,000	158,268
Kyowa Leather Cloth Co. Ltd.	700	5,489
Kyudenko Corp.	2,000	54,523
Kyushu Electric Power Co., Inc.	19,200	204,538
Kyushu Financial Group, Inc.	16,770	102,581
Land Business Co. Ltd.	1,000	2,551
LAND Co. Ltd.*	1,300	245
Lawson, Inc.	2,300	155,978
LEC, Inc.	600	12,864
Leopalace21 Corp.	7,300	37,703
Life Corp.	700	20,466
Lintec Corp.	900	19,184
Lion Corp.	10,000	179,826
LIXIL Group Corp.	8,440	214,165
Look, Inc.	2,000	3,737
M3, Inc.	8,300	205,990
Mabuchi Motor Co. Ltd.	2,400	135,166
Macnica Fuji Electronics Holdings, Inc.	1,850	26,239
Maeda Corp.	8,000	70,852
Maeda Road Construction Co. Ltd.	4,000	70,673
Maezawa Industries, Inc.	900	2,700
Maezawa Kasei Industries Co. Ltd.	900	9,394
Maezawa Kyuso Industries Co. Ltd.	400	5,540
Makino Milling Machine Co. Ltd.	6,000	52,008
Makita Corp.	9,600	336,297
Mandom Corp.	1,300	60,954
Marche Corp.	300	2,191
Mars Engineering Corp.	600	12,449
Marubeni Construction Material Lease Co. Ltd.	1,000	2,093
Marubeni Corp.	71,800	442,099
Marubun Corp.	900	5,772
Marudai Food Co. Ltd.	6,000	26,246
Maruei Department Store Co. Ltd.*	2,000	1,509
Maruha Nichiro Corp.	2,700	81,730
Marui Group Co. Ltd.	10,400	141,338

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Maruichi Steel Tube Ltd.	1,600	$45,486
Maruka Machinery Co. Ltd.	400	6,478
Marusan Securities Co. Ltd.(x)	3,900	32,158
Maruwa Co. Ltd.	300	10,711
Maruwn Corp.	600	1,369
Maruyama Manufacturing Co., Inc.	200	3,361
Maruzen CHI Holdings Co. Ltd.*	600	1,919
Maruzen Showa Unyu Co. Ltd.	4,000	15,881
Matsuda Sangyo Co. Ltd.	800	10,707
Matsui Construction Co. Ltd.	1,000	8,982
Matsui Securities Co. Ltd.	100	782
Matsumotokiyoshi Holdings Co. Ltd.	1,900	90,110
Matsuya Co. Ltd.	2,200	20,828
Matsuya Foods Co. Ltd.	500	18,638
Max Co. Ltd.	2,000	26,588
Mazda Motor Corp.	21,400	308,131
Mebuki Financial Group, Inc.	32,760	130,946
MEC Co. Ltd.	800	9,155
Medical System Network Co. Ltd.	400	1,940
Medipal Holdings Corp.	7,600	119,192
Megachips Corp.(x)	1,100	30,136
Megmilk Snow Brand Co. Ltd.	2,700	74,333
Meidensha Corp.	12,000	42,576
MEIJI Holdings Co. Ltd.	4,800	399,677
Meiji Shipping Co. Ltd.	1,100	4,594
Meiko Network Japan Co. Ltd.	900	9,879
Meitec Corp.	1,000	40,600
Meito Sangyo Co. Ltd.	600	7,966
Meiwa Corp.	900	3,306
Meiwa Estate Co. Ltd.	700	4,452
Melco Holdings, Inc.	600	17,327
Michinoku Bank Ltd. (The)	6,000	10,078
Mie Bank Ltd. (The)	500	10,554
Milbon Co. Ltd.	720	36,217
Mimasu Semiconductor Industry Co. Ltd.	1,000	15,845
Minato Bank Ltd. (The)	1,200	22,301
MINEBEA MITSUMI, Inc.	17,537	233,921
Ministop Co. Ltd.	900	16,920
Miraca Holdings, Inc.	2,600	119,572
Mirait Holdings Corp.	3,600	35,344
Misawa Homes Co. Ltd.	1,600	14,947
MISUMI Group, Inc.	7,800	140,965
Mitachi Co. Ltd.	200	1,170
Mito Securities Co. Ltd.	3,000	8,057
Mitsuba Corp.	2,000	39,307
Mitsubishi Chemical Holdings Corp.(x)	55,420	428,804
Mitsubishi Corp.	55,310	1,195,080
Mitsubishi Electric Corp.	78,100	1,120,324
Mitsubishi Estate Co. Ltd.	57,000	1,039,342
Mitsubishi Gas Chemical Co., Inc.	6,500	134,986
Mitsubishi Heavy Industries Ltd.	122,000	489,403
Mitsubishi Kakoki Kaisha Ltd.	3,000	5,847
Mitsubishi Logistics Corp.	6,000	82,673
Mitsubishi Materials Corp.	3,700	112,000
Mitsubishi Motors Corp.	34,100	204,912
Mitsubishi Nichiyu Forklift Co. Ltd.	1,000	6,413
Mitsubishi Paper Mills Ltd.*	1,800	11,835
Mitsubishi Pencil Co. Ltd.	1,000	50,121
Mitsubishi Research Institute, Inc.	400	11,587
Mitsubishi Shokuhin Co. Ltd.	1,100	34,088
Mitsubishi Steel Manufacturing Co. Ltd.	7,000	15,090
Mitsubishi Tanabe Pharma Corp.	6,000	124,926
Mitsubishi UFJ Financial Group, Inc.	554,600	3,485,616
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,700	98,208
Mitsuboshi Belting Ltd.	3,000	27,863
Mitsui & Co. Ltd.	57,700	835,725
Mitsui Chemicals, Inc.	38,090	188,175
Mitsui Engineering & Shipbuilding Co. Ltd.	34,000	52,529
Mitsui Fudosan Co. Ltd.	41,000	874,284
Mitsui High-Tec, Inc.	1,400	14,135
Mitsui Home Co. Ltd.	1,000	5,587
Mitsui Matsushima Co. Ltd.	800	10,240
Mitsui Mining & Smelting Co. Ltd.	12,000	40,852
Mitsui OSK Lines Ltd.	41,000	128,896
Mitsui Sugar Co. Ltd.	1,000	24,333
Mitsui-Soko Holdings Co. Ltd.	5,000	14,911
Mitsumura Printing Co. Ltd.	1,000	2,389
Mitsuuroko Group Holdings Co. Ltd.	1,900	11,776
Miura Co. Ltd.	6,000	96,308
Miyaji Engineering Group, Inc.	4,000	7,689
Miyakoshi Holdings, Inc.*	300	1,339
Miyazaki Bank Ltd. (The)	8,000	24,647
Miyoshi Oil & Fat Co. Ltd.	4,000	5,066
Mizuho Financial Group, Inc.	996,880	1,826,673
Mizuno Corp.	6,000	30,935
Mochida Pharmaceutical Co. Ltd.	1,000	74,194
Modec, Inc.	1,000	21,261
Monex Group, Inc.	7,000	16,788
MonotaRO Co. Ltd.(x)	3,600	111,237
Morinaga & Co. Ltd.	1,800	79,871
Morinaga Milk Industry Co. Ltd.	11,000	81,613
Morita Holdings Corp.	2,000	29,067
Morozoff Ltd.	2,000	9,934
Mory Industries, Inc.	400	7,969
MOS Food Services, Inc.	1,600	46,636
Mr Max Corp.	1,200	4,333
MS&AD Insurance Group Holdings, Inc.	16,200	515,117
Murata Manufacturing Co. Ltd.	8,065	1,147,124
Musashi Seimitsu Industry Co. Ltd.	1,200	30,676
Musashino Bank Ltd. (The)	1,900	56,319
Mutoh Holdings Co. Ltd.	1,000	2,165
Nabtesco Corp.	5,100	135,139
NAC Co. Ltd.	400	3,478
Nachi-Fujikoshi Corp.	12,000	61,439
Nagaileben Co. Ltd.	1,200	24,780
Nagano Bank Ltd. (The)	400	7,222
Nagano Keiki Co. Ltd.	800	5,152
Nagase & Co. Ltd.	6,300	87,769
Nagatanien Holdings Co. Ltd.	1,000	13,006
Nagoya Railroad Co. Ltd.	20,000	90,003
Naigai Co. Ltd.*	3,000	1,536
Nakabayashi Co. Ltd.	2,000	4,779
Nakamuraya Co. Ltd.	300	13,258
Nakano Corp.	1,000	5,776
Nakayama Steel Works Ltd.	600	3,918
Nakayamafuku Co. Ltd.	700	5,250
Nakayo, Inc.	1,000	3,350
Namura Shipbuilding Co. Ltd.	1,024	6,126
Nankai Electric Railway Co. Ltd.	16,000	77,895
Nanto Bank Ltd. (The)	1,100	40,263
Natori Co. Ltd.	600	9,970
NC Holdings Co. Ltd.	300	2,433
NDS Co. Ltd.	200	5,210
NEC Capital Solutions Ltd.	300	4,605
NEC Corp.	81,000	194,988
NEC Networks & System Integration Corp.	1,100	21,273

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
NET One Systems Co. Ltd.	900	$7,300
Neturen Co. Ltd.	1,700	13,804
Nexon Co. Ltd.	8,800	139,829
Nexyz Group Corp.	500	7,527
NGK Insulators Ltd.	11,400	258,044
NGK Spark Plug Co. Ltd.	9,000	205,659
NH Foods Ltd.	3,000	80,544
NHK Spring Co. Ltd.	9,700	107,081
Nice Holdings, Inc.	5,000	6,827
Nichia Steel Works Ltd.	1,000	2,443
Nichias Corp.	6,000	60,307
Nichiban Co. Ltd.	1,000	8,264
Nichicon Corp.	3,900	36,327
Nichiden Corp.	500	15,045
Nichiha Corp.	1,200	35,247
NichiiGakkan Co. Ltd.	2,200	16,678
Nichi-iko Pharmaceutical Co. Ltd.	2,100	32,652
Nichimo Co. Ltd.	1,000	1,626
Nichirei Corp.	3,500	86,580
Nichireki Co. Ltd.	1,000	8,165
Nidec Corp.	9,927	944,728
Nifco, Inc.	1,700	85,359
Nihon Chouzai Co. Ltd.	300	10,199
Nihon Dempa Kogyo Co. Ltd.	900	6,605
Nihon Eslead Corp.	500	6,800
Nihon Kohden Corp.	4,400	98,371
Nihon M&A Center, Inc.	2,600	84,541
Nihon Nohyaku Co. Ltd.	2,000	12,557
Nihon Parkerizing Co. Ltd.	6,000	74,158
Nihon Tokushu Toryo Co. Ltd.	1,000	15,450
Nihon Trim Co. Ltd.	200	6,683
Nihon Unisys Ltd.	3,300	45,055
Nihon Yamamura Glass Co. Ltd.	5,000	8,892
Nikkato Corp.	400	1,563
Nikkiso Co. Ltd.	4,000	45,810
Nikko Co. Ltd.	200	3,620
Nikkon Holdings Co. Ltd.	3,000	63,999
Nikon Corp.(x)	16,100	233,409
Nintendo Co. Ltd.	4,600	1,067,466
Nippo Corp.	3,000	56,885
Nippon Air Conditioning Services Co. Ltd.	1,200	7,222
Nippon Beet Sugar Manufacturing Co. Ltd.	700	14,883
Nippon Carbide Industries Co., Inc.	3,000	4,123
Nippon Carbon Co. Ltd.	6,000	18,001
Nippon Ceramic Co. Ltd.	800	17,368
Nippon Chemical Industrial Co. Ltd.	4,000	8,551
Nippon Chemi-Con Corp.	7,000	22,950
Nippon Chemiphar Co. Ltd.	100	4,752
Nippon Chutetsukan KK	1,000	1,617
Nippon Coke & Engineering Co. Ltd.	10,000	8,533
Nippon Concrete Industries Co. Ltd.	1,000	3,207
Nippon Denko Co. Ltd.	5,000	17,426
Nippon Densetsu Kogyo Co. Ltd.	2,000	36,055
Nippon Electric Glass Co. Ltd.	20,000	120,902
Nippon Express Co. Ltd.	18,000	92,482
Nippon Felt Co. Ltd.	700	3,213
Nippon Filcon Co. Ltd.	900	4,446
Nippon Fine Chemical Co. Ltd.	1,000	8,515
Nippon Flour Mills Co. Ltd.	4,000	59,068
Nippon Gas Co. Ltd.	1,100	32,062
Nippon Hume Corp.	1,000	6,153
Nippon Kanzai Co. Ltd.	800	12,906
Nippon Kayaku Co. Ltd.	5,000	67,816
Nippon Kinzoku Co. Ltd.	300	3,867
Nippon Koei Co. Ltd.	800	20,975
Nippon Koshuha Steel Co. Ltd.	5,000	3,817
Nippon Light Metal Holdings Co. Ltd.	2,800	6,162
Nippon Paint Holdings Co. Ltd.	6,900	240,164
Nippon Paper Industries Co. Ltd.	4,600	82,720
Nippon Parking Development Co. Ltd.	13,000	17,282
Nippon Pillar Packing Co. Ltd.	1,000	13,482
Nippon Piston Ring Co. Ltd.	400	8,928
Nippon Road Co. Ltd. (The)	4,000	18,360
Nippon Seisen Co. Ltd.	1,000	6,207
Nippon Sharyo Ltd.*	4,000	10,635
Nippon Sheet Glass Co. Ltd.*	3,800	27,613
Nippon Shinyaku Co. Ltd.	3,000	152,789
Nippon Shokubai Co. Ltd.	1,000	68,086
Nippon Signal Company Ltd.	2,800	25,176
Nippon Soda Co. Ltd.	7,000	38,669
Nippon Steel & Sumikin Bussan Corp.	740	31,108
Nippon Steel & Sumitomo Metal Corp.	34,054	784,591
Nippon Suisan Kaisha Ltd.	16,000	79,763
Nippon Systemware Co. Ltd.	400	5,062
Nippon Telegraph & Telephone Corp.	55,720	2,378,348
Nippon Television Holdings, Inc.	1,200	20,663
Nippon Thompson Co. Ltd.	4,000	21,737
Nippon Valqua Industries Ltd.	1,000	16,429
Nippon Yakin Kogyo Co. Ltd.	6,500	12,436
Nippon Yusen KK	1,000	2,111
Nipro Corp.	4,800	67,691
Nishimatsu Construction Co. Ltd.	11,000	54,145
Nishimatsuya Chain Co. Ltd.	700	7,891
Nishi-Nippon Financial Holdings, Inc.	4,000	39,989
Nissan Chemical Industries Ltd.	5,300	154,244
Nissan Motor Co. Ltd.	90,420	871,875
Nissan Shatai Co. Ltd.	4,000	36,001
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	3,656
Nissei Build Kogyo Co. Ltd.	4,000	19,797
Nissei Plastic Industrial Co. Ltd.	1,000	10,617
Nissha Printing Co. Ltd.(x)	2,200	52,130
Nisshin Fudosan Co.	1,400	7,180
Nisshin Oillio Group Ltd. (The)	6,000	34,169
Nisshin Seifun Group, Inc.	4,205	62,737
Nisshin Steel Co. Ltd.	2,904	38,188
Nisshinbo Holdings, Inc.	8,000	79,978
Nissin Corp.	4,000	13,366
Nissin Electric Co. Ltd.	2,000	23,102
Nissin Foods Holdings Co. Ltd.	2,500	138,552
Nissin Kogyo Co. Ltd.	2,100	37,650
Nissui Pharmaceutical Co. Ltd.	500	6,238
Nitori Holdings Co. Ltd.	3,300	417,057
Nitta Corp.	1,100	30,679
Nittetsu Mining Co. Ltd.	300	16,222
Nitto Boseki Co. Ltd.	10,000	49,762
Nitto Denko Corp.	6,120	472,867
Nitto Fuji Flour Milling Co. Ltd.	100	3,611
Nitto Kogyo Corp.	1,800	24,834
Nitto Kohki Co. Ltd.	700	16,027
Nitto Seiko Co. Ltd.	1,000	4,150
Nitto Seimo Co. Ltd.*	100	1,779
Nittoc Construction Co. Ltd.	750	2,924
NOF Corp.	11,000	116,788
Nohmi Bosai Ltd.	1,000	13,734
NOK Corp.	5,000	116,051
Nomura Co. Ltd.	2,000	35,229

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Holdings, Inc.*	143,400	$891,210
Nomura Real Estate Holdings, Inc.	6,400	101,982
Nomura Research Institute Ltd.	5,203	191,613
Noritake Co. Ltd.	600	15,365
Noritsu Koki Co. Ltd.	1,100	8,873
Noritz Corp.	2,300	43,632
North Pacific Bank Ltd.	2,400	9,097
NS Solutions Corp.	2,000	43,223
NS United Kaiun Kaisha Ltd.	4,000	8,623
NSD Co. Ltd.	2,530	36,542
NSK Ltd.	18,000	257,397
NTN Corp.	23,000	114,453
NTT Data Corp.	4,400	208,677
NTT DOCOMO, Inc.	52,400	1,220,219
NTT Urban Development Corp.	6,200	53,797
Obara Group, Inc.	800	35,354
Obayashi Corp.	20,400	190,752
Obayashi Road Corp.	1,000	5,964
OBIC Business Consultants Co. Ltd.	600	30,073
Obic Co. Ltd.	2,900	138,058
Odakyu Electric Railway Co. Ltd.	12,499	243,176
Oenon Holdings, Inc.	3,000	6,683
Ogaki Kyoritsu Bank Ltd. (The)	16,000	47,570
Ohara, Inc.	400	4,434
Ohashi Technica, Inc.	600	7,437
OIE Sangyo Co. Ltd.	300	3,182
Oiles Corp.	1,560	28,753
Oita Bank Ltd. (The)	7,000	27,351
Oizumi Corp.	400	2,102
Oji Holdings Corp.	34,000	159,113
Okabe Co. Ltd.	2,700	24,543
Okamoto Industries, Inc.	4,000	42,792
Okamura Corp.	4,000	35,534
Okasan Securities Group, Inc.	6,000	36,594
Okaya Electric Industries Co. Ltd.	600	2,156
OKI Electric Cable Co. Ltd.	1,000	2,093
Oki Electric Industry Co. Ltd.	3,600	51,803
Okinawa Electric Power Co., Inc. (The)	1,575	37,433
OKK Corp.	4,000	4,240
OKUMA Corp.(x)	5,000	52,367
Okumura Corp.	13,000	78,936
Okura Industrial Co. Ltd.	3,000	14,821
Okuwa Co. Ltd.	1,000	10,159
Olympic Group Corp.	800	4,319
Olympus Corp.	75,500	2,902,542
Omron Corp.	7,200	315,926
Ono Pharmaceutical Co. Ltd.	17,500	362,245
ONO Sokki Co. Ltd.	500	3,557
Onoken Co. Ltd.	1,000	12,207
Onward Holdings Co. Ltd.	1,000	6,854
Optex Group Co. Ltd.	800	21,809
Oracle Corp. Japan	1,900	108,542
Organo Corp.	2,000	8,982
Orient Corp.	16,500	29,790
Oriental Land Co. Ltd.	8,500	487,339
Origin Electric Co. Ltd.	1,000	2,740
ORIX Corp.	54,800	810,949
Osaka Gas Co. Ltd.	20,000	75,990
Osaka Soda Co. Ltd.	5,000	22,321
Osaka Steel Co. Ltd.	800	14,465
OSAKA Titanium Technologies Co. Ltd.*	1,100	17,044
Osaki Electric Co. Ltd.	1,000	8,686
OSG Corp.(x)	2,200	44,996
OSJB Holdings Corp.	450	1,116
Otsuka Corp.	2,700	146,483
Otsuka Holdings Co. Ltd.	18,300	825,497
Oyo Corp.	1,200	14,875
Pacific Industrial Co. Ltd.	2,000	28,438
Pacific Metals Co. Ltd.*	9,000	31,366
Pack Corp. (The)	900	25,465
PAL GROUP Holdings Co. Ltd.	700	16,977
Paltac Corp.	1,050	29,237
PanaHome Corp.	4,000	36,648
Panasonic Corp.	91,385	1,032,627
Paramount Bed Holdings Co. Ltd.	900	36,055
Parco Co. Ltd.	500	5,349
Paris Miki Holdings, Inc.	1,500	6,306
Park24 Co. Ltd.	4,000	104,698
Pasco Corp.	1,000	3,171
Pasona Group, Inc.	1,000	7,186
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	9,518
Penta-Ocean Construction Co. Ltd.	10,300	49,775
PIA Corp.	300	7,909
Pigeon Corp.	4,800	153,274
Pilot Corp.	2,000	81,829
Piolax, Inc.	1,500	34,344
Pioneer Corp.*	17,600	34,938
Plenus Co. Ltd.	1,500	33,226
Pocket Card Co. Ltd.	1,100	6,007
Pola Orbis Holdings, Inc.	4,400	106,196
Poplar Co. Ltd.	300	1,428
Press Kogyo Co. Ltd.	5,000	25,016
Prima Meat Packers Ltd.	7,000	30,935
Pronexus, Inc.	1,300	14,036
PS Mitsubishi Construction Co. Ltd.	800	3,032
Raito Kogyo Co. Ltd.	2,900	29,487
Rakuten, Inc.	40,600	406,620
Rasa Corp.	500	3,220
Rasa Industries Ltd.*	4,000	5,174
Recruit Holdings Co. Ltd.	14,300	729,579
Relia, Inc.	1,600	15,737
Renaissance, Inc.	500	8,039
Renesas Electronics Corp.(x)*	3,200	33,544
Rengo Co. Ltd.	10,000	57,756
Renown, Inc.*	2,500	2,538
Resol Holdings Co. Ltd.	1,000	3,153
Resona Holdings, Inc.	63,800	342,639
Resorttrust, Inc.	3,800	66,900
Rheon Automatic Machinery Co. Ltd.	1,000	9,252
Rhythm Watch Co. Ltd.	6,000	10,294
Ricoh Co. Ltd.	16,400	134,936
Ricoh Leasing Co. Ltd.	800	25,653
Right On Co. Ltd.	900	7,777
Riken Corp.	400	17,641
Riken Keiki Co. Ltd.	1,000	15,216
Riken Technos Corp.	2,000	9,557
Ringer Hut Co. Ltd.	900	18,456
Rinnai Corp.	1,700	135,291
Riso Kagaku Corp.	1,800	31,544
Riso Kyoiku Co. Ltd.	1,300	7,905
Rock Field Co. Ltd.	1,200	19,650
Rohm Co. Ltd.	1,600	106,350
Rohto Pharmaceutical Co. Ltd.	5,000	93,685
Roland DG Corp.	500	15,045
Round One Corp.	3,300	26,233
Royal Holdings Co. Ltd.	1,800	36,362
Ryobi Ltd.	7,000	30,432
Ryoden Corp.	1,000	6,584
Ryohin Keikaku Co. Ltd.	1,000	219,078
Ryosan Co. Ltd.	1,900	57,172
Ryoyo Electro Corp.	1,600	23,613

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
S Foods, Inc.	500	$14,551
Sagami Chain Co. Ltd.	1,000	12,207
Saibu Gas Co. Ltd.	13,000	29,893
Saizeriya Co. Ltd.	1,600	40,212
Sakai Chemical Industry Co. Ltd.	4,000	14,012
Sakai Heavy Industries Ltd.	2,000	6,126
Sakai Moving Service Co. Ltd.	400	11,120
Sakai Ovex Co. Ltd.	300	4,861
Sakata INX Corp.	2,000	27,540
Sakata Seed Corp.	2,000	62,607
Sakurada Co. Ltd.*†	6,000	—
Sala Corp.	1,000	5,587
San Holdings, Inc.	200	2,917
San-A Co. Ltd.	800	36,360
San-Ai Oil Co. Ltd.	2,000	16,941
Sanden Holdings Corp.*	7,000	23,264
Sangetsu Corp.	4,200	70,207
San-In Godo Bank Ltd. (The)	7,000	56,086
Sanix, Inc.*	1,800	3,023
Sanken Electric Co. Ltd.*	7,000	30,746
Sanki Engineering Co. Ltd.	3,000	25,815
Sanko Metal Industrial Co. Ltd.	100	2,771
Sankyo Co. Ltd.	700	23,390
Sankyo Seiko Co. Ltd.	2,000	7,006
Sankyo Tateyama, Inc.	1,700	25,348
Sankyu, Inc.	15,000	90,946
Sanoh Industrial Co. Ltd.	1,400	10,475
Sanrio Co. Ltd.	2,000	36,738
Sanritsu Corp.	300	1,420
Sanshin Electronics Co. Ltd.	1,500	17,125
Santen Pharmaceutical Co. Ltd.	17,800	257,735
Sanwa Holdings Corp.	8,800	82,364
Sanyo Chemical Industries Ltd.	600	25,195
Sanyo Housing Nagoya Co. Ltd.	1,000	8,605
Sanyo Industries Ltd.	1,000	1,850
Sanyo Shokai Ltd.	6,000	8,892
Sanyo Special Steel Co. Ltd.	6,000	31,851
Sapporo Holdings Ltd.	2,500	67,592
Sata Construction Co. Ltd.	800	3,054
Sato Holdings Corp.	1,200	25,567
Sato Shoji Corp.	1,000	7,824
Satori Electric Co. Ltd.	900	6,556
Sawai Pharmaceutical Co. Ltd.	1,800	97,332
Saxa Holdings, Inc.	3,000	5,794
SBI Holdings, Inc.	11,260	156,970
SCREEN Holdings Co. Ltd.	2,200	161,843
Scroll Corp.	1,700	5,283
SCSK Corp.	2,232	88,614
Secom Co. Ltd.	8,400	601,272
Sega Sammy Holdings, Inc.	8,900	119,274
Seibu Electric Industry Co. Ltd.	200	3,974
Seibu Holdings, Inc.	7,600	125,404
Seika Corp.	4,000	12,647
Seikagaku Corp.	2,400	39,989
Seikitokyu Kogyo Co. Ltd.	600	2,862
Seiko Epson Corp.	13,600	286,342
Seiko Holdings Corp.	6,000	24,468
Seino Holdings Co. Ltd.	9,000	101,051
Seiren Co. Ltd.	3,200	47,743
Sekisui Chemical Co. Ltd.	21,000	352,924
Sekisui House Ltd.	31,200	513,134
Sekisui Jushi Corp.	1,000	16,608
Sekisui Plastics Co. Ltd.	1,000	6,988
Senko Group Holdings Co. Ltd.	4,000	25,761
Senshu Ikeda Holdings, Inc.	6,880	28,427
Senshukai Co. Ltd.	2,200	15,848
Seven & i Holdings Co. Ltd.	29,636	1,161,163
Seven Bank Ltd.	26,000	85,009
Shibaura Mechatronics Corp.	2,000	5,210
Shibusawa Warehouse Co. Ltd. (The)	3,000	9,539
Shibuya Corp.	700	19,020
Shiga Bank Ltd. (The)	1,000	5,129
Shikibo Ltd.	7,000	8,866
Shikoku Bank Ltd. (The)	8,000	20,911
Shikoku Chemicals Corp.	1,000	10,788
Shikoku Electric Power Co., Inc.(x)	7,600	83,489
Shima Seiki Manufacturing Ltd.	1,600	60,217
Shimachu Co. Ltd.	100	2,435
Shimadzu Corp.	8,000	127,118
Shimamura Co. Ltd.	800	105,704
Shimano, Inc.	2,900	423,291
Shimizu Bank Ltd. (The)	400	12,180
Shimizu Corp.	28,000	251,002
Shimojima Co. Ltd.	800	8,350
Shin Nippon Air Technologies Co. Ltd.	900	10,744
Shin Nippon Biomedical Laboratories Ltd.*	700	3,666
Shinagawa Refractories Co. Ltd.	3,000	8,165
Shindengen Electric Manufacturing Co. Ltd.	4,000	16,743
Shin-Etsu Chemical Co. Ltd.	11,300	978,866
Shin-Etsu Polymer Co. Ltd.	2,500	17,605
Shingakukai Co. Ltd.	600	3,147
Shinkawa Ltd.*	900	6,734
Shin-Keisei Electric Railway Co. Ltd.	1,000	3,728
Shinko Electric Industries Co. Ltd.	3,100	20,800
Shinko Plantech Co. Ltd.	2,600	19,781
Shinko Shoji Co. Ltd.	1,100	12,005
Shinmaywa Industries Ltd.	5,000	47,741
Shinnihon Corp.	1,600	12,848
Shinsei Bank Ltd.	79,000	145,468
Shinsho Corp.	300	6,456
Shinwa Co. Ltd.	600	10,094
Shinyei Kaisha	1,000	1,707
Shionogi & Co. Ltd.	11,200	578,259
Ship Healthcare Holdings, Inc.	1,500	39,895
Shiseido Co. Ltd.	15,900	418,459
Shizuoka Bank Ltd. (The)	7,000	56,966
Shizuoka Gas Co. Ltd.	3,000	20,345
SHO-BOND Holdings Co. Ltd.(x)	900	39,572
Shobunsha Publications, Inc.	700	4,389
Shochiku Co. Ltd.	4,000	47,103
Shoko Co. Ltd.*	4,000	3,018
Showa Corp.	2,600	22,070
Showa Denko KK	800	14,264
Showa Sangyo Co. Ltd.	5,000	26,408
Showa Shell Sekiyu KK	6,200	62,763
Shuei Yobiko Co. Ltd.	200	862
Siix Corp.	700	28,169
Sinanen Holdings Co. Ltd.	400	7,581
Sinfonia Technology Co. Ltd.	7,000	20,435
Sintokogio Ltd.	2,600	22,583
SK Japan Co. Ltd.	200	523
SKY Perfect JSAT Holdings, Inc.	9,000	37,995
Skylark Co. Ltd.(x)	3,900	57,136
SMC Corp.	10,400	3,075,254
SMK Corp.	3,000	10,671
SNT Corp.	1,200	7,233
Soda Nikka Co. Ltd.	1,000	4,509
SoftBank Group Corp.	34,606	2,443,837
Softbank Technology Corp.	200	7,096
Softbrain Co. Ltd.*	2,000	9,521
Sogo Medical Co. Ltd.	400	15,054

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sohgo Security Services Co. Ltd.	2,900	$108,232
Sojitz Corp.	39,100	97,987
Sompo Holdings, Inc.	12,550	459,817
Sony Corp.	56,400	1,907,863
Sony Financial Holdings, Inc.	7,300	117,306
Soshin Electric Co. Ltd.	600	1,611
Sotetsu Holdings, Inc.	15,000	69,658
SPK Corp.	200	4,563
Square Enix Holdings Co. Ltd.	4,000	113,177
SRA Holdings	600	15,866
ST Corp.	600	9,749
St Marc Holdings Co. Ltd.	800	23,498
Stanley Electric Co. Ltd.	6,700	191,076
Star Micronics Co. Ltd.	2,300	35,265
Start Today Co. Ltd.	9,300	205,748
Starzen Co. Ltd.	400	16,060
Stella Chemifa Corp.(x)	500	14,282
Studio Alice Co. Ltd.	500	10,280
Subaru Corp.	23,700	869,192
Sugi Holdings Co. Ltd.	1,500	68,849
Sugimoto & Co. Ltd.	600	8,192
Sumco Corp.	8,000	133,226
Sumida Corp.	700	10,437
Suminoe Textile Co. Ltd.	3,000	7,653
Sumiseki Holdings, Inc.	3,800	3,277
Sumitomo Bakelite Co. Ltd.	6,000	36,109
Sumitomo Chemical Co. Ltd.	44,000	245,828
Sumitomo Corp.	43,180	580,814
Sumitomo Dainippon Pharma Co. Ltd.	7,000	115,566
Sumitomo Densetsu Co. Ltd.	900	10,348
Sumitomo Electric Industries Ltd.	29,400	487,491
Sumitomo Forestry Co. Ltd.	4,800	72,864
Sumitomo Heavy Industries Ltd.	29,000	202,138
Sumitomo Metal Mining Co. Ltd.	20,000	284,470
Sumitomo Mitsui Construction Co. Ltd.	36,000	39,127
Sumitomo Mitsui Financial Group, Inc.	59,250	2,152,755
Sumitomo Mitsui Trust Holdings, Inc.	16,041	556,169
Sumitomo Osaka Cement Co. Ltd.	13,000	54,064
Sumitomo Precision Products Co. Ltd.	2,000	6,413
Sumitomo Real Estate Sales Co. Ltd.	880	28,337
Sumitomo Realty & Development Co. Ltd.	20,000	518,459
Sumitomo Riko Co. Ltd.	2,000	20,228
Sumitomo Rubber Industries Ltd.	6,500	110,756
Sumitomo Seika Chemicals Co. Ltd.	400	17,012
Sumitomo Warehouse Co. Ltd. (The)	9,000	49,475
Sun Frontier Fudousan Co. Ltd.	1,000	8,713
Sundrug Co. Ltd.	600	20,129
Suntory Beverage & Food Ltd.(x)	4,600	193,784
Sun-Wa Technos Corp.	600	6,068
Suruga Bank Ltd.	5,500	115,800
Suzuden Corp.	300	2,932
Suzuken Co. Ltd.	3,190	104,585
Suzuki Motor Corp.	15,000	622,743
SWCC Showa Holdings Co. Ltd.*	15,000	11,587
Sysmex Corp.	6,400	388,036
Systena Corp.	1,000	15,369
T Hasegawa Co. Ltd.	1,600	30,382
T RAD Co. Ltd.	4,000	11,857
T&D Holdings, Inc.	29,500	428,204
Tac Co. Ltd.	700	1,402
Tachibana Eletech Co. Ltd.	840	10,442
Tachi-S Co. Ltd.	1,600	31,862
Tadano Ltd.	5,000	58,340
Taihei Dengyo Kaisha Ltd.	1,000	9,791
Taiheiyo Cement Corp.	61,787	206,456
Taiheiyo Kouhatsu, Inc.	4,000	3,485
Taiho Kogyo Co. Ltd.	800	11,943
Taikisha Ltd.	2,100	51,382
Taiko Pharmaceutical Co. Ltd.	400	6,801
Taisei Corp.	45,000	327,809
Taisei Lamick Co. Ltd.	300	7,561
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	162,400
Taiyo Holdings Co. Ltd.	900	39,329
Taiyo Nippon Sanso Corp.	7,600	88,882
Taiyo Yuden Co. Ltd.	4,700	59,357
Takachiho Koheki Co. Ltd.	500	4,509
Takadakiko Co. Ltd.	1,000	2,398
Takamatsu Construction Group Co. Ltd.	1,000	23,381
Takano Co. Ltd.	400	3,629
Takaoka Toko Co. Ltd.	400	7,304
Taka-Q Co. Ltd.	500	876
Takara Holdings, Inc.	6,000	64,726
Takara Leben Co. Ltd.	4,400	19,603
Takara Printing Co. Ltd.	700	10,469
Takara Standard Co. Ltd.	2,500	39,792
Takasago International Corp.	800	25,653
Takasago Thermal Engineering Co. Ltd.	3,900	54,859
Takashima & Co. Ltd.	2,000	3,539
Takashimaya Co. Ltd.	1,000	8,749
Takata Corp.(x)*	1,900	8,192
Take And Give Needs Co. Ltd.	600	5,228
Takeda Pharmaceutical Co. Ltd.	27,800	1,305,724
Takihyo Co. Ltd.	1,000	4,042
Takuma Co. Ltd.	4,000	39,127
Tamron Co. Ltd.	1,200	21,698
Tamura Corp.	3,000	13,312
Tanaka Co. Ltd.	300	1,849
Tanseisha Co. Ltd.	1,950	17,218
TASAKI & Co. Ltd.	200	3,945
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	9,090
Taya Co. Ltd.	200	1,186
Tayca Corp.	2,000	13,599
TBK Co. Ltd.	1,000	4,509
TDC Software Engineering, Inc.	400	4,843
TDK Corp.	4,300	272,299
Teac Corp.*	6,000	2,264
TechnoPro Holdings, Inc.	1,500	57,869
Teijin Ltd.	5,200	98,040
Teikoku Electric Manufacturing Co. Ltd.	800	7,969
Teikoku Sen-I Co. Ltd.	1,000	14,767
Teikoku Tsushin Kogyo Co. Ltd.	2,000	3,395
Tekken Corp.	8,000	24,073
Temp Holdings Co. Ltd.(x)	5,100	95,009
Ten Allied Co. Ltd.*	800	2,774
Tenma Corp.	1,100	20,305
Terumo Corp.	11,000	381,883
T-Gaia Corp.	2,000	34,402
THK Co. Ltd.	5,300	133,440
Tigers Polymer Corp.	600	3,870
TIS, Inc.	4,000	101,752
Titan Kogyo Ltd.	1,000	1,752
TKC Corp.	900	25,707
Toa Corp (Tokyo Stock Exchange)*	1,100	19,949

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Toa Corp. (Osaka Securities Exchange)	1,000	$8,677
TOA ROAD Corp.	2,000	5,982
Toabo Corp.	400	1,951
Toagosei Co. Ltd.	6,500	74,149
Tobishima Corp.	8,000	12,216
Tobu Railway Co. Ltd.	34,000	172,245
Tobu Store Co. Ltd.	100	2,726
TOC Co. Ltd.	4,700	38,713
Tocalo Co. Ltd.	600	15,581
Tochigi Bank Ltd. (The)	6,000	27,648
Toda Corp.	14,000	84,254
Toda Kogyo Corp.	1,000	2,452
Toei Co. Ltd.	5,000	42,711
Toenec Corp.	1,000	4,994
Toho Bank Ltd. (The)	10,000	37,636
Toho Co. Ltd.	5,800	152,482
Toho Gas Co. Ltd.	21,000	148,451
Toho Holdings Co. Ltd.	3,700	77,436
Toho Titanium Co. Ltd.	2,100	16,430
Toho Zinc Co. Ltd.	7,000	34,330
Tohoku Bank Ltd. (The)	6,000	8,300
Tohoku Electric Power Co., Inc.	11,300	153,062
Tohto Suisan Co. Ltd.	200	3,341
Tokai Carbon Co. Ltd.	12,000	52,277
TOKAI Holdings Corp.	2,000	15,378
Tokai Rika Co. Ltd.	2,900	58,427
Tokai Senko KK	1,000	1,267
Tokai Tokyo Financial Holdings, Inc.	9,600	49,927
Token Corp.*	520	40,869
Tokio Marine Holdings, Inc.	176,600	7,449,148
Tokushu Tokai Paper Co. Ltd.	800	29,929
Tokuyama Corp.*	11,000	53,157
Tokyo Broadcasting System Holdings, Inc.	3,700	66,070
Tokyo Century Corp.	2,800	95,320
Tokyo Dome Corp.	4,500	41,795
Tokyo Electric Power Co. Holdings, Inc.*	49,500	193,856
Tokyo Electron Ltd.	4,900	534,982
Tokyo Energy & Systems, Inc.	1,000	8,605
Tokyo Gas Co. Ltd.	45,000	204,770
Tokyo Individualized Educational Institute, Inc.	900	12,838
Tokyo Keiki, Inc.	4,000	8,300
Tokyo Kikai Seisakusho Ltd.*	3,000	1,778
Tokyo Ohka Kogyo Co. Ltd.	2,300	76,336
Tokyo Rakutenchi Co. Ltd.	2,000	9,683
Tokyo Rope Manufacturing Co. Ltd.	800	12,108
Tokyo Sangyo Co. Ltd.	1,000	4,096
Tokyo Seimitsu Co. Ltd.	100	3,148
Tokyo Steel Manufacturing Co. Ltd.	3,800	31,914
Tokyo Tatemono Co. Ltd.	11,091	146,246
Tokyo Tekko Co. Ltd.	2,000	8,210
Tokyo Theatres Co., Inc.	4,000	5,246
Tokyo TY Financial Group, Inc.	1,451	43,466
Tokyotokeiba Co. Ltd.	8,000	18,539
Tokyu Construction Co. Ltd.	4,940	38,826
Tokyu Corp.	36,000	254,810
Tokyu Fudosan Holdings Corp.	22,174	120,301
Toli Corp.	3,000	10,213
Tomato Bank Ltd.	400	5,659
Tomen Devices Corp.	100	1,994
Tomoe Corp.	1,800	5,918
Tomoe Engineering Co. Ltd.	400	6,532
Tomoegawa Co. Ltd.	2,000	4,132
Tomoku Co. Ltd.	4,000	12,036
TOMONY Holdings, Inc.	9,400	49,816
Tomy Co. Ltd.	3,700	36,990
Tonami Holdings Co. Ltd.	2,000	7,276
Top Culture Co. Ltd.	400	1,761
Topcon Corp.	2,800	50,100
Toppan Forms Co. Ltd.	2,600	25,456
Toppan Printing Co. Ltd.	1,000	10,195
Topre Corp.	2,500	65,054
Topy Industries Ltd.	1,000	26,570
Toray Industries, Inc.	54,000	478,739
Torigoe Co. Ltd. (The)	1,200	8,839
Torii Pharmaceutical Co. Ltd.	800	20,638
Torishima Pump Manufacturing Co. Ltd.	1,500	14,740
Tose Co. Ltd.	300	2,177
Toshiba Corp.(x)*	169,000	366,447
Toshiba Machine Co. Ltd.	7,000	28,420
Toshiba Plant Systems & Services Corp.	2,000	29,192
Toshiba TEC Corp.*	7,000	39,172
Tosho Printing Co. Ltd.	1,000	4,590
Tosoh Corp.	26,000	228,402
Totetsu Kogyo Co. Ltd.	1,000	28,698
TOTO Ltd.	6,500	245,509
Totoku Electric Co. Ltd.	100	1,587
Tottori Bank Ltd. (The)	300	4,716
Toukei Computer Co. Ltd.	200	4,152
Tow Co. Ltd.	600	3,880
Towa Bank Ltd. (The)	13,000	13,779
Towa Corp.	1,200	21,417
Towa Pharmaceutical Co. Ltd.	600	30,342
Toyo Construction Co. Ltd.	3,600	12,935
Toyo Corp.	1,600	14,530
Toyo Denki Seizo KK	400	6,101
Toyo Engineering Corp.	8,000	20,049
Toyo Ink SC Holdings Co. Ltd.	1,000	4,815
Toyo Kanetsu KK	6,000	15,899
Toyo Kohan Co. Ltd.	3,000	10,375
Toyo Logistics Co. Ltd.	1,000	3,108
Toyo Machinery & Metal Co. Ltd.	1,000	4,940
Toyo Securities Co. Ltd.	4,000	9,234
Toyo Seikan Group Holdings Ltd.	7,600	123,424
Toyo Shutter Co. Ltd.	200	1,126
Toyo Sugar Refining Co. Ltd.	2,000	2,084
Toyo Suisan Kaisha Ltd.	900	33,508
Toyo Tanso Co. Ltd.	700	11,720
Toyo Tire & Rubber Co. Ltd.	5,000	89,823
Toyo Wharf & Warehouse Co. Ltd.	3,000	4,904
Toyobo Co. Ltd.	17,000	29,471
Toyoda Gosei Co. Ltd.	2,400	61,029
Toyota Boshoku Corp.	1,800	41,762
Toyota Industries Corp.	7,000	347,705
Toyota Motor Corp.	91,180	4,948,438
Toyota Tsusho Corp.	9,300	281,514
TPR Co. Ltd.	1,500	49,245
Transcosmos, Inc.	1,600	37,596
Trend Micro, Inc.	4,900	217,866
Trusco Nakayama Corp.	3,000	69,550
TS Tech Co. Ltd.	2,300	61,813
TSI Holdings Co. Ltd.	4,825	34,715
Tsubakimoto Chain Co.	6,000	50,013
Tsubakimoto Kogyo Co. Ltd.	1,000	3,674
Tsudakoma Corp.*	3,000	4,527
Tsugami Corp.	3,000	19,941
Tsukamoto Corp. Co. Ltd.	2,000	2,228
Tsukishima Kikai Co. Ltd.	2,000	21,108
Tsukuba Bank Ltd.	5,400	15,133

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Tsumura & Co.	2,700	$84,640
Tsuruha Holdings, Inc.	1,700	157,280
Tsutsumi Jewelry Co. Ltd.	500	9,342
TV Asahi Holdings Corp.	3,000	56,696
Tv Tokyo Holdings Corp.	500	11,430
TYK Corp.	1,000	1,886
UACJ Corp.	12,266	32,172
Ube Industries Ltd.	1,000	2,255
Uchida Yoko Co. Ltd.	400	9,273
Ueki Corp.	1,000	2,299
UKC Holdings Corp.	700	12,852
Ulvac, Inc.	2,200	102,560
Unicafe, Inc.	300	2,582
Unicharm Corp.	17,000	407,325
Uniden Holdings Corp.	3,000	4,904
Union Tool Co.	800	25,079
Unipres Corp.	1,600	33,328
United Arrows Ltd.	1,100	33,297
United Super Markets Holdings, Inc.	3,520	32,187
Unitika Ltd.*	29,000	24,225
U-Shin Ltd.	1,400	9,192
Ushio, Inc.	6,300	79,620
USS Co. Ltd.	9,100	151,708
Utoc Corp.	900	3,379
Valor Holdings Co. Ltd.	2,400	56,632
Vital KSK Holdings, Inc.	2,300	21,320
Wacoal Holdings Corp.	1,000	12,342
Wacom Co. Ltd.	8,000	28,887
Wakachiku Construction Co. Ltd.	7,000	9,180
Wakamoto Pharmaceutical Co. Ltd.	1,000	2,326
Warabeya Nichiyo Holdings Co. Ltd.	700	16,235
Watabe Wedding Corp.	300	1,611
WATAMI Co. Ltd.	1,400	15,681
Weathernews, Inc.	300	9,728
Welcia Holdings Co. Ltd.	2,000	55,960
West Japan Railway Co.	6,900	448,782
Wood One Co. Ltd.	2,000	5,156
Xebio Holdings Co. Ltd.	1,400	21,705
YAC Holdings Co. Ltd.	500	6,382
Yahagi Construction Co. Ltd.	1,700	15,010
Yahoo Japan Corp.(x)	63,900	295,020
Yaizu Suisankagaku Industry Co. Ltd.	600	6,936
Yakult Honsha Co. Ltd.	5,200	288,655
YAMABIKO Corp.	2,000	23,426
Yamada Denki Co. Ltd.(x)	20,600	102,695
Yamada SxL Home Co. Ltd.*	6,000	4,258
Yamagata Bank Ltd. (The)	7,000	30,495
Yamaguchi Financial Group, Inc.	1,000	10,842
Yamaha Corp.	6,100	167,938
Yamaha Motor Co. Ltd.	12,300	296,203
Yamaichi Electronics Co. Ltd.	1,200	17,753
Yamanashi Chuo Bank Ltd. (The)	7,000	31,312
Yamashita Medical Instruments Co. Ltd.	100	1,552
Yamatane Corp.	600	8,181
Yamato Corp.	1,000	5,102
Yamato Holdings Co. Ltd.	14,700	307,983
Yamato International, Inc.	700	2,622
Yamato Kogyo Co. Ltd.	1,200	30,957
Yamaura Corp.	500	2,798
Yamaya Corp.	110	1,649
Yamazaki Baking Co. Ltd.	6,000	123,417
Yamazawa Co. Ltd.	300	4,880
Yamazen Corp.	4,700	42,301
Yaoko Co. Ltd.	1,000	37,995
Yaskawa Electric Corp.	9,000	180,598
Yasuda Logistics Corp.	1,000	6,728
Yellow Hat Ltd.	1,100	25,492
Yodogawa Steel Works Ltd.	1,800	48,828
Yokogawa Bridge Holdings Corp.	2,000	23,174
Yokogawa Electric Corp.	8,800	138,486
Yokohama Reito Co. Ltd.	2,600	25,830
Yokohama Rubber Co. Ltd. (The)	5,000	97,862
Yokowo Co. Ltd.	1,000	12,378
Yomeishu Seizo Co. Ltd.	500	9,418
Yomiuri Land Co. Ltd.	2,000	7,725
Yondenko Corp.	1,000	3,934
Yondoshi Holdings, Inc.	900	20,024
Yorozu Corp.	700	10,771
Yoshinoya Holdings Co. Ltd.	3,000	43,627
Yuasa Trading Co. Ltd.	1,200	33,252
Yuken Kogyo Co. Ltd.	2,000	4,060
Yurtec Corp.	2,000	13,761
Yusen Logistics Co. Ltd.	900	9,062
Yushin Precision Equipment Co. Ltd.	600	15,726
Yushiro Chemical Industry Co. Ltd.	600	7,410
Zappallas, Inc.*	1,000	4,500
Zenkoku Hosho Co. Ltd.	2,400	81,703
Zenrin Co. Ltd.	1,700	36,144
Zensho Holdings Co. Ltd.	4,600	77,059
Zeon Corp.	7,000	79,916
ZERIA Pharmaceutical Co. Ltd.	1,100	16,915
Zuken, Inc.	800	9,801

		176,389,375

Jersey (0.0%)
Randgold Resources Ltd.	6,151	536,764

Macau (0.0%)
MGM China Holdings Ltd.	80,000	166,763

Mexico (0.3%)
Becle SAB de CV*	22,800	40,273
Fibra Uno Administracion SA de CV (REIT)	218,800	374,907
Fresnillo plc	12,042	234,760
Grupo Televisa SAB (ADR)	79,311	2,057,327

		2,707,267

Netherlands (4.2%)
ASML Holding NV	75,129	9,970,363
Heineken NV	67,080	5,710,563
ING Groep NV	394,855	5,968,848
Koninklijke Ahold Delhaize NV*	110,000	2,354,001
Koninklijke Philips NV	101,424	3,260,040
Royal Dutch Shell plc, Class A	279,054	7,328,177
Royal Dutch Shell plc, Class B	236,405	6,470,310

		41,062,302

New Zealand (0.0%)
Fletcher Building Ltd.	14,684	84,700
SKY Network Television Ltd.	9,950	26,682
SKYCITY Entertainment Group Ltd.	12,612	36,519
Spark New Zealand Ltd.	15,442	37,517
Trade Me Group Ltd.	13,185	46,942

		232,360

Norway (0.1%)
Statoil ASA	82,348	1,406,961

South Africa (0.1%)
Mondi plc	24,806	598,901

Spain (3.3%)
Banco Bilbao Vizcaya Argentaria SA	1,325,237	10,278,056
Banco Santander SA	1,452,051	8,899,281
Iberdrola SA	587,415	4,201,717
Industria de Diseno Textil SA	108,131	3,811,301
Telefonica SA	426,920	4,775,270

		31,965,625

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sweden (1.1%)
Atlas Copco AB, Class A	210,464	$7,429,122
Investor AB, Class B	83,897	3,531,658

		10,960,780

Switzerland (3.5%)
Cie Financiere Richemont SA (Registered)	56,988	4,506,015
Coca-Cola HBC AG*	12,700	327,943
Glencore plc*	705,282	2,767,143
LafargeHolcim Ltd. (Registered)*	63,005	3,723,752
Nestle SA (Registered)	63,014	4,834,649
Novartis AG (Registered)	85,686	6,360,259
Roche Holding AG	20,492	5,233,219
UBS Group AG (Registered)	313,918	5,023,816
Wolseley plc	17,072	1,073,753

		33,850,549

United Kingdom (16.6%)
3i Group plc	63,063	592,192
Admiral Group plc	12,783	318,555
Anglo American plc*	83,232	1,271,711
Ashtead Group plc	34,116	706,557
Associated British Foods plc	23,140	755,534
AstraZeneca plc	81,170	4,995,909
Aviva plc	264,335	1,761,906
Babcock International Group plc	33,507	370,272
BAE Systems plc	207,523	1,670,536
Barclays plc	1,098,340	3,097,624
Barratt Developments plc	71,420	489,020
BP plc	1,165,258	6,680,009
British American Tobacco plc	119,041	7,904,763
British Land Co. plc (The) (REIT)	251,732	1,923,910
BT Group plc	556,506	2,218,638
Bunzl plc	21,022	611,052
Burberry Group plc	29,041	627,286
Centrica plc	334,294	908,876
Compass Group plc	110,284	2,080,913
CYBG plc (CDI)*	42,653	147,293
Diageo plc	340,813	9,750,650
Direct Line Insurance Group plc	89,880	391,209
easyJet plc	16,309	209,648
Experian plc	65,771	1,341,545
GKN plc	106,406	484,337
GlaxoSmithKline plc	311,044	6,467,188
Great Portland Estates plc (REIT)	92,067	751,510
Hammerson plc (REIT)	51,731	370,087
Hargreaves Lansdown plc	15,090	245,971
Henderson Group plc (CDI)	46,926	136,594
HSBC Holdings plc	1,264,052	10,308,503
Imperial Brands plc	64,139	3,107,512
Indivior plc	228,469	922,007
InterContinental Hotels Group plc	13,743	672,903
International Consolidated Airlines Group SA	121,144	802,923
Intertek Group plc	10,830	533,801
Intu Properties plc (REIT)(x)	61,746	215,994
ITV plc	247,389	678,489
J Sainsbury plc	94,446	312,750
Johnson Matthey plc	12,801	493,982
Kingfisher plc	156,757	640,463
Land Securities Group plc (REIT)	173,210	2,298,187
Legal & General Group plc	393,670	1,219,756
Liberty Global plc, Class A*	45,159	1,619,853
Liberty Global plc, Class C*	40,834	1,430,823
Liberty Global plc LiLAC, Class A*	4,307	95,787
Liberty Global plc LiLAC, Class C*	5,094	117,366
Lloyds Banking Group plc	10,100,958	8,393,121
London Stock Exchange Group plc	20,340	808,097
Marks & Spencer Group plc	108,582	458,463
Merlin Entertainments plc§	44,702	268,610
National Grid plc	246,989	3,136,301
Next plc	9,973	539,791
Old Mutual plc	332,698	836,176
Pearson plc	54,130	462,868
Persimmon plc*	20,795	545,572
Prudential plc	169,839	3,587,661
Reckitt Benckiser Group plc	106,868	9,755,584
RELX plc	75,182	1,473,218
Rio Tinto Ltd.	14,772	682,340
Rio Tinto plc	82,844	3,331,308
Rolls-Royce Holdings plc*	668,490	6,315,135
Royal Bank of Scotland Group plc*	148,548	450,586
Royal Mail plc	40,340	214,803
RSA Insurance Group plc	68,900	506,295
Sage Group plc (The)	71,377	563,845
Schroders plc	7,268	275,914
Severn Trent plc	17,177	512,632
Sky plc	69,560	850,601
Smith & Nephew plc	59,743	910,200
SSE plc	67,344	1,245,379
St James’s Place plc	34,729	462,097
Standard Chartered plc*	794,151	7,591,787
Standard Life plc	128,830	572,525
Taylor Wimpey plc	214,642	519,294
Tesco plc*	526,295	1,223,837
Unilever NV (CVA)	159,136	7,906,016
Unilever plc	79,175	3,907,919
United Utilities Group plc	46,175	574,766
Vodafone Group plc	1,723,556	4,493,802
Weir Group plc (The)	67,664	1,625,160
Whitbread plc	11,968	593,491
WPP plc	88,328	1,938,871

		162,286,459

United States (4.6%)
Carnival plc	12,177	698,446
Iron Mountain, Inc. (CDI)	3,710	129,987
Las Vegas Sands Corp.	265,122	15,130,513
News Corp. (CDI), Class B	2,956	40,312
ResMed, Inc. (CDI)	40,591	288,097
Schlumberger Ltd.	125,782	9,823,574
Shire plc	191,080	11,158,626
Sims Metal Management Ltd.	6,823	64,430
Wynn Resorts Ltd.	70,314	8,058,688

		45,392,673

Total Common Stocks (89.8%) (Cost $812,669,003)		879,594,536

	Number of Rights	Value (Note 1)
RIGHTS:
Germany (0.0%)
Deutsche Bank AG, expiring 4/6/17* (Cost $—)	138,734	331,523

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	5,334,400	5,336,000

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.5%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,000,066, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $1,020,001.(xx)	$1,000,000	$1,000,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $1,700,125, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $1,734,000.(xx)	1,700,000	1,700,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $900,071, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $918,002.(xx)	900,000	900,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $5,000,542, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $5,489,933.(xx)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $584,770, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $596,425.(xx)	584,731	584,731
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $1,000,090, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,020,616.(xx)	1,000,000	1,000,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $1,000,069, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,020,616.(xx)	1,000,000	1,000,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $1,000,108, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $1,020,165.(xx)	1,000,000	1,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $1,000,071, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $1,020,072.(xx)	1,000,000	1,000,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $4,000,653, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $4,080,555.(xx)	4,000,000	4,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $5,000,408, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $5,100,417.(xx)	5,000,000	5,000,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $750,049, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $765,000.(xx)	750,000	750,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $2,000,315, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $2,040,001.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		24,934,731

Total Short-Term Investments (3.1%) (Cost $30,270,919)		30,270,731

Total Investments (92.9%) (Cost $842,939,922)		910,196,790
Other Assets Less Liabilities (7.1%)		69,142,375

Net Assets (100%)		$979,339,165

*	Non-income producing.

†	Securities (totaling $49,915 or 0.0% of net assets) held at fair value by management.

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $268,610 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $26,278,831. This was secured by cash collateral of $24,934,731 which was subsequently invested in joint repurchase agreements with a total value of $24,934,731 for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $2,696,137 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 4/13/17-5/15/46.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$116,863,537	11.9%
Consumer Staples	112,762,687	11.5
Energy	52,481,074	5.4
Financials	174,257,632	17.8
Health Care	110,299,730	11.3
Industrials	112,934,586	11.5
Information Technology	51,323,933	5.2
Investment Company	5,336,000	0.6
Materials	65,349,092	6.7
Real Estate	23,348,666	2.4
Repurchase Agreements	24,934,731	2.5
Telecommunication Services	38,659,119	3.9
Utilities	21,646,003	2.2
Cash and Other	69,142,375	7.1

		100.0%

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
AXA SA	$5,418,028	$—	$263,429	$5,282,455	$—	$(8,908)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	1,018	June-17	$36,427,196	$37,206,442	$779,246
FTSE 100 Index	255	June-17	23,215,378	23,244,458	29,080
SPI 200 Index	82	June-17	8,994,444	9,159,137	164,693
TOPIX Index	169	June-17	23,399,943	22,959,894	(440,049)

					$532,970

At March 31, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/16/17	Morgan Stanley	993	$757,643	$749,829	$7,814
British Pound vs. U.S. Dollar, expiring 6/16/17	Morgan Stanley	1,615	2,026,594	1,963,271	63,323
European Union Euro vs. U.S. Dollar, expiring 6/16/17	Morgan Stanley	3,360	3,596,610	3,588,231	8,379
Japanese Yen vs. U.S. Dollar, expiring 6/16/17	Morgan Stanley	267,360	2,408,452	2,335,120	73,332
Mexican Peso vs. U.S. Dollar, expiring 4/3/17	JPMorgan Chase Bank	125	6,654	6,666	(12)
Mexican Peso vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	145	7,728	7,732	(4)
Mexican Peso vs. U.S. Dollar, expiring 4/5/17	JPMorgan Chase Bank	349	18,636	18,688	(52)

					$152,780

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 6/16/17	Morgan Stanley	42,338	$382,474	$381,395	$1,079

					$153,859

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$28,510,358	$88,353,179	$—	$116,863,537
Consumer Staples	804,916	111,957,771	—	112,762,687
Energy	9,823,574	42,657,500	—	52,481,074
Financials	6,593,186	167,332,923	—	173,926,109
Health Care	3,766,724	106,533,006	—	110,299,730
Industrials	—	112,884,671	49,915	112,934,586
Information Technology	6,142,212	45,181,721	—	51,323,933
Materials	7,135,628	58,213,464	—	65,349,092
Real Estate	374,907	22,973,759	—	23,348,666
Telecommunication Services	—	38,659,119	—	38,659,119
Utilities	—	21,646,003	—	21,646,003
Forward Currency Contracts	—	153,927	—	153,927
Futures	973,019	—	—	973,019
Rights
Financials	—	331,523	—	331,523
Short-Term Investments
Investment Companies	5,336,000	—	—	5,336,000
Repurchase Agreements	—	24,934,731	—	24,934,731

Total Assets	$69,460,524	$841,813,297	$49,915	$911,323,736

Liabilities:
Forward Currency Contracts	$—	$(68)	$—	$(68)
Futures	(440,049)	—	—	(440,049)

Total Liabilities	$(440,049)	$(68)	$—	$(440,117)

Total	$69,020,475	$841,813,229	$49,915	$910,883,619

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$161,206,036
Aggregate gross unrealized depreciation	(98,642,162)

Net unrealized appreciation	$62,563,874

Federal income tax cost of investments	$847,632,916

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.0%)
Auto Components (0.6%)
BorgWarner, Inc.	13,130	$548,703
Delphi Automotive plc	175,123	14,095,650
Goodyear Tire & Rubber Co. (The)	17,062	614,232

		15,258,585

Automobiles (0.3%)
Ford Motor Co.	258,760	3,011,966
General Motors Co.	90,739	3,208,531
Harley-Davidson, Inc.	11,980	724,790

		6,945,287

Distributors (0.1%)
Genuine Parts Co.	9,879	912,919
LKQ Corp.*	20,923	612,416

		1,525,335

Diversified Consumer Services (0.4%)
Grand Canyon Education, Inc.*	149,437	10,701,184
H&R Block, Inc.	14,477	336,590

		11,037,774

Hotels, Restaurants & Leisure (1.8%)
Aramark	185,883	6,853,506
Carnival Corp.	27,832	1,639,583
Chipotle Mexican Grill, Inc.*	1,893	843,369
Darden Restaurants, Inc.	8,214	687,265
Marriott International, Inc., Class A	20,675	1,947,172
McDonald’s Corp.	54,419	7,053,247
Norwegian Cruise Line Holdings Ltd.*	91,000	4,616,430
Panera Bread Co., Class A*	18,500	4,844,595
Royal Caribbean Cruises Ltd.	11,288	1,107,466
Starbucks Corp.	191,238	11,166,386
Wyndham Worldwide Corp.	7,331	617,930
Wynn Resorts Ltd.	21,883	2,508,011
Yum Brands, Inc.	45,165	2,886,044
Yum China Holdings, Inc.*	22,800	620,160

		47,391,164

Household Durables (1.1%)
DR Horton, Inc.	23,145	770,960
Garmin Ltd.	7,490	382,814
Leggett & Platt, Inc.	9,053	455,547
Lennar Corp., Class A	44,402	2,272,938
Mohawk Industries, Inc.*	4,279	981,988
Newell Brands, Inc.	297,417	14,029,159
PulteGroup, Inc.	19,142	450,794
TRI Pointe Group, Inc.*	417,214	5,231,864
Whirlpool Corp.	27,026	4,630,365

		29,206,429

Internet & Direct Marketing Retail (2.3%)
Amazon.com, Inc.*	31,364	27,805,441
Expedia, Inc.	37,998	4,794,208
Netflix, Inc.*	47,703	7,050,980
Priceline Group, Inc. (The)*	10,520	18,725,284
TripAdvisor, Inc.*	7,806	336,907

		58,712,820

Leisure Products (0.3%)
Acushnet Holdings Corp.*	280,800	4,852,224
Callaway Golf Co.	203,768	2,255,712
Hasbro, Inc.	7,405	739,167
Mattel, Inc.	23,433	600,119

		8,447,222

Media (2.8%)
CBS Corp. (Non-Voting), Class B	24,899	1,726,995
Charter Communications, Inc., Class A*	55,196	18,066,755
Comcast Corp., Class A	386,308	14,521,318
Discovery Communications, Inc., Class A(x)*	9,047	263,177
Discovery Communications, Inc., Class C*	15,231	431,190
DISH Network Corp., Class A*	15,013	953,175
Gannett Co., Inc.	117,322	983,158
Interpublic Group of Cos., Inc. (The)	26,379	648,132
News Corp., Class A	23,685	307,905
News Corp., Class B	8,455	114,143
Omnicom Group, Inc.	15,655	1,349,618
Scripps Networks Interactive, Inc., Class A	41,258	3,233,389
TEGNA, Inc.	13,889	355,836
Time Warner, Inc.	51,585	5,040,370
Twenty-First Century Fox, Inc., Class A	71,233	2,307,237
Twenty-First Century Fox, Inc., Class B	330,667	10,508,597
Viacom, Inc., Class B	22,756	1,060,885
Walt Disney Co. (The)	96,619	10,955,628

		72,827,508

Multiline Retail (0.3%)
Dollar General Corp.	53,962	3,762,770
Dollar Tree, Inc.*	15,595	1,223,584
Kohl’s Corp.	11,464	456,382
Macy’s, Inc.	19,810	587,168
Nordstrom, Inc.(x)	7,918	368,741
Target Corp.	37,245	2,055,552

		8,454,197

Specialty Retail (1.5%)
Advance Auto Parts, Inc.	15,786	2,340,432
AutoNation, Inc.*	4,623	195,507
AutoZone, Inc.*	5,404	3,907,362
Bed Bath & Beyond, Inc.	10,249	404,426
Best Buy Co., Inc.	17,690	869,464
CarMax, Inc.*	12,391	733,795
Foot Locker, Inc.	8,894	665,360
Gap, Inc. (The)	14,879	361,411
Home Depot, Inc. (The)	81,035	11,898,369
L Brands, Inc.	15,722	740,506
Lowe’s Cos., Inc.	57,654	4,739,735
Office Depot, Inc.	330,491	1,541,741
O’Reilly Automotive, Inc.*	6,093	1,644,135
Ross Stores, Inc.	26,251	1,729,153
Signet Jewelers Ltd.	4,573	316,772
Staples, Inc.	249,257	2,185,984
Tiffany & Co.	6,991	666,242
TJX Cos., Inc. (The)	43,153	3,412,539
Tractor Supply Co.	8,694	599,625
Ulta Beauty, Inc.*	3,856	1,099,847

		40,052,405

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	18,743	774,648
Hanesbrands, Inc.	24,769	514,204
Michael Kors Holdings Ltd.*	10,586	403,432
NIKE, Inc., Class B	151,087	8,420,079
PVH Corp.	5,156	533,491
Ralph Lauren Corp.	3,769	307,626
Under Armour, Inc., Class A(x)*	12,103	239,397
Under Armour, Inc., Class C*	13,389	245,019
VF Corp.	21,875	1,202,469

		12,640,365

Total Consumer Discretionary		312,499,091

Consumer Staples (6.5%)
Beverages (1.1%)
Brown-Forman Corp., Class B	12,121	559,748

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co. (The)	257,207	$10,915,865
Constellation Brands, Inc., Class A	11,515	1,866,236
Dr Pepper Snapple Group, Inc.	12,205	1,195,114
Molson Coors Brewing Co., Class B	12,171	1,164,886
Monster Beverage Corp.*	26,785	1,236,663
PepsiCo, Inc.	95,043	10,631,510

		27,570,022

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	29,217	4,899,399
CVS Health Corp.	68,254	5,357,939
Kroger Co. (The)	61,035	1,799,922
Sysco Corp.	33,419	1,735,114
Walgreens Boots Alliance, Inc.	124,360	10,328,098
Wal-Mart Stores, Inc.	242,886	17,507,223
Whole Foods Market, Inc.	21,287	632,650

		42,260,345

Food Products (1.5%)
Archer-Daniels-Midland Co.	38,205	1,758,958
Campbell Soup Co.	13,096	749,615
Conagra Brands, Inc.	27,472	1,108,220
General Mills, Inc.	38,484	2,270,941
Hershey Co. (The)	9,154	1,000,075
Hormel Foods Corp.	55,093	1,907,871
JM Smucker Co. (The)	7,604	996,732
Kellogg Co.	16,702	1,212,732
Kraft Heinz Co. (The)	84,381	7,662,639
McCormick & Co., Inc. (Non-Voting)	7,615	742,843
Mead Johnson Nutrition Co.	59,402	5,291,530
Mondelez International, Inc., Class A	199,136	8,578,780
Nomad Foods Ltd.*	346,231	3,964,345
Tyson Foods, Inc., Class A	19,326	1,192,607

		38,437,888

Household Products (1.1%)
Church & Dwight Co., Inc.	16,777	836,669
Clorox Co. (The)	8,530	1,150,100
Colgate-Palmolive Co.	58,913	4,311,842
Kimberly-Clark Corp.	23,766	3,128,319
Procter & Gamble Co. (The)	212,203	19,066,439

		28,493,369

Personal Products (0.1%)
Coty, Inc., Class A	63,126	1,144,474
Estee Lauder Cos., Inc. (The), Class A	14,554	1,234,034

		2,378,508

Tobacco (1.1%)
Altria Group, Inc.	128,657	9,188,683
Philip Morris International, Inc.	146,800	16,573,720
Reynolds American, Inc.	54,845	3,456,332

		29,218,735

Total Consumer Staples		168,358,867

Energy (4.9%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	28,213	1,687,702
Ensco plc, Class A	51,116	457,488
Halliburton Co.	287,617	14,153,632
Helmerich & Payne, Inc.(x)	7,458	496,479
National Oilwell Varco, Inc.	24,795	994,032
Schlumberger Ltd.	118,338	9,242,197
TechnipFMC plc*	30,946	1,005,745
Transocean Ltd.(x)*	27,159	338,130

		28,375,405

Oil, Gas & Consumable Fuels (3.8%)
Anadarko Petroleum Corp.	37,101	2,300,262
Apache Corp.	25,196	1,294,822
Cabot Oil & Gas Corp.	32,701	781,881
Chesapeake Energy Corp.(x)*	46,352	275,331
Chevron Corp.	156,697	16,824,556
Cimarex Energy Co.	6,426	767,843
Concho Resources, Inc.*	9,711	1,246,310
ConocoPhillips	107,767	5,374,340
Devon Energy Corp.	127,792	5,331,482
Enbridge, Inc.	33,100	1,384,904
EOG Resources, Inc.	74,445	7,262,110
EQT Corp.	11,325	691,958
Exxon Mobil Corp.	275,650	22,606,056
Hess Corp.	17,622	849,557
Kinder Morgan, Inc.	208,528	4,533,399
Kosmos Energy Ltd.(x)*	1,191,950	7,938,386
Marathon Oil Corp.	55,405	875,399
Marathon Petroleum Corp.	34,994	1,768,597
Murphy Oil Corp.	10,762	307,686
Newfield Exploration Co.*	13,504	498,433
Noble Energy, Inc.	67,373	2,313,589
Occidental Petroleum Corp.	73,950	4,685,472
ONEOK, Inc.	14,311	793,402
Phillips 66	29,323	2,322,968
Pioneer Natural Resources Co.	11,269	2,098,626
Range Resources Corp.	12,126	352,867
Southwestern Energy Co.*	35,049	286,350
Tesoro Corp.	7,755	628,620
Valero Energy Corp.	30,002	1,988,833
Williams Cos., Inc. (The)	59,762	1,768,358

		100,152,397

Total Energy		128,527,802

Financials (11.5%)
Banks (5.1%)
Bank of America Corp.	666,869	15,731,440
BB&T Corp.	53,626	2,397,082
CIT Group, Inc.	69,900	3,000,807
Citigroup, Inc.	446,282	26,696,589
Citizens Financial Group, Inc.	94,416	3,262,073
Comerica, Inc.	11,845	812,330
Fifth Third Bancorp	50,025	1,270,635
Huntington Bancshares, Inc.	273,741	3,665,392
JPMorgan Chase & Co.	397,317	34,900,326
KeyCorp	71,879	1,278,009
M&T Bank Corp.	10,251	1,586,137
People’s United Financial, Inc.	21,147	384,875
PNC Financial Services Group, Inc. (The)‡	32,198	3,871,488
Regions Financial Corp.	82,136	1,193,436
SunTrust Banks, Inc.	32,511	1,797,858
US Bancorp	105,701	5,443,602
Wells Fargo & Co.	453,579	25,246,207
Zions Bancorp	13,244	556,248

		133,094,534

Capital Markets (2.3%)
Affiliated Managers Group, Inc.	3,632	595,430
Ameriprise Financial, Inc.	10,461	1,356,582
Ares Capital Corp.	470,050	8,169,468
Bank of New York Mellon Corp. (The)	68,807	3,249,755
BlackRock, Inc.‡	8,038	3,082,653
CBOE Holdings, Inc.	6,048	490,311
Charles Schwab Corp. (The)	81,068	3,308,385
CME Group, Inc.	41,847	4,971,424
E*TRADE Financial Corp.*	18,272	637,510
Franklin Resources, Inc.	22,891	964,627
Goldman Sachs Group, Inc. (The)	24,701	5,674,314
Intercontinental Exchange, Inc.	85,775	5,135,349
Invesco Ltd.	70,654	2,164,132

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Moody’s Corp.	70,217	$7,867,113
Morgan Stanley	95,661	4,098,117
Nasdaq, Inc.	25,602	1,778,059
Northern Trust Corp.	14,070	1,218,181
Raymond James Financial, Inc.	8,515	649,354
S&P Global, Inc.	17,205	2,249,382
State Street Corp.	24,036	1,913,506
T Rowe Price Group, Inc.	16,047	1,093,603

		60,667,255

Consumer Finance (0.4%)
American Express Co.	50,203	3,971,558
Capital One Financial Corp.	31,926	2,766,707
Discover Financial Services	25,507	1,744,424
Navient Corp.	20,564	303,525
Synchrony Financial	50,722	1,739,765

		10,525,979

Diversified Financial Services (1.1%)
Berkshire Hathaway, Inc., Class B*	162,186	27,033,162
Leucadia National Corp.	21,900	569,400

		27,602,562

Insurance (2.3%)
Aflac, Inc.	26,893	1,947,591
Allstate Corp. (The)	24,402	1,988,519
American International Group, Inc.	61,995	3,870,348
Aon plc	59,953	7,115,822
Arthur J Gallagher & Co.	101,524	5,740,167
Assurant, Inc.	3,794	362,972
Assured Guaranty Ltd.	199,029	7,385,967
Chubb Ltd.	58,816	8,013,681
Cincinnati Financial Corp.	10,153	733,757
Hartford Financial Services Group, Inc. (The)	25,106	1,206,845
Lincoln National Corp.	15,162	992,353
Loews Corp.	18,822	880,305
Marsh & McLennan Cos., Inc.	81,889	6,050,778
MetLife, Inc.	71,987	3,802,353
Principal Financial Group, Inc.	17,631	1,112,692
Progressive Corp. (The)	38,461	1,506,902
Prudential Financial, Inc.	28,493	3,039,633
Torchmark Corp.	7,551	581,729
Travelers Cos., Inc. (The)	18,423	2,220,708
Unum Group	15,391	721,684
Willis Towers Watson plc	8,480	1,109,947
XL Group Ltd.	17,416	694,202

		61,078,955

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
PennyMac Mortgage Investment Trust (REIT)	371,863	6,600,568

Total Financials		299,569,853

Health Care (11.9%)
Biotechnology (2.7%)
AbbVie, Inc.	106,016	6,908,003
Agios Pharmaceuticals, Inc.(x)*	59,600	3,480,640
Alexion Pharmaceuticals, Inc.*	14,856	1,801,141
Amgen, Inc.	48,980	8,036,149
Biogen, Inc.*	14,412	3,940,529
Celgene Corp.*	51,740	6,438,008
Gilead Sciences, Inc.	226,426	15,378,854
Incyte Corp.*	84,396	11,281,213
Kite Pharma, Inc.(x)*	39,600	3,108,204
Regeneron Pharmaceuticals, Inc.*	5,008	1,940,650
Seattle Genetics, Inc.*	64,900	4,079,614
Ultragenyx Pharmaceutical, Inc.(x)*	34,000	2,304,520
Vertex Pharmaceuticals, Inc.*	16,438	1,797,495

		70,495,020

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	115,077	5,110,570
Baxter International, Inc.	32,473	1,684,050
Becton Dickinson and Co.	14,077	2,582,285
Boston Scientific Corp.*	90,455	2,249,616
Cooper Cos., Inc. (The)	3,245	648,643
CR Bard, Inc.	4,852	1,205,916
Danaher Corp.	75,684	6,473,253
DENTSPLY SIRONA, Inc.	15,219	950,274
Edwards Lifesciences Corp.*	14,101	1,326,481
Hologic, Inc.*	18,670	794,409
IDEXX Laboratories, Inc.*	5,863	906,478
Intuitive Surgical, Inc.*	2,441	1,870,953
Medtronic plc	389,818	31,403,737
Stryker Corp.	20,603	2,712,385
Varian Medical Systems, Inc.*	6,234	568,104
Zimmer Biomet Holdings, Inc.	13,288	1,622,598

		62,109,752

Health Care Providers & Services (2.5%)
Aetna, Inc.	23,242	2,964,517
AmerisourceBergen Corp.	11,099	982,262
Anthem, Inc.	17,440	2,884,227
Cardinal Health, Inc.	21,201	1,728,942
Centene Corp.*	11,343	808,302
Cigna Corp.	17,013	2,492,234
DaVita, Inc.*	10,480	712,326
Envision Healthcare Corp.*	209,888	12,870,332
Express Scripts Holding Co.*	66,200	4,363,242
HCA Holdings, Inc.*	19,389	1,725,427
Henry Schein, Inc.*	5,261	894,212
Humana, Inc.	23,485	4,841,198
Laboratory Corp. of America Holdings*	6,947	996,686
McKesson Corp.	14,054	2,083,646
Patterson Cos., Inc.	5,949	269,073
Quest Diagnostics, Inc.	9,038	887,441
UnitedHealth Group, Inc.	142,538	23,377,658
Universal Health Services, Inc., Class B	6,034	750,931

		65,632,656

Health Care Technology (0.2%)
Cerner Corp.*	87,230	5,133,486

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	21,563	1,140,036
Illumina, Inc.*	9,739	1,661,863
Mettler-Toledo International, Inc.*	1,712	819,894
PerkinElmer, Inc.	7,153	415,303
Thermo Fisher Scientific, Inc.	143,107	21,981,235
Waters Corp.*	5,436	849,701

		26,868,032

Pharmaceuticals (3.1%)
Akorn, Inc.*	165,200	3,978,016
Allergan plc	22,225	5,309,997
Bristol-Myers Squibb Co.	111,524	6,064,675
Eli Lilly & Co.	91,876	7,727,690
Johnson & Johnson	180,234	22,448,146
Mallinckrodt plc*	7,177	319,879
Merck & Co., Inc.	182,712	11,609,520
Mylan NV*	30,428	1,186,388
Perrigo Co. plc	9,292	616,896
Pfizer, Inc.	395,876	13,542,918
Phibro Animal Health Corp., Class A	132,331	3,718,501
Zoetis, Inc.	32,772	1,749,042

		78,271,668

Total Health Care		308,510,614

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (7.7%)
Aerospace & Defense (2.1%)
Arconic, Inc.	29,423	$775,002
Boeing Co. (The)	37,791	6,683,716
General Dynamics Corp.	88,105	16,493,257
Hexcel Corp.	61,025	3,328,914
L3 Technologies, Inc.	5,036	832,400
Lockheed Martin Corp.	16,712	4,472,131
Northrop Grumman Corp.	11,516	2,738,965
Raytheon Co.	19,476	2,970,090
Rockwell Collins, Inc.	8,744	849,567
Textron, Inc.	18,228	867,471
TransDigm Group, Inc.	28,459	6,265,533
United Technologies Corp.	50,006	5,611,173

		51,888,219

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	53,787	4,157,197
Expeditors International of Washington, Inc.	11,920	673,361
FedEx Corp.	16,220	3,165,333
United Parcel Service, Inc., Class B	77,303	8,294,612

		16,290,503

Airlines (0.3%)
Alaska Air Group, Inc.	8,014	739,051
American Airlines Group, Inc.	33,305	1,408,802
Delta Air Lines, Inc.	48,798	2,242,755
Southwest Airlines Co.	40,833	2,195,182
United Continental Holdings, Inc.*	19,168	1,354,028

		7,939,818

Building Products (0.2%)
Allegion plc	6,097	461,543
Fortune Brands Home & Security, Inc.	10,397	632,657
Johnson Controls International plc	62,204	2,620,033
Masco Corp.	21,260	722,627

		4,436,860

Commercial Services & Supplies (0.4%)
Cintas Corp.	5,679	718,621
Covanta Holding Corp.	166,399	2,612,464
Republic Services, Inc.	15,247	957,664
Stericycle, Inc.*	5,667	469,738
Waste Connections, Inc.	44,063	3,887,238
Waste Management, Inc.	26,998	1,968,694

		10,614,419

Construction & Engineering (0.0%)
Fluor Corp.	9,423	495,838
Jacobs Engineering Group, Inc.	7,882	435,717
Quanta Services, Inc.*	9,617	356,887

		1,288,442

Electrical Equipment (0.4%)
Acuity Brands, Inc.	2,884	588,336
AMETEK, Inc.	15,555	841,214
Eaton Corp. plc	85,607	6,347,760
Emerson Electric Co.	42,606	2,550,395
Rockwell Automation, Inc.	8,523	1,327,116

		11,654,821

Industrial Conglomerates (1.7%)
3M Co.	39,625	7,581,451
General Electric Co.	580,448	17,297,350
Honeywell International, Inc.	129,226	16,136,451
Roper Technologies, Inc.	6,848	1,414,044

		42,429,296

Machinery (1.0%)
Allison Transmission Holdings, Inc.	67,180	2,422,511
Caterpillar, Inc.	38,821	3,601,036
Cummins, Inc.	10,255	1,550,556
Deere & Co.	41,919	4,563,302
Dover Corp.	10,104	811,856
Flowserve Corp.	8,478	410,505
Fortive Corp.	19,848	1,195,247
IDEX Corp.	21,037	1,967,170
Illinois Tool Works, Inc.	20,994	2,781,075
Ingersoll-Rand plc	17,140	1,393,825
PACCAR, Inc.	23,239	1,561,661
Parker-Hannifin Corp.	8,819	1,413,862
Pentair plc	11,153	700,185
Snap-on, Inc.	3,727	628,633
Stanley Black & Decker, Inc.	10,309	1,369,757
Xylem, Inc.	11,665	585,816

		26,956,997

Professional Services (0.2%)
Dun & Bradstreet Corp. (The)	2,421	261,323
Equifax, Inc.	8,128	1,111,423
Nielsen Holdings plc	77,762	3,212,348
Robert Half International, Inc.	8,891	434,148
Verisk Analytics, Inc.*	10,260	832,496

		5,851,738

Road & Rail (0.7%)
Canadian National Railway Co.	29,400	2,173,542
CSX Corp.	61,190	2,848,394
JB Hunt Transport Services, Inc.	5,625	516,038
Kansas City Southern	7,093	608,296
Norfolk Southern Corp.	19,376	2,169,531
Ryder System, Inc.	3,420	258,005
Union Pacific Corp.	86,200	9,130,303

		17,704,109

Trading Companies & Distributors (0.1%)
Fastenal Co.	19,453	1,001,830
United Rentals, Inc.*	5,687	711,159
WW Grainger, Inc.	3,670	854,229

		2,567,218

Total Industrials		199,622,440

Information Technology (18.3%)
Communications Equipment (0.9%)
ARRIS International plc*	109,900	2,906,855
Cisco Systems, Inc.	332,510	11,238,839
F5 Networks, Inc.*	4,414	629,304
Harris Corp.	8,216	914,194
Juniper Networks, Inc.	25,860	719,684
Motorola Solutions, Inc.	10,820	932,900
Nokia OYJ	547,016	2,935,290
Palo Alto Networks, Inc.*	23,847	2,687,080

		22,964,146

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	20,462	1,456,281
Corning, Inc.	61,537	1,661,499
FLIR Systems, Inc.	8,718	316,289
Jabil Circuit, Inc.	176,683	5,109,672
TE Connectivity Ltd.	23,532	1,754,311
Trimble, Inc.*	83,100	2,660,031

		12,958,083

Internet Software & Services (3.7%)
Akamai Technologies, Inc.*	11,500	686,550
Alphabet, Inc., Class A*	19,738	16,733,876
Alphabet, Inc., Class C*	46,271	38,384,570
eBay, Inc.*	67,308	2,259,530
Facebook, Inc., Class A*	225,130	31,979,716
GoDaddy, Inc., Class A(x)*	37,600	1,425,040
VeriSign, Inc.(x)*	18,383	1,601,343
Yahoo!, Inc.*	58,243	2,703,058

		95,773,683

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (3.0%)
Accenture plc, Class A	68,821	$8,250,261
Alliance Data Systems Corp.	3,810	948,690
Automatic Data Processing, Inc.	29,911	3,062,587
Broadridge Financial Solutions, Inc.	140,725	9,562,264
Cognizant Technology Solutions Corp., Class A*	83,663	4,979,622
CSRA, Inc.	9,264	271,343
Fidelity National Information Services, Inc.	21,844	1,739,219
Fiserv, Inc.*	14,431	1,664,039
Global Payments, Inc.	10,310	831,811
International Business Machines Corp.	57,076	9,939,215
Jack Henry & Associates, Inc.	25,459	2,370,233
Mastercard, Inc., Class A	117,689	13,236,482
Paychex, Inc.	21,247	1,251,448
PayPal Holdings, Inc.*	74,420	3,201,548
Teradata Corp.*	8,319	258,887
Total System Services, Inc.	10,728	573,519
Visa, Inc., Class A	169,504	15,063,821
Western Union Co. (The)	32,841	668,314

		77,873,303

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Micro Devices, Inc.*	51,707	752,337
Analog Devices, Inc.	48,385	3,965,151
Applied Materials, Inc.	71,564	2,783,840
ASML Holding NV (N.Y. Shares)	38,741	5,144,805
Broadcom Ltd.	119,331	26,128,715
Intel Corp.	313,697	11,315,050
KLA-Tencor Corp.	10,453	993,767
Lam Research Corp.	10,949	1,405,414
Microchip Technology, Inc.	14,576	1,075,417
Micron Technology, Inc.*	68,469	1,978,754
NVIDIA Corp.	39,205	4,270,601
ON Semiconductor Corp.*	291,154	4,509,975
Qorvo, Inc.*	8,250	565,620
QUALCOMM, Inc.	98,562	5,651,545
Skyworks Solutions, Inc.	12,293	1,204,468
Texas Instruments, Inc.	129,601	10,440,657
Xilinx, Inc.	16,622	962,248

		83,148,364

Software (3.4%)
Activision Blizzard, Inc.	245,130	12,222,182
Adobe Systems, Inc.*	32,992	4,293,249
Autodesk, Inc.*	12,859	1,111,918
CA, Inc.	21,153	670,973
Citrix Systems, Inc.*	10,134	845,074
Electronic Arts, Inc.*	20,600	1,844,112
Intuit, Inc.	16,185	1,877,298
Microsoft Corp.	728,576	47,984,015
Mobileye NV*	18,500	1,135,900
Oracle Corp.	199,695	8,908,394
Red Hat, Inc.*	11,873	1,027,015
salesforce.com, Inc.*	43,662	3,601,678
Symantec Corp.	40,687	1,248,277
Synopsys, Inc.*	10,027	723,248

		87,493,333

Technology Hardware, Storage & Peripherals (3.6%)
Apple, Inc.	545,679	78,392,245
Hewlett Packard Enterprise Co.	152,219	3,607,590
HP, Inc.	432,313	7,729,756
NetApp, Inc.	48,077	2,012,022
Seagate Technology plc	19,522	896,645
Western Digital Corp.	18,913	1,560,890
Xerox Corp.	56,525	414,894

		94,614,042

Total Information Technology		474,824,954

Materials (2.1%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	14,442	1,953,858
Albemarle Corp.	7,665	809,731
CF Industries Holdings, Inc.(x)	15,180	445,533
Dow Chemical Co. (The)	74,371	4,725,533
Eastman Chemical Co.	9,737	786,750
Ecolab, Inc.	17,423	2,183,799
EI du Pont de Nemours & Co.	57,674	4,632,952
FMC Corp.	8,691	604,807
International Flavors & Fragrances, Inc.	70,714	9,371,726
LyondellBasell Industries NV, Class A	22,168	2,021,500
Monsanto Co.	67,205	7,607,606
Mosaic Co. (The)	22,745	663,699
Potash Corp. of Saskatchewan, Inc.	120,800	2,063,264
PPG Industries, Inc.	17,104	1,797,288
Praxair, Inc.	31,953	3,789,626
Sherwin-Williams Co. (The)	5,352	1,660,137

		45,117,809

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	4,162	908,357
Vulcan Materials Co.	8,763	1,055,766

		1,964,123

Containers & Packaging (0.2%)
Avery Dennison Corp.	5,908	476,185
Ball Corp.	11,557	858,223
International Paper Co.	27,337	1,388,172
Sealed Air Corp.	12,524	545,796
WestRock Co.	16,426	854,645

		4,123,021

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	89,144	1,190,964
Newmont Mining Corp.	35,184	1,159,665
Nucor Corp.	21,124	1,261,525

		3,612,154

Total Materials		54,817,107

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (2.0%)
Alexandria Real Estate Equities, Inc. (REIT)	6,219	687,324
American Tower Corp. (REIT)	85,626	10,406,984
Apartment Investment & Management Co. (REIT), Class A	10,196	452,193
AvalonBay Communities, Inc. (REIT)	9,157	1,681,225
Boston Properties, Inc. (REIT)	10,204	1,351,112
Crown Castle International Corp. (REIT)	66,682	6,298,115
Digital Realty Trust, Inc. (REIT)(x)	16,687	1,775,330
Equinix, Inc. (REIT)	5,164	2,067,511
Equity Residential (REIT)	24,333	1,513,999
Essex Property Trust, Inc. (REIT)	4,299	995,347
Extra Space Storage, Inc. (REIT)	8,329	619,594
Federal Realty Investment Trust (REIT)	4,981	664,964
GGP, Inc. (REIT)*	38,320	888,258
HCP, Inc. (REIT)	30,654	958,857
Host Hotels & Resorts, Inc. (REIT)	48,215	899,692
Iron Mountain, Inc. (REIT)	67,426	2,405,085
Kimco Realty Corp. (REIT)	28,698	633,939

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Macerich Co. (The) (REIT)	7,778	$500,903
Mid-America Apartment Communities, Inc. (REIT)	7,345	747,280
Outfront Media, Inc. (REIT)	49,200	1,306,260
Prologis, Inc. (REIT)	35,203	1,826,332
Public Storage (REIT)	9,912	2,169,836
Realty Income Corp. (REIT)	18,490	1,100,710
Regency Centers Corp. (REIT)	9,673	642,190
Simon Property Group, Inc. (REIT)	21,376	3,677,313
SL Green Realty Corp. (REIT)	6,745	719,152
UDR, Inc. (REIT)	17,528	635,565
Ventas, Inc. (REIT)	23,370	1,519,985
Vornado Realty Trust (REIT)	11,227	1,126,180
Welltower, Inc. (REIT)	23,852	1,689,199
Weyerhaeuser Co. (REIT)	49,876	1,694,786

		53,655,220

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	65,199	2,268,273

Total Real Estate		55,923,493

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	408,434	16,970,433
CenturyLink, Inc.(x)	35,683	841,048
Level 3 Communications, Inc.*	83,870	4,799,041
Verizon Communications, Inc.	271,101	13,216,174

		35,826,696

Wireless Telecommunication Services (0.1%)
China Mobile Ltd.	350,300	3,833,625

Total Telecommunication Services		39,660,321

Utilities (1.9%)
Electric Utilities (1.2%)
Alliant Energy Corp.	15,438	611,499
American Electric Power Co., Inc.	32,584	2,187,364
Duke Energy Corp.	47,135	3,865,541
Edison International	21,606	1,720,054
Entergy Corp.	12,125	921,015
Eversource Energy	20,958	1,231,911
Exelon Corp.	61,281	2,204,890
FirstEnergy Corp.	28,775	915,621
Fortis, Inc.	121,822	4,039,617
NextEra Energy, Inc.	30,959	3,974,207
PG&E Corp.	33,432	2,218,548
Pinnacle West Capital Corp.	7,278	606,840
PPL Corp.	44,967	1,681,316
Southern Co. (The)	66,878	3,329,187
Xcel Energy, Inc.	33,647	1,495,609

		31,003,219

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	190,487	2,129,644
NRG Energy, Inc.	20,148	376,768

		2,506,412

Multi-Utilities (0.6%)
Ameren Corp.	16,262	887,743
CenterPoint Energy, Inc.	28,767	793,106
CMS Energy Corp.	18,343	820,666
Consolidated Edison, Inc.	20,171	1,566,480
Dominion Resources, Inc.	41,490	3,218,379
DTE Energy Co.	11,852	1,210,208
NiSource, Inc.	21,338	507,631
Public Service Enterprise Group, Inc.	33,478	1,484,749
SCANA Corp.	9,242	603,965
Sempra Energy	31,583	3,489,921
WEC Energy Group, Inc.	20,870	1,265,348

		15,848,196

Water Utilities (0.0%)
American Water Works Co., Inc.	11,610	902,910

Total Utilities		50,260,737

Total Common Stocks (80.4%) (Cost $1,328,096,840)		2,092,575,279

EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	266,144	63,147,986
iShares Morningstar Large-Cap Fund	218,302	30,966,139
iShares Morningstar Large-Cap Growth Fund	10,098	1,329,604
iShares Morningstar Large-Cap Value Fund	99,463	9,568,599
iShares Russell 1000 Fund(x)	253,599	33,284,869
iShares Russell 1000 Growth Fund	16,997	1,934,259
iShares Russell 1000 Value Fund	81,625	9,381,978
iShares S&P 100 Fund(x)	56,815	5,948,531
iShares S&P 500 Growth Fund	15,548	2,044,873
iShares S&P 500 Value Fund	87,946	9,149,902
Vanguard Growth Fund	9,800	1,192,268
Vanguard Large-Cap Fund	308,313	33,325,551
Vanguard Value Fund	95,800	9,136,446

Total Exchange Traded Funds (8.1%) (Cost $137,194,733)		210,411,005

MASTER LIMITED PARTNERSHIPS:
Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Enterprise Products Partners LP	288,634	7,969,185

Total Energy		7,969,185

Financials (0.5%)
Capital Markets (0.5%)
Apollo Global Management LLC, Class A	306,314	7,449,556
Oaktree Capital Group LLC	135,992	6,160,438

Total Financials		13,609,994

Total Master Limited Partnerships (0.8%) (Cost $18,744,983)		21,579,179

SHORT-TERM INVESTMENTS:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, IM Shares	47,635,018	47,649,308

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $500,045, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $510,001.(xx)	$500,000	500,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $1,300,103, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $1,326,003.(xx)	$1,300,000	$1,300,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $1,000,108, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $1,097,987.(xx)	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $377,584, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $385,110.(xx)	377,559	377,559
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $1,900,171, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,939,170.(xx)	1,900,000	1,900,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $8,501,388, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $8,671,179.(xx)	8,500,000	8,500,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $9,000,970, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $9,181,484.(xx)	9,000,000	9,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $5,000,788, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $5,100,000.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $1,000,158, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		28,577,559

Total Short-Term Investments (2.9%) (Cost $76,226,866)		76,226,867

Total Investments (92.2%) (Cost $1,560,263,422)		2,400,792,330
Other Assets Less Liabilities (7.8%)		202,177,940

Net Assets (100%)		$2,602,970,270

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $28,223,804. This was secured by cash collateral of $28,577,559 which was subsequently invested in joint repurchase agreements with a total value of $28,577,559, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $198,385 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/15/17-5/15/45.

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$3,172,181	$—	$74,104	$3,082,653	$20,095	$40,617
PNC Financial Services Group, Inc. (The)	3,926,699	—	98,601	3,871,488	18,465	74,778

	$7,098,880	$—	$172,705	$6,954,141	$38,560	$115,395

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,064	June-17	$243,796,041	$243,469,440	$(326,601)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$312,499,091	$—	$—	$312,499,091
Consumer Staples	168,358,867	—	—	168,358,867
Energy	128,527,802	—	—	128,527,802
Financials	299,569,853	—	—	299,569,853
Health Care	308,510,614	—	—	308,510,614
Industrials	199,622,440	—	—	199,622,440
Information Technology	471,889,664	2,935,290	—	474,824,954
Materials	54,817,107	—	—	54,817,107
Real Estate	55,923,493	—	—	55,923,493
Telecommunication Services	35,826,696	3,833,625	—	39,660,321
Utilities	50,260,737	—	—	50,260,737
Exchange Traded Funds
Exchange Traded Funds	210,411,005	—	—	210,411,005
Master Limited Partnerships
Energy	7,969,185	—	—	7,969,185
Financials	13,609,994	—	—	13,609,994
Short-Term Investments
Investment Companies	47,649,308	—	—	47,649,308
Repurchase Agreements	—	28,577,559	—	28,577,559

Total Assets	$2,365,445,856	$35,346,474	$—	$2,400,792,330

Liabilities:
Futures	$(326,601)	$—	$—	$(326,601)

Total Liabilities	$(326,601)	$—	$—	$(326,601)

Total	$2,365,119,255	$35,346,474	$—	$2,400,465,729

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$868,663,501
Aggregate gross unrealized depreciation	(29,859,189)

Net unrealized appreciation	$838,804,312

Federal income tax cost of investments	$1,561,988,018

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.7%)
Auto Components (0.3%)
Adient plc	4,706	$341,985
BorgWarner, Inc.	6,369	266,161
Delphi Automotive plc	103,002	8,290,630
Gentex Corp.	41,584	886,987
Lear Corp.	13,990	1,980,704
Visteon Corp.*	7,623	746,673

		12,513,140

Automobiles (0.5%)
Ferrari NV	50,942	3,788,047
Harley-Davidson, Inc.	40,883	2,473,422
Tesla, Inc.(x)*	51,245	14,261,483
Thor Industries, Inc.	11,120	1,068,966

		21,591,918

Distributors (0.1%)
Genuine Parts Co.	31,104	2,874,321
LKQ Corp.*	68,694	2,010,673
Pool Corp.	9,296	1,109,292

		5,994,286

Diversified Consumer Services (0.1%)
Service Corp. International	43,166	1,332,966
ServiceMaster Global Holdings, Inc.*	30,159	1,259,138

		2,592,104

Hotels, Restaurants & Leisure (3.5%)
Aramark	23,905	881,377
Brinker International, Inc.(x)	11,417	501,891
Carnival Corp.	176,310	10,386,422
Chipotle Mexican Grill, Inc.*	6,373	2,839,299
Choice Hotels International, Inc.	5,479	342,985
Darden Restaurants, Inc.	26,720	2,235,662
Domino’s Pizza, Inc.	11,235	2,070,611
Dunkin’ Brands Group, Inc.	21,135	1,155,662
Extended Stay America, Inc.	2,462	39,244
Hilton Grand Vacations, Inc.*	18,373	526,570
Hilton Worldwide Holdings, Inc.	54,373	3,178,646
Hyatt Hotels Corp., Class A*	324	17,490
Las Vegas Sands Corp.	82,186	4,690,355
Marriott International, Inc., Class A	132,670	12,494,861
McDonald’s Corp.	312,999	40,567,800
MGM Resorts International	79,645	2,182,273
Norwegian Cruise Line Holdings Ltd.*	3,585	181,867
Panera Bread Co., Class A(x)*	4,995	1,308,041
Six Flags Entertainment Corp.	16,533	983,548
Starbucks Corp.	743,025	43,385,229
Vail Resorts, Inc.	8,702	1,669,914
Wendy’s Co. (The)	28,996	394,636
Wyndham Worldwide Corp.	23,125	1,949,206
Wynn Resorts Ltd.	16,654	1,908,715
Yum Brands, Inc.	217,830	13,919,337
Yum China Holdings, Inc.*	536,134	14,582,845

		164,394,486

Household Durables (0.3%)
CalAtlantic Group, Inc.	2,226	83,364
DR Horton, Inc.	41,608	1,385,962
Leggett & Platt, Inc.	29,579	1,488,415
Lennar Corp., Class A	21,755	1,113,639
Lennar Corp., Class B	1,063	44,433
Mohawk Industries, Inc.*	10,982	2,520,259
Newell Brands, Inc.	106,474	5,022,379
NVR, Inc.*	790	1,664,435
PulteGroup, Inc.	22,411	527,779
Tempur Sealy International, Inc.(x)*	12,120	563,095
Toll Brothers, Inc.*	15,906	574,366
Tupperware Brands Corp.	11,301	708,799
Whirlpool Corp.	1,772	303,597

		16,000,522

Internet & Direct Marketing Retail (4.7%)
Amazon.com, Inc.*	164,596	145,920,937
Ctrip.com International Ltd. (ADR)*	49,600	2,437,840
Expedia, Inc.	26,984	3,404,571
Groupon, Inc.*	82,535	324,363
Liberty Expedia Holdings, Inc., Class A*	2,399	109,107
Liberty Interactive Corp. QVC Group, Class A*	55,569	1,112,491
Liberty Ventures*	3,598	160,039
Netflix, Inc.*	96,865	14,317,616
Priceline Group, Inc. (The)*	31,801	56,604,826
TripAdvisor, Inc.*	25,511	1,101,055

		225,492,845

Leisure Products (0.1%)
Brunswick Corp.	16,839	1,030,547
Hasbro, Inc.	25,405	2,535,927
Mattel, Inc.	76,878	1,968,846
Polaris Industries, Inc.(x)	13,434	1,125,769
Vista Outdoor, Inc.*	2,319	47,748

		6,708,837

Media (3.7%)
AMC Networks, Inc., Class A*	13,578	796,757
Cable One, Inc.	1,054	658,191
CBS Corp. (Non-Voting), Class B	81,868	5,678,364
Charter Communications, Inc., Class A*	45,440	14,873,421
Cinemark Holdings, Inc.	23,441	1,039,374
Clear Channel Outdoor Holdings, Inc., Class A	3,953	23,916
Comcast Corp., Class A	1,281,464	48,170,232
Discovery Communications, Inc., Class A(x)*	30,022	873,340
Discovery Communications, Inc., Class C*	47,799	1,353,190
DISH Network Corp., Class A*	38,118	2,420,112
Interpublic Group of Cos., Inc. (The)	90,468	2,222,799
Lions Gate Entertainment Corp., Class A(x)*	7,315	194,286
0Lions Gate Entertainment Corp., Class B*	20,289	494,646
Live Nation Entertainment, Inc.*	16,400	498,068
Madison Square Garden Co. (The), Class A*	471	94,063
Omnicom Group, Inc.	53,483	4,610,769
Regal Entertainment Group, Class A	5,522	124,687
Scripps Networks Interactive, Inc., Class A	18,492	1,449,218
Sirius XM Holdings, Inc.(x)	407,571	2,098,991
Time Warner, Inc.	204,974	20,028,010
Tribune Media Co., Class A	1,467	54,675
Twenty-First Century Fox, Inc., Class A	194,858	6,311,450
Twenty-First Century Fox, Inc., Class B	81,579	2,592,581
Viacom, Inc., Class A	1,865	90,919
Viacom, Inc., Class B	68,787	3,206,850
Walt Disney Co. (The)	475,859	53,957,651

		173,916,560

Multiline Retail (0.4%)
Dollar General Corp.	193,039	13,460,609
Dollar Tree, Inc.*	51,245	4,020,683
Nordstrom, Inc.(x)	27,479	1,279,697

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Target Corp.	14,777	$815,543

		19,576,532

Specialty Retail (3.2%)
Advance Auto Parts, Inc.	15,978	2,368,898
AutoNation, Inc.*	6,256	264,566
AutoZone, Inc.*	12,868	9,304,207
Bed Bath & Beyond, Inc.	3,783	149,277
Burlington Stores, Inc.*	9,194	894,484
Cabela’s, Inc.*	1,452	77,116
CarMax, Inc.(x)*	43,661	2,585,604
Dick’s Sporting Goods, Inc.	15,722	765,033
Foot Locker, Inc.	27,777	2,077,997
Gap, Inc. (The)	3,450	83,801
Home Depot, Inc. (The)	312,083	45,823,148
L Brands, Inc.	9,960	469,116
Lowe’s Cos., Inc.	256,506	21,087,358
Michaels Cos., Inc. (The)*	17,311	387,593
Murphy USA, Inc.*	5,451	400,212
O’Reilly Automotive, Inc.*	61,637	16,632,128
Ross Stores, Inc.	133,747	8,809,915
Sally Beauty Holdings, Inc.*	34,023	695,430
Signet Jewelers Ltd.	14,718	1,019,516
TJX Cos., Inc. (The)	392,386	31,029,886
Tractor Supply Co.	61,335	4,230,275
Ulta Beauty, Inc.*	13,261	3,782,435
Urban Outfitters, Inc.*	15,345	364,597
Williams-Sonoma, Inc.(x)	20,478	1,098,030

		154,400,622

Textiles, Apparel & Luxury Goods (1.8%)
adidas AG (ADR)	107,882	10,269,288
Carter’s, Inc.	11,401	1,023,810
Coach, Inc.	11,432	472,485
Hanesbrands, Inc.(x)	84,436	1,752,891
Kate Spade & Co.*	28,553	663,286
Lululemon Athletica, Inc.(x)*	154,868	8,033,003
LVMH Moet Hennessy Louis Vuitton SE	42,707	9,378,490
Michael Kors Holdings Ltd.*	37,181	1,416,968
NIKE, Inc., Class B	797,767	44,459,555
Ralph Lauren Corp.	919	75,009
Skechers U.S.A., Inc., Class A*	29,421	807,606
Under Armour, Inc., Class A(x)*	41,603	822,908
Under Armour, Inc., Class C*	40,958	749,531
VF Corp.	76,924	4,228,512

		84,153,342

Total Consumer Discretionary		887,335,194

Consumer Staples (7.9%)
Beverages (2.8%)
Brown-Forman Corp., Class A	11,668	549,213
Brown-Forman Corp., Class B	39,496	1,823,925
Coca-Cola Co. (The)	873,223	37,059,585
Constellation Brands, Inc., Class A	37,557	6,086,863
Diageo plc (ADR)(x)	107,000	12,367,060
Dr Pepper Snapple Group, Inc.	42,008	4,113,423
Heineken NV	160,600	13,671,981
Monster Beverage Corp.*	595,075	27,474,613
PepsiCo, Inc.	285,461	31,931,667

		135,078,330

Food & Staples Retailing (1.6%)
Casey’s General Stores, Inc.	8,606	966,024
Costco Wholesale Corp.	102,610	17,206,671
CVS Health Corp.	229,324	18,001,933
Kroger Co. (The)	215,750	6,362,468
Rite Aid Corp.*	235,752	1,001,946
Sprouts Farmers Market, Inc.*	28,779	665,370
Sysco Corp.	118,972	6,177,026
US Foods Holding Corp.*	10,817	302,660
Walgreens Boots Alliance, Inc.	89,460	7,429,653
Wal-Mart Stores, Inc.	224,603	16,189,384
Whole Foods Market, Inc.	11,312	336,193

		74,639,328

Food Products (1.6%)
Blue Buffalo Pet Products, Inc.(x)*	14,447	332,281
Campbell Soup Co.	42,213	2,416,272
Conagra Brands, Inc.	78,061	3,148,981
Danone SA (ADR)	827,302	11,325,765
Flowers Foods, Inc.	36,128	701,244
General Mills, Inc.	134,888	7,959,741
Hain Celestial Group, Inc. (The)*	17,143	637,720
Hershey Co. (The)	53,094	5,800,520
Hormel Foods Corp.	53,239	1,843,667
Ingredion, Inc.	11,480	1,382,536
Kellogg Co.	51,917	3,769,693
Kraft Heinz Co. (The)	17,377	1,578,005
Lamb Weston Holdings, Inc.	25,940	1,091,036
McCormick & Co., Inc. (Non-Voting)	26,212	2,556,981
Mead Johnson Nutrition Co.	15,042	1,339,941
Mondelez International, Inc., Class A	59,700	2,571,876
Nestle SA (Registered)	182,917	14,034,016
Nestle SA (ADR)	113,525	8,730,073
Pilgrim’s Pride Corp.	2,082	46,855
Post Holdings, Inc.*	8,345	730,354
TreeHouse Foods, Inc.*	4,182	354,048
Tyson Foods, Inc., Class A	30,722	1,895,855
WhiteWave Foods Co. (The)*	39,113	2,196,195

		76,443,655

Household Products (0.6%)
Church & Dwight Co., Inc.	58,196	2,902,235
Clorox Co. (The)	25,040	3,376,143
Colgate-Palmolive Co.	35,213	2,577,239
Energizer Holdings, Inc.	4,644	258,903
Kimberly-Clark Corp.	69,421	9,137,886
Procter & Gamble Co. (The)	103,883	9,333,888
Spectrum Brands Holdings, Inc.	5,613	780,263

		28,366,557

Personal Products (0.2%)
Coty, Inc., Class A	6,100	110,593
Estee Lauder Cos., Inc. (The), Class A	116,405	9,869,980
Herbalife Ltd.(x)*	16,881	981,461
Nu Skin Enterprises, Inc., Class A	3,439	191,002

		11,153,036

Tobacco (1.1%)
Altria Group, Inc.	444,491	31,745,547
Philip Morris International, Inc.	102,059	11,522,461
Reynolds American, Inc.	115,558	7,282,465

		50,550,473

Total Consumer Staples		376,231,379

Energy (0.5%)
Energy Equipment & Services (0.2%)
Schlumberger Ltd.	129,205	10,090,911

Oil, Gas & Consumable Fuels (0.3%)
Apache Corp.	59,109	3,037,611
Cabot Oil & Gas Corp.	74,326	1,777,134
Chesapeake Energy Corp.(x)*	12,385	73,567
Cimarex Energy Co.	3,583	428,133
Continental Resources, Inc.(x)*	9,342	424,314
Devon Energy Corp.	11,283	470,727
Diamondback Energy, Inc.*	4,271	442,967
EOG Resources, Inc.	14,403	1,405,012

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Newfield Exploration Co.*	11,234	$414,647
ONEOK, Inc.(x)	47,179	2,615,603
Parsley Energy, Inc., Class A*	3,184	103,512
Southwestern Energy Co.*	109,239	892,483
Williams Cos., Inc. (The)	26,063	771,204

		12,856,914

Total Energy		22,947,825

Financials (2.9%)
Banks (0.3%)
Citizens Financial Group, Inc.	49,150	1,698,133
First Hawaiian, Inc.	628	18,790
First Republic Bank	51,660	4,846,224
JPMorgan Chase & Co.	40,200	3,531,167
Signature Bank*	7,202	1,068,705
SVB Financial Group*	8,577	1,596,094
Western Alliance Bancorp*	11,684	573,568

		13,332,681

Capital Markets (2.0%)
Affiliated Managers Group, Inc.	10,543	1,728,419
Ameriprise Financial, Inc.	10,658	1,382,129
Artisan Partners Asset Management, Inc., Class A	9,166	252,982
CBOE Holdings, Inc.	18,181	1,473,934
Charles Schwab Corp. (The)	291,730	11,905,501
Donnelley Financial Solutions, Inc.*	4,276	82,484
Eaton Vance Corp.	25,348	1,139,646
FactSet Research Systems, Inc.	62,693	10,338,703
Federated Investors, Inc., Class B	20,906	550,664
Interactive Brokers Group, Inc., Class A	1,399	48,573
Intercontinental Exchange, Inc.	148,571	8,894,946
Invesco Ltd.	15,187	465,178
Lazard Ltd., Class A	4,229	194,492
LPL Financial Holdings, Inc.	2,998	119,410
MarketAxess Holdings, Inc.	8,303	1,556,729
Moody’s Corp.	34,217	3,833,673
Morgan Stanley	125,500	5,376,420
Morningstar, Inc.	4,031	316,837
MSCI, Inc.	113,198	11,001,714
S&P Global, Inc.	59,712	7,806,747
SEI Investments Co.	322,912	16,287,680
State Street Corp.	37,500	2,985,375
T Rowe Price Group, Inc.	41,892	2,854,940
TD Ameritrade Holding Corp.	115,406	4,484,677

		95,081,853

Consumer Finance (0.2%)
American Express Co.	76,028	6,014,575
Credit Acceptance Corp.(x)*	1,843	367,513
Discover Financial Services	30,569	2,090,614

		8,472,702

Insurance (0.4%)
AmTrust Financial Services, Inc.(x)	1,200	22,152
Aon plc	59,803	7,098,018
Arthur J Gallagher & Co.	27,255	1,540,998
Brown & Brown, Inc.	1,692	70,590
Erie Indemnity Co., Class A	3,896	478,039
Lincoln National Corp.	12,371	809,682
Marsh & McLennan Cos., Inc.	118,489	8,755,152
Progressive Corp. (The)	12,226	479,015
XL Group Ltd.	19,651	783,289

		20,036,935

Total Financials		136,924,171

Health Care (12.2%)
Biotechnology (4.3%)
AbbVie, Inc.	367,373	23,938,025
ACADIA Pharmaceuticals, Inc.(x)*	21,899	752,888
Agios Pharmaceuticals, Inc.(x)*	6,874	401,442
Alexion Pharmaceuticals, Inc.*	90,689	10,995,134
Alkermes plc*	34,409	2,012,927
Alnylam Pharmaceuticals, Inc.(x)*	14,661	751,376
Amgen, Inc.	209,191	34,321,967
AquaBounty Technologies, Inc.*	186	2,061
Biogen, Inc.*	65,582	17,931,430
BioMarin Pharmaceutical, Inc.*	38,594	3,387,781
Bioverativ, Inc.*	25,355	1,380,833
Celgene Corp.*	292,175	36,355,336
Gilead Sciences, Inc.	300,796	20,430,064
Incyte Corp.*	36,845	4,925,071
Intercept Pharmaceuticals, Inc.(x)*	3,584	405,350
Intrexon Corp.(x)*	12,486	247,473
Ionis Pharmaceuticals, Inc.(x)*	26,735	1,074,747
Juno Therapeutics, Inc.(x)*	13,720	304,447
Neurocrine Biosciences, Inc.*	19,828	858,552
OPKO Health, Inc.(x)*	69,665	557,320
Regeneron Pharmaceuticals, Inc.*	80,213	31,083,340
Seattle Genetics, Inc.(x)*	21,450	1,348,347
United Therapeutics Corp.*	2,666	360,923
Vertex Pharmaceuticals, Inc.*	98,438	10,764,195

		204,591,029

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	37,751	1,676,522
ABIOMED, Inc.*	9,171	1,148,209
Alere, Inc.*	3,874	153,914
Align Technology, Inc.*	77,940	8,940,497
Baxter International, Inc.	12,391	642,597
Becton Dickinson and Co.	47,418	8,698,358
Boston Scientific Corp.*	305,370	7,594,552
Cooper Cos., Inc. (The)	8,355	1,670,081
CR Bard, Inc.	16,654	4,139,185
Danaher Corp.	109,916	9,401,115
DexCom, Inc.*	18,674	1,582,248
Edwards Lifesciences Corp.*	47,780	4,494,665
Hill-Rom Holdings, Inc.	13,948	984,729
Hologic, Inc.*	62,916	2,677,076
IDEXX Laboratories, Inc.*	20,063	3,101,940
Intuitive Surgical, Inc.*	17,908	13,725,945
ResMed, Inc.	31,287	2,251,725
Stryker Corp.	116,272	15,307,210
Teleflex, Inc.	1,947	377,192
Varex Imaging Corp.*	60,175	2,021,880
Varian Medical Systems, Inc.*	168,940	15,395,503
West Pharmaceutical Services, Inc.	16,161	1,318,899
Zimmer Biomet Holdings, Inc.	22,095	2,698,020

		110,002,062

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.(x)*	6,072	264,739
Aetna, Inc.	48,021	6,125,079
AmerisourceBergen Corp.	37,207	3,292,820
Anthem, Inc.	27,522	4,551,588
Cardinal Health, Inc.	68,405	5,578,428
Centene Corp.*	41,822	2,980,236
Cigna Corp.	43,078	6,310,496
DaVita, Inc.*	15,188	1,032,328
Envision Healthcare Corp.*	18,276	1,120,684
Express Scripts Holding Co.*	120,159	7,919,680
HCA Holdings, Inc.*	79,358	7,062,068
Henry Schein, Inc.*	18,446	3,135,267
Humana, Inc.	56,409	11,628,151
Laboratory Corp. of America Holdings*	10,336	1,482,906
McKesson Corp.	48,073	7,127,303
MEDNAX, Inc.*	14,854	1,030,571

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Patterson Cos., Inc.	19,053	$861,767
Premier, Inc., Class A*	3,376	107,458
Tenet Healthcare Corp.*	19,421	343,946
UnitedHealth Group, Inc.	257,686	42,263,080
Universal Health Services, Inc., Class B	4,727	588,275
VCA, Inc.*	17,511	1,602,257
WellCare Health Plans, Inc.*	9,060	1,270,303

		117,679,430

Health Care Technology (0.3%)
athenahealth, Inc.(x)*	9,025	1,017,027
Cerner Corp.*	215,059	12,656,223
Inovalon Holdings, Inc., Class A(x)*	14,290	180,054
Veeva Systems, Inc., Class A*	22,187	1,137,749

		14,991,053

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	19,537	1,032,921
Bio-Techne Corp.	8,438	857,723
Bruker Corp.	24,675	575,668
Charles River Laboratories International, Inc.*	10,693	961,835
Illumina, Inc.*	46,322	7,904,387
Mettler-Toledo International, Inc.*	5,940	2,844,725
Patheon NV*	4,514	118,899
PerkinElmer, Inc.	5,524	320,723
Quintiles IMS Holdings, Inc.*	25,264	2,034,510
Thermo Fisher Scientific, Inc.	40,482	6,218,035
VWR Corp.*	1,095	30,879
Waters Corp.*	17,340	2,710,415

		25,610,720

Pharmaceuticals (2.3%)
Akorn, Inc.*	17,991	433,223
Allergan plc	54,077	12,920,077
Bristol-Myers Squibb Co.	398,476	21,669,124
Eli Lilly & Co.	221,441	18,625,403
Johnson & Johnson	108,153	13,470,456
Merck & Co., Inc.	104,173	6,619,152
Mylan NV*	32,642	1,272,712
Novartis AG (ADR)	99,984	7,425,812
Novo Nordisk A/S (ADR)	364,934	12,509,938
Pfizer, Inc.	95,548	3,268,697
Zoetis, Inc.	165,311	8,822,648

		107,037,242

Total Health Care		579,911,536

Industrials (7.2%)
Aerospace & Defense (1.6%)
B/E Aerospace, Inc.	22,784	1,460,682
Boeing Co. (The)	171,938	30,408,956
BWX Technologies, Inc.	21,368	1,017,117
General Dynamics Corp.	23,068	4,318,330
HEICO Corp.(x)	4,707	410,450
HEICO Corp., Class A	8,539	640,425
Hexcel Corp.	21,100	1,151,005
Huntington Ingalls Industries, Inc.	8,802	1,762,512
Lockheed Martin Corp.	57,764	15,457,647
Northrop Grumman Corp.	37,792	8,988,449
Raytheon Co.	25,771	3,930,078
Rockwell Collins, Inc.	29,451	2,861,459
Spirit AeroSystems Holdings, Inc., Class A	14,534	841,809
Textron, Inc.	19,261	916,631
TransDigm Group, Inc.	11,284	2,484,285

		76,649,835

Air Freight & Logistics (1.2%)
CH Robinson Worldwide, Inc.	32,171	2,486,497
Expeditors International of Washington, Inc.	359,714	20,320,244
FedEx Corp.	56,678	11,060,712
United Parcel Service, Inc., Class B	214,738	23,041,387

		56,908,840

Airlines (0.4%)
Alaska Air Group, Inc.	22,533	2,077,993
American Airlines Group, Inc.	77,400	3,274,020
Delta Air Lines, Inc.	128,896	5,924,060
JetBlue Airways Corp.*	5,853	120,630
Southwest Airlines Co.	144,872	7,788,319

		19,185,022

Building Products (0.2%)
Allegion plc	21,507	1,628,080
AO Smith Corp.	32,662	1,670,988
Fortune Brands Home & Security, Inc.	39,504	2,403,818
Johnson Controls International plc	44,424	1,871,139
Lennox International, Inc.	8,296	1,387,921
Masco Corp.	49,161	1,670,982

		10,632,928

Commercial Services & Supplies (0.3%)
Cintas Corp.	20,099	2,543,327
Clean Harbors, Inc.*	1,001	55,676
Copart, Inc.*	21,866	1,354,161
Covanta Holding Corp.	25,741	404,134
KAR Auction Services, Inc.	31,012	1,354,294
LSC Communications, Inc.	4,276	107,584
Pitney Bowes, Inc.	42,428	556,231
Rollins, Inc.	21,351	792,763
RR Donnelley & Sons Co.	11,403	138,090
Stericycle, Inc.*	17,500	1,450,575
Waste Management, Inc.	83,465	6,086,268

		14,843,103

Construction & Engineering (0.0%)
Quanta Services, Inc.*	8,762	325,158
Valmont Industries, Inc.	3,968	617,024

		942,182

Electrical Equipment (0.2%)
Acuity Brands, Inc.	20,288	4,138,752
AMETEK, Inc.	9,330	504,566
Emerson Electric Co.	23,422	1,402,041
Hubbell, Inc.	8,098	972,165
Rockwell Automation, Inc.	23,279	3,624,773

		10,642,297

Industrial Conglomerates (1.5%)
3M Co.	133,704	25,581,587
Carlisle Cos., Inc.	4,053	431,280
General Electric Co.	383,716	11,434,737
Honeywell International, Inc.	204,266	25,506,695
Roper Technologies, Inc.	32,306	6,670,866

		69,625,165

Machinery (1.0%)
Deere & Co.	127,283	13,856,026
Donaldson Co., Inc.	27,066	1,232,044
Flowserve Corp.	18,094	876,111
Fortive Corp.	47,795	2,878,215
Graco, Inc.	12,763	1,201,509
IDEX Corp.	15,902	1,486,996
Illinois Tool Works, Inc.	84,282	11,164,837
Ingersoll-Rand plc	29,036	2,361,208
Lincoln Electric Holdings, Inc.	8,706	756,203
Middleby Corp. (The)*	12,716	1,735,098
Nordson Corp.	12,888	1,583,162
PACCAR, Inc.	6,554	440,429
Snap-on, Inc.	9,613	1,621,425

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Stanley Black & Decker, Inc.	3,986	$529,620
Toro Co. (The)	23,850	1,489,671
WABCO Holdings, Inc.*	11,780	1,383,208
Wabtec Corp.(x)	27,607	2,153,346
WELBILT, Inc.*	13,433	263,690
Xylem, Inc.	21,551	1,082,291

		48,095,089

Professional Services (0.3%)
Dun & Bradstreet Corp. (The)	3,559	384,158
Equifax, Inc.	48,467	6,627,379
IHS Markit Ltd.*	41,256	1,730,689
Nielsen Holdings plc	63,495	2,622,978
Robert Half International, Inc.	28,392	1,386,381
TransUnion*	11,460	439,491
Verisk Analytics, Inc.*	34,817	2,825,051

		16,016,127

Road & Rail (0.2%)
AMERCO	905	344,977
Avis Budget Group, Inc.*	17,687	523,181
Hertz Global Holdings, Inc.(x)*	3,460	60,688
JB Hunt Transport Services, Inc.	19,985	1,833,424
Landstar System, Inc.	9,427	807,423
Old Dominion Freight Line, Inc.	9,607	822,071
Union Pacific Corp.	30,175	3,196,136

		7,587,900

Trading Companies & Distributors (0.3%)
Air Lease Corp.	10,259	397,536
Fastenal Co.	65,034	3,349,251
HD Supply Holdings, Inc.*	45,412	1,867,569
Herc Holdings, Inc.*	1,153	56,370
MSC Industrial Direct Co., Inc., Class A	4,244	436,113
United Rentals, Inc.*	17,008	2,126,850
Watsco, Inc.	5,887	842,901
WW Grainger, Inc.	12,518	2,913,690

		11,990,280

Total Industrials		343,118,768

Information Technology (28.8%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	8,939	1,182,362
ARRIS International plc*	10,371	274,313
Cisco Systems, Inc.	690,208	23,329,030
CommScope Holding Co., Inc.*	29,585	1,233,990
F5 Networks, Inc.*	15,043	2,144,681
Motorola Solutions, Inc.	4,786	412,649
Palo Alto Networks, Inc.*	19,627	2,211,570

		30,788,595

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	68,003	4,839,773
CDW Corp.	37,174	2,145,312
Cognex Corp.	18,038	1,514,290
Fitbit, Inc., Class A(x)*	24,914	147,491
IPG Photonics Corp.*	6,696	808,207
National Instruments Corp.	18,123	590,085
Trimble, Inc.*	44,720	1,431,487
VeriFone Systems, Inc.*	24,281	454,783
Zebra Technologies Corp., Class A*	9,635	879,194

		12,810,622

Internet Software & Services (8.6%)
Akamai Technologies, Inc.*	34,604	2,065,859
Alibaba Group Holding Ltd. (ADR)*	285,740	30,811,344
Alphabet, Inc., Class A*	110,575	93,745,485
Alphabet, Inc., Class C*	129,097	107,093,707
CommerceHub, Inc.*	1,798	27,893
CoStar Group, Inc.*	7,138	1,479,136
eBay, Inc.*	228,899	7,684,139
Facebook, Inc., Class A*	1,025,031	145,605,654
GoDaddy, Inc., Class A(x)*	11,276	427,360
IAC/InterActiveCorp*	12,644	932,116
Match Group, Inc.(x)*	7,944	129,726
MercadoLibre, Inc.	10,300	2,178,141
Nutanix, Inc., Class A(x)*	2,724	51,129
Pandora Media, Inc.(x)*	42,170	498,028
Tencent Holdings Ltd.	197,300	5,656,365
Twilio, Inc., Class A(x)*	3,848	111,092
Twitter, Inc.(x)*	126,246	1,887,378
VeriSign, Inc.(x)*	49,350	4,298,879
Yelp, Inc.*	12,476	408,589
Zillow Group, Inc., Class A*	8,581	290,124
Zillow Group, Inc., Class C(x)*	15,827	532,895

		405,915,039

IT Services (6.4%)
Accenture plc, Class A	229,059	27,459,593
Alliance Data Systems Corp.	12,354	3,076,146
Automatic Data Processing, Inc.	270,812	27,728,440
Black Knight Financial Services, Inc., Class A(x)*	5,071	194,219
Booz Allen Hamilton Holding Corp.	24,579	869,851
Broadridge Financial Solutions, Inc.	26,348	1,790,347
Cognizant Technology Solutions Corp., Class A*	136,859	8,145,848
CoreLogic, Inc.*	11,311	460,584
CSRA, Inc.	37,783	1,106,664
DST Systems, Inc.	7,493	917,893
Euronet Worldwide, Inc.*	11,430	977,494
Fidelity National Information Services, Inc.	73,258	5,832,802
First Data Corp., Class A*	72,313	1,120,852
Fiserv, Inc.*	82,435	9,505,580
FleetCor Technologies, Inc.*	20,696	3,133,995
Gartner, Inc.*	90,743	9,799,337
Genpact Ltd.	34,214	847,139
Global Payments, Inc.	34,679	2,797,902
International Business Machines Corp.	137,209	23,893,575
Jack Henry & Associates, Inc.	17,835	1,660,439
Leidos Holdings, Inc.	15,384	786,738
Mastercard, Inc., Class A	344,174	38,709,249
Paychex, Inc.	73,173	4,309,890
PayPal Holdings, Inc.*	652,885	28,087,112
Sabre Corp.	46,005	974,846
Square, Inc., Class A*	12,526	216,449
Teradata Corp.*	29,623	921,868
Total System Services, Inc.	37,264	1,992,133
Vantiv, Inc., Class A*	34,966	2,242,020
Visa, Inc., Class A	1,054,814	93,741,319
Western Union Co. (The)	111,077	2,260,417
WEX, Inc.*	8,962	927,567

		306,488,308

Semiconductors & Semiconductor Equipment (2.2%)
Analog Devices, Inc.	34,471	2,824,898
Applied Materials, Inc.	176,362	6,860,482
ASML Holding NV (N.Y. Shares)	17,300	2,297,440
Broadcom Ltd.	85,537	18,729,181
Cree, Inc.*	8,785	234,823
Intel Corp.	96,583	3,483,749
KLA-Tencor Corp.	35,241	3,350,362
Lam Research Corp.	28,799	3,696,640
Maxim Integrated Products, Inc.	63,866	2,871,415
Microchip Technology, Inc.	47,488	3,503,665
NVIDIA Corp.	115,376	12,567,908
NXP Semiconductors NV*	21,221	2,196,374
ON Semiconductor Corp.*	9,987	154,699

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Qorvo, Inc.*	2,499	$171,331
QUALCOMM, Inc.	321,600	18,440,543
Skyworks Solutions, Inc.	39,402	3,860,608
Texas Instruments, Inc.	228,142	18,379,120
Versum Materials, Inc.*	20,191	617,845
Xilinx, Inc.	18,596	1,076,522

		105,317,605

Software (6.6%)
Activision Blizzard, Inc.	126,799	6,322,198
Adobe Systems, Inc.*	202,379	26,335,579
ANSYS, Inc.*	5,014	535,846
Atlassian Corp. plc, Class A(x)*	6,314	189,104
Autodesk, Inc.*	226,849	19,615,633
Cadence Design Systems, Inc.*	63,555	1,995,627
CDK Global, Inc.	32,590	2,118,676
Citrix Systems, Inc.*	35,042	2,922,152
Dell Technologies, Inc., Class V*	5,406	346,416
Electronic Arts, Inc.*	94,726	8,479,872
FireEye, Inc.(x)*	8,544	107,740
Fortinet, Inc.*	32,309	1,239,050
Guidewire Software, Inc.*	16,690	940,148
Intuit, Inc.	76,598	8,884,602
Manhattan Associates, Inc.*	16,455	856,483
Microsoft Corp.	2,312,931	152,329,635
Nuance Communications, Inc.*	38,047	658,594
Oracle Corp.	742,636	33,128,991
PTC, Inc.*	11,276	592,554
Red Hat, Inc.*	40,899	3,537,764
salesforce.com, Inc.*	235,324	19,411,877
ServiceNow, Inc.*	63,232	5,530,903
Snap, Inc., Class A*	83,529	1,881,908
Splunk, Inc.(x)*	29,902	1,862,596
SS&C Technologies Holdings, Inc.	34,499	1,221,265
Symantec Corp.	19,337	593,259
Synopsys, Inc.*	3,162	228,075
Tableau Software, Inc., Class A*	12,241	606,542
Tyler Technologies, Inc.*	7,372	1,139,416
Ultimate Software Group, Inc. (The)(x)*	6,186	1,207,569
VMware, Inc., Class A(x)*	5,620	517,827
Workday, Inc., Class A*	57,256	4,768,280

		310,106,181

Technology Hardware, Storage & Peripherals (4.1%)
Apple, Inc.	1,333,675	191,595,750
NCR Corp.*	28,545	1,303,936

		192,899,686

Total Information Technology		1,364,326,036

Materials (2.0%)
Chemicals (1.4%)
AdvanSix, Inc.*	7,227	197,442
Air Products & Chemicals, Inc.	38,660	5,230,311
Ashland Global Holdings, Inc.	8,400	1,040,004
Axalta Coating Systems Ltd.*	38,041	1,224,920
Celanese Corp.	3,039	273,054
Ecolab, Inc.	59,168	7,416,117
EI du Pont de Nemours & Co.	198,456	15,941,970
FMC Corp.	24,149	1,680,529
International Flavors & Fragrances, Inc.	18,016	2,387,660
LyondellBasell Industries NV, Class A	32,938	3,003,616
Monsanto Co.	64,219	7,269,591
NewMarket Corp.	1,540	697,974
PPG Industries, Inc.	60,102	6,315,518
Praxair, Inc.	56,878	6,745,731
RPM International, Inc.	29,721	1,635,547
Scotts Miracle-Gro Co. (The), Class A	9,269	865,632
Sherwin-Williams Co. (The)	18,240	5,657,866
Valspar Corp. (The)	17,587	1,951,102
Valvoline, Inc.(x)	1,002	24,599
WR Grace & Co.	8,722	608,011

		70,167,194

Construction Materials (0.2%)
Eagle Materials, Inc.	10,802	1,049,306
Martin Marietta Materials, Inc.	12,996	2,836,377
Vulcan Materials Co.	27,877	3,358,621

		7,244,304

Containers & Packaging (0.3%)
AptarGroup, Inc.	3,815	293,717
Avery Dennison Corp.	18,949	1,527,289
Ball Corp.	38,614	2,867,475
Bemis Co., Inc.	2,967	144,968
Berry Plastics Group, Inc.*	28,166	1,368,023
Crown Holdings, Inc.*	30,248	1,601,632
Graphic Packaging Holding Co.	50,511	650,077
Owens-Illinois, Inc.*	36,361	741,037
Packaging Corp. of America	21,065	1,929,975
Sealed Air Corp.	44,158	1,924,406
Silgan Holdings, Inc.	8,584	509,546

		13,558,145

Metals & Mining (0.1%)
Compass Minerals International, Inc.(x)	42,493	2,883,150
Freeport-McMoRan, Inc.*	66,158	883,871
Royal Gold, Inc.	960	67,248
Southern Copper Corp.(x)	7,857	281,988
Steel Dynamics, Inc.	8,044	279,609

		4,395,866

Total Materials		95,365,509

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Alexandria Real Estate Equities, Inc. (REIT)	1,787	197,499
American Tower Corp. (REIT)	153,136	18,612,150
Boston Properties, Inc. (REIT)	5,918	783,602
Care Capital Properties, Inc. (REIT)	1,991	53,498
Colony NorthStar, Inc. (REIT), Class A	41,117	530,820
Crown Castle International Corp. (REIT)	109,665	10,357,859
CubeSmart (REIT)	27,248	707,358
CyrusOne, Inc. (REIT)	13,909	715,896
Digital Realty Trust, Inc. (REIT)	25,253	2,686,667
Empire State Realty Trust, Inc. (REIT), Class A	18,017	371,871
Equinix, Inc. (REIT)	25,380	10,161,391
Equity LifeStyle Properties, Inc. (REIT)	17,193	1,324,893
Essex Property Trust, Inc. (REIT)	6,085	1,408,860
Extra Space Storage, Inc. (REIT)	27,066	2,013,440
Federal Realty Investment Trust (REIT)	15,971	2,132,129
Gaming and Leisure Properties, Inc. (REIT)	43,289	1,446,718
Healthcare Trust of America, Inc. (REIT), Class A	22,376	703,949
Invitation Homes, Inc. (REIT)*	2,499	54,553
Iron Mountain, Inc. (REIT)	58,449	2,084,876
Lamar Advertising Co. (REIT), Class A	18,737	1,400,403
Life Storage, Inc. (REIT)	6,652	546,262

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Omega Healthcare Investors, Inc. (REIT)	14,941	$492,904
Outfront Media, Inc. (REIT)	5,385	142,972
Park Hotels & Resorts, Inc. (REIT)	20,239	519,535
Public Storage (REIT)	33,502	7,333,923
Regency Centers Corp. (REIT)	4,060	269,543
SBA Communications Corp. (REIT)*	18,182	2,188,567
Senior Housing Properties Trust (REIT)	6,672	135,108
Simon Property Group, Inc. (REIT)	63,302	10,889,843
Tanger Factory Outlet Centers, Inc. (REIT)	19,011	622,990
Taubman Centers, Inc. (REIT)	6,249	412,559
Ventas, Inc. (REIT)	24,217	1,575,074

		82,877,712

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	67,578	2,351,039

Total Real Estate		85,228,751

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
Verizon Communications, Inc.	463,251	22,583,486
Zayo Group Holdings, Inc.*	37,815	1,244,114

		23,827,600

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	85,981	5,553,513

Total Telecommunication Services		29,381,113

Utilities (0.1%)
Electric Utilities (0.1%)
NextEra Energy, Inc.	28,500	3,658,545

Multi-Utilities (0.0%)
Dominion Resources, Inc.	8,616	668,343

Total Utilities		4,326,888

Total Common Stocks (82.7%) (Cost $2,368,261,296)		3,925,097,170

EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	5,579	1,323,729
iShares Morningstar Large-Cap Fund(x)	10,023	1,421,763
iShares Morningstar Large-Cap Growth Fund‡	548,165	72,176,886
iShares Morningstar Large-Cap Value Fund(x)	170,168	16,370,604
iShares Russell 1000 Fund	3,225	423,281
iShares Russell 1000 Growth Fund(x)	971,673	110,576,386
iShares Russell 1000 Value Fund(x)	149,690	17,205,369
iShares S&P 100 Fund(x)	2,587	270,859
iShares S&P 500 Growth Fund(x)	551,150	72,487,248
iShares S&P 500 Value Fund(x)	150,504	15,658,436
Vanguard Growth Fund(x)	551,822	67,134,665
Vanguard Large-Cap Fund(x)	600	64,854
Vanguard Value Fund	175,900	16,775,583

Total Exchange Traded Funds (8.2%) (Cost $216,530,077)		391,889,663

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
Furiex Pharmaceuticals LLC*† (Cost $—)	306	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (6.7%)
JPMorgan Prime Money Market Fund, IM Shares	319,482,395	319,578,240

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.3%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,500,099, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $1,530,001.(xx)	$1,500,000	1,500,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $2,700,198, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $2,754,000.(xx)	2,700,000	2,700,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $1,500,119, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $1,530,003.(xx)	1,500,000	1,500,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $6,000,650, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $6,587,919.(xx)	6,000,000	6,000,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $639,712, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $652,462.(xx)	639,669	639,669

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $5,000,450, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $5,103,080.(xx)	$5,000,000	$5,000,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $1,600,111, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,632,986.(xx)	1,600,000	1,600,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $4,000,653, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $4,080,555.(xx)	4,000,000	4,000,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $3,000,323, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $3,060,495.(xx)	3,000,000	3,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $4,000,327, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $4,080,333.(xx)	4,000,000	4,000,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,000,066, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $3,000,190, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $3,060,003.(xx)	3,000,000	3,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $17,002,678, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $17,340,000.(xx)	17,000,000	17,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $12,001,890, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $12,240,005.(xx)	12,000,000	12,000,000

Total Repurchase Agreements		62,939,669

Total Short-Term Investments (8.0%) (Cost $382,436,369)		382,517,909

Total Investments (98.9%) (Cost $2,967,227,742)		4,699,504,742
Other Assets Less Liabilities (1.1%)		52,809,654

Net Assets (100%)		$4,752,314,396

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $62,084,234. This was secured by cash collateral of $62,939,669 which was subsequently invested in joint repurchase agreements with a total value of $62,939,669, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $645,462 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/6/17-11/15/46.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
iShares Morningstar Large-Cap Growth Fund	$69,013,470	$—	$2,400,462	$72,176,886	$136,895	$344,768

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	774	June-17	$82,975,411	$84,187,980	$1,212,569
S&P 500 E-Mini Index	2,851	June-17	336,757,149	336,303,960	(453,189)

					$759,380

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$877,956,704	$9,378,490	$—		$887,335,194
Consumer Staples	348,525,383	27,705,996	—		376,231,379
Energy	22,947,825	—	—		22,947,825
Financials	136,924,171	—	—		136,924,171
Health Care	579,911,536	—	—		579,911,536
Industrials	343,118,768	—	—		343,118,768
Information Technology	1,358,669,671	5,656,365	—		1,364,326,036
Materials	95,365,509	—	—		95,365,509
Real Estate	85,228,751	—	—		85,228,751
Telecommunication Services	29,381,113	—	—		29,381,113
Utilities	4,326,888	—	—		4,326,888
Exchange Traded Funds
Exchange Traded Funds	391,889,663	—	—		391,889,663
Futures	1,212,569	—	—		1,212,569
Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	319,578,240	—	—		319,578,240
Repurchase Agreements	—	62,939,669	—		62,939,669

Total Assets	$4,595,036,791	$105,680,520	$—		$4,700,717,311

Liabilities:
Futures	$(453,189)	$—	$—		$(453,189)

Total Liabilities	$(453,189)	$—	$—		$(453,189)

Total	$4,594,583,602	$105,680,520	$—		$4,700,264,122

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,744,640,290
Aggregate gross unrealized depreciation	(40,531,805)

Net unrealized appreciation	$1,704,108,485

Federal income tax cost of investments	$2,995,396,257

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.2%)
Auto Components (0.5%)
Adient plc	18,644	$1,354,859
BorgWarner, Inc.	49,400	2,064,426
Delphi Automotive plc	57,758	4,648,941
Gentex Corp.	26,002	554,623
Goodyear Tire & Rubber Co. (The)	68,900	2,480,400
Lear Corp.	75,785	10,729,641
Magna International, Inc.	130,690	5,640,580

		27,473,470

Automobiles (0.6%)
Ford Motor Co.	1,007,720	11,729,861
General Motors Co.	406,102	14,359,766
Harley-Davidson, Inc.	23,181	1,402,451
Tesla, Inc.(x)*	1,890	525,987

		28,018,065

Distributors (0.0%)
Genuine Parts Co.	2,162	199,790

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	1,126	675,093
H&R Block, Inc.	53,600	1,246,200

		1,921,293

Hotels, Restaurants & Leisure (0.5%)
Aramark	35,630	1,313,678
Carnival Corp.	105,662	6,224,548
Choice Hotels International, Inc.	2,700	169,020
Darden Restaurants, Inc.	4,870	407,473
Extended Stay America, Inc.	16,400	261,416
Hilton Grand Vacations, Inc.*	1,600	45,856
Hilton Worldwide Holdings, Inc.	5,366	313,696
Hyatt Hotels Corp., Class A*	7,992	431,408
International Game Technology plc	24,300	575,910
Marriott International, Inc., Class A	20,460	1,926,923
McDonald’s Corp.	23,688	3,070,202
MGM Resorts International	111,662	3,059,539
Norwegian Cruise Line Holdings Ltd.*	37,282	1,891,316
Royal Caribbean Cruises Ltd.	43,586	4,276,222
Wendy’s Co. (The)	23,192	315,643
Wynn Resorts Ltd.	1,800	206,298
Yum Brands, Inc.	10,253	655,167

		25,144,315

Household Durables (0.3%)
CalAtlantic Group, Inc.(x)	16,900	632,905
DR Horton, Inc.	39,365	1,311,248
Garmin Ltd.	29,512	1,508,358
Lennar Corp., Class A	22,386	1,145,939
Lennar Corp., Class B	1,200	50,160
Mohawk Industries, Inc.*	3,387	777,283
Newell Brands, Inc.	107,199	5,056,576
PulteGroup, Inc.	57,600	1,356,480
Toll Brothers, Inc.*	21,160	764,088
Tupperware Brands Corp.	9,240	579,533
Whirlpool Corp.	17,372	2,976,345

		16,158,915

Internet & Direct Marketing Retail (0.1%)
Liberty Expedia Holdings, Inc., Class A*	11,200	509,376
Liberty Interactive Corp. QVC Group, Class A*	50,211	1,005,224
Liberty Ventures*	16,800	747,264
Priceline Group, Inc. (The)*	773	1,375,917

		3,637,781

Leisure Products (0.0%)
Brunswick Corp.	4,300	263,160
Vista Outdoor, Inc.*	12,918	265,982

		529,142

Media (1.7%)
CBS Corp. (Non-Voting), Class B	63,031	4,371,830
Clear Channel Outdoor Holdings, Inc., Class A	4,300	26,015
Comcast Corp., Class A	743,229	27,937,979
Discovery Communications, Inc., Class A(x)*	2,700	78,543
Discovery Communications, Inc., Class C*	4,000	113,240
DISH Network Corp., Class A*	13,000	825,370
Interpublic Group of Cos., Inc. (The)	216,123	5,310,142
John Wiley & Sons, Inc., Class A	11,412	613,966
Liberty Broadband Corp., Class A*	6,614	562,785
Liberty Broadband Corp., Class C*	26,728	2,309,299
Liberty Media Corp-Liberty SiriusXM, Class A*	23,456	912,908
Liberty Media Corp-Liberty SiriusXM, Class C*	47,412	1,838,637
Lions Gate Entertainment Corp., Class A(x)*	4,300	114,208
Lions Gate Entertainment Corp., Class B*	4,300	104,834
Live Nation Entertainment, Inc.*	14,500	440,365
Madison Square Garden Co. (The), Class A*	4,600	918,666
News Corp., Class A	98,332	1,278,316
News Corp., Class B	31,400	423,900
Omnicom Group, Inc.	105,135	9,063,688
Regal Entertainment Group, Class A(x)	73,239	1,653,737
Scripps Networks Interactive, Inc., Class A	69,620	5,456,119
TEGNA, Inc.	56,338	1,443,380
Time Warner, Inc.	132,774	12,973,349
Tribune Media Co., Class A	18,500	689,495
Twenty-First Century Fox, Inc., Class A	98,537	3,191,613
Twenty-First Century Fox, Inc., Class B	28,600	908,908
Viacom, Inc., Class A	300	14,625
Viacom, Inc., Class B	10,500	489,510
Walt Disney Co. (The)	10,706	1,213,953

		85,279,380

Multiline Retail (0.5%)
Dillard’s, Inc., Class A(x)	4,615	241,088
Dollar General Corp.	120,757	8,420,386
JC Penney Co., Inc.(x)*	79,577	490,194
Kohl’s Corp.	47,786	1,902,361
Macy’s, Inc.	79,836	2,366,339
Target Corp.	183,121	10,106,447

		23,526,815

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	8,777	1,301,278
AutoNation, Inc.*	10,100	427,129
Bed Bath & Beyond, Inc.	34,400	1,357,424
Best Buy Co., Inc.	71,761	3,527,053
Burlington Stores, Inc.*	42,513	4,136,089
Cabela’s, Inc.*	11,300	600,143
CST Brands, Inc.	19,204	923,520
Dick’s Sporting Goods, Inc.	4,900	238,434
Foot Locker, Inc.	44,650	3,340,267
GameStop Corp., Class A	26,396	595,230

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Gap, Inc. (The)	53,800	$1,306,802
Home Depot, Inc. (The)	51,650	7,583,769
L Brands, Inc.	51,400	2,420,940
Lowe’s Cos., Inc.	2,940	241,697
Michaels Cos., Inc. (The)*	5,500	123,145
Murphy USA, Inc.*	3,530	259,173
Penske Automotive Group, Inc.	9,900	463,419
Ross Stores, Inc.	52,973	3,489,332
Signet Jewelers Ltd.	1,600	110,832
Staples, Inc.	166,896	1,463,678
Tiffany & Co.	28,400	2,706,520
TJX Cos., Inc. (The)	18,195	1,438,861
Urban Outfitters, Inc.*	22,630	537,689

		38,592,424

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	58,500	2,417,805
Hanesbrands, Inc.	90,129	1,871,078
PVH Corp.	38,057	3,937,758
Ralph Lauren Corp.	13,800	1,126,356

		9,352,997

Total Consumer Discretionary		259,834,387

Consumer Staples (7.7%)
Beverages (0.7%)
Brown-Forman Corp., Class A	800	37,656
Brown-Forman Corp., Class B	2,700	124,686
Coca-Cola Co. (The)	254,900	10,817,956
Diageo plc	167,801	4,800,782
Molson Coors Brewing Co., Class B	44,522	4,261,201
PepsiCo, Inc.	148,893	16,655,170

		36,697,451

Food & Staples Retailing (1.8%)
CVS Health Corp.	131,380	10,313,330
Kroger Co. (The)	632,632	18,656,318
Rite Aid Corp.*	97,622	414,894
Walgreens Boots Alliance, Inc.	305,426	25,365,629
Wal-Mart Stores, Inc.	430,033	30,996,778
Whole Foods Market, Inc.	68,600	2,038,792

		87,785,741

Food Products (1.6%)
Archer-Daniels-Midland Co.	202,259	9,312,004
Bunge Ltd.	36,014	2,854,470
Conagra Brands, Inc.	23,720	956,865
Danone SA	28,974	1,970,787
Flowers Foods, Inc.	3,700	71,817
General Mills, Inc.	90,626	5,347,840
Hain Celestial Group, Inc. (The)*	6,600	245,520
Hormel Foods Corp.	33,650	1,165,300
Ingredion, Inc.	5,456	657,066
JM Smucker Co. (The)	46,568	6,104,133
Kellogg Co.	4,920	357,241
Kraft Heinz Co. (The)	134,900	12,250,269
Lamb Weston Holdings, Inc.	7,906	332,526
Mead Johnson Nutrition Co.	47,006	4,187,294
Mondelez International, Inc., Class A	427,632	18,422,388
Nestle SA (Registered)	97,696	7,495,570
Pilgrim’s Pride Corp.(x)	31,540	709,808
Pinnacle Foods, Inc.	29,881	1,729,213
Post Holdings, Inc.*	7,000	612,640
TreeHouse Foods, Inc.*	9,700	821,202
Tyson Foods, Inc., Class A	83,797	5,171,113

		80,775,066

Household Products (1.8%)
Clorox Co. (The)	4,977	671,049
Colgate-Palmolive Co.	204,800	14,989,312
Energizer Holdings, Inc.	10,873	606,170
Kimberly-Clark Corp.	23,943	3,151,617
Procter & Gamble Co. (The)	760,405	68,322,389

		87,740,537

Personal Products (0.1%)
Coty, Inc., Class A	215,695	3,910,551
Edgewell Personal Care Co.*	15,273	1,117,067
Nu Skin Enterprises, Inc., Class A	10,100	560,954
Unilever NV (N.Y. Shares)	19,750	981,180

		6,569,752

Tobacco (1.7%)
Altria Group, Inc.	191,054	13,645,077
Philip Morris International, Inc.	586,129	66,173,964
Reynolds American, Inc.	82,300	5,186,546

		85,005,587

Total Consumer Staples		384,574,134

Energy (9.7%)
Energy Equipment & Services (1.5%)
Baker Hughes, Inc.	113,591	6,795,014
Diamond Offshore Drilling, Inc.(x)*	16,603	277,436
Dril-Quip, Inc.*	9,800	534,590
Ensco plc, Class A	78,000	698,100
Frank’s International NV(x)	9,057	95,732
Halliburton Co.	222,400	10,944,304
Helmerich & Payne, Inc.(x)	25,183	1,676,432
Nabors Industries Ltd.	71,225	930,911
National Oilwell Varco, Inc.	97,805	3,921,002
Noble Corp. plc(x)	62,600	387,494
Oceaneering International, Inc.	25,300	685,124
Patterson-UTI Energy, Inc.	42,149	1,022,956
Rowan Cos., plc, Class A*	32,446	505,509
RPC, Inc.(x)	15,000	274,650
Schlumberger Ltd.	537,971	42,015,536
Superior Energy Services, Inc.*	250,438	3,571,246
Transocean Ltd.(x)*	89,300	1,111,785
Weatherford International plc(x)*	253,100	1,683,115

		77,130,936

Oil, Gas & Consumable Fuels (8.2%)
Anadarko Petroleum Corp.	145,006	8,990,372
Antero Resources Corp.*	46,500	1,060,665
Apache Corp.	348,713	17,920,361
Cabot Oil & Gas Corp.	35,100	839,241
Canadian Natural Resources Ltd.	179,724	5,893,150
Cheniere Energy, Inc.*	51,600	2,439,132
Chesapeake Energy Corp.(x)*	144,283	857,041
Chevron Corp.	526,020	56,478,767
Cimarex Energy Co.	20,372	2,434,250
Concho Resources, Inc.*	36,500	4,684,410
ConocoPhillips	321,753	16,045,822
CONSOL Energy, Inc.*	58,730	985,489
Continental Resources, Inc.(x)*	12,400	563,208
Devon Energy Corp.	675,425	28,178,731
Diamondback Energy, Inc.*	17,600	1,825,384
Energen Corp.*	25,088	1,365,791
EOG Resources, Inc.	266,160	25,963,908
EQT Corp.	44,613	2,725,854
Extraction Oil & Gas, Inc.(x)*	9,559	177,319
Exxon Mobil Corp.	1,158,764	95,030,237
Gulfport Energy Corp.*	455,893	7,836,801
Hess Corp.	175,960	8,483,032
HollyFrontier Corp.(x)	41,892	1,187,219
Kinder Morgan, Inc.	499,118	10,850,825
Kosmos Energy Ltd.(x)*	40,600	270,396
Laredo Petroleum, Inc.*	37,156	542,478
Marathon Oil Corp.	1,122,713	17,738,865
Marathon Petroleum Corp.	344,991	17,435,845

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Murphy Oil Corp.(x)	42,222	$1,207,127
Newfield Exploration Co.*	38,231	1,411,106
Noble Energy, Inc.	110,094	3,780,628
Occidental Petroleum Corp.	269,427	17,070,895
Parsley Energy, Inc., Class A*	47,100	1,531,221
PBF Energy, Inc., Class A(x)	28,118	623,376
Phillips 66	117,019	9,270,245
Pioneer Natural Resources Co.	42,200	7,858,906
QEP Resources, Inc.*	61,803	785,516
Range Resources Corp.	52,837	1,537,557
Rice Energy, Inc.*	39,862	944,729
SM Energy Co.	25,000	600,500
Targa Resources Corp.	45,800	2,743,420
Tesoro Corp.	30,933	2,507,429
Valero Energy Corp.	182,962	12,128,551
Whiting Petroleum Corp.*	103,578	979,848
Williams Cos., Inc. (The)	161,810	4,787,958
World Fuel Services Corp.	17,890	648,513
WPX Energy, Inc.*	99,403	1,331,006

		410,553,124

Total Energy		487,684,060

Financials (23.1%)
Banks (10.7%)
Associated Banc-Corp.	38,584	941,450
Bank of America Corp.	3,896,072	91,908,338
Bank of Hawaii Corp.	11,028	908,266
BankUnited, Inc.	25,608	955,434
BB&T Corp.	210,990	9,431,253
BOK Financial Corp.(x)	6,644	520,026
CIT Group, Inc.	51,508	2,211,238
Citigroup, Inc.	1,340,488	80,187,992
Citizens Financial Group, Inc.	80,662	2,786,872
Comerica, Inc.	108,790	7,460,818
Commerce Bancshares, Inc.	22,558	1,266,857
Cullen/Frost Bankers, Inc.	13,767	1,224,850
East West Bancorp, Inc.	37,129	1,916,228
Fifth Third Bancorp	218,607	5,552,618
First Hawaiian, Inc.	5,588	167,193
First Horizon National Corp.	59,592	1,102,452
First Republic Bank	7,813	732,938
Huntington Bancshares, Inc.	278,501	3,729,128
JPMorgan Chase & Co.	1,521,475	133,646,365
KeyCorp	472,674	8,404,144
M&T Bank Corp.	38,771	5,999,037
PacWest Bancorp	30,700	1,635,082
People’s United Financial, Inc.	79,948	1,455,054
PNC Financial Services Group, Inc. (The)	188,313	22,642,755
Popular, Inc.	26,440	1,076,901
Regions Financial Corp.	652,946	9,487,305
Signature Bank*	5,617	833,507
SunTrust Banks, Inc.	130,057	7,192,152
SVB Financial Group*	3,550	660,620
Synovus Financial Corp.	32,120	1,317,562
TCF Financial Corp.	40,536	689,923
US Bancorp	626,769	32,278,604
Wells Fargo & Co.	1,689,340	94,028,664
Western Alliance Bancorp*	10,500	515,445
Zions Bancorp	52,114	2,188,788

		537,055,859

Capital Markets (3.5%)
Affiliated Managers Group, Inc.	1,800	295,092
Ameriprise Financial, Inc.	38,213	4,955,462
Bank of New York Mellon Corp. (The)	375,405	17,730,378
BlackRock, Inc.	43,950	16,855,265
Charles Schwab Corp. (The)	61,966	2,528,832
CME Group, Inc.	87,708	10,419,710
Donnelley Financial Solutions, Inc.*	2,120	40,895
E*TRADE Financial Corp.*	72,251	2,520,837
Franklin Resources, Inc.	152,124	6,410,505
Goldman Sachs Group, Inc. (The)	154,511	35,494,268
Interactive Brokers Group, Inc., Class A	14,394	499,760
Intercontinental Exchange, Inc.	79,515	4,760,563
Invesco Ltd.	88,607	2,714,032
Lazard Ltd., Class A	28,400	1,306,116
Legg Mason, Inc.	27,215	982,734
LPL Financial Holdings, Inc.	19,000	756,770
Moody’s Corp.	33,735	3,779,669
Morgan Stanley	497,795	21,325,538
Nasdaq, Inc.	200,576	13,930,003
Northern Trust Corp.	53,654	4,645,363
Raymond James Financial, Inc.	32,730	2,495,990
S&P Global, Inc.	7,891	1,031,669
State Street Corp.	153,366	12,209,467
T Rowe Price Group, Inc.	27,131	1,848,978
TD Ameritrade Holding Corp.	6,953	270,194
Thomson Reuters Corp.	77,736	3,360,527

		173,168,617

Consumer Finance (2.2%)
Ally Financial, Inc.	114,900	2,335,917
American Express Co.	284,988	22,545,401
Capital One Financial Corp.	380,272	32,954,371
Discover Financial Services	384,246	26,278,584
Navient Corp.	78,093	1,152,653
OneMain Holdings, Inc.*	116,494	2,894,876
Santander Consumer USA Holdings, Inc.*	27,295	363,569
SLM Corp.*	461,003	5,578,136
Synchrony Financial	482,746	16,558,188

		110,661,695

Diversified Financial Services (1.7%)
Berkshire Hathaway, Inc., Class B*	491,121	81,860,048
Leucadia National Corp.	85,105	2,212,730
Voya Financial, Inc.	52,861	2,006,604

		86,079,382

Insurance (4.6%)
Aflac, Inc.	104,290	7,552,682
Alleghany Corp.*	3,934	2,418,072
Allied World Assurance Co. Holdings AG	22,570	1,198,467
Allstate Corp. (The)	164,055	13,368,842
American Financial Group, Inc.	17,725	1,691,320
American International Group, Inc.	412,171	25,731,835
American National Insurance Co.	1,879	221,778
AmTrust Financial Services, Inc.(x)	21,200	391,352
Aon plc	64,993	7,714,019
Arch Capital Group Ltd.*	29,664	2,811,257
Arthur J Gallagher & Co.	14,200	802,868
Aspen Insurance Holdings Ltd.	15,524	808,024
Assurant, Inc.	14,769	1,412,950
Assured Guaranty Ltd.	34,392	1,276,287
Athene Holding Ltd., Class A(x)*	18,367	918,166
Axis Capital Holdings Ltd.	21,994	1,474,258
Brown & Brown, Inc.	28,262	1,179,091
Chubb Ltd.	187,770	25,583,663
Cincinnati Financial Corp.	38,821	2,805,594
CNA Financial Corp.	6,922	305,745
Erie Indemnity Co., Class A	1,700	208,590
Everest Re Group Ltd.	10,875	2,542,684

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
First American Financial Corp.	123,508	$4,851,394
FNF Group	206,429	8,038,345
Hanover Insurance Group, Inc. (The)	11,001	990,750
Hartford Financial Services Group, Inc. (The)	198,599	9,546,654
Lincoln National Corp.	114,943	7,523,019
Loews Corp.	72,540	3,392,696
Markel Corp.*	3,549	3,463,327
Marsh & McLennan Cos., Inc.	14,638	1,081,602
Mercury General Corp.	7,041	429,431
MetLife, Inc.	367,520	19,412,406
Old Republic International Corp.	62,491	1,279,816
Principal Financial Group, Inc.	69,297	4,373,334
ProAssurance Corp.	13,570	817,593
Progressive Corp. (The)	136,276	5,339,294
Prudential Financial, Inc.	212,979	22,720,600
Reinsurance Group of America, Inc.	16,545	2,100,884
RenaissanceRe Holdings Ltd.	10,936	1,581,892
Torchmark Corp.	30,721	2,366,746
Travelers Cos., Inc. (The)	150,957	18,196,357
Unum Group	61,653	2,890,909
Validus Holdings Ltd.	19,478	1,098,364
White Mountains Insurance Group Ltd.	1,096	964,348
WR Berkley Corp.	24,754	1,748,375
XL Group Ltd.	143,065	5,702,571

		232,328,251

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
AGNC Investment Corp. (REIT)	85,848	1,707,517
Annaly Capital Management, Inc. (REIT)	263,580	2,928,374
Chimera Investment Corp. (REIT)	48,456	977,842
MFA Financial, Inc. (REIT)	95,657	772,909
Starwood Property Trust, Inc. (REIT)	265,116	5,986,318
Two Harbors Investment Corp. (REIT)(x)	89,461	857,931

		13,230,891

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc.	202,188	2,824,566
TFS Financial Corp.	14,696	244,248

		3,068,814

Total Financials		1,155,593,509

Health Care (10.5%)
Biotechnology (0.5%)
Alnylam Pharmaceuticals, Inc.(x)*	2,500	128,125
Amgen, Inc.	20,693	3,395,101
Biogen, Inc.*	3,368	920,879
Gilead Sciences, Inc.	283,067	19,225,910
Juno Therapeutics, Inc.(x)*	1,500	33,285
OPKO Health, Inc.(x)*	7,000	56,000
United Therapeutics Corp.*	8,300	1,123,654

		24,882,954

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	560,757	24,903,218
Alere, Inc.*	18,153	721,219
Baxter International, Inc.	417,553	21,654,299
Becton Dickinson and Co.	5,436	997,180
Cooper Cos., Inc. (The)	2,764	552,496
Danaher Corp.	178,363	15,255,387
DENTSPLY SIRONA, Inc.	59,587	3,720,612
Hill-Rom Holdings, Inc.	1,065	75,189
Hologic, Inc.*	46,532	1,979,937
Medtronic plc	595,489	47,972,593
Teleflex, Inc.	9,298	1,801,302
Zimmer Biomet Holdings, Inc.	137,980	16,848,738

		136,482,170

Health Care Providers & Services (1.4%)
Acadia Healthcare Co., Inc.(x)*	12,300	536,280
Aetna, Inc.	99,028	12,631,021
Anthem, Inc.	49,746	8,226,993
Brookdale Senior Living, Inc.*	47,600	639,268
Cardinal Health, Inc.	6,242	509,035
Centene Corp.*	11,485	818,421
Cigna Corp.	102,648	15,036,907
DaVita, Inc.*	24,800	1,685,656
Envision Healthcare Corp.*	8,739	535,875
Express Scripts Holding Co.*	71,758	4,729,570
HCA Holdings, Inc.*	25,729	2,289,624
Humana, Inc.	2,334	481,131
Laboratory Corp. of America Holdings*	14,664	2,103,844
LifePoint Health, Inc.*	9,681	634,106
McKesson Corp.	62,634	9,286,117
MEDNAX, Inc.*	7,006	486,076
Premier, Inc., Class A*	8,200	261,006
Quest Diagnostics, Inc.	71,296	7,000,554
UnitedHealth Group, Inc.	3,240	531,392
Universal Health Services, Inc., Class B	16,738	2,083,044
WellCare Health Plans, Inc.*	900	126,189

		70,632,109

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	48,250	611,810

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	62,120	3,284,285
Bio-Rad Laboratories, Inc., Class A*	5,383	1,073,047
Patheon NV*	3,456	91,031
PerkinElmer, Inc.	22,204	1,289,164
QIAGEN NV*	56,853	1,647,031
Quintiles IMS Holdings, Inc.*	7,366	593,184
Thermo Fisher Scientific, Inc.	86,265	13,250,305
VWR Corp.*	18,917	533,459

		21,761,506

Pharmaceuticals (5.5%)
Allergan plc	35,437	8,466,608
Endo International plc*	52,900	590,364
Johnson & Johnson	801,548	99,832,802
Mallinckrodt plc*	122,928	5,478,901
Merck & Co., Inc.	894,141	56,813,719
Mylan NV*	84,800	3,306,352
Novartis AG (Registered)	14,293	1,060,934
Novartis AG (ADR)	81,080	6,021,812
Perrigo Co. plc	35,700	2,370,123
Pfizer, Inc.	2,439,869	83,467,918
Roche Holding AG	4,099	1,046,797
Teva Pharmaceutical Industries Ltd. (ADR)	168,052	5,392,789

		273,849,119

Total Health Care		528,219,668

Industrials (8.6%)
Aerospace & Defense (1.5%)
Arconic, Inc.	113,761	2,996,465
General Dynamics Corp.	37,008	6,927,898
Huntington Ingalls Industries, Inc.	2,000	400,480
L3 Technologies, Inc.	70,230	11,608,317
Lockheed Martin Corp.	21,361	5,716,204
Northrop Grumman Corp.	28,148	6,694,720
Orbital ATK, Inc.	15,109	1,480,682

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Raytheon Co.	49,275	$7,514,438
Spirit AeroSystems Holdings, Inc., Class A	15,273	884,612
Textron, Inc.	48,107	2,289,412
United Technologies Corp.	270,667	30,371,543

		76,884,771

Air Freight & Logistics (0.2%)
Expeditors International of Washington, Inc.	13,900	785,211
United Parcel Service, Inc., Class B	63,634	6,827,928

		7,613,139

Airlines (0.5%)
Alaska Air Group, Inc.	5,500	507,210
American Airlines Group, Inc.	173,340	7,332,282
Copa Holdings SA, Class A	8,100	909,225
Delta Air Lines, Inc.	221,247	10,168,512
JetBlue Airways Corp.*	77,100	1,589,031
Spirit Airlines, Inc.*	18,400	976,488
United Continental Holdings, Inc.*	82,200	5,806,608

		27,289,356

Building Products (0.4%)
Armstrong World Industries, Inc.*	12,000	552,600
Johnson Controls International plc	412,952	17,393,538
Lennox International, Inc.	800	133,840
Masco Corp.	30,100	1,023,099
Owens Corning	29,637	1,818,823
USG Corp.*	22,500	715,500

		21,637,400

Commercial Services & Supplies (0.1%)
Clean Harbors, Inc.*	12,500	695,250
LSC Communications, Inc.	2,120	53,339
Republic Services, Inc.	61,065	3,835,492
RR Donnelley & Sons Co.(x)	5,687	68,870
Stericycle, Inc.*	1,200	99,468
Waste Management, Inc.	31,815	2,319,950

		7,072,369

Construction & Engineering (0.2%)
AECOM*	39,364	1,400,965
Chicago Bridge & Iron Co. NV	26,900	827,175
Fluor Corp.	36,105	1,899,845
Jacobs Engineering Group, Inc.	30,985	1,712,851
KBR, Inc.	36,897	554,562
Quanta Services, Inc.*	88,798	3,295,293
Valmont Industries, Inc.	1,200	186,600

		9,877,291

Electrical Equipment (0.7%)
AMETEK, Inc.	48,700	2,633,696
Eaton Corp. plc	267,159	19,809,841
Emerson Electric Co.	156,261	9,353,783
Hubbell, Inc.	5,146	617,777
Regal Beloit Corp.	11,493	869,445
Rockwell Automation, Inc.	7,000	1,089,970

		34,374,512

Industrial Conglomerates (1.6%)
3M Co.	55,015	10,526,020
Carlisle Cos., Inc.	11,378	1,210,733
General Electric Co.#	1,819,374	54,217,345
Honeywell International, Inc.	81,326	10,155,178
Roper Technologies, Inc.	12,700	2,622,423

		78,731,699

Machinery (1.9%)
AGCO Corp.	18,051	1,086,309
Allison Transmission Holdings, Inc.	36,600	1,319,796
Caterpillar, Inc.	144,761	13,428,031
Colfax Corp.*	25,400	997,204
Crane Co.	12,574	940,912
Cummins, Inc.	45,360	6,858,432
Deere & Co.	69,499	7,565,661
Donaldson Co., Inc.	2,454	111,706
Dover Corp.	39,739	3,193,029
Flowserve Corp.	13,200	639,144
Fortive Corp.	57,834	3,482,763
IDEX Corp.	1,355	126,706
Illinois Tool Works, Inc.	47,718	6,321,203
Ingersoll-Rand plc	111,087	9,033,596
ITT, Inc.	23,300	955,766
Lincoln Electric Holdings, Inc.	5,800	503,788
Oshkosh Corp.	75,099	5,151,040
PACCAR, Inc.	80,976	5,441,587
Parker-Hannifin Corp.	38,367	6,150,997
Pentair plc	42,993	2,699,101
Snap-on, Inc.	4,000	674,680
Stanley Black & Decker, Inc.	54,088	7,186,673
Terex Corp.	27,303	857,314
Timken Co. (The)	18,139	819,883
Trinity Industries, Inc.	38,598	1,024,777
WELBILT, Inc.*	18,300	359,229
Xylem, Inc.	22,117	1,110,716

		88,040,043

Marine (0.0%)
Kirby Corp.*	13,700	966,535

Professional Services (0.3%)
Dun & Bradstreet Corp. (The)	8,868	957,212
Equifax, Inc.	16,057	2,195,634
ManpowerGroup, Inc.	17,308	1,775,282
Nielsen Holdings plc	305,539	12,621,816

		17,549,944

Road & Rail (1.1%)
AMERCO	603	229,858
Canadian National Railway Co.	31,405	2,321,772
CSX Corp.	247,608	11,526,152
Genesee & Wyoming, Inc., Class A*	15,739	1,068,049
Hertz Global Holdings, Inc.(x)*	14,960	262,398
Kansas City Southern	27,900	2,392,704
Norfolk Southern Corp.	76,608	8,577,798
Old Dominion Freight Line, Inc.	6,600	564,762
Ryder System, Inc.	13,858	1,045,448
Union Pacific Corp.	246,778	26,138,725

		54,127,666

Trading Companies & Distributors (0.1%)
Air Lease Corp.	12,549	486,274
Herc Holdings, Inc.*	4,986	243,766
MSC Industrial Direct Co., Inc., Class A	6,700	688,492
United Rentals, Inc.*	28,078	3,511,153
WESCO International, Inc.*	12,564	873,826

		5,803,511

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	19,300	1,555,194

Total Industrials		431,523,430

Information Technology (10.3%)
Communications Equipment (1.9%)
ARRIS International plc*	37,700	997,165
Brocade Communications Systems, Inc.	103,576	1,292,628
Cisco Systems, Inc.	2,238,602	75,664,748
EchoStar Corp., Class A*	11,783	671,042
Harris Corp.	32,314	3,595,579

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Juniper Networks, Inc.	96,629	$2,689,185
Motorola Solutions, Inc.	40,100	3,457,422
Nokia OYJ (ADR)(x)	1,102,332	5,974,639

		94,342,408

Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc.*	23,508	1,725,722
Avnet, Inc.	33,182	1,518,408
Corning, Inc.	277,357	7,488,640
Dolby Laboratories, Inc., Class A	13,136	688,458
Fitbit, Inc., Class A(x)*	5,965	35,313
FLIR Systems, Inc.	35,435	1,285,582
IPG Photonics Corp.*	1,500	181,050
Jabil Circuit, Inc.	48,374	1,398,976
Keysight Technologies, Inc.*	44,410	1,604,977
National Instruments Corp.	5,600	182,336
TE Connectivity Ltd.	9,842	733,721
Trimble, Inc.*	13,600	435,336
Zebra Technologies Corp., Class A*	2,500	228,125

		17,506,644

Internet Software & Services (0.6%)
Akamai Technologies, Inc.*	4,900	292,530
Alphabet, Inc., Class C*	9,824	8,149,597
CommerceHub, Inc.*	8,640	134,040
eBay, Inc.*	148,354	4,980,244
Facebook, Inc., Class A*	48,817	6,934,455
IAC/InterActiveCorp*	3,900	287,508
Nutanix, Inc., Class A(x)*	793	14,885
Pandora Media, Inc.(x)*	7,900	93,299
Twilio, Inc., Class A(x)*	988	28,524
Twitter, Inc.(x)*	19,200	287,040
Yahoo!, Inc.*	224,900	10,437,608
Yelp, Inc.*	4,000	131,000
Zillow Group, Inc., Class A*	4,000	135,240
Zillow Group, Inc., Class C(x)*	8,100	272,727

		32,178,697

IT Services (1.2%)
Accenture plc, Class A	119,857	14,368,457
Amdocs Ltd.	57,098	3,482,407
Booz Allen Hamilton Holding Corp.	133,430	4,722,088
Cognizant Technology Solutions Corp., Class A*	29,874	1,778,100
Computer Sciences Corp.	35,870	2,475,389
Conduent, Inc.*	52,108	874,372
CoreLogic, Inc.*	9,325	379,714
Fidelity National Information Services, Inc.	98,324	7,828,557
First Data Corp., Class A*	55,850	865,675
Fiserv, Inc.*	25,793	2,974,191
International Business Machines Corp.	90,769	15,806,513
Leidos Holdings, Inc.	16,884	863,448
Mastercard, Inc., Class A	37,695	4,239,557
Total System Services, Inc.	22,150	1,184,139

		61,842,607

Semiconductors & Semiconductor Equipment (2.8%)
Analog Devices, Inc.	87,270	7,151,777
Applied Materials, Inc.	110,491	4,298,100
Cree, Inc.*	16,300	435,699
Cypress Semiconductor Corp.	80,581	1,108,795
First Solar, Inc.(x)*	19,494	528,287
Intel Corp.	1,400,623	50,520,471
Lam Research Corp.	8,364	1,073,603
Marvell Technology Group Ltd.	104,200	1,590,092
Micron Technology, Inc.*	268,345	7,755,171
NVIDIA Corp.	14,854	1,618,046
NXP Semiconductors NV*	14,530	1,503,855
ON Semiconductor Corp.*	95,993	1,486,932
Qorvo, Inc.*	29,900	2,049,944
QUALCOMM, Inc.	664,269	38,089,183
Skyworks Solutions, Inc.	4,000	391,920
SunPower Corp.(x)*	14,800	90,280
Teradyne, Inc.	111,079	3,454,557
Texas Instruments, Inc.	117,178	9,439,860
Versum Materials, Inc.*	3,203	98,012
Xilinx, Inc.	44,900	2,599,261

		135,283,845

Software (1.6%)
ANSYS, Inc.*	16,900	1,806,103
Autodesk, Inc.*	9,969	862,019
CA, Inc.	75,506	2,395,050
Dell Technologies, Inc., Class V*	50,274	3,221,558
FireEye, Inc.(x)*	30,000	378,300
Intuit, Inc.	7,934	920,265
Microsoft Corp.	205,742	13,550,168
Nuance Communications, Inc.*	14,035	242,946
Oracle Corp.	1,083,224	48,322,623
PTC, Inc.*	16,400	861,820
SS&C Technologies Holdings, Inc.	3,400	120,360
Symantec Corp.	136,350	4,183,218
Synopsys, Inc.*	35,447	2,556,792
VMware, Inc., Class A(x)*	14,400	1,326,816
Zynga, Inc., Class A*	187,689	534,914

		81,282,952

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	326,462	46,899,530
Hewlett Packard Enterprise Co.	665,458	15,771,355
HP, Inc.	767,298	13,719,288
NCR Corp.*	40,872	1,867,033
NetApp, Inc.	75,100	3,142,935
Western Digital Corp.	73,152	6,037,235
Xerox Corp.	802,393	5,889,565

		93,326,941

Total Information Technology	.	515,764,094

Materials (2.5%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	6,607	893,861
Akzo Nobel NV (ADR)	142,310	3,922,064
Albemarle Corp.	29,022	3,065,884
Ashland Global Holdings, Inc.	16,113	1,994,951
Cabot Corp.	15,789	945,919
Celanese Corp.	34,700	3,117,795
CF Industries Holdings, Inc.(x)	226,036	6,634,156
Dow Chemical Co. (The)	291,277	18,507,740
Eastman Chemical Co.	38,300	3,094,640
EI du Pont de Nemours & Co.	29,129	2,339,933
FMC Corp.	6,700	466,253
Huntsman Corp.	51,213	1,256,767
LyondellBasell Industries NV, Class A	66,484	6,062,676
Monsanto Co.	55,927	6,330,936
Mosaic Co. (The)	90,587	2,643,329
NewMarket Corp.	200	90,646
Platform Speciality Products Corp.(x)*	50,400	656,208
PPG Industries, Inc.	84,580	8,887,665
Praxair, Inc.	9,100	1,079,260
Scotts Miracle-Gro Co. (The), Class A	900	84,051
Sherwin-Williams Co. (The)	10,979	3,405,576
Valvoline, Inc.(x)	7,810	191,736
Westlake Chemical Corp.	9,836	649,668

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
WR Grace & Co.	8,100	$564,651

		76,886,365

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	1,600	349,200
Vulcan Materials Co.	2,354	283,610

		632,810

Containers & Packaging (0.5%)
AptarGroup, Inc.	11,992	923,264
Avery Dennison Corp.	13,524	1,090,034
Bemis Co., Inc.	52,620	2,571,013
Crown Holdings, Inc.*	70,355	3,725,297
Graphic Packaging Holding Co.	105,890	1,362,804
International Paper Co.	106,313	5,398,574
Owens-Illinois, Inc.*	67,640	1,378,503
Sealed Air Corp.	1,170	50,989
Sonoco Products Co.	25,667	1,358,298
WestRock Co.	123,063	6,402,969

		24,261,745

Metals & Mining (0.5%)
Alcoa Corp.	37,887	1,303,313
Compass Minerals International, Inc.(x)	8,700	590,295
Freeport-McMoRan, Inc.*	268,977	3,593,533
Newmont Mining Corp.	152,893	5,039,353
Nucor Corp.	82,449	4,923,854
Reliance Steel & Aluminum Co.	49,549	3,964,911
Royal Gold, Inc.(x)	15,728	1,101,746
Southern Copper Corp.(x)	12,000	430,680
Steel Dynamics, Inc.	51,616	1,794,172
Tahoe Resources, Inc.	77,785	624,614
United States Steel Corp.	39,817	1,346,213

		24,712,684

Paper & Forest Products (0.0%)
Domtar Corp.	16,094	587,753

Total Materials		127,081,357

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	20,506	2,266,323
American Campus Communities, Inc. (REIT)	33,811	1,609,065
American Homes 4 Rent (REIT), Class A	43,008	987,464
Apartment Investment & Management Co. (REIT), Class A	40,349	1,789,478
Apple Hospitality REIT, Inc. (REIT)	42,500	811,750
AvalonBay Communities, Inc. (REIT)	35,548	6,526,613
Boston Properties, Inc. (REIT)	32,975	4,366,220
Brandywine Realty Trust (REIT)	44,444	721,326
Brixmor Property Group, Inc. (REIT)	101,001	2,167,481
Camden Property Trust (REIT)	22,167	1,783,557
Care Capital Properties, Inc. (REIT)	19,499	523,938
Colony NorthStar, Inc. (REIT), Class A	93,440	1,206,310
Columbia Property Trust, Inc. (REIT)	32,000	712,000
CoreCivic, Inc. (REIT)	30,189	948,538
Corporate Office Properties Trust (REIT)	24,397	807,541
Crown Castle International Corp. (REIT)	10,600	1,001,170
CubeSmart (REIT)	14,600	379,016
CyrusOne, Inc. (REIT)(x)	2,200	113,234
DCT Industrial Trust, Inc. (REIT)	23,300	1,121,196
DDR Corp. (REIT)	79,569	997,000
Digital Realty Trust, Inc. (REIT)	12,360	1,314,980
Douglas Emmett, Inc. (REIT)	36,144	1,387,930
Duke Realty Corp. (REIT)	89,539	2,352,190
Empire State Realty Trust, Inc. (REIT), Class A	12,100	249,744
EPR Properties (REIT)	16,300	1,200,169
Equity Commonwealth (REIT)*	31,546	984,866
Equity Residential (REIT)	92,339	5,745,333
Essex Property Trust, Inc. (REIT)	9,909	2,294,231
Forest City Realty Trust, Inc. (REIT), Class A	59,058	1,286,283
GGP, Inc. (REIT)*	149,225	3,459,036
HCP, Inc. (REIT)	121,109	3,788,290
Healthcare Trust of America, Inc. (REIT), Class A	9,197	289,338
Highwoods Properties, Inc. (REIT)	24,800	1,218,424
Hospitality Properties Trust (REIT)	41,483	1,307,959
Host Hotels & Resorts, Inc. (REIT)	190,638	3,557,305
Kilroy Realty Corp. (REIT)	24,788	1,786,719
Kimco Realty Corp. (REIT)	104,472	2,307,786
Liberty Property Trust (REIT)	37,747	1,455,147
Life Storage, Inc. (REIT)(x)	4,100	336,692
Macerich Co. (The) (REIT)	37,109	2,389,820
Mid-America Apartment Communities, Inc. (REIT)	71,669	7,291,603
National Retail Properties, Inc. (REIT)	36,962	1,612,282
Omega Healthcare Investors, Inc. (REIT)	29,900	986,401
Outfront Media, Inc. (REIT)	29,960	795,438
Paramount Group, Inc. (REIT)	46,574	754,965
Park Hotels & Resorts, Inc. (REIT)	3,478	89,280
Piedmont Office Realty Trust, Inc. (REIT), Class A	37,388	799,355
Prologis, Inc. (REIT)	135,354	7,022,165
Public Storage (REIT)	6,382	1,397,084
Quality Care Properties, Inc. (REIT)*	24,201	456,431
Rayonier, Inc. (REIT)	31,700	898,378
Realty Income Corp. (REIT)	66,788	3,975,890
Regency Centers Corp. (REIT)	32,692	2,170,422
Retail Properties of America, Inc. (REIT), Class A	61,397	885,345
SBA Communications Corp. (REIT)*	11,700	1,408,329
Senior Housing Properties Trust (REIT)	53,722	1,087,871
Simon Property Group, Inc. (REIT)	7,500	1,290,225
SL Green Realty Corp. (REIT)	25,315	2,699,085
Spirit Realty Capital, Inc. (REIT)	124,033	1,256,454
STORE Capital Corp. (REIT)	39,000	931,320
Sun Communities, Inc. (REIT)	17,300	1,389,709
Tanger Factory Outlet Centers, Inc. (REIT)	2,300	75,371
Taubman Centers, Inc. (REIT)	7,643	504,591
UDR, Inc. (REIT)	68,628	2,488,451
Uniti Group, Inc. (REIT)*	31,607	817,041
Ventas, Inc. (REIT)	60,098	3,908,774
VEREIT, Inc. (REIT)	250,700	2,128,443
Vornado Realty Trust (REIT)	44,546	4,468,409
Weingarten Realty Investors (REIT)	30,116	1,005,573
Welltower, Inc. (REIT)	92,612	6,558,781
Weyerhaeuser Co. (REIT)	192,220	6,531,636
WP Carey, Inc. (REIT)(x)	26,753	1,664,572

		138,901,136

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.1%)
Howard Hughes Corp. (The)*	9,399	$1,102,033
Jones Lang LaSalle, Inc.	11,646	1,297,946
Realogy Holdings Corp.	37,407	1,114,355

		3,514,334

Total Real Estate		142,415,470

Telecommunication Services (2.7%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	1,711,106	71,096,454
CenturyLink, Inc.(x)	139,308	3,283,490
Frontier Communications Corp.(x)	302,329	646,984
Level 3 Communications, Inc.*	75,700	4,331,554
Verizon Communications, Inc.	789,834	38,504,408

		117,862,890

Wireless Telecommunication Services (0.4%)
Sprint Corp.(x)*	196,081	1,701,983
Telephone & Data Systems, Inc.	291,864	7,737,314
T-Mobile US, Inc.*	114,505	7,395,878
United States Cellular Corp.*	21,847	815,549

		17,650,724

Total Telecommunication Services		135,513,614

Utilities (4.9%)
Electric Utilities (3.0%)
Alliant Energy Corp.	58,840	2,330,652
American Electric Power Co., Inc.	227,441	15,268,114
Avangrid, Inc.	14,562	622,380
Duke Energy Corp.	253,985	20,829,310
Edison International	166,581	13,261,513
Entergy Corp.	46,414	3,525,607
Eversource Energy	82,297	4,837,418
Exelon Corp.	665,290	23,937,134
FirstEnergy Corp.	110,176	3,505,800
Great Plains Energy, Inc.	55,719	1,628,109
Hawaiian Electric Industries, Inc.	27,764	924,819
NextEra Energy, Inc.	119,613	15,354,721
OGE Energy Corp.	51,460	1,800,071
PG&E Corp.	143,069	9,494,059
Pinnacle West Capital Corp.	28,725	2,395,091
Portland General Electric Co.	91,797	4,077,623
PPL Corp.	175,859	6,575,368
Southern Co. (The)	243,905	12,141,591
Westar Energy, Inc.	36,587	1,985,576
Xcel Energy, Inc.	164,925	7,330,916

		151,825,872

Gas Utilities (0.1%)
Atmos Energy Corp.	26,216	2,070,802
National Fuel Gas Co.	19,045	1,135,463
UGI Corp.	44,535	2,200,029

		5,406,294

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	1,267,831	14,174,351
Calpine Corp.*	92,542	1,022,589
Dynegy, Inc.(x)*	404,820	3,181,885
NRG Energy, Inc.	81,457	1,523,246

		19,902,071

Multi-Utilities (1.3%)
Ameren Corp.	62,875	3,432,346
CenterPoint Energy, Inc.	111,798	3,082,271
CMS Energy Corp.	72,086	3,225,128
Consolidated Edison, Inc.	79,070	6,140,576
Dominion Resources, Inc.	149,812	11,620,916
DTE Energy Co.	46,439	4,741,886
MDU Resources Group, Inc.	50,194	1,373,810
NiSource, Inc.	308,626	7,342,213
Public Service Enterprise Group, Inc.	144,829	6,423,166
SCANA Corp.	33,718	2,203,471
Sempra Energy	64,779	7,158,080
Vectren Corp.	21,444	1,256,833
WEC Energy Group, Inc.	90,614	5,493,927

		63,494,623

Water Utilities (0.1%)
American Water Works Co., Inc.	46,189	3,592,119
Aqua America, Inc.	45,868	1,474,656

		5,066,775

Total Utilities		245,695,635

Total Common Stocks (88.0%) (Cost $3,122,028,080)		4,413,899,358

CONVERTIBLE PREFERRED STOCK:
Consumer Staples (0.0%)
Food Products (0.0%)
Tyson Foods, Inc. 4.750%	31,960	2,141,320

Total Convertible Preferred Stock (0.0%) (Cost $1,608,580)		2,141,320

EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	1,994	473,116
iShares Morningstar Large-Cap Fund(x)	11,129	1,578,649
iShares Morningstar Large-Cap Growth Fund	3,360	442,411
iShares Morningstar Large-Cap Value Fund‡	321,305	30,910,376
iShares Russell 1000 Fund	4,431	581,569
iShares Russell 1000 Growth Fund	3,270	372,126
iShares Russell 1000 Value Fund	314,688	36,170,239
iShares S&P 500 Growth Fund	4,250	558,960
iShares S&P 500 Value Fund	233,791	24,323,616
Vanguard Growth Fund	3,490	424,593
Vanguard Large-Cap Fund	3,164	341,997
Vanguard Value Fund	271,301	25,873,976

Total Exchange Traded Funds (2.4%) (Cost $105,105,514)		122,051,628

SHORT-TERM INVESTMENTS:
Investment Company (7.3%)
JPMorgan Prime Money Market Fund, IM Shares	362,780,921	362,889,755

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,000,066, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $1,020,001.(xx)	$1,000,000	1,000,000

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $2,000,147, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $2,040,000.(xx)	$2,000,000	$2,000,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $1,000,091, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $1,020,002.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $5,700,618, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $6,258,523.(xx)	5,700,000	5,700,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $1,100,087, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $1,122,002.(xx)	1,100,000	1,100,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $943,744, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $962,555.(xx)	943,681	943,681
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $1,600,144, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,632,986.(xx)	1,600,000	1,600,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $1,200,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,224,739.(xx)	1,200,000	1,200,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $1,000,071, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $1,020,072.(xx)	1,000,000	1,000,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $1,000,108, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $1,020,165.(xx)	1,000,000	1,000,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $3,000,490, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $3,060,416.(xx)	3,000,000	3,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $2,000,163, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $2,040,167.(xx)	2,000,000	2,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $4,000,630, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $4,080,000.(xx)	4,000,000	4,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $2,000,315, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $2,040,001.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		27,543,681

Total Short-Term Investments (7.8%) (Cost $390,355,319)		390,433,436

Total Investments (98.2%) (Cost $3,619,097,493)		4,928,525,742
Other Assets Less Liabilities (1.8%)		88,176,273

Net Assets (100%)		$5,016,702,015

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $50,594,624.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $26,975,107. This was secured by cash collateral of $27,543,681 which was subsequently invested in joint repurchase agreements with a total value of $27,543,681, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $82,384 collateralized by various U.S. Government Treasury Securities, ranging from 0.00% - 6.500%, maturing 4/6/17-8/15/45.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
iShares Morningstar Large-Cap Value Fund	$23,678,848	$6,633,749	$—	$30,910,376	$178,121	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,998	June-17	$354,119,175	$353,644,080	$(475,095)
S&P MidCap 400 E-Mini Index	638	June-17	109,558,655	109,621,160	62,505

					$(412,590)

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$259,834,387	$—	$—	$259,834,387
Consumer Staples	370,306,995	14,267,139	—	384,574,134
Energy	487,684,060	—	—	487,684,060
Financials	1,155,593,509	—	—	1,155,593,509
Health Care	526,111,937	2,107,731	—	528,219,668
Industrials	431,523,430	—	—	431,523,430
Information Technology	515,764,094	—	—	515,764,094
Materials	127,081,357	—	—	127,081,357
Real Estate	142,415,470	—	—	142,415,470
Telecommunication Services	135,513,614	—	—	135,513,614
Utilities	245,695,635	—	—	245,695,635
Convertible Preferred Stocks
Consumer Staples	2,141,320	—	—	2,141,320
Exchange Traded Funds
Exchange Traded Funds	122,051,628	—	—	122,051,628
Futures	62,505	—	—	62,505
Short-Term Investments
Investment Companies	362,889,755	—	—	362,889,755
Repurchase Agreements	—	27,543,681	—	27,543,681

Total Assets	$4,884,669,696	$43,918,551	$—	$4,928,588,247

Liabilities:
Futures	$(475,095)	$—	$—	$(475,095)

Total Liabilities	$(475,095)	$—	$—	$(475,095)

Total	$4,884,194,601	$43,918,551	$—	$4,928,113,152

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,318,327,942
Aggregate gross unrealized depreciation	(158,567,900)

Net unrealized appreciation	$1,159,760,042

Federal income tax cost of investments	$3,768,765,700

See Notes to Portfolio of Investments.

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AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.3%)
Auto Components (1.2%)
Adient plc	22,338	$1,623,302
BorgWarner, Inc.	259,019	10,824,404
Gentex Corp.	31,124	663,875
Goodyear Tire & Rubber Co. (The)	334,224	12,032,064
Lear Corp.	3,944	558,392

		25,702,037

Distributors (0.0%)
Genuine Parts Co.	2,600	240,266

Diversified Consumer Services (0.1%)
Graham Holdings Co., Class B	1,334	799,800
H&R Block, Inc.	64,209	1,492,859

		2,292,659

Hotels, Restaurants & Leisure (1.3%)
Aramark	42,720	1,575,086
Choice Hotels International, Inc.	3,388	212,089
Extended Stay America, Inc.	19,135	305,012
Hilton Grand Vacations, Inc.*	2,073	59,412
Hilton Worldwide Holdings, Inc.	6,333	370,227
Hyatt Hotels Corp., Class A*	9,212	497,264
International Game Technology plc	29,167	691,258
Marriott International, Inc., Class A	24,539	2,311,083
MGM Resorts International	133,902	3,668,915
Norwegian Cruise Line Holdings Ltd.*	147,675	7,491,552
Red Rock Resorts, Inc., Class A	252,450	5,599,341
Royal Caribbean Cruises Ltd.	52,215	5,122,814
Wendy’s Co. (The)	27,372	372,533
Wynn Resorts Ltd.	2,008	230,137

		28,506,723

Household Durables (1.9%)
CalAtlantic Group, Inc.(x)	20,311	760,647
DR Horton, Inc.	148,886	4,959,393
Garmin Ltd.	34,531	1,764,879
Lennar Corp., Class A	132,903	6,803,305
Lennar Corp., Class B	1,994	83,349
Mohawk Industries, Inc.*	3,993	916,354
Newell Brands, Inc.	106,969	5,045,728
NVR, Inc.*	3,050	6,425,984
PulteGroup, Inc.	69,091	1,627,093
Toll Brothers, Inc.*	95,949	3,464,718
Whirlpool Corp.	50,086	8,581,233

		40,432,683

Internet & Direct Marketing Retail (0.1%)
Liberty Expedia Holdings, Inc., Class A*	13,128	597,061
Liberty Interactive Corp. QVC Group, Class A*	59,504	1,191,271
Liberty Ventures*	20,084	893,336

		2,681,668

Leisure Products (0.0%)
Brunswick Corp.	5,123	313,528
Vista Outdoor, Inc.*	14,782	304,361

		617,889

Media (1.2%)
Clear Channel Outdoor Holdings, Inc., Class A	6,590	39,870
Discovery Communications, Inc., Class A(x)*	3,003	87,357
Discovery Communications, Inc., Class C*	4,951	140,163
Interpublic Group of Cos., Inc. (The)	33,593	825,380
John Wiley & Sons, Inc., Class A	80,005	4,304,268
Liberty Broadband Corp., Class A*	7,930	674,764
Liberty Broadband Corp., Class C*	31,948	2,760,307
Liberty Media Corp-Liberty SiriusXM, Class A*	27,881	1,085,129
Liberty Media Corp-Liberty SiriusXM, Class C*	57,008	2,210,770
Lions Gate Entertainment Corp., Class A(x)*	5,620	149,267
Lions Gate Entertainment Corp., Class B*	5,620	137,016
Live Nation Entertainment, Inc.*	17,356	527,102
Madison Square Garden Co. (The), Class A*	5,434	1,085,224
News Corp., Class A	118,733	1,543,529
News Corp., Class B	36,567	493,655
Quebecor, Inc., Class B	15,040	463,804
Regal Entertainment Group, Class A	17,684	399,305
TEGNA, Inc.	301,722	7,730,117
Tribune Media Co., Class A	22,284	830,525
Viacom, Inc., Class B	12,969	604,615

		26,092,167

Multiline Retail (0.3%)
Dillard’s, Inc., Class A(x)	5,521	288,417
JC Penney Co., Inc.(x)*	96,475	594,286
Kohl’s Corp.	53,397	2,125,735
Macy’s, Inc.	95,640	2,834,769

		5,843,207

Specialty Retail (1.5%)
Aaron’s, Inc.	237,164	7,053,257
AutoNation, Inc.*	12,141	513,443
Bed Bath & Beyond, Inc.	41,225	1,626,739
Best Buy Co., Inc.	85,937	4,223,804
Burlington Stores, Inc.*	9,254	900,322
Cabela’s, Inc.*	13,668	725,907
CST Brands, Inc.	22,828	1,097,799
Dick’s Sporting Goods, Inc.	6,235	303,395
Foot Locker, Inc.	4,377	327,443
GameStop Corp., Class A	31,992	721,420
Gap, Inc. (The)	64,455	1,565,612
L Brands, Inc.	61,528	2,897,969
Michaels Cos., Inc. (The)*	7,173	160,603
Murphy USA, Inc.*	4,187	307,410
Penske Automotive Group, Inc.	11,890	556,571
Signet Jewelers Ltd.	1,772	122,746
Staples, Inc.	693,103	6,078,513
Tiffany & Co.	33,928	3,233,338
Urban Outfitters, Inc.*	6,488	154,155

		32,570,446

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	70,015	2,893,720
Global Brands Group Holding Ltd.*	28,723,333	3,067,666
Hanesbrands, Inc.(x)	205,015	4,256,112
PVH Corp.	25,022	2,589,026
Ralph Lauren Corp.	16,434	1,341,343

		14,147,867

Total Consumer Discretionary		179,127,612

Consumer Staples (3.5%)
Beverages (0.5%)
Brown-Forman Corp., Class A	922	43,399
Brown-Forman Corp., Class B	3,267	150,870
Molson Coors Brewing Co., Class B	105,356	10,083,622

		10,277,891

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.1%)
Whole Foods Market, Inc.	82,183	$2,442,479

Food Products (2.3%)
B&G Foods, Inc.(x)	153,648	6,184,332
Bunge Ltd.	43,111	3,416,978
Conagra Brands, Inc.	28,446	1,147,512
Flowers Foods, Inc.	264,132	5,126,802
Hain Celestial Group, Inc. (The)*	7,576	281,827
Hormel Foods Corp.	10,375	359,286
Ingredion, Inc.	26,777	3,224,754
JM Smucker Co. (The)	35,943	4,711,408
Kellogg Co.	5,733	416,273
Lamb Weston Holdings, Inc.	9,855	414,501
Mead Johnson Nutrition Co.	37,097	3,304,601
Pilgrim’s Pride Corp.	15,590	350,853
Pinnacle Foods, Inc.	35,770	2,070,010
Post Holdings, Inc.*	154,229	13,498,123
TreeHouse Foods, Inc.*	47,417	4,014,323
Tyson Foods, Inc., Class A	48,110	2,968,868

		51,490,451

Household Products (0.1%)
Clorox Co. (The)	5,928	799,272
Energizer Holdings, Inc.	13,132	732,109

		1,531,381

Personal Products (0.5%)
Coty, Inc., Class A	298,842	5,418,006
Edgewell Personal Care Co.*	64,857	4,743,641
Nu Skin Enterprises, Inc., Class A	12,269	681,420

		10,843,067

Total Consumer Staples		76,585,269

Energy (6.4%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	135,915	8,130,434
Diamond Offshore Drilling, Inc.(x)*	19,827	331,309
Dril-Quip, Inc.*	11,922	650,345
Ensco plc, Class A	94,867	849,060
Frank’s International NV(x)	12,131	128,225
Helmerich & Payne, Inc.(x)	30,055	2,000,761
Nabors Industries Ltd.	85,218	1,113,799
National Oilwell Varco, Inc.	117,069	4,693,296
Noble Corp. plc(x)	74,828	463,185
Oceaneering International, Inc.	30,896	836,664
Patterson-UTI Energy, Inc.	50,271	1,220,077
Rowan Cos., plc, Class A*	39,082	608,898
RPC, Inc.(x)	17,796	325,845
Superior Energy Services, Inc.*	47,661	679,646
Transocean Ltd.(x)*	106,917	1,331,117
Trican Well Service Ltd.(x)*	256,522	781,227
Weatherford International plc*	302,667	2,012,736

		26,156,624

Oil, Gas & Consumable Fuels (5.2%)
Antero Resources Corp.*	56,030	1,278,044
Cabot Oil & Gas Corp.	42,021	1,004,722
Cheniere Energy, Inc.*	61,966	2,929,133
Chesapeake Energy Corp.(x)*	172,705	1,025,868
Cimarex Energy Co.	110,365	13,187,513
Cobalt International Energy, Inc.(x)*	352,250	187,890
Concho Resources, Inc.*	43,795	5,620,650
CONSOL Energy, Inc.*	70,530	1,183,493
Continental Resources, Inc.(x)*	15,371	698,151
Delek US Holdings, Inc.	84,217	2,043,947
Devon Energy Corp.	147,847	6,168,177
Diamondback Energy, Inc.*	105,658	10,958,318
Energen Corp.*	65,467	3,564,023
EQT Corp.	53,515	3,269,767
Extraction Oil & Gas, Inc.(x)*	12,079	224,065
Gulfport Energy Corp.*	48,994	842,207
Hess Corp.	87,524	4,219,532
HollyFrontier Corp.	75,198	2,131,111
Kosmos Energy Ltd.*	47,273	314,838
Laredo Petroleum, Inc.*	45,040	657,584
Marathon Oil Corp.	263,352	4,160,962
Marathon Petroleum Corp.	163,305	8,253,435
Murphy Oil Corp.	50,715	1,449,942
Newfield Exploration Co.*	185,279	6,838,648
Noble Energy, Inc.	132,131	4,537,379
Parsley Energy, Inc., Class A*	63,066	2,050,276
PBF Energy, Inc., Class A(x)	33,469	742,008
QEP Resources, Inc.*	309,630	3,935,397
Range Resources Corp.	63,549	1,849,276
Rice Energy, Inc.*	39,225	929,633
SM Energy Co.	29,601	711,016
Targa Resources Corp.	54,903	3,288,690
Tesoro Corp.	37,045	3,002,868
Whiting Petroleum Corp.*	63,124	597,153
Williams Cos., Inc. (The)	193,866	5,736,495
World Fuel Services Corp.	21,047	762,954
WPX Energy, Inc.*	119,320	1,597,695

		111,952,860

Total Energy		138,109,484

Financials (17.0%)
Banks (6.7%)
Associated Banc-Corp.	45,782	1,117,081
Bank of Hawaii Corp.	13,035	1,073,563
Bank of the Ozarks, Inc.	70,989	3,692,138
BankUnited, Inc.	350,081	13,061,521
BOK Financial Corp.(x)	87,269	6,830,545
CIT Group, Inc.	61,747	2,650,799
Citizens Financial Group, Inc.	96,539	3,335,422
Comerica, Inc.	194,052	13,308,085
Commerce Bancshares, Inc.	27,053	1,519,296
Cullen/Frost Bankers, Inc.	16,429	1,461,688
East West Bancorp, Inc.	44,401	2,291,536
Fifth Third Bancorp	237,193	6,024,702
First Hawaiian, Inc.	7,150	213,928
First Horizon National Corp.	306,087	5,662,610
First Republic Bank	69,213	6,492,872
Huntington Bancshares, Inc.	333,473	4,465,203
IBERIABANK Corp.	51,470	4,071,277
KeyCorp	334,431	5,946,183
M&T Bank Corp.	46,385	7,177,151
MB Financial, Inc.	76,548	3,277,785
PacWest Bancorp	36,745	1,957,039
People’s United Financial, Inc.	103,668	1,886,758
Popular, Inc.	126,568	5,155,115
Regions Financial Corp.	393,508	5,717,671
Signature Bank*	6,738	999,852
South State Corp.	40,014	3,575,251
Sterling Bancorp	89,105	2,111,789
SunTrust Banks, Inc.	155,686	8,609,436
SVB Financial Group*	27,202	5,062,020
Synovus Financial Corp.	38,446	1,577,055
TCF Financial Corp.	49,308	839,222
Western Alliance Bancorp*	44,256	2,172,527
Zions Bancorp	263,867	11,082,414

		144,419,534

Capital Markets (1.4%)
Affiliated Managers Group, Inc.	2,088	342,307
Ameriprise Financial, Inc.	31,650	4,104,372
Donnelley Financial Solutions, Inc.*	2,812	54,243
E*TRADE Financial Corp.*	86,584	3,020,916

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Interactive Brokers Group, Inc., Class A	17,484	$607,044
Invesco Ltd.	106,186	3,252,477
Lazard Ltd., Class A	34,060	1,566,419
Legg Mason, Inc.	30,140	1,088,355
LPL Financial Holdings, Inc.	22,956	914,337
Moody’s Corp.	5,506	616,892
Nasdaq, Inc.	34,750	2,413,388
Northern Trust Corp.	64,233	5,561,294
Raymond James Financial, Inc.	66,021	5,034,762
T Rowe Price Group, Inc.	17,770	1,211,026
TD Ameritrade Holding Corp.	8,315	323,121

		30,110,953

Consumer Finance (0.7%)
Ally Financial, Inc.	137,701	2,799,461
Navient Corp.	93,726	1,383,396
OneMain Holdings, Inc.*	16,382	407,093
Santander Consumer USA Holdings, Inc.*	32,678	435,271
SLM Corp.*	131,870	1,595,627
Synchrony Financial	259,588	8,903,868

		15,524,716

Diversified Financial Services (0.2%)
Leucadia National Corp.	102,002	2,652,052
Voya Financial, Inc.	58,981	2,238,919

		4,890,971

Insurance (7.0%)
Alleghany Corp.*	4,613	2,835,427
Allied World Assurance Co. Holdings AG	26,910	1,428,921
American Financial Group, Inc.	21,181	2,021,091
American National Insurance Co.	2,207	260,492
AmTrust Financial Services, Inc.(x)	25,827	476,766
Arch Capital Group Ltd.*	35,569	3,370,874
Arthur J Gallagher & Co.	17,322	979,386
Aspen Insurance Holdings Ltd.	18,650	970,733
Assurant, Inc.	46,421	4,441,097
Assured Guaranty Ltd.	38,429	1,426,100
Athene Holding Ltd., Class A*	8,409	420,366
Axis Capital Holdings Ltd.	26,385	1,768,587
Brown & Brown, Inc.	147,484	6,153,032
Cincinnati Financial Corp.	46,476	3,358,821
CNA Financial Corp.	8,438	372,706
CNO Financial Group, Inc.	173,169	3,549,965
Enstar Group Ltd.*	11,011	2,106,404
Erie Indemnity Co., Class A	2,004	245,891
Everest Re Group Ltd.	13,004	3,040,465
First American Financial Corp.	33,034	1,297,576
FNF Group	81,423	3,170,612
Hanover Insurance Group, Inc. (The)	44,479	4,005,779
Hartford Financial Services Group, Inc. (The)	114,501	5,504,063
Lincoln National Corp.	54,046	3,537,311
Loews Corp.	86,909	4,064,734
Markel Corp.*	4,234	4,131,791
Mercury General Corp.	8,211	500,789
Navigators Group, Inc. (The)	71,230	3,867,789
Old Republic International Corp.	74,901	1,533,972
Principal Financial Group, Inc.	83,038	5,240,528
ProAssurance Corp.	16,226	977,617
Progressive Corp. (The)	163,136	6,391,668
Reinsurance Group of America, Inc.	113,881	14,460,609
RenaissanceRe Holdings Ltd.	13,120	1,897,808
Torchmark Corp.	36,857	2,839,463
Unum Group	185,383	8,692,609
Validus Holdings Ltd.	95,972	5,411,861
White Mountains Insurance Group Ltd.	1,313	1,155,282
Willis Towers Watson plc	113,826	14,898,686
WR Berkley Corp.	29,688	2,096,863
XL Group Ltd.	341,948	13,630,047

		148,534,581

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AGNC Investment Corp. (REIT)	103,159	2,051,833
Annaly Capital Management, Inc. (REIT)	316,180	3,512,759
Chimera Investment Corp. (REIT)	57,863	1,167,675
MFA Financial, Inc. (REIT)	115,397	932,408
Starwood Property Trust, Inc. (REIT)	77,795	1,756,611
Two Harbors Investment Corp. (REIT)	108,788	1,043,277

		10,464,563

Thrifts & Mortgage Finance (0.5%)
Nationstar Mortgage Holdings, Inc.(x)*	403,510	6,359,317
New York Community Bancorp, Inc.	147,244	2,056,999
Provident Financial Services, Inc.	73,375	1,896,744
TFS Financial Corp.	16,897	280,828

		10,593,888

Total Financials		364,539,206

Health Care (3.9%)
Biotechnology (0.1%)
Alnylam Pharmaceuticals, Inc.(x)*	3,363	172,354
Juno Therapeutics, Inc.(x)*	2,171	48,174
OPKO Health, Inc.(x)*	9,397	75,176
United Therapeutics Corp.*	9,839	1,332,004

		1,627,708

Health Care Equipment & Supplies (1.2%)
Alere, Inc.*	22,130	879,225
Boston Scientific Corp.*	310,963	7,733,650
Cooper Cos., Inc. (The)	3,279	655,439
DENTSPLY SIRONA, Inc.	71,269	4,450,036
Hill-Rom Holdings, Inc.	1,308	92,345
Orthofix International NV*	87,849	3,351,439
STERIS plc	61,705	4,286,029
Teleflex, Inc.	11,035	2,137,811
Zimmer Biomet Holdings, Inc.	26,863	3,280,241

		26,866,215

Health Care Providers & Services (1.9%)
Acadia Healthcare Co., Inc.(x)*	115,129	5,019,624
Brookdale Senior Living, Inc.*	254,972	3,424,274
Centene Corp.*	13,915	991,583
DaVita, Inc.*	29,697	2,018,505
Envision Healthcare Corp.*	80,551	4,939,387
Laboratory Corp. of America Holdings*	17,491	2,509,434
LifePoint Health, Inc.*	133,891	8,769,860
MEDNAX, Inc.*	8,376	581,127
Premier, Inc., Class A*	9,434	300,284
Quest Diagnostics, Inc.	43,866	4,307,203
Universal American Corp.*	347,470	3,464,276
Universal Health Services, Inc., Class B	19,972	2,485,515
WellCare Health Plans, Inc.*	1,153	161,662

		38,972,734

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	57,885	733,982

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	74,374	3,932,154
Bio-Rad Laboratories, Inc., Class A*	6,415	1,278,766
Patheon NV*	4,458	117,424

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
PerkinElmer, Inc.	26,578	$1,543,119
QIAGEN NV*	67,988	1,969,612
Quintiles IMS Holdings, Inc.*	8,753	704,879
VWR Corp.*	22,726	640,873

		10,186,827

Pharmaceuticals (0.2%)
Endo International plc*	62,838	701,272
Mallinckrodt plc*	33,917	1,511,681
Perrigo Co. plc	42,687	2,833,990

		5,046,943

Total Health Care		83,434,409

Industrials (9.8%)
Aerospace & Defense (0.8%)
Arconic, Inc.	136,250	3,588,825
Huntington Ingalls Industries, Inc.	2,365	473,568
L3 Technologies, Inc.	23,781	3,930,761
Moog, Inc., Class A*	67,679	4,558,181
Orbital ATK, Inc.	18,097	1,773,506
Spirit AeroSystems Holdings, Inc., Class A	18,248	1,056,924
Textron, Inc.	57,633	2,742,754

		18,124,519

Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	16,698	943,270
Hub Group, Inc., Class A*	185,338	8,599,683

		9,542,953

Airlines (0.9%)
Alaska Air Group, Inc.	6,530	602,197
American Airlines Group, Inc.	164,049	6,939,273
Copa Holdings SA, Class A	9,632	1,081,192
JetBlue Airways Corp.*	92,253	1,901,334
Spirit Airlines, Inc.*	22,411	1,189,352
United Continental Holdings, Inc.*	98,371	6,948,927

		18,662,275

Building Products (0.9%)
Armstrong World Industries, Inc.*	14,374	661,923
Johnson Controls International plc	223,526	9,414,914
Lennox International, Inc.	986	164,958
Masco Corp.	36,134	1,228,195
Owens Corning	35,573	2,183,115
Sanwa Holdings Corp.	421,028	3,940,638
USG Corp.*	27,319	868,744

		18,462,487

Commercial Services & Supplies (0.4%)
Clean Harbors, Inc.*	76,661	4,263,885
LSC Communications, Inc.	2,812	70,750
Republic Services, Inc.	73,082	4,590,280
RR Donnelley & Sons Co.	7,499	90,813
Stericycle, Inc.*	1,402	116,212

		9,131,940

Construction & Engineering (0.4%)
AECOM*	47,224	1,680,702
Chicago Bridge & Iron Co. NV(x)	32,697	1,005,433
Fluor Corp.	43,243	2,275,447
Jacobs Engineering Group, Inc.	37,158	2,054,094
KBR, Inc.	44,209	664,461
Quanta Services, Inc.*	32,147	1,192,975
Valmont Industries, Inc.	1,305	202,928

		9,076,040

Electrical Equipment (0.7%)
AMETEK, Inc.	58,276	3,151,566
Generac Holdings, Inc.*	57,943	2,160,115
Hubbell, Inc.	38,285	4,596,115
Regal Beloit Corp.	13,868	1,049,114
Rockwell Automation, Inc.	8,454	1,316,372
Sensata Technologies Holding NV*	67,328	2,940,214

		15,213,496

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	13,599	1,447,070
Roper Technologies, Inc.	15,134	3,125,019

		4,572,089

Machinery (3.2%)
AGCO Corp.	21,568	1,297,962
Allison Transmission Holdings, Inc.	43,807	1,579,680
Colfax Corp.*	161,396	6,336,407
Crane Co.	14,869	1,112,647
Cummins, Inc.	48,991	7,407,438
Donaldson Co., Inc.	3,321	151,172
Dover Corp.	78,496	6,307,154
Flowserve Corp.	15,893	769,539
IDEX Corp.	1,734	162,146
Ingersoll-Rand plc	39,755	3,232,877
ITT, Inc.	27,935	1,145,894
Lincoln Electric Holdings, Inc.	6,972	605,588
Milacron Holdings Corp.*	92,562	1,722,579
Oshkosh Corp.	22,557	1,547,185
PACCAR, Inc.	96,869	6,509,597
Parker-Hannifin Corp.	54,336	8,711,147
Pentair plc	51,543	3,235,870
Snap-on, Inc.	4,792	808,267
SPX FLOW, Inc.*	82,340	2,858,021
Stanley Black & Decker, Inc.	40,785	5,419,103
Terex Corp.	33,117	1,039,874
Timken Co. (The)	22,017	995,168
Trinity Industries, Inc.	46,296	1,229,159
WELBILT, Inc.*	22,154	434,883
Xylem, Inc.	26,576	1,334,647

		65,954,004

Marine (0.3%)
Kirby Corp.*	99,472	7,017,750

Professional Services (0.2%)
Dun & Bradstreet Corp. (The)	6,840	738,310
IHS Markit Ltd.*	36,218	1,519,345
ManpowerGroup, Inc.	20,738	2,127,096
Nielsen Holdings plc	24,216	1,000,363

		5,385,114

Road & Rail (0.9%)
AMERCO	704	268,358
Avis Budget Group, Inc.*	124,860	3,693,359
Genesee & Wyoming, Inc., Class A*	89,813	6,094,710
Hertz Global Holdings, Inc.(x)*	17,471	306,441
Kansas City Southern	33,410	2,865,242
Knight Transportation, Inc.	152,119	4,768,931
Old Dominion Freight Line, Inc.	7,920	677,714
Ryder System, Inc.	16,543	1,248,004

		19,922,759

Trading Companies & Distributors (0.4%)
Air Lease Corp.	15,088	584,660
Aircastle Ltd.	109,185	2,634,634
Herc Holdings, Inc.*	5,709	279,113
MSC Industrial Direct Co., Inc., Class A	7,890	810,776
United Rentals, Inc.*	4,004	500,700
WESCO International, Inc.*	64,134	4,460,520

		9,270,403

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	23,182	1,868,006

Total Industrials		212,203,835

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (8.2%)
Communications Equipment (1.8%)
Acacia Communications, Inc.(x)*	24,800	$1,453,776
ARRIS International plc*	45,183	1,195,090
Brocade Communications Systems, Inc.	124,049	1,548,132
CommScope Holding Co., Inc.*	262,730	10,958,468
EchoStar Corp., Class A*	14,055	800,432
Harris Corp.	84,434	9,394,971
Juniper Networks, Inc.	348,508	9,698,978
Motorola Solutions, Inc.	45,417	3,915,854

		38,965,701

Electronic Equipment, Instruments & Components (1.2%)
Arrow Electronics, Inc.*	129,933	9,538,381
Avnet, Inc.	39,737	1,818,365
Dolby Laboratories, Inc., Class A	15,918	834,262
Fitbit, Inc., Class A(x)*	7,626	45,146
FLIR Systems, Inc.	42,488	1,541,465
IPG Photonics Corp.*	1,873	226,071
Jabil Circuit, Inc.	57,906	1,674,642
Keysight Technologies, Inc.*	235,706	8,518,414
National Instruments Corp.	6,307	205,356
Trimble, Inc.*	16,081	514,753
Zebra Technologies Corp., Class A*	2,818	257,143

		25,173,998

Internet Software & Services (0.1%)
Akamai Technologies, Inc.*	5,696	340,051
CommerceHub, Inc.*	10,782	167,265
IAC/InterActiveCorp*	4,517	332,993
Nutanix, Inc., Class A(x)*	1,014	19,033
Pandora Media, Inc.(x)*	10,700	126,367
Twilio, Inc., Class A(x)*	1,324	38,224
Twitter, Inc.(x)*	22,434	335,388
VeriSign, Inc.*	2,400	209,064
Yelp, Inc.*	5,288	173,182
Zillow Group, Inc., Class A*	4,584	154,985
Zillow Group, Inc., Class C(x)*	10,220	344,108

		2,240,660

IT Services (1.1%)
Amdocs Ltd.	46,002	2,805,662
Booz Allen Hamilton Holding Corp.	119,924	4,244,110
Broadridge Financial Solutions, Inc.	23,409	1,590,642
Computer Sciences Corp.	42,961	2,964,739
Conduent, Inc.*	62,490	1,048,582
CoreLogic, Inc.*	11,224	457,041
Fidelity National Information Services, Inc.	43,408	3,456,145
Leidos Holdings, Inc.	20,528	1,049,802
Vantiv, Inc., Class A*	97,340	6,241,441

		23,858,164

Semiconductors & Semiconductor Equipment (2.4%)
Analog Devices, Inc.	104,255	8,543,697
Cree, Inc.*	19,470	520,433
Cypress Semiconductor Corp.	96,410	1,326,602
First Solar, Inc.(x)*	23,817	645,441
Lam Research Corp.	9,925	1,273,973
Marvell Technology Group Ltd.	124,598	1,901,365
Micron Technology, Inc.*	321,399	9,288,432
Microsemi Corp.*	154,346	7,953,449
ON Semiconductor Corp.*	114,897	1,779,755
Qorvo, Inc.*	106,983	7,334,754
Silicon Motion Technology Corp. (ADR)	117,147	5,476,622
Skyworks Solutions, Inc.	4,774	467,757
SunPower Corp.(x)*	19,136	116,730
Teradyne, Inc.	62,903	1,956,283
Xilinx, Inc.	53,752	3,111,703

		51,696,996

Software (1.0%)
ANSYS, Inc.*	20,229	2,161,873
Autodesk, Inc.*	11,770	1,017,752
CA, Inc.	90,483	2,870,121
FireEye, Inc.(x)*	35,209	443,985
Nuance Communications, Inc.*	16,184	280,145
PTC, Inc.*	19,907	1,046,113
SS&C Technologies Holdings, Inc.	127,849	4,525,855
Symantec Corp.	163,349	5,011,546
Synopsys, Inc.*	42,458	3,062,496
Zynga, Inc., Class A*	225,196	641,809

		21,061,695

Technology Hardware, Storage & Peripherals (0.6%)
NetApp, Inc.	84,442	3,533,898
Western Digital Corp.	87,604	7,229,958
Xerox Corp.	312,410	2,293,089

		13,056,945

Total Information Technology		176,054,159

Materials (4.8%)
Chemicals (2.4%)
Albemarle Corp.	34,729	3,668,772
Ashland Global Holdings, Inc.	19,223	2,380,000
Axalta Coating Systems Ltd.*	294,856	9,494,363
Cabot Corp.	68,191	4,085,323
Celanese Corp.	108,856	9,780,711
CF Industries Holdings, Inc.	72,354	2,123,590
Eastman Chemical Co.	45,842	3,704,034
FMC Corp.	8,025	558,460
Huntsman Corp.	61,448	1,507,934
Methanex Corp.(x)	81,758	3,834,450
Mosaic Co. (The)	108,538	3,167,139
NewMarket Corp.	158	71,610
Platform Speciality Products Corp.*	60,376	786,096
Scotts Miracle-Gro Co. (The), Class A	1,221	114,029
Valvoline, Inc.(x)	9,707	238,307
Westlake Chemical Corp.	77,764	5,136,312
WR Grace & Co.	9,713	677,093

		51,328,223

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	1,875	409,219
Vulcan Materials Co.	2,832	341,199

		750,418

Containers & Packaging (0.9%)
AptarGroup, Inc.	14,231	1,095,645
Avery Dennison Corp.	1,734	139,760
Bemis Co., Inc.	95,838	4,682,645
Crown Holdings, Inc.*	35,043	1,855,527
Graphic Packaging Holding Co.	29,295	377,027
International Paper Co.	127,275	6,463,024
Sonoco Products Co.	30,735	1,626,496
WestRock Co.	77,647	4,039,973

		20,280,097

Metals & Mining (1.3%)
Alcoa Corp.	45,412	1,562,173
Compass Minerals International, Inc.(x)	10,426	707,404
Freeport-McMoRan, Inc.*	322,157	4,304,018
Newmont Mining Corp.	165,349	5,449,902
Nucor Corp.	98,726	5,895,916
Reliance Steel & Aluminum Co.	55,427	4,435,269
Royal Gold, Inc.	18,833	1,319,252
Southern Copper Corp.	14,458	518,898
Steel Dynamics, Inc.	61,911	2,152,026

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Tahoe Resources, Inc.	91,507	$734,801
United States Steel Corp.	47,670	1,611,723

		28,691,382

Paper & Forest Products (0.2%)
Domtar Corp.	19,280	704,106
Louisiana-Pacific Corp.*	116,122	2,882,148

		3,586,254

Total Materials		104,636,374

Real Estate (9.2%)
Equity Real Estate Investment Trusts (REITs) (8.8%)
Alexandria Real Estate Equities, Inc. (REIT)	24,414	2,698,235
American Assets Trust, Inc. (REIT)	45,132	1,888,323
American Campus Communities, Inc. (REIT)	40,496	1,927,205
American Homes 4 Rent (REIT), Class A	51,670	1,186,343
Apartment Investment & Management Co. (REIT), Class A	48,182	2,136,872
Apple Hospitality REIT, Inc. (REIT)	50,209	958,992
AvalonBay Communities, Inc. (REIT)	42,548	7,811,813
Boston Properties, Inc. (REIT)	39,407	5,217,881
Brandywine Realty Trust (REIT)	54,211	879,845
Brixmor Property Group, Inc. (REIT)	59,249	1,271,484
Camden Property Trust (REIT)	26,464	2,129,293
Care Capital Properties, Inc. (REIT)	23,477	630,827
Colony NorthStar, Inc. (REIT), Class A	315,518	4,073,337
Columbia Property Trust, Inc. (REIT)	38,186	849,639
CoreCivic, Inc. (REIT)	36,193	1,137,184
Corporate Office Properties Trust (REIT)	29,674	982,209
CubeSmart (REIT)	211,250	5,484,050
CyrusOne, Inc. (REIT)	2,504	128,881
DCT Industrial Trust, Inc. (REIT)	27,873	1,341,249
DDR Corp. (REIT)	95,260	1,193,608
Digital Realty Trust, Inc. (REIT)	14,736	1,567,763
Douglas Emmett, Inc. (REIT)	43,321	1,663,526
Duke Realty Corp. (REIT)	107,285	2,818,377
Empire State Realty Trust, Inc. (REIT), Class A	14,023	289,435
EPR Properties (REIT)	19,545	1,439,098
Equity Commonwealth (REIT)*	37,649	1,175,402
Equity LifeStyle Properties, Inc. (REIT)	53,843	4,149,142
Essex Property Trust, Inc. (REIT)	11,791	2,729,970
Extra Space Storage, Inc. (REIT)	35,711	2,656,541
Forest City Realty Trust, Inc. (REIT), Class A	131,765	2,869,842
GGP, Inc. (REIT)*	178,601	4,139,971
HCP, Inc. (REIT)	145,030	4,536,538
Healthcare Trust of America, Inc. (REIT), Class A	11,011	346,406
Highwoods Properties, Inc. (REIT)	29,631	1,455,771
Hospitality Properties Trust (REIT)	49,721	1,567,703
Host Hotels & Resorts, Inc. (REIT)	228,375	4,261,478
Invitation Homes, Inc. (REIT)*	24,158	527,369
iStar, Inc. (REIT)*	348,764	4,115,415
Kilroy Realty Corp. (REIT)	29,697	2,140,560
Kimco Realty Corp. (REIT)	125,167	2,764,939
LaSalle Hotel Properties (REIT)	44,996	1,302,634
Liberty Property Trust (REIT)	45,298	1,746,238
Life Storage, Inc. (REIT)	33,405	2,743,219
Macerich Co. (The) (REIT)	44,481	2,864,576
Mid-America Apartment Communities, Inc. (REIT)	73,891	7,517,670
National Retail Properties, Inc. (REIT)	44,271	1,931,101
Omega Healthcare Investors, Inc. (REIT)	35,879	1,183,648
Outfront Media, Inc. (REIT)	35,866	952,242
Paramount Group, Inc. (REIT)	56,383	913,968
Park Hotels & Resorts, Inc. (REIT)	4,486	115,156
Piedmont Office Realty Trust, Inc. (REIT), Class A	44,883	959,599
Prologis, Inc. (REIT)	162,054	8,407,363
PS Business Parks, Inc. (REIT)	43,583	5,001,585
Quality Care Properties, Inc. (REIT)*	28,244	532,682
Rayonier, Inc. (REIT)	38,538	1,092,167
Realty Income Corp. (REIT)	84,187	5,011,652
Regency Centers Corp. (REIT)	39,066	2,593,569
Retail Properties of America, Inc. (REIT), Class A	73,613	1,061,499
SBA Communications Corp. (REIT)*	14,009	1,686,263
Senior Housing Properties Trust (REIT)	64,463	1,305,376
SL Green Realty Corp. (REIT)	30,253	3,225,575
Spirit Realty Capital, Inc. (REIT)	148,762	1,506,959
STORE Capital Corp. (REIT)	271,036	6,472,340
Sun Communities, Inc. (REIT)	20,730	1,665,241
Tanger Factory Outlet Centers, Inc. (REIT)	2,996	98,179
Taubman Centers, Inc. (REIT)	9,072	598,933
UDR, Inc. (REIT)	82,048	2,975,060
Uniti Group, Inc. (REIT)*	39,167	1,012,467
Ventas, Inc. (REIT)	71,937	4,678,782
VEREIT, Inc. (REIT)	300,501	2,551,253
Vornado Realty Trust (REIT)	53,239	5,340,404
Weingarten Realty Investors (REIT)	36,028	1,202,975
Welltower, Inc. (REIT)	110,864	7,851,388
Weyerhaeuser Co. (REIT)	230,099	7,818,764
WP Carey, Inc. (REIT)	32,150	2,000,373

		189,063,416

Real Estate Management & Development (0.4%)
Howard Hughes Corp. (The)*	11,201	1,313,317
Jones Lang LaSalle, Inc.	53,316	5,942,068
Realogy Holdings Corp.	44,754	1,333,222

		8,588,607

Total Real Estate		197,652,023

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.4%)
CenturyLink, Inc.(x)	166,886	3,933,503
Frontier Communications Corp.(x)	361,855	774,370
Level 3 Communications, Inc.*	90,713	5,190,597

		9,898,470

Wireless Telecommunication Services (0.3%)
Millicom International Cellular SA (SDR)	49,565	2,764,044
Sprint Corp.*	234,707	2,037,257
Telephone & Data Systems, Inc.	29,744	788,513
United States Cellular Corp.*	4,375	163,319

		5,753,133

Total Telecommunication Services		15,651,603

Utilities (6.8%)
Electric Utilities (2.8%)
Alliant Energy Corp.	202,818	8,033,622
Avangrid, Inc.	17,507	748,249

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Edison International	98,220	$7,819,294
Entergy Corp.	55,543	4,219,046
Eversource Energy	98,526	5,791,358
FirstEnergy Corp.	132,072	4,202,531
Fortis, Inc.	53,978	1,789,910
Great Plains Energy, Inc.	168,382	4,920,122
Hawaiian Electric Industries, Inc.	32,816	1,093,101
OGE Energy Corp.	61,787	2,161,309
Pinnacle West Capital Corp.	34,349	2,864,020
PPL Corp.	210,645	7,876,017
Westar Energy, Inc.	43,859	2,380,228
Xcel Energy, Inc.	157,840	7,015,988

		60,914,795

Gas Utilities (1.0%)
Atmos Energy Corp.	31,364	2,477,442
National Fuel Gas Co.	22,928	1,366,967
UGI Corp.	351,254	17,351,948

		21,196,357

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	204,769	2,289,317
Calpine Corp.*	110,902	1,225,467
NRG Energy, Inc.	97,541	1,824,017

		5,338,801

Multi-Utilities (2.5%)
Ameren Corp.	75,260	4,108,443
CenterPoint Energy, Inc.	133,842	3,690,024
CMS Energy Corp.	86,338	3,862,762
Consolidated Edison, Inc.	94,677	7,352,616
DTE Energy Co.	55,586	5,675,886
MDU Resources Group, Inc.	60,160	1,646,579
NiSource, Inc.	100,530	2,391,609
Public Service Enterprise Group, Inc.	157,041	6,964,768
SCANA Corp.	40,422	2,641,578
Sempra Energy	77,558	8,570,160
Vectren Corp.	25,680	1,505,105
WEC Energy Group, Inc.	98,116	5,948,773

		54,358,303

Water Utilities (0.3%)
American Water Works Co., Inc.	55,229	4,295,159
Aqua America, Inc.	54,966	1,767,157

		6,062,316

Total Utilities		147,870,572

Total Common Stocks (78.6%) (Cost $1,279,407,579)		1,695,864,546

EXCHANGE TRADED FUNDS:
iShares Core S&P Mid-Cap Fund	3,855	660,053
iShares Morningstar Mid-Cap Fund(x)	6,466	1,077,300
iShares Morningstar Mid-Cap Growth Fund(x)	3,030	527,038
iShares Morningstar Mid-Cap Value Fund‡	132,937	19,731,839
iShares Russell Mid-Cap Fund(x)	2,905	543,758
iShares Russell Mid-Cap Growth Fund(x)	6,454	669,667
iShares Russell Mid-Cap Value Fund(x)	794,975	65,974,975
iShares S&P Mid-Cap 400 Growth Fund(x)	4,160	794,186
iShares S&P Mid-Cap 400 Value Fund(x)	383,321	56,904,002
SPDR S&P 400 Mid Cap Value Fund(x)	23,094	2,224,941
Vanguard Mid-Cap Growth Fund(x)	6,600	745,470
Vanguard Mid-Cap Value Fund(x)	611,400	62,313,888

Total Exchange Traded Funds (9.8%) (Cost $99,187,096)		212,167,117

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(x)*† (Cost $—)	1,953	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (6.6%)
JPMorgan Prime Money Market Fund, IM Shares	142,089,164	142,131,791

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.1%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $500,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $510,000.(xx)	$500,000	500,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $4,200,308, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $4,284,000.(xx)	4,200,000	4,200,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $2,000,182, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $2,040,005.(xx)	2,000,000	2,000,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $2,300,182, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $2,346,005.(xx)	2,300,000	2,300,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $8,000,867, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $8,783,893.(xx)	8,000,000	8,000,000

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $234,044, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $238,709.(xx)	$234,029	$234,029
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $1,800,162, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,837,109.(xx)	1,800,000	1,800,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $2,500,173, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $2,551,540.(xx)	2,500,000	2,500,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $4,000,431, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $4,080,660.(xx)	4,000,000	4,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $1,000,071, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $1,020,072.(xx)	1,000,000	1,000,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $5,000,817, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $5,100,693.(xx)	5,000,000	5,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $6,000,490, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $6,120,500.(xx)	6,000,000	6,000,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,000,066, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $3,000,190, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $3,060,003.(xx)	3,000,000	3,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $3,000,473, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $3,060,000.(xx)	3,000,000	3,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $1,000,158, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		45,534,029

Total Short-Term Investments (8.7%) (Cost $187,641,789)		187,665,820

Total Investments (97.1%) (Cost $1,566,236,464)		2,095,697,483
Other Assets Less Liabilities (2.9%)		63,239,313

Net Assets (100%)		$2,158,936,796

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $44,394,879. This was secured by cash collateral of $45,534,029 which was subsequently invested in joint repurchase agreements with a total value of $45,534,029, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $348,995 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/15/17-5/15/45.

Glossary:

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
iShares Morningstar Mid-Cap Value Fund	$19,194,773	$—	$—	$19,731,839	$88,236	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	781	June-17	$53,623,888	$54,060,820	$436,932
S&P 500 E-Mini Index	454	June-17	53,624,073	53,553,840	(70,233)
S&P MidCap 400 E-Mini Index	627	June-17	107,681,006	107,731,140	50,134

					$416,833

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$176,059,946	$3,067,666	$—		$179,127,612
Consumer Staples	76,585,269	—	—		76,585,269
Energy	138,109,484	—	—		138,109,484
Financials	364,539,206	—	—		364,539,206
Health Care	83,434,409	—	—		83,434,409
Industrials	208,263,198	3,940,637	—		212,203,835
Information Technology	176,054,159	—	—		176,054,159
Materials	104,636,374	—	—		104,636,374
Real Estate	197,652,023	—	—		197,652,023
Telecommunication Services	12,887,559	2,764,044	—		15,651,603
Utilities	147,870,572	—	—		147,870,572
Exchange Traded Funds	212,167,117	—	—		212,167,117
Futures	487,066	—	—		487,066
Rights
Information Technology	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	142,131,791	—	—		142,131,791
Repurchase Agreements	—	45,534,029	—		45,534,029

Total Assets	$2,040,878,173	$55,306,376	$—		$2,096,184,549

Liabilities:
Futures	$(70,233)	$—	$—		$(70,233)

Total Liabilities	$(70,233)	$—	$—		$(70,233)

Total	$2,040,807,940	$55,306,376	$—		$2,096,114,316

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$611,206,941
Aggregate gross unrealized depreciation	(95,898,621)

Net unrealized appreciation	$515,308,320

Federal income tax cost of investments	$1,580,389,163

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (6.3%)
Fertilizers & Agricultural Chemicals (6.3%)
Agrium, Inc.	1,225	$116,913
CF Industries Holdings, Inc.	2,176	63,866
FMC Corp.	1,249	86,918
Israel Chemicals Ltd.	4,766	20,261
K+S AG (Registered)(x)	1,786	41,517
Monsanto Co.	4,091	463,101
Mosaic Co. (The)	3,106	90,633
Potash Corp. of Saskatchewan, Inc.	7,838	133,909
Syngenta AG (Registered)	865	381,787
Yara International ASA	1,657	63,800

Total Chemicals		1,462,705

Food Products (2.1%)
Agricultural Products (2.1%)
Archer-Daniels-Midland Co.	5,371	247,281
Bunge Ltd.	1,302	103,197
Golden Agri-Resources Ltd.	65,911	18,140
Ingredion, Inc.	676	81,411
Wilmar International Ltd.	17,932	45,251

Total Food Products		495,280

Metals & Mining (21.2%)
Aluminum (0.4%)
Alumina Ltd.	22,850	31,249
Norsk Hydro ASA	12,554	72,901

		104,150

Copper (1.2%)
Antofagasta plc	3,681	38,487
First Quantum Minerals Ltd.	6,438	68,405
Freeport-McMoRan, Inc.*	12,075	161,322

		268,214

Diversified Metals & Mining (11.1%)
Anglo American plc*	13,089	199,988
BHP Billiton Ltd.	29,981	550,648
BHP Billiton plc	19,716	304,825
Boliden AB	2,553	76,072
Glencore plc*	114,219	448,133
Mitsubishi Materials Corp.	1,043	31,572
Rio Tinto Ltd.	3,960	182,918
Rio Tinto plc	11,550	464,447
South32 Ltd.	49,697	104,793
Sumitomo Metal Mining Co. Ltd.	4,615	65,641
Teck Resources Ltd., Class B	5,293	115,743
Turquoise Hill Resources Ltd.*	9,392	28,673

		2,573,453

Gold (4.2%)
Agnico Eagle Mines Ltd.	2,102	89,179
Barrick Gold Corp.	10,879	206,642
Eldorado Gold Corp.	6,689	22,886
Franco-Nevada Corp.	1,664	109,011
Goldcorp, Inc.	7,968	116,238
Kinross Gold Corp.*	11,622	40,987
Newcrest Mining Ltd.	7,157	121,771
Newmont Mining Corp.	4,954	163,284
Randgold Resources Ltd.	876	76,444
Yamana Gold, Inc.	8,845	24,410

		970,852

Precious Metals & Minerals (0.2%)
Fresnillo plc	2,063	40,218

Silver (0.4%)
Silver Wheaton Corp.	4,119	85,827

Steel (3.7%)
ArcelorMittal*	17,171	144,456
Fortescue Metals Group Ltd.	14,533	69,173
Hitachi Metals Ltd.	2,001	28,075
JFE Holdings, Inc.	4,875	83,571
Kobe Steel Ltd.(x)*	2,891	26,383
Maruichi Steel Tube Ltd.	526	14,954
Nippon Steel & Sumitomo Metal Corp.	7,540	173,719
Nucor Corp.	2,973	177,547
thyssenkrupp AG	3,433	84,087
voestalpine AG	1,061	41,766

		843,731

Total Metals & Mining		4,886,445

Oil, Gas & Consumable Fuels (68.7%)
Coal & Consumable Fuels (0.2%)
Cameco Corp.	3,694	40,889

Integrated Oil & Gas (48.8%)
BP plc	176,639	1,012,609
Cenovus Energy, Inc.	7,777	88,013
Chevron Corp.	17,623	1,892,182
Eni SpA	23,747	388,866
Exxon Mobil Corp.	38,710	3,174,607
Galp Energia SGPS SA	4,679	71,005
Husky Energy, Inc.*	3,285	37,078
Imperial Oil Ltd.	2,769	84,370
Occidental Petroleum Corp.	7,134	452,010
OMV AG	1,374	54,065
Origin Energy Ltd.*	16,381	88,231
Repsol SA	10,531	162,619
Royal Dutch Shell plc, Class A	40,793	1,071,256
Royal Dutch Shell plc, Class B	34,964	956,951
Statoil ASA	10,543	180,133
Suncor Energy, Inc.	15,544	477,243
TOTAL SA	21,243	1,074,520

		11,265,758

Oil & Gas Exploration & Production (19.7%)
Anadarko Petroleum Corp.	5,217	323,454
Antero Resources Corp.*	1,465	33,417
Apache Corp.	3,542	182,023
ARC Resources Ltd.	3,292	47,034
Cabot Oil & Gas Corp.	4,342	103,817
Canadian Natural Resources Ltd.	10,321	337,915
Cimarex Energy Co.	887	105,988
Concho Resources, Inc.*	1,364	175,056
ConocoPhillips	11,566	576,796
Continental Resources, Inc.(x)*	874	39,697
Crescent Point Energy Corp.	5,053	54,601
Devon Energy Corp.	4,399	183,526
Diamondback Energy, Inc.*	827	85,772
Encana Corp.	9,082	106,401
EOG Resources, Inc.	5,381	524,917
EQT Corp.	1,613	98,554
Hess Corp.	2,660	128,239
Inpex Corp.	8,873	87,232
Lundin Petroleum AB*	1,747	35,444
Marathon Oil Corp.	7,908	124,946

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Murphy Oil Corp.(x)	1,527	$43,657
Newfield Exploration Co.*	1,856	68,505
Noble Energy, Inc.	4,011	137,738
Oil Search Ltd.	12,792	70,562
Parsley Energy, Inc., Class A*	2,023	65,768
Peyto Exploration & Development Corp.	1,536	31,590
Pioneer Natural Resources Co.	1,585	295,175
PrairieSky Royalty Ltd.	1,917	40,449
Range Resources Corp.	1,730	50,343
Santos Ltd.*	17,072	49,563
Seven Generations Energy Ltd., Class A*	2,261	41,315
Southwestern Energy Co.*	4,625	37,786
Tourmaline Oil Corp.*	2,127	47,423
Vermilion Energy, Inc.	1,098	41,175
Woodside Petroleum Ltd.	7,077	173,451

		4,549,329

Total Oil, Gas & Consumable Fuels		15,855,976

Paper & Forest Products (1.4%)
Forest Products (0.1%)
West Fraser Timber Co. Ltd.	605	25,304

Paper Products (1.3%)
Mondi plc	3,428	82,764
Oji Holdings Corp.	7,575	35,449
Stora Enso OYJ, Class R	5,142	60,779
UPM-Kymmene OYJ	4,982	117,032

		296,024

Total Paper & Forest Products		321,328

Total Common Stocks (99.7%) (Cost $24,821,768)		23,021,734

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	189,172	189,229

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $10,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $10,200.(xx)	$10,000	10,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $19,187, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $19,570.(xx)	19,186	19,186
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $22,204, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $24,377.(xx)	22,202	22,202
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $10,660, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $10,872.(xx)	10,659	10,659
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $46,542, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $47,470.(xx)	46,539	46,539
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $10,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $10,200.(xx)	10,000	10,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $10,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $10,200.(xx)	10,000	10,000

Total Repurchase Agreements		128,586

Total Short-Term Investments (1.4%) (Cost $317,816)		317,815

Total Investments (101.1%) (Cost $25,139,584)		23,339,549
Other Assets Less Liabilities (-1.1%)		(259,442)

Net Assets (100%)		$23,080,107

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $125,782. This was secured by cash collateral of $128,586 which was subsequently invested in joint repurchase agreements with a total value of $128,586, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Country Diversification

As a Percentage of Total Net Assets

Australia	6.8%
Austria	0.4
Canada	11.5
Chile	0.2
Finland	0.8
France	4.6
Germany	0.5
Israel	0.1
Italy	1.7
Japan	2.4
Jersey	0.3
Luxembourg	0.6
Mexico	0.2
Netherlands	8.8
Norway	1.4
Portugal	0.3
Singapore	0.3
South Africa	0.3
Spain	0.7
Sweden	0.5
Switzerland	3.6
United Kingdom	8.1
United States	47.0
Cash and Other	(1.1)

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$431,889	$63,391	$—	$495,280
Energy	10,379,470	5,476,506	—	15,855,976
Materials	2,390,800	4,279,678	—	6,670,478
Short-Term Investments
Investment Companies	189,229	—	—	189,229
Repurchase Agreements	—	128,586	—	128,586

Total Assets	$13,391,388	$9,948,161	$—	$23,339,549

Total Liabilities	$—	$—	$—	$—

Total	$13,391,388	$9,948,161	$—	$23,339,549

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$918,368
Aggregate gross unrealized depreciation	(2,841,081)

Net unrealized depreciation	$(1,922,713)

Federal income tax cost of investments	$25,262,262

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (79.9%)
Diversified REITs (10.7%)
Activia Properties, Inc. (REIT)	14	$66,774
Affine SA (REIT)	149	2,448
American Assets Trust, Inc. (REIT)	891	37,279
ANF Immobilier (REIT)	156	3,382
Artis REIT (REIT)	3,396	33,785
Canadian REIT (REIT)	1,673	60,990
Cofinimmo SA (REIT)	455	51,986
Cominar REIT (REIT)	4,110	44,504
Custodian Reit plc (REIT)	6,950	9,753
Daiwa House REIT Investment Corp. (REIT)	30	77,984
Dream Global REIT (REIT)	2,791	20,190
Empire State Realty Trust, Inc. (REIT), Class A	2,779	57,359
F&C UK Real Estate Investment Ltd. (REIT)	5,390	6,854
First Potomac Realty Trust (REIT)	1,295	13,313
Fonciere Des Regions (REIT)	937	78,278
Forest City Realty Trust, Inc. (REIT), Class A	5,301	115,456
Gecina SA (REIT)	912	123,756
Global Net Lease, Inc. (REIT)(x)*	1,250	30,100
GPT Group (The) (REIT)	40,800	160,532
Gramercy Property Trust (REIT)	3,149	82,819
H&R REIT (REIT)	6,470	112,240
Hamborner REIT AG (REIT)	1,728	17,597
Hibernia REIT plc (REIT)	111	147
Hibernia REIT plc (REIT)	15,379	20,631
Hispania Activos Inmobiliarios SOCIMI SA (REIT)	2,014	28,941
Hulic Reit, Inc. (REIT)	20	33,163
ICADE (REIT)	811	59,420
Investors Real Estate Trust (REIT)	2,706	16,047
Kenedix Office Investment Corp. (REIT)	8	47,139
Land Securities Group plc (REIT)	17,861	236,984
Lar Espana Real Estate Socimi SA (REIT)	1,951	15,027
Lexington Realty Trust (REIT)	5,320	53,094
Liberty Property Trust (REIT)	3,382	130,376
LondonMetric Property plc (REIT)	13,227	26,482
Merlin Properties Socimi SA (REIT)	7,372	82,419
Mirvac Group (REIT)	84,113	140,734
Nomura Real Estate Master Fund, Inc. (REIT)	89	138,141
NSI NV (REIT)	3,077	12,638
Premier Investment Corp. (REIT)	28	31,664
PS Business Parks, Inc. (REIT)	455	52,216
Redefine International plc (REIT)	27,292	12,594
Schroder REIT Ltd. (REIT)	11,745	9,087
Sekisui House Reit, Inc. (REIT)	18	23,864
Sekisui House SI Residential Investment Corp. (REIT)	24	26,602
Select Income REIT (REIT)	1,512	38,994
Spirit Realty Capital, Inc. (REIT)	10,426	105,615
Standard Life Investment Property Income Trust Ltd. (REIT)	8,638	9,497
Stockland (REIT)	54,341	192,637
STORE Capital Corp. (REIT)	3,477	83,031
Suntec REIT (REIT)(x)	55,562	71,098
Tokyu REIT, Inc. (REIT)	19	23,893
United Urban Investment Corp. (REIT)	65	99,838
VEREIT, Inc. (REIT)	21,905	185,973
Washington REIT (REIT)	1,666	52,112
WP Carey, Inc. (REIT)	2,050	127,551

		3,395,028

Health Care REITs (7.6%)
Aedifica SA (REIT)	300	22,598
Assura plc (REIT)	37,525	27,198
Care Capital Properties, Inc. (REIT)	1,882	50,569
CareTrust REIT, Inc. (REIT)	1,400	23,548
HCP, Inc. (REIT)	10,555	330,160
Healthcare Realty Trust, Inc. (REIT)(x)	2,645	85,963
Healthcare Trust of America, Inc. (REIT), Class A	3,231	101,647
LTC Properties, Inc. (REIT)	895	42,871
Medical Properties Trust, Inc. (REIT)	7,230	93,195
National Health Investors, Inc. (REIT)	826	59,992
New Senior Investment Group, Inc. (REIT)	1,777	18,125
Omega Healthcare Investors, Inc. (REIT)	3,928	129,585
Physicians Realty Trust (REIT)	3,021	60,027
Primary Health Properties plc (REIT)	13,014	18,017
Quality Care Properties, Inc. (REIT)*	2,073	39,097
Sabra Health Care REIT, Inc. (REIT)	1,453	40,582
Senior Housing Properties Trust (REIT)	5,352	108,378
Target Healthcare REIT Ltd. (REIT)	5,370	7,687
Universal Health Realty Income Trust (REIT)	323	20,834
Ventas, Inc. (REIT)	8,039	522,857
Welltower, Inc. (REIT)	8,238	583,415

		2,386,345

Hotel & Resort REITs (3.6%)
Apple Hospitality REIT, Inc. (REIT)	4,789	91,470
Ashford Hospitality Trust, Inc. (REIT)	2,043	13,014
CDL Hospitality Trusts (REIT)	14,638	15,016
Chatham Lodging Trust (REIT)	821	16,215
Chesapeake Lodging Trust (REIT)	1,335	31,987
DiamondRock Hospitality Co. (REIT)	4,522	50,420
FelCor Lodging Trust, Inc. (REIT)	3,113	23,379
Hersha Hospitality Trust (REIT)	777	14,600
Hospitality Properties Trust (REIT)	3,711	117,008
Host Hotels & Resorts, Inc. (REIT)	16,963	316,529
Japan Hotel REIT Investment Corp. (REIT)	84	58,022
LaSalle Hotel Properties (REIT)	2,579	74,662
Pebblebrook Hotel Trust (REIT)(x)	1,647	48,109
RLJ Lodging Trust (REIT)	2,807	65,992
Ryman Hospitality Properties, Inc. (REIT)	1,099	67,951
Summit Hotel Properties, Inc. (REIT)	1,920	30,682
Sunstone Hotel Investors, Inc. (REIT)	4,883	74,856
Xenia Hotels & Resorts, Inc. (REIT)	2,425	41,395

		1,151,307

Industrial REITs (6.6%)
Ascendas REIT (REIT)	53,693	96,727
DCT Industrial Trust, Inc. (REIT)	2,067	99,464
Duke Realty Corp. (REIT)	8,054	211,579
EastGroup Properties, Inc. (REIT)	759	55,809

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
First Industrial Realty Trust, Inc. (REIT)	2,666	$70,996
GLP J-REIT (REIT)	54	62,425
Goodman Group (REIT)	40,445	239,166
Granite REIT (REIT)	1,060	37,080
Hansteen Holdings plc (REIT)	16,895	25,295
Industrial & Infrastructure Fund Investment Corp. (REIT)	8	36,001
Japan Logistics Fund, Inc. (REIT)(x)	19	40,891
Mapletree Industrial Trust (REIT)	28,632	36,434
Mapletree Logistics Trust (REIT)	33,504	26,226
Monmouth Real Estate Investment Corp. (REIT)	1,499	21,391
Nippon Prologis REIT, Inc. (REIT)	36	78,028
Prologis, Inc. (REIT)	11,935	619,188
Pure Industrial Real Estate Trust (REIT)	5,576	25,535
Rexford Industrial Realty, Inc. (REIT)	1,443	32,496
Segro plc (REIT)	22,453	128,335
STAG Industrial, Inc. (REIT)	1,728	43,235
Terreno Realty Corp. (REIT)	1,052	29,456
Tritax Big Box REIT plc (REIT)	25,093	45,461
Warehouses De Pauw (CVA) (REIT)	384	35,754

		2,096,972

Office REITs (12.1%)
Alexandria Real Estate Equities, Inc. (REIT)	2,059	227,561
Allied Properties REIT (REIT)	1,914	51,943
alstria office REIT-AG (REIT)*	2,990	36,586
Axiare Patrimonio SOCIMI SA (REIT)	1,326	19,790
Befimmo SA (REIT)	419	23,807
Beni Stabili SpA SIIQ (REIT)*	24,237	15,165
Boston Properties, Inc. (REIT)	3,514	465,289
Brandywine Realty Trust (REIT)	3,943	63,995
CapitaLand Commercial Trust (REIT)	45,525	50,281
Champion REIT (REIT)	44,476	27,241
Columbia Property Trust, Inc. (REIT)	2,789	62,055
Corporate Office Properties Trust (REIT)	2,136	70,702
Cousins Properties, Inc. (REIT)	7,744	64,043
Cromwell Property Group (REIT)	33,503	24,444
Daiwa Office Investment Corp. (REIT)	7	35,776
Derwent London plc (REIT)	2,265	79,799
Dexus Property Group (REIT)	22,085	164,849
Douglas Emmett, Inc. (REIT)	3,175	121,920
Dream Office REIT (REIT)	2,397	34,679
Equity Commonwealth (REIT)*	2,891	90,257
Franklin Street Properties Corp. (REIT)	2,229	27,060
Government Properties Income Trust (REIT)	1,581	33,090
Great Portland Estates plc (REIT)	7,816	63,799
Green REIT plc (REIT)	15,545	22,553
Highwoods Properties, Inc. (REIT)	2,304	113,195
Hudson Pacific Properties, Inc. (REIT)	3,458	119,785
Intervest Offices & Warehouses NV (REIT)	325	8,248
Investa Office Fund (REIT)	12,825	46,542
Japan Excellent, Inc. (REIT)	26	31,925
Japan Prime Realty Investment Corp. (REIT)	19	73,556
Japan Real Estate Investment Corp. (REIT)	28	148,388
Keppel REIT (REIT)	43,312	32,511
Kilroy Realty Corp. (REIT)	2,236	161,171
Leasinvest Real Estate SCA (REIT)	14	1,567
Mack-Cali Realty Corp. (REIT)	2,036	54,850
Mori Hills REIT Investment Corp. (REIT)	32	42,885
Mori Trust Sogo Reit, Inc. (REIT)	22	34,029
Nippon Building Fund, Inc. (REIT)	29	158,636
Orix JREIT, Inc. (REIT)	57	90,315
Paramount Group, Inc. (REIT)	3,364	54,530
Parkway, Inc. (REIT)	939	18,677
Piedmont Office Realty Trust, Inc. (REIT), Class A	3,283	70,190
Regional REIT Ltd. (REIT)§	5,062	6,406
SL Green Realty Corp. (REIT)	2,295	244,693
Tier REIT, Inc. (REIT)	1,071	18,593
Vornado Realty Trust (REIT)	3,889	390,106
Workspace Group plc (REIT)	2,649	26,054

		3,823,536

Residential REITs (10.5%)
Advance Residence Investment Corp. (REIT)	28	76,583
American Campus Communities, Inc. (REIT)	2,986	142,104
American Homes 4 Rent (REIT), Class A	5,081	116,660
Apartment Investment & Management Co. (REIT), Class A	3,536	156,822
AvalonBay Communities, Inc. (REIT)	3,108	570,629
Boardwalk REIT (REIT)	875	31,036
Camden Property Trust (REIT)	1,983	159,552
Canadian Apartment Properties REIT (REIT)	3,064	76,724
Colony Starwood Homes (REIT)	1,099	37,311
Education Realty Trust, Inc. (REIT)	1,643	67,117
Empiric Student Property plc (REIT)	11,354	15,399
Equity LifeStyle Properties, Inc. (REIT)	1,762	135,780
Equity Residential (REIT)	8,200	510,204
Essex Property Trust, Inc. (REIT)	1,503	347,990
GCP Student Living plc (REIT)	7,600	14,283
Invincible Investment Corp. (REIT)	65	26,156
Invitation Homes, Inc. (REIT)*	1,758	38,377
Irish Residential Properties REIT plc (REIT)	7,953	10,520
Japan Rental Housing Investments, Inc. (REIT)	33	24,217
Killam Apartment REIT (REIT)	1,521	14,503
Mid-America Apartment Communities, Inc. (REIT)	2,574	261,879
Milestone Apartments REIT (REIT)	1,808	29,339
Monogram Residential Trust, Inc. (REIT)	3,836	38,245
Nippon Accommodations Fund, Inc. (REIT)	10	43,429
Northview Apartment REIT (REIT)	1,157	18,993
Silver Bay Realty Trust Corp. (REIT)	755	16,210
Sun Communities, Inc. (REIT)	1,467	117,844

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
UDR, Inc. (REIT)	6,063	$219,844

		3,317,750

Retail REITs (22.5%)
Acadia Realty Trust (REIT)	1,796	53,988
AEON REIT Investment Corp. (REIT)	30	33,306
Agree Realty Corp. (REIT)	559	26,810
Alexander’s, Inc. (REIT)	94	40,595
British Land Co. plc (The) (REIT)	23,266	177,815
Brixmor Property Group, Inc. (REIT)	6,913	148,353
BWP Trust (REIT)	11,073	24,110
Capital & Regional plc (REIT)	12,078	8,474
CapitaLand Mall Trust (REIT)	52,284	73,632
CBL & Associates Properties, Inc. (REIT)(x)	3,828	36,519
Cedar Realty Trust, Inc. (REIT)	1,903	9,553
Charter Hall Retail REIT (REIT)	7,675	25,449
Crombie REIT (REIT)	1,968	20,615
DDR Corp. (REIT)	7,009	87,823
Eurocommercial Properties NV (REIT) (CVA)	1,069	38,335
Federal Realty Investment Trust (REIT)	1,625	216,938
Fortune REIT (REIT)	30,160	33,763
Frontier Real Estate Investment Corp. (REIT)	10	45,451
Fukuoka REIT Corp. (REIT)	14	22,950
Getty Realty Corp. (REIT)	545	13,772
GGP, Inc. (REIT)*	11,457	265,573
Hammerson plc (REIT)	18,019	128,909
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	8,318	7,276
Intu Properties plc (REIT)	20,007	69,987
Japan Retail Fund Investment Corp. (REIT)	57	111,819
Kenedix Retail REIT Corp. (REIT)	9	20,210
Kimco Realty Corp. (REIT)	9,647	213,102
Kite Realty Group Trust (REIT)	1,848	39,732
Kiwi Property Group Ltd. (REIT)	29,528	29,496
Klepierre (REIT)	4,660	181,253
Link REIT (REIT)	50,272	352,224
Macerich Co. (The) (REIT)	3,263	210,137
Mapletree Commercial Trust (REIT)	42,995	47,026
Mercialys SA (REIT)	921	17,179
National Retail Properties, Inc. (REIT)	3,366	146,825
NewRiver REIT plc (REIT)	5,270	22,304
Pennsylvania REIT (REIT)	1,479	22,392
Ramco-Gershenson Properties Trust (REIT)	1,767	24,773
Realty Income Corp. (REIT)	5,858	348,727
Regency Centers Corp. (REIT)	3,370	223,734
Retail Estates NV (REIT)	150	12,306
Retail Opportunity Investments Corp. (REIT)	2,443	51,376
Retail Properties of America, Inc. (REIT), Class A	5,334	76,916
RioCan REIT (REIT)	7,389	145,574
Saul Centers, Inc. (REIT)	325	20,027
Scentre Group (REIT)	116,140	380,656
Seritage Growth Properties (REIT), Class A(x)	577	24,898
Shaftesbury plc (REIT)(x)	5,173	59,304
Shopping Centres Australasia Property Group (REIT)	16,863	28,859
Simon Property Group, Inc. (REIT)	7,147	1,229,498
Smart REIT (REIT)	2,506	61,564
Tanger Factory Outlet Centers, Inc. (REIT)	2,164	70,914
Taubman Centers, Inc. (REIT)	1,367	90,249
Unibail-Rodamco SE (REIT)	2,241	523,802
Urban Edge Properties (REIT)	2,044	53,757
Urstadt Biddle Properties, Inc. (REIT), Class A	668	13,734
Vastned Retail NV (REIT)	420	15,884
Vicinity Centres (REIT)	74,635	161,370
Washington Prime Group, Inc. (REIT)	4,132	35,907
Weingarten Realty Investors (REIT)	2,598	86,747
Wereldhave Belgium NV (REIT)	47	5,164
Wereldhave NV (REIT)	947	41,759
Westfield Corp. (REIT)	43,918	297,954

		7,109,148

Specialized REITs (6.3%)
Big Yellow Group plc (REIT)	3,206	29,343
CubeSmart (REIT)	4,103	106,514
Digital Realty Trust, Inc. (REIT)(x)	3,621	385,238
DuPont Fabros Technology, Inc. (REIT)	1,747	86,634
EPR Properties (REIT)	1,429	105,217
Extra Space Storage, Inc. (REIT)	2,675	198,993
Four Corners Property Trust, Inc. (REIT)	1,330	30,364
Gaming and Leisure Properties, Inc. (REIT)	4,637	154,968
Life Storage, Inc. (REIT)(x)	1,050	86,226
National Storage Affiliates Trust (REIT)	950	22,705
Public Storage (REIT)	3,293	720,871
QTS Realty Trust, Inc. (REIT), Class A	1,024	49,920
Safestore Holdings plc (REIT)	4,656	22,109

		1,999,102

Total Equity Real Estate Investment Trusts (REITs)		25,279,188

Health Care Providers & Services (0.2%)
Health Care Facilities (0.2%)
Chartwell Retirement Residences	4,360	51,113

Total Health Care Providers & Services		51,113

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB	1,330	20,334

Total Hotels, Restaurants & Leisure		20,334

Real Estate Management & Development (18.6%)
Diversified Real Estate Activities (9.1%)
Allreal Holding AG (Registered)*	206	33,646
CapitaLand Ltd.	57,653	149,609
City Developments Ltd.	13,450	98,074
D Carnegie & Co. AB*	796	9,216
DIC Asset AG	980	9,723
Hang Lung Properties Ltd.	45,655	118,668
Henderson Land Development Co. Ltd.	25,584	158,511
Kerry Properties Ltd.	13,429	46,569
Mitsubishi Estate Co. Ltd.	26,858	489,731
Mitsui Fudosan Co. Ltd.	21,517	458,828
Mobimo Holding AG (Registered)*	163	42,188
New World Development Co. Ltd.	123,204	151,558
Nomura Real Estate Holdings, Inc.	2,694	42,928

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Realty & Development Co. Ltd.	9,835	$254,952
Sun Hung Kai Properties Ltd.	32,040	470,819
Tokyo Tatemono Co. Ltd.	4,672	61,605
UOL Group Ltd.	10,828	53,952
Wharf Holdings Ltd. (The)	27,528	236,263

		2,886,840

Real Estate Development (1.9%)
ADLER Real Estate AG(x)*	556	8,295
Cheung Kong Property Holdings Ltd.	63,065	424,815
Conwert Immobilien Invest SE*	656	11,078
Helical plc	2,237	8,780
Sino Land Co. Ltd.	71,129	124,658
TAG Immobilien AG	3,205	43,132

		620,758

Real Estate Operating Companies (7.6%)
ADO Properties SA§	657	23,564
Aeon Mall Co. Ltd.	2,657	41,813
Azrieli Group Ltd.	990	52,527
BUWOG AG*	2,141	54,017
CA Immobilien Anlagen AG*	1,597	35,087
Capital & Counties Properties plc	16,709	60,836
Castellum AB*	6,224	82,517
Citycon OYJ	8,892	21,059
Daejan Holdings plc	136	10,965
Deutsche EuroShop AG	1,038	42,439
Deutsche Wohnen AG	7,663	252,318
Dios Fastigheter AB	1,913	9,393
Entra ASA§	2,117	23,115
Fabege AB(x)	2,999	47,693
Fastighets AB Balder, Class B*	2,178	45,453
First Capital Realty, Inc.(x)	2,183	32,880
Grainger plc	9,306	28,694
Grand City Properties SA	2,306	42,399
Hemfosa Fastigheter AB	2,137	19,079
Hongkong Land Holdings Ltd.	26,694	205,277
Hufvudstaden AB, Class A	2,557	37,896
Hulic Co. Ltd.	8,045	75,659
Hysan Development Co. Ltd.	14,025	63,615
Inmobiliaria Colonial SA	5,371	40,126
Kennedy Wilson Europe Real Estate plc	2,234	26,436
Klovern AB, Class B	12,794	12,743
Kungsleden AB	4,299	24,636
LEG Immobilien AG*	1,422	116,565
Norwegian Property ASA	3,844	4,472
NTT Urban Development Corp.	2,439	21,163
PSP Swiss Property AG (Registered)	887	80,717
Sponda OYJ	5,576	23,318
Swire Properties Ltd.	26,575	85,147
Swiss Prime Site AG (Registered)*	1,471	129,455
Technopolis OYJ	3,191	10,315
TLG Immobilien AG	1,391	27,104
UNITE Group plc (The)	5,047	40,248
Vonovia SE	10,625	374,387
Wallenstam AB, Class B	4,464	35,993
WCM Beteiligungs & Grundbesitz-AG*	1,945	6,349
Wihlborgs Fastigheter AB	1,493	28,308

		2,395,777

Total Real Estate Management & Development		5,903,375

Total Common Stocks (98.8%) (Cost $29,492,467)		31,254,010

CLOSED END FUNDS:
F&C Commercial Property Trust Ltd.	11,961	21,685
MedicX Fund Ltd.	9,193	10,251
Picton Property Income Ltd. (The)	12,229	12,832
UK Commercial Property Trust Ltd.	15,051	16,217

Total Closed End Funds (0.2%) (Cost $62,578)		60,985

EXCHANGE TRADED FUNDS:
iShares International Developed Real Estate Fund	2,397	65,822
iShares U.S. Real Estate Fund	850	66,716

Total Exchange Traded Funds (0.4%) (Cost $131,905)		132,538

SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	150,037	150,082

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $57,806, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $58,958.(xx)	$57,802	57,802
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $32,115, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $32,754.(xx)	32,112	32,112
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $57,738, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $63,389.(xx)	57,732	57,732
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $125,616, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $128,120.(xx)	125,608	125,608
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $20,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $20,412.(xx)	20,000	20,000

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $34,683, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $35,396.(xx)	$34,681	$34,681
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $10,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $10,201.(xx)	10,000	10,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $25,002, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $25,502.(xx)	25,000	25,000
RBS Securities, Inc., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $10,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.125%, maturing 9/30/17-11/15/41; total market value $10,200.(xx)	10,000	10,000

Total Repurchase Agreements		372,935

Total Short-Term Investments (1.7%) (Cost $523,021)		523,017

Total Investments (101.1%) (Cost $30,209,971)		31,970,550
Other Assets Less Liabilities (-1.1%)		(332,337)

Net Assets (100%)		$31,638,213

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $53,085 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $397,097. This was secured by cash collateral of $372,935 which was subsequently invested in joint repurchase agreements with a total value of $372,935, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $37,303 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/15/17-5/15/45.

Glossary:

CVA — Dutch Certification

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	6.0%
Austria	0.3
Belgium	0.5
Canada	2.7
Finland	0.2
France	3.1
Germany	3.1
Guernsey	0.2
Hong Kong	7.9
Ireland	0.2
Israel	0.2
Italy	0.1
Japan	10.5
Netherlands	0.3
New Zealand	0.1
Norway	0.1
Singapore	2.4
Spain	0.6
Sweden	1.2
Switzerland	0.9
United Kingdom	4.6
United States	55.9
Cash and Other	(1.1)

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$60,985	$—	$60,985
Common Stocks
Consumer Discretionary	—	20,334	—	20,334
Health Care	51,113	—	—	51,113
Real Estate	17,845,589	13,336,974	—	31,182,563
Exchange Traded Funds
Exchange Traded Funds	132,538	—	—	132,538
Short-Term Investments
Investment Companies	150,082	—	—	150,082
Repurchase Agreements	—	372,935	—	372,935

Total Assets	$18,179,322	$13,791,228	$—	$31,970,550

Total Liabilities	$—	$—	$—	$—

Total	$18,179,322	$13,791,228	$—	$31,970,550

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,741,235
Aggregate gross unrealized depreciation	(1,408,318)

Net unrealized appreciation	$1,332,917

Federal income tax cost of investments	$30,637,633

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.9%)
Auto Components (0.8%)
Bridgestone Corp.	600	$24,268
Continental AG	120	26,307
Delphi Automotive plc	300	24,147
Lear Corp.	100	14,158
Magna International, Inc.	500	21,578
Valeo SA	270	17,982

		128,440

Automobiles (0.5%)
Bayerische Motoren Werke AG	300	27,367
Subaru Corp.	600	22,005
Suzuki Motor Corp.	400	16,606
Toyota Motor Corp.	300	16,281

		82,259

Distributors (0.2%)
Genuine Parts Co.	300	27,723

Hotels, Restaurants & Leisure (1.9%)
Compass Group plc	2,258	42,605
McDonald’s Corp.	1,000	129,610
Sodexo SA	200	23,523
Starbucks Corp.	1,100	64,229
Whitbread plc	300	14,877
Yum Brands, Inc.	400	25,560

		300,404

Household Durables (0.3%)
Persimmon plc*	300	7,871
Sekisui House Ltd.	1,000	16,447
Taylor Wimpey plc	6,000	14,516
Techtronic Industries Co. Ltd.	1,500	6,070

		44,904

Leisure Products (0.2%)
Bandai Namco Holdings, Inc.	300	8,973
Shimano, Inc.	100	14,597

		23,570

Media (1.5%)
CBS Corp. (Non-Voting), Class B	400	27,744
Comcast Corp., Class A	2,100	78,939
Omnicom Group, Inc.	300	25,863
Singapore Press Holdings Ltd.	3,000	7,613
Walt Disney Co. (The)	700	79,374
WPP plc	400	8,780

		228,313

Multiline Retail (0.1%)
Dollar General Corp.	300	20,919

Specialty Retail (3.3%)
Foot Locker, Inc.	200	14,962
Hennes & Mauritz AB, Class B	1,500	38,334
Home Depot, Inc. (The)	800	117,464
Industria de Diseno Textil SA	1,200	42,296
L Brands, Inc.	300	14,130
Lowe’s Cos., Inc.	700	57,547
Nitori Holdings Co. Ltd.	100	12,638
O’Reilly Automotive, Inc.*	100	26,984
Ross Stores, Inc.	700	46,109
TJX Cos., Inc. (The)	1,300	102,804
Ulta Beauty, Inc.*	100	28,523
USS Co. Ltd.	600	10,003

		511,794

Textiles, Apparel & Luxury Goods (1.1%)
Burberry Group plc	800	17,280
Luxottica Group SpA	300	16,562
LVMH Moet Hennessy Louis Vuitton SE	200	43,920
NIKE, Inc., Class B	1,000	55,731
Pandora A/S*	100	11,070
VF Corp.	500	27,485

		172,048

Total Consumer Discretionary		1,540,374

Consumer Staples (16.8%)
Beverages (3.4%)
Asahi Group Holdings Ltd.	600	22,679
Brown-Forman Corp., Class B	400	18,472
Coca-Cola Co. (The)	3,700	157,028
Constellation Brands, Inc., Class A	100	16,207
Diageo plc	2,400	68,664
Dr Pepper Snapple Group, Inc.	400	39,168
Heineken NV	300	25,539
Kirin Holdings Co. Ltd.	1,000	18,867
PepsiCo, Inc.	1,300	145,418
Pernod Ricard SA	200	23,662

		535,704

Food & Staples Retailing (2.1%)
Alimentation Couche-Tard, Inc., Class B	500	22,589
Costco Wholesale Corp.	700	117,382
Kroger Co. (The)	1,000	29,490
Seven & i Holdings Co. Ltd.	900	35,263
Sysco Corp.	1,100	57,112
Wal-Mart Stores, Inc.	400	28,832
Wesfarmers Ltd.	500	17,217
Woolworths Ltd.	1,100	22,271

		330,156

Food Products (3.3%)
Campbell Soup Co.	300	17,172
Danone SA	800	54,415
General Mills, Inc.	1,400	82,614
Hershey Co. (The)	200	21,850
Hormel Foods Corp.	400	13,852
Kellogg Co.	300	21,783
Kraft Heinz Co. (The)	800	72,648
McCormick & Co., Inc. (Non-Voting)	200	19,510
MEIJI Holdings Co. Ltd.	100	8,327
Mondelez International, Inc., Class A	2,100	90,468
Nestle SA (Registered)	1,400	107,413
WH Group Ltd.§	12,000	10,345

		520,397

Household Products (3.6%)
Church & Dwight Co., Inc.	600	29,922
Clorox Co. (The)	300	40,449
Colgate-Palmolive Co.	1,500	109,785
Henkel AG & Co. KGaA (Preference)(q)	400	51,249
Kimberly-Clark Corp.	600	78,978
Procter & Gamble Co. (The)	1,900	170,716
Reckitt Benckiser Group plc	840	76,680
Svenska Cellulosa AB SCA, Class B	600	19,351

		577,130

Personal Products (1.8%)
Beiersdorf AG	200	18,931
Estee Lauder Cos., Inc. (The), Class A	300	25,437
Kao Corp.	500	27,414
L’Oreal SA	300	57,655
Unilever NV (CVA)	1,600	79,490
Unilever plc	1,400	69,101

		278,028

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (2.6%)
Altria Group, Inc.	1,700	$121,414
British American Tobacco plc	1,000	66,404
Imperial Brands plc	1,000	48,450
Japan Tobacco, Inc.	900	29,248
Philip Morris International, Inc.	1,200	135,480

		400,996

Total Consumer Staples		2,642,411

Energy (2.2%)
Oil, Gas & Consumable Fuels (2.2%)
Caltex Australia Ltd.	600	13,518
Enbridge, Inc.	400	16,757
Exxon Mobil Corp.	1,800	147,619
Snam SpA	3,000	12,974
TOTAL SA	1,400	70,815
TransCanada Corp.	1,600	73,837

Total Energy		335,520

Financials (16.3%)
Banks (7.2%)
Bank Hapoalim BM	2,000	12,190
Bank of Montreal	1,200	89,631
Bank of Nova Scotia (The)	900	52,653
BB&T Corp.	500	22,350
Canadian Imperial Bank of Commerce	800	68,982
Commonwealth Bank of Australia	500	32,818
Danske Bank A/S	500	17,029
DBS Group Holdings Ltd.	1,000	13,869
Hang Seng Bank Ltd.	1,100	22,307
ING Groep NV	2,100	31,745
Lloyds Banking Group plc	40,000	33,237
M&T Bank Corp.	200	30,946
Mizuho Financial Group, Inc.	7,900	14,476
National Australia Bank Ltd.	600	15,283
Nordea Bank AB	2,000	22,833
Oversea-Chinese Banking Corp. Ltd.	2,000	13,897
PNC Financial Services Group, Inc. (The)	500	60,120
Resona Holdings, Inc.	2,900	15,575
Royal Bank of Canada	1,500	109,287
Svenska Handelsbanken AB, Class A(x)	2,000	27,431
Swedbank AB, Class A(x)	1,800	41,702
Toronto-Dominion Bank (The)	2,400	120,211
United Overseas Bank Ltd.	1,000	15,806
US Bancorp	2,300	118,450
Wells Fargo & Co.	1,800	100,188
Westpac Banking Corp.	900	24,107

		1,127,123

Capital Markets (1.8%)
ASX Ltd.	400	15,427
Brookfield Asset Management, Inc., Class A	1,500	54,649
CME Group, Inc.	300	35,640
Macquarie Group Ltd.	300	20,674
Moody’s Corp.	200	22,408
S&P Global, Inc.	200	26,148
Singapore Exchange Ltd.	2,000	11,009
T Rowe Price Group, Inc.	300	20,445
Thomson Reuters Corp.	900	38,921
UBS Group AG (Registered)	2,000	32,007

		277,328

Consumer Finance (0.8%)
American Express Co.	700	55,377
Discover Financial Services	500	34,195
Synchrony Financial	1,100	37,730

		127,302

Diversified Financial Services (1.0%)
Berkshire Hathaway, Inc., Class B*	900	150,012

Insurance (5.5%)
AIA Group Ltd.	5,000	31,525
Allianz SE (Registered)	300	55,575
Allstate Corp. (The)	700	57,043
Aon plc	400	47,476
Arch Capital Group Ltd.*	200	18,954
Assicurazioni Generali SpA	1,000	15,895
Baloise Holding AG (Registered)	100	13,747
Chubb Ltd.	700	95,376
Cincinnati Financial Corp.	300	21,681
Hannover Rueck SE	180	20,767
Legal & General Group plc	8,000	24,787
Marsh & McLennan Cos., Inc.	1,100	81,280
Medibank Pvt Ltd.	2,100	4,524
MS&AD Insurance Group Holdings, Inc.	400	12,719
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	240	46,956
Progressive Corp. (The)	1,100	43,098
Prudential plc	1,200	25,349
Sampo OYJ, Class A	900	42,687
SCOR SE	400	15,119
St James’s Place plc	1,000	13,306
Sun Life Financial, Inc.	700	25,561
Suncorp Group Ltd.	2,100	21,194
Swiss Re AG	500	44,901
T&D Holdings, Inc.	800	11,612
Tokio Marine Holdings, Inc.	500	21,090
Travelers Cos., Inc. (The)	300	36,162
Zurich Insurance Group AG*	50	13,348

		861,732

Total Financials		2,543,497

Health Care (11.3%)
Biotechnology (1.2%)
AbbVie, Inc.	500	32,580
Amgen, Inc.	400	65,628
Biogen, Inc.*	200	54,684
CSL Ltd.	300	28,726

		181,618

Health Care Equipment & Supplies (2.4%)
Baxter International, Inc.	600	31,116
Becton Dickinson and Co.	300	55,032
Boston Scientific Corp.*	900	22,383
Cochlear Ltd.	100	10,332
Coloplast A/S, Class B	200	15,616
CR Bard, Inc.	100	24,854
Danaher Corp.	600	51,318
Edwards Lifesciences Corp.*	200	18,814
Hoya Corp.	500	24,055
IDEXX Laboratories, Inc.*	100	15,461
Stryker Corp.	700	92,154
Sysmex Corp.	200	12,126

		373,261

Health Care Providers & Services (1.4%)
Fresenius Medical Care AG & Co. KGaA	200	16,866
HCA Holdings, Inc.*	300	26,697
Henry Schein, Inc.*	100	16,997
McKesson Corp.	200	29,652
Sonic Healthcare Ltd.	800	13,520

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
UnitedHealth Group, Inc.	700	$114,807

		218,539

Life Sciences Tools & Services (0.4%)
Quintiles IMS Holdings, Inc.*	200	16,106
Thermo Fisher Scientific, Inc.	200	30,720
Waters Corp.*	100	15,631

		62,457

Pharmaceuticals (5.9%)
Astellas Pharma, Inc.	1,900	25,019
Bayer AG (Registered)	600	69,161
Bristol-Myers Squibb Co.	800	43,504
Eli Lilly & Co.	1,100	92,521
GlaxoSmithKline plc	1,200	24,950
Johnson & Johnson	1,500	186,825
Merck & Co., Inc.	2,100	133,434
Mitsubishi Tanabe Pharma Corp.	800	16,657
Novo Nordisk A/S, Class B	900	30,909
Otsuka Holdings Co. Ltd.	600	27,065
Pfizer, Inc.	3,900	133,419
Roche Holding AG	300	76,614
Sanofi	200	18,055
Shionogi & Co. Ltd.	300	15,489
Zoetis, Inc.	500	26,685

		920,307

Total Health Care		1,756,182

Industrials (16.2%)
Aerospace & Defense (3.9%)
Airbus SE	400	30,438
BAE Systems plc	4,000	32,200
Boeing Co. (The)	400	70,744
General Dynamics Corp.	500	93,600
Lockheed Martin Corp.	400	107,039
Northrop Grumman Corp.	300	71,352
Raytheon Co.	500	76,250
Rockwell Collins, Inc.	200	19,432
Rolls-Royce Holdings plc*	800	7,557
Safran SA	400	29,883
Singapore Technologies Engineering Ltd.	3,000	7,999
Thales SA	100	9,672
United Technologies Corp.	500	56,105

		612,271

Air Freight & Logistics (1.2%)
CH Robinson Worldwide, Inc.	200	15,458
Deutsche Post AG (Registered)	1,500	51,374
Expeditors International of Washington, Inc.	300	16,947
United Parcel Service, Inc., Class B	900	96,570

		180,349

Building Products (0.6%)
Assa Abloy AB, Class B	1,600	32,908
Daikin Industries Ltd.	200	20,093
Geberit AG (Registered)	90	38,799

		91,800

Commercial Services & Supplies (1.0%)
Cintas Corp.	200	25,308
Republic Services, Inc.	500	31,405
Secom Co. Ltd.	400	28,632
Waste Management, Inc.	900	65,628

		150,973

Construction & Engineering (0.5%)
Kajima Corp.	1,000	6,521
Skanska AB, Class B(x)	800	18,838
Taisei Corp.	1,000	7,285
Vinci SA(x)	600	47,558

		80,202

Electrical Equipment (0.7%)
Emerson Electric Co.	700	41,901
Legrand SA	300	18,089
Mitsubishi Electric Corp.	1,000	14,345
Nidec Corp.	100	9,517
Rockwell Automation, Inc.	200	31,142

		114,994

Industrial Conglomerates (2.2%)
3M Co.	500	95,665
General Electric Co.	700	20,860
Honeywell International, Inc.	900	112,383
Roper Technologies, Inc.	200	41,298
Siemens AG (Registered)	480	65,749

		335,955

Machinery (1.6%)
Atlas Copco AB, Class A	1,000	35,299
Cummins, Inc.	200	30,240
Deere & Co.	200	21,772
FANUC Corp.	100	20,498
Fortive Corp.	600	36,132
Illinois Tool Works, Inc.	500	66,234
Schindler Holding AG	120	23,218
Snap-on, Inc.	100	16,867

		250,260

Professional Services (0.9%)
Equifax, Inc.	300	41,022
Experian plc	1,000	20,397
Intertek Group plc	200	9,858
SGS SA (Registered)	12	25,602
Verisk Analytics, Inc.*	300	24,342
Wolters Kluwer NV	600	24,941

		146,162

Road & Rail (2.5%)
Canadian National Railway Co.	1,400	103,338
Canadian Pacific Railway Ltd.	200	29,379
Central Japan Railway Co.	200	32,588
ComfortDelGro Corp. Ltd.	4,000	7,320
DSV A/S	400	20,707
East Japan Railway Co.	400	34,830
Hankyu Hanshin Holdings, Inc.	400	13,006
Kintetsu Group Holdings Co. Ltd.	4,000	14,408
MTR Corp. Ltd.	4,000	22,467
Nagoya Railroad Co. Ltd.	1,000	4,500
Tobu Railway Co. Ltd.	3,000	15,198
Union Pacific Corp.	700	74,144
West Japan Railway Co.	300	19,512

		391,397

Trading Companies & Distributors (1.0%)
Ashtead Group plc	500	10,355
Bunzl plc	600	17,440
Fastenal Co.	300	15,450
ITOCHU Corp.	2,500	35,480
Marubeni Corp.	2,000	12,315
Wolseley plc	600	37,738
WW Grainger, Inc.	100	23,276

		152,054

Transportation Infrastructure (0.1%)
Aena SA§	140	22,149

Total Industrials		2,528,566

Information Technology (11.7%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	1,400	47,320
F5 Networks, Inc.*	100	14,257
Motorola Solutions, Inc.	200	17,244

		78,821

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	800	$56,937
Hexagon AB, Class B	400	16,070
Hirose Electric Co. Ltd.	100	13,833
Keyence Corp.	100	40,043
Kyocera Corp.	400	22,283
Murata Manufacturing Co. Ltd.	100	14,223

		163,389

Internet Software & Services (0.3%)
Alphabet, Inc., Class A*	60	50,868

IT Services (4.5%)
Accenture plc, Class A	500	59,940
Alliance Data Systems Corp.	100	24,900
Amadeus IT Group SA	400	20,295
Atos SE	100	12,370
Automatic Data Processing, Inc.	900	92,151
Cognizant Technology Solutions Corp., Class A*	600	35,712
Fiserv, Inc.*	500	57,655
International Business Machines Corp.	600	104,484
Mastercard, Inc., Class A	900	101,223
Paychex, Inc.	700	41,230
Visa, Inc., Class A	1,500	133,304

		683,264

Semiconductors & Semiconductor Equipment (2.2%)
Analog Devices, Inc.	600	49,170
Infineon Technologies AG	600	12,254
KLA-Tencor Corp.	300	28,521
Lam Research Corp.	200	25,672
NVIDIA Corp.	600	65,358
QUALCOMM, Inc.	500	28,670
Skyworks Solutions, Inc.	200	19,596
Texas Instruments, Inc.	1,100	88,616
Tokyo Electron Ltd.	100	10,918
Xilinx, Inc.	300	17,367

		346,142

Software (2.2%)
Adobe Systems, Inc.*	300	39,039
Check Point Software Technologies Ltd.*	100	10,266
Electronic Arts, Inc.*	400	35,808
Intuit, Inc.	400	46,396
Microsoft Corp.	1,400	92,205
Red Hat, Inc.*	200	17,300
Sage Group plc (The)	1,600	12,639
SAP SE	800	78,499
Synopsys, Inc.*	200	14,426

		346,578

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	800	114,928
FUJIFILM Holdings Corp.	400	15,622
HP, Inc.	1,200	21,456

		152,006

Total Information Technology		1,821,068

Materials (3.4%)
Chemicals (3.3%)
Akzo Nobel NV	200	16,584
BASF SE	100	9,913
Celanese Corp.	200	17,970
Dow Chemical Co. (The)	400	25,416
Ecolab, Inc.	500	62,669
EI du Pont de Nemours & Co.	400	32,132
Givaudan SA (Registered)	20	36,021
International Flavors & Fragrances, Inc.	100	13,253
LyondellBasell Industries NV, Class A	400	36,476
Monsanto Co.	400	45,280
Nissan Chemical Industries Ltd.	400	11,641
Novozymes A/S, Class B	400	15,854
PPG Industries, Inc.	300	31,524
Praxair, Inc.	500	59,300
Sherwin-Williams Co. (The)	100	31,019
Shin-Etsu Chemical Co. Ltd.	300	25,988
Sika AG	4	24,000
Symrise AG	200	13,301

		508,341

Construction Materials (0.0%)
James Hardie Industries plc (CDI)	300	4,715

Containers & Packaging (0.1%)
Amcor Ltd.	1,700	19,560

Total Materials		532,616

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
American Tower Corp. (REIT)	400	48,616
AvalonBay Communities, Inc. (REIT)	100	18,360
Dexus Property Group (REIT)	1,500	11,196
Federal Realty Investment Trust (REIT)	100	13,350
Goodman Group (REIT)	2,100	12,418
GPT Group (The) (REIT)	3,500	13,771
Link REIT (REIT)	2,000	14,013
Mirvac Group (REIT)	4,700	7,864
Public Storage (REIT)	200	43,782
Scentre Group (REIT)	4,200	13,766
Simon Property Group, Inc. (REIT)	400	68,811
Stockland (REIT)	5,600	19,852
Unibail-Rodamco SE (REIT)	160	37,398

		323,197

Real Estate Management & Development (0.4%)
Daito Trust Construction Co. Ltd.	200	27,477
Daiwa House Industry Co. Ltd.	1,000	28,708
Swiss Prime Site AG (Registered)*	100	8,800

		64,985

Total Real Estate		388,182

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	3,500	145,426
Deutsche Telekom AG (Registered)	1,800	31,540
Nippon Telegraph & Telephone Corp.	1,100	46,952
Singapore Telecommunications Ltd.	10,000	28,023
Swisscom AG (Registered)(x)	60	27,680
Telenor ASA	1,000	16,643
Telia Co. AB	4,000	16,780
Telstra Corp. Ltd.	6,200	22,073
Verizon Communications, Inc.	1,000	48,750

		383,867

Wireless Telecommunication Services (0.4%)
KDDI Corp.	1,300	34,120
NTT DOCOMO, Inc.	1,500	34,930

		69,050

Total Telecommunication Services		452,917

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (6.4%)
Electric Utilities (3.3%)
American Electric Power Co., Inc.	600	$40,278
CLP Holdings Ltd.	2,500	26,137
Duke Energy Corp.	600	49,206
Enel SpA	3,000	14,127
Eversource Energy	400	23,512
Fortis, Inc.	600	19,883
NextEra Energy, Inc.	600	77,022
PG&E Corp.	400	26,544
PPL Corp.	1,400	52,346
Red Electrica Corp. SA	800	15,362
Southern Co. (The)	1,700	84,626
SSE plc	1,800	33,287
Terna Rete Elettrica Nazionale SpA	3,000	14,882
Xcel Energy, Inc.	1,000	44,450

		521,662

Gas Utilities (0.5%)
Hong Kong & China Gas Co. Ltd.(x)	16,000	31,994
Osaka Gas Co. Ltd.	4,000	15,198
Tokyo Gas Co. Ltd.	4,000	18,202
UGI Corp.	300	14,820

		80,214

Multi-Utilities (2.3%)
AGL Energy Ltd.	900	18,132
Ameren Corp.	400	21,836
CenterPoint Energy, Inc.	600	16,542
CMS Energy Corp.	500	22,370
Consolidated Edison, Inc.	300	23,298
Dominion Resources, Inc.	1,100	85,327
DTE Energy Co.	400	40,844
National Grid plc	5,400	68,570
Sempra Energy	500	55,250

		352,169

Water Utilities (0.3%)
American Water Works Co., Inc.	400	31,108
Severn Trent plc	300	8,953

		40,061

Total Utilities		994,106

Total Common Stocks (99.6%) (Cost $13,250,874)		15,535,439

SHORT-TERM INVESTMENTS:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	185,377	185,433

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $8,542, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $8,712.(xx)	$8,541	8,541
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $13,860, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $15,216.(xx)	13,858	13,858
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $4,745, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $4,840.(xx)	4,745	4,745
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $72,540, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $73,986.(xx)	72,535	72,535
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $25,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $25,502.(xx)	25,000	25,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $5,000, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $5,100.(xx)	5,000	5,000

Total Repurchase Agreements		129,679

Total Short-Term Investments (2.0%) (Cost $315,123)		315,112

Total Investments (101.6%) (Cost $13,565,997)		15,850,551
Other Assets Less Liabilities (-1.6%)		(250,101)

Net Assets (100%)		$15,600,450

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $32,494 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $154,261. This was secured by cash collateral of $129,679 which was subsequently invested in joint repurchase agreements with a total value of $129,679, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $35,499 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 3.625%, maturing 10/31/17-11/15/45.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

Country Diversification

As a Percentage of Total Net Assets

Australia	2.4%
Canada	5.2
Denmark	0.7
Finland	0.3
France	3.3
Germany	3.8
Hong Kong	1.1
Ireland	0.0 #
Israel	0.2
Italy	0.5
Japan	7.2
Netherlands	0.6
Norway	0.1
Singapore	0.7
Spain	0.6
Sweden	1.7
Switzerland	3.3
United Kingdom	5.5
United States	64.4
Cash and Other	(1.6)

100.0%

#	Percent shown is less than 0.05%

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,031,581	$508,793	$—	$1,540,374
Consumer Staples	1,683,776	958,635	—	2,642,411
Energy	238,212	97,308	—	335,520
Financials	1,674,973	868,524	—	2,543,497
Health Care	1,331,023	425,159	—	1,756,182
Industrials	1,571,286	957,280	—	2,528,566
Information Technology	1,552,018	269,050	—	1,821,068
Materials	355,040	177,576	—	532,616
Real Estate	192,920	195,262	—	388,182
Telecommunication Services	194,175	258,742	—	452,917
Utilities	729,262	264,844	—	994,106
Short-Term Investments
Investment Companies	185,433	—	—	185,433
Repurchase Agreements	—	129,679	—	129,679

Total Assets	$10,739,699	$5,110,852	$—	$15,850,551

Total Liabilities	$—	$—	$—	$—

Total	$10,739,699	$5,110,852	$—	$15,850,551

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,486,317
Aggregate gross unrealized depreciation	(204,910)

Net unrealized appreciation	$2,281,407

Federal income tax cost of investments	$13,569,144

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.3%)
Auto Components (0.4%)
Aisin Seiki Co. Ltd.	1,211	$59,500
BorgWarner, Inc.	1,450	60,596
Bridgestone Corp.	3,817	154,387
Cie Generale des Etablissements Michelin	1,113	135,180
Continental AG	646	141,621
Delphi Automotive plc	1,950	156,955
Denso Corp.	2,796	122,986
GKN plc	8,964	40,802
Goodyear Tire & Rubber Co. (The)	1,900	68,400
Koito Manufacturing Co. Ltd.	661	34,377
NGK Spark Plug Co. Ltd.	1,049	23,971
NOK Corp.	720	16,711
Nokian Renkaat OYJ	758	31,650
Schaeffler AG (Preference)(q)	1,036	18,214
Stanley Electric Co. Ltd.	986	28,120
Sumitomo Electric Industries Ltd.	4,426	73,389
Sumitomo Rubber Industries Ltd.	1,201	20,464
Toyoda Gosei Co. Ltd.	400	10,172
Toyota Industries Corp.	1,006	49,970
Valeo SA	1,456	96,970
Yokohama Rubber Co. Ltd. (The)	751	14,699

		1,359,134

Automobiles (0.9%)
Bayerische Motoren Werke AG	1,943	177,244
Bayerische Motoren Werke AG (Preference)(q)	365	28,744
Daimler AG (Registered)(x)	5,650	417,097
Ferrari NV	716	53,277
Fiat Chrysler Automobiles NV*	5,298	57,932
Ford Motor Co.	28,450	331,158
General Motors Co.	10,100	357,136
Harley-Davidson, Inc.	1,250	75,625
Honda Motor Co. Ltd.	9,567	287,964
Isuzu Motors Ltd.	3,519	46,544
Mazda Motor Corp.	3,417	49,200
Mitsubishi Motors Corp.	3,935	23,646
Nissan Motor Co. Ltd.	13,662	131,736
Peugeot SA*	3,033	61,072
Porsche Automobil Holding SE (Preference)(q)	945	51,556
Renault SA	1,174	101,985
Subaru Corp.	3,610	132,396
Suzuki Motor Corp.	2,034	84,444
Toyota Motor Corp.	15,304	830,565
Volkswagen AG	203	30,243
Volkswagen AG (Preference)(q)	1,089	158,694
Yamaha Motor Co. Ltd.	1,741	41,926

		3,530,184

Distributors (0.0%)
Genuine Parts Co.	1,100	101,651
Jardine Cycle & Carriage Ltd.	700	21,948
LKQ Corp.*	2,200	64,394

		187,993

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	400	12,503
H&R Block, Inc.	1,500	34,875

		47,378

Hotels, Restaurants & Leisure (0.9%)
Accor SA	1,000	41,659
Aristocrat Leisure Ltd.	3,178	43,631
Carnival Corp.	3,050	179,676
Carnival plc	1,160	66,535
Chipotle Mexican Grill, Inc.*	250	111,380
Compass Group plc	9,641	181,912
Crown Resorts Ltd.	2,137	19,282
Darden Restaurants, Inc.	900	75,303
Domino’s Pizza Enterprises Ltd.(x)	353	15,675
Flight Centre Travel Group Ltd.	430	9,488
Galaxy Entertainment Group Ltd.	13,757	75,321
Genting Singapore plc	31,700	23,115
InterContinental Hotels Group plc	1,182	57,875
Marriott International, Inc., Class A	2,320	218,497
McDonald’s Corp.	6,050	784,140
McDonald’s Holdings Co. Japan Ltd.	400	11,677
Melco Crown Entertainment Ltd. (ADR)	1,124	20,839
Merlin Entertainments plc§	4,164	25,021
MGM China Holdings Ltd.	4,736	9,872
Oriental Land Co. Ltd.	1,281	73,445
Paddy Power Betfair plc	500	53,607
Royal Caribbean Cruises Ltd.	1,200	117,732
Sands China Ltd.	14,185	65,709
Shangri-La Asia Ltd.	5,400	7,866
SJM Holdings Ltd.	9,912	8,061
Sodexo SA	565	66,452
Starbucks Corp.	10,600	618,933
Tabcorp Holdings Ltd.	3,533	12,821
Tatts Group Ltd.	7,359	24,907
TUI AG	2,927	40,560
Whitbread plc	1,131	56,086
William Hill plc	3,758	13,692
Wyndham Worldwide Corp.	800	67,432
Wynn Macau Ltd.	7,822	15,923
Wynn Resorts Ltd.	600	68,766
Yum Brands, Inc.	2,550	162,945

		3,445,835

Household Durables (0.4%)
Barratt Developments plc	5,889	40,323
Berkeley Group Holdings plc	842	33,832
Casio Computer Co. Ltd.	1,200	16,696
DR Horton, Inc.	2,450	81,610
Electrolux AB(x)	1,443	40,114
Garmin Ltd.	800	40,888
Husqvarna AB, Class B	2,443	21,443
Iida Group Holdings Co. Ltd.	878	13,470
Leggett & Platt, Inc.	950	47,804
Lennar Corp., Class A	1,400	71,666
Mohawk Industries, Inc.*	450	103,271
Newell Brands, Inc.	3,500	165,095
Nikon Corp.	2,113	30,633
Panasonic Corp.	12,955	146,388
Persimmon plc*	1,787	46,883
PulteGroup, Inc.	2,150	50,633
Rinnai Corp.	256	20,373
SEB SA	160	22,343
Sekisui Chemical Co. Ltd.	2,396	40,267
Sekisui House Ltd.	3,559	58,533
Sharp Corp.*	7,340	30,987
Sony Corp.	7,409	250,627
Taylor Wimpey plc	16,972	41,061
Techtronic Industries Co. Ltd.	7,343	29,716
Whirlpool Corp.	550	94,232

		1,538,888

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	2,919	2,587,810
Expedia, Inc.	900	113,553
Netflix, Inc.*	3,150	465,602
Priceline Group, Inc. (The)*	372	662,149

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Rakuten, Inc.	5,497	$55,054
Start Today Co. Ltd.	1,046	23,141
TripAdvisor, Inc.*	800	34,528
Zalando SE*§	614	24,841

		3,966,678

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,263	37,778
Hasbro, Inc.	800	79,855
Mattel, Inc.	2,450	62,745
Sankyo Co. Ltd.	300	10,024
Sega Sammy Holdings, Inc.	1,000	13,402
Shimano, Inc.	434	63,347
Yamaha Corp.	1,064	29,293

		296,444

Media (1.6%)
Altice NV, Class A(x)*	2,128	48,138
Altice NV, Class B*	735	16,623
Axel Springer SE	281	15,519
CBS Corp. (Non-Voting), Class B	2,850	197,676
Charter Communications, Inc., Class A*	1,586	519,130
Comcast Corp., Class A	34,800	1,308,132
Dentsu, Inc.	1,297	70,366
Discovery Communications, Inc., Class A(x)*	1,100	31,999
Discovery Communications, Inc., Class C*	1,600	45,296
DISH Network Corp., Class A*	1,525	96,822
Eutelsat Communications SA	990	22,105
Hakuhodo DY Holdings, Inc.	1,140	13,517
Interpublic Group of Cos., Inc. (The)	2,850	70,025
ITV plc	19,341	53,045
JCDecaux SA	468	16,471
Lagardere SCA	701	20,648
News Corp., Class A	2,750	35,750
News Corp., Class B	850	11,475
Omnicom Group, Inc.	1,700	146,557
Pearson plc	4,824	41,250
ProSiebenSat.1 Media SE	1,364	60,395
Publicis Groupe SA	1,172	81,906
REA Group Ltd.	342	15,502
RTL Group SA	225	18,122
Schibsted ASA, Class A	486	12,509
Schibsted ASA, Class B	561	12,839
Scripps Networks Interactive, Inc., Class A	700	54,859
SES SA (FDR)	2,287	53,199
Singapore Press Holdings Ltd.	8,200	20,810
Sky plc	6,052	74,006
TEGNA, Inc.	1,550	39,711
Telenet Group Holding NV*	321	19,091
Time Warner, Inc.	5,600	547,176
Toho Co. Ltd.	774	20,516
Twenty-First Century Fox, Inc., Class A	7,700	249,403
Twenty-First Century Fox, Inc., Class B	3,550	112,819
Viacom, Inc., Class B	2,500	116,550
Walt Disney Co. (The)	10,700	1,213,273
WPP plc	7,533	165,355

		5,668,585

Multiline Retail (0.2%)
Dollar General Corp.	1,850	129,001
Dollar Tree, Inc.*	1,700	133,382
Don Quijote Holdings Co. Ltd.	700	24,270
Harvey Norman Holdings Ltd.(x)	2,361	8,171
Isetan Mitsukoshi Holdings Ltd.	2,199	24,137
J Front Retailing Co. Ltd.	1,416	20,986
Kohl’s Corp.	1,250	49,763
Macy’s, Inc.	2,200	65,208
Marks & Spencer Group plc	8,331	35,176
Marui Group Co. Ltd.	1,100	14,949
Next plc	899	48,659
Nordstrom, Inc.(x)	800	37,256
Ryohin Keikaku Co. Ltd.	156	34,176
Takashimaya Co. Ltd.	1,634	14,295
Target Corp.	4,100	226,279

		865,708

Specialty Retail (1.2%)
ABC-Mart, Inc.	265	15,496
Advance Auto Parts, Inc.	550	81,543
AutoNation, Inc.*	450	19,031
AutoZone, Inc.*	213	154,010
Bed Bath & Beyond, Inc.	1,100	43,406
Best Buy Co., Inc.	1,950	95,843
CarMax, Inc.*	1,350	79,947
Dixons Carphone plc	4,433	17,640
Dufry AG (Registered)*	279	42,505
Fast Retailing Co. Ltd.	325	101,940
Foot Locker, Inc.	950	71,070
Gap, Inc. (The)	1,600	38,864
Hennes & Mauritz AB, Class B	5,572	142,399
Hikari Tsushin, Inc.	126	12,314
Home Depot, Inc. (The)	8,900	1,306,786
Industria de Diseno Textil SA	6,401	225,616
Kingfisher plc	11,978	48,939
L Brands, Inc.	1,750	82,425
Lowe’s Cos., Inc.	6,350	522,033
Nitori Holdings Co. Ltd.	496	62,685
O’Reilly Automotive, Inc.*	700	188,888
Ross Stores, Inc.	2,900	191,023
Shimamura Co. Ltd.	130	17,177
Signet Jewelers Ltd.	500	34,635
Staples, Inc.	4,700	41,219
Tiffany & Co.	750	71,475
TJX Cos., Inc. (The)	4,750	375,629
Tractor Supply Co.	950	65,522
Ulta Beauty, Inc.*	450	128,354
USS Co. Ltd.	1,474	24,573
Yamada Denki Co. Ltd.	3,360	16,750

		4,319,737

Textiles, Apparel & Luxury Goods (0.6%)
adidas AG	1,105	210,183
Asics Corp.	939	15,081
Burberry Group plc	2,747	59,335
Christian Dior SE	333	77,372
Cie Financiere Richemont SA (Registered)	3,064	242,269
Coach, Inc.	2,000	82,660
Hanesbrands, Inc.	2,750	57,090
Hermes International	162	76,750
HUGO BOSS AG	449	32,768
Kering	463	119,753
Li & Fung Ltd.	30,000	13,009
Luxottica Group SpA	1,045	57,691
LVMH Moet Hennessy Louis Vuitton SE	1,635	359,047
Michael Kors Holdings Ltd.*	1,150	43,827
NIKE, Inc., Class B	9,700	540,580
Pandora A/S*	653	72,289
PVH Corp.	550	56,909
Ralph Lauren Corp.	400	32,648
Swatch Group AG (The)	187	66,966
Swatch Group AG (The) (Registered)	300	20,906

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Under Armour, Inc., Class A(x)*	1,300	$25,714
Under Armour, Inc., Class C*	1,307	23,918
VF Corp.	2,400	131,928
Yue Yuen Industrial Holdings Ltd.	3,500	13,759

		2,432,452

Total Consumer Discretionary		27,659,016

Consumer Staples (5.9%)
Beverages (1.3%)
Anheuser-Busch InBev SA/NV	4,472	490,908
Asahi Group Holdings Ltd.	2,300	86,934
Brown-Forman Corp., Class B	1,300	60,034
Carlsberg A/S, Class B	651	60,119
Coca-Cola Amatil Ltd.	3,360	27,775
Coca-Cola Bottlers Japan, Inc.	700	22,573
Coca-Cola Co. (The)	28,300	1,201,051
Coca-Cola European Partners plc	1,307	48,870
Coca-Cola HBC AG*	1,200	30,987
Constellation Brands, Inc., Class A	1,300	210,691
Diageo plc	14,776	422,741
Dr Pepper Snapple Group, Inc.	1,350	132,192
Heineken Holding NV	643	51,151
Heineken NV	1,352	115,097
Kirin Holdings Co. Ltd.	4,827	91,073
Molson Coors Brewing Co., Class B	1,350	129,209
Monster Beverage Corp.*	2,950	136,202
PepsiCo, Inc.	10,450	1,168,937
Pernod Ricard SA	1,245	147,294
Remy Cointreau SA	152	14,881
Suntory Beverage & Food Ltd.	822	34,628
Treasury Wine Estates Ltd.	4,327	40,430

		4,723,777

Food & Staples Retailing (1.1%)
Aeon Co. Ltd.	3,849	56,181
Carrefour SA	3,463	81,645
Casino Guichard Perrachon SA	342	19,129
Colruyt SA	477	23,418
Costco Wholesale Corp.	3,200	536,608
CVS Health Corp.	7,750	608,374
Distribuidora Internacional de Alimentacion SA	3,652	21,120
FamilyMart UNY Holdings Co. Ltd.	530	31,611
ICA Gruppen AB(x)	491	16,756
J Sainsbury plc	8,241	27,289
Jeronimo Martins SGPS SA	1,664	29,769
Koninklijke Ahold Delhaize NV*	7,519	160,907
Kroger Co. (The)	6,850	202,007
Lawson, Inc.	294	19,938
METRO AG	1,069	34,189
Seven & i Holdings Co. Ltd.	4,422	173,258
Sundrug Co. Ltd.	546	18,318
Sysco Corp.	3,650	189,508
Tesco plc*	45,831	106,575
Tsuruha Holdings, Inc.	255	23,592
Walgreens Boots Alliance, Inc.	6,250	519,063
Wal-Mart Stores, Inc.	10,950	789,275
Wesfarmers Ltd.	6,608	227,536
Whole Foods Market, Inc.	2,300	68,356
Wm Morrison Supermarkets plc(x)	11,356	34,147
Woolworths Ltd.	7,504	151,926

		4,170,495

Food Products (1.2%)
Ajinomoto Co., Inc.	3,346	66,015
Archer-Daniels-Midland Co.	4,150	191,066
Aryzta AG*	640	20,542
Associated British Foods plc	2,117	69,121
Barry Callebaut AG (Registered)*	13	16,989
Calbee, Inc.	475	16,192
Campbell Soup Co.	1,400	80,136
Chocoladefabriken Lindt & Spruengli AG	6	34,024
Chocoladefabriken Lindt & Sprungli AG (Registered)	1	66,415
Conagra Brands, Inc.	3,000	121,020
Danone SA	3,461	235,414
General Mills, Inc.	4,300	253,743
Golden Agri-Resources Ltd.	37,100	10,211
Hershey Co. (The)	1,000	109,250
Hormel Foods Corp.	1,950	67,529
JM Smucker Co. (The)	850	111,418
Kellogg Co.	1,850	134,329
Kerry Group plc, Class A	973	76,999
Kikkoman Corp.	864	25,804
Kraft Heinz Co. (The)	4,350	395,024
Marine Harvest ASA*	2,201	33,555
McCormick & Co., Inc. (Non-Voting)	850	82,918
Mead Johnson Nutrition Co.	1,350	120,258
MEIJI Holdings Co. Ltd.	700	58,286
Mondelez International, Inc., Class A	11,250	484,649
Nestle SA (Registered)	18,263	1,401,199
NH Foods Ltd.	1,018	27,331
Nisshin Seifun Group, Inc.	1,332	19,873
Nissin Foods Holdings Co. Ltd.	388	21,503
Orkla ASA	4,783	42,838
Tate & Lyle plc	2,513	24,071
Toyo Suisan Kaisha Ltd.	521	19,398
Tyson Foods, Inc., Class A	2,100	129,591
WH Group Ltd.§	43,095	37,153
Wilmar International Ltd.	10,000	25,235
Yakult Honsha Co. Ltd.	592	32,862
Yamazaki Baking Co. Ltd.	821	16,888

		4,678,849

Household Products (0.9%)
Church & Dwight Co., Inc.	1,850	92,260
Clorox Co. (The)	950	128,089
Colgate-Palmolive Co.	6,450	472,076
Henkel AG & Co. KGaA	617	68,553
Henkel AG & Co. KGaA (Preference)(q)	1,046	134,016
Kimberly-Clark Corp.	2,600	342,238
Lion Corp.	1,404	25,248
Procter & Gamble Co. (The)	18,797	1,688,909
Reckitt Benckiser Group plc	3,711	338,763
Svenska Cellulosa AB SCA, Class B	3,569	115,108
Unicharm Corp.	2,427	58,152

		3,463,412

Personal Products (0.4%)
Beiersdorf AG	622	58,877
Coty, Inc., Class A	3,401	61,660
Estee Lauder Cos., Inc. (The), Class A	1,600	135,664
Kao Corp.	2,958	162,181
Kose Corp.	178	16,100
L’Oreal SA	1,477	283,856
Pola Orbis Holdings, Inc.	612	14,771
Shiseido Co. Ltd.	2,287	60,190
Unilever NV (CVA)	9,559	474,900
Unilever plc	7,532	371,764

		1,639,963

Tobacco (1.0%)
Altria Group, Inc.	14,200	1,014,164
British American Tobacco plc	10,940	726,456
Imperial Brands plc	5,626	272,578

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Tobacco, Inc.	6,455	$209,774
Philip Morris International, Inc.	11,300	1,275,771
Reynolds American, Inc.	6,000	378,120
Swedish Match AB	1,117	36,337

		3,913,200

Total Consumer Staples		22,589,696

Energy (3.5%)
Energy Equipment & Services (0.4%)
Baker Hughes, Inc.	3,050	182,451
Halliburton Co.	6,300	310,023
Helmerich & Payne, Inc.	800	53,256
National Oilwell Varco, Inc.	2,750	110,248
Petrofac Ltd.	1,528	17,594
Saipem SpA*	30,482	13,836
Schlumberger Ltd.	10,150	792,715
TechnipFMC plc*	3,258	105,885
Tenaris SA	2,691	46,133
Transocean Ltd.*	2,800	34,860

		1,667,001

Oil, Gas & Consumable Fuels (3.1%)
Anadarko Petroleum Corp.	4,050	251,100
Apache Corp.	2,750	141,323
BP plc	110,225	631,880
Cabot Oil & Gas Corp.	3,350	80,099
Caltex Australia Ltd.	1,561	35,170
Chesapeake Energy Corp.(x)*	5,400	32,076
Chevron Corp.	13,800	1,481,705
Cimarex Energy Co.	700	83,643
Concho Resources, Inc.*	1,050	134,757
ConocoPhillips	9,000	448,829
Devon Energy Corp.	3,800	158,536
Enagas SA	1,315	34,159
Eni SpA	14,928	244,452
EOG Resources, Inc.	4,200	409,710
EQT Corp.	1,250	76,375
Exxon Mobil Corp.	30,250	2,480,802
Galp Energia SGPS SA	3,039	46,118
Hess Corp.	1,900	91,599
Idemitsu Kosan Co. Ltd.	500	17,381
Inpex Corp.	5,601	55,064
JXTG Holdings, Inc.	16,360	80,337
Kinder Morgan, Inc.	14,000	304,360
Koninklijke Vopak NV	512	22,326
Lundin Petroleum AB*	1,078	21,871
Marathon Oil Corp.	6,150	97,170
Marathon Petroleum Corp.	3,850	194,579
Murphy Oil Corp.	1,150	32,879
Neste OYJ*	782	30,500
Newfield Exploration Co.*	1,400	51,674
Noble Energy, Inc.	3,100	106,454
Occidental Petroleum Corp.	5,550	351,648
Oil Search Ltd.	8,041	44,355
OMV AG	944	37,145
ONEOK, Inc.	1,500	83,160
Origin Energy Ltd.*	10,289	55,419
Phillips 66	3,200	253,504
Pioneer Natural Resources Co.	1,250	232,788
Range Resources Corp.	1,350	39,285
Repsol SA	6,620	102,226
Royal Dutch Shell plc, Class A	25,619	672,774
Royal Dutch Shell plc, Class B	21,979	601,556
Santos Ltd.*	8,974	26,053
Showa Shell Sekiyu KK	1,000	10,123
Snam SpA	13,140	56,828
Southwestern Energy Co.*	3,550	29,004
Statoil ASA	6,587	112,543
Tesoro Corp.	850	68,901
TOTAL SA	13,341	674,818
Valero Energy Corp.	3,300	218,757
Williams Cos., Inc. (The)	5,950	176,061
Woodside Petroleum Ltd.(x)	4,449	109,041

		11,832,917

Total Energy		13,499,918

Financials (9.8%)
Banks (5.0%)
ABN AMRO Group NV (CVA)§	1,734	42,084
Aozora Bank Ltd.	6,000	22,096
Australia & New Zealand Banking Group Ltd.	17,178	417,605
Banco Bilbao Vizcaya Argentaria SA	38,603	299,391
Banco de Sabadell SA	31,030	56,871
Banco Popular Espanol SA(x)*	16,872	16,379
Banco Santander SA	84,785	519,627
Bank Hapoalim BM	6,251	38,101
Bank Leumi Le-Israel BM*	7,362	32,517
Bank of America Corp.	73,700	1,738,583
Bank of East Asia Ltd. (The)	6,400	26,476
Bank of Ireland*	148,553	36,846
Bank of Kyoto Ltd. (The)	1,780	12,967
Bank of Queensland Ltd.	2,271	21,098
Bankia SA	23,151	26,328
Bankinter SA	3,645	30,606
Barclays plc	99,259	279,938
BB&T Corp.	5,900	263,730
Bendigo & Adelaide Bank Ltd.	2,709	25,126
BNP Paribas SA	6,212	413,721
BOC Hong Kong Holdings Ltd.	20,400	83,343
CaixaBank SA	21,039	90,429
Chiba Bank Ltd. (The)	4,110	26,396
Chugoku Bank Ltd. (The)	1,000	14,551
Citigroup, Inc.	20,750	1,241,265
Citizens Financial Group, Inc.	3,700	127,835
Comerica, Inc.	1,250	85,725
Commerzbank AG	6,246	56,491
Commonwealth Bank of Australia(x)	10,144	665,804
Concordia Financial Group Ltd.	6,868	31,795
Credit Agricole SA	6,458	87,495
Danske Bank A/S	4,041	137,624
DBS Group Holdings Ltd.	10,400	144,233
DNB ASA	5,735	90,906
Erste Group Bank AG*	1,885	61,383
Fifth Third Bancorp	5,500	139,700
Fukuoka Financial Group, Inc.	3,838	16,617
Hachijuni Bank Ltd. (The)	2,000	11,300
Hang Seng Bank Ltd.	4,500	91,257
Hiroshima Bank Ltd. (The)	2,000	8,497
HSBC Holdings plc	116,059	946,476
Huntington Bancshares, Inc.	7,900	105,781
ING Groep NV	22,756	343,992
Intesa Sanpaolo SpA	72,385	196,603
Intesa Sanpaolo SpA (RNC)	4,686	11,918
Japan Post Bank Co. Ltd.	2,601	32,264
JPMorgan Chase & Co.	26,100	2,292,623
KBC Group NV	1,472	97,659
KeyCorp	7,850	139,573
Kyushu Financial Group, Inc.	1,666	10,191
Lloyds Banking Group plc	371,046	308,311
M&T Bank Corp.	1,150	177,940
Mebuki Financial Group, Inc.	4,370	17,467
Mediobanca SpA	3,322	29,946
Mitsubishi UFJ Financial Group, Inc.	74,829	470,294
Mizrahi Tefahot Bank Ltd.	916	15,536
Mizuho Financial Group, Inc.	138,816	254,365

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
National Australia Bank Ltd.	15,591	$397,130
Natixis SA	4,861	29,953
Nordea Bank AB	17,824	203,489
Oversea-Chinese Banking Corp. Ltd.	18,400	127,854
People’s United Financial, Inc.	2,250	40,950
PNC Financial Services Group, Inc. (The)	3,550	426,852
Raiffeisen Bank International AG*	812	18,325
Regions Financial Corp.	8,950	130,044
Resona Holdings, Inc.	12,956	69,580
Royal Bank of Scotland Group plc*	20,694	62,771
Seven Bank Ltd.	3,193	10,440
Shinsei Bank Ltd.	8,885	16,361
Shizuoka Bank Ltd. (The)	3,199	26,033
Skandinaviska Enskilda Banken AB, Class A(x)	8,913	99,170
Societe Generale SA	4,498	228,167
Standard Chartered plc*	19,265	184,166
Sumitomo Mitsui Financial Group, Inc.	7,883	286,416
Sumitomo Mitsui Trust Holdings, Inc.	1,947	67,506
SunTrust Banks, Inc.	3,550	196,315
Suruga Bank Ltd.	1,022	21,518
Svenska Handelsbanken AB, Class A(x)	8,933	122,521
Swedbank AB, Class A(x)	5,314	123,115
UniCredit SpA*	11,090	170,955
United Overseas Bank Ltd.	7,718	121,989
US Bancorp	11,650	599,975
Wells Fargo & Co.	32,950	1,833,996
Westpac Banking Corp.	19,636	525,967
Yamaguchi Financial Group, Inc.	1,000	10,842
Zions Bancorp	1,450	60,900

		19,196,975

Capital Markets (1.6%)
3i Group plc	5,708	53,601
Aberdeen Asset Management plc	4,169	13,826
Affiliated Managers Group, Inc.	400	65,576
Ameriprise Financial, Inc.	1,150	149,132
ASX Ltd.	1,129	43,542
Bank of New York Mellon Corp. (The)	7,700	363,670
BlackRock, Inc.	900	345,159
CBOE Holdings, Inc.	668	54,155
Charles Schwab Corp. (The)	8,800	359,128
CME Group, Inc.	2,500	297,000
Credit Suisse Group AG (Registered)*	11,650	173,299
Daiwa Securities Group, Inc.	9,752	59,381
Deutsche Bank AG (Registered)(x)*	8,094	139,450
Deutsche Boerse AG	831	76,400
E*TRADE Financial Corp.*	1,950	68,036
Franklin Resources, Inc.	2,500	105,350
Goldman Sachs Group, Inc. (The)	2,700	620,243
Hargreaves Lansdown plc	1,459	23,782
Hong Kong Exchanges & Clearing Ltd.	6,800	171,148
Intercontinental Exchange, Inc.	4,350	260,435
Invesco Ltd.	2,950	90,359
Investec plc	3,851	26,248
Japan Exchange Group, Inc.	2,957	42,099
Julius Baer Group Ltd.*	1,357	67,738
London Stock Exchange Group plc	1,853	73,619
Macquarie Group Ltd.	1,798	123,905
Moody’s Corp.	1,200	134,448
Morgan Stanley	10,500	449,819
Nasdaq, Inc.	800	55,560
Nomura Holdings, Inc.*	21,309	132,432
Northern Trust Corp.	1,550	134,199
Partners Group Holding AG	109	58,600
Raymond James Financial, Inc.	940	71,684
S&P Global, Inc.	1,900	248,406
SBI Holdings, Inc.	1,143	15,934
Schroders plc	876	33,255
Singapore Exchange Ltd.	4,100	22,569
State Street Corp.	2,650	210,967
T Rowe Price Group, Inc.	1,750	119,263
UBS Group AG (Registered)	21,464	343,501

		5,896,918

Consumer Finance (0.3%)
Acom Co. Ltd.*	2,130	8,514
AEON Financial Service Co. Ltd.	600	11,302
American Express Co.	5,600	443,015
Capital One Financial Corp.	3,500	303,310
Credit Saison Co. Ltd.	1,066	19,016
Discover Financial Services	2,850	194,912
Navient Corp.	2,200	32,472
Provident Financial plc	925	34,733
Synchrony Financial	5,700	195,510

		1,242,784

Diversified Financial Services (0.8%)
AMP Ltd.	16,027	63,427
Berkshire Hathaway, Inc., Class B*	13,850	2,308,519
Challenger Ltd.	3,351	32,130
Eurazeo SA	273	17,978
EXOR NV	723	37,392
First Pacific Co. Ltd.	11,422	8,289
Groupe Bruxelles Lambert SA	470	42,669
Industrivarden AB, Class C	1,037	22,463
Investor AB, Class B	2,673	112,520
Kinnevik AB, Class B*	1,434	38,248
L E Lundbergforetagen AB, Class B	284	19,254
Leucadia National Corp.	2,350	61,100
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,400	11,964
ORIX Corp.	7,770	114,983
Pargesa Holding SA	235	16,611
Wendel SA	174	22,052

		2,929,599

Insurance (2.1%)
Admiral Group plc	1,345	33,518
Aegon NV	9,837	50,067
Aflac, Inc.	2,950	213,639
Ageas	1,152	45,029
AIA Group Ltd.	70,654	445,479
Allianz SE (Registered)	2,682	496,839
Allstate Corp. (The)	2,700	220,023
American International Group, Inc.	7,107	443,689
Aon plc	1,900	225,511
Arthur J Gallagher & Co.	1,250	70,675
Assicurazioni Generali SpA	6,865	109,121
Assurant, Inc.	400	38,268
Aviva plc	23,813	158,724
Baloise Holding AG (Registered)	302	41,517
Chubb Ltd.	3,400	463,249
Cincinnati Financial Corp.	1,100	79,497
CNP Assurances	1,080	21,983
Dai-ichi Life Holdings, Inc.	6,327	113,463
Direct Line Insurance Group plc	6,907	30,063
Gjensidige Forsikring ASA	1,219	18,570
Hannover Rueck SE	357	41,189
Hartford Financial Services Group, Inc. (The)	2,750	132,193

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance Australia Group Ltd.	13,179	$60,916
Japan Post Holdings Co. Ltd.	2,752	34,533
Legal & General Group plc	33,315	103,224
Lincoln National Corp.	1,650	107,993
Loews Corp.	2,000	93,540
Mapfre SA	5,416	18,576
Marsh & McLennan Cos., Inc.	3,750	277,088
Medibank Pvt Ltd.	16,145	34,784
MetLife, Inc.	8,000	422,560
MS&AD Insurance Group Holdings, Inc.	2,973	94,534
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	946	185,086
NN Group NV	1,903	61,888
Old Mutual plc	27,073	68,043
Poste Italiane SpA§	3,118	20,789
Principal Financial Group, Inc.	1,950	123,065
Progressive Corp. (The)	4,200	164,556
Prudential Financial, Inc.	3,150	336,042
Prudential plc	15,134	319,689
QBE Insurance Group Ltd.	8,046	79,237
RSA Insurance Group plc	6,136	45,089
Sampo OYJ, Class A	2,624	124,456
SCOR SE	1,027	38,817
Sompo Holdings, Inc.	2,072	75,916
Sony Financial Holdings, Inc.	1,217	19,556
St James’s Place plc	3,093	41,155
Standard Life plc	10,498	46,654
Suncorp Group Ltd.	7,549	76,188
Swiss Life Holding AG (Registered)*	199	64,211
Swiss Re AG	1,902	170,803
T&D Holdings, Inc.	3,460	50,223
Tokio Marine Holdings, Inc.	4,001	168,766
Torchmark Corp.	800	61,632
Travelers Cos., Inc. (The)	2,050	247,107
Tryg A/S	811	14,711
UnipolSai Assicurazioni SpA	5,688	12,549
Unum Group	1,650	77,369
Willis Towers Watson plc	950	124,346
XL Group Ltd.	1,950	77,727
Zurich Insurance Group AG*	884	235,992

		7,871,716

Total Financials		37,137,992

Health Care (7.6%)
Biotechnology (1.3%)
AbbVie, Inc.	11,850	772,145
Actelion Ltd. (Registered)*	570	160,874
Alexion Pharmaceuticals, Inc.*	1,650	200,046
Amgen, Inc.	5,450	894,181
Biogen, Inc.*	1,600	437,472
Celgene Corp.*	5,650	703,030
CSL Ltd.	2,678	256,424
Genmab A/S*	344	66,249
Gilead Sciences, Inc.	9,600	652,032
Grifols SA	1,752	42,969
Incyte Corp.*	1,282	171,365
Regeneron Pharmaceuticals, Inc.*	550	213,131
Shire plc	5,366	313,362
Vertex Pharmaceuticals, Inc.*	1,800	196,830

		5,080,110

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	12,548	557,257
Baxter International, Inc.	3,550	184,103
Becton Dickinson and Co.	1,550	284,332
Boston Scientific Corp.*	9,900	246,213
Cochlear Ltd.	343	35,437
Coloplast A/S, Class B	740	57,779
Cooper Cos., Inc. (The)	369	73,759
CR Bard, Inc.	550	136,697
CYBERDYNE, Inc.*	757	10,866
Danaher Corp.	4,450	380,609
DENTSPLY SIRONA, Inc.	1,650	103,026
Edwards Lifesciences Corp.*	1,550	145,809
Essilor International SA	1,215	147,633
Getinge AB, Class B(x)	1,105	19,385
Hologic, Inc.*	2,000	85,100
Hoya Corp.	2,333	112,239
IDEXX Laboratories, Inc.*	671	103,743
Intuitive Surgical, Inc.*	300	229,941
Medtronic plc	10,000	805,599
Olympus Corp.	1,709	65,701
Smith & Nephew plc	5,234	79,741
Sonova Holding AG (Registered)	307	42,572
Stryker Corp.	2,250	296,213
Sysmex Corp.	987	59,842
Terumo Corp.	2,006	69,642
Varian Medical Systems, Inc.*	650	59,235
William Demant Holding A/S*	789	16,485
Zimmer Biomet Holdings, Inc.	1,450	177,060

		4,586,018

Health Care Providers & Services (1.2%)
Aetna, Inc.	2,550	325,252
Alfresa Holdings Corp.	1,281	22,196
AmerisourceBergen Corp.	1,200	106,200
Anthem, Inc.	1,950	322,490
Cardinal Health, Inc.	2,300	187,565
Centene Corp.*	1,250	89,075
Cigna Corp.	1,900	278,331
DaVita, Inc.*	1,150	78,166
Envision Healthcare Corp.*	858	52,613
Express Scripts Holding Co.*	4,500	296,595
Fresenius Medical Care AG & Co. KGaA	1,260	106,256
Fresenius SE & Co. KGaA	2,405	193,271
HCA Holdings, Inc.*	2,100	186,879
Healthscope Ltd.	8,719	15,121
Henry Schein, Inc.*	600	101,982
Humana, Inc.	1,100	226,754
Laboratory Corp. of America Holdings*	750	107,603
McKesson Corp.	1,650	244,629
Mediclinic International plc	1,973	17,600
Medipal Holdings Corp.	1,207	18,930
Miraca Holdings, Inc.	416	19,132
Patterson Cos., Inc.	600	27,138
Quest Diagnostics, Inc.	1,000	98,190
Ramsay Health Care Ltd.	900	48,056
Ryman Healthcare Ltd.	2,380	14,031
Sonic Healthcare Ltd.	2,290	38,700
Suzuken Co. Ltd.	468	15,344
UnitedHealth Group, Inc.	6,950	1,139,869
Universal Health Services, Inc., Class B	650	80,893

		4,458,861

Health Care Technology (0.0%)
Cerner Corp.*	2,200	129,470
M3, Inc.	1,234	30,626

		160,096

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	2,350	124,245
Eurofins Scientific SE	71	30,892

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Illumina, Inc.*	1,100	$187,704
Lonza Group AG (Registered)*	349	65,992
Mettler-Toledo International, Inc.*	197	94,345
PerkinElmer, Inc.	750	43,545
QIAGEN NV*	1,280	37,155
Thermo Fisher Scientific, Inc.	2,900	445,440
Waters Corp.*	600	93,786

		1,123,104

Pharmaceuticals (3.6%)
Allergan plc	2,483	593,238
Astellas Pharma, Inc.	12,639	166,431
AstraZeneca plc	7,421	456,753
Bayer AG (Registered)	4,853	559,394
Bristol-Myers Squibb Co.	12,150	660,717
Chugai Pharmaceutical Co. Ltd.	1,421	48,822
Daiichi Sankyo Co. Ltd.	3,537	79,648
Eisai Co. Ltd.	1,490	77,143
Eli Lilly & Co.	7,100	597,181
Galenica AG (Registered)	27	28,465
GlaxoSmithKline plc	28,606	594,772
Hikma Pharmaceuticals plc	982	24,373
Hisamitsu Pharmaceutical Co., Inc.	400	22,851
Johnson & Johnson	19,850	2,472,317
Kyowa Hakko Kirin Co. Ltd.	1,678	26,557
Mallinckrodt plc*	750	33,428
Merck & Co., Inc.	20,100	1,277,154
Merck KGaA	759	86,476
Mitsubishi Tanabe Pharma Corp.	1,318	27,442
Mylan NV*	3,000	116,970
Novartis AG (Registered)	13,104	972,677
Novo Nordisk A/S, Class B	11,220	385,338
Ono Pharmaceutical Co. Ltd.	2,441	50,528
Orion OYJ, Class B	673	35,087
Otsuka Holdings Co. Ltd.	2,292	103,390
Perrigo Co. plc	1,050	69,710
Pfizer, Inc.	44,250	1,513,793
Roche Holding AG	4,123	1,052,926
Sanofi	6,804	614,215
Santen Pharmaceutical Co. Ltd.	2,350	34,027
Shionogi & Co. Ltd.	1,752	90,456
Sumitomo Dainippon Pharma Co. Ltd.	900	14,859
Taisho Pharmaceutical Holdings Co. Ltd.	264	21,437
Takeda Pharmaceutical Co. Ltd.	4,174	196,046
Taro Pharmaceutical Industries Ltd.(x)*	107	12,478
Teva Pharmaceutical Industries Ltd. (ADR)	769	24,677
Teva Pharmaceutical Industries Ltd. (ADR)	4,588	147,229
UCB SA	785	60,890
Zoetis, Inc.	3,600	192,132

		13,542,027

Total Health Care		28,950,216

Industrials (6.8%)
Aerospace & Defense (1.1%)
Airbus SE	3,399	258,646
Arconic, Inc.	3,166	83,392
BAE Systems plc	18,625	149,929
Boeing Co. (The)	4,200	742,813
Cobham plc	8,582	14,301
Dassault Aviation SA	18	22,887
Elbit Systems Ltd.	173	19,800
General Dynamics Corp.	2,100	393,120
L3 Technologies, Inc.	550	90,910
Leonardo SpA*	2,509	35,572
Lockheed Martin Corp.	1,850	495,060
Meggitt plc	4,155	23,181
Northrop Grumman Corp.	1,300	309,192
Raytheon Co.	2,150	327,875
Rockwell Collins, Inc.	950	92,302
Rolls-Royce Holdings plc*	10,789	101,922
Safran SA	1,834	137,014
Singapore Technologies Engineering Ltd.	7,900	21,065
Textron, Inc.	1,950	92,801
Thales SA	647	62,575
TransDigm Group, Inc.	400	88,064
United Technologies Corp.	5,600	628,377
Zodiac Aerospace	1,239	30,995

		4,221,793

Air Freight & Logistics (0.3%)
Bollore SA	3,985	15,449
CH Robinson Worldwide, Inc.	1,000	77,290
Deutsche Post AG (Registered)	5,693	194,983
Expeditors International of Washington, Inc.	1,300	73,437
FedEx Corp.	1,800	351,270
Royal Mail plc	5,281	28,120
United Parcel Service, Inc., Class B	5,050	541,865
Yamato Holdings Co. Ltd.	2,140	44,836

		1,327,250

Airlines (0.3%)
Alaska Air Group, Inc.	900	82,998
American Airlines Group, Inc.	3,750	158,625
ANA Holdings, Inc.	6,187	18,884
Cathay Pacific Airways Ltd.(x)	6,000	8,709
Delta Air Lines, Inc.	5,350	245,885
Deutsche Lufthansa AG (Registered)	1,378	22,345
easyJet plc	1,099	14,127
International Consolidated Airlines Group SA	4,546	30,068
Japan Airlines Co. Ltd.	826	26,161
Qantas Airways Ltd.	1,071	3,183
Ryanair Holdings plc (ADR)*	100	8,298
Singapore Airlines Ltd.	2,700	19,437
Southwest Airlines Co.	4,450	239,232
United Continental Holdings, Inc.*	2,100	148,344

		1,026,296

Building Products (0.3%)
Allegion plc	700	52,990
Asahi Glass Co. Ltd.	5,919	47,956
Assa Abloy AB, Class B	5,882	120,979
Cie de Saint-Gobain	2,929	150,405
Daikin Industries Ltd.	1,376	138,243
Fortune Brands Home & Security, Inc.	1,089	66,266
Geberit AG (Registered)	218	93,977
Johnson Controls International plc	6,820	287,259
LIXIL Group Corp.	1,611	40,879
Masco Corp.	2,350	79,877
TOTO Ltd.	831	31,387

		1,110,218

Commercial Services & Supplies (0.2%)
Babcock International Group plc	1,424	15,736
Brambles Ltd.(x)	9,307	66,484
Cintas Corp.	650	82,251
Dai Nippon Printing Co. Ltd.	3,114	33,565
Edenred	1,327	31,357
G4S plc	7,797	29,727
ISS A/S	970	36,680
Park24 Co. Ltd.	574	15,024

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Republic Services, Inc.	1,650	$103,636
Secom Co. Ltd.	1,270	90,906
Securitas AB, Class B	1,939	30,295
Societe BIC SA	195	24,297
Sohgo Security Services Co. Ltd.	534	19,930
Stericycle, Inc.*	600	49,734
Toppan Printing Co. Ltd.	3,078	31,380
Waste Management, Inc.	2,950	215,113

		876,115

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	1,137	38,687
Boskalis Westminster	517	17,828
Bouygues SA	1,329	54,095
CIMIC Group Ltd.	654	17,953
Eiffage SA	376	29,450
Ferrovial SA	2,989	59,819
Fluor Corp.	1,000	52,620
HOCHTIEF AG	124	20,497
Jacobs Engineering Group, Inc.	850	46,988
JGC Corp.	1,273	22,126
Kajima Corp.	5,273	34,386
Obayashi Corp.	3,810	35,626
Quanta Services, Inc.*	1,100	40,821
Shimizu Corp.	3,238	29,027
Skanska AB, Class B	2,149	50,603
Taisei Corp.	5,664	41,260
Vinci SA(x)	2,976	235,888

		827,674

Electrical Equipment (0.5%)
ABB Ltd. (Registered)*	11,047	258,405
Acuity Brands, Inc.	350	71,400
AMETEK, Inc.	1,650	89,232
Eaton Corp. plc	3,300	244,695
Emerson Electric Co.	4,650	278,349
Fuji Electric Co. Ltd.	3,000	17,812
Legrand SA	1,631	98,342
Mabuchi Motor Co. Ltd.	296	16,670
Mitsubishi Electric Corp.	11,340	162,669
Nidec Corp.	1,410	134,186
OSRAM Licht AG	557	34,910
Prysmian SpA	1,209	31,960
Rockwell Automation, Inc.	950	147,925
Schneider Electric SE	3,296	241,315
Vestas Wind Systems A/S*	1,300	105,699

		1,933,569

Industrial Conglomerates (1.4%)
3M Co.	4,400	841,853
CK Hutchison Holdings Ltd.	1,300	15,992
CK Hutchison Holdings Ltd.	14,500	178,370
DCC plc	575	50,609
General Electric Co.	64,503	1,922,190
Honeywell International, Inc.	5,550	693,029
Jardine Matheson Holdings Ltd.	1,500	94,860
Jardine Strategic Holdings Ltd.	1,300	54,360
Keihan Holdings Co. Ltd.	2,988	18,277
Keppel Corp. Ltd.	8,500	42,170
Koninklijke Philips NV	5,566	178,906
NWS Holdings Ltd.	8,000	14,597
Roper Technologies, Inc.	750	154,868
Seibu Holdings, Inc.	1,013	16,715
Sembcorp Industries Ltd.	5,000	11,366
Siemens AG (Registered)	4,490	615,027
Smiths Group plc	2,275	46,147
Toshiba Corp.*	20,931	45,385

		4,994,721

Machinery (1.1%)
Alfa Laval AB	1,845	34,818
Alstom SA*	1,018	30,424
Amada Holdings Co. Ltd.	1,997	22,799
ANDRITZ AG	496	24,808
Atlas Copco AB, Class A	3,941	139,112
Atlas Copco AB, Class B	2,324	73,865
Caterpillar, Inc.	4,250	394,229
CNH Industrial NV	5,991	57,776
Cummins, Inc.	1,150	173,880
Deere & Co.	2,100	228,605
Dover Corp.	1,150	92,403
FANUC Corp.	1,157	237,156
Flowserve Corp.	950	45,999
Fortive Corp.	2,150	129,473
GEA Group AG	1,176	49,982
Hino Motors Ltd.	1,517	18,354
Hitachi Construction Machinery Co. Ltd.	600	14,956
Hoshizaki Corp.	325	25,573
IHI Corp.	8,614	27,158
Illinois Tool Works, Inc.	2,300	304,680
IMI plc	1,515	22,645
Ingersoll-Rand plc	1,900	154,508
JTEKT Corp.	1,493	23,187
Kawasaki Heavy Industries Ltd.	7,000	21,252
Komatsu Ltd.	5,419	141,231
Kone OYJ, Class B	1,979	86,897
Kubota Corp.	6,209	93,194
Kurita Water Industries Ltd.	600	14,514
Makita Corp.	1,348	47,222
MAN SE	247	25,462
Metso OYJ(x)	655	19,831
MINEBEA MITSUMI, Inc.	2,231	29,759
Mitsubishi Heavy Industries Ltd.	17,533	70,334
Nabtesco Corp.	674	17,860
NGK Insulators Ltd.	1,538	34,813
NSK Ltd.	2,588	37,008
PACCAR, Inc.	2,550	171,360
Parker-Hannifin Corp.	1,000	160,320
Pentair plc	1,200	75,336
Sandvik AB	6,256	93,484
Schindler Holding AG	247	47,790
Schindler Holding AG (Registered)	142	26,921
SKF AB, Class B(x)	2,297	45,450
SMC Corp.	343	101,424
Snap-on, Inc.	450	75,902
Stanley Black & Decker, Inc.	1,100	146,157
Sumitomo Heavy Industries Ltd.	3,245	22,619
THK Co. Ltd.	700	17,624
Volvo AB, Class B	9,047	133,575
Wartsila OYJ Abp*	861	46,064
Weir Group plc (The)	1,354	32,521
Xylem, Inc.	1,300	65,286
Yangzijiang Shipbuilding Holdings Ltd.	8,151	6,584
Zardoya Otis SA	769	7,104

		4,241,288

Marine (0.0%)
AP Moller - Maersk A/S, Class A	24	38,717
AP Moller - Maersk A/S, Class B	39	64,706
Kuehne + Nagel International AG (Registered)	348	49,161
Mitsui OSK Lines Ltd.	6,003	18,872
Nippon Yusen KK	8,478	17,896

		189,352

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.3%)
Adecco Group AG (Registered)	987	$70,109
Bureau Veritas SA	1,619	34,154
Capita plc	4,068	28,771
Dun & Bradstreet Corp. (The)	250	26,985
Equifax, Inc.	900	123,066
Experian plc	5,622	114,673
Intertek Group plc	1,045	51,507
Nielsen Holdings plc	2,450	101,210
Randstad Holding NV	711	41,035
Recruit Holdings Co. Ltd.	2,157	110,049
RELX NV	5,838	108,118
RELX plc	6,395	125,313
Robert Half International, Inc.	900	43,947
SEEK Ltd.	1,808	21,990
SGS SA (Registered)	35	74,672
Verisk Analytics, Inc.*	1,150	93,311
Wolters Kluwer NV	1,781	74,032

		1,242,942

Road & Rail (0.6%)
Aurizon Holdings Ltd.	10,772	43,206
Central Japan Railway Co.	847	138,009
ComfortDelGro Corp. Ltd.	11,000	20,131
CSX Corp.	6,800	316,539
DSV A/S	1,167	60,412
East Japan Railway Co.	1,943	169,186
Hankyu Hanshin Holdings, Inc.	1,418	46,108
JB Hunt Transport Services, Inc.	650	59,631
Kansas City Southern	800	68,608
Keikyu Corp.	2,751	30,196
Keio Corp.	3,394	26,889
Keisei Electric Railway Co. Ltd.	914	21,206
Kintetsu Group Holdings Co. Ltd.	9,269	33,386
MTR Corp. Ltd.	8,600	48,303
Nagoya Railroad Co. Ltd.	4,300	19,351
Nippon Express Co. Ltd.	4,000	20,552
Norfolk Southern Corp.	2,150	240,736
Odakyu Electric Railway Co. Ltd.	1,730	33,658
Ryder System, Inc.	400	30,176
Tobu Railway Co. Ltd.	5,000	25,330
Tokyu Corp.	6,339	44,868
Union Pacific Corp.	6,000	635,519
West Japan Railway Co.	967	62,895

		2,194,895

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	972	44,683
Ashtead Group plc	2,974	61,593
Brenntag AG	960	53,818
Bunzl plc	2,068	60,111
Fastenal Co.	2,100	108,150
ITOCHU Corp.	8,782	124,635
Marubeni Corp.	9,688	59,653
MISUMI Group, Inc.	1,788	32,313
Mitsubishi Corp.	8,864	191,523
Mitsui & Co. Ltd.	10,015	145,057
Rexel SA	1,899	34,480
Sumitomo Corp.	6,971	93,767
Toyota Tsusho Corp.	1,369	41,440
Travis Perkins plc	1,586	30,085
United Rentals, Inc.*	600	75,030
Wolseley plc	1,481	93,148
WW Grainger, Inc.	400	93,104

		1,342,590

Transportation Infrastructure (0.1%)
Abertis Infraestructuras SA	3,909	62,969
Aena SA§	409	64,706
Aeroports de Paris	175	21,628
Atlantia SpA	2,492	64,335
Auckland International Airport Ltd.	5,589	26,485
Fraport AG Frankfurt Airport Services Worldwide(x)	268	18,964
Groupe Eurotunnel SE (Registered)	2,985	30,035
Hutchison Port Holdings Trust	26,207	10,352
Japan Airport Terminal Co. Ltd.	300	10,415
Kamigumi Co. Ltd.	1,535	13,264
Mitsubishi Logistics Corp.	834	11,492
SATS Ltd.	3,600	12,559
Sydney Airport	5,858	30,299
Transurban Group	11,986	106,865

		484,368

Total Industrials		26,013,071

Information Technology (9.9%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	36,600	1,237,079
F5 Networks, Inc.*	500	71,285
Harris Corp.	900	100,143
Juniper Networks, Inc.	2,750	76,533
Motorola Solutions, Inc.	1,200	103,464
Nokia OYJ	34,243	183,748
Telefonaktiebolaget LM Ericsson, Class B(x)	18,011	120,199

		1,892,451

Electronic Equipment, Instruments & Components (0.4%)
Alps Electric Co. Ltd.	1,202	34,064
Amphenol Corp., Class A	2,250	160,133
Corning, Inc.	6,900	186,300
FLIR Systems, Inc.	950	34,466
Hamamatsu Photonics KK	971	27,953
Hexagon AB, Class B	1,555	62,473
Hirose Electric Co. Ltd.	188	26,006
Hitachi High-Technologies Corp.	400	16,294
Hitachi Ltd.	28,363	153,496
Ingenico Group SA	357	33,690
Keyence Corp.	571	228,645
Kyocera Corp.	1,900	105,846
Murata Manufacturing Co. Ltd.	1,124	159,872
Nippon Electric Glass Co. Ltd.	2,000	12,090
Omron Corp.	1,172	51,426
Shimadzu Corp.	1,390	22,087
TDK Corp.	743	47,051
TE Connectivity Ltd.	2,600	193,829
Yaskawa Electric Corp.	1,487	29,839
Yokogawa Electric Corp.	1,517	23,873

		1,609,433

Internet Software & Services (1.9%)
Akamai Technologies, Inc.*	1,250	74,625
Alphabet, Inc., Class A*	2,200	1,865,159
Alphabet, Inc., Class C*	2,200	1,825,032
Auto Trader Group plc§	4,810	23,642
DeNA Co. Ltd.	793	16,091
eBay, Inc.*	7,550	253,454
Facebook, Inc., Class A*	17,100	2,429,055
Kakaku.com, Inc.	760	10,342
Mixi, Inc.	334	16,080
United Internet AG (Registered)	758	33,542
VeriSign, Inc.(x)*	650	56,622
Yahoo Japan Corp.	7,631	35,232
Yahoo!, Inc.*	6,400	297,024

		6,935,900

IT Services (1.6%)
Accenture plc, Class A	4,550	545,454
Alliance Data Systems Corp.	450	112,050
Amadeus IT Group SA	2,575	130,648

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Atos SE	544	$67,290
Automatic Data Processing, Inc.	3,300	337,887
Capgemini SA	999	92,250
Cognizant Technology Solutions Corp., Class A*	4,400	261,888
Computershare Ltd.(x)	2,551	27,402
CSRA, Inc.	1,050	30,755
Fidelity National Information Services, Inc.	2,400	191,088
Fiserv, Inc.*	1,600	184,496
Fujitsu Ltd.	10,932	66,861
Global Payments, Inc.	1,100	88,748
International Business Machines Corp.	6,300	1,097,082
Mastercard, Inc., Class A	6,950	781,667
Nomura Research Institute Ltd.	873	32,150
NTT Data Corp.	780	36,993
Obic Co. Ltd.	464	22,089
Otsuka Corp.	316	17,144
Paychex, Inc.	2,350	138,415
PayPal Holdings, Inc.*	8,150	350,613
Teradata Corp.*	900	28,008
Total System Services, Inc.	1,200	64,152
Visa, Inc., Class A	13,600	1,208,631
Western Union Co. (The)	3,500	71,225
Worldpay Group plc§	9,077	33,595

		6,018,581

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	5,672	82,528
Analog Devices, Inc.	2,656	217,659
Applied Materials, Inc.	7,850	305,365
ASM Pacific Technology Ltd.	1,300	17,681
ASML Holding NV	2,203	292,360
Broadcom Ltd.	2,900	634,983
Infineon Technologies AG	6,645	135,717
Intel Corp.	34,550	1,246,218
KLA-Tencor Corp.	1,150	109,331
Lam Research Corp.	1,200	154,032
Microchip Technology, Inc.	1,550	114,359
Micron Technology, Inc.*	7,500	216,750
NVIDIA Corp.	3,950	430,274
NXP Semiconductors NV*	1,726	178,641
Qorvo, Inc.*	900	61,704
QUALCOMM, Inc.	10,750	616,405
Rohm Co. Ltd.	580	38,552
Skyworks Solutions, Inc.	1,350	132,273
STMicroelectronics NV	3,891	59,483
Texas Instruments, Inc.	7,300	588,088
Tokyo Electron Ltd.	952	103,939
Xilinx, Inc.	1,800	104,202

		5,840,544

Software (2.2%)
Activision Blizzard, Inc.	4,961	247,355
Adobe Systems, Inc.*	3,650	474,975
Autodesk, Inc.*	1,400	121,058
CA, Inc.	2,250	71,370
Check Point Software Technologies Ltd.*	813	83,463
Citrix Systems, Inc.*	1,150	95,899
Dassault Systemes SE	786	68,036
Electronic Arts, Inc.*	2,200	196,944
Gemalto NV	500	27,939
Intuit, Inc.	1,800	208,782
Konami Holdings Corp.	626	26,568
LINE Corp.*	381	14,630
Microsoft Corp.	56,700	3,734,261
Mobileye NV*	1,125	69,075
Nexon Co. Ltd.	1,033	16,414
Nice Ltd.	404	27,145
Nintendo Co. Ltd.	666	154,551
Oracle Corp.	21,850	974,728
Oracle Corp. Japan	295	16,853
Red Hat, Inc.*	1,300	112,450
Sage Group plc (The)	6,334	50,036
salesforce.com, Inc.*	4,650	383,579
SAP SE	5,768	565,981
Symantec Corp.	4,500	138,060
Synopsys, Inc.*	1,109	79,992
Trend Micro, Inc.	737	32,769

		7,992,913

Technology Hardware, Storage & Peripherals (1.8%)
Apple, Inc.	38,576	5,541,828
Brother Industries Ltd.	1,565	32,683
Canon, Inc.	6,261	195,203
FUJIFILM Holdings Corp.	2,567	100,254
Hewlett Packard Enterprise Co.	12,150	287,955
HP, Inc.	12,450	222,606
Konica Minolta, Inc.	2,500	22,366
NEC Corp.	13,251	31,899
NetApp, Inc.	2,000	83,700
Ricoh Co. Ltd.	3,934	32,368
Seagate Technology plc	2,100	96,453
Seiko Epson Corp.	1,741	36,656
Western Digital Corp.	2,050	169,187
Xerox Corp.	6,200	45,508

		6,898,666

Total Information Technology		37,188,488

Materials (2.7%)
Chemicals (1.7%)
Air Liquide SA	2,280	260,500
Air Products & Chemicals, Inc.	1,600	216,464
Air Water, Inc.	903	16,644
Akzo Nobel NV	1,527	126,622
Albemarle Corp.	814	85,991
Arkema SA	445	43,903
Asahi Kasei Corp.	7,407	71,854
BASF SE	5,390	534,294
CF Industries Holdings, Inc.	1,700	49,895
Chr Hansen Holding A/S	588	37,741
Covestro AG§	462	35,565
Croda International plc	789	35,232
Daicel Corp.	1,825	21,983
Dow Chemical Co. (The)	8,150	517,850
Eastman Chemical Co.	1,050	84,840
Ecolab, Inc.	1,900	238,146
EI du Pont de Nemours & Co.	6,350	510,095
EMS-Chemie Holding AG (Registered)	55	32,040
Evonik Industries AG	1,048	34,172
FMC Corp.	950	66,111
Frutarom Industries Ltd.	301	16,826
Fuchs Petrolub SE (Preference)(q)	406	19,807
Givaudan SA (Registered)	55	99,057
Hitachi Chemical Co. Ltd.	628	17,374
Incitec Pivot Ltd.(x)	8,478	24,354
International Flavors & Fragrances, Inc.	600	79,518
Israel Chemicals Ltd.	2,163	9,195
Johnson Matthey plc	1,220	47,079
JSR Corp.	1,292	21,783
K+S AG (Registered)(x)	1,272	29,568
Kaneka Corp.	1,643	12,220

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Kansai Paint Co. Ltd.	1,280	$27,168
Koninklijke DSM NV	1,071	72,449
Kuraray Co. Ltd.	2,000	30,324
LANXESS AG	561	37,638
Linde AG	1,090	181,515
LyondellBasell Industries NV, Class A	2,450	223,416
Mitsubishi Chemical Holdings Corp.	7,955	61,551
Mitsubishi Gas Chemical Co., Inc.	1,142	23,716
Mitsui Chemicals, Inc.	5,397	26,663
Monsanto Co.	3,200	362,240
Mosaic Co. (The)	2,550	74,409
Nippon Paint Holdings Co. Ltd.	955	33,240
Nissan Chemical Industries Ltd.	723	21,041
Nitto Denko Corp.	969	74,871
Novozymes A/S, Class B	1,431	56,718
Orica Ltd.	2,372	31,895
PPG Industries, Inc.	1,950	204,906
Praxair, Inc.	2,100	249,060
Sherwin-Williams Co. (The)	600	186,114
Shin-Etsu Chemical Co. Ltd.	2,282	197,679
Sika AG	13	78,001
Solvay SA	461	56,335
Sumitomo Chemical Co. Ltd.	9,228	51,557
Symrise AG	776	51,607
Syngenta AG (Registered)	544	240,106
Taiyo Nippon Sanso Corp.	900	10,525
Teijin Ltd.	1,098	20,702
Toray Industries, Inc.	8,616	76,385
Umicore SA	567	32,300
Yara International ASA	1,049	40,390

		6,231,244

Construction Materials (0.2%)
Boral Ltd.	5,758	25,691
CRH plc	4,881	172,196
Fletcher Building Ltd.	3,713	21,655
HeidelbergCement AG	874	81,826
Imerys SA	222	18,845
James Hardie Industries plc (CDI)	2,560	40,232
LafargeHolcim Ltd. (Registered)*	2,671	157,863
Martin Marietta Materials, Inc.	500	109,125
Taiheiyo Cement Corp.	6,000	20,049
Vulcan Materials Co.	950	114,456

		761,938

Containers & Packaging (0.1%)
Amcor Ltd.(x)	6,796	78,194
Avery Dennison Corp.	650	52,390
Ball Corp.	1,250	92,825
International Paper Co.	3,000	152,340
Sealed Air Corp.	1,400	61,012
Toyo Seikan Group Holdings Ltd.	900	14,616
WestRock Co.	1,800	93,654

		545,031

Metals & Mining (0.7%)
Alumina Ltd.(x)	12,301	16,822
Anglo American plc*	8,228	125,717
Antofagasta plc	2,237	23,389
ArcelorMittal*	10,793	90,799
BHP Billiton Ltd.	18,847	346,155
BHP Billiton plc	12,394	191,621
Boliden AB	1,597	47,586
Fortescue Metals Group Ltd.(x)	9,136	43,485
Freeport-McMoRan, Inc.*	9,100	121,576
Fresnillo plc	1,272	24,798
Glencore plc*	70,596	276,980
Hitachi Metals Ltd.	1,357	19,039
JFE Holdings, Inc.	3,091	52,988
Kobe Steel Ltd.*	1,817	16,582
Maruichi Steel Tube Ltd.	348	9,893
Mitsubishi Materials Corp.	656	19,857
Newcrest Mining Ltd.(x)	4,498	76,530
Newmont Mining Corp.	3,850	126,896
Nippon Steel & Sumitomo Metal Corp.	4,740	109,208
Norsk Hydro ASA	7,891	45,823
Nucor Corp.	2,300	137,356
Randgold Resources Ltd.	589	51,399
Rio Tinto Ltd.	2,489	114,970
Rio Tinto plc	7,260	291,938
South32 Ltd.	28,615	60,339
Sumitomo Metal Mining Co. Ltd.	3,000	42,670
thyssenkrupp AG	2,262	55,405
voestalpine AG	743	29,248

		2,569,069

Paper & Forest Products (0.0%)
Mondi plc	2,316	55,916
Oji Holdings Corp.	3,789	17,732
Stora Enso OYJ, Class R	3,410	40,307
UPM-Kymmene OYJ	3,132	73,573

		187,528

Total Materials		10,294,810

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)	653	72,170
American Tower Corp. (REIT)	3,100	376,773
Apartment Investment & Management Co. (REIT), Class A	1,100	48,785
Ascendas REIT (REIT)	12,200	21,978
AvalonBay Communities, Inc. (REIT)	1,000	183,600
Boston Properties, Inc. (REIT)	1,150	152,272
British Land Co. plc (The) (REIT)	5,739	43,861
CapitaLand Commercial Trust (REIT)	10,700	11,818
CapitaLand Mall Trust (REIT)	12,800	18,026
Crown Castle International Corp. (REIT)	2,650	250,292
Daiwa House REIT Investment Corp. (REIT)	10	25,995
Dexus Property Group (REIT)	5,679	42,390
Digital Realty Trust, Inc. (REIT)	1,150	122,349
Equinix, Inc. (REIT)	550	220,204
Equity Residential (REIT)	2,650	164,883
Essex Property Trust, Inc. (REIT)	500	115,765
Extra Space Storage, Inc. (REIT)	900	66,951
Federal Realty Investment Trust (REIT)	550	73,425
Fonciere Des Regions (REIT)	206	17,209
Gecina SA (REIT)	242	32,839
GGP, Inc. (REIT)*	4,000	92,720
Goodman Group (REIT)	10,498	62,078
GPT Group (The) (REIT)	9,219	36,273
Hammerson plc (REIT)	4,246	30,376
HCP, Inc. (REIT)	3,400	106,352
Host Hotels & Resorts, Inc. (REIT)	5,350	99,831
ICADE (REIT)	235	17,218
Intu Properties plc (REIT)(x)	4,225	14,779
Iron Mountain, Inc. (REIT)	1,750	62,423
Japan Prime Realty Investment Corp. (REIT)	5	19,357
Japan Real Estate Investment Corp. (REIT)	8	42,396

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Retail Fund Investment Corp. (REIT)	17	$33,350
Kimco Realty Corp. (REIT)	3,100	68,479
Klepierre (REIT)	1,362	52,976
Land Securities Group plc (REIT)	4,769	63,276
Link REIT (REIT)	13,100	91,783
Macerich Co. (The) (REIT)	850	54,740
Mid-America Apartment Communities, Inc. (REIT)	832	84,648
Mirvac Group (REIT)	21,721	36,343
Nippon Building Fund, Inc. (REIT)	9	49,232
Nippon Prologis REIT, Inc. (REIT)	12	26,009
Nomura Real Estate Master Fund, Inc. (REIT)	24	37,251
Prologis, Inc. (REIT)	3,850	199,738
Public Storage (REIT)	1,100	240,800
Realty Income Corp. (REIT)	1,850	110,131
Regency Centers Corp. (REIT)	1,069	70,971
Scentre Group (REIT)	29,737	97,465
Segro plc (REIT)	5,833	33,340
Simon Property Group, Inc. (REIT)	2,300	395,668
SL Green Realty Corp. (REIT)	750	79,965
Stockland (REIT)	12,724	45,106
Suntec REIT (REIT)	12,000	15,355
UDR, Inc. (REIT)	1,950	70,707
Unibail-Rodamco SE (REIT)(x)	583	136,268
United Urban Investment Corp. (REIT)	19	29,184
Ventas, Inc. (REIT)	2,550	165,852
Vicinity Centres (REIT)	17,483	37,800
Vornado Realty Trust (REIT)	1,250	125,388
Welltower, Inc. (REIT)	2,650	187,673
Westfield Corp. (REIT)	11,584	78,590
Weyerhaeuser Co. (REIT)	5,450	185,191

		5,548,667

Real Estate Management & Development (0.4%)
Aeon Mall Co. Ltd.	600	9,442
Azrieli Group Ltd.	296	15,705
CapitaLand Ltd.	15,000	38,925
CBRE Group, Inc., Class A*	2,150	74,799
Cheung Kong Property Holdings Ltd.	15,732	105,973
City Developments Ltd.	2,000	14,583
Daito Trust Construction Co. Ltd.	435	59,762
Daiwa House Industry Co. Ltd.	3,402	97,663
Deutsche Wohnen AG	2,156	70,990
Global Logistic Properties Ltd.	13,361	26,553
Hang Lung Group Ltd.	4,000	17,062
Hang Lung Properties Ltd.	11,800	30,671
Henderson Land Development Co. Ltd.	6,400	39,653
Hongkong Land Holdings Ltd.	6,900	52,509
Hulic Co. Ltd.	1,896	17,831
Hysan Development Co. Ltd.	3,000	13,607
Kerry Properties Ltd.	3,300	11,444
LendLease Group	3,349	39,864
Mitsubishi Estate Co. Ltd.	7,308	133,255
Mitsui Fudosan Co. Ltd.	5,236	111,652
New World Development Co. Ltd.	30,100	37,027
Nomura Real Estate Holdings, Inc.	700	11,154
Sino Land Co. Ltd.	18,000	31,546
Sumitomo Realty & Development Co. Ltd.	2,095	54,309
Sun Hung Kai Properties Ltd.	8,500	124,905
Swire Pacific Ltd., Class A	3,000	29,956
Swire Properties Ltd.	5,824	18,660
Swiss Prime Site AG (Registered)*	426	37,490
Tokyo Tatemono Co. Ltd.	1,356	17,880
Tokyu Fudosan Holdings Corp.	2,325	12,614
UOL Group Ltd.	2,000	9,965
Vonovia SE	2,499	88,056
Wharf Holdings Ltd. (The)	8,000	68,661
Wheelock & Co. Ltd.	4,900	38,745

		1,562,911

Total Real Estate		7,111,578

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	44,800	1,861,439
Bezeq The Israeli Telecommunication Corp. Ltd.	9,439	16,963
BT Group plc	49,517	197,411
CenturyLink, Inc.	3,950	93,102
Deutsche Telekom AG (Registered)	19,211	336,619
Elisa OYJ	887	31,368
HKT Trust & HKT Ltd.	22,160	28,571
Iliad SA	162	36,232
Inmarsat plc	2,488	26,512
Koninklijke KPN NV	18,270	55,022
Level 3 Communications, Inc.*	2,100	120,162
Nippon Telegraph & Telephone Corp.	4,060	173,297
Orange SA	11,696	181,732
PCCW Ltd.	22,200	13,083
Proximus SADP	979	30,721
SFR Group SA*	620	19,505
Singapore Telecommunications Ltd.	46,700	130,566
Spark New Zealand Ltd.	9,195	22,560
Swisscom AG (Registered)(x)	154	71,046
TDC A/S	4,764	24,566
Telecom Italia SpA*	66,845	60,115
Telecom Italia SpA* (RNC)	30,291	22,103
Telefonica Deutschland Holding AG	3,196	15,854
Telefonica SA	26,581	297,319
Telenor ASA	4,409	73,379
Telia Co. AB	14,007	58,759
Telstra Corp. Ltd.	23,700	84,378
TPG Telecom Ltd.(x)	1,442	7,679
Verizon Communications, Inc.	29,700	1,447,874
Vivendi SA(x)	6,000	116,655
Vocus Group Ltd.(x)	2,137	7,053

		5,661,645

Wireless Telecommunication Services (0.3%)
KDDI Corp.	10,764	282,515
Millicom International Cellular SA (SDR)	467	26,043
NTT DOCOMO, Inc.	8,130	189,320
SoftBank Group Corp.	4,840	341,795
StarHub Ltd.(x)	3,000	6,177
Tele2 AB, Class B	2,123	20,269
Vodafone Group plc	154,133	401,869

		1,267,988

Total Telecommunication Services		6,929,633

Utilities (1.9%)
Electric Utilities (1.1%)
Alliant Energy Corp.	1,642	65,040
American Electric Power Co., Inc.	3,550	238,312
AusNet Services	8,888	11,442
Cheung Kong Infrastructure Holdings Ltd.	3,800	29,827
Chubu Electric Power Co., Inc.	3,868	51,803
Chugoku Electric Power Co., Inc. (The)	1,500	16,599
CLP Holdings Ltd.	9,600	100,367

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Contact Energy Ltd.	3,061	$10,858
DONG Energy A/S§	863	33,277
Duke Energy Corp.	5,000	410,050
Edison International	2,350	187,084
EDP - Energias de Portugal SA	13,589	46,027
Electricite de France SA	1,539	12,957
Endesa SA	1,833	43,078
Enel SpA	43,586	205,240
Entergy Corp.	1,300	98,748
Eversource Energy	2,300	135,194
Exelon Corp.	6,700	241,066
FirstEnergy Corp.	3,100	98,642
Fortum OYJ	2,534	40,090
HK Electric Investments & HK Electric Investments Ltd.§	13,263	12,219
Hokuriku Electric Power Co.	900	8,731
Iberdrola SA	32,438	232,026
Kansai Electric Power Co., Inc. (The)	4,254	52,234
Kyushu Electric Power Co., Inc.	2,754	29,338
Mercury NZ Ltd.	3,460	7,640
NextEra Energy, Inc.	3,400	436,457
PG&E Corp.	3,650	242,214
Pinnacle West Capital Corp.	800	66,704
Power Assets Holdings Ltd.	8,100	69,832
PPL Corp.	4,950	185,081
Red Electrica Corp. SA	2,690	51,654
Southern Co. (The)	7,150	355,927
SSE plc	5,913	109,348
Terna Rete Elettrica Nazionale SpA	7,776	38,574
Tohoku Electric Power Co., Inc.	2,791	37,805
Tokyo Electric Power Co. Holdings, Inc.*	7,700	30,155
Xcel Energy, Inc.	3,700	164,465

		4,206,105

Gas Utilities (0.1%)
APA Group	6,538	44,755
Gas Natural SDG SA	2,015	44,153
Hong Kong & China Gas Co. Ltd.	44,700	89,383
Osaka Gas Co. Ltd.	10,000	37,995
Toho Gas Co. Ltd.	2,223	15,715
Tokyo Gas Co. Ltd.	10,378	47,224

		279,225

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	4,800	53,664
Electric Power Development Co. Ltd.	1,017	23,797
Meridian Energy Ltd.	6,439	12,638
NRG Energy, Inc.	2,300	43,010

		133,109

Multi-Utilities (0.6%)
AGL Energy Ltd.	4,038	81,352
Ameren Corp.	1,750	95,533
CenterPoint Energy, Inc.	3,100	85,467
Centrica plc	32,082	87,224
CMS Energy Corp.	2,000	89,480
Consolidated Edison, Inc.	2,200	170,852
Dominion Resources, Inc.	4,550	352,943
DTE Energy Co.	1,300	132,743
DUET Group	11,917	25,402
E.ON SE	11,742	93,334
Engie SA	9,257	131,145
Innogy SE*§	825	31,143
National Grid plc	22,091	280,514
NiSource, Inc.	2,350	55,907
Public Service Enterprise Group, Inc.	3,650	161,878
RWE AG*	2,783	46,122
SCANA Corp.	1,050	68,618
Sempra Energy	1,800	198,899
Suez	2,010	31,746
Veolia Environnement SA	2,923	54,757
WEC Energy Group, Inc.	2,300	139,449

		2,414,508

Water Utilities (0.1%)
American Water Works Co., Inc.	1,300	101,100
Severn Trent plc	1,362	40,648
United Utilities Group plc	4,001	49,803

		191,551

Total Utilities		7,224,498

Total Common Stocks (59.1%) (Cost $205,564,116)		224,598,916

EXCHANGE TRADED FUND:
SPDR S&P MidCap 400 Fund	48,916	15,282,337

Total Exchange Traded Fund (4.0%) (Cost $13,038,668)		15,282,337

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.8%)
FHLMC
3.750%, 3/27/19	$1,645,000	1,722,069
2.375%, 1/13/22	1,380,000	1,404,119

Total U.S. Government Agency Securities		3,126,188

U.S. Treasury Obligations (17.3%)
U.S. Treasury Bonds
8.000%, 11/15/21	3,245,000	4,119,122
U.S. Treasury Notes
2.750%, 2/28/18	3,395,000	3,445,633
2.875%, 3/31/18	1,017,000	1,034,682
1.250%, 11/30/18	4,185,000	4,187,811
1.375%, 12/31/18	2,995,000	3,002,827
1.375%, 2/28/19	2,082,600	2,087,506
1.500%, 3/31/19	2,079,700	2,089,432
3.125%, 5/15/19	3,342,300	3,468,968
3.625%, 8/15/19	3,263,100	3,436,095
1.500%, 11/30/19	1,395,000	1,397,191
3.625%, 2/15/20	1,946,200	2,063,808
1.500%, 5/31/20	2,100,000	2,094,783
1.625%, 7/31/20	2,780,000	2,780,239
1.375%, 8/31/20	2,815,000	2,789,555
3.625%, 2/15/21	3,215,000	3,441,934
1.375%, 5/31/21	3,561,700	3,498,647
1.250%, 10/31/21	3,597,500	3,497,107
1.875%, 11/30/21	3,500,000	3,496,336
1.625%, 11/15/22	1,435,000	1,401,849
1.750%, 5/15/23	2,150,000	2,103,103
2.250%, 11/15/24	2,105,000	2,099,738
2.000%, 2/15/25	2,855,000	2,791,900
2.125%, 5/15/25	2,135,000	2,102,975
1.625%, 2/15/26	2,980,000	2,802,062
2.000%, 11/15/26	725,000	700,378

Total U.S. Treasury Obligations		65,933,681

Total Long-Term Debt Securities (18.1%) (Cost $68,825,443)		69,059,869

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Capital Markets (0.0%)
Deutsche Bank AG* (Cost $—)	8,094	$19,342

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $100,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $102,000.(xx)	$100,000	100,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $200,015, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $204,000.(xx)	200,000	200,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $300,033, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $329,396.(xx)	300,000	300,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $100,008, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $623,771, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $636,204.(xx)	623,730	623,730
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $102,062.(xx)	100,000	100,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $100,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $102,062.(xx)	100,000	100,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $250,018, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $255,018.(xx)	250,000	250,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $100,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $102,000.(xx)	100,000	100,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $150,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $153,000.(xx)	150,000	150,000

Total Repurchase Agreements		2,023,730

U.S. Treasury Obligations (10.5%)
U.S. Treasury Bills
0.69%, 6/15/17#(p)	6,000,000	5,991,271
0.73%, 6/29/17(p)	33,850,000	33,788,244

Total U.S. Treasury Obligations		39,779,515

Total Short-Term Investments (11.0%) (Cost $41,800,259)		41,803,245

Total Investments (92.2%) (Cost $329,228,486)		350,763,709
Other Assets Less Liabilities (7.8%)		29,623,337

Net Assets (100%)		$380,387,046

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $384,035 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $5,691,708.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2017.

See Notes to Portfolio of Investments.

14

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AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $2,413,579. This was secured by cash collateral of $2,023,730 which was subsequently invested in joint repurchase agreements with a total value of $2,023,730 for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $527,676 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 3.625%, maturing 5/31/17-2/15/46.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

FHLMC — Federal Home Loan Mortgage Corporation

RNC — Risparmio Non- Convertible Savings Shares

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

15

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AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.5%
Austria	0.1
Belgium	0.2
Bermuda	0.0	#
Chile	0.0	#
China	0.0	#
Denmark	0.3
Finland	0.2
France	1.9
Germany	1.9
Hong Kong	0.7
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.7
Jersey	0.0	#
Jordan	0.0	#
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	0.9
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
Spain	0.7
Sweden	0.6
Switzerland	1.9
United Kingdom	3.2
United States	72.3
Cash and Other	7.8

	100.0%

#	Percent shown is less than 0.05%.

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	132	June-17	$16,401,333	$16,442,250	$40,917
2 Year U.S. Treasury Notes	77	June-17	16,643,281	16,666,890	23,609
5 Year U.S. Treasury Notes	26	June-17	3,056,258	3,060,891	4,633
E-Mini MSCI EAFE Index	2	June-17	177,809	178,200	391
EURO Stoxx 50 Index	361	June-17	12,845,962	13,194,033	348,071
FTSE 100 Index	84	June-17	7,676,265	7,656,998	(19,267)
Russell 2000 Mini Index	224	June-17	15,393,182	15,505,280	112,098
TOPIX Index	2	June-17	276,936	271,715	(5,221)

					$505,231

Sales
S&P 500 E-Mini Index	6	June-17	$708,975	$707,760	$1,215
SPI 200 Index	67	June-17	7,341,471	7,483,685	(142,214)

					$(140,999)

					$364,232

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/15/17	BNP Paribas	4,758	$3,630,082	$3,651,778	$(21,696)
Australian Dollar vs. U.S. Dollar, expiring 6/15/17	BNP Paribas	1,287	982,059	987,929	(5,870)
British Pound vs. U.S. Dollar, expiring 6/15/17	Bank of America	1,899	2,383,158	2,363,188	19,970
British Pound vs. U.S. Dollar, expiring 6/15/17	Royal Bank of Scotland	1,080	1,355,505	1,324,733	30,772
British Pound vs. U.S. Dollar, expiring 6/15/17	UBS AG	501	628,383	624,794	3,589
European Union Euro vs. U.S. Dollar, expiring 6/15/17	Royal Bank of Scotland	4,478	4,793,756	4,773,821	19,935
European Union Euro vs. U.S. Dollar, expiring 6/15/17	UBS AG	1,422	1,522,163	1,544,384	(22,221)
Japanese Yen vs. U.S. Dollar, expiring 6/15/17	Barclays Bank plc	440,872	3,971,299	3,836,018	135,281
Japanese Yen vs. U.S. Dollar, expiring 6/15/17	JPMorgan Chase Bank	48,839	439,935	437,989	1,946
Japanese Yen vs. U.S. Dollar, expiring 6/15/17	JPMorgan Chase Bank	50,981	459,230	448,963	10,267
Japanese Yen vs. U.S. Dollar, expiring 6/15/17	Goldman Sachs & Co.	168,705	1,519,660	1,525,385	(5,725)
Japanese Yen vs. U.S. Dollar, expiring 6/15/17	Nomura Global Financial	537,325	4,840,126	4,838,388	1,738
New Zealand Dollar vs. U.S. Dollar, expiring 6/15/17	Morgan Stanley	886	619,957	617,553	2,404
Swedish Krona vs. U.S. Dollar, expiring 6/15/17	Credit Suisse	20,403	2,285,044	2,291,715	(6,671)

					$163,719

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/15/17	BNP Paribas	4,492	$3,439,925	$3,427,008	$12,917
Australian Dollar vs. U.S. Dollar, expiring 6/15/17	BNP Paribas	1,287	985,761	982,059	3,702
Australian Dollar vs. U.S. Dollar, expiring 6/15/17	Royal Bank of Scotland	4,758	3,642,850	3,630,081	12,769
British Pound vs. U.S. Dollar, expiring 6/15/17	UBS AG	1,575	1,930,086	1,976,264	(46,178)
European Union Euro vs. U.S. Dollar, expiring 6/15/17	Bank of America	3,575	3,799,593	3,826,981	(27,388)
Japanese Yen vs. U.S. Dollar, expiring 6/15/17	UBS AG	464,615	4,116,869	4,185,173	(68,304)
New Zealand Dollar vs. U.S. Dollar, expiring 6/15/17	Credit Suisse	886	621,265	619,957	1,308
Norwegian Krone vs. U.S. Dollar, expiring 6/15/17	JPMorgan Chase Bank	4,142	483,807	482,784	1,023
Swedish Krona vs. U.S. Dollar, expiring 6/15/17	Credit Suisse	20,403	2,333,362	2,285,043	48,319
Swedish Krona vs. U.S. Dollar, expiring 6/15/17	Credit Suisse	19,747	2,226,558	2,211,571	14,987
Swiss Franc vs. U.S. Dollar, expiring 6/15/17	Citibank NA	6,635	6,590,352	6,652,986	(62,634)

					$(109,479)

					$54,240

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$18,362,390	$9,296,626	$—	$27,659,016
Consumer Staples	13,821,389	8,768,307	—	22,589,696
Energy	9,700,213	3,799,705	—	13,499,918
Financials	21,342,980	15,795,012	—	37,137,992
Health Care	20,888,711	8,061,505	—	28,950,216
Industrials	15,230,651	10,782,420	—	26,013,071
Information Technology	33,088,401	4,100,087	—	37,188,488
Materials	4,210,684	6,084,126	—	10,294,810
Real Estate	4,376,054	2,735,524	—	7,111,578
Telecommunication Services	3,522,578	3,407,055	—	6,929,633
Utilities	4,674,526	2,549,972	—	7,224,498
Exchange Traded Funds
Exchange Traded Funds	15,282,337	—	—	15,282,337
Forward Currency Contracts	—	320,927	—	320,927
Futures	530,934	—	—	530,934
Rights
Financials	—	19,342	—	19,342
Short-Term Investments
Repurchase Agreements	—	2,023,730	—	2,023,730
U.S. Treasury Obligations	—	39,779,515	—	39,779,515
U.S. Government Agency Securities
U.S. Government Agency Securities	—	3,126,188	—	3,126,188
U.S. Treasury Obligations
U.S. Treasury Obligations	—	65,933,681	—	65,933,681

Total Assets	$165,031,848	$186,583,722	$—	$351,615,570

Liabilities:
Forward Currency Contracts	$—	$(266,687)	$—	$(266,687)
Futures	(166,702)	—	—	(166,702)

Total Liabilities	$(166,702)	$(266,687)	$—	$(433,389)

Total	$164,865,146	$186,317,035	$—	$351,182,181

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,923,660
Aggregate gross unrealized depreciation	(4,451,249)

Net unrealized appreciation	$21,472,411

Federal income tax cost of investments	$329,291,298

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.8%)
Auto Components (0.3%)
Aisin Seiki Co. Ltd.	7,100	$348,846
BorgWarner, Inc.	9,960	416,228
Bridgestone Corp.	24,200	978,825
Cie Generale des Etablissements Michelin	6,770	822,252
Continental AG	4,086	895,763
Delphi Automotive plc	12,683	1,020,856
Denso Corp.	17,700	778,558
GKN plc	63,662	289,776
Goodyear Tire & Rubber Co. (The)	12,200	439,200
Koito Manufacturing Co. Ltd.	4,000	208,030
NGK Spark Plug Co. Ltd.	6,000	137,106
NOK Corp.	3,500	81,236
Nokian Renkaat OYJ	4,290	179,127
Schaeffler AG (Preference)(q)	6,164	108,368
Stanley Electric Co. Ltd.	5,600	159,705
Sumitomo Electric Industries Ltd.	28,000	464,277
Sumitomo Rubber Industries Ltd.	6,300	107,348
Toyoda Gosei Co. Ltd.	2,400	61,029
Toyota Industries Corp.	6,100	303,000
Valeo SA	8,853	589,613
Yokohama Rubber Co. Ltd. (The)	4,000	78,290

		8,467,433

Automobiles (0.9%)
Bayerische Motoren Werke AG	12,296	1,121,667
Bayerische Motoren Werke AG (Preference)(q)	2,036	160,337
Daimler AG (Registered)	35,758	2,639,746
Ferrari NV	4,561	339,381
Fiat Chrysler Automobiles NV*	33,509	366,411
Ford Motor Co.	178,190	2,074,132
General Motors Co.	64,250	2,271,880
Harley-Davidson, Inc.	8,400	508,200
Honda Motor Co. Ltd.	60,506	1,821,213
Isuzu Motors Ltd.	21,500	284,369
Mazda Motor Corp.	20,800	299,492
Mitsubishi Motors Corp.	24,700	148,426
Nissan Motor Co. Ltd.	89,600	863,968
Peugeot SA*	18,018	362,808
Porsche Automobil Holding SE (Preference)(q)	5,687	310,261
Renault SA	7,139	620,162
Subaru Corp.	23,000	843,519
Suzuki Motor Corp.	12,800	531,408
Toyota Motor Corp.	99,191	5,383,202
Volkswagen AG	1,206	179,668
Volkswagen AG (Preference)(q)	6,893	1,004,482
Yamaha Motor Co. Ltd.	10,400	250,448

		22,385,180

Distributors (0.0%)
Genuine Parts Co.	6,835	631,623
Jardine Cycle & Carriage Ltd.	3,467	108,705
LKQ Corp.*	13,996	409,663

		1,149,991

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	2,500	78,146
H&R Block, Inc.	10,770	250,403

		328,549

Hotels, Restaurants & Leisure (0.9%)
Accor SA	6,344	264,282
Aristocrat Leisure Ltd.	20,111	276,106
Carnival Corp.	20,555	1,210,895
Carnival plc	7,073	405,691
Chipotle Mexican Grill, Inc.*	1,411	628,629
Compass Group plc	61,014	1,151,253
Crown Resorts Ltd.	13,525	122,034
Darden Restaurants, Inc.	5,265	440,523
Domino’s Pizza Enterprises Ltd.(x)	2,289	101,640
Flight Centre Travel Group Ltd.	2,062	45,497
Galaxy Entertainment Group Ltd.	87,189	477,371
Genting Singapore plc	224,000	163,334
InterContinental Hotels Group plc	6,969	341,225
Marriott International, Inc., Class A	14,830	1,396,689
McDonald’s Corp.	41,245	5,345,763
McDonald’s Holdings Co. Japan Ltd.	2,508	73,215
Melco Crown Entertainment Ltd. (ADR)	7,066	131,004
Merlin Entertainments plc§	26,357	158,377
MGM China Holdings Ltd.	35,280	73,543
Oriental Land Co. Ltd.	8,100	464,406
Paddy Power Betfair plc	2,957	317,030
Royal Caribbean Cruises Ltd.	7,766	761,922
Sands China Ltd.	89,911	416,496
Shangri-La Asia Ltd.	46,000	67,004
SJM Holdings Ltd.(x)	73,532	59,798
Sodexo SA(x)	3,426	402,948
Starbucks Corp.	67,530	3,943,076
Tabcorp Holdings Ltd.	30,888	112,093
Tatts Group Ltd.	54,388	184,077
TUI AG	18,522	256,661
Whitbread plc	6,804	337,409
William Hill plc	32,283	117,621
Wyndham Worldwide Corp.	5,150	434,094
Wynn Macau Ltd.	57,884	117,831
Wynn Resorts Ltd.	3,695	423,484
Yum Brands, Inc.	18,680	1,193,652

		22,416,673

Household Durables (0.4%)
Barratt Developments plc	37,274	255,219
Berkeley Group Holdings plc	4,847	194,755
Casio Computer Co. Ltd.	8,400	116,874
DR Horton, Inc.	15,035	500,816
Electrolux AB(x)	8,935	248,387
Garmin Ltd.	5,330	272,416
Husqvarna AB, Class B	15,463	135,723
Iida Group Holdings Co. Ltd.	5,467	83,873
Leggett & Platt, Inc.	6,155	309,720
Lennar Corp., Class A	8,225	421,038
Mohawk Industries, Inc.*	2,900	665,521
Newell Brands, Inc.	20,847	983,353
Nikon Corp.	12,600	182,668
Panasonic Corp.	81,900	925,449
Persimmon plc*	11,449	300,373
PulteGroup, Inc.	14,485	341,122
Rinnai Corp.	1,300	103,458
SEB SA	840	117,301
Sekisui Chemical Co. Ltd.	15,000	252,088
Sekisui House Ltd.	22,000	361,825
Sharp Corp.(x)*	55,066	232,471
Sony Corp.	46,900	1,586,503
Taylor Wimpey plc	121,252	293,351
Techtronic Industries Co. Ltd.	51,093	206,765
Whirlpool Corp.	3,565	610,791

		9,701,860

Internet & Direct Marketing Retail (0.9%)
Amazon.com, Inc.*	18,242	16,172,262
Expedia, Inc.	5,427	684,725
Netflix, Inc.*	19,546	2,889,094
Priceline Group, Inc. (The)*	2,279	4,056,551

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Rakuten, Inc.	34,565	$346,178
Start Today Co. Ltd.	6,584	145,661
TripAdvisor, Inc.*	5,207	224,734
Zalando SE*§	3,213	129,993

		24,649,198

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	7,400	221,342
Hasbro, Inc.	5,125	511,577
Mattel, Inc.	15,510	397,211
Sankyo Co. Ltd.	1,700	56,804
Sega Sammy Holdings, Inc.	6,900	92,471
Shimano, Inc.	2,800	408,695
Yamaha Corp.	6,200	170,691

		1,858,791

Media (1.4%)
Altice NV, Class A*	13,724	310,458
Altice NV, Class B*	4,056	91,731
Axel Springer SE	1,603	88,531
CBS Corp. (Non-Voting), Class B	19,245	1,334,833
Charter Communications, Inc., Class A*	9,970	3,263,380
Comcast Corp., Class A	222,404	8,360,167
Dentsu, Inc.	8,037	436,032
Discovery Communications, Inc., Class A(x)*	6,855	199,412
Discovery Communications, Inc., Class C*	10,855	307,305
DISH Network Corp., Class A*	9,790	621,567
Eutelsat Communications SA	6,483	144,753
Hakuhodo DY Holdings, Inc.	7,930	94,023
Interpublic Group of Cos., Inc. (The)	18,335	450,491
ITV plc	134,544	369,000
JCDecaux SA	2,760	97,135
Lagardere SCA	4,383	129,098
News Corp., Class A	17,336	225,368
News Corp., Class B	4,920	66,420
Omnicom Group, Inc.	10,930	942,275
Pearson plc	30,531	261,072
ProSiebenSat.1 Media SE	8,653	383,134
Publicis Groupe SA	7,127	498,078
REA Group Ltd.	1,957	88,707
RTL Group SA	1,437	115,741
Schibsted ASA, Class A	2,808	72,275
Schibsted ASA, Class B	3,309	75,728
Scripps Networks Interactive, Inc., Class A	4,345	340,518
SES SA	13,529	314,706
Singapore Press Holdings Ltd.	59,000	149,730
Sky plc	38,304	468,393
TEGNA, Inc.	10,000	256,200
Telenet Group Holding NV*	1,959	116,510
Time Warner, Inc.	36,095	3,526,842
Toho Co. Ltd.	4,200	111,328
Twenty-First Century Fox, Inc., Class A	51,130	1,656,101
Twenty-First Century Fox, Inc., Class B	19,682	625,494
Viacom, Inc., Class B	15,800	736,596
Walt Disney Co. (The)	68,606	7,779,235
WPP plc	47,671	1,046,417

		36,154,784

Multiline Retail (0.2%)
Dollar General Corp.	13,310	928,106
Dollar Tree, Inc.*	10,744	842,974
Don Quijote Holdings Co. Ltd.	4,400	152,555
Harvey Norman Holdings Ltd.(x)	20,658	71,496
Isetan Mitsukoshi Holdings Ltd.	12,400	136,107
J Front Retailing Co. Ltd.	8,500	125,977
Kohl’s Corp.	8,650	344,357
Macy’s, Inc.	14,160	419,702
Marks & Spencer Group plc	60,336	254,755
Marui Group Co. Ltd.	7,700	104,645
Next plc	5,197	281,289
Nordstrom, Inc.(x)	5,830	271,503
Ryohin Keikaku Co. Ltd.	935	204,838
Takashimaya Co. Ltd.	11,000	96,236
Target Corp.	27,500	1,517,726

		5,752,266

Specialty Retail (1.1%)
ABC-Mart, Inc.	1,300	76,017
Advance Auto Parts, Inc.	3,366	499,043
AutoNation, Inc.*	3,360	142,094
AutoZone, Inc.*	1,405	1,015,885
Bed Bath & Beyond, Inc.	7,465	294,569
Best Buy Co., Inc.	12,835	630,840
CarMax, Inc.(x)*	8,910	527,650
Dixons Carphone plc	36,348	144,636
Dufry AG (Registered)*	1,701	259,145
Fast Retailing Co. Ltd.	2,000	627,324
Foot Locker, Inc.	6,266	468,759
Gap, Inc. (The)	10,345	251,280
Hennes & Mauritz AB, Class B	35,260	901,111
Hikari Tsushin, Inc.	800	78,182
Home Depot, Inc. (The)	57,985	8,513,939
Industria de Diseno Textil SA	40,511	1,427,894
Kingfisher plc	83,561	341,406
L Brands, Inc.	11,655	548,951
Lowe’s Cos., Inc.	41,815	3,437,611
Nitori Holdings Co. Ltd.	3,000	379,143
O’Reilly Automotive, Inc.*	4,465	1,204,836
Ross Stores, Inc.	18,480	1,217,278
Shimamura Co. Ltd.	900	118,917
Signet Jewelers Ltd.	3,626	251,173
Staples, Inc.	29,520	258,890
Tiffany & Co.	5,100	486,030
TJX Cos., Inc. (The)	30,620	2,421,430
Tractor Supply Co.	6,104	420,993
Ulta Beauty, Inc.*	2,942	839,147
USS Co. Ltd.	8,140	135,703
Yamada Denki Co. Ltd.(x)	23,330	116,304

		28,036,180

Textiles, Apparel & Luxury Goods (0.6%)
adidas AG	6,993	1,330,142
Asics Corp.	6,000	96,362
Burberry Group plc	16,474	355,838
Christian Dior SE	2,025	470,507
Cie Financiere Richemont SA (Registered)	19,386	1,532,842
Coach, Inc.	12,650	522,825
Hanesbrands, Inc.	17,900	371,604
Hermes International	981	464,764
HUGO BOSS AG	2,484	181,282
Kering	2,814	727,829
Li & Fung Ltd.	218,000	94,533
Luxottica Group SpA	6,290	347,251
LVMH Moet Hennessy Louis Vuitton SE	10,371	2,277,480
Michael Kors Holdings Ltd.*	8,163	311,092
NIKE, Inc., Class B	61,670	3,436,870
Pandora A/S*	4,130	457,204
PVH Corp.	3,752	388,219
Ralph Lauren Corp.	2,679	218,660

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Swatch Group AG (The)	1,146	$410,393
Swatch Group AG (The) (Registered)	1,843	128,429
Under Armour, Inc., Class A(x)*	8,292	164,016
Under Armour, Inc., Class C*	8,350	152,805
VF Corp.	15,520	853,134
Yue Yuen Industrial Holdings Ltd.	27,500	108,103

		15,402,184

Total Consumer Discretionary		176,303,089

Consumer Staples (5.5%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV	28,298	3,106,377
Asahi Group Holdings Ltd.	14,400	544,285
Brown-Forman Corp., Class B	9,184	424,117
Carlsberg A/S, Class B	3,973	366,900
Coca-Cola Amatil Ltd.	21,268	175,811
Coca-Cola Bottlers Japan, Inc.	4,500	145,109
Coca-Cola Co. (The)	178,130	7,559,836
Coca-Cola European Partners plc	8,061	301,412
Coca-Cola HBC AG*	6,723	173,603
Constellation Brands, Inc., Class A	8,050	1,304,664
Diageo plc	93,510	2,675,318
Dr Pepper Snapple Group, Inc.	8,570	839,174
Heineken Holding NV	3,744	297,840
Heineken NV	8,557	728,463
Kirin Holdings Co. Ltd.	30,000	566,020
Molson Coors Brewing Co., Class B	8,405	804,443
Monster Beverage Corp.*	20,640	952,949
PepsiCo, Inc.	66,100	7,393,945
Pernod Ricard SA	7,886	932,978
Remy Cointreau SA	815	79,789
Suntory Beverage & Food Ltd.	5,164	217,544
Treasury Wine Estates Ltd.	27,412	256,130

		29,846,707

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	24,200	353,229
Carrefour SA	21,063	496,587
Casino Guichard Perrachon SA	2,079	116,283
Colruyt SA	2,500	122,735
Costco Wholesale Corp.	20,125	3,374,761
CVS Health Corp.	50,210	3,941,486
Distribuidora Internacional de Alimentacion SA	23,116	133,683
FamilyMart UNY Holdings Co. Ltd.	3,100	184,892
ICA Gruppen AB(x)	2,988	101,971
J Sainsbury plc	60,907	201,688
Jeronimo Martins SGPS SA	9,348	167,238
Koninklijke Ahold Delhaize NV*	47,584	1,018,298
Kroger Co. (The)	44,560	1,314,074
Lawson, Inc.	2,500	169,541
METRO AG	6,620	211,725
Seven & i Holdings Co. Ltd.	28,000	1,097,063
Sundrug Co. Ltd.	2,800	93,937
Sysco Corp.	24,000	1,246,080
Tesco plc*	303,571	705,919
Tsuruha Holdings, Inc.	1,400	129,525
Walgreens Boots Alliance, Inc.	39,455	3,276,738
Wal-Mart Stores, Inc.	71,701	5,168,209
Wesfarmers Ltd.	41,822	1,440,077
Whole Foods Market, Inc.	14,840	441,045
Wm Morrison Supermarkets plc(x)	82,389	247,740
Woolworths Ltd.	47,490	961,482

		26,716,006

Food Products (1.1%)
Ajinomoto Co., Inc.	19,466	384,057
Archer-Daniels-Midland Co.	27,175	1,251,137
Aryzta AG*	3,239	103,962
Associated British Foods plc	13,230	431,967
Barry Callebaut AG (Registered)*	82	107,161
Calbee, Inc.	2,981	101,616
Campbell Soup Co.	8,190	468,796
Chocoladefabriken Lindt & Spruengli AG	38	215,484
Chocoladefabriken Lindt & Sprungli AG (Registered)	4	265,662
Conagra Brands, Inc.	19,815	799,337
Danone SA	21,923	1,491,184
General Mills, Inc.	27,085	1,598,286
Golden Agri-Resources Ltd.	262,000	72,109
Hershey Co. (The)	6,575	718,319
Hormel Foods Corp.	12,340	427,334
JM Smucker Co. (The)	5,460	715,697
Kellogg Co.	11,530	837,193
Kerry Group plc, Class A	5,882	463,013
Kikkoman Corp.	6,000	179,197
Kraft Heinz Co. (The)	27,185	2,468,670
Marine Harvest ASA*	14,208	216,607
McCormick & Co., Inc. (Non-Voting)	5,250	512,138
Mead Johnson Nutrition Co.	8,505	757,625
MEIJI Holdings Co. Ltd.	4,300	358,044
Mondelez International, Inc., Class A	71,705	3,089,051
Nestle SA (Registered)	115,578	8,867,537
NH Foods Ltd.	6,000	161,089
Nisshin Seifun Group, Inc.	6,970	103,990
Nissin Foods Holdings Co. Ltd.	2,200	121,926
Orkla ASA	30,272	271,123
Tate & Lyle plc	17,330	165,994
Toyo Suisan Kaisha Ltd.	3,000	111,695
Tyson Foods, Inc., Class A	13,380	825,680
WH Group Ltd.§	299,203	257,950
Wilmar International Ltd.	71,000	179,169
Yakult Honsha Co. Ltd.	3,300	183,185
Yamazaki Baking Co. Ltd.	4,842	99,597

		29,382,581

Household Products (0.8%)
Church & Dwight Co., Inc.	11,880	592,456
Clorox Co. (The)	5,945	801,564
Colgate-Palmolive Co.	40,810	2,986,884
Henkel AG & Co. KGaA	3,860	428,874
Henkel AG & Co. KGaA (Preference)(q)	6,617	847,788
Kimberly-Clark Corp.	16,520	2,174,528
Lion Corp.	9,000	161,843
Procter & Gamble Co. (The)	120,630	10,838,605
Reckitt Benckiser Group plc	23,483	2,143,676
Svenska Cellulosa AB SCA, Class B	22,589	728,543
Unicharm Corp.	15,000	359,404

		22,064,165

Personal Products (0.4%)
Beiersdorf AG	3,744	354,396
Coty, Inc., Class A	21,876	396,612
Estee Lauder Cos., Inc. (The), Class A	10,140	859,771
Kao Corp.	18,700	1,025,283
Kose Corp.	1,134	102,572
L’Oreal SA	9,355	1,797,882
Pola Orbis Holdings, Inc.	3,404	82,157
Shiseido Co. Ltd.	14,100	371,086
Unilever NV (CVA)	60,497	3,005,544
Unilever plc	47,665	2,352,649

		10,347,952

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (1.0%)
Altria Group, Inc.	89,495	$6,391,733
British American Tobacco plc	70,251	4,664,926
Imperial Brands plc	35,604	1,725,001
Japan Tobacco, Inc.	40,851	1,327,575
Philip Morris International, Inc.	70,855	7,999,530
Reynolds American, Inc.	37,838	2,384,551
Swedish Match AB	7,010	228,043

		24,721,359

Total Consumer Staples		143,078,770

Energy (3.2%)
Energy Equipment & Services (0.4%)
Baker Hughes, Inc.	20,005	1,196,699
Halliburton Co.	39,215	1,929,770
Helmerich & Payne, Inc.(x)	4,930	328,190
National Oilwell Varco, Inc.	17,160	687,944
Petrofac Ltd.	9,635	110,939
Saipem SpA*	225,269	102,255
Schlumberger Ltd.	63,543	4,962,709
TechnipFMC plc*	22,026	715,845
Tenaris SA	17,537	300,645
Transocean Ltd.*	15,628	194,569

		10,529,565

Oil, Gas & Consumable Fuels (2.8%)
Anadarko Petroleum Corp.	23,205	1,438,710
Apache Corp.	17,285	888,276
BP plc	697,586	3,999,012
Cabot Oil & Gas Corp.	20,940	500,675
Caltex Australia Ltd.	9,686	218,229
Chesapeake Energy Corp.(x)*	23,610	140,243
Chevron Corp.	86,080	9,242,411
Cimarex Energy Co.	4,341	518,706
Concho Resources, Inc.*	5,903	757,591
ConocoPhillips	56,470	2,816,159
Devon Energy Corp.	23,310	972,493
Enagas SA	8,423	218,801
Eni SpA	94,476	1,547,080
EOG Resources, Inc.	25,110	2,449,481
EQT Corp.	7,785	475,664
Exxon Mobil Corp.	189,823	15,567,385
Galp Energia SGPS SA	18,616	282,502
Hess Corp.	12,070	581,895
Idemitsu Kosan Co. Ltd.	3,300	114,713
Inpex Corp.	35,300	347,039
JXTG Holdings, Inc.	106,050	520,772
Kinder Morgan, Inc.	83,623	1,817,964
Koninklijke Vopak NV	2,612	113,897
Lundin Petroleum AB*	6,953	141,067
Marathon Oil Corp.	38,520	608,616
Marathon Petroleum Corp.	24,160	1,221,046
Murphy Oil Corp.	7,355	210,279
Neste OYJ*	4,762	185,729
Newfield Exploration Co.*	9,055	334,220
Noble Energy, Inc.	19,600	673,064
Occidental Petroleum Corp.	34,905	2,211,581
Oil Search Ltd.	50,894	280,735
OMV AG	5,470	215,239
ONEOK, Inc.	9,560	530,006
Origin Energy Ltd.*	65,117	350,733
Phillips 66	21,460	1,700,061
Pioneer Natural Resources Co.	7,480	1,393,000
Range Resources Corp.	7,735	225,089
Repsol SA	40,823	630,386
Royal Dutch Shell plc, Class A	164,767	4,326,911
Royal Dutch Shell plc, Class B	139,099	3,807,084
Santos Ltd.*	59,334	172,258
Showa Shell Sekiyu KK	7,000	70,861
Snam SpA	91,003	393,570
Southwestern Energy Co.*	17,800	145,426
Statoil ASA	41,685	712,211
Tesoro Corp.	5,455	442,182
TOTAL SA	83,665	4,231,970
Valero Energy Corp.	21,485	1,424,241
Williams Cos., Inc. (The)	31,200	923,208
Woodside Petroleum Ltd.	28,158	690,128

		73,780,599

Total Energy		84,310,164

Financials (9.3%)
Banks (4.8%)
ABN AMRO Group NV (CVA)§	10,473	254,177
Aozora Bank Ltd.	43,000	158,358
Australia & New Zealand Banking Group Ltd.	108,714	2,642,889
Banco Bilbao Vizcaya Argentaria SA	244,311	1,894,787
Banco de Sabadell SA	196,381	359,920
Banco Espirito Santo SA (Registered)*†	26,714	—
Banco Popular Espanol SA(x)*	124,688	121,046
Banco Santander SA	542,223	3,323,158
Bank Hapoalim BM	39,565	241,158
Bank Leumi Le-Israel BM*	53,731	237,321
Bank of America Corp.	472,044	11,135,517
Bank of East Asia Ltd. (The)	44,800	185,334
Bank of Ireland*	1,021,609	254,210
Bank of Kyoto Ltd. (The)	10,415	75,870
Bank of Queensland Ltd.	28,944	268,897
Bankia SA	171,090	194,565
Bankinter SA	25,036	210,222
Barclays plc	628,186	1,771,659
BB&T Corp.	37,115	1,659,041
Bendigo & Adelaide Bank Ltd.	17,146	159,028
BNP Paribas SA	42,957	2,860,950
BOC Hong Kong Holdings Ltd.	137,000	559,705
CaixaBank SA	143,110	615,106
Chiba Bank Ltd. (The)	26,000	166,981
Chugoku Bank Ltd. (The)	6,475	94,220
Citigroup, Inc.	134,730	8,059,548
Citizens Financial Group, Inc.	24,108	832,931
Comerica, Inc.	7,970	546,583
Commerzbank AG	39,533	357,550
Commonwealth Bank of Australia	63,697	4,180,768
Concordia Financial Group Ltd.	43,471	201,248
Credit Agricole SA	60,500	819,676
Danske Bank A/S	25,573	870,940
DBS Group Holdings Ltd.	66,000	915,323
DNB ASA	36,294	575,297
Erste Group Bank AG*	11,173	363,838
Fifth Third Bancorp	35,775	908,685
Fukuoka Financial Group, Inc.	28,000	121,225
Hachijuni Bank Ltd. (The)	15,000	84,748
Hang Seng Bank Ltd.	28,400	575,930
Hiroshima Bank Ltd. (The)	18,000	76,475
HSBC Holdings plc	738,745	6,024,558
Huntington Bancshares, Inc.	36,305	486,124
ING Groep NV	144,018	2,177,056
Intesa Sanpaolo SpA	505,819	1,367,856
Japan Post Bank Co. Ltd.	15,041	186,577
JPMorgan Chase & Co.	167,780	14,737,794
KBC Group NV	9,316	618,063
KeyCorp	38,200	679,196

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Kyushu Financial Group, Inc.	12,906	$78,945
Lloyds Banking Group plc	2,385,582	1,982,236
M&T Bank Corp.	7,290	1,127,982
Mebuki Financial Group, Inc.	35,028	140,011
Mediobanca SpA	21,025	189,529
Mitsubishi UFJ Financial Group, Inc.	473,562	2,976,299
Mizrahi Tefahot Bank Ltd.	5,169	87,670
Mizuho Financial Group, Inc.	895,600	1,641,089
National Australia Bank Ltd.	98,670	2,513,298
Natixis SA	76,244	469,803
Nordea Bank AB	112,804	1,287,836
Oversea-Chinese Banking Corp. Ltd.	116,000	806,034
People’s United Financial, Inc.	14,160	257,712
PNC Financial Services Group, Inc. (The)	22,900	2,753,496
Raiffeisen Bank International AG*	4,352	98,217
Regions Financial Corp.	58,860	855,236
Resona Holdings, Inc.	81,900	439,846
Royal Bank of Scotland Group plc*	130,971	397,271
Seven Bank Ltd.	22,125	72,339
Shinsei Bank Ltd.	66,000	121,531
Shizuoka Bank Ltd. (The)	19,000	154,621
Skandinaviska Enskilda Banken AB, Class A(x)	56,412	627,664
Societe Generale SA	33,419	1,695,224
Standard Chartered plc*	121,928	1,165,586
Sumitomo Mitsui Financial Group, Inc.	49,900	1,813,038
Sumitomo Mitsui Trust Holdings, Inc.	13,100	454,199
SunTrust Banks, Inc.	23,070	1,275,771
Suruga Bank Ltd.	7,000	147,382
Svenska Handelsbanken AB, Class A(x)	56,533	775,380
Swedbank AB, Class A(x)	33,632	779,185
UniCredit SpA*	70,201	1,082,167
United Overseas Bank Ltd.	48,000	758,680
US Bancorp	74,645	3,844,218
Wells Fargo & Co.	211,180	11,754,278
Westpac Banking Corp.	124,269	3,328,649
Yamaguchi Financial Group, Inc.	7,092	76,889
Zions Bancorp	9,320	391,440

		123,632,859

Capital Markets (1.5%)
3i Group plc	36,125	339,231
Aberdeen Asset Management plc	52,857	175,296
Affiliated Managers Group, Inc.	2,476	405,915
Ameriprise Financial, Inc.	7,730	1,002,426
ASX Ltd.	7,190	277,295
Bank of New York Mellon Corp. (The)	49,160	2,321,827
BlackRock, Inc.	5,775	2,214,770
CBOE Holdings, Inc.	4,288	347,628
Charles Schwab Corp. (The)	54,910	2,240,877
CME Group, Inc.	15,480	1,839,024
Credit Suisse Group AG (Registered)*	73,733	1,096,812
Daiwa Securities Group, Inc.	61,000	371,435
Deutsche Bank AG (Registered)(x)*	51,223	882,512
Deutsche Boerse AG	7,061	649,166
E*TRADE Financial Corp.*	12,875	449,209
Franklin Resources, Inc.	17,035	717,855
Goldman Sachs Group, Inc. (The)	17,970	4,128,069
Hargreaves Lansdown plc	9,688	157,917
Hong Kong Exchanges & Clearing Ltd.	43,000	1,082,262
Intercontinental Exchange, Inc.	27,300	1,634,451
Invesco Ltd.	18,990	581,664
Investec plc	24,378	166,155
Japan Exchange Group, Inc.	19,371	275,784
Julius Baer Group Ltd.*	8,312	414,915
London Stock Exchange Group plc	11,709	465,192
Macquarie Group Ltd.	11,376	783,952
Moody’s Corp.	7,765	869,991
Morgan Stanley	69,840	2,991,946
Nasdaq, Inc.	5,245	364,265
Nomura Holdings, Inc.*	134,800	837,763
Northern Trust Corp.	9,850	852,813
Partners Group Holding AG	645	346,760
Raymond James Financial, Inc.	6,034	460,153
S&P Global, Inc.	12,110	1,583,261
SBI Holdings, Inc.	7,923	110,451
Schroders plc	5,037	191,219
Singapore Exchange Ltd.	56,682	312,007
State Street Corp.	18,275	1,454,873
T Rowe Price Group, Inc.	11,345	773,162
UBS Group AG (Registered)	135,841	2,173,944

		38,344,247

Consumer Finance (0.3%)
Acom Co. Ltd.*	14,820	59,237
AEON Financial Service Co. Ltd.	4,200	79,111
American Express Co.	37,435	2,961,483
Capital One Financial Corp.	24,122	2,090,413
Credit Saison Co. Ltd.	5,500	98,114
Discover Financial Services	18,890	1,291,887
Navient Corp.	15,660	231,142
Provident Financial plc	5,483	205,883
Synchrony Financial	38,118	1,307,447

		8,324,717

Diversified Financial Services (0.7%)
AMP Ltd.	109,843	434,706
Berkshire Hathaway, Inc., Class B*	85,682	14,281,475
Challenger Ltd.	21,213	203,394
Eurazeo SA	5,416	356,663
EXOR NV	4,028	208,322
First Pacific Co. Ltd.	79,458	57,665
Groupe Bruxelles Lambert SA	2,997	272,082
Industrivarden AB, Class C	6,096	132,048
Investor AB, Class B	16,916	712,082
Kinnevik AB, Class B*	8,702	232,101
L E Lundbergforetagen AB, Class B	1,412	95,729
Leucadia National Corp.	15,195	395,070
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,630	82,904
ORIX Corp.	49,170	727,634
Pargesa Holding SA	1,291	91,252
Wendel SA	2,890	366,267

		18,649,394

Insurance (2.0%)
Admiral Group plc	7,854	195,723
Aegon NV	68,063	346,420
Aflac, Inc.	19,170	1,388,291
Ageas	7,239	282,955
AIA Group Ltd.	447,489	2,821,458
Allianz SE (Registered)	16,972	3,144,059
Allstate Corp. (The)	17,290	1,408,962
American International Group, Inc.	47,154	2,943,824
Aon plc	12,355	1,466,415
Arthur J Gallagher & Co.	8,061	455,769
Assicurazioni Generali SpA	43,448	690,620
Assurant, Inc.	2,965	283,662
Aviva plc	150,711	1,004,553

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Baloise Holding AG (Registered)	1,857	$255,288
Chubb Ltd.	21,081	2,872,286
Cincinnati Financial Corp.	6,765	488,907
CNP Assurances	18,566	377,902
Dai-ichi Life Holdings, Inc.	40,043	718,098
Direct Line Insurance Group plc	51,064	222,260
Gjensidige Forsikring ASA	7,428	113,156
Hannover Rueck SE	2,240	258,439
Hartford Financial Services Group, Inc. (The)	18,115	870,788
Insurance Australia Group Ltd.	90,295	417,362
Japan Post Holdings Co. Ltd.	16,712	209,707
Legal & General Group plc	221,052	684,912
Lincoln National Corp.	10,975	718,314
Loews Corp.	12,225	571,763
Mapfre SA	40,028	137,287
Marsh & McLennan Cos., Inc.	23,790	1,757,843
Medibank Pvt Ltd.	102,277	220,354
MetLife, Inc.	50,120	2,647,338
MS&AD Insurance Group Holdings, Inc.	18,800	597,790
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,982	1,170,385
NN Group NV	11,705	380,663
Old Mutual plc	183,074	460,123
Poste Italiane SpA§	19,402	129,363
Principal Financial Group, Inc.	12,375	780,986
Progressive Corp. (The)	26,700	1,046,106
Prudential Financial, Inc.	20,380	2,174,138
Prudential plc	95,780	2,023,247
QBE Insurance Group Ltd.	50,925	501,507
RSA Insurance Group plc	37,847	278,110
Sampo OYJ, Class A	16,602	787,432
SCOR SE	12,805	483,987
Sompo Holdings, Inc.	13,000	476,305
Sony Financial Holdings, Inc.	6,462	103,840
St James’s Place plc	19,577	260,488
Standard Life plc	73,364	326,032
Suncorp Group Ltd.	47,781	482,227
Swiss Life Holding AG (Registered)*	1,192	384,620
Swiss Re AG	12,035	1,080,765
T&D Holdings, Inc.	21,500	312,081
Tokio Marine Holdings, Inc.	25,400	1,071,395
Torchmark Corp.	5,143	396,217
Travelers Cos., Inc. (The)	13,495	1,626,687
Tryg A/S	4,197	76,133
UnipolSai Assicurazioni SpA	42,035	92,735
Unum Group	10,890	510,632
Willis Towers Watson plc	6,334	829,057
XL Group Ltd.	13,330	531,334
Zurich Insurance Group AG*	5,591	1,492,571

		50,841,671

Total Financials		239,792,888

Health Care (7.0%)
Biotechnology (1.2%)
AbbVie, Inc.	73,625	4,797,405
Actelion Ltd. (Registered)*	3,602	1,016,608
Alexion Pharmaceuticals, Inc.*	10,300	1,248,772
Amgen, Inc.	34,381	5,640,891
Biogen, Inc.*	10,010	2,736,934
Celgene Corp.*	35,760	4,449,617
CSL Ltd.	16,945	1,622,520
Genmab A/S*	2,124	409,047
Gilead Sciences, Inc.	62,498	4,244,864
Grifols SA	11,078	271,696
Incyte Corp.*	8,230	1,100,104
Regeneron Pharmaceuticals, Inc.*	3,600	1,395,036
Shire plc	34,489	2,014,077
Vertex Pharmaceuticals, Inc.*	11,273	1,232,703

		32,180,274

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	78,622	3,491,602
Baxter International, Inc.	25,030	1,298,056
Becton Dickinson and Co.	9,693	1,778,084
Boston Scientific Corp.*	61,615	1,532,365
Cochlear Ltd.(x)	2,129	219,959
Coloplast A/S, Class B	4,412	344,490
Cooper Cos., Inc. (The)	2,259	451,552
CR Bard, Inc.	3,395	843,793
CYBERDYNE, Inc.(x)*	4,080	58,563
Danaher Corp.	27,340	2,338,389
DENTSPLY SIRONA, Inc.	11,009	687,402
Edwards Lifesciences Corp.*	9,798	921,698
Essilor International SA	7,695	935,008
Getinge AB, Class B(x)	7,433	130,400
Hologic, Inc.*	11,250	478,688
Hoya Corp.	14,800	712,017
IDEXX Laboratories, Inc.*	4,201	649,517
Intuitive Surgical, Inc.*	1,727	1,323,694
Medtronic plc	64,283	5,178,637
Olympus Corp.	10,800	415,198
Smith & Nephew plc	33,127	504,699
Sonova Holding AG (Registered)	1,980	274,569
Stryker Corp.	14,335	1,887,203
Sysmex Corp.	5,800	351,657
Terumo Corp.	12,700	440,901
Varian Medical Systems, Inc.*	4,370	398,238
William Demant Holding A/S*	4,447	92,912
Zimmer Biomet Holdings, Inc.	8,170	997,639

		28,736,930

Health Care Providers & Services (1.1%)
Aetna, Inc.	15,967	2,036,590
Alfresa Holdings Corp.	7,000	121,288
AmerisourceBergen Corp.	8,735	773,048
Anthem, Inc.	11,935	1,973,810
Cardinal Health, Inc.	15,070	1,228,959
Centene Corp.*	7,770	553,690
Cigna Corp.	11,685	1,711,736
DaVita, Inc.*	7,560	513,853
Envision Healthcare Corp.*	5,462	334,930
Express Scripts Holding Co.*	28,939	1,907,369
Fresenius Medical Care AG & Co. KGaA	7,975	672,536
Fresenius SE & Co. KGaA	15,218	1,222,950
HCA Holdings, Inc.*	13,968	1,243,012
Healthscope Ltd.	64,437	111,752
Henry Schein, Inc.*	3,746	636,708
Humana, Inc.	6,770	1,395,568
Laboratory Corp. of America Holdings*	4,665	669,288
McKesson Corp.	10,445	1,548,576
Mediclinic International plc(x)	13,689	122,115
Medipal Holdings Corp.	6,300	98,804
Miraca Holdings, Inc.	2,200	101,177
Patterson Cos., Inc.	3,775	170,743
Quest Diagnostics, Inc.	6,535	641,672
Ramsay Health Care Ltd.	5,254	280,542
Ryman Healthcare Ltd.	13,926	82,099
Sonic Healthcare Ltd.	14,671	247,935

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Suzuken Co. Ltd.	2,850	$93,438
UnitedHealth Group, Inc.	43,485	7,131,974
Universal Health Services, Inc., Class B	4,150	516,468

		28,142,630

Health Care Technology (0.0%)
Cerner Corp.*	13,800	812,130
M3, Inc.	7,213	179,013

		991,143

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	14,980	791,993
Eurofins Scientific SE	408	177,519
Illumina, Inc.*	6,725	1,147,554
Lonza Group AG (Registered)*	1,966	371,747
Mettler-Toledo International, Inc.*	1,234	590,975
PerkinElmer, Inc.	5,020	291,461
QIAGEN NV*	7,950	230,770
Thermo Fisher Scientific, Inc.	18,115	2,782,463
Waters Corp.*	3,715	580,692

		6,965,174

Pharmaceuticals (3.3%)
Allergan plc	15,937	3,807,668
Astellas Pharma, Inc.	80,000	1,053,445
AstraZeneca plc	46,965	2,890,635
Bayer AG (Registered)	30,711	3,539,988
Bristol-Myers Squibb Co.	76,305	4,149,466
Chugai Pharmaceutical Co. Ltd.	8,300	285,166
Daiichi Sankyo Co. Ltd.	22,400	504,418
Eisai Co. Ltd.	9,400	486,676
Eli Lilly & Co.	44,470	3,740,372
Galenica AG (Registered)	278	293,084
GlaxoSmithKline plc	181,038	3,764,119
Hikma Pharmaceuticals plc	5,346	132,687
Hisamitsu Pharmaceutical Co., Inc.(x)	2,300	131,393
Johnson & Johnson	126,140	15,710,736
Kyowa Hakko Kirin Co. Ltd.	10,000	158,268
Mallinckrodt plc*	5,115	227,976
Merck & Co., Inc.	126,860	8,060,683
Merck KGaA	4,800	546,884
Mitsubishi Tanabe Pharma Corp.	8,000	166,568
Mylan NV*	18,815	733,597
Novartis AG (Registered)	82,930	6,155,689
Novo Nordisk A/S, Class B	71,005	2,438,582
Ono Pharmaceutical Co. Ltd.	15,300	316,706
Orion OYJ, Class B	3,813	198,789
Otsuka Holdings Co. Ltd.	14,502	654,173
Perrigo Co. plc(x)	6,680	443,485
Pfizer, Inc.	276,474	9,458,175
Roche Holding AG	26,092	6,663,338
Sanofi	43,084	3,889,305
Santen Pharmaceutical Co. Ltd.	13,800	199,817
Shionogi & Co. Ltd.	11,100	573,096
Sumitomo Dainippon Pharma Co. Ltd.	5,900	97,406
Taisho Pharmaceutical Holdings Co. Ltd.	1,339	108,727
Takeda Pharmaceutical Co. Ltd.	26,400	1,239,968
Taro Pharmaceutical Industries Ltd.(x)*	556	64,841
Teva Pharmaceutical Industries Ltd. (ADR)	273	8,761
Teva Pharmaceutical Industries Ltd. (ADR)	33,631	1,079,219
UCB SA	4,696	364,255
Zoetis, Inc.	20,888	1,114,793

		85,452,954

Total Health Care		182,469,105

Industrials (6.4%)
Aerospace & Defense (1.1%)
Airbus SE	21,522	1,637,713
Arconic, Inc.	20,036	527,748
BAE Systems plc	117,878	948,904
Boeing Co. (The)	28,485	5,037,858
Cobham plc	63,425	105,689
Dassault Aviation SA	85	108,079
Elbit Systems Ltd.	874	100,030
General Dynamics Corp.	13,375	2,503,800
L3 Technologies, Inc.	3,580	591,738
Leonardo SpA*	15,030	213,092
Lockheed Martin Corp.	12,040	3,221,904
Meggitt plc	28,792	160,635
Northrop Grumman Corp.	8,260	1,964,558
Raytheon Co.	13,670	2,084,675
Rockwell Collins, Inc.	5,995	582,474
Rolls-Royce Holdings plc*	68,287	645,098
Safran SA	11,616	867,808
Singapore Technologies Engineering Ltd.	57,000	151,989
Textron, Inc.	12,395	589,878
Thales SA	3,932	380,288
TransDigm Group, Inc.	2,464	542,474
United Technologies Corp.	35,575	3,991,872
Zodiac Aerospace	7,539	188,599

		27,146,903

Air Freight & Logistics (0.3%)
Bollore SA	32,380	125,529
CH Robinson Worldwide, Inc.	6,560	507,022
Deutsche Post AG (Registered)	36,031	1,234,048
Expeditors International of Washington, Inc.	8,295	468,585
FedEx Corp.	11,745	2,292,037
Royal Mail plc	33,424	177,977
United Parcel Service, Inc., Class B	31,555	3,385,851
Yamato Holdings Co. Ltd.	13,000	272,366

		8,463,415

Airlines (0.3%)
Alaska Air Group, Inc.	5,672	523,072
American Airlines Group, Inc.	27,545	1,165,154
ANA Holdings, Inc.	43,000	131,244
Cathay Pacific Airways Ltd.(x)	43,060	62,500
Delta Air Lines, Inc.	35,588	1,635,625
Deutsche Lufthansa AG (Registered)	8,656	140,360
easyJet plc	5,901	75,856
International Consolidated Airlines Group SA	31,499	208,339
Japan Airlines Co. Ltd.	4,445	140,780
Qantas Airways Ltd.	17,814	52,942
Ryanair Holdings plc (ADR)*	204	16,928
Singapore Airlines Ltd.	20,000	143,975
Southwest Airlines Co.	29,125	1,565,760
United Continental Holdings, Inc.*	15,373	1,085,949

		6,948,484

Building Products (0.3%)
Allegion plc	4,388	332,172
Asahi Glass Co. Ltd.	37,000	299,775
Assa Abloy AB, Class B	37,223	765,592
Cie de Saint-Gobain	18,547	952,396
Daikin Industries Ltd.	8,800	884,110

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Fortune Brands Home & Security, Inc.	7,054	$429,236
Geberit AG (Registered)	1,376	593,178
Johnson Controls International plc	43,230	1,820,847
LIXIL Group Corp.	9,900	251,213
Masco Corp.	15,220	517,328
TOTO Ltd.	5,500	207,738

		7,053,585

Commercial Services & Supplies (0.2%)
Babcock International Group plc	9,388	103,743
Brambles Ltd.	58,903	420,768
Cintas Corp.	4,020	508,691
Dai Nippon Printing Co. Ltd.	20,000	215,575
Edenred	7,813	184,618
G4S plc	57,622	219,688
ISS A/S	6,206	234,674
Park24 Co. Ltd.	3,800	99,463
Republic Services, Inc.	10,860	682,117
Secom Co. Ltd.	7,800	558,324
Securitas AB, Class B	11,629	181,690
Societe BIC SA	1,069	133,200
Sohgo Security Services Co. Ltd.	2,700	100,768
Stericycle, Inc.*	3,865	320,370
Toppan Printing Co. Ltd.	19,000	193,703
Waste Management, Inc.	18,910	1,378,916

		5,536,308

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	7,012	238,587
Boskalis Westminster	3,382	116,626
Bouygues SA	7,698	313,338
CIMIC Group Ltd.	3,613	99,179
Eiffage SA	2,186	171,217
Ferrovial SA	18,252	365,280
Fluor Corp.	6,350	334,137
HOCHTIEF AG	773	127,777
Jacobs Engineering Group, Inc.	5,590	309,015
JGC Corp.	7,471	129,852
Kajima Corp.	33,000	215,198
Obayashi Corp.	24,000	224,414
Quanta Services, Inc.*	6,885	255,502
Shimizu Corp.	20,000	179,287
Skanska AB, Class B	12,629	297,380
Taisei Corp.	38,595	281,151
Vinci SA(x)	18,802	1,490,308

		5,148,248

Electrical Equipment (0.5%)
ABB Ltd. (Registered)*	69,913	1,635,364
Acuity Brands, Inc.	2,025	413,100
AMETEK, Inc.	10,737	580,657
Eaton Corp. plc	20,955	1,553,813
Emerson Electric Co.	29,385	1,758,987
Fuji Electric Co. Ltd.	20,000	118,746
Legrand SA	9,919	598,071
Mabuchi Motor Co. Ltd.	1,900	107,006
Mitsubishi Electric Corp.	72,000	1,032,821
Nidec Corp.	8,900	846,991
OSRAM Licht AG	3,305	207,139
Prysmian SpA	7,244	191,497
Rockwell Automation, Inc.	6,035	939,710
Schneider Electric SE	20,877	1,528,499
Vestas Wind Systems A/S*	8,228	668,991

		12,181,392

Industrial Conglomerates (1.3%)
3M Co.	27,660	5,292,188
CK Hutchison Holdings Ltd.	2,000	24,603
CK Hutchison Holdings Ltd.	98,460	1,211,192
DCC plc	3,297	290,189
General Electric Co.	415,439	12,380,082
Honeywell International, Inc.	35,150	4,389,181
Jardine Matheson Holdings Ltd.(x)	9,500	600,780
Jardine Strategic Holdings Ltd.	8,125	339,747
Keihan Holdings Co. Ltd.	19,000	116,222
Keppel Corp. Ltd.	54,000	267,906
Koninklijke Philips NV	35,224	1,132,194
NWS Holdings Ltd.	56,000	102,178
Roper Technologies, Inc.	4,615	952,951
Seibu Holdings, Inc.	6,353	104,828
Sembcorp Industries Ltd.	36,000	81,839
Siemens AG (Registered)	28,411	3,891,657
Smiths Group plc	14,675	297,674
Toshiba Corp.(x)*	149,000	323,081

		31,798,492

Machinery (1.0%)
Alfa Laval AB	10,905	205,793
Alstom SA*	5,697	170,263
Amada Holdings Co. Ltd.	13,000	148,415
ANDRITZ AG(x)	2,704	135,246
Atlas Copco AB, Class A	24,939	880,316
Atlas Copco AB, Class B	14,492	460,605
Caterpillar, Inc.	26,620	2,469,272
CNH Industrial NV	37,921	365,705
Cummins, Inc.	7,435	1,124,172
Deere & Co.	13,680	1,489,205
Dover Corp.	7,070	568,075
FANUC Corp.	7,236	1,483,208
Flowserve Corp.	5,910	286,162
Fortive Corp.	13,670	823,207
GEA Group AG	6,792	288,669
Hino Motors Ltd.	9,816	118,765
Hitachi Construction Machinery Co. Ltd.	4,000	99,704
Hoshizaki Corp.	1,900	149,501
IHI Corp.	54,000	170,251
Illinois Tool Works, Inc.	14,945	1,979,764
IMI plc	10,100	150,966
Ingersoll-Rand plc	11,715	952,664
JTEKT Corp.	8,300	128,902
Kawasaki Heavy Industries Ltd.	52,000	157,873
Komatsu Ltd.	34,300	893,932
Kone OYJ, Class B	12,525	549,966
Kubota Corp.	39,000	585,368
Kurita Water Industries Ltd.	3,800	91,920
Makita Corp.	8,400	294,260
MAN SE	1,309	134,938
Metso OYJ(x)	4,188	126,795
MINEBEA MITSUMI, Inc.	13,000	173,403
Mitsubishi Heavy Industries Ltd.	119,000	477,368
Nabtesco Corp.	4,523	119,850
NGK Insulators Ltd.	10,000	226,354
NSK Ltd.	16,000	228,797
PACCAR, Inc.	16,040	1,077,888
Parker-Hannifin Corp.	6,155	986,770
Pentair plc	8,323	522,518
Sandvik AB	39,597	591,702
Schindler Holding AG	1,513	292,736
Schindler Holding AG (Registered)	748	141,811
SKF AB, Class B(x)	14,785	292,544
SMC Corp.	2,200	650,534
Snap-on, Inc.	2,670	450,349
Stanley Black & Decker, Inc.	6,970	926,104
Sumitomo Heavy Industries Ltd.	20,000	139,405

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
THK Co. Ltd.	4,500	$113,298
Volvo AB, Class B(x)	57,258	845,389
Wartsila OYJ Abp*	5,494	293,929
Weir Group plc (The)	8,042	193,154
Xylem, Inc.	8,150	409,293
Yangzijiang Shipbuilding Holdings Ltd.	71,249	57,555
Zardoya Otis SA	6,989	64,568

		26,759,201

Marine (0.0%)
AP Moller - Maersk A/S, Class A	140	225,852
AP Moller - Maersk A/S, Class B	243	403,165
Kuehne + Nagel International AG (Registered)	2,006	283,381
Mitsui OSK Lines Ltd.	42,000	132,040
Nippon Yusen KK	59,000	124,540

		1,168,978

Professional Services (0.3%)
Adecco Group AG (Registered)	6,039	428,967
Bureau Veritas SA	9,849	207,774
Capita plc	24,772	175,203
Dun & Bradstreet Corp. (The)	1,660	179,180
Equifax, Inc.	5,410	739,763
Experian plc	35,580	725,733
Intertek Group plc	5,994	295,439
Nielsen Holdings plc	16,501	681,656
Randstad Holding NV	4,418	254,980
Recruit Holdings Co. Ltd.	13,647	696,263
RELX NV	36,946	684,227
RELX plc	40,473	793,082
Robert Half International, Inc.	5,965	291,271
SEEK Ltd.	12,271	149,251
SGS SA (Registered)	204	435,230
Verisk Analytics, Inc.*	7,054	572,362
Wolters Kluwer NV	11,212	466,059

		7,776,440

Road & Rail (0.5%)
Aurizon Holdings Ltd.	76,196	305,622
Central Japan Railway Co.	5,356	872,701
ComfortDelGro Corp. Ltd.	80,000	146,406
CSX Corp.	43,990	2,047,735
DSV A/S	7,057	365,317
East Japan Railway Co.	12,300	1,071,016
Hankyu Hanshin Holdings, Inc.	9,800	318,656
JB Hunt Transport Services, Inc.	4,041	370,721
Kansas City Southern	4,950	424,512
Keikyu Corp.	17,000	186,598
Keio Corp.	21,000	166,370
Keisei Electric Railway Co. Ltd.	5,233	121,412
Kintetsu Group Holdings Co. Ltd.	67,000	241,328
MTR Corp. Ltd.	54,500	306,109
Nagoya Railroad Co. Ltd.	34,000	153,005
Nippon Express Co. Ltd.	30,000	154,136
Norfolk Southern Corp.	13,650	1,528,391
Odakyu Electric Railway Co. Ltd.	11,000	214,012
Ryder System, Inc.	2,430	183,319
Tobu Railway Co. Ltd.	35,000	177,311
Tokyu Corp.	39,000	276,044
Union Pacific Corp.	38,690	4,098,046
West Japan Railway Co.	6,116	397,790

		14,126,557

Trading Companies & Distributors (0.3%)
AerCap Holdings NV*	5,931	272,648
Ashtead Group plc	18,618	385,587
Brenntag AG	5,738	321,674
Bunzl plc	12,461	362,207
Fastenal Co.	13,150	677,225
ITOCHU Corp.	56,000	794,754
Marubeni Corp.	61,000	375,600
MISUMI Group, Inc.	10,200	184,338
Mitsubishi Corp.	56,100	1,212,150
Mitsui & Co. Ltd.	63,400	918,283
Rexel SA	11,226	203,830
Sumitomo Corp.	44,100	593,189
Toyota Tsusho Corp.	7,900	239,136
Travis Perkins plc	9,285	176,126
United Rentals, Inc.*	4,150	518,958
Wolseley plc	9,373	589,520
WW Grainger, Inc.	2,616	608,900

		8,434,125

Transportation Infrastructure (0.1%)
Abertis Infraestructuras SA	23,907	385,110
Aena SA§	2,507	396,625
Aeroports de Paris	1,103	136,318
Atlantia SpA	15,334	395,871
Auckland International Airport Ltd.	35,377	167,643
Fraport AG Frankfurt Airport Services Worldwide(x)	1,545	109,326
Groupe Eurotunnel SE (Registered)	17,362	174,697
Hutchison Port Holdings Trust(x)	194,105	80,110
Japan Airport Terminal Co. Ltd.	1,800	62,490
Kamigumi Co. Ltd.	9,000	77,769
Mitsubishi Logistics Corp.	4,000	55,115
SATS Ltd.	25,046	87,375
Sydney Airport	40,941	211,758
Transurban Group	75,862	676,377

		3,016,584

Total Industrials		165,558,712

Information Technology (9.0%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	230,020	7,774,675
F5 Networks, Inc.*	3,135	446,957
Harris Corp.	5,690	633,126
Juniper Networks, Inc.	16,050	446,672
Motorola Solutions, Inc.	7,255	625,526
Nokia OYJ	216,718	1,162,910
Telefonaktiebolaget LM Ericsson, Class B(x)	113,989	760,720

		11,850,586

Electronic Equipment, Instruments & Components (0.4%)
Alps Electric Co. Ltd.	7,015	198,799
Amphenol Corp., Class A	14,040	999,227
Corning, Inc.	50,845	1,372,815
FLIR Systems, Inc.	6,245	226,569
Hamamatsu Photonics KK	5,300	152,578
Hexagon AB, Class B	9,601	385,726
Hirose Electric Co. Ltd.	1,235	170,834
Hitachi High-Technologies Corp.	2,541	103,507
Hitachi Ltd.	179,000	968,719
Ingenico Group SA	2,056	194,023
Keyence Corp.	3,623	1,450,762
Kyocera Corp.	11,900	662,928
Murata Manufacturing Co. Ltd.	7,100	1,009,867
Nippon Electric Glass Co. Ltd.	15,000	90,676
Omron Corp.	7,200	315,926
Shimadzu Corp.	8,000	127,118
TDK Corp.	4,600	291,296
TE Connectivity Ltd.	16,890	1,259,150
Yaskawa Electric Corp.	9,000	180,598
Yokogawa Electric Corp.	8,400	132,191

		10,293,309

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (1.6%)
Akamai Technologies, Inc.*	8,080	$482,376
Alphabet, Inc., Class A*	13,404	11,363,910
Alphabet, Inc., Class C*	13,628	11,305,244
Auto Trader Group plc§	36,835	181,049
DeNA Co. Ltd.	3,920	79,541
eBay, Inc.*	49,535	1,662,890
Facebook, Inc., Class A*	104,936	14,906,158
Kakaku.com, Inc.(x)	5,266	71,661
Mixi, Inc.	1,672	80,499
United Internet AG (Registered)	4,568	202,138
VeriSign, Inc.(x)*	4,390	382,413
Yahoo Japan Corp.(x)	52,878	244,133
Yahoo!, Inc.*	39,800	1,847,118

		42,809,130

IT Services (1.5%)
Accenture plc, Class A	28,710	3,441,755
Alliance Data Systems Corp.	2,730	679,770
Amadeus IT Group SA	16,297	826,861
Atos SE	3,307	409,061
Automatic Data Processing, Inc.	20,925	2,142,511
Capgemini SA	6,075	560,979
Cognizant Technology Solutions Corp., Class A*	27,850	1,657,632
Computershare Ltd.(x)	17,245	185,243
CSRA, Inc.	6,185	181,159
Fidelity National Information Services, Inc.	12,625	1,005,203
Fiserv, Inc.*	10,170	1,172,703
Fujitsu Ltd.	69,000	422,008
Global Payments, Inc.	7,057	569,359
International Business Machines Corp.	40,445	7,043,091
Mastercard, Inc., Class A	44,810	5,039,780
Nomura Research Institute Ltd.	4,895	180,270
NTT Data Corp.	4,688	222,336
Obic Co. Ltd.	2,410	114,731
Otsuka Corp.	2,000	108,506
Paychex, Inc.	14,655	863,180
PayPal Holdings, Inc.*	50,835	2,186,922
Teradata Corp.*	6,080	189,210
Total System Services, Inc.	7,665	409,771
Visa, Inc., Class A	87,740	7,797,453
Western Union Co. (The)	22,900	466,015
Worldpay Group plc§	66,847	247,405

		38,122,914

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	36,400	529,620
Analog Devices, Inc.	16,676	1,366,598
Applied Materials, Inc.	51,665	2,009,769
ASM Pacific Technology Ltd.	9,000	122,409
ASML Holding NV	13,679	1,815,339
Broadcom Ltd.	16,938	3,708,744
Infineon Technologies AG	42,056	858,947
Intel Corp.	215,955	7,789,496
KLA-Tencor Corp.	7,130	677,849
Lam Research Corp.	7,279	934,332
Microchip Technology, Inc.	9,760	720,093
Micron Technology, Inc.*	47,395	1,369,716
NVIDIA Corp.	23,340	2,542,426
NXP Semiconductors NV*	10,923	1,130,531
Qorvo, Inc.*	5,865	402,104
QUALCOMM, Inc.	68,305	3,916,609
Rohm Co. Ltd.	3,300	219,348
Skyworks Solutions, Inc.	8,742	856,541
STMicroelectronics NV	23,671	361,864
Texas Instruments, Inc.	45,960	3,702,538
Tokyo Electron Ltd.	5,900	644,162
Xilinx, Inc.	11,645	674,129

		36,353,164

Software (1.9%)
Activision Blizzard, Inc.	31,624	1,576,773
Adobe Systems, Inc.*	22,785	2,965,012
Autodesk, Inc.*	10,260	887,182
CA, Inc.	13,505	428,379
Check Point Software Technologies Ltd.*	4,776	490,304
Citrix Systems, Inc.*	7,030	586,232
Dassault Systemes SE	4,777	413,498
Electronic Arts, Inc.*	14,115	1,263,575
Gemalto NV	3,005	167,916
Intuit, Inc.	11,765	1,364,622
Konami Holdings Corp.	3,500	148,545
LINE Corp.(x)*	4,131	158,628
Microsoft Corp.	361,585	23,813,989
Mobileye NV*	6,513	399,898
Nexon Co. Ltd.	6,483	103,013
Nice Ltd.	2,236	150,239
Nintendo Co. Ltd.	4,300	997,849
Oracle Corp.	144,015	6,424,509
Oracle Corp. Japan	1,400	79,978
Red Hat, Inc.*	8,325	720,113
Sage Group plc (The)	40,090	316,692
salesforce.com, Inc.*	28,806	2,376,207
SAP SE	36,499	3,581,438
Symantec Corp.	27,840	854,131
Synopsys, Inc.*	7,119	513,493
Trend Micro, Inc.	4,200	186,742

		50,968,957

Technology Hardware, Storage & Peripherals (1.7%)
Apple, Inc.	247,563	35,564,900
Brother Industries Ltd.	8,700	181,690
Canon, Inc.	39,577	1,233,915
FUJIFILM Holdings Corp.	16,200	632,692
Hewlett Packard Enterprise Co.	78,475	1,859,857
HP, Inc.	78,925	1,411,179
Konica Minolta, Inc.	16,500	147,615
NEC Corp.	96,000	231,097
NetApp, Inc.	13,190	552,002
Ricoh Co. Ltd.	24,000	197,467
Seagate Technology plc	13,540	621,892
Seiko Epson Corp.	10,400	218,967
Western Digital Corp.	12,825	1,058,447
Xerox Corp.	43,505	319,327

		44,231,047

Total Information Technology		234,629,107

Materials (2.5%)
Chemicals (1.6%)
Air Liquide SA	14,439	1,649,718
Air Products & Chemicals, Inc.	8,895	1,203,405
Air Water, Inc.	6,000	110,590
Akzo Nobel NV	9,196	762,554
Albemarle Corp.	5,164	545,525
Arkema SA	2,523	248,913
Asahi Kasei Corp.	47,000	455,942
BASF SE	34,110	3,381,223
CF Industries Holdings, Inc.	10,630	311,991
Chr Hansen Holding A/S	3,673	235,751
Covestro AG§	2,633	202,689
Croda International plc	4,875	217,685
Daicel Corp.	10,000	120,453

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Dow Chemical Co. (The)	51,035	$3,242,763
Eastman Chemical Co.	6,770	547,016
Ecolab, Inc.	12,170	1,525,388
EI du Pont de Nemours & Co.	39,815	3,198,338
EMS-Chemie Holding AG (Registered)	304	177,092
Evonik Industries AG	6,057	197,499
FMC Corp.	6,100	424,499
Frutarom Industries Ltd.	1,423	79,547
Fuchs Petrolub SE (Preference)(q)	2,581	125,913
Givaudan SA (Registered)	343	617,753
Hitachi Chemical Co. Ltd.	3,900	107,895
Incitec Pivot Ltd.	62,657	179,991
International Flavors & Fragrances, Inc.	3,645	483,072
Israel Chemicals Ltd.	18,957	80,590
Johnson Matthey plc	7,188	277,380
JSR Corp.	7,100	119,704
K+S AG (Registered)(x)	7,108	165,230
Kaneka Corp.	10,000	74,373
Kansai Paint Co. Ltd.	8,148	172,943
Koninklijke DSM NV	6,738	455,797
Kuraray Co. Ltd.	13,000	197,108
LANXESS AG	3,399	228,042
Linde AG	6,898	1,148,707
LyondellBasell Industries NV, Class A	15,816	1,442,261
Mitsubishi Chemical Holdings Corp.(x)	50,000	386,868
Mitsubishi Gas Chemical Co., Inc.	6,500	134,986
Mitsui Chemicals, Inc.	34,000	167,969
Monsanto Co.	20,120	2,277,583
Mosaic Co. (The)	16,075	469,069
Nippon Paint Holdings Co. Ltd.	6,000	208,839
Nissan Chemical Industries Ltd.	5,000	145,513
Nitto Denko Corp.	6,200	479,048
Novozymes A/S, Class B	8,565	339,475
Orica Ltd.	13,924	187,228
PPG Industries, Inc.	12,210	1,283,027
Praxair, Inc.	13,030	1,545,358
Sherwin-Williams Co. (The)	3,615	1,121,337
Shin-Etsu Chemical Co. Ltd.	14,500	1,256,068
Sika AG	80	480,008
Solvay SA	2,753	336,422
Sumitomo Chemical Co. Ltd.	58,000	324,046
Symrise AG	4,580	304,590
Syngenta AG (Registered)	3,439	1,517,877
Taiyo Nippon Sanso Corp.	5,000	58,475
Teijin Ltd.	6,800	128,206
Toray Industries, Inc.	54,000	478,739
Umicore SA	3,536	201,436
Yara International ASA	6,596	253,970

		38,801,477

Construction Materials (0.2%)
Boral Ltd.	39,457	176,048
CRH plc	33,970	1,198,431
Fletcher Building Ltd.	25,717	149,990
HeidelbergCement AG	5,527	517,451
Imerys SA	1,330	112,897
James Hardie Industries plc (CDI)	16,549	260,075
LafargeHolcim Ltd. (Registered)*	16,905	999,127
Martin Marietta Materials, Inc.	2,947	643,183
Taiheiyo Cement Corp.	44,000	147,022
Vulcan Materials Co.	6,110	736,133

		4,940,357

Containers & Packaging (0.1%)
Amcor Ltd.	43,010	494,866
Avery Dennison Corp.	4,080	328,848
Ball Corp.	6,490	481,947
International Paper Co.	18,795	954,411
Sealed Air Corp.	8,935	389,387
Toyo Seikan Group Holdings Ltd.	6,065	98,496
WestRock Co.	11,570	601,987

		3,349,942

Metals & Mining (0.6%)
Alumina Ltd.(x)	90,907	124,321
Anglo American plc*	52,076	795,675
Antofagasta plc	14,645	153,120
ArcelorMittal*	68,311	574,686
BHP Billiton Ltd.	119,275	2,190,672
BHP Billiton plc	78,437	1,212,698
Boliden AB	10,158	302,677
Fortescue Metals Group Ltd.	57,819	275,202
Freeport-McMoRan, Inc.*	57,220	764,459
Fresnillo plc	8,210	160,055
Glencore plc*	454,397	1,782,807
Hitachi Metals Ltd.	8,000	112,243
JFE Holdings, Inc.	19,400	332,569
Kobe Steel Ltd.(x)*	11,299	103,115
Maruichi Steel Tube Ltd.	2,100	59,701
Mitsubishi Materials Corp.	4,000	121,081
Newcrest Mining Ltd.	28,466	484,328
Newmont Mining Corp.	24,145	795,819
Nippon Steel & Sumitomo Metal Corp.	30,314	698,423
Norsk Hydro ASA	49,944	290,024
Nucor Corp.	14,515	866,836
Randgold Resources Ltd.	3,480	303,680
Rio Tinto Ltd.	15,754	727,700
Rio Tinto plc	45,944	1,847,493
South32 Ltd.	197,711	416,901
Sumitomo Metal Mining Co. Ltd.	18,000	256,023
thyssenkrupp AG	13,662	334,633
voestalpine AG	4,223	166,238

		16,253,179

Paper & Forest Products (0.0%)
Mondi plc	13,639	329,292
Oji Holdings Corp.	30,000	140,393
Stora Enso OYJ, Class R	20,459	241,828
UPM-Kymmene OYJ	19,822	465,638

		1,177,151

Total Materials		64,522,106

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	4,194	463,521
American Tower Corp. (REIT)	19,355	2,352,406
Apartment Investment & Management Co. (REIT), Class A	7,150	317,103
Ascendas REIT (REIT)	88,000	158,530
AvalonBay Communities, Inc. (REIT)	6,265	1,150,254
Boston Properties, Inc. (REIT)	7,045	932,828
British Land Co. plc (The) (REIT)	36,325	277,621
CapitaLand Commercial Trust (REIT)	76,000	83,940
CapitaLand Mall Trust (REIT)	92,000	129,564
Crown Castle International Corp. (REIT)	15,250	1,440,363

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Daiwa House REIT Investment Corp. (REIT)	51	$132,573
Dexus Property Group (REIT)	35,947	268,318
Digital Realty Trust, Inc. (REIT)	6,688	711,536
Equinix, Inc. (REIT)	3,159	1,264,769
Equity Residential (REIT)	16,660	1,036,585
Essex Property Trust, Inc. (REIT)	3,003	695,285
Extra Space Storage, Inc. (REIT)	5,713	424,990
Federal Realty Investment Trust (REIT)	3,213	428,936
Fonciere Des Regions (REIT)	1,270	106,097
Gecina SA (REIT)	1,528	207,345
GGP, Inc. (REIT)*	26,610	616,820
Goodman Group (REIT)	66,443	392,901
GPT Group (The) (REIT)	66,771	262,717
Hammerson plc (REIT)	29,408	210,387
HCP, Inc. (REIT)	21,250	664,700
Host Hotels & Resorts, Inc. (REIT)	34,345	640,878
ICADE (REIT)	1,377	100,890
Intu Properties plc (REIT)	34,957	122,283
Iron Mountain, Inc. (REIT)	10,988	391,942
Japan Prime Realty Investment Corp. (REIT)	31	120,013
Japan Real Estate Investment Corp. (REIT)	49	259,678
Japan Retail Fund Investment Corp. (REIT)	95	186,365
Kimco Realty Corp. (REIT)	18,900	417,501
Klepierre (REIT)	8,172	317,854
Land Securities Group plc (REIT)	29,364	389,608
Link REIT (REIT)	83,000	581,529
Macerich Co. (The) (REIT)	5,780	372,232
Mid-America Apartment Communities, Inc. (REIT)	5,285	537,696
Mirvac Group (REIT)	137,598	230,223
Nippon Building Fund, Inc. (REIT)	53	289,922
Nippon Prologis REIT, Inc. (REIT)	59	127,878
Nomura Real Estate Master Fund, Inc. (REIT)	148	229,717
Prologis, Inc. (REIT)	23,962	1,243,149
Public Storage (REIT)	6,755	1,478,737
Realty Income Corp. (REIT)	11,434	680,666
Regency Centers Corp. (REIT)	6,858	455,303
Scentre Group (REIT)	197,731	648,075
Segro plc (REIT)	36,922	211,036
Simon Property Group, Inc. (REIT)	14,140	2,432,503
SL Green Realty Corp. (REIT)	4,577	488,000
Stockland (REIT)	89,317	316,625
Suntec REIT (REIT)(x)	89,000	113,886
UDR, Inc. (REIT)	12,195	442,191
Unibail-Rodamco SE (REIT)(x)	3,689	862,252
United Urban Investment Corp. (REIT)	110	168,957
Ventas, Inc. (REIT)	15,339	997,649
Vicinity Centres (REIT)	124,962	270,183
Vornado Realty Trust (REIT)	8,110	813,514
Welltower, Inc. (REIT)	16,240	1,150,117
Westfield Corp. (REIT)	73,316	497,399
Weyerhaeuser Co. (REIT)	34,106	1,158,922

		34,475,462

Real Estate Management & Development (0.4%)
Aeon Mall Co. Ltd.	4,270	67,197
Azrieli Group Ltd.	1,577	83,671
CapitaLand Ltd.	95,000	246,524
CBRE Group, Inc., Class A*	13,290	462,359
Cheung Kong Property Holdings Ltd.	99,968	673,400
City Developments Ltd.	15,000	109,376
Daito Trust Construction Co. Ltd.	2,700	370,938
Daiwa House Industry Co. Ltd.	21,000	602,856
Deutsche Wohnen AG	17,401	572,959
Global Logistic Properties Ltd.	98,949	196,646
Hang Lung Group Ltd.	32,000	136,499
Hang Lung Properties Ltd.	83,000	215,737
Henderson Land Development Co. Ltd.	39,937	247,438
Hongkong Land Holdings Ltd.	43,000	327,230
Hulic Co. Ltd.	11,074	104,145
Hysan Development Co. Ltd.	23,000	104,323
Kerry Properties Ltd.	24,000	83,227
LendLease Group	20,544	244,538
Mitsubishi Estate Co. Ltd.	47,000	857,001
Mitsui Fudosan Co. Ltd.	33,000	703,692
New World Development Co. Ltd.	208,854	256,919
Nomura Real Estate Holdings, Inc.	4,636	73,873
Sino Land Co. Ltd.	114,000	199,792
Sumitomo Realty & Development Co. Ltd.	13,000	336,998
Sun Hung Kai Properties Ltd.	54,000	793,515
Swire Pacific Ltd., Class A	20,000	199,704
Swire Properties Ltd.	43,450	139,214
Swiss Prime Site AG (Registered)*	2,655	233,653
Tokyo Tatemono Co. Ltd.	8,000	105,488
Tokyu Fudosan Holdings Corp.	19,039	103,293
UOL Group Ltd.	17,000	84,705
Vonovia SE	17,048	600,710
Wharf Holdings Ltd. (The)	50,000	429,132
Wheelock & Co. Ltd.	30,000	237,213

		10,203,965

Total Real Estate		44,679,427

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	281,196	11,683,693
Bezeq The Israeli Telecommunication Corp. Ltd.	77,026	138,424
BT Group plc	313,384	1,249,377
CenturyLink, Inc.(x)	24,829	585,220
Deutsche Telekom AG (Registered)	121,582	2,130,383
Elisa OYJ	5,282	186,795
HKT Trust & HKT Ltd.	270,611	348,906
Iliad SA	982	219,629
Inmarsat plc	16,753	178,519
Koninklijke KPN NV	126,869	382,076
Level 3 Communications, Inc.*	13,204	755,533
Nippon Telegraph & Telephone Corp.	25,718	1,097,745
Orange SA	74,091	1,151,222
PCCW Ltd.	157,000	92,525
Proximus SADP	5,649	177,265
SFR Group SA*	3,273	102,968
Singapore Telecommunications Ltd.	296,000	829,110
Spark New Zealand Ltd.	67,954	166,725
Swisscom AG (Registered)(x)	962	443,808
TDC A/S	30,155	155,497
Telecom Italia SpA*	599,872	501,501
Telefonica Deutschland Holding AG	27,616	136,992
Telefonica SA	172,941	1,934,414
Telenor ASA	27,880	464,006
Telia Co. AB	96,485	404,755
Telstra Corp. Ltd.	158,910	565,758
TPG Telecom Ltd.(x)	12,604	67,117
Verizon Communications, Inc.	186,225	9,078,469

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Vivendi SA(x)	38,225	$743,187
Vocus Group Ltd.(x)	19,493	64,336

		36,035,955

Wireless Telecommunication Services (0.3%)
KDDI Corp.	68,123	1,787,976
Millicom International Cellular SA (SDR)	2,455	136,906
NTT DOCOMO, Inc.	51,453	1,198,167
SoftBank Group Corp.	30,746	2,171,248
StarHub Ltd.	21,924	45,138
Tele2 AB, Class B	13,440	128,316
Vodafone Group plc	988,160	2,576,414

		8,044,165

Total Telecommunication Services		44,080,120

Utilities (1.7%)
Electric Utilities (1.0%)
Alliant Energy Corp.	10,444	413,687
American Electric Power Co., Inc. .	22,450	1,507,069
AusNet Services	66,206	85,230
Cheung Kong Infrastructure Holdings Ltd.	25,000	196,230
Chubu Electric Power Co., Inc.	24,000	321,423
Chugoku Electric Power Co., Inc. (The)	10,400	115,088
CLP Holdings Ltd.	61,000	637,747
Contact Energy Ltd.	26,572	94,252
DONG Energy A/S§	6,349	244,816
Duke Energy Corp.	31,439	2,578,311
Edison International	14,895	1,185,791
EDP - Energias de Portugal SA	86,003	291,300
Electricite de France SA	27,081	228,000
Endesa SA	11,796	277,225
Enel SpA	283,174	1,333,425
Entergy Corp.	8,170	620,593
Eversource Energy	14,470	850,547
Exelon Corp.	42,050	1,512,959
FirstEnergy Corp.	19,330	615,081
Fortum OYJ	16,496	260,977
HK Electric Investments & HK Electric Investments Ltd.§	98,446	90,700
Hokuriku Electric Power Co.(x)	6,300	61,116
Iberdrola SA	200,831	1,436,523
Kansai Electric Power Co., Inc. (The)	26,200	321,705
Kyushu Electric Power Co., Inc.	15,900	169,383
Mercury NZ Ltd.	25,996	57,403
NextEra Energy, Inc.	21,040	2,700,904
PG&E Corp.	22,535	1,495,423
Pinnacle West Capital Corp.	5,090	424,404
Power Assets Holdings Ltd.	51,500	443,994
PPL Corp.	30,800	1,151,612
Red Electrica Corp. SA	16,076	308,698
Southern Co. (The)	41,705	2,076,074
SSE plc	37,422	692,038
Terna Rete Elettrica Nazionale SpA	55,984	277,715
Tohoku Electric Power Co., Inc.	16,800	227,561
Tokyo Electric Power Co. Holdings, Inc.*	53,700	210,305
Xcel Energy, Inc.	23,190	1,030,796

		26,546,105

Gas Utilities (0.1%)
APA Group	41,383	283,285
Gas Natural SDG SA	13,007	285,010
Hong Kong & China Gas Co. Ltd.(x)	282,482	564,855
Osaka Gas Co. Ltd.	69,000	262,167
Toho Gas Co. Ltd.	13,633	96,373
Tokyo Gas Co. Ltd.	72,000	327,631

		1,819,321

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	30,130	336,853
Electric Power Development Co. Ltd.	5,500	128,694
Meridian Energy Ltd.	47,591	93,412
NRG Energy, Inc.	14,370	268,719

		827,678

Multi-Utilities (0.6%)
AGL Energy Ltd.	25,057	504,815
Ameren Corp.	11,070	604,311
CenterPoint Energy, Inc.	19,640	541,475
Centrica plc	203,043	552,032
CMS Energy Corp.	12,625	564,843
Consolidated Edison, Inc.	13,430	1,042,974
Dominion Resources, Inc.	27,240	2,113,006
DTE Energy Co.	8,210	838,323
DUET Group	90,357	192,601
E.ON SE	74,312	590,686
Engie SA	54,265	768,778
Innogy SE*§	5,158	194,708
National Grid plc	139,811	1,775,339
NiSource, Inc.	14,595	347,215
Public Service Enterprise Group, Inc.	23,125	1,025,594
RWE AG*	18,175	301,210
SCANA Corp.	6,520	426,082
Sempra Energy	10,770	1,190,085
Suez	12,131	191,597
Veolia Environnement SA	17,784	333,148
WEC Energy Group, Inc.	14,410	873,678

		14,972,500

Water Utilities (0.0%)
American Water Works Co., Inc.	8,128	632,115
Severn Trent plc	8,752	261,195
United Utilities Group plc	25,324	315,222

		1,208,532

Total Utilities		45,374,136

Total Common Stocks (54.8%) (Cost $1,211,571,407)		1,424,797,624

EXCHANGE TRADED FUND:
SPDR S&P MidCap 400 Fund	326,946	102,144,469

Total Exchange Traded Fund (3.9%) (Cost $89,791,272)		102,144,469

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.1%)
FHLB
5.000%, 11/17/17	$6,720,000	6,885,204
FHLMC
0.750%, 1/12/18	970,000	967,129
0.875%, 3/7/18	2,130,000	2,126,212
3.750%, 3/27/19	3,030,000	3,171,958
2.375%, 1/13/22	4,363,000	4,439,253

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA
1.125%, 4/27/17	$1,045,000	$1,045,212
0.875%, 12/20/17	960,000	958,368
1.625%, 11/27/18	4,460,000	4,487,351
1.750%, 6/20/19	4,859,000	4,892,940

Total U.S. Government Agency Securities		28,973,627

U.S. Treasury Obligations (28.3%)
U.S. Treasury Bonds
8.000%, 11/15/21	33,530,000	42,562,144
7.125%, 2/15/23	1,110,000	1,420,106
6.000%, 2/15/26	5,790,000	7,482,896
U.S. Treasury Notes
2.750%, 5/31/17	505,000	506,539
2.500%, 6/30/17	520,000	522,113
4.750%, 8/15/17	1,974,000	2,002,052
0.750%, 10/31/17	3,870,000	3,865,616
2.250%, 11/30/17	4,910,000	4,950,067
2.625%, 1/31/18	5,365,000	5,434,535
3.500%, 2/15/18	1,150,000	1,174,065
2.750%, 2/28/18	5,920,000	6,008,291
2.875%, 3/31/18	2,420,000	2,462,076
1.375%, 9/30/18	2,115,000	2,121,048
3.750%, 11/15/18	1,735,000	1,805,878
1.250%, 11/30/18	26,854,400	26,872,443
1.375%, 12/31/18	11,467,000	11,496,967
2.750%, 2/15/19	7,805,000	8,022,382
1.375%, 2/28/19	3,805,000	3,813,963
1.500%, 3/31/19	22,355,000	22,459,615
3.125%, 5/15/19	39,763,000	41,269,953
3.625%, 8/15/19#	51,867,000	54,616,759
1.500%, 11/30/19	16,945,000	16,971,609
1.250%, 1/31/20	8,450,000	8,396,329
3.625%, 2/15/20	9,258,000	9,817,458
1.125%, 3/31/20	22,333,000	22,074,949
1.375%, 3/31/20	6,140,000	6,113,281
1.500%, 5/31/20	8,715,000	8,693,348
1.625%, 6/30/20	9,955,000	9,963,478
1.625%, 7/31/20	8,735,000	8,735,750
1.375%, 8/31/20	21,510,000	21,315,569
1.375%, 10/31/20	10,075,000	9,964,883
2.625%, 11/15/20	16,025,000	16,546,689
3.625%, 2/15/21	29,105,000	31,159,403
1.125%, 2/28/21	10,065,000	9,820,767
1.250%, 3/31/21	15,535,000	15,216,775
3.125%, 5/15/21	2,430,000	2,556,094
1.375%, 5/31/21	3,943,000	3,873,197
2.125%, 8/15/21	15,585,000	15,768,855
1.125%, 9/30/21	6,424,000	6,215,973
1.250%, 10/31/21	23,318,100	22,667,380
2.000%, 11/15/21	21,755,000	21,855,447
1.875%, 11/30/21	39,811,400	39,769,721
2.000%, 2/15/22	18,097,500	18,172,011
1.750%, 5/15/22	2,015,000	1,993,528
1.625%, 8/15/22	4,960,000	4,857,739
1.625%, 11/15/22	2,585,000	2,525,282
2.000%, 2/15/23	4,365,000	4,341,811
1.750%, 5/15/23	6,680,000	6,534,293
2.500%, 8/15/23	8,760,000	8,937,253
2.750%, 11/15/23	11,415,000	11,819,252
2.750%, 2/15/24	17,216,000	17,813,449
2.375%, 8/15/24	13,500,000	13,606,735
2.250%, 11/15/24	2,390,000	2,384,025
2.000%, 2/15/25	12,485,000	12,209,062
2.125%, 5/15/25	15,425,000	15,193,625
2.000%, 8/15/25#	19,170,000	18,667,087
1.625%, 2/15/26	9,575,000	9,003,268
1.500%, 8/15/26	14,770,200	13,668,551
2.000%, 11/15/26	13,253,700	12,803,592
2.250%, 2/15/27	2,635,000	2,601,651

Total U.S. Treasury Obligations		735,498,677

Total Long-Term Debt Securities (29.4%) (Cost $768,152,988)		764,472,304

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Capital Markets (0.0%)
Deutsche Bank AG* (Cost $—)	51,223	$122,404

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $1,200,088, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $1,224,000.(xx)	$1,200,000	1,200,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $500,045, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $510,001.(xx)	500,000	500,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $2,500,271, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $2,744,966.(xx)	2,500,000	2,500,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $700,055, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $714,001.(xx)	700,000	700,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $498,650, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $508,589.(xx)	498,616	498,616
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $600,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $612,370.(xx)	600,000	600,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $700,048, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $714,431.(xx)	700,000	700,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $500,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $510,036.(xx)	500,000	500,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $4,000,327, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $4,080,333.(xx)	4,000,000	4,000,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $500,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $510,000.(xx)	500,000	500,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $500,032, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $510,000.(xx)	500,000	500,000

Total Repurchase Agreements		12,198,616

Total Short-Term Investments (0.5%) (Cost $12,198,616)		12,198,616

Total Investments (88.6%) (Cost $2,081,714,283)		2,303,735,417
Other Assets Less Liabilities (11.4%)		297,524,108

Net Assets (100%)		$2,601,259,525

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $2,487,852 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $29,006,106.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2017.

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $13,415,601. This was secured by cash collateral of $12,198,616 which was subsequently invested in joint repurchase agreements with a total value of $12,198,616, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,911,502 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 4/15/17-5/15/46.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

SDR — Swedish Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

Australia	1.4%
Austria	0.1
Belgium	0.2
Bermuda	0.0	#
Chile	0.0	#
China	0.0	#
Denmark	0.3
Finland	0.2
France	1.9
Germany	1.8
Hong Kong	0.6
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.4
Jersey	0.0	#
Jordan	0.0	#
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	0.8
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
Spain	0.6
Sweden	0.5
Switzerland	1.7
United Kingdom	3.0
United States	70.0
Cash and Other	11.4

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	715	June-17	$88,820,471	$89,062,188	$241,717
2 Year U.S. Treasury Notes	262	June-17	56,630,344	56,710,719	80,375
5 Year U.S. Treasury Notes	478	June-17	56,188,085	56,273,297	85,212
E-Mini MSCI EAFE Index	12	June-17	1,062,293	1,069,200	6,907
EURO Stoxx 50 Index	2,021	June-17	71,898,228	73,864,656	1,966,428
FTSE 100 Index	422	June-17	38,581,153	38,467,299	(113,854)
Russell 2000 Mini Index	1,520	June-17	104,429,709	105,214,400	784,691

					$3,051,476

Sales
S&P 500 E-Mini Index	840	June-17	$99,256,457	$99,086,400	$170,057
SPI 200 Index	552	June-17	60,433,005	61,656,630	(1,223,625)
TOPIX Index	3	June-17	407,417	407,572	(155)

					$(1,053,723)

					$1,997,753

At March 31, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/15/17	BNP Paribas	38,284	$29,209,743	$29,384,328	$(174,585)
British Pound vs. U.S. Dollar, expiring 6/15/17	Bank of America	4,503	5,651,759	5,604,399	47,360
British Pound vs. U.S. Dollar, expiring 6/15/17	Royal Bank of Scotland	2,829	3,551,010	3,470,398	80,612
British Pound vs. U.S. Dollar, expiring 6/15/17	Royal Bank of Scotland	2,181	2,737,026	2,674,893	62,133
British Pound vs. U.S. Dollar, expiring 6/15/17	UBS AG	4,122	5,173,698	5,144,147	29,551
European Union Euro vs. U.S. Dollar, expiring 6/15/17	Royal Bank of Scotland	21,213	22,708,399	22,613,964	94,435
European Union Euro vs. U.S. Dollar, expiring 6/15/17	UBS AG	6,937	7,426,510	7,534,927	(108,417)
Japanese Yen vs. U.S. Dollar, expiring 6/15/17	Barclays Bank plc	3,020,759	27,210,458	26,283,535	926,923
Japanese Yen vs. U.S. Dollar, expiring 6/15/17	Goldman Sachs International	437,417	3,940,171	3,955,014	(14,843)
Japanese Yen vs. U.S. Dollar, expiring 6/15/17	Goldman Sachs International	833,885	7,511,485	7,539,781	(28,296)
Japanese Yen vs. U.S. Dollar, expiring 6/15/17	Nomura Global Financial	3,462,824	31,192,506	31,181,307	11,199
New Zealand Dollar vs. U.S. Dollar, expiring 6/15/17	Morgan Stanley	6,278	4,392,326	4,375,295	17,031
Swedish Krona vs. U.S. Dollar, expiring 6/15/17	Credit Suisse	108,032	12,099,093	12,134,417	(35,324)

					$907,779

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/15/17	BNP Paribas	30,268	$23,181,165	$23,094,114	$87,051
Australian Dollar vs. U.S. Dollar, expiring 6/15/17	Royal Bank of Scotland	38,284	29,312,487	29,209,744	102,743
British Pound vs. U.S. Dollar, expiring 6/15/17	UBS AG	4,503	5,519,698	5,651,759	(132,061)
British Pound vs. U.S. Dollar, expiring 6/15/17	UBS AG	2,181	2,673,072	2,737,026	(63,954)
European Union Euro vs. U.S. Dollar, expiring 6/15/17	Bank of America	21,213	22,545,883	22,708,399	(162,516)
European Union Euro vs. U.S. Dollar, expiring 6/15/17	Credit Suisse	3,002	3,234,319	3,213,952	20,367
Japanese Yen vs. U.S. Dollar, expiring 6/15/17	UBS AG	3,020,759	26,766,369	27,210,457	(444,088)
Japanese Yen vs. U.S. Dollar, expiring 6/15/17	UBS AG	437,417	3,875,866	3,940,171	(64,305)
New Zealand Dollar vs. U.S. Dollar, expiring 6/15/17	Credit Suisse	6,278	4,401,594	4,392,325	9,269
Norwegian Krone vs. U.S. Dollar, expiring 6/15/17	JPMorgan Chase Bank	26,321	3,074,388	3,067,888	6,500
Swedish Krona vs. U.S. Dollar, expiring 6/15/17	Credit Suisse	108,032	12,354,938	12,099,092	255,846
Swedish Krona vs. U.S. Dollar, expiring 6/15/17	Credit Suisse	126,286	14,239,325	14,143,481	95,844
Swiss Franc vs. U.S. Dollar, expiring 6/15/17	Citibank NA	40,532	40,260,388	40,643,019	(382,631)

					$(671,935)

					$235,844

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$117,839,040	$58,464,049	$—		$176,303,089
Consumer Staples	87,937,018	55,141,752	—		143,078,770
Energy	60,225,395	24,084,769	—		84,310,164
Financials	136,867,967	102,924,921	—	(a)	239,792,888
Health Care	131,687,920	50,781,185	—		182,469,105
Industrials	97,643,369	67,915,343	—		165,558,712
Information Technology	208,963,459	25,665,648	—		234,629,107
Materials	26,183,644	38,338,462	—		64,522,106
Real Estate	26,990,684	17,688,743	—		44,679,427
Telecommunication Services	22,102,915	21,977,205	—		44,080,120
Utilities	28,968,525	16,405,611	—		45,374,136
Exchange Traded Funds	102,144,469	—	—		102,144,469
Forward Currency Contracts	—	1,846,864	—		1,846,864
Futures	3,335,387	—	—		3,335,387
Rights
Financials	—	122404	—		122,404
Short-Term Investments
Repurchase Agreements	—	12,198,616	—		12,198,616
U.S. Government Agency Securities	—	28,973,627	—		28,973,627
U.S. Treasury Obligations	—	735,498,677	—		735,498,677

Total Assets	$1,050,889,792	$1,258,027,876	$—		$2,308,917,668

Liabilities:
Forward Currency Contracts	$—	$(1,611,020)	$—		$(1,611,020)
Futures	(1,337,634)	—	—		(1,337,634)

Total Liabilities	$(1,337,634)	$(1,611,020)	$—		$(2,948,654)

Total	$1,049,552,158	$1,256,416,856	$—		$2,305,969,014

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$274,373,346
Aggregate gross unrealized depreciation	(53,223,728)

Net unrealized appreciation	$221,149,618

Federal income tax cost of investments	$2,082,585,799

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.3%)
ARI Fleet Lease Trust,
Series 2014-A A2
0.810%, 11/15/22§	$23,314	$23,309
BMW Floorplan Master Owner Trust,
Series 2015-1A A
1.412%, 7/15/20(l)§	5,074,000	5,076,669
Chrysler Capital Auto Receivables Trust,
Series 2015-BA A3
1.910%, 3/16/20§	4,116,000	4,126,994
CNH Equipment Trust,
Series 2014-B A4
1.610%, 5/17/21	3,386,769	3,389,759
CPS Auto Receivables Trust,
Series 2013-B A
1.820%, 9/15/20§	687,112	687,223
Series 2014-B A
1.110%, 11/15/18§	117,054	117,037
Dell Equipment Finance Trust,
Series 2015-1 A3
1.300%, 3/23/20(b)§	831,716	831,632
Delta Air Lines Pass-Through Trust,
Series 2009-1 A
7.750%, 12/17/19	35,269	38,754
Drive Auto Receivables Trust,
Series 2016-CA A3
1.670%, 11/15/19(b)§	2,327,000	2,327,722
Series 2017-BA A1
1.200%, 4/16/18(b)§	4,900,000	4,900,343
Exeter Automobile Receivables Trust,
Series 2016-3A A
1.840%, 11/16/20(b)§	1,282,153	1,278,284
First National Master Note Trust,
Series 2015-1 A
1.682%, 9/15/20(l)	3,200,000	3,206,872
Flagship Credit Auto Trust,
Series 2016-3 A1
1.610%, 12/15/19(b)§	3,039,283	3,033,192
Ford Credit Auto Owner Trust,
Series 2013-A D
1.860%, 8/15/19	3,803,000	3,803,074
GMF Floorplan Owner Revolving Trust,
Series 2015-1 A1
1.650%, 5/15/20§	2,831,960	2,831,802
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3
1.410%, 6/15/20	2,539,978	2,539,372
Hertz Fleet Lease Funding LP,
Series 2013-3 A
1.408%, 12/10/27(l)§	245,058	245,067
Series 2014-1 A
1.258%, 4/10/28(l)§	1,327,855	1,327,965
Hyundai Auto Lease Securitization Trust,
Series 2015-B A3
1.400%, 11/15/18§	2,533,507	2,534,031
Marlette Funding Trust,
Series 2017-1A A
2.827%, 3/15/24(b)§	1,800,000	1,801,303
Mercedes Benz Auto Lease Trust,
Series 2015-B A3
1.340%, 7/16/18	3,121,000	3,120,968
Porsche Innovative Lease Owner Trust,
Series 2015-1 A4
1.430%, 5/21/21§	5,823,000	5,821,788
Santander Drive Auto Receivables Trust,
Series 2013-2 E
2.980%, 4/15/20§	3,849,000	3,856,954
SoFi Consumer Loan Program LLC,
Series 2016-2 A
3.090%, 10/27/25§	1,423,946	1,422,816
Series 2017-2 A
3.280%, 2/25/26§	2,500,000	2,488,813
Synchrony Credit Card Master Note Trust,
Series 2012-2 A
2.220%, 1/15/22	5,784,000	5,832,631
Volkswagen Credit Auto Master Trust,
Series 2014-1A A1
1.328%, 7/22/19(l)§	1,700,000	1,700,263
Series 2014-1A A2
1.400%, 7/22/19§	2,430,000	2,417,965
Volvo Financial Equipment LLC,
Series 2015-1A A3
1.510%, 6/17/19§	4,243,019	4,243,757
Wells Fargo Dealer Floorplan Master Note Trust,
Series 2015-1 A
1.478%, 1/20/20(l)	4,974,000	4,982,772
World Financial Network Credit Card Master Trust,
Series 2015-A A
1.392%, 2/15/22(l)	3,297,000	3,306,646

Total Asset-Backed Securities		83,315,777

Collateralized Mortgage Obligations (8.8%)
Bellemeade Re II Ltd.,
Series 2016-1A M2A
5.482%, 4/25/26(b)(l)§	1,490,840	1,495,095

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC,
Series 3017 CF
1.212%, 8/15/25(l)	$46,510	$46,541
Series 3305 FT
1.312%, 7/15/34(l)	158,802	158,684
Series 3349 FE
1.402%, 7/15/37(l)	2,778,598	2,791,224
Series 3807 FM
1.412%, 2/15/41(l)	109,991	110,564
Series 3927 FH
1.362%, 9/15/41(l)	192,434	192,519
Series 4029 LD
1.750%, 1/15/27	7,502,472	7,366,588
Series 4087 FB
1.382%, 7/15/42(l)	2,634,198	2,629,533
Series 4286 VF
1.362%, 12/15/43(l)	2,508,690	2,499,384
Series 4350 KF
1.134%, 1/15/39(l)	2,178,713	2,167,546
Series 4457 BA
3.000%, 7/15/39	11,180,661	11,413,192
Series 4459 CA
5.000%, 12/15/34	5,354,763	5,624,807
Series 4459 DA
5.500%, 10/15/35	4,348,664	4,439,078
Series 4483 A
3.000%, 12/15/29	9,943,585	10,155,204
Series 4486 JN
2.000%, 11/15/24	12,516,360	12,471,782
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-HQ1 M2
3.482%, 8/25/24(l)	1,099,066	1,115,505
Series 2014-HQ2 M1
2.432%, 9/25/24(l)	1,080,895	1,084,179
Series 2015-DNA3 M2
3.832%, 4/25/28(l)	983,231	1,019,530
Series 2015-HQ1 M2
3.182%, 3/25/25(l)	1,108,235	1,123,882
Series 2015-HQ2 M2
2.932%, 5/25/25(l)	3,500,000	3,584,253
Series 2015-HQA1 M2
3.632%, 3/25/28(l)	3,894,985	3,989,719
Series 2016-DNA2 M1
2.232%, 10/25/28(l)	677,104	678,812
Series 2016-DNA3 M1
2.082%, 12/25/28(l)	1,501,686	1,506,665
Series 2016-DNA4 M1
1.782%, 3/25/29(l)	886,244	888,006
Series 2016-HQA1 M1
2.732%, 9/25/28(l)	2,041,192	2,054,109
Series 2016-HQA2 M2
3.232%, 11/25/28(l)	2,574,000	2,649,541
Series 2017-DNA1 M1
2.182%, 7/25/29(l)	827,525	830,258
FNMA,
Series 2006-42 CF
1.432%, 6/25/36(l)	153,658	154,062
Series 2007-109 GF
1.662%, 12/25/37(l)	212,393	214,853
Series 2007-114 A6
1.182%, 10/27/37(l)	4,073	4,065
Series 2011-53 FT
1.562%, 6/25/41(l)	488,144	491,983
Series 2011-86 KF
1.532%, 9/25/41(l)	457,844	460,492
Series 2011-86 NF
1.532%, 9/25/41(l)	239,713	241,135
Series 2012-65 FA
1.432%, 6/25/42(l)	157,000	156,887
Series 2013-121 FA
1.382%, 12/25/43(l)	1,808,725	1,808,200
Series 2014-49 AF
1.104%, 8/25/44(l)	7,845,296	7,801,343
Series 2014-54 LA
3.000%, 2/25/44	2,840,344	2,890,038
Series 2014-C01 M1
2.582%, 1/25/24(l)	490,210	494,500
Series 2015-72 PC
3.000%, 10/25/43	9,180,859	9,288,578
Series 2015-C03 1M1
2.482%, 7/25/25(l)	37,859	37,869
Series 2016-C03 1M1
2.982%, 10/25/28(l)	4,085,556	4,148,428
Series 2016-C03 2M1
3.182%, 10/25/28(l)	3,518,579	3,561,445
Series 2016-C04 1M1
2.432%, 1/25/29(l)	1,406,686	1,420,555
Series 2016-C05 2M1
2.332%, 1/25/29(l)	1,233,826	1,240,483
Series 2016-C06 1M1
2.282%, 4/25/29(l)	4,155,006	4,185,843
Series 2016-C07 2M1
2.282%, 4/25/29(l)	1,775,725	1,784,138
Series 2017-C01 1M1
2.282%, 7/25/29(l)	2,401,847	2,412,147
Series 2017-C02 2M1
2.127%, 9/25/29(l)	2,239,151	2,241,268
FNMA Connecticut Avenue Securities,
Series 2015-C02 2M1
1.978%, 5/25/25(l)	57,996	58,007
NCUA Guaranteed Notes Trust,
Series 2010-R3 1A
1.337%, 12/8/20(l)	6,016,321	6,042,642
Series 2010-R3 2A
1.337%, 12/8/20(l)	671,936	674,981
Series 2011-R4 1A
1.234%, 3/6/20(l)	185,699	185,764
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 1M1
3.732%, 11/25/25(b)(l)§	485,374	485,425
Series 2015-WF1 2M1
3.832%, 11/25/25(b)(l)§	835,804	835,969

Total Collateralized Mortgage Obligations		137,407,300

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Mortgage-Backed Securities (1.3%)
CGBAM Commercial Mortgage Trust,
Series 2016-IMC A
2.843%, 11/15/21(l)§	$1,470,000	$1,472,783
GS Mortgage Securities Trust,
Series 2007-GG10 A4
5.949%, 8/10/45(l)	948,254	949,409
Series 2013-GC14 A1
1.217%, 8/10/46	531,159	530,797
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2004-LN2 A1A
4.838%, 7/15/41(b)(l)§	651,435	650,921
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D
5.000%, 7/15/56	1,550,000	1,535,003
Series 2015-XLF2 AFSA
2.782%, 8/15/26(b)(l)§	1,353,451	1,348,952
Series 2015-XLF2 SNMA
2.862%, 11/15/26(b)(l)§	1,530,749	1,536,181
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10 A4A
5.949%, 8/12/45(l)§	57,800	57,806
Resource Capital Corp. Ltd.,
Series 2014-CRE2 A
1.993%, 4/15/32(l)§	417,857	417,718
Starwood Retail Property Trust,
Series 2014-STAR A
2.132%, 11/15/27(b)(l)§	5,141,906	5,101,143
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26 A1A
6.009%, 6/15/45(l)	113,680	113,502
WF-RBS Commercial Mortgage Trust,
Series 2011-C2 C
5.392%, 2/15/44(l)§	1,985,000	2,119,490
Series 2012-C9 A1
0.673%, 11/15/45	3,508	3,504
Series 2014-C24 A2
2.863%, 11/15/47	3,800,000	3,870,042

Total Commercial Mortgage-Backed Securities		19,707,251

Corporate Bonds (4.8%)
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
McDonald’s Corp.
5.350%, 3/1/18	127,000	131,423

Media (0.0%)
NBCUniversal Enterprise, Inc.
1.707%, 4/15/18(l)§	306,000	307,810

Multiline Retail (0.0%)
Nordstrom, Inc.
6.250%, 1/15/18	123,000	127,305

Total Consumer Discretionary		566,538

Consumer Staples (0.4%)
Beverages (0.1%)
Diageo Capital plc
5.750%, 10/23/17	92,000	94,156
Molson Coors Brewing Co.
2.250%, 3/15/20(b)§	1,520,000	1,520,207

		1,614,363

Food & Staples Retailing (0.3%)
Kroger Co. (The)
6.150%, 1/15/20	3,510,000	3,870,495

Food Products (0.0%)
Campbell Soup Co.
3.050%, 7/15/17	31,000	31,140

Total Consumer Staples		5,515,998

Energy (0.6%)
Energy Equipment & Services (0.5%)
Schlumberger Holdings Corp.
1.900%, 12/21/17§	8,210,000	8,226,139

Oil, Gas & Consumable Fuels (0.1%)
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	305,424
Energy Transfer Partners LP
9.700%, 3/15/19	69,000	78,642
EOG Resources, Inc.
6.875%, 10/1/18	31,000	33,233
Marathon Oil Corp.
5.900%, 3/15/18	71,000	73,499
Nexen Energy ULC
6.200%, 7/30/19	25,000	27,100

		517,898

Total Energy		8,744,037

Financials (3.5%)
Banks (2.0%)
Citigroup, Inc.
1.754%, 11/24/17(l)	4,105,000	4,117,756
Huntington National Bank (The)
2.375%, 3/10/20	4,715,000	4,734,535
ING Groep NV
3.150%, 3/29/22	3,156,000	3,159,269
Manufacturers & Traders Trust Co.
2.300%, 1/30/19	4,680,000	4,721,623
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19	4,883,000	4,878,983
SunTrust Bank
7.250%, 3/15/18	154,000	161,708
US Bancorp
1.529%, 11/15/18(l)	3,195,000	3,211,068
Wells Fargo & Co.
2.125%, 4/22/19	2,194,000	2,201,537
3.069%, 1/24/23	3,081,000	3,095,440

		30,281,919

Capital Markets (0.3%)
Morgan Stanley
5.950%, 12/28/17	184,000	189,727
1.875%, 1/5/18	4,112,000	4,118,184
Thomson Reuters Corp.
6.500%, 7/15/18	122,000	129,052

		4,436,963

Consumer Finance (0.9%)
Caterpillar Financial Services Corp.
2.100%, 1/10/20	3,900,000	3,902,400
General Motors Financial Co., Inc.
3.150%, 1/15/20	3,800,000	3,861,837

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Harley-Davidson Financial Services, Inc.
2.250%, 1/15/19§	$6,570,000	$6,595,260

		14,359,497

Diversified Financial Services (0.3%)
Hertz Vehicle Financing II LP
2.730%, 3/25/21§	4,695,000	4,687,917
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	31,000	31,969

		4,719,886

Insurance (0.0%)
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	34,175

Total Financials		53,832,440

Industrials (0.0%)
Aerospace & Defense (0.0%)
Goodrich Corp.
4.875%, 3/1/20	31,000	32,876

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
5.750%, 9/15/17	11,000	11,183

Road & Rail (0.0%)
Norfolk Southern Corp.
7.700%, 5/15/17	61,000	61,425
5.750%, 4/1/18	154,000	159,954

		221,379

Total Industrials		265,438

Materials (0.0%)
Chemicals (0.0%)
Monsanto Co.
5.125%, 4/15/18	31,000	31,911

Construction Materials (0.0%)
CRH America, Inc.
8.125%, 7/15/18	31,000	33,428

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	33,324

Total Materials		98,663

Real Estate (0.0%)
Equity Real Estate Investment Trusts (REITs) (0.0%)
American Tower Corp. (REIT)
4.500%, 1/15/18	95,000	96,860

Total Real Estate		96,860

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
5.800%, 2/15/19	4,355,000	4,645,984

Total Telecommunication Services		4,645,984

Utilities (0.0%)
Electric Utilities (0.0%)
Duke Energy Florida LLC
4.550%, 4/1/20	15,000	16,087
PacifiCorp
5.650%, 7/15/18	154,000	161,736

		177,823

Gas Utilities (0.0%)
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	154,000	153,999

Total Utilities		331,822

Total Corporate Bonds		74,097,780

Foreign Government Securities (2.2%)
Federative Republic of Brazil
8.000%, 1/15/18	42,667	44,212
5.875%, 1/15/19	305,000	326,350
Iraq Government AID Bond
2.149%, 1/18/22	10,289,000	10,302,666
Kingdom of Jordan
2.578%, 6/30/22	5,000,000	5,078,000
Oesterreichische Kontrollbank AG
5.000%, 4/25/17	2,854,000	2,860,150
Republic of Korea
7.125%, 4/16/19	154,000	169,524
Republic of Panama
5.200%, 1/30/20	462,000	498,960
State of Israel
5.125%, 3/26/19	138,000	146,970
Ukraine Government AID Bonds
1.471%, 9/29/21	14,700,000	14,314,860
United Mexican States
5.950%, 3/19/19	307,000	330,793

Total Foreign Government Securities		34,072,485

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	20,752
Board of Regents of the University of Texas System, Revenue Bonds, Series 2010C
4.794%, 8/15/46	55,000	63,459
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	61,000	76,271
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	31,000	34,102
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	123,000	152,894
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	38,000	42,345
6.395%, 1/1/40	21,000	28,005
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	11,000	14,509

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	$38,000	$48,538
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	92,000	111,536
City of New York, General Obligation Bonds, Series 2009-A1
5.206%, 10/1/31	46,000	53,316
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	77,000	95,759
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881%, 7/1/42	61,000	67,248
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	31,000	43,079
6.750%, 8/1/49	61,000	88,725
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755%, 7/1/29	31,000	37,879
5.750%, 7/1/34	77,000	95,279
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	46,000	60,841
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	31,000	40,478
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	38,000	42,657
7.055%, 4/1/57	61,000	66,991
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192%, 8/1/40	45,000	51,591
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	23,000	30,688
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	31,000	39,631
6.648%, 11/15/39	31,000	41,048
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	89,000	126,075
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	33,712
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718%, 1/1/49	88,000	123,952
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	61,000	70,798
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	69,000	83,714
5.561%, 12/1/49	92,000	111,953
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	31,000	37,829
6.918%, 4/1/40	31,000	42,150
7.043%, 4/1/50	61,000	88,132
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2
6.263%, 4/1/49	92,000	125,569
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	61,000	86,066
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	31,000	33,641
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	31,000	36,446
5.600%, 3/15/40	31,000	38,133
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	18,000	21,876
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	61,000	75,329
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	31,000	36,123
5.140%, 8/1/40	31,000	37,026

Total Municipal Bonds		2,656,145

Supranational (0.0%)
Corp. Andina de Fomento
8.125%, 6/4/19	46,000	51,497
European Investment Bank
5.125%, 5/30/17	399,000	401,453

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Inter-American Development Bank
3.875%, 2/14/20	$307,000	$325,589

Total Supranational		778,539

U.S. Government Agency Securities (16.1%)
FHLB
4.875%, 5/17/17	461,000	463,276
5.000%, 11/17/17	5,859,000	6,003,037
1.000%, 12/19/17	66,445,000	66,386,389
5.500%, 7/15/36	92,000	121,969
FHLMC
1.000%, 12/15/17	172,485,000	172,395,187
FNMA
1.000%, 9/20/17	4,587,000	4,587,282

Total U.S. Government Agency Securities		249,957,140

U.S. Treasury Obligations (49.9%)
U.S. Treasury Notes
0.500%, 4/30/17	10,042,300	10,039,476
2.625%, 7/15/17 TIPS(l)	30,606,625	31,044,786
0.875%, 10/15/17	50,000,000	49,979,100
0.750%, 10/31/17	180,000,000	179,796,096
1.875%, 10/31/17	80,665,000	81,078,094
0.875%, 11/15/17	210,000,000	209,892,543
0.625%, 11/30/17	100,000,000	99,767,190
0.875%, 11/30/17	58,000,000	57,957,405
0.125%, 4/15/18 TIPS(l)	26,258,798	26,474,884
0.125%, 4/15/19 TIPS(l)	30,671,074	31,114,038

Total U.S. Treasury Obligations		777,143,612

Total Long-Term Debt Securities (88.6%) (Cost $1,380,814,404)		1,379,136,029

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	11,987,920	11,991,516

	Principal Amount	Value (Note 1)
U.S. Government Agency Securities (10.1%)
FFCB
0.92%, 10/18/17(o)(p)	$50,000,000	49,743,100
FHLB
0.76%, 7/7/17(o)(p)	25,000,000	24,948,268
0.91%, 9/22/17(o)(p)	50,000,000	49,779,210
FHLMC
0.80%, 7/20/17(o)(p)	33,000,000	32,918,879

Total U.S. Government Agency Securities		157,389,457

Total Short-Term Investments (10.9%) (Cost $169,478,172)		169,380,973

Total Investments (99.5%) (Cost $1,550,292,576)		1,548,517,002
Other Assets Less Liabilities (0.5%)		7,115,639

Net Assets (100%)		$1,555,632,641

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $90,107,744 or 5.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2017, the market value of these securities amounted to $27,146,369 or 1.7% of net assets.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2017.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2017.

(p)	Yield to maturity.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Notes	528	June-17	$114,125,271	$114,287,250	$161,979

Sales
10 Year U.S. Treasury Notes	97	June-17	$12,048,239	$12,082,563	$(34,324)
5 Year U.S. Treasury Notes	425	June-17	49,956,832	50,033,789	(76,957)

					$(111,281)

					$50,698

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$83,315,777	$—	$83,315,777
Collateralized Mortgage Obligations	—	137,407,300	—	137,407,300
Commercial Mortgage-Backed Securities	—	19,707,251	—	19,707,251
Corporate Bonds
Consumer Discretionary	—	566,538	—	566,538
Consumer Staples	—	5,515,998	—	5,515,998
Energy	—	8,744,037	—	8,744,037
Financials	—	53,832,440	—	53,832,440
Industrials	—	265,438	—	265,438
Materials	—	98,663	—	98,663
Real Estate	—	96,860	—	96,860
Telecommunication Services	—	4,645,984	—	4,645,984
Utilities	—	331,822	—	331,822
Foreign Government Securities	—	34,072,485	—	34,072,485
Futures	161,979	—	—	161,979
Municipal Bonds	—	2,656,145	—	2,656,145
Supranational	—	778,539	—	778,539
U.S. Government Agency Securities	—	249,957,140	—	249,957,140
U.S. Treasury Obligations	—	777,143,612	—	777,143,612
Short-Term Investments
Investment Companies	11,991,516	—	—	11,991,516
U.S. Government Agency Securities	—	157,389,457	—	157,389,457

Total Assets	$12,153,495	$1,536,525,486	$—	$1,548,678,981

Liabilities:
Futures	$(111,281)	$—	$—	$(111,281)

Total Liabilities	$(111,281)	$—	$—	$(111,281)

Total	$12,042,214	$1,536,525,486	$—	$1,548,567,700

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,341,839
Aggregate gross unrealized depreciation	(3,137,743)

Net unrealized depreciation	$(1,795,904)

Federal income tax cost of investments	$1,550,312,906

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.3%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$884,538
Cooper Tire & Rubber Co.	31,400	1,392,590
Cooper-Standard Holdings, Inc.*	8,700	965,091
Dana, Inc.	81,100	1,566,041
Dorman Products, Inc.*	14,000	1,149,820
Fox Factory Holding Corp.*	11,500	330,050
Gentherm, Inc.*	19,800	777,150
Horizon Global Corp.*	10,200	141,576
LCI Industries	13,600	1,357,280
Modine Manufacturing Co.*	23,400	285,480
Motorcar Parts of America, Inc.*	8,000	245,840
Standard Motor Products, Inc.	10,800	530,712
Superior Industries International, Inc.	12,200	309,270
Tenneco, Inc.	30,100	1,878,842
Tower International, Inc.	8,800	238,480

		12,052,760

Automobiles (0.0%)
Winnebago Industries, Inc.	16,200	473,850

Distributors (0.1%)
Core-Mark Holding Co., Inc.	27,600	860,844
Weyco Group, Inc.	3,900	109,512

		970,356

Diversified Consumer Services (2.1%)
American Public Education, Inc.*	3,450	79,005
Ascent Capital Group, Inc., Class A*	7,800	110,214
Bright Horizons Family Solutions, Inc.*	225,655	16,357,731
Capella Education Co.	6,550	556,914
Career Education Corp.*	34,500	300,150
Chegg, Inc.(x)*	41,600	351,104
DeVry Education Group, Inc.	34,900	1,237,205
Grand Canyon Education, Inc.*	256,828	18,391,453
Houghton Mifflin Harcourt Co.*	69,300	703,395
K12, Inc.*	16,200	310,230
Regis Corp.*	22,110	259,129
Sotheby’s(x)*	28,700	1,305,276
Strayer Education, Inc.	5,800	466,842

		40,428,648

Hotels, Restaurants & Leisure (5.3%)
Belmond Ltd., Class A*	43,700	528,770
Biglari Holdings, Inc.*	770	332,625
BJ’s Restaurants, Inc.*	11,800	476,720
Bloomin’ Brands, Inc.	51,100	1,008,203
Bob Evans Farms, Inc.	13,000	843,310
Boyd Gaming Corp.*	39,200	862,792
Buffalo Wild Wings, Inc.*	80,648	12,318,982
Caesars Acquisition Co., Class A*	23,900	368,060
Caesars Entertainment Corp.(x)*	40	382
Carrols Restaurant Group, Inc.*	16,500	233,475
Cheesecake Factory, Inc. (The)	22,000	1,393,920
Churchill Downs, Inc.	7,300	1,159,605
Chuy’s Holdings, Inc.*	7,400	220,520
ClubCorp Holdings, Inc.	33,700	540,885
Cracker Barrel Old Country Store, Inc.(x)	10,000	1,592,500
Dave & Buster’s Entertainment, Inc.*	222,784	13,609,875
Del Frisco’s Restaurant Group, Inc.*	7,800	140,790
Denny’s Corp.*	52,112	644,625
DineEquity, Inc.	11,300	614,946
Fiesta Restaurant Group, Inc.*	14,300	346,060
ILG, Inc.	60,613	1,270,448
International Speedway Corp., Class A	12,900	476,655
Isle of Capri Casinos, Inc.*	7,500	197,700
J Alexander’s Holdings, Inc.*	5,682	57,104
Jack in the Box, Inc.	16,700	1,698,724
La Quinta Holdings, Inc.*	51,300	693,576
Marcus Corp. (The)	7,400	237,540
Marriott Vacations Worldwide Corp.	11,700	1,169,181
Monarch Casino & Resort, Inc.*	12,000	354,480
Panera Bread Co., Class A(x)*	55,710	14,588,778
Papa John’s International, Inc.	14,166	1,133,847
Penn National Gaming, Inc.*	49,900	919,657
Pinnacle Entertainment, Inc.*	31,700	618,784
Planet Fitness, Inc., Class A	723,124	13,934,599
Red Robin Gourmet Burgers, Inc.*	9,600	561,120
Red Rock Resorts, Inc., Class A	15,700	348,226
Ruth’s Hospitality Group, Inc.	10,200	204,510
Scientific Games Corp., Class A*	26,200	619,630
SeaWorld Entertainment, Inc.	37,500	685,125
Shake Shack, Inc., Class A(x)*	7,700	257,180
Sonic Corp.	27,700	702,472
Speedway Motorsports, Inc.	4,400	82,896
Texas Roadhouse, Inc.	36,700	1,634,251
Vail Resorts, Inc.	101,530	19,483,607
Zoe’s Kitchen, Inc.(x)*	6,000	111,000

		99,278,135

Household Durables (0.6%)
AV Homes, Inc.(x)*	2,900	47,705
Cavco Industries, Inc.*	4,800	558,720
Ethan Allen Interiors, Inc.	14,900	456,685
GoPro, Inc., Class A(x)*	52,700	458,490
Helen of Troy Ltd.*	15,200	1,431,839
Installed Building Products, Inc.*	10,400	548,600
iRobot Corp.(x)*	14,119	933,831
KB Home(x)	55,200	1,097,376
La-Z-Boy, Inc.	25,600	691,200
Libbey, Inc.	11,300	164,754
Lifetime Brands, Inc.	4,300	86,430
M/I Homes, Inc.*	12,800	313,600
MDC Holdings, Inc.	28,245	848,762
Meritage Homes Corp.*	23,900	879,520
NACCO Industries, Inc., Class A	500	34,900
Taylor Morrison Home Corp., Class A*	16,700	356,044
TopBuild Corp.*	20,100	944,700
TRI Pointe Group, Inc.*	94,175	1,180,955
Universal Electronics, Inc.*	9,500	650,750
ZAGG, Inc.*	3,700	26,640

		11,711,501

Internet & Direct Marketing Retail (0.7%)
1-800-Flowers.com, Inc., Class A*	2,400	24,480
Etsy, Inc.*	54,800	582,524
Expedia, Inc.	66,344	8,370,623
FTD Cos., Inc.*	8,160	164,342
HSN, Inc.	19,600	727,160
Lands’ End, Inc.(x)*	1,500	32,175
Liberty TripAdvisor Holdings, Inc., Class A*	41,000	578,100
Nutrisystem, Inc.	15,100	838,050
Shutterfly, Inc.*	20,600	994,774
Wayfair, Inc., Class A(x)*	16,500	668,085

		12,980,313

Leisure Products (0.1%)
American Outdoor Brands Corp.(x)*	28,200	558,642
Callaway Golf Co.	47,000	520,290
Marine Products Corp.	26,000	282,620
Nautilus, Inc.*	13,200	240,900

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

.	Number of Shares	Value (Note 1)
Sturm Ruger & Co., Inc.(x)	12,800	$685,440

		2,287,892

Media (1.5%)
AMC Entertainment Holdings, Inc., Class A	26,562	835,375
Entercom Communications Corp., Class A	9,200	131,560
Entravision Communications Corp., Class A	31,400	194,680
Eros International plc(x)*	12,300	126,690
EW Scripps Co. (The), Class A*	40,165	941,468
Gannett Co., Inc.	61,400	514,532
Global Eagle Entertainment, Inc.*	5,500	17,545
Gray Television, Inc.*	29,100	421,950
IMAX Corp.*	430,400	14,633,599
Liberty Media Corp-Liberty Braves, Class A*	500	11,970
Liberty Media Corp-Liberty Braves, Class C*	16,500	390,225
Liberty Media Corp-Liberty Formula One, Class A*	10,000	327,000
Liberty Media Corp-Liberty Formula One, Class C*	24,100	823,015
Loral Space & Communications, Inc.*	7,400	291,560
MDC Partners, Inc., Class A(x)	24,850	233,590
Meredith Corp.	20,100	1,298,460
MSG Networks, Inc., Class A*	31,100	726,185
National CineMedia, Inc.	36,100	455,943
New Media Investment Group, Inc.	26,000	369,460
New York Times Co. (The), Class A	75,400	1,085,760
Nexstar Media Group, Inc., Class A	25,006	1,754,171
Scholastic Corp.	13,300	566,181
Sinclair Broadcast Group, Inc., Class A	36,300	1,470,150
Time, Inc.	52,400	1,013,940
World Wrestling Entertainment, Inc., Class A(x)	18,900	419,958

		29,054,967

Multiline Retail (0.8%)
Big Lots, Inc.(x)	23,200	1,129,376
Fred’s, Inc., Class A(x)	19,700	258,070
Ollie’s Bargain Outlet Holdings, Inc.*	399,295	13,376,383
Tuesday Morning Corp.*	2,700	10,125

		14,773,954

Specialty Retail (4.2%)
Aaron’s, Inc.	34,300	1,020,082
Abercrombie & Fitch Co., Class A(x)	38,100	454,533
American Eagle Outfitters, Inc.	87,000	1,220,610
Asbury Automotive Group, Inc.*	11,400	685,140
Ascena Retail Group, Inc.(x)*	97,264	414,345
Barnes & Noble Education, Inc.*	8,647	82,925
Barnes & Noble, Inc.	24,600	227,550
Buckle, Inc. (The)(x)	20,300	377,580
Burlington Stores, Inc.*	161,360	15,698,713
Caleres, Inc.	20,300	536,326
Cato Corp. (The), Class A	17,800	390,888
Chico’s FAS, Inc.	78,600	1,116,120
Children’s Place, Inc. (The)	9,845	1,181,892
Conn’s, Inc.(x)*	2,100	18,375
Destination XL Group, Inc.*	32,000	91,200
DSW, Inc., Class A	35,100	725,868
Express, Inc.*	49,200	448,212
Finish Line, Inc. (The), Class A(x)	21,900	311,637
Five Below, Inc.*	358,679	15,534,387
Francesca’s Holdings Corp.*	25,600	392,960
Genesco, Inc.*	10,800	598,860
GNC Holdings, Inc., Class A(x)	35,800	263,488
Group 1 Automotive, Inc.	12,800	948,224
Guess?, Inc.(x)	39,000	434,850
Haverty Furniture Cos., Inc.	2,000	48,700
Hibbett Sports, Inc.*	11,848	349,516
Lithia Motors, Inc., Class A	159,470	13,658,606
MarineMax, Inc.*	2,600	56,290
Monro Muffler Brake, Inc.	18,650	971,665
Office Depot, Inc.	288,900	1,347,719
Pier 1 Imports, Inc.	32,000	229,120
Rent-A-Center, Inc.(x)	23,200	205,784
RH(x)*	18,600	860,436
Select Comfort Corp.*	32,100	795,759
Shoe Carnival, Inc.	1,350	33,170
Sonic Automotive, Inc., Class A	14,400	288,720
Tailored Brands, Inc.	28,000	418,320
Tile Shop Holdings, Inc.	17,000	327,250
Tractor Supply Co.	34,190	2,358,084
Ulta Beauty, Inc.*	45,352	12,935,751
Vitamin Shoppe, Inc.*	10,100	203,515
West Marine, Inc.*	6,500	62,010
Zumiez, Inc.*	8,856	162,065

		78,487,245

Textiles, Apparel & Luxury Goods (0.3%)
Columbia Sportswear Co.	16,000	940,000
Crocs, Inc.*	35,900	253,813
Deckers Outdoor Corp.*	19,000	1,134,870
Fossil Group, Inc.(x)*	21,900	382,155
G-III Apparel Group Ltd.*	24,000	525,360
Movado Group, Inc.	7,100	177,145
Oxford Industries, Inc.	7,600	435,176
Steven Madden Ltd.*	29,262	1,128,050
Wolverine World Wide, Inc.	50,500	1,260,985

		6,237,554

Total Consumer Discretionary		308,737,175

Consumer Staples (1.9%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A(x)*	4,900	708,785
Coca-Cola Bottling Co. Consolidated	2,600	535,652
MGP Ingredients, Inc.(x)	2,100	113,883
National Beverage Corp.	5,700	481,821

		1,840,141

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	17,700	670,830
Ingles Markets, Inc., Class A	7,800	336,570
Performance Food Group Co.*	19,500	464,100
PriceSmart, Inc.	12,700	1,170,940
SpartanNash Co.	19,320	676,007
SUPERVALU, Inc.*	127,700	492,922
United Natural Foods, Inc.*	25,200	1,089,396
Weis Markets, Inc.	3,700	220,705

		5,121,470

Food Products (1.1%)
AdvancePierre Foods Holdings, Inc.	273,886	8,537,028
Alico, Inc.	100	2,640
B&G Foods, Inc.(x)	36,100	1,453,025
Calavo Growers, Inc.	8,400	509,040
Cal-Maine Foods, Inc.(x)	18,200	669,760
Darling Ingredients, Inc.*	91,022	1,321,639
Dean Foods Co.	44,900	882,734
Fresh Del Monte Produce, Inc.	17,800	1,054,294
J&J Snack Foods Corp.	8,600	1,165,816
John B Sanfilippo & Son, Inc.	4,400	322,036
Lancaster Colony Corp.	10,100	1,301,284

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Omega Protein Corp.	4,400	$88,220
Sanderson Farms, Inc.(x)	12,200	1,266,848
Seaboard Corp.	100	416,946
Snyder’s-Lance, Inc.	46,826	1,887,556
Tootsie Roll Industries, Inc.(x)	10,364	387,090

		21,265,956

Household Products (0.2%)
Central Garden & Pet Co., Class A*	23,000	798,560
HRG Group, Inc.*	71,800	1,387,176
WD-40 Co.	7,800	849,810

		3,035,546

Personal Products (0.1%)
Avon Products, Inc.*	230,000	1,012,000
Inter Parfums, Inc.	5,800	211,990
Nature’s Sunshine Products, Inc.	9,400	94,000
Nutraceutical International Corp.	9,400	292,810
Synutra International, Inc.*	3,093	18,403
USANA Health Sciences, Inc.*	7,400	426,240

		2,055,443

Tobacco (0.1%)
Universal Corp.	12,000	849,000
Vector Group Ltd.(x)	52,519	1,092,395

		1,941,395

Total Consumer Staples		35,259,951

Energy (2.9%)
Energy Equipment & Services (1.0%)
Archrock, Inc.	38,400	476,160
Atwood Oceanics, Inc.(x)*	35,400	337,362
Bristow Group, Inc.	20,501	311,820
CARBO Ceramics, Inc.(x)*	100	1,304
Era Group, Inc.*	8,300	110,058
Exterran Corp.*	19,200	603,840
Fairmount Santrol Holdings, Inc.(x)*	46,200	338,646
Forum Energy Technologies, Inc.*	37,900	784,530
Geospace Technologies Corp.*	9,700	157,431
Helix Energy Solutions Group, Inc.*	75,800	588,966
Mammoth Energy Services, Inc.*	800	17,208
Matrix Service Co.*	13,300	219,450
McDermott International, Inc.*	150,900	1,018,575
Natural Gas Services Group, Inc.*	7,600	197,980
Newpark Resources, Inc.*	56,300	456,030
Oil States International, Inc.*	28,300	938,145
Parker Drilling Co.*	77,700	135,975
PHI, Inc. (Non-Voting)*	9,700	116,206
Pioneer Energy Services Corp.*	18,000	72,000
RigNet, Inc.*	8,200	175,890
SEACOR Holdings, Inc.*	10,000	691,900
Seadrill Ltd.(x)*	197,400	325,710
Superior Energy Services, Inc.*	530,870	7,570,206
Tesco Corp.*	20,100	161,805
TETRA Technologies, Inc.*	42,200	171,754
Tidewater, Inc.(x)*	4,400	5,060
Unit Corp.*	27,600	666,816
US Silica Holdings, Inc.	37,900	1,818,821

		18,469,648

Oil, Gas & Consumable Fuels (1.9%)
Abraxas Petroleum Corp.*	12,700	25,654
Alon USA Energy, Inc.	18,300	223,077
Bill Barrett Corp.*	33,000	150,150
California Resources Corp.(x)*	20,900	314,336
Callon Petroleum Co.*	91,537	1,204,627
Carrizo Oil & Gas, Inc.*	30,800	882,728
Clayton Williams Energy, Inc.*	3,100	409,448
Cobalt International Energy, Inc.(x)*	163,200	87,051
Contango Oil & Gas Co.*	7,879	57,674
CVR Energy, Inc.(x)	8,300	166,664
Delek US Holdings, Inc.	37,700	914,979
Denbury Resources, Inc.*	183,600	473,688
DHT Holdings, Inc.	55,300	247,191
Dorian LPG Ltd.*	5,400	56,862
Eclipse Resources Corp.*	42,998	109,215
EP Energy Corp., Class A(x)*	26,800	127,300
Erin Energy Corp.*	11,000	26,400
EXCO Resources, Inc.(x)*	64,000	39,674
Frontline Ltd.(x)	22,100	148,954
GasLog Ltd.	21,300	326,955
Golar LNG Ltd.	46,400	1,295,952
Green Plains, Inc.(x)	23,700	586,575
Matador Resources Co.*	42,800	1,018,212
Nordic American Tankers Ltd.(x)	41,200	337,016
Northern Oil and Gas, Inc.(x)*	13,300	34,580
Oasis Petroleum, Inc.*	122,263	1,743,470
Pacific Ethanol, Inc.*	2,500	17,125
Panhandle Oil and Gas, Inc., Class A	6,900	132,480
Par Pacific Holdings, Inc.(x)*	3,800	62,662
Parsley Energy, Inc., Class A*	262,341	8,528,706
PDC Energy, Inc.*	142,380	8,877,393
REX American Resources Corp.*	3,400	307,666
RSP Permian, Inc.*	51,514	2,134,225
Sanchez Energy Corp.(x)*	23,800	227,052
Scorpio Tankers, Inc.	96,600	428,904
SemGroup Corp., Class A	34,300	1,234,800
Ship Finance International Ltd.(x)	37,200	546,840
SRC ENERGY, Inc.(x)*	94,400	796,736
Teekay Corp.	21,600	197,640
Teekay Tankers Ltd., Class A	48,900	100,245
Western Refining, Inc.	39,000	1,367,730
Westmoreland Coal Co.*	6,600	95,832

		36,064,468

Total Energy		54,534,116

Financials (13.5%)
Banks (7.6%)
1st Source Corp.	8,935	419,498
ACNB Corp.	100	2,885
American National Bankshares, Inc.	7,300	271,925
Ameris Bancorp	19,400	894,340
Ames National Corp.	10,060	307,836
Arrow Financial Corp.	2,985	101,192
Banc of California, Inc.(x)	25,700	531,990
BancFirst Corp.	2,600	233,740
Banco Latinoamericano de Comercio Exterior SA, Class E	17,420	483,231
BancorpSouth, Inc.	45,200	1,367,300
Bank of Marin Bancorp	2,390	153,797
Bank of NT Butterfield & Son Ltd. (The)	1,500	47,865
Bank of the Ozarks, Inc.	43,471	2,260,926
Banner Corp.	14,900	829,036
Bar Harbor Bankshares(x)	73	2,415
Berkshire Hills Bancorp, Inc.	14,800	533,540
Blue Hills Bancorp, Inc.	2,200	39,270
BNC Bancorp	26,500	928,825
Boston Private Financial Holdings, Inc.	54,810	898,884
Bridge Bancorp, Inc.	8,700	304,500
Brookline Bancorp, Inc.	33,856	529,846
Bryn Mawr Bank Corp.	8,300	327,850
Camden National Corp.	4,725	208,089
Capital Bank Financial Corp., Class A	10,281	446,195
Capital City Bank Group, Inc.	9,100	194,649
Cardinal Financial Corp.	19,550	585,327

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Cascade Bancorp*	600	$4,626
Cathay General Bancorp	37,801	1,424,342
CenterState Banks, Inc.	24,900	644,910
Central Pacific Financial Corp.	21,600	659,664
Chemical Financial Corp.	33,675	1,722,476
Chemung Financial Corp.	100	3,950
Citizens & Northern Corp.	6,500	151,320
City Holding Co.	10,500	677,040
CNB Financial Corp.	5,240	125,184
CoBiz Financial, Inc.	19,200	322,560
Columbia Banking System, Inc.	33,110	1,290,959
Community Bank System, Inc.	21,776	1,197,244
Community Trust Bancorp, Inc.	8,500	388,875
ConnectOne Bancorp, Inc.	16,400	397,700
CU Bancorp*	7,900	313,235
Customers Bancorp, Inc.*	14,900	469,797
CVB Financial Corp.	49,600	1,095,664
Eagle Bancorp, Inc.*	17,930	1,070,421
Enterprise Financial Services Corp.	15,490	656,776
FB Financial Corp.(x)*	1,200	42,432
FCB Financial Holdings, Inc., Class A*	15,300	758,115
Fidelity Southern Corp.	1,400	31,332
First Bancorp	7,700	225,533
First BanCorp*	44,300	250,295
First Bancorp, Inc.	2,840	77,390
First Busey Corp.	16,373	481,366
First Citizens BancShares, Inc., Class A	4,200	1,408,554
First Commonwealth Financial Corp.	59,700	791,622
First Community Bancshares, Inc.	11,600	289,652
First Connecticut Bancorp, Inc.	11,900	295,120
First Financial Bancorp	31,160	855,342
First Financial Bankshares, Inc.(x)	35,200	1,411,520
First Financial Corp.	2,800	133,000
First Interstate BancSystem, Inc., Class A	15,700	622,505
First Merchants Corp.	20,800	817,856
First Midwest Bancorp, Inc.	50,000	1,184,000
First of Long Island Corp. (The)	11,000	297,550
First Republic Bank	137,317	12,881,707
Flushing Financial Corp.	20,350	546,805
FNB Corp.	159,604	2,373,310
Fulton Financial Corp.	96,900	1,729,665
German American Bancorp, Inc.	4,700	222,498
Glacier Bancorp, Inc.	41,430	1,405,720
Great Southern Bancorp, Inc.	3,000	151,500
Great Western Bancorp, Inc.	30,800	1,306,228
Guaranty Bancorp	1,000	24,350
Hancock Holding Co.	42,290	1,926,310
Hanmi Financial Corp.	21,138	649,994
Heartland Financial USA, Inc.	17,155	856,892
Heritage Financial Corp.	17,866	442,184
Hilltop Holdings, Inc.	45,799	1,258,099
Home BancShares, Inc.	63,788	1,726,741
Hope Bancorp, Inc.	66,285	1,270,683
Horizon Bancorp	600	15,732
IBERIABANK Corp.	21,048	1,664,897
Independent Bank Corp.	13,600	884,000
Independent Bank Group, Inc.	5,700	366,510
International Bancshares Corp.	28,700	1,015,980
Investors Bancorp, Inc.	145,872	2,097,639
Lakeland Bancorp, Inc.	20,010	392,196
Lakeland Financial Corp.	15,855	683,668
LegacyTexas Financial Group, Inc.	22,130	882,987
Live Oak Bancshares, Inc.(x)	3,700	80,105
MainSource Financial Group, Inc.	12,400	408,332
MB Financial, Inc.	36,540	1,564,643
Mercantile Bank Corp.	8,100	278,640
Merchants Bancshares, Inc.	2,700	131,490
Midland States Bancorp, Inc.	1,500	51,585
National Bank Holdings Corp., Class A	11,700	380,250
National Bankshares, Inc.(x)	2,900	108,895
NBT Bancorp, Inc.	24,195	896,909
OFG Bancorp	18,600	219,480
Old National Bancorp	78,880	1,368,568
Opus Bank	9,800	197,470
Pacific Continental Corp.	8,400	205,800
Pacific Premier Bancorp, Inc.*	14,300	551,265
Park National Corp.	6,450	678,540
Park Sterling Corp.	25,100	308,981
Penns Woods Bancorp, Inc.	340	14,773
Peoples Bancorp, Inc.	7,200	227,952
Pinnacle Financial Partners, Inc.	21,388	1,421,233
Preferred Bank	6,200	332,692
Premier Financial Bancorp, Inc.	130	2,734
PrivateBancorp, Inc.	38,318	2,274,939
Prosperity Bancshares, Inc.	32,850	2,289,973
Renasant Corp.	21,900	869,211
Republic Bancorp, Inc., Class A	4,500	154,755
S&T Bancorp, Inc.	19,961	690,651
Sandy Spring Bancorp, Inc.	15,910	652,151
Seacoast Banking Corp. of Florida*	15,400	369,292
ServisFirst Bancshares, Inc.	24,400	887,672
Sierra Bancorp	2,800	76,804
Signature Bank*	81,650	12,116,043
Simmons First National Corp., Class A	16,320	900,048
South State Corp.	13,240	1,182,994
Southside Bancshares, Inc.	12,522	420,364
State Bank Financial Corp.	22,700	592,924
Sterling Bancorp	65,474	1,551,734
Stock Yards Bancorp, Inc.	12,150	493,898
Stonegate Bank	1,000	47,090
Sun Bancorp, Inc.	500	12,200
SVB Financial Group*	91,097	16,952,240
Texas Capital Bancshares, Inc.*	24,450	2,040,353
Tompkins Financial Corp.	7,351	592,123
Towne Bank	25,709	832,972
TriCo Bancshares	9,900	351,747
TriState Capital Holdings, Inc.*	1,000	23,350
Trustmark Corp.	34,720	1,103,749
UMB Financial Corp.	23,460	1,766,773
Umpqua Holdings Corp.	113,173	2,007,689
Union Bankshares Corp.	22,397	787,926
United Bankshares, Inc.(x)	37,052	1,565,447
United Community Banks, Inc.	36,600	1,013,454
Univest Corp. of Pennsylvania	12,938	335,094
Valley National Bancorp	129,447	1,527,475
Washington Trust Bancorp, Inc.	10,800	532,440
WashingtonFirst Bankshares, Inc.	25	700
Webster Financial Corp.	47,900	2,396,915
WesBanco, Inc.	21,916	835,219
West Bancorporation, Inc.	5,800	133,110
Westamerica Bancorporation(x)	13,500	753,705
Wintrust Financial Corp.	28,270	1,954,022

		144,790,756

Capital Markets (2.5%)
Actua Corp.*	15,350	215,668
Affiliated Managers Group, Inc.	65,095	10,671,674
Arlington Asset Investment Corp., Class A(x)	1,500	21,195

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Associated Capital Group, Inc., Class A	3,530	$127,610
BGC Partners, Inc., Class A	110,740	1,258,006
Cohen & Steers, Inc.	11,366	454,299
Diamond Hill Investment Group, Inc.	1,600	311,280
Evercore Partners, Inc., Class A	22,200	1,729,380
FBR & Co.	300	5,415
Financial Engines, Inc.	28,400	1,236,820
GAMCO Investors, Inc., Class A	4,330	128,125
Greenhill & Co., Inc.	22,600	662,180
Hennessy Advisors, Inc.	148	2,488
Houlihan Lokey, Inc.	2,500	86,125
INTL. FCStone, Inc.*	8,100	307,476
Investment Technology Group, Inc.	20,000	405,000
Janus Capital Group, Inc.	88,300	1,165,560
KCG Holdings, Inc., Class A*	27,371	488,025
Ladenburg Thalmann Financial Services, Inc.*	5,800	14,384
Lazard Ltd., Class A	284,654	13,091,236
Moelis & Co., Class A	11,500	442,750
OM Asset Management plc	20,900	316,008
Oppenheimer Holdings, Inc., Class A	200	3,420
Piper Jaffray Cos	8,000	510,800
PJT Partners, Inc., Class A	8,700	305,283
Pzena Investment Management, Inc., Class A	1,300	12,792
Safeguard Scientifics, Inc.*	1,530	19,431
Stifel Financial Corp.*	240,598	12,075,614
Virtu Financial, Inc., Class A	7,700	130,900
Virtus Investment Partners, Inc.	2,895	306,581
Waddell & Reed Financial, Inc., Class A	41,500	705,500
Walter Investment Management Corp.(x)*	11,400	12,312
Westwood Holdings Group, Inc.	700	37,387
Wins Finance Holdings, Inc.(x)*	100	14,499
WisdomTree Investments, Inc.(x)	72,600	659,208

		47,934,431

Consumer Finance (0.3%)
Encore Capital Group, Inc.(x)*	17,050	525,140
EZCORP, Inc., Class A*	10,200	83,130
FirstCash, Inc.	26,604	1,307,586
Green Dot Corp., Class A*	25,200	840,672
LendingClub Corp.*	171,700	942,633
Nelnet, Inc., Class A	10,450	458,337
PRA Group, Inc.*	26,460	877,149
Regional Management Corp.*	300	5,829
World Acceptance Corp.(x)*	1,620	83,884

		5,124,360

Diversified Financial Services (0.1%)
FNFV Group*	43,900	581,675
Marlin Business Services Corp.	10,700	275,525
NewStar Financial, Inc.	8,100	85,698
On Deck Capital, Inc.(x)*	7,800	39,312
PICO Holdings, Inc.*	6,500	91,000
Tiptree, Inc.	100	730

		1,073,940

Insurance (1.3%)
Ambac Financial Group, Inc.*	32,500	612,950
American Equity Investment Life Holding Co.	47,380	1,119,589
AMERISAFE, Inc.	11,990	778,151
Argo Group International Holdings Ltd.	14,705	996,999
Baldwin & Lyons, Inc., Class B	2,987	73,032
Citizens, Inc.(x)*	20,100	149,343
CNO Financial Group, Inc.	87,900	1,801,950
Crawford & Co., Class B	2,400	24,072
Donegal Group, Inc., Class A	6,700	118,054
eHealth, Inc.*	800	9,632
EMC Insurance Group, Inc.	800	22,448
Employers Holdings, Inc.	18,300	694,485
Enstar Group Ltd.*	5,950	1,138,235
FBL Financial Group, Inc., Class A	5,300	346,885
Fidelity & Guaranty Life(x)	6,900	191,820
Genworth Financial, Inc., Class A*	262,800	1,082,736
Global Indemnity Ltd.*	7,250	279,053
Greenlight Capital Re Ltd., Class A*	20,316	448,984
Hallmark Financial Services, Inc.*	12,700	140,335
HCI Group, Inc.	100	4,558
Heritage Insurance Holdings, Inc.	11,000	140,470
Horace Mann Educators Corp.	24,910	1,022,556
Independence Holding Co.	7,384	137,342
Infinity Property & Casualty Corp.	6,000	573,000
James River Group Holdings Ltd.	7,400	317,164
Kemper Corp.	20,700	825,930
Maiden Holdings Ltd.	34,930	489,020
MBIA, Inc.*	85,600	725,032
National General Holdings Corp.	34,700	824,472
National Western Life Group, Inc., Class A	1,030	313,285
Navigators Group, Inc. (The)	15,200	825,360
OneBeacon Insurance Group Ltd., Class A	8,600	137,600
Patriot National, Inc.(x)*	100	282
Primerica, Inc.	23,000	1,890,599
RLI Corp.	22,500	1,350,450
Safety Insurance Group, Inc.	8,350	585,335
Selective Insurance Group, Inc.	30,340	1,430,531
State Auto Financial Corp.	6,500	178,425
State National Cos., Inc.	1,000	14,400
Stewart Information Services Corp.	12,600	556,668
Third Point Reinsurance Ltd.*	36,100	436,810
Trupanion, Inc.(x)*	2,700	38,394
United Fire Group, Inc.	15,100	645,827
Universal Insurance Holdings, Inc.(x)	19,000	465,500
WMIH Corp.(x)*	16,300	23,635

		23,981,398

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AG Mortgage Investment Trust, Inc. (REIT)	13,100	236,455
Altisource Residential Corp. (REIT)	38,700	590,175
Anworth Mortgage Asset Corp. (REIT)	12,800	71,040
Apollo Commercial Real Estate Finance, Inc. (REIT)	33,048	621,633
ARMOUR Residential REIT, Inc. (REIT)(x)	20,916	475,002
Capstead Mortgage Corp. (REIT)	50,010	527,105
CYS Investments, Inc. (REIT)	93,937	746,799
Great Ajax Corp. (REIT)	400	5,220
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	17,800	359,560
Invesco Mortgage Capital, Inc. (REIT)	58,655	904,460
Ladder Capital Corp. (REIT)	17,508	252,816
MTGE Investment Corp. (REIT)	26,845	449,654
New Residential Investment Corp. (REIT)	147,743	2,508,677
New York Mortgage Trust, Inc. (REIT)(x)	91,700	565,789
PennyMac Mortgage Investment Trust (REIT)	46,763	830,043

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Redwood Trust, Inc. (REIT)	40,000	$664,400
Resource Capital Corp. (REIT)	9,187	89,757
Western Asset Mortgage Capital Corp. (REIT)	8,500	83,045

		9,981,630

Thrifts & Mortgage Finance (1.2%)
Astoria Financial Corp.	57,300	1,175,223
Bank Mutual Corp.	14,900	140,060
BankFinancial Corp.	12,100	175,692
Beneficial Bancorp, Inc.	45,376	726,016
BofI Holding, Inc.(x)*	34,800	909,324
Capitol Federal Financial, Inc.	77,100	1,127,973
Charter Financial Corp.	17,576	345,720
Dime Community Bancshares, Inc.	24,400	495,320
Essent Group Ltd.*	39,000	1,410,630
EverBank Financial Corp.	58,200	1,133,736
Federal Agricultural Mortgage Corp., Class C	700	40,299
Flagstar Bancorp, Inc.*	8,600	242,434
HomeStreet, Inc.*	12,700	354,965
Kearny Financial Corp.	51,279	771,749
LendingTree, Inc.(x)*	3,300	413,655
Meridian Bancorp, Inc.	30,100	550,830
Meta Financial Group, Inc.	4,300	380,550
MGIC Investment Corp.*	173,651	1,759,085
Nationstar Mortgage Holdings, Inc.(x)*	13,200	208,032
NMI Holdings, Inc., Class A*	13,100	149,340
Northfield Bancorp, Inc.	24,658	444,337
Northwest Bancshares, Inc.	51,790	872,144
OceanFirst Financial Corp.	13,200	371,910
Ocwen Financial Corp.(x)*	34,300	187,621
Oritani Financial Corp.	23,094	392,598
PHH Corp.*	38,200	486,286
Provident Financial Services, Inc.	31,600	816,860
Radian Group, Inc.	110,666	1,987,561
Territorial Bancorp, Inc.	3,600	112,212
TrustCo Bank Corp.	66,200	519,670
United Community Financial Corp.	100	834
United Financial Bancorp, Inc.	26,345	448,128
Walker & Dunlop, Inc.*	14,500	604,505
Washington Federal, Inc.	51,500	1,704,650
Waterstone Financial, Inc.	1,200	21,900
WSFS Financial Corp.	16,400	753,580

		22,235,429

Total Financials		255,121,944

Health Care (14.6%)
Biotechnology (4.6%)
Acceleron Pharma, Inc.*	14,300	378,521
Achillion Pharmaceuticals, Inc.*	41,100	173,031
Acorda Therapeutics, Inc.*	28,100	590,100
Aduro Biotech, Inc.(x)*	15,200	163,400
Advaxis, Inc.(x)*	17,400	142,158
Aevi Genomic Medicine, Inc.*	500	930
Agenus, Inc.*	37,100	139,867
Aimmune Therapeutics, Inc.(x)*	10,600	230,338
Alder Biopharmaceuticals, Inc.(x)*	184,311	3,833,669
AMAG Pharmaceuticals, Inc.*	19,553	440,920
Amicus Therapeutics, Inc.(x)*	63,500	452,755
Anthera Pharmaceuticals, Inc.(x)*	3,400	1,447
Applied Genetic Technologies Corp.*	100	690
Aptevo Therapeutics, Inc.*	1,850	3,811
Arena Pharmaceuticals, Inc.*	119,400	174,324
Argos Therapeutics, Inc.(x)*	700	316
Array BioPharma, Inc.*	92,500	826,950
Arrowhead Pharmaceuticals, Inc.(x)*	33,000	61,050
Asterias Biotherapeutics, Inc.(x)*	600	2,040
Atara Biotherapeutics, Inc.(x)*	7,100	145,905
Athersys, Inc.*	1,400	2,394
Axovant Sciences Ltd.*	10,800	161,352
Bellicum Pharmaceuticals, Inc.*	3,000	37,020
BioCryst Pharmaceuticals, Inc.(x)*	40,700	341,880
BioSpecifics Technologies Corp.*	100	5,480
BioTime, Inc.(x)*	29,400	101,430
Bluebird Bio, Inc.(x)*	19,300	1,754,370
Blueprint Medicines Corp.*	125,147	5,004,629
Cara Therapeutics, Inc.(x)*	9,500	174,705
Celldex Therapeutics, Inc.(x)*	35,100	126,711
ChemoCentryx, Inc.*	12,100	88,088
Chimerix, Inc.*	25,900	165,242
Cidara Therapeutics, Inc.(x)*	500	3,900
Clovis Oncology, Inc.*	96,770	6,161,346
Coherus Biosciences, Inc.*	12,900	272,835
Corvus Pharmaceuticals, Inc.*	200	4,154
Curis, Inc.*	1,500	4,170
Cytokinetics, Inc.*	2,900	37,265
CytomX Therapeutics, Inc.*	400	6,908
DBV Technologies SA (ADR)*	129,936	4,576,346
Dimension Therapeutics, Inc.*	800	1,400
Dynavax Technologies Corp.(x)*	21,060	125,307
Eagle Pharmaceuticals, Inc.(x)*	4,700	389,818
Edge Therapeutics, Inc.*	600	5,466
Editas Medicine, Inc.(x)*	7,200	160,704
Emergent BioSolutions, Inc.*	18,700	543,048
Enanta Pharmaceuticals, Inc.*	4,200	129,360
Epizyme, Inc.*	12,200	209,230
Esperion Therapeutics, Inc.*	10,000	353,100
Exact Sciences Corp.(x)*	55,100	1,301,462
Exelixis, Inc.*	117,900	2,554,893
FibroGen, Inc.*	26,200	645,830
Five Prime Therapeutics, Inc.*	17,600	636,240
Flexion Therapeutics, Inc.*	6,900	185,679
Foundation Medicine, Inc.(x)*	8,700	280,575
Genomic Health, Inc.*	5,700	179,493
Geron Corp.(x)*	82,200	186,594
Global Blood Therapeutics, Inc.(x)*	3,200	117,920
Halozyme Therapeutics, Inc.(x)*	59,200	767,232
Heron Therapeutics, Inc.(x)*	20,500	307,500
Idera Pharmaceuticals, Inc.*	1,400	3,458
Ignyta, Inc.*	2,000	17,200
Immune Design Corp.*	100	680
ImmunoGen, Inc.(x)*	48,400	187,308
Immunomedics, Inc.(x)*	73,400	474,898
Infinity Pharmaceuticals, Inc.*	56,100	181,203
Inovio Pharmaceuticals, Inc.(x)*	19,700	130,414
Insmed, Inc.*	35,400	619,854
Insys Therapeutics, Inc.(x)*	14,400	151,344
Intellia Therapeutics, Inc.(x)*	8,700	122,583
Ironwood Pharmaceuticals, Inc.(x)*	72,800	1,241,968
Karyopharm Therapeutics, Inc.*	3,900	50,076
Keryx Biopharmaceuticals, Inc.(x)*	49,700	306,152
Kite Pharma, Inc.(x)*	20,500	1,609,045
La Jolla Pharmaceutical Co.(x)*	1,900	56,715
Lexicon Pharmaceuticals, Inc.(x)*	32,042	459,482
Ligand Pharmaceuticals, Inc.(x)*	11,450	1,211,868
Lion Biotechnologies, Inc.*	10,000	74,500
Loxo Oncology, Inc.*	83,699	3,522,054
MacroGenics, Inc.*	17,300	321,780
MannKind Corp.(x)*	38,450	56,906
MediciNova, Inc.(x)*	600	3,594
Merrimack Pharmaceuticals, Inc.(x)*	9,500	29,260
MiMedx Group, Inc.(x)*	60,900	580,377

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Minerva Neurosciences, Inc.(x)*	22,700	$183,870
Mirati Therapeutics, Inc.*	7,500	39,000
Momenta Pharmaceuticals, Inc.*	33,100	441,885
Myriad Genetics, Inc.(x)*	38,100	731,520
NantKwest, Inc.(x)*	3,800	13,490
Natera, Inc.*	7,600	67,412
Neurocrine Biosciences, Inc.*	130,230	5,638,959
NewLink Genetics Corp.*	13,400	322,940
Novavax, Inc.(x)*	74,600	95,488
OncoMed Pharmaceuticals, Inc.*	2,600	23,946
Ophthotech Corp.*	15,900	58,194
Organovo Holdings, Inc.(x)*	6,600	20,988
Otonomy, Inc.*	2,300	28,175
OvaScience, Inc.(x)*	21,300	39,831
PDL BioPharma, Inc.	58,800	133,476
Pfenex, Inc.*	300	1,743
Portola Pharmaceuticals, Inc.*	23,400	917,046
Progenics Pharmaceuticals, Inc.(x)*	42,600	402,144
Proteostasis Therapeutics, Inc.*	100	782
Prothena Corp. plc(x)*	112,410	6,271,354
PTC Therapeutics, Inc.*	24,700	243,048
Puma Biotechnology, Inc.*	12,900	479,880
Radius Health, Inc.*	16,000	618,400
REGENXBIO, Inc.*	300	5,790
Regulus Therapeutics, Inc.*	8,300	13,695
Repligen Corp.*	20,900	735,680
Retrophin, Inc.*	16,000	295,360
Rigel Pharmaceuticals, Inc.*	61,500	203,565
Sage Therapeutics, Inc.*	89,068	6,330,062
Sangamo Therapeutics, Inc.(x)*	32,000	166,400
Sarepta Therapeutics, Inc.(x)*	23,100	683,760
Seres Therapeutics, Inc.(x)*	9,300	104,811
Sorrento Therapeutics, Inc.(x)*	12,600	49,770
Spark Therapeutics, Inc.*	8,952	477,500
Spectrum Pharmaceuticals, Inc.*	32,000	208,000
Stemline Therapeutics, Inc.(x)*	700	5,985
Syndax Pharmaceuticals, Inc.*	500	6,860
Synergy Pharmaceuticals, Inc.(x)*	94,700	441,302
Synthetic Biologics, Inc.*	2,200	1,388
TESARO, Inc.(x)*	50,071	7,704,424
TG Therapeutics, Inc.(x)*	25,500	297,075
Trevena, Inc.*	4,800	17,616
Trovagene, Inc.(x)*	900	1,035
Ultragenyx Pharmaceutical, Inc.(x)*	74,620	5,057,744
Vanda Pharmaceuticals, Inc.*	21,603	302,442
Veracyte, Inc.*	300	2,754
Versartis, Inc.*	200	4,270
Vital Therapies, Inc.(x)*	300	1,200
Voyager Therapeutics, Inc.(x)*	700	9,268
XBiotech, Inc.(x)*	2,600	42,874
Xencor, Inc.*	15,600	373,152
ZIOPHARM Oncology, Inc.(x)*	56,765	359,890

		87,963,260

Health Care Equipment & Supplies (5.6%)
Abaxis, Inc.	14,700	712,950
Accuray, Inc.*	27,367	129,993
Align Technology, Inc.*	137,141	15,731,444
Analogic Corp.	8,700	660,330
AngioDynamics, Inc.*	10,100	175,235
Anika Therapeutics, Inc.*	8,000	347,520
AtriCure, Inc.*	10,100	193,415
Atrion Corp.	700	327,740
Cantel Medical Corp.	18,275	1,463,828
Cardiovascular Systems, Inc.*	15,100	426,953
Cerus Corp.(x)*	33,500	149,075
ConforMIS, Inc.(x)*	4,100	21,402
CONMED Corp.	18,600	826,026
Corindus Vascular Robotics, Inc.(x)*	1,100	1,441
CryoLife, Inc.*	16,300	271,395
DENTSPLY SIRONA, Inc.	113,084	7,060,965
DexCom, Inc.*	168,362	14,265,312
Endologix, Inc.(x)*	12,000	86,880
Exactech, Inc.*	17,800	448,560
GenMark Diagnostics, Inc.*	23,400	299,988
Glaukos Corp.*	100,571	5,159,292
Globus Medical, Inc., Class A*	39,500	1,169,990
Haemonetics Corp.*	28,300	1,148,131
Halyard Health, Inc.*	25,500	971,295
ICU Medical, Inc.*	7,600	1,160,520
Inogen, Inc.*	8,600	667,016
Insulet Corp.*	30,100	1,297,009
Integer Holdings Corp.*	15,100	607,020
Integra LifeSciences Holdings Corp.*	35,200	1,482,976
Invacare Corp.	15,300	182,070
InVivo Therapeutics Holdings Corp.(x)*	700	2,835
IRIDEX Corp.(x)*	200	2,374
K2M Group Holdings, Inc.*	5,700	116,907
Masimo Corp.*	19,950	1,860,537
Meridian Bioscience, Inc.	26,900	371,220
Merit Medical Systems, Inc.*	21,075	609,068
Natus Medical, Inc.*	16,700	655,475
Neogen Corp.*	20,350	1,333,943
Nevro Corp.*	151,479	14,193,582
Novocure Ltd.(x)*	17,200	139,320
NuVasive, Inc.*	26,800	2,001,424
NxStage Medical, Inc.*	31,200	837,096
OraSure Technologies, Inc.*	39,600	512,028
Orthofix International NV*	12,500	476,875
Penumbra, Inc.*	163,895	13,677,038
Quidel Corp.*	17,900	405,256
Rockwell Medical, Inc.(x)*	22,500	140,850
RTI Surgical, Inc.*	25,600	102,400
Second Sight Medical Products, Inc.(x)*	1,300	1,573
Spectranetics Corp. (The)*	25,300	736,863
STAAR Surgical Co.*	31,100	304,780
Surmodics, Inc.*	18,100	435,305
Tandem Diabetes Care, Inc.*	100	120
ViewRay, Inc.(x)*	100	851
Wright Medical Group NV*	50,345	1,566,736
Zeltiq Aesthetics, Inc.*	147,446	8,199,472

		106,129,699

Health Care Providers & Services (1.4%)
AAC Holdings, Inc.*	5,000	42,650
Aceto Corp.	17,900	282,999
Adeptus Health, Inc., Class A(x)*	6,500	11,700
Air Methods Corp.*	18,600	799,800
Almost Family, Inc.*	3,600	174,960
Amedisys, Inc.*	14,700	751,023
American Renal Associates Holdings, Inc.*	3,400	57,392
AMN Healthcare Services, Inc.*	24,800	1,006,880
BioScrip, Inc.(x)*	38,400	65,280
BioTelemetry, Inc.*	14,100	408,195
Capital Senior Living Corp.*	15,300	215,118
Chemed Corp.	9,100	1,662,479
Civitas Solutions, Inc.*	2,500	45,875
Community Health Systems, Inc.*	57,600	510,912
CorVel Corp.*	8,600	374,100
Cross Country Healthcare, Inc.*	12,700	182,372
Diplomat Pharmacy, Inc.*	23,900	381,205
Ensign Group, Inc. (The)	23,400	439,920

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares		Value (Note 1)
Genesis Healthcare, Inc.*	22,290		$58,846
HealthEquity, Inc.*	21,200		899,940
HealthSouth Corp.	47,300		2,024,913
Kindred Healthcare, Inc.	45,681		381,436
Landauer, Inc.	5,233		255,109
LHC Group, Inc.*	9,300		501,270
Magellan Health, Inc.*	11,900		821,695
Molina Healthcare, Inc.*	22,550		1,028,280
National HealthCare Corp.	6,100		434,930
National Research Corp., Class A	200		3,940
Owens & Minor, Inc.#	32,950		1,140,070
PharMerica Corp.*	20,800		486,720
Providence Service Corp. (The)*	4,900		217,756
Quorum Health Corp.*	300		1,632
RadNet, Inc.*	200		1,180
Select Medical Holdings Corp.*	50,019		667,754
Surgery Partners, Inc.(x)*	7,400		144,300
Teladoc, Inc.(x)*	381,506		9,537,649
Tivity Health, Inc.*	25,900		753,690
Triple-S Management Corp., Class B*	10,500		184,485
UnitedHealth Group, Inc.	—	@	46
Universal American Corp.*	12,400		123,628
US Physical Therapy, Inc.	6,200		404,860

			27,486,989

Health Care Technology (0.3%)
Castlight Health, Inc., Class B*	13,000		47,450
Computer Programs & Systems, Inc.(x)	6,500		182,000
Cotiviti Holdings, Inc.*	11,200		466,256
Evolent Health, Inc., Class A(x)*	7,000		156,100
HealthStream, Inc.*	12,200		295,606
HMS Holdings Corp.*	52,400		1,065,292
Medidata Solutions, Inc.*	31,600		1,823,004
Omnicell, Inc.*	23,800		967,470
Quality Systems, Inc.*	27,800		423,672

			5,426,850

Life Sciences Tools & Services (0.8%)
Accelerate Diagnostics, Inc.(x)*	12,100		292,820
Albany Molecular Research, Inc.(x)*	7,000		98,210
Cambrex Corp.*	17,900		985,395
ChromaDex Corp.(x)*	800		2,152
Enzo Biochem, Inc.*	400		3,348
Fluidigm Corp.*	17,700		100,713
ICON plc*	117,336		9,354,026
INC Research Holdings, Inc., Class A*	21,600		990,360
Luminex Corp.	28,500		523,545
NeoGenomics, Inc.*	5,800		45,762
Pacific Biosciences of California, Inc.(x)*	24,500		126,665
PAREXEL International Corp.*	25,777		1,626,786
PRA Health Sciences, Inc.*	11,400		743,622

			14,893,404

Pharmaceuticals (1.9%)
Aclaris Therapeutics, Inc.(x)*	400		11,928
Aerie Pharmaceuticals, Inc.*	12,500		566,875
Akorn, Inc.*	324,867		7,822,797
Amphastar Pharmaceuticals, Inc.*	18,600		269,700
ANI Pharmaceuticals, Inc.*	2,600		128,726
Aratana Therapeutics, Inc.(x)*	17,200		91,160
Axsome Therapeutics, Inc.(x)*	200		780
Catalent, Inc.*	52,045		1,473,914
Cempra, Inc.*	21,600		81,000
Collegium Pharmaceutical, Inc.(x)*	400		4,024
Corcept Therapeutics, Inc.*	36,600		401,136
Depomed, Inc.*	41,700		523,335
Dermira, Inc.*	16,800		573,048
Endocyte, Inc.*	1,400		3,598
Flex Pharma, Inc.*	600		2,640
GW Pharmaceuticals plc (ADR)*	35,905		4,342,351
Horizon Pharma plc*	84,200		1,244,476
Impax Laboratories, Inc.*	39,100		494,615
Innoviva, Inc.(x)*	52,300		723,309
Intersect ENT, Inc.*	11,600		198,940
Intra-Cellular Therapies, Inc.*	17,900		290,875
Lannett Co., Inc.(x)*	15,000		335,250
Lipocine, Inc.(x)*	800		3,120
Medicines Co. (The)(x)*	161,610		7,902,729
Nektar Therapeutics*	79,800		1,872,906
Neos Therapeutics, Inc.(x)*	500		3,600
Ocular Therapeutix, Inc.(x)*	6,300		58,464
Omeros Corp.(x)*	16,600		250,992
Pacira Pharmaceuticals, Inc.*	21,300		971,280
Phibro Animal Health Corp., Class A	7,400		207,940
Prestige Brands Holdings, Inc.*	28,700		1,594,572
Reata Pharmaceuticals, Inc., Class A(x)*	3,400		77,010
Revance Therapeutics, Inc.(x)*	7,900		164,320
SciClone Pharmaceuticals, Inc.*	36,200		354,760
Sucampo Pharmaceuticals, Inc., Class A(x)*	6,100		67,100
Supernus Pharmaceuticals, Inc.*	24,500		766,850
Tetraphase Pharmaceuticals, Inc.*	24,800		227,912
TherapeuticsMD, Inc.(x)*	78,300		563,760
Theravance Biopharma, Inc.(x)*	26,200		964,684
Titan Pharmaceuticals, Inc.(x)*	15,400		50,820
WaVe Life Sciences Ltd.(x)*	300		8,250

			35,695,546

Total Health Care			277,595,748

Industrials (18.1%)
Aerospace & Defense (2.2%)
AAR Corp.	17,100		575,073
Aerojet Rocketdyne Holdings, Inc.*	35,500		770,350
Aerovironment, Inc.*	5,500		154,165
Astronics Corp.*	10,800		342,684
Cubic Corp.	12,600		665,280
Curtiss-Wright Corp.	21,700		1,980,342
DigitalGlobe, Inc.*	32,017		1,048,557
Engility Holdings, Inc.*	8,300		240,202
Esterline Technologies Corp.*	16,800		1,445,640
Hexcel Corp.	285,325		15,564,478
KLX, Inc.*	28,900		1,291,830
Mercury Systems, Inc.*	18,600		726,330
Moog, Inc., Class A*	15,100		1,016,985
TASER International, Inc.(x)*	30,700		699,653
Teledyne Technologies, Inc.*	17,800		2,250,988
TransDigm Group, Inc.	52,774		11,618,724
Triumph Group, Inc.	25,700		661,775

			41,053,056

Air Freight & Logistics (0.9%)
Air Transport Services Group, Inc.*	27,700		444,585
Atlas Air Worldwide Holdings, Inc.*	12,900		715,305
Echo Global Logistics, Inc.*	14,700		313,845
Expeditors International of Washington, Inc.	214,297		12,105,637
Forward Air Corp.	16,700		794,419
Hub Group, Inc., Class A*	20,800		965,120
XPO Logistics, Inc.*	51,137		2,448,951

			17,787,862

Airlines (0.2%)
Allegiant Travel Co.	6,490		1,040,023
Hawaiian Holdings, Inc.*	25,400		1,179,830

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SkyWest, Inc.	29,900	$1,024,075

		3,243,928

Building Products (2.2%)
AAON, Inc.	20,562	726,867
Advanced Drainage Systems, Inc.	18,400	402,960
American Woodmark Corp.*	7,200	660,960
AO Smith Corp.	269,110	13,767,668
Apogee Enterprises, Inc.	15,900	947,799
Builders FirstSource, Inc.*	43,800	652,620
Caesarstone Ltd.(x)*	12,400	449,500
Continental Building Products, Inc.*	16,400	401,800
Gibraltar Industries, Inc.*	17,700	729,240
Griffon Corp.	20,900	515,185
Insteel Industries, Inc.	6,700	242,138
JELD-WEN Holding, Inc.*	12,467	409,541
Lennox International, Inc.	97,600	16,328,479
Masonite International Corp.*	14,400	1,141,200
Patrick Industries, Inc.*	6,600	467,940
PGT Innovations, Inc.*	13,400	144,050
Quanex Building Products Corp.	25,200	510,300
Simpson Manufacturing Co., Inc.	21,200	913,508
Trex Co., Inc.*	16,500	1,144,935
Universal Forest Products, Inc.	10,700	1,054,378

		41,611,068

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	28,400	1,238,240
ACCO Brands Corp.*	54,500	716,675
Advanced Disposal Services, Inc.*	192,923	4,360,060
Brady Corp., Class A	26,400	1,020,360
Brink’s Co. (The)	27,100	1,448,495
Copart, Inc.*	224,700	13,915,670
Deluxe Corp.	24,800	1,789,816
Ennis, Inc.	5,300	90,100
Essendant, Inc.	19,190	290,729
Healthcare Services Group, Inc.	34,500	1,486,605
Herman Miller, Inc.	31,000	978,050
HNI Corp.	22,100	1,018,589
Interface, Inc.	37,800	720,090
Kimball International, Inc., Class B	19,100	315,150
Knoll, Inc.	29,700	707,157
Matthews International Corp., Class A	17,344	1,173,322
McGrath RentCorp	15,500	520,335
Mobile Mini, Inc.	24,600	750,300
MSA Safety, Inc.	14,700	1,039,143
Multi-Color Corp.	7,100	504,100
NL Industries, Inc.*	4,700	30,315
Quad/Graphics, Inc.	14,900	376,076
Steelcase, Inc., Class A	44,100	738,675
Team, Inc.*	15,000	405,750
Tetra Tech, Inc.#	32,400	1,323,540
UniFirst Corp.	7,300	1,032,585
US Ecology, Inc.	13,800	646,530
Viad Corp.	11,100	501,720
West Corp.	24,500	598,290

		39,736,467

Construction & Engineering (1.0%)
Aegion Corp.*	25,200	577,332
Argan, Inc.	7,000	463,050
Comfort Systems USA, Inc.	20,900	765,985
Dycom Industries, Inc.(x)*	127,360	11,838,112
EMCOR Group, Inc.	29,700	1,869,615
Granite Construction, Inc.	20,800	1,043,952
MasTec, Inc.*	32,300	1,293,615
MYR Group, Inc.*	5,500	225,500
Primoris Services Corp.	22,900	531,738
Tutor Perini Corp.*	19,700	626,460

		19,235,359

Electrical Equipment (0.8%)
AMETEK, Inc.	166,165	8,986,203
AZZ, Inc.	13,300	791,350
Babcock & Wilcox Enterprises, Inc.*	23,900	223,226
Encore Wire Corp.	12,200	561,200
EnerSys	21,400	1,689,316
Generac Holdings, Inc.*	36,100	1,345,808
General Cable Corp.	22,000	394,900
Thermon Group Holdings, Inc.*	14,300	298,012
Vicor Corp.*	8,200	132,020

		14,422,035

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	122,592	13,045,015
Raven Industries, Inc.	26,000	755,300

		13,800,315

Machinery (5.3%)
Actuant Corp., Class A	31,200	822,120
Alamo Group, Inc.	5,100	388,569
Albany International Corp., Class A	16,700	769,035
Altra Industrial Motion Corp.	16,800	654,360
Astec Industries, Inc.	11,400	701,043
Barnes Group, Inc.	24,610	1,263,477
Briggs & Stratton Corp.	23,300	523,085
Chart Industries, Inc.*	16,200	566,028
CIRCOR International, Inc.	10,900	647,896
Douglas Dynamics, Inc.	9,400	288,110
EnPro Industries, Inc.	12,800	910,848
ESCO Technologies, Inc.	13,600	790,160
Federal Signal Corp.	27,900	385,299
Franklin Electric Co., Inc.	25,200	1,084,860
Global Brass & Copper Holdings, Inc.	11,200	385,280
Gorman-Rupp Co. (The)	6,243	196,030
Greenbrier Cos., Inc. (The)(x)	17,400	749,940
Harsco Corp.*	41,400	527,850
Hillenbrand, Inc.	35,200	1,261,920
Hyster-Yale Materials Handling, Inc.	6,400	360,896
IDEX Corp.	164,445	15,377,252
John Bean Technologies Corp.	15,100	1,328,045
Joy Global, Inc.	51,500	1,454,875
Kadant, Inc.	5,700	338,295
Kennametal, Inc.	172,620	6,771,883
Lincoln Electric Holdings, Inc.	169,705	14,740,576
Lindsay Corp.(x)	8,200	722,584
Lydall, Inc.*	8,700	466,320
Manitowoc Co., Inc. (The)*	66,400	378,480
Meritor, Inc.*	42,500	728,025
Middleby Corp. (The)*	112,130	15,300,139
Miller Industries, Inc.	3,800	100,130
Mueller Industries, Inc.	31,800	1,088,514
Mueller Water Products, Inc., Class A	75,800	895,956
Navistar International Corp.*	26,600	654,892
Nordson Corp.	141,230	17,348,693
Proto Labs, Inc.*	12,300	628,530
RBC Bearings, Inc.*	13,000	1,262,170
Rexnord Corp.*	43,300	999,364
SPX Corp.*	21,700	526,225
SPX FLOW, Inc.*	18,400	638,664
Standex International Corp.	6,600	660,990
Sun Hydraulics Corp.	12,000	433,320
Tennant Co.	9,200	668,380
Titan International, Inc.	21,600	223,344
TriMas Corp.*	32,000	664,000
Wabash National Corp.	37,700	780,013

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Watts Water Technologies, Inc., Class A	13,492	$841,226
Woodward, Inc.	27,600	1,874,592

		101,172,283

Marine (0.0%)
Matson, Inc.	23,300	740,008

Professional Services (0.7%)
Advisory Board Co. (The)*	20,000	936,000
CBIZ, Inc.*	25,100	340,105
CEB, Inc.	17,900	1,406,940
Exponent, Inc.	13,900	827,745
FTI Consulting, Inc.*	22,800	938,676
Heidrick & Struggles International, Inc.	1,000	26,350
Huron Consulting Group, Inc.*	13,569	571,255
ICF International, Inc.*	11,700	483,210
Insperity, Inc.	8,400	744,660
Kelly Services, Inc., Class A	15,600	341,016
Kforce, Inc.	10,600	251,750
Korn/Ferry International	30,100	947,849
Navigant Consulting, Inc.*	23,900	546,354
On Assignment, Inc.*	27,300	1,324,869
Resources Connection, Inc.	25,200	422,100
RPX Corp.*	17,900	214,800
TriNet Group, Inc.*	22,600	653,140
TrueBlue, Inc.*	28,300	774,005
WageWorks, Inc.*	17,792	1,286,362

		13,037,186

Road & Rail (0.8%)
ArcBest Corp.	11,700	304,200
Genesee & Wyoming, Inc., Class A*	157,735	10,703,897
Heartland Express, Inc.	23,400	469,170
Knight Transportation, Inc.	36,200	1,134,870
Marten Transport Ltd.	8,200	192,290
Saia, Inc.*	14,700	651,210
Swift Transportation Co.(x)*	39,000	801,060
Werner Enterprises, Inc.	30,200	791,240

		15,047,937

Trading Companies & Distributors (1.2%)
Aircastle Ltd.	24,900	600,837
Applied Industrial Technologies, Inc.	19,000	1,175,150
Beacon Roofing Supply, Inc.*	31,200	1,533,792
BMC Stock Holdings, Inc.*	28,800	650,880
DXP Enterprises, Inc.*	7,600	287,812
GATX Corp.(x)	21,400	1,304,544
GMS, Inc.*	200	7,008
H&E Equipment Services, Inc.	15,200	372,704
Kaman Corp.	14,300	688,259
MRC Global, Inc.*	56,500	1,035,645
MSC Industrial Direct Co., Inc., Class A	13,160	1,352,322
NOW, Inc.*	55,900	948,064
Rush Enterprises, Inc., Class A*	13,300	439,964
Triton International Ltd.	20,900	539,011
Univar, Inc.*	22,079	676,942
Watsco, Inc.	78,790	11,281,152

		22,894,086

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	33,300	379,620

Total Industrials		344,161,210

Information Technology (21.2%)
Communications Equipment (1.9%)
Acacia Communications, Inc.(x)*	4,300	252,066
ADTRAN, Inc.	26,200	543,650
Aerohive Networks, Inc.(x)*	500	2,105
Applied Optoelectronics, Inc.*	8,100	454,815
Arista Networks, Inc.(x)*	86,934	11,498,759
Black Box Corp.	3,200	28,640
CalAmp Corp.*	12,900	216,591
Calix, Inc.*	300	2,175
Ciena Corp.*	67,600	1,596,036
Digi International, Inc.*	4,950	58,905
Extreme Networks, Inc.*	50,500	379,255
Finisar Corp.*	55,300	1,511,902
Harmonic, Inc.*	100	595
Infinera Corp.(x)*	75,000	767,250
InterDigital, Inc.	16,900	1,458,470
Ixia*	32,750	643,538
KVH Industries, Inc.*	7,700	64,680
Lumentum Holdings, Inc.*	152,840	8,154,014
NETGEAR, Inc.*	17,100	847,305
NetScout Systems, Inc.*	50,400	1,912,680
Oclaro, Inc.*	50,900	499,838
Plantronics, Inc.	19,200	1,038,912
ShoreTel, Inc.*	24,630	151,475
Sonus Networks, Inc.*	7,000	46,130
Ubiquiti Networks, Inc.(x)*	13,600	683,536
ViaSat, Inc.*	26,300	1,678,466
Viavi Solutions, Inc.*	122,500	1,313,200

		35,804,988

Electronic Equipment, Instruments & Components (2.2%)
Agilysys, Inc.*	9,950	94,028
Anixter International, Inc.*	14,200	1,126,060
AVX Corp.	25,300	414,414
Badger Meter, Inc.	19,000	698,250
Belden, Inc.	22,200	1,536,018
Benchmark Electronics, Inc.*	24,300	772,740
Coherent, Inc.*	71,470	14,697,091
CTS Corp.	21,400	455,820
Daktronics, Inc.	4,200	39,690
ePlus, Inc.*	3,300	445,665
Fabrinet*	18,800	790,164
FARO Technologies, Inc.*	9,095	325,146
II-VI, Inc.*	29,000	1,045,450
Insight Enterprises, Inc.*	21,300	875,217
InvenSense, Inc.*	41,600	525,408
Itron, Inc.*	16,100	977,270
Knowles Corp.(x)*	46,700	884,965
Littelfuse, Inc.	11,300	1,806,983
Mesa Laboratories, Inc.	200	24,540
Methode Electronics, Inc.	18,800	857,280
MTS Systems Corp.	11,300	622,065
Novanta, Inc.*	17,000	451,350
OSI Systems, Inc.*	10,500	766,395
Park Electrochemical Corp.	9,100	162,526
PC Connection, Inc.	400	11,916
Plexus Corp.*	18,395	1,063,231
Radisys Corp.*	900	3,600
Rogers Corp.*	11,300	970,331
Sanmina Corp.*	40,600	1,648,360
ScanSource, Inc.*	14,000	549,500
SYNNEX Corp.	15,000	1,679,100
Tech Data Corp.*	20,100	1,887,390
TTM Technologies, Inc.*	37,800	609,714
Universal Display Corp.	23,700	2,040,570
Vishay Intertechnology, Inc.	74,300	1,222,235
Vishay Precision Group, Inc.*	7,800	123,240

		42,203,722

Internet Software & Services (4.5%)
2U, Inc.*	180,650	7,164,579
Alarm.com Holdings, Inc.*	4,200	129,108

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Amber Road, Inc.*	500	$3,860
Angie’s List, Inc.*	900	5,130
Appfolio, Inc., Class A*	500	13,600
Autobytel, Inc.*	500	6,265
Bankrate, Inc.*	22,233	214,548
Bazaarvoice, Inc.*	3,100	13,330
Benefitfocus, Inc.(x)*	1,200	33,540
Blucora, Inc.*	20,300	351,190
Box, Inc., Class A*	25,500	415,905
Carbonite, Inc.*	1,250	25,375
Care.com, Inc.*	700	8,757
ChannelAdvisor Corp.*	600	6,690
Cimpress NV(x)*	13,100	1,129,089
Cornerstone OnDemand, Inc.*	26,300	1,022,807
CoStar Group, Inc.*	60,641	12,566,028
DHI Group, Inc.*	1,100	4,345
Endurance International Group Holdings, Inc.*	15,300	120,105
Envestnet, Inc.*	21,600	697,680
Five9, Inc.*	300	4,938
Gogo, Inc.(x)*	24,700	271,700
GrubHub, Inc.(x)*	323,130	10,627,746
GTT Communications, Inc.*	13,800	336,030
Instructure, Inc.*	1,800	42,120
j2 Global, Inc.	24,000	2,013,840
Limelight Networks, Inc.*	30,100	77,658
Liquidity Services, Inc.*	100	800
LivePerson, Inc.*	700	4,795
LogMeIn, Inc.	170,045	16,579,388
Marchex, Inc., Class B*	800	2,176
MINDBODY, Inc., Class A*	1,400	38,430
New Relic, Inc.*	11,500	426,305
NIC, Inc.	33,195	670,539
Pandora Media, Inc.(x)*	692,245	8,175,413
Q2 Holdings, Inc.*	13,300	463,505
Quotient Technology, Inc.(x)*	33,500	319,925
RealNetworks, Inc.*	3,000	14,520
RetailMeNot, Inc.*	1,200	9,720
Shutterstock, Inc.(x)*	9,700	401,095
SPS Commerce, Inc.*	8,700	508,863
Stamps.com, Inc.(x)*	8,700	1,029,645
TechTarget, Inc.*	19,100	172,473
Trade Desk, Inc. (The), Class A(x)*	243,983	9,088,367
TrueCar, Inc.(x)*	28,300	437,801
Web.com Group, Inc.*	30,400	586,720
WebMD Health Corp.*	19,800	1,043,064
Wix.com Ltd.*	131,523	8,930,412
Xactly Corp.*	1,700	20,230

		86,230,149

IT Services (1.6%)
Acxiom Corp.*	42,600	1,212,822
Blackhawk Network Holdings, Inc.*	28,495	1,156,897
CACI International, Inc., Class A*	13,100	1,536,630
Cardtronics plc, Class A*	23,500	1,098,625
Cass Information Systems, Inc.	5,101	337,176
Convergys Corp.	46,400	981,360
CSG Systems International, Inc.	16,300	616,303
EPAM Systems, Inc.*	26,800	2,023,936
EVERTEC, Inc.	41,700	663,030
ExlService Holdings, Inc.*	17,500	828,800
Forrester Research, Inc.	4,600	182,850
Hackett Group, Inc. (The)	700	13,643
ManTech International Corp., Class A	14,700	509,061
MAXIMUS, Inc.	35,120	2,184,464
NCI, Inc., Class A*	200	3,010
NeuStar, Inc., Class A*	28,800	954,720
Perficient, Inc.*	19,700	341,992
PFSweb, Inc.*	1,100	7,183
Planet Payment, Inc.*	2,300	9,154
Science Applications International Corp.	22,100	1,644,240
ServiceSource International, Inc.*	3,900	15,132
Sykes Enterprises, Inc.*	24,228	712,303
Syntel, Inc.	16,500	277,695
TeleTech Holdings, Inc.	1,200	35,520
Travelport Worldwide Ltd.	57,900	681,483
Unisys Corp.(x)*	30,389	423,927
Vantiv, Inc., Class A*	177,633	11,389,828
Virtusa Corp.*	15,800	477,476

		30,319,260

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Energy Industries, Inc.*	19,400	1,330,064
Advanced Micro Devices, Inc.#*	368,860	5,366,912
Ambarella, Inc.(x)*	17,500	957,425
Amkor Technology, Inc.*	51,700	599,203
Axcelis Technologies, Inc.*	5,500	103,400
Brooks Automation, Inc.	40,700	911,680
Cabot Microelectronics Corp.	12,200	934,642
Cavium, Inc.*	35,347	2,532,966
CEVA, Inc.*	8,900	315,950
Cirrus Logic, Inc.*	30,700	1,863,183
Cohu, Inc.	2,400	44,304
Diodes, Inc.*	21,300	512,265
DSP Group, Inc.*	22,600	271,200
Entegris, Inc.*	69,200	1,619,280
Exar Corp.*	2,450	31,875
FormFactor, Inc.*	30,361	359,778
GigPeak, Inc.*	7,100	21,868
Inphi Corp.*	18,500	903,170
Integrated Device Technology, Inc.*	70,600	1,671,102
IXYS Corp.	2,050	29,828
Kopin Corp.*	24,850	101,885
Lattice Semiconductor Corp.*	61,900	428,348
MACOM Technology Solutions Holdings, Inc.*	19,793	956,002
MaxLinear, Inc., Class A*	35,756	1,002,956
Microsemi Corp.*	254,013	13,089,289
MKS Instruments, Inc.	26,100	1,794,375
Monolithic Power Systems, Inc.	19,100	1,759,110
Nanometrics, Inc.*	12,450	379,227
NeoPhotonics Corp.(x)*	500	4,505
NVE Corp.	850	70,372
ON Semiconductor Corp.*	619,928	9,602,684
PDF Solutions, Inc.*	8,200	185,484
Photronics, Inc.*	42,400	453,680
Power Integrations, Inc.	14,300	940,225
Rambus, Inc.*	70,500	926,370
Rudolph Technologies, Inc.*	15,700	351,680
Semtech Corp.*	34,500	1,166,100
Silicon Laboratories, Inc.*	22,100	1,625,455
Synaptics, Inc.*	19,200	950,592
Ultratech, Inc.*	9,200	272,504
Veeco Instruments, Inc.*	20,488	611,567
XPERI Corp.	25,500	865,725

		57,918,230

Software (7.6%)
8x8, Inc.*	752,030	11,468,458
A10 Networks, Inc.*	5,100	46,665
ACI Worldwide, Inc.*	66,481	1,422,029
American Software, Inc., Class A	21,000	215,880
Aspen Technology, Inc.*	224,982	13,255,939
Blackbaud, Inc.	22,800	1,748,076
Blackline, Inc.*	900	26,784

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Bottomline Technologies de, Inc.*	23,900	$565,235
BroadSoft, Inc.*	15,100	607,020
Callidus Software, Inc.*	28,000	597,800
CommVault Systems, Inc.*	20,200	1,026,160
CyberArk Software Ltd.*	235,110	11,960,046
Ebix, Inc.(x)	13,100	802,375
Ellie Mae, Inc.*	119,970	12,029,392
EnerNOC, Inc.(x)*	800	4,800
Fair Isaac Corp.	17,000	2,192,150
Gigamon, Inc.*	16,800	597,240
Globant SA(x)*	13,400	487,760
Guidance Software, Inc.*	21,000	123,900
Guidewire Software, Inc.*	148,673	8,374,750
HubSpot, Inc.*	166,080	10,056,144
Imperva, Inc.*	13,800	566,490
MicroStrategy, Inc., Class A*	5,900	1,108,020
Mitek Systems, Inc.*	6,100	40,565
Monotype Imaging Holdings, Inc.	25,800	518,580
Paycom Software, Inc.(x)*	23,000	1,322,730
Paylocity Holding Corp.*	11,200	432,656
Pegasystems, Inc.	17,600	771,760
Progress Software Corp.	31,250	907,813
Proofpoint, Inc.(x)*	20,000	1,487,200
PROS Holdings, Inc.*	10,650	257,624
Qualys, Inc.*	12,500	473,750
Rapid7, Inc.*	2,800	41,944
RealPage, Inc.*	27,800	970,220
RingCentral, Inc., Class A*	29,400	832,020
Rubicon Project, Inc. (The)*	2,200	12,958
Sapiens International Corp. NV	400	5,152
SecureWorks Corp., Class A*	3,600	34,200
Silver Spring Networks, Inc.*	16,800	189,672
Splunk, Inc.*	193,916	12,079,028
Synchronoss Technologies, Inc.*	19,000	463,600
Take-Two Interactive Software, Inc.*	305,126	18,084,817
Telenav, Inc.*	100	865
TiVo Corp.	68,997	1,293,694
Tyler Technologies, Inc.*	94,100	14,544,095
Ultimate Software Group, Inc. (The)*	44,178	8,623,987
Varonis Systems, Inc.*	1,300	41,340
VASCO Data Security International, Inc.*	5,500	74,250
Verint Systems, Inc.*	37,321	1,618,798
VirnetX Holding Corp.(x)*	5,000	11,500
Workiva, Inc.*	400	6,260
Zendesk, Inc.*	42,400	1,188,896
Zix Corp.*	11,650	56,037

		145,669,124

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.(x)*	56,000	837,760
Cray, Inc.*	24,700	540,930
Diebold Nixdorf, Inc.	35,600	1,092,920
Eastman Kodak Co.*	2,500	28,750
Electronics For Imaging, Inc.*	23,049	1,125,483
Immersion Corp.*	6,300	54,558
Nimble Storage, Inc.*	24,700	308,750
Pure Storage, Inc., Class A(x)*	31,900	313,577
Stratasys Ltd.*	27,900	571,671
Super Micro Computer, Inc.*	22,600	572,910
USA Technologies, Inc.*	200	850

		5,448,159

Total Information Technology		403,593,632

Materials (3.9%)
Chemicals (2.1%)
A Schulman, Inc.	18,100	569,245
Balchem Corp.	16,600	1,368,172
Calgon Carbon Corp.	36,300	529,980
Chase Corp.	3,600	343,440
Chemours Co. (The)	95,700	3,684,450
Chemtura Corp.*	33,300	1,112,220
Ferro Corp.*	44,554	676,775
Flotek Industries, Inc.(x)*	20,700	264,753
GCP Applied Technologies, Inc.*	37,000	1,208,050
HB Fuller Co.	26,900	1,386,964
Ingevity Corp.*	22,200	1,350,870
Innophos Holdings, Inc.	11,900	642,243
Innospec, Inc.	12,300	796,425
KMG Chemicals, Inc.	100	4,607
Koppers Holdings, Inc.*	10,600	448,910
Kraton Corp.*	13,600	420,512
Minerals Technologies, Inc.	16,000	1,225,600
Olin Corp.	79,923	2,627,069
PolyOne Corp.	414,617	14,134,294
Quaker Chemical Corp.	7,000	921,620
Rayonier Advanced Materials, Inc.(x)	16,600	223,270
Sensient Technologies Corp.	21,900	1,735,794
Stepan Co.	11,600	914,196
Tredegar Corp.	13,100	229,905
Trinseo SA	15,000	1,006,500
Tronox Ltd., Class A	33,800	623,610

		38,449,474

Construction Materials (0.8%)
Headwaters, Inc.*	34,400	807,712
Martin Marietta Materials, Inc.	59,467	12,978,673
Summit Materials, Inc., Class A*	52,709	1,302,439
US Concrete, Inc.(x)*	6,800	438,940

		15,527,764

Containers & Packaging (0.0%)
Greif, Inc., Class A	11,500	633,535
Greif, Inc., Class B	300	19,590

		653,125

Metals & Mining (0.7%)
AK Steel Holding Corp.*	160,942	1,157,173
Allegheny Technologies, Inc.(x)	56,700	1,018,332
Carpenter Technology Corp.	27,600	1,029,480
Century Aluminum Co.*	24,300	308,367
Cliffs Natural Resources, Inc.*	139,527	1,145,517
Coeur Mining, Inc.*	79,770	644,542
Commercial Metals Co.	64,900	1,241,536
Ferroglobe plc	45,200	466,916
Haynes International, Inc.	3,900	148,668
Hecla Mining Co.	178,400	943,736
Kaiser Aluminum Corp.	11,000	878,900
Materion Corp.	12,600	422,730
Schnitzer Steel Industries, Inc., Class A	13,500	278,775
Stillwater Mining Co.*	59,075	1,020,225
SunCoke Energy, Inc.*	33,430	299,533
TimkenSteel Corp.*	20,400	385,764
Worthington Industries, Inc.	25,099	1,131,714

		12,521,908

Paper & Forest Products (0.3%)
Boise Cascade Co.*	25,000	667,500
Clearwater Paper Corp.*	8,928	499,968
Deltic Timber Corp.	7,100	554,652
KapStone Paper and Packaging Corp.	39,700	917,070
Louisiana-Pacific Corp.*	70,100	1,739,882
Neenah Paper, Inc.	10,100	754,470
PH Glatfelter Co.	18,300	397,842

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Schweitzer-Mauduit International, Inc.	16,000	$662,720

		6,194,104

Total Materials		73,346,375

Real Estate (3.8%)
Equity Real Estate Investment Trusts (REITs) (3.6%)
Acadia Realty Trust (REIT)	38,586	1,159,895
Agree Realty Corp. (REIT)	15,300	733,788
Alexander’s, Inc. (REIT)	1,000	431,860
American Assets Trust, Inc. (REIT)	23,296	974,705
Armada Hoffler Properties, Inc. (REIT)	2,100	29,169
Ashford Hospitality Prime, Inc. (REIT)	1,755	18,621
Ashford Hospitality Trust, Inc. (REIT)	31,450	200,337
CareTrust REIT, Inc. (REIT)	26,500	445,730
CBL & Associates Properties, Inc. (REIT)	88,100	840,474
Cedar Realty Trust, Inc. (REIT)	23,900	119,978
Chatham Lodging Trust (REIT)	22,400	442,400
Chesapeake Lodging Trust (REIT)	30,620	733,655
Colony Starwood Homes (REIT)	33,900	1,150,905
CoreSite Realty Corp. (REIT)	17,500	1,575,875
Cousins Properties, Inc. (REIT)	160,149	1,324,432
DiamondRock Hospitality Co. (REIT)	94,508	1,053,764
DuPont Fabros Technology, Inc. (REIT)	36,610	1,815,490
Easterly Government Properties, Inc. (REIT)	10,100	199,879
EastGroup Properties, Inc. (REIT)	17,180	1,263,245
Education Realty Trust, Inc. (REIT)	38,833	1,586,328
FelCor Lodging Trust, Inc. (REIT)	88,640	665,686
First Industrial Realty Trust, Inc. (REIT)	60,700	1,616,441
First Potomac Realty Trust (REIT)	34,657	356,274
Four Corners Property Trust, Inc. (REIT)	31,500	719,145
Franklin Street Properties Corp. (REIT)	65,080	790,071
GEO Group, Inc. (The) (REIT)	35,781	1,659,165
Getty Realty Corp. (REIT)	13,664	345,289
Gladstone Commercial Corp. (REIT)	1,100	22,737
Global Net Lease, Inc. (REIT)*	29,700	715,176
Government Properties Income Trust (REIT)	39,550	827,782
Gramercy Property Trust (REIT)	66,452	1,747,688
Healthcare Realty Trust, Inc. (REIT)	59,600	1,937,000
Hersha Hospitality Trust (REIT)	18,932	355,732
Hudson Pacific Properties, Inc. (REIT)	54,600	1,891,344
Independence Realty Trust, Inc. (REIT)	5,400	50,598
InfraREIT, Inc. (REIT)	20,777	373,986
Investors Real Estate Trust (REIT)	56,320	333,978
iStar, Inc. (REIT)*	45,200	533,360
Kite Realty Group Trust (REIT)	45,782	984,313
LaSalle Hotel Properties (REIT)	55,650	1,611,068
Lexington Realty Trust (REIT)	130,645	1,303,837
LTC Properties, Inc. (REIT)	21,800	1,044,220
Mack-Cali Realty Corp. (REIT)	46,100	1,241,934
Medical Properties Trust, Inc. (REIT)	154,435	1,990,666
Monmouth Real Estate Investment Corp. (REIT)	33,113	472,523
Monogram Residential Trust, Inc. (REIT)	91,300	910,261
National Health Investors, Inc. (REIT)	20,200	1,467,126
National Storage Affiliates Trust (REIT)	20,500	489,950
New Senior Investment Group, Inc. (REIT)	36,400	371,280
NorthStar Realty Europe Corp. (REIT)	31,100	360,449
One Liberty Properties, Inc. (REIT)	2,300	53,728
Parkway, Inc. (REIT)	24,156	480,463
Pebblebrook Hotel Trust (REIT)(x)	35,928	1,049,457
Pennsylvania REIT (REIT)	36,260	548,976
Physicians Realty Trust (REIT)	69,700	1,384,939
Potlatch Corp. (REIT)	21,000	959,700
PS Business Parks, Inc. (REIT)	10,220	1,172,847
QTS Realty Trust, Inc. (REIT), Class A	24,400	1,189,500
RAIT Financial Trust (REIT)	11,300	36,160
Ramco-Gershenson Properties Trust (REIT)	48,260	676,605
Retail Opportunity Investments Corp. (REIT)	51,500	1,083,045
Rexford Industrial Realty, Inc. (REIT)	29,300	659,836
RLJ Lodging Trust (REIT)	64,800	1,523,448
Ryman Hospitality Properties, Inc. (REIT)	23,816	1,472,543
Sabra Health Care REIT, Inc. (REIT)	33,000	921,690
Saul Centers, Inc. (REIT)	5,300	326,586
Select Income REIT (REIT)	34,400	887,176
Seritage Growth Properties (REIT), Class A(x)	13,000	560,950
Silver Bay Realty Trust Corp. (REIT)	22,522	483,547
STAG Industrial, Inc. (REIT)	35,900	898,218
Summit Hotel Properties, Inc. (REIT)	47,700	762,246
Sunstone Hotel Investors, Inc. (REIT)	110,114	1,688,048
Terreno Realty Corp. (REIT)	21,100	590,800
Tier REIT, Inc. (REIT)	24,900	432,264
Universal Health Realty Income Trust (REIT)	7,650	493,425
Urban Edge Properties (REIT)	48,700	1,280,810
Urstadt Biddle Properties, Inc. (REIT), Class A	15,170	311,895
Washington Prime Group, Inc. (REIT)	97,000	842,930
Washington REIT (REIT)	36,700	1,147,976
Xenia Hotels & Resorts, Inc. (REIT)	46,700	797,169

		68,006,586

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	24,300	1,081,836
FRP Holdings, Inc.*	1,800	72,000
HFF, Inc., Class A	21,500	594,905
Kennedy-Wilson Holdings, Inc.	37,200	825,840
Marcus & Millichap, Inc.*	1,200	29,496
RE/MAX Holdings, Inc., Class A	9,300	552,885
RMR Group, Inc. (The), Class A	935	46,283
St Joe Co. (The)*	25,600	436,480
Tejon Ranch Co.*	2,900	63,481

		3,703,206

Total Real Estate		71,709,792

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.7%)
ATN International, Inc.	4,700	330,974

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Bell, Inc.*	18,200	$322,140
Cogent Communications Holdings, Inc.	24,500	1,054,725
Consolidated Communications Holdings, Inc.(x)	31,299	733,023
FairPoint Communications, Inc.*	15,100	250,660
General Communication, Inc., Class A*	23,900	497,120
Globalstar, Inc.(x)*	261,000	417,600
Hawaiian Telcom Holdco, Inc.*	200	4,582
IDT Corp., Class B	1,000	12,720
Intelsat SA(x)*	5,900	24,485
Iridium Communications, Inc.(x)*	34,300	330,995
ORBCOMM, Inc.*	26,400	252,120
pdvWireless, Inc.(x)*	100	2,185
Straight Path Communications, Inc., Class B(x)*	1,800	64,746
Vonage Holdings Corp.*	1,290,600	8,156,592
Windstream Holdings, Inc.(x)	103,439	563,743

		13,018,410

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,200	15,588
Shenandoah Telecommunications Co.	27,328	766,550
Spok Holdings, Inc.	8,143	154,717

		936,855

Total Telecommunication Services		13,955,265

Utilities (1.8%)
Electric Utilities (0.6%)
ALLETE, Inc.	27,300	1,848,483
El Paso Electric Co.	20,500	1,035,250
IDACORP, Inc.	25,700	2,132,072
MGE Energy, Inc.	17,800	1,157,000
Otter Tail Corp.	18,200	689,780
PNM Resources, Inc.	40,300	1,491,100
Portland General Electric Co.	48,400	2,149,928

		10,503,613

Gas Utilities (0.7%)
Chesapeake Utilities Corp.	8,040	556,368
New Jersey Resources Corp.	40,300	1,595,880
Northwest Natural Gas Co.	13,500	797,850
ONE Gas, Inc.	26,900	1,818,440
South Jersey Industries, Inc.	40,900	1,458,085
Southwest Gas Holdings, Inc.	23,000	1,906,930
Spire, Inc.	21,600	1,458,000
WGL Holdings, Inc.	26,000	2,145,779

		11,737,332

Independent Power and Renewable Electricity Producers (0.2%)
Atlantica Yield plc	26,919	564,222
Dynegy, Inc.*	62,351	490,079
NRG Yield, Inc., Class A	17,100	297,369
NRG Yield, Inc., Class C	34,592	612,278
Ormat Technologies, Inc.	19,200	1,095,937
Pattern Energy Group, Inc.	37,300	750,849
TerraForm Power, Inc., Class A*	45,700	565,309
Vivint Solar, Inc.(x)*	15,300	42,840

		4,418,883

Multi-Utilities (0.2%)
Avista Corp.	32,500	1,269,125
Black Hills Corp.	26,200	1,741,514
NorthWestern Corp.	22,891	1,343,702
Unitil Corp.	7,300	328,719

		4,683,060

Water Utilities (0.1%)
American States Water Co.	17,500	775,250
California Water Service Group	23,000	824,550
Connecticut Water Service, Inc.	5,800	308,270
Middlesex Water Co.	8,400	310,380
SJW Group	8,300	400,226

		2,618,676

Total Utilities		33,961,564

Total Common Stocks (98.7%) (Cost $1,216,405,389)		1,871,976,772

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc. (Contingent Value Shares)*†	56,900	72,548

Total Consumer Discretionary		72,548

Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics, Inc. (Contingent Value Shares)(x)*†	52,100	3,126
Durata Therapeutics, Inc. (Contingent Value Shares)*†	5,000	600
Dyax Corp. (Contingent Value Shares)*†	77,700	64,685

		68,411

Life Sciences Tools & Services (0.0%)
Furiex Pharmaceuticals LLC*†	11,400	—

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)*†	5,500	2,475

Total Health Care		70,886

Total Rights (0.0%) (Cost $13,229)		143,434

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	22,986,576	22,993,472

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.8%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $7,000,461, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $7,140,005.(xx)	$7,000,000	7,000,000

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $9,100,667, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $9,282,001.(xx)	$9,100,000	$9,100,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $3,000,273, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $3,060,007.(xx)	3,000,000	3,000,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $5,000,396, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $5,100,010.(xx)	5,000,000	5,000,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $23,802,578, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $26,132,080.(xx)	23,800,000	23,800,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $342,174, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $348,995.(xx)	342,152	342,152
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $5,600,504, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $5,715,450.(xx)	5,600,000	5,600,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $5,500,380, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $5,613,388.(xx)	5,500,000	5,500,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $7,000,754, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $7,141,154.(xx)	7,000,000	7,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $4,000,283, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $4,080,290.(xx)	4,000,000	4,000,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $15,002,450, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $15,302,080.(xx)	15,000,000	15,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $6,000,490, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $6,120,500.(xx)	6,000,000	6,000,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $4,000,263, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $4,080,000.(xx)	4,000,000	4,000,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $5,000,317, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $5,100,005.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $8,001,260, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $8,160,000.(xx)	8,000,000	8,000,000

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $20,003,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $20,400,008.(xx)	$20,000,000	$20,000,000

Total Repurchase Agreements		128,342,152

Total Short-Term Investments (8.0%) (Cost $151,334,057)		151,335,624

Total Investments (106.7%) (Cost $1,367,752,675)		2,023,455,830
Other Assets Less Liabilities (-6.7%)		(127,377,245)

Net Assets (100%)		$1,896,078,585

*	Non-income producing.

†	Securities (totaling $143,434 or 0.0% of net assets) held at fair value by management.

@	Shares are less than 0.5.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,653,928.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $125,806,143. This was secured by cash collateral of $128,342,152 which was subsequently invested in joint repurchase agreements with a total value of $128,342,152, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $340,218 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 6.500%, maturing 4/30/17-8/15/45.

Glossary:

ADR — American Depositary Receipt

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	118	June-17	$8,095,692	$8,167,960	$72,268

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$308,404,550	$332,625	$—	$308,737,175
Consumer Staples	35,259,951	—	—	35,259,951
Energy	54,534,116	—	—	54,534,116
Financials	255,121,944	—	—	255,121,944
Health Care	277,595,748	—	—	277,595,748
Industrials	344,161,210	—	—	344,161,210
Information Technology	403,593,632	—	—	403,593,632
Materials	73,346,375	—	—	73,346,375
Real Estate	71,709,792	—	—	71,709,792
Telecommunication Services	13,955,265	—	—	13,955,265
Utilities	33,961,564	—	—	33,961,564
Futures	72,268	—	—	72,268
Rights
Consumer Discretionary	—	—	72,548	72,548
Health Care	—	—	70,886	70,886
Short-Term Investments
Investment Companies	22,993,472	—	—	22,993,472
Repurchase Agreements	—	128,342,152	—	128,342,152

Total Assets	$1,894,709,887	$128,674,777	$143,434	$2,023,528,098

Total Liabilities	$—	$—	$—	$—

Total	$1,894,709,887	$128,674,777	$143,434	$2,023,528,098

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$714,868,443
Aggregate gross unrealized depreciation	(64,578,811)

Net unrealized appreciation	$650,289,632

Federal income tax cost of investments	$1,373,166,198

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.6%)
Hotels, Restaurants & Leisure (2.6%)
Chipotle Mexican Grill, Inc.*	8,670	$3,862,659
Yum China Holdings, Inc.*	184,937	5,030,286

		8,892,945

Internet & Direct Marketing Retail (5.1%)
Amazon.com, Inc.*	19,883	17,627,075

Media (7.2%)
Comcast Corp., Class A	270,172	10,155,765
Twenty-First Century Fox, Inc., Class A	180,404	5,843,286
Walt Disney Co. (The)	75,812	8,596,323

		24,595,374

Specialty Retail (2.7%)
Home Depot, Inc. (The)	62,255	9,140,901

Total Consumer Discretionary		60,256,295

Consumer Staples (6.3%)
Beverages (3.9%)
Anheuser-Busch InBev SA/NV (ADR)	57,304	6,289,687
Coca-Cola Co. (The)	169,918	7,211,320

		13,501,007

Food & Staples Retailing (2.4%)
CVS Health Corp.	102,525	8,048,212

Total Consumer Staples		21,549,219

Energy (3.6%)
Energy Equipment & Services (2.6%)
Schlumberger Ltd.	114,745	8,961,584

Oil, Gas & Consumable Fuels (1.0%)
Pioneer Natural Resources Co.	18,720	3,486,226

Total Energy		12,447,810

Financials (7.2%)
Capital Markets (5.5%)
BlackRock, Inc.	20,049	7,688,992
Charles Schwab Corp. (The)	155,098	6,329,549
Nasdaq, Inc.	68,867	4,782,813

		18,801,354

Consumer Finance (1.7%)
American Express Co.	71,772	5,677,883

Total Financials		24,479,237

Health Care (20.4%)
Biotechnology (9.3%)
Alexion Pharmaceuticals, Inc.*	50,117	6,076,185
Biogen, Inc.*	28,846	7,887,073
Celgene Corp.*	96,745	12,037,981
Regeneron Pharmaceuticals, Inc.*	15,033	5,825,438

		31,826,677

Health Care Equipment & Supplies (1.8%)
DENTSPLY SIRONA, Inc.	95,819	5,982,938

Health Care Providers & Services (2.9%)
UnitedHealth Group, Inc.	59,665	9,785,657

Life Sciences Tools & Services (2.1%)
Thermo Fisher Scientific, Inc.	47,067	7,229,491

Pharmaceuticals (4.3%)
Johnson & Johnson	55,897	6,961,971
Zoetis, Inc.	146,927	7,841,494

		14,803,465

Total Health Care		69,628,228

Industrials (7.2%)
Aerospace & Defense (1.9%)
Rockwell Collins, Inc.	68,251	6,631,267

Air Freight & Logistics (2.0%)
United Parcel Service, Inc., Class B .	63,938	6,860,548

Industrial Conglomerates (1.8%)
Honeywell International, Inc.	47,690	5,955,050

Trading Companies & Distributors (1.5%)
WW Grainger, Inc.	21,680	5,046,237

Total Industrials		24,493,102

Information Technology (32.9%)
Communications Equipment (1.2%)
Palo Alto Networks, Inc.*	35,550	4,005,774

Internet Software & Services (11.3%)
Akamai Technologies, Inc.*	136,586	8,154,184
Alphabet, Inc., Class A*	9,013	7,641,222
Alphabet, Inc., Class C*	12,754	10,580,208
eBay, Inc.*	99,211	3,330,513
Facebook, Inc., Class A*	62,123	8,824,572

		38,530,699

IT Services (4.8%)
PayPal Holdings, Inc.*	136,243	5,861,174
Visa, Inc., Class A	119,591	10,628,052

		16,489,226

Semiconductors & Semiconductor Equipment (3.2%)
Texas Instruments, Inc.	72,386	5,831,416
Xilinx, Inc.	85,478	4,948,322

		10,779,738

Software (10.4%)
Adobe Systems, Inc.*	60,349	7,853,215
Fortinet, Inc.*	97,070	3,722,634
Microsoft Corp.	181,757	11,970,516
Red Hat, Inc.*	78,576	6,796,824
VMware, Inc., Class A(x)*	57,211	5,271,422

		35,614,611

Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc.	47,181	6,778,023

Total Information Technology		112,198,071

Materials (4.2%)
Chemicals (4.2%)
Ecolab, Inc.	55,588	6,967,400
Monsanto Co.	64,795	7,334,794

Total Materials		14,302,194

Total Common Stocks (99.4%) (Cost $278,384,321)		339,354,156

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	1,163,194	1,163,543

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $500,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $510,000.(xx)	$500,000	$500,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $700,051, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%,maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $714,000.(xx)	700,000	700,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $800,087, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $878,389.(xx)	800,000	800,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $300,024, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $306,001.(xx)	300,000	300,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $601,389, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $613,376.(xx)	601,349	601,349
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $400,028, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $408,246.(xx)	400,000	400,000
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $200,018, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $204,123.(xx)	200,000	200,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $1,000,082, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $1,020,083.(xx)	1,000,000	1,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $200,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $204,014.(xx)	200,000	200,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $100,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $102,000.(xx)	100,000	100,000

Total Repurchase Agreements		4,801,349

Total Short-Term Investments (1.7%) (Cost $5,965,008)		5,964,892

Total Investments (101.1%) (Cost $284,349,329)		345,319,048
Other Assets Less Liabilities (-1.1%)		(3,919,732)

Net Assets (100%)		$341,399,316

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $4,744,196. This was secured by cash collateral of $4,801,349 which was subsequently invested in joint repurchase agreements with a total value of $4,801,349, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$60,256,295	$—	$—	$60,256,295
Consumer Staples	21,549,219	—	—	21,549,219
Energy	12,447,810	—	—	12,447,810
Financials	24,479,237	—	—	24,479,237
Health Care	69,628,228	—	—	69,628,228
Industrials	24,493,102	—	—	24,493,102
Information Technology	112,198,071	—	—	112,198,071
Materials	14,302,194	—	—	14,302,194
Short-Term Investments
Investment Companies	1,163,543	—	—	1,163,543
Repurchase Agreements	—	4,801,349	—	4,801,349

Total Assets	$340,517,699	$4,801,349	$—	$345,319,048

Total Liabilities	$—	$—	$—	$—

Total	$340,517,699	$4,801,349	$—	$345,319,048

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,072,290
Aggregate gross unrealized depreciation	(2,628,340)

Net unrealized appreciation	$59,443,950

Federal income tax cost of investments	$285,875,098

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.1%)
Apidos CLO XXI,
Series 2015-21A C
4.574%, 7/18/27(l)§	$500,000	$500,934
Series 2015-21A D
6.574%, 7/18/27(l)§	250,000	246,825
Atrium IX,
Series 9A DR
4.605%, 5/28/30(b)(l)§	500,000	496,180
Babson CLO Ltd.,
Series 2012-2A CR
4.639%, 5/15/23(l)§	250,000	250,050
BlueMountain CLO Ltd.,
Series 2015-2A D
4.574%, 7/18/27(l)§	250,000	251,120
Series 2016-2A C
5.152%, 8/20/28(l)§	500,000	504,610
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-2A D2
7.473%, 7/15/27(l)§	600,000	600,710
Dryden 34 Senior Loan Fund,
Series 2014-34A DR
4.422%, 10/15/26(l)(b)§	500,000	493,055
Eaton Vance CDO VIII Ltd.,
Series 2006-8A B
1.689%, 8/15/22(l)§	250,000	247,732
Element Rail Leasing II LLC,
Series 2016-1A A2
5.047%, 3/19/46(b)§	593,797	609,094
GMAC Mortgage Corp.,
3.375%, 3/25/47(l)	3,000,000	2,995,500
LCM XII LP,
Series 12A DR
4.725%, 10/19/22(l)§	500,000	500,043
MP CLO VI Ltd.,
Series 2014-2A DR
4.465%, 1/15/27(l)(b)§	500,000	500,042
OneMain Financial Issuance Trust,
Series 2015-1A A
3.190%, 3/18/26§	411,000	415,379
Series 2015-2A A
2.570%, 7/18/25§	150,000	150,329
SoFi Consumer Loan Program LLC,
Series 2017-2 A
3.280%, 2/25/26§	250,000	248,881
TAL Advantage VI LLC,
4.500%, 4/21/42(b)§	350,000	354,246
Textainer Marine Containers III Ltd.,
Series 2014-1A A
3.270%, 10/20/39(b)§	379,167	370,081
Thacher Park CLO Ltd.,
Series 2014-1A D1R
5.257%, 10/20/26(l)§	500,000	499,951
THL Credit Wind River CLO Ltd.,
Series 2014-1A DR
4.609%, 4/18/26(l)§	500,000	499,952
Series 2017-1A D
4.784%, 4/18/29(l)§	250,000	250,721
Venture XII CLO Ltd.,
Series 2012-12A DR
4.754%, 2/28/26(l)§	500,000	500,127
Venture XVII CLO Ltd.,
Series 2014-17A C
3.873%, 7/15/26(l)§	250,000	250,210
VOLT LV LLC,
Series 2017-NPL2 A1
3.500%, 3/25/47(b)(e)§	1,000,000	999,993

Total Asset-Backed Securities		12,735,765

Collateralized Mortgage Obligations (16.5%)
Alternative Loan Trust,
Series 2006-19CB A15
6.000%, 8/25/36	414,819	366,906
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	645,270	625,043
Series 2007-5 3A1
6.000%, 7/25/37	3,788,969	2,798,474
CHL Mortgage Pass-Through Trust,
Series 2006-J4 A5
6.250%, 9/25/36	745,513	613,932
Series 2007-14 A18
6.000%, 9/25/37	3,274,799	2,872,323
Series 2007-HY1 1A1
3.551%, 4/25/37(l)	668,438	649,058
Series 2007-HY1 2A1
3.232%, 3/25/37(l)	335,485	316,105
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
3.511%, 3/25/36(l)	985,140	969,727
Series 2006-AR7 2A3A
3.202%, 11/25/36(l)	1,850,971	1,596,865
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	1,622,858	1,715,993
Series 4444 CZ
3.000%, 2/15/45	532,206	484,455
Series 4471 GA
3.000%, 2/15/44	801,098	809,296
Series 4483 CA
3.000%, 6/15/44	496,933	501,799
FHLMC Multifamily Structured Pass-Through Certificates,
Series K050 A2
3.334%, 8/25/25(l)	50,000	51,878
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA3 A6
6.000%, 7/25/36	5,010,145	4,180,501
First Horizon Mortgage Pass-Through Trust,
Series 2006-2 1A3
6.000%, 8/25/36	449,266	414,070
FNMA,
Series 2015-42 CA
3.000%, 3/25/44	1,377,607	1,390,597
Series 2015-9 HA
3.000%, 1/25/45	639,575	653,253
RALI Trust,
Series 2007-QS8 A10
6.000%, 6/25/37	2,616,522	2,202,144
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	593,323	568,915

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
SG Residential Mortgage Trust,
Series 2017-1 A1
3.709%, 4/25/47(b)(l)§	$2,900,000	$2,897,755
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	490,396	466,862
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	654,243	657,703
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16 6A3
3.079%, 10/25/35(l)	1,566,394	1,581,794

Total Collateralized Mortgage Obligations		29,385,448

Commercial Mortgage-Backed Securities (4.3%)
BBCMS Mortgage Trust,
Series 2017-C1 XA
1.531%, 2/15/50 IO(l)	1,000,000	110,824
CFCRE Commercial Mortgage Trust,
Series 2016-C3 XA
1.087%, 1/10/48 IO(l)	990,746	72,065
Series 2016-C7 A3
3.839%, 12/10/54	92,000	94,710
Chicago Skyscraper Trust 2017 SKY,
Series 2017-SKY B
2.013%, 4/15/30(l)(b)§	71,000	70,998
Series 2017-SKY C
2.163%, 4/15/30(l)(b)§	39,000	38,998
Citigroup Commercial Mortgage Trust,
Series 2015-GC35 XA
0.900%, 11/10/48 IO(l)	843,477	44,270
Series 2016-P4 A4
2.902%, 7/10/49	89,000	86,143
Series 2016-P4 XA
2.015%, 7/10/49 IO(l)	996,380	133,424
Series 2016-P6 A5
3.720%, 12/10/49(l)	73,000	75,407
Series 2016-SMPL D
3.520%, 9/10/31§	91,000	90,225
COMM Mortgage Trust,
Series 2012-CR4 D
4.571%, 10/15/45(l)§	128,000	120,443
Series 2013-CR10 XA
0.923%, 8/10/46 IO(l)	2,132,112	77,950
Series 2015-CR22 D
4.126%, 3/10/48(l)§	140,000	114,418
Series 2015-CR23 D
4.255%, 5/10/48(l)	140,000	106,720
Series 2015-CR26 B
4.494%, 10/10/48(l)	100,000	103,188
Series 2015-CR26 XA
1.053%, 10/10/48 IO(l)	1,288,279	82,016
Series 2015-LC23 C
4.646%, 10/10/48(l)	64,000	62,368
Series 2016-CR28 C
4.647%, 2/10/49(l)	73,000	71,842
Series 2016-DC2 XA
1.074%, 2/10/49 IO(l)	992,527	67,913
Series 2016-GCT E
3.461%, 8/10/29(b)(l)§	180,000	173,323
Commercial Mortgage Trust,
Series 2007-GG11 AJ
6.053%, 12/10/49(l)	140,000	141,332
Cosmopolitan Hotel Trust,
Series 2016-CSMO C
3.562%, 11/15/33(l)§	70,000	70,870
Credit Suisse Commercial Mortgage Trust,
Series 2007-C4 A1AM
5.958%, 9/15/39(l)	140,000	141,478
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
0.955%, 4/15/50 IO(l)	1,533,140	83,033
Series 2015-C2 AS
3.849%, 6/15/57(l)	140,000	143,676
Series 2015-C4 C
4.585%, 11/15/48(l)	64,000	63,483
FHLMC Multifamily Structured Pass-Through Certificates,
Series K722 X1
1.311%, 3/25/23 IO(l)	997,174	62,947
FNMA,
Series 2016-M3 A2
2.702%, 2/25/26	67,000	65,833
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 AM
5.606%, 12/10/49(l)	85,700	86,355
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA
1.590%, 2/10/46 IO(l)	1,434,435	100,444
GS Mortgage Securities Trust,
Series 2014-GC20 XA
1.148%, 4/10/47 IO(l)	1,750,151	95,872
Series 2014-GC26 D
4.511%, 11/10/47(l)§	375,000	310,583
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 AM
5.372%, 5/15/47	86,211	86,471
Series 2007-C1 AM
5.991%, 2/15/51(l)	140,000	141,310
Series 2007-LD11 AM
5.841%, 6/15/49(l)	91,000	92,571
Series 2007-LD12 AM
6.066%, 2/15/51(l)	100,000	101,071
Series 2007-LDPX AM
5.464%, 1/15/49(l)	352,251	352,141
Series 2015-JP1 XA
1.148%, 1/15/49 IO(l)	991,958	58,465
Series 2016-JP2 B
3.460%, 8/15/49	28,000	27,508
Series 2016-JP2 C
3.795%, 8/15/49(l)	22,000	21,315
Series 2016-JP2 XA
1.864%, 8/15/49 IO(l)	292,933	38,602
Series 2016-WPT E
5.912%, 10/15/33(l)§	92,000	93,753
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 XA
1.089%, 8/15/47 IO(l)	1,428,073	84,415
Series 2015-C27 D
3.845%, 2/15/48(l)§	347,000	275,588
Series 2015-C32 C
4.669%, 11/15/48(l)	105,000	99,145
Series 2016-C1 C
4.747%, 3/15/49(l)	66,000	67,832

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.710%, 6/15/49 IO(l)	$995,880	$99,638
LB-UBS Commercial Mortgage Trust,
Series 2007-C2 AM
5.493%, 2/15/40(l)	31,063	31,067
LSTAR Commercial Mortgage Trust,
Series 2016-4 C
4.549%, 3/10/49(l)§	72,000	66,068
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C
4.000%, 12/15/47	125,000	116,396
Series 2015-C20 C
4.462%, 2/15/48(l)	125,000	117,958
Series 2015-C26 D
3.060%, 10/15/48§	100,000	75,849
Series 2016-C32 A4
3.720%, 12/15/49	76,000	78,654
Morgan Stanley Capital I Trust,
Series 2007-HQ11 AJ
5.508%, 2/12/44(l)	35,267	35,269
Series 2015-UBS8 XA
0.971%, 12/15/48 IO(l)	1,088,630	68,941
Series 2015-XLF2 AFSC
3.912%, 8/15/26(l)§	65,000	64,934
Series 2016-UB11 XA
1.679%, 8/15/49 IO(l)	990,813	104,912
Series 2017-PRME D
4.312%, 2/15/34(l)§	73,000	72,817
MSCG Trust,
Series 2016-SNR C
5.205%, 11/15/34§	92,000	92,168
PFP Ltd.,
Series 2017-3 A
1.829%, 1/14/35(b)(l)§	78,000	78,158
Series 2017-3 AS
2.079%, 1/14/35(b)(l)§	65,000	65,239
Series 2017-3 B
2.529%, 1/14/35(b)(l)§	37,000	37,185
Series 2017-3 C
3.279%, 1/14/35(b)(l)§	39,000	39,261
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
2.029%, 10/10/48 IO(l)	642,171	83,788
Sutherland Commercial Mortgage Loans LLC,
Series 2015-SBC4 A
4.000%, 6/25/39§	57,739	57,339
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16 D
3.938%, 8/15/50§	150,000	124,590
Series 2015-C28 C
4.135%, 5/15/48(l)	140,000	128,049
Series 2015-C30 XA
1.009%, 9/15/58 IO(l)	7,487,788	473,819
Series 2015-C31 C
4.611%, 11/15/48(l)	105,000	106,006
Series 2015-C31 XA
1.108%, 11/15/48 IO(l)	1,236,959	86,357
Series 2015-LC22 C
4.541%, 9/15/58(l)	50,000	50,310
Series 2015-P2 A4
3.809%, 12/15/48	66,000	68,733
Series 2015-P2 XA
1.027%, 12/15/48 IO(l)	994,033	62,239
Series 2016-C32 C
4.721%, 1/15/59(l)	51,000	49,110
Series 2016-NXS6 XA
1.661%, 11/15/49 IO(l)	996,317	105,761
Series 2017-RC1 XA
1.737%, 1/15/60 IO(l)	1,228,000	134,464
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA
1.151%, 8/15/47 IO(l)	2,915,367	168,948

Total Commercial Mortgage-Backed Securities		7,647,365

Corporate Bonds (21.1%)
Consumer Discretionary (1.9%)
Auto Components (0.1%)
Allison Transmission, Inc.
5.000%, 10/1/24§	20,000	20,176
American Axle & Manufacturing, Inc.
6.625%, 10/15/22(x)	75,000	76,972
Delphi Automotive plc
4.250%, 1/15/26	8,000	8,345
Delphi Corp.
4.150%, 3/15/24	60,000	62,637
Goodyear Tire & Rubber Co. (The)
5.125%, 11/15/23	25,000	26,063
Icahn Enterprises LP
6.250%, 2/1/22§	15,000	15,300

		209,493

Automobiles (0.0%)
Ford Motor Co.
7.450%, 7/16/31	65,000	81,903

Diversified Consumer Services (0.0%)
ServiceMaster Co. LLC (The)
5.125%, 11/15/24§	35,000	35,833

Hotels, Restaurants & Leisure (0.6%)
ESH Hospitality, Inc.
5.250%, 5/1/25§	65,000	64,919
GLP Capital LP
5.375%, 4/15/26	10,000	10,325
Gohl Capital Ltd.
4.250%, 1/24/27(m)	400,000	404,000
Hilton Domestic Operating Co., Inc.
4.250%, 9/1/24§	100,000	99,250
Jack Ohio Finance LLC
6.750%, 11/15/21§	20,000	20,676

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
NCL Corp. Ltd.
4.750%, 12/15/21§	$30,000	$30,375
Pinnacle Entertainment, Inc.
5.625%, 5/1/24§	65,000	65,650
Sabre GLBL, Inc.
5.250%, 11/15/23§	20,000	20,476
Scientific Games International, Inc.
7.000%, 1/1/22§	45,000	47,984
Six Flags Entertainment Corp.
4.875%, 7/31/24§	65,000	64,350
5.500%, 4/15/27(b)§	65,000	64,838
Station Casinos LLC
7.500%, 3/1/21	15,000	15,637
Viking Cruises Ltd.
8.500%, 10/15/22§	95,000	98,087

		1,006,567

Household Durables (0.1%)
Newell Brands, Inc.
3.150%, 4/1/21	65,000	66,350
Tempur Sealy International, Inc.
5.625%, 10/15/23	35,000	35,175

		101,525

Media (0.9%)
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26§	20,000	20,200
6.125%, 5/15/27(b)§	15,000	15,112
Cengage Learning, Inc.
9.500%, 6/15/24§	30,000	27,000
Cequel Communications Holdings I LLC
6.375%, 9/15/20§	25,000	25,750
Charter Communications Operating LLC
4.908%, 7/23/25	70,000	73,843
Comcast Corp.
4.200%, 8/15/34	15,000	15,176
4.400%, 8/15/35	185,000	190,918
CSC Holdings LLC
5.250%, 6/1/24	35,000	34,825
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22(e)(m)	200,000	199,000
Gray Television, Inc.
5.125%, 10/15/24§	15,000	14,795
5.875%, 7/15/26§	50,000	50,875
Grupo Televisa SAB
4.625%, 1/30/26	200,000	204,816
6.125%, 1/31/46	300,000	314,580
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	70,000	69,741
Nexstar Broadcasting, Inc.
5.625%, 8/1/24§	25,000	25,345
Omnicom Group, Inc.
3.600%, 4/15/26	170,000	169,833
Sinclair Television Group, Inc.
5.625%, 8/1/24§	10,000	10,175
Sirius XM Radio, Inc.
5.375%, 7/15/26§	70,000	71,491
TEGNA, Inc.
4.875%, 9/15/21§	25,000	25,437
Videotron Ltd.
5.125%, 4/15/27(b)§	15,000	15,206
WMG Acquisition Corp.
6.750%, 4/15/22§	40,000	42,050

		1,616,168

Specialty Retail (0.2%)
Asbury Automotive Group, Inc.
6.000%, 12/15/24	50,000	51,655
Home Depot, Inc. (The)
3.350%, 9/15/25	36,000	36,843
3.000%, 4/1/26	110,000	109,758
PetSmart, Inc.
7.125%, 3/15/23§	70,000	66,500
Sally Holdings LLC
5.750%, 6/1/22	95,000	97,850

		362,606

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
3.700%, 4/1/27	40,000	40,861
Levi Strauss & Co.
5.000%, 5/1/25	15,000	15,378

		56,239

Total Consumer Discretionary		3,470,334

Consumer Staples (1.5%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	105,000	113,562
Coca-Cola Co. (The)
1.550%, 9/1/21	60,000	58,477
PepsiCo, Inc.
3.450%, 10/6/46	150,000	134,627

		306,666

Food & Staples Retailing (0.4%)
Albertsons Cos. LLC
5.750%, 3/15/25§	55,000	53,213
Cencosud SA
5.150%, 2/12/25(m)	400,000	416,500
Kroger Co. (The)
3.400%, 4/15/22	85,000	86,995
Rite Aid Corp.
6.125%, 4/1/23(x)§	70,000	69,300

		626,008

Food Products (0.8%)
B&G Foods, Inc.
5.250%, 4/1/25	50,000	50,500
JBS USA LUX SA
5.750%, 6/15/25§	15,000	15,150
Kraft Heinz Foods Co.
1.600%, 6/30/17	35,000	35,008
2.000%, 7/2/18	125,000	125,241
MARB BondCo plc
7.000%, 3/15/24(b)§	200,000	197,860
Marfrig Holdings Europe BV
8.000%, 6/8/23§	200,000	207,960
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	30,000	30,225
Post Holdings, Inc.
5.500%, 3/1/25§	35,000	35,175
Sigma Alimentos SA de CV
4.125%, 5/2/26(m)	400,000	391,000
Smithfield Foods, Inc.
4.250%, 2/1/27§	70,000	70,826
TreeHouse Foods, Inc.
6.000%, 2/15/24§	15,000	15,732
Tyson Foods, Inc.
3.950%, 8/15/24	195,000	198,981

		1,373,658

Household Products (0.0%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	15,000	15,244

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Spectrum Brands, Inc.
5.750%, 7/15/25	$50,000	$52,750

		67,994

Personal Products (0.0%)
Revlon Consumer Products Corp.
5.750%, 2/15/21	70,000	70,000
6.250%, 8/1/24	15,000	14,887

		84,887

Tobacco (0.1%)
Reynolds American, Inc.
4.000%, 6/12/22	195,000	204,291

Total Consumer Staples		2,663,504

Energy (3.5%)
Energy Equipment & Services (0.2%)
Delek & Avner Tamar Bond Ltd.
4.435%, 12/30/20§	200,000	207,250
FTS International, Inc.
6.250%, 5/1/22	18,000	15,570
Noble Holding International Ltd.
7.750%, 1/15/24(x)	10,000	9,600
Schlumberger Holdings Corp.
2.350%, 12/21/18§	85,000	85,622

		318,042

Oil, Gas & Consumable Fuels (3.3%)
Apache Corp.
4.750%, 4/15/43	90,000	90,146
APT Pipelines Ltd.
4.250%, 7/15/27(b)§	500,000	506,560
BP Capital Markets plc
3.588%, 4/14/27	24,000	24,145
3.723%, 11/28/28(x)	120,000	121,030
BPRL International Singapore Pte. Ltd.
4.375%, 1/18/27(m)	500,000	510,625
Chevron Corp.
1.561%, 5/16/19	110,000	109,697
2.498%, 3/3/22	40,000	40,130
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	500,000	494,555
CNPC General Capital Ltd.
3.400%, 4/16/23(m)	200,000	201,985
Cosan Overseas Ltd.
8.250%, 5/5/17(m)(y)	300,000	300,000
Enable Midstream Partners LP
4.400%, 3/15/27	190,000	188,527
Energy Transfer Equity LP
5.500%, 6/1/27	15,000	15,703
Energy Transfer Partners LP
4.750%, 1/15/26	165,000	170,272
4.200%, 4/15/27	10,000	9,879
EP Energy LLC
9.375%, 5/1/20	5,000	4,713
Extraction Oil & Gas Holdings LLC
7.875%, 7/15/21§	15,000	15,712
Foresight Energy LLC
11.500%, 4/1/23(b)§	10,000	9,350
GNL Quintero SA
4.634%, 7/31/29(m)	200,000	203,980
Halcon Resources Corp.
6.750%, 2/15/25(x)§	10,000	9,833
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	160,000	186,114
MEG Energy Corp.
7.000%, 3/31/24(b)§	10,000	8,938
Memorial Production Partners LP
6.875%, 8/1/22(h)	35,000	12,600
National Gas Co. of Trinidad & Tobago Ltd.
6.050%, 1/15/36(m)	100,000	102,750
NGL Energy Partners LP
7.500%, 11/1/23§	35,000	36,096
6.125%, 3/1/25§	55,000	53,350
Occidental Petroleum Corp.
3.400%, 4/15/26	55,000	54,824
ONGC Videsh Vankorneft Pte. Ltd.
3.750%, 7/27/26(m)(x)	450,000	441,434
PDC Energy, Inc.
6.125%, 9/15/24§	5,000	5,113
Peabody Securities Finance Corp.
6.000%, 3/31/22§	20,000	19,862
Petrobras Global Finance BV
7.375%, 1/17/27	200,000	210,900
7.250%, 3/17/44(x)	300,000	295,320
Phillips 66
5.875%, 5/1/42	69,000	78,118
Reliance Holding USA, Inc.
5.400%, 2/14/22(m)	250,000	272,353
Sanchez Energy Corp.
6.125%, 1/15/23	10,000	9,263
Sinopec Group Overseas Development 2016 Ltd.
2.750%, 9/29/26(m)	400,000	371,169
SM Energy Co.
5.000%, 1/15/24	20,000	18,900
Targa Resources Partners LP
5.375%, 2/1/27§	15,000	15,431
Transportadora de Gas del Peru SA
4.250%, 4/30/28(m)	600,000	603,000
Williams Partners LP
4.875%, 3/15/24	65,000	66,918

		5,889,295

Total Energy		6,207,337

Financials (5.1%)
Banks (2.4%)
Australia & New Zealand Banking Group Ltd.
4.875%, 1/12/21§	100,000	108,146
Banco de Reservas de la Republica Dominicana
7.000%, 2/1/23§	200,000	202,897
Banco GNB Sudameris SA
6.500%, 4/3/27(b)§	200,000	202,583
Banco Macro SA
6.750%, 11/4/26(l)(m)	300,000	299,625
Bank of America Corp.
2.000%, 1/11/18	160,000	160,375
2.503%, 10/21/22	120,000	116,788
Bank of Montreal
1.900%, 8/27/21	170,000	165,533
Citigroup, Inc.
2.700%, 3/30/21	210,000	210,567
Commonwealth Bank of Australia
2.750%, 3/10/22(b)§	240,000	240,453
Corp. Group Banking SA
6.750%, 3/15/23(m)(x)	250,000	239,084
Global Bank Corp.
4.500%, 10/20/21(m)	400,000	393,200
Grupo Aval Ltd.
4.750%, 9/26/22(m)	200,000	199,750

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
JPMorgan Chase & Co.
2.972%, 1/15/23	$145,000	$144,764
4.250%, 10/1/27	135,000	138,313
Malayan Banking Bhd.
3.250%, 9/20/22(l)(m)	200,000	200,561
MUFG Americas Holdings Corp.
1.625%, 2/9/18	60,000	60,000
2.250%, 2/10/20	10,000	9,976
PNC Financial Services Group, Inc. (The)
3.300%, 3/8/22	65,000	66,856
Royal Bank of Canada
2.125%, 3/2/20	60,000	60,010
2.500%, 1/19/21	15,000	15,063
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	65,000	65,499
2.058%, 7/14/21	145,000	140,738
Toronto-Dominion Bank (The)
1.800%, 7/13/21	215,000	209,365
United Overseas Bank Ltd.
3.750%, 9/19/24(l)(m)	200,000	203,518
Wells Fargo & Co.
3.069%, 1/24/23	140,000	140,656
3.000%, 4/22/26	20,000	19,165
3.000%, 10/23/26	130,000	124,139
Westpac Banking Corp.
2.600%, 11/23/20	60,000	60,450
2.000%, 8/19/21	90,000	87,838

		4,285,912

Capital Markets (0.9%)
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	50,000	48,886
3.000%, 4/26/22	100,000	100,155
Israel Electric Corp. Ltd.
5.000%, 11/12/24(m)	900,000	945,000
Morgan Stanley
2.500%, 4/21/21	25,000	24,853
2.625%, 11/17/21	125,000	124,240
3.625%, 1/20/27	150,000	148,404
S&P Global, Inc.
4.400%, 2/15/26	30,000	31,803
State Street Corp.
3.550%, 8/18/25	45,000	46,165
2.650%, 5/19/26	110,000	105,108

		1,574,614

Consumer Finance (0.4%)
Ally Financial, Inc.
4.125%, 3/30/20	75,000	76,500
American Express Credit Corp.
2.250%, 8/15/19	35,000	35,204
2.250%, 5/5/21	60,000	59,353
2.700%, 3/3/22	65,000	64,920
General Motors Financial Co., Inc.
2.400%, 5/9/19	55,000	55,112
3.200%, 7/13/20	30,000	30,494
3.200%, 7/6/21	150,000	150,680
John Deere Capital Corp.
2.650%, 1/6/22	95,000	95,319
Navient Corp.
6.500%, 6/15/22	25,000	25,250
Synchrony Financial
3.000%, 8/15/19	155,000	157,310

		750,142

Diversified Financial Services (1.2%)
CK Hutchison International 17 Ltd.
3.500%, 4/5/27(b)§	500,000	498,537
Dana Financing Luxembourg Sarl
5.750%, 4/15/25(b)§	25,000	25,187
Guanay Finance Ltd.
6.000%, 12/15/20(m)	194,352	198,725
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	392,553	319,931
National Rural Utilities Cooperative Finance Corp.
2.000%, 1/27/20	55,000	54,722
Nationstar Mortgage LLC
6.500%, 7/1/21	15,000	15,188
Petronas Capital Ltd.
3.500%, 3/18/25(m)	500,000	508,123
Pontis IV Ltd.
5.125%, 3/31/27(b)§	400,000	400,006
Shell International Finance BV
1.375%, 5/10/19	165,000	163,323

		2,183,742

Insurance (0.2%)
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	80,000	99,041
New York Life Global Funding
2.900%, 1/17/24§	105,000	105,273
TIAA Asset Management Finance Co. LLC
2.950%, 11/1/19§	170,000	172,791

		377,105

Total Financials		9,171,515

Health Care (1.5%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	176,000	175,474
Celgene Corp.
3.875%, 8/15/25	110,000	112,377

		287,851

Health Care Equipment & Supplies (0.1%)
DJO Finco, Inc.
8.125%, 6/15/21§	5,000	4,312
Zimmer Biomet Holdings, Inc.
1.450%, 4/1/17	55,000	55,000
2.700%, 4/1/20	15,000	15,108

		74,420

Health Care Providers & Services (0.7%)
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	35,000	36,291
Air Medical Group Holdings, Inc.
6.375%, 5/15/23§	50,000	48,375
Anthem, Inc.
2.300%, 7/15/18	70,000	70,355
Cardinal Health, Inc.
1.950%, 6/15/18	210,000	210,621
Centene Corp.
5.625%, 2/15/21	35,000	36,568
4.750%, 1/15/25	70,000	70,441
CHS/Community Health Systems, Inc.
8.000%, 11/15/19(x)	15,000	14,709
6.250%, 3/31/23	25,000	25,545
Envision Healthcare Corp.
6.250%, 12/1/24§	80,000	83,350
Express Scripts Holding Co.
4.500%, 2/25/26	30,000	30,588
3.400%, 3/1/27	125,000	117,175

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Laboratory Corp. of America Holdings
2.500%, 11/1/18	$120,000	$121,054
LifePoint Health, Inc.
5.375%, 5/1/24§	10,000	10,139
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	75,000	80,805
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	10,000	10,639
Select Medical Corp.
6.375%, 6/1/21(x)	20,000	20,150
Team Health Holdings, Inc.
6.375%, 2/1/25(x)§	70,000	68,341
Tenet Healthcare Corp.
6.750%, 6/15/23(x)	35,000	34,345
UnitedHealth Group, Inc.
4.200%, 1/15/47	70,000	71,452
Universal Hospital Services, Inc.
7.625%, 8/15/20	25,000	25,047
Vizient, Inc.
10.375%, 3/1/24§	60,000	68,438
WellCare Health Plans, Inc.
5.250%, 4/1/25	50,000	51,565

		1,305,993

Health Care Technology (0.0%)
Quintiles IMS, Inc.
4.875%, 5/15/23§	65,000	65,731

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	100,000	101,575

Pharmaceuticals (0.4%)
Actavis Funding SCS
2.350%, 3/12/18	169,000	169,694
AstraZeneca plc
2.375%, 11/16/20	80,000	80,125
inVentiv Group Holdings, Inc.
7.500%, 10/1/24§	35,000	36,050
Mylan NV
3.150%, 6/15/21	70,000	70,119
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	175,000	169,543
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	65,000	63,212
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	150,000	142,206
Valeant Pharmaceuticals International, Inc.
7.000%, 3/15/24(b)§	15,000	15,395

		746,344

Total Health Care		2,581,914

Industrials (2.2%)
Aerospace & Defense (0.1%)
Boeing Co. (The)
6.875%, 3/15/39	40,000	56,286
Lockheed Martin Corp.
4.700%, 5/15/46	60,000	64,818

		121,104

Air Freight & Logistics (0.1%)
FedEx Corp.
4.750%, 11/15/45	185,000	189,568

Airlines (0.0%)
Delta Air Lines, Inc.
3.625%, 3/15/22	50,000	50,900

Building Products (0.0%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	8,000	8,110

Commercial Services & Supplies (0.1%)
Aramark Services, Inc.
5.000%, 4/1/25(b)§	25,000	25,688
Prime Security Services Borrower LLC
9.250%, 5/15/23§	30,000	32,922
Waste Management, Inc.
4.100%, 3/1/45	145,000	145,532

		204,142

Construction & Engineering (0.5%)
AECOM
5.125%, 3/15/27§	25,000	24,937
Aeropuerto Internacional de Tocumen SA
5.750%, 10/9/23	199,077	208,384
Aeropuertos Argentina 2000 SA
6.875%, 2/1/27§	150,000	153,900
Mexico City Airport Trust
4.250%, 10/31/26(b)§	500,000	504,375

		891,596

Machinery (0.1%)
BlueLine Rental Finance Corp.
9.250%, 3/15/24(b)§	15,000	15,390
Grinding Media, Inc.
7.375%, 12/15/23§	30,000	31,464
Novelis Corp.
6.250%, 8/15/24§	45,000	46,687
5.875%, 9/30/26§	5,000	5,100

		98,641

Road & Rail (0.9%)
Autoridad del Canal de Panama
4.950%, 7/29/35(m)	200,000	212,900
Burlington Northern Santa Fe LLC
4.550%, 9/1/44	145,000	152,991
CSX Corp.
3.800%, 11/1/46	160,000	145,675
Empresa de Transporte de Pasajeros Metro SA
5.000%, 1/25/47(b)§	300,000	313,875
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	15,000	15,338
Lima Metro Line 2 Finance Ltd.
5.875%, 7/5/34(b)§	500,000	531,250
Penske Truck Leasing Co. LP
4.200%, 4/1/27(b)§	110,000	112,475
Union Pacific Corp.
3.000%, 4/15/27	200,000	197,690

		1,682,194

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.750%, 2/1/22	65,000	66,770
United Rentals North America, Inc.
5.500%, 5/15/27	25,000	25,125

		91,895

Transportation Infrastructure (0.3%)
ENA Norte Trust
4.950%, 4/25/23(m)	158,398	162,949
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25(b)§	225,000	220,069

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 4/28/26(b)§	$225,000	$222,979

		605,997

Total Industrials		3,944,147

Information Technology (0.9%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
1.850%, 9/20/21	150,000	146,641
CommScope, Inc.
5.000%, 6/15/21§	65,000	66,950

		213,591

IT Services (0.1%)
Fidelity National Information Services, Inc.
3.625%, 10/15/20	45,000	46,636
First Data Corp.
7.000%, 12/1/23§	25,000	26,813
5.750%, 1/15/24§	50,000	51,515
Gartner, Inc.
5.125%, 4/1/25(b)§	10,000	10,175

		135,139

Semiconductors & Semiconductor Equipment (0.2%)
Analog Devices, Inc.
2.500%, 12/5/21	160,000	158,294
Applied Materials, Inc.
4.350%, 4/1/47	80,000	80,850
Broadcom Corp.
3.625%, 1/15/24§	95,000	95,661
Micron Technology, Inc.
5.250%, 8/1/23§	30,000	30,713

		365,518

Software (0.4%)
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	70,000	75,950
Infor US, Inc.
6.500%, 5/15/22	30,000	30,712
Informatica LLC
7.125%, 7/15/23§	55,000	53,350
Microsoft Corp.
4.450%, 11/3/45	145,000	152,357
Open Text Corp.
5.875%, 6/1/26§	50,000	52,375
Oracle Corp.
1.900%, 9/15/21	145,000	142,362
4.125%, 5/15/45	145,000	139,743
Solera LLC
10.500%, 3/1/24§	20,000	22,850
Sophia LP
9.000%, 9/30/23§	45,000	47,419

		717,118

Technology Hardware, Storage & Peripherals (0.1%)
Diamond 1 Finance Corp.
7.125%, 6/15/24§	55,000	60,638
Hewlett Packard Enterprise Co.
3.600%, 10/15/20	51,000	52,498
Western Digital Corp.
7.375%, 4/1/23§	25,000	27,375

		140,511

Total Information Technology		1,571,877

Materials (0.9%)
Chemicals (0.2%)
Ashland LLC
4.750%, 8/15/22	50,000	51,595
Gates Global LLC
6.000%, 7/15/22§	40,000	40,752
Grupo Idesa SA de CV
7.875%, 12/18/20(m)	200,000	176,750
Hexion, Inc.
10.375%, 2/1/22§	20,000	19,950
Olin Corp.
5.125%, 9/15/27(x)	20,000	20,338
Potash Corp. of Saskatchewan, Inc.
4.000%, 12/15/26	65,000	66,581
PQ Corp.
6.750%, 11/15/22§	45,000	47,812

		423,778

Construction Materials (0.2%)
Inversiones CMPC SA
4.375%, 4/4/27(b)§	400,000	398,459

Containers & Packaging (0.2%)
Berry Plastics Corp.
5.500%, 5/15/22	55,000	57,269
BWAY Holding Co.
5.500%, 4/15/24(b)§	30,000	30,243
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	50,000	50,940
International Paper Co.
3.000%, 2/15/27	95,000	88,793
Reynolds Group Issuer, Inc.
7.000%, 7/15/24§	50,000	53,440

		280,685

Metals & Mining (0.1%)
Cliffs Natural Resources, Inc.
5.750%, 3/1/25§	5,000	4,857
Signode Industrial Group Lux SA
6.375%, 5/1/22§	20,000	20,400
Vale Overseas Ltd.
5.875%, 6/10/21(x)	125,000	133,265

		158,522

Paper & Forest Products (0.2%)
Georgia-Pacific LLC
3.600%, 3/1/25§	340,000	346,996

Total Materials		1,608,440

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)
3.375%, 10/15/26	300,000	286,498
Boston Properties LP (REIT)
4.125%, 5/15/21	65,000	68,536
Crown Castle International Corp. (REIT)
3.700%, 6/15/26	300,000	294,026
CyrusOne LP (REIT)
5.000%, 3/15/24(b)§	10,000	10,188
Equinix, Inc. (REIT)
5.875%, 1/15/26	55,000	58,437
MGM Growth Properties Operating Partnership LP (REIT)
5.625%, 5/1/24	10,000	10,513
Simon Property Group LP (REIT)
3.300%, 1/15/26	70,000	68,956

Total Real Estate		797,154

Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
3.800%, 3/1/24	155,000	155,861
British Telecommunications plc
5.950%, 1/15/18	100,000	103,186

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
CCO Holdings LLC
5.250%, 9/30/22	$10,000	$10,331
5.125%, 5/1/23§	25,000	25,750
5.125%, 5/1/27(b)§	5,000	5,025
Cincinnati Bell, Inc.
7.000%, 7/15/24§	30,000	31,557
Embarq Corp.
7.995%, 6/1/36	15,000	14,850
Frontier Communications Corp.
8.500%, 4/15/20	25,000	26,398
Intelsat Jackson Holdings SA
8.000%, 2/15/24§	5,000	5,300
Level 3 Communications, Inc.
5.750%, 12/1/22	75,000	77,535
Ooredoo International Finance Ltd.
3.875%, 1/31/28(m)	400,000	394,000
Orange SA
2.750%, 2/6/19	200,000	202,364
Telefonica Celular del Paraguay SA
6.750%, 12/13/22(m)	200,000	206,750
Telesat Canada
8.875%, 11/15/24§	15,000	16,406
Verizon Communications, Inc.
4.400%, 11/1/34	175,000	164,887

		1,440,200

Wireless Telecommunication Services (0.6%)
Bharti Airtel Ltd.
4.375%, 6/10/25(m)	400,000	399,672
Digicel Group Ltd.
7.125%, 4/1/22(m)	250,000	195,025
Empresa Nacional de Telecomunicaciones SA
4.750%, 8/1/26(m)	400,000	407,800

		1,002,497

Total Telecommunication Services		2,442,697

Utilities (1.8%)
Electric Utilities (1.4%)
AES Andres BV
7.950%, 5/11/26§	200,000	214,451
Comision Federal de Electricidad
6.125%, 6/16/45(m)	200,000	206,000
Duke Energy Corp.
3.750%, 9/1/46	50,000	44,389
Duke Energy Progress LLC
4.150%, 12/1/44	65,000	65,975
Empresa Electrica Guacolda SA
4.560%, 4/30/25(m)	200,000	191,000
Engie Energia Chile SA
4.500%, 1/29/25(m)	400,000	409,508
Exelon Corp.
3.400%, 4/15/26	40,000	39,311
Fortis, Inc.
2.100%, 10/4/21§	185,000	178,956
Great Plains Energy, Inc.
3.900%, 4/1/27	300,000	301,835
Pampa Energia SA
7.500%, 1/24/27§	150,000	151,687
Southern Co. (The)
2.450%, 9/1/18	95,000	95,819
1.850%, 7/1/19	185,000	183,917
Virginia Electric & Power Co.
3.500%, 3/15/27	300,000	305,703

		2,388,551

Independent Power and Renewable Electricity Producers (0.1%)
AES Gener SA
5.000%, 7/14/25(m)	200,000	201,000
Calpine Corp.
5.750%, 1/15/25	10,000	9,925
NRG Energy, Inc.
7.250%, 5/15/26	15,000	15,375

		226,300

Multi-Utilities (0.3%)
Berkshire Hathaway Energy Co.
6.500%, 9/15/37	76,000	98,743
DTE Energy Co.
2.850%, 10/1/26	300,000	280,040
Empresas Publicas de Medellin ESP
7.625%, 7/29/19(m)	200,000	224,000

		602,783

Total Utilities		3,217,634

Total Corporate Bonds		37,676,553

Foreign Government Securities (4.6%)
Banco Nacional de Comercio Exterior SNC
4.375%, 10/14/25(m)	500,000	505,000
Comision Federal de Electricidad
4.750%, 2/23/27(m)(x)	400,000	400,000
Dominican Republic
5.950%, 1/25/27§	400,000	409,000
6.850%, 1/27/45(m)	200,000	207,000
Federative Republic of Brazil
5.625%, 1/7/41	450,000	436,950
Fondo MIVIVIENDA SA
3.500%, 1/31/23§	150,000	150,187
Korea Development Bank (The)
3.000%, 1/13/26	400,000	396,445
Pertamina Persero PT
5.625%, 5/20/43(m)	200,000	206,558
Perusahaan Penerbit SBSN Indonesia III
4.150%, 3/29/27(b)§	600,000	602,520
Petroleos Mexicanos
6.750%, 9/21/47	35,000	35,503
Provincia de Buenos Aires
7.875%, 6/15/27§	150,000	151,500
Republic of Argentina
6.875%, 1/26/27§	500,000	507,000
Republic of Chile
3.125%, 1/21/26	200,000	201,800
Republic of Costa Rica
9.995%, 8/1/20	200,000	234,250
Republic of Guatemala
4.500%, 5/3/26(m)	400,000	398,500
Republic of Korea
2.750%, 1/19/27	500,000	490,861
Republic of Panama
3.875%, 3/17/28	500,000	507,500
4.300%, 4/29/53	200,000	190,500
Republic of Poland
5.125%, 4/21/21	200,000	219,000
Republic of the Philippines
3.700%, 2/2/42	200,000	197,500
State of Qatar
2.375%, 6/2/21(m)	200,000	197,750

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
United Mexican States
4.000%, 10/2/23	$96,000	$99,000
4.125%, 1/21/26(x)	500,000	514,000
4.150%, 3/28/27	400,000	407,000
4.750%, 3/8/44	500,000	486,875

Total Foreign Government Securities		8,152,199

Mortgage-Backed Securities (5.5%)
FHLMC
3.000%, 7/1/45	860,829	855,180
3.000%, 8/1/45	1,297,947	1,288,618
FNMA
3.000%, 4/1/45	1,122,051	1,108,244
3.000%, 9/1/46	2,523,178	2,504,353
3.500%, 12/1/46	3,978,559	4,072,584

Total Mortgage-Backed Securities		9,828,979

Municipal Bonds (0.2%)
City of Houston, Combined Utility System Revenue Bonds, Series B
5.000%, 11/15/35	90,000	103,069
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue Bonds, Series A
5.000%, 6/1/33	20,000	23,461
Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series C
5.000%, 11/15/34	60,000	69,519
North Texas Municipal Water District, Revenue Bonds
5.000%, 9/1/35	60,000	69,079
State of California, Various Purposes, General Obligation Bonds
5.000%, 8/1/33	20,000	22,754

Total Municipal Bonds		287,882

U.S. Treasury Obligations (33.6%)
U.S. Treasury Bonds
2.750%, 11/15/42	4,440,000	4,229,100
1.000%, 2/15/46 TIPS(l)	2,070,221	2,101,403
U.S. Treasury Notes
0.625%, 5/31/17	600,000	599,817
0.625%, 9/30/17	3,650,000	3,644,596
1.000%, 2/15/18	4,180,000	4,177,665
1.000%, 5/15/18	530,000	529,298
1.000%, 5/31/18	2,400,000	2,396,363
1.500%, 5/31/20	3,780,000	3,770,609
2.000%, 11/30/20	3,620,000	3,656,935
1.750%, 12/31/20	210,000	210,144
2.250%, 3/31/21	3,990,000	4,060,760
1.750%, 3/31/22	5,900,000	5,844,181
1.500%, 2/28/23	260,000	251,325
1.250%, 7/31/23	17,500,000	16,564,571
2.125%, 2/29/24	1,060,000	1,054,336
0.125%, 7/15/24 TIPS(l)	859,076	851,060
1.625%, 5/15/26	5,410,000	5,075,298
0.125%, 7/15/26 TIPS(l)	871,257	850,108

Total U.S. Treasury Obligations		59,867,569

Total Long-Term Debt Securities (92.9%) (Cost $166,198,800)		165,581,760

	Number of Shares	Value (Note 1)
COMMON STOCK:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
SandRidge Energy, Inc.*	108	1,997

Total Common Stock (0.0%) (Cost $2,197)		1,997

INVESTMENT COMPANY:
DoubleLine Floating Rate Fund‡ (Cost $1,883,621)	188,228	1,863,455

Total Investment Company (1.1%)
SHORT-TERM INVESTMENTS:
Investment Company (4.6%)
JPMorgan Prime Money Market Fund, IM Shares	8,249,511	8,251,986

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $150,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $153,000.(xx)	$150,000	150,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $300,022, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $306,000.(xx)	300,000	300,000

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $400,043, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $439,195.(xx)	$400,000	$400,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $200,016, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $204,000.(xx)	200,000	200,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $508,572, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $518,709.(xx)	508,539	508,539
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $200,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $204,123.(xx)	200,000	200,000
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $102,062.(xx)	100,000	100,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $100,008, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $102,008.(xx)	100,000	100,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $120,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $122,409.(xx)	120,000	120,000

Total Repurchase Agreements		2,078,539

Total Short-Term Investments (5.8%) (Cost $10,331,350)		10,330,525

Total Investments (99.8%) (Cost $178,415,968)		177,777,737
Other Assets Less Liabilities (0.2%)		432,835

Net Assets (100%)		$178,210,572

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $26,488,428 or 14.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2017, the market value of these securities amounted to $12,426,344 or 7.0% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2017. Maturity date disclosed is the ultimate maturity date.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2017.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2017, the market value of these securities amounted to $13,227,475 or 7.4% of net assets.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $2,040,456. This was secured by cash collateral of $2,078,539 which was subsequently invested in joint repurchase agreements with a total value of $2,078,539, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2017.

Glossary:

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

IO — Interest Only

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.7%
Australia	0.8
Belgium	0.1
Bermuda	0.2
Brazil	1.4
Canada	0.8
Cayman Islands	3.8
Chile	1.8
China	0.6
Colombia	0.4
Costa Rica	0.1
Dominican Republic	0.6
France	0.1
Guatemala	0.2
Hong Kong	0.3
India	0.9
Indonesia	0.5
Israel	0.8
Jamaica	0.1
Japan	0.1
Luxembourg	0.0	#
Malaysia	0.6
Mexico	2.4
Netherlands	0.1
New Zealand	0.0	#
Panama	0.9
Paraguay	0.1
Peru	0.9
Philippines	0.1
Poland	0.1
Qatar	0.3
Singapore	0.1
South Korea	0.5
Trinidad and Tobago	0.1
United Kingdom	0.2
United States	79.1
Cash and Other	0.2

	100.0%

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
DoubleLine Floating Rate Fund	$970,911	$900,000	$—	$1,863,455	$11,178	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$9,740,265	$2,995,500	$12,735,765
Collateralized Mortgage Obligations	—	26,487,693	2,897,755	29,385,448
Commercial Mortgage-Backed Securities	—	7,647,365	—	7,647,365
Common Stocks
Energy	1,997	—	—	1,997
Corporate Bonds
Consumer Discretionary	—	3,470,334	—	3,470,334
Consumer Staples	—	2,663,504	—	2,663,504
Energy	—	6,207,337	—	6,207,337
Financials	—	9,171,515	—	9,171,515
Health Care	—	2,581,914	—	2,581,914
Industrials	—	3,944,147	—	3,944,147
Information Technology	—	1,571,877	—	1,571,877
Materials	—	1,608,440	—	1,608,440
Real Estate	—	797,154	—	797,154
Telecommunication Services	—	2,442,697	—	2,442,697
Utilities	—	3,217,634	—	3,217,634
Foreign Government Securities	—	8,152,199	—	8,152,199
Investment Companies	1,863,455	—	—	1,863,455
Mortgage-Backed Securities	—	9,828,979	—	9,828,979
Municipal Bonds	—	287,882	—	287,882
Short-Term Investments
Investment Companies	8,251,986	—	—	8,251,986
Repurchase Agreements	—	2,078,539	—	2,078,539
U.S. Treasury Obligations	—	59,867,569	—	59,867,569

Total Assets	$10,117,438	$161,767,044	$5,893,255	$177,777,737

Total Liabilities	$—	$—	$—	$—

Total	$10,117,438	$161,767,044	$5,893,255	$177,777,737

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Corporate Bonds- Energy	Investments in Long-Term Debt- Asset-Backed Securities	Investments in Long Term Debt Collateralized Mortgage Obligations
Balance as of 12/31/16	$—	$—	$—
Realized gains (losses)	—		—
Change in unrealized appreciation (depreciation)	—	1,115	(9,535)
Net accretion (amortization)	—	—	(1)
Purchases	—	2,994,385	2,907,291
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/17	$—	$2,995,500	$2,897,755

Investment Type	Fair Value at 3/31/2017	Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)
Asset-Backed Securities	$2,995,500	Broker Quote	Broker Quote	N/A
Collateralized Mortgage Obligations	2,897,755	Broker Quote	Broker Quote	N/A

	$5,893,255

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$744,813
Aggregate gross unrealized depreciation	(1,407,825)

Net unrealized depreciation	$(663,012)

Federal income tax cost of investments	$178,440,749

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.0%)
American Airlines Pass-Through Trust,
Series 2013-2 A
4.950%, 1/15/23		$152,235	$161,354

Total Asset-Backed Securities			161,354

Convertible Bonds (0.8%)
Energy (0.3%)
Energy Equipment & Services (0.3%)
Weatherford International Ltd.
5.875%, 7/1/21		3,200,000	4,110,000

Total Energy			4,110,000

Health Care (0.5%)
Pharmaceuticals (0.5%)
Bayer Capital Corp. BV
5.625%, 11/22/19§	EUR	5,000,000	6,203,975

Total Health Care			6,203,975

Total Convertible Bonds			10,313,975

Corporate Bonds (25.3%)
Consumer Discretionary (3.1%)
Auto Components (0.0%)
Delphi Corp.
4.150%, 3/15/24		$75,000	78,297

Automobiles (0.1%)
Ford Motor Co.
4.346%, 12/8/26		150,000	152,914
Navistar, Inc.
5.000%, 8/7/20		750,626	758,133

			911,047

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.
3.950%, 10/15/20		150,000	157,812
International Game Technology plc
6.250%, 2/15/22§		4,300,000	4,603,150
Marriott International, Inc.
3.125%, 10/15/21		250,000	254,159
McDonald’s Corp.
3.625%, 5/20/21		150,000	156,642
3.700%, 1/30/26		200,000	204,249
Wyndham Worldwide Corp.
4.250%, 3/1/22		150,000	156,419

			5,532,431

Household Durables (0.6%)
KB Home
7.500%, 9/15/22		4,000,000	4,400,000
Newell Brands, Inc.
3.850%, 4/1/23		80,000	82,621
Shea Homes LP
5.875%, 4/1/23§		3,000,000	3,015,000

			7,497,621

Internet & Direct Marketing Retail (0.0%)
Amazon.com, Inc.
2.600%, 12/5/19		250,000	254,762
3.300%, 12/5/21		150,000	155,965
QVC, Inc.
4.850%, 4/1/24		50,000	50,232

			460,959

Media (1.9%)
21st Century Fox America, Inc.
3.000%, 9/15/22		150,000	149,588
Altice Financing SA
6.625%, 2/15/23§		1,500,000	1,565,700
CBS Corp.
3.375%, 3/1/22		200,000	203,906
Charter Communications Operating LLC
3.579%, 7/23/20		350,000	359,730
4.908%, 7/23/25		100,000	105,490
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		25,000	33,399
Comcast Corp.
5.150%, 3/1/20		150,000	163,112
3.375%, 8/15/25		250,000	251,475
CSC Holdings LLC
10.875%, 10/15/25§		1,400,000	1,681,820
DISH DBS Corp.
5.000%, 3/15/23		5,600,000	5,628,000
iHeartCommunications, Inc.
9.000%, 12/15/19		1,019,000	866,150
Interpublic Group of Cos., Inc. (The)
4.200%, 4/15/24		150,000	154,035
NBCUniversal Media LLC
4.375%, 4/1/21		300,000	322,054
Omnicom Group, Inc.
3.600%, 4/15/26		150,000	149,852
Scripps Networks Interactive, Inc.
3.900%, 11/15/24		150,000	152,116
Sirius XM Radio, Inc.
6.000%, 7/15/24§		2,000,000	2,140,000
Time Warner Cable LLC
8.250%, 4/1/19		170,000	188,887
4.000%, 9/1/21		100,000	103,450
Time Warner, Inc.
4.700%, 1/15/21		250,000	267,231
3.550%, 6/1/24		200,000	200,266
Univision Communications, Inc.
5.125%, 5/15/23§		7,000,000	6,965,000
Viacom, Inc.
2.750%, 12/15/19		165,000	166,025
4.250%, 9/1/23		100,000	102,495
Walt Disney Co. (The)
2.300%, 2/12/21		105,000	105,467
2.550%, 2/15/22		250,000	251,756
WPP Finance 2010
3.750%, 9/19/24		100,000	101,358
Ziggo Secured Finance BV
5.500%, 1/15/27§		1,500,000	1,498,050

			23,876,412

Multiline Retail (0.0%)
Dollar General Corp.
1.875%, 4/15/18		150,000	150,029
Kohl’s Corp.
4.750%, 12/15/23		100,000	102,311
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22(x)		150,000	148,349
Target Corp.
2.300%, 6/26/19		100,000	101,187

			501,876

Specialty Retail (0.1%)
AutoZone, Inc.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 11/15/20	$100,000	$104,865
Home Depot, Inc. (The)
2.000%, 6/15/19	250,000	253,421
2.625%, 6/1/22	115,000	115,946
2.125%, 9/15/26(x)	50,000	46,211
Lowe’s Cos., Inc.
2.500%, 4/15/26	95,000	90,166
PetSmart, Inc.
7.125%, 3/15/23(x)§	600,000	570,000

		1,180,609

Total Consumer Discretionary		40,039,252

Consumer Staples (0.8%)
Beverages (0.3%)
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19	250,000	251,434
2.650%, 2/1/21	130,000	130,765
3.300%, 2/1/23	200,000	203,436
3.700%, 2/1/24	100,000	103,068
3.650%, 2/1/26	350,000	352,874
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19	50,000	54,976
5.375%, 1/15/20	250,000	271,347
4.375%, 2/15/21	25,000	26,667
2.500%, 7/15/22	100,000	98,780
Coca-Cola Co. (The)
3.150%, 11/15/20	100,000	104,166
3.200%, 11/1/23	200,000	205,291
Constellation Brands, Inc.
3.700%, 12/6/26	150,000	149,771
Cott Beverages, Inc.
5.375%, 7/1/22	1,500,000	1,530,000
Molson Coors Brewing Co.
3.000%, 7/15/26	200,000	189,488
PepsiCo, Inc.
5.000%, 6/1/18	100,000	104,120
1.850%, 4/30/20	200,000	199,523
3.600%, 3/1/24	250,000	263,476

		4,239,182

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
2.250%, 2/15/22(x)	85,000	84,391
CVS Health Corp.
2.250%, 8/12/19	350,000	352,121
3.500%, 7/20/22	500,000	515,206
Kroger Co. (The)
6.150%, 1/15/20	150,000	165,406
2.950%, 11/1/21	150,000	150,748
Sysco Corp.
2.600%, 10/1/20	40,000	40,318
2.500%, 7/15/21	25,000	24,887
Walgreen Co.
3.100%, 9/15/22	150,000	150,507
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	150,000	153,688
3.800%, 11/18/24	200,000	203,207
Wal-Mart Stores, Inc.
1.125%, 4/11/18	200,000	199,660
3.625%, 7/8/20	100,000	105,210
3.250%, 10/25/20	100,000	104,176
3.300%, 4/22/24	100,000	103,614

		2,353,139

Food Products (0.2%)
General Mills, Inc.
5.650%, 2/15/19	100,000	106,782
2.200%, 10/21/19	250,000	251,239
JM Smucker Co. (The)
3.000%, 3/15/22	180,000	182,119
Kellogg Co.
3.250%, 5/21/18	200,000	203,456
Kraft Heinz Foods Co.
5.375%, 2/10/20	104,000	112,636
2.800%, 7/2/20	250,000	252,849
3.000%, 6/1/26	200,000	187,337
Mead Johnson Nutrition Co.
4.125%, 11/15/25	100,000	105,103
Tyson Foods, Inc.
2.650%, 8/15/19	250,000	252,540
4.500%, 6/15/22	100,000	106,517
Unilever Capital Corp.
2.000%, 7/28/26	150,000	135,744

		1,896,322

Household Products (0.0%)
Clorox Co. (The)
3.050%, 9/15/22	150,000	152,119
3.500%, 12/15/24	100,000	102,994
Colgate-Palmolive Co.
1.500%, 11/1/18	150,000	150,203

		405,316

Tobacco (0.1%)
Altria Group, Inc.
9.250%, 8/6/19	45,000	52,253
2.625%, 1/14/20	200,000	202,419
2.850%, 8/9/22	200,000	200,365
4.000%, 1/31/24	100,000	105,202
Philip Morris International, Inc.
5.650%, 5/16/18	63,000	65,892
2.500%, 8/22/22	100,000	98,416
3.600%, 11/15/23	50,000	51,553
Reynolds American, Inc.
4.450%, 6/12/25	250,000	262,978

		1,039,078

Total Consumer Staples		9,933,037

Energy (3.6%)
Energy Equipment & Services (0.7%)
Halliburton Co.
2.000%, 8/1/18(x)	100,000	100,301
3.250%, 11/15/21	100,000	101,918
3.800%, 11/15/25	30,000	30,399
National Oilwell Varco, Inc.
2.600%, 12/1/22	150,000	143,330
Weatherford International Ltd.
7.750%, 6/15/21	4,000,000	4,307,600
4.500%, 4/15/22(x)	1,750,000	1,677,900
8.250%, 6/15/23	2,400,000	2,592,000

		8,953,448

Oil, Gas & Consumable Fuels (2.9%)
Anadarko Petroleum Corp.
3.450%, 7/15/24	150,000	145,950
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22(b)§	2,000,000	2,065,000
Bill Barrett Corp.
7.625%, 10/1/19	4,500,000	4,421,250
7.000%, 10/15/22(x)	500,000	472,500

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
BP Capital Markets plc
1.375%, 5/10/18	$250,000	$249,186
2.315%, 2/13/20	200,000	201,023
4.500%, 10/1/20	100,000	107,154
3.814%, 2/10/24	250,000	258,131
Chesapeake Energy Corp.
8.000%, 12/15/22(x)§	3,440,000	3,603,400
8.000%, 1/15/25(x)§	5,000,000	4,987,500
Chevron Corp.
1.790%, 11/16/18	350,000	351,307
2.193%, 11/15/19	35,000	35,285
2.355%, 12/5/22	150,000	146,990
2.954%, 5/16/26	250,000	245,414
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200,000	195,329
ConocoPhillips Co.
2.875%, 11/15/21	120,000	120,936
2.400%, 12/15/22	150,000	146,425
Denbury Resources, Inc.
9.000%, 5/15/21§	300,000	315,390
Devon Energy Corp.
4.000%, 7/15/21	100,000	102,937
Ecopetrol SA
7.625%, 7/23/19	50,000	55,500
5.375%, 6/26/26	150,000	152,745
Enable Midstream Partners LP
3.900%, 5/15/24	150,000	146,918
Enbridge Energy Partners LP
5.875%, 10/15/25(x)	100,000	112,386
Energy Transfer Equity LP
5.500%, 6/1/27	1,500,000	1,570,350
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	157,543
3.600%, 2/1/23	100,000	99,662
4.050%, 3/15/25	100,000	98,633
Enterprise Products Operating LLC
2.550%, 10/15/19	100,000	101,018
3.350%, 3/15/23	150,000	151,768
EOG Resources, Inc.
5.625%, 6/1/19	15,000	16,108
4.100%, 2/1/21	100,000	105,295
4.150%, 1/15/26	150,000	156,540
EQT Corp.
4.875%, 11/15/21	50,000	53,824
Exxon Mobil Corp.
2.397%, 3/6/22	150,000	149,656
3.176%, 3/15/24	150,000	152,083
Husky Energy, Inc.
4.000%, 4/15/24	50,000	50,754
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	362,765
4.300%, 5/1/24	150,000	152,778
Kinder Morgan, Inc.
5.625%, 11/15/23§	2,300,000	2,510,043
7.750%, 1/15/32	1,700,000	2,115,601
Marathon Oil Corp.
2.800%, 11/1/22	100,000	95,938
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	54,021
3.625%, 9/15/24	150,000	147,799
MPLX LP
4.500%, 7/15/23	100,000	103,916
4.875%, 6/1/25	100,000	104,640
NGPL PipeCo LLC
7.119%, 12/15/17§	925,000	950,438
Noble Energy, Inc.
4.150%, 12/15/21	150,000	156,771
Occidental Petroleum Corp.
2.700%, 2/15/23	200,000	197,531
ONEOK Partners LP
8.625%, 3/1/19	100,000	111,448
Plains All American Pipeline LP
6.500%, 5/1/18(x)	40,000	41,931
3.850%, 10/15/23	100,000	100,149
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	2,000,000	2,178,600
5.625%, 3/1/25	250,000	269,800
Sanchez Energy Corp.
7.750%, 6/15/21	2,800,000	2,765,000
Statoil ASA
5.250%, 4/15/19	25,000	26,644
2.900%, 11/8/20	200,000	204,148
2.750%, 11/10/21(x)	150,000	150,958
Suncor Energy, Inc.
6.100%, 6/1/18	165,000	173,664
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	150,000	151,455
Total Capital International SA
2.700%, 1/25/23	200,000	198,064
Total Capital SA
4.125%, 1/28/21	250,000	266,085
TransCanada PipeLines Ltd.
7.125%, 1/15/19	118,000	128,365
3.800%, 10/1/20	100,000	104,825
4.875%, 1/15/26	120,000	133,361
Valero Energy Corp.
6.125%, 2/1/20	150,000	165,799
W&T Offshore, Inc.
9.000%, 5/15/20 PIK§	711,152	618,702
8.500%, 6/15/21 PIK(l)§	636,877	471,289
Williams Partners LP
5.250%, 3/15/20	100,000	107,615
4.125%, 11/15/20	100,000	105,141
4.300%, 3/4/24	150,000	154,406

		37,081,580

Total Energy		46,035,028

Financials (5.2%)
Banks (3.6%)
Australia & New Zealand Banking Group Ltd.
2.250%, 6/13/19	250,000	251,314
Bank of America Corp.
5.650%, 5/1/18	550,000	572,498
2.600%, 1/15/19	250,000	252,518
7.625%, 6/1/19	250,000	278,625
2.250%, 4/21/20	300,000	298,900
5.700%, 1/24/22	100,000	112,313
3.300%, 1/11/23	150,000	151,115
4.125%, 1/22/24	100,000	104,235
4.000%, 4/1/24	350,000	362,462
4.000%, 1/22/25	250,000	249,885
6.100%, 3/17/25(l)(y)	1,000,000	1,059,500
3.500%, 4/19/26	200,000	196,634
Bank of Montreal
2.375%, 1/25/19	50,000	50,406
1.500%, 7/18/19	350,000	345,585

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Nova Scotia (The)
2.050%, 6/5/19	$250,000	$250,857
2.450%, 3/22/21	250,000	249,398
Barclays Bank plc
5.140%, 10/14/20	100,000	106,422
Barclays plc
2.750%, 11/8/19	250,000	251,655
3.684%, 1/10/23	250,000	249,769
4.375%, 1/12/26	200,000	202,289
BB&T Corp.
2.050%, 6/19/18	200,000	200,780
2.450%, 1/15/20	300,000	303,041
BNP Paribas SA
2.700%, 8/20/18	100,000	100,922
3.250%, 3/3/23	100,000	100,718
4.250%, 10/15/24	200,000	201,658
Citigroup, Inc.
1.750%, 5/1/18	250,000	249,790
2.050%, 12/7/18	350,000	350,511
2.550%, 4/8/19	100,000	100,732
5.875%, 3/27/20(l)(y)	4,000,000	4,130,000
5.950%, 8/15/20(l)(y)	3,000,000	3,112,500
3.875%, 10/25/23	150,000	154,447
6.300%, 5/15/24(l)(y)	4,500,000	4,691,250
3.300%, 4/27/25	345,000	337,541
3.400%, 5/1/26	200,000	194,140
3.200%, 10/21/26	200,000	191,391
Commonwealth Bank of Australia
2.250%, 3/13/19	250,000	251,469
Cooperatieve Rabobank UA
2.250%, 1/14/19	250,000	251,189
4.500%, 1/11/21	75,000	80,266
3.875%, 2/8/22	75,000	79,113
4.375%, 8/4/25	250,000	255,749
Credit Suisse Group Funding Guernsey Ltd.
3.125%, 12/10/20	250,000	251,037
Discover Bank
3.200%, 8/9/21	250,000	253,382
Fifth Third Bancorp
2.300%, 3/1/19	125,000	125,853
Fifth Third Bank
3.850%, 3/15/26	200,000	201,269
HSBC Holdings plc
5.100%, 4/5/21	100,000	108,400
4.000%, 3/30/22	100,000	104,369
4.250%, 3/14/24	200,000	202,483
4.300%, 3/8/26	250,000	260,042
Huntington National Bank (The)
2.200%, 4/1/19	250,000	250,432
Industrial & Commercial Bank of China Ltd.
3.231%, 11/13/19	250,000	254,883
JPMorgan Chase & Co.
7.900%, 4/30/18(l)(y)	9,468,000	9,740,205
1.625%, 5/15/18	250,000	249,766
2.250%, 1/23/20	150,000	150,404
4.250%, 10/15/20	200,000	212,506
2.400%, 6/7/21(x)	150,000	149,192
4.500%, 1/24/22	250,000	269,403
3.250%, 9/23/22	100,000	101,783
3.200%, 1/25/23	150,000	151,331
3.375%, 5/1/23	250,000	249,780
5.150%, 5/1/23(l)(y)	2,000,000	2,000,000
2.700%, 5/18/23	200,000	195,494
3.625%, 5/13/24	250,000	255,204
3.125%, 1/23/25	150,000	147,354
2.950%, 10/1/26	250,000	237,603
KeyCorp
2.900%, 9/15/20	100,000	101,524
5.100%, 3/24/21	50,000	54,579
Lloyds Bank plc
6.375%, 1/21/21	100,000	113,147
Lloyds Banking Group plc
4.650%, 3/24/26	200,000	203,755
Mitsubishi UFJ Financial Group, Inc.
3.850%, 3/1/26	200,000	204,934
MUFG Americas Holdings Corp.
3.000%, 2/10/25	50,000	48,542
MUFG Union Bank NA
2.250%, 5/6/19	250,000	250,873
National Australia Bank Ltd.
2.500%, 7/12/26	250,000	233,291
PNC Bank NA
2.250%, 7/2/19	250,000	251,709
PNC Financial Services Group, Inc. (The)
5.125%, 2/8/20	100,000	108,070
3.900%, 4/29/24	250,000	259,359
Royal Bank of Canada
2.200%, 7/27/18	250,000	251,756
2.500%, 1/19/21	150,000	150,632
Royal Bank of Scotland Group plc
4.800%, 4/5/26	200,000	204,460
Santander Holdings USA, Inc.
2.650%, 4/17/20	120,000	119,688
Santander UK plc
3.050%, 8/23/18	100,000	101,613
2.350%, 9/10/19	250,000	250,740
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19	250,000	251,405
2.650%, 7/23/20	250,000	250,727
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	250,000	232,843
SunTrust Banks, Inc.
2.350%, 11/1/18	150,000	150,945
Svenska Handelsbanken AB
2.250%, 6/17/19	250,000	251,372
Toronto-Dominion Bank (The)
1.400%, 4/30/18	250,000	249,639
2.250%, 11/5/19	150,000	150,932
1.800%, 7/13/21	250,000	243,447
US Bancorp
2.200%, 4/25/19	150,000	151,309
2.950%, 7/15/22	150,000	151,465
2.375%, 7/22/26	150,000	140,154
US Bank NA
2.125%, 10/28/19	250,000	251,295
Wells Fargo & Co.
2.150%, 1/15/19	150,000	150,677
2.600%, 7/22/20	105,000	105,903
2.550%, 12/7/20	350,000	350,934
3.500%, 3/8/22	100,000	103,530
3.450%, 2/13/23	100,000	100,949
4.125%, 8/15/23	100,000	104,460
5.900%, 6/15/24(l)(y)	1,200,000	1,248,000
3.300%, 9/9/24	250,000	249,913
3.000%, 4/22/26	200,000	191,649
3.000%, 10/23/26	150,000	143,237

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Westpac Banking Corp.
2.250%, 7/30/18	$250,000	$251,602
2.700%, 8/19/26	250,000	237,777

		45,678,598

Capital Markets (0.7%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	100,000	108,830
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	200,000	202,244
4.150%, 2/1/21	100,000	106,304
3.550%, 9/23/21	100,000	104,072
2.200%, 8/16/23	250,000	239,803
Brookfield Finance, Inc.
4.250%, 6/2/26	100,000	100,466
Credit Suisse AG
5.400%, 1/14/20	100,000	107,322
4.375%, 8/5/20	250,000	264,586
3.625%, 9/9/24	250,000	253,086
Deutsche Bank AG
2.500%, 2/13/19	150,000	150,210
3.375%, 5/12/21	200,000	200,092
Goldman Sachs Group, Inc. (The)
6.150%, 4/1/18	600,000	627,199
2.900%, 7/19/18	150,000	151,872
2.550%, 10/23/19	250,000	252,125
2.750%, 9/15/20	45,000	45,384
5.750%, 1/24/22	250,000	281,538
3.000%, 4/26/22	250,000	250,387
3.625%, 1/22/23	150,000	153,252
4.000%, 3/3/24	250,000	258,722
4.250%, 10/21/25	200,000	203,679
Intercontinental Exchange, Inc.
2.750%, 12/1/20	40,000	40,614
4.000%, 10/15/23	100,000	105,727
Invesco Finance plc
3.750%, 1/15/26	100,000	102,279
Jefferies Group LLC
5.125%, 4/13/18	100,000	103,035
8.500%, 7/15/19	75,000	84,871
Moody’s Corp.
4.500%, 9/1/22	50,000	53,762
Morgan Stanley
6.625%, 4/1/18	250,000	261,680
7.300%, 5/13/19	200,000	221,095
2.375%, 7/23/19	150,000	150,940
2.800%, 6/16/20	140,000	141,507
5.550%, 7/15/20(l)(y)	700,000	723,940
5.750%, 1/25/21	250,000	277,705
2.625%, 11/17/21	250,000	248,479
4.875%, 11/1/22	100,000	107,857
3.750%, 2/25/23	100,000	103,243
4.100%, 5/22/23	100,000	103,409
3.875%, 4/29/24	100,000	102,817
3.700%, 10/23/24	150,000	152,153
3.875%, 1/27/26	200,000	202,303
3.125%, 7/27/26	150,000	142,832
Nasdaq, Inc.
3.850%, 6/30/26	150,000	149,149
S&P Global, Inc.
3.300%, 8/14/20	50,000	51,180
State Street Corp.
4.375%, 3/7/21	150,000	160,302
3.300%, 12/16/24	95,000	95,962
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	252,780
UBS AG
2.350%, 3/26/20	250,000	250,236

		8,451,030

Consumer Finance (0.6%)
AerCap Ireland Capital DAC
4.250%, 7/1/20	250,000	260,433
3.950%, 2/1/22	150,000	154,110
American Express Co.
1.550%, 5/22/18	150,000	149,846
2.650%, 12/2/22	212,000	209,660
3.625%, 12/5/24	150,000	150,762
American Honda Finance Corp.
2.450%, 9/24/20	250,000	252,594
Capital One Financial Corp.
4.750%, 7/15/21	100,000	107,433
3.500%, 6/15/23	200,000	200,579
3.750%, 7/28/26	150,000	145,087
Caterpillar Financial Services Corp.
7.150%, 2/15/19	135,000	147,796
2.100%, 6/9/19	250,000	250,680
Discover Financial Services
3.850%, 11/21/22	100,000	102,000
Ford Motor Credit Co. LLC
2.375%, 3/12/19	250,000	250,872
5.875%, 8/2/21	200,000	222,637
4.134%, 8/4/25	200,000	200,657
General Motors Financial Co., Inc.
2.400%, 4/10/18	75,000	75,383
3.700%, 11/24/20	165,000	169,946
4.000%, 1/15/25	250,000	250,236
5.250%, 3/1/26	150,000	161,114
HSBC Finance Corp.
6.676%, 1/15/21	250,000	281,991
HSBC USA, Inc.
2.350%, 3/5/20	500,000	500,646
John Deere Capital Corp.
2.050%, 3/10/20	100,000	99,914
OneMain Financial Holdings LLC
7.250%, 12/15/21§	2,500,000	2,600,000
Synchrony Financial
3.000%, 8/15/19	250,000	253,726
3.750%, 8/15/21	75,000	77,227
Toyota Motor Credit Corp.
2.150%, 3/12/20	180,000	180,724
2.750%, 5/17/21	250,000	253,511

		7,709,564

Diversified Financial Services (0.1%)
Berkshire Hathaway, Inc.
2.750%, 3/15/23	95,000	95,194
3.125%, 3/15/26	200,000	198,914
Boeing Capital Corp.
4.700%, 10/27/19	100,000	107,501
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	283,000	283,897
Leucadia National Corp.
5.500%, 10/18/23	100,000	105,437
National Rural Utilities Cooperative Finance Corp.
2.300%, 11/15/19	200,000	201,028
Shell International Finance BV
2.375%, 8/21/22	250,000	244,748
3.400%, 8/12/23	100,000	102,592

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 5/11/25	$140,000	$140,565

		1,479,876

Insurance (0.2%)
Aflac, Inc.
3.250%, 3/17/25	150,000	149,640
Allstate Corp. (The)
3.150%, 6/15/23	100,000	101,456
American International Group, Inc.
3.375%, 8/15/20	150,000	153,667
3.300%, 3/1/21	55,000	55,967
3.900%, 4/1/26	200,000	200,182
Aon Corp.
5.000%, 9/30/20	50,000	53,871
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21(x)	100,000	107,308
Chubb INA Holdings, Inc.
3.350%, 5/15/24	250,000	255,293
CNA Financial Corp.
5.875%, 8/15/20	100,000	110,559
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20	150,000	162,975
Lincoln National Corp.
4.850%, 6/24/21	50,000	53,933
Loews Corp.
3.750%, 4/1/26	150,000	152,675
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	150,000	163,329
MetLife, Inc.
4.750%, 2/8/21	100,000	108,169
3.600%, 4/10/24	250,000	257,919
Progressive Corp. (The)
3.750%, 8/23/21	50,000	52,832
Prudential Financial, Inc.
7.375%, 6/15/19	200,000	222,881
5.875%, 9/15/42(l)	150,000	163,012
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	107,452

		2,633,120

Thrifts & Mortgage Finance (0.0%)
BPCE SA
2.500%, 7/15/19	250,000	250,750

Total Financials		66,202,938

Health Care (3.2%)
Biotechnology (0.2%)
AbbVie, Inc.
2.000%, 11/6/18	150,000	150,228
2.900%, 11/6/22	200,000	198,379
3.600%, 5/14/25	185,000	184,397
Amgen, Inc.
3.450%, 10/1/20	150,000	155,999
2.700%, 5/1/22	110,000	109,807
3.625%, 5/22/24	250,000	256,309
Biogen, Inc.
4.050%, 9/15/25	40,000	40,896
Celgene Corp.
2.300%, 8/15/18	100,000	100,736
3.950%, 10/15/20	100,000	104,765
3.875%, 8/15/25	250,000	255,403
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	107,648
3.250%, 9/1/22	40,000	40,767
2.500%, 9/1/23	250,000	241,143
3.700%, 4/1/24	100,000	102,438

		2,048,915

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories
2.550%, 3/15/22	175,000	172,243
3.750%, 11/30/26	250,000	249,625
Becton Dickinson and Co.
2.675%, 12/15/19	250,000	253,312
3.734%, 12/15/24	25,000	25,732
Boston Scientific Corp.
2.650%, 10/1/18	100,000	100,958
3.850%, 5/15/25	150,000	152,256
Liberty Property LP
4.125%, 6/15/22	100,000	104,835
Mallinckrodt International Finance SA
5.750%, 8/1/22(x)§	5,000,000	4,921,500
5.500%, 4/15/25(x)§	1,000,000	920,000
Medtronic, Inc.
4.125%, 3/15/21	100,000	106,495
3.150%, 3/15/22	80,000	82,232
3.500%, 3/15/25	150,000	153,301
Stryker Corp.
3.375%, 5/15/24	150,000	151,804
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	200,000	200,807

		7,595,100

Health Care Providers & Services (1.7%)
Aetna, Inc.
2.750%, 11/15/22	150,000	149,370
3.500%, 11/15/24	150,000	152,865
AmerisourceBergen Corp.
3.400%, 5/15/24	150,000	150,880
Anthem, Inc.
2.250%, 8/15/19	225,000	225,011
3.125%, 5/15/22	150,000	149,966
CHS/Community Health Systems, Inc.
8.000%, 11/15/19(x)	5,800,000	5,687,480
7.125%, 7/15/20(x)	2,500,000	2,290,750
6.875%, 2/1/22(x)	1,800,000	1,548,000
Cigna Corp.
4.500%, 3/15/21	150,000	159,644
DaVita, Inc.
5.125%, 7/15/24	1,100,000	1,111,880
Express Scripts Holding Co.
4.750%, 11/15/21	150,000	160,671
3.400%, 3/1/27	250,000	234,350
HCA, Inc.
7.500%, 2/15/22	3,200,000	3,660,160
5.875%, 5/1/23	1,500,000	1,618,200
Laboratory Corp. of America Holdings
2.500%, 11/1/18	150,000	151,317
3.200%, 2/1/22	75,000	75,264
McKesson Corp.
3.796%, 3/15/24	100,000	103,706
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	104,690
Tenet Healthcare Corp.
8.125%, 4/1/22	3,500,000	3,653,300
UnitedHealth Group, Inc.
2.875%, 12/15/21	65,000	66,074

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 7/15/25	$150,000	$155,632

		21,609,210

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	103,646
Life Technologies Corp.
5.000%, 1/15/21	100,000	107,424
Thermo Fisher Scientific, Inc.
2.400%, 2/1/19	250,000	251,863
3.600%, 8/15/21	50,000	51,609
3.300%, 2/15/22	100,000	101,575

		616,117

Pharmaceuticals (0.7%)
Actavis Funding SCS
3.450%, 3/15/22	250,000	255,225
3.800%, 3/15/25	150,000	151,390
Actavis, Inc.
3.250%, 10/1/22	150,000	150,755
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	96,698
Endo Finance LLC
5.750%, 1/15/22§	1,000,000	910,000
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	193,537
2.800%, 3/18/23	100,000	100,088
Johnson & Johnson
2.450%, 12/5/21	150,000	151,590
2.050%, 3/1/23	35,000	34,051
3.375%, 12/5/23	100,000	105,300
Merck & Co., Inc.
1.300%, 5/18/18	250,000	249,341
1.850%, 2/10/20	250,000	249,930
2.350%, 2/10/22	45,000	44,867
2.400%, 9/15/22	150,000	148,407
Mylan NV
3.950%, 6/15/26	100,000	97,920
Novartis Capital Corp.
3.400%, 5/6/24	100,000	102,955
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	265,431
Pfizer, Inc.
2.100%, 5/15/19	250,000	251,866
3.400%, 5/15/24	100,000	103,670
Sanofi
1.250%, 4/10/18	250,000	249,583
4.000%, 3/29/21	75,000	79,417
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	365,000	347,772
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	79,000	76,827
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	250,000	237,010
Valeant Pharmaceuticals International, Inc.
6.500%, 3/15/22(b)§	600,000	617,280
5.875%, 5/15/23§	2,100,000	1,627,500
7.000%, 3/15/24(b)§	900,000	923,670
6.125%, 4/15/25§	1,600,000	1,232,000
Zoetis, Inc.
3.250%, 2/1/23	150,000	151,709

		9,205,789

Total Health Care		41,075,131

Industrials (1.2%)
Aerospace & Defense (0.3%)
Bombardier, Inc.
7.500%, 3/15/25§	1,000,000	1,023,800
Embraer Netherlands Finance BV
5.400%, 2/1/27	150,000	153,409
General Dynamics Corp.
3.875%, 7/15/21	100,000	106,380
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	159,147
3.550%, 1/15/26	150,000	152,523
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	104,198
Precision Castparts Corp.
2.500%, 1/15/23	75,000	74,007
Raytheon Co.
6.400%, 12/15/18	50,000	54,038
Textron, Inc.
4.300%, 3/1/24	100,000	104,640
TransDigm, Inc.
6.000%, 7/15/22	700,000	708,330
6.500%, 7/15/24	1,500,000	1,520,700
United Technologies Corp.
3.100%, 6/1/22	50,000	51,377

		4,212,549

Air Freight & Logistics (0.5%)
FedEx Corp.
2.300%, 2/1/20	85,000	85,673
2.625%, 8/1/22	50,000	49,740
United Parcel Service, Inc.
3.125%, 1/15/21	200,000	207,603
XPO Logistics, Inc.
6.500%, 6/15/22(x)§	5,000,000	5,250,000

		5,593,016

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
4.625%, 3/15/24	100,000	98,608
Republic Services, Inc.
5.250%, 11/15/21	100,000	111,215

		209,823

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	151,186

Electrical Equipment (0.0%)
Eaton Corp.
2.750%, 11/2/22	150,000	148,933
Emerson Electric Co.
2.625%, 2/15/23	150,000	149,389

		298,322

Industrial Conglomerates (0.1%)
General Electric Co.
4.625%, 1/7/21	101,000	109,212
3.150%, 9/7/22	100,000	102,880
2.700%, 10/9/22	250,000	251,401
3.100%, 1/9/23	150,000	153,698
Ingersoll-Rand Luxembourg Finance SA
2.625%, 5/1/20	250,000	252,842
Koninklijke Philips NV
3.750%, 3/15/22	100,000	103,751

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Pentair Finance SA
3.150%, 9/15/22	$150,000	$148,535
Roper Technologies, Inc.
3.125%, 11/15/22	100,000	100,768

		1,223,087

Machinery (0.1%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	99,917
Deere & Co.
4.375%, 10/16/19	150,000	159,245
2.600%, 6/8/22	100,000	99,857
Flowserve Corp.
4.000%, 11/15/23	100,000	103,165
Illinois Tool Works, Inc.
3.500%, 3/1/24	150,000	155,924
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	100,928

		719,036

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
3.750%, 4/1/24	25,000	26,324
3.400%, 9/1/24	250,000	256,799
Canadian National Railway Co.
5.550%, 5/15/18	48,000	50,059
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	43,324
Ryder System, Inc.
2.500%, 5/11/20	65,000	65,064
Union Pacific Corp.
5.700%, 8/15/18	100,000	105,480
3.250%, 8/15/25	150,000	152,101

		699,151

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.875%, 4/1/21(x)	150,000	155,423
United Rentals North America, Inc.
5.750%, 11/15/24	1,500,000	1,560,000

		1,715,423

Total Industrials		14,821,593

Information Technology (1.8%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.450%, 1/15/20	250,000	267,254
3.625%, 3/4/24	150,000	157,180
Harris Corp.
2.700%, 4/27/20	150,000	151,298
Juniper Networks, Inc.
4.600%, 3/15/21	50,000	53,054
Motorola Solutions, Inc.
3.500%, 9/1/21	250,000	251,990

		880,776

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
2.550%, 1/30/19	100,000	101,084

Internet Software & Services (0.0%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	250,000	251,101
3.600%, 11/28/24	200,000	201,778
eBay, Inc.
2.200%, 8/1/19	150,000	150,376
3.250%, 10/15/20	50,000	51,359
2.600%, 7/15/22	100,000	97,931

		752,545

IT Services (0.6%)
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	55,000	53,481
Computer Sciences Corp.
4.450%, 9/15/22	100,000	105,484
Fidelity National Information Services, Inc.
3.500%, 4/15/23	100,000	101,410
5.000%, 10/15/25	200,000	218,810
First Data Corp.
7.000%, 12/1/23§	5,400,000	5,791,500
Fiserv, Inc.
4.750%, 6/15/21	100,000	107,241
International Business Machines Corp.
1.950%, 2/12/19(x)	200,000	201,384
3.375%, 8/1/23	150,000	154,744
3.450%, 2/19/26	150,000	153,073
Mastercard, Inc.
3.375%, 4/1/24	50,000	51,661
Visa, Inc.
2.200%, 12/14/20	350,000	351,017
2.800%, 12/14/22	115,000	115,806

		7,405,611

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
4.300%, 6/15/21	100,000	107,699
Broadcom Corp.
3.875%, 1/15/27§	350,000	352,117
Intel Corp.
3.300%, 10/1/21	100,000	103,819
2.700%, 12/15/22	150,000	150,456
KLA-Tencor Corp.
4.125%, 11/1/21	135,000	141,318
Lam Research Corp.
3.800%, 3/15/25	60,000	60,214
QUALCOMM, Inc.
3.450%, 5/20/25	150,000	151,135
Texas Instruments, Inc.
1.750%, 5/1/20	150,000	148,444

		1,215,202

Software (0.4%)
Adobe Systems, Inc.
3.250%, 2/1/25	200,000	201,822
BMC Software Finance, Inc.
8.125%, 7/15/21§	2,500,000	2,512,500
Microsoft Corp.
1.000%, 5/1/18(x)	200,000	199,470
4.000%, 2/8/21	150,000	160,581
2.375%, 2/12/22	145,000	145,324
2.650%, 11/3/22	110,000	110,851
2.000%, 8/8/23	135,000	129,787
2.400%, 8/8/26	250,000	236,111
3.300%, 2/6/27	250,000	253,613
Oracle Corp.
5.750%, 4/15/18	250,000	261,001
2.250%, 10/8/19	250,000	252,879
2.500%, 5/15/22	150,000	149,246
2.500%, 10/15/22	200,000	198,965
2.400%, 9/15/23	150,000	145,805
2.650%, 7/15/26	250,000	236,272

		5,194,227

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
1.000%, 5/3/18	$500,000	$498,520
2.150%, 2/9/22	150,000	147,974
2.850%, 2/23/23	110,000	110,631
3.450%, 5/6/24	250,000	258,668
3.200%, 5/13/25	115,000	116,036
3.350%, 2/9/27	250,000	252,382
Diamond 1 Finance Corp.
4.420%, 6/15/21§	800,000	836,480
5.450%, 6/15/23§	1,800,000	1,933,293
6.020%, 6/15/26§	1,195,000	1,302,457
Hewlett Packard Enterprise Co.
4.900%, 10/15/25	150,000	155,659
Seagate HDD Cayman
4.750%, 6/1/23	75,000	75,000
Western Digital Corp.
7.375%, 4/1/23§	1,000,000	1,095,000
10.500%, 4/1/24	1,000,000	1,176,300
Xerox Corp.
2.750%, 9/1/20	67,000	66,158
4.500%, 5/15/21	150,000	156,006
4.070%, 3/17/22(b)§	6,000	6,085

		8,186,649

Total Information Technology		23,736,094

Materials (1.5%)
Chemicals (0.1%)
Agrium, Inc.
3.150%, 10/1/22	50,000	49,957
3.375%, 3/15/25	150,000	148,254
Albemarle Corp.
4.150%, 12/1/24	200,000	208,147
Dow Chemical Co. (The)
8.550%, 5/15/19	150,000	169,759
3.000%, 11/15/22	150,000	151,745
Eastman Chemical Co.
2.700%, 1/15/20	250,000	253,078
3.600%, 8/15/22	100,000	102,797
EI du Pont de Nemours & Co.
6.000%, 7/15/18	250,000	263,498
Lubrizol Corp. (The)
8.875%, 2/1/19	55,000	61,946
LyondellBasell Industries NV
6.000%, 11/15/21	200,000	226,383
Monsanto Co.
2.750%, 7/15/21	60,000	59,972

		1,695,536

Construction Materials (0.1%)
Cemex SAB de CV
7.250%, 1/15/21§	1,000,000	1,067,500

Containers & Packaging (0.9%)
Ardagh Packaging Finance plc
4.625%, 5/15/23§	1,500,000	1,518,750
7.250%, 5/15/24§	2,000,000	2,140,000
BWAY Holding Co.
5.500%, 4/15/24(b)§	2,000,000	2,016,200
7.250%, 4/15/25(b)§	3,700,000	3,700,000
International Paper Co.
4.750%, 2/15/22	124,000	133,666
3.650%, 6/15/24	150,000	152,092
Reynolds Group Issuer, Inc.
5.125%, 7/15/23§	1,100,000	1,133,000

		10,793,708

Metals & Mining (0.4%)
Barrick Gold Corp.
4.100%, 5/1/23	48,000	51,297
BHP Billiton Finance USA Ltd.
3.850%, 9/30/23(x)	250,000	265,212
FMG Resources August 2006 Pty. Ltd.
9.750%, 3/1/22§	4,000,000	4,590,000
Newmont Mining Corp.
3.500%, 3/15/22	100,000	102,813
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	100,000	113,922
Rio Tinto Finance USA plc
3.500%, 3/22/22	13,000	13,533
Vale Overseas Ltd.
4.375%, 1/11/22	150,000	151,834
6.250%, 8/10/26	150,000	162,188

		5,450,799

Total Materials		19,007,543

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)
5.050%, 9/1/20	75,000	80,707
3.500%, 1/31/23	150,000	150,746
AvalonBay Communities, Inc. (REIT)
2.950%, 9/15/22	100,000	100,083
Boston Properties LP (REIT)
5.625%, 11/15/20	70,000	77,405
3.850%, 2/1/23	100,000	103,805
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	250,000	259,242
DDR Corp. (REIT)
4.250%, 2/1/26	100,000	99,271
Equinix, Inc. (REIT)
5.375%, 5/15/27(x)	2,000,000	2,065,000
ERP Operating LP (REIT)
4.625%, 12/15/21	150,000	162,364
Essex Portfolio LP (REIT)
3.875%, 5/1/24	250,000	255,919
HCP, Inc. (REIT)
5.375%, 2/1/21	150,000	164,362
3.875%, 8/15/24	150,000	150,819
Hospitality Properties Trust (REIT)
5.250%, 2/15/26	100,000	105,069
Kimco Realty Corp. (REIT)
2.800%, 10/1/26	150,000	137,947
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	250,000	256,319
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	150,000	152,107
Prologis LP (REIT)
3.350%, 2/1/21	100,000	102,586
Realty Income Corp. (REIT)
3.250%, 10/15/22	150,000	152,054
Senior Housing Properties Trust (REIT)
3.250%, 5/1/19	150,000	150,592
Simon Property Group LP (REIT)
5.650%, 2/1/20	300,000	326,614
3.500%, 9/1/25	150,000	150,915
Ventas Realty LP (REIT)
4.750%, 6/1/21	100,000	107,537

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 3/1/22	$100,000	$105,585
Welltower, Inc. (REIT)
4.000%, 6/1/25	150,000	152,122
WP Carey, Inc. (REIT)
4.250%, 10/1/26	100,000	98,926

Total Real Estate		5,668,096

Telecommunication Services (2.4%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
3.000%, 2/15/22	100,000	99,913
3.200%, 3/1/22	500,000	503,962
3.800%, 3/15/22	100,000	103,423
3.000%, 6/30/22	75,000	74,599
4.450%, 4/1/24	150,000	156,598
3.950%, 1/15/25	100,000	100,512
3.400%, 5/15/25	250,000	241,330
CCO Holdings LLC
5.750%, 1/15/24	1,000,000	1,046,250
Frontier Communications Corp.
10.500%, 9/15/22	5,000,000	5,044,000
Qwest Corp.
6.750%, 12/1/21	100,000	109,313
Telefonica Emisiones SAU
4.570%, 4/27/23	150,000	159,830
Verizon Communications, Inc.
3.000%, 11/1/21	250,000	250,982
2.946%, 3/15/22§	255,000	254,159
2.450%, 11/1/22	200,000	192,628
5.150%, 9/15/23	250,000	274,762
4.125%, 3/16/27	250,000	253,981
Virgin Media Secured Finance plc
5.500%, 1/15/25§	2,000,000	2,040,000
Wind Acquisition Finance SA
7.375%, 4/23/21§	1,000,000	1,040,000

		11,946,242

Wireless Telecommunication Services (1.5%)
America Movil SAB de CV
5.000%, 3/30/20	200,000	213,748
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	106,708
Sprint Communications, Inc.
9.000%, 11/15/18§	3,400,000	3,684,920
7.000%, 8/15/20	1,000,000	1,073,800
11.500%, 11/15/21	2,500,000	3,147,000
Sprint Corp.
7.875%, 9/15/23	4,700,000	5,199,610
T-Mobile USA, Inc.
6.633%, 4/28/21	5,000,000	5,161,500
Vodafone Group plc
5.450%, 6/10/19	200,000	214,037
2.950%, 2/19/23	150,000	146,731

		18,948,054

Total Telecommunication Services		30,894,296

Utilities (2.1%)
Electric Utilities (0.3%)
Arizona Public Service Co.
3.150%, 5/15/25(x)	150,000	150,703
Commonwealth Edison Co.
3.400%, 9/1/21	100,000	103,914
2.550%, 6/15/26	150,000	142,613
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	150,000	147,489
DTE Electric Co.
3.450%, 10/1/20	100,000	103,830
Duke Energy Carolinas LLC
7.000%, 11/15/18	26,000	28,189
Duke Energy Corp.
2.100%, 6/15/18	250,000	250,771
5.050%, 9/15/19	165,000	176,260
Duke Energy Indiana LLC
3.750%, 7/15/20	100,000	104,648
Entergy Corp.
5.125%, 9/15/20	50,000	53,962
Entergy Louisiana LLC
2.400%, 10/1/26	150,000	139,994
LG&E & KU Energy LLC
3.750%, 11/15/20	100,000	103,512
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19	200,000	202,840
Northern States Power Co.
2.150%, 8/15/22	100,000	97,877
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	103,019
3.750%, 2/15/24	100,000	104,418
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	79,111
3.950%, 3/15/24	100,000	102,736
Progress Energy, Inc.
4.400%, 1/15/21	100,000	106,028
Southern California Edison Co.
3.875%, 6/1/21	50,000	52,426
Southern Co. (The)
2.150%, 9/1/19	150,000	150,180
2.750%, 6/15/20	150,000	151,438
3.250%, 7/1/26	250,000	237,428
Southwestern Electric Power Co.
6.450%, 1/15/19	100,000	107,812
Virginia Electric & Power Co.
3.100%, 5/15/25	200,000	199,478
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	51,159
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	107,383

		3,359,218

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	78,226
Dominion Gas Holdings LLC
3.600%, 12/15/24	150,000	152,217
Ferrellgas Partners LP
8.625%, 6/15/20(x)§	1,700,000	1,615,000

		1,845,443

Independent Power and Renewable Electricity Producers (1.6%)
Calpine Corp.
5.375%, 1/15/23(x)	3,000,000	3,022,500
5.750%, 1/15/25(x)	6,000,000	5,955,000
Dynegy, Inc.
6.750%, 11/1/19	5,000,000	5,144,000
7.375%, 11/1/22	2,000,000	1,980,000
InterGen NV
7.000%, 6/30/23§	5,000,000	4,475,000

		20,576,500

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	70,000	72,754
2.000%, 11/15/18	60,000	60,123
3.750%, 11/15/23	250,000	260,257

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	$175,000	$182,291
Consumers Energy Co.
2.850%, 5/15/22	50,000	50,585
3.375%, 8/15/23	100,000	102,912
NiSource Finance Corp.
6.125%, 3/1/22	100,000	114,845
Puget Energy, Inc.
3.650%, 5/15/25	150,000	148,809
San Diego Gas & Electric Co.
3.600%, 9/1/23	150,000	156,671
Sempra Energy
3.550%, 6/15/24	250,000	252,067

		1,401,314

Total Utilities		27,182,475

Total Corporate Bonds		324,595,483

Foreign Government Securities (0.8%)
Export-Import Bank of Korea
4.000%, 1/14/24	250,000	263,391
Japan Bank for International Cooperation
1.750%, 5/29/19	300,000	298,294
2.750%, 1/21/26	250,000	247,733
Kreditanstalt fuer Wiederaufbau
1.000%, 6/11/18	250,000	249,064
1.125%, 8/6/18	750,000	749,089
4.875%, 6/17/19	250,000	267,736
1.500%, 4/20/20	250,000	248,081
2.750%, 9/8/20	150,000	154,568
1.625%, 3/15/21	250,000	245,993
1.500%, 6/15/21(x)	500,000	491,461
2.625%, 1/25/22	300,000	306,345
2.125%, 1/17/23	250,000	247,914
Petroleos Mexicanos
3.500%, 7/18/18	200,000	202,500
4.875%, 1/24/22	250,000	256,550
5.375%, 3/13/22§	350,000	365,750
4.250%, 1/15/25	100,000	96,300
6.875%, 8/4/26	150,000	166,357
Province of British Columbia
2.000%, 10/23/22	200,000	196,724
Province of Manitoba
2.125%, 6/22/26	250,000	235,369
Province of New Brunswick
2.750%, 6/15/18	50,000	50,738
Province of Ontario
2.000%, 9/27/18	250,000	251,864
2.400%, 2/8/22	350,000	351,087
2.450%, 6/29/22(x)	150,000	150,378
Province of Quebec
2.750%, 8/25/21	200,000	204,261
2.625%, 2/13/23	200,000	201,246
2.875%, 10/16/24	100,000	101,044
Republic of Chile
3.125%, 1/21/26(x)	200,000	201,800
Republic of Colombia
7.375%, 3/18/19	250,000	275,500
4.000%, 2/26/24(x)	200,000	205,800
Republic of Hungary
6.375%, 3/29/21	500,000	563,125
Republic of Italy
6.875%, 9/27/23	100,000	116,844
Republic of Panama
4.000%, 9/22/24	200,000	208,250
Republic of Peru
7.125%, 3/30/19	260,000	285,350
Republic of Philippines
6.500%, 1/20/20	250,000	280,000
10.625%, 3/16/25	150,000	228,187
Republic of Poland
6.375%, 7/15/19	150,000	164,437
5.000%, 3/23/22	150,000	164,813
4.000%, 1/22/24	100,000	105,000
Republic of South Africa
5.500%, 3/9/20	150,000	159,563
4.875%, 4/14/26	200,000	201,500
United Mexican States
5.125%, 1/15/20(x)	300,000	324,375
4.000%, 10/2/23(x)	250,000	257,813

Total Foreign Government Securities		10,342,194

Loan Participations (1.3%)
Consumer Discretionary (0.5%)
Media (0.2%)
iHeartCommunications, Inc., Term Loan
7.732%, 1/30/19	2,539,722	2,179,927
8.281%, 7/30/19	816,818	696,337

		2,876,264

Multiline Retail (0.3%)
Belk, Inc.
5.760%, 12/10/22	4,950,000	4,195,125

Total Consumer Discretionary		7,071,389

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Chesapeake Energy Corp.
8.553%, 8/17/21	2,500,000	2,650,000

Total Energy		2,650,000

Financials (0.2%)
Diversified Financial Services (0.2%)
First Eagle Investment Management LLC
5.147%, 11/30/22	1,975,000	1,981,790

Total Financials		1,981,790

Health Care (0.3%)
Pharmaceuticals (0.3%)
Vizient, Inc., Term Loan B
5.000%, 2/8/23	3,519,412	3,551,674

Total Health Care		3,551,674

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (0.1%)
Electrical Equipment (0.1%)
Vertiv Intermediate Holding II Corp.
5.039%, 11/30/23	$1,161,207	$1,171,367

Total Industrials		1,171,367

Total Loan Participations		16,426,220

Municipal Bonds (0.0%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.107%, 7/1/18	100,000	100,762
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/20	50,000	45,566
State of Illinois, General Obligation Bonds, Series 2011
5.877%, 3/1/19	100,000	105,161

Total Municipal Bonds		251,489

Supranational (0.7%)
Asian Development Bank
1.750%, 9/11/18	250,000	251,129
1.875%, 4/12/19	250,000	251,099
1.625%, 3/16/21	500,000	492,338
Council of Europe Development Bank
1.625%, 3/10/20	500,000	497,795
European Bank for Reconstruction & Development
1.000%, 6/15/18	250,000	249,001
1.625%, 11/15/18	150,000	150,523
European Investment Bank
1.000%, 6/15/18	250,000	248,844
1.125%, 8/15/18	500,000	498,395
1.625%, 12/18/18	150,000	150,311
1.750%, 6/17/19	500,000	501,233
1.625%, 3/16/20	500,000	498,002
4.000%, 2/16/21	200,000	214,391
2.125%, 4/13/26	500,000	478,602
Inter-American Development Bank
1.250%, 10/15/19	250,000	247,709
1.750%, 10/15/19	500,000	501,673
3.875%, 2/14/20	150,000	159,083
3.000%, 10/4/23	250,000	259,914
International Bank for Reconstruction & Development
1.000%, 6/15/18	500,000	499,204
1.875%, 3/15/19	250,000	251,951
0.875%, 8/15/19	750,000	735,405
1.625%, 3/9/21	250,000	246,880
2.250%, 6/24/21	500,000	504,585
2.000%, 1/26/22	500,000	496,763
2.125%, 2/13/23	200,000	197,876
International Finance Corp.
0.875%, 6/15/18	250,000	248,651
1.750%, 9/16/19	250,000	251,308

Total Supranational		9,082,665

U.S. Government Agency Securities (0.7%)
FHLB
1.125%, 6/21/19	2,000,000	1,988,114
5.375%, 8/15/24	300,000	360,152
FHLMC
4.875%, 6/13/18	409,000	427,275
1.125%, 8/12/21	758,000	732,626
2.375%, 1/13/22	1,850,000	1,882,333
FNMA
0.875%, 5/21/18	1,050,000	1,047,014
1.875%, 9/18/18	600,000	605,941
1.750%, 9/12/19	2,000,000	2,014,432
2.125%, 4/24/26	350,000	334,838

Total U.S. Government Agency Securities		9,392,725

U.S. Treasury Obligations (13.0%)
U.S. Treasury Bonds
8.125%, 8/15/19	1,704,000	1,971,342
8.500%, 2/15/20	592,000	709,100
7.625%, 2/15/25	3,000,000	4,162,734
6.000%, 2/15/26	500,000	646,191
6.500%, 11/15/26	1,300,000	1,759,327

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
0.625%, 4/30/18	$2,000,000	$1,989,680
2.625%, 4/30/18	1,800,000	1,828,652
1.000%, 5/31/18	2,000,000	1,996,969
2.250%, 7/31/18	1,000,000	1,014,336
0.750%, 8/31/18	3,000,000	2,982,891
1.000%, 9/15/18	600,000	598,528
0.875%, 10/15/18	3,200,000	3,185,150
1.250%, 11/30/18	1,600,000	1,601,075
1.375%, 11/30/18	200,000	200,565
1.250%, 12/15/18	100,000	100,055
1.250%, 12/31/18	6,000,000	6,003,258
1.375%, 12/31/18	2,500,000	2,506,533
1.500%, 12/31/18	2,290,000	2,300,806
1.250%, 1/31/19	650,000	650,206
1.375%, 2/28/19	500,000	501,177
1.500%, 2/28/19	1,500,000	1,507,049
1.625%, 3/31/19	1,000,000	1,007,078
1.250%, 4/30/19	2,200,000	2,198,642
1.625%, 4/30/19	800,000	805,563
3.125%, 5/15/19	900,000	934,108
1.125%, 5/31/19	1,000,000	996,258
1.500%, 5/31/19	4,500,000	4,519,336
1.000%, 6/30/19	1,300,000	1,290,778
1.625%, 6/30/19	500,000	503,258
0.875%, 7/31/19	500,000	494,695
1.625%, 7/31/19	1,000,000	1,006,289
1.000%, 8/31/19	2,500,000	2,478,145
1.625%, 8/31/19	700,000	704,189
1.250%, 10/31/19	200,000	199,192
1.000%, 11/15/19	1,750,000	1,730,818
3.375%, 11/15/19	1,065,000	1,118,833
1.000%, 11/30/19	1,100,000	1,087,969
1.500%, 11/30/19	3,000,000	3,004,711
1.125%, 12/31/19	1,500,000	1,486,898
1.625%, 12/31/19	1,000,000	1,004,641
3.625%, 2/15/20	995,000	1,055,127
1.375%, 2/29/20	800,000	796,987
1.125%, 3/31/20	2,200,000	2,174,580
1.375%, 3/31/20	1,500,000	1,493,472
1.375%, 4/30/20	800,000	795,819
3.500%, 5/15/20	3,450,000	3,652,903
1.375%, 5/31/20	450,000	447,205
1.625%, 6/30/20	400,000	400,341
1.625%, 7/31/20	800,000	800,069
2.000%, 7/31/20	500,000	506,250
2.625%, 8/15/20	1,825,000	1,883,500
1.375%, 8/31/20	1,100,000	1,090,057
1.375%, 9/30/20	1,500,000	1,485,129
2.000%, 9/30/20	1,100,000	1,112,684
1.375%, 10/31/20	1,700,000	1,681,419
1.625%, 11/30/20	1,800,000	1,794,755
2.000%, 11/30/20	1,000,000	1,010,203
1.750%, 12/31/20	3,500,000	3,502,406
3.625%, 2/15/21	850,000	909,998
2.000%, 2/28/21	2,000,000	2,017,469
3.125%, 5/15/21	6,500,000	6,837,289
1.375%, 5/31/21	2,000,000	1,964,594
1.125%, 6/30/21	1,300,000	1,262,523
2.125%, 6/30/21	800,000	809,619
2.250%, 7/31/21	2,480,400	2,521,443
2.125%, 8/15/21	1,550,000	1,568,285
1.125%, 9/30/21	1,500,000	1,451,426
2.125%, 9/30/21	1,000,000	1,010,390
1.250%, 10/31/21	700,000	680,466
2.000%, 11/15/21	3,000,000	3,013,852
1.750%, 11/30/21	4,000,000	3,974,313
1.875%, 11/30/21	2,000,000	1,997,906
2.000%, 12/31/21	1,000,000	1,003,976
2.125%, 12/31/21	750,000	757,102
1.500%, 1/31/22	600,000	588,197
1.750%, 2/28/22	400,000	396,478
1.875%, 2/28/22	2,200,000	2,195,428
1.750%, 3/31/22	2,500,000	2,476,348
1.750%, 4/30/22	1,000,000	989,766
1.750%, 5/15/22	1,300,000	1,286,147
2.125%, 6/30/22	1,000,000	1,006,867
2.000%, 7/31/22	1,100,000	1,099,673
1.750%, 9/30/22	1,500,000	1,477,172
2.000%, 11/30/22	1,000,000	996,250
1.750%, 1/31/23	200,000	196,269
1.500%, 3/31/23	700,000	675,888
1.750%, 5/15/23	2,000,000	1,956,375
1.625%, 5/31/23	1,000,000	970,680
2.500%, 8/15/23	500,000	510,117
1.375%, 8/31/23	500,000	476,434
1.375%, 9/30/23	1,000,000	951,836
2.750%, 11/15/23	650,000	673,019
2.125%, 11/30/23	500,000	498,273
2.750%, 2/15/24	1,200,000	1,241,644
2.500%, 5/15/24	2,750,000	2,799,006
2.375%, 8/15/24	2,500,000	2,519,766
2.250%, 11/15/24	2,300,000	2,294,250
2.000%, 2/15/25	3,790,000	3,706,235
2.000%, 8/15/25	3,500,000	3,408,180
2.250%, 11/15/25	1,800,000	1,784,433
1.625%, 2/15/26	3,800,000	3,573,098
1.625%, 5/15/26	1,400,000	1,313,386
1.500%, 8/15/26	2,450,000	2,267,264
2.000%, 11/15/26	200,000	193,208
2.250%, 2/15/27	500,000	493,672

Total U.S. Treasury Obligations		167,265,941

Total Long-Term Debt Securities (42.6%) (Cost $532,501,743)		547,832,046

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Corp.
0.000% *†	200,000	—

Total Consumer Discretionary		—

Financials (0.1%)
Capital Markets (0.1%)
Morgan Stanley
6.375% (l)(x)	16,804	464,799

Total Financials		464,799

Industrials (0.0%)
Air Freight & Logistics (0.0%)
CEVA Holdings LLC
0.000% *†	1,408	299,193

Total Industrials		299,193

Total Preferred Stocks (0.1%) (Cost $2,378,320)		763,992

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Financials (0.2%)
Banks (0.2%)
Wells Fargo & Co.
7.500%	2,500	$3,100,000

Total Financials		3,100,000

Health Care (0.2%)
Pharmaceuticals (0.2%)
Allergan plc
5.500%	2,000	1,699,560
Teva Pharmaceutical Industries Ltd.
7.000%	2,000	1,154,000

Total Health Care		2,853,560

Industrials (0.0%)
Air Freight & Logistics (0.0%)
CEVA Holdings LLC
0.000% *†	31	9,223

Total Industrials		9,223

Utilities (0.4%)
Electric Utilities (0.2%)
NextEra Energy, Inc.
6.371% (x)	50,000	3,019,000

Multi-Utilities (0.2%)
Dominion Resources, Inc.
6.375%	37,100	1,866,130

Total Utilities		4,885,130

Total Convertible Preferred Stocks (0.8%) (Cost $9,542,784)		10,847,913

COMMON STOCKS:
Consumer Discretionary (3.9%)
Auto Components (0.0%)
BorgWarner, Inc.	2,088	87,257
Delphi Automotive plc	2,877	231,570
Goodyear Tire & Rubber Co. (The)	2,655	95,580

		414,407

Automobiles (1.4%)
Daimler AG (Registered)(x)	50,000	3,691,128
Ford Motor Co.	638,459	7,431,663
General Motors Co.	177,932	6,291,675
Harley-Davidson, Inc.	1,878	113,619

		17,528,085

Distributors (0.0%)
Genuine Parts Co.	1,580	146,008
LKQ Corp.*	3,214	94,074

		240,082

Diversified Consumer Services (0.0%)
H&R Block, Inc.	2,200	51,150

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	4,454	262,385
Chipotle Mexican Grill, Inc.*	308	137,220
Darden Restaurants, Inc.	1,307	109,357
Marriott International, Inc., Class A	3,325	313,148
McDonald’s Corp.	8,716	1,129,681
Royal Caribbean Cruises Ltd.	1,778	174,440
Starbucks Corp.	15,580	909,716
Wyndham Worldwide Corp.	1,065	89,769
Wynn Resorts Ltd.	828	94,897
Yum Brands, Inc.	3,578	228,634

		3,449,247

Household Durables (0.1%)
DR Horton, Inc.	3,722	123,980
Garmin Ltd.	1,225	62,610
Leggett & Platt, Inc.	1,442	72,562
Lennar Corp., Class A	2,200	112,618
Mohawk Industries, Inc.*	670	153,758
Newell Brands, Inc.	5,124	241,699
PulteGroup, Inc.	2,874	67,683
Whirlpool Corp.	798	136,721

		971,631

Internet & Direct Marketing Retail (0.4%)
Amazon.com, Inc.*	4,215	3,736,766
Expedia, Inc.	1,283	161,876
Netflix, Inc.*	4,605	680,665
Priceline Group, Inc. (The)*	524	932,704
TripAdvisor, Inc.*	1,174	50,670

		5,562,681

Leisure Products (0.0%)
Hasbro, Inc.	1,171	116,889
Mattel, Inc.	3,633	93,041

		209,930

Media (0.6%)
CBS Corp. (Non-Voting), Class B	3,959	274,596
Charter Communications, Inc., Class A*	2,280	746,290
Comcast Corp., Class A	50,387	1,894,047
Discovery Communications, Inc., Class A(x)*	3,817	109,210
DISH Network Corp., Class A*	2,407	152,820
Interpublic Group of Cos., Inc. (The)	4,178	102,653
News Corp., Class A	5,060	66,388
Omnicom Group, Inc.	2,506	216,042
Scripps Networks Interactive, Inc., Class A	996	78,057
TEGNA, Inc.	2,210	56,620
Time Warner, Inc.	8,257	806,792
Twenty-First Century Fox, Inc., Class A	16,421	528,720
Viacom, Inc., Class B	3,690	172,028
Walt Disney Co. (The)	15,486	1,755,958

		6,960,221

Multiline Retail (0.6%)
Dollar General Corp.	2,700	188,271
Dollar Tree, Inc.*	2,508	196,778
Kohl’s Corp.	1,770	70,464
Macy’s, Inc.	3,247	96,241
Nordstrom, Inc.(x)	1,123	52,298
Target Corp.	134,748	7,436,742

		8,040,794

Specialty Retail (0.4%)
Advance Auto Parts, Inc.	782	115,939
AutoNation, Inc.*	679	28,715
AutoZone, Inc.*	298	215,469
Bed Bath & Beyond, Inc.	1,593	62,860
Best Buy Co., Inc.	2,900	142,535
CarMax, Inc.*	2,022	119,743
Foot Locker, Inc.	1,437	107,502
Gap, Inc. (The)	2,189	53,171
Home Depot, Inc. (The)	12,985	1,906,588
L Brands, Inc.	2,552	120,199
Lowe’s Cos., Inc.	9,240	759,620
O’Reilly Automotive, Inc.*	975	263,094

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Ross Stores, Inc.	4,213	$277,510
Signet Jewelers Ltd.	739	51,191
Staples, Inc.	6,703	58,785
Tiffany & Co.	1,137	108,356
TJX Cos., Inc. (The)	6,925	547,629
Tractor Supply Co.	1,394	96,144
Ulta Beauty, Inc.*	623	177,698

		5,212,748

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	2,978	123,081
Hanesbrands, Inc.	4,235	87,919
Michael Kors Holdings Ltd.*	1,709	65,130
NIKE, Inc., Class B	14,080	784,678
PVH Corp.	840	86,915
Ralph Lauren Corp.	620	50,604
Under Armour, Inc., Class A(x)*	3,966	75,638
VF Corp.	3,516	193,275

		1,467,240

Total Consumer Discretionary		50,108,216

Consumer Staples (3.6%)
Beverages (2.1%)
Anheuser-Busch InBev SA/NV (ADR)	53,000	5,817,280
Brown-Forman Corp., Class B	1,910	88,204
Coca-Cola Co. (The)	235,579	9,997,973
Constellation Brands, Inc., Class A	1,840	298,209
Dr Pepper Snapple Group, Inc.	1,952	191,140
Molson Coors Brewing Co., Class B	1,958	187,400
Monster Beverage Corp.*	4,306	198,808
PepsiCo, Inc.	88,175	9,863,255

		26,642,269

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	4,683	785,292
CVS Health Corp.	10,919	857,142
Kroger Co. (The)	9,803	289,090
Sysco Corp.	5,219	270,970
Walgreens Boots Alliance, Inc.	9,091	755,008
Wal-Mart Stores, Inc.	15,996	1,152,992
Whole Foods Market, Inc.	3,362	99,919

		4,210,413

Food Products (0.3%)
Archer-Daniels-Midland Co.	6,112	281,397
Campbell Soup Co.	2,058	117,800
Conagra Brands, Inc.	4,418	178,222
General Mills, Inc.	6,173	364,269
Hershey Co. (The)	1,482	161,909
Hormel Foods Corp.	2,994	103,682
JM Smucker Co. (The)	1,237	162,146
Kellogg Co.	2,684	194,885
Kraft Heinz Co. (The)	6,336	575,372
McCormick & Co., Inc. (Non-Voting)	1,217	118,718
Mead Johnson Nutrition Co.	1,962	174,775
Mondelez International, Inc., Class A	16,253	700,179
Tyson Foods, Inc., Class A	3,086	190,437

		3,323,791

Household Products (0.3%)
Church & Dwight Co., Inc.	2,747	136,993
Clorox Co. (The)	1,368	184,447
Colgate-Palmolive Co.	9,353	684,546
Kimberly-Clark Corp.	3,756	494,402
Procter & Gamble Co. (The)	27,216	2,445,358

		3,945,746

Personal Products (0.0%)
Coty, Inc., Class A	4,966	90,034
Estee Lauder Cos., Inc. (The), Class A	2,361	200,189

		290,223

Tobacco (0.6%)
Altria Group, Inc.	20,630	1,473,394
Philip Morris International, Inc.	51,538	5,818,640
Reynolds American, Inc.	8,784	553,568

		7,845,602

Total Consumer Staples		46,258,044

Energy (5.2%)
Energy Equipment & Services (0.4%)
Baker Hughes, Inc.	24,491	1,465,052
Halliburton Co.	9,314	458,342
Helmerich & Payne, Inc.(x)	1,149	76,489
National Oilwell Varco, Inc.	4,012	160,841
Schlumberger Ltd.	14,862	1,160,722
TechnipFMC plc*	4,992	162,240
Transocean Ltd.*	4,441	55,290
Weatherford International plc(x)*	250,000	1,662,500

		5,201,476

Oil, Gas & Consumable Fuels (4.8%)
Anadarko Petroleum Corp.	50,937	3,158,094
Apache Corp.	4,031	207,153
BP plc (ADR)	200,000	6,904,000
Cabot Oil & Gas Corp.	5,208	124,523
Chesapeake Energy Corp.(x)*	8,854	52,593
Chevron Corp.	135,166	14,512,773
Cimarex Energy Co.	1,009	120,565
Concho Resources, Inc.*	1,602	205,601
ConocoPhillips	13,162	656,389
Devon Energy Corp.	5,562	232,047
EOG Resources, Inc.	6,124	597,396
EQT Corp.	1,827	111,630
Exxon Mobil Corp.	62,176	5,099,054
Hess Corp.	2,833	136,579
Kinder Morgan, Inc.	20,394	443,365
Marathon Oil Corp.	9,000	142,200
Marathon Petroleum Corp.	5,607	283,378
Murphy Oil Corp.	1,661	47,488
Newfield Exploration Co.*	2,228	82,235
Noble Energy, Inc.	4,747	163,012
Occidental Petroleum Corp.	80,118	5,076,276
ONEOK, Inc.	2,236	123,964
Phillips 66	4,703	372,572
Pioneer Natural Resources Co.	1,803	335,773
Range Resources Corp.	1,926	56,047
Royal Dutch Shell plc (ADR), Class A	322,300	16,994,879
Southwestern Energy Co.*	5,549	45,335
Tesoro Corp.	1,242	100,676
TOTAL SA (ADR)	90,000	4,537,800
Valero Energy Corp.	4,809	318,789
W&T Offshore, Inc.(x)*	80,841	223,930
Williams Cos., Inc. (The)	8,897	263,262

		61,729,378

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Total Energy		$66,930,854

Financials (5.0%)
Banks (3.2%)
Bank of America Corp.	341,810	8,063,298
BB&T Corp.	8,619	385,269
Citigroup, Inc.	29,503	1,764,870
Citizens Financial Group, Inc.	5,438	187,883
Comerica, Inc.	1,921	131,742
Fifth Third Bancorp	8,027	203,886
Huntington Bancshares, Inc.	11,523	154,293
JPMorgan Chase & Co.	130,011	11,420,166
KeyCorp	11,480	204,115
M&T Bank Corp.	1,647	254,840
People’s United Financial, Inc.	3,579	65,138
PNC Financial Services Group, Inc. (The)‡	5,168	621,400
Regions Financial Corp.	12,646	183,746
SunTrust Banks, Inc.	5,214	288,334
US Bancorp	121,972	6,281,558
Wells Fargo & Co.	203,780	11,342,395
Zions Bancorp	2,164	90,888

		41,643,821

Capital Markets (0.5%)
Affiliated Managers Group, Inc.	606	99,348
Ameriprise Financial, Inc.	1,630	211,378
Bank of New York Mellon Corp. (The)	11,053	522,033
BlackRock, Inc.‡	1,292	495,495
CBOE Holdings, Inc.	970	78,638
Charles Schwab Corp. (The)	12,968	529,224
CME Group, Inc.	3,605	428,274
E*TRADE Financial Corp.*	2,904	101,321
Franklin Resources, Inc.	3,686	155,328
Goldman Sachs Group, Inc. (The)	3,955	908,543
Intercontinental Exchange, Inc.	6,328	378,857
Invesco Ltd.	4,304	131,831
Moody’s Corp.	1,767	197,975
Morgan Stanley	15,319	656,266
Nasdaq, Inc.	1,170	81,256
Northern Trust Corp.	2,334	202,078
Raymond James Financial, Inc.	1,361	103,790
S&P Global, Inc.	2,752	359,796
State Street Corp.	3,770	300,130
T Rowe Price Group, Inc.	2,586	176,236

		6,117,797

Consumer Finance (0.1%)
American Express Co.	8,059	637,547
Capital One Financial Corp.	5,123	443,959
Discover Financial Services	4,099	280,331
Navient Corp.	2,898	42,774
Synchrony Financial	8,149	279,511

		1,684,122

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	20,224	3,370,936
Leucadia National Corp.	3,297	85,722

		3,456,658

Insurance (0.9%)
Aflac, Inc.	4,244	307,350
Allstate Corp. (The)	3,912	318,789
American International Group, Inc.	9,910	618,681
Aon plc	2,795	331,738
Arthur J Gallagher & Co.	1,971	111,440
Assurant, Inc.	606	57,976
Chubb Ltd.	4,991	680,024
Cincinnati Financial Corp.	1,593	115,126
Hartford Financial Services Group, Inc. (The)	4,013	192,905
Lincoln National Corp.	2,428	158,913
Loews Corp.	2,935	137,270
Marsh & McLennan Cos., Inc.	5,477	404,695
MetLife, Inc.	114,308	6,037,749
Principal Financial Group, Inc.	2,842	179,359
Progressive Corp. (The)	6,164	241,505
Prudential Financial, Inc.	4,568	487,314
Torchmark Corp.	1,139	87,749
Travelers Cos., Inc. (The)	2,964	357,281
Unum Group	2,466	115,631
Willis Towers Watson plc	1,365	178,665
XL Group Ltd.	2,831	112,844

		11,233,004

Total Financials		64,135,402

Health Care (5.5%)
Biotechnology (0.5%)
AbbVie, Inc.	16,980	1,106,417
Alexion Pharmaceuticals, Inc.*	2,382	288,794
Amgen, Inc.	7,844	1,286,965
Biogen, Inc.*	2,288	625,585
Celgene Corp.*	8,288	1,031,276
Gilead Sciences, Inc.	13,899	944,020
Incyte Corp.*	1,902	254,240
Regeneron Pharmaceuticals, Inc.*	820	317,758
Vertex Pharmaceuticals, Inc.*	2,635	288,137

		6,143,192

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	18,428	818,387
Baxter International, Inc.	5,201	269,724
Becton Dickinson and Co.	2,255	413,657
Boston Scientific Corp.*	14,465	359,745
Cooper Cos., Inc. (The)	512	102,344
CR Bard, Inc.	754	187,399
Danaher Corp.	6,541	559,452
DENTSPLY SIRONA, Inc.	2,453	153,165
Edwards Lifesciences Corp.*	2,271	213,633
Hologic, Inc.*	2,955	125,735
IDEXX Laboratories, Inc.*	909	140,540
Intuitive Surgical, Inc.*	391	299,690
Medtronic plc	50,085	4,034,848
Stryker Corp.	3,301	434,577
Varian Medical Systems, Inc.*	987	89,945
Zimmer Biomet Holdings, Inc.	2,128	259,850

		8,462,691

Health Care Providers & Services (0.4%)
Aetna, Inc.	3,728	475,506
AmerisourceBergen Corp.	1,777	157,264
Anthem, Inc.	2,799	462,899
Cardinal Health, Inc.	3,321	270,828
Centene Corp.*	1,816	129,408
Cigna Corp.	2,727	399,478
DaVita, Inc.*	1,678	114,054
Envision Healthcare Corp.*	1,224	75,056
Express Scripts Holding Co.*	6,449	425,054
HCA Holdings, Inc.*	3,027	269,373
Henry Schein, Inc.*	855	145,324
Humana, Inc.	1,584	326,526
Laboratory Corp. of America Holdings*	1,088	156,095

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
McKesson Corp.	2,253	$334,030
Patterson Cos., Inc.(x)	921	41,657
Quest Diagnostics, Inc.	1,473	144,634
UnitedHealth Group, Inc.	10,150	1,664,701
Universal Health Services, Inc., Class B	947	117,854

		5,709,741

Health Care Technology (0.0%)
Cerner Corp.*	3,092	181,964

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	3,446	182,190
Illumina, Inc.*	1,560	266,198
Mettler-Toledo International, Inc.*	279	133,616
PerkinElmer, Inc.	1,247	72,401
Thermo Fisher Scientific, Inc.	4,155	638,208
Waters Corp.*	853	133,333

		1,425,946

Pharmaceuticals (3.8%)
Allergan plc	3,563	851,272
AstraZeneca plc	79,600	4,899,277
Bristol-Myers Squibb Co.	17,868	971,662
Eli Lilly & Co.	82,407	6,931,253
Johnson & Johnson	28,899	3,599,371
Mallinckrodt plc*	1,093	48,715
Merck & Co., Inc.	56,186	3,570,059
Mylan NV*	71,588	2,791,216
Perrigo Co. plc	1,519	100,846
Pfizer, Inc.	388,347	13,285,351
Roche Holding AG	15,000	3,830,679
Sanofi (ADR)	163,500	7,398,375
Zoetis, Inc.	5,246	279,979

		48,558,055

Total Health Care		70,481,589

Industrials (4.7%)
Aerospace & Defense (1.0%)
Arconic, Inc.	4,638	122,165
Boeing Co. (The)	6,060	1,071,772
General Dynamics Corp.	3,041	569,275
L3 Technologies, Inc.	821	135,703
Lockheed Martin Corp.	2,651	709,408
Northrop Grumman Corp.	1,845	438,815
Raytheon Co.	3,119	475,648
Rockwell Collins, Inc.	1,376	133,692
Textron, Inc.	2,870	136,583
TransDigm Group, Inc.	533	117,345
United Technologies Corp.	77,981	8,750,248

		12,660,654

Air Freight & Logistics (0.1%)
CEVA Holdings LLC*†	1,065	181,026
CH Robinson Worldwide, Inc.	1,504	116,244
Expeditors International of
Washington, Inc.(x)	1,845	104,224
FedEx Corp.	2,631	513,440
United Parcel Service, Inc., Class B	7,323	785,758

		1,700,692

Airlines (0.1%)
Alaska Air Group, Inc.	1,309	120,716
American Airlines Group, Inc.	5,346	226,136
Delta Air Lines, Inc.	7,822	359,499
Southwest Airlines Co.	6,539	351,536
United Continental Holdings, Inc.*	3,067	216,653

		1,274,540

Building Products (0.1%)
Allegion plc	1,004	76,003
Fortune Brands Home & Security, Inc.	1,603	97,542
Johnson Controls International plc	9,950	419,094
Masco Corp.	3,294	111,963

		704,602

Commercial Services & Supplies (0.4%)
Cintas Corp.	902	114,139
Republic Services, Inc.	82,456	5,179,061
Stericycle, Inc.*	858	71,120
Waste Management, Inc.	4,320	315,015

		5,679,335

Construction & Engineering (0.0%)
Fluor Corp.	1,464	77,036
Jacobs Engineering Group, Inc.	1,232	68,105
Quanta Services, Inc.*	1,509	55,999

		201,140

Electrical Equipment (0.1%)
Acuity Brands, Inc.	490	99,960
AMETEK, Inc.	2,458	132,929
Eaton Corp. plc	4,798	355,772
Emerson Electric Co.	6,939	415,368
Rockwell Automation, Inc.	1,362	212,077

		1,216,106

Industrial Conglomerates (1.5%)
3M Co.	6,347	1,214,371
General Electric Co.	563,924	16,804,935
Honeywell International, Inc.	8,096	1,010,948
Roper Technologies, Inc.	1,077	222,390

		19,252,644

Machinery (0.8%)
Caterpillar, Inc.	6,286	583,089
Cummins, Inc.	1,638	247,666
Deere & Co.	63,133	6,872,658
Dover Corp.	1,650	132,577
Flowserve Corp.	1,318	63,818
Fortive Corp.	3,195	192,403
Illinois Tool Works, Inc.	3,307	438,078
Ingersoll-Rand plc	2,744	223,142
PACCAR, Inc.	3,724	250,253
Parker-Hannifin Corp.	1,417	227,173
Pentair plc	1,765	110,807
Snap-on, Inc.	607	102,383
Stanley Black & Decker, Inc.	1,652	219,501
Xylem, Inc.	1,889	94,866

		9,758,414

Professional Services (0.1%)
Dun & Bradstreet Corp. (The)	353	38,103
Equifax, Inc.	1,272	173,933
Nielsen Holdings plc	3,569	147,435
Robert Half International, Inc.	1,369	66,848
Verisk Analytics, Inc.*	1,654	134,206

		560,525

Road & Rail (0.5%)
CSX Corp.	9,814	456,842
JB Hunt Transport Services, Inc.	917	84,125
Kansas City Southern	1,121	96,137
Norfolk Southern Corp.	3,101	347,219
Ryder System, Inc.	525	39,606

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Union Pacific Corp.	48,660	$5,154,067

		6,177,996

Trading Companies & Distributors (0.0%)
Fastenal Co.	3,068	158,002
United Rentals, Inc.*	895	111,920
WW Grainger, Inc.	582	135,466

		405,388

Total Industrials		59,592,036

Information Technology (5.3%)
Communications Equipment (0.2%)
Cisco Systems, Inc.	53,323	1,802,317
F5 Networks, Inc.*	694	98,944
Harris Corp.	1,316	146,431
Juniper Networks, Inc.	4,040	112,433
Motorola Solutions, Inc.	1,763	152,006

		2,312,131

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	3,277	233,224
Corning, Inc.	9,863	266,301
FLIR Systems, Inc.	1,433	51,989
TE Connectivity Ltd.	3,775	281,427

		832,941

Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	1,841	109,908
Alphabet, Inc., Class C*	6,308	5,290,558
eBay, Inc.*	10,763	361,314
Facebook, Inc., Class A*	25,069	3,561,051
VeriSign, Inc.(x)*	966	84,148
Yahoo!, Inc.*	9,325	432,773

		9,839,752

IT Services (0.6%)
Accenture plc, Class A	6,642	796,243
Alliance Data Systems Corp.	587	146,163
Automatic Data Processing, Inc.	4,793	490,755
Cognizant Technology Solutions Corp., Class A*	6,445	383,606
CSRA, Inc.	1,586	46,454
Fidelity National Information Services, Inc.	3,487	277,635
Fiserv, Inc.*	2,250	259,448
Global Payments, Inc.	1,633	131,750
International Business Machines Corp.	9,139	1,591,466
Mastercard, Inc., Class A	10,038	1,128,974
Paychex, Inc.	3,419	201,379
PayPal Holdings, Inc.*	11,921	512,841
Teradata Corp.(x)*	1,419	44,159
Total System Services, Inc.	1,752	93,662
Visa, Inc., Class A	19,766	1,756,604
Western Union Co. (The)	5,150	104,803

		7,965,942

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	8,215	119,528
Analog Devices, Inc.	43,866	3,594,819
Applied Materials, Inc.	11,482	446,650
Broadcom Ltd.	4,272	935,397
Intel Corp.	250,341	9,029,800
KLA-Tencor Corp.	1,661	157,911
Lam Research Corp.	1,730	222,063
Microchip Technology, Inc.	2,295	169,325
Micron Technology, Inc.*	10,965	316,888
NVIDIA Corp.	6,267	682,664
Qorvo, Inc.*	1,321	90,568
QUALCOMM, Inc.	15,800	905,972
Skyworks Solutions, Inc.	1,969	192,923
Texas Instruments, Inc.	10,697	861,750
Xilinx, Inc.	2,682	155,261

		17,881,519

Software (1.2%)
Activision Blizzard, Inc.	7,396	368,764
Adobe Systems, Inc.*	5,282	687,347
Autodesk, Inc.*	2,080	179,858
CA, Inc.	3,329	105,596
Citrix Systems, Inc.*	1,657	138,177
Electronic Arts, Inc.*	3,284	293,984
Intuit, Inc.	2,590	300,414
Microsoft Corp.	172,330	11,349,654
Oracle Corp.	31,989	1,427,029
Red Hat, Inc.*	1,908	165,042
salesforce.com, Inc.*	6,971	575,038
Symantec Corp.	6,622	203,163
Synopsys, Inc.*	1,607	115,913

		15,909,979

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	85,887	12,338,526
Hewlett Packard Enterprise Co.	17,697	419,419
HP, Inc.	17,802	318,300
NetApp, Inc.	2,925	122,411
Seagate Technology plc	3,129	143,715
Western Digital Corp.	3,118	257,329
Xerox Corp.	8,682	63,726

		13,663,426

Total Information Technology		68,405,690

Materials (3.0%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	2,309	312,385
Albemarle Corp.	1,191	125,817
BASF SE	82,000	8,128,419
CF Industries Holdings, Inc.(x)	2,476	72,671
Dow Chemical Co. (The)	258,712	16,438,560
Eastman Chemical Co.	1,559	125,967
Ecolab, Inc.	2,787	349,323
EI du Pont de Nemours & Co.	9,154	735,341
FMC Corp.	1,422	98,957
International Flavors & Fragrances, Inc.	844	111,855
LyondellBasell Industries NV, Class A	3,476	316,976
Monsanto Co.	4,653	526,720
Mosaic Co. (The)	3,720	108,550
PPG Industries, Inc.	2,737	287,604
Praxair, Inc.	3,032	359,595
Sherwin-Williams Co. (The)	859	266,453

		28,365,193

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	674	147,101
Vulcan Materials Co.	1,405	169,274

		316,375

Containers & Packaging (0.1%)
Avery Dennison Corp.	928	74,797
Ball Corp.	1,857	137,901
International Paper Co.	4,368	221,807
Sealed Air Corp.	2,051	89,382
WestRock Co.	2,667	138,764

		662,651

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (0.7%)
Freeport-McMoRan, Inc.*	14,156	$189,124
Newmont Mining Corp.	5,638	185,828
Nucor Corp.	3,383	202,033
Rio Tinto plc (ADR)(x)	222,000	9,030,960

		9,607,945

Total Materials		38,952,164

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Alexandria Real Estate Equities, Inc. (REIT)	946	104,552
American Tower Corp. (REIT)	4,579	556,532
Apartment Investment & Management Co. (REIT), Class A	1,650	73,178
AvalonBay Communities, Inc. (REIT)	1,459	267,872
Boston Properties, Inc. (REIT)	1,633	216,226
Crown Castle International Corp. (REIT)	3,831	361,838
Digital Realty Trust, Inc. (REIT)	1,688	179,586
Equinix, Inc. (REIT)	827	331,106
Equity Residential (REIT)	3,884	241,663
Essex Property Trust, Inc. (REIT)	696	161,145
Extra Space Storage, Inc. (REIT)	1,400	104,146
Federal Realty Investment Trust (REIT)	760	101,460
GGP, Inc. (REIT)*	6,203	143,786
HCP, Inc. (REIT)	4,967	155,368
Host Hotels & Resorts, Inc. (REIT)	7,859	146,649
Iron Mountain, Inc. (REIT)	2,603	92,849
Kimco Realty Corp. (REIT)	4,459	98,499
Macerich Co. (The) (REIT)	1,233	79,405
Mid-America Apartment Communities, Inc. (REIT)	1,206	122,698
Prologis, Inc. (REIT)	5,615	291,306
Public Storage (REIT)	1,584	346,753
Realty Income Corp. (REIT)	2,887	171,863
Regency Centers Corp. (REIT)	1,551	102,971
Simon Property Group, Inc. (REIT)	3,404	585,590
SL Green Realty Corp. (REIT)	1,076	114,723
UDR, Inc. (REIT)	2,805	101,709
Ventas, Inc. (REIT)	3,762	244,681
Vornado Realty Trust (REIT)	1,827	183,266
Welltower, Inc. (REIT)	3,851	272,728
Weyerhaeuser Co. (REIT)	7,946	270,005

		6,224,153

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,306	115,016

Total Real Estate		6,339,169

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	65,389	2,716,913
BCE, Inc.	50,000	2,213,783
CenturyLink, Inc.(x)	5,807	136,871
Level 3 Communications, Inc.*	3,097	177,210
Telstra Corp. Ltd.	800,000	2,848,192
Verizon Communications, Inc.	156,437	7,626,304

		15,719,273

Total Telecommunication Services		15,719,273

Utilities (3.1%)
Electric Utilities (2.0%)
Alliant Energy Corp.	2,379	94,232
American Electric Power Co., Inc.	5,223	350,620
Duke Energy Corp.	68,445	5,613,174
Edison International	3,461	275,530
Entergy Corp.	1,903	144,552
Eversource Energy	3,370	198,089
Exelon Corp.	9,808	352,892
FirstEnergy Corp.	4,733	150,604
NextEra Energy, Inc.	18,464	2,370,224
PG&E Corp.	108,572	7,204,838
Pinnacle West Capital Corp.	1,182	98,555
PPL Corp.	52,219	1,952,468
Southern Co. (The)	70,551	3,512,029
Xcel Energy, Inc.	65,396	2,906,852

		25,224,659

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	6,697	74,873
NRG Energy, Inc.	3,209	60,008

		134,881

Multi-Utilities (1.1%)
Ameren Corp.	2,577	140,679
CenterPoint Energy, Inc.	4,575	126,133
CMS Energy Corp.	2,965	132,654
Consolidated Edison, Inc.	3,237	251,385
Dominion Resources, Inc.	91,743	7,116,505
DTE Energy Co.	1,906	194,622
NiSource, Inc.	3,361	79,958
Public Service Enterprise Group, Inc.	45,374	2,012,337
SCANA Corp.	1,549	101,227
Sempra Energy	35,656	3,939,988
WEC Energy Group, Inc.	3,353	203,292

		14,298,780

Water Utilities (0.0%)
American Water Works Co., Inc.	1,891	147,063

Total Utilities		39,805,383

Total Common Stocks (41.0%) (Cost $346,536,114)		526,727,820

SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	16,772,927	16,777,958

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.9%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $3,000,198, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $3,060,002.(xx)	$3,000,000	3,000,000

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $2,000,158, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $2,040,004.(xx)	$2,000,000	$2,000,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $8,600,932, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $9,442,684.(xx)	8,600,000	8,600,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $895,507, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $913,356.(xx)	895,447	895,447
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $2,100,189, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $2,143,294.(xx)	2,100,000	2,100,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $2,200,152, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $2,245,355.(xx)	2,200,000	2,200,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $1,500,106, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $1,530,109.(xx)	1,500,000	1,500,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $3,000,323, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $3,060,495.(xx)	3,000,000	3,000,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $5,000,817, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $5,100,693.(xx)	5,000,000	5,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $3,000,245, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $3,060,250.(xx)	3,000,000	3,000,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $3,000,190, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $3,060,003.(xx)	3,000,000	3,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $3,000,473, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $3,060,000.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		37,295,447

Total Short-Term Investments (4.2%) (Cost $54,074,636)		54,073,405

Total Investments (88.7%) (Cost 945,033,597)		1,140,245,176
Other Assets Less Liabilities (11.3%)		145,027,501

Net Assets (100%)		$1,285,272,677

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

*	Non-income producing.

†	Securities (totaling $489,442 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $107,259,918 or 8.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2017, the market value of these securities amounted to $9,328,235 or 0.7% of net assets.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2017.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $39,544,480. This was secured by collateral of $37,295,447 which was received as cash and subsequently invested in short-term investments currently valued at $37,295,447, as reported in the Portfolio of Investments, and $3,194,132 collateralized by various U.S. Government Treasury Securities, ranging from 1.375% - 1.750%, maturing 10/31/20-4/30/23.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2017.

Glossary:

ADR — American Depositary Receipt

AGM — Insured by Assured Guaranty Municipal Corp.

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

PIK — Payment-in Kind Security

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$522,481	$—	$16,417	$495,495	$3,230	$14,224
PNC Financial Services Group, Inc. (The)	645,970	—	15,401	621,400	3,038	26,462

	$1,168,451	$—	$31,818	$1,116,895	$6,268	$40,686

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	965	June-17	$113,993,575	$113,831,400	$(162,175)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$161,354	$—	$161,354
Common Stocks
Consumer Discretionary	46,417,088	3,691,128	—	50,108,216
Consumer Staples	46,258,044	—	—	46,258,044
Energy	66,930,854	—	—	66,930,854
Financials	64,135,402	—	—	64,135,402
Health Care	61,751,633	8,729,956	—	70,481,589
Industrials	59,411,010	—	181,026	59,592,036
Information Technology	68,405,690	—	—	68,405,690
Materials	30,823,745	8,128,419	—	38,952,164
Real Estate	6,339,169	—	—	6,339,169
Telecommunication Services	12,871,081	2,848,192	—	15,719,273
Utilities	39,805,383	—	—	39,805,383
Convertible Bonds
Energy	—	4,110,000	—	4,110,000
Health Care	—	6,203,975	—	6,203,975
Convertible Preferred Stocks
Financials	3,100,000	—	—	3,100,000
Health Care	2,853,560	—	—	2,853,560
Industrials	—	—	9,223	9,223
Utilities	4,885,130	—	—	4,885,130
Corporate Bonds
Consumer Discretionary	—	40,039,252	—	40,039,252
Consumer Staples	—	9,933,037	—	9,933,037
Energy	—	46,035,028	—	46,035,028
Financials	—	66,202,938	—	66,202,938
Health Care	—	41,075,131	—	41,075,131
Industrials	—	14,821,593	—	14,821,593
Information Technology	—	23,736,094	—	23,736,094
Materials	—	19,007,543	—	19,007,543
Real Estate	—	5,668,096	—	5,668,096
Telecommunication Services	—	30,894,296	—	30,894,296
Utilities	—	27,182,475	—	27,182,475
Foreign Government Securities	—	10,342,194	—	10,342,194
Loan Participations
Consumer Discretionary	—	7,071,389	—	7,071,389
Energy	—	2,650,000	—	2,650,000
Financials	—	1,981,790	—	1,981,790
Health Care	—	3,551,674	—	3,551,674
Industrials	—	1,171,367	—	1,171,367
Municipal Bonds	—	251,489	—	251,489

See Notes to Portfolio of Investments.

22

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AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Preferred Stocks
Consumer Discretionary	$—	$—	$—	(a)	$— (a)
Financials	464,799	—	—		464,799
Industrials	—	—	299,193		299,193
Short-Term Investments
Investment Companies	16,777,958	—	—		16,777,958
Repurchase Agreements	—	37,295,447	—		37,295,447
Supranational	—	9,082,665	—		9,082,665
U.S. Government Agency Securities	—	9,392,725	—		9,392,725
U.S. Treasury Obligations	—	167,265,941	—		167,265,941

Total Assets	$531,230,546	$608,525,188	$489,442		$1,140,245,176

Liabilities:
Futures	$(162,175)	$—	$—		$(162,175)

Total Liabilities	$(162,175)	$—	$—		$(162,175)

Total	$531,068,371	$608,525,188	$489,442		$1,140,083,001

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$215,200,124
Aggregate gross unrealized depreciation	(20,519,534)

Net unrealized appreciation	$194,680,590

Federal income tax cost of investments	$945,564,586

See Notes to Portfolio of Investments.

23

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.3%)
Auto Components (1.4%)
American Axle & Manufacturing Holdings, Inc.*	4,807	$90,275
Cooper Tire & Rubber Co.	3,399	150,746
Cooper-Standard Holdings, Inc.*	899	99,726
Dana, Inc.	9,088	175,489
Dorman Products, Inc.*	1,640	134,693
Fox Factory Holding Corp.*	1,414	40,582
Gentex Corp.	46,900	1,000,377
Gentherm, Inc.*	2,286	89,726
Horizon Global Corp.*	1,283	17,808
LCI Industries	20,195	2,015,462
Metaldyne Performance Group, Inc.	949	21,685
Modine Manufacturing Co.*	3,064	37,381
Motorcar Parts of America, Inc.*	1,166	35,831
Spartan Motors, Inc.	2,032	16,256
Standard Motor Products, Inc.	1,365	67,076
Stoneridge, Inc.*	1,780	32,289
Strattec Security Corp.	218	6,060
Superior Industries International, Inc.	1,594	40,408
Tenneco, Inc.	3,282	204,862
Tower International, Inc.	1,295	35,095
Unique Fabricating, Inc.	389	4,680
Workhorse Group, Inc.(x)*	706	1,857

		4,318,364

Automobiles (0.6%)
Thor Industries, Inc.	17,100	1,643,823
Winnebago Industries, Inc.(x)	11,575	338,569

		1,982,392

Distributors (0.0%)
Core-Mark Holding Co., Inc.	2,880	89,827
Weyco Group, Inc.	441	12,383

		102,210

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	959	21,961
Ascent Capital Group, Inc., Class A*	660	9,326
Bridgepoint Education, Inc.*	1,162	12,399
Bright Horizons Family Solutions, Inc.*	2,758	199,926
Cambium Learning Group, Inc.*	911	4,464
Capella Education Co.	725	61,643
Career Education Corp.*	4,019	34,965
Carriage Services, Inc.	946	25,656
Chegg, Inc.(x)*	4,945	41,736
Collectors Universe, Inc.	507	13,233
DeVry Education Group, Inc.	3,914	138,751
Grand Canyon Education, Inc.*	2,727	195,280
Houghton Mifflin Harcourt Co.*	7,913	80,317
K12, Inc.*	2,171	41,575
Laureate Education, Inc., Class A*	1,814	25,886
Liberty Tax, Inc.	392	5,586
Regis Corp.*	2,342	27,448
Sotheby’s*	3,088	140,442
Strayer Education, Inc.	665	53,526
Weight Watchers International, Inc.(x)*	1,787	27,824

		1,161,944

Hotels, Restaurants & Leisure (1.4%)
Belmond Ltd., Class A*	5,394	65,267
Biglari Holdings, Inc.*	67	28,943
BJ’s Restaurants, Inc.*	1,202	48,561
Bloomin’ Brands, Inc.	6,492	128,087
Bob Evans Farms, Inc.	1,262	81,866
Bojangles’, Inc.*	591	12,116
Boyd Gaming Corp.*	5,291	116,455
Brinker International, Inc.(x)	12,800	562,687
Buffalo Wild Wings, Inc.*	1,068	163,137
Caesars Acquisition Co., Class A*	2,967	45,692
Caesars Entertainment Corp.(x)*	3,618	34,552
Carrols Restaurant Group, Inc.*	2,289	32,389
Century Casinos, Inc.*	1,315	9,941
Cheesecake Factory, Inc. (The)	2,755	174,557
Churchill Downs, Inc.	844	134,069
Chuy’s Holdings, Inc.*	1,067	31,797
ClubCorp Holdings, Inc.	4,095	65,725
Cracker Barrel Old Country Store, Inc.(x)	1,181	188,073
Dave & Buster’s Entertainment, Inc.*	2,354	143,806
Del Frisco’s Restaurant Group, Inc.*	1,485	26,804
Del Taco Restaurants, Inc.*	1,435	19,028
Denny’s Corp.*	4,175	51,645
DineEquity, Inc.	1,130	61,495
El Pollo Loco Holdings, Inc.(x)*	1,270	15,177
Eldorado Resorts, Inc.*	1,814	34,330
Empire Resorts, Inc.(x)*	191	4,632
Fiesta Restaurant Group, Inc.*	1,735	41,987
Fogo De Chao, Inc.*	308	5,005
Golden Entertainment, Inc.	665	8,798
Habit Restaurants, Inc. (The), Class A(x)*	804	14,231
ILG, Inc.	6,844	143,450
International Speedway Corp., Class A	1,710	63,185
Intrawest Resorts Holdings, Inc.*	1,007	25,185
Isle of Capri Casinos, Inc.*	1,601	42,202
J Alexander’s Holdings, Inc.*	977	9,819
Jack in the Box, Inc.	2,059	209,440
Jamba, Inc.(x)*	640	5,792
Kona Grill, Inc.(x)*	580	3,654
La Quinta Holdings, Inc.*	5,343	72,237
Lindblad Expeditions Holdings, Inc.*	913	8,180
Luby’s, Inc.*	1,193	3,710
Marcus Corp. (The)	1,169	37,525
Marriott Vacations Worldwide Corp.	1,402	140,102
Monarch Casino & Resort, Inc.*	642	18,965
Nathan’s Famous, Inc.*	191	11,966
Noodles & Co.(x)*	699	4,019
Papa John’s International, Inc.	1,715	137,269
Penn National Gaming, Inc.*	4,693	86,492
Pinnacle Entertainment, Inc.*	3,403	66,427
Planet Fitness, Inc., Class A	1,420	27,363
Potbelly Corp.*	1,493	20,753
Red Lion Hotels Corp.*	845	5,957
Red Robin Gourmet Burgers, Inc.*	790	46,176
Red Rock Resorts, Inc., Class A	1,923	42,652
Ruby Tuesday, Inc.*	3,959	11,125
Ruth’s Hospitality Group, Inc.	1,695	33,985
Scientific Games Corp., Class A*	3,294	77,903
SeaWorld Entertainment, Inc.	4,213	76,972
Shake Shack, Inc., Class A(x)*	1,003	33,500
Sonic Corp.	2,780	70,501
Speedway Motorsports, Inc.	807	15,204
Texas Roadhouse, Inc.	4,119	183,419
Wingstop, Inc.	999	28,252
Zoe’s Kitchen, Inc.(x)*	1,229	22,737

		4,136,970

Household Durables (1.3%)
AV Homes, Inc.*	865	14,229
Bassett Furniture Industries, Inc.	677	18,211
Beazer Homes USA, Inc.*	1,958	23,751
Cavco Industries, Inc.*	547	63,671
Century Communities, Inc.*	980	24,892

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CSS Industries, Inc.	591	$15,319
Ethan Allen Interiors, Inc.	1,582	48,488
Flexsteel Industries, Inc.	396	19,958
GoPro, Inc., Class A(x)*	6,437	56,002
Green Brick Partners, Inc.*	1,435	14,278
Helen of Troy Ltd.*	1,766	166,357
Hooker Furniture Corp.	21,443	665,805
Hovnanian Enterprises, Inc., Class A*	8,604	19,531
Installed Building Products, Inc.*	1,297	68,417
iRobot Corp.*	1,714	113,364
KB Home(x)	5,350	106,358
La-Z-Boy, Inc.	29,142	786,834
LGI Homes, Inc.(x)*	997	33,808
Libbey, Inc.	1,456	21,228
Lifetime Brands, Inc.	653	13,125
M/I Homes, Inc.(x)*	41,424	1,014,889
MDC Holdings, Inc.	2,589	77,799
Meritage Homes Corp.*	2,369	87,179
NACCO Industries, Inc., Class A	221	15,426
New Home Co., Inc. (The)*	641	6,705
Taylor Morrison Home Corp., Class A*	2,146	45,753
TopBuild Corp.*	2,470	116,090
TRI Pointe Group, Inc.*	9,282	116,396
UCP, Inc., Class A*	479	4,862
Universal Electronics, Inc.*	887	60,760
William Lyon Homes, Class A(x)*	1,532	31,590
ZAGG, Inc.*	1,821	13,111

		3,884,186

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	1,535	15,657
Duluth Holdings, Inc., Class B*	607	12,923
Etsy, Inc.*	6,686	71,072
FTD Cos., Inc.*	985	19,838
Gaia, Inc.*	455	4,527
HSN, Inc.	1,929	71,566
Lands’ End, Inc.(x)*	915	19,627
Liberty TripAdvisor Holdings, Inc., Class A*	4,573	64,479
Nutrisystem, Inc.	1,784	99,012
Overstock.com, Inc.*	751	12,917
PetMed Express, Inc.(x)	1,284	25,860
Shutterfly, Inc.*	2,133	103,003
Wayfair, Inc., Class A(x)*	2,023	81,911

		602,392

Leisure Products (0.7%)
Acushnet Holdings Corp.*	1,069	18,472
American Outdoor Brands Corp.(x)*	3,509	69,513
BRP, Inc.*	81,200	1,911,163
Callaway Golf Co.	5,997	66,387
Escalade, Inc.	668	8,617
JAKKS Pacific, Inc.*	940	5,170
Johnson Outdoors, Inc., Class A	334	12,191
Malibu Boats, Inc., Class A*	1,146	25,728
Marine Products Corp.	412	4,478
MCBC Holdings, Inc.	407	6,581
Nautilus, Inc.*	1,939	35,387
Sturm Ruger & Co., Inc.(x)	1,178	63,082

		2,226,769

Media (0.6%)
AMC Entertainment Holdings, Inc., Class A	3,369	105,955
Central European Media Enterprises Ltd., Class A(x)*	5,269	16,334
Daily Journal Corp.(x)*	77	16,500
Entercom Communications Corp., Class A	1,578	22,565
Entravision Communications Corp., Class A	4,130	25,606
Eros International plc(x)*	1,794	18,478
EW Scripps Co. (The), Class A*	3,789	88,814
Gannett Co., Inc.	7,507	62,909
Global Eagle Entertainment, Inc.*	3,029	9,663
Gray Television, Inc.*	4,093	59,349
Hemisphere Media Group, Inc.*	435	5,111
IMAX Corp.*	3,752	127,568
Liberty Media Corp-Liberty Braves, Class A*	566	13,550
Liberty Media Corp-Liberty Braves, Class C*	2,005	47,418
Liberty Media Corp-Liberty Formula One, Class A*	1,459	47,709
Liberty Media Corp-Liberty Formula One, Class C*	2,960	101,084
Loral Space & Communications, Inc.*	765	30,141
MDC Partners, Inc., Class A	3,284	30,870
Meredith Corp.	2,402	155,169
MSG Networks, Inc., Class A*	3,787	88,426
National CineMedia, Inc.	3,970	50,141
New Media Investment Group, Inc.	2,507	35,624
New York Times Co. (The), Class A	7,987	115,013
Nexstar Media Group, Inc., Class A	2,740	192,212
Radio One, Inc., Class D*	1,501	4,953
Reading International, Inc., Class A*	1,155	17,949
Saga Communications, Inc., Class A	239	12,201
Salem Media Group, Inc.	656	4,887
Scholastic Corp.	1,723	73,348
Sinclair Broadcast Group, Inc., Class A	4,454	180,387
Time, Inc.	6,542	126,588
Townsquare Media, Inc., Class A*	527	6,419
tronc, Inc.(x)*	1,528	21,270
World Wrestling Entertainment, Inc., Class A	2,302	51,150

		1,965,361

Multiline Retail (0.1%)
Big Lots, Inc.	2,776	135,135
Fred’s, Inc., Class A(x)	2,258	29,580
Ollie’s Bargain Outlet Holdings, Inc.*	1,295	43,383
Sears Holdings Corp.(x)*	698	8,020
Tuesday Morning Corp.*	2,742	10,283

		226,401

Specialty Retail (1.3%)
Aaron’s, Inc.	4,110	122,231
Abercrombie & Fitch Co., Class A	4,333	51,693
American Eagle Outfitters, Inc.	10,492	147,203
America’s Car-Mart, Inc.*	533	19,428
Asbury Automotive Group, Inc.*	1,280	76,928
Ascena Retail Group, Inc.(x)*	10,864	46,281
At Home Group, Inc.(x)*	528	8,004
Barnes & Noble Education, Inc.*	2,531	24,272
Barnes & Noble, Inc.	4,013	37,120
Big 5 Sporting Goods Corp.	1,115	16,837
Boot Barn Holdings, Inc.(x)*	844	8,347
Buckle, Inc. (The)(x)	1,821	33,871
Build-A-Bear Workshop, Inc.*	803	7,107
Caleres, Inc.	39,284	1,037,883
Camping World Holdings, Inc., Class A(x)	621	20,021
Cato Corp. (The), Class A	1,625	35,685

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Chico’s FAS, Inc.	8,197	$116,397
Children’s Place, Inc. (The)	1,170	140,459
Citi Trends, Inc.	999	16,983
Conn’s, Inc.(x)*	1,238	10,833
Container Store Group, Inc. (The)*	1,134	4,797
Destination XL Group, Inc.*	2,166	6,173
DSW, Inc., Class A	4,197	86,794
Express, Inc.*	4,766	43,418
Finish Line, Inc. (The), Class A(x)	22,954	326,635
Five Below, Inc.*	3,389	146,778
Francesca’s Holdings Corp.*	2,413	37,040
Genesco, Inc.*	1,280	70,976
GNC Holdings, Inc., Class A(x)	4,386	32,281
Group 1 Automotive, Inc.	1,293	95,785
Guess?, Inc.	3,913	43,630
Haverty Furniture Cos., Inc.	1,167	28,416
Hibbett Sports, Inc.*	1,424	42,008
Kirkland’s, Inc.*	868	10,763
Lithia Motors, Inc., Class A	1,481	126,848
Lumber Liquidators Holdings, Inc.(x)*	1,764	37,026
MarineMax, Inc.*	1,507	32,627
Monro Muffler Brake, Inc.	1,988	103,575
Office Depot, Inc.	31,336	146,182
Party City Holdco, Inc.*	1,637	23,000
Pier 1 Imports, Inc.	5,309	38,012
Rent-A-Center, Inc.(x)	3,284	29,129
RH(x)*	2,473	114,401
Sears Hometown and Outlet Stores, Inc.(x)*	625	2,438
Select Comfort Corp.*	2,584	64,057
Shoe Carnival, Inc.	830	20,393
Sonic Automotive, Inc., Class A	1,794	35,970
Sportsman’s Warehouse Holdings, Inc.(x)*	1,643	7,854
Stage Stores, Inc.(x)	1,338	3,465
Stein Mart, Inc.(x)	1,927	5,800
Tailored Brands, Inc.	3,094	46,224
Tile Shop Holdings, Inc.	2,075	39,944
Tilly’s, Inc., Class A	807	7,279
Vitamin Shoppe, Inc.*	1,545	31,132
West Marine, Inc.*	1,216	11,601
Winmark Corp.	138	15,594
Zumiez, Inc.*	1,131	20,697

		3,916,325

Textiles, Apparel & Luxury Goods (0.3%)
Columbia Sportswear Co.	1,678	98,583
Crocs, Inc.*	4,680	33,088
Culp, Inc.	677	21,122
Deckers Outdoor Corp.*	2,035	121,551
Delta Apparel, Inc.*	443	7,810
Fossil Group, Inc.(x)*	2,676	46,696
G-III Apparel Group Ltd.*	2,744	60,066
Iconix Brand Group, Inc.*	2,725	20,492
Movado Group, Inc.	1,036	25,848
Oxford Industries, Inc.	967	55,370
Perry Ellis International, Inc.*	781	16,776
Sequential Brands Group, Inc.(x)*	2,486	9,671
Steven Madden Ltd.*	3,864	148,956
Superior Uniform Group, Inc.	505	9,393
Unifi, Inc.*	976	27,709
Vera Bradley, Inc.*	1,302	12,122
Vince Holding Corp.(x)*	1,414	2,192
Wolverine World Wide, Inc.	6,082	151,867

		869,312

Total Consumer Discretionary		25,392,626

Consumer Staples (3.2%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	565	81,726
Coca-Cola Bottling Co. Consolidated	304	62,630
Craft Brew Alliance, Inc.*	776	10,360
MGP Ingredients, Inc.(x)	799	43,330
National Beverage Corp.	750	63,398
Primo Water Corp.*	1,317	17,885

		279,329

Food & Staples Retailing (0.2%)
Andersons, Inc. (The)	1,718	65,112
Chefs’ Warehouse, Inc. (The)*	1,186	16,485
Ingles Markets, Inc., Class A	884	38,145
Natural Grocers by Vitamin Cottage, Inc.*	543	5,642
Performance Food Group Co.*	2,388	56,834
PriceSmart, Inc.	1,248	115,066
Smart & Final Stores, Inc.*	1,559	18,864
SpartanNash Co.	2,289	80,092
SUPERVALU, Inc.*	16,739	64,613
United Natural Foods, Inc.*	3,108	134,358
Village Super Market, Inc., Class A	503	13,330
Weis Markets, Inc.	615	36,685

		645,226

Food Products (2.6%)
AdvancePierre Foods Holdings, Inc.	1,371	42,734
AGT Food & Ingredients, Inc.	7,800	182,881
Alico, Inc.	269	7,102
Amplify Snack Brands, Inc.(x)*	1,866	15,674
B&G Foods, Inc.(x)	4,115	165,629
Calavo Growers, Inc.	988	59,873
Cal-Maine Foods, Inc.(x)	1,942	71,466
Dairy Crest Group plc	81,000	561,719
Darling Ingredients, Inc.*	10,417	151,255
Dean Foods Co.	5,756	113,163
Farmer Brothers Co.*	521	18,417
Fresh Del Monte Produce, Inc.	2,024	119,882
Freshpet, Inc.(x)*	1,450	15,950
GrainCorp Ltd., Class A	47,000	326,404
Inventure Foods, Inc.(x)*	1,372	6,064
J&J Snack Foods Corp.	910	123,360
John B Sanfilippo & Son, Inc.	554	40,547
Lancaster Colony Corp.	1,176	151,516
Landec Corp.*	88,823	1,065,876
Lifeway Foods, Inc.*	327	3,509
Limoneira Co.	791	16,540
Maple Leaf Foods, Inc.	169,800	4,121,625
Omega Protein Corp.	1,387	27,809
Sanderson Farms, Inc.(x)	1,255	130,319
Seaboard Corp.	16	66,711
Seneca Foods Corp., Class A*	374	13,501
Snyder’s-Lance, Inc.	5,036	203,001
Tootsie Roll Industries, Inc.(x)	1,136	42,433

		7,864,960

Household Products (0.1%)
Central Garden & Pet Co.*	599	22,205
Central Garden & Pet Co., Class A*	2,185	75,863
HRG Group, Inc.*	7,236	139,799
Oil-Dri Corp. of America	329	12,262
Orchids Paper Products Co.(x)	592	14,208
WD-40 Co.	847	92,281

		356,618

Personal Products (0.1%)
Avon Products, Inc.*	28,072	123,516
elf Beauty, Inc.(x)*	444	12,787
Inter Parfums, Inc.	1,104	40,351

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Lifevantage Corp.(x)*	868	$4,661
Medifast, Inc.	724	32,124
Natural Health Trends Corp.(x)	440	12,716
Nature’s Sunshine Products, Inc.	705	7,050
Nutraceutical International Corp.	518	16,136
Revlon, Inc., Class A*	743	20,693
Synutra International, Inc.*	1,505	8,955
USANA Health Sciences, Inc.*	652	37,555

		316,544

Tobacco (0.1%)
Alliance One International, Inc.*	510	6,554
Turning Point Brands, Inc.*	363	5,663
Universal Corp.	1,476	104,427
Vector Group Ltd.(x)	5,938	123,510

		240,154

Total Consumer Staples		9,702,831

Energy (3.9%)
Energy Equipment & Services (2.5%)
Archrock, Inc.	4,415	54,746
Atwood Oceanics, Inc.*	4,353	41,484
Bristow Group, Inc.	2,283	34,724
CARBO Ceramics, Inc.(x)*	1,258	16,404
Dawson Geophysical Co.*	1,228	6,828
Era Group, Inc.*	1,246	16,522
Exterran Corp.*	2,132	67,051
Fairmount Santrol Holdings, Inc.(x)*	5,560	40,755
Forum Energy Technologies, Inc.*	3,830	79,281
Geospace Technologies Corp.*	814	13,211
Helix Energy Solutions Group, Inc.*	89,750	697,358
Hornbeck Offshore Services, Inc.(x)*	2,113	9,361
Hunting plc	204,500	1,447,632
Independence Contract Drilling, Inc.*	1,840	10,138
Keane Group, Inc.*	1,914	27,370
Mammoth Energy Services, Inc.*	436	9,378
Matrix Service Co.*	1,756	28,974
McDermott International, Inc.*	15,440	104,220
Natural Gas Services Group, Inc.*	15,681	408,490
Newpark Resources, Inc.*	5,041	40,832
Oil States International, Inc.*	60,974	2,021,287
Parker Drilling Co.*	7,855	13,746
PHI, Inc. (Non-Voting)*	768	9,201
Pioneer Energy Services Corp.*	4,456	17,824
RigNet, Inc.*	828	17,761
Rowan Cos., plc, Class A*	35,400	551,532
SEACOR Holdings, Inc.*	1,019	70,505
Seadrill Ltd.(x)*	24,107	39,777
Smart Sand, Inc.*	603	9,799
Tesco Corp.*	2,682	21,590
TETRA Technologies, Inc.*	6,540	26,618
Tidewater, Inc.(x)*	3,032	3,487
Unit Corp.*	61,216	1,478,979
US Silica Holdings, Inc.	4,646	222,962
Willbros Group, Inc.*	2,656	7,277

		7,667,104

Oil, Gas & Consumable Fuels (1.4%)
Abraxas Petroleum Corp.*	9,588	19,368
Adams Resources & Energy, Inc.	144	5,378
Alon USA Energy, Inc.	2,058	25,087
Ardmore Shipping Corp.	1,988	16,003
Bill Barrett Corp.*	3,653	16,621
California Resources Corp.(x)*	2,012	30,260
Callon Petroleum Co.*	11,696	153,919
Carrizo Oil & Gas, Inc.*	3,855	110,484
Clayton Williams Energy, Inc.*	378	49,926
Clean Energy Fuels Corp.*	5,519	14,073
Cobalt International Energy, Inc.(x)*	25,841	13,784
Contango Oil & Gas Co.*	1,188	8,696
CVR Energy, Inc.(x)	997	20,020
Delek US Holdings, Inc.	3,921	95,163
Denbury Resources, Inc.*	22,404	57,802
DHT Holdings, Inc.	5,648	25,247
Dorian LPG Ltd.*	1,754	18,470
Earthstone Energy, Inc.*	74	944
Eclipse Resources Corp.*	3,333	8,466
Energen Corp.*	29,200	1,589,649
EP Energy Corp., Class A(x)*	2,429	11,538
Erin Energy Corp.*	923	2,215
Evolution Petroleum Corp.	1,671	13,368
EXCO Resources, Inc.(x)*	8,905	5,520
Frontline Ltd.(x)	4,121	27,776
GasLog Ltd.	2,711	41,614
Gener8 Maritime, Inc.*	2,466	13,982
Golar LNG Ltd.	5,807	162,190
Green Plains, Inc.	2,309	57,148
International Seaways, Inc.*	763	14,589
Isramco, Inc.*	62	7,263
Jagged Peak Energy, Inc.*	1,921	25,050
Jones Energy, Inc., Class A(x)*	3,700	9,436
Matador Resources Co.*	5,529	131,535
Navios Maritime Acquisition Corp.	5,164	8,882
Nordic American Tankers Ltd.(x)	5,653	46,242
Northern Oil and Gas, Inc.(x)*	2,991	7,777
Oasis Petroleum, Inc.*	14,757	210,435
Overseas Shipholding Group, Inc., Class A*	2,291	8,843
Pacific Ethanol, Inc.*	1,611	11,035
Panhandle Oil and Gas, Inc., Class A	876	16,819
Par Pacific Holdings, Inc.(x)*	1,941	32,007
PDC Energy, Inc.*	3,502	218,350
Renewable Energy Group, Inc.*	2,135	22,311
REX American Resources Corp.*	352	31,852
Ring Energy, Inc.*	2,547	27,559
RSP Permian, Inc.*	6,215	257,487
Sanchez Energy Corp.*	3,410	32,531
Scorpio Tankers, Inc.	10,455	46,420
SemGroup Corp., Class A	4,188	150,768
Ship Finance International Ltd.(x)	3,729	54,816
SRC ENERGY, Inc.(x)*	11,902	100,453
Teekay Corp.	2,759	25,245
Teekay Tankers Ltd., Class A	7,349	15,065
W&T Offshore, Inc.*	2,554	7,075
Western Refining, Inc.	5,030	176,402
Westmoreland Coal Co.*	1,259	18,281
WildHorse Resource Development Corp.*	1,176	14,629

		4,343,868

Total Energy		12,010,972

Financials (17.8%)
Banks (10.4%)
1st Source Corp.	968	45,448
Access National Corp.(x)	11,392	341,988
ACNB Corp.	360	10,386
Allegiance Bancshares, Inc.*	687	25,556
American National Bankshares, Inc.	594	22,127
Ameris Bancorp	2,176	100,314
Ames National Corp.	601	18,391
Arrow Financial Corp.	773	26,205
Atlantic Capital Bancshares, Inc.*	1,074	20,352
Banc of California, Inc.(x)	3,211	66,468
BancFirst Corp.	466	41,893

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Latinoamericano de Comercio Exterior SA, Class E	1,939	$53,788
Bancorp, Inc. (The)*	3,183	16,233
BancorpSouth, Inc.	5,549	167,857
Bank of Marin Bancorp	374	24,067
Bank of NT Butterfield & Son Ltd. (The)	422	13,466
Bank of the Ozarks, Inc.	5,632	292,920
Bankwell Financial Group, Inc.	355	12,208
Banner Corp.	1,912	106,384
Bar Harbor Bankshares	924	30,566
Berkshire Hills Bancorp, Inc.	1,921	69,252
Blue Hills Bancorp, Inc.	1,605	28,649
BNC Bancorp	74,911	2,625,630
Boston Private Financial Holdings, Inc.	5,072	83,181
Bridge Bancorp, Inc.	1,060	37,100
Brookline Bancorp, Inc.	4,513	70,628
Bryn Mawr Bank Corp.	7,452	294,354
BSB Bancorp, Inc.*	516	14,577
C&F Financial Corp.	197	9,121
Camden National Corp.	964	42,455
Capital Bank Financial Corp., Class A	1,544	67,010
Capital City Bank Group, Inc.	769	16,449
Cardinal Financial Corp.	1,939	58,054
Carolina Financial Corp.	636	19,080
Cascade Bancorp*	2,034	15,682
Cathay General Bancorp	4,758	179,281
CenterState Banks, Inc.	2,957	76,586
Central Pacific Financial Corp.	1,917	58,545
Central Valley Community Bancorp	526	10,783
Century Bancorp, Inc., Class A	234	14,233
Chemical Financial Corp.	67,163	3,435,386
Chemung Financial Corp.	185	7,308
Citizens & Northern Corp.	825	19,206
City Holding Co.	943	60,805
CNB Financial Corp.	900	21,501
CoBiz Financial, Inc.	2,366	39,749
Codorus Valley Bancorp, Inc.(x)	488	12,644
Columbia Banking System, Inc.	76,063	2,965,695
Community Bank System, Inc.	2,752	151,305
Community Trust Bancorp, Inc.	1,012	46,299
ConnectOne Bancorp, Inc.	1,797	43,577
County Bancorp, Inc.	279	8,108
CU Bancorp*	952	37,747
Customers Bancorp, Inc.*	1,621	51,110
CVB Financial Corp.	6,490	143,364
Eagle Bancorp, Inc.*	1,960	117,012
Enterprise Bancorp, Inc.	546	18,979
Enterprise Financial Services Corp.	1,205	51,092
Equity Bancshares, Inc., Class A*	306	9,722
Farmers Capital Bank Corp.	524	21,170
Farmers National Banc Corp.	1,486	21,324
FB Financial Corp.*	301	10,643
FCB Financial Holdings, Inc., Class A*	1,921	95,186
Fidelity Southern Corp.	1,309	29,295
Financial Institutions, Inc.	903	29,754
First Bancorp	1,245	36,466
First BanCorp*	7,608	42,985
First Bancorp, Inc.	718	19,566
First Busey Corp.	1,986	58,388
First Business Financial Services, Inc.	588	15,264
First Citizens BancShares, Inc., Class A	485	162,654
First Commonwealth Financial Corp.	5,615	74,455
First Community Bancshares, Inc.	979	24,446
First Community Financial Partners, Inc.*	805	10,264
First Connecticut Bancorp, Inc.	970	24,056
First Financial Bancorp	3,826	105,024
First Financial Bankshares, Inc.(x)	4,060	162,806
First Financial Corp.	619	29,403
First Financial Northwest, Inc.	529	9,347
First Foundation, Inc.*	1,674	25,964
First Horizon National Corp.	160,700	2,972,949
First Internet Bancorp	321	9,470
First Interstate BancSystem, Inc., Class A	1,277	50,633
First Merchants Corp.	2,593	101,957
First Mid-Illinois Bancshares, Inc.	339	11,472
First Midwest Bancorp, Inc.	5,128	121,431
First NBC Bank Holding Co.(x)*	1,017	4,068
First Northwest Bancorp*	672	10,416
First of Long Island Corp. (The)	34,203	925,191
Flushing Financial Corp.	1,717	46,136
FNB Corp.	19,727	293,340
Franklin Financial Network, Inc.*	600	23,250
Fulton Financial Corp.	10,794	192,673
German American Bancorp, Inc.	9,255	438,132
Glacier Bancorp, Inc.	7,264	246,468
Great Southern Bancorp, Inc.	677	34,189
Great Western Bancorp, Inc.	3,779	160,267
Green Bancorp, Inc.*	1,260	22,428
Guaranty Bancorp	1,046	25,470
Hancock Holding Co.	5,287	240,823
Hanmi Financial Corp.	1,994	61,316
HarborOne Bancorp, Inc.*	927	17,604
Heartland Financial USA, Inc.	1,396	69,730
Heritage Commerce Corp.	1,627	22,941
Heritage Financial Corp.	1,964	48,609
Heritage Oaks Bancorp	1,463	19,531
Hilltop Holdings, Inc.	4,830	132,680
Home BancShares, Inc.	7,735	209,386
HomeTrust Bancshares, Inc.*	1,090	25,615
Hope Bancorp, Inc.	8,211	157,405
Horizon Bancorp	1,188	31,149
IBERIABANK Corp.	3,047	241,018
Independent Bank Corp.	2,874	132,410
Independent Bank Group, Inc.	704	45,267
International Bancshares Corp.	3,488	123,475
Investors Bancorp, Inc.	18,653	268,230
Lakeland Bancorp, Inc.	2,405	47,138
Lakeland Financial Corp.	58,483	2,521,787
LCNB Corp.	509	12,140
LegacyTexas Financial Group, Inc.	2,838	113,236
Live Oak Bancshares, Inc.(x)	1,224	26,500
Macatawa Bank Corp.	1,606	15,867
MainSource Financial Group, Inc.	1,406	46,300
MB Financial, Inc.	4,678	200,312
MBT Financial Corp.	1,098	12,462
Mercantile Bank Corp.	1,091	37,530
Merchants Bancshares, Inc.	336	16,363
Middleburg Financial Corp.	8,650	346,346
Midland States Bancorp, Inc.	225	7,738
MidWestOne Financial Group, Inc.	553	18,962
MutualFirst Financial, Inc.	314	9,907
National Bank Holdings Corp., Class A	1,411	45,858
National Bankshares, Inc.(x)	462	17,348
National Commerce Corp.*	528	19,325
NBT Bancorp, Inc.	2,734	101,349

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Nicolet Bankshares, Inc.*	449	$21,256
Northrim BanCorp, Inc.	408	12,260
OFG Bancorp	2,943	34,727
Old Line Bancshares, Inc.	505	14,382
Old National Bancorp	8,233	142,843
Old Second Bancorp, Inc.	1,744	19,620
Opus Bank	1,096	22,084
Orrstown Financial Services, Inc.	426	9,521
Pacific Continental Corp.	1,209	29,621
Pacific Mercantile Bancorp*	905	6,833
Pacific Premier Bancorp, Inc.*	1,686	64,995
Park National Corp.	851	89,525
Park Sterling Corp.	3,235	39,823
Peapack Gladstone Financial Corp.	996	29,472
Penns Woods Bancorp, Inc.	316	13,730
Peoples Bancorp, Inc.	29,390	930,487
Peoples Financial Services Corp.	469	19,604
People’s Utah Bancorp	803	21,239
Pinnacle Financial Partners, Inc.	2,751	182,804
Preferred Bank	753	40,406
Premier Financial Bancorp, Inc.	556	11,693
PrivateBancorp, Inc.	4,958	294,356
Prosperity Bancshares, Inc.	4,215	293,828
QCR Holdings, Inc.	759	32,144
Renasant Corp.	2,608	103,512
Republic Bancorp, Inc., Class A	541	18,605
Republic First Bancorp, Inc.*	2,584	21,447
S&T Bancorp, Inc.	2,110	73,006
Sandy Spring Bancorp, Inc.	1,474	60,419
Seacoast Banking Corp. of Florida*	1,880	45,082
ServisFirst Bancshares, Inc.	2,954	107,467
Shore Bancshares, Inc.	753	12,583
Sierra Bancorp	841	23,069
Simmons First National Corp., Class A	1,891	104,289
South State Corp.	1,501	134,114
Southern First Bancshares, Inc.*	356	11,623
Southern National Bancorp of Virginia, Inc.	661	11,191
Southside Bancshares, Inc.	1,616	54,249
Southwest Bancorp, Inc.	1,170	30,596
State Bank Financial Corp.	2,328	60,807
Sterling Bancorp	8,097	191,899
Stock Yards Bancorp, Inc.	1,329	54,024
Stonegate Bank	715	33,669
Summit Financial Group, Inc.	508	10,942
Sun Bancorp, Inc.	651	15,884
Texas Capital Bancshares, Inc.*	3,026	252,520
Tompkins Financial Corp.	929	74,831
Towne Bank	3,562	115,409
TriCo Bancshares	1,312	46,615
TriState Capital Holdings, Inc.*	1,362	31,803
Triumph Bancorp, Inc.*	1,045	26,961
Trustmark Corp.	4,260	135,425
UMB Financial Corp.	2,825	212,751
Umpqua Holdings Corp.	13,886	246,338
Union Bankshares Corp.	2,804	98,645
Union Bankshares, Inc.(x)	232	9,964
United Bankshares, Inc.(x)	4,208	177,788
United Community Banks, Inc.	4,456	123,387
Univest Corp. of Pennsylvania	1,585	41,052
Valley National Bancorp	15,799	186,428
Veritex Holdings, Inc.*	668	18,784
Washington Trust Bancorp, Inc.	13,064	644,055
WashingtonFirst Bankshares, Inc.	518	14,504
Webster Financial Corp.	5,771	288,781
WesBanco, Inc.	2,573	98,057
West Bancorporation, Inc.	1,007	23,111
Westamerica Bancorporation(x)	1,578	88,100
Wintrust Financial Corp.	3,177	219,594
Xenith Bankshares, Inc.*	421	10,681

		31,371,247

Capital Markets (0.6%)
Actua Corp.*	2,320	32,596
Arlington Asset Investment Corp., Class A(x)	1,322	18,680
Associated Capital Group, Inc., Class A	292	10,556
B. Riley Financial, Inc.	551	8,265
BGC Partners, Inc., Class A	13,887	157,755
Cohen & Steers, Inc.	1,336	53,400
Cowen Group, Inc., Class A(x)*	1,617	24,174
Diamond Hill Investment Group, Inc.	194	37,743
Evercore Partners, Inc., Class A	2,462	191,789
FBR & Co.	366	6,606
Fifth Street Asset Management, Inc.	418	1,923
Financial Engines, Inc.	3,413	148,635
GAIN Capital Holdings, Inc.	2,265	18,867
GAMCO Investors, Inc., Class A	298	8,818
Greenhill & Co., Inc.	1,725	50,543
Hennessy Advisors, Inc.	274	4,606
Houlihan Lokey, Inc.	768	26,458
INTL. FCStone, Inc.*	937	35,569
Investment Technology Group, Inc.	2,080	42,120
Janus Capital Group, Inc.	9,169	121,031
KCG Holdings, Inc., Class A*	2,395	42,703
Ladenburg Thalmann Financial Services, Inc.*	7,254	17,990
Manning & Napier, Inc.	904	5,153
Medley Management, Inc., Class A	485	4,026
Moelis & Co., Class A	1,408	54,208
OM Asset Management plc	2,558	38,677
Oppenheimer Holdings, Inc., Class A	733	12,534
Piper Jaffray Cos.	907	57,912
PJT Partners, Inc., Class A	1,124	39,441
Pzena Investment Management, Inc., Class A	837	8,236
Safeguard Scientifics, Inc.*	1,415	17,971
Silvercrest Asset Management Group, Inc., Class A	414	5,506
Stifel Financial Corp.*	4,029	202,215
Virtu Financial, Inc., Class A	1,609	27,353
Virtus Investment Partners, Inc.	280	29,652
Waddell & Reed Financial, Inc., Class A	5,053	85,901
Walter Investment Management Corp.(x)*	1,182	1,277
Westwood Holdings Group, Inc.	498	26,598
WisdomTree Investments, Inc.(x)	7,232	65,667

		1,743,154

Consumer Finance (0.2%)
Encore Capital Group, Inc.(x)*	1,572	48,418
Enova International, Inc.*	1,601	23,775
EZCORP, Inc., Class A*	3,397	27,686
FirstCash, Inc.	2,927	143,861
Green Dot Corp., Class A*	2,693	89,838
LendingClub Corp.*	21,008	115,334
Nelnet, Inc., Class A	1,301	57,062
PRA Group, Inc.*	2,945	97,627
Regional Management Corp.*	659	12,804
World Acceptance Corp.(x)*	391	20,246

		636,651

Diversified Financial Services (0.0%)
FNFV Group*	4,316	57,186

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Marlin Business Services Corp.	606	$15,605
NewStar Financial, Inc.	1,674	17,711
On Deck Capital, Inc.(x)*	2,999	15,115
PICO Holdings, Inc.*	1,387	19,418
Tiptree, Inc.	2,022	14,761

		139,796

Insurance (4.6%)
Ambac Financial Group, Inc.*	2,782	52,469
American Equity Investment Life Holding Co.	5,160	121,931
AMERISAFE, Inc.	1,189	77,166
Argo Group International Holdings Ltd.	1,792	121,498
Arthur J Gallagher & Co.	21,000	1,187,340
Aspen Insurance Holdings Ltd.	49,900	2,597,294
Atlas Financial Holdings, Inc.*	757	10,333
Baldwin & Lyons, Inc., Class B	647	15,819
Blue Capital Reinsurance Holdings Ltd.	342	6,601
Citizens, Inc.(x)*	2,816	20,923
CNO Financial Group, Inc.	11,250	230,625
Crawford & Co., Class B	774	7,763
Donegal Group, Inc., Class A	553	9,744
eHealth, Inc.*	1,172	14,111
EMC Insurance Group, Inc.	477	13,385
Employers Holdings, Inc.	2,000	75,900
Enstar Group Ltd.*	711	136,014
FBL Financial Group, Inc., Class A	621	40,644
Federated National Holding Co.	815	14,205
Fidelity & Guaranty Life(x)	708	19,682
Genworth Financial, Inc., Class A*	30,197	124,412
Global Indemnity Ltd.*	518	19,938
Greenlight Capital Re Ltd., Class A*	1,851	40,907
Hallmark Financial Services, Inc.*	1,007	11,127
Hanover Insurance Group, Inc. (The)	23,100	2,080,386
HCI Group, Inc.	576	26,254
Heritage Insurance Holdings, Inc.	1,658	21,173
Horace Mann Educators Corp.	31,408	1,289,298
Independence Holding Co.	490	9,114
Infinity Property & Casualty Corp.	620	59,210
Investors Title Co.	87	13,759
James River Group Holdings Ltd.	908	38,917
Kemper Corp.	2,533	101,067
Kinsale Capital Group, Inc.	423	13,553
Maiden Holdings Ltd.	3,737	52,318
MBIA, Inc.*	8,386	71,029
National General Holdings Corp.	3,089	73,395
National Western Life Group, Inc., Class A	147	44,712
Navigators Group, Inc. (The)	1,434	77,866
Old Republic International Corp.	79,100	1,619,968
OneBeacon Insurance Group Ltd., Class A	1,352	21,632
Patriot National, Inc.(x)*	598	1,686
Primerica, Inc.	2,961	243,394
RLI Corp.	2,382	142,968
Safety Insurance Group, Inc.	940	65,894
Selective Insurance Group, Inc.	3,580	168,797
State Auto Financial Corp.	976	26,791
State National Cos., Inc.	2,116	30,470
Stewart Information Services Corp.	1,403	61,985
Third Point Reinsurance Ltd.*	4,242	51,328
Trupanion, Inc.(x)*	901	12,812
United Fire Group, Inc.	1,375	58,809
United Insurance Holdings Corp.	1,128	17,992
Universal Insurance Holdings, Inc.(x)	1,968	48,216
Validus Holdings Ltd.	43,000	2,424,770
WMIH Corp.(x)*	12,817	18,585

		13,957,979

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
AG Mortgage Investment Trust, Inc. (REIT)	1,902	34,331
Altisource Residential Corp. (REIT)	3,343	50,981
Anworth Mortgage Asset Corp. (REIT)	5,795	32,162
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,636	87,203
Ares Commercial Real Estate Corp. (REIT)	1,825	24,419
ARMOUR Residential REIT, Inc. (REIT)(x)	2,123	48,208
Capstead Mortgage Corp. (REIT)	6,040	63,662
CYS Investments, Inc. (REIT)	9,820	78,069
Dynex Capital, Inc. (REIT)	2,715	19,249
Great Ajax Corp. (REIT)	797	10,401
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,518	50,864
Invesco Mortgage Capital, Inc. (REIT)	7,176	110,654
Ladder Capital Corp. (REIT)	2,496	36,042
MTGE Investment Corp. (REIT)	2,851	47,754
New Residential Investment Corp. (REIT)	18,746	318,306
New York Mortgage Trust, Inc. (REIT)	7,005	43,221
Orchid Island Capital, Inc. (REIT)(x)	1,890	18,881
Owens Realty Mortgage, Inc. (REIT)	607	10,805
PennyMac Mortgage Investment Trust (REIT)‡	4,225	74,994
Redwood Trust, Inc. (REIT)	4,989	82,867
Resource Capital Corp. (REIT)	1,881	18,377
Western Asset Mortgage Capital Corp. (REIT)	2,888	28,216

		1,289,666

Thrifts & Mortgage Finance (1.6%)
Astoria Financial Corp.	5,744	117,809
Bank Mutual Corp.	2,506	23,556
BankFinancial Corp.	981	14,244
Bear State Financial, Inc.	1,109	10,425
Beneficial Bancorp, Inc.	4,446	71,136
BofI Holding, Inc.(x)*	3,808	99,503
Capitol Federal Financial, Inc.	8,188	119,790
Charter Financial Corp.	891	17,526
Clifton Bancorp, Inc.	1,414	22,893
Dime Community Bancshares, Inc.	1,866	37,880
ESSA Bancorp, Inc.	457	6,663
Essent Group Ltd.*	4,767	172,422
EverBank Financial Corp.	86,962	1,694,020
Federal Agricultural Mortgage Corp., Class C	593	34,139
First Defiance Financial Corp.	586	29,013
Flagstar Bancorp, Inc.*	1,304	36,760
Greene County Bancorp, Inc.(x)	158	3,689
Hingham Institution for Savings	85	15,032
Home Bancorp, Inc.	345	11,644
HomeStreet, Inc.*	1,460	40,807
Impac Mortgage Holdings, Inc.(x)*	610	7,601
Kearny Financial Corp.	5,525	83,151
LendingTree, Inc.(x)*	414	51,895
Meridian Bancorp, Inc.	3,123	57,151
Meta Financial Group, Inc.	487	43,100
MGIC Investment Corp.*	21,534	218,139

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Nationstar Mortgage Holdings, Inc.(x)*	1,988	$31,331
NMI Holdings, Inc., Class A*	3,153	35,944
Northfield Bancorp, Inc.	2,781	50,114
Northwest Bancshares, Inc.	6,167	103,852
OceanFirst Financial Corp.	1,348	37,980
Ocwen Financial Corp.(x)*	6,341	34,685
Oritani Financial Corp.	2,495	42,415
PennyMac Financial Services, Inc., Class A*‡	1,023	17,442
PHH Corp.*	3,356	42,722
Provident Bancorp, Inc.*	253	5,300
Provident Financial Holdings, Inc.	382	7,124
Provident Financial Services, Inc.	3,919	101,306
Radian Group, Inc.	13,576	243,825
SI Financial Group, Inc.	638	8,964
Southern Missouri Bancorp, Inc.(x)	353	12,539
Territorial Bancorp, Inc.	576	17,954
TrustCo Bank Corp.	90,007	706,555
United Community Financial Corp.	3,132	26,121
United Financial Bancorp, Inc.	3,162	53,786
Walker & Dunlop, Inc.*	1,713	71,415
Washington Federal, Inc.	5,820	192,642
Waterstone Financial, Inc.	1,390	25,368
Western New England Bancorp, Inc.	900	9,450
WSFS Financial Corp.	1,711	78,620

		4,997,442

Total Financials		54,135,935

Health Care (8.1%)
Biotechnology (1.9%)
Acceleron Pharma, Inc.*	1,747	46,243
Achillion Pharmaceuticals, Inc.*	7,468	31,440
Acorda Therapeutics, Inc.*	2,673	56,133
Adamas Pharmaceuticals, Inc.(x)*	1,060	18,550
Aduro Biotech, Inc.(x)*	2,236	24,037
Advaxis, Inc.(x)*	2,460	20,098
Adverum Biotechnologies, Inc.*	1,382	3,731
Aevi Genomic Medicine, Inc.*	1,724	3,207
Agenus, Inc.*	4,894	18,450
Aimmune Therapeutics, Inc.(x)*	1,651	35,876
Akebia Therapeutics, Inc.*	2,073	19,072
Alder Biopharmaceuticals, Inc.*	2,987	62,130
AMAG Pharmaceuticals, Inc.*	2,224	50,151
Amicus Therapeutics, Inc.(x)*	8,988	64,084
AnaptysBio, Inc.*	263	7,298
Anavex Life Sciences Corp.(x)*	2,089	11,991
Anthera Pharmaceuticals, Inc.(x)*	2,779	1,182
Applied Genetic Technologies Corp.*	793	5,472
Aptevo Therapeutics, Inc.*	1,038	2,138
Ardelyx, Inc.*	2,019	25,540
Arena Pharmaceuticals, Inc.*	15,720	22,951
Argos Therapeutics, Inc.(x)*	644	291
Array BioPharma, Inc.*	10,597	94,737
Arrowhead Pharmaceuticals, Inc.(x)*	3,769	6,973
Asterias Biotherapeutics, Inc.(x)*	1,438	4,889
Atara Biotherapeutics, Inc.(x)*	1,472	30,250
Athersys, Inc.*	4,700	8,037
Audentes Therapeutics, Inc.(x)*	364	6,203
Avexis, Inc.(x)*	367	27,903
Axovant Sciences Ltd.*	1,540	23,008
Bellicum Pharmaceuticals, Inc.*	1,312	16,190
BioCryst Pharmaceuticals, Inc.*	4,885	41,034
BioSpecifics Technologies Corp.*	308	16,878
BioTime, Inc.*	4,411	15,218
Bluebird Bio, Inc.(x)*	2,540	230,887
Blueprint Medicines Corp.*	1,500	59,985
Cara Therapeutics, Inc.(x)*	1,369	25,176
Celldex Therapeutics, Inc.(x)*	6,457	23,310
Cellular Biomedicine Group, Inc.(x)*	693	8,177
ChemoCentryx, Inc.*	1,355	9,864
Chimerix, Inc.*	3,003	19,159
Cidara Therapeutics, Inc.(x)*	642	5,008
Clovis Oncology, Inc.*	2,309	147,014
Coherus Biosciences, Inc.*	2,067	43,717
Concert Pharmaceuticals, Inc.*	993	16,941
Corvus Pharmaceuticals, Inc.*	191	3,967
Curis, Inc.*	6,923	19,246
Cytokinetics, Inc.*	2,223	28,566
CytomX Therapeutics, Inc.*	1,264	21,829
CytRx Corp.(x)*	4,291	1,906
Dimension Therapeutics, Inc.*	725	1,269
Dynavax Technologies Corp.(x)*	2,394	14,244
Eagle Pharmaceuticals, Inc.*	534	44,290
Edge Therapeutics, Inc.*	1,000	9,110
Editas Medicine, Inc.*	434	9,687
Eiger BioPharmaceuticals, Inc.(x)*	204	2,336
Emergent BioSolutions, Inc.*	2,077	60,316
Enanta Pharmaceuticals, Inc.*	1,050	32,340
Epizyme, Inc.*	2,402	41,194
Esperion Therapeutics, Inc.*	845	29,837
Exact Sciences Corp.(x)*	6,723	158,798
Exelixis, Inc.*	14,257	308,950
FibroGen, Inc.*	3,376	83,218
Five Prime Therapeutics, Inc.*	1,725	62,359
Flexion Therapeutics, Inc.*	1,637	44,052
Fortress Biotech, Inc.(x)*	2,082	7,703
Foundation Medicine, Inc.(x)*	845	27,251
Galena Biopharma, Inc.*	568	346
Genomic Health, Inc.*	1,152	36,276
Geron Corp.(x)*	9,172	20,820
Global Blood Therapeutics, Inc.(x)*	1,209	44,552
GlycoMimetics, Inc.*	602	3,269
Halozyme Therapeutics, Inc.(x)*	6,936	89,891
Heron Therapeutics, Inc.(x)*	2,476	37,140
Idera Pharmaceuticals, Inc.*	6,803	16,803
Ignyta, Inc.*	1,977	17,002
Immune Design Corp.*	794	5,399
ImmunoGen, Inc.(x)*	5,644	21,842
Immunomedics, Inc.(x)*	6,072	39,286
Infinity Pharmaceuticals, Inc.*	3,162	10,213
Inotek Pharmaceuticals Corp.(x)*	1,078	2,156
Inovio Pharmaceuticals, Inc.(x)*	4,386	29,035
Insmed, Inc.*	3,993	69,917
Insys Therapeutics, Inc.(x)*	1,581	16,616
Intellia Therapeutics, Inc.(x)*	440	6,200
Invitae Corp.*	1,713	18,946
Ironwood Pharmaceuticals, Inc.(x)*	8,260	140,916
Jounce Therapeutics, Inc.*	337	7,411
Karyopharm Therapeutics, Inc.*	1,480	19,003
Keryx Biopharmaceuticals, Inc.(x)*	5,046	31,083
Kite Pharma, Inc.(x)*	2,706	212,395
La Jolla Pharmaceutical Co.*	933	27,850
Lexicon Pharmaceuticals, Inc.(x)*	2,691	38,589
Ligand Pharmaceuticals, Inc.(x)*	1,220	129,125
Lion Biotechnologies, Inc.*	3,710	27,640
Loxo Oncology, Inc.*	992	41,743
MacroGenics, Inc.*	2,027	37,702
MannKind Corp.(x)*	4,092	6,056
MediciNova, Inc.(x)*	1,842	11,034
Merrimack Pharmaceuticals, Inc.(x)*	7,765	23,916
MiMedx Group, Inc.(x)*	6,560	62,517
Minerva Neurosciences, Inc.(x)*	1,243	10,068

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Mirati Therapeutics, Inc.*	773	$4,020
Momenta Pharmaceuticals, Inc.*	3,998	53,373
Myovant Sciences Ltd.*	465	5,459
Myriad Genetics, Inc.(x)*	4,303	82,618
NantKwest, Inc.(x)*	1,006	3,571
Natera, Inc.*	1,640	14,547
NewLink Genetics Corp.*	1,371	33,041
Novavax, Inc.(x)*	17,216	22,036
OncoMed Pharmaceuticals, Inc.(x)*	1,351	12,443
Ophthotech Corp.*	1,947	7,126
Organovo Holdings, Inc.(x)*	6,115	19,446
Otonomy, Inc.*	1,514	18,547
OvaScience, Inc.*	1,952	3,650
PDL BioPharma, Inc.	10,446	23,712
Pfenex, Inc.*	1,004	5,833
PharmAthene, Inc.	3,889	3,156
Portola Pharmaceuticals, Inc.*	3,121	122,312
Progenics Pharmaceuticals, Inc.*	4,525	42,716
Protagonist Therapeutics, Inc.*	481	6,162
Proteostasis Therapeutics, Inc.*	390	3,050
Prothena Corp. plc(x)*	2,218	123,742
PTC Therapeutics, Inc.*	2,200	21,648
Puma Biotechnology, Inc.*	1,771	65,881
Ra Pharmaceuticals, Inc.*	429	9,133
Radius Health, Inc.*	1,972	76,218
REGENXBIO, Inc.*	1,252	24,164
Regulus Therapeutics, Inc.(x)*	2,422	3,996
Repligen Corp.*	2,147	75,574
Retrophin, Inc.*	2,306	42,569
Rigel Pharmaceuticals, Inc.*	6,978	23,097
Sage Therapeutics, Inc.*	1,911	135,815
Sangamo Therapeutics, Inc.*	4,502	23,410
Sarepta Therapeutics, Inc.*	3,175	93,980
Selecta Biosciences, Inc.*	323	4,625
Seres Therapeutics, Inc.*	1,130	12,735
Sorrento Therapeutics, Inc.(x)*	1,750	6,913
Spark Therapeutics, Inc.*	1,222	65,181
Spectrum Pharmaceuticals, Inc.*	5,316	34,554
Stemline Therapeutics, Inc.(x)*	1,125	9,619
Syndax Pharmaceuticals, Inc.*	278	3,814
Synergy Pharmaceuticals, Inc.(x)*	12,366	57,626
Synthetic Biologics, Inc.*	4,677	2,950
Syros Pharmaceuticals, Inc.*	236	3,759
T2 Biosystems, Inc.(x)*	879	4,624
TESARO, Inc.*	1,787	274,967
TG Therapeutics, Inc.(x)*	2,597	30,255
Tokai Pharmaceuticals, Inc.(x)*	665	556
Trevena, Inc.*	2,820	10,349
Trovagene, Inc.(x)*	2,035	2,340
Ultragenyx Pharmaceutical, Inc.*	2,380	161,317
Vanda Pharmaceuticals, Inc.*	2,347	32,858
Veracyte, Inc.*	933	8,565
Versartis, Inc.*	1,887	40,287
Vital Therapies, Inc.(x)*	1,513	6,052
Voyager Therapeutics, Inc.(x)*	727	9,625
vTv Therapeutics, Inc., Class A*	331	2,168
XBiotech, Inc.*	1,101	18,155
Xencor, Inc.*	2,200	52,624
Zafgen, Inc.*	1,162	5,415
ZIOPHARM Oncology, Inc.(x)*	7,727	48,989

		5,852,815

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.	1,411	68,434
Accuray, Inc.*	5,175	24,581
Analogic Corp.	780	59,202
AngioDynamics, Inc.*	1,616	28,038
Anika Therapeutics, Inc.*	881	38,271
AtriCure, Inc.*	1,859	35,600
Atrion Corp.	88	41,202
Avinger, Inc.*	664	1,262
AxoGen, Inc.*	1,489	15,560
Cantel Medical Corp.	2,226	178,303
Cardiovascular Systems, Inc.*	2,056	58,133
Cerus Corp.(x)*	6,200	27,590
ConforMIS, Inc.(x)*	2,242	11,703
CONMED Corp.	1,734	77,007
Corindus Vascular Robotics, Inc.(x)*	3,137	4,109
CryoLife, Inc.*	1,982	33,000
Cutera, Inc.*	681	14,097
Endologix, Inc.(x)*	5,166	37,402
Entellus Medical, Inc.(x)*	421	5,810
Exactech, Inc.*	656	16,531
GenMark Diagnostics, Inc.*	2,667	34,191
Glaukos Corp.*	1,062	54,481
Globus Medical, Inc., Class A*	4,476	132,579
Haemonetics Corp.*	3,131	127,025
Halyard Health, Inc.*	2,960	112,746
Hill-Rom Holdings, Inc.	47,400	3,346,439
ICU Medical, Inc.*	917	140,026
Inogen, Inc.*	1,043	80,895
Insulet Corp.*	3,685	158,787
Integer Holdings Corp.*	1,950	78,390
Integra LifeSciences Holdings Corp.*	3,746	157,819
Invacare Corp.	2,151	25,597
InVivo Therapeutics Holdings Corp.(x)*	1,892	7,663
iRadimed Corp.(x)*	201	1,789
iRhythm Technologies, Inc.(x)*	326	12,258
IRIDEX Corp.(x)*	464	5,508
K2M Group Holdings, Inc.*	1,625	33,329
LeMaitre Vascular, Inc.	824	20,295
Masimo Corp.*	2,555	238,278
Meridian Bioscience, Inc.	2,641	36,446
Merit Medical Systems, Inc.*	2,663	76,961
Natus Medical, Inc.*	2,103	82,543
Neogen Corp.*	2,295	150,437
Nevro Corp.*	1,538	144,111
Novocure Ltd.(x)*	3,203	25,944
NuVasive, Inc.*	3,096	231,209
NxStage Medical, Inc.*	3,969	106,488
OraSure Technologies, Inc.*	3,559	46,018
Orthofix International NV*	1,097	41,851
Oxford Immunotec Global plc*	1,420	21,996
Penumbra, Inc.*	1,707	142,449
Quidel Corp.*	1,699	38,465
Rockwell Medical, Inc.(x)*	2,985	18,686
RTI Surgical, Inc.*	3,557	14,228
Second Sight Medical Products, Inc.(x)*	979	1,185
Senseonics Holdings, Inc.(x)*	1,707	3,056
Spectranetics Corp. (The)*	2,723	79,307
STAAR Surgical Co.*	2,458	24,088
STERIS plc	40,300	2,799,237
Surmodics, Inc.*	845	20,322
Tactile Systems Technology, Inc.*	196	3,714
Tandem Diabetes Care, Inc.*	1,252	1,502
TransEnterix, Inc.(x)*	4,288	5,188
Utah Medical Products, Inc.	248	15,450
ViewRay, Inc.*	409	3,481
Wright Medical Group NV*	6,575	204,614
Zeltiq Aesthetics, Inc.*	2,265	125,957

		10,008,863

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (0.7%)
AAC Holdings, Inc.(x)*	563	$4,802
Aceto Corp.	1,880	29,723
Addus HomeCare Corp.*	443	14,176
Adeptus Health, Inc., Class A(x)*	909	1,636
Air Methods Corp.*	2,101	90,343
Almost Family, Inc.*	518	25,175
Amedisys, Inc.*	1,774	90,634
American Renal Associates Holdings, Inc.*	559	9,436
AMN Healthcare Services, Inc.*	3,030	123,018
BioScrip, Inc.*	7,215	12,266
BioTelemetry, Inc.*	1,729	50,055
Capital Senior Living Corp.*	1,777	24,985
Chemed Corp.	1,016	185,612
Civitas Solutions, Inc.*	963	17,671
Community Health Systems, Inc.*	7,050	62,534
CorVel Corp.*	629	27,362
Cross Country Healthcare, Inc.*	2,082	29,898
Diplomat Pharmacy, Inc.*	2,923	46,622
Ensign Group, Inc. (The)	3,066	57,641
Genesis Healthcare, Inc.*	2,594	6,848
HealthEquity, Inc.*	2,758	117,077
HealthSouth Corp.	5,654	242,047
Kindred Healthcare, Inc.	5,353	44,698
Landauer, Inc.	622	30,323
LHC Group, Inc.*	957	51,582
Magellan Health, Inc.*	1,454	100,399
Molina Healthcare, Inc.*	2,700	123,119
National HealthCare Corp.	713	50,837
National Research Corp., Class A	718	14,145
Nobilis Health Corp.(x)*	3,490	5,933
Owens & Minor, Inc.	3,936	136,185
PharMerica Corp.*	1,908	44,647
Providence Service Corp. (The)*	666	29,597
Quorum Health Corp.*	1,887	10,265
RadNet, Inc.*	2,436	14,372
Select Medical Holdings Corp.*	6,811	90,927
Surgery Partners, Inc.*	1,188	23,166
Teladoc, Inc.(x)*	1,442	36,050
Tivity Health, Inc.*	2,018	58,724
Triple-S Management Corp., Class B*	1,479	25,986
UnitedHealth Group, Inc.	1	111
Universal American Corp.*	2,558	25,503
US Physical Therapy, Inc.	744	48,583

		2,234,713

Health Care Technology (0.2%)
Castlight Health, Inc., Class B*	2,370	8,651
Computer Programs & Systems, Inc.(x)	731	20,468
Cotiviti Holdings, Inc.*	833	34,678
Evolent Health, Inc., Class A(x)*	1,035	23,081
HealthStream, Inc.*	1,646	39,883
HMS Holdings Corp.*	5,399	109,761
Medidata Solutions, Inc.*	3,416	197,068
NantHealth, Inc.*	420	2,083
Omnicell, Inc.*	2,268	92,194
Quality Systems, Inc.*	3,107	47,351
Tabula Rasa HealthCare, Inc.*	264	3,559
Vocera Communications, Inc.*	1,648	40,920

		619,697

Life Sciences Tools & Services (1.3%)
Accelerate Diagnostics, Inc.(x)*	1,346	32,573
Albany Molecular Research, Inc.*	1,628	22,841
Cambrex Corp.*	2,041	112,357
ChromaDex Corp.(x)*	1,838	4,944
Enzo Biochem, Inc.*	2,476	20,724
Fluidigm Corp.*	1,806	10,276
Gerresheimer AG	38,800	3,072,930
INC Research Holdings, Inc., Class A*	2,652	121,594
Luminex Corp.	2,212	40,634
Medpace Holdings, Inc.*	516	15,403
NanoString Technologies, Inc.*	810	16,095
NeoGenomics, Inc.*	3,432	27,078
Pacific Biosciences of California, Inc.(x)*	4,847	25,059
PAREXEL International Corp.*	3,315	209,210
PRA Health Sciences, Inc.*	1,555	101,433

		3,833,151

Pharmaceuticals (0.7%)
AcelRx Pharmaceuticals, Inc.(x)*	2,219	6,990
Aclaris Therapeutics, Inc.(x)*	649	19,353
Aerie Pharmaceuticals, Inc.*	1,793	81,313
Agile Therapeutics, Inc.(x)*	769	2,465
Amphastar Pharmaceuticals, Inc.*	2,266	32,857
Ampio Pharmaceuticals, Inc.(x)*	2,740	2,192
ANI Pharmaceuticals, Inc.*	505	25,003
Aratana Therapeutics, Inc.(x)*	2,095	11,104
Axsome Therapeutics, Inc.(x)*	656	2,558
Bio-Path Holdings, Inc.(x)*	5,189	4,292
Catalent, Inc.*	6,164	174,563
Cempra, Inc.*	2,803	10,511
Clearside Biomedical, Inc.*	522	4,145
Collegium Pharmaceutical, Inc.(x)*	1,003	10,090
Corcept Therapeutics, Inc.*	4,716	51,687
Depomed, Inc.*	3,907	49,033
Dermira, Inc.*	1,771	60,409
Durect Corp.*	8,128	8,534
Egalet Corp.(x)*	1,331	6,788
Endocyte, Inc.*	2,436	6,261
Flex Pharma, Inc.*	656	2,886
Heska Corp.*	389	40,837
Horizon Pharma plc*	10,297	152,190
Impax Laboratories, Inc.*	4,679	59,189
Innoviva, Inc.*	5,272	72,912
Intersect ENT, Inc.*	1,618	27,749
Intra-Cellular Therapies, Inc.*	2,191	35,604
Lannett Co., Inc.(x)*	1,773	39,627
Lipocine, Inc.(x)*	1,035	4,037
Medicines Co. (The)(x)*	4,196	205,183
MyoKardia, Inc.(x)*	692	9,100
Nektar Therapeutics*	9,010	211,464
Neos Therapeutics, Inc.(x)*	849	6,113
Ocular Therapeutix, Inc.(x)*	1,406	13,048
Omeros Corp.(x)*	2,464	37,256
Pacira Pharmaceuticals, Inc.*	2,316	105,610
Paratek Pharmaceuticals, Inc.*	1,383	26,623
Phibro Animal Health Corp., Class A	1,192	33,495
Prestige Brands Holdings, Inc.*	3,342	185,681
Reata Pharmaceuticals, Inc., Class A(x)*	359	8,131
Revance Therapeutics, Inc.(x)*	1,203	25,022
SciClone Pharmaceuticals, Inc.*	3,190	31,262
Sucampo Pharmaceuticals, Inc., Class A(x)*	1,337	14,707
Supernus Pharmaceuticals, Inc.*	2,995	93,744
Teligent, Inc.(x)*	2,726	21,290
Tetraphase Pharmaceuticals, Inc.*	2,332	21,431
TherapeuticsMD, Inc.(x)*	9,591	69,055
Theravance Biopharma, Inc.(x)*	2,472	91,019
Titan Pharmaceuticals, Inc.*	1,172	3,868
WaVe Life Sciences Ltd.(x)*	461	12,678

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Zogenix, Inc.(x)*	1,339	$14,528

		2,245,487

Total Health Care		24,794,726

Industrials (19.1%)
Aerospace & Defense (2.8%)
AAR Corp.	124,869	4,199,343
Aerojet Rocketdyne Holdings, Inc.*	3,888	84,370
Aerovironment, Inc.*	1,269	35,570
Astronics Corp.*	1,235	39,187
Cubic Corp.	28,514	1,505,539
Curtiss-Wright Corp.	2,729	249,049
DigitalGlobe, Inc.*	3,990	130,673
Ducommun, Inc.*	691	19,894
Engility Holdings, Inc.*	1,143	33,078
Esterline Technologies Corp.*	16,957	1,459,150
KeyW Holding Corp. (The)(x)*	2,274	21,467
KLX, Inc.*	3,372	150,728
Kratos Defense & Security Solutions, Inc.*	3,900	30,342
Mercury Systems, Inc.*	2,844	111,058
Moog, Inc., Class A*	2,000	134,700
National Presto Industries, Inc.	310	31,682
Sparton Corp.*	589	12,363
TASER International, Inc.(x)*	3,308	75,389
Teledyne Technologies, Inc.*	2,124	268,601
Triumph Group, Inc.	3,146	81,010
Vectrus, Inc.*	674	15,064

		8,688,257

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	3,211	51,537
Atlas Air Worldwide Holdings, Inc.*	1,568	86,946
Echo Global Logistics, Inc.*	1,915	40,885
Forward Air Corp.	1,897	90,240
Hub Group, Inc., Class A*	2,133	98,971
Park-Ohio Holdings Corp.	565	20,312
Radiant Logistics, Inc.*	2,170	10,850
XPO Logistics, Inc.*	6,193	296,582

		696,323

Airlines (0.8%)
Allegiant Travel Co.	806	129,162
Hawaiian Holdings, Inc.*	3,326	154,493
SkyWest, Inc.	3,108	106,449
Spirit Airlines, Inc.*	37,600	1,995,431

		2,385,535

Building Products (3.3%)
AAON, Inc.	2,554	90,284
Advanced Drainage Systems, Inc.	2,231	48,859
American Woodmark Corp.*	891	81,794
Apogee Enterprises, Inc.	1,776	105,867
Armstrong Flooring, Inc.*	55,489	1,022,107
Builders FirstSource, Inc.*	5,367	79,968
Caesarstone Ltd.(x)*	1,515	54,919
Continental Building Products, Inc.*	2,260	55,370
CSW Industrials, Inc.*	911	33,434
Gibraltar Industries, Inc.*	43,471	1,791,005
Griffon Corp.	39,169	965,516
Insteel Industries, Inc.	15,694	567,181
JELD-WEN Holding, Inc.*	1,442	47,370
Masonite International Corp.*	1,892	149,941
NCI Building Systems, Inc.*	1,722	29,532
Patrick Industries, Inc.*	933	66,150
PGT Innovations, Inc.*	3,160	33,970
Ply Gem Holdings, Inc.*	1,385	27,285
Quanex Building Products Corp.	2,186	44,267
Simpson Manufacturing Co., Inc.	65,776	2,834,288
Trex Co., Inc.*	1,865	129,412
Universal Forest Products, Inc.	15,971	1,573,782

		9,832,301

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	3,484	151,902
ACCO Brands Corp.*	6,770	89,026
Advanced Disposal Services, Inc.*	1,076	24,318
Aqua Metals, Inc.(x)*	657	12,838
ARC Document Solutions, Inc.*	2,500	8,625
Brady Corp., Class A	2,737	105,785
Brink’s Co. (The)	2,821	150,782
Casella Waste Systems, Inc., Class A*	2,221	31,338
CECO Environmental Corp.	1,795	18,865
Deluxe Corp.	3,029	218,603
Ennis, Inc.	1,686	28,662
Essendant, Inc.	2,315	35,072
Healthcare Services Group, Inc.	4,403	189,725
Heritage-Crystal Clean, Inc.*	896	12,275
Herman Miller, Inc.	3,775	119,101
HNI Corp.	2,842	130,988
InnerWorkings, Inc.*	2,347	23,376
Interface, Inc.	4,029	76,752
Kimball International, Inc., Class B	2,202	36,333
Knoll, Inc.	3,005	71,549
Matthews International Corp., Class A	1,945	131,579
McGrath RentCorp	49,741	1,669,806
Mobile Mini, Inc.	2,626	80,093
MSA Safety, Inc.	14,908	1,053,847
Multi-Color Corp.	873	61,983
NL Industries, Inc.*	460	2,967
Quad/Graphics, Inc.	1,790	45,180
SP Plus Corp.*	1,086	36,653
Steelcase, Inc., Class A	5,481	91,807
Team, Inc.*	1,843	49,853
Tetra Tech, Inc.	3,651	149,143
TRC Cos., Inc.*	1,195	20,853
UniFirst Corp.	946	133,812
US Ecology, Inc.	1,376	64,466
Viad Corp.	1,299	58,715
VSE Corp.	544	22,195
West Corp.	2,801	68,400

		5,277,267

Construction & Engineering (1.4%)
Aegion Corp.*	2,206	50,539
Ameresco, Inc., Class A*	1,393	9,124
Argan, Inc.	2,836	187,601
Comfort Systems USA, Inc.	2,366	86,714
Dycom Industries, Inc.*	1,928	179,208
EMCOR Group, Inc.	31,087	1,956,928
Granite Construction, Inc.	26,647	1,337,413
Great Lakes Dredge & Dock Corp.*	3,766	15,064
HC2 Holdings, Inc.*	2,032	12,598
IES Holdings, Inc.*	494	8,941
Layne Christensen Co.(x)*	1,105	9,768
MasTec, Inc.*	4,197	168,090
MYR Group, Inc.*	935	38,335
NV5 Global, Inc.*	475	17,860
Orion Group Holdings, Inc.*	1,821	13,603
Primoris Services Corp.	2,578	59,861
Tutor Perini Corp.*	2,414	76,765

		4,228,412

Electrical Equipment (1.1%)
Allied Motion Technologies, Inc.	442	8,884
American Superconductor Corp.(x)*	702	4,816
Atkore International Group, Inc.*	769	20,209
AZZ, Inc.	1,655	98,473

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Babcock & Wilcox Enterprises, Inc.*	2,910	$27,179
Encore Wire Corp.	3,362	154,652
Energous Corp.(x)*	928	14,477
EnerSys	26,237	2,071,148
FuelCell Energy, Inc.(x)*	1,467	2,017
Generac Holdings, Inc.*	3,752	139,875
General Cable Corp.	2,963	53,186
LSI Industries, Inc.	1,357	13,692
Plug Power, Inc.(x)*	10,763	14,853
Powell Industries, Inc.	566	19,493
Power Solutions International, Inc.(x)*	336	3,390
Preformed Line Products Co.	184	9,596
Regal Beloit Corp.	7,255	548,840
Sunrun, Inc.(x)*	3,986	21,524
Thermon Group Holdings, Inc.*	1,945	40,534
TPI Composites, Inc.*	381	7,243
Vicor Corp.*	1,125	18,113

		3,292,194

Industrial Conglomerates (0.6%)
Carlisle Cos., Inc.	17,700	1,883,457
Raven Industries, Inc.	2,278	66,176

		1,949,633

Machinery (5.0%)
Actuant Corp., Class A	3,778	99,550
Alamo Group, Inc.	585	44,571
Albany International Corp., Class A	1,822	83,903
Altra Industrial Motion Corp.	1,617	62,982
American Railcar Industries, Inc.(x)	469	19,276
Astec Industries, Inc.	24,845	1,527,843
Barnes Group, Inc.	3,144	161,413
Blue Bird Corp.(x)*	335	5,745
Briggs & Stratton Corp.	2,754	61,827
Chart Industries, Inc.*	1,945	67,958
CIRCOR International, Inc.	1,061	63,066
Columbus McKinnon Corp.	1,286	31,919
DMC Global, Inc.	836	10,366
Douglas Dynamics, Inc.	1,448	44,381
Energy Recovery, Inc.(x)*	2,192	18,237
EnPro Industries, Inc.	1,353	96,279
ESCO Technologies, Inc.	1,594	92,611
ExOne Co. (The)(x)*	759	7,734
Federal Signal Corp.	26,010	359,198
Franklin Electric Co., Inc.	12,414	534,423
FreightCar America, Inc.	850	10,651
Gencor Industries, Inc.*	453	6,772
Global Brass & Copper Holdings, Inc.	1,292	44,445
Gorman-Rupp Co. (The)	1,132	35,545
Graham Corp.	701	16,123
Greenbrier Cos., Inc. (The)(x)	1,731	74,606
Hardinge, Inc.	692	7,778
Harsco Corp.*	5,091	64,910
Hillenbrand, Inc.	11,758	421,524
Hurco Cos., Inc.	436	13,560
Hyster-Yale Materials Handling, Inc.	621	35,018
John Bean Technologies Corp.	1,863	163,851
Joy Global, Inc.	6,196	175,037
Kadant, Inc.	718	42,613
Kennametal, Inc.	56,161	2,203,197
Lindsay Corp.(x)	6,949	612,346
Lydall, Inc.*	1,045	56,012
Manitowoc Co., Inc. (The)*	101,879	580,710
Meritor, Inc.*	5,139	88,031
Milacron Holdings Corp.*	981	18,256
Miller Industries, Inc.	699	18,419
Mueller Industries, Inc.	52,860	1,809,398
Mueller Water Products, Inc., Class A	230,255	2,721,615
Navistar International Corp.*	3,056	75,239
NN, Inc.	1,574	39,665
Omega Flex, Inc.	203	9,701
Proto Labs, Inc.*	1,578	80,636
RBC Bearings, Inc.*	1,393	135,246
REV Group, Inc.*	666	18,362
Rexnord Corp.*	5,036	116,231
SPX Corp.*	2,554	61,935
SPX FLOW, Inc.*	2,081	72,232
Standex International Corp.	802	80,320
Sun Hydraulics Corp.	1,472	53,154
Supreme Industries, Inc., Class A	811	16,431
Tennant Co.	1,060	77,009
Titan International, Inc.	58,850	608,509
TriMas Corp.*	2,862	59,387
Wabash National Corp.	3,654	75,601
Watts Water Technologies, Inc., Class A	6,098	380,210
Woodward, Inc.	3,241	220,129

		14,793,696

Marine (0.0%)
Costamare, Inc.	1,622	10,803
Matson, Inc.	2,755	87,498
Scorpio Bulkers, Inc.*	3,470	31,924

		130,225

Professional Services (0.9%)
Acacia Research Corp.*	3,153	18,130
Advisory Board Co. (The)*	2,618	122,522
Barrett Business Services, Inc.	416	22,722
CBIZ, Inc.*	3,021	40,935
CEB, Inc.	2,013	158,222
Cogint, Inc.(x)*	928	4,315
CRA International, Inc.	592	20,915
Exponent, Inc.	1,614	96,114
Franklin Covey Co.*	513	10,363
FTI Consulting, Inc.*	2,655	109,306
GP Strategies Corp.*	835	21,126
Heidrick & Struggles International, Inc.	1,203	31,699
Hill International, Inc.*	2,639	10,952
Huron Consulting Group, Inc.*	23,992	1,010,063
ICF International, Inc.*	1,144	47,247
Insperity, Inc.	994	88,118
Kelly Services, Inc., Class A	1,881	41,119
Kforce, Inc.	1,607	38,166
Korn/Ferry International	3,449	108,609
Mistras Group, Inc.*	1,103	23,582
Navigant Consulting, Inc.*	3,017	68,969
On Assignment, Inc.*	3,234	156,946
Resources Connection, Inc.	1,580	26,465
RPX Corp.*	3,329	39,948
TriNet Group, Inc.*	2,689	77,712
TrueBlue, Inc.*	2,681	73,325
WageWorks, Inc.*	2,260	163,398

		2,630,988

Road & Rail (0.8%)
ArcBest Corp.	1,558	40,508
Celadon Group, Inc.(x)	1,780	11,659
Covenant Transportation Group, Inc., Class A*	672	12,634
Heartland Express, Inc.	2,949	59,127
Knight Transportation, Inc.	4,264	133,676
Marten Transport Ltd.	1,407	32,994
PAM Transportation Services, Inc.*	205	3,339

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Roadrunner Transportation Systems, Inc.*	1,793	$12,318
Saia, Inc.*	43,629	1,932,766
Swift Transportation Co.(x)*	4,787	98,325
Universal Logistics Holdings, Inc.	572	8,208
USA Truck, Inc.*	488	3,587
Werner Enterprises, Inc.	2,772	72,626
YRC Worldwide, Inc.*	2,183	24,035

		2,445,802

Trading Companies & Distributors (0.5%)
Aircastle Ltd.	3,064	73,934
Applied Industrial Technologies, Inc.	2,272	140,523
Beacon Roofing Supply, Inc.*	3,761	184,892
BMC Stock Holdings, Inc.*	3,533	79,846
CAI International, Inc.*	1,076	16,936
DXP Enterprises, Inc.*	903	34,197
Foundation Building Materials, Inc.*	503	8,033
GATX Corp.(x)	2,564	156,301
GMS, Inc.*	463	16,224
H&E Equipment Services, Inc.	1,918	47,029
Kaman Corp.	1,696	81,628
Lawson Products, Inc.*	383	8,598
MRC Global, Inc.*	6,006	110,090
Neff Corp., Class A*	741	14,412
NOW, Inc.*	6,812	115,532
Real Industry, Inc.*	1,727	4,922
Rush Enterprises, Inc., Class A*	1,833	60,635
Rush Enterprises, Inc., Class B*	364	11,350
SiteOne Landscape Supply, Inc.*	740	35,823
Textainer Group Holdings Ltd.	1,283	19,630
Titan Machinery, Inc.*	1,223	18,761
Triton International Ltd.	2,625	67,699
Univar, Inc.*	2,736	83,886
Veritiv Corp.*	532	27,558
Willis Lease Finance Corp.*	267	5,967

		1,424,406

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,541	40,367

Total Industrials		57,815,406

Information Technology (11.0%)
Communications Equipment (1.5%)
Acacia Communications, Inc.(x)*	334	19,579
ADTRAN, Inc.	3,037	63,018
Aerohive Networks, Inc.(x)*	1,598	6,728
Applied Optoelectronics, Inc.*	1,143	64,179
Bel Fuse, Inc., Class B	595	15,202
Black Box Corp.	1,075	9,621
CalAmp Corp.*	2,240	37,610
Calix, Inc.*	2,763	20,032
Ciena Corp.*	8,654	204,314
Clearfield, Inc.(x)*	765	12,584
Comtech Telecommunications Corp.	1,585	23,363
Digi International, Inc.*	1,598	19,016
EMCORE Corp.	1,204	10,836
Extreme Networks, Inc.*	6,390	47,989
Finisar Corp.*	6,787	185,557
Harmonic, Inc.*	4,271	25,412
Infinera Corp.*	8,969	91,753
InterDigital, Inc.	2,194	189,342
Ixia*	4,068	79,936
KVH Industries, Inc.*	1,099	9,232
Lumentum Holdings, Inc.*	3,151	168,106
NETGEAR, Inc.*	1,957	96,969
NetScout Systems, Inc.*	65,140	2,472,062
Oclaro, Inc.*	6,985	68,593
Plantronics, Inc.	2,116	114,497
Quantenna Communications, Inc.*	270	5,624
ShoreTel, Inc.*	4,291	26,390
Silicom Ltd.	350	17,385
Sonus Networks, Inc.*	3,091	20,370
Ubiquiti Networks, Inc.*	1,662	83,532
ViaSat, Inc.*	3,116	198,863
Viavi Solutions, Inc.*	14,950	160,264

		4,567,958

Electronic Equipment, Instruments & Components (1.9%)
Agilysys, Inc.*	989	9,346
Anixter International, Inc.*	1,815	143,930
AVX Corp.	2,987	48,927
Badger Meter, Inc.	1,796	66,003
Belden, Inc.	2,638	182,523
Benchmark Electronics, Inc.*	3,086	98,135
Coherent, Inc.*	1,509	310,311
Control4 Corp.*	1,460	23,053
CTS Corp.	1,940	41,322
Daktronics, Inc.	2,484	23,474
Electro Scientific Industries, Inc.*	1,652	11,514
ePlus, Inc.*	404	54,560
Fabrinet*	2,204	92,634
FARO Technologies, Inc.*	1,043	37,287
II-VI, Inc.*	3,679	132,628
Insight Enterprises, Inc.*	2,287	93,973
InvenSense, Inc.*	5,062	63,933
Itron, Inc.*	2,138	129,777
Kimball Electronics, Inc.*	1,833	31,069
Knowles Corp.*	5,629	106,670
Littelfuse, Inc.	1,393	222,755
Maxwell Technologies, Inc.*	1,926	11,190
Mesa Laboratories, Inc.	191	23,436
Methode Electronics, Inc.	2,251	102,646
MTS Systems Corp.	967	53,233
Novanta, Inc.*	2,036	54,056
OSI Systems, Inc.*	1,121	81,822
Park Electrochemical Corp.	1,294	23,111
PC Connection, Inc.	711	21,181
Plexus Corp.*	2,103	121,553
Radisys Corp.*	2,248	8,992
Rogers Corp.*	12,341	1,059,721
Sanmina Corp.*	4,616	187,410
ScanSource, Inc.*	1,607	63,075
SYNNEX Corp.	1,777	198,917
Systemax, Inc.	797	8,839
Tech Data Corp.*	2,106	197,753
TTM Technologies, Inc.*	4,586	73,972
Universal Display Corp.	2,578	221,966
Vishay Intertechnology, Inc.	8,587	141,256
Vishay Precision Group, Inc.*	852	13,462
Zebra Technologies Corp., Class A*	12,600	1,149,749

		5,741,164

Internet Software & Services (0.9%)
2U, Inc.*	2,346	93,042
Alarm.com Holdings, Inc.*	655	20,135
Amber Road, Inc.*	1,207	9,318
Angie’s List, Inc.*	2,747	15,658
Appfolio, Inc., Class A*	475	12,920
Apptio, Inc., Class A*	300	3,519
Autobytel, Inc.*	534	6,691
Bankrate, Inc.*	3,063	29,558
Bazaarvoice, Inc.*	5,178	22,265
Benefitfocus, Inc.(x)*	824	23,031
Blucora, Inc.*	2,489	43,060
Box, Inc., Class A*	3,112	50,757
Brightcove, Inc.*	1,651	14,694

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Carbonite, Inc.*	1,101	$22,350
Care.com, Inc.*	1,050	13,136
ChannelAdvisor Corp.*	1,378	15,365
Cimpress NV(x)*	1,535	132,302
Cornerstone OnDemand, Inc.*	3,231	125,654
Coupa Software, Inc.(x)*	426	10,820
DHI Group, Inc.*	3,162	12,490
Endurance International Group Holdings, Inc.*	3,832	30,081
Envestnet, Inc.*	2,645	85,434
Five9, Inc.*	2,116	34,829
Global Sources Ltd.*	501	4,133
Gogo, Inc.(x)*	3,483	38,313
GrubHub, Inc.*	5,101	167,772
GTT Communications, Inc.*	1,612	39,252
Hortonworks, Inc.(x)*	2,554	25,055
Instructure, Inc.*	661	15,467
j2 Global, Inc.	2,951	247,618
Limelight Networks, Inc.*	4,199	10,833
Liquidity Services, Inc.*	1,457	11,656
LivePerson, Inc.*	3,663	25,092
LogMeIn, Inc.	3,272	319,020
Marchex, Inc., Class B*	2,188	5,951
MeetMe, Inc.*	2,629	15,485
MINDBODY, Inc., Class A*	913	25,062
New Relic, Inc.*	1,407	52,157
NIC, Inc.	3,824	77,245
Numerex Corp., Class A*	811	3,868
Q2 Holdings, Inc.*	1,639	57,119
QuinStreet, Inc.*	2,531	9,871
Quotient Technology, Inc.(x)*	4,093	39,088
RealNetworks, Inc.*	1,654	8,005
Reis, Inc.	600	10,740
RetailMeNot, Inc.*	2,429	19,675
Rightside Group Ltd.*	705	6,994
Shutterstock, Inc.*	1,175	48,586
SPS Commerce, Inc.*	1,050	61,415
Stamps.com, Inc.(x)*	1,038	122,847
TechTarget, Inc.*	806	7,278
Trade Desk, Inc. (The), Class A*	426	15,869
TrueCar, Inc.(x)*	3,453	53,418
Web.com Group, Inc.*	2,721	52,515
WebMD Health Corp.*	2,365	124,588
Xactly Corp.*	1,461	17,386
XO Group, Inc.*	1,722	29,636

		2,596,118

IT Services (0.7%)
Acxiom Corp.*	4,958	141,154
ALJ Regional Holdings, Inc.*	1,158	4,308
Blackhawk Network Holdings, Inc.*	3,509	142,465
CACI International, Inc., Class A*	1,530	179,469
Cardtronics plc, Class A*	2,844	132,957
Cass Information Systems, Inc.	687	45,411
Convergys Corp.	5,569	117,784
CSG Systems International, Inc.	2,026	76,603
EPAM Systems, Inc.*	2,986	225,503
EVERTEC, Inc.	3,949	62,789
ExlService Holdings, Inc.*	2,072	98,130
Forrester Research, Inc.	653	25,957
Hackett Group, Inc. (The)	1,576	30,716
Information Services Group, Inc.*	1,996	6,287
ManTech International Corp., Class A	1,573	54,473
MAXIMUS, Inc.	4,012	249,546
MoneyGram International, Inc.*	2,033	34,175
NCI, Inc., Class A*	377	5,674
NeuStar, Inc., Class A*	1,428	47,338
Perficient, Inc.*	2,256	39,164
PFSweb, Inc.*	832	5,433
Planet Payment, Inc.*	2,713	10,798
Science Applications International Corp.	2,675	199,020
ServiceSource International, Inc.*	3,747	14,538
Sykes Enterprises, Inc.*	2,485	73,059
Syntel, Inc.	2,079	34,990
TeleTech Holdings, Inc.	1,103	32,649
Travelport Worldwide Ltd.	7,419	87,322
Unisys Corp.(x)*	3,175	44,291
Virtusa Corp.*	1,782	53,852

		2,275,855

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Energy Industries, Inc.*	2,481	170,097
Advanced Micro Devices, Inc.*	47,059	684,708
Alpha & Omega Semiconductor Ltd.*	1,123	19,304
Ambarella, Inc.(x)*	2,047	111,991
Amkor Technology, Inc.*	6,117	70,896
Axcelis Technologies, Inc.*	1,740	32,712
Brooks Automation, Inc.	4,301	96,342
Cabot Microelectronics Corp.	1,441	110,395
Cavium, Inc.*	4,059	290,868
CEVA, Inc.*	1,255	44,553
Cirrus Logic, Inc.*	3,893	236,266
Cohu, Inc.	96,848	1,787,814
Diodes, Inc.*	2,334	56,133
DSP Group, Inc.*	1,552	18,624
Entegris, Inc.*	8,880	207,792
Exar Corp.*	2,391	31,107
FormFactor, Inc.*	4,279	50,706
GigPeak, Inc.*	2,960	9,117
Ichor Holdings Ltd.*	315	6,246
Impinj, Inc.(x)*	354	10,716
Inphi Corp.*	2,571	125,516
Integrated Device Technology, Inc.*	8,470	200,485
IXYS Corp.	1,556	22,640
Kopin Corp.*	4,430	18,163
Lattice Semiconductor Corp.*	7,637	52,848
MACOM Technology Solutions Holdings, Inc.*	1,964	94,861
MaxLinear, Inc., Class A*	3,576	100,307
Microsemi Corp.*	7,080	364,832
MKS Instruments, Inc.	44,248	3,042,051
Monolithic Power Systems, Inc.	2,413	222,237
Nanometrics, Inc.*	1,529	46,573
NeoPhotonics Corp.*	1,884	16,975
NVE Corp.	303	25,085
PDF Solutions, Inc.*	1,688	38,183
Photronics, Inc.*	158,912	1,700,358
Power Integrations, Inc.	1,671	109,868
Rambus, Inc.*	6,965	91,520
Rudolph Technologies, Inc.*	1,930	43,232
Semtech Corp.*	4,105	138,749
Sigma Designs, Inc.*	2,234	13,963
Silicon Laboratories, Inc.*	2,581	189,833
Synaptics, Inc.*	2,208	109,318
Ultra Clean Holdings, Inc.*	1,946	32,829
Ultratech, Inc.*	1,388	41,113
Veeco Instruments, Inc.*	2,473	73,819
Versum Materials, Inc.*	67,200	2,056,320
Xcerra Corp.*	3,564	31,684
XPERI Corp.	2,999	101,816

		13,151,565

Software (1.4%)
8x8, Inc.*	5,646	86,102

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
A10 Networks, Inc.*	2,790	$25,529
ACI Worldwide, Inc.*	7,213	154,286
American Software, Inc., Class A	1,687	17,342
Aspen Technology, Inc.*	4,921	289,945
Barracuda Networks, Inc.*	1,403	32,423
Blackbaud, Inc.	2,960	226,943
Blackline, Inc.*	463	13,779
Bottomline Technologies de, Inc.*	2,566	60,686
BroadSoft, Inc.*	1,882	75,656
Callidus Software, Inc.*	3,801	81,151
CommVault Systems, Inc.*	2,361	119,939
Digimarc Corp.(x)*	528	14,256
Ebix, Inc.(x)	1,584	97,020
Ellie Mae, Inc.*	2,055	206,055
EnerNOC, Inc.(x)*	1,894	11,364
Everbridge, Inc.*	386	7,925
Exa Corp.*	865	10,986
Fair Isaac Corp.	1,953	251,839
Gigamon, Inc.*	2,081	73,980
Globant SA(x)*	1,647	59,951
Glu Mobile, Inc.(x)*	6,591	14,962
Guidance Software, Inc.*	1,375	8,113
HubSpot, Inc.*	1,849	111,957
Imperva, Inc.*	1,792	73,562
Jive Software, Inc.*	3,614	15,540
MicroStrategy, Inc., Class A*	608	114,182
Mitek Systems, Inc.*	1,879	12,495
MobileIron, Inc.*	2,695	11,723
Model N, Inc.*	1,444	15,090
Monotype Imaging Holdings, Inc.	2,587	51,999
Park City Group, Inc.(x)*	738	9,114
Paycom Software, Inc.(x)*	2,740	157,577
Paylocity Holding Corp.*	1,379	53,271
Pegasystems, Inc.	2,308	101,206
Progress Software Corp.	3,189	92,640
Proofpoint, Inc.(x)*	2,545	189,246
PROS Holdings, Inc.*	1,564	37,833
QAD, Inc., Class A	491	13,674
Qualys, Inc.*	1,742	66,022
Rapid7, Inc.(x)*	1,250	18,725
RealPage, Inc.*	3,455	120,580
RingCentral, Inc., Class A*	3,749	106,097
Rosetta Stone, Inc.*	1,193	11,632
Rubicon Project, Inc. (The)*	2,379	14,012
Sapiens International Corp. NV	1,480	19,062
SecureWorks Corp., Class A*	364	3,458
Silver Spring Networks, Inc.*	2,404	27,141
Synchronoss Technologies, Inc.*	2,639	64,392
Take-Two Interactive Software, Inc.*	6,028	357,279
Telenav, Inc.*	1,705	14,748
TiVo Corp.	7,441	139,519
Varonis Systems, Inc.*	631	20,066
VASCO Data Security International, Inc.*	1,922	25,947
Verint Systems, Inc.*	3,787	164,261
VirnetX Holding Corp.(x)*	3,148	7,240
Workiva, Inc.*	1,391	21,769
Zendesk, Inc.*	5,192	145,584
Zix Corp.*	3,649	17,552

		4,366,427

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.(x)*	6,845	102,401
Avid Technology, Inc.*	2,272	10,588
CPI Card Group, Inc.	1,132	4,754
Cray, Inc.*	2,580	56,502
Diebold Nixdorf, Inc.	4,356	133,729
Eastman Kodak Co.*	1,052	12,098
Electronics For Imaging, Inc.*	2,865	139,897
Immersion Corp.*	1,807	15,649
Nimble Storage, Inc.*	3,988	49,850
Pure Storage, Inc., Class A(x)*	4,391	43,164
Stratasys Ltd.*	3,057	62,638
Super Micro Computer, Inc.*	2,468	62,564
USA Technologies, Inc.*	2,284	9,707

		703,541

Total Information Technology		33,402,628

Materials (4.5%)
Chemicals (3.0%)
A Schulman, Inc.	4,992	156,998
AgroFresh Solutions, Inc.(x)*	1,323	5,782
American Vanguard Corp.	1,906	31,640
Balchem Corp.	1,961	161,626
Calgon Carbon Corp.	3,256	47,538
Chase Corp.	433	41,308
Chemours Co. (The)	11,460	441,210
Chemtura Corp.*	3,998	133,533
Codexis, Inc.*	2,084	10,003
Ferro Corp.*	5,306	80,598
Flotek Industries, Inc.(x)*	3,436	43,946
FutureFuel Corp.	1,523	21,596
GCP Applied Technologies, Inc.*	4,358	142,289
Hawkins, Inc.	616	30,184
HB Fuller Co.	11,437	589,691
Ingevity Corp.*	20,932	1,273,711
Innophos Holdings, Inc.	1,226	66,167
Innospec, Inc.	1,479	95,765
KMG Chemicals, Inc.	578	26,628
Koppers Holdings, Inc.*	1,334	56,495
Kraton Corp.*	1,917	59,274
Kronos Worldwide, Inc.	1,446	23,758
LSB Industries, Inc.(x)*	1,302	12,213
Minerals Technologies, Inc.	7,691	589,130
Olin Corp.	10,431	342,867
OMNOVA Solutions, Inc.*	2,464	24,394
PolyOne Corp.	5,254	179,109
Quaker Chemical Corp.	818	107,698
Rayonier Advanced Materials, Inc.	2,643	35,548
Sensient Technologies Corp.	45,425	3,600,385
Stepan Co.	3,969	312,797
TerraVia Holdings, Inc.(x)*	4,947	3,584
Trecora Resources*	1,286	14,275
Tredegar Corp.	1,612	28,291
Trinseo SA	1,737	116,553
Tronox Ltd., Class A	4,040	74,538
Valhi, Inc.	1,231	4,038

		8,985,160

Construction Materials (0.1%)
Forterra, Inc.*	1,012	19,734
Headwaters, Inc.*	4,667	109,581
Summit Materials, Inc., Class A*	6,732	166,348
United States Lime & Minerals, Inc.	141	11,136
US Concrete, Inc.(x)*	911	58,805

		365,604

Containers & Packaging (0.1%)
AptarGroup, Inc.	1,600	123,184
Greif, Inc., Class A	1,539	84,784
Greif, Inc., Class B	357	23,312
Multi Packaging Solutions International Ltd.*	1,245	22,348
Myers Industries, Inc.	1,399	22,174
UFP Technologies, Inc.(x)*	388	10,049

		285,851

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (1.1%)
AK Steel Holding Corp.*	19,520	$140,349
Allegheny Technologies, Inc.(x)	6,903	123,978
Ampco-Pittsburgh Corp.	502	7,053
Carpenter Technology Corp.	2,944	109,811
Century Aluminum Co.*	3,013	38,235
Cliffs Natural Resources, Inc.*	17,691	145,243
Coeur Mining, Inc.*	11,186	90,383
Commercial Metals Co.	7,280	139,266
Detour Gold Corp.(x)*	74,200	850,327
Ferroglobe plc	4,251	43,913
Gold Resource Corp.(x)	3,091	13,971
Handy & Harman Ltd.*	188	5,114
Haynes International, Inc.	805	30,687
Hecla Mining Co.	24,382	128,981
Kaiser Aluminum Corp.	1,087	86,851
Materion Corp.	1,314	44,085
OceanaGold Corp.	321,750	953,261
Olympic Steel, Inc.	512	9,503
Ryerson Holding Corp.*	738	9,299
Schnitzer Steel Industries, Inc., Class A	1,681	34,713
Stillwater Mining Co.*	7,792	134,568
SunCoke Energy, Inc.*	4,095	36,691
TimkenSteel Corp.*	2,548	48,183
Worthington Industries, Inc.	2,747	123,862

		3,348,327

Paper & Forest Products (0.2%)
Boise Cascade Co.*	2,489	66,456
Clearwater Paper Corp.*	1,075	60,200
Deltic Timber Corp.	681	53,200
KapStone Paper and Packaging Corp.	5,391	124,532
Louisiana-Pacific Corp.*	9,066	225,019
Neenah Paper, Inc.	1,052	78,584
PH Glatfelter Co.	2,678	58,220
Schweitzer-Mauduit International, Inc.	1,932	80,023

		746,234

Total Materials		13,731,176

Real Estate (5.1%)
Equity Real Estate Investment Trusts (REITs) (4.9%)
Acadia Realty Trust (REIT)	4,973	149,488
Agree Realty Corp. (REIT)	1,484	71,173
Alexander’s, Inc. (REIT)	131	56,574
American Assets Trust, Inc. (REIT)	2,496	104,433
Armada Hoffler Properties, Inc. (REIT)	1,872	26,002
Ashford Hospitality Prime, Inc. (REIT)	1,758	18,652
Ashford Hospitality Trust, Inc. (REIT)	5,011	31,920
Bluerock Residential Growth REIT, Inc. (REIT)	1,361	16,754
Brandywine Realty Trust (REIT)	140,300	2,277,068
CareTrust REIT, Inc. (REIT)	3,646	61,326
CatchMark Timber Trust, Inc. (REIT), Class A	2,465	28,397
CBL & Associates Properties, Inc. (REIT)	10,738	102,441
Cedar Realty Trust, Inc. (REIT)	5,621	28,217
Chatham Lodging Trust (REIT)	2,288	45,188
Chesapeake Lodging Trust (REIT)	3,749	89,826
City Office REIT, Inc. (REIT)	1,659	20,157
Colony Starwood Homes (REIT)	4,294	145,781
Community Healthcare Trust, Inc. (REIT)	788	18,833
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	801	27,058
CoreSite Realty Corp. (REIT)	2,149	193,517
Cousins Properties, Inc. (REIT)	21,843	180,642
DiamondRock Hospitality Co. (REIT)	12,678	141,360
DuPont Fabros Technology, Inc. (REIT)	4,777	236,891
Easterly Government Properties, Inc. (REIT)	1,984	39,263
EastGroup Properties, Inc. (REIT)	2,025	148,898
Education Realty Trust, Inc. (REIT)	4,660	190,361
Farmland Partners, Inc. (REIT)(x)	1,190	13,292
FelCor Lodging Trust, Inc. (REIT)	8,437	63,362
First Industrial Realty Trust, Inc. (REIT)	7,426	197,754
First Potomac Realty Trust (REIT)	3,828	39,352
Four Corners Property Trust, Inc. (REIT)	3,809	86,959
Franklin Street Properties Corp. (REIT)	6,151	74,673
GEO Group, Inc. (The) (REIT)	4,989	231,340
Getty Realty Corp. (REIT)	1,593	40,255
Gladstone Commercial Corp. (REIT)	1,279	26,437
Global Medical REIT, Inc. (REIT)(x)	961	8,726
Global Net Lease, Inc. (REIT)*	3,751	90,324
Government Properties Income Trust (REIT)	4,307	90,146
Gramercy Property Trust (REIT)	8,981	236,200
Healthcare Realty Trust, Inc. (REIT)	7,239	235,268
Hersha Hospitality Trust (REIT)	2,658	49,944
Hudson Pacific Properties, Inc. (REIT)	7,347	254,500
Independence Realty Trust, Inc. (REIT)	3,512	32,907
InfraREIT, Inc. (REIT)*	2,507	45,126
Investors Real Estate Trust (REIT)	7,632	45,258
iStar, Inc. (REIT)*	4,672	55,130
Kite Realty Group Trust (REIT)	5,325	114,488
LaSalle Hotel Properties (REIT)	6,830	197,729
Lexington Realty Trust (REIT)	14,628	145,987
LTC Properties, Inc. (REIT)	77,815	3,727,338
Mack-Cali Realty Corp. (REIT)	5,702	153,612
MedEquities Realty Trust, Inc. (REIT)	1,306	14,640
Medical Properties Trust, Inc. (REIT)	18,623	240,050
Monmouth Real Estate Investment Corp. (REIT)	3,874	55,282
Monogram Residential Trust, Inc. (REIT)	10,758	107,257
National Health Investors, Inc. (REIT)	2,382	173,005
National Storage Affiliates Trust (REIT)	2,635	62,977
New Senior Investment Group, Inc. (REIT)	4,734	48,287
NexPoint Residential Trust, Inc. (REIT)	1,115	26,938
NorthStar Realty Europe Corp. (REIT)	3,721	43,126
One Liberty Properties, Inc. (REIT)	814	19,015
Parkway, Inc. (REIT)	2,730	54,300
Pebblebrook Hotel Trust (REIT)	4,555	133,052
Pennsylvania REIT (REIT)	4,290	64,951
Physicians Realty Trust (REIT)	9,233	183,460
Potlatch Corp. (REIT)	2,592	118,454

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Preferred Apartment Communities, Inc. (REIT), Class A	1,546	$20,423
PS Business Parks, Inc. (REIT)	1,264	145,057
QTS Realty Trust, Inc. (REIT), Class A	3,002	146,348
RAIT Financial Trust (REIT)	6,074	19,437
Ramco-Gershenson Properties Trust (REIT)	5,021	70,394
Retail Opportunity Investments Corp. (REIT)	6,602	138,840
Rexford Industrial Realty, Inc. (REIT)	4,217	94,967
RLJ Lodging Trust (REIT)	7,820	183,848
Ryman Hospitality Properties, Inc. (REIT)	2,745	169,723
Sabra Health Care REIT, Inc. (REIT)	4,050	113,117
Saul Centers, Inc. (REIT)	611	37,650
Select Income REIT (REIT)	4,056	104,604
Seritage Growth Properties (REIT), Class A(x)	1,591	68,652
Silver Bay Realty Trust Corp. (REIT)	2,147	46,096
STAG Industrial, Inc. (REIT)	4,733	118,420
Summit Hotel Properties, Inc. (REIT)	5,497	87,842
Sunstone Hotel Investors, Inc. (REIT)	41,970	643,399
Terreno Realty Corp. (REIT)	2,806	78,568
Tier REIT, Inc. (REIT)	3,004	52,149
UMH Properties, Inc. (REIT)	1,530	23,271
Universal Health Realty Income Trust (REIT)	786	50,697
Urban Edge Properties (REIT)	5,750	151,225
Urstadt Biddle Properties, Inc. (REIT), Class A	1,676	34,459
Washington Prime Group, Inc. (REIT)	11,814	102,664
Washington REIT (REIT)	4,692	146,766
Whitestone REIT (REIT)	1,724	23,860
Xenia Hotels & Resorts, Inc. (REIT)	6,624	113,072

		15,036,669

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	2,985	132,893
Altisource Portfolio Solutions SA(x)*	750	27,600
Consolidated-Tomoka Land Co.	280	14,991
Forestar Group, Inc.*	2,209	30,153
FRP Holdings, Inc.*	459	18,360
HFF, Inc., Class A	2,296	63,530
Kennedy-Wilson Holdings, Inc.	5,109	113,420
Marcus & Millichap, Inc.*	889	21,852
RE/MAX Holdings, Inc., Class A	1,141	67,832
RMR Group, Inc. (The), Class A	415	20,543
St Joe Co. (The)*	3,204	54,628
Stratus Properties, Inc.	391	10,713
Tejon Ranch Co.*	881	19,285
Trinity Place Holdings, Inc.(x)*	1,020	7,456

		603,256

Total Real Estate		15,639,925

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
ATN International, Inc.	624	43,942
Cincinnati Bell, Inc.*	2,705	47,879
Cogent Communications Holdings, Inc.	2,555	109,993
Consolidated Communications Holdings, Inc.(x)	3,146	73,679
FairPoint Communications, Inc.*	1,330	22,078
General Communication, Inc., Class A*	1,710	35,568
Globalstar, Inc.(x)*	23,827	38,123
Hawaiian Telcom Holdco, Inc.*	398	9,118
IDT Corp., Class B	1,039	13,216
Intelsat SA(x)*	2,039	8,462
Iridium Communications, Inc.(x)*	5,239	50,556
Lumos Networks Corp.*	1,202	21,275
ORBCOMM, Inc.*	117,414	1,121,304
pdvWireless, Inc.(x)*	631	13,787
Straight Path Communications, Inc., Class B(x)*	570	20,503
Vonage Holdings Corp.*	12,208	77,155
Windstream Holdings, Inc.(x)	11,595	63,193

		1,769,831

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	2,258	29,331
NII Holdings, Inc.*	3,359	4,367
Shenandoah Telecommunications Co.	2,965	83,168
Spok Holdings, Inc.	1,295	24,605

		141,471

Total Telecommunication Services		1,911,302

Utilities (3.6%)
Electric Utilities (1.5%)
ALLETE, Inc.	3,094	209,495
El Paso Electric Co.	2,557	129,129
Genie Energy Ltd., Class B	857	6,205
IDACORP, Inc.	43,211	3,584,784
MGE Energy, Inc.	2,176	141,440
Otter Tail Corp.	2,415	91,529
PNM Resources, Inc.	4,991	184,667
Portland General Electric Co.	5,594	248,485
Spark Energy, Inc., Class A(x)	314	10,032

		4,605,766

Gas Utilities (1.5%)
Chesapeake Utilities Corp.	942	65,186
Delta Natural Gas Co., Inc.	390	11,837
New Jersey Resources Corp.	5,280	209,088
Northwest Natural Gas Co.	1,733	102,420
ONE Gas, Inc.	3,253	219,903
South Jersey Industries, Inc.	5,101	181,851
Southwest Gas Holdings, Inc.	2,967	245,994
Spire, Inc.	49,053	3,311,077
WGL Holdings, Inc.	3,166	261,290

		4,608,646

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.*	7,535	19,968
Atlantica Yield plc	3,730	78,181
Dynegy, Inc.*	7,474	58,746
NRG Yield, Inc., Class A	2,233	38,832
NRG Yield, Inc., Class C	4,024	71,225
Ormat Technologies, Inc.	2,477	141,386
Pattern Energy Group, Inc.	3,985	80,218
TerraForm Global, Inc., Class A*	5,796	27,821
TerraForm Power, Inc., Class A*	5,562	68,802
Vivint Solar, Inc.(x)*	1,424	3,987

		589,166

Multi-Utilities (0.2%)
Avista Corp.	3,985	155,614
Black Hills Corp.	3,213	213,568
NorthWestern Corp.	3,005	176,394
Unitil Corp.	904	40,707

		586,283

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.2%)
American States Water Co.	2,225	$98,568
AquaVenture Holdings Ltd.*	322	5,497
Artesian Resources Corp., Class A	553	18,006
California Water Service Group	3,062	109,772
Connecticut Water Service, Inc.	5,708	303,379
Consolidated Water Co. Ltd.	995	11,592
Global Water Resources, Inc.(x)	477	4,150
Middlesex Water Co.	1,019	37,652
SJW Group	1,033	49,811
York Water Co. (The)	791	27,725

		666,152

Total Utilities		11,056,013

Total Common Stocks (85.2%) (Cost $177,153,707)		259,593,540

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.4%)
Energy (0.3%)
Energy Equipment & Services (0.3%)
Unit Corp. 6.625%, 5/15/21	$1,057,000	1,030,575

Total Energy		1,030,575

Industrials (0.1%)
Machinery (0.1%)
Mueller Industries, Inc. 6.000%, 3/1/27	246,000	244,475

Total Industrials		244,475

Total Corporate Bonds		1,275,050

Total Long-Term Debt Securities (0.4%) (Cost $1,260,425)		1,275,050

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)*†	9,594	7,987

Total Health Care		7,987

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)*†	2,504	—

Total Information Technology		—

Total Rights (0.0%) (Cost $—)		7,987

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	3,918,810	3,919,986

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.2%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,000,066, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $1,020,001.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $1,300,095, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $1,326,000.(xx)	1,300,000	1,300,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $2,500,271, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $2,744,966.(xx)	2,500,000	2,500,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $700,055, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $714,001.(xx)	700,000	700,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $421,950, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $430,360.(xx)	421,922	421,922
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $800,055, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $816,493.(xx)	800,000	800,000
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $400,036, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $408,246.(xx)	400,000	400,000

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $1,000,082, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $1,020,083.(xx)	$1,000,000	$1,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $750,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $765,054.(xx)	750,000	750,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,000,066, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		9,871,922

Total Short-Term Investments (4.5%) (Cost $13,791,906)		13,791,908

Total Investments (90.1%) (Cost $192,206,038)		274,668,485
Other Assets Less Liabilities (9.9%)		30,322,696

Net Assets (100%)		$304,991,181

*	Non-income producing.

†	Securities (totaling $7,987 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $9,812,385. This was secured by cash collateral of $9,871,922 which was subsequently invested in joint repurchase agreements with a total value of $9,871,922, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $242,958 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/6/17-8/15/45.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$17,033	$—	$—	$17,442	$—	$—
PennyMac Mortgage Investment Trust (REIT)	69,163	—	—	74,994	—	—

	$86,196	$—	$—	$92,436	$—	$—

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	469	June-17	$32,205,551	$32,464,180	$258,629

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$25,363,683	$28,943	$—		$25,392,626
Consumer Staples	8,814,708	888,123	—		9,702,831
Energy	10,563,340	1,447,632	—		12,010,972
Financials	54,135,935	—	—		54,135,935
Health Care	21,721,796	3,072,930	—		24,794,726
Industrials	57,815,406	—	—		57,815,406
Information Technology	33,402,628	—	—		33,402,628
Materials	13,731,176	—	—		13,731,176
Real Estate	15,639,925	—	—		15,639,925
Telecommunication Services	1,911,302	—	—		1,911,302
Utilities	11,056,013	—	—		11,056,013
Corporate Bonds
Energy	—	1,030,575	—		1,030,575
Industrials	—	244,475	—		244,475
Futures	258,629	—	—		258,629
Rights
Health Care	—	—	7,987		7,987
Information Technology	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	3,919,986	—	—		3,919,986
Repurchase Agreements	—	9,871,922	—		9,871,922

Total Assets	$258,334,527	$16,584,600	$7,987		$274,927,114

Total Liabilities	$—	$—	$—		$—

Total	$258,334,527	$16,584,600	$7,987		$274,927,114

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,980,315
Aggregate gross unrealized depreciation	(12,571,647)

Net unrealized appreciation	$82,408,668

Federal income tax cost of investments	$192,259,817

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund(x)	55,284	$13,117,235
SPDR S&P 500 Fund Trust	304,640	71,815,833
Vanguard S&P 500 Fund(x)	60,649	13,121,411

Total Exchange Traded Funds (29.8%) (Cost $93,419,522)		98,054,479

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (41.2%)
U.S. Treasury Notes
2.125%, 5/15/25	$137,549,000	135,485,766

Total Long-Term Debt Securities (41.2%) (Cost $138,686,091)		135,485,766

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (24.3%)
Goldman Sachs Financial Square Funds - Government Fund	15,907,836	15,907,836
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	15,583,186	15,583,186
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	15,420,862	15,420,862
JPMorgan Prime Money Market Fund, IM Shares	32,937,731	32,947,612

Total Investment Companies		79,859,496

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.7%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $500,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $510,000.(xx)	$500,000	500,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $800,059, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $816,000.(xx)	800,000	800,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $400,032, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $408,001.(xx)	400,000	400,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $7,719, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $8,474.(xx)	7,718	7,718
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $581,196, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $592,780.(xx)	581,157	581,157
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $20,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $20,412.(xx)	20,000	20,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $500,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $510,308.(xx)	500,000	500,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $750,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $765,054.(xx)	750,000	750,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $500,082, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $510,069.(xx)	500,000	500,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $1,000,082, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $1,020,083.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $500,032, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $510,000.(xx)	$500,000	$500,000

Total Repurchase Agreements		5,558,875

Total Short-Term Investments (26.0%) (Cost $85,418,106)		85,418,371

Total Investments (97.0%) (Cost $317,523,719)		318,958,616
Other Assets Less Liabilities (3.0%)		9,761,402

Net Assets (100%)		$328,720,018

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $5,435,946. This was secured by cash collateral of $5,558,875 which was subsequently invested in joint repurchase agreements with a total value of $5,558,875, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	703	June-17	$25,052,536	$25,693,644	$641,108
FTSE 100 Index	182	June-17	16,625,085	16,590,162	(34,923)
Russell 2000 Mini Index	233	June-17	15,946,470	16,128,260	181,790
S&P MidCap 400 E-Mini Index	142	June-17	24,274,778	24,398,440	123,662
TOPIX Index	120	June-17	16,621,839	16,302,883	(318,956)

					$592,681

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$98,054,479	$—	$—	$98,054,479
Futures	946,560	—	—	946,560
Short-Term Investments
Investment Companies	79,859,496	—	—	79,859,496
Repurchase Agreements	—	5,558,875	—	5,558,875
U.S. Treasury Obligations
U.S. Treasury Obligations	—	135,485,766	—	135,485,766

Total Assets	$178,860,535	$141,044,641	$—	$319,905,176

Liabilities:
Futures	$(353,879)	$—	$—	$(353,879)

Total Liabilities	$(353,879)	$—	$—	$(353,879)

Total	$178,506,656	$141,044,641	$—	$319,551,297

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,529,834
Aggregate gross unrealized depreciation	(3,264,019)

Net unrealized appreciation	$1,265,815

Federal income tax cost of investments	$317,692,801

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.6%)
Auto Components (1.0%)
Cooper Tire & Rubber Co.	4,848	$215,009
Cooper-Standard Holdings, Inc.*	99	10,982
Dana, Inc.	13,210	255,085
Dorman Products, Inc.*	11,000	903,430
Metaldyne Performance Group, Inc.	547	12,499
Modine Manufacturing Co.*	4,089	49,886
Motorcar Parts of America, Inc.*	108	3,319
Spartan Motors, Inc.	3,007	24,056
Standard Motor Products, Inc.	773	37,985
Strattec Security Corp.	319	8,868
Superior Industries International, Inc.	2,238	56,733
Tower International, Inc.	1,861	50,433

		1,628,285

Distributors (0.0%)
Weyco Group, Inc.	507	14,237

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	1,399	32,037
Ascent Capital Group, Inc., Class A*	936	13,226
Bridgepoint Education, Inc.*	1,630	17,392
Cambium Learning Group, Inc.*	1,018	4,988
Capella Education Co.	68	5,782
Career Education Corp.*	6,015	52,331
Carriage Services, Inc.	82	2,224
Chegg, Inc.(x)*	4,183	35,305
DeVry Education Group, Inc.	5,525	195,860
Houghton Mifflin Harcourt Co.*	3,719	37,748
K12, Inc.*	2,971	56,895
Laureate Education, Inc., Class A*	1,397	19,935
Liberty Tax, Inc.(x)	122	1,739
Regis Corp.*	3,361	39,391
Sotheby’s(x)*	1,905	86,638
Strayer Education, Inc.	532	42,821
Weight Watchers International, Inc.(x)*	198	3,083

		647,395

Hotels, Restaurants & Leisure (5.2%)
Belmond Ltd., Class A*	7,352	88,959
Biglari Holdings, Inc.*	84	36,286
Caesars Acquisition Co., Class A*	4,237	65,250
Caesars Entertainment Corp.(x)*	5,005	47,798
Carrols Restaurant Group, Inc.*	358	5,066
Century Casinos, Inc.*	967	7,311
Cracker Barrel Old Country Store, Inc.(x)	82	13,059
Del Frisco’s Restaurant Group, Inc.*	1,972	35,595
Del Taco Restaurants, Inc.*	2,271	30,113
Denny’s Corp.*	1,667	20,621
DineEquity, Inc.	687	37,387
El Pollo Loco Holdings, Inc.(x)*	1,851	22,119
Eldorado Resorts, Inc.(x)*	240	4,542
Empire Resorts, Inc.(x)*	265	6,426
Fiesta Restaurant Group, Inc.*	441	10,672
Fogo De Chao, Inc.*	457	7,426
Golden Entertainment, Inc.	733	9,698
ILG, Inc.	9,070	190,106
International Speedway Corp., Class A	2,273	83,987
Intrawest Resorts Holdings, Inc.*	1,445	36,139
J Alexander’s Holdings, Inc.*	1,190	11,960
Jack in the Box, Inc.	640	65,101
Kona Grill, Inc.(x)*	342	2,155
La Quinta Holdings, Inc.*	5,930	80,174
Luby’s, Inc.*	1,754	5,455
Marcus Corp. (The)	1,648	52,901
Marriott Vacations Worldwide Corp.	1,860	185,870
Monarch Casino & Resort, Inc.*	929	27,443
Noodles & Co.(x)*	320	1,840
Penn National Gaming, Inc.*	955	17,601
Pinnacle Entertainment, Inc.*	4,393	85,751
Red Lion Hotels Corp.*	1,225	8,636
Red Robin Gourmet Burgers, Inc.*	912	53,306
Ruby Tuesday, Inc.*	5,420	15,230
Speedway Motorsports, Inc.	953	17,955
Tropicana Entertainment, Inc.*	112,200	3,590,399
endy’s Co. (The)	286,200	3,895,181

		8,875,518

Household Durables (1.5%)
AV Homes, Inc.(x)*	754	12,403
Bassett Furniture Industries, Inc.	430	11,567
Beazer Homes USA, Inc.*	2,897	35,141
Century Communities, Inc.*	1,276	32,410
CSS Industries, Inc.	766	19,855
Flexsteel Industries, Inc.	565	28,476
GoPro, Inc., Class A(x)*	8,788	76,456
Green Brick Partners, Inc.(x)*	32,051	318,907
Hooker Furniture Corp.	929	28,845
Hovnanian Enterprises, Inc., Class A(x)*	11,143	25,295
KB Home(x)	5,811	115,523
La-Z-Boy, Inc.	2,480	66,960
LGI Homes, Inc.(x)*	91	3,086
Libbey, Inc.	1,833	26,725
Lifetime Brands, Inc.	1,022	20,542
M/I Homes, Inc.*	1,730	42,385
MDC Holdings, Inc.	2,235	67,162
Meritage Homes Corp.*	3,140	115,552
NACCO Industries, Inc., Class A	345	24,081
New Home Co., Inc. (The)*	887	9,278
Newell Brands, Inc.	7,900	372,643
TopBuild Corp.*	2,976	139,872
TRI Pointe Group, Inc.*	73,610	923,068
UCP, Inc., Class A*	718	7,288
William Lyon Homes, Class A(x)*	2,185	45,055
ZAGG, Inc.*	2,198	15,826

		2,584,401

Internet & Direct Marketing Retail (0.0%)
1-800-Flowers.com, Inc., Class A*	1,435	14,637
FTD Cos., Inc.*	1,579	31,802
Gaia, Inc.*	275	2,736
Lands’ End, Inc.(x)*	1,354	29,043

		78,218

Leisure Products (0.1%)
Acushnet Holdings Corp.*	721	12,459
Callaway Golf Co.	5,306	58,737
Escalade, Inc.	914	11,791
JAKKS Pacific, Inc.*	1,398	7,689
Johnson Outdoors, Inc., Class A	424	15,476

		106,152

Media (4.2%)
AMC Entertainment Holdings, Inc., Class A	3,592	112,968
Daily Journal Corp.(x)*	32	6,857
Entercom Communications Corp., Class A(x)	2,346	33,548
Eros International plc(x)*	2,669	27,491
EW Scripps Co. (The), Class A*	5,275	123,646
Gannett Co., Inc.	10,288	86,213
Global Eagle Entertainment, Inc.(x)*	3,924	12,518
Gray Television, Inc.*	2,199	31,886
Hemisphere Media Group, Inc.*	81	952

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Liberty Media Corp-Liberty Braves, Class A*	779	$18,649
Liberty Media Corp-Liberty Braves, Class C*	2,634	62,294
Liberty Media Corp-Liberty Formula One, Class A*	1,689	55,230
Liberty Media Corp-Liberty Formula One, Class C*	3,286	112,217
Lions Gate Entertainment Corp., Class B*	31,884	777,331
Live Nation Entertainment, Inc.*	145,000	4,403,649
Loral Space & Communications, Inc.*	6,100	240,340
MDC Partners, Inc., Class A(x)	3,250	30,550
Meredith Corp.	3,346	216,152
MSG Networks, Inc., Class A*	3,571	83,383
National CineMedia, Inc.	5,624	71,031
New Media Investment Group, Inc.	3,160	44,904
New York Times Co. (The), Class A	11,082	159,581
Nexstar Media Group, Inc., Class A	1,221	85,653
Promotora de Informaciones SA (ADR)*	26,310	121,026
Reading International, Inc., Class A*	1,153	17,918
Saga Communications, Inc., Class A	318	16,234
Salem Media Group, Inc.	1,007	7,502
Scholastic Corp.	2,426	103,275
Time, Inc.	9,102	176,124
Townsquare Media, Inc., Class A*	833	10,146
tronc, Inc.(x)*	974	13,558

		7,262,826

Multiline Retail (0.0%)
Fred’s, Inc., Class A(x)	2,997	39,261
Sears Holdings Corp.(x)*	794	9,123
Tuesday Morning Corp.*	4,048	15,180

		63,564

Specialty Retail (1.6%)
Aaron’s, Inc.	5,826	173,265
Abercrombie & Fitch Co., Class A(x)	6,100	72,773
American Eagle Outfitters, Inc.	1,493	20,947
America’s Car-Mart, Inc.*	713	25,989
Ascena Retail Group, Inc.*	10,200	43,452
At Home Group, Inc.(x)*	460	6,974
Barnes & Noble Education, Inc.*	3,620	34,716
Barnes & Noble, Inc.	5,666	52,411
Big 5 Sporting Goods Corp.	1,589	23,994
Boot Barn Holdings, Inc.(x)*	1,189	11,759
Buckle, Inc. (The)(x)	1,704	31,694
Build-A-Bear Workshop, Inc.*	1,145	10,133
Caleres, Inc.	3,707	97,939
Camping World Holdings, Inc., Class A	61	1,967
Cato Corp. (The), Class A	1,847	40,560
Chico’s FAS, Inc.	1,219	17,310
Citi Trends, Inc.	1,284	21,828
Conn’s, Inc.(x)*	1,845	16,144
Container Store Group, Inc. (The)*	1,097	4,640
Destination XL Group, Inc.*	922	2,628
DSW, Inc., Class A	5,891	121,826
Express, Inc.*	6,699	61,028
Finish Line, Inc. (The), Class A(x)	2,604	37,055
Genesco, Inc.*	1,572	87,167
Group 1 Automotive, Inc.	1,404	104,008
Guess?, Inc.(x)	5,472	61,013
Haverty Furniture Cos., Inc.	1,618	39,398
Hibbett Sports, Inc.*	424	12,508
Kirkland’s, Inc.*	747	9,263
Lumber Liquidators Holdings, Inc.(x)*	2,384	50,040
MarineMax, Inc.*	982	21,260
Office Depot, Inc.	45,511	212,309
Party City Holdco, Inc.(x)*	1,364	19,164
Penske Automotive Group, Inc.	14,000	655,339
Pier 1 Imports, Inc.	6,228	44,592
Rent-A-Center, Inc.(x)	4,670	41,423
RH(x)*	3,418	158,117
Sears Hometown and Outlet Stores, Inc.(x)*	1,047	4,083
Shoe Carnival, Inc.	1,195	29,361
Sonic Automotive, Inc., Class A	2,397	48,060
Sportsman’s Warehouse Holdings, Inc.*	158	755
Stage Stores, Inc.(x)	2,335	6,048
Tailored Brands, Inc.	3,087	46,120
Tilly’s, Inc., Class A	1,078	9,724
Vitamin Shoppe, Inc.*	2,050	41,308
West Marine, Inc.*	1,667	15,903
Zumiez, Inc.*	1,627	29,774

		2,677,769

Textiles, Apparel & Luxury Goods (0.6%)
Deckers Outdoor Corp.*	2,669	159,419
Delta Apparel, Inc.*	648	11,424
Fossil Group, Inc.(x)*	3,656	63,797
G-III Apparel Group Ltd.*	781	17,096
Iconix Brand Group, Inc.*	3,894	29,283
Movado Group, Inc.	17,784	443,711
Perry Ellis International, Inc.*	1,122	24,101
Sequential Brands Group, Inc.*	3,744	14,564
Unifi, Inc.*	1,404	39,860
Vera Bradley, Inc.*	511	4,757
Vince Holding Corp.(x)*	1,810	2,806
Wolverine World Wide, Inc.	7,209	180,009

		990,827

Total Consumer Discretionary		24,929,192

Consumer Staples (2.8%)
Beverages (0.3%)
Craft Brew Alliance, Inc.*	741	9,892
Crimson Wine Group Ltd.(x)*	42,400	424,000

		433,892

Food & Staples Retailing (0.4%)
Andersons, Inc. (The)	2,350	89,065
Chefs’ Warehouse, Inc. (The)*	159	2,210
Ingles Markets, Inc., Class A	1,221	52,686
Natural Grocers by Vitamin Cottage, Inc.(x)*	848	8,811
Smart & Final Stores, Inc.*	671	8,119
SpartanNash Co.	3,268	114,347
SUPERVALU, Inc.(x)*	23,510	90,749
United Natural Foods, Inc.*	4,386	189,606
Village Super Market, Inc., Class A	647	17,146
Weis Markets, Inc.	848	50,583

		623,322

Food Products (0.6%)
AdvancePierre Foods Holdings, Inc.	713	22,224
Alico, Inc.(x)	1,465	38,676
Cal-Maine Foods, Inc.(x)	621	22,853
Darling Ingredients, Inc.*	10,622	154,231
Dean Foods Co.	4,073	80,075
Fresh Del Monte Produce, Inc.	2,692	159,447
John B Sanfilippo & Son, Inc.	560	40,986
Landec Corp.*	1,867	22,404
Limoneira Co.	86	1,798
Omega Protein Corp.	1,697	34,025

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sanderson Farms, Inc.	1,777	$184,524
Seaboard Corp.	22	91,728
Seneca Foods Corp., Class A*	589	21,263
Snyder’s-Lance, Inc.	7,115	286,807

		1,161,041

Household Products (0.1%)
Central Garden & Pet Co.(x)*	777	28,803
Central Garden & Pet Co., Class A*	2,616	90,828
Oil-Dri Corp. of America	431	16,063

		135,694

Personal Products (1.2%)
Avon Products, Inc.*	30,610	134,684
elf Beauty, Inc.(x)*	457	13,162
Inter Parfums, Inc.	55,659	2,034,336
Nature’s Sunshine Products, Inc.	753	7,530
Nutraceutical International Corp.	731	22,771
Revlon, Inc., Class A*	748	20,832
Synutra International, Inc.*	1,489	8,860

		2,242,175

Tobacco (0.2%)
Alliance One International, Inc.*	787	10,113
Turning Point Brands, Inc.*	270	4,212
Universal Corp.	2,152	152,254
Vector Group Ltd.(x)	4,671	97,157

		263,736

Total Consumer Staples		4,859,860

Energy (4.0%)
Energy Equipment & Services (1.4%)
Archrock, Inc.	6,191	76,768
Atwood Oceanics, Inc.(x)*	6,774	64,556
Bristow Group, Inc.	3,049	46,375
CARBO Ceramics, Inc.(x)*	1,902	24,802
Dawson Geophysical Co.*	1,837	10,214
Era Group, Inc.*	1,653	21,919
Exterran Corp.*	2,839	89,287
Fairmount Santrol Holdings, Inc.*	7,970	58,420
Forum Energy Technologies, Inc.*	5,460	113,022
Geospace Technologies Corp.*	1,175	19,070
Helix Energy Solutions Group, Inc.*	12,389	96,263
Hornbeck Offshore Services, Inc.(x)*	2,969	13,153
Independence Contract Drilling, Inc.*	2,666	14,690
Keane Group, Inc.*	2,494	35,664
Mammoth Energy Services, Inc.(x)*	541	11,637
Matrix Service Co.*	2,396	39,534
McDermott International, Inc.*	21,431	144,659
Natural Gas Services Group, Inc.*	1,076	28,030
Newpark Resources, Inc.*	7,466	60,475
Oil States International, Inc.*	4,596	152,357
Parker Drilling Co.*	10,875	19,031
PHI, Inc. (Non-Voting)*	883	10,578
Pioneer Energy Services Corp.*	6,421	25,684
RigNet, Inc.*	1,068	22,909
SEACOR Holdings, Inc.*	1,405	97,212
Seadrill Ltd.(x)*	34,149	56,346
Smart Sand, Inc.*	874	14,203
Subsea 7 SA (ADR)*	60,000	926,999
TerraVest Capital, Inc.	300	2,112
Tesco Corp.*	4,105	33,045
TETRA Technologies, Inc.*	2,952	12,015
Tidewater, Inc.(x)*	4,206	4,837
Unit Corp.*	4,478	108,188
Willbros Group, Inc.*	3,900	10,686

		2,464,740

Oil, Gas & Consumable Fuels (2.6%)
Abraxas Petroleum Corp.*	6,864	13,865
Adams Resources & Energy, Inc.	183	6,835
Alon USA Energy, Inc.	2,864	34,912
Ardmore Shipping Corp.	2,515	20,246
Bill Barrett Corp.*	5,521	25,121
California Resources Corp.(x)*	2,869	43,150
Clayton Williams Energy, Inc.*	539	71,191
Clean Energy Fuels Corp.*	8,561	21,831
Cobalt International Energy, Inc.(x)*	36,918	19,692
Contango Oil & Gas Co.*	2,108	15,431
CVR Energy, Inc.(x)	1,319	26,486
Delek US Holdings, Inc.	5,476	132,903
Denbury Resources, Inc.*	31,013	80,014
DHT Holdings, Inc.	8,304	37,119
Dorian LPG Ltd.*	2,198	23,145
Earthstone Energy, Inc.(x)*	99	1,263
Eclipse Resources Corp.*	5,222	13,264
EP Energy Corp., Class A(x)*	3,446	16,369
Erin Energy Corp.*	985	2,364
EXCO Resources, Inc.(x)*	12,627	7,827
Frontline Ltd.(x)	5,858	39,483
GasLog Ltd.	3,671	56,350
Gener8 Maritime, Inc.*	3,708	21,024
Golar LNG Ltd.(x)	8,398	234,556
Green Plains, Inc.(x)	3,176	78,606
International Seaways, Inc.*	1,350	25,812
Jagged Peak Energy, Inc.*	2,015	26,276
Jones Energy, Inc., Class A(x)*	5,931	15,124
Navigator Holdings Ltd.*	10,800	148,500
Navios Maritime Acquisition Corp.	7,356	12,652
Nordic American Tankers Ltd.(x)	8,674	70,953
Northern Oil and Gas, Inc.(x)*	4,185	10,881
Oasis Petroleum, Inc.*	20,652	294,498
Overseas Shipholding Group, Inc., Class A*	3,052	11,781
Pacific Ethanol, Inc.*	2,622	17,961
Panhandle Oil and Gas, Inc., Class A	651	12,499
Par Pacific Holdings, Inc.(x)*	31,428	518,247
PDC Energy, Inc.*	4,962	309,380
Permian Basin Royalty Trust	63,100	589,984
Renewable Energy Group, Inc.*	2,984	31,183
REX American Resources Corp.*	511	46,240
Ring Energy, Inc.*	3,604	38,995
RSP Permian, Inc.*	8,710	360,854
Sanchez Energy Corp.(x)*	3,406	32,493
Scorpio Tankers, Inc.	14,031	62,298
SemGroup Corp., Class A	5,853	210,708
Ship Finance International Ltd.(x)	5,333	78,395
SRC ENERGY, Inc.(x)*	14,776	124,709
Teekay Corp.	4,321	39,537
Teekay Tankers Ltd., Class A	10,578	21,685
W&T Offshore, Inc.(x)*	3,280	9,086
Western Refining, Inc.	7,150	250,751
Westmoreland Coal Co.*	1,718	24,945
WildHorse Resource Development Corp.*	1,236	15,376

		4,454,850

Total Energy		6,919,590

Financials (29.7%)
Banks (10.2%)
1st Source Corp.	1,403	65,871
Access National Corp.(x)	736	22,095
ACNB Corp.	527	15,204
Allegiance Bancshares, Inc.*	900	33,480
American National Bankshares, Inc.	717	26,708
Ameris Bancorp	848	39,093
Ames National Corp.	758	23,195

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Arrow Financial Corp.	1,011	$34,273
Atlantic Capital Bancshares, Inc.*	1,279	24,237
Banc of California, Inc.(x)	1,269	26,268
BancFirst Corp.	700	62,930
Banco Latinoamericano de Comercio Exterior SA, Class E	2,545	70,598
Bancorp, Inc. (The)*	4,529	23,098
BancorpSouth, Inc.	7,703	233,016
Bank of Marin Bancorp	534	34,363
Bank of NT Butterfield & Son Ltd. (The)	907	28,942
Bankwell Financial Group, Inc.	438	15,063
Banner Corp.	2,614	145,443
Bar Harbor Bankshares	1,328	43,914
Berkshire Hills Bancorp, Inc.	2,866	103,319
Blue Hills Bancorp, Inc.	2,027	36,182
BNC Bancorp	3,260	114,263
Boston Private Financial Holdings, Inc.	7,229	118,556
Bridge Bancorp, Inc.	1,499	52,465
Brookline Bancorp, Inc.	6,154	96,310
Bryn Mawr Bank Corp.	1,497	59,132
BSB Bancorp, Inc.*	728	20,566
C&F Financial Corp.	290	13,427
California First National Bancorp	163	2,641
Camden National Corp.	1,371	60,379
Capital Bank Financial Corp., Class A	1,196	51,906
Capital City Bank Group, Inc.	1,001	21,411
Capstar Financial Holdings, Inc.*	115	2,193
Cardinal Financial Corp.	2,626	78,622
Carolina Financial Corp.	1,020	30,600
Cascade Bancorp*	2,893	22,305
Cathay General Bancorp	6,558	247,105
CenterState Banks, Inc.	4,291	111,137
Central Pacific Financial Corp.	2,728	83,313
Central Valley Community Bancorp	784	16,072
Century Bancorp, Inc., Class A	278	16,909
Chemical Financial Corp.	3,937	201,378
Chemung Financial Corp.	275	10,863
Citizens & Northern Corp.	1,026	23,885
City Holding Co.	1,308	84,340
CNB Financial Corp.	1,237	29,552
CoBiz Financial, Inc.	3,003	50,450
Codorus Valley Bancorp, Inc.(x)	722	18,707
Columbia Banking System, Inc.	5,126	199,863
Community Bank System, Inc.	3,760	206,725
Community Trust Bancorp, Inc.	1,363	62,357
ConnectOne Bancorp, Inc.	2,581	62,589
County Bancorp, Inc.	131	3,807
CU Bancorp*	1,283	50,871
Customers Bancorp, Inc.*	1,327	41,840
CVB Financial Corp.	8,925	197,153
Eagle Bancorp, Inc.*	590	35,223
Enterprise Bancorp, Inc.	814	28,295
Enterprise Financial Services Corp.	1,832	77,677
Equity Bancshares, Inc., Class A*	476	15,123
Farmers Capital Bank Corp.	661	26,704
Farmers National Banc Corp.	2,216	31,800
FB Financial Corp.(x)*	485	17,150
FCB Financial Holdings, Inc., Class A*	2,711	134,330
Fidelity Southern Corp.	1,876	41,985
Financial Institutions, Inc.	1,241	40,891
First Bancorp	1,774	51,960
First BanCorp*	10,766	60,828
First Bancorp, Inc.	902	24,580
First Busey Corp.	2,775	81,585
First Business Financial Services, Inc.	713	18,509
First Citizens BancShares, Inc., Class A	670	224,698
First Commonwealth Financial Corp.	7,965	105,616
First Community Bancshares, Inc.	1,395	34,833
First Community Financial Partners, Inc.*	1,243	15,848
First Connecticut Bancorp, Inc.	957	23,734
First Financial Bancorp	5,464	149,987
First Financial Bankshares, Inc.(x)	2,139	85,774
First Financial Corp.	893	42,418
First Financial Northwest, Inc.	690	12,192
First Foundation, Inc.*	1,604	24,878
First Internet Bancorp	479	14,131
First Interstate BancSystem, Inc., Class A	1,769	70,141
First Merchants Corp.	3,557	139,861
First Mid-Illinois Bancshares, Inc.	709	23,993
First Midwest Bancorp, Inc.	7,730	183,046
First NBC Bank Holding Co.(x)*	1,424	5,696
First Northwest Bancorp*	1,031	15,981
First of Long Island Corp. (The)	1,917	51,855
Flushing Financial Corp.	2,511	67,471
FNB Corp.	28,157	418,694
Franklin Financial Network, Inc.*	710	27,513
Fulton Financial Corp.	15,179	270,945
German American Bancorp, Inc.	1,271	60,169
Glacier Bancorp, Inc.	6,745	228,858
Great Southern Bancorp, Inc.	966	48,783
Great Western Bancorp, Inc.	5,246	222,483
Green Bancorp, Inc.*	1,884	33,535
Guaranty Bancorp	1,347	32,799
Hancock Holding Co.	7,423	338,117
Hanmi Financial Corp.	2,828	86,961
HarborOne Bancorp, Inc.*	1,208	22,940
Heartland Financial USA, Inc.	2,031	101,448
Heritage Commerce Corp.	2,121	29,906
Heritage Financial Corp.	2,655	65,711
Heritage Oaks Bancorp	2,169	28,956
Hilltop Holdings, Inc.	6,646	182,566
HomeTrust Bancshares, Inc.*	1,515	35,603
Hope Bancorp, Inc.	11,344	217,464
Horizon Bancorp	1,735	45,492
IBERIABANK Corp.	4,433	350,649
Independent Bank Corp.	4,105	186,288
Independent Bank Group, Inc.	1,002	64,429
International Bancshares Corp.	4,849	171,655
Investors Bancorp, Inc.	26,186	376,554
Lakeland Bancorp, Inc.	3,500	68,600
Lakeland Financial Corp.	2,161	93,182
LCNB Corp.	753	17,959
LegacyTexas Financial Group, Inc.	3,919	156,368
Macatawa Bank Corp.	2,373	23,445
MainSource Financial Group, Inc.	2,073	68,264
MB Financial, Inc.	6,738	288,521
MBT Financial Corp.	1,577	17,899
Mercantile Bank Corp.	1,423	48,951
Merchants Bancshares, Inc.	515	25,081
Middleburg Financial Corp.	414	16,577
Midland States Bancorp, Inc.	343	11,796
MidWestOne Financial Group, Inc.	744	25,512
MutualFirst Financial, Inc.	471	14,860
National Bankshares, Inc.(x)	605	22,718
National Commerce Corp.*	759	27,779
NBT Bancorp, Inc.	3,696	137,011

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Nicolet Bankshares, Inc.*	683	$32,333
Northrim BanCorp, Inc.	610	18,331
OFG Bancorp	3,923	46,291
Old Line Bancshares, Inc.	562	16,006
Old National Bancorp	11,734	203,585
Old Second Bancorp, Inc.	2,342	26,348
Opus Bank	449	9,047
Orrstown Financial Services, Inc.	485	10,840
Pacific Continental Corp.	1,715	42,018
Pacific Mercantile Bancorp*	1,372	10,359
Pacific Premier Bancorp, Inc.*	1,630	62,837
Paragon Commercial Corp.*	32	1,712
Park National Corp.	1,170	123,084
Park Sterling Corp.	3,147	38,740
Peapack Gladstone Financial Corp.(x)	1,439	42,580
Penns Woods Bancorp, Inc.	402	17,467
Peoples Bancorp, Inc.	1,443	45,685
Peoples Financial Services Corp.	615	25,707
People’s Utah Bancorp	1,152	30,470
Pinnacle Financial Partners, Inc.	3,551	235,964
Preferred Bank	1,082	58,060
Premier Financial Bancorp, Inc.	828	17,413
PrivateBancorp, Inc.	6,969	413,749
Prosperity Bancshares, Inc.	5,899	411,218
QCR Holdings, Inc.	1,072	45,399
Renasant Corp.	3,813	151,338
Republic Bancorp, Inc., Class A	856	29,438
Republic First Bancorp, Inc.*	4,202	34,877
S&T Bancorp, Inc.	3,034	104,976
Sandy Spring Bancorp, Inc.	2,113	86,612
Seacoast Banking Corp. of Florida*	2,689	64,482
Shore Bancshares, Inc.	1,135	18,966
Sierra Bancorp	1,039	28,500
Simmons First National Corp., Class A	2,615	144,217
South State Corp.	2,294	204,969
Southern First Bancshares, Inc.(x)*	512	16,717
Southern National Bancorp of Virginia, Inc.	988	16,727
Southside Bancshares, Inc.	2,263	75,969
Southwest Bancorp, Inc.	1,631	42,651
State Bank Financial Corp.	3,146	82,174
Sterling Bancorp	11,230	266,151
Stock Yards Bancorp, Inc.	1,901	77,276
Stonegate Bank	1,116	52,552
Summit Financial Group, Inc.(x)	746	16,069
Sun Bancorp, Inc.	945	23,058
Texas Capital Bancshares, Inc.*	4,059	338,723
Tompkins Financial Corp.	1,284	103,426
Towne Bank	4,980	161,352
TriCo Bancshares	1,820	64,665
TriState Capital Holdings, Inc.*	1,996	46,607
Triumph Bancorp, Inc.*	1,403	36,197
Trustmark Corp.	5,952	189,214
UMB Financial Corp.	3,941	296,796
Umpqua Holdings Corp.	19,440	344,865
Union Bankshares Corp.	3,840	135,091
United Bankshares, Inc.(x)	6,107	258,021
United Community Banks, Inc.	6,269	173,589
Univest Corp. of Pennsylvania	2,218	57,446
Valley National Bancorp	22,043	260,107
Veritex Holdings, Inc.*	672	18,897
Washington Trust Bancorp, Inc.	1,335	65,816
WashingtonFirst Bankshares, Inc.	756	21,168
Webster Financial Corp.	8,090	404,823
WesBanco, Inc.	3,554	135,443
West Bancorporation, Inc.	1,417	32,520
Westamerica Bancorporation(x)	2,181	121,765
Wintrust Financial Corp.	4,552	314,633
Xenith Bankshares, Inc.*	617	15,653

		17,382,597

Capital Markets (3.9%)
Actua Corp.*	3,239	45,508
Arlington Asset Investment Corp., Class A(x)	2,009	28,387
Associated Capital Group, Inc., Class A	117,197	4,236,671
B. Riley Financial, Inc.	805	12,075
BGC Partners, Inc., Class A	200	2,272
Clarke, Inc.(x)	3,700	30,049
Cowen Group, Inc., Class A*	2,200	32,890
Dundee Corp., Class A*	151,400	460,256
FBR & Co.	548	9,891
Federated Investors, Inc., Class B	14,600	384,564
GAIN Capital Holdings, Inc.	2,798	23,307
GAMCO Investors, Inc., Class A	5,749	170,113
Greenhill & Co., Inc.	650	19,045
INTL. FCStone, Inc.*	1,320	50,107
Investment Technology Group, Inc.	2,530	51,233
Janus Capital Group, Inc.	12,830	169,356
KCG Holdings, Inc., Class A*	3,412	60,836
Ladenburg Thalmann Financial Services, Inc.*	8,110	20,113
Manning & Napier, Inc.	1,352	7,706
Medley Management, Inc., Class A	304	2,523
OM Asset Management plc	1,163	17,585
Oppenheimer Holdings, Inc., Class A	622	10,636
Piper Jaffray Cos.	1,305	83,324
PJT Partners, Inc., Class A	1,566	54,951
Pzena Investment Management, Inc., Class A	323	3,178
Safeguard Scientifics, Inc.*	1,820	23,114
Senvest Capital, Inc.*	1,110	143,657
Stifel Financial Corp.*	5,693	285,732
Virtu Financial, Inc., Class A	159	2,703
Virtus Investment Partners, Inc.(x)	431	45,643
Waddell & Reed Financial, Inc., Class A	6,351	107,967
Walter Investment Management Corp.(x)*	1,658	1,791
Wins Finance Holdings, Inc.(x)*	119	17,254

		6,614,437

Consumer Finance (0.4%)
Encore Capital Group, Inc.(x)*	2,117	65,204
Enova International, Inc.*	2,430	36,086
EZCORP, Inc., Class A*	4,539	36,993
FirstCash, Inc.	1,790	87,979
Green Dot Corp., Class A*	3,153	105,183
LendingClub Corp.*	16,205	88,965
Nelnet, Inc., Class A	1,775	77,852
PRA Group, Inc.*	4,091	135,616
Regional Management Corp.*	884	17,176
World Acceptance Corp.(x)*	552	28,583

		679,637

Diversified Financial Services (9.6%)
FNFV Group*	5,922	78,467
Marlin Business Services Corp.	703	18,102
NewStar Financial, Inc.	2,042	21,604
On Deck Capital, Inc.(x)*	3,910	19,706
Onex Corp.	48,200	3,471,094
PICO Holdings, Inc.*	1,474	20,636
Texas Pacific Land Trust	45,500	12,728,626

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Tiptree, Inc.	1,951	$14,242

		16,372,477

Insurance (2.5%)
Ambac Financial Group, Inc.*	3,840	72,422
American Equity Investment Life Holding Co.	7,484	176,847
AMERISAFE, Inc.	427	27,712
Argo Group International Holdings Ltd.	2,533	171,737
Atlas Financial Holdings, Inc.*	519	7,084
Baldwin & Lyons, Inc., Class B	840	20,538
Blue Capital Reinsurance Holdings Ltd.	551	10,634
Citizens, Inc.(x)*	4,304	31,979
CNO Financial Group, Inc.	15,916	326,278
Donegal Group, Inc., Class A	793	13,973
EMC Insurance Group, Inc.	772	21,662
Employers Holdings, Inc.	2,821	107,057
Enstar Group Ltd.*	1,016	194,361
FBL Financial Group, Inc., Class A	874	57,203
Federated National Holding Co.	1,160	20,219
Fidelity & Guaranty Life(x)	1,044	29,023
Genworth Financial, Inc., Class A*	42,875	176,645
Global Indemnity Ltd.*	744	28,637
Greenlight Capital Re Ltd., Class A*	51,643	1,141,311
Hallmark Financial Services, Inc.*	1,315	14,531
HCI Group, Inc.(x)	787	35,871
Heritage Insurance Holdings, Inc.	2,467	31,504
Horace Mann Educators Corp.	3,553	145,851
Independence Holding Co.	659	12,257
Infinity Property & Casualty Corp.	961	91,776
Investors Title Co.	136	21,508
James River Group Holdings Ltd.	1,284	55,032
Kemper Corp.	3,479	138,812
Kinsale Capital Group, Inc.	524	16,789
Maiden Holdings Ltd.	4,970	69,580
MBIA, Inc.*	11,591	98,176
National General Holdings Corp.	1,651	39,228
National Western Life Group, Inc., Class A	190	57,790
Navigators Group, Inc. (The)	1,998	108,491
OneBeacon Insurance Group Ltd., Class A	1,671	26,736
RLI Corp.	597	35,832
Safety Insurance Group, Inc.	1,275	89,378
Selective Insurance Group, Inc.	5,026	236,976
State Auto Financial Corp.	1,309	35,932
State National Cos., Inc.	2,459	35,410
Stewart Information Services Corp.	2,034	89,862
Third Point Reinsurance Ltd.*	5,510	66,671
United Fire Group, Inc.	1,922	82,204
United Insurance Holdings Corp.	416	6,635
Universal Insurance Holdings, Inc.(x)	820	20,090

		4,298,244

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AG Mortgage Investment Trust, Inc. (REIT)	2,514	45,378
Altisource Residential Corp. (REIT)	4,733	72,178
Anworth Mortgage Asset Corp. (REIT)	8,572	47,575
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,310	137,501
Ares Commercial Real Estate Corp. (REIT)	2,455	32,848
ARMOUR Residential REIT, Inc. (REIT)(x)	3,294	74,812
Capstead Mortgage Corp. (REIT)	8,647	91,139
CYS Investments, Inc. (REIT)	13,498	107,309
Dynex Capital, Inc. (REIT)	3,978	28,204
Great Ajax Corp. (REIT)	1,337	17,448
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	4,060	82,012
Invesco Mortgage Capital, Inc. (REIT)	10,070	155,279
Ladder Capital Corp. (REIT)	3,590	51,840
MTGE Investment Corp. (REIT)	4,192	70,216
New Residential Investment Corp. (REIT)	26,278	446,201
New York Mortgage Trust, Inc. (REIT)(x)	10,000	61,700
Orchid Island Capital, Inc. (REIT)(x)	2,108	21,059
Owens Realty Mortgage, Inc. (REIT)	697	12,407
PennyMac Mortgage Investment Trust (REIT)‡	6,121	108,648
Redwood Trust, Inc. (REIT)	6,527	108,413
Resource Capital Corp. (REIT)	2,751	26,877
Western Asset Mortgage Capital Corp. (REIT)	3,760	36,735

		1,835,779

Thrifts & Mortgage Finance (2.0%)
Astoria Financial Corp.	8,218	168,551
Bank Mutual Corp.	3,676	34,554
BankFinancial Corp.	1,383	20,081
Bear State Financial, Inc.	1,665	15,651
Beneficial Bancorp, Inc.	6,218	99,488
BofI Holding, Inc.(x)*	357	9,328
Capitol Federal Financial, Inc.	11,279	165,012
Charter Financial Corp.	1,235	24,292
Clifton Bancorp, Inc.	1,966	31,830
Dime Community Bancshares, Inc.	2,845	57,754
ESSA Bancorp, Inc.	737	10,745
EverBank Financial Corp.	9,184	178,904
Federal Agricultural Mortgage Corp., Class C	780	44,905
First Defiance Financial Corp.	790	39,113
Flagstar Bancorp, Inc.*	1,882	53,054
Greene County Bancorp, Inc.(x)	202	4,717
Hingham Institution for Savings	65	11,495
Home Bancorp, Inc.	442	14,918
HomeStreet, Inc.*	2,137	59,729
Impac Mortgage Holdings, Inc.(x)*	965	12,024
Kearny Financial Corp.	7,717	116,141
Meridian Bancorp, Inc.	3,676	67,271
Meta Financial Group, Inc.	742	65,667
MGIC Investment Corp.*	30,340	307,344
Nationstar Mortgage Holdings, Inc.(x)*	1,476	23,262
NMI Holdings, Inc., Class A*	4,383	49,966
Northfield Bancorp, Inc.	3,417	61,574
Northwest Bancshares, Inc.	8,311	139,957
OceanFirst Financial Corp.	2,210	62,267
Ocwen Financial Corp.(x)*	8,854	48,431
Oritani Financial Corp.	3,239	55,063
PennyMac Financial Services, Inc., Class A*‡	468	7,979
PHH Corp.*	4,519	57,527
Provident Bancorp, Inc.*	361	7,563
Provident Financial Holdings, Inc.	586	10,929
Provident Financial Services, Inc.	5,449	140,857
Radian Group, Inc.	19,063	342,371
SI Financial Group, Inc.	995	13,980
Southern Missouri Bancorp, Inc.(x)	515	18,293
Territorial Bancorp, Inc.	673	20,977

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
TrustCo Bank Corp.	8,214	$64,480
United Community Financial Corp.	4,187	34,920
United Financial Bancorp, Inc.	4,547	77,344
Walker & Dunlop, Inc.*	2,434	101,473
Washington Federal, Inc.	7,966	263,675
Waterstone Financial, Inc.	2,277	41,555
Western New England Bancorp, Inc.	1,297	13,619
WSFS Financial Corp.	2,540	116,713

		3,387,343

Total Financials		50,570,514

Health Care (2.4%)
Biotechnology (1.0%)
Acorda Therapeutics, Inc.*	3,284	68,964
Adamas Pharmaceuticals, Inc.*	782	13,685
Adverum Biotechnologies, Inc.(x)*	2,147	5,797
Agenus, Inc.*	1,118	4,215
Akebia Therapeutics, Inc.*	2,230	20,516
AMAG Pharmaceuticals, Inc.*	2,194	49,475
AnaptysBio, Inc.*	68	1,887
Ardelyx, Inc.*	2,321	29,361
Array BioPharma, Inc.*	13,538	121,029
Arrowhead Pharmaceuticals, Inc.(x)*	368	681
Atara Biotherapeutics, Inc.(x)*	1,964	40,360
Audentes Therapeutics, Inc.*	103	1,755
Bellicum Pharmaceuticals, Inc.*	641	7,910
BioCryst Pharmaceuticals, Inc.*	1,048	8,803
Bluebird Bio, Inc.*	2,246	204,160
Cara Therapeutics, Inc.(x)*	1,667	30,656
Celldex Therapeutics, Inc.(x)*	8,632	31,162
Cellular Biomedicine Group, Inc.(x)*	330	3,894
Chimerix, Inc.*	3,806	24,282
Cidara Therapeutics, Inc.(x)*	889	6,934
Concert Pharmaceuticals, Inc.*	878	14,979
Corvus Pharmaceuticals, Inc.*	243	5,047
CytRx Corp.(x)*	680	302
Dimension Therapeutics, Inc.*	664	1,162
Edge Therapeutics, Inc.*	896	8,163
Enanta Pharmaceuticals, Inc.*	1,410	43,428
Epizyme, Inc.(x)*	1,059	18,162
Esperion Therapeutics, Inc.*	1,268	44,773
Exelixis, Inc.*	7,662	166,035
Five Prime Therapeutics, Inc.*	1,855	67,058
Idera Pharmaceuticals, Inc.*	614	1,517
Ignyta, Inc.*	947	8,144
Immunomedics, Inc.(x)*	686	4,438
Inotek Pharmaceuticals Corp.*	100	200
Jounce Therapeutics, Inc.*	90	1,979
Karyopharm Therapeutics, Inc.*	1,850	23,754
Merrimack Pharmaceuticals, Inc.(x)*	4,174	12,856
Momenta Pharmaceuticals, Inc.*	4,414	58,927
Myovant Sciences Ltd.*	150	1,761
NantKwest, Inc.(x)*	1,329	4,718
NewLink Genetics Corp.*	481	11,592
Otonomy, Inc.*	2,067	25,321
OvaScience, Inc.(x)*	2,308	4,316
PDL BioPharma, Inc.	13,728	31,163
Pfenex, Inc.*	96	558
Portola Pharmaceuticals, Inc.*	378	14,814
Protagonist Therapeutics, Inc.*	90	1,153
PTC Therapeutics, Inc.*	3,011	29,628
Ra Pharmaceuticals, Inc.*	111	2,363
REGENXBIO, Inc.(x)*	1,793	34,605
Retrophin, Inc.*	3,250	59,995
Rigel Pharmaceuticals, Inc.*	1,751	5,796
Selecta Biosciences, Inc.*	80	1,146
Spectrum Pharmaceuticals, Inc.*	4,843	31,480
Stemline Therapeutics, Inc.(x)*	1,424	12,175
Syndax Pharmaceuticals, Inc.*	203	2,785
Trovagene, Inc.(x)*	191	220
Versartis, Inc.*	2,447	52,243
Voyager Therapeutics, Inc.*	577	7,639
Zafgen, Inc.*	2,116	9,861

		1,501,782

Health Care Equipment & Supplies (0.7%)
Analogic Corp.	950	72,105
AngioDynamics, Inc.*	2,435	42,247
Anika Therapeutics, Inc.*	241	10,469
AtriCure, Inc.*	602	11,528
Cerus Corp.(x)*	1,233	5,487
CONMED Corp.	2,469	109,648
CryoLife, Inc.*	938	15,618
Exactech, Inc.*	929	23,411
Haemonetics Corp.*	4,537	184,067
Halyard Health, Inc.*	4,183	159,330
ICU Medical, Inc.*	416	63,523
Integer Holdings Corp.*	2,706	108,781
Invacare Corp.	2,872	34,177
iRhythm Technologies, Inc.*	65	2,444
K2M Group Holdings, Inc.*	1,591	32,631
Meridian Bioscience, Inc.	498	6,872
Merit Medical Systems, Inc.*	2,265	65,459
Quidel Corp.*	127	2,875
Rockwell Medical, Inc.(x)*	367	2,297
RTI Surgical, Inc.*	5,330	21,320
TransEnterix, Inc.(x)*	5,705	6,903
Wright Medical Group NV*	9,137	284,344

		1,265,536

Health Care Providers & Services (0.6%)
Aceto Corp.	264	4,174
Addus HomeCare Corp.*	604	19,328
Almost Family, Inc.*	743	36,110
American Renal Associates Holdings, Inc.*	108	1,823
BioScrip, Inc.(x)*	8,963	15,237
Community Health Systems, Inc.*	9,863	87,485
Genesis Healthcare, Inc.*	1,587	4,190
Kindred Healthcare, Inc.	7,544	62,992
LHC Group, Inc.*	1,254	67,591
Magellan Health, Inc.*	603	41,637
Molina Healthcare, Inc.*	1,287	58,687
National HealthCare Corp.	996	71,015
National Research Corp., Class A	159	3,132
Nobilis Health Corp.(x)*	4,608	7,834
Owens & Minor, Inc.	4,853	167,913
PharMerica Corp.*	2,535	59,319
Select Medical Holdings Corp.*	8,763	116,985
Surgery Partners, Inc.(x)*	692	13,494
Tivity Health, Inc.*	2,826	82,237
Triple-S Management Corp., Class B*	2,010	35,316
Universal American Corp.*	3,645	36,341

		992,840

Health Care Technology (0.0%)
Cotiviti Holdings, Inc.*	307	12,780
Evolent Health, Inc., Class A(x)*	1,456	32,470
Vocera Communications, Inc.*	663	16,462

		61,712

Life Sciences Tools & Services (0.0%)
Accelerate Diagnostics, Inc.(x)*	126	3,049
Albany Molecular Research, Inc.(x)*	1,270	17,818
Enzo Biochem, Inc.*	136	1,138
Luminex Corp.	1,938	35,602

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Medpace Holdings, Inc.*	212	$6,328

		63,935

Pharmaceuticals (0.1%)
Aratana Therapeutics, Inc.(x)*	237	1,256
Clearside Biomedical, Inc.*	226	1,794
Egalet Corp.(x)*	1,491	7,604
Endocyte, Inc.*	3,217	8,268
Flex Pharma, Inc.*	136	598
Innoviva, Inc.*	798	11,036
Lannett Co., Inc.(x)*	2,499	55,854
Medicines Co. (The)(x)*	522	25,526
Novan, Inc.*	67	427
Omeros Corp.(x)*	1,228	18,567
Phibro Animal Health Corp., Class A	121	3,400
Tetraphase Pharmaceuticals, Inc.*	3,172	29,151
TherapeuticsMD, Inc.(x)*	856	6,163
WaVe Life Sciences Ltd.(x)*	122	3,355
Zogenix, Inc.(x)*	2,269	24,619

		197,618

Total Health Care		4,083,423

Industrials (8.7%)
Aerospace & Defense (1.1%)
AAR Corp.	2,904	97,662
Aerojet Rocketdyne Holdings, Inc.*	2,625	56,963
Aerovironment, Inc.*	1,535	43,026
Cubic Corp.	2,235	118,008
Curtiss-Wright Corp.	1,071	97,739
DigitalGlobe, Inc.*	5,621	184,088
Ducommun, Inc.*	949	27,322
Engility Holdings, Inc.*	1,616	46,767
Esterline Technologies Corp.*	2,608	224,417
KeyW Holding Corp. (The)(x)*	3,720	35,117
KLX, Inc.*	4,670	208,749
Kratos Defense & Security Solutions, Inc.*	5,692	44,284
Mercury Systems, Inc.*	3,712	144,954
Moog, Inc., Class A*	2,570	173,090
National Presto Industries, Inc.	385	39,347
Sparton Corp.*	784	16,456
Teledyne Technologies, Inc.*	2,182	275,935
Triumph Group, Inc.	4,321	111,266
Vectrus, Inc.*	804	17,969

		1,963,159

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	3,693	59,273
Atlas Air Worldwide Holdings, Inc.*	2,171	120,382
Echo Global Logistics, Inc.*	371	7,921
Hub Group, Inc., Class A*	207	9,605
Park-Ohio Holdings Corp.	772	27,753
Radiant Logistics, Inc.*	1,285	6,425
XPO Logistics, Inc.*	8,680	415,685

		647,044

Airlines (0.1%)
SkyWest, Inc.	4,405	150,871

Building Products (0.1%)
Armstrong Flooring, Inc.*	1,978	36,435
CSW Industrials, Inc.*	1,299	47,673
Gibraltar Industries, Inc.*	998	41,118
Griffon Corp.	441	10,871
JELD-WEN Holding, Inc.*	254	8,344
Quanex Building Products Corp.	2,805	56,800
Universal Forest Products, Inc.	225	22,172

		223,413

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	4,935	215,166
ACCO Brands Corp.*	9,413	123,781
Advanced Disposal Services, Inc.*	453	10,238
ARC Document Solutions, Inc.*	3,956	13,648
Brady Corp., Class A	978	37,800
Casella Waste Systems, Inc., Class A*	3,492	49,272
CECO Environmental Corp.	2,632	27,662
Civeo Corp.*	563,038	1,683,483
CompX International, Inc.	134	2,057
Ennis, Inc.	2,280	38,760
Essendant, Inc.	3,322	50,328
Heritage-Crystal Clean, Inc.*	521	7,138
InnerWorkings, Inc.*	246	2,450
Interface, Inc.	674	12,840
Kimball International, Inc., Class B	511	8,432
McGrath RentCorp	2,104	70,631
Mobile Mini, Inc.	1,040	31,720
MSA Safety, Inc.	884	62,490
NL Industries, Inc.*	728	4,696
Quad/Graphics, Inc.	1,221	30,818
SP Plus Corp.*	83	2,801
Team, Inc.*	191	5,167
Tetra Tech, Inc.	4,286	175,083
TRC Cos., Inc.*	1,636	28,548
UniFirst Corp.	1,212	171,437
Viad Corp.	808	36,522
VSE Corp.	754	30,763
West Corp.	3,362	82,100

		3,015,831

Construction & Engineering (0.4%)
Aegion Corp.*	3,057	70,036
Ameresco, Inc., Class A*	1,933	12,661
EMCOR Group, Inc.	4,448	280,002
Granite Construction, Inc.	827	41,507
Great Lakes Dredge & Dock Corp.*	4,864	19,456
HC2 Holdings, Inc.*	2,952	18,302
Layne Christensen Co.(x)*	1,651	14,595
MYR Group, Inc.*	1,333	54,653
NV5 Global, Inc.*	169	6,354
Orion Group Holdings, Inc.*	1,961	14,649
Tutor Perini Corp.*	2,786	88,595

		620,810

Electrical Equipment (0.3%)
American Superconductor Corp.(x)*	1,069	7,333
Atkore International Group, Inc.*	446	11,721
Babcock & Wilcox Enterprises, Inc.*	4,136	38,630
Encore Wire Corp.	1,775	81,650
EnerSys	2,705	213,533
FuelCell Energy, Inc.(x)*	2,542	3,495
General Cable Corp.	320	5,744
LSI Industries, Inc.	1,790	18,061
Plug Power, Inc.(x)*	5,716	7,888
Powell Industries, Inc.	775	26,691
Power Solutions International, Inc.(x)*	115	1,160
Preformed Line Products Co.	224	11,682
Sunrun, Inc.(x)*	5,736	30,974
Thermon Group Holdings, Inc.*	2,889	60,207
TPI Composites, Inc.*	505	9,600
Vicor Corp.*	117	1,884

		530,253

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	1,218	35,383

Machinery (2.1%)
Actuant Corp., Class A	2,763	72,805
Alamo Group, Inc.	657	50,057

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Albany International Corp., Class A	2,146	$98,823
Altra Industrial Motion Corp.	382	14,879
American Railcar Industries, Inc.(x)	688	28,277
Astec Industries, Inc.	900	55,346
Barnes Group, Inc.	4,421	226,974
Blue Bird Corp.(x)*	451	7,735
Briggs & Stratton Corp.	3,749	84,165
Chart Industries, Inc.*	2,697	94,233
CIRCOR International, Inc.	1,475	87,674
Colfax Corp.*	12,000	471,119
Columbus McKinnon Corp.	1,682	41,747
DMC Global, Inc.	1,236	15,326
Douglas Dynamics, Inc.	284	8,705
ESCO Technologies, Inc.	2,229	129,505
ExOne Co. (The)(x)*	841	8,570
Federal Signal Corp.	5,244	72,420
Franklin Electric Co., Inc.	258	11,107
FreightCar America, Inc.	1,085	13,595
Gencor Industries, Inc.*	673	10,061
Global Brass & Copper Holdings, Inc.	151	5,194
Gorman-Rupp Co. (The)	215	6,751
Graham Corp.	857	19,711
Greenbrier Cos., Inc. (The)(x)	2,421	104,345
Hardinge, Inc.	1,065	11,971
Harsco Corp.*	7,077	90,232
Hurco Cos., Inc.	573	17,820
Hyster-Yale Materials Handling, Inc.	549	30,958
Joy Global, Inc.	8,763	247,555
Kadant, Inc.	792	47,005
Kennametal, Inc.	7,003	274,728
Lindsay Corp.(x)	121	10,663
Manitowoc Co., Inc. (The)*	11,453	65,282
Meritor, Inc.*	7,288	124,843
Milacron Holdings Corp.*	206	3,834
Miller Industries, Inc.	882	23,241
Mueller Industries, Inc.	1,435	49,120
Navistar International Corp.*	4,103	101,016
NN, Inc.	2,301	57,985
REV Group, Inc.*	785	21,642
Rexnord Corp.*	1,749	40,367
SPX Corp.*	3,647	88,440
SPX FLOW, Inc.*	3,107	107,844
Standex International Corp.	262	26,239
Sun Hydraulics Corp.	215	7,764
Supreme Industries, Inc., Class A	475	9,624
Tennant Co.	88	6,393
Titan International, Inc.	4,017	41,536
TriMas Corp.*	3,939	81,734
Wabash National Corp.	3,870	80,070
Watts Water Technologies, Inc., Class A	177	11,036

		3,418,066

Marine (1.0%)
Clarkson plc	18,000	586,357
Costamare, Inc.	2,358	15,704
Matson, Inc.	2,124	67,458
Scorpio Bulkers, Inc.*	4,858	44,694
Stolt-Nielsen Ltd.	62,600	1,064,453

		1,778,666

Professional Services (0.5%)
Acacia Research Corp.*	4,549	26,157
CBIZ, Inc.*	4,569	61,910
Cogint, Inc.(x)*	1,457	6,775
CRA International, Inc.	741	26,180
Franklin Covey Co.*	211	4,262
FTI Consulting, Inc.*	3,412	140,472
Heidrick & Struggles International, Inc.	1,651	43,504
Hill International, Inc.*	1,961	8,138
Huron Consulting Group, Inc.*	1,686	70,981
ICF International, Inc.*	1,648	68,062
Kelly Services, Inc., Class A	2,461	53,797
Korn/Ferry International	2,064	64,995
Navigant Consulting, Inc.*	4,129	94,389
Resources Connection, Inc.	2,581	43,232
RPX Corp.*	4,588	55,056
TrueBlue, Inc.*	3,476	95,069

		862,979

Road & Rail (0.2%)
ArcBest Corp.	2,152	55,952
Celadon Group, Inc.(x)	2,580	16,899
Covenant Transportation Group, Inc., Class A*	1,059	19,909
Knight Transportation, Inc.	419	13,136
Marten Transport Ltd.	2,039	47,815
PAM Transportation Services, Inc.*	122	1,987
Roadrunner Transportation Systems, Inc.*	2,871	19,724
Saia, Inc.*	2,262	100,207
Universal Logistics Holdings, Inc.	212	3,042
USA Truck, Inc.*	818	6,012
Werner Enterprises, Inc.	3,960	103,752
YRC Worldwide, Inc.*	2,317	25,510

		413,945

Trading Companies & Distributors (0.7%)
Aircastle Ltd.	4,188	101,056
Applied Industrial Technologies, Inc.	1,813	112,134
BMC Stock Holdings, Inc.*	737	16,656
CAI International, Inc.*	1,376	21,658
DXP Enterprises, Inc.*	1,324	50,140
GATX Corp.(x)	3,647	222,321
Kaman Corp.	2,181	104,972
Lawson Products, Inc.*	116	2,604
MRC Global, Inc.*	8,326	152,616
Neff Corp., Class A*	591	11,495
NOW, Inc.*	9,458	160,408
Real Industry, Inc.*	4,200	11,970
Rush Enterprises, Inc., Class A*	2,587	85,578
Rush Enterprises, Inc., Class B*	519	16,182
Textainer Group Holdings Ltd.	2,070	31,671
Titan Machinery, Inc.*	1,609	24,682
Triton International Ltd.	2,886	74,430
Veritiv Corp.*	707	36,623
Willis Lease Finance Corp.*	409	9,141

		1,246,337

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,888	44,323

Total Industrials		14,951,080

Information Technology (6.5%)
Communications Equipment (2.1%)
ADTRAN, Inc.	1,554	32,246
Applied Optoelectronics, Inc.*	1,581	88,773
Bel Fuse, Inc., Class B	830	21,207
Black Box Corp.	1,339	11,984
Calix, Inc.*	3,724	26,999
Comtech Telecommunications Corp.	2,024	29,834
Digi International, Inc.*	2,327	27,691
EchoStar Corp., Class A*	36,000	2,050,199
EMCORE Corp.	2,374	21,366
Finisar Corp.*	9,496	259,621
Harmonic, Inc.*	6,924	41,198

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Infinera Corp.*	3,832	$39,201
Ixia*	5,708	112,162
KVH Industries, Inc.*	1,398	11,743
NETGEAR, Inc.*	980	48,559
NetScout Systems, Inc.*	7,949	301,665
Oclaro, Inc.*	1,388	13,630
Quantenna Communications, Inc.*	308	6,416
ShoreTel, Inc.*	4,641	28,542
Silicom Ltd.	358	17,782
Sonus Networks, Inc.*	3,724	24,541
ViaSat, Inc.*	3,346	213,542
Viavi Solutions, Inc.*	20,715	222,065

		3,650,966

Electronic Equipment, Instruments & Components (1.7%)
Agilysys, Inc.*	1,227	11,595
Anixter International, Inc.*	2,560	203,008
AVX Corp.	3,990	65,356
Benchmark Electronics, Inc.*	4,396	139,793
Control4 Corp.*	1,790	28,264
CTS Corp.	2,807	59,789
Daktronics, Inc.	3,399	32,121
Electro Scientific Industries, Inc.*	2,462	17,160
ePlus, Inc.*	160	21,608
FARO Technologies, Inc.*	1,120	40,040
II-VI, Inc.*	3,805	137,170
Insight Enterprises, Inc.*	3,219	132,269
InvenSense, Inc.*	7,233	91,353
Kimball Electronics, Inc.*	2,524	42,782
Knowles Corp.(x)*	7,825	148,284
Maxwell Technologies, Inc.(x)*	2,907	16,890
Methode Electronics, Inc.	272	12,403
MTS Systems Corp.	123	6,771
Novanta, Inc.*	2,100	55,755
OSI Systems, Inc.*	1,566	114,302
Park Electrochemical Corp.	1,727	30,844
PC Connection, Inc.	860	25,619
Plexus Corp.*	2,932	169,470
Radisys Corp.*	158	632
Rogers Corp.*	1,058	90,850
Sanmina Corp.*	6,493	263,616
ScanSource, Inc.*	2,182	85,644
SYNNEX Corp.	2,578	288,581
Systemax, Inc.	991	10,990
Tech Data Corp.*	3,076	288,836
TTM Technologies, Inc.*	6,384	102,974
Vishay Intertechnology, Inc.(x)	12,048	198,190
Vishay Precision Group, Inc.*	1,114	17,601

		2,950,560

Internet Software & Services (0.2%)
Apptio, Inc., Class A*	110	1,290
Autobytel, Inc.*	622	7,794
Bankrate, Inc.*	4,306	41,553
Bazaarvoice, Inc.*	7,422	31,915
Blucora, Inc.*	2,817	48,733
Coupa Software, Inc.(x)*	137	3,480
Global Sources Ltd.*	719	5,932
Limelight Networks, Inc.*	6,684	17,245
Liquidity Services, Inc.*	2,233	17,864
Marchex, Inc., Class B*	3,090	8,405
MeetMe, Inc.*	470	2,768
Numerex Corp., Class A*	1,005	4,794
QuinStreet, Inc.*	3,324	12,964
RealNetworks, Inc.*	2,054	9,941
Reis, Inc.	280	5,012
RetailMeNot, Inc.*	3,493	28,293
Rightside Group Ltd.*	1,015	10,069
TechTarget, Inc.*	1,132	10,222
Trade Desk, Inc. (The), Class A(x)*	572	21,307

		289,581

IT Services (0.5%)
Acxiom Corp.*	3,575	101,780
CACI International, Inc., Class A*	2,157	253,017
Cass Information Systems, Inc.	409	27,035
Convergys Corp.	3,963	83,817
EVERTEC, Inc.	1,049	16,679
ManTech International Corp., Class A	2,211	76,567
MoneyGram International, Inc.*	2,693	45,269
NCI, Inc., Class A*	589	8,864
NeuStar, Inc., Class A*	381	12,630
Perficient, Inc.*	1,037	18,002
PFSweb, Inc.*	60	392
ServiceSource International, Inc.*	2,171	8,423
Sykes Enterprises, Inc.*	3,524	103,607
Travelport Worldwide Ltd.	2,784	32,768
Unisys Corp.(x)*	1,551	21,636

		810,486

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Energy Industries, Inc.*	168	11,518
Advanced Micro Devices, Inc.*	34,629	503,851
Alpha & Omega Semiconductor Ltd.*	1,685	28,965
Ambarella, Inc.(x)*	1,705	93,281
Amkor Technology, Inc.*	8,231	95,397
Axcelis Technologies, Inc.*	2,606	48,993
Brooks Automation, Inc.	6,032	135,117
Cabot Microelectronics Corp.	1,800	137,898
Cavium, Inc.*	744	53,315
Cohu, Inc.	2,357	43,510
Diodes, Inc.*	3,359	80,784
DSP Group, Inc.*	1,894	22,728
Entegris, Inc.*	4,687	109,676
Exar Corp.*	3,002	39,056
FormFactor, Inc.*	2,614	30,976
GigPeak, Inc.*	4,949	15,243
Ichor Holdings Ltd.*	431	8,547
Impinj, Inc.(x)*	196	5,933
IXYS Corp.	2,218	32,272
Kopin Corp.(x)*	5,536	22,698
MKS Instruments, Inc.	4,450	305,938
Nanometrics, Inc.*	397	12,093
NeoPhotonics Corp.(x)*	2,316	20,867
NVE Corp.	209	17,303
PDF Solutions, Inc.*	77	1,742
Photronics, Inc.*	5,747	61,493
Rambus, Inc.*	7,198	94,582
Rudolph Technologies, Inc.*	2,693	60,323
Sigma Designs, Inc.*	3,243	20,269
Ultra Clean Holdings, Inc.*	2,859	48,231
Ultratech, Inc.*	1,783	52,812
Veeco Instruments, Inc.*	3,485	104,027
Xcerra Corp.*	4,778	42,476
XPERI Corp.	1,493	50,687

		2,412,601

Software (0.4%)
Blackline, Inc.(x)*	197	5,863
Bottomline Technologies de, Inc.*	488	11,541
Digimarc Corp.(x)*	45	1,215
EnerNOC, Inc.(x)*	350	2,100
Everbridge, Inc.(x)*	115	2,361
Glu Mobile, Inc.*	9,348	21,220
MicroStrategy, Inc., Class A*	403	75,683
Park City Group, Inc.(x)*	62	766
Progress Software Corp.	3,820	110,971

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
QAD, Inc., Class A	831	$23,143
Rosetta Stone, Inc.*	387	3,773
Rubicon Project, Inc. (The)*	2,036	11,992
SecureWorks Corp., Class A*	385	3,658
Silver Spring Networks, Inc.*	174	1,964
Telenav, Inc.*	2,967	25,665
TiVo Corp.	7,245	135,844
VASCO Data Security International, Inc.*	281	3,794
Verint Systems, Inc.*	5,500	238,562

		680,115

Technology Hardware, Storage & Peripherals (0.2%)
Avid Technology, Inc.*	991	4,618
CPI Card Group, Inc.	1,252	5,258
Diebold Nixdorf, Inc.	4,030	123,721
Eastman Kodak Co.(x)*	301	3,462
Immersion Corp.(x)*	1,796	15,553
Stratasys Ltd.*	2,330	47,742
Super Micro Computer, Inc.*	2,703	68,521
USA Technologies, Inc.(x)*	380	1,615

		270,490

Total Information Technology		11,064,799

Materials (3.2%)
Chemicals (1.7%)
A Schulman, Inc.	2,504	78,751
AgroFresh Solutions, Inc.(x)*	2,056	8,985
American Vanguard Corp.	2,544	42,230
Calgon Carbon Corp.	4,378	63,919
Chemours Co. (The)	2,659	102,372
Chemtura Corp.*	2,778	92,785
FutureFuel Corp.	2,250	31,905
GCP Applied Technologies, Inc.*	999	32,617
Hawkins, Inc.	686	33,614
Ingevity Corp.*	759	46,185
Innophos Holdings, Inc.	188	10,146
Innospec, Inc.	2,094	135,587
KMG Chemicals, Inc.	454	20,916
Koppers Holdings, Inc.*	366	15,500
Kraton Corp.*	2,620	81,010
Kronos Worldwide, Inc.	1,937	31,825
LSB Industries, Inc.(x)*	1,895	17,775
Minerals Technologies, Inc.	1,433	109,768
Olin Corp.	14,603	480,001
OMNOVA Solutions, Inc.*	1,117	11,058
Platform Speciality Products Corp.*	82,940	1,079,879
Quaker Chemical Corp.	288	37,918
Rayonier Advanced Materials, Inc.	1,548	20,821
Stepan Co.	1,574	124,047
TerraVia Holdings, Inc.(x)*	7,139	5,172
Trecora Resources*	308	3,419
Tredegar Corp.	2,276	39,944
Tronox Ltd., Class A	5,674	104,685
Valhi, Inc.	2,143	7,029

		2,869,863

Construction Materials (0.0%)
Forterra, Inc.*	128	2,496
United States Lime & Minerals, Inc.(x)	147	11,610

		14,106

Containers & Packaging (0.1%)
Greif, Inc., Class A	2,264	124,723
Greif, Inc., Class B	502	32,781
UFP Technologies, Inc.(x)*	574	14,867

		172,371

Metals & Mining (1.2%)
AK Steel Holding Corp.*	27,581	198,307
Allegheny Technologies, Inc.(x)	9,599	172,398
Ampco-Pittsburgh Corp.	769	10,804
Carpenter Technology Corp.	4,096	152,781
Century Aluminum Co.*	4,085	51,839
Cliffs Natural Resources, Inc.*	24,855	204,061
Coeur Mining, Inc.*	4,204	33,968
Commercial Metals Co.	10,128	193,749
Dominion Diamond Corp.	10,000	126,300
Ferroglobe plc	5,665	58,519
Gold Resource Corp.	882	3,987
Handy & Harman Ltd.*	272	7,398
Haynes International, Inc.	1,115	42,504
Hecla Mining Co.	33,745	178,511
Kaiser Aluminum Corp.	1,007	80,459
Materion Corp.	1,726	57,907
McEwen Mining, Inc.(x)	33,454	101,700
Olympic Steel, Inc.	732	13,586
Ramaco Resources, Inc.*	312	3,017
Ryerson Holding Corp.*	1,234	15,548
Sandstorm Gold Ltd.(x)*	12,000	51,240
Schnitzer Steel Industries, Inc., Class A	2,341	48,342
Stillwater Mining Co.*	10,837	187,155
SunCoke Energy, Inc.*	5,814	52,093
TimkenSteel Corp.*	3,457	65,372

		2,111,545

Paper & Forest Products (0.2%)
Boise Cascade Co.*	511	13,644
KapStone Paper and Packaging Corp.	7,134	164,795
Louisiana-Pacific Corp.*	900	22,338
PH Glatfelter Co.	3,808	82,786
Schweitzer-Mauduit International, Inc.	2,164	89,633

		373,196

Total Materials		5,541,081

Real Estate (9.7%)
Equity Real Estate Investment Trusts (REITs) (5.2%)
Acadia Realty Trust (REIT)	5,625	169,088
Agree Realty Corp. (REIT)	2,144	102,826
Alexander’s, Inc. (REIT)	5	2,159
American Assets Trust, Inc. (REIT)	2,294	95,981
Armada Hoffler Properties, Inc. (REIT)	363	5,042
Ashford Hospitality Prime, Inc. (REIT)	2,240	23,766
Ashford Hospitality Trust, Inc. (REIT)	7,130	45,418
Bluerock Residential Growth REIT, Inc. (REIT)	1,668	20,533
CatchMark Timber Trust, Inc. (REIT), Class A	3,476	40,044
CBL & Associates Properties, Inc. (REIT)	14,966	142,776
Cedar Realty Trust, Inc. (REIT)	7,484	37,570
Chatham Lodging Trust (REIT)	3,394	67,032
Chesapeake Lodging Trust (REIT)	3,893	93,276
City Office REIT, Inc. (REIT)	333	4,046
Clipper Realty, Inc. (REIT)*	241	3,090
Colony Starwood Homes (REIT)	6,302	213,953
Community Healthcare Trust, Inc. (REIT)	1,140	27,246
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	1,076	36,347
Cousins Properties, Inc. (REIT)	31,542	260,852
DiamondRock Hospitality Co. (REIT)	17,850	199,028

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Easterly Government Properties, Inc. (REIT)	2,912	$57,628
Education Realty Trust, Inc. (REIT)	5,612	229,250
Equity LifeStyle Properties, Inc. (REIT)	7,000	539,419
Farmland Partners, Inc. (REIT)(x)	2,235	24,965
FelCor Lodging Trust, Inc. (REIT)	1,570	11,791
First Industrial Realty Trust, Inc. (REIT)	8,035	213,972
First Potomac Realty Trust (REIT)	5,240	53,867
Four Corners Property Trust, Inc. (REIT)	1,796	41,003
Franklin Street Properties Corp. (REIT)	9,347	113,473
GEO Group, Inc. (The) (REIT)	5,568	258,188
Getty Realty Corp. (REIT)	2,346	59,283
Gladstone Commercial Corp. (REIT)	1,980	40,927
Global Medical REIT, Inc. (REIT)(x)	688	6,247
Global Net Lease, Inc. (REIT)*	5,997	144,408
Government Properties Income Trust (REIT)	6,180	129,347
Gramercy Property Trust (REIT)	10,680	280,884
Healthcare Realty Trust, Inc. (REIT)	10,023	325,747
Hersha Hospitality Trust (REIT)	3,347	62,890
Hudson Pacific Properties, Inc. (REIT)	10,732	371,755
Independence Realty Trust, Inc. (REIT)	5,036	47,187
InfraREIT, Inc. (REIT)	3,643	65,574
Investors Real Estate Trust (REIT)	10,903	64,655
Kite Realty Group Trust (REIT)	7,310	157,165
LaSalle Hotel Properties (REIT)	9,473	274,243
Lexington Realty Trust (REIT)	20,523	204,820
LTC Properties, Inc. (REIT)	460	22,034
Mack-Cali Realty Corp. (REIT)	7,910	213,095
MedEquities Realty Trust, Inc.	596	6,681
Medical Properties Trust, Inc. (REIT)	17,396	224,234
Monmouth Real Estate Investment Corp. (REIT)	4,686	66,869
Monogram Residential Trust, Inc. (REIT)	15,183	151,375
National Storage Affiliates Trust (REIT)	3,344	79,922
New Senior Investment Group, Inc. (REIT)	6,886	70,237
NexPoint Residential Trust, Inc. (REIT)	1,610	38,898
NorthStar Realty Europe Corp. (REIT)	4,869	56,432
One Liberty Properties, Inc. (REIT)	1,031	24,084
Parkway, Inc. (REIT)	3,824	76,059
Pebblebrook Hotel Trust (REIT)	6,375	186,214
Pennsylvania REIT (REIT)	4,066	61,559
Physicians Realty Trust (REIT)	6,440	127,963
Preferred Apartment Communities, Inc. (REIT), Class A	1,975	26,090
RAIT Financial Trust (REIT)	8,141	26,051
Ramco-Gershenson Properties Trust (REIT)	6,891	96,612
Retail Opportunity Investments Corp. (REIT)	2,811	59,115
Rexford Industrial Realty, Inc. (REIT)	3,723	83,842
RLJ Lodging Trust (REIT)	10,814	254,237
Sabra Health Care REIT, Inc. (REIT)	4,861	135,768
Saul Centers, Inc. (REIT)	101	6,224
Select Income REIT (REIT)	5,571	143,676
Seritage Growth Properties (REIT), Class A(x)	2,230	96,225
Silver Bay Realty Trust Corp. (REIT)	3,026	64,968
Summit Hotel Properties, Inc. (REIT)	7,816	124,900
Sunstone Hotel Investors, Inc. (REIT)	19,306	295,960
Terreno Realty Corp. (REIT)	3,105	86,940
Tier REIT, Inc. (REIT)	4,313	74,874
UMH Properties, Inc. (REIT)	1,550	23,576
Washington Prime Group, Inc. (REIT)	12,971	112,718
Washington REIT (REIT)	4,302	134,567
Whitestone REIT (REIT)	2,300	31,832
Xenia Hotels & Resorts, Inc. (REIT)	9,093	155,218

		8,807,810

Real Estate Management & Development (4.5%)
Alexander & Baldwin, Inc.	1,973	87,838
Consolidated-Tomoka Land Co.	445	23,825
Dream Unlimited Corp.*	382,700	1,974,732
Forestar Group, Inc.*	2,800	38,220
FRP Holdings, Inc.*	566	22,640
Griffin Industrial Realty, Inc.	52	1,609
Howard Hughes Corp. (The)*	45,000	5,276,250
Kennedy-Wilson Holdings, Inc.	3,630	80,586
RE/MAX Holdings, Inc., Class A	1,584	94,169
St Joe Co. (The)*	4,544	77,475
Stratus Properties, Inc.	552	15,125
Tejon Ranch Co.*	1,249	27,341
Trinity Place Holdings, Inc.(x)*	1,512	11,053

		7,730,863

Total Real Estate		16,538,673

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	939	66,124
Cincinnati Bell, Inc.*	3,786	67,012
Consolidated Communications Holdings, Inc.(x)	1,372	32,132
FairPoint Communications, Inc.*	472	7,835
Globalstar, Inc.(x)*	12,551	20,082
Hawaiian Telcom Holdco, Inc.(x)*	563	12,898
IDT Corp., Class B	621	7,899
Intelsat SA(x)*	2,778	11,529
Iridium Communications, Inc.(x)*	7,371	71,130
Lumos Networks Corp.*	1,536	27,187
ORBCOMM, Inc.*	264	2,521
pdvWireless, Inc.(x)*	793	17,327
Vonage Holdings Corp.*	15,225	96,223
Windstream Holdings, Inc.	7,408	40,374

		480,273

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,286	16,705
NII Holdings, Inc.*	5,175	6,728
Spok Holdings, Inc.	1,821	34,599

		58,032

Total Telecommunication Services		538,305

Utilities (4.2%)
Electric Utilities (1.0%)
ALLETE, Inc.	4,395	297,585
El Paso Electric Co.	3,578	180,689
Genie Energy Ltd., Class B	1,160	8,398
IDACORP, Inc.	4,477	371,412
MGE Energy, Inc.	1,673	108,745
Otter Tail Corp.	3,321	125,866
PNM Resources, Inc.	7,090	262,330

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Portland General Electric Co.	7,956	$353,406

		1,708,431

Gas Utilities (2.1%)
Chesapeake Utilities Corp.	1,161	80,341
Delta Natural Gas Co., Inc.	568	17,239
New Jersey Resources Corp.	6,901	273,280
Northwest Natural Gas Co.	2,425	143,318
ONE Gas, Inc.	4,617	312,109
Rubis SCA	16,950	1,661,216
South Jersey Industries, Inc.	7,101	253,151
Southwest Gas Holdings, Inc.	3,725	308,840
Spire, Inc.	3,944	266,220
WGL Holdings, Inc.	4,258	351,413

		3,667,127

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	9,518	25,223
Atlantica Yield plc(x)	5,230	109,621
Dynegy, Inc.*	10,530	82,766
NRG Yield, Inc., Class A	2,970	51,648
NRG Yield, Inc., Class C	5,777	102,253
Ormat Technologies, Inc.	1,841	105,084
Pattern Energy Group, Inc.	1,249	25,142
TerraForm Global, Inc., Class A*	7,976	38,285
TerraForm Power, Inc., Class A*	7,785	96,300
Vivint Solar, Inc.(x)*	2,250	6,300

		642,622

Multi-Utilities (0.5%)
Avista Corp.	5,627	219,734
Black Hills Corp.	4,573	303,967
NorthWestern Corp.	4,325	253,878
Unitil Corp.	1,240	55,837

		833,416

Water Utilities (0.2%)
American States Water Co.	1,107	49,040
AquaVenture Holdings Ltd.*	258	4,404
Artesian Resources Corp., Class A	666	21,685
California Water Service Group	1,731	62,056
Connecticut Water Service, Inc.	745	39,597
Consolidated Water Co. Ltd.	1,284	14,959
Middlesex Water Co.	197	7,279
SJW Group	1,466	70,691
York Water Co. (The)	102	3,575

		273,286

Total Utilities		7,124,882

Total Common Stocks (86.1%) (Cost $109,532,414)		147,121,399

CLOSED END FUND:
JZ Capital Partners Ltd.	27,800	192,265

Total Closed End Fund (0.1%) (Cost $190,347)		192,265

MASTER LIMITED PARTNERSHIPS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Atlas Energy Group LLC*	150,000	37,500

Total Energy		37,500

Industrials (2.3%)
Industrial Conglomerates (2.3%)
Icahn Enterprises LP	77,138	3,952,551

Total Industrials		3,952,551

Total Master Limited Partnerships (2.3%) (Cost $3,713,811)		3,990,051

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)*† (Cost $—)	2,344	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (6.4%)
JPMorgan Prime Money Market Fund, IM Shares	11,054,379	11,057,695

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.3%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $500,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $510,000.(xx)	$500,000	500,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $700, 051, collateralized by various Foreign Government Agency Securities, ranging from 0. 000%-7. 625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 12/15/17-8/15/41; total market value $714,000.(xx)	700,000	700,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $900,098, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $988,188.(xx)	900,000	900,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $400,032, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $408,001.(xx)	400,000	400,000

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $633,858, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $646,492.(xx)	$633,816	$633,816
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $300,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $306,185.(xx)	300,000	300,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $400,028, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $408,246.(xx)	400,000	400,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $750,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $765,054.(xx)	750,000	750,000
RBS Securities, Inc., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,000,066, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.125%, maturing 9/30/17-11/15/41; total market value $1,020,009.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		5,583,816

Total Short-Term Investments (9.7%) (Cost $16,638,240)		16,641,511

Total Investments (98.2%) (Cost $130,074,812)		167,945,226
Other Assets Less Liabilities (1.8%)		3,125,243

Net Assets (100%)		$171,070,469

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $5,408,076. This was secured by cash collateral of $5,583,816 which was subsequently invested in joint repurchase agreements with a total value of $5,583,816, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $5,084 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 3.625%, maturing 4/6/17-2/15/44.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$7,792	$—	$—	$7,979	$—	$—
PennyMac Mortgage Investment Trust (REIT)	100,201	—	—	108,648	—	—

	$107,993	$—	$—	$116,627	$—	$—

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	14	June-17	$963,342	$969,080	$5,738

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$192,265	$—		$192,265
Common Stocks
Consumer Discretionary	21,181,480	3,747,712	—		24,929,192
Consumer Staples	4,859,860	—	—		4,859,860
Energy	6,917,478	2,112	—		6,919,590
Financials	46,925,715	3,644,799	—		50,570,514
Health Care	4,083,423	—	—		4,083,423
Industrials	13,300,271	1,650,809	—		14,951,080
Information Technology	11,064,799	—	—		11,064,799
Materials	5,541,081	—	—		5,541,081
Real Estate	14,562,332	1,976,341	—		16,538,673
Telecommunication Services	538,305	—	—		538,305
Utilities	5,463,665	1,661,217	—		7,124,882
Futures	5,738	—	—		5,738
Master Limited Partnerships
Energy	37,500	—	—		37,500
Industrials	3,952,551	—	—		3,952,551
Rights
Information Technology	—	—	—	(c)	—	(c)
Short-Term Investments
Investment Companies	11,057,695	—	—		11,057,695
Repurchase Agreements	—	5,583,816	—		5,583,816

Total Assets	$149,491,893	$18,459,071	$—		$167,950,964

Total Liabilities	$—	$—	$—		$—

Total	$149,491,893	$18,459,071	$—		$167,950,964

(a)	A security with a market value of $927,000 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $1,974,732 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,938,545
Aggregate gross unrealized depreciation	(15,055,832)

Net unrealized appreciation	$38,882,713

Federal income tax cost of investments	$129,062,513

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.3%)
Auto Components (0.1%)
BorgWarner, Inc.	460	$19,223
Delphi Automotive plc	623	50,146
Goodyear Tire & Rubber Co. (The)	675	24,300

		93,669

Automobiles (0.1%)
Ford Motor Co.	9,188	106,948
General Motors Co.	3,235	114,389
Harley-Davidson, Inc.	423	25,592

		246,929

Distributors (0.0%)
Genuine Parts Co.	352	32,528
LKQ Corp.*	750	21,953

		54,481

Diversified Consumer Services (0.0%)
H&R Block, Inc.	584	13,578

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	1,023	60,265
Chipotle Mexican Grill, Inc.*	69	30,741
Darden Restaurants, Inc.	317	26,523
Marriott International, Inc., Class A	768	72,330
McDonald’s Corp.	1,931	250,277
Royal Caribbean Cruises Ltd.	398	39,048
Starbucks Corp.	3,405	198,818
Wyndham Worldwide Corp.	230	19,387
Wynn Resorts Ltd.	205	23,495
Yum Brands, Inc.	811	51,823

		772,707

Household Durables (0.1%)
DR Horton, Inc.	776	25,849
Garmin Ltd.	271	13,851
Leggett & Platt, Inc.	291	14,643
Lennar Corp., Class A	504	25,800
Mohawk Industries, Inc.*	155	35,571
Newell Brands, Inc.	1,177	55,518
PulteGroup, Inc.	691	16,273
Whirlpool Corp.	187	32,039

		219,544

Internet & Direct Marketing Retail (0.7%)
Amazon.com, Inc.*	927	821,823
Expedia, Inc.	281	35,454
Netflix, Inc.*	999	147,662
Priceline Group, Inc. (The)*	117	208,256
TripAdvisor, Inc.*	270	11,653

		1,224,848

Leisure Products (0.0%)
Hasbro, Inc.	252	25,154
Mattel, Inc.	837	21,436

		46,590

Media (1.0%)
CBS Corp. (Non-Voting), Class B	927	64,297
Charter Communications, Inc., Class A*	512	167,588
Comcast Corp., Class A	11,213	421,496
Discovery Communications, Inc., Class A*	328	9,542
Discovery Communications, Inc., Class C*	503	14,239
DISH Network Corp., Class A*	546	34,666
Interpublic Group of Cos., Inc. (The)	972	23,882
News Corp., Class A	730	9,490
News Corp., Class B	357	4,820
Omnicom Group, Inc.	554	47,760
Scripps Networks Interactive, Inc., Class A	237	18,574
TEGNA, Inc.	578	14,808
Time Warner, Inc.	1,816	177,441
Twenty-First Century Fox, Inc., Class A	2,495	80,813
Twenty-First Century Fox, Inc., Class B	1,106	35,149
Viacom, Inc., Class B	796	37,110
Walt Disney Co. (The)	3,419	387,680

		1,549,355

Multiline Retail (0.1%)
Dollar General Corp.	619	43,163
Dollar Tree, Inc.*	541	42,447
Kohl’s Corp.	444	17,676
Macy’s, Inc.	720	21,341
Nordstrom, Inc.	308	14,344
Target Corp.	1,292	71,304

		210,275

Specialty Retail (0.6%)
Advance Auto Parts, Inc.	183	27,132
AutoNation, Inc.*	205	8,669
AutoZone, Inc.*	65	46,998
Bed Bath & Beyond, Inc.	373	14,719
Best Buy Co., Inc.	653	32,095
CarMax, Inc.*	436	25,820
Foot Locker, Inc.	319	23,864
Gap, Inc. (The)	581	14,112
Home Depot, Inc. (The)	2,845	417,732
L Brands, Inc.	563	26,517
Lowe’s Cos., Inc.	2,008	165,078
O’Reilly Automotive, Inc.*	217	58,555
Ross Stores, Inc.	900	59,283
Signet Jewelers Ltd.	195	13,508
Staples, Inc.	1,544	13,541
Tiffany & Co.	262	24,969
TJX Cos., Inc. (The)	1,526	120,676
Tractor Supply Co.	336	23,174
Ulta Beauty, Inc.*	140	39,932

		1,156,374

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	628	25,955
Hanesbrands, Inc.	911	18,912
Michael Kors Holdings Ltd.*	385	14,672
NIKE, Inc., Class B	3,135	174,714
PVH Corp.	209	21,625
Ralph Lauren Corp.	122	9,958
Under Armour, Inc., Class A*	439	8,683
Under Armour, Inc., Class C*	505	9,242
VF Corp.	811	44,581

		328,342

Total Consumer Discretionary		5,916,692

Consumer Staples (2.5%)
Beverages (0.6%)
Brown-Forman Corp., Class B	392	18,103
Coca-Cola Co. (The)	9,141	387,943
Constellation Brands, Inc., Class A	422	68,394
Dr Pepper Snapple Group, Inc.	454	44,456
Molson Coors Brewing Co., Class B	425	40,677
Monster Beverage Corp.*	987	45,570
PepsiCo, Inc.	3,347	374,395

		979,538

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	1,022	171,379

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CVS Health Corp.	2,519	$197,742
Kroger Co. (The)	2,151	63,433
Sysco Corp.	1,168	60,643
Walgreens Boots Alliance, Inc.	2,017	167,512
Wal-Mart Stores, Inc.	3,561	256,676
Whole Foods Market, Inc.	757	22,498

		939,883

Food Products (0.4%)
Archer-Daniels-Midland Co.	1,372	63,167
Campbell Soup Co.	485	27,761
Conagra Brands, Inc.	930	37,516
General Mills, Inc.	1,400	82,614
Hershey Co. (The)	308	33,649
Hormel Foods Corp.	689	23,860
JM Smucker Co. (The)	272	35,654
Kellogg Co.	572	41,533
Kraft Heinz Co. (The)	1,385	125,772
McCormick & Co., Inc. (Non-Voting)	288	28,094
Mead Johnson Nutrition Co.	436	38,839
Mondelez International, Inc., Class A	3,577	154,098
Tyson Foods, Inc., Class A	686	42,333

		734,890

Household Products (0.5%)
Church & Dwight Co., Inc.	595	29,673
Clorox Co. (The)	316	42,606
Colgate-Palmolive Co.	2,083	152,455
Kimberly-Clark Corp.	857	112,807
Procter & Gamble Co. (The)	6,292	565,336

		902,877

Personal Products (0.0%)
Coty, Inc., Class A	1,172	21,248
Estee Lauder Cos., Inc. (The), Class A	514	43,582

		64,830

Tobacco (0.5%)
Altria Group, Inc.	4,554	325,247
Philip Morris International, Inc.	3,633	410,165
Reynolds American, Inc.	1,941	122,322

		857,734

Total Consumer Staples		4,479,752

Energy (1.8%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.	993	59,401
Halliburton Co.	1,987	97,780
Helmerich & Payne, Inc.	282	18,773
National Oilwell Varco, Inc.	841	33,716
Schlumberger Ltd.	3,275	255,777
TechnipFMC plc*	1,034	33,605
Transocean Ltd.*	1,042	12,973

		512,025

Oil, Gas & Consumable Fuels (1.5%)
Anadarko Petroleum Corp.	1,326	82,212
Apache Corp.	894	45,943
Cabot Oil & Gas Corp.	1,064	25,440
Chesapeake Energy Corp.*	1,803	10,710
Chevron Corp.	4,422	474,791
Cimarex Energy Co.	228	27,244
Concho Resources, Inc.*	359	46,074
ConocoPhillips	2,943	146,767
Devon Energy Corp.	1,227	51,190
EOG Resources, Inc.	1,338	130,522
EQT Corp.	399	24,379
Exxon Mobil Corp.	9,716	796,810
Hess Corp.	637	30,710
Kinder Morgan, Inc.	4,496	97,743
Marathon Oil Corp.	2,125	33,575
Marathon Petroleum Corp.	1,242	62,771
Murphy Oil Corp.	385	11,007
Newfield Exploration Co.*	521	19,230
Noble Energy, Inc.	1,039	35,679
Occidental Petroleum Corp.	1,766	111,894
ONEOK, Inc.	467	25,890
Phillips 66	1,041	82,468
Pioneer Natural Resources Co.	387	72,071
Range Resources Corp.	517	15,045
Southwestern Energy Co.*	1,299	10,613
Tesoro Corp.	273	22,129
Valero Energy Corp.	1,073	71,129
Williams Cos., Inc. (The)	1,877	55,540

		2,619,576

Total Energy		3,131,601

Financials (3.8%)
Banks (1.8%)
Bank of America Corp.	23,644	557,762
BB&T Corp.	1,885	84,260
Citigroup, Inc.	6,654	398,042
Citizens Financial Group, Inc.	1,172	40,493
Comerica, Inc.	403	27,638
Fifth Third Bancorp	1,763	44,780
Huntington Bancshares, Inc.	2,694	36,073
JPMorgan Chase & Co.	8,404	738,207
KeyCorp	2,548	45,303
M&T Bank Corp.	369	57,095
People’s United Financial, Inc.	745	13,559
PNC Financial Services Group, Inc. (The)	1,129	135,751
Regions Financial Corp.	2,827	41,076
SunTrust Banks, Inc.	1,127	62,323
US Bancorp	3,725	191,838
Wells Fargo & Co.	10,571	588,382
Zions Bancorp	430	18,060

		3,080,642

Capital Markets (0.7%)
Affiliated Managers Group, Inc.	143	23,443
Ameriprise Financial, Inc.	369	47,852
Bank of New York Mellon Corp. (The)	2,433	114,911
BlackRock, Inc.	283	108,533
CBOE Holdings, Inc.	246	19,943
Charles Schwab Corp. (The)	2,787	113,737
CME Group, Inc.	780	92,664
E*TRADE Financial Corp.*	649	22,644
Franklin Resources, Inc.	782	32,953
Goldman Sachs Group, Inc. (The)	869	199,627
Intercontinental Exchange, Inc.	1,393	83,399
Moody’s Corp.	380	42,575
Morgan Stanley	3,355	143,728
Nasdaq, Inc.	268	18,613
Northern Trust Corp.	495	42,857
Raymond James Financial, Inc.	311	23,717
S&P Global, Inc.	621	81,190
State Street Corp.	848	67,509
T Rowe Price Group, Inc.	598	40,754

		1,320,649

Consumer Finance (0.2%)
American Express Co.	1,796	142,082
Capital One Financial Corp.	1,134	98,272
Discover Financial Services	939	64,218
Navient Corp.	751	11,085

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Synchrony Financial	1,833	$62,872

		378,529

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	4,460	743,393
Leucadia National Corp.	745	19,370

		762,763

Insurance (0.7%)
Aflac, Inc.	933	67,568
Allstate Corp. (The)	885	72,119
American International Group, Inc.	2,252	140,592
Aon plc	615	72,994
Arthur J Gallagher & Co.	426	24,086
Assurant, Inc.	147	14,063
Chubb Ltd.	1,104	150,421
Cincinnati Financial Corp.	330	23,849
Hartford Financial Services Group, Inc. (The)	887	42,638
Lincoln National Corp.	540	35,343
Loews Corp.	659	30,821
Marsh & McLennan Cos., Inc.	1,235	91,254
MetLife, Inc.	2,547	134,533
Principal Financial Group, Inc.	609	38,434
Progressive Corp. (The)	1,344	52,658
Prudential Financial, Inc.	999	106,573
Torchmark Corp.	248	19,106
Travelers Cos., Inc. (The)	664	80,039
Unum Group	590	27,665
Willis Towers Watson plc	299	39,136
XL Group Ltd.	591	23,557

		1,287,449

Total Financials		6,830,032

Health Care (3.8%)
Biotechnology (0.8%)
AbbVie, Inc.	3,845	250,540
Alexion Pharmaceuticals, Inc.*	509	61,711
Amgen, Inc.	1,750	287,124
Biogen, Inc.*	503	137,530
Celgene Corp.*	1,817	226,089
Gilead Sciences, Inc.	3,071	208,582
Incyte Corp.*	429	57,344
Regeneron Pharmaceuticals, Inc.*	172	66,652
Vertex Pharmaceuticals, Inc.*	599	65,501

		1,361,073

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	4,075	180,971
Baxter International, Inc.	1,135	58,861
Becton Dickinson and Co.	496	90,986
Boston Scientific Corp.*	3,275	81,449
Cooper Cos., Inc. (The)	121	24,187
CR Bard, Inc.	177	43,992
Danaher Corp.	1,442	123,334
DENTSPLY SIRONA, Inc.	534	33,343
Edwards Lifesciences Corp.*	504	47,411
Hologic, Inc.*	702	29,870
IDEXX Laboratories, Inc.*	201	31,077
Intuitive Surgical, Inc.*	92	70,515
Medtronic plc	3,241	261,096
Stryker Corp.	739	97,289
Varian Medical Systems, Inc.*	226	20,595
Zimmer Biomet Holdings, Inc.	491	59,956

		1,254,932

Health Care Providers & Services (0.7%)
Aetna, Inc.	814	103,826
AmerisourceBergen Corp.	415	36,728
Anthem, Inc.	613	101,378
Cardinal Health, Inc.	756	61,652
Centene Corp.*	406	28,932
Cigna Corp.	618	90,531
DaVita, Inc.*	394	26,780
Envision Healthcare Corp.*	268	16,434
Express Scripts Holding Co.*	1,468	96,756
HCA Holdings, Inc.*	659	58,644
Henry Schein, Inc.*	194	32,974
Humana, Inc.	345	71,118
Laboratory Corp. of America Holdings*	240	34,433
McKesson Corp.	508	75,316
Patterson Cos., Inc.	217	9,815
Quest Diagnostics, Inc.	344	33,777
UnitedHealth Group, Inc.	2,225	364,921
Universal Health Services, Inc., Class B	228	28,375

		1,272,390

Health Care Technology (0.0%)
Cerner Corp.*	707	41,607

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	785	41,503
Illumina, Inc.*	359	61,260
Mettler-Toledo International, Inc.*	62	29,692
PerkinElmer, Inc.	262	15,212
Thermo Fisher Scientific, Inc.	931	143,001
Waters Corp.*	190	29,699

		320,367

Pharmaceuticals (1.4%)
Allergan plc	876	209,294
Bristol-Myers Squibb Co.	3,891	211,593
Eli Lilly & Co.	2,304	193,789
Johnson & Johnson	6,380	794,629
Mallinckrodt plc*	269	11,989
Merck & Co., Inc.	6,495	412,692
Mylan NV*	1,133	44,176
Perrigo Co. plc	346	22,971
Pfizer, Inc.	14,213	486,227
Zoetis, Inc.	1,152	61,482

		2,448,842

Total Health Care		6,699,211

Industrials (2.7%)
Aerospace & Defense (0.6%)
Arconic, Inc.	977	25,734
Boeing Co. (The)	1,345	237,878
General Dynamics Corp.	680	127,296
L3 Technologies, Inc.	172	28,430
Lockheed Martin Corp.	594	158,954
Northrop Grumman Corp.	410	97,514
Raytheon Co.	684	104,310
Rockwell Collins, Inc.	304	29,537
Textron, Inc.	620	29,506
TransDigm Group, Inc.	121	26,639
United Technologies Corp.	1,782	199,958

		1,065,756

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	359	27,747
Expeditors International of Washington, Inc.	422	23,839
FedEx Corp.	570	111,236
United Parcel Service, Inc., Class B	1,619	173,718

		336,540

Airlines (0.2%)
Alaska Air Group, Inc.	296	27,297

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
American Airlines Group, Inc.	1,238	$52,367
Delta Air Lines, Inc.	1,702	78,224
Southwest Airlines Co.	1,468	78,920
United Continental Holdings, Inc.*	700	49,448

		286,256

Building Products (0.1%)
Allegion plc	194	14,686
Fortune Brands Home & Security, Inc.	333	20,263
Johnson Controls International plc	2,168	91,316
Masco Corp.	702	23,861

		150,126

Commercial Services & Supplies (0.1%)
Cintas Corp.	201	25,435
Republic Services, Inc.	546	34,294
Stericycle, Inc.*	173	14,340
Waste Management, Inc.	979	71,388

		145,457

Construction & Engineering (0.0%)
Fluor Corp.	348	18,312
Jacobs Engineering Group, Inc.	275	15,202
Quanta Services, Inc.*	380	14,102

		47,616

Electrical Equipment (0.2%)
Acuity Brands, Inc.	110	22,440
AMETEK, Inc.	526	28,446
Eaton Corp. plc	1,055	78,228
Emerson Electric Co.	1,501	89,850
Rockwell Automation, Inc.	317	49,360

		268,324

Industrial Conglomerates (0.5%)
3M Co.	1,402	268,245
General Electric Co.	20,715	617,306
Honeywell International, Inc.	1,794	224,017
Roper Technologies, Inc.	233	48,112

		1,157,680

Machinery (0.4%)
Caterpillar, Inc.	1,350	125,227
Cummins, Inc.	357	53,978
Deere & Co.	660	71,848
Dover Corp.	359	28,846
Flowserve Corp.	301	14,574
Fortive Corp.	744	44,804
Illinois Tool Works, Inc.	726	96,173
Ingersoll-Rand plc	588	47,816
PACCAR, Inc.	850	57,120
Parker-Hannifin Corp.	310	49,699
Pentair plc	412	25,865
Snap-on, Inc.	140	23,614
Stanley Black & Decker, Inc.	337	44,777
Xylem, Inc.	409	20,540

		704,881

Professional Services (0.1%)
Dun & Bradstreet Corp. (The)	91	9,823
Equifax, Inc.	296	40,475
Nielsen Holdings plc	805	33,255
Robert Half International, Inc.	299	14,600
Verisk Analytics, Inc.*	360	29,210

		127,363

Road & Rail (0.2%)
CSX Corp.	2,167	100,874
JB Hunt Transport Services, Inc.	193	17,706
Kansas City Southern	271	23,241
Norfolk Southern Corp.	677	75,804
Ryder System, Inc.	127	9,581
Union Pacific Corp.	1,950	206,543

		433,749

Trading Companies & Distributors (0.1%)
Fastenal Co.	668	34,402
United Rentals, Inc.*	203	25,385
WW Grainger, Inc.	134	31,190

		90,977

Total Industrials		4,814,725

Information Technology (5.9%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	11,825	399,684
F5 Networks, Inc.*	166	23,667
Harris Corp.	302	33,604
Juniper Networks, Inc.	841	23,405
Motorola Solutions, Inc.	417	35,954

		516,314

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	749	53,306
Corning, Inc.	2,239	60,453
FLIR Systems, Inc.	357	12,952
TE Connectivity Ltd.	836	62,324

		189,035

Internet Software & Services (1.2%)
Akamai Technologies, Inc.*	400	23,880
Alphabet, Inc., Class A*	693	587,526
Alphabet, Inc., Class C*	697	578,203
eBay, Inc.*	2,383	79,997
Facebook, Inc., Class A*	5,499	781,133
VeriSign, Inc.*	231	20,122
Yahoo!, Inc.*	2,095	97,229

		2,168,090

IT Services (1.0%)
Accenture plc, Class A	1,470	176,224
Alliance Data Systems Corp.	138	34,362
Automatic Data Processing, Inc.	1,066	109,148
Cognizant Technology Solutions Corp., Class A*	1,445	86,006
CSRA, Inc.	316	9,256
Fidelity National Information Services, Inc.	798	63,537
Fiserv, Inc.*	493	56,848
Global Payments, Inc.	383	30,900
International Business Machines Corp.	2,027	352,981
Mastercard, Inc., Class A	2,236	251,483
Paychex, Inc.	773	45,530
PayPal Holdings, Inc.*	2,660	114,433
Teradata Corp.*	321	9,990
Total System Services, Inc.	356	19,032
Visa, Inc., Class A	4,373	388,628
Western Union Co. (The)	1,183	24,074

		1,772,432

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc.*	1,795	26,117
Analog Devices, Inc.	874	71,624
Applied Materials, Inc.	2,499	97,211
Broadcom Ltd.	931	203,852
Intel Corp.	11,109	400,701
KLA-Tencor Corp.	370	35,176
Lam Research Corp.	403	51,729
Microchip Technology, Inc.	526	38,808
Micron Technology, Inc.*	2,464	71,210
NVIDIA Corp.	1,271	138,450
Qorvo, Inc.*	339	23,242
QUALCOMM, Inc.	3,421	196,160

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Skyworks Solutions, Inc.	455	$44,581
Texas Instruments, Inc.	2,350	189,316
Xilinx, Inc.	567	32,824

		1,621,001

Software (1.2%)
Activision Blizzard, Inc.	1,572	78,380
Adobe Systems, Inc.*	1,161	151,081
Autodesk, Inc.*	437	37,787
CA, Inc.	732	23,219
Citrix Systems, Inc.*	359	29,937
Electronic Arts, Inc.*	718	64,275
Intuit, Inc.	561	65,070
Microsoft Corp.	18,248	1,201,814
Oracle Corp.	7,078	315,751
Red Hat, Inc.*	394	34,081
salesforce.com, Inc.*	1,519	125,302
Symantec Corp.	1,490	45,713
Synopsys, Inc.*	345	24,885

		2,197,295

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	12,506	1,796,611
Hewlett Packard Enterprise Co.	3,951	93,639
HP, Inc.	4,057	72,539
NetApp, Inc.	700	29,295
Seagate Technology plc	701	32,197
Western Digital Corp.	688	56,781
Xerox Corp.	1,899	13,939

		2,095,001

Total Information Technology		10,559,168

Materials (0.8%)
Chemicals (0.6%)
Air Products & Chemicals, Inc.	509	68,863
Albemarle Corp.	258	27,255
CF Industries Holdings, Inc.	614	18,021
Dow Chemical Co. (The)	2,629	167,047
Eastman Chemical Co.	359	29,007
Ecolab, Inc.	609	76,332
EI du Pont de Nemours & Co.	2,034	163,391
FMC Corp.	329	22,895
International Flavors & Fragrances, Inc.	191	25,313
LyondellBasell Industries NV, Class A	775	70,672
Monsanto Co.	1,015	114,898
Mosaic Co. (The)	761	22,206
PPG Industries, Inc.	601	63,153
Praxair, Inc.	688	81,597
Sherwin-Williams Co. (The)	184	57,075

		1,007,725

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	159	34,702
Vulcan Materials Co.	325	39,156

		73,858

Containers & Packaging (0.1%)
Avery Dennison Corp.	239	19,263
Ball Corp.	406	30,150
International Paper Co.	999	50,729
Sealed Air Corp.	468	20,395
WestRock Co.	626	32,571

		153,108

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	3,243	43,326
Newmont Mining Corp.	1,192	39,288
Nucor Corp.	785	46,881

		129,495

Total Materials		1,364,186

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	220	24,314
American Tower Corp. (REIT)	1,016	123,485
Apartment Investment & Management Co. (REIT), Class A	415	18,405
AvalonBay Communities, Inc. (REIT)	314	57,650
Boston Properties, Inc. (REIT)	348	46,079
Crown Castle International Corp. (REIT)	832	78,582
Digital Realty Trust, Inc. (REIT)	383	40,747
Equinix, Inc. (REIT)	164	65,661
Equity Residential (REIT)	852	53,011
Essex Property Trust, Inc. (REIT)	145	33,572
Extra Space Storage, Inc. (REIT)	306	22,763
Federal Realty Investment Trust (REIT)	169	22,562
GGP, Inc. (REIT)*	1,365	31,641
HCP, Inc. (REIT)	1,037	32,437
Host Hotels & Resorts, Inc. (REIT)	1,855	34,614
Iron Mountain, Inc. (REIT)	521	18,584
Kimco Realty Corp. (REIT)	1,011	22,333
Macerich Co. (The) (REIT)	286	18,418
Mid-America Apartment Communities, Inc. (REIT)	281	28,589
Prologis, Inc. (REIT)	1,215	63,034
Public Storage (REIT)	356	77,932
Realty Income Corp. (REIT)	606	36,075
Regency Centers Corp. (REIT)	353	23,436
Simon Property Group, Inc. (REIT)	726	124,895
SL Green Realty Corp. (REIT)	257	27,401
UDR, Inc. (REIT)	660	23,932
Ventas, Inc. (REIT)	808	52,552
Vornado Realty Trust (REIT)	391	39,221
Welltower, Inc. (REIT)	828	58,639
Weyerhaeuser Co. (REIT)	1,712	58,174

		1,358,738

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	720	25,049

Total Real Estate		1,383,787

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	14,425	599,359
CenturyLink, Inc.	1,360	32,055
Level 3 Communications, Inc.*	664	37,994
Verizon Communications, Inc.	9,529	464,539

Total Telecommunication Services		1,133,947

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	484	19,171
American Electric Power Co., Inc.	1,138	76,394
Duke Energy Corp.	1,631	133,758
Edison International	788	62,733
Entergy Corp.	441	33,498
Eversource Energy	746	43,850
Exelon Corp.	2,183	78,544
FirstEnergy Corp.	1,035	32,934

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
NextEra Energy, Inc.	1,094	$140,437
PG&E Corp.	1,152	76,447
Pinnacle West Capital Corp.	236	19,678
PPL Corp.	1,556	58,179
Southern Co. (The)	2,270	113,001
Xcel Energy, Inc.	1,212	53,873

		942,497

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	1,601	17,899
NRG Energy, Inc.	820	15,334

		33,233

Multi-Utilities (0.3%)
Ameren Corp.	613	33,464
CenterPoint Energy, Inc.	1,060	29,224
CMS Energy Corp.	643	28,768
Consolidated Edison, Inc.	686	53,275
Dominion Resources, Inc.	1,489	115,502
DTE Energy Co.	425	43,397
NiSource, Inc.	795	18,913
Public Service Enterprise Group, Inc.	1,151	51,047
SCANA Corp.	347	22,676
Sempra Energy	570	62,985
WEC Energy Group, Inc.	723	43,835

		503,086

Water Utilities (0.0%)
American Water Works Co., Inc.	438	34,063

Total Utilities		1,512,879

Total Common Stocks (26.8%) (Cost $41,173,309)		47,825,980

EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	2,950	699,946
iShares Core S&P Mid-Cap Fund	158	27,053
iShares MSCI EAFE Fund	1,209	75,309
iShares Russell 2000 Fund	185	25,434

Total Exchange Traded Funds (0.5%) (Cost $825,083)		827,742

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Security (1.8%)
FNMA
1.125%, 12/14/18	$1,150,000	1,147,627
1.750%, 6/20/19	2,025,000	2,039,145

Total U.S. Government Agency Securities		3,186,772

U.S. Treasury Obligations (47.8%)
U.S. Treasury Bonds
6.000%, 2/15/26	350,000	452,334

U.S. Treasury Notes
1.000%, 3/15/18	650,000	649,520
1.000%, 5/15/18	3,313,600	3,309,212
1.125%, 6/15/18	584,700	584,652
0.625%, 6/30/18	354,400	352,199
1.375%, 7/31/18	4,828,600	4,842,633
0.750%, 9/30/18	510,800	507,588
0.875%, 10/15/18	5,049,500	5,026,067
1.000%, 11/30/18	871,300	868,349
1.125%, 1/31/19	604,200	603,018
0.750%, 2/15/19	2,318,700	2,297,768
1.625%, 3/31/19	2,968,300	2,989,310
1.500%, 5/31/19	517,600	519,824
0.875%, 6/15/19	540,400	535,207
1.625%, 6/30/19	218,100	219,521
0.875%, 7/31/19	1,126,700	1,114,746
0.875%, 9/15/19	600,200	592,829
1.000%, 9/30/19	1,472,400	1,458,228
3.375%, 11/15/19	1,424,300	1,496,294
1.000%, 11/30/19	2,241,200	2,216,687
1.375%, 2/29/20	3,171,200	3,159,259
1.625%, 7/31/20	6,208,000	6,208,532
1.375%, 9/30/20	3,859,800	3,821,534
2.625%, 11/15/20	236,500	244,199
1.375%, 1/31/21	1,700,000	1,676,399
3.625%, 2/15/21	992,500	1,062,557
1.375%, 4/30/21	1,419,700	1,395,876
1.125%, 6/30/21	780,300	757,805
2.125%, 6/30/21	1,447,800	1,465,207
1.125%, 7/31/21	3,860,000	3,743,718
1.125%, 9/30/21	2,505,100	2,423,978
2.000%, 10/31/21	834,200	838,052
1.500%, 1/31/22	1,100,000	1,078,361
1.750%, 2/28/22	1,636,500	1,622,091
2.125%, 6/30/22	2,562,400	2,579,997
1.875%, 8/31/22	1,174,300	1,165,190
1.875%, 10/31/22	994,500	985,114
1.750%, 1/31/23	425,000	417,071
2.000%, 2/15/23	1,907,300	1,897,167
1.625%, 4/30/23	121,200	117,754
1.375%, 6/30/23	2,047,800	1,956,193
2.500%, 8/15/23	2,115,800	2,158,612
1.375%, 9/30/23	216,700	206,263
1.625%, 10/31/23	227,200	219,583
2.750%, 11/15/23	1,083,300	1,121,664
2.125%, 11/30/23	105,800	105,435
2.250%, 1/31/24	750,000	752,344
2.750%, 2/15/24	1,047,900	1,084,265
2.500%, 5/15/24	1,060,400	1,079,297
2.375%, 8/15/24	1,026,400	1,034,515
2.250%, 11/15/24	357,000	356,108
2.000%, 2/15/25	1,551,900	1,517,601
2.000%, 8/15/25	1,259,600	1,226,555
2.250%, 11/15/25	1,197,400	1,187,044
1.625%, 2/15/26	1,009,200	948,940
1.625%, 5/15/26	1,483,500	1,391,720
1.500%, 8/15/26	1,370,400	1,268,187
2.000%, 11/15/26	544,000	525,525

Total U.S. Treasury Obligations		85,435,698

Total Long-Term Debt Securities (49.6%) (Cost $89,759,799)		88,622,470

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (17.3%)
JPMorgan Prime Money Market Fund, IM Shares	30,867,513	$30,876,773

Total Short-Term Investment (17.3%) (Cost $30,870,369)		30,876,773

Total Investments (94.2%) (Cost $162,628,560)		168,152,965
Other Assets Less Liabilities (5.8%)		10,356,864

Net Assets (100%)		$178,509,829

*	Non-income producing.

Glossary:

FNMA — Federal National Mortgage Association

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
E-Mini MSCI EAFE Index	351	June-17	$30,638,758	$31,274,100	$635,342
Russell 2000 Mini Index	65	June-17	4,440,175	4,499,300	59,125
S&P MidCap 400 E-Mini Index	23	June-17	3,913,016	3,951,860	38,844

					$733,311

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$5,916,692	$—	$—	$5,916,692
Consumer Staples	4,479,752	—	—	4,479,752
Energy	3,131,601	—	—	3,131,601
Financials	6,830,032	—	—	6,830,032
Health Care	6,699,211	—	—	6,699,211
Industrials	4,814,725	—	—	4,814,725
Information Technology	10,559,168	—	—	10,559,168
Materials	1,364,186	—	—	1,364,186
Real Estate	1,383,787	—	—	1,383,787
Telecommunication Services	1,133,947	—	—	1,133,947
Utilities	1,512,879	—	—	1,512,879

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Exchange Traded Funds	$827,742	$—	$—	$827,742
Futures	733,311	—	—	733,311
Short-Term Investments
Investment Companies	30,876,773	—	—	30,876,773
U.S. Government Agency Securities	—	3,186,772	—	3,186,772
U.S. Treasury Obligations	—	85,435,698	—	85,435,698

Total Assets	$80,263,806	$88,622,470	$—	$168,886,276

Total Liabilities	$—	$—	$—	$—

Total	$80,263,806	$88,622,470	$—	$168,886,276

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,183,583
Aggregate gross unrealized depreciation	(1,712,698)

Net unrealized appreciation	$5,470,885

Federal income tax cost of investments	$162,682,080

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Diversified Consumer Services (1.6%)
ServiceMaster Global Holdings, Inc.*	317,719	$13,264,768

Hotels, Restaurants & Leisure (2.6%)
Dunkin’ Brands Group, Inc.	243,601	13,320,103
Norwegian Cruise Line Holdings Ltd.*	158,668	8,049,227

		21,369,330

Leisure Products (0.6%)
Polaris Industries, Inc.(x)	56,122	4,703,024

Media (1.2%)
Omnicom Group, Inc.	117,949	10,168,383

Multiline Retail (0.6%)
Dollar General Corp.	72,884	5,082,201

Specialty Retail (1.1%)
Tractor Supply Co.	45,512	3,138,963
Williams-Sonoma, Inc.(x)	100,819	5,405,915

		8,544,878

Textiles, Apparel & Luxury Goods (3.1%)
Carter’s, Inc.	63,628	5,713,795
Gildan Activewear, Inc.	460,245	12,445,025
Lululemon Athletica, Inc.*	62,344	3,233,783
Wolverine World Wide, Inc.	170,191	4,249,669

		25,642,272

Total Consumer Discretionary		88,774,856

Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
World Fuel Services Corp.	162,712	5,898,310

Total Energy		5,898,310

Financials (8.2%)
Banks (0.6%)
SVB Financial Group*	25,769	4,795,353

Capital Markets (5.6%)
FactSet Research Systems, Inc.	29,638	4,887,603
LPL Financial Holdings, Inc.	300,209	11,957,324
MSCI, Inc.	122,686	11,923,852
TD Ameritrade Holding Corp.	439,551	17,080,952

		45,849,731

Insurance (2.0%)
Aon plc	135,415	16,072,407

Total Financials		66,717,491

Health Care (20.3%)
Biotechnology (2.8%)
Alkermes plc*	52,424	3,066,804
Celgene Corp.*	80,966	10,074,599
DBV Technologies SA (ADR)*	35,083	1,235,623
Neurocrine Biosciences, Inc.*	92,155	3,990,312
TESARO, Inc.*	27,773	4,273,432

		22,640,770

Health Care Equipment & Supplies (9.5%)
Boston Scientific Corp.*	793,567	19,736,011
Cooper Cos., Inc. (The)	37,865	7,568,835
DexCom, Inc.*	60,635	5,137,603
ICU Medical, Inc.*	30,054	4,589,246
STERIS plc	179,878	12,494,326
Teleflex, Inc.	59,417	11,510,855
Varian Medical Systems, Inc.*	188,589	17,186,116

		78,222,992

Health Care Providers & Services (1.3%)
Henry Schein, Inc.*	65,379	11,112,468

Health Care Technology (1.6%)
athenahealth, Inc.(x)*	116,972	13,181,575

Life Sciences Tools & Services (5.1%)
PerkinElmer, Inc.	270,308	15,694,083
Quintiles IMS Holdings, Inc.*	173,236	13,950,695
Waters Corp.*	76,485	11,955,370

		41,600,148

Total Health Care		166,757,953

Industrials (17.8%)
Aerospace & Defense (1.4%)
Teledyne Technologies, Inc.*	90,302	11,419,591

Air Freight & Logistics (0.8%)
Expeditors International of Washington, Inc.	108,838	6,148,258

Airlines (1.3%)
Ryanair Holdings plc (ADR)*	126,097	10,463,529

Building Products (1.8%)
Allegion plc	75,213	5,693,624
AO Smith Corp.	171,097	8,753,323

		14,446,947

Commercial Services & Supplies (2.0%)
Edenred	256,637	6,064,235
Ritchie Bros Auctioneers, Inc.	303,064	9,970,805

		16,035,040

Electrical Equipment (3.4%)
AMETEK, Inc.	95,756	5,178,485
Sensata Technologies Holding NV*	525,926	22,967,188

		28,145,673

Industrial Conglomerates (0.8%)
Roper Technologies, Inc.	32,529	6,716,913

Machinery (1.2%)
Middleby Corp. (The)*	45,757	6,243,543
Wabtec Corp.(x)	51,246	3,997,188

		10,240,731

Professional Services (3.3%)
IHS Markit Ltd.*	229,183	9,614,227
Verisk Analytics, Inc.*	219,904	17,843,010

		27,457,237

Road & Rail (1.8%)
Canadian Pacific Railway Ltd.	50,173	7,371,417
Old Dominion Freight Line, Inc.	87,150	7,457,426

		14,828,843

Total Industrials		145,902,762

Information Technology (33.7%)
Communications Equipment (0.6%)
Harris Corp.	45,533	5,066,457

Electronic Equipment, Instruments & Components (6.7%)
Amphenol Corp., Class A	85,538	6,087,740
Belden, Inc.	111,634	7,723,956
Flex Ltd.*	725,190	12,183,192
National Instruments Corp.	344,248	11,208,715

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
TE Connectivity Ltd.	234,944	$17,515,075

		54,718,678

Internet Software & Services (2.6%)
Cimpress NV(x)*	125,653	10,830,032
CoStar Group, Inc.*	49,566	10,271,067

		21,101,099

IT Services (9.0%)
Amdocs Ltd.	277,112	16,901,061
Broadridge Financial Solutions, Inc.	118,967	8,083,808
Euronet Worldwide, Inc.*	15,825	1,353,354
Fidelity National Information Services, Inc.	121,651	9,685,852
Gartner, Inc.*	67,276	7,265,135
Global Payments, Inc.	100,669	8,121,975
Jack Henry & Associates, Inc.	106,718	9,935,446
WEX, Inc.*	124,382	12,873,537

		74,220,168

Semiconductors & Semiconductor Equipment (7.4%)
KLA-Tencor Corp.	150,954	14,351,197
Lam Research Corp.	73,699	9,460,004
Microchip Technology, Inc.	131,089	9,671,746
ON Semiconductor Corp.*	780,664	12,092,485
Xilinx, Inc.	259,703	15,034,207

		60,609,639

Software (7.4%)
Atlassian Corp. plc, Class A(x)*	300,742	9,007,223
Cadence Design Systems, Inc.*	333,781	10,480,723
Constellation Software, Inc.	31,283	15,372,742
Intuit, Inc.	69,641	8,077,659
SS&C Technologies Holdings, Inc.	499,580	17,685,132

		60,623,479

Total Information Technology		276,339,520

Materials (2.0%)
Chemicals (0.4%)
Potash Corp. of Saskatchewan, Inc.	179,551	3,066,731

Containers & Packaging (1.6%)
Sealed Air Corp.	310,303	13,523,005

Total Materials		16,589,736

Real Estate (4.7%)
Equity Real Estate Investment Trusts (REITs) (4.7%)
Crown Castle International Corp. (REIT)	183,601	17,341,115
Lamar Advertising Co. (REIT), Class A	280,342	20,952,761

Total Real Estate		38,293,876

Total Common Stocks (98.2%) (Cost $724,806,322)		805,274,504

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.5%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $2,362,155, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $2,409,242.(xx)	$2,362,000	2,362,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $4,100,301, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $4,182,000.(xx)	4,100,000	4,100,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $2,200,174, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $2,244,004.(xx)	2,200,000	2,200,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $6,500,704, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $7,136,913.(xx)	6,500,000	6,500,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $397,255, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $405,173.(xx)	397,229	397,229
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $1,600,144, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,632,986.(xx)	1,600,000	1,600,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $2,400,166, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $2,449,478.(xx)	2,400,000	2,400,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $3,000,490, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $3,060,416.(xx)	3,000,000	3,000,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $1,000,108, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $1,020,165.(xx)	$1,000,000	$1,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $5,000,408, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $5,100,417.(xx)	5,000,000	5,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $2,750,195, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $2,805,199.(xx)	2,750,000	2,750,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $3,000,198, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $3,060,000.(xx)	3,000,000	3,000,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $900,057, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $918,001.(xx)	900,000	900,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $2,000,315, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		37,209,229

Total Short-Term Investments (4.5%) (Cost $37,209,229)		37,209,229

Total Investments (102.7%) (Cost $762,015,551)		842,483,733
Other Assets Less Liabilities (-2.7%)		(21,872,322)

Net Assets (100%)		$820,611,411

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $36,672,125. This was secured by cash collateral of $37,209,229 which was subsequently invested in joint repurchase agreements with a total value of $37,209,229, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $794 collateralized by various U.S. Government Treasury Securities, ranging from 0.625% - 3.625%, maturing 5/31/17-2/15/46.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$88,774,856	$—	$—	$88,774,856
Energy	5,898,310	—	—	5,898,310
Financials	66,717,491	—	—	66,717,491
Health Care	166,757,953	—	—	166,757,953
Industrials	139,838,527	6,064,235	—	145,902,762
Information Technology	276,339,520	—	—	276,339,520
Materials	16,589,736	—	—	16,589,736
Real Estate	38,293,876	—	—	38,293,876
Short-Term Investments
Repurchase Agreements	—	37,209,229	—	37,209,229

Total Assets	$799,210,269	$43,273,464	$—	$842,483,733

Total Liabilities	$—	$—	$—	$—

Total	$799,210,269	$43,273,464	$—	$842,483,733

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,041,899
Aggregate gross unrealized depreciation	(8,794,356)

Net unrealized appreciation	$80,247,543

Federal income tax cost of investments	$762,236,190

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	27,191	$6,451,609
iShares Core S&P Mid-Cap Fund	33,501	5,736,041
iShares MSCI EAFE Fund	323,525	20,152,372
iShares Russell 2000 Fund(x)	22,453	3,086,838
SPDR S&P500 Fund Trust	27,478	6,477,664

Total Exchange Traded Funds (54.4%) (Cost $37,780,102)		41,904,524

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (39.4%)
U.S. Treasury Notes
1.625%, 3/15/20	$10,700,000	10,739,206
1.875%, 2/28/22	12,735,000	12,708,536
2.125%, 2/29/24	6,880,000	6,843,235

Total Long-Term Debt Securities (39.4%) (Cost $30,097,719)		30,290,977

SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.4%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $250,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $255,000.(xx)	250,000	250,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $250,023, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $255,001.(xx)	250,000	250,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $745,797, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $760,662.(xx)	745,747	745,747
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $102,062.(xx)	100,000	100,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $250,020, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $255,021.(xx)	250,000	250,000
RBS Securities, Inc., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,000,066, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.125%, maturing 9/30/17-11/15/41; total market value $1,020,009.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		2,595,747

Total Short-Term Investments (3.4%) (Cost $2,595,747)		2,595,747

Total Investments (97.2%) (Cost $70,473,568)		74,791,248
Other Assets Less Liabilities (2.8%)		2,126,067

Net Assets (100%)		$76,917,315

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $2,544,480. This was secured by cash collateral of $2,595,747 which was subsequently invested in joint repurchase agreements with a total value of $2,595,747, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Notes	32	June-17	$3,760,970	$3,767,250	$6,280

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$41,904,524	$—	$—	$41,904,524
Futures	6,280	—	—	6,280
Short-Term Investments
Repurchase Agreements	—	2,595,747	—	2,595,747
U.S. Treasury Obligations
U.S. Treasury Obligations	—	30,290,977	—	30,290,977

Total Assets	$41,910,804	$32,886,724	$—	$74,797,528

Total Liabilities	$—	$—	$—	$—

Total	$41,910,804	$32,886,724	$—	$74,797,528

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,301,809
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$4,301,809

Federal income tax cost of investments	$70,489,439

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.7%)
Hotels, Restaurants & Leisure (4.1%)
Yum Brands, Inc.	132,877	$8,490,840
Yum China Holdings, Inc.*	557,994	15,177,437

		23,668,277

Internet & Direct Marketing Retail (7.4%)
Amazon.com, Inc.*	47,815	42,389,910

Textiles, Apparel & Luxury Goods (2.2%)
adidas AG (ADR)	135,575	12,905,384

Total Consumer Discretionary		78,963,571

Consumer Staples (11.5%)
Beverages (7.0%)
Coca-Cola Co. (The)	266,926	11,328,339
Monster Beverage Corp.*	631,934	29,176,393

		40,504,732

Food Products (2.5%)
Danone SA (ADR)	1,044,836	14,303,805

Household Products (2.0%)
Procter & Gamble Co. (The)	131,201	11,788,410

Total Consumer Staples		66,596,947

Energy (2.2%)
Energy Equipment & Services (2.2%)
Schlumberger Ltd.	164,088	12,815,273

Total Energy		12,815,273

Financials (8.4%)
Capital Markets (7.1%)
FactSet Research Systems, Inc.	67,402	11,115,264
MSCI, Inc.	115,424	11,218,059
SEI Investments Co.	373,487	18,838,684

		41,172,007

Consumer Finance (1.3%)
American Express Co.	94,342	7,463,395

Total Financials		48,635,402

Health Care (14.4%)
Biotechnology (4.1%)
Amgen, Inc.	48,725	7,994,311
Regeneron Pharmaceuticals, Inc.*	40,059	15,523,263

		23,517,574

Health Care Equipment & Supplies (3.3%)
Varex Imaging Corp.*	65,182	2,190,115
Varian Medical Systems, Inc.*	187,374	17,075,393

		19,265,508

Health Care Technology (1.8%)
Cerner Corp.*	179,560	10,567,106

Pharmaceuticals (5.2%)
Merck & Co., Inc.	74,742	4,749,107
Novartis AG (ADR)	126,254	9,376,884
Novo Nordisk A/S (ADR)	453,979	15,562,400

		29,688,391

Total Health Care		83,038,579

Industrials (8.0%)
Air Freight & Logistics (5.4%)
Expeditors International of Washington, Inc.	417,665	23,593,896
United Parcel Service, Inc., Class B	73,202	7,854,575

		31,448,471

Machinery (2.6%)
Deere & Co.	135,649	14,766,750

Total Industrials		46,215,221

Information Technology (40.1%)
Communications Equipment (5.0%)
Cisco Systems, Inc.	856,302	28,943,008

Internet Software & Services (16.7%)
Alibaba Group Holding Ltd. (ADR)*	278,904	30,074,218
Alphabet, Inc., Class A*	17,169	14,555,878
Alphabet, Inc., Class C*	17,205	14,272,580
Facebook, Inc., Class A*	266,730	37,888,997

		96,791,673

IT Services (5.1%)
Automatic Data Processing, Inc.	54,821	5,613,122
Visa, Inc., Class A	267,125	23,739,399

		29,352,521

Semiconductors & Semiconductor Equipment (3.7%)
Analog Devices, Inc.	36,131	2,960,935
QUALCOMM, Inc.	319,165	18,300,921

		21,261,856

Software (9.6%)
Autodesk, Inc.*	239,137	20,678,177
Microsoft Corp.	161,814	10,657,070
Oracle Corp.	548,043	24,448,198

		55,783,445

Total Information Technology		232,132,503

Materials (0.6%)
Metals & Mining (0.6%)
Compass Minerals International, Inc.(x)	53,671	3,641,577

Total Materials		3,641,577

Total Common Stocks (98.9%) (Cost $441,533,842)		572,039,073

SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	5,293,216	5,294,804

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $400,029, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $408,000.(xx)	$400,000	400,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $1,000,091, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $1,020,002.(xx)	$1,000,000	$1,000,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $200,016, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $204,000.(xx)	200,000	200,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $500,054, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $548,993.(xx)	500,000	500,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $779,468, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $795,005.(xx)	779,417	779,417
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $300,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $306,185.(xx)	300,000	300,000

Total Repurchase Agreements		3,179,417

Total Short-Term Investments (1.5%) (Cost $8,474,647)		8,474,221

Total Investments (100.4%) (Cost $450,008,489)		580,513,294
Other Assets Less Liabilities (-0.4%)		(2,464,617)

Net Assets (100%)		$578,048,677

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $3,103,934. This was secured by cash collateral of $3,179,417 which was subsequently invested in joint repurchase agreements with a total value of $3,179,417, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$78,963,571	$—	$—	$78,963,571
Consumer Staples	66,596,947	—	—	66,596,947
Energy	12,815,273	—	—	12,815,273
Financials	48,635,402	—	—	48,635,402
Health Care	83,038,579	—	—	83,038,579
Industrials	46,215,221	—	—	46,215,221
Information Technology	232,132,503	—	—	232,132,503
Materials	3,641,577	—	—	3,641,577
Short-Term Investments
Investment Companies	5,294,804	—	—	5,294,804
Repurchase Agreements	—	3,179,417	—	3,179,417

Total Assets	$577,333,877	$3,179,417	$—	$580,513,294

Total Liabilities	$—	$—	$—	$—

Total	$577,333,877	$3,179,417	$—	$580,513,294

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$142,452,084
Aggregate gross unrealized depreciation	(12,331,878)

Net unrealized appreciation	$130,120,206

Federal income tax cost of investments	$450,393,088

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.0%)
Auto Components (1.5%)
Fox Factory Holding Corp.*	45,017	$1,291,987
Horizon Global Corp.*	3,777	52,425
Modine Manufacturing Co.*	8,093	98,735
Motorcar Parts of America, Inc.*	3,146	96,677
Shiloh Industries, Inc.*	1,458	19,873
Spartan Motors, Inc.	5,698	45,584
Stoneridge, Inc.*	4,620	83,807
Strattec Security Corp.	578	16,068
Superior Industries International, Inc.	4,311	109,283
Tower International, Inc.	3,536	95,826
Unique Fabricating, Inc.	1,165	14,015
Workhorse Group, Inc.(x)*	2,580	6,785

		1,931,065

Automobiles (0.1%)
Winnebago Industries, Inc.	4,601	134,579

Distributors (0.0%)
AMCON Distributing Co.	60	5,946
Educational Development Corp.	539	3,638
Fenix Parts, Inc.*	2,892	4,483
VOXX International Corp.*	3,536	18,387
Weyco Group, Inc.	1,124	31,562

		64,016

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	2,639	60,433
Ascent Capital Group, Inc., Class A*	1,718	24,275
Bridgepoint Education, Inc.*	3,060	32,650
Cambium Learning Group, Inc.*	2,305	11,295
Career Education Corp.*	11,471	99,798
Carriage Services, Inc.	2,558	69,373
Chegg, Inc.(x)*	129,910	1,096,440
Collectors Universe, Inc.	1,292	33,721
K12, Inc.*	5,797	111,013
Liberty Tax, Inc.	1,157	16,487
Lincoln Educational Services Corp.*	4,132	11,611
National American University Holdings, Inc.	1,544	3,783
Strayer Education, Inc.	1,809	145,606
Universal Technical Institute, Inc.*	3,742	12,910

		1,729,395

Hotels, Restaurants & Leisure (2.0%)
Ark Restaurants Corp.	361	9,130
Bagger Dave’s Burger Tavern, Inc.*†	2,247	—
Biglari Holdings, Inc.*	179	77,324
Bravo Brio Restaurant Group, Inc.*	2,257	11,511
Canterbury Park Holding Corp.	441	4,564
Carrols Restaurant Group, Inc.*	5,905	83,556
Century Casinos, Inc.*	3,598	27,201
Chuy’s Holdings, Inc.*	2,822	84,096
Del Frisco’s Restaurant Group, Inc.*	4,021	72,579
Del Taco Restaurants, Inc.*	73,734	977,712
Denny’s Corp.*	12,032	148,835
Diversified Restaurant Holdings, Inc.*	2,247	5,168
Dover Downs Gaming & Entertainment, Inc.*	2,387	2,506
Dover Motorsports, Inc.	2,635	5,797
El Pollo Loco Holdings, Inc.(x)*	3,459	41,335
Eldorado Resorts, Inc.*	4,928	93,262
Empire Resorts, Inc.*	578	14,017
Famous Dave’s of America, Inc.*	559	2,152
Flanigan’s Enterprises, Inc.	153	3,710
Fogo De Chao, Inc.*	825	13,406
Full House Resorts, Inc.*	3,750	9,113
Gaming Partners International Corp.	658	6,580
Golden Entertainment, Inc.	1,813	23,986
Good Times Restaurants, Inc.(x)*	1,900	5,985
Habit Restaurants, Inc. (The), Class A*	2,334	41,312
Intrawest Resorts Holdings, Inc.*	2,780	69,528
Isle of Capri Casinos, Inc.*	4,297	113,269
J Alexander’s Holdings, Inc.*	2,244	22,552
Jamba, Inc.(x)*	2,213	20,028
Kona Grill, Inc.(x)*	1,299	8,184
Lindblad Expeditions Holdings, Inc.*	2,524	22,615
Luby’s, Inc.*	3,227	10,036
Marcus Corp. (The)	3,190	102,399
Monarch Casino & Resort, Inc.*	1,816	53,645
Nathan’s Famous, Inc.*	527	33,017
Nevada Gold & Casinos, Inc.*	2,918	6,215
Noodles & Co.*	1,962	11,282
ONE Group Hospitality, Inc. (The)*	2,993	5,687
Papa Murphy’s Holdings, Inc.*	2,064	9,845
Peak Resorts, Inc.	2,080	11,752
Potbelly Corp.*	4,047	56,253
Rave Restaurant Group, Inc.(x)*	1,239	2,751
RCI Hospitality Holdings, Inc.	1,600	27,712
Red Lion Hotels Corp.*	2,678	18,880
Ruby Tuesday, Inc.*	10,412	29,258
Ruth’s Hospitality Group, Inc.	5,163	103,518
Town Sports International Holdings, Inc.*	2,168	7,696
Zoe’s Kitchen, Inc.(x)*	3,251	60,144

		2,571,103

Household Durables (3.9%)
AV Homes, Inc.*	2,145	35,285
Bassett Furniture Industries, Inc.	1,737	46,725
Beazer Homes USA, Inc.*	5,464	66,278
Cavco Industries, Inc.*	6,841	796,292
Century Communities, Inc.*	2,648	67,259
CSS Industries, Inc.	1,448	37,532
Dixie Group, Inc. (The)*	2,651	9,544
Flexsteel Industries, Inc.	1,123	56,599
Green Brick Partners, Inc.*	3,945	39,253
Hooker Furniture Corp.	1,964	60,982
Hovnanian Enterprises, Inc., Class A*	20,976	47,616
iRobot Corp.(x)*	5,388	356,362
LGI Homes, Inc.(x)*	49,472	1,677,597
Libbey, Inc.	3,726	54,325
Lifetime Brands, Inc.	1,903	38,250
M/I Homes, Inc.*	4,110	100,695
NACCO Industries, Inc., Class A	660	46,068
New Home Co., Inc. (The)*	2,265	23,692
P&F Industries, Inc., Class A	336	2,335
Skyline Corp.*	1,221	11,502
SodaStream International Ltd.*	6,765	327,629
Stanley Furniture Co., Inc.	1,606	1,253
Turtle Beach Corp.(x)*	2,931	2,653
UCP, Inc., Class A*	1,412	14,332
Universal Electronics, Inc.*	14,287	978,660
Vuzix Corp.(x)*	2,632	16,318
ZAGG, Inc.*	4,709	33,905

		4,948,941

Internet & Direct Marketing Retail (0.7%)
1-800-Flowers.com, Inc., Class A*	4,403	44,911
CafePress, Inc.*	1,105	3,337
Duluth Holdings, Inc., Class B(x)*	16,939	360,630
EVINE Live, Inc.*	7,562	9,679
FTD Cos., Inc.*	3,023	60,883
Gaia, Inc.*	1,228	12,219

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
JRjr33, Inc.*	2,977	$1,340
Nutrisystem, Inc.	4,996	277,278
Overstock.com, Inc.*	2,239	38,511
PetMed Express, Inc.(x)	3,427	69,020
US Auto Parts Network, Inc.*	2,702	9,052

		886,860

Leisure Products (1.6%)
Black Diamond, Inc.*	3,698	20,154
Escalade, Inc.	1,795	23,156
JAKKS Pacific, Inc.*	2,581	14,196
Johnson Outdoors, Inc., Class A	854	31,171
Malibu Boats, Inc., Class A*	84,407	1,894,936
Marine Products Corp.	1,641	17,838
MCBC Holdings, Inc.	1,286	20,795
Nautilus, Inc.*	5,270	96,177

		2,118,423

Media (0.5%)
AH Belo Corp., Class A	3,123	19,206
Alliance MMA, Inc.*	456	1,208
Ballantyne Strong, Inc.*	1,864	11,184
Beasley Broadcast Group, Inc., Class A	389	4,512
Central European Media Enterprises Ltd., Class A(x)*	13,143	40,743
Daily Journal Corp.(x)*	188	40,287
Entercom Communications Corp., Class A	4,481	64,078
Entravision Communications Corp., Class A	11,070	68,635
Harte-Hanks, Inc.*	8,461	11,845
Hemisphere Media Group, Inc.*	868	10,199
Lee Enterprises, Inc.*	9,331	24,261
McClatchy Co. (The), Class A*	875	8,461
New Media Investment Group, Inc.	7,807	110,938
Radio One, Inc., Class D*	4,244	14,005
Reading International, Inc., Class A*	2,841	44,149
Saga Communications, Inc., Class A	628	32,059
Salem Media Group, Inc.	1,947	14,505
Townsquare Media, Inc., Class A*	1,488	18,124
tronc, Inc.(x)*	4,608	64,144
WeCast Network, Inc.(x)*	2,860	5,906
Xcel Brands, Inc.*	1,406	3,796

		612,245

Multiline Retail (0.1%)
Bon-Ton Stores, Inc. (The)(x)*	2,748	2,309
Fred’s, Inc., Class A(x)	5,781	75,731
Tuesday Morning Corp.*	7,772	29,145

		107,185

Specialty Retail (0.9%)
America’s Car-Mart, Inc.*	1,352	49,280
Barnes & Noble Education, Inc.*	6,933	66,487
Big 5 Sporting Goods Corp.	3,035	45,829
Boot Barn Holdings, Inc.(x)*	2,263	22,381
Build-A-Bear Workshop, Inc.*	2,396	21,205
Christopher & Banks Corp.(x)*	5,444	8,057
Citi Trends, Inc.	2,452	41,684
Conn’s, Inc.(x)*	3,498	30,608
Container Store Group, Inc. (The)*	2,778	11,751
Destination Maternity Corp.*	1,931	8,226
Destination XL Group, Inc.*	6,331	18,043
Francesca’s Holdings Corp.*	6,572	100,879
Haverty Furniture Cos., Inc.	3,214	78,261
Kirkland’s, Inc.*	2,478	30,727
Lumber Liquidators Holdings, Inc.(x)*	4,538	95,253
MarineMax, Inc.*	4,250	92,013
New York & Co., Inc.*	5,287	10,310
Perfumania Holdings, Inc.*	980	1,274
Pier 1 Imports, Inc.	13,917	99,646
Sears Hometown and Outlet Stores, Inc.(x)*	1,809	7,055
Shoe Carnival, Inc.	2,272	55,823
Sportsman’s Warehouse Holdings, Inc.*	4,550	21,749
Stage Stores, Inc.(x)	4,561	11,813
Stein Mart, Inc.	5,294	15,935
Tandy Leather Factory, Inc.*	1,022	8,380
Tilly’s, Inc., Class A	1,956	17,643
Trans World Entertainment Corp.*	1,050	1,785
West Marine, Inc.*	3,208	30,604
Winmark Corp.	385	43,505
Zumiez, Inc.*	3,069	56,163

		1,102,369

Textiles, Apparel & Luxury Goods (0.4%)
Cherokee, Inc.*	2,139	18,395
Crown Crafts, Inc.	1,553	12,812
Culp, Inc.	1,833	57,190
Delta Apparel, Inc.*	1,204	21,227
Differential Brands Group, Inc.*	1,491	2,907
Iconix Brand Group, Inc.*	7,457	56,077
Lakeland Industries, Inc.*	1,120	12,040
Movado Group, Inc.	2,620	65,369
Perry Ellis International, Inc.*	2,134	45,838
Rocky Brands, Inc.	1,140	13,167
Sequential Brands Group, Inc.*	6,742	26,226
Superior Uniform Group, Inc.	1,394	25,928
Unifi, Inc.*	2,701	76,682
Vera Bradley, Inc.*	3,515	32,725
Vince Holding Corp.(x)*	3,760	5,828

		472,411

Total Consumer Discretionary		16,678,592

Consumer Staples (1.1%)
Beverages (0.3%)
Craft Brew Alliance, Inc.*	2,181	29,116
MGP Ingredients, Inc.(x)	8,099	439,209
Primo Water Corp.*	3,859	52,405
Reed’s, Inc.*	1,792	7,437
Willamette Valley Vineyards, Inc.*	769	6,152

		534,319

Food & Staples Retailing (0.1%)
Chefs’ Warehouse, Inc. (The)*	3,284	45,647
Natural Grocers by Vitamin Cottage, Inc.*	1,561	16,219
Village Super Market, Inc., Class A	1,242	32,913

		94,779

Food Products (0.4%)
Alico, Inc.	562	14,837
Arcadia Biosciences, Inc.(x)*	2,204	1,502
Bridgford Foods Corp.*	297	3,395
Farmer Brothers Co.*	1,376	48,642
Freshpet, Inc.(x)*	3,831	42,141
Inventure Foods, Inc.*	3,371	14,900
John B Sanfilippo & Son, Inc.	1,463	107,077
Landec Corp.*	4,527	54,324
Lifeway Foods, Inc.*	768	8,241
Limoneira Co.	2,026	42,364
Omega Protein Corp.	3,769	75,568
Rocky Mountain Chocolate Factory, Inc.	865	9,757
S&W Seed Co.(x)*	2,431	12,033
Seneca Foods Corp., Class A*	1,110	40,071

		474,852

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares		Value (Note 1)
Household Products (0.1%)
Oil-Dri Corp. of America	865		$32,239
Orchids Paper Products Co.(x)	1,535		36,840

			69,079

Personal Products (0.2%)
DS Healthcare Group, Inc.*	2,078		603
Female Health Co. (The)*	3,938		3,977
Lifevantage Corp.(x)*	2,463		13,226
Mannatech, Inc.	392		6,390
Medifast, Inc.	1,798		79,777
Natural Alternatives International, Inc.*	707		6,222
Natural Health Trends Corp.(x)	1,278		36,934
Nature’s Sunshine Products, Inc.	1,481		14,810
Nutraceutical International Corp.	1,401		43,641
Synutra International, Inc.*	3,708		22,063
United-Guardian, Inc.	553		8,129

			235,772

Tobacco (0.0%)
Alliance One International, Inc.*	1,468		18,863
Turning Point Brands, Inc.*	1,041		16,240

			35,103

Total Consumer Staples			1,443,904

Energy (3.8%)
Energy Equipment & Services (2.0%)
Aspen Aerogels, Inc.*	2,925		12,139
Basic Energy Services, Inc.*	38		1,268
Bristow Group, Inc.	5,793		88,112
CARBO Ceramics, Inc.(x)*	3,806		49,630
Dawson Geophysical Co.*	3,568		19,838
Eco-Stim Energy Solutions, Inc.*	1,338		1,565
ENGlobal Corp.*	2,491		4,608
Era Group, Inc.*	3,347		44,381
Exterran Corp.*	5,435		170,931
Geospace Technologies Corp.*	2,252		36,550
Gulf Island Fabrication, Inc.	2,348		27,119
Gulfmark Offshore, Inc., Class A(x)*	3,465		1,213
Hornbeck Offshore Services, Inc.(x)*	5,332		23,621
Independence Contract Drilling, Inc.*	5,259		28,977
ION Geophysical Corp.*	1,610		7,809
Mammoth Energy Services, Inc.*	1,343		28,888
Matrix Service Co.*	4,589		75,719
Mitcham Industries, Inc.*	1,968		9,643
Natural Gas Services Group, Inc.*	2,109		54,939
Newpark Resources, Inc.*	14,264		115,538
Nordic American Offshore Ltd.	5,929		6,522
North Atlantic Drilling Ltd.(x)*	1,290		2,180
Parker Drilling Co.*	22,947		40,157
PHI, Inc. (Non-Voting)*	1,999		23,948
Pioneer Energy Services Corp.*	72,977		291,908
Profire Energy, Inc.*	3,760		5,302
RigNet, Inc.*	2,164		46,418
Smart Sand, Inc.*	66,083		1,073,850
Synthesis Energy Systems, Inc.*	12,845		10,944
Tesco Corp.*	8,048		64,786
TETRA Technologies, Inc.*	19,645		79,955
Tidewater, Inc.(x)*	7,855		9,033
Willbros Group, Inc.*	7,522		20,610

			2,478,101

Oil, Gas & Consumable Fuels (1.8%)
Abraxas Petroleum Corp.*	25,095		50,692
Adams Resources & Energy, Inc.	366		13,670
Aemetis, Inc.*	2,331		3,007
Approach Resources, Inc.(x)*	6,722		16,872
Ardmore Shipping Corp.	4,884		39,316
Bill Barrett Corp.*	10,831		49,281
Bonanza Creek Energy, Inc.(x)*	9,104		10,561
Clayton Williams Energy, Inc.*	1,025		135,382
Clean Energy Fuels Corp.*	17,939		45,744
Cloud Peak Energy, Inc.*	12,743		58,363
Contango Oil & Gas Co.*	3,914		28,650
DHT Holdings, Inc.	15,876		70,966
Earthstone Energy, Inc.(x)*	379		4,836
Energy Fuels, Inc.(x)*	10,300		22,351
Evolution Petroleum Corp.	4,243		33,944
EXCO Resources, Inc.(x)*	26,181		16,230
GasLog Ltd.(x)	69,100		1,060,685
Gastar Exploration, Inc.(x)*	26,170		40,302
Hallador Energy Co.	2,315		18,543
Isramco, Inc.*	129		15,112
Jones Energy, Inc., Class A(x)*	10,671		27,211
Navios Maritime Acquisition Corp.	13,822		23,774
Northern Oil and Gas, Inc.(x)*	8,242		21,429
Pacific Ethanol, Inc.*	4,999		34,243
Panhandle Oil and Gas, Inc., Class A	2,663		51,130
PetroQuest Energy, Inc.*	3,113		8,530
PrimeEnergy Corp.*	101		4,989
Renewable Energy Group, Inc.*	6,654		69,534
REX American Resources Corp.*	977		88,409
Ring Energy, Inc.*	7,200		77,904
Sanchez Energy Corp.*	9,620		91,775
Teekay Tankers Ltd., Class A	19,887		40,768
VAALCO Energy, Inc.(x)*	9,976		9,149
Vertex Energy, Inc.(x)*	3,396		3,770
W&T Offshore, Inc.(x)*	6,553		18,152
Westmoreland Coal Co.*	3,147		45,694
Zion Oil & Gas, Inc.(x)*	7,721		9,265

			2,360,233

Total Energy			4,838,334

Financials (20.3%)
Banks (13.8%)
1st Constitution Bancorp	1,077		19,871
Access National Corp.(x)	1,403		42,118
ACNB Corp.	1,006		29,023
Allegiance Bancshares, Inc.*	1,897		70,568
American National Bankshares, Inc.	1,390		51,778
American River Bankshares	1,048		15,531
AmeriServ Financial, Inc.	2,987		11,201
Ames National Corp.	1,453		44,462
Anchor Bancorp, Inc.*	417		10,717
Arrow Financial Corp.	1,955		66,275
Atlantic Capital Bancshares, Inc.*	3,003		56,907
Auburn National Bancorporation, Inc.	393		12,993
Bancorp of New Jersey, Inc.	719		10,965
Bancorp, Inc. (The)*	8,582		43,768
Bank of Commerce Holdings	2,154		23,048
Bank of Marin Bancorp	1,029		66,216
Bank of South Carolina Corp.	671		13,957
Bank of the James Financial Group, Inc.	696		10,092
Bank of the Ozarks, Inc.	—	@	1
Bankwell Financial Group, Inc.	981		33,737
Bar Harbor Bankshares	2,537		83,907
Bay Bancorp, Inc.*	1,257		9,867
BCB Bancorp, Inc.	1,590		26,474
Blue Hills Bancorp, Inc.	4,252		75,898
Bridge Bancorp, Inc.	16,160		565,600
Bryn Mawr Bank Corp.	21,176		836,451
BSB Bancorp, Inc.*	1,413		39,917
C&F Financial Corp.	548		25,372

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
California First National Bancorp	413	$6,691
Camden National Corp.	2,624	115,561
Capital City Bank Group, Inc.	1,862	39,828
Capstar Financial Holdings, Inc.*	24,627	469,637
Cardinal Financial Corp.	5,396	161,556
Carolina Bank Holdings, Inc.*†	761	21,300
Carolina Financial Corp.	2,105	63,150
Cascade Bancorp*	5,408	41,696
CB Financial Services, Inc.	632	17,570
CenterState Banks, Inc.	81,024	2,098,521
Central Valley Community Bancorp	1,492	30,586
Centrue Financial Corp.*	736	19,173
Century Bancorp, Inc., Class A	504	30,656
Chemung Financial Corp.	523	20,659
Citizens & Northern Corp.	1,999	46,537
Citizens Holding Co.	647	15,593
Civista Bancshares, Inc.	1,599	35,434
CNB Financial Corp.	2,520	60,203
CoBiz Financial, Inc.	6,379	107,167
Codorus Valley Bancorp, Inc.	1,367	35,419
Colony Bankcorp, Inc.	1,056	14,362
Commerce Union Bancshares, Inc.	1,179	25,643
Community Bankers Trust Corp.*	3,645	29,160
Community Financial Corp. (The)	672	24,192
Community Trust Bancorp, Inc.	2,619	119,819
Community West Bancshares	1,141	11,524
ConnectOne Bancorp, Inc.	5,148	124,839
County Bancorp, Inc.	807	23,451
CU Bancorp*	2,787	110,505
Customers Bancorp, Inc.*	4,715	148,664
DNB Financial Corp.	467	15,878
Eastern Virginia Bankshares, Inc.	2,025	21,222
Emclaire Financial Corp.	284	8,307
Enterprise Bancorp, Inc.	1,567	54,469
Enterprise Financial Services Corp.	3,744	158,746
Equity Bancshares, Inc., Class A*	1,161	36,885
Evans Bancorp, Inc.	758	29,107
Farmers Capital Bank Corp.	1,277	51,591
Farmers National Banc Corp.	4,240	60,844
Fauquier Bankshares, Inc.	589	10,690
FB Financial Corp.(x)*	1,147	40,558
Fidelity Southern Corp.	3,580	80,120
Financial Institutions, Inc.	2,400	79,080
First Bancorp	3,394	99,410
First Bancorp, Inc.	1,736	47,306
First Bancshares, Inc. (The)(x)	1,405	40,043
First Bank	1,261	15,069
First Busey Corp.	5,321	156,437
First Business Financial Services, Inc.	1,373	35,643
First Community Bancshares, Inc.	2,697	67,344
First Community Corp.	1,057	23,254
First Community Financial Partners, Inc.*	2,340	29,835
First Connecticut Bancorp, Inc.	2,422	60,066
First Financial Corp.	1,726	81,985
First Financial Northwest, Inc.	1,284	22,688
First Foundation, Inc.*	4,548	70,539
First Guaranty Bancshares, Inc.	735	17,787
First Internet Bancorp	1,032	30,444
First Interstate BancSystem, Inc., Class A	11,663	462,438
First Mid-Illinois Bancshares, Inc.	1,336	45,210
First NBC Bank Holding Co.(x)*	2,610	10,440
First Northwest Bancorp*	1,832	28,396
First of Long Island Corp. (The)	3,673	99,355
First South Bancorp, Inc.	1,487	18,037
First United Corp.*	1,073	15,559
First US Bancshares, Inc.	946	11,702
Flushing Financial Corp.	4,763	127,982
Franklin Financial Network, Inc.*	1,979	76,686
German American Bancorp, Inc.	2,437	115,368
Great Southern Bancorp, Inc.	1,852	93,526
Green Bancorp, Inc.*	3,584	63,795
Guaranty Bancorp	3,000	73,050
Hanmi Financial Corp.	5,390	165,743
HarborOne Bancorp, Inc.*	2,551	48,443
Hawthorn Bancshares, Inc.	842	17,429
Heritage Commerce Corp.	21,091	297,383
Heritage Financial Corp.	5,066	125,384
Heritage Oaks Bancorp	4,095	54,668
HomeTrust Bancshares, Inc.*	2,887	67,845
Horizon Bancorp	3,368	88,309
Howard Bancorp, Inc.*	1,423	26,610
Independent Bank Corp.	3,512	72,698
Independent Bank Group, Inc.	12,901	829,533
Investar Holding Corp.	1,389	30,419
Lakeland Bancorp, Inc.	32,049	628,160
Lakeland Financial Corp.	4,141	178,560
Landmark Bancorp, Inc.	511	15,187
LCNB Corp.	1,492	35,584
Live Oak Bancshares, Inc.(x)	24,551	531,529
Macatawa Bank Corp.	4,527	44,727
Mackinac Financial Corp.	792	10,803
MainSource Financial Group, Inc.	3,961	130,436
MBT Financial Corp.	3,065	34,788
Melrose Bancorp, Inc.*	355	5,982
Mercantile Bank Corp.	2,731	93,946
Merchants Bancshares, Inc.	974	47,434
Mid Penn Bancorp, Inc.	631	16,942
Middleburg Financial Corp.	807	32,312
Middlefield Banc Corp.	370	16,706
Midland States Bancorp, Inc.	648	22,285
MidSouth Bancorp, Inc.	1,477	22,598
MidWestOne Financial Group, Inc.	1,425	48,863
MutualFirst Financial, Inc.	940	29,657
National Bankshares, Inc.(x)	1,153	43,295
National Commerce Corp.*	1,545	56,547
Nicolet Bankshares, Inc.*	1,312	62,110
Northrim BanCorp, Inc.	1,171	35,189
Norwood Financial Corp.	498	20,478
Oak Valley Bancorp	1,186	16,901
OFG Bancorp	7,491	88,394
Ohio Valley Banc Corp.	607	16,996
Old Line Bancshares, Inc.	1,418	40,385
Old Point Financial Corp.	605	18,241
Old Second Bancorp, Inc.	4,894	55,058
Orrstown Financial Services, Inc.	1,261	28,183
Pacific Continental Corp.	3,580	87,710
Pacific Mercantile Bancorp*	2,643	19,955
Pacific Premier Bancorp, Inc.*	34,518	1,330,668
Paragon Commercial Corp.*	146	7,810
Park Sterling Corp.	8,842	108,845
Parke Bancorp, Inc.	882	18,831
Patriot National Bancorp, Inc.*	124	1,866
Peapack Gladstone Financial Corp.	2,704	80,011
Penns Woods Bancorp, Inc.	785	34,108
Peoples Bancorp of North Carolina, Inc.	739	21,948
Peoples Bancorp, Inc.	2,766	87,572
Peoples Financial Corp.*	515	7,725
Peoples Financial Services Corp.	1,183	49,449
People’s Utah Bancorp	2,232	59,036
Plumas Bancorp	699	12,582

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Porter Bancorp, Inc.*	281	$2,639
Preferred Bank	2,084	111,827
Premier Financial Bancorp, Inc.	1,601	33,669
QCR Holdings, Inc.	2,051	86,860
Republic Bancorp, Inc., Class A	1,688	58,050
Republic First Bancorp, Inc.*	8,635	71,671
Royal Bancshares of Pennsylvania, Inc., Class A*	3,102	12,098
Salisbury Bancorp, Inc.	409	15,849
Sandy Spring Bancorp, Inc.	4,046	165,846
SB Financial Group, Inc.	759	12,736
Seacoast Banking Corp. of Florida*	5,479	131,386
Select Bancorp, Inc.*	1,537	16,876
Shore Bancshares, Inc.	2,125	35,509
Sierra Bancorp	1,979	54,284
SmartFinancial, Inc.*	1,145	24,091
Southern First Bancshares, Inc.*	984	32,128
Southern National Bancorp of Virginia, Inc.	1,899	32,150
Southside Bancshares, Inc.	4,545	152,576
Southwest Bancorp, Inc.	3,123	81,666
Southwest Georgia Financial Corp.	323	7,248
State Bank Financial Corp.	6,013	157,060
Stewardship Financial Corp.	932	8,015
Stock Yards Bancorp, Inc.	3,642	148,047
Stonegate Bank	2,100	98,889
Summit Financial Group, Inc.	1,443	31,082
Summit State Bank	855	11,115
Sun Bancorp, Inc.	1,840	44,896
Sunshine Bancorp, Inc.*	1,039	21,757
Sussex Bancorp	678	16,611
TriCo Bancshares	3,474	123,431
TriState Capital Holdings, Inc.*	3,769	88,006
Triumph Bancorp, Inc.*	2,668	68,834
Two River Bancorp	1,247	22,034
Union Bankshares, Inc.(x)	668	28,691
United Bancorp, Inc.(x)	833	9,996
United Bancshares, Inc.	499	10,404
United Security Bancshares*	2,122	15,492
Unity Bancorp, Inc.	1,257	21,306
Univest Corp. of Pennsylvania	4,261	110,360
Veritex Holdings, Inc.*	2,020	56,802
Washington Trust Bancorp, Inc.	2,558	126,109
WashingtonFirst Bankshares, Inc.	1,450	40,600
Wellesley Bank	332	8,134
West Bancorporation, Inc.	2,728	62,608
Xenith Bankshares, Inc.*	1,286	32,626

		17,735,621

Capital Markets (2.5%)
Actua Corp.*	6,183	86,871
Arlington Asset Investment Corp., Class A(x)	3,613	51,052
Ashford, Inc.*	161	9,042
B. Riley Financial, Inc.	1,600	24,000
Cowen Group, Inc., Class A(x)*	4,439	66,363
Diamond Hill Investment Group, Inc.	523	101,750
FBR & Co.	993	17,924
Fifth Street Asset Management, Inc.	822	3,781
GAIN Capital Holdings, Inc.	6,478	53,962
Global Brokerage, Inc.*	962	2,597
Great Elm Capital Group, Inc.*	3,174	10,474
Greenhill & Co., Inc.	36,062	1,056,616
Hamilton Lane, Inc., Class A*	16,858	314,739
Hennessy Advisors, Inc.	757	12,725
INTL. FCStone, Inc.*	2,600	98,696
Ladenburg Thalmann Financial Services, Inc.*	17,567	43,566
Manning & Napier, Inc.	2,621	14,940
Medley Management, Inc., Class A	1,030	8,549
National Holdings Corp.*	903	2,555
Oppenheimer Holdings, Inc., Class A	1,705	29,156
Piper Jaffray Cos	14,745	941,467
PJT Partners, Inc., Class A	3,042	106,744
Pzena Investment Management, Inc., Class A	2,536	24,954
Safeguard Scientifics, Inc.*	3,468	44,044
Silvercrest Asset Management Group, Inc., Class A	1,236	16,439
TheStreet, Inc.*	5,877	4,467
Value Line, Inc.	183	3,149
Walter Investment Management Corp.(x)*	2,961	3,198
Westwood Holdings Group, Inc.	1,383	73,866
Wins Finance Holdings, Inc.*	217	31,463
ZAIS Group Holdings, Inc.(x)*	628	1,696

		3,260,845

Consumer Finance (0.2%)
Asta Funding, Inc.*	647	5,305
Atlanticus Holdings Corp.*	1,038	2,709
Consumer Portfolio Services, Inc.*	3,444	16,221
Enova International, Inc.*	4,502	66,855
EZCORP, Inc., Class A*	8,749	71,305
Nicholas Financial, Inc.*	1,264	13,436
Regional Management Corp.*	1,832	35,596
World Acceptance Corp.(x)*	1,030	53,333

		264,760

Diversified Financial Services (0.2%)
A-Mark Precious Metals, Inc.	700	11,956
GWG Holdings, Inc.*	178	1,922
Marlin Business Services Corp.	1,421	36,591
NewStar Financial, Inc.	3,868	40,923
On Deck Capital, Inc.(x)*	8,159	41,121
PICO Holdings, Inc.*	3,776	52,865
Tiptree, Inc.	3,938	28,747

		214,125

Insurance (0.9%)
1347 Property Insurance Holdings, Inc.*	814	6,553
Atlantic American Corp.	932	3,728
Atlas Financial Holdings, Inc.*	1,796	24,515
Baldwin & Lyons, Inc., Class B	1,539	37,629
Blue Capital Reinsurance Holdings Ltd.	983	18,972
Citizens, Inc.*	8,031	59,670
Conifer Holdings, Inc.*	777	5,556
Crawford & Co., Class B	2,106	21,123
Donegal Group, Inc., Class A	1,474	25,972
eHealth, Inc.*	3,140	37,806
EMC Insurance Group, Inc.	1,435	40,266
Federated National Holding Co.	2,134	37,196
First Acceptance Corp.*	2,694	3,637
Hallmark Financial Services, Inc.*	2,337	25,824
HCI Group, Inc.	1,420	64,724
Health Insurance Innovations, Inc., Class A(x)*	1,263	20,208
Heritage Insurance Holdings, Inc.	4,605	58,806
Independence Holding Co.	1,198	22,283
Investors Title Co.	247	39,063
Kingstone Cos., Inc.	1,276	20,352
Kinsale Capital Group, Inc.	1,134	36,333
National Security Group, Inc. (The)	286	4,599
Oxbridge Re Holdings Ltd.	846	5,541
Patriot National, Inc.(x)*	1,898	5,352
State National Cos., Inc.	5,250	75,600

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Stewart Information Services Corp.	3,935	$173,847
Trupanion, Inc.(x)*	2,428	34,526
Unico American Corp.*	411	3,925
United Insurance Holdings Corp.	2,908	46,383
Universal Insurance Holdings, Inc.	5,626	137,837
WMIH Corp.*	34,846	50,527

		1,148,353

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
AG Mortgage Investment Trust, Inc. (REIT)	4,759	85,900
Anworth Mortgage Asset Corp. (REIT)	16,219	90,015
Ares Commercial Real Estate Corp. (REIT)	4,683	62,659
Cherry Hill Mortgage Investment Corp. (REIT)	1,179	20,149
Dynex Capital, Inc. (REIT)	7,688	54,508
Ellington Residential Mortgage REIT (REIT)	1,156	16,947
Five Oaks Investment Corp. (REIT)	2,395	12,286
Great Ajax Corp. (REIT)	2,635	34,387
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	8,293	167,519
Manhattan Bridge Capital, Inc. (REIT)	810	4,779
New York Mortgage Trust, Inc. (REIT)	18,876	116,465
Orchid Island Capital, Inc. (REIT)(x)	5,286	52,807
Owens Realty Mortgage, Inc. (REIT)	1,756	31,257
Resource Capital Corp. (REIT)	5,131	50,130
Sutherland Asset Management Corp. (REIT)	2,361	34,116
Western Asset Mortgage Capital Corp. (REIT)	7,022	68,605

		902,529

Thrifts & Mortgage Finance (2.0%)
ASB Bancorp, Inc.*	491	16,694
Atlantic Coast Financial Corp.*	2,456	18,715
Bank Mutual Corp.	7,065	66,411
BankFinancial Corp.	2,622	38,071
Bear State Financial, Inc.	3,065	28,811
Charter Financial Corp.	2,328	45,792
Citizens Community Bancorp, Inc.	776	10,724
Clifton Bancorp, Inc.	3,747	60,664
Coastway Bancorp, Inc.*	689	11,920
Dime Community Bancshares, Inc.	5,375	109,113
Eagle Bancorp Montana, Inc.	593	11,949
Elmira Savings Bank	276	5,934
Entegra Financial Corp.*	1,095	25,897
ESSA Bancorp, Inc.	1,409	20,543
Federal Agricultural Mortgage Corp., Class C	1,483	85,376
First Capital, Inc.	557	18,604
First Defiance Financial Corp.	1,503	74,414
First Savings Financial Group, Inc.	296	14,797
FS Bancorp, Inc.	456	16,553
Georgetown Bancorp, Inc.	247	6,385
Greene County Bancorp, Inc.(x)	535	12,492
Guaranty Federal Bancshares, Inc.	680	13,260
Hamilton Bancorp, Inc.*	528	8,105
Hingham Institution for Savings	232	41,029
HMN Financial, Inc.*	595	10,651
Home Bancorp, Inc.	976	32,940
Home Federal Bancorp, Inc.	167	4,656
HomeStreet, Inc.*	4,403	123,064
HopFed Bancorp, Inc.	1,059	15,144
IF Bancorp, Inc.	533	10,607
Impac Mortgage Holdings, Inc.(x)*	1,691	21,070
Jacksonville Bancorp, Inc.	248	7,316
Kentucky First Federal Bancorp	558	5,496
Lake Shore Bancorp, Inc.	364	5,660
Magyar Bancorp, Inc.*	338	4,394
Malvern Bancorp, Inc.*	1,122	23,786
Meridian Bancorp, Inc.	8,253	151,030
Meta Financial Group, Inc.	1,413	125,051
MSB Financial Corp.*	927	15,296
NMI Holdings, Inc., Class A*	8,485	96,729
OceanFirst Financial Corp.	4,407	124,167
Oconee Federal Financial Corp.	261	6,543
Ocwen Financial Corp.(x)*	17,309	94,680
Pathfinder Bancorp, Inc.	536	7,772
PB Bancorp, Inc.	451	4,600
Poage Bankshares, Inc.	556	10,842
Provident Bancorp, Inc.*	786	16,467
Provident Financial Holdings, Inc.	1,112	20,739
Prudential Bancorp, Inc.	1,179	21,045
Randolph Bancorp, Inc.*	985	15,268
Riverview Bancorp, Inc.	3,668	26,226
Security National Financial Corp., Class A*	1,360	9,248
Severn Bancorp, Inc.*	1,524	10,820
SI Financial Group, Inc.	1,910	26,836
Sound Financial Bancorp, Inc.	335	10,435
Southern Missouri Bancorp, Inc.	1,010	35,875
Stonegate Mortgage Corp.*	2,482	19,757
Territorial Bancorp, Inc.	1,306	40,708
Timberland Bancorp, Inc.	1,007	22,557
United Community Bancorp	614	10,806
United Community Financial Corp.	8,017	66,862
United Financial Bancorp, Inc.	8,588	146,082
Walker & Dunlop, Inc.*	4,731	197,234
Waterstone Financial, Inc.	4,400	80,300
Wayne Savings Bancshares, Inc.	428	7,618
Westbury Bancorp, Inc.*	605	12,614
Western New England Bancorp, Inc.	4,219	44,300
Wolverine Bancorp, Inc.	293	9,106

		2,514,650

Total Financials		26,040,883

Health Care (23.8%)
Biotechnology (12.6%)
Abeona Therapeutics, Inc.(x)*	3,238	16,190
Acceleron Pharma, Inc.*	10,442	276,400
Actinium Pharmaceuticals, Inc.(x)*	8,200	12,382
Adamas Pharmaceuticals, Inc.*	2,842	49,735
ADMA Biologics, Inc.(x)*	856	4,177
Advaxis, Inc.(x)*	6,091	49,763
Adverum Biotechnologies, Inc.*	3,985	10,760
Aeglea BioTherapeutics, Inc.*	821	6,116
Aevi Genomic Medicine, Inc.*	4,482	8,337
Agenus, Inc.*	12,456	46,959
Akebia Therapeutics, Inc.*	6,212	57,150
Aldeyra Therapeutics, Inc.*	1,828	9,140
AnaptysBio, Inc.*	869	24,115
Anavex Life Sciences Corp.(x)*	5,607	32,184
Anthera Pharmaceuticals, Inc.(x)*	13,417	5,709
Applied Genetic Technologies Corp.*	2,241	15,463
ARCA biopharma, Inc.*	1,046	2,615
Ardelyx, Inc.*	5,381	68,070
Arena Pharmaceuticals, Inc.*	41,714	60,902
Argos Therapeutics, Inc.(x)*	2,442	1,104
ArQule, Inc.(x)*	10,163	10,773
Arrowhead Pharmaceuticals, Inc.(x)*	11,657	21,565

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Asterias Biotherapeutics, Inc.(x)*	3,936	$13,382
Athersys, Inc.*	16,975	29,027
aTyr Pharma, Inc.*	2,926	10,241
Audentes Therapeutics, Inc.*	1,011	17,227
Aviragen Therapeutics, Inc.*	6,765	4,409
Bellicum Pharmaceuticals, Inc.*	3,585	44,239
Bioblast Pharma Ltd.*	1,255	954
BioCryst Pharmaceuticals, Inc.(x)*	13,692	115,013
BioSpecifics Technologies Corp.*	922	50,526
BioTime, Inc.(x)*	12,605	43,487
Blueprint Medicines Corp.*	47,885	1,914,920
BrainStorm Cell Therapeutics, Inc.*	2,704	11,492
Calithera Biosciences, Inc.(x)*	39,899	460,833
Cancer Genetics, Inc.*	2,391	9,803
Capricor Therapeutics, Inc.*	410	1,365
Cara Therapeutics, Inc.(x)*	3,579	65,818
CareDx, Inc.*	1,928	2,699
Cascadian Therapeutics, Inc.*	6,806	28,177
CASI Pharmaceuticals, Inc.*	3,375	4,793
Catabasis Pharmaceuticals, Inc.(x)*	1,024	1,638
Celldex Therapeutics, Inc.(x)*	16,264	58,713
Cellular Biomedicine Group, Inc.(x)*	2,116	24,969
Celsion Corp.(x)*	7,939	2,294
Cerulean Pharma, Inc.(x)*	3,013	2,448
ChemoCentryx, Inc.*	3,946	28,727
Chiasma, Inc.*	3,229	5,489
Chimerix, Inc.*	7,373	47,040
Cidara Therapeutics, Inc.*	2,188	17,066
Clovis Oncology, Inc.*	15,456	984,084
Coherus Biosciences, Inc.*	33,515	708,842
Conatus Pharmaceuticals, Inc.*	3,106	17,922
Concert Pharmaceuticals, Inc.*	2,826	48,212
ContraFect Corp.*	6,551	11,792
Corbus Pharmaceuticals Holdings, Inc.(x)*	7,430	61,298
CorMedix, Inc.(x)*	7,068	11,521
Corvus Pharmaceuticals, Inc.*	574	11,922
Curis, Inc.*	19,063	52,995
Cytokinetics, Inc.*	5,769	74,132
CytomX Therapeutics, Inc.*	3,490	60,272
Cytori Therapeutics, Inc.*	3,531	5,650
CytRx Corp.*	20,198	8,972
Dicerna Pharmaceuticals, Inc.(x)*	2,889	9,823
Dimension Therapeutics, Inc.*	2,121	3,712
Dynavax Technologies Corp.(x)*	7,735	46,023
Edge Therapeutics, Inc.*	2,728	24,852
Eiger BioPharmaceuticals, Inc.*	694	7,946
Enanta Pharmaceuticals, Inc.*	2,685	82,698
Esperion Therapeutics, Inc.*	2,458	86,792
Fate Therapeutics, Inc.(x)*	4,595	20,907
Fibrocell Science, Inc.(x)*	1,507	3,014
Five Prime Therapeutics, Inc.*	6,905	249,616
Flexion Therapeutics, Inc.*	4,582	123,302
Fortress Biotech, Inc.(x)*	5,910	21,867
Foundation Medicine, Inc.(x)*	27,319	881,038
Galectin Therapeutics, Inc.(x)*	4,837	11,125
Galena Biopharma, Inc.*	5,554	3,388
Gemphire Therapeutics, Inc.*	525	5,513
Genocea Biosciences, Inc.(x)*	4,203	25,596
Genomic Health, Inc.*	21,239	668,816
Geron Corp.(x)*	25,670	58,271
Global Blood Therapeutics, Inc.(x)*	17,621	649,334
GlycoMimetics, Inc.*	2,098	11,392
Heron Therapeutics, Inc.(x)*	7,182	107,730
Idera Pharmaceuticals, Inc.*	17,540	43,324
Ignyta, Inc.*	5,043	43,370
Immune Design Corp.*	2,340	15,912
Immunomedics, Inc.(x)*	16,713	108,133
Infinity Pharmaceuticals, Inc.*	8,438	27,255
Inotek Pharmaceuticals Corp.(x)*	3,025	6,050
Inovio Pharmaceuticals, Inc.(x)*	11,440	75,733
Invitae Corp.*	4,897	54,161
Jounce Therapeutics, Inc.*	1,108	24,365
Kadmon Holdings, Inc.(x)*	1,266	4,583
Karyopharm Therapeutics, Inc.*	4,694	60,271
Kindred Biosciences, Inc.*	3,293	23,216
Kura Oncology, Inc.(x)*	2,529	22,255
La Jolla Pharmaceutical Co.*	2,393	71,431
Lion Biotechnologies, Inc.*	9,707	72,317
Loxo Oncology, Inc.*	21,130	889,150
MacroGenics, Inc.*	5,472	101,779
MannKind Corp.(x)*	11,412	16,890
MediciNova, Inc.*	4,994	29,914
MEI Pharma, Inc.*	5,118	8,291
Minerva Neurosciences, Inc.(x)*	3,593	29,103
Mirati Therapeutics, Inc.*	2,726	14,175
Mirna Therapeutics, Inc.*	1,632	3,574
NanoViricides, Inc.(x)*	7,253	8,123
Navidea Biopharmaceuticals, Inc.(x)*	27,150	15,657
NewLink Genetics Corp.*	3,722	89,700
Nivalis Therapeutics, Inc.*	1,775	5,183
Nymox Pharmaceutical Corp.*	4,584	16,640
Ohr Pharmaceutical, Inc.*	4,740	3,936
Oncocyte Corp.*	715	4,272
OncoMed Pharmaceuticals, Inc.(x)*	3,620	33,340
Organovo Holdings, Inc.(x)*	16,402	52,158
Otonomy, Inc.*	4,087	50,066
OvaScience, Inc.(x)*	5,280	9,874
Pfenex, Inc.*	3,039	17,657
PharmAthene, Inc.	10,339	8,390
PhaseRx, Inc.*	335	506
Pieris Pharmaceuticals, Inc.*	5,710	14,846
Progenics Pharmaceuticals, Inc.*	11,953	112,836
Protagonist Therapeutics, Inc.(x)*	1,312	16,807
Proteon Therapeutics, Inc.*	1,366	2,391
Proteostasis Therapeutics, Inc.*	1,346	10,526
PTC Therapeutics, Inc.*	5,767	56,747
Ra Pharmaceuticals, Inc.*	1,387	29,529
Recro Pharma, Inc.*	2,157	18,852
REGENXBIO, Inc.*	3,444	66,469
Regulus Therapeutics, Inc.*	7,001	11,552
Repligen Corp.*	23,200	816,640
Rigel Pharmaceuticals, Inc.*	21,231	70,275
Sage Therapeutics, Inc.*	9,847	699,826
Sangamo Therapeutics, Inc.*	11,765	61,178
Selecta Biosciences, Inc.*	857	12,272
Sorrento Therapeutics, Inc.*	4,412	17,427
Spark Therapeutics, Inc.*	10,256	547,055
Spectrum Pharmaceuticals, Inc.*	13,128	85,332
Spring Bank Pharmaceuticals, Inc.*	163	1,447
Stemline Therapeutics, Inc.*	3,576	30,575
Strongbridge Biopharma plc*	2,657	12,621
Syndax Pharmaceuticals, Inc.*	816	11,196
Synergy Pharmaceuticals, Inc.(x)*	34,692	161,665
Synthetic Biologics, Inc.*	17,002	10,723
Syros Pharmaceuticals, Inc.*	770	12,266
T2 Biosystems, Inc.(x)*	2,538	13,350
Tenax Therapeutics, Inc.*	4,318	2,429
TG Therapeutics, Inc.*	7,333	85,429
Tokai Pharmaceuticals, Inc.*	1,728	1,444
Tonix Pharmaceuticals Holding Corp.(x)*	724	3,381
Tracon Pharmaceuticals, Inc.*	1,891	7,091

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Trevena, Inc.*	8,391	$30,795
Trovagene, Inc.(x)*	4,990	5,739
Vanda Pharmaceuticals, Inc.*	6,297	88,158
VBI Vaccines, Inc.*	3,650	20,039
Veracyte, Inc.*	2,801	25,713
Verastem, Inc.(x)*	5,587	11,565
Vericel Corp.*	5,527	15,476
Versartis, Inc.*	35,018	747,634
Vical, Inc.*	1,601	3,570
Vital Therapies, Inc.*	4,126	16,504
Voyager Therapeutics, Inc.*	2,017	26,705
vTv Therapeutics, Inc., Class A*	1,328	8,698
XBiotech, Inc.(x)*	3,001	49,486
Xencor, Inc.*	49,642	1,187,436
Zafgen, Inc.*	3,963	18,468

		16,287,684

Health Care Equipment & Supplies (5.4%)
Accuray, Inc.*	13,765	65,384
Aethlon Medical, Inc.*	1,193	3,877
Alliqua BioMedical, Inc.*	3,876	1,956
AngioDynamics, Inc.*	4,643	80,556
Anika Therapeutics, Inc.*	2,426	105,385
AtriCure, Inc.*	5,385	103,123
Atrion Corp.	234	109,559
Avinger, Inc.*	3,090	5,871
AxoGen, Inc.*	4,556	47,610
Biolase, Inc.*	6,170	8,330
Bovie Medical Corp.*	4,991	13,326
Cardiovascular Systems, Inc.*	5,453	154,184
CAS Medical Systems, Inc.*	4,284	6,212
Cerus Corp.(x)*	17,436	77,590
Chembio Diagnostics, Inc.(x)*	1,856	9,837
ConforMIS, Inc.(x)*	6,176	32,239
Corindus Vascular Robotics, Inc.(x)*	9,572	12,539
CryoLife, Inc.*	5,415	90,160
Cutera, Inc.*	2,019	41,793
CytoSorbents Corp.*	3,776	16,992
Electromed, Inc.*	1,066	5,255
Entellus Medical, Inc.*	1,434	19,789
Exactech, Inc.*	1,775	44,730
FONAR Corp.*	1,049	18,410
GenMark Diagnostics, Inc.*	7,461	95,650
Glaukos Corp.*	19,128	981,266
Inogen, Inc.*	10,807	838,191
Invacare Corp.	5,480	65,212
InVivo Therapeutics Holdings Corp.(x)*	5,545	22,457
Invuity, Inc.*	2,222	17,665
iRadimed Corp.(x)*	705	6,275
iRhythm Technologies, Inc.(x)*	23,938	900,069
IRIDEX Corp.(x)*	1,426	16,927
Kewaunee Scientific Corp.	362	8,344
Lantheus Holdings, Inc.*	2,306	28,825
LeMaitre Vascular, Inc.	2,299	56,624
Merit Medical Systems, Inc.*	7,375	213,138
Milestone Scientific, Inc.*	2,199	2,969
Misonix, Inc.*	1,041	12,180
Nuvectra Corp.*	1,767	12,069
NxStage Medical, Inc.*	13,751	368,939
Obalon Therapeutics, Inc.(x)*	890	9,514
OncoSec Medical, Inc.(x)*	2,633	3,370
OraSure Technologies, Inc.*	9,285	120,055
Orthofix International NV*	3,010	114,832
Oxford Immunotec Global plc*	3,831	59,342
Presbia plc(x)*	988	3,102
Pulse Biosciences, Inc.(x)*	926	18,900
Retractable Technologies, Inc.*	2,114	2,347
Rockwell Medical, Inc.(x)*	8,144	50,981
RTI Surgical, Inc.*	9,908	39,632
SeaSpine Holdings Corp.*	1,351	10,605
Second Sight Medical Products, Inc.(x)*	3,403	4,118
Senseonics Holdings, Inc.*	4,938	8,839
Sensus Healthcare, Inc.*	309	1,357
Sientra, Inc.(x)*	2,301	19,374
Span-America Medical Systems, Inc.	400	8,560
Spectranetics Corp. (The)*	38,795	1,129,903
STAAR Surgical Co.*	6,916	67,777
Surmodics, Inc.*	2,217	53,319
Tactile Systems Technology, Inc.(x)*	22,189	420,482
Tandem Diabetes Care, Inc.*	3,232	3,878
TransEnterix, Inc.(x)*	12,359	14,954
Unilife Corp.(x)*	2,544	4,350
Utah Medical Products, Inc.	577	35,947
Vermillion, Inc.(x)*	4,390	9,175
ViewRay, Inc.(x)*	1,272	10,825

		6,947,045

Health Care Providers & Services (2.0%)
AAC Holdings, Inc.*	1,659	14,151
Aceto Corp.	5,021	79,382
AdCare Health Systems, Inc.*	3,058	3,914
Addus HomeCare Corp.*	1,264	40,448
Alliance HealthCare Services, Inc.*	887	9,092
Almost Family, Inc.*	1,899	92,291
BioScrip, Inc.(x)*	18,409	31,295
BioTelemetry, Inc.*	4,634	134,154
Civitas Solutions, Inc.*	2,574	47,233
Cross Country Healthcare, Inc.*	5,513	79,167
Digirad Corp.	3,218	17,055
Diversicare Healthcare Services, Inc.	719	7,269
Five Star Senior Living, Inc.*	7,775	16,716
Fulgent Genetics, Inc.*	653	7,131
Genesis Healthcare, Inc.*	6,194	16,352
InfuSystem Holdings, Inc.*	3,392	7,802
Joint Corp. (The)*	1,578	6,628
Landauer, Inc.	1,644	80,145
LHC Group, Inc.*	2,570	138,523
National Research Corp., Class A	1,456	28,683
Nobilis Health Corp.(x)*	9,741	16,560
PharMerica Corp.*	5,076	118,778
Providence Service Corp. (The)*	2,025	89,991
Psychemedics Corp.	833	16,702
Quorum Health Corp.*	5,108	27,788
RadNet, Inc.*	6,284	37,076
Sharps Compliance Corp.*	2,232	10,624
Teladoc, Inc.(x)*	4,114	102,850
Tivity Health, Inc.*	39,180	1,140,137
Triple-S Management Corp., Class B*	4,033	70,860
US Physical Therapy, Inc.	2,075	135,498

		2,624,295

Health Care Technology (0.3%)
Castlight Health, Inc., Class B*	6,755	24,656
Computer Programs & Systems, Inc.(x)	1,910	53,480
HealthStream, Inc.*	4,416	107,000
Icad, Inc.*	2,396	11,525
Simulations Plus, Inc.	1,852	21,761
Tabula Rasa HealthCare, Inc.*	851	11,471
Vocera Communications, Inc.*	4,241	105,304

		335,197

Life Sciences Tools & Services (0.7%)
Albany Molecular Research, Inc.*	4,437	62,251
ChromaDex Corp.(x)*	4,991	13,426

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Enzo Biochem, Inc.*	6,811	$57,008
Fluidigm Corp.*	4,759	27,079
Harvard Bioscience, Inc.*	5,654	14,700
NanoString Technologies, Inc.*	2,719	54,027
NeoGenomics, Inc.*	9,169	72,343
Pacific Biosciences of California, Inc.(x)*	117,319	606,539
pSivida Corp.*	5,318	9,147

		916,520

Pharmaceuticals (2.8%)
AcelRx Pharmaceuticals, Inc.(x)*	6,083	19,161
Achaogen, Inc.(x)*	25,683	647,982
Aclaris Therapeutics, Inc.*	1,947	58,060
Adamis Pharmaceuticals Corp.(x)*	2,807	11,930
Aerie Pharmaceuticals, Inc.*	4,944	224,210
Agile Therapeutics, Inc.*	2,337	7,490
Alimera Sciences, Inc.(x)*	7,805	10,927
Amphastar Pharmaceuticals, Inc.*	6,118	88,711
Ampio Pharmaceuticals, Inc.(x)*	7,624	6,099
ANI Pharmaceuticals, Inc.*	1,370	67,829
Aradigm Corp.*	1,598	2,493
Aratana Therapeutics, Inc.*	5,747	30,459
Assembly Biosciences, Inc.*	2,473	63,037
Axsome Therapeutics, Inc.(x)*	2,262	8,822
BioDelivery Sciences International, Inc.(x)*	8,532	16,211
Bio-Path Holdings, Inc.(x)*	15,757	13,033
Clearside Biomedical, Inc.*	1,763	13,998
Collegium Pharmaceutical, Inc.(x)*	2,791	28,077
Corcept Therapeutics, Inc.*	109,267	1,197,567
Corium International, Inc.(x)*	2,895	12,101
Cumberland Pharmaceuticals, Inc.*	1,761	12,221
Cymabay Therapeutics, Inc.*	4,505	19,372
Dipexium Pharmaceuticals, Inc.*	956	1,243
Durect Corp.*	21,987	23,086
Egalet Corp.(x)*	3,696	18,850
Endocyte, Inc.*	6,596	16,952
Evoke Pharma, Inc.(x)*	1,285	3,984
EyeGate Pharmaceuticals, Inc.(x)*	728	1,856
Flex Pharma, Inc.*	1,851	8,144
Heska Corp.*	1,045	109,704
Imprimis Pharmaceuticals, Inc.*	2,701	11,263
Intersect ENT, Inc.*	4,399	75,443
Juniper Pharmaceuticals, Inc.*	1,848	8,778
KemPharm, Inc.(x)*	2,049	10,040
Lipocine, Inc.(x)*	2,881	11,236
Marinus Pharmaceuticals, Inc.*	2,024	3,582
MyoKardia, Inc.*	2,179	28,654
Neos Therapeutics, Inc.(x)*	3,075	22,140
Novan, Inc.(x)*	715	4,562
Ocera Therapeutics, Inc.(x)*	2,764	3,621
Ocular Therapeutix, Inc.(x)*	3,523	32,693
Omeros Corp.(x)*	6,946	105,024
Pain Therapeutics, Inc.*	6,706	5,990
Paratek Pharmaceuticals, Inc.*	3,390	65,258
Pulmatrix, Inc.*	1,617	5,643
Reata Pharmaceuticals, Inc., Class A(x)*	1,080	24,462
Repros Therapeutics, Inc.*	3,757	4,508
Revance Therapeutics, Inc.(x)*	3,523	73,278
SciClone Pharmaceuticals, Inc.*	8,629	84,564
SCYNEXIS, Inc.(x)*	3,496	9,649
Senestech, Inc.*	300	2,373
Sucampo Pharmaceuticals, Inc., Class A(x)*	3,994	43,934
Teligent, Inc.*	7,036	54,951
Tetraphase Pharmaceuticals, Inc.*	6,286	57,768
Titan Pharmaceuticals, Inc.*	3,265	10,775
VIVUS, Inc.*	18,355	20,558
WaVe Life Sciences Ltd.(x)*	1,269	34,898
Zogenix, Inc.(x)*	4,205	45,624
Zynerba Pharmaceuticals, Inc.(x)*	1,641	32,984

		3,637,862

Total Health Care		30,748,603

Industrials (13.3%)
Aerospace & Defense (1.1%)
Aerovironment, Inc.*	3,526	98,834
Air Industries Group*	1,056	3,854
Arotech Corp.*	3,237	9,549
Astrotech Corp.*	2,874	3,765
CPI Aerostructures, Inc.*	1,277	8,620
Ducommun, Inc.*	1,808	52,052
Innovative Solutions & Support, Inc.*	2,181	6,587
KeyW Holding Corp. (The)*	7,664	72,348
Kratos Defense & Security Solutions, Inc.*	11,503	89,493
LMI Aerospace, Inc.*	1,918	26,430
Mercury Systems, Inc.*	24,041	938,801
National Presto Industries, Inc.	849	86,768
SIFCO Industries, Inc.*	440	3,608
Sparton Corp.*	1,634	34,298
Vectrus, Inc.*	1,840	41,124

		1,476,131

Air Freight & Logistics (1.0%)
Air T, Inc.*	163	3,276
Air Transport Services Group, Inc.*	66,669	1,070,038
Echo Global Logistics, Inc.*	4,934	105,341
Park-Ohio Holdings Corp.	1,479	53,170
Radiant Logistics, Inc.*	6,447	32,235

		1,264,060

Building Products (2.5%)
Alpha Pro Tech Ltd.*	2,222	6,111
Armstrong Flooring, Inc.*	4,037	74,362
Builders FirstSource, Inc.*	40,220	599,278
CSW Industrials, Inc.*	2,484	91,163
Insteel Industries, Inc.	3,007	108,673
NCI Building Systems, Inc.*	33,517	574,817
Patrick Industries, Inc.*	21,639	1,534,204
PGT Innovations, Inc.*	8,227	88,440
Quanex Building Products Corp.	5,917	119,819
Tecogen, Inc.(x)*	1,947	7,379

		3,204,246

Commercial Services & Supplies (0.9%)
Acme United Corp.	385	10,819
AMREP Corp.*	671	4,301
Aqua Metals, Inc.(x)*	2,091	40,858
ARC Document Solutions, Inc.*	7,052	24,329
Casella Waste Systems, Inc., Class A*	6,628	93,521
CECO Environmental Corp.	4,988	52,424
Cenveo, Inc.*	1,293	6,492
CompX International, Inc.	297	4,559
Ecology and Environment, Inc., Class A	339	3,390
Ennis, Inc.	4,417	75,089
Fuel Tech, Inc.*	3,024	3,084
Heritage-Crystal Clean, Inc.*	2,175	29,798
Hudson Technologies, Inc.*	5,701	37,627
InnerWorkings, Inc.*	6,626	65,995
Intersections, Inc.(x)*	1,265	5,085
Kimball International, Inc., Class B	6,324	104,346
NL Industries, Inc.*	1,456	9,391

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Performant Financial Corp.*	6,209	$18,192
Perma-Fix Environmental Services*	1,701	5,358
SP Plus Corp.*	2,968	100,170
Team, Inc.*	4,960	134,169
TRC Cos., Inc.*	3,129	54,601
Viad Corp.	3,452	156,031
Virco Manufacturing Corp.*	1,923	7,596
VSE Corp.	1,489	60,751
Wilhelmina International, Inc.*	309	2,243

		1,110,219

Construction & Engineering (1.9%)
Ameresco, Inc., Class A*	3,706	24,274
Argan, Inc.	2,300	152,145
Goldfield Corp. (The)*	4,048	23,276
Great Lakes Dredge & Dock Corp.*	10,172	40,688
HC2 Holdings, Inc.*	5,702	35,352
IES Holdings, Inc.*	1,338	24,218
Layne Christensen Co.(x)*	3,152	27,864
MYR Group, Inc.*	2,580	105,780
Northwest Pipe Co.*	1,646	25,859
NV5 Global, Inc.*	49,144	1,847,814
Orion Group Holdings, Inc.*	4,619	34,504
Sterling Construction Co., Inc.*	4,122	38,129

		2,379,903

Electrical Equipment (0.9%)
Allied Motion Technologies, Inc.	1,044	20,984
American Superconductor Corp.(x)*	2,074	14,228
Broadwind Energy, Inc.*	2,493	20,767
Capstone Turbine Corp.(x)*	5,244	4,012
Energous Corp.(x)*	2,518	39,281
Energy Focus, Inc.(x)*	1,790	5,889
Enphase Energy, Inc.(x)*	9,599	13,151
Espey Manufacturing & Electronics Corp.	301	6,923
FuelCell Energy, Inc.(x)*	6,188	8,509
Ideal Power, Inc.(x)*	1,480	4,810
LSI Industries, Inc.	4,023	40,592
Orion Energy Systems, Inc.*	4,049	8,017
Pioneer Power Solutions, Inc.*	679	5,059
Plug Power, Inc.(x)*	32,522	44,880
Polar Power, Inc.*	473	3,926
Powell Industries, Inc.	1,480	50,971
Power Solutions International, Inc.(x)*	847	8,546
Preformed Line Products Co.	423	22,059
Revolution Lighting Technologies, Inc.(x)*	1,545	11,557
TPI Composites, Inc.*	42,377	805,586
Ultralife Corp.*	1,750	9,450
Vicor Corp.*	2,784	44,822

		1,194,019

Machinery (2.8%)
Alamo Group, Inc.	1,616	123,123
ARC Group Worldwide, Inc.*	1,761	7,396
Blue Bird Corp.(x)*	952	16,327
Columbus McKinnon Corp.	3,339	82,874
Commercial Vehicle Group, Inc.*	4,182	28,312
DMC Global, Inc.	2,377	29,475
Douglas Dynamics, Inc.	3,787	116,072
Eastern Co. (The)	943	20,180
Energy Recovery, Inc.(x)*	5,876	48,888
ExOne Co. (The)(x)*	1,885	19,208
Federal Signal Corp.	10,265	141,760
FreightCar America, Inc.	2,115	26,501
Gencor Industries, Inc.*	1,303	19,480
Global Brass & Copper Holdings, Inc.	3,626	124,734
Graham Corp.	1,647	37,881
Hardinge, Inc.	2,039	22,918
Hurco Cos., Inc.	1,090	33,899
Jason Industries, Inc.*	3,088	4,570
Kadant, Inc.	1,841	109,263
Key Technology, Inc.*	801	10,621
Kornit Digital Ltd.(x)*	70,432	1,345,252
LB Foster Co., Class A	1,532	19,150
LS Starrett Co. (The), Class A	950	9,975
Lydall, Inc.*	2,848	152,653
Manitex International, Inc.*	2,454	16,442
Miller Industries, Inc.	1,886	49,696
NN, Inc.	32,451	817,765
Omega Flex, Inc.	501	23,943
Perma-Pipe International Holdings, Inc.*	1,069	8,445
Supreme Industries, Inc., Class A	2,220	44,977
Taylor Devices, Inc.*	514	7,068
Titan International, Inc.	7,633	78,925
Twin Disc, Inc.*	1,478	30,402
Xerium Technologies, Inc.*	1,943	12,435

		3,640,610

Marine (0.1%)
Navios Maritime Holdings, Inc.*	15,317	28,643
Pangaea Logistics Solutions Ltd.*	867	2,956
Safe Bulkers, Inc.*	8,425	18,535
Scorpio Bulkers, Inc.*	9,608	88,394

		138,528

Professional Services (0.7%)
Acacia Research Corp.*	7,785	44,764
Barrett Business Services, Inc.	1,219	66,582
BG Staffing, Inc.	1,161	16,614
CBIZ, Inc.*	8,484	114,957
CDI Corp. (CDI)*	2,444	20,896
Cogint, Inc.*	2,688	12,499
CRA International, Inc.	1,388	49,038
DLH Holdings Corp.*	417	2,256
Franklin Covey Co.*	1,778	35,916
GEE Group, Inc.(x)*	1,050	5,135
GP Strategies Corp.*	2,160	54,648
Heidrick & Struggles International, Inc.	3,154	83,108
Hill International, Inc.*	5,586	23,182
Hudson Global, Inc.	4,544	5,725
Kelly Services, Inc., Class A	5,046	110,306
Marathon Patent Group, Inc.*	2,277	2,323
Mistras Group, Inc.*	2,963	63,349
RCM Technologies, Inc.*	1,412	6,721
Resources Connection, Inc.	4,963	83,130
Volt Information Sciences, Inc.*	1,809	12,482
Willdan Group, Inc.*	1,234	39,809

		853,440

Road & Rail (0.3%)
ArcBest Corp.	4,217	109,642
Celadon Group, Inc.(x)	4,665	30,556
Covenant Transportation Group, Inc., Class A*	2,018	37,938
PAM Transportation Services, Inc.*	406	6,614
Patriot Transportation Holding, Inc.*	424	9,646
Roadrunner Transportation Systems, Inc.*	5,214	35,820
Universal Logistics Holdings, Inc.	1,461	20,965
USA Truck, Inc.*	1,356	9,967
YRC Worldwide, Inc.*	5,632	62,008

		323,156

Trading Companies & Distributors (1.1%)
CAI International, Inc.*	2,704	42,561

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
DXP Enterprises, Inc.*	30,558	$1,157,231
Empire Resources, Inc.	725	5,024
Foundation Building Materials, Inc.*	2,247	35,885
General Finance Corp.*	1,743	8,889
Houston Wire & Cable Co.	2,744	18,522
Huttig Building Products, Inc.(x)*	4,031	32,812
Lawson Products, Inc.*	1,059	23,775
Neff Corp., Class A*	1,654	32,170
Real Industry, Inc.*	4,739	13,506
Titan Machinery, Inc.*	3,038	46,603
Transcat, Inc.*	1,094	13,894
Willis Lease Finance Corp.*	691	15,444

		1,446,316

Total Industrials		17,030,628

Information Technology (15.8%)
Communications Equipment (2.5%)
Aerohive Networks, Inc.*	4,267	17,964
Applied Optoelectronics, Inc.*	24,470	1,373,990
Bel Fuse, Inc., Class B	1,587	40,548
Black Box Corp.	2,629	23,530
CalAmp Corp.*	6,152	103,292
Calix, Inc.*	7,011	50,830
Clearfield, Inc.*	1,931	31,765
ClearOne, Inc.	1,035	10,247
Communications Systems, Inc.	1,291	5,680
Comtech Telecommunications Corp.	3,857	56,852
DASAN Zhone Solutions, Inc.*	875	5,434
Digi International, Inc.*	4,394	52,289
EMCORE Corp.	4,295	38,655
Extreme Networks, Inc.*	17,716	133,047
Harmonic, Inc.*	13,178	78,409
Inseego Corp.*	6,574	13,740
KVH Industries, Inc.*	2,621	22,016
MRV Communications, Inc.*	807	8,514
Network-1 Technologies, Inc.	2,140	10,379
Oclaro, Inc.*	95,321	936,052
ParkerVision, Inc.(x)*	1,986	3,952
PC-Tel, Inc.(x)	2,679	19,074
Quantenna Communications, Inc.*	1,148	23,913
RELM Wireless Corp.	1,523	7,615
Resonant, Inc.(x)*	1,329	7,163
ShoreTel, Inc.*	11,628	71,512
Silicom Ltd.	964	47,882
Sonus Networks, Inc.*	8,125	53,544
TESSCO Technologies, Inc.	1,078	16,925
Westell Technologies, Inc., Class A*	8,166	5,716

		3,270,529

Electronic Equipment, Instruments & Components (2.8%)
Agilysys, Inc.*	2,638	24,929
Airgain, Inc.*	355	5,382
Applied DNA Sciences, Inc.(x)*	3,719	6,136
ClearSign Combustion Corp.(x)*	2,608	10,171
Control4 Corp.*	87,526	1,382,035
CTS Corp.	5,369	114,360
CUI Global, Inc.(x)*	3,541	16,784
Daktronics, Inc.	6,360	60,102
Electro Scientific Industries, Inc.*	4,666	32,522
eMagin Corp.*	3,419	8,035
ePlus, Inc.*	1,083	146,259
Fabrinet*	13,303	559,125
Frequency Electronics, Inc.*	1,146	12,606
ID Systems, Inc.*	1,715	10,856
IEC Electronics Corp.*	1,534	5,891
Interlink Electronics, Inc.*	196	1,764
IntriCon Corp.*	1,076	9,792
Iteris, Inc.*	4,564	24,828
Kemet Corp.*	7,858	94,296
Key Tronic Corp.*	1,665	12,221
Kimball Electronics, Inc.*	4,832	81,902
LRAD Corp.	5,122	7,734
Maxwell Technologies, Inc.*	5,378	31,246
Mesa Laboratories, Inc.	511	62,700
MicroVision, Inc.(x)*	10,811	26,919
MOCON, Inc.	952	20,706
Napco Security Technologies, Inc.*	2,048	20,890
Neonode, Inc.(x)*	7,303	11,685
Netlist, Inc.(x)*	9,767	9,669
Novanta, Inc.*	5,414	143,742
PAR Technology Corp.*	1,764	12,648
Park Electrochemical Corp.	3,283	58,634
PC Connection, Inc.	1,923	57,286
PCM, Inc.(x)*	1,530	42,917
Perceptron, Inc.*	1,571	13,102
Radisys Corp.*	6,104	24,416
Research Frontiers, Inc.(x)*	3,320	4,648
Richardson Electronics Ltd.	1,884	11,342
Rogers Corp.*	3,991	342,707
Systemax, Inc.	2,011	22,302
Uni-Pixel, Inc.(x)*	8,771	7,455
Vishay Precision Group, Inc.*	2,092	33,054
Wayside Technology Group, Inc.	625	11,625

		3,597,423

Internet Software & Services (4.1%)
Alarm.com Holdings, Inc.*	20,896	642,343
Alteryx, Inc., Class A*	23,900	373,557
Amber Road, Inc.*	3,075	23,739
Angie’s List, Inc.*	6,866	39,136
Appfolio, Inc., Class A*	1,317	35,822
ARI Network Services, Inc.*	2,875	14,950
Autobytel, Inc.*	1,400	17,542
Bazaarvoice, Inc.*	14,222	61,155
Blucora, Inc.*	6,728	116,394
Brightcove, Inc.*	5,103	45,417
BroadVision, Inc.*	416	2,018
Carbonite, Inc.*	3,074	62,402
Care.com, Inc.*	2,387	29,861
ChannelAdvisor Corp.*	3,983	44,410
DHI Group, Inc.*	8,526	33,678
eGain Corp.(x)*	3,048	4,420
Five9, Inc.*	82,957	1,365,472
Global Sources Ltd.*	1,352	11,154
GTT Communications, Inc.*	4,517	109,989
Instructure, Inc.*	1,799	42,097
Internap Corp.*	9,690	36,047
Inuvo, Inc.*	3,739	4,823
iPass, Inc.*	10,601	12,403
IZEA, Inc.*	755	3,171
Leaf Group Ltd.*	2,131	15,983
Limelight Networks, Inc.*	12,047	31,081
Liquidity Services, Inc.*	4,306	34,448
LivePerson, Inc.*	9,215	63,123
Marchex, Inc., Class B*	5,809	15,800
Marin Software, Inc.*	5,579	10,042
MaxPoint Interactive, Inc.(x)*	509	3,237
MeetMe, Inc.*	8,305	48,916
Mimecast Ltd.*	29,128	652,176
MINDBODY, Inc., Class A*	25,974	712,986
Numerex Corp., Class A*	2,406	11,477
QuinStreet, Inc.*	6,135	23,927
Qumu Corp.*	1,537	4,273
RealNetworks, Inc.*	4,080	19,747
Reis, Inc.	1,462	26,170
Remark Media, Inc.(x)*	2,547	7,539

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
RetailMeNot, Inc.*	6,545	$53,015
Rightside Group Ltd.*	1,961	19,453
Rocket Fuel, Inc.(x)*	5,701	30,557
Spark Networks, Inc.(x)*	2,438	2,511
Synacor, Inc.*	4,121	17,102
TechTarget, Inc.*	2,717	24,535
Travelzoo, Inc.*	1,076	10,383
Tremor Video, Inc.*	6,775	13,550
Xactly Corp.*	3,903	46,446
XO Group, Inc.*	4,380	75,380
YuMe, Inc.*	4,137	16,920

		5,122,777

IT Services (0.7%)
ALJ Regional Holdings, Inc.*	3,228	12,008
Cass Information Systems, Inc.	1,880	124,267
Ciber, Inc.*	11,914	4,766
Computer Task Group, Inc.	2,192	12,100
Edgewater Technology, Inc.*	1,567	11,674
Everi Holdings, Inc.*	10,950	52,451
Forrester Research, Inc.	1,719	68,330
Hackett Group, Inc. (The)	3,868	75,387
Information Services Group, Inc.*	5,392	16,985
Innodata, Inc.*	4,323	9,511
JetPay Corp.*	1,105	2,597
Mattersight Corp.*	3,208	11,228
ModusLink Global Solutions, Inc.*	5,792	10,426
MoneyGram International, Inc.*	5,105	85,815
NCI, Inc., Class A*	1,071	16,119
Perficient, Inc.*	6,058	105,167
PFSweb, Inc.*	2,552	16,665
Planet Payment, Inc.*	7,358	29,285
PRGX Global, Inc.*	3,598	23,027
ServiceSource International, Inc.*	10,482	40,670
StarTek, Inc.*	1,806	15,694
Unisys Corp.*	8,624	120,304

		864,476

Semiconductors & Semiconductor Equipment (2.8%)
Adesto Technologies Corp.*	1,471	6,105
Alpha & Omega Semiconductor Ltd.*	3,245	55,782
Amtech Systems, Inc.*	1,794	9,867
Atomera, Inc.*	531	3,759
Axcelis Technologies, Inc.*	5,014	94,263
AXT, Inc.*	6,250	36,250
CEVA, Inc.*	32,917	1,168,555
Cohu, Inc.	4,545	83,901
CVD Equipment Corp.(x)*	895	9,326
CyberOptics Corp.*	1,165	30,232
DSP Group, Inc.*	3,719	44,628
Everspin Technologies, Inc.(x)*	853	7,148
Exar Corp.*	7,049	91,707
FormFactor, Inc.*	11,770	139,475
GigPeak, Inc.*	10,167	31,314
GSI Technology, Inc.*	2,185	19,010
Ichor Holdings Ltd.*	1,168	23,161
Impinj, Inc.(x)*	1,041	31,511
Intermolecular, Inc.*	4,623	4,299
inTEST Corp.*	1,125	7,088
IXYS Corp.	4,293	62,463
Kopin Corp.*	10,592	43,427
MaxLinear, Inc., Class A*	21,846	612,780
Nanometrics, Inc.*	4,059	123,637
NeoPhotonics Corp.(x)*	5,232	47,140
NVE Corp.	824	68,219
PDF Solutions, Inc.*	4,636	104,866
Photronics, Inc.*	11,181	119,637
Pixelworks, Inc.*	4,643	21,636
QuickLogic Corp.(x)*	11,571	20,596
Rudolph Technologies, Inc.*	5,138	115,091
Sevcon, Inc.*	433	6,469
Sigma Designs, Inc.*	6,160	38,500
Sunworks, Inc.(x)*	3,482	5,293
Ultra Clean Holdings, Inc.*	5,517	93,072
Ultratech, Inc.*	3,713	109,979
Xcerra Corp.*	9,119	81,068

		3,571,254

Software (2.8%)
8x8, Inc.*	44,467	678,121
A10 Networks, Inc.*	7,614	69,668
American Software, Inc., Class A	4,357	44,790
Asure Software, Inc.*	1,054	10,835
Aware, Inc.*	2,595	12,197
Blackline, Inc.*	11,493	342,032
BSQUARE Corp.*	2,028	10,951
Covisint Corp.*	7,055	14,463
Datawatch Corp.*	1,781	14,960
Digimarc Corp.(x)*	1,646	44,442
Digital Turbine, Inc.(x)*	11,333	10,653
EnerNOC, Inc.(x)*	4,561	27,366
Everbridge, Inc.(x)*	1,472	30,220
Evolving Systems, Inc.	1,474	7,149
Exa Corp.*	2,421	30,747
FalconStor Software, Inc.*	5,979	2,378
Finjan Holdings, Inc.*	1,118	1,945
GlobalSCAPE, Inc.	2,274	8,914
Glu Mobile, Inc.*	17,882	40,592
GSE Systems, Inc.*	2,666	9,064
Guidance Software, Inc.*	3,940	23,246
Jive Software, Inc.*	9,796	42,123
Majesco*	1,017	5,248
DS H NV (ADR)(x)*	36,232	329,711
Mind CTI Ltd.	2,850	6,926
Mitek Systems, Inc.*	4,957	32,964
MobileIron, Inc.*	8,017	34,874
Model N, Inc.*	3,747	39,156
NetSol Technologies, Inc.*	1,429	7,288
Park City Group, Inc.*	2,229	27,528
PROS Holdings, Inc.*	4,325	104,622
QAD, Inc., Class A	1,599	44,532
Rosetta Stone, Inc.*	3,278	31,961
Rubicon Project, Inc. (The)*	6,327	37,266
Sapiens International Corp. NV	4,132	53,220
Seachange International, Inc.*	6,043	14,987
SITO Mobile Ltd.*	2,966	7,623
Talend SA (ADR)(x)*	37,665	1,121,663
Telenav, Inc.*	5,593	48,379
Top Image Systems Ltd.*	2,481	3,225
Upland Software, Inc.*	1,121	17,813
Varonis Systems, Inc.*	1,829	58,162
VirnetX Holding Corp.(x)*	8,491	19,529
Workiva, Inc.*	3,807	59,580
Zedge, Inc., Class B*	1,329	4,080
Zix Corp.*	9,016	43,367

		3,630,560

Technology Hardware, Storage & Peripherals (0.1%)
AstroNova, Inc.	933	14,042
Avid Technology, Inc.*	5,470	25,490
Concurrent Computer Corp.	1,547	7,518
CPI Card Group, Inc.	3,625	15,225
GlassBridge Enterprises, Inc.*	637	3,070
Immersion Corp.*	4,904	42,469
Intevac, Inc.*	3,267	40,838
TransAct Technologies, Inc.	1,303	10,554
USA Technologies, Inc.(x)*	6,267	26,635

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Xplore Technologies Corp.*	1,675	$3,434

		189,275

Total Information Technology		20,246,294

Materials (3.4%)
Chemicals (1.3%)
AgroFresh Solutions, Inc.(x)*	3,909	17,082
American Vanguard Corp.	4,867	80,792
Chase Corp.	1,210	115,434
Codexis, Inc.*	5,800	27,840
Core Molding Technologies, Inc.*	1,241	22,127
Ferro Corp.*	46,739	709,965
Flotek Industries, Inc.(x)*	9,398	120,200
FutureFuel Corp.	4,324	61,314
Hawkins, Inc.	1,653	80,997
Intrepid Potash, Inc.(x)*	16,401	28,210
KMG Chemicals, Inc.	1,549	71,362
Koppers Holdings, Inc.*	3,499	148,183
LSB Industries, Inc.(x)*	3,520	33,018
Northern Technologies International Corp.*	626	11,143
OMNOVA Solutions, Inc.*	7,333	72,597
Senomyx, Inc.(x)*	7,883	7,809
TerraVia Holdings, Inc.(x)*	13,172	9,543
Trecora Resources*	3,376	37,474

		1,655,090

Construction Materials (0.6%)
United States Lime & Minerals, Inc.	339	26,774
US Concrete, Inc.(x)*	10,986	709,147

		735,921

Containers & Packaging (0.1%)
Myers Industries, Inc.	3,677	58,281
UFP Technologies, Inc.*	1,089	28,205

		86,486

Metals & Mining (1.4%)
Ampco-Pittsburgh Corp.	1,476	20,738
Friedman Industries, Inc.(x)	1,140	7,376
Gold Resource Corp.	8,543	38,614
Handy & Harman Ltd.*	512	13,926
Haynes International, Inc.	2,144	81,729
Olympic Steel, Inc.	1,562	28,991
Pershing Gold Corp.(x)*	2,236	6,350
Ramaco Resources, Inc.*	1,036	10,018
Ryerson Holding Corp.*	72,338	911,459
Schnitzer Steel Industries, Inc., Class A	4,492	92,760
SunCoke Energy, Inc.*	62,466	559,695
Synalloy Corp.*	1,469	17,995
TimkenSteel Corp.*	6,766	127,945
Universal Stainless & Alloy Products, Inc.*	1,271	21,607

		1,939,203

Paper & Forest Products (0.0%)
Rentech, Inc.*	4,063	2,032

Total Materials		4,418,732

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Armada Hoffler Properties, Inc. (REIT)	6,088	84,562
Ashford Hospitality Prime, Inc. (REIT)	3,833	40,668
Ashford Hospitality Trust, Inc. (REIT)	13,485	85,899
Bluerock Residential Growth REIT, Inc. (REIT)	3,956	48,698
BRT Apartments Corp. (REIT)*	1,483	12,428
CareTrust REIT, Inc. (REIT)	11,015	185,273
CatchMark Timber Trust, Inc. (REIT), Class A	6,727	77,495
Cedar Realty Trust, Inc. (REIT)	14,308	71,826
City Office REIT, Inc. (REIT)	4,644	56,425
Clipper Realty, Inc. (REIT)*	1,008	12,923
Community Healthcare Trust, Inc. (REIT)	2,194	52,437
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	2,081	70,296
Farmland Partners, Inc. (REIT)(x)	4,597	51,348
First Potomac Realty Trust (REIT)	9,978	102,574
Getty Realty Corp. (REIT)	4,522	114,271
Gladstone Commercial Corp. (REIT)	4,190	86,607
Gladstone Land Corp. (REIT)	1,489	16,528
Global Medical REIT, Inc. (REIT)(x)	2,587	23,490
Global Self Storage, Inc. (REIT)(x)	1,309	6,231
Independence Realty Trust, Inc. (REIT)	10,151	95,115
Innovative Industrial Properties, Inc. (REIT)*	548	9,349
Jernigan Capital, Inc. (REIT)	1,311	30,205
MedEquities Realty Trust, Inc. (REIT)	3,544	39,728
Monmouth Real Estate Investment Corp. (REIT)	11,491	163,977
NexPoint Residential Trust, Inc. (REIT)	3,124	75,476
One Liberty Properties, Inc. (REIT)	2,459	57,442
Preferred Apartment Communities, Inc. (REIT), Class A	4,580	60,502
RAIT Financial Trust (REIT)	15,352	49,126
Silver Bay Realty Trust Corp. (REIT)	5,728	122,980
Sotherly Hotels, Inc. (REIT)	2,323	14,867
UMH Properties, Inc. (REIT)	4,432	67,411
Universal Health Realty Income Trust (REIT)	2,036	131,322
Urstadt Biddle Properties, Inc. (REIT), Class A	4,435	91,184
Wheeler REIT, Inc. (REIT)	11,841	20,485
Whitestone REIT (REIT)	4,844	67,041

		2,296,189

Real Estate Management & Development (0.3%)
Altisource Asset Management Corp.*	115	8,654
Altisource Portfolio Solutions SA(x)*	2,006	73,821
American Realty Investors, Inc.*	361	2,895
Consolidated-Tomoka Land Co.	714	38,228
Forestar Group, Inc.*	5,597	76,398
FRP Holdings, Inc.*	1,084	43,360
Griffin Industrial Realty, Inc.	154	4,766
InterGroup Corp. (The)*	131	3,301
JW Mays, Inc.*	71	2,822
Maui Land & Pineapple Co., Inc.*	1,230	14,453
Stratus Properties, Inc.	1,077	29,510
Tejon Ranch Co.*	2,418	52,930
Transcontinental Realty Investors, Inc.*	286	5,197
Trinity Place Holdings, Inc.(x)*	3,462	25,307

		381,642

Total Real Estate		2,677,831

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
Alaska Communications Systems Group, Inc.*	8,845	16,363
FairPoint Communications, Inc.*	3,682	61,121

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
General Communication, Inc., Class A*	4,623	$96,159
Hawaiian Telcom Holdco, Inc.*	1,039	23,803
IDT Corp., Class B	2,956	37,600
Intelsat SA(x)*	5,509	22,862
Lumos Networks Corp.*	3,274	57,950
magicJack VocalTec Ltd.*	2,126	18,177
Ooma, Inc.*	1,620	16,119
ORBCOMM, Inc.*	11,078	105,796
pdvWireless, Inc.(x)*	1,668	36,446
Straight Path Communications, Inc., Class B(x)*	1,636	58,847

		551,243

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	6,113	79,408
NII Holdings, Inc.*	8,880	11,544
Spok Holdings, Inc.	3,532	67,108

		158,060

Total Telecommunication Services		709,303

Utilities (0.7%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B	2,256	16,333
Spark Energy, Inc., Class A(x)	869	27,765

		44,098

Gas Utilities (0.1%)
Delta Natural Gas Co., Inc.	1,197	36,329
Gas Natural, Inc.	1,837	23,330
RGC Resources, Inc.	1,099	24,178

		83,837

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.*	20,098	53,260
TerraForm Global, Inc., Class A*	15,780	75,744
Vivint Solar, Inc.(x)*	3,129	8,761

		137,765

Multi-Utilities (0.1%)
Unitil Corp.	2,383	107,306

Water Utilities (0.4%)
AquaVenture Holdings Ltd.*	1,227	20,945
Artesian Resources Corp., Class A	1,303	42,426
Cadiz, Inc.*	3,044	45,812
Connecticut Water Service, Inc.	1,858	98,753
Consolidated Water Co. Ltd.	2,425	28,251
Global Water Resources, Inc.(x)	1,430	12,441
Middlesex Water Co.	2,724	100,652
Pure Cycle Corp.*	2,957	16,411
SJW Group	2,796	134,824
York Water Co. (The)	2,207	77,355
		577,870

Total Utilities		950,876

Total Common Stocks (97.9%) (Cost $112,998,363)		125,783,980

	Number of Warrants	Value (Note 1)
WARRANTS:
Industrials (0.0%)
Marine (0.0%)
Eagle Bulk Shipping, Inc., expiring 10/15/21* (Cost $—)	452	41

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.7%)
JPMorgan Prime Money Market Fund, IM Shares	3,497,682	3,498,732

	Principal Amount	Value (Note 1)
Repurchase Agreements (10.3%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,250,082, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $1,275,001.(xx)	$1,250,000	1,250,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $1,300,095, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $1,326,000.(xx)	1,300,000	1,300,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $700,055, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $714,001.(xx)	700,000	700,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $3,000,325, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $3,293,960.(xx)	3,000,000	3,000,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $943,533, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $962,339.(xx)	943,470	943,470
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $600,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $612,370.(xx)	600,000	600,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $800,055, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $816,493.(xx)	800,000	800,000

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $1,000,108, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $1,020,165.(xx)	$1,000,000	$1,000,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $1,000,163, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $1,020,139.(xx)	1,000,000	1,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $1,000,071, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $1,020,072.(xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $500,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $510,000.(xx)	500,000	500,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $150,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $153,000.(xx)	150,000	150,000
RBS Securities, Inc., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,000,066, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.125%, maturing 9/30/17-11/15/41; total market value $1,020,009.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		13,243,470

Total Short-Term Investments (13.0%) (Cost $16,742,274)		16,742,202

Total Investments (110.9%) (Cost $129,740,637)		142,526,223
Other Assets Less Liabilities (-10.9%)		(14,050,997)

Net Assets (100%)		$128,475,226

*	Non-income producing.

†	Security (totaling $21,300 or 0.0% of net assets) held at fair value by management.

@	Shares are less than 0.5.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $12,817,480. This was secured by cash collateral of $13,243,470 which was subsequently invested in joint repurchase agreements with a total value of $13,243,470, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $2,863 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 3.625%, maturing 4/6/17-2/15/44.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	23	June-17	$1,576,680	$1,592,060	$15,380

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)(b)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(c)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(d)		Total
Assets:
Common Stocks
Consumer Discretionary	$16,588,401	$90,191	$—	(e)	$16,678,592
Consumer Staples	1,435,775	8,129	—		1,443,904
Energy	4,838,334	—	—		4,838,334
Financials	26,019,583	—	21,300		26,040,883
Health Care	30,748,603	—	—		30,748,603
Industrials	17,003,861	26,767	—		17,030,628
Information Technology	20,230,060	16,234	—		20,246,294
Materials	4,418,732	—	—		4,418,732
Real Estate	2,673,065	4,766	—		2,677,831
Telecommunication Services	709,303	—	—		709,303
Utilities	950,876	—	—		950,876
Futures	15,380	—	—		15,380
Short-Term Investments
Investment Companies	3,498,732	—	—		3,498,732
Repurchase Agreements	—	13,243,470	—		13,243,470
Warrants
Industrials	41	—	—		41

Total Assets	$129,130,746	$13,389,557	$21,300		$142,541,603

Total Liabilities	$—	$—	$—		$—

Total	$129,130,746	$13,389,557	$21,300		$142,541,603

(a)	Securities with a market value of $1,159,460 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $603 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(c)	Securities with a market value of $51,305 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(d)	A security with a market value of $21,300 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(e)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,701,551
Aggregate gross unrealized depreciation	(13,558,882)

Net unrealized appreciation	$12,142,669

Federal income tax cost of investments	$130,383,554

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.1%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	11,096	$208,383
Cooper-Standard Holdings, Inc.*	1,976	219,198
Dorman Products, Inc.*	3,823	313,983
Fox Factory Holding Corp.*	3,198	91,783
Gentherm, Inc.*	5,306	208,261
Horizon Global Corp.*	2,772	38,475
LCI Industries	3,432	342,513
Metaldyne Performance Group, Inc.	1,384	31,624
Motorcar Parts of America, Inc.*	2,542	78,116
Standard Motor Products, Inc.	1,841	90,467
Stoneridge, Inc.*	3,897	70,692
Tenneco, Inc.	7,648	477,387
Unique Fabricating, Inc.	863	10,382
Workhorse Group, Inc.(x)*	1,499	3,942

		2,185,206

Automobiles (0.0%)
Winnebago Industries, Inc.	3,871	113,227

Distributors (0.1%)
Core-Mark Holding Co., Inc.	6,660	207,725

Diversified Consumer Services (0.6%)
Bright Horizons Family Solutions, Inc.*	6,324	458,427
Capella Education Co.	1,530	130,088
Carriage Services, Inc.	1,975	53,562
Chegg, Inc.(x)*	4,773	40,284
Collectors Universe, Inc.	1,194	31,163
Grand Canyon Education, Inc.*	6,447	461,671
Houghton Mifflin Harcourt Co.*	12,003	121,830
Laureate Education, Inc., Class A*	2,245	32,036
Liberty Tax, Inc.	963	13,723
Sotheby’s*	4,068	185,013
Strayer Education, Inc.	703	56,584
Weight Watchers International, Inc.(x)*	3,877	60,365

		1,644,746

Hotels, Restaurants & Leisure (9.9%)
Biglari Holdings, Inc.*	12	5,184
BJ’s Restaurants, Inc.*	39,315	1,588,326
Bloomin’ Brands, Inc.	15,031	296,562
Bob Evans Farms, Inc.	2,866	185,917
Bojangles’, Inc.*	1,513	31,017
Boyd Gaming Corp.*	12,083	265,947
Buffalo Wild Wings, Inc.*	2,499	381,722
Carrols Restaurant Group, Inc.*	4,308	60,958
Century Casinos, Inc.*	1,206	9,117
Cheesecake Factory, Inc. (The)	6,507	412,284
Churchill Downs, Inc.	1,948	309,440
Chuy’s Holdings, Inc.*	2,366	70,507
ClubCorp Holdings, Inc.	9,268	148,751
Cracker Barrel Old Country Store, Inc.(x)	2,592	412,776
Dave & Buster’s Entertainment, Inc.*	5,445	332,635
Del Frisco’s Restaurant Group, Inc.*	300	5,415
Denny’s Corp.*	7,266	89,880
DineEquity, Inc.	1,489	81,031
Eldorado Resorts, Inc.*	3,816	72,218
Empire Resorts, Inc.*	28	679
Fiesta Restaurant Group, Inc.*	142,939	3,459,124
Golden Entertainment, Inc.	340	4,498
Habit Restaurants, Inc. (The), Class A(x)*	198,238	3,508,813
ILG, Inc.	1,558	32,656
Isle of Capri Casinos, Inc.*	3,597	94,817
Jack in the Box, Inc.	3,670	373,312
Jamba, Inc.(x)*	2,072	18,752
Kona Grill, Inc.(x)*	590	3,717
La Quinta Holdings, Inc.*	2,451	33,138
Lindblad Expeditions Holdings, Inc.*	1,997	17,893
Marriott Vacations Worldwide Corp.	196	19,586
Nathan’s Famous, Inc.*	432	27,065
Noodles & Co.(x)*	1,301	7,481
Papa John’s International, Inc.	3,937	315,117
Penn National Gaming, Inc.*	9,561	176,209
Pinnacle Entertainment, Inc.*	647	12,629
Planet Fitness, Inc., Class A	3,530	68,023
Potbelly Corp.*	3,368	46,815
Red Robin Gourmet Burgers, Inc.*	371	21,685
Red Rock Resorts, Inc., Class A	4,527	100,409
Ruth’s Hospitality Group, Inc.	4,308	86,375
Scientific Games Corp., Class A*	7,590	179,504
SeaWorld Entertainment, Inc.	9,730	177,767
Shake Shack, Inc., Class A(x)*	266,613	8,904,873
Sonic Corp.	6,478	164,282
Texas Roadhouse, Inc.	9,521	423,970
Wingstop, Inc.	2,259	63,885
Zoe’s Kitchen, Inc.(x)*	158,344	2,929,364

		26,032,125

Household Durables (0.6%)
AV Homes, Inc.*	419	6,893
Bassett Furniture Industries, Inc.	840	22,596
Cavco Industries, Inc.*	1,233	143,521
Century Communities, Inc.*	225	5,715
Ethan Allen Interiors, Inc.	3,585	109,880
Helen of Troy Ltd.*	4,051	381,604
Hooker Furniture Corp.	139	4,316
Installed Building Products, Inc.*	2,918	153,925
iRobot Corp.(x)*	3,896	257,681
KB Home(x)	2,636	52,404
La-Z-Boy, Inc.	3,000	81,000
LGI Homes, Inc.(x)*	2,122	71,957
Libbey, Inc.	238	3,470
M/I Homes, Inc.*	677	16,587
MDC Holdings, Inc.	2,347	70,527
Meritage Homes Corp.*	419	15,419
New Home Co., Inc. (The)*	257	2,688
Taylor Morrison Home Corp., Class A*	5,584	119,051
TopBuild Corp.*	761	35,767
TRI Pointe Group, Inc.*	1,478	18,534
Universal Electronics, Inc.*	2,058	140,973
ZAGG, Inc.*	403	2,902

		1,717,410

Internet & Direct Marketing Retail (2.1%)
1-800-Flowers.com, Inc., Class A*	1,162	11,852
Duluth Holdings, Inc., Class B(x)*	1,372	29,210
Etsy, Inc.*	115,702	1,229,912
Gaia, Inc.*	808	8,040
HSN, Inc.	4,525	167,878
Liberty TripAdvisor Holdings, Inc., Class A*	10,587	149,277
MakeMyTrip Ltd.(x)*	47,514	1,643,984
Nutrisystem, Inc.	4,198	232,989
Overstock.com, Inc.*	1,863	32,044
PetMed Express, Inc.(x)	2,893	58,265
Shutterfly, Inc.*	5,000	241,450
Wayfair, Inc., Class A(x)*	41,154	1,666,325

		5,471,226

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (0.2%)
Acushnet Holdings Corp.*	1,392	$24,054
American Outdoor Brands Corp.(x)*	7,973	157,945
Callaway Golf Co.	5,005	55,405
Malibu Boats, Inc., Class A*	2,629	59,021
Marine Products Corp.	845	9,185
MCBC Holdings, Inc.	1,207	19,517
Nautilus, Inc.*	4,595	83,859
Sturm Ruger & Co., Inc.(x)	2,714	145,335

		554,321

Media (0.6%)
AMC Entertainment Holdings, Inc., Class A	1,574	49,502
Central European Media Enterprises Ltd., Class A(x)*	10,624	32,934
Daily Journal Corp.(x)*	107	22,929
Entravision Communications Corp., Class A	9,436	58,503
Global Eagle Entertainment, Inc.(x)*	469	1,496
Gray Television, Inc.*	5,872	85,144
Hemisphere Media Group, Inc.*	730	8,578
IMAX Corp.*	8,558	290,972
Liberty Media Corp-Liberty Braves, Class C*	306	7,237
Liberty Media Corp-Liberty Formula One, Class A*	559	18,279
Liberty Media Corp-Liberty Formula
One, Class C*	1,163	39,717
Loral Space & Communications, Inc.*	1,856	73,126
MDC Partners, Inc., Class A	2,266	21,300
MSG Networks, Inc., Class A*	2,900	67,715
New Media Investment Group, Inc.	918	13,045
Nexstar Media Group, Inc., Class A	4,366	306,275
Radio One, Inc., Class D*	3,083	10,174
Reading International, Inc., Class A*	523	8,127
Sinclair Broadcast Group, Inc., Class A	10,430	422,416
tronc, Inc.(x)*	2,288	31,849
World Wrestling Entertainment, Inc., Class A	5,268	117,055

		1,686,373

Multiline Retail (0.2%)
Big Lots, Inc.(x)	6,440	313,498
Fred’s, Inc., Class A(x)	295	3,865
Ollie’s Bargain Outlet Holdings, Inc.*	2,929	98,122
Sears Holdings Corp.(x)*	328	3,769

		419,254

Specialty Retail (3.6%)
American Eagle Outfitters, Inc.	21,567	302,586
Asbury Automotive Group, Inc.*	2,887	173,509
Ascena Retail Group, Inc.*	8,365	35,635
At Home Group, Inc.*	469	7,110
Buckle, Inc. (The)(x)	1,390	25,854
Build-A-Bear Workshop, Inc.*	175	1,549
Camping World Holdings, Inc., Class A(x)	1,468	47,328
Cato Corp. (The), Class A	669	14,691
Chico’s FAS, Inc.	17,055	242,181
Children’s Place, Inc. (The)	2,678	321,495
Container Store Group, Inc. (The)*	502	2,123
Destination XL Group, Inc.*	3,574	10,186
Finish Line, Inc. (The), Class A	1,840	26,183
Five Below, Inc.*	157,241	6,810,109
Francesca’s Holdings Corp.*	5,618	86,236
Genesco, Inc.*	353	19,574
GNC Holdings, Inc., Class A(x)	10,148	74,689
Group 1 Automotive, Inc.	702	52,004
Hibbett Sports, Inc.*	2,629	77,556
Kirkland’s, Inc.*	946	11,730
Lithia Motors, Inc., Class A	3,439	294,550
MarineMax, Inc.*	2,100	45,465
Monro Muffler Brake, Inc.	4,541	236,586
Party City Holdco, Inc.(x)*	1,701	23,899
Pier 1 Imports, Inc.	1,809	12,952
Select Comfort Corp.*	6,189	153,425
Sportsman’s Warehouse Holdings, Inc.*	3,498	16,720
Stein Mart, Inc.	4,393	13,223
Tailored Brands, Inc.	2,061	30,791
Tile Shop Holdings, Inc.	4,720	90,860
Vitamin Shoppe, Inc.*	288	5,803
Winmark Corp.	347	39,211

		9,305,813

Textiles, Apparel & Luxury Goods (0.4%)
Columbia Sportswear Co.	3,850	226,187
Crocs, Inc.*	11,095	78,442
Culp, Inc.	1,608	50,170
Deckers Outdoor Corp.*	328	19,591
G-III Apparel Group Ltd.*	4,994	109,319
Oxford Industries, Inc.	2,210	126,545
Steven Madden Ltd.*	8,890	342,709
Superior Uniform Group, Inc.	1,176	21,874
Vera Bradley, Inc.*	2,029	18,890
Vince Holding Corp.(x)*	169	262
Wolverine World Wide, Inc.	2,193	54,759

		1,048,748

Total Consumer Discretionary		50,386,174

Consumer Staples (1.5%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	1,273	184,139
Coca-Cola Bottling Co. Consolidated	685	141,124
Craft Brew Alliance, Inc.*	606	8,090
MGP Ingredients, Inc.(x)	1,836	99,566
National Beverage Corp.	1,670	141,165
Primo Water Corp.*	3,015	40,944

		615,028

Food & Staples Retailing (0.2%)
Chefs’ Warehouse, Inc. (The)*	2,555	35,515
Performance Food Group Co.*	5,457	129,877
PriceSmart, Inc.	2,848	262,585
Smart & Final Stores, Inc.*	2,324	28,120

		456,097

Food Products (0.8%)
AdvancePierre Foods Holdings, Inc.	2,004	62,465
Alico, Inc.	48	1,267
Amplify Snack Brands, Inc.(x)*	4,228	35,515
B&G Foods, Inc.	9,534	383,745
Calavo Growers, Inc.	2,200	133,320
Cal-Maine Foods, Inc.(x)	3,499	128,763
Darling Ingredients, Inc.*	6,468	93,915
Dean Foods Co.	6,785	133,393
Farmer Brothers Co.*	1,212	42,844
Fresh Del Monte Produce, Inc.	278	16,466
Freshpet, Inc.(x)*	3,079	33,869
Inventure Foods, Inc.*	2,896	12,800
J&J Snack Foods Corp.	2,166	293,623
John B Sanfilippo & Son, Inc.	318	23,274
Lancaster Colony Corp.	2,700	347,868
Landec Corp.*	950	11,400
Lifeway Foods, Inc.*	670	7,189

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Limoneira Co.	1,697	$35,484
Omega Protein Corp.	237	4,752
Tootsie Roll Industries, Inc.(x)	2,565	95,792

		1,897,744

Household Products (0.2%)
Central Garden & Pet Co.*	201	7,451
Central Garden & Pet Co., Class A*	629	21,839
HRG Group, Inc.*	17,218	332,652
Orchids Paper Products Co.(x)	1,312	31,488
WD-40 Co.	2,032	221,386

		614,816

Personal Products (0.1%)
Avon Products, Inc.*	13,442	59,145
elf Beauty, Inc.(x)*	339	9,763
Inter Parfums, Inc.	1,102	40,278
Lifevantage Corp.(x)*	1,987	10,670
Medifast, Inc.	1,527	67,753
Natural Health Trends Corp.	1,131	32,686
Revlon, Inc., Class A*	514	14,315
Synutra International, Inc.*	793	4,718
USANA Health Sciences, Inc.*	1,490	85,824

		325,152

Tobacco (0.0%)
Turning Point Brands, Inc.*	447	6,973
Vector Group Ltd.(x)	5,953	123,823

		130,796

Total Consumer Staples		4,039,633

Energy (0.6%)
Energy Equipment & Services (0.2%)
Keane Group, Inc.*	225	3,218
PHI, Inc. (Non-Voting)*	98	1,174
RigNet, Inc.*	83	1,780
TETRA Technologies, Inc.*	10,250	41,718
US Silica Holdings, Inc.	10,734	515,124

		563,014

Oil, Gas & Consumable Fuels (0.4%)
Abraxas Petroleum Corp.*	8,719	17,612
Callon Petroleum Co.*	27,103	356,676
Carrizo Oil & Gas, Inc.*	8,829	253,039
Evolution Petroleum Corp.	3,897	31,176
Isramco, Inc.*	132	15,464
Jagged Peak Energy, Inc.*	779	10,158
Matador Resources Co.*	12,909	307,105
Panhandle Oil and Gas, Inc., Class A	1,229	23,597
Par Pacific Holdings, Inc.*	1,584	26,120
Renewable Energy Group, Inc.*	524	5,476
Sanchez Energy Corp.*	2,692	25,682
SRC ENERGY, Inc.*	3,367	28,417
WildHorse Resource Development Corp.*	473	5,884

		1,106,406

Total Energy		1,669,420

Financials (3.8%)
Banks (1.1%)
Allegiance Bancshares, Inc.*	187	6,956
Ameris Bancorp	3,651	168,311
Atlantic Capital Bancshares, Inc.*	393	7,447
Banc of California, Inc.(x)	5,088	105,322
Bank of the Ozarks, Inc.	12,864	669,058
Bankwell Financial Group, Inc.	210	7,222
Blue Hills Bancorp, Inc.	311	5,551
BNC Bancorp	633	22,187
Capital Bank Financial Corp., Class A	1,478	64,145
Cardinal Financial Corp.	315	9,431
Chemical Financial Corp.	3,105	158,821
CoBiz Financial, Inc.	509	8,551
County Bancorp, Inc.	408	11,856
CU Bancorp*	277	10,983
Customers Bancorp, Inc.*	1,439	45,372
Eagle Bancorp, Inc.*	3,516	209,905
First Connecticut Bancorp, Inc.	360	8,928
First Financial Bankshares, Inc.	5,796	232,420
First Foundation, Inc.*	1,206	18,705
Franklin Financial Network, Inc.*	361	13,989
Heritage Commerce Corp.	434	6,119
Home BancShares, Inc.	17,589	476,134
Live Oak Bancshares, Inc.(x)	2,774	60,057
National Bank Holdings Corp., Class A	3,522	114,465
Opus Bank	1,606	32,361
Pacific Premier Bancorp, Inc.*	1,332	51,349
Park Sterling Corp.	2,311	28,448
Pinnacle Financial Partners, Inc.	796	52,894
ServisFirst Bancshares, Inc.	6,724	244,619
Texas Capital Bancshares, Inc.*	489	40,807
Union Bankshares, Inc.	483	20,745
Veritex Holdings, Inc.*	309	8,689

		2,921,847

Capital Markets (1.3%)
BGC Partners, Inc., Class A	31,472	357,522
Cohen & Steers, Inc.	3,025	120,909
Cowen Group, Inc., Class A(x)*	267	3,992
Diamond Hill Investment Group, Inc.	443	86,186
Evercore Partners, Inc., Class A	5,648	439,979
Fifth Street Asset Management, Inc.	804	3,698
Financial Engines, Inc.	7,769	338,340
GAIN Capital Holdings, Inc.	693	5,773
GAMCO Investors, Inc., Class A	138	4,083
Greenhill & Co., Inc.	2,975	87,168
Hennessy Advisors, Inc.	631	10,607
Houlihan Lokey, Inc.	1,815	62,527
Investment Technology Group, Inc.	675	13,669
Ladenburg Thalmann Financial Services, Inc.*	1,479	3,668
Medley Management, Inc., Class A	208	1,726
Moelis & Co., Class A	3,430	132,055
OM Asset Management plc	3,940	59,573
Pzena Investment Management, Inc., Class A	1,771	17,427
Silvercrest Asset Management Group, Inc., Class A	913	12,143
Virtu Financial, Inc., Class A	3,453	58,701
Waddell & Reed Financial, Inc., Class A	1,132	19,244
Westwood Holdings Group, Inc.	1,153	61,582
WisdomTree Investments, Inc.(x)	156,627	1,422,172

		3,322,744

Consumer Finance (0.6%)
FirstCash, Inc.	3,967	194,978
Green Dot Corp., Class A*	1,082	36,096
LendingClub Corp.*	259,447	1,424,364
Regional Management Corp.*	182	3,536

		1,658,974

Diversified Financial Services (0.0%)
PICO Holdings, Inc.*	484	6,776

Insurance (0.5%)
AMERISAFE, Inc.	2,031	131,812
Atlas Financial Holdings, Inc.*	752	10,265
Crawford & Co., Class B	1,668	16,730
eHealth, Inc.*	2,820	33,953

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Maiden Holdings Ltd.	1,042	$14,588
National General Holdings Corp.	4,118	97,844
Patriot National, Inc.(x)*	1,839	5,186
Primerica, Inc.	6,731	553,287
RLI Corp.	4,510	270,690
State National Cos., Inc.	473	6,811
Third Point Reinsurance Ltd.*	730	8,833
Trupanion, Inc.(x)*	2,159	30,701
United Insurance Holdings Corp.	1,830	29,189
Universal Insurance Holdings, Inc.(x)	3,517	86,167
WMIH Corp.*	29,312	42,502

		1,338,558

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Orchid Island Capital, Inc. (REIT)(x)	563	5,624

Thrifts & Mortgage Finance (0.3%)
BofI Holding, Inc.(x)*	8,254	215,677
Essent Group Ltd.*	10,844	392,227
Hingham Institution for Savings	90	15,917
Home Bancorp, Inc.	164	5,535
LendingTree, Inc.*	932	116,826
Meridian Bancorp, Inc.	1,238	22,655
Nationstar Mortgage Holdings, Inc.(x)*	2,305	36,327
Northfield Bancorp, Inc.	589	10,614

		815,778

Total Financials		10,070,301

Health Care (22.6%)
Biotechnology (5.1%)
Acceleron Pharma, Inc.*	3,990	105,615
Achillion Pharmaceuticals, Inc.*	17,630	74,222
Acorda Therapeutics, Inc.*	902	18,942
Adamas Pharmaceuticals, Inc.(x)*	1,171	20,493
Aduro Biotech, Inc.(x)*	5,076	54,567
Advaxis, Inc.(x)*	5,118	41,814
Aevi Genomic Medicine, Inc.*	3,252	6,049
Agenus, Inc.*	9,126	34,405
Agios Pharmaceuticals, Inc.(x)*	7,097	414,465
Aimmune Therapeutics, Inc.(x)*	3,775	82,031
Akebia Therapeutics, Inc.*	1,470	13,524
Alder Biopharmaceuticals, Inc.*	6,818	141,814
Alnylam Pharmaceuticals, Inc.*	5,575	285,719
AMAG Pharmaceuticals, Inc.*	1,544	34,817
Amicus Therapeutics, Inc.(x)*	20,913	149,110
AnaptysBio, Inc.*	529	14,680
Anavex Life Sciences Corp.(x)*	4,819	27,661
Anthera Pharmaceuticals, Inc.(x)*	13,515	5,751
Applied Genetic Technologies Corp.*	1,823	12,579
Aptevo Therapeutics, Inc.*	2,378	4,899
Ardelyx, Inc.*	553	6,995
Arena Pharmaceuticals, Inc.*	35,823	52,302
Argos Therapeutics, Inc.(x)*	1,454	657
Array BioPharma, Inc.*	2,280	20,383
Arrowhead Pharmaceuticals, Inc.(x)*	8,130	15,041
Asterias Biotherapeutics, Inc.(x)*	3,115	10,591
Atara Biotherapeutics, Inc.*	191	3,925
Athersys, Inc.*	13,027	22,276
Audentes Therapeutics, Inc.*	674	11,485
Avexis, Inc.(x)*	821	62,421
Axovant Sciences Ltd.*	3,510	52,439
Bellicum Pharmaceuticals, Inc.(x)*	33,538	413,859
BioCryst Pharmaceuticals, Inc.*	9,428	79,195
BioSpecifics Technologies Corp.*	794	43,511
BioTime, Inc.(x)*	10,071	34,745
Bluebird Bio, Inc.*	2,178	197,980
Blueprint Medicines Corp.*	3,541	141,605
Cara Therapeutics, Inc.(x)*	371	6,823
Cellular Biomedicine Group, Inc.(x)*	1,211	14,290
ChemoCentryx, Inc.*	3,049	22,197
Cidara Therapeutics, Inc.*	70	546
Clovis Oncology, Inc.*	5,300	337,451
Coherus Biosciences, Inc.*	4,802	101,562
Concert Pharmaceuticals, Inc.*	986	16,821
Curis, Inc.*	16,486	45,831
Cytokinetics, Inc.*	4,872	62,605
CytomX Therapeutics, Inc.*	2,890	49,910
CytRx Corp.*	16,259	7,222
Dimension Therapeutics, Inc.*	544	952
Dynavax Technologies Corp.(x)*	6,268	37,295
Eagle Pharmaceuticals, Inc.*	1,287	106,744
Edge Therapeutics, Inc.*	1,075	9,793
Editas Medicine, Inc.(x)*	20,418	455,730
Eiger BioPharmaceuticals, Inc.*	456	5,221
Emergent BioSolutions, Inc.*	4,756	138,114
Epizyme, Inc.*	4,143	71,052
Exact Sciences Corp.(x)*	15,289	361,126
Exelixis, Inc.*	20,344	440,854
FibroGen, Inc.*	7,579	186,822
Five Prime Therapeutics, Inc.*	935	33,800
Flexion Therapeutics, Inc.*	3,784	101,827
Fortress Biotech, Inc.(x)*	4,640	17,168
Foundation Medicine, Inc.(x)*	2,022	65,210
Galena Biopharma, Inc.(x)*	6,515	3,974
Genomic Health, Inc.*	2,787	87,763
Geron Corp.(x)*	22,536	51,157
Global Blood Therapeutics, Inc.(x)*	2,843	104,765
GlycoMimetics, Inc.*	1,403	7,618
Halozyme Therapeutics, Inc.(x)*	15,744	204,042
Heron Therapeutics, Inc.(x)*	6,103	91,545
Idera Pharmaceuticals, Inc.*	13,327	32,918
Ignyta, Inc.*	2,867	24,656
Immune Design Corp.*	1,671	11,363
ImmunoGen, Inc.(x)*	11,990	46,401
Immunomedics, Inc.(x)*	12,923	83,612
Infinity Pharmaceuticals, Inc.*	6,679	21,573
Inotek Pharmaceuticals Corp.(x)*	2,265	4,530
Inovio Pharmaceuticals, Inc.(x)*	9,949	65,862
Insmed, Inc.*	9,028	158,080
Insys Therapeutics, Inc.(x)*	3,342	35,124
Intellia Therapeutics, Inc.(x)*	24,533	345,670
Intrexon Corp.(x)*	20,779	411,840
Invitae Corp.*	3,942	43,599
Ironwood Pharmaceuticals, Inc.(x)*	18,680	318,681
Jounce Therapeutics, Inc.*	673	14,799
Juno Therapeutics, Inc.(x)*	7,601	168,666
Kadmon Holdings, Inc.(x)*	953	3,450
Karyopharm Therapeutics, Inc.*	683	8,770
Keryx Biopharmaceuticals, Inc.(x)*	11,469	70,649
Kite Pharma, Inc.(x)*	6,239	489,698
La Jolla Pharmaceutical Co.*	2,050	61,193
Lexicon Pharmaceuticals, Inc.(x)*	6,158	88,306
Ligand Pharmaceuticals, Inc.(x)*	2,745	290,531
Lion Biotechnologies, Inc.*	7,810	58,185
Loxo Oncology, Inc.*	2,347	98,762
MacroGenics, Inc.*	4,639	86,285
MannKind Corp.(x)*	9,281	13,736
MediciNova, Inc.(x)*	4,269	25,571
Merrimack Pharmaceuticals, Inc.(x)*	10,964	33,769
MiMedx Group, Inc.(x)*	14,947	142,445
Minerva Neurosciences, Inc.(x)*	2,879	23,320
Mirati Therapeutics, Inc.*	1,797	9,344

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Momenta Pharmaceuticals, Inc.*	2,249	$30,024
Myovant Sciences Ltd.*	1,241	14,569
Myriad Genetics, Inc.*	9,665	185,568
NantKwest, Inc.(x)*	209	742
Natera, Inc.*	3,751	33,271
NewLink Genetics Corp.*	2,360	56,876
Novavax, Inc.(x)*	40,249	51,519
OncoMed Pharmaceuticals, Inc.(x)*	3,118	28,717
Ophthotech Corp.*	4,547	16,642
Organovo Holdings, Inc.(x)*	13,515	42,978
OvaScience, Inc.(x)*	512	957
Pfenex, Inc.*	2,421	14,066
PharmAthene, Inc.	8,454	6,860
Portola Pharmaceuticals, Inc.*	6,560	257,086
Progenics Pharmaceuticals, Inc.*	9,978	94,192
Protagonist Therapeutics, Inc.(x)*	890	11,401
Proteostasis Therapeutics, Inc.*	889	6,952
Prothena Corp. plc(x)*	5,026	280,401
Puma Biotechnology, Inc.*	4,106	152,743
Ra Pharmaceuticals, Inc.*	958	20,396
Radius Health, Inc.*	4,604	177,945
Regulus Therapeutics, Inc.(x)*	5,522	9,111
Repligen Corp.*	4,880	171,776
Rigel Pharmaceuticals, Inc.*	13,573	44,927
Sage Therapeutics, Inc.*	4,359	309,794
Sangamo Therapeutics, Inc.*	10,451	54,345
Sarepta Therapeutics, Inc.*	7,246	214,482
Selecta Biosciences, Inc.*	599	8,578
Seres Therapeutics, Inc.*	2,580	29,077
Sorrento Therapeutics, Inc.(x)*	4,225	16,689
Spark Therapeutics, Inc.*	2,806	149,672
Spectrum Pharmaceuticals, Inc.*	2,676	17,394
Stemline Therapeutics, Inc.*	423	3,617
Syndax Pharmaceuticals, Inc.*	396	5,433
Synergy Pharmaceuticals, Inc.(x)*	28,496	132,791
Synthetic Biologics, Inc.*	10,781	6,800
Syros Pharmaceuticals, Inc.*	547	8,714
T2 Biosystems, Inc.(x)*	2,219	11,672
TESARO, Inc.*	4,120	633,943
TG Therapeutics, Inc.(x)*	6,006	69,970
Tokai Pharmaceuticals, Inc.(x)*	1,403	1,172
Trevena, Inc.*	6,459	23,705
Trovagene, Inc.(x)*	3,404	3,915
Ultragenyx Pharmaceutical, Inc.*	5,467	370,553
Vanda Pharmaceuticals, Inc.*	5,254	73,556
Veracyte, Inc.*	1,949	17,892
Versartis, Inc.*	281	5,999
Vital Therapies, Inc.*	3,502	14,008
Voyager Therapeutics, Inc.*	738	9,771
vTv Therapeutics, Inc., Class A*	1,725	11,299
XBiotech, Inc.(x)*	2,520	41,555
Xencor, Inc.*	5,082	121,561
ZIOPHARM Oncology, Inc.(x)*	17,840	113,106

		13,442,567

Health Care Equipment & Supplies (3.4%)
Abaxis, Inc.	3,191	154,764
Accuray, Inc.(x)*	11,511	54,677
Analogic Corp.	189	14,345
Anika Therapeutics, Inc.*	1,661	72,154
AtriCure, Inc.*	3,653	69,955
Atrion Corp.	197	92,235
Avinger, Inc.(x)*	1,504	2,858
AxoGen, Inc.*	3,404	35,572
Cantel Medical Corp.	5,150	412,515
Cardiovascular Systems, Inc.*	4,634	131,026
Cerus Corp.(x)*	12,636	56,230
ConforMIS, Inc.(x)*	5,089	26,565
Corindus Vascular Robotics, Inc.(x)*	6,782	8,884
CryoLife, Inc.*	2,975	49,534
Cutera, Inc.*	1,741	36,039
Endologix, Inc.(x)*	12,116	87,720
Entellus Medical, Inc.*	1,040	14,352
GenMark Diagnostics, Inc.*	6,063	77,728
Glaukos Corp.*	2,413	123,787
Globus Medical, Inc., Class A*	10,183	301,620
ICU Medical, Inc.*	1,425	217,598
Inogen, Inc.*	2,393	185,601
Insulet Corp.*	8,324	358,681
Integra LifeSciences Holdings Corp.*	8,695	366,320
InVivo Therapeutics Holdings Corp.(x)*	4,443	17,994
iRadimed Corp.(x)*	684	6,088
iRhythm Technologies, Inc.(x)*	805	30,268
IRIDEX Corp.(x)*	1,081	12,831
K2M Group Holdings, Inc.*	1,139	23,361
LeMaitre Vascular, Inc.	1,943	47,856
Masimo Corp.*	5,885	548,834
Meridian Bioscience, Inc.	5,127	70,753
Merit Medical Systems, Inc.*	2,385	68,927
Natus Medical, Inc.*	4,757	186,712
Neogen Corp.*	5,236	343,220
Nevro Corp.*	3,473	325,420
Novocure Ltd.*	7,291	59,057
NuVasive, Inc.*	7,148	533,812
NxStage Medical, Inc.*	9,195	246,702
Obalon Therapeutics, Inc.*	374	3,998
OraSure Technologies, Inc.*	7,798	100,828
Orthofix International NV*	2,542	96,977
Oxford Immunotec Global plc*	3,265	50,575
Penumbra, Inc.*	31,239	2,606,894
Quidel Corp.*	3,623	82,025
Rockwell Medical, Inc.(x)*	6,751	42,261
Second Sight Medical Products, Inc.(x)*	2,042	2,471
Senseonics Holdings, Inc.(x)*	3,820	6,838
Spectranetics Corp. (The)*	6,191	180,313
STAAR Surgical Co.*	5,867	57,497
Surmodics, Inc.*	1,865	44,853
Tactile Systems Technology, Inc.*	522	9,892
Tandem Diabetes Care, Inc.*	2,562	3,074
TransEnterix, Inc.(x)*	712	862
Utah Medical Products, Inc.	502	31,275
ViewRay, Inc.(x)*	989	8,416
Zeltiq Aesthetics, Inc.*	5,160	286,948

		9,088,592

Health Care Providers & Services (3.1%)
AAC Holdings, Inc.*	1,518	12,949
Aceto Corp.	3,843	60,758
Addus HomeCare Corp.*	109	3,488
Adeptus Health, Inc., Class A(x)*	2,031	3,656
Air Methods Corp.*	4,911	211,173
Almost Family, Inc.*	279	13,559
Amedisys, Inc.*	4,038	206,301
American Renal Associates Holdings, Inc.*	1,084	18,298
AMN Healthcare Services, Inc.*	6,878	279,247
BioScrip, Inc.(x)*	1,619	2,752
BioTelemetry, Inc.*	3,901	112,934
Capital Senior Living Corp.*	4,147	58,307
Chemed Corp.	2,332	426,033
Civitas Solutions, Inc.*	2,173	39,875
CorVel Corp.*	1,443	62,771
Cross Country Healthcare, Inc.*	4,629	66,472

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Diplomat Pharmacy, Inc.*	6,770	$107,982
Ensign Group, Inc. (The)	6,929	130,265
Fulgent Genetics, Inc.*	297	3,243
Genesis Healthcare, Inc.*	2,709	7,152
HealthEquity, Inc.*	114,210	4,848,214
HealthSouth Corp.	12,820	548,823
Landauer, Inc.	1,383	67,421
LHC Group, Inc.*	123	6,630
Magellan Health, Inc.*	2,393	165,237
Molina Healthcare, Inc.*	4,178	190,517
National Research Corp., Class A	1,210	23,837
Nobilis Health Corp.(x)*	466	792
Owens & Minor, Inc.	1,077	37,264
Providence Service Corp. (The)*	1,695	75,326
Quorum Health Corp.*	4,240	23,066
RadNet, Inc.*	5,238	30,904
Select Medical Holdings Corp.*	1,162	15,513
Surgery Partners, Inc.*	1,570	30,615
Teladoc, Inc.(x)*	3,323	83,075
UnitedHealth Group, Inc.	1	121
US Physical Therapy, Inc.	1,754	114,536

		8,089,106

Health Care Technology (8.6%)
athenahealth, Inc.(x)*	67,167	7,569,049
Castlight Health, Inc., Class B*	190,560	695,544
Computer Programs & Systems, Inc.(x)	1,688	47,264
Cotiviti Holdings, Inc.*	165,660	6,896,426
HealthStream, Inc.*	3,758	91,056
HMS Holdings Corp.*	12,269	249,429
Medidata Solutions, Inc.*	7,913	456,501
NantHealth, Inc.*	802	3,978
Omnicell, Inc.*	5,185	210,770
Quality Systems, Inc.*	7,458	113,660
Tabula Rasa HealthCare, Inc.*	424	5,716
Veeva Systems, Inc., Class A*	120,621	6,185,445
Vocera Communications, Inc.*	2,577	63,987

		22,588,825

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc.(x)*	3,126	75,649
Albany Molecular Research, Inc.(x)*	1,796	25,198
Cambrex Corp.*	4,588	252,569
ChromaDex Corp.(x)*	4,120	11,083
Enzo Biochem, Inc.*	5,418	45,349
Fluidigm Corp.*	4,318	24,569
INC Research Holdings, Inc., Class A*	5,952	272,899
Luminex Corp.	2,429	44,621
Medpace Holdings, Inc.*	849	25,343
NanoString Technologies, Inc.*	2,119	42,105
NeoGenomics, Inc.*	7,776	61,353
Pacific Biosciences of California, Inc.(x)*	11,803	61,022
PAREXEL International Corp.*	7,545	476,164
PRA Health Sciences, Inc.*	3,488	227,522

		1,645,446

Pharmaceuticals (1.8%)
AcelRx Pharmaceuticals, Inc.(x)*	4,963	15,633
Aclaris Therapeutics, Inc.*	1,556	46,400
Aerie Pharmaceuticals, Inc.*	4,131	187,341
Agile Therapeutics, Inc.(x)*	2,372	7,602
Amphastar Pharmaceuticals, Inc.*	5,148	74,646
Ampio Pharmaceuticals, Inc.(x)*	6,214	4,971
ANI Pharmaceuticals, Inc.*	1,185	58,669
Aratana Therapeutics, Inc.*	4,773	25,297
Axsome Therapeutics, Inc.(x)*	1,455	5,675
Bio-Path Holdings, Inc.(x)*	11,836	9,790
Catalent, Inc.*	14,339	406,080
Cempra, Inc.*	6,560	24,600
Clearside Biomedical, Inc.*	967	7,678
Collegium Pharmaceutical, Inc.(x)*	2,228	22,414
Corcept Therapeutics, Inc.*	10,802	118,390
Depomed, Inc.*	8,940	112,197
Dermira, Inc.*	4,063	138,589
Durect Corp.*	17,107	17,962
Egalet Corp.(x)*	888	4,529
Flex Pharma, Inc.*	1,323	5,821
Heska Corp.*	886	93,012
Horizon Pharma plc*	23,283	344,123
Impax Laboratories, Inc.*	10,631	134,482
Innoviva, Inc.(x)*	10,412	143,998
Intersect ENT, Inc.*	3,650	62,598
Intra-Cellular Therapies, Inc.*	5,005	81,331
Lipocine, Inc.*	2,324	9,064
Medicines Co. (The)(x)*	8,901	435,258
MyoKardia, Inc.*	1,584	20,830
Nektar Therapeutics*	20,515	481,486
Neos Therapeutics, Inc.(x)*	2,213	15,934
Novan, Inc.(x)*	557	3,554
Ocular Therapeutix, Inc.(x)*	3,201	29,705
Omeros Corp.(x)*	3,627	54,840
Pacira Pharmaceuticals, Inc.*	5,251	239,446
Paratek Pharmaceuticals, Inc.*	2,691	51,802
Phibro Animal Health Corp., Class A	2,572	72,273
Prestige Brands Holdings, Inc.*	7,648	424,923
Reata Pharmaceuticals, Inc., Class A*	792	17,939
Revance Therapeutics, Inc.(x)*	2,895	60,216
SciClone Pharmaceuticals, Inc.*	7,217	70,727
Sucampo Pharmaceuticals, Inc., Class A(x)*	3,557	39,127
Supernus Pharmaceuticals, Inc.*	6,814	213,278
Teligent, Inc.*	6,384	49,859
TherapeuticsMD, Inc.(x)*	20,475	147,420
Theravance Biopharma, Inc.(x)*	5,728	210,905
Titan Pharmaceuticals, Inc.*	2,550	8,415
WaVe Life Sciences Ltd.(x)*	828	22,770

		4,833,599

Total Health Care		59,688,135

Industrials (15.9%)
Aerospace & Defense (1.1%)
Aerojet Rocketdyne Holdings, Inc.*	4,534	98,388
Aerovironment, Inc.*	457	12,810
Astronics Corp.*	2,851	90,462
BWX Technologies, Inc.	40,255	1,916,139
Curtiss-Wright Corp.	4,622	421,804
Mercury Systems, Inc.*	443	17,299
Moog, Inc., Class A*	439	29,567
National Presto Industries, Inc.	72	7,358
Sparton Corp.*	80	1,679
TASER International, Inc.(x)*	7,637	174,047
Teledyne Technologies, Inc.*	1,372	173,503
Vectrus, Inc.*	324	7,241

		2,950,297

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	1,076	17,270
Echo Global Logistics, Inc.*	3,674	78,440
Forward Air Corp.	4,291	204,123
Hub Group, Inc., Class A*	4,471	207,454
Radiant Logistics, Inc.*	3,244	16,220

		523,507

Airlines (0.2%)
Allegiant Travel Co.	1,896	303,834

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Hawaiian Holdings, Inc.*	7,546	$350,512

		654,346

Building Products (1.2%)
AAON, Inc.	5,726	202,414
Advanced Drainage Systems, Inc.	5,119	112,106
American Woodmark Corp.*	1,970	180,846
Apogee Enterprises, Inc.	4,062	242,136
Armstrong Flooring, Inc.*	255	4,697
Builders FirstSource, Inc.*	12,177	181,437
Caesarstone Ltd.*	3,457	125,316
Continental Building Products, Inc.*	5,117	125,367
Gibraltar Industries, Inc.*	2,961	121,993
Griffon Corp.	3,632	89,529
Insteel Industries, Inc.	2,548	92,085
JELD-WEN Holding, Inc.*	2,976	97,762
Masonite International Corp.*	4,408	349,333
NCI Building Systems, Inc.*	3,938	67,537
Patrick Industries, Inc.*	2,214	156,973
PGT Innovations, Inc.*	6,850	73,638
Ply Gem Holdings, Inc.*	3,247	63,966
Quanex Building Products Corp.	473	9,578
Simpson Manufacturing Co., Inc.	5,965	257,032
Trex Co., Inc.*	4,290	297,682
Universal Forest Products, Inc.	2,501	246,449

		3,097,876

Commercial Services & Supplies (1.6%)
Advanced Disposal Services, Inc.*	1,904	43,030
Aqua Metals, Inc.(x)*	1,708	33,374
Brady Corp., Class A	5,035	194,603
Brink’s Co. (The)	6,453	344,912
Deluxe Corp.	7,074	510,530
Healthcare Services Group, Inc.	10,021	431,804
Heritage-Crystal Clean, Inc.*	943	12,919
Herman Miller, Inc.	8,667	273,444
HNI Corp.	6,564	302,535
InnerWorkings, Inc.*	5,129	51,085
Interface, Inc.	8,314	158,382
Kimball International, Inc., Class B	4,444	73,326
Knoll, Inc.	6,999	166,646
Matthews International Corp., Class A	4,635	313,558
Mobile Mini, Inc.	4,767	145,394
MSA Safety, Inc.	3,036	214,615
Multi-Color Corp.	1,983	140,793
Quad/Graphics, Inc.	2,191	55,301
SP Plus Corp.*	2,317	78,199
Steelcase, Inc., Class A	12,532	209,911
Team, Inc.*	3,917	105,955
Tetra Tech, Inc.	1,332	54,412
UniFirst Corp.	190	26,876
US Ecology, Inc.	3,225	151,091
Viad Corp.	1,685	76,162
West Corp.	980	23,932

		4,192,789

Construction & Engineering (0.6%)
Argan, Inc.	1,946	128,728
Comfort Systems USA, Inc.	5,416	198,496
Dycom Industries, Inc.*	4,437	412,420
EMCOR Group, Inc.	1,432	90,144
Granite Construction, Inc.	4,344	218,026
Great Lakes Dredge & Dock Corp.*	576	2,304
IES Holdings, Inc.*	1,013	18,335
MasTec, Inc.*	9,608	384,801
NV5 Global, Inc.*	859	32,298
Primoris Services Corp.	5,836	135,512
Tutor Perini Corp.*	828	26,330

		1,647,394

Electrical Equipment (0.4%)
Allied Motion Technologies, Inc.	920	18,492
Atkore International Group, Inc.*	1,051	27,620
AZZ, Inc.	3,698	220,031
Energous Corp.(x)*	2,096	32,698
EnerSys	1,829	144,381
Generac Holdings, Inc.*	8,831	329,219
General Cable Corp.	6,676	119,834
LSI Industries, Inc.	418	4,218
Plug Power, Inc.(x)*	16,257	22,435
Power Solutions International, Inc.(x)*	687	6,932
Vicor Corp.*	2,159	34,760

		960,620

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	3,229	93,802

Machinery (4.5%)
Actuant Corp., Class A	4,092	107,824
Alamo Group, Inc.	306	23,314
Albany International Corp., Class A	573	26,387
Altra Industrial Motion Corp.	3,053	118,914
Astec Industries, Inc.	1,315	80,866
Blue Bird Corp.*	54	926
Douglas Dynamics, Inc.	2,726	83,552
Energy Recovery, Inc.(x)*	5,033	41,875
EnPro Industries, Inc.	3,141	223,514
Franklin Electric Co., Inc.	6,124	263,638
Global Brass & Copper Holdings, Inc.	2,814	96,802
Gorman-Rupp Co. (The)	2,189	68,735
Hillenbrand, Inc.	8,531	305,836
Hyster-Yale Materials Handling, Inc.	424	23,909
John Bean Technologies Corp.	4,406	387,508
Kadant, Inc.	248	14,719
Lindsay Corp.(x)	1,350	118,962
Lydall, Inc.*	2,413	129,337
Milacron Holdings Corp.*	1,787	33,256
Miller Industries, Inc.	167	4,400
Mueller Industries, Inc.	5,791	198,226
Mueller Water Products, Inc., Class A	22,276	263,302
Navistar International Corp.*	500	12,310
Omega Flex, Inc.	421	20,120
Proto Labs, Inc.*	3,588	183,347
RBC Bearings, Inc.*	3,283	318,746
REV Group, Inc.	215	5,928
Rexnord Corp.*	9,275	214,067
Standex International Corp.	1,421	142,313
Sun Hydraulics Corp.	3,020	109,052
Supreme Industries, Inc., Class A	1,064	21,557
Tennant Co.	2,395	173,997
Wabash National Corp.	2,280	47,173
Watts Water Technologies, Inc., Class A	3,750	233,813
WELBILT, Inc.*	369,966	7,262,432
Woodward, Inc.	7,624	517,821

		11,878,478

Marine (0.0%)
Matson, Inc.	2,823	89,658

Professional Services (5.4%)
Advisory Board Co. (The)*	190,155	8,899,254
Barrett Business Services, Inc.	1,013	55,330
CEB, Inc.	4,625	363,525
Exponent, Inc.	3,660	217,953
Franklin Covey Co.*	1,126	22,745

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
FTI Consulting, Inc.*	550	$22,644
GP Strategies Corp.*	1,847	46,729
Hill International, Inc.*	1,857	7,707
Huron Consulting Group, Inc.*	443	18,650
Insperity, Inc.	2,230	197,690
Kforce, Inc.	3,568	84,740
Korn/Ferry International	4,908	154,553
Mistras Group, Inc.*	2,487	53,172
On Assignment, Inc.*	7,376	357,957
TriNet Group, Inc.*	6,087	175,914
TrueBlue, Inc.*	381	10,420
WageWorks, Inc.*	45,963	3,323,125

		14,012,108

Road & Rail (0.2%)
Heartland Express, Inc.	6,632	132,972
Knight Transportation, Inc.	9,007	282,370
Swift Transportation Co.(x)*	10,839	222,633
Universal Logistics Holdings, Inc.	741	10,633
YRC Worldwide, Inc.*	907	9,986

		658,594

Trading Companies & Distributors (0.5%)
Applied Industrial Technologies, Inc.	2,263	139,967
Beacon Roofing Supply, Inc.*	8,650	425,234
BMC Stock Holdings, Inc.*	6,792	153,499
Foundation Building Materials, Inc.*	1,261	20,138
GMS, Inc.*	1,015	35,566
H&E Equipment Services, Inc.	4,602	112,841
Kaman Corp.	345	16,605
Lawson Products, Inc.*	787	17,668
Neff Corp., Class A*	705	13,712
Real Industry, Inc.*	3,719	10,599
SiteOne Landscape Supply, Inc.*	1,678	81,232
Triton International Ltd.	1,079	27,827
Univar, Inc.*	6,256	191,809
Veritiv Corp.*	116	6,009

		1,252,706

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	1,703	19,414

Total Industrials		42,031,589

Information Technology (28.9%)
Communications Equipment (1.1%)
Acacia Communications, Inc.(x)*	757	44,375
ADTRAN, Inc.	4,583	95,097
Aerohive Networks, Inc.*	3,775	15,893
CalAmp Corp.*	5,200	87,308
Ciena Corp.*	19,792	467,289
Clearfield, Inc.(x)*	1,792	29,478
Extreme Networks, Inc.*	14,875	111,711
Infinera Corp.*	14,291	146,197
InterDigital, Inc.	4,976	429,429
Lumentum Holdings, Inc.*	7,279	388,335
NETGEAR, Inc.*	3,021	149,691
Oclaro, Inc.*	14,075	138,217
Plantronics, Inc.	4,816	260,594
Quantenna Communications, Inc.*	123	2,562
ShoreTel, Inc.*	2,156	13,259
Silicom Ltd.	193	9,586
Sonus Networks, Inc.*	868	5,720
Ubiquiti Networks, Inc.*	3,679	184,907
ViaSat, Inc.*	6,480	413,554

		2,993,202

Electronic Equipment, Instruments & Components (1.3%)
Badger Meter, Inc.	4,092	150,381
Belden, Inc.	6,075	420,329
Coherent, Inc.*	3,481	715,832
ePlus, Inc.*	660	89,133
Fabrinet*	5,083	213,638
FARO Technologies, Inc.*	645	23,059
II-VI, Inc.*	2,407	86,772
Itron, Inc.*	4,807	291,785
Littelfuse, Inc.	3,172	507,235
Mesa Laboratories, Inc.	448	54,970
Methode Electronics, Inc.	4,857	221,479
MTS Systems Corp.	2,232	122,872
Novanta, Inc.*	1,140	30,267
Radisys Corp.*	4,766	19,064
Rogers Corp.*	866	74,363
Universal Display Corp.	5,965	513,587

		3,534,766

Internet Software & Services (12.4%)
2U, Inc.*	5,341	211,824
Alarm.com Holdings, Inc.*	1,490	45,803
Amber Road, Inc.*	2,800	21,616
Angie’s List, Inc.*	5,829	33,225
Appfolio, Inc., Class A*	1,057	28,750
Apptio, Inc., Class A*	545	6,393
Benefitfocus, Inc.(x)*	38,388	1,072,945
Blucora, Inc.*	1,130	19,549
Box, Inc., Class A*	7,039	114,806
Brightcove, Inc.*	4,290	38,181
Carbonite, Inc.*	2,686	54,526
Care.com, Inc.*	2,254	28,198
ChannelAdvisor Corp.*	3,087	34,420
Cimpress NV(x)*	3,607	310,887
Cornerstone OnDemand, Inc.*	7,245	281,758
Coupa Software, Inc.(x)*	81,524	2,070,710
Criteo SA (ADR)(x)*	93,415	4,669,816
DHI Group, Inc.*	7,161	28,286
Endurance International Group Holdings, Inc.*	8,681	68,146
Envestnet, Inc.*	6,051	195,447
Five9, Inc.*	4,836	79,601
Gogo, Inc.(x)*	8,117	89,287
GrubHub, Inc.(x)*	170,298	5,601,100
GTT Communications, Inc.*	3,822	93,066
Hortonworks, Inc.(x)*	5,784	56,741
Instructure, Inc.*	1,491	34,889
j2 Global, Inc.	6,738	565,386
LivePerson, Inc.*	7,731	52,957
LogMeIn, Inc.	7,481	729,398
MeetMe, Inc.*	5,199	30,622
MINDBODY, Inc., Class A*	2,062	56,602
MuleSoft, Inc., Class A*	58,812	1,430,896
New Relic, Inc.*	45,230	1,676,676
NIC, Inc.	9,185	185,537
Numerex Corp., Class A*	592	2,824
Q2 Holdings, Inc.*	3,731	130,025
Quotient Technology, Inc.*	9,311	88,920
Reis, Inc.	873	15,627
Shutterstock, Inc.(x)*	63,569	2,628,578
SPS Commerce, Inc.*	2,410	140,961
Stamps.com, Inc.(x)*	2,344	277,412
TechTarget, Inc.*	786	7,098
Trade Desk, Inc. (The), Class A*	251	9,350
TrueCar, Inc.(x)*	7,850	121,440
Web.com Group, Inc.*	6,201	119,679
WebMD Health Corp.*	5,408	284,893
Xactly Corp.*	3,297	39,234
XO Group, Inc.*	3,728	64,159
Yelp, Inc.*	133,493	4,371,896
Zillow Group, Inc., Class C(x)*	126,653	4,264,407

		32,584,547

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.4%)
Acxiom Corp.*	5,536	$157,610
ALJ Regional Holdings, Inc.*	2,742	10,200
Blackhawk Network Holdings, Inc.*	7,986	324,232
Cardtronics plc, Class A*	6,549	306,166
Cass Information Systems, Inc.	1,020	67,422
Convergys Corp.	6,513	137,750
CSG Systems International, Inc.	4,592	173,624
EPAM Systems, Inc.*	6,931	523,428
EVERTEC, Inc.	7,550	120,045
ExlService Holdings, Inc.*	4,735	224,250
Forrester Research, Inc.	1,467	58,313
Hackett Group, Inc. (The)	3,339	65,077
Information Services Group, Inc.*	4,494	14,156
MAXIMUS, Inc.	9,223	573,670
Perficient, Inc.*	3,674	63,781
PFSweb, Inc.*	2,222	14,510
Planet Payment, Inc.*	6,160	24,517
Science Applications International Corp.	6,081	452,426
ServiceSource International, Inc.*	5,621	21,809
Syntel, Inc.	4,766	80,212
TeleTech Holdings, Inc.	2,411	71,366
Travelport Worldwide Ltd.	12,605	148,361
Unisys Corp.(x)*	4,987	69,569
Virtusa Corp.*	4,036	121,968

		3,824,462

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Energy Industries, Inc.*	5,386	369,264
Advanced Micro Devices, Inc.*	51,863	754,606
Ambarella, Inc.(x)*	1,881	102,910
Amkor Technology, Inc.*	778	9,017
Cabot Microelectronics Corp.	466	35,700
Cavium, Inc.*	8,091	579,800
CEVA, Inc.*	2,847	101,069
Cirrus Logic, Inc.*	9,013	546,998
Entegris, Inc.*	12,610	295,074
Exar Corp.*	801	10,421
FormFactor, Inc.*	5,903	69,951
Impinj, Inc.(x)*	499	15,105
Inphi Corp.*	5,790	282,668
Integrated Device Technology, Inc.*	19,377	458,654
Lattice Semiconductor Corp.*	17,354	120,090
MACOM Technology Solutions Holdings, Inc.*	4,577	221,069
MaxLinear, Inc., Class A*	8,174	229,281
Microsemi Corp.*	16,384	844,267
MKS Instruments, Inc.	410	28,188
Monolithic Power Systems, Inc.	5,593	515,114
Nanometrics, Inc.*	2,734	83,278
NeoPhotonics Corp.*	704	6,343
NVE Corp.	339	28,066
PDF Solutions, Inc.*	3,598	81,387
Power Integrations, Inc.	3,968	260,896
Rambus, Inc.*	4,048	53,191
Semtech Corp.*	9,296	314,205
Silicon Laboratories, Inc.*	5,923	435,637
Synaptics, Inc.*	5,091	252,055
Ultratech, Inc.*	224	6,635
XPERI Corp.	4,642	157,596

		7,268,535

Software (9.5%)
8x8, Inc.*	12,860	196,115
A10 Networks, Inc.*	6,306	57,700
ACI Worldwide, Inc.*	16,487	352,657
American Software, Inc., Class A	3,671	37,738
Aspen Technology, Inc.*	11,224	661,318
Barracuda Networks, Inc.*	3,175	73,374
Blackbaud, Inc.	6,754	517,829
Blackline, Inc.*	843	25,088
Bottomline Technologies de, Inc.*	5,162	122,081
BroadSoft, Inc.*	4,223	169,765
Callidus Software, Inc.*	8,785	187,560
CommVault Systems, Inc.*	5,551	281,991
Digimarc Corp.(x)*	1,328	35,856
Ebix, Inc.(x)	3,611	221,174
Ellie Mae, Inc.*	60,473	6,063,628
EnerNOC, Inc.(x)*	3,151	18,906
Everbridge, Inc.(x)*	758	15,562
Exa Corp.*	1,958	24,867
Fair Isaac Corp.	4,452	574,085
Gigamon, Inc.*	4,750	168,863
Globant SA(x)*	3,760	136,864
Guidance Software, Inc.*	3,180	18,762
Guidewire Software, Inc.*	87,433	4,925,101
HubSpot, Inc.*	30,105	1,822,858
Imperva, Inc.*	4,125	169,331
Jive Software, Inc.*	8,660	37,238
Majesco*	934	4,819
MicroStrategy, Inc., Class A*	738	138,596
Mitek Systems, Inc.*	4,299	28,588
MobileIron, Inc.*	6,330	27,536
Model N, Inc.*	3,288	34,360
Monotype Imaging Holdings, Inc.	5,890	118,389
Park City Group, Inc.(x)*	1,923	23,749
Paycom Software, Inc.*	6,342	364,728
Paylocity Holding Corp.*	3,139	121,260
Pegasystems, Inc.	5,178	227,055
Progress Software Corp.	1,013	29,428
Proofpoint, Inc.*	5,889	437,906
PROS Holdings, Inc.*	3,763	91,027
Qualys, Inc.*	3,962	150,160
Rapid7, Inc.*	2,826	42,333
RealPage, Inc.*	7,759	270,789
RingCentral, Inc., Class A*	8,453	239,220
Rosetta Stone, Inc.*	2,051	19,997
Rubicon Project, Inc. (The)*	2,142	12,616
Sapiens International Corp. NV	3,533	45,505
SecureWorks Corp., Class A*	322	3,059
Silver Spring Networks, Inc.*	5,342	60,311
Synchronoss Technologies, Inc.*	6,023	146,961
Take-Two Interactive Software, Inc.*	13,921	825,098
TiVo Corp.	5,273	98,869
Varonis Systems, Inc.*	1,633	51,929
VASCO Data Security International, Inc.*	3,960	53,460
VirnetX Holding Corp.(x)*	7,146	16,436
Workiva, Inc.*	3,153	49,344
Xero Ltd.*	48,837	677,505
Zendesk, Inc.*	129,015	3,617,581
Zix Corp.*	7,353	35,368

		24,980,293

Technology Hardware, Storage & Peripherals (0.4%)
3D Systems Corp.(x)*	15,455	231,207
Avid Technology, Inc.*	3,330	15,518
CPI Card Group, Inc.(x)	817	3,431
Cray, Inc.*	5,873	128,619
Diebold Nixdorf, Inc.	3,380	103,766
Eastman Kodak Co.*	2,076	23,874
Electronics For Imaging, Inc.*	6,738	329,017
Immersion Corp.*	1,354	11,726
Nimble Storage, Inc.*	9,060	113,250
Pure Storage, Inc., Class A(x)*	10,006	98,359
Stratasys Ltd.*	3,329	68,211

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Super Micro Computer, Inc.*	1,207	$30,597
USA Technologies, Inc.*	4,609	19,588

		1,177,163

Total Information Technology		76,362,968

Materials (2.7%)
Chemicals (1.8%)
Balchem Corp.	4,526	373,033
Chase Corp.	1,012	96,545
Chemours Co. (The)	22,015	847,577
Chemtura Corp.*	4,665	155,811
Codexis, Inc.*	4,435	21,288
Ferro Corp.*	11,966	181,764
Flotek Industries, Inc.(x)*	8,043	102,870
GCP Applied Technologies, Inc.*	8,580	280,137
Hawkins, Inc.	262	12,838
HB Fuller Co.	7,143	368,293
Ingevity Corp.*	4,909	298,713
Innophos Holdings, Inc.	2,509	135,411
KMG Chemicals, Inc.	580	26,721
Koppers Holdings, Inc.*	2,357	99,819
Minerals Technologies, Inc.	2,714	207,892
OMNOVA Solutions, Inc.*	4,097	40,560
PolyOne Corp.	12,000	409,079
Quaker Chemical Corp.	1,401	184,456
Rayonier Advanced Materials, Inc.	3,747	50,397
Sensient Technologies Corp.	6,353	503,538
Stepan Co.	286	22,540
Trecora Resources*	2,310	25,641
Trinseo SA	3,963	265,917
Valhi, Inc.	142	466

		4,711,306

Construction Materials (0.3%)
Forterra, Inc.*	2,013	39,254
Headwaters, Inc.*	10,609	249,099
Summit Materials, Inc., Class A*	15,376	379,941
United States Lime & Minerals, Inc.	5	395
US Concrete, Inc.(x)*	2,098	135,426

		804,115

Containers & Packaging (0.0%)
Multi Packaging Solutions
International Ltd.*	3,050	54,748
Myers Industries, Inc.	3,138	49,737

		104,485

Metals & Mining (0.2%)
Century Aluminum Co.*	479	6,079
Coeur Mining, Inc.*	18,967	153,253
Gold Resource Corp.(x)	5,687	25,705
Kaiser Aluminum Corp.	892	71,271
Worthington Industries, Inc.	6,453	290,966

		547,274

Paper & Forest Products (0.4%)
Boise Cascade Co.*	4,880	130,296
Clearwater Paper Corp.*	2,470	138,320
Deltic Timber Corp.	1,561	121,945
KapStone Paper and Packaging Corp.	818	18,896
Louisiana-Pacific Corp.*	19,312	479,323
Neenah Paper, Inc.	2,398	179,131
Schweitzer-Mauduit International, Inc.	854	35,373

		1,103,284

Total Materials		7,270,464

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
Acadia Realty Trust (REIT)	2,415	72,595
Alexander’s, Inc. (REIT)	282	121,785
American Assets Trust, Inc. (REIT)	2,027	84,810
Armada Hoffler Properties, Inc. (REIT)	4,304	59,783
CareTrust REIT, Inc. (REIT)	8,702	146,368
Chesapeake Lodging Trust (REIT)	2,439	58,438
City Office REIT, Inc. (REIT)	2,536	30,812
CoreSite Realty Corp. (REIT)	4,874	438,903
DuPont Fabros Technology, Inc. (REIT)	10,673	529,273
EastGroup Properties, Inc. (REIT)	4,607	338,753
Education Realty Trust, Inc. (REIT)	1,257	51,348
FelCor Lodging Trust, Inc. (REIT)	18,143	136,254
First Industrial Realty Trust, Inc. (REIT)	3,868	103,005
Four Corners Property Trust, Inc. (REIT)	5,908	134,880
GEO Group, Inc. (The) (REIT)	2,366	109,711
Global Medical REIT, Inc. (REIT)(x)	1,101	9,997
Gramercy Property Trust (REIT)	3,165	83,240
Hersha Hospitality Trust (REIT)	489	9,188
iStar, Inc. (REIT)*	10,068	118,802
LTC Properties, Inc. (REIT)	4,673	223,837
MedEquities Realty Trust, Inc. (REIT)	1,495	16,759
Medical Properties Trust, Inc. (REIT)	14,454	186,312
Monmouth Real Estate Investment Corp. (REIT)	1,546	22,061
National Health Investors, Inc. (REIT)	5,352	388,716
National Storage Affiliates Trust (REIT)	463	11,066
Pennsylvania REIT (REIT)	2,996	45,359
Physicians Realty Trust (REIT)	10,852	215,629
Potlatch Corp. (REIT)	6,000	274,200
PS Business Parks, Inc. (REIT)	2,814	322,935
QTS Realty Trust, Inc. (REIT), Class A	6,862	334,523
Retail Opportunity Investments Corp. (REIT)	10,760	226,283
Rexford Industrial Realty, Inc. (REIT)	3,720	83,774
Ryman Hospitality Properties, Inc. (REIT)	6,290	388,910
Sabra Health Care REIT, Inc. (REIT)	1,648	46,029
Saul Centers, Inc. (REIT)	1,279	78,812
STAG Industrial, Inc. (REIT)	11,665	291,858
Terreno Realty Corp. (REIT)	1,577	44,156
UMH Properties, Inc. (REIT)	1,490	22,663
Universal Health Realty Income Trust (REIT)	1,705	109,973
Urban Edge Properties (REIT)	13,061	343,504
Urstadt Biddle Properties, Inc. (REIT), Class A	3,885	79,876
Washington Prime Group, Inc. (REIT)	6,075	52,792
Washington REIT (REIT)	3,732	116,737

		6,564,709

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	3,611	160,762
Altisource Portfolio Solutions SA(x)*	1,695	62,376
Consolidated-Tomoka Land Co.	511	27,359
Forestar Group, Inc.*	373	5,091
HFF, Inc., Class A	5,230	144,714
Kennedy-Wilson Holdings, Inc.	5,944	131,957
Marcus & Millichap, Inc.*	2,148	52,798

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
RMR Group, Inc. (The), Class A	994	$49,203

		634,260

Total Real Estate		7,198,969

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
Cogent Communications Holdings, Inc.	5,948	256,060
Consolidated Communications Holdings, Inc.(x)	5,016	117,475
FairPoint Communications, Inc.*	2,441	40,521
General Communication, Inc., Class A*	3,989	82,971
Globalstar, Inc.(x)*	35,707	57,131
IDT Corp., Class B	1,472	18,724
Lumos Networks Corp.*	253	4,478
ORBCOMM, Inc.*	8,567	81,815
Straight Path Communications, Inc., Class B(x)*	1,467	52,768
Vonage Holdings Corp.*	3,184	20,123
Windstream Holdings, Inc.	14,204	77,412

		809,478

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	3,274	42,529
Shenandoah Telecommunications Co.	6,753	189,422

		231,951

Total Telecommunication Services		1,041,429

Utilities (0.4%)
Electric Utilities (0.1%)
MGE Energy, Inc.	2,337	151,905
Spark Energy, Inc., Class A(x)	729	23,292

		175,197

Gas Utilities (0.1%)
Chesapeake Utilities Corp.	253	17,508
New Jersey Resources Corp.	976	38,650
Southwest Gas Holdings, Inc.	675	55,964
WGL Holdings, Inc.	357	29,463

		141,585

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	2,550	145,554
Pattern Energy Group, Inc.	7,799	156,994

		302,548

Water Utilities (0.1%)
American States Water Co.	3,528	156,291
AquaVenture Holdings Ltd.*	244	4,165
California Water Service Group	4,144	148,562
Connecticut Water Service, Inc.	354	18,815
Global Water Resources, Inc.(x)	1,089	9,474
Middlesex Water Co.	1,953	72,163
York Water Co. (The)	1,622	56,851

		466,321

Total Utilities		1,085,651

Total Common Stocks (98.6%) (Cost $208,176,760)		260,844,733

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)*†	22,179	18,464

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)*†	899	405

Total Rights (0.0%) (Cost $—)		18,869

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	1,023,518	1,023,825

	Principal Amount	Value (Note 1)
Repurchase Agreements (15.6%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,000,066, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $1,020,001.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $5,700,418, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $5,814,000.(xx)	5,700,000	5,700,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $1,000,091, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $1,020,002.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $7,400,802, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $8,125,101.(xx)	7,400,000	7,400,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $3,100,245, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $3,162,006.(xx)	3,100,000	3,100,000

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $228,585, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $233,141.(xx)	$228,570	$228,570
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $2,300,207, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $2,347,417.(xx)	2,300,000	2,300,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $2,500,173, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $2,551,540.(xx)	2,500,000	2,500,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $2,000,216, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $2,040,330.(xx)	2,000,000	2,000,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $3,000,490, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $3,060,416.(xx)	3,000,000	3,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $4,000,327, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $4,080,333.(xx)	4,000,000	4,000,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $1,000,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $1,020,001.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $4,000,263, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.125%, maturing 9/30/17-11/15/41; total market value $4,080,038.(xx)	4,000,000	4,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $4,000,630, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $4,080,000.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		41,228,570

Total Short-Term Investments (16.0%) (Cost $42,252,440)		42,252,395

Total Investments (114.6%) (Cost $250, 429,200)		303,115,997
Other Assets Less Liabilities (-14.6%)		(38,702,341)

Net Assets (100%)		$264,413,656

*	Non-income producing.

†	Securities (totaling $18,869 or 0.0% of net assets) held at fair value by management.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $40,419,073. This was secured by cash collateral of $41,228,570 which was subsequently invested in joint repurchase agreements with a total value of $41,228,570, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $9,218 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 4/6/17-11/15/46.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	29	June-17	$1,986,540	$2,007,380	$20,840

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$50,380,990	$5,184	$—	$50,386,174
Consumer Staples	4,039,633	—	—	4,039,633
Energy	1,669,420	—	—	1,669,420
Financials	10,070,301	—	—	10,070,301
Health Care	59,688,135	—	—	59,688,135
Industrials	42,031,589	—	—	42,031,589
Information Technology	75,685,463	677,505	—	76,362,968
Materials	7,270,464	—	—	7,270,464
Real Estate	7,198,969	—	—	7,198,969
Telecommunication Services	1,041,429	—	—	1,041,429
Utilities	1,085,651	—	—	1,085,651
Futures	20,840	—	—	20,840
Rights
Health Care	—	—	18,869	18,869
Short-Term Investments
Investment Companies	1,023,825	—	—	1,023,825
Repurchase Agreements	—	41,228,570	—	41,228,570

Total Assets	$261,206,709	$41,911,259	$18,869	$303,136,837

Total Liabilities	$—	$—	$—	$—

Total	$261,206,709	$41,911,259	$18,869	$303,136,837

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,371,633
Aggregate gross unrealized depreciation	(18,817,752)

Net unrealized appreciation	$52,553,881

Federal income tax cost of investments	$250,562,116

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.6%)
Auto Components (0.4%)
BorgWarner, Inc.	2,496	$104,308
Delphi Automotive plc	3,412	274,632
Goodyear Tire & Rubber Co. (The)	50,238	1,808,568
International Automotive Components Group North, Class A*†	131,578	87,680

		2,275,188

Automobiles (0.9%)
Ford Motor Co.	49,862	580,394
General Motors Co.	138,059	4,881,766
Harley-Davidson, Inc.	2,278	137,819

		5,599,979

Distributors (0.0%)
Genuine Parts Co.	1,909	176,411
LKQ Corp.*	3,968	116,143

		292,554

Diversified Consumer Services (0.0%)
H&R Block, Inc.	2,572	59,799

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	5,309	312,753
Chipotle Mexican Grill, Inc.*	367	163,506
Darden Restaurants, Inc.	1,581	132,282
Marriott International, Inc., Class A	3,985	375,307
McDonald’s Corp.	10,494	1,360,128
Royal Caribbean Cruises Ltd.	2,134	209,367
Starbucks Corp.	18,718	1,092,944
Wyndham Worldwide Corp.	1,370	115,477
Wynn Resorts Ltd.	976	111,859
Yum Brands, Inc.	4,270	272,853

		4,146,476

Household Durables (0.2%)
DR Horton, Inc.	4,309	143,533
Garmin Ltd.	1,460	74,621
Leggett & Platt, Inc.	1,708	85,947
Lennar Corp., Class A	2,565	131,302
Mohawk Industries, Inc.*	819	187,952
Newell Brands, Inc.	6,099	287,689
PulteGroup, Inc.	3,792	89,302
Whirlpool Corp.	966	165,505

		1,165,851

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	5,070	4,494,757
Expedia, Inc.	1,558	196,573
Netflix, Inc.*	5,534	817,981
Priceline Group, Inc. (The)*	630	1,121,381
TripAdvisor, Inc.*	1,437	62,021

		6,692,713

Leisure Products (0.0%)
Hasbro, Inc.	1,464	146,136
Mattel, Inc.	4,519	115,732

		261,868

Media (3.8%)
CBS Corp. (Non-Voting), Class B	4,749	329,391
Charter Communications, Inc., Class A*	19,398	6,349,353
Comcast Corp., Class A	60,582	2,277,277
Discovery Communications, Inc., Class A(x)*	1,995	58,035
Discovery Communications, Inc., Class C*	2,933	83,033
DISH Network Corp., Class A*	60,472	3,839,367
Interpublic Group of Cos., Inc. (The)	5,073	124,644
News Corp., Class A	5,139	66,807
News Corp., Class B	1,628	21,978
Omnicom Group, Inc.	2,974	256,389
Scripps Networks Interactive, Inc., Class A	1,191	93,339
TEGNA, Inc.	2,667	68,329
Time Warner, Inc.	74,149	7,245,098
Tribune Co., Class 1C Litigation Interests*†	24,151	—
Twenty-First Century Fox, Inc., Class A	13,889	449,865
Twenty-First Century Fox, Inc., Class B	5,864	186,358
Viacom, Inc., Class B	4,418	205,967
Walt Disney Co. (The)	18,598	2,108,827

		23,764,057

Multiline Retail (0.2%)
Dollar General Corp.	3,209	223,764
Dollar Tree, Inc.*	3,038	238,361
Kohl’s Corp.	2,294	91,324
Macy’s, Inc.	3,846	113,995
Nordstrom, Inc.(x)	1,479	68,877
Target Corp.	7,153	394,775

		1,131,096

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	927	137,437
AutoNation, Inc.*	891	37,680
AutoZone, Inc.*	364	263,190
Bed Bath & Beyond, Inc.	2,011	79,354
Best Buy Co., Inc.	3,412	167,700
CarMax, Inc.*	2,387	141,358
Foot Locker, Inc.	1,705	127,551
Gap, Inc. (The)	2,853	69,299
Home Depot, Inc. (The)	15,605	2,291,283
L Brands, Inc.	3,094	145,727
Lowe’s Cos., Inc.	11,099	912,450
O’Reilly Automotive, Inc.*	1,167	314,903
Ross Stores, Inc.	5,058	333,170
Signet Jewelers Ltd.	905	62,689
Staples, Inc.	8,134	71,335
Tiffany & Co.	1,337	127,416
TJX Cos., Inc. (The)	8,312	657,313
Tractor Supply Co.	1,647	113,594
Ulta Beauty, Inc.*	751	214,208

		6,267,657

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	3,488	144,159
Hanesbrands, Inc.	5,011	104,028
Michael Kors Holdings Ltd.*	2,188	83,385
NIKE, Inc., Class B	16,995	947,131
PVH Corp.	1,033	106,885
Ralph Lauren Corp.	727	59,338
Under Armour, Inc., Class A(x)*	2,326	46,008
Under Armour, Inc., Class C*	2,307	42,218
VF Corp.	4,292	235,931

		1,769,083

Total Consumer Discretionary		53,426,321

Consumer Staples (9.4%)
Beverages (1.3%)
Brown-Forman Corp., Class B	2,261	104,413
Coca-Cola Co. (The)	49,507	2,101,077
Constellation Brands, Inc., Class A	2,209	358,013
Dr Pepper Snapple Group, Inc.	2,299	225,118
Molson Coors Brewing Co., Class B	2,360	225,876

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Monster Beverage Corp.*	5,233	$241,608
PepsiCo, Inc.	42,037	4,702,258

		7,958,363

Food & Staples Retailing (3.0%)
Costco Wholesale Corp.	5,643	946,275
CVS Health Corp.	70,957	5,570,125
Kroger Co. (The)	160,011	4,718,724
Rite Aid Corp.*	181,997	773,487
Sysco Corp.	6,412	332,911
Walgreens Boots Alliance, Inc.	55,654	4,622,065
Wal-Mart Stores, Inc.	19,326	1,393,018
Whole Foods Market, Inc.	3,995	118,731

		18,475,336

Food Products (0.6%)
Archer-Daniels-Midland Co.	7,317	336,875
Campbell Soup Co.	2,457	140,639
Conagra Brands, Inc.	5,354	215,980
General Mills, Inc.	7,401	436,733
Hershey Co. (The)	1,790	195,558
Hormel Foods Corp.	3,356	116,218
JM Smucker Co. (The)	1,479	193,867
Kellogg Co.	3,221	233,877
Kraft Heinz Co. (The)	7,613	691,337
McCormick & Co., Inc. (Non-Voting)	1,467	143,106
Mead Johnson Nutrition Co.	2,353	209,605
Mondelez International, Inc., Class A	19,501	840,102
Tyson Foods, Inc., Class A	3,660	225,859

		3,979,756

Household Products (0.9%)
Church & Dwight Co., Inc.	3,239	161,529
Clorox Co. (The)	1,652	222,739
Colgate-Palmolive Co.	11,338	829,828
Energizer Holdings, Inc.	14,285	796,389
Kimberly-Clark Corp.	4,573	601,944
Procter & Gamble Co. (The)	32,772	2,944,564

		5,556,993

Personal Products (0.1%)
Coty, Inc., Class A	5,864	106,314
Edgewell Personal Care Co.*	1,895	138,600
Estee Lauder Cos., Inc. (The), Class A	2,857	242,246

		487,160

Tobacco (3.5%)
Altria Group, Inc.	69,843	4,988,187
British American Tobacco plc	83,633	5,553,540
Imperial Brands plc	75,029	3,635,128
Philip Morris International, Inc.	32,786	3,701,539
Reynolds American, Inc.	71,875	4,529,563

		22,407,957

Total Consumer Staples		58,865,565

Energy (7.0%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	67,335	4,027,980
Halliburton Co.	11,021	542,343
Helmerich & Payne, Inc.(x)	1,363	90,735
National Oilwell Varco, Inc.	4,893	196,160
Schlumberger Ltd.	17,936	1,400,802
TechnipFMC plc*	5,858	190,385
Transocean Ltd.(x)*	4,672	58,166

		6,506,571

Oil, Gas & Consumable Fuels (6.0%)
Anadarko Petroleum Corp.	7,123	441,626
Apache Corp.	36,050	1,852,610
BP plc	312,180	1,789,617
Cabot Oil & Gas Corp.	6,173	147,596
Chesapeake Energy Corp.(x)*	10,330	61,360
Chevron Corp.	24,276	2,606,514
Cimarex Energy Co.	1,228	146,734
Concho Resources, Inc.*	1,894	243,076
ConocoPhillips	15,787	787,298
CONSOL Energy, Inc.*	91,352	1,532,887
Devon Energy Corp.	6,649	277,396
EOG Resources, Inc.	7,350	716,993
EQT Corp.	2,157	131,793
Exxon Mobil Corp.	53,086	4,353,582
Hess Corp.	3,482	167,867
Kinder Morgan, Inc.	245,982	5,347,648
Marathon Oil Corp.	227,377	3,592,557
Marathon Petroleum Corp.	6,719	339,578
Murphy Oil Corp.	2,178	62,269
Newfield Exploration Co.*	2,591	95,634
Noble Energy, Inc.	5,697	195,635
Occidental Petroleum Corp.	9,727	616,303
ONEOK, Inc.	2,690	149,134
Phillips 66	5,642	446,959
Pioneer Natural Resources Co.	2,164	403,002
Range Resources Corp.	2,517	73,245
Royal Dutch Shell plc, Class A	200,464	5,264,156
Southwestern Energy Co.*	6,574	53,710
Tesoro Corp.	1,494	121,104
Valero Energy Corp.	5,776	382,891
Warrior Met Coal LLC, Class A*†	877	213,769
Warrior Met Coal LLC, Class B*†	2,051	499,931
Williams Cos., Inc. (The)	140,863	4,168,136

		37,282,610

Total Energy		43,789,181

Financials (16.7%)
Banks (7.7%)
Bank of America Corp.	128,363	3,028,083
Barclays plc	716,937	2,021,962
BB&T Corp.	10,312	460,946
CIT Group, Inc.	68,760	2,951,867
Citigroup, Inc.	100,183	5,992,947
Citizens Financial Group, Inc.	138,214	4,775,294
Comerica, Inc.	2,283	156,568
FCB Financial Holdings, Inc., Class A*	39,554	1,959,901
Fifth Third Bancorp	9,594	243,688
Guaranty Bancorp	18,334	446,433
Huntington Bancshares, Inc.	13,818	185,023
JPMorgan Chase & Co.	98,543	8,656,017
KeyCorp	13,947	247,978
M&T Bank Corp.	1,950	301,724
People’s United Financial, Inc.	4,157	75,657
PNC Financial Services Group, Inc. (The)‡	72,049	8,663,171
Regions Financial Corp.	15,578	226,348
SunTrust Banks, Inc.	6,248	345,514
US Bancorp	20,362	1,048,643
Wells Fargo & Co.	108,433	6,035,381
Zions Bancorp	2,669	112,098

		47,935,243

Capital Markets (1.2%)
Affiliated Managers Group, Inc.	700	114,758
Ameriprise Financial, Inc.	2,001	259,490
Bank of New York Mellon Corp. (The)	13,279	627,167
BlackRock, Inc.‡	1,552	595,208

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CBOE Holdings, Inc.	1,191	$96,554
Charles Schwab Corp. (The)	15,602	636,718
CME Group, Inc.	4,337	515,236
E*TRADE Financial Corp.*	3,476	121,278
Franklin Resources, Inc.	4,461	187,987
Goldman Sachs Group, Inc. (The)	4,754	1,092,088
Intercontinental Exchange, Inc.	7,606	455,371
Invesco Ltd.	5,169	158,326
Lehman Brothers Holdings, Inc. Claim Assignment*	10,579,142	338,533
Moody’s Corp.	2,094	234,612
Morgan Stanley	18,408	788,598
Nasdaq, Inc.	1,492	103,619
Northern Trust Corp.	2,712	234,805
Raymond James Financial, Inc.	1,663	126,820
S&P Global, Inc.	3,307	432,357
State Street Corp.	4,631	368,674
T Rowe Price Group, Inc.	3,059	208,471

		7,696,670

Consumer Finance (1.0%)
Ally Financial, Inc.	67,136	1,364,875
American Express Co.	9,686	766,259
Capital One Financial Corp.	37,891	3,283,635
Discover Financial Services	4,908	335,658
Navient Corp.	3,923	57,903
Synchrony Financial	9,759	334,734

		6,143,064

Diversified Financial Services (1.1%)
Berkshire Hathaway, Inc., Class B*	24,317	4,053,158
Leucadia National Corp.	4,084	106,184
Voya Financial, Inc.	65,348	2,480,610

		6,639,952

Insurance (5.7%)
Aflac, Inc.	5,175	374,774
Alleghany Corp.*	7,238	4,448,909
Allstate Corp. (The)	4,708	383,655
American International Group, Inc.	109,154	6,814,484
Aon plc	3,349	397,493
Arthur J Gallagher & Co.	2,281	128,968
Assurant, Inc.	715	68,404
Chubb Ltd.	28,716	3,912,555
Cincinnati Financial Corp.	1,856	134,133
Hartford Financial Services Group, Inc. (The)	36,042	1,732,539
Lincoln National Corp.	2,903	190,001
Loews Corp.	3,612	168,933
Marsh & McLennan Cos., Inc.	6,574	485,753
MetLife, Inc.	82,195	4,341,540
Principal Financial Group, Inc.	3,366	212,428
Progressive Corp. (The)	7,493	293,576
Prudential Financial, Inc.	5,489	585,567
Torchmark Corp.	1,356	104,466
Travelers Cos., Inc. (The)	3,554	428,399
Unum Group	2,980	139,732
White Mountains Insurance Group Ltd.	5,614	4,939,646
Willis Towers Watson plc	1,601	209,555
XL Group Ltd.	120,487	4,802,612

		35,298,122

Total Financials		103,713,051

Health Care (12.3%)
Biotechnology (1.2%)
AbbVie, Inc.	20,447	1,332,327
Alexion Pharmaceuticals, Inc.*	2,842	344,564
Amgen, Inc.	9,445	1,549,640
Biogen, Inc.*	2,778	759,561
Celgene Corp.*	9,964	1,239,821
Gilead Sciences, Inc.	16,678	1,132,770
Incyte Corp.*	2,227	297,683
Regeneron Pharmaceuticals, Inc.*	963	373,172
Vertex Pharmaceuticals, Inc.*	3,154	344,890

		7,374,428

Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	22,177	984,881
Baxter International, Inc.	6,206	321,843
Becton Dickinson and Co.	2,708	496,756
Boston Scientific Corp.*	17,385	432,365
Cooper Cos., Inc. (The)	609	121,733
CR Bard, Inc.	940	233,628
Danaher Corp.	7,863	672,522
DENTSPLY SIRONA, Inc.	2,981	186,134
Edwards Lifesciences Corp.*	2,706	254,553
Hologic, Inc.*	3,511	149,393
IDEXX Laboratories, Inc.*	1,118	172,854
Intuitive Surgical, Inc.*	476	364,840
Medtronic plc	138,969	11,195,342
Stryker Corp.	42,668	5,617,242
Varian Medical Systems, Inc.*	1,181	107,625
Zimmer Biomet Holdings, Inc.	2,548	311,136

		21,622,847

Health Care Providers & Services (1.3%)
Aetna, Inc.	4,476	570,914
AmerisourceBergen Corp.	2,093	185,231
Anthem, Inc.	3,360	555,677
Cardinal Health, Inc.	4,022	327,994
Centene Corp.*	2,151	153,280
Cigna Corp.	13,178	1,930,444
DaVita, Inc.*	1,937	131,658
Envision Healthcare Corp.*	1,561	95,721
Express Scripts Holding Co.*	7,736	509,880
HCA Holdings, Inc.*	3,707	329,886
Henry Schein, Inc.*	990	168,270
Humana, Inc.	1,897	391,048
Laboratory Corp. of America Holdings*	1,306	187,372
McKesson Corp.	2,702	400,599
Patterson Cos., Inc.	1,121	50,703
Quest Diagnostics, Inc.	1,795	176,251
UnitedHealth Group, Inc.	12,195	2,000,101
Universal Health Services, Inc., Class B	1,162	144,611

		8,309,640

Health Care Technology (0.0%)
Cerner Corp.*	3,688	217,039

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	4,183	221,155
Illumina, Inc.*	1,894	323,192
Mettler-Toledo International, Inc.*	337	161,393
PerkinElmer, Inc.	1,405	81,574
Thermo Fisher Scientific, Inc.	5,036	773,530
Waters Corp.*	1,049	163,969

		1,724,813

Pharmaceuticals (6.0%)
Allergan plc	4,309	1,029,506
Bristol-Myers Squibb Co.	21,456	1,166,777
Eli Lilly & Co.	101,245	8,515,717
Johnson & Johnson	34,701	4,322,010
Mallinckrodt plc*	1,393	62,086
Merck & Co., Inc.	167,921	10,669,699

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Mylan NV*	5,927	$231,094
Novartis AG (ADR)	72,989	5,420,893
Perrigo Co. plc	1,790	118,838
Pfizer, Inc.	76,291	2,609,915
Teva Pharmaceutical Industries Ltd. (ADR)	87,517	2,808,421
Zoetis, Inc.	6,294	335,911

		37,290,867

Total Health Care		76,539,634

Industrials (7.0%)
Aerospace & Defense (1.3%)
Arconic, Inc.	5,524	145,502
B/E Aerospace, Inc.	28,656	1,837,135
Boeing Co. (The)	7,323	1,295,146
General Dynamics Corp.	3,655	684,216
KLX, Inc.*	16,096	719,491
L3 Technologies, Inc.	1,017	168,100
Lockheed Martin Corp.	3,184	852,038
Northrop Grumman Corp.	2,252	535,616
Raytheon Co.	3,749	571,723
Rockwell Collins, Inc.	1,683	163,520
Textron, Inc.	3,515	167,279
TransDigm Group, Inc.	635	139,802
United Technologies Corp.	9,632	1,080,807

		8,360,375

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,784	137,885
Expeditors International of Washington, Inc.	2,321	131,113
FedEx Corp.	3,126	610,039
United Parcel Service, Inc., Class B	8,793	943,489

		1,822,526

Airlines (0.2%)
Alaska Air Group, Inc.	1,607	148,198
American Airlines Group, Inc.	6,376	269,705
Delta Air Lines, Inc.	9,383	431,242
Southwest Airlines Co.	7,848	421,908
United Continental Holdings, Inc.*	3,662	258,684

		1,529,737

Building Products (0.1%)
Allegion plc	1,213	91,824
Fortune Brands Home & Security, Inc.	1,985	120,787
Johnson Controls International plc	11,946	503,166
Masco Corp.	4,059	137,965

		853,742

Commercial Services & Supplies (0.1%)
Cintas Corp.	1,085	137,296
Republic Services, Inc.	2,942	184,787
Stericycle, Inc.*	1,115	92,422
Waste Management, Inc.	5,150	375,538

		790,043

Construction & Engineering (0.0%)
Fluor Corp.	1,821	95,822
Jacobs Engineering Group, Inc.	1,480	81,814
Quanta Services, Inc.*	1,957	72,624

		250,260

Electrical Equipment (0.8%)
Acuity Brands, Inc.	545	111,180
AMETEK, Inc.	2,939	158,941
Eaton Corp. plc	5,751	426,437
Emerson Electric Co.	8,344	499,472
Rockwell Automation, Inc.	1,622	252,562
Sensata Technologies Holding NV*	80,323	3,507,705

		4,956,297

Industrial Conglomerates (1.0%)
3M Co.	7,633	1,460,422
General Electric Co.	111,794	3,331,461
Honeywell International, Inc.	9,725	1,214,361
Roper Technologies, Inc.	1,303	269,056

		6,275,300

Machinery (1.7%)
Caterpillar, Inc.	45,851	4,253,138
CNH Industrial NV	194,168	1,872,531
Cummins, Inc.	1,968	297,562
Deere & Co.	3,794	413,015
Dover Corp.	1,958	157,325
Federal Signal Corp.	68,934	951,979
Flowserve Corp.	1,634	79,118
Fortive Corp.	3,831	230,703
Illinois Tool Works, Inc.	3,972	526,171
Ingersoll-Rand plc	3,301	268,437
PACCAR, Inc.	4,548	305,626
Parker-Hannifin Corp.	1,684	269,979
Pentair plc	2,088	131,085
Snap-on, Inc.	762	128,527
Stanley Black & Decker, Inc.	1,920	255,110
Xylem, Inc.	2,317	116,360

		10,256,666

Marine (0.5%)
AP Moller - Maersk A/S, Class B	1,767	2,931,655

Professional Services (0.5%)
Dun & Bradstreet Corp. (The)	491	52,999
Equifax, Inc.	1,521	207,982
Nielsen Holdings plc	4,269	176,352
RELX plc	120,696	2,365,081
Robert Half International, Inc.	1,603	78,274
Verisk Analytics, Inc.*	1,995	161,874

		3,042,562

Road & Rail (0.4%)
CSX Corp.	11,778	548,266
JB Hunt Transport Services, Inc.	1,089	99,905
Kansas City Southern	1,345	115,347
Norfolk Southern Corp.	3,731	417,760
Ryder System, Inc.	688	51,903
Union Pacific Corp.	10,438	1,105,593

		2,338,774

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,744	192,816
United Rentals, Inc.*	1,101	137,680
WW Grainger, Inc.	710	165,260

		495,756

Total Industrials		43,903,693

Information Technology (15.3%)
Communications Equipment (1.7%)
Cisco Systems, Inc.	219,880	7,431,944
F5 Networks, Inc.*	835	119,046
Harris Corp.	1,569	174,583
Juniper Networks, Inc.	4,818	134,085
Motorola Solutions, Inc.	2,161	186,321
Nokia OYJ	274,476	1,472,839
Nokia OYJ (ADR)(x)	213,205	1,155,571

		10,674,389

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,928	279,556
Corning, Inc.	11,756	317,412

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
FLIR Systems, Inc.	1,658	$60,152
TE Connectivity Ltd.	4,527	337,488

		994,608

Internet Software & Services (1.9%)
Akamai Technologies, Inc.*	2,214	132,176
Alphabet, Inc., Class A*	3,806	3,226,727
Alphabet, Inc., Class C*	3,784	3,139,055
eBay, Inc.*	12,963	435,168
Facebook, Inc., Class A*	30,154	4,283,376
VeriSign, Inc.(x)*	1,094	95,298
Yahoo!, Inc.*	11,191	519,374

		11,831,174

IT Services (2.1%)
Accenture plc, Class A	7,998	958,800
Alliance Data Systems Corp.	734	182,766
Automatic Data Processing, Inc.	5,756	589,357
Cognizant Technology Solutions Corp., Class A*	66,646	3,966,769
CSRA, Inc.	1,755	51,404
Fidelity National Information Services, Inc.	4,166	331,697
Fiserv, Inc.*	2,763	318,602
Global Payments, Inc.	1,964	158,456
International Business Machines Corp.	10,987	1,913,276
Mastercard, Inc., Class A	12,056	1,355,938
Paychex, Inc.	4,106	241,843
PayPal Holdings, Inc.*	14,307	615,487
Teradata Corp.*	1,790	55,705
Total System Services, Inc.	2,048	109,486
Visa, Inc., Class A	23,811	2,116,084
Western Union Co. (The)	6,340	129,019

		13,094,689

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	9,881	143,769
Analog Devices, Inc.	4,617	378,363
Applied Materials, Inc.	13,822	537,676
Broadcom Ltd.	5,152	1,128,082
Intel Corp.	60,451	2,180,467
KLA-Tencor Corp.	2,002	190,330
Lam Research Corp.	2,053	263,523
Microchip Technology, Inc.	2,727	201,198
Micron Technology, Inc.*	13,192	381,249
NVIDIA Corp.	7,550	822,422
Qorvo, Inc.*	1,683	115,386
QUALCOMM, Inc.	18,977	1,088,141
Skyworks Solutions, Inc.	2,380	233,192
Texas Instruments, Inc.	12,767	1,028,510
Xilinx, Inc.	3,174	183,743

		8,876,051

Software (4.8%)
Activision Blizzard, Inc.	8,891	443,305
Adobe Systems, Inc.*	6,343	825,415
Autodesk, Inc.*	2,495	215,743
CA, Inc.	113,306	3,594,066
Citrix Systems, Inc.*	1,960	163,444
Dell Technologies, Inc., Class V*	14,073	901,798
Electronic Arts, Inc.*	3,966	355,036
Intuit, Inc.	3,107	360,381
Microsoft Corp.	202,549	13,339,877
Oracle Corp.	38,441	1,714,853
Red Hat, Inc.*	2,311	199,902
salesforce.com, Inc.*	8,393	692,339
Symantec Corp.	235,166	7,214,893
Synopsys, Inc.*	1,930	139,211

		30,160,263

Technology Hardware, Storage & Peripherals (3.2%)
fdiscontApple, Inc.	67,060	9,633,839
Hewlett Packard Enterprise Co.	167,782	3,976,433
HP, Inc.	21,770	389,248
NetApp, Inc.	3,585	150,032
Samsung Electronics Co. Ltd.	2,846	5,242,565
Seagate Technology plc	3,775	173,386
Western Digital Corp.	3,736	308,332
Xerox Corp.	11,337	83,214

		19,957,049

Total Information Technology		95,588,223

Materials (3.4%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	2,774	375,294
Albemarle Corp.	1,468	155,080
CF Industries Holdings, Inc.(x)	2,915	85,555
Dow Chemical Co. (The)	14,312	909,384
Eastman Chemical Co.	1,874	151,419
Ecolab, Inc.	3,349	419,764
EI du Pont de Nemours & Co.	11,089	890,779
FMC Corp.	1,681	116,981
International Flavors & Fragrances, Inc.	995	131,867
LyondellBasell Industries NV, Class A	4,269	389,290
Monsanto Co.	34,857	3,945,812
Mosaic Co. (The)	4,375	127,663
PPG Industries, Inc.	3,361	353,174
Praxair, Inc.	3,643	432,060
Sherwin-Williams Co. (The)	1,048	325,079

		8,809,201

Construction Materials (0.4%)
LafargeHolcim Ltd. (Registered)*	38,470	2,273,672
Martin Marietta Materials, Inc.	806	175,910
Vulcan Materials Co.	1,720	207,226

		2,656,808

Containers & Packaging (1.1%)
Avery Dennison Corp.	1,144	92,206
Ball Corp.	2,297	170,575
International Paper Co.	81,729	4,150,199
Sealed Air Corp.	2,408	104,941
WestRock Co.	49,880	2,595,256

		7,113,177

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.*	17,002	227,147
Newmont Mining Corp.	6,778	223,403
Nucor Corp.	4,074	243,299
thyssenkrupp AG	75,553	1,850,575

		2,544,424

Total Materials		21,123,610

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Alexander’s, Inc. (REIT)	6,453	2,786,792
Alexandria Real Estate Equities, Inc. (REIT)	1,153	127,430
American Tower Corp. (REIT)	5,442	661,421
Apartment Investment & Management Co. (REIT), Class A	2,093	92,825
AvalonBay Communities, Inc. (REIT)	1,780	326,808
Boston Properties, Inc. (REIT)	1,980	262,172

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Crown Castle International Corp. (REIT)	4,594	$433,903
Digital Realty Trust, Inc. (REIT)	2,058	218,951
Equinix, Inc. (REIT)	995	398,368
Equity Residential (REIT)	4,744	295,172
Essex Property Trust, Inc. (REIT)	833	192,864
Extra Space Storage, Inc. (REIT)	1,560	116,048
Federal Realty Investment Trust (REIT)	890	118,815
GGP, Inc. (REIT)*	7,393	171,370
HCP, Inc. (REIT)	5,937	185,709
Host Hotels & Resorts, Inc. (REIT)	9,517	177,587
Iron Mountain, Inc. (REIT)	3,146	112,218
Kimco Realty Corp. (REIT)	5,563	122,887
Macerich Co. (The) (REIT)	1,583	101,945
Mid-America Apartment Communities, Inc. (REIT)	1,432	145,692
Prologis, Inc. (REIT)	6,715	348,374
Public Storage (REIT)	1,903	416,586
Realty Income Corp. (REIT)	3,486	207,522
Regency Centers Corp. (REIT)	1,904	126,407
Simon Property Group, Inc. (REIT)	4,102	705,666
SL Green Realty Corp. (REIT)	1,320	140,738
UDR, Inc. (REIT)	3,378	122,486
Ventas, Inc. (REIT)	4,543	295,477
Vornado Realty Trust (REIT)	2,204	221,083
Welltower, Inc. (REIT)	4,619	327,118
Weyerhaeuser Co. (REIT)	9,699	329,572

		10,290,006

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,926	136,586
Forestar Group, Inc.*	10,425	142,301

		278,887

Total Real Estate		10,568,893

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	78,663	3,268,447
CenturyLink, Inc.(x)	6,879	162,138
Koninklijke KPN NV	581,020	1,749,786
Level 3 Communications, Inc.*	3,809	217,951
Verizon Communications, Inc.	52,213	2,545,384

		7,943,706

Wireless Telecommunication Services (0.2%)
Vodafone Group plc	576,530	1,503,178

Total Telecommunication Services		9,446,884

Utilities (1.7%)
Electric Utilities (1.3%)
Alliant Energy Corp.	2,941	116,493
American Electric Power Co., Inc.	6,258	420,100
Duke Energy Corp.	9,016	739,402
Edison International	4,117	327,754
Entergy Corp.	2,335	177,367
Eversource Energy	4,069	239,176
Exelon Corp.	11,753	422,873
FirstEnergy Corp.	5,541	176,315
NextEra Energy, Inc.	5,960	765,085
PG&E Corp.	6,442	427,491
Pinnacle West Capital Corp.	1,385	115,481
PPL Corp.	8,647	323,311
Southern Co. (The)	12,786	636,487
Vistra Energy Corp.	128,939	2,101,705
Xcel Energy, Inc.	6,554	291,325

		7,280,365

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	8,688	97,132
NRG Energy, Inc.	4,267	79,793

		176,925

Multi-Utilities (0.4%)
Ameren Corp.	3,075	167,864
CenterPoint Energy, Inc.	5,622	154,999
CMS Energy Corp.	3,527	157,798
Consolidated Edison, Inc.	3,994	310,174
Dominion Resources, Inc.	7,986	619,473
DTE Energy Co.	2,305	235,364
NiSource, Inc.	4,268	101,536
Public Service Enterprise Group, Inc.	6,607	293,020
SCANA Corp.	1,773	115,866
Sempra Energy	3,181	351,501
WEC Energy Group, Inc.	4,059	246,097

		2,753,692

Water Utilities (0.0%)
American Water Works Co., Inc.	2,215	172,261

Total Utilities		10,383,243

Total Common Stocks (84.6%) (Cost $314,697,899)		527,348,298

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (1.2%)
Consumer Discretionary (0.3%)
Hotels, Restaurants & Leisure (0.0%)
Tropicana Entertainment LLC
9.625%, 12/15/14(h)*†	$2,014,000	—

Media (0.3%)
iHeartCommunications, Inc.
9.000%, 12/15/19	2,028,000	1,723,800

Total Consumer Discretionary		1,723,800

Health Care (0.6%)
Health Care Providers & Services (0.1%)
CHS/Community Health Systems, Inc.
7.125%, 7/15/20(x)	366,000	335,366
6.875%, 2/1/22	545,000	468,700

		804,066

Pharmaceuticals (0.5%)
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20§	58,000	51,840
6.375%, 10/15/20§	3,097,000	2,802,784
7.500%, 7/15/21§	324,000	280,665
6.750%, 8/15/21§	224,000	193,491
5.625%, 12/1/21§	145,000	117,088
7.250%, 7/15/22§	109,000	93,195

		3,539,063

Total Health Care		4,343,129

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (0.3%)
Communications Equipment (0.3%)
Avaya, Inc.
8.500%, 1/19/18	409,000	$420,120
7.000%, 4/1/19(h)(x)§	966,000	764,396
10.500%, 3/1/21(h)§	3,180,000	516,750

Total Information Technology		1,701,266

Utilities (0.0%)
Electric Utilities (0.0%)
Texas Competitive Electric Holdings Co. LLC
8.500%, 5/1/20†	5,264,099	611
11.500%, 10/1/20†	2,404,000	279

Total Utilities		890

Total Corporate Bonds		7,769,085

Loan Participations (1.5%)
Consumer Discretionary (1.1%)
Hotels, Restaurants & Leisure (0.4%)
Caesars Entertainment Operating Co., Inc.
1.500%, 3/1/17(h)	1,983,407	2,317,156

		2,317,156

Media (0.3%)
iHeartCommunications, Inc., Term Loan
7.732%, 1/30/19	2,267,587	1,946,346
8.281%, 7/30/19	728,853	621,347

		2,567,693

Multiline Retail (0.1%)
Belk, Inc.
5.760%, 12/10/22	436,461	369,900

Specialty Retail (0.3%)
Toys R Us, Inc.
8.289%, 10/15/19	184,000	183,310
9.804%, 3/15/20	1,735,595	1,377,194

		1,560,504

Total Consumer Discretionary		6,815,253

Information Technology (0.4%)
Communications Equipment (0.4%)
Avaya, Inc.
6.500%, 3/30/18	744,832	587,859
6.250%, 5/29/20	1,048,013	832,908
Avaya, Inc. Tranche B3, Term Loan 5.390%, 10/26/17	1,323,515	1,041,937

Total Information Technology		2,462,704

Total Loan Participations		9,277,957

Municipal Bond (0.2%)
Municipal Bond (0.2%)
Commonwealth of Puerto Rico, General Obligations, Series A 8.000%, 7/1/35(h)	1,590,000	985,800

Total Municipal Bonds		985,800

Total Long-Term Debt Securities (2.9%) (Cost $22,381,922)		18,032,842

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	5,395,283	5,396,902

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $150,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $153,000.(xx)	$150,000	150,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $200,015, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $204,000.(xx)	200,000	200,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $300,033, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $329,396.(xx)	300,000	300,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $100,008, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $608,686, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $620,818(xx)	608,645	608,645
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $102,062.(xx)	100,000	100,000

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $100,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $102,062.(xx)	$100,000	$100,000

Total Repurchase Agreements		1,558,645

U.S. Government Agency Security (0.8%)
FHLB
0.49%, 4/3/17(o)(p)	5,200,000	5,200,000

U.S. Treasury Obligations (2.7%)
U.S. Treasury Bills
0.63%, 5/4/17(p)	2,000,000	1,998,803
0.68%, 5/18/17(p)	2,000,000	1,998,181
0.67%, 5/25/17(p)	2,000,000	1,997,942
0.67%, 6/1/17(p)	1,000,000	998,845
0.68%, 6/8/17(p)	1,200,000	1,198,427
0.76%, 7/27/17(p)	5,000,000	4,987,623
0.77%, 8/3/17(p)	2,000,000	1,994,680
0.78%, 8/10/17(p)	2,000,000	1,994,285

Total U.S. Treasury Obligations		17,168,786

Total Short-Term Investments (4.7%) (Cost $29,330,331)		29,324,333

Total Investments (92.2%) (Cost $366,410,152)		574,705,473
Other Assets Less Liabilities (7.8%)		48,432,796

Net Assets (100%)		$623,138,269

*	Non-income producing.

†	Securities (totaling $802,270 or 0.1% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $4,820,209 or 0.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2017.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $1,499,569. This was secured by cash collateral of $1,558,645 which was subsequently invested in joint repurchase agreements with a total value of $1,558,645, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $6,349 collateralized by various U.S. Government Treasury Securities, ranging from 0.750% - 4.250%, maturing 8/15/19-8/15/45.

Glossary:

ADR — American Depositary Receipt

FHLB — Federal Home Loan Bank

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$602,775	$—	$11,516	$595,208	$3,960	$790
PNC Financial Services Group, Inc. (The)	741,761	—	14,065	8,663,171	3,488	4,145

	$1,344,536	$—	$25,581	$9,258,379	$7,448	$4,935

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	476	June-17	$56,224,438	$56,148,960	$(75,478)

At March 31, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Korean Won vs. U.S. Dollar, expiring 5/12/17	HSBC Bank plc	37,994	$33,991	$33,984	$7

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 5/23/17	HSBC Bank plc	11,565	$14,442,705	$14,506,274	$(63,569)
British Pound vs. U.S. Dollar, expiring 5/23/17	HSBC Bank plc	34	42,408	42,413	(5)
British Pound vs. U.S. Dollar, expiring 5/23/17	State Street Bank & Trust	34	41,835	42,034	(199)
European Union Euro vs. U.S. Dollar, expiring 4/18/17	Bank of America	72	76,187	76,669	(482)
European Union Euro vs. U.S. Dollar, expiring 4/18/17	Bank of America	18	19,097	19,207	(110)
European Union Euro vs. U.S. Dollar, expiring 4/18/17	Bank of America	13	13,400	13,520	(120)
European Union Euro vs. U.S. Dollar, expiring 4/18/17	HSBC Bank plc	17	17,774	17,797	(23)
European Union Euro vs. U.S. Dollar, expiring 4/18/17	HSBC Bank plc	6	5,852	5,892	(40)
European Union Euro vs. U.S. Dollar, expiring 4/18/17	HSBC Bank plc	43	45,410	45,546	(136)
European Union Euro vs. U.S. Dollar, expiring 4/18/17	HSBC Bank plc	14	14,613	14,710	(97)
European Union Euro vs. U.S. Dollar, expiring 4/18/17	State Street Bank & Trust	58	60,894	61,492	(598)
European Union Euro vs. U.S. Dollar, expiring 4/18/17	State Street Bank & Trust	32	33,844	34,276	(432)
European Union Euro vs. U.S. Dollar, expiring 4/18/17	State Street Bank & Trust	15	15,649	15,784	(135)
European Union Euro vs. U.S. Dollar, expiring 4/18/17	State Street Bank & Trust	10,018	10,621,502	10,694,194	(72,692)
European Union Euro vs. U.S. Dollar, expiring 4/18/17	UBS AG	41	44,089	44,086	3
Korean Won vs. U.S. Dollar, expiring 5/12/17	HSBC Bank plc	3,744,149	3,271,142	3,349,699	(78,557)
Korean Won vs. U.S. Dollar, expiring 5/12/17	HSBC Bank plc	40,060	34,814	35,840	(1,026)
Korean Won vs. U.S. Dollar, expiring 5/12/17	UBS AG	86,056	74,962	76,990	(2,028)
Korean Won vs. U.S. Dollar, expiring 5/12/17	UBS AG	27,494	23,815	24,598	(783)
Korean Won vs. U.S. Dollar, expiring 5/12/17	UBS AG	2,002,995	1,732,695	1,791,978	(59,283)

					$(280,312)

					$(280,305)

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$53,338,641	$—	$87,680		$53,426,321
Consumer Staples	49,676,896	9,188,669	—		58,865,565
Energy	36,021,707	7,053,774	713,700		43,789,181
Financials	101,352,556	2,360,495	—		103,713,051
Health Care	76,539,634	—	—		76,539,634
Industrials	36,734,426	7,169,267	—		43,903,693
Information Technology	88,872,819	6,715,404	—		95,588,223
Materials	16,999,363	4,124,247	—		21,123,610
Real Estate	10,568,893	—	—		10,568,893
Telecommunication Services	6,193,920	3,252,964	—		9,446,884
Utilities	10,383,243	—	—		10,383,243
Corporate Bonds
Consumer Discretionary	—	1,723,800	—	(a)	1,723,800
Health Care	—	4,343,129	—		4,343,129
Information Technology	—	1,701,266	—		1,701,266
Utilities	—	—	890		890
Forward Currency Contracts	—	10	—		10
Loan Participations
Consumer Discretionary	—	6,815,253	—		6,815,253
Information Technology	—	2,462,704	—		2,462,704
Municipal Bonds
Municipal Bonds	—	985,800	—		985,800
Short-Term Investments
Investment Companies	5,396,902	—	—		5,396,902
Repurchase Agreements	—	1,558,645	—		1,558,645
U.S. Government Agency Securities	—	5,200,000	—		5,200,000
U.S. Treasury Obligations	—	17,168,786	—		17,168,786

Total Assets	$492,079,000	$81,824,213	$802,270		$574,705,483

Liabilities:
Forward Currency Contracts	$—	$(280,315)	$—		$(280,315)
Futures	(75,478)	—	—		(75,478)

Total Liabilities	$(75,478)	$(280,315)	$—		$(355,793)

Total	$492,003,522	$81,543,898	$802,270		$574,349,690

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$229,747,524
Aggregate gross unrealized depreciation	(24,941,071)

Net unrealized appreciation	$204,806,453

Federal income tax cost of investments	$369,899,020

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.1%)
Auto Components (2.7%)
Cooper Tire & Rubber Co.	4,340	$192,479
Cooper-Standard Holdings, Inc.*	86	9,540
Dana, Inc.	11,708	226,081
Gentherm, Inc.*	90,000	3,532,500
Metaldyne Performance Group, Inc.	466	10,648
Modine Manufacturing Co.*	3,789	46,226
Motorcar Parts of America, Inc.*	101	3,104
Spartan Motors, Inc.	2,614	20,912
Standard Motor Products, Inc.	691	33,956
Strattec Security Corp.	270	7,506
Superior Industries International, Inc.	1,999	50,674
Tower International, Inc.	1,657	44,905

		4,178,531

Distributors (0.0%)
Weyco Group, Inc.	428	12,018

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	1,246	28,533
Ascent Capital Group, Inc., Class A*	835	11,799
Bridgepoint Education, Inc.*	1,479	15,781
Cambium Learning Group, Inc.*	964	4,724
Capella Education Co.	60	5,101
Career Education Corp.*	5,368	46,702
Carriage Services, Inc.	94	2,549
Chegg, Inc.(x)*	3,726	31,447
DeVry Education Group, Inc.	4,899	173,670
Houghton Mifflin Harcourt Co.*	3,313	33,627
K12, Inc.*	2,612	50,020
Laureate Education, Inc., Class A*	1,226	17,495
Liberty Tax, Inc.(x)	118	1,681
Regis Corp.*	2,999	35,148
Sotheby’s(x)*	1,710	77,771
Strayer Education, Inc.	448	36,060
Weight Watchers International, Inc.(x)*	198	3,083

		575,191

Hotels, Restaurants & Leisure (0.8%)
Belmond Ltd., Class A*	6,463	78,202
Biglari Holdings, Inc.*	74	31,967
Caesars Acquisition Co., Class A*	3,769	58,043
Caesars Entertainment Corp.(x)*	4,476	42,746
Carrols Restaurant Group, Inc.*	274	3,877
Century Casinos, Inc.*	858	6,486
Cracker Barrel Old Country Store, Inc.(x)	81	12,899
Del Frisco’s Restaurant Group, Inc.*	1,758	31,732
Del Taco Restaurants, Inc.*	1,902	25,221
Denny’s Corp.*	1,334	16,502
DineEquity, Inc.	612	33,305
El Pollo Loco Holdings, Inc.(x)*	1,644	19,646
Eldorado Resorts, Inc.*	212	4,012
Empire Resorts, Inc.(x)*	232	5,626
Fiesta Restaurant Group, Inc.*	390	9,438
Fogo De Chao, Inc.*	402	6,532
Golden Entertainment, Inc.	650	8,599
ILG, Inc.	7,957	166,779
International Speedway Corp., Class A	1,975	72,976
Intrawest Resorts Holdings, Inc.*	1,294	32,363
J Alexander’s Holdings, Inc.*	1,073	10,784
Jack in the Box, Inc.	577	58,692
Kona Grill, Inc.(x)*	297	1,871
La Quinta Holdings, Inc.*	5,179	70,020
Luby’s, Inc.*	1,561	4,855
Marcus Corp. (The)	1,472	47,251
Marriott Vacations Worldwide Corp.	1,651	164,984
Monarch Casino & Resort, Inc.*	825	24,371
Noodles & Co.(x)*	301	1,731
Penn National Gaming, Inc.(x)*	843	15,536
Pinnacle Entertainment, Inc.*	3,854	75,230
Red Lion Hotels Corp.*	1,093	7,706
Red Robin Gourmet Burgers, Inc.*	827	48,338
Ruby Tuesday, Inc.*	4,844	13,612
Speedway Motorsports, Inc.	944	17,785

		1,229,717

Household Durables (0.7%)
AV Homes, Inc.(x)*	673	11,071
Bassett Furniture Industries, Inc.	356	9,576
Beazer Homes USA, Inc.*	2,577	31,259
Century Communities, Inc.*	1,133	28,778
CSS Industries, Inc.	690	17,885
Flexsteel Industries, Inc.	504	25,402
GoPro, Inc., Class A(x)*	7,852	68,312
Green Brick Partners, Inc.*	1,907	18,975
Hooker Furniture Corp.	818	25,399
Hovnanian Enterprises, Inc., Class A*	9,887	22,443
KB Home(x)	5,107	101,527
La-Z-Boy, Inc.	2,279	61,533
LGI Homes, Inc.(x)*	81	2,747
Libbey, Inc.	1,634	23,824
Lifetime Brands, Inc.	890	17,889
M/I Homes, Inc.*	1,540	37,730
MDC Holdings, Inc.	2,058	61,843
Meritage Homes Corp.*	2,747	101,090
NACCO Industries, Inc., Class A	310	21,638
New Home Co., Inc. (The)*	836	8,745
TopBuild Corp.*	2,606	122,482
TRI Pointe Group, Inc.*	10,898	136,661
UCP, Inc., Class A*	641	6,506
William Lyon Homes, Class A(x)*	1,944	40,085
ZAGG, Inc.*	1,946	14,011

		1,017,411

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	1,515	15,453
FTD Cos., Inc.*	1,401	28,216
Gaia, Inc.*	329	3,274
Lands’ End, Inc.(x)*	1,203	25,804

		72,747

Leisure Products (0.1%)
Acushnet Holdings Corp.*	726	12,545
Callaway Golf Co.	4,738	52,450
Escalade, Inc.	806	10,397
JAKKS Pacific, Inc.(x)*	1,211	6,660
Johnson Outdoors, Inc., Class A	383	13,980

		96,032

Media (1.0%)
AMC Entertainment Holdings, Inc., Class A	3,239	101,867
Daily Journal Corp.(x)*	28	6,000
Entercom Communications Corp., Class A(x)	2,095	29,958
Eros International plc(x)*	2,380	24,514
EW Scripps Co. (The), Class A*	4,721	110,660
Gannett Co., Inc.	9,042	75,772
Global Eagle Entertainment, Inc.(x)*	3,493	11,143
Gray Television, Inc.*	1,956	28,362
Hemisphere Media Group, Inc.*	66	776
Liberty Media Corp-Liberty Braves, Class A*	691	16,543

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Liberty Media Corp-Liberty Braves, Class C*	2,359	$55,790
Liberty Media Corp-Liberty Formula One, Class A*	1,436	46,957
Liberty Media Corp-Liberty Formula One, Class C*	3,022	103,202
MDC Partners, Inc., Class A(x)	2,898	27,241
Meredith Corp.	2,964	191,474
MSG Networks, Inc., Class A*	3,117	72,782
National CineMedia, Inc.	5,023	63,440
New Media Investment Group, Inc.	2,884	40,982
New York Times Co. (The), Class A	9,663	139,147
Nexstar Media Group, Inc., Class A	1,086	76,183
Reading International, Inc., Class A*	978	15,198
Saga Communications, Inc., Class A	283	14,447
Salem Media Group, Inc.	895	6,668
Scholastic Corp.	2,125	90,461
Time, Inc.	8,040	155,574
Townsquare Media, Inc., Class A*	703	8,563
tronc, Inc.(x)*	875	12,180

		1,525,884

Multiline Retail (0.0%)
Fred’s, Inc., Class A(x)	2,672	35,003
Sears Holdings Corp.(x)*	711	8,169
Tuesday Morning Corp.*	3,605	13,519

		56,691

Specialty Retail (6.0%)
Aaron’s, Inc.	5,154	153,280
Abercrombie & Fitch Co., Class A(x)	5,236	62,465
American Eagle Outfitters, Inc.	1,332	18,688
America’s Car-Mart, Inc.*	635	23,146
Ascena Retail Group, Inc.*	9,211	39,239
At Home Group, Inc.(x)*	410	6,216
Barnes & Noble Education, Inc.*	3,226	30,937
Barnes & Noble, Inc.	5,080	46,990
Big 5 Sporting Goods Corp.	1,418	21,412
Boot Barn Holdings, Inc.(x)*	1,064	10,523
Buckle, Inc. (The)(x)	1,519	28,253
Build-A-Bear Workshop, Inc.*	999	8,841
Caleres, Inc.	3,273	86,473
Camping World Holdings, Inc., Class A(x)	52	1,676
Cato Corp. (The), Class A	1,647	36,168
Chico’s FAS, Inc.	1,044	14,825
Citi Trends, Inc.	1,133	19,261
Conn’s, Inc.(x)*	316,586	2,770,127
Container Store Group, Inc. (The)*	981	4,150
Destination XL Group, Inc.*	858	2,445
DSW, Inc., Class A	5,356	110,762
Express, Inc.*	5,990	54,569
Finish Line, Inc. (The), Class A(x)	2,322	33,042
Genesco, Inc.*	1,438	79,737
Group 1 Automotive, Inc.	1,240	91,859
Guess?, Inc.(x)	4,592	51,201
Haverty Furniture Cos., Inc.	1,482	36,087
Hibbett Sports, Inc.*	78,379	2,312,180
Kirkland’s, Inc.*	668	8,283
Lumber Liquidators Holdings, Inc.(x)*	2,125	44,604
MarineMax, Inc.*	874	18,922
Office Depot, Inc.	40,321	188,097
Party City Holdco, Inc.(x)*	1,213	17,043
Pier 1 Imports, Inc.	5,547	39,717
Rent-A-Center, Inc.(x)	4,163	36,926
RH(x)*	3,026	139,983
Sears Hometown and Outlet Stores, Inc.(x)*	948	3,697
Shoe Carnival, Inc.	1,035	25,430
Sonic Automotive, Inc., Class A	122,164	2,449,388
Sportsman’s Warehouse Holdings, Inc.(x)*	143	684
Stage Stores, Inc.(x)	2,125	5,504
Tailored Brands, Inc.	2,751	41,100
Tilly’s, Inc., Class A	955	8,614
Vitamin Shoppe, Inc.*	1,827	36,814
West Marine, Inc.*	1,478	14,100
Zumiez, Inc.*	1,450	26,535

		9,259,993

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	2,369	141,500
Delta Apparel, Inc.*	575	10,137
Fossil Group, Inc.(x)*	3,340	58,283
G-III Apparel Group Ltd.*	696	15,236
Iconix Brand Group, Inc.*	3,470	26,094
Movado Group, Inc.	1,236	30,838
Perry Ellis International, Inc.*	996	21,394
Sequential Brands Group, Inc.(x)*	3,338	12,985
Unifi, Inc.*	1,251	35,516
Vera Bradley, Inc.*	501	4,664
Vince Holding Corp.(x)*	1,596	2,474
Wolverine World Wide, Inc.	6,409	160,033

		519,154

Total Consumer Discretionary		18,543,369

Consumer Staples (4.2%)
Beverages (0.0%)
Craft Brew Alliance, Inc.*	690	9,212

Food & Staples Retailing (1.6%)
Andersons, Inc. (The)	2,123	80,462
Chefs’ Warehouse, Inc. (The)*	133,139	1,850,632
Ingles Markets, Inc., Class A	1,101	47,508
Natural Grocers by Vitamin Cottage, Inc.(x)*	752	7,813
Smart & Final Stores, Inc.*	597	7,224
SpartanNash Co.	2,841	99,407
SUPERVALU, Inc.(x)*	20,682	79,832
United Natural Foods, Inc.*	3,874	167,473
Village Super Market, Inc., Class A	584	15,476
Weis Markets, Inc.	757	45,155

		2,400,982

Food Products (2.2%)
AdvancePierre Foods Holdings, Inc.	635	19,793
Alico, Inc.	246	6,494
Cal-Maine Foods, Inc.(x)	554	20,387
Darling Ingredients, Inc.*	178,343	2,589,540
Dean Foods Co.	3,573	70,245
Fresh Del Monte Produce, Inc.	2,394	141,797
John B Sanfilippo & Son, Inc.	492	36,010
Landec Corp.*	1,621	19,452
Limoneira Co.	85	1,777
Omega Protein Corp.	1,659	33,263
Sanderson Farms, Inc.	1,574	163,444
Seaboard Corp.	21	87,559
Seneca Foods Corp., Class A*	520	18,772
Snyder’s-Lance, Inc.	6,331	255,203

		3,463,736

Household Products (0.1%)
Central Garden & Pet Co.(x)*	722	26,764
Central Garden & Pet Co., Class A*	2,258	78,398
Oil-Dri Corp. of America	381	14,200

		119,362

Personal Products (0.1%)
Avon Products, Inc.*	27,119	119,324

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
elf Beauty, Inc.(x)*	389	$11,203
Inter Parfums, Inc.	768	28,070
Nature’s Sunshine Products, Inc.	647	6,470
Nutraceutical International Corp.	655	20,403
Revlon, Inc., Class A*	666	18,548
Synutra International, Inc.*	1,303	7,753

		211,771

Tobacco (0.2%)
Alliance One International, Inc.*	700	8,995
Turning Point Brands, Inc.*	231	3,604
Universal Corp.	1,943	137,467
Vector Group Ltd.(x)	3,996	83,117

		233,183

Total Consumer Staples		6,438,246

Energy (10.9%)
Energy Equipment & Services (9.0%)
Archrock, Inc.	5,443	67,493
Atwood Oceanics, Inc.(x)*	6,024	57,409
Bristow Group, Inc.	2,711	41,234
CARBO Ceramics, Inc.(x)*	1,710	22,298
Dawson Geophysical Co.*	1,636	9,096
Era Group, Inc.*	1,581	20,964
Exterran Corp.*	2,490	78,310
Fairmount Santrol Holdings, Inc.*	7,115	52,153
Forum Energy Technologies, Inc.*	4,958	102,631
Geospace Technologies Corp.*	1,047	16,993
Helix Energy Solutions Group, Inc.*	279,018	2,167,970
Hornbeck Offshore Services, Inc.(x)*	217,666	964,260
Independence Contract Drilling, Inc.*	2,439	13,439
Keane Group, Inc.*	2,281	32,618
Mammoth Energy Services, Inc.(x)*	527	11,336
Matrix Service Co.*	130,133	2,147,194
McDermott International, Inc.*	18,895	127,541
Natural Gas Services Group, Inc.*	102,955	2,681,978
Newpark Resources, Inc.*	6,641	53,792
Noble Corp. plc(x)	250,000	1,547,500
North American Energy Partners, Inc.	515,000	2,549,250
Oil States International, Inc.*	3,978	131,871
Parker Drilling Co.*	399,668	699,419
PHI, Inc. (Non-Voting)*	873	10,459
Pioneer Energy Services Corp.*	5,701	22,804
RigNet, Inc.*	943	20,227
SEACOR Holdings, Inc.*	1,227	84,896
Seadrill Ltd.(x)*	30,387	50,139
Smart Sand, Inc.*	796	12,935
Tesco Corp.*	3,649	29,374
TETRA Technologies, Inc.*	2,527	10,285
Tidewater, Inc.(x)*	3,744	4,306
Unit Corp.*	3,988	96,350
Willbros Group, Inc.*	3,471	9,511

		13,948,035

Oil, Gas & Consumable Fuels (1.9%)
Abraxas Petroleum Corp.*	5,780	11,676
Adams Resources & Energy, Inc.	166	6,200
Alon USA Energy, Inc.	2,384	29,061
Ardmore Shipping Corp.	2,303	18,539
Bill Barrett Corp.*	4,910	22,341
California Resources Corp.(x)*	2,553	38,397
Clayton Williams Energy, Inc.*	468	61,813
Clean Energy Fuels Corp.*	7,717	19,678
Cobalt International Energy, Inc.(x)*	32,864	17,530
Contango Oil & Gas Co.*	1,886	13,806
CVR Energy, Inc.(x)	1,174	23,574
Delek US Holdings, Inc.	4,810	116,739
Denbury Resources, Inc.*	27,503	70,958
DHT Holdings, Inc.	7,409	33,118
Dorian LPG Ltd.*	1,998	21,039
Earthstone Energy, Inc.(x)*	110	1,404
Eclipse Resources Corp.*	4,604	11,694
EP Energy Corp., Class A(x)*	3,063	14,549
Erin Energy Corp.*	925	2,220
EXCO Resources, Inc.(x)*	11,123	6,895
Frontline Ltd.(x)	5,216	35,156
GasLog Ltd.	3,272	50,225
Gener8 Maritime, Inc.*	3,281	18,603
Golar LNG Ltd.	7,527	210,229
Green Plains, Inc.(x)	2,869	71,008
International Seaways, Inc.*	1,181	22,581
Jagged Peak Energy, Inc.*	1,924	25,089
Jones Energy, Inc., Class A(x)*	4,948	12,617
Navios Maritime Acquisition Corp.	6,395	10,999
Nordic American Tankers Ltd.(x)	7,939	64,941
Northern Oil and Gas, Inc.(x)*	3,711	9,649
Oasis Petroleum, Inc.*	18,417	262,626
Overseas Shipholding Group, Inc., Class A*	3,208	12,383
Pacific Ethanol, Inc.*	2,335	15,995
Panhandle Oil and Gas, Inc., Class A	575	11,040
Par Pacific Holdings, Inc.(x)*	1,538	25,362
PDC Energy, Inc.*	4,427	276,023
Renewable Energy Group, Inc.(x)*	2,859	29,877
REX American Resources Corp.*	454	41,082
Ring Energy, Inc.*	3,182	34,429
RSP Permian, Inc.*	7,772	321,994
Sanchez Energy Corp.(x)*	3,028	28,887
Scorpio Tankers, Inc.	12,514	55,562
SemGroup Corp., Class A	5,179	186,444
Ship Finance International Ltd.(x)	4,703	69,134
SRC ENERGY, Inc.(x)*	12,966	109,433
Teekay Corp.	3,871	35,420
Teekay Tankers Ltd., Class A	9,435	19,342
W&T Offshore, Inc.(x)*	2,830	7,839
Western Refining, Inc.	6,362	223,115
Westmoreland Coal Co.*	1,496	21,722
WildHorse Resource Development Corp.*	1,167	14,517

		2,874,554

Total Energy		16,822,589

Financials (20.1%)
Banks (12.1%)
1st Source Corp.	1,251	58,734
Access National Corp.(x)	655	19,663
ACNB Corp.	469	13,531
Allegiance Bancshares, Inc.*	798	29,686
American National Bankshares, Inc.	641	23,877
Ameris Bancorp	717	33,054
Ames National Corp.	676	20,686
Arrow Financial Corp.	894	30,307
Atlantic Capital Bancshares, Inc.*	1,135	21,508
Banc of California, Inc.(x)	1,101	22,791
BancFirst Corp.	626	56,277
Banco Latinoamericano de Comercio Exterior SA, Class E	2,316	64,246
Bancorp, Inc. (The)*	4,049	20,650
BancorpSouth, Inc.	6,830	206,607
Bank of Marin Bancorp	475	30,566
Bank of NT Butterfield & Son Ltd. (The)	844	26,932
Bankwell Financial Group, Inc.	387	13,309
Banner Corp.	2,357	131,143

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Bar Harbor Bankshares	1,180	$39,034
Berkshire Hills Bancorp, Inc.	2,554	92,072
Blue Hills Bancorp, Inc.	1,802	32,166
BNC Bancorp	2,820	98,841
Boston Private Financial Holdings, Inc.	6,303	103,369
Bridge Bancorp, Inc.	1,335	46,725
Brookline Bancorp, Inc.	5,389	84,338
Bryn Mawr Bank Corp.	1,333	52,653
BSB Bancorp, Inc.*	629	17,769
C&F Financial Corp.	258	11,945
California First National Bancorp	152	2,462
Camden National Corp.	1,221	53,773
Capital Bank Financial Corp., Class A	1,133	49,172
Capital City Bank Group, Inc.	915	19,572
Capstar Financial Holdings, Inc.*	153	2,918
Cardinal Financial Corp.	2,256	67,545
Carolina Financial Corp.	907	27,210
Cascade Bancorp*	2,617	20,177
Cathay General Bancorp	5,847	220,315
CenterState Banks, Inc.	3,746	97,021
Central Pacific Financial Corp.	2,431	74,243
Central Valley Community Bancorp	698	14,309
Century Bancorp, Inc., Class A	248	15,085
Chemical Financial Corp.	3,508	179,434
Chemung Financial Corp.	246	9,717
Citizens & Northern Corp.	907	21,115
City Holding Co.	1,166	75,184
CNB Financial Corp.	1,112	26,566
CoBiz Financial, Inc.	2,674	44,923
Codorus Valley Bancorp, Inc.(x)	642	16,634
Columbia Banking System, Inc.	4,538	176,937
Community Bank System, Inc.	3,371	185,338
Community Trust Bancorp, Inc.	1,214	55,540
ConnectOne Bancorp, Inc.	2,295	55,654
County Bancorp, Inc.	116	3,371
CU Bancorp*	1,139	45,161
Customers Bancorp, Inc.*	1,240	39,097
CVB Financial Corp.	7,949	175,593
Eagle Bancorp, Inc.*	524	31,283
East West Bancorp, Inc.	62,000	3,199,820
Enterprise Bancorp, Inc.	731	25,410
Enterprise Financial Services Corp.	1,658	70,299
Equity Bancshares, Inc., Class A*	476	15,123
Farmers Capital Bank Corp.	588	23,755
Farmers National Banc Corp.	1,975	28,341
FB Financial Corp.(x)*	432	15,276
FCB Financial Holdings, Inc., Class A*	2,311	114,510
Fidelity Southern Corp.	1,669	37,352
Financial Institutions, Inc.	1,094	36,047
First Bancorp	1,580	46,278
First Bancorp*	9,613	54,313
First Bancorp, Inc.	794	21,636
First Busey Corp.	2,374	69,796
First Business Financial Services, Inc.	655	17,004
First Citizens BancShares, Inc., Class A	600	201,222
First Commonwealth Financial Corp.	6,923	91,799
First Community Bancshares, Inc.	1,260	31,462
First Community Financial Partners, Inc.*	1,105	14,089
First Connecticut Bancorp, Inc.	859	21,303
First Financial Bancorp	4,801	131,787
First Financial Bankshares, Inc.(x)	1,856	74,426
First Financial Corp.	796	37,810
First Financial Northwest, Inc.	617	10,902
First Foundation, Inc.*	1,476	22,893
First Internet Bancorp	425	12,538
First Interstate BancSystem, Inc., Class A	1,501	59,515
First Merchants Corp.	3,172	124,723
First Mid-Illinois Bancshares, Inc.	632	21,387
First Midwest Bancorp, Inc.	6,901	163,416
First NBC Bank Holding Co.(x)*	1,320	5,280
First Northwest Bancorp*	913	14,152
First of Long Island Corp. (The)	1,706	46,147
Flushing Financial Corp.	2,130	57,233
FNB Corp.	25,108	373,356
Franklin Financial Network, Inc.*	612	23,715
Fulton Financial Corp.	13,553	241,921
German American Bancorp, Inc.	1,132	53,589
Glacier Bancorp, Inc.	5,977	202,800
Great Southern Bancorp, Inc.	860	43,430
Great Western Bancorp, Inc.	4,620	195,934
Green Bancorp, Inc.*	1,673	29,779
Guaranty Bancorp	1,288	31,363
Hancock Holding Co.	6,589	300,129
Hanmi Financial Corp.	2,424	74,538
HarborOne Bancorp, Inc.*	1,077	20,452
Heartland Financial USA, Inc.	1,836	91,708
Heritage Commerce Corp.	1,877	26,466
Heritage Financial Corp.	2,365	58,534
Heritage Oaks Bancorp	1,949	26,019
Hilltop Holdings, Inc.	5,934	163,007
HomeTrust Bancshares, Inc.*	1,338	31,443
Hope Bancorp, Inc.	10,106	193,732
Horizon Bancorp	1,564	41,008
IBERIABANK Corp.	3,950	312,445
Independent Bank Corp.	3,623	163,773
Independent Bank Group, Inc.	859	55,234
International Bancshares Corp.	4,312	152,645
Investors Bancorp, Inc.	23,388	336,319
Lakeland Bancorp, Inc.	3,119	61,132
Lakeland Financial Corp.	1,856	80,031
LCNB Corp.	673	16,051
LegacyTexas Financial Group, Inc.	3,504	139,810
Macatawa Bank Corp.	2,113	20,876
MainSource Financial Group, Inc.	1,846	60,789
MB Financial, Inc.	5,994	256,663
MBT Financial Corp.	1,405	15,947
Mercantile Bank Corp.	1,267	43,585
Merchants Bancshares, Inc.	441	21,477
Middleburg Financial Corp.	369	14,775
Midland States Bancorp, Inc.	304	10,455
MidWestOne Financial Group, Inc.	656	22,494
MutualFirst Financial, Inc.	419	13,219
National Bankshares, Inc.(x)	531	19,939
National Commerce Corp.*	673	24,632
NBT Bancorp, Inc.	3,290	121,960
Nicolet Bankshares, Inc.*	606	28,688
Northrim BanCorp, Inc.	543	16,317
OFG Bancorp	3,508	41,394
Old Line Bancshares, Inc.	671	19,110
Old National Bancorp	10,393	180,319
Old Second Bancorp, Inc.	2,279	25,639
Opus Bank	496	9,994
Orrstown Financial Services, Inc.	581	12,985
Pacific Continental Corp.	1,670	40,915
Pacific Mercantile Bancorp*	1,219	9,203
Pacific Premier Bancorp, Inc.*	1,453	56,013
Paragon Commercial Corp.*	70	3,744

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Park National Corp.	1,044	$109,829
Park Sterling Corp.	2,799	34,456
Peapack Gladstone Financial Corp.(x)	1,264	37,402
Penns Woods Bancorp, Inc.(x)	364	15,816
Peoples Bancorp, Inc.	1,286	40,715
Peoples Financial Services Corp.	547	22,865
People’s Utah Bancorp	1,060	28,037
Pinnacle Financial Partners, Inc.	3,185	211,643
Preferred Bank	965	51,782
Premier Financial Bancorp, Inc.	740	15,562
PrivateBancorp, Inc.	6,199	368,035
Prosperity Bancshares, Inc.	5,262	366,814
QCR Holdings, Inc.	953	40,360
Renasant Corp.	3,340	132,565
Republic Bancorp, Inc., Class A	772	26,549
Republic First Bancorp, Inc.*	3,887	32,262
S&T Bancorp, Inc.	2,620	90,652
Sandy Spring Bancorp, Inc.	1,806	74,028
Seacoast Banking Corp. of Florida*	2,390	57,312
Shore Bancshares, Inc.	1,011	16,894
Sierra Bancorp	930	25,510
Simmons First National Corp., Class A	2,295	126,569
South State Corp.	2,044	182,631
Southern First Bancshares, Inc.(x)*	455	14,856
Southern National Bancorp of Virginia, Inc.	880	14,898
Southside Bancshares, Inc.	1,975	66,301
Southwest Bancorp, Inc.	1,451	37,944
State Bank Financial Corp.	2,686	70,158
Sterling Bancorp	10,023	237,545
Stock Yards Bancorp, Inc.	1,636	66,503
Stonegate Bank	992	46,713
Summit Financial Group, Inc.(x)	665	14,324
Sun Bancorp, Inc.	874	21,326
Texas Capital Bancshares, Inc.*	3,624	302,423
Tompkins Financial Corp.	1,127	90,780
Towne Bank	4,391	142,268
TriCo Bancshares	1,621	57,594
TriState Capital Holdings, Inc.*	1,772	41,376
Triumph Bancorp, Inc.*	1,245	32,121
Trustmark Corp.	5,293	168,264
UMB Financial Corp.	3,517	264,865
Umpqua Holdings Corp.	17,425	309,120
Union Bankshares Corp.	3,355	118,029
United Bankshares, Inc.(x)	5,497	232,248
United Community Banks, Inc.	5,526	153,015
Univest Corp. of Pennsylvania	1,976	51,178
Valley National Bancorp	19,541	230,584
Veritex Holdings, Inc.*	585	16,450
Washington Trust Bancorp, Inc.	1,189	58,618
WashingtonFirst Bankshares, Inc.	672	18,816
Webster Financial Corp.	7,225	361,539
WesBanco, Inc.(x)	3,109	118,484
West Bancorporation, Inc.	1,259	28,894
Westamerica Bancorporation(x)	1,924	107,417
Wintrust Financial Corp.	4,039	279,176
Xenith Bankshares, Inc.*	489	12,406

		18,650,888

Capital Markets (0.8%)
Actua Corp.*	2,886	40,548
Arlington Asset Investment Corp., Class A(x)	1,806	25,519
Associated Capital Group, Inc., Class A	365	13,195
B. Riley Financial, Inc.	726	10,890
Cowen Group, Inc., Class A(x)*	1,957	29,257
FBR & Co.	332	5,993
GAIN Capital Holdings, Inc.	2,491	20,750
GAMCO Investors, Inc., Class A	288	8,522
Greenhill & Co., Inc.	579	16,965
INTL. FCStone, Inc.*	1,209	45,894
Investment Technology Group, Inc.	2,134	43,213
Janus Capital Group, Inc.	11,278	148,870
KCG Holdings, Inc., Class A*	3,058	54,524
Ladenburg Thalmann Financial Services, Inc.*	7,223	17,913
Manning & Napier, Inc.	1,207	6,880
Medley Management, Inc., Class A	259	2,150
Morningstar, Inc.	3,000	235,800
OM Asset Management plc	1,029	15,558
Oppenheimer Holdings, Inc., Class A	813	13,902
Piper Jaffray Cos.	1,131	72,214
PJT Partners, Inc., Class A	1,425	50,003
Pzena Investment Management, Inc., Class A	286	2,814
Safeguard Scientifics, Inc.*	1,619	20,561
Stifel Financial Corp.*	5,063	254,112
Virtu Financial, Inc., Class A	136	2,312
Virtus Investment Partners, Inc.(x)	392	41,513
Waddell & Reed Financial, Inc., Class A	5,699	96,883
Walter Investment Management Corp.(x)*	1,412	1,525
Wins Finance Holdings, Inc.(x)*	101	14,644

		1,312,924

Consumer Finance (2.1%)
Encore Capital Group, Inc.(x)*	1,837	56,580
Enova International, Inc.*	2,161	32,091
EZCORP, Inc., Class A*	4,063	33,113
FirstCash, Inc.	1,609	79,082
Green Dot Corp., Class A*	2,752	91,807
LendingClub Corp.*	14,150	77,684
Nelnet, Inc., Class A	1,557	68,290
PRA Group, Inc.*	3,594	119,141
Regional Management Corp.*	136,787	2,657,771
World Acceptance Corp.(x)*	492	25,476

		3,241,035

Diversified Financial Services (0.1%)
FNFV Group*	5,074	67,231
Marlin Business Services Corp.	633	16,300
NewStar Financial, Inc.	1,754	18,557
On Deck Capital, Inc.(x)*	3,895	19,631
PICO Holdings, Inc.*	1,624	22,736
Tiptree, Inc.	1,808	13,198

		157,653

Insurance (1.9%)
Ambac Financial Group, Inc.*	3,460	65,256
American Equity Investment Life Holding Co.	6,670	157,612
AMERISAFE, Inc.	393	25,506
Argo Group International Holdings Ltd.	2,263	153,431
Atlas Financial Holdings, Inc.*	476	6,497
Baldwin & Lyons, Inc., Class B	761	18,606
Blue Capital Reinsurance Holdings Ltd.	486	9,380
Citizens, Inc.(x)*	3,723	27,662
CNO Financial Group, Inc.	14,152	290,116
Donegal Group, Inc., Class A	698	12,299
EMC Insurance Group, Inc.	692	19,418
Employers Holdings, Inc.	2,536	96,241
Enstar Group Ltd.*	895	171,214

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
FBL Financial Group, Inc., Class A	775	$50,724
Federated National Holding Co.	1,045	18,214
Fidelity & Guaranty Life(x)	1,009	28,050
Genworth Financial, Inc., Class A*	38,207	157,413
Global Indemnity Ltd.*	609	23,440
Greenlight Capital Re Ltd., Class A*	2,343	51,780
Hallmark Financial Services, Inc.*	1,207	13,337
HCI Group, Inc.(x)	684	31,177
Heritage Insurance Holdings, Inc.	2,193	28,005
Horace Mann Educators Corp.	3,185	130,744
Independence Holding Co.(x)	625	11,625
Infinity Property & Casualty Corp.	836	79,838
Investors Title Co.	107	16,922
James River Group Holdings Ltd.	1,121	48,046
Kemper Corp.	3,099	123,650
Kinsale Capital Group, Inc.	480	15,379
Maiden Holdings Ltd.	4,524	63,336
MBIA, Inc.*	10,241	86,741
National General Holdings Corp.	1,638	38,919
National Western Life Group, Inc., Class A	168	51,099
Navigators Group, Inc. (The)	1,767	95,948
OneBeacon Insurance Group Ltd., Class A	1,316	21,056
RLI Corp.	548	32,891
Safety Insurance Group, Inc.	1,119	78,442
Selective Insurance Group, Inc.	4,499	212,128
State Auto Financial Corp.	1,130	31,019
State National Cos., Inc.	2,124	30,586
Stewart Information Services Corp.	1,819	80,363
Third Point Reinsurance Ltd.*	4,913	59,447
United Fire Group, Inc.	1,664	71,169
United Insurance Holdings Corp.	370	5,902
Universal Insurance Holdings, Inc.(x)	737	18,057

		2,858,685

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AG Mortgage Investment Trust, Inc. (REIT)	2,240	40,432
Altisource Residential Corp. (REIT)(x)	4,219	64,340
Anworth Mortgage Asset Corp. (REIT)	7,581	42,075
Apollo Commercial Real Estate Finance, Inc. (REIT)	6,501	122,284
Ares Commercial Real Estate Corp. (REIT)	2,175	29,101
ARMOUR Residential REIT, Inc. (REIT)(x)	2,940	66,776
Capstead Mortgage Corp. (REIT)	7,710	81,263
CYS Investments, Inc. (REIT)	11,846	94,176
Dynex Capital, Inc. (REIT)	3,552	25,184
Great Ajax Corp. (REIT)	1,196	15,608
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,628	73,286
Invesco Mortgage Capital, Inc. (REIT)	9,026	139,181
Ladder Capital Corp. (REIT)	3,218	46,468
MTGE Investment Corp. (REIT)	3,590	60,132
New Residential Investment Corp. (REIT)	23,565	400,134
New York Mortgage Trust, Inc. (REIT)(x)	8,864	54,691
Orchid Island Capital, Inc. (REIT)(x)	1,896	18,941
Owens Realty Mortgage, Inc. (REIT)	789	14,044
PennyMac Mortgage Investment Trust (REIT)‡	5,459	96,897
Redwood Trust, Inc. (REIT)	6,126	101,753
Resource Capital Corp. (REIT)	2,450	23,936
Western Asset Mortgage Capital Corp. (REIT)	3,325	32,485

		1,643,187

Thrifts & Mortgage Finance (2.0%)
Astoria Financial Corp.	7,265	149,005
Bank Mutual Corp.	3,281	30,841
BankFinancial Corp.	1,196	17,366
Bear State Financial, Inc.	1,479	13,903
Beneficial Bancorp, Inc.	5,428	86,848
BofI Holding, Inc.(x)*	314	8,205
Capitol Federal Financial, Inc.	9,918	145,100
Charter Financial Corp.	1,097	21,578
Clifton Bancorp, Inc.	1,753	28,381
Dime Community Bancshares, Inc.	2,533	51,420
ESSA Bancorp, Inc.	655	9,550
EverBank Financial Corp.	8,174	159,230
Federal Agricultural Mortgage Corp., Class C	693	39,896
First Defiance Financial Corp.	705	34,905
Flagstar Bancorp, Inc.*	1,698	47,867
Greene County Bancorp, Inc.(x)	181	4,226
Hingham Institution for Savings	58	10,257
Home Bancorp, Inc.	394	13,297
HomeStreet, Inc.*	2,017	56,375
Impac Mortgage Holdings, Inc.(x)*	859	10,703
Kearny Financial Corp.	6,746	101,527
Meridian Bancorp, Inc.	3,273	59,896
Meta Financial Group, Inc.	661	58,498
MGIC Investment Corp.*	26,953	273,034
Nationstar Mortgage Holdings, Inc.*	1,355	21,355
NMI Holdings, Inc., Class A*	3,823	43,582
Northfield Bancorp, Inc.	3,046	54,889
Northwest Bancshares, Inc.	7,452	125,492
OceanFirst Financial Corp.	1,916	53,983
Ocwen Financial Corp.(x)*	7,779	42,551
Oritani Financial Corp.	3,086	52,462
PennyMac Financial Services, Inc., Class A*‡	468	7,979
PHH Corp.*	4,160	52,957
Provident Bancorp, Inc.*	320	6,704
Provident Financial Holdings, Inc.	522	9,735
Provident Financial Services, Inc.	4,808	124,287
Radian Group, Inc.	16,965	304,691
SI Financial Group, Inc.	884	12,420
Southern Missouri Bancorp, Inc.(x)	459	16,304
Territorial Bancorp, Inc.	606	18,889
TrustCo Bank Corp.	7,325	57,501
United Community Financial Corp.	3,732	31,125
United Financial Bancorp, Inc.	3,857	65,608
Walker & Dunlop, Inc.*	2,158	89,967
Washington Federal, Inc.	7,167	237,228
Waterstone Financial, Inc.	2,024	36,938
Western New England Bancorp, Inc.	1,677	17,609
WSFS Financial Corp.	2,264	104,031

		3,020,195

Total Financials		30,884,567

Health Care (3.8%)
Biotechnology (0.9%)
Acorda Therapeutics, Inc.*	2,897	60,837
Adamas Pharmaceuticals, Inc.*	693	12,127
Adverum Biotechnologies, Inc.(x)*	1,932	5,216
Agenus, Inc.*	1,006	3,793
Akebia Therapeutics, Inc.*	2,000	18,400
AMAG Pharmaceuticals, Inc.*	1,959	44,175

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
AnaptysBio, Inc.*	63	$1,748
Ardelyx, Inc.*	2,093	26,476
Array BioPharma, Inc.*	11,876	106,171
Arrowhead Pharmaceuticals, Inc.(x)*	345	638
Atara Biotherapeutics, Inc.(x)*	1,732	35,593
Audentes Therapeutics, Inc.(x)*	67	1,142
Bellicum Pharmaceuticals, Inc.*	577	7,120
BioCryst Pharmaceuticals, Inc.*	996	8,366
Bluebird Bio, Inc.(x)*	1,991	180,982
Cara Therapeutics, Inc.(x)*	1,496	27,511
Celldex Therapeutics, Inc.(x)*	7,706	27,819
Cellular Biomedicine Group, Inc.(x)*	298	3,516
Chimerix, Inc.*	3,026	19,306
Cidara Therapeutics, Inc.(x)*	924	7,207
Concert Pharmaceuticals, Inc.*	793	13,529
Corvus Pharmaceuticals, Inc.*	223	4,632
Dimension Therapeutics, Inc.*	604	1,057
Edge Therapeutics, Inc.*	807	7,352
Enanta Pharmaceuticals, Inc.*	1,260	38,808
Epizyme, Inc.*	951	16,310
Esperion Therapeutics, Inc.*	1,099	38,806
Exelixis, Inc.*	6,811	147,594
Five Prime Therapeutics, Inc.*	1,593	57,587
Idera Pharmaceuticals, Inc.*	465	1,149
Ignyta, Inc.*	837	7,198
Immunomedics, Inc.(x)*	561	3,630
Inotek Pharmaceuticals Corp.(x)*	234	468
Jounce Therapeutics, Inc.*	70	1,539
Karyopharm Therapeutics, Inc.(x)*	1,679	21,558
Merrimack Pharmaceuticals, Inc.(x)*	3,723	11,467
Momenta Pharmaceuticals, Inc.*	3,774	50,383
Myovant Sciences Ltd.*	154	1,808
NantKwest, Inc.(x)*	1,200	4,260
NewLink Genetics Corp.*	434	10,459
Otonomy, Inc.*	1,927	23,606
OvaScience, Inc.(x)*	2,255	4,217
PDL BioPharma, Inc.	13,495	30,634
Pfenex, Inc.*	79	459
Portola Pharmaceuticals, Inc.*	342	13,403
Protagonist Therapeutics, Inc.*	102	1,307
PTC Therapeutics, Inc.*	2,689	26,460
Ra Pharmaceuticals, Inc.*	143	3,044
REGENXBIO, Inc.(x)*	1,624	31,343
Retrophin, Inc.*	2,913	53,774
Rigel Pharmaceuticals, Inc.*	1,410	4,667
Selecta Biosciences, Inc.*	66	945
Spectrum Pharmaceuticals, Inc.*	4,345	28,243
Stemline Therapeutics, Inc.(x)*	1,300	11,115
Syndax Pharmaceuticals, Inc.*	187	2,566
Syros Pharmaceuticals, Inc.*	130	2,071
Versartis, Inc.*	2,268	48,422
Voyager Therapeutics, Inc.*	520	6,885
Zafgen, Inc.*	1,896	8,835

		1,339,733

Health Care Equipment & Supplies (2.2%)
Abaxis, Inc.	45,000	2,182,500
Analogic Corp.	904	68,614
AngioDynamics, Inc.*	2,167	37,597
Anika Therapeutics, Inc.*	204	8,862
AtriCure, Inc.*	527	10,092
Cerus Corp.(x)*	1,051	4,677
CONMED Corp.	2,129	94,549
CryoLife, Inc.*	908	15,118
Exactech, Inc.*	826	20,815
Haemonetics Corp.*	4,016	162,929
Halyard Health, Inc.*	3,663	139,524
ICU Medical, Inc.*	363	55,430
Integer Holdings Corp.*	2,381	95,716
Invacare Corp.	2,560	30,464
iRhythm Technologies, Inc.(x)*	75	2,820
K2M Group Holdings, Inc.*	1,416	29,042
Meridian Bioscience, Inc.	460	6,348
Merit Medical Systems, Inc.*	2,109	60,950
Quidel Corp.*	139	3,147
Rockwell Medical, Inc.*	350	2,191
RTI Surgical, Inc.*	4,724	18,896
Tactile Systems Technology, Inc.*	25	474
TransEnterix, Inc.(x)*	5,107	6,180
Wright Medical Group NV*	8,092	251,823

		3,308,758

Health Care Providers & Services (0.6%)
Aceto Corp.	245	3,874
Addus HomeCare Corp.*	521	16,672
Almost Family, Inc.*	661	32,125
American Renal Associates Holdings, Inc.*	89	1,502
BioScrip, Inc.(x)*	7,960	13,532
Community Health Systems, Inc.*	8,801	78,065
Genesis Healthcare, Inc.*	1,560	4,118
Kindred Healthcare, Inc.	6,727	56,171
LHC Group, Inc.*	1,119	60,314
Magellan Health, Inc.*	545	37,632
Molina Healthcare, Inc.*	1,164	53,078
National HealthCare Corp.	887	63,243
National Research Corp., Class A	117	2,305
Nobilis Health Corp.*	4,295	7,302
Owens & Minor, Inc.	4,276	147,950
PharMerica Corp.*	2,361	55,247
Select Medical Holdings Corp.*	7,737	103,289
Surgery Partners, Inc.(x)*	646	12,597
Tivity Health, Inc.*	2,540	73,914
Triple-S Management Corp., Class B*	1,874	32,926
Universal American Corp.*	3,261	32,512

		888,368

Health Care Technology (0.0%)
Cotiviti Holdings, Inc.*	274	11,406
Evolent Health, Inc., Class A(x)*	1,296	28,901
NantHealth, Inc.(x)*	173	858
Vocera Communications, Inc.*	630	15,643

		56,808

Life Sciences Tools & Services (0.0%)
Accelerate Diagnostics, Inc.(x)*	110	2,662
Albany Molecular Research, Inc.(x)*	1,111	15,587
Enzo Biochem, Inc.*	278	2,327
Luminex Corp.	1,595	29,300
Medpace Holdings, Inc.*	189	5,642

		55,518

Pharmaceuticals (0.1%)
Aratana Therapeutics, Inc.(x)*	223	1,182
Clearside Biomedical, Inc.*	109	865
Egalet Corp.(x)*	1,330	6,783
Endocyte, Inc.*	2,837	7,291
Flex Pharma, Inc.*	137	603
Innoviva, Inc.(x)*	753	10,414
Lannett Co., Inc.(x)*	2,225	49,729
Medicines Co. (The)(x)*	466	22,787
Novan, Inc.*	60	383
Omeros Corp.(x)*	1,167	17,645
Phibro Animal Health Corp., Class A	105	2,950
Tetraphase Pharmaceuticals, Inc.*	2,651	24,363
TherapeuticsMD, Inc.(x)*	759	5,465
WaVe Life Sciences Ltd.(x)*	108	2,970

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Zogenix, Inc.(x)*	2,020	$21,917

		175,347

Total Health Care		5,824,532

Industrials (30.9%)
Aerospace & Defense (1.1%)
AAR Corp.	2,586	86,967
Aerojet Rocketdyne Holdings, Inc.*	2,335	50,670
Aerovironment, Inc.*	1,368	38,345
Cubic Corp.	1,984	104,755
Curtiss-Wright Corp.	972	88,705
DigitalGlobe, Inc.*	4,923	161,228
Ducommun, Inc.*	843	24,270
Engility Holdings, Inc.*	1,440	41,674
Esterline Technologies Corp.*	2,332	200,669
KeyW Holding Corp. (The)*	3,326	31,397
KLX, Inc.*	4,136	184,879
Kratos Defense & Security Solutions, Inc.*	5,094	39,631
Mercury Systems, Inc.*	3,329	129,998
Moog, Inc., Class A*	2,246	151,268
National Presto Industries, Inc.	345	35,259
Sparton Corp.*	694	14,567
Teledyne Technologies, Inc.*	1,945	245,965
Triumph Group, Inc.	3,908	100,631
Vectrus, Inc.*	718	16,047

		1,746,925

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	3,303	53,013
Atlas Air Worldwide Holdings, Inc.*	1,912	106,020
Echo Global Logistics, Inc.*	330	7,046
Hub Group, Inc., Class A*	192	8,909
Park-Ohio Holdings Corp.	688	24,734
Radiant Logistics, Inc.*	1,156	5,780
XPO Logistics, Inc.*	7,705	368,992

		574,494

Airlines (0.1%)
SkyWest, Inc.	3,922	134,328

Building Products (1.8%)
Armstrong Flooring, Inc.*	1,763	32,474
CSW Industrials, Inc.*	1,157	42,462
Gibraltar Industries, Inc.*	888	36,586
Griffon Corp.	391	9,638
Insteel Industries, Inc.	71,000	2,565,940
JELD-WEN Holding, Inc.*	247	8,114
Quanex Building Products Corp.	2,500	50,625
Universal Forest Products, Inc.	208	20,496

		2,766,335

Commercial Services & Supplies (4.3%)
ABM Industries, Inc.	4,369	190,488
ACCO Brands Corp.*	8,306	109,224
Advanced Disposal Services, Inc.*	539	12,181
ARC Document Solutions, Inc.*	3,499	12,072
Brady Corp., Class A	873	33,741
Casella Waste Systems, Inc., Class A*	3,102	43,769
CECO Environmental Corp.	2,348	24,677
CompX International, Inc.	131	2,011
Ennis, Inc.	2,039	34,663
Essendant, Inc.	2,848	43,147
Heritage-Crystal Clean, Inc.*	511	7,001
InnerWorkings, Inc.*	287	2,859
Interface, Inc.	601	11,449
Kimball International, Inc., Class B	459	7,573
McGrath RentCorp	1,877	63,011
Mobile Mini, Inc.	85,928	2,620,804
MSA Safety, Inc.	785	55,492
NL Industries, Inc.*	606	3,909
Quad/Graphics, Inc.	1,090	27,512
SP Plus Corp.*	95	3,206
Team, Inc.*	107,168	2,898,894
Tetra Tech, Inc.	3,823	156,170
TRC Cos., Inc.*	1,521	26,541
UniFirst Corp.	1,061	150,078
Viad Corp.	723	32,680
VSE Corp.	641	26,153
West Corp.	3,018	73,700

		6,673,005

Construction & Engineering (1.8%)
Aegion Corp.*	2,629	60,230
Ameresco, Inc., Class A*	1,708	11,188
EMCOR Group, Inc.	3,954	248,904
Granite Construction, Inc.	761	38,195
Great Lakes Dredge & Dock Corp.*	4,354	17,416
HC2 Holdings, Inc.*	2,625	16,275
IES Holdings, Inc.*	54	978
Layne Christensen Co.(x)*	1,473	13,021
MYR Group, Inc.*	1,194	48,954
NV5 Global, Inc.*	150	5,640
Orion Group Holdings, Inc.*	296,968	2,218,351
Tutor Perini Corp.*	2,463	78,323

		2,757,475

Electrical Equipment (0.3%)
American Superconductor Corp.(x)*	944	6,476
Atkore International Group, Inc.*	397	10,433
Babcock & Wilcox Enterprises, Inc.*	3,687	34,437
Encore Wire Corp.	1,552	71,392
EnerSys	2,417	190,798
FuelCell Energy, Inc.(x)*	2,337	3,213
General Cable Corp.	302	5,421
LSI Industries, Inc.	1,657	16,719
Plug Power, Inc.(x)*	5,278	7,284
Powell Industries, Inc.	694	23,901
Power Solutions International, Inc.(x)*	99	999
Preformed Line Products Co.	195	10,169
Sunrun, Inc.(x)*	5,112	27,605
Thermon Group Holdings, Inc.*	2,576	53,684
TPI Composites, Inc.*	450	8,555
Vicor Corp.*	113	1,819

		472,905

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	1,087	31,577

Machinery (3.6%)
Actuant Corp., Class A	2,463	64,900
Alamo Group, Inc.	585	44,571
Albany International Corp., Class A	1,883	86,712
Altra Industrial Motion Corp.	337	13,126
American Railcar Industries, Inc.(x)	615	25,276
Astec Industries, Inc.	816	50,180
Barnes Group, Inc.	3,955	203,050
Blue Bird Corp.(x)*	398	6,826
Briggs & Stratton Corp.	3,256	73,097
Chart Industries, Inc.*	2,379	83,122
CIRCOR International, Inc.	1,277	75,905
Columbus McKinnon Corp.	1,453	36,063
DMC Global, Inc.	1,095	13,578
Douglas Dynamics, Inc.	246	7,540
ESCO Technologies, Inc.	1,977	114,864
ExOne Co. (The)(x)*	766	7,806
Federal Signal Corp.	4,576	63,195
Franklin Electric Co., Inc.	220	9,471

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
FreightCar America, Inc.	961	$12,041
Gencor Industries, Inc.*	588	8,791
Global Brass & Copper Holdings, Inc.	152	5,229
Gorman-Rupp Co. (The)	189	5,935
Graham Corp.	776	17,848
Greenbrier Cos., Inc. (The)(x)	2,136	92,062
Hardinge, Inc.	947	10,644
Harsco Corp.*	6,395	81,536
Hurco Cos., Inc.	511	15,892
Hyster-Yale Materials Handling, Inc.	521	29,379
Joy Global, Inc.	7,774	219,615
Kadant, Inc.	707	41,960
Kennametal, Inc.	6,230	244,403
Lindsay Corp.(x)	112	9,869
Manitowoc Co., Inc. (The)*	10,259	58,476
Meritor, Inc.*	6,485	111,088
Milacron Holdings Corp.*	178	3,313
Miller Industries, Inc.	803	21,159
Mueller Industries, Inc.	1,292	44,225
Navistar International Corp.*	120,696	2,971,536
NN, Inc.	2,114	53,273
REV Group, Inc.*	719	19,823
Rexnord Corp.*	1,556	35,912
SPX Corp.*	3,242	78,619
SPX FLOW, Inc.*	2,764	95,938
Standex International Corp.	234	23,435
Sun Hydraulics Corp.	190	6,861
Supreme Industries, Inc., Class A	426	8,631
Tennant Co.	81	5,885
Titan International, Inc.	3,577	36,986
TriMas Corp.*	3,475	72,106
Wabash National Corp.	3,416	70,677
Watts Water Technologies, Inc., Class A	153	9,540

		5,501,969

Marine (2.3%)
Costamare, Inc.	2,102	13,999
Kirby Corp.*	48,000	3,386,400
Matson, Inc.	1,910	60,662
Scorpio Bulkers, Inc.*	4,263	39,220

		3,500,281

Professional Services (0.5%)
Acacia Research Corp.*	3,321	19,096
CBIZ, Inc.*	3,843	52,072
Cogint, Inc.(x)*	1,299	6,040
CRA International, Inc.	691	24,413
Franklin Covey Co.*	184	3,717
FTI Consulting, Inc.*	2,998	123,428
Heidrick & Struggles International, Inc.	1,472	38,787
Hill International, Inc.*	1,738	7,213
Huron Consulting Group, Inc.*	1,537	64,708
ICF International, Inc.*	1,417	58,522
Kelly Services, Inc., Class A	2,223	48,595
Korn/Ferry International	1,894	59,642
Navigant Consulting, Inc.*	3,841	87,805
Resources Connection, Inc.	2,295	38,441
RPX Corp.*	4,090	49,080
TrueBlue, Inc.*	3,057	83,609

		765,168

Road & Rail (4.4%)
ArcBest Corp.	1,886	49,036
Celadon Group, Inc.(x)	2,205	14,443
Covenant Transportation Group, Inc., Class A*	943	17,728
Genesee & Wyoming, Inc., Class A*	43,000	2,917,980
Knight Transportation, Inc.	352	11,035
Marten Transport Ltd.	1,821	42,702
PAM Transportation Services, Inc.*	196	3,193
Roadrunner Transportation Systems, Inc.*	2,534	17,409
Saia, Inc.*	81,975	3,631,493
Universal Logistics Holdings, Inc.	212	3,042
USA Truck, Inc.*	728	5,351
Werner Enterprises, Inc.	3,446	90,285
YRC Worldwide, Inc.*	2,083	22,934

		6,826,631

Trading Companies & Distributors (10.3%)
Aircastle Ltd.	3,731	90,029
Applied Industrial Technologies, Inc.	1,610	99,578
BMC Stock Holdings, Inc.*	131,657	2,975,448
CAI International, Inc.*	1,297	20,415
DXP Enterprises, Inc.*	97,197	3,680,850
Foundation Building Materials, Inc.*	109	1,741
GATX Corp.(x)	3,227	196,718
Kaman Corp.	1,873	90,147
Lawson Products, Inc.*	142	3,188
MRC Global, Inc.*	7,329	134,341
Neff Corp., Class A*	453	8,811
NOW, Inc.*	8,317	141,056
Rush Enterprises, Inc., Class A*	113,318	3,748,559
Rush Enterprises, Inc., Class B*	493	15,372
Textainer Group Holdings Ltd.	1,840	28,152
Titan Machinery, Inc.*	1,426	21,875
Triton International Ltd.	175,554	4,527,538
Veritiv Corp.*	630	32,634
Willis Lease Finance Corp.*	309	6,906

		15,823,358

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,468	39,535

Total Industrials		47,613,986

Information Technology (6.3%)
Communications Equipment (0.8%)
ADTRAN, Inc.	1,386	28,759
Applied Optoelectronics, Inc.*	1,411	79,228
Bel Fuse, Inc., Class B	737	18,830
Black Box Corp.	1,174	10,507
Calix, Inc.*	3,317	24,048
Comtech Telecommunications Corp.	1,805	26,606
Digi International, Inc.*	2,068	24,609
EMCORE Corp.	2,139	19,251
Finisar Corp.*	8,482	231,898
Harmonic, Inc.*	6,166	36,688
Infinera Corp.*	3,412	34,905
Ixia*	5,024	98,722
KVH Industries, Inc.*	1,235	10,374
NETGEAR, Inc.*	873	43,257
NetScout Systems, Inc.*	7,046	267,396
Oclaro, Inc.*	1,369	13,443
Quantenna Communications, Inc.*	301	6,270
ShoreTel, Inc.*	4,132	25,412
Silicom Ltd.	335	16,639
Sonus Networks, Inc.*	3,318	21,866
ViaSat, Inc.*	493	31,463
Viavi Solutions, Inc.*	18,443	197,709

		1,267,880

Electronic Equipment, Instruments & Components (1.7%)
Agilysys, Inc.*	1,108	10,471
Anixter International, Inc.*	2,278	180,645
AVX Corp.	3,522	57,690
Benchmark Electronics, Inc.*	3,930	124,974

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Control4 Corp.*	1,616	$25,517
CTS Corp.	2,502	53,293
Daktronics, Inc.	3,028	28,615
Electro Scientific Industries, Inc.*	2,187	15,243
ePlus, Inc.*	141	19,042
FARO Technologies, Inc.*	998	35,678
II-VI, Inc.*	3,334	120,191
Insight Enterprises, Inc.*	2,839	116,654
InvenSense, Inc.*	6,404	80,882
Kimball Electronics, Inc.*	2,234	37,866
Knowles Corp.(x)*	6,919	131,115
Maxwell Technologies, Inc.*	2,569	14,926
Methode Electronics, Inc.	238	10,853
MTS Systems Corp.	122	6,716
Novanta, Inc.*	1,868	49,595
OSI Systems, Inc.*	1,369	99,923
Park Electrochemical Corp.	1,534	27,397
PC Connection, Inc.	893	26,602
Plexus Corp.*	2,582	149,240
Radisys Corp.*	165	660
Rogers Corp.*	924	79,344
Sanmina Corp.*	5,785	234,871
ScanSource, Inc.*	1,903	74,693
SYNNEX Corp.	2,304	257,910
Systemax, Inc.	875	9,704
Tech Data Corp.*	2,744	257,662
TTM Technologies, Inc.*	5,653	91,183
Vishay Intertechnology, Inc.(x)	10,628	174,831
Vishay Precision Group, Inc.*	960	15,168

		2,619,154

Internet Software & Services (1.3%)
Apptio, Inc., Class A*	97	1,138
Autobytel, Inc.*	551	6,904
Bankrate, Inc.*	3,834	36,998
Bazaarvoice, Inc.*	6,596	28,363
Blucora, Inc.*	2,508	43,388
ChannelAdvisor Corp.*	130	1,450
Coupa Software, Inc.(x)*	123	3,124
Global Sources Ltd.*	642	5,297
Limelight Networks, Inc.*	5,814	15,000
Liquidity Services, Inc.*	1,982	15,856
Marchex, Inc., Class B*	2,799	7,613
MeetMe, Inc.*	415	2,444
NIC, Inc.	90,000	1,818,000
Numerex Corp., Class A*	890	4,245
QuinStreet, Inc.*	2,966	11,567
RealNetworks, Inc.*	1,897	9,182
Reis, Inc.	237	4,242
RetailMeNot, Inc.*	3,111	25,199
Rightside Group Ltd.*	905	8,978
TechTarget, Inc.*	862	7,784
Trade Desk, Inc. (The), Class A(x)*	495	18,439

		2,075,211

IT Services (0.5%)
Acxiom Corp.*	3,213	91,474
CACI International, Inc., Class A*	1,910	224,043
Cass Information Systems, Inc.	367	24,259
Convergys Corp.	3,584	75,802
EVERTEC, Inc.	934	14,851
ManTech International Corp., Class A	1,902	65,866
MoneyGram International, Inc.*	2,386	40,109
NCI, Inc., Class A*	524	7,886
NeuStar, Inc., Class A*	359	11,901
Perficient, Inc.*	918	15,937
PFSweb, Inc.*	116	757
ServiceSource International, Inc.*	1,772	6,875
Sykes Enterprises, Inc.*	3,052	89,729
Travelport Worldwide Ltd.	2,485	29,248
Unisys Corp.(x)*	1,359	18,958

		717,695

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Energy Industries, Inc.*	176	12,067
Advanced Micro Devices, Inc.*	30,845	448,795
Alpha & Omega Semiconductor Ltd.*	1,426	24,513
Ambarella, Inc.(x)*	1,503	82,229
Amkor Technology, Inc.*	7,376	85,488
Axcelis Technologies, Inc.*	2,323	43,672
Brooks Automation, Inc.	5,315	119,056
Cabot Microelectronics Corp.	1,604	122,882
Cavium, Inc.*	664	47,582
Cohu, Inc.	2,092	38,618
Diodes, Inc.*	2,927	70,394
DSP Group, Inc.*	1,708	20,496
Entegris, Inc.*	4,129	96,619
Exar Corp.*	2,677	34,828
FormFactor, Inc.*	2,333	27,646
GigPeak, Inc.*	4,265	13,136
Ichor Holdings Ltd.*	396	7,853
Impinj, Inc.(x)*	174	5,267
IXYS Corp.	1,991	28,969
Kopin Corp.(x)*	4,879	20,004
MKS Instruments, Inc.	3,981	273,694
Nanometrics, Inc.*	349	10,631
NeoPhotonics Corp.(x)*	2,067	18,624
NVE Corp.	186	15,399
PDF Solutions, Inc.*	118	2,669
Photronics, Inc.*	5,215	55,800
Rambus, Inc.*	6,314	82,966
Rudolph Technologies, Inc.*	2,399	53,738
Sigma Designs, Inc.*	2,861	17,881
Ultra Clean Holdings, Inc.*	2,535	42,765
Ultratech, Inc.*	1,588	47,037
Veeco Instruments, Inc.*	3,098	92,475
Xcerra Corp.*	4,248	37,765
XPERI Corp.	1,310	44,474

		2,146,032

Software (0.4%)
Blackline, Inc.(x)*	188	5,595
Bottomline Technologies de, Inc.*	435	10,288
Digimarc Corp.(x)*	37	999
EnerNOC, Inc.(x)*	312	1,872
Everbridge, Inc.(x)*	175	3,593
Glu Mobile, Inc.(x)*	8,306	18,855
MicroStrategy, Inc., Class A*	359	67,420
Park City Group, Inc.(x)*	68	840
Progress Software Corp.	3,363	97,695
QAD, Inc., Class A	775	21,584
Rosetta Stone, Inc.*	345	3,364
Rubicon Project, Inc. (The)*	1,808	10,649
SecureWorks Corp., Class A*	345	3,277
Silver Spring Networks, Inc.*	172	1,942
Telenav, Inc.*	2,598	22,473
TiVo Corp.	6,298	118,087
VASCO Data Security International, Inc.*	249	3,361
Verint Systems, Inc.*	4,904	212,711

		604,605

Technology Hardware, Storage & Peripherals (0.2%)
Avid Technology, Inc.*	865	4,031
CPI Card Group, Inc.	1,100	4,620
Diebold Nixdorf, Inc.	3,561	109,323
Eastman Kodak Co.(x)*	259	2,978

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Immersion Corp.*	1,590	$13,769
Stratasys Ltd.*	2,077	42,558
Super Micro Computer, Inc.*	2,315	58,685
USA Technologies, Inc.(x)*	371	1,577

		237,541

Total Information Technology		9,668,118

Materials (2.4%)
Chemicals (1.0%)
A Schulman, Inc.	2,274	71,517
AgroFresh Solutions, Inc.(x)*	1,825	7,975
American Vanguard Corp.	2,267	37,632
Calgon Carbon Corp.	3,807	55,582
Chemours Co. (The)	2,400	92,400
Chemtura Corp.*	2,451	81,863
FutureFuel Corp.	1,987	28,176
GCP Applied Technologies, Inc.*	890	29,058
Hawkins, Inc.	612	29,988
Ingevity Corp.*	676	41,135
Innophos Holdings, Inc.	165	8,905
Innospec, Inc.	1,839	119,075
KMG Chemicals, Inc.	401	18,474
Koppers Holdings, Inc.*	323	13,679
Kraton Corp.*	2,377	73,497
Kronos Worldwide, Inc.	1,760	28,917
LSB Industries, Inc.(x)*	1,684	15,796
Minerals Technologies, Inc.	1,257	96,286
Olin Corp.	13,026	428,165
OMNOVA Solutions, Inc.*	1,261	12,484
Quaker Chemical Corp.	257	33,837
Rayonier Advanced Materials, Inc.	1,377	18,521
Stepan Co.	1,377	108,521
TerraVia Holdings, Inc.(x)*	6,339	4,593
Trecora Resources*	271	3,008
Tredegar Corp.	2,030	35,627
Tronox Ltd., Class A	5,042	93,025
Valhi, Inc.	1,880	6,166

		1,593,902

Construction Materials (0.0%)
Forterra, Inc.*	123	2,399
United States Lime & Minerals, Inc.	153	12,084

		14,483

Containers & Packaging (0.1%)
Greif, Inc., Class A	2,029	111,778
Greif, Inc., Class B	460	30,038
UFP Technologies, Inc.(x)*	507	13,131

		154,947

Metals & Mining (1.1%)
AK Steel Holding Corp.*	24,508	176,213
Allegheny Technologies, Inc.(x)	8,473	152,175
Ampco-Pittsburgh Corp.	683	9,596
Carpenter Technology Corp.	3,594	134,056
Century Aluminum Co.*	3,759	47,702
Cliffs Natural Resources, Inc.*	22,103	181,466
Coeur Mining, Inc.*	3,654	29,524
Commercial Metals Co.	9,010	172,361
Ferroglobe plc	4,940	51,030
Gold Resource Corp.	785	3,548
Handy & Harman Ltd.*	241	6,555
Haynes International, Inc.	992	37,815
Hecla Mining Co.	29,804	157,663
Kaiser Aluminum Corp.	895	71,511
Materion Corp.	1,596	53,546
Olympic Steel, Inc.	724	13,437
Ramaco Resources, Inc.*	263	2,543
Ryerson Holding Corp.*	1,016	12,802
Schnitzer Steel Industries, Inc., Class A	2,088	43,117
Stillwater Mining Co.*	9,623	166,189
SunCoke Energy, Inc.*	5,180	46,413
TimkenSteel Corp.*	3,046	57,600

		1,626,862

Paper & Forest Products (0.2%)
Boise Cascade Co.*	452	12,068
KapStone Paper and Packaging Corp.	6,329	146,200
Louisiana-Pacific Corp.*	797	19,782
PH Glatfelter Co.	3,354	72,916
Schweitzer-Mauduit International, Inc.	1,908	79,029

		329,995

Total Materials		3,720,189

Real Estate (5.0%)
Equity Real Estate Investment Trusts (REITs) (4.8%)
Acadia Realty Trust (REIT)	4,965	149,248
Agree Realty Corp. (REIT)	1,927	92,419
Alexander’s, Inc. (REIT)	7	3,023
American Assets Trust, Inc. (REIT)	1,985	83,052
Armada Hoffler Properties, Inc. (REIT)	309	4,292
Ashford Hospitality Prime, Inc. (REIT)	1,902	20,180
Ashford Hospitality Trust, Inc. (REIT)	6,346	40,424
Bluerock Residential Growth REIT, Inc. (REIT)	1,516	18,662
CatchMark Timber Trust, Inc. (REIT), Class A	3,098	35,689
CBL & Associates Properties, Inc. (REIT)	13,259	126,491
Cedar Realty Trust, Inc. (REIT)	6,657	33,418
Chatham Lodging Trust (REIT)	3,020	59,645
Chesapeake Lodging Trust (REIT)	3,351	80,290
City Office REIT, Inc. (REIT)	286	3,475
Clipper Realty, Inc. (REIT)	160	2,051
Colony Starwood Homes (REIT)	5,663	192,259
Community Healthcare Trust, Inc. (REIT)	1,010	24,139
CorEnergy Infrastructure Trust, Inc. (REIT)	959	32,395
Cousins Properties, Inc. (REIT)	28,288	233,942
DiamondRock Hospitality Co. (REIT)	16,003	178,433
Easterly Government Properties, Inc. (REIT)	2,592	51,296
Education Realty Trust, Inc. (REIT)	5,032	205,557
Farmland Partners, Inc. (REIT)(x)	1,911	21,346
FelCor Lodging Trust, Inc. (REIT)	1,385	10,401
First Industrial Realty Trust, Inc. (REIT)	7,083	188,620
First Potomac Realty Trust (REIT)	4,665	47,956
Four Corners Property Trust, Inc. (REIT)	1,597	36,460
Franklin Street Properties Corp. (REIT)	8,098	98,310
GEO Group, Inc. (The) (REIT)	4,996	231,665
Getty Realty Corp. (REIT)	2,086	52,713
Gladstone Commercial Corp. (REIT)	1,746	36,090
Global Medical REIT, Inc. (REIT)(x)	613	5,566
Global Net Lease, Inc. (REIT)*	5,333	128,419
Government Properties Income Trust (REIT)	5,612	117,459
Gramercy Property Trust (REIT)	9,441	248,298

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Healthcare Realty Trust, Inc. (REIT)	9,044	$293,930
Hersha Hospitality Trust (REIT)	2,818	52,950
Hudson Pacific Properties, Inc. (REIT)	9,589	332,163
Independence Realty Trust, Inc. (REIT)	4,499	42,156
InfraREIT, Inc. (REIT)*	3,238	58,284
Investors Real Estate Trust (REIT)	9,711	57,586
Kite Realty Group Trust (REIT)	6,372	136,998
LaSalle Hotel Properties (REIT)	8,434	244,164
Lexington Realty Trust (REIT)	18,303	182,664
LTC Properties, Inc. (REIT)	407	19,495
Mack-Cali Realty Corp. (REIT)	6,989	188,284
MedEquities Realty Trust, Inc. (REIT)	617	6,917
Medical Properties Trust, Inc. (REIT)	15,238	196,418
Monmouth Real Estate Investment Corp. (REIT)(x)	4,305	61,432
Monogram Residential Trust, Inc. (REIT)	13,224	131,843
National Storage Affiliates Trust (REIT)	2,974	71,079
New Senior Investment Group, Inc. (REIT)	6,221	63,454
NexPoint Residential Trust, Inc. (REIT)	1,440	34,790
NorthStar Realty Europe Corp. (REIT)	4,344	50,347
One Liberty Properties, Inc. (REIT)	1,043	24,365
Parkway, Inc. (REIT)	3,405	67,725
Pebblebrook Hotel Trust (REIT)	5,651	165,066
Pennsylvania REIT (REIT)	3,921	59,364
Physicians Realty Trust (REIT)	5,801	115,266
Preferred Apartment Communities, Inc. (REIT), Class A	1,900	25,099
RAIT Financial Trust (REIT)	7,044	22,541
Ramco-Gershenson Properties Trust (REIT)	6,337	88,845
Retail Opportunity Investments Corp. (REIT)	2,416	50,809
Rexford Industrial Realty, Inc. (REIT)	3,249	73,168
RLJ Lodging Trust (REIT)	9,599	225,673
Sabra Health Care REIT, Inc. (REIT)	4,163	116,273
Saul Centers, Inc. (REIT)	90	5,546
Select Income REIT (REIT)	4,909	126,603
Seritage Growth Properties (REIT), Class A(x)	2,008	86,645
Silver Bay Realty Trust Corp. (REIT)	2,692	57,797
Summit Hotel Properties, Inc. (REIT)	6,831	109,159
Sunstone Hotel Investors, Inc. (REIT)	17,179	263,354
Terreno Realty Corp. (REIT)	2,713	75,964
Tier REIT, Inc. (REIT)	3,840	66,662
UMH Properties, Inc. (REIT)	1,373	20,883
Washington Prime Group, Inc. (REIT)	11,218	97,484
Washington REIT (REIT)	3,790	118,551
Whitestone REIT (REIT)	2,054	28,427
Xenia Hotels & Resorts, Inc. (REIT)	8,038	137,209

		7,347,115

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	1,700	75,684
Consolidated-Tomoka Land Co.	38	2,034
Forestar Group, Inc.*	2,492	34,016
FRP Holdings, Inc.(x)*	500	20,000
Griffin Industrial Realty, Inc.	49	1,516
Kennedy-Wilson Holdings, Inc.	3,313	73,549
RE/MAX Holdings, Inc., Class A	1,375	81,744
St Joe Co. (The)*	4,045	68,967
Stratus Properties, Inc.	494	13,536
Tejon Ranch Co.*	1,111	24,320
Trinity Place Holdings, Inc.(x)*	1,068	7,807

		403,173

Total Real Estate		7,750,288

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	839	59,082
Cincinnati Bell, Inc.*	3,289	58,215
Consolidated Communications Holdings, Inc.(x)	1,218	28,526
FairPoint Communications, Inc.*	405	6,723
Globalstar, Inc.(x)*	11,139	17,822
Hawaiian Telcom Holdco, Inc.(x)*	499	11,432
IDT Corp., Class B	552	7,022
Intelsat SA(x)*	2,462	10,217
Iridium Communications, Inc.(x)*	6,314	60,930
Lumos Networks Corp.*	1,409	24,939
ORBCOMM, Inc.*	454	4,336
pdvWireless, Inc.(x)*	694	15,164
Vonage Holdings Corp.*	13,214	83,513
Windstream Holdings, Inc.	6,722	36,635

		424,556

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,198	15,562
NII Holdings, Inc.*	4,565	5,934
Spok Holdings, Inc.	1,627	30,913

		52,409

Total Telecommunication Services		476,965

Utilities (3.2%)
Electric Utilities (1.0%)
ALLETE, Inc.	3,905	264,408
El Paso Electric Co.	3,183	160,741
Genie Energy Ltd., Class B	1,028	7,443
IDACORP, Inc.	3,974	329,683
MGE Energy, Inc.	1,464	95,160
Otter Tail Corp.	2,925	110,857
PNM Resources, Inc.	6,320	233,840
Portland General Electric Co.	7,061	313,650

		1,515,782

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	1,069	73,975
Delta Natural Gas Co., Inc.	526	15,964
New Jersey Resources Corp.	6,199	245,480
Northwest Natural Gas Co.	2,139	126,415
ONE Gas, Inc.	4,105	277,498
South Jersey Industries, Inc.	6,258	223,098
Southwest Gas Holdings, Inc.	3,338	276,754
Spire, Inc.	3,513	237,127
WGL Holdings, Inc.	3,779	311,881

		1,788,192

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	8,891	23,561
Atlantica Yield plc	4,562	95,619
Dynegy, Inc.*	9,273	72,886
NRG Yield, Inc., Class A	2,524	43,892
NRG Yield, Inc., Class C	5,072	89,775
Ormat Technologies, Inc.	1,673	95,495
Pattern Energy Group, Inc.	1,049	21,116
TerraForm Global, Inc., Class A*	6,886	33,053
TerraForm Power, Inc., Class A*	6,839	84,598

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Vivint Solar, Inc.(x)*	1,981	$5,547

		565,542

Multi-Utilities (0.5%)
Avista Corp.	5,019	195,992
Black Hills Corp.	4,063	270,068
NorthWestern Corp.	3,849	225,936
Unitil Corp.	1,105	49,758

		741,754

Water Utilities (0.1%)
American States Water Co.	986	43,680
AquaVenture Holdings Ltd.*	183	3,124
Artesian Resources Corp., Class A	605	19,699
California Water Service Group	1,566	56,141
Connecticut Water Service, Inc.	664	35,291
Consolidated Water Co. Ltd.	1,157	13,479
Middlesex Water Co.	175	6,466
SJW Group	1,268	61,143
York Water Co. (The)	113	3,961

		242,984

Total Utilities		4,854,254

Total Common Stocks (99.2%) (Cost $132,716,066)		152,597,103

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)*† (Cost $—)	2,344	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	379,081	379,195

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.6%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $810,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $826,201.(xx)	$810,000	810,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $1,100,081, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $1,122,000.(xx)	1,100,000	1,100,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $600,048, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $612,001.(xx)	600,000	600,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $1,400,152, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $1,537,181.(xx)	1,400,000	1,400,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $666,373, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $679,655.(xx)	666,328	666,328
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $400,036, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $408,246.(xx)	400,000	400,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $700,048, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $714,431.(xx)	700,000	700,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $500,082, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $510,069.(xx)	500,000	500,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $1,000,071, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $1,020,072.(xx)	1,000,000	1,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $1,000,082, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $1,020,083.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $410,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $418,200.(xx)	$410,000	$410,000

Total Repurchase Agreements		8,586,328

Total Short-Term Investments (5.8%) (Cost $8,965,522)		8,965,523

Total Investments (105.0%) (Cost $141,681,588)		161,562,626
Other Assets Less Liabilities (-5.0%)		(7,690,242)

Net Assets (100%)		$153,872,384

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $8,261,322. This was secured by cash collateral of $8,586,328 which was subsequently invested in joint repurchase agreements with a total value of $8,586,328, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $9,925 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 4/6/17-11/15/46.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$7,792	$—	$—	$7,979	$—	$—
PennyMac Mortgage Investment Trust (REIT)	89,364	—	—	96,897	—	—

	$97,156	$—	$—	$104,876	$—	$—

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	15	June-17	$1,019,310	$1,038,300	$18,990

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$18,511,402	$31,967	$—		$18,543,369
Consumer Staples	6,438,246	—	—		6,438,246
Energy	16,822,589	—	—		16,822,589
Financials	30,884,567	—	—		30,884,567
Health Care	5,824,532	—	—		5,824,532
Industrials	47,613,986	—	—		47,613,986
Information Technology	9,668,118	—	—		9,668,118
Materials	3,720,189	—	—		3,720,189
Real Estate	7,748,771	1,517	—		7,750,288
Telecommunication Services	476,965	—	—		476,965
Utilities	4,854,254	—	—		4,854,254
Futures	18,990	—	—		18,990
Rights
Information Technology	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	379,195	—	—		379,195
Repurchase Agreements	—	8,586,328	—		8,586,328

Total Assets	$152,961,804	$8,619,812	$—		$161,581,616

Total Liabilities	$—	$—	$—		$—

Total	$152,961,804	$8,619,812	$—		$161,581,616

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,605,510
Aggregate gross unrealized depreciation	(20,738,456)

Net unrealized appreciation	$19,867,054

Federal income tax cost of investments	$141,695,572

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.6%)
Auto Components (1.1%)
Aisin Seiki Co. Ltd.	2,500	$122,833
BorgWarner, Inc.	1,586	66,279
Bridgestone Corp.	8,100	327,623
Cie Generale des Etablissements Michelin	33,246	4,037,899
Continental AG	1,355	297,053
Delphi Automotive plc	2,236	179,976
Denso Corp.	5,900	259,519
GKN plc	22,148	100,813
Goodyear Tire & Rubber Co. (The)	2,051	73,836
Hyundai Mobis Co. Ltd.	12,807	2,754,255
Koito Manufacturing Co. Ltd.	1,400	72,811
NGK Spark Plug Co. Ltd.	2,400	54,842
NOK Corp.	1,300	30,173
Nokian Renkaat OYJ	1,305	54,490
Schaeffler AG (Preference)(q)	1,949	34,265
Stanley Electric Co. Ltd.	1,900	54,186
Sumitomo Electric Industries Ltd.	8,900	147,574
Sumitomo Rubber Industries Ltd.	2,300	39,191
Toyoda Gosei Co. Ltd.	600	15,257
Toyota Industries Corp.	1,900	94,377
Valeo SA	2,985	198,802
Yokohama Rubber Co. Ltd. (The)	1,500	29,359

		9,045,413

Automobiles (1.7%)
Bayerische Motoren Werke AG	4,135	377,203
Bayerische Motoren Werke AG (Preference)(q)	691	54,417
Daimler AG (Registered)	12,013	886,830
Ferrari NV	1,479	110,051
Fiat Chrysler Automobiles NV*	11,968	130,866
Ford Motor Co.	31,997	372,445
General Motors Co.	11,232	397,164
Harley-Davidson, Inc.	1,449	87,665
Honda Motor Co. Ltd.	20,400	614,034
Isuzu Motors Ltd.	7,500	99,198
Mazda Motor Corp.	6,920	99,639
Mitsubishi Motors Corp.	8,500	51,078
Nissan Motor Co. Ltd.	549,920	5,302,606
Peugeot SA*	6,033	121,480
Porsche Automobil Holding SE (Preference)(q)	1,976	107,803
Renault SA	2,324	201,885
Subaru Corp.	7,600	278,728
Suzuki Motor Corp.	4,300	178,520
Toyota Motor Corp.	66,928	3,632,255
Volkswagen AG	410	61,081
Volkswagen AG (Preference)(q)	2,292	334,001
Yamaha Motor Co. Ltd.	3,600	86,694

		13,585,643

Distributors (0.0%)
Genuine Parts Co.	1,221	112,833
Jardine Cycle & Carriage Ltd.	1,155	36,214
LKQ Corp.*	2,509	73,438

		222,485

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.(x)	1,000	31,258
H&R Block, Inc.	1,758	40,874

		72,132

Hotels, Restaurants & Leisure (0.6%)
Accor SA	2,130	88,733
Aristocrat Leisure Ltd.	6,384	87,646
Carnival Corp.	3,446	203,004
Carnival plc	2,264	129,858
Chipotle Mexican Grill, Inc.*	239	106,479
Compass Group plc	20,228	381,676
Crown Resorts Ltd.	4,862	43,869
Darden Restaurants, Inc.	1,031	86,264
Domino’s Pizza Enterprises Ltd.(x)	796	35,345
Flight Centre Travel Group Ltd.(x)	747	16,482
Galaxy Entertainment Group Ltd.	30,000	164,254
Genting Singapore plc	76,742	55,958
InterContinental Hotels Group plc	2,430	118,981
Marriott International, Inc., Class A	2,622	246,940
McDonald’s Corp.	6,746	874,348
McDonald’s Holdings Co. Japan Ltd.	973	28,404
Melco Crown Entertainment Ltd. (ADR)	2,044	37,896
Merlin Entertainments plc§	9,439	56,718
MGM China Holdings Ltd.	14,000	29,184
Oriental Land Co. Ltd.	2,800	160,535
Paddy Power Betfair plc	958	102,710
Royal Caribbean Cruises Ltd.	1,377	135,097
Sands China Ltd.	29,196	135,245
Shangri-La Asia Ltd.	11,000	16,023
SJM Holdings Ltd.	29,000	23,584
Sodexo SA	1,140	134,081
Starbucks Corp.	12,025	702,140
Tabcorp Holdings Ltd.	11,347	41,178
Tatts Group Ltd.	18,701	63,294
TUI AG	6,302	87,327
Whitbread plc	2,200	109,098
William Hill plc	11,917	43,419
Wyndham Worldwide Corp.	859	72,405
Wynn Macau Ltd.	16,800	34,199
Wynn Resorts Ltd.	629	72,090
Yum Brands, Inc.	2,768	176,875

		4,901,339

Household Durables (1.1%)
Barratt Developments plc	13,389	91,676
Berkeley Group Holdings plc	1,785	71,722
Casio Computer Co. Ltd.	2,800	38,958
DR Horton, Inc.	2,778	92,535
Electrolux AB(x)	2,886	80,229
Garmin Ltd.	924	47,226
Haier Electronics Group Co. Ltd.	1,372,600	3,143,831
Husqvarna AB, Class B	5,644	49,539
Iida Group Holdings Co. Ltd.	1,800	27,615
Leggett & Platt, Inc.	1,084	54,547
Lennar Corp., Class A	1,650	84,464
Mohawk Industries, Inc.*	517	118,646
Newell Brands, Inc.	3,954	186,510
Nikon Corp.	4,600	66,688
Panasonic Corp.	326,900	3,693,885
Persimmon plc*	3,652	95,813
PulteGroup, Inc.	2,477	58,333
Rinnai Corp.	300	23,875
SEB SA	280	39,100
Sekisui Chemical Co. Ltd.	4,800	80,668
Sekisui House Ltd.	7,200	118,416
Sharp Corp.(x)*	19,000	80,212
Sony Corp.	15,500	524,324
Taylor Wimpey plc	38,955	94,246
Techtronic Industries Co. Ltd.	17,500	70,820
Whirlpool Corp.	619	106,053

		9,139,931

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Direct Marketing Retail (0.6%)
Amazon.com, Inc.*	3,268	$2,897,212
Expedia, Inc.	988	124,656
Netflix, Inc.*	3,553	525,169
Priceline Group, Inc. (The)*	407	724,448
Rakuten, Inc.	11,700	117,179
Start Today Co. Ltd.	2,100	46,459
TripAdvisor, Inc.*	866	37,377
Zalando SE*§	1,000	40,458

		4,512,958

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	2,400	71,787
Hasbro, Inc.	925	92,333
Mattel, Inc.	2,793	71,529
Sankyo Co. Ltd.	600	20,049
Sega Sammy Holdings, Inc.	2,500	33,504
Shimano, Inc.	900	131,365
Yamaha Corp.	2,000	55,062

		475,629

Media (2.5%)
Altice NV, Class A*	4,727	106,932
Altice NV, Class B*	1,203	27,207
Axel Springer SE	572	31,591
CBS Corp. (Non-Voting), Class B	3,069	212,866
Charter Communications, Inc., Class A*	1,777	581,648
Comcast Corp., Class A	197,641	7,429,324
Dentsu, Inc.	2,661	144,368
Discovery Communications, Inc., Class A(x)*	1,054	30,661
Discovery Communications, Inc., Class C*	1,894	53,619
DISH Network Corp., Class A*	1,863	118,282
Eutelsat Communications SA	2,257	50,395
Hakuhodo DY Holdings, Inc.	2,300	27,270
Interpublic Group of Cos., Inc. (The)	3,286	80,737
ITV plc	42,102	115,469
JCDecaux SA	1,025	36,074
Lagardere SCA	1,629	47,981
News Corp., Class A	3,600	46,800
News Corp., Class B	1,034	13,959
Omnicom Group, Inc.	1,939	167,161
Pearson plc	10,314	88,195
ProSiebenSat.1 Media SE	2,936	129,999
Publicis Groupe SA	2,398	167,587
REA Group Ltd.	712	32,274
RTL Group SA	502	40,433
Schibsted ASA, Class A	985	25,353
Schibsted ASA, Class B	925	21,169
Scripps Networks Interactive, Inc., Class A	805	63,088
SES SA (FDR)	4,521	105,166
Singapore Press Holdings Ltd.	16,900	42,889
Sky plc	193,922	2,371,337
TEGNA, Inc.	1,676	42,939
Telenet Group Holding NV*	534	31,759
Time Warner, Inc.	6,378	623,194
Toho Co. Ltd.	1,600	42,411
Twenty-First Century Fox, Inc., Class A	92,904	3,009,161
Twenty-First Century Fox, Inc., Class B	3,994	126,929
Viacom, Inc., Class B	2,847	132,727
Walt Disney Co. (The)	27,936	3,167,662
WPP plc	15,963	350,401

		19,937,017

Multiline Retail (0.4%)
Dollar General Corp.	2,125	148,176
Dollar Tree, Inc.*	1,933	151,663
Don Quijote Holdings Co. Ltd.	1,600	55,475
Harvey Norman Holdings Ltd.(x)	8,114	28,082
Isetan Mitsukoshi Holdings Ltd.	3,800	41,710
J Front Retailing Co. Ltd.	3,300	48,909
Kohl’s Corp.	1,473	58,640
Macy’s, Inc.	2,529	74,960
Marks & Spencer Group plc	20,071	84,745
Marui Group Co. Ltd.	2,200	29,899
Next plc	1,755	94,990
Nordstrom, Inc.(x)	926	43,124
Ryohin Keikaku Co. Ltd.	9,800	2,146,967
Takashimaya Co. Ltd.	4,000	34,995
Target Corp.	4,619	254,923

		3,297,258

Specialty Retail (1.0%)
ABC-Mart, Inc.	400	23,390
Advance Auto Parts, Inc.	594	88,066
AutoNation, Inc.*	569	24,063
AutoZone, Inc.*	240	173,532
Bed Bath & Beyond, Inc.	1,266	49,956
Best Buy Co., Inc.	2,263	111,226
CarMax, Inc.*	1,570	92,975
Dixons Carphone plc	13,226	52,629
Dufry AG (Registered)*	554	84,401
Fast Retailing Co. Ltd.	700	219,563
Foot Locker, Inc.	1,109	82,964
Gap, Inc. (The)	1,736	42,167
Hennes & Mauritz AB, Class B	11,854	302,943
Hikari Tsushin, Inc.	200	19,546
Home Depot, Inc. (The)	10,052	1,475,936
Industria de Diseno Textil SA	13,622	480,136
Kingfisher plc	665,389	2,718,585
L Brands, Inc.	1,970	92,787
Lowe’s Cos., Inc.	7,172	589,611
Nitori Holdings Co. Ltd.	1,000	126,381
O’Reilly Automotive, Inc.*	755	203,729
Ross Stores, Inc.	3,252	214,209
Shimamura Co. Ltd.	200	26,426
Signet Jewelers Ltd.	547	37,891
Staples, Inc.	5,535	48,542
Tiffany & Co.	897	85,484
TJX Cos., Inc. (The)	5,384	425,767
Tractor Supply Co.	1,090	75,177
Ulta Beauty, Inc.*	481	137,196
USS Co. Ltd.	2,900	48,346
Yamada Denki Co. Ltd.(x)	7,000	34,896

		8,188,520

Textiles, Apparel & Luxury Goods (0.5%)
adidas AG	2,355	447,946
Asics Corp.	2,200	35,333
Burberry Group plc	5,211	112,558
Christian Dior SE	648	150,562
Cie Financiere Richemont SA (Registered)	6,513	514,980
Coach, Inc.	2,280	94,232
Hanesbrands, Inc.(x)	3,173	65,871
Hermes International	337	159,659
HUGO BOSS AG	884	64,514
Kering	936	242,092
Li & Fung Ltd.	82,000	35,558
Luxottica Group SpA	2,041	112,677
LVMH Moet Hennessy Louis Vuitton SE	3,490	766,408
Michael Kors Holdings Ltd.*	1,386	52,820

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
NIKE, Inc., Class B	10,883	$606,510
Pandora A/S*	1,428	158,084
PVH Corp.	672	69,532
Ralph Lauren Corp.	460	37,545
Swatch Group AG (The)	365	130,710
Swatch Group AG (The) (Registered)	626	43,623
Under Armour, Inc., Class A(x)*	1,551	30,679
Under Armour, Inc., Class C(x)*	1,497	27,395
VF Corp.	2,720	149,518
Yue Yuen Industrial Holdings Ltd.	8,000	31,448

		4,140,254

Total Consumer Discretionary		77,518,579

Consumer Staples (5.9%)
Beverages (1.3%)
Anheuser-Busch InBev SA/NV	9,483	1,040,984
Asahi Group Holdings Ltd.	4,600	173,869
Brown-Forman Corp., Class B	1,481	68,393
Carlsberg A/S, Class B	1,373	126,794
Coca-Cola Amatil Ltd.	7,532	62,263
Coca-Cola Bottlers Japan, Inc.	1,500	48,370
Coca-Cola Co. (The)	31,849	1,351,672
Coca-Cola European Partners plc	2,683	100,321
Coca-Cola HBC AG*	2,367	61,121
Constellation Brands, Inc., Class A	1,420	230,139
Diageo plc	31,410	898,639
Dr Pepper Snapple Group, Inc.	1,520	148,838
Heineken Holding NV	1,320	105,008
Heineken NV	2,949	251,050
Kirin Holdings Co. Ltd.	10,100	190,560
Molson Coors Brewing Co., Class B	1,510	144,522
Monster Beverage Corp.*	3,324	153,469
PepsiCo, Inc.	11,800	1,319,948
Pernod Ricard SA	2,598	307,364
Remy Cointreau SA	293	28,685
Suntory Beverage & Food Ltd.	89,100	3,753,518
Treasury Wine Estates Ltd.	9,081	84,850

		10,650,377

Food & Staples Retailing (2.0%)
Aeon Co. Ltd.	8,300	121,149
Carrefour SA	7,022	165,553
Casino Guichard Perrachon SA	747	41,781
Colruyt SA	894	43,890
Costco Wholesale Corp.	3,626	608,044
CVS Health Corp.	46,567	3,655,510
Distribuidora Internacional de Alimentacion SA	9,396	54,338
FamilyMart UNY Holdings Co. Ltd.	1,000	59,643
ICA Gruppen AB(x)	1,037	35,390
J Sainsbury plc	21,653	71,702
Jeronimo Martins SGPS SA	3,647	65,246
Koninklijke Ahold Delhaize NV*	15,861	339,426
Kroger Co. (The)	7,582	223,593
Lawson, Inc.	800	54,253
METRO AG	59,359	1,898,459
Seven & i Holdings Co. Ltd.	9,200	360,463
Sundrug Co. Ltd.	800	26,839
Sysco Corp.	4,091	212,405
Tesco plc*	452,943	1,053,266
Tsuruha Holdings, Inc.	400	37,007
Walgreens Boots Alliance, Inc.	51,981	4,317,021
Wal-Mart Stores, Inc.	12,428	895,810
Wesfarmers Ltd.	14,061	484,169
Whole Foods Market, Inc.	2,605	77,421
Wm Morrison Supermarkets plc(x)	25,863	77,769
Woolworths Ltd.	15,969	323,308

		15,303,455

Food Products (0.9%)
Ajinomoto Co., Inc.	7,000	138,107
Archer-Daniels-Midland Co.	4,770	219,611
Aryzta AG*	946	30,364
Associated British Foods plc	4,520	147,581
Barry Callebaut AG (Registered)*	29	37,898
Calbee, Inc.(x)	1,000	34,088
Campbell Soup Co.	1,594	91,241
Chocoladefabriken Lindt & Spruengli AG	10	56,706
Chocoladefabriken Lindt & Sprungli AG (Registered)	1	66,415
Conagra Brands, Inc.	3,417	137,842
Danone SA	7,361	500,689
General Mills, Inc.	4,784	282,304
Golden Agri-Resources Ltd.	75,544	20,792
Hershey Co. (The)	1,151	125,747
Hormel Foods Corp.	2,203	76,290
JM Smucker Co. (The)	955	125,181
Kellogg Co.	2,068	150,157
Kerry Group plc, Class A	1,929	151,664
Kikkoman Corp.	2,000	59,732
Kraft Heinz Co. (The)	4,885	443,607
Marine Harvest ASA*	4,983	75,968
McCormick & Co., Inc. (Non-Voting)	937	91,404
Mead Johnson Nutrition Co.	1,514	134,867
MEIJI Holdings Co. Ltd.	1,438	119,736
Mondelez International, Inc., Class A	12,578	541,860
Nestle SA (Registered)	38,633	2,964,056
NH Foods Ltd.	2,000	53,696
Nisshin Seifun Group, Inc.	2,815	41,999
Nissin Foods Holdings Co. Ltd.	700	38,795
Orkla ASA	9,695	86,831
Tate & Lyle plc	6,224	59,616
Toyo Suisan Kaisha Ltd.	1,100	40,955
Tyson Foods, Inc., Class A	2,359	145,574
WH Group Ltd.§	100,000	86,212
Wilmar International Ltd.	25,900	65,359
Yakult Honsha Co. Ltd.	1,200	66,613
Yamazaki Baking Co. Ltd.	1,400	28,797

		7,538,354

Household Products (0.6%)
Church & Dwight Co., Inc.	2,112	105,325
Clorox Co. (The)	1,062	143,189
Colgate-Palmolive Co.	7,310	535,019
Henkel AG & Co. KGaA	1,289	143,217
Henkel AG & Co. KGaA (Preference)(q)	2,208	282,895
Kimberly-Clark Corp.	2,949	388,177
Lion Corp.	3,000	53,948
Procter & Gamble Co. (The)	21,094	1,895,297
Reckitt Benckiser Group plc	7,836	715,319
Svenska Cellulosa AB SCA, Class B(x)	7,762	250,341
Unicharm Corp.	4,900	117,405

		4,630,132

Personal Products (0.4%)
Beiersdorf AG	1,195	113,115
Coty, Inc., Class A	3,854	69,873
Estee Lauder Cos., Inc. (The), Class A	1,812	153,639
Kao Corp.	6,200	339,934
Kose Corp.	400	36,181
L’Oreal SA	3,146	604,611
Pola Orbis Holdings, Inc.	800	19,308
Shiseido Co. Ltd.	4,800	126,327

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Unilever NV (CVA)	20,365	$1,011,751
Unilever plc	16,027	791,061

		3,265,800

Tobacco (0.7%)
Altria Group, Inc.	16,020	1,144,148
British American Tobacco plc	23,112	1,534,723
Imperial Brands plc	11,972	580,039
Japan Tobacco, Inc.	13,700	445,222
Philip Morris International, Inc.	12,797	1,444,781
Reynolds American, Inc.	6,788	427,780
Swedish Match AB	2,549	82,922

		5,659,615

Total Consumer Staples		47,047,733

Energy (8.3%)
Energy Equipment & Services (1.7%)
Baker Hughes, Inc.	33,658	2,013,422
Halliburton Co.	67,121	3,303,023
Helmerich & Payne, Inc.(x)	883	58,781
National Oilwell Varco, Inc.	3,096	124,119
Petrofac Ltd.	193,591	2,229,036
Saipem SpA(x)*	71,641	32,520
SBM Offshore NV(x)	185,044	3,035,100
Schlumberger Ltd.	11,508	898,775
TechnipFMC plc*	3,863	125,548
Tenaris SA	125,546	2,152,295
Transocean Ltd.(x)*	3,299	41,073

		14,013,692

Oil, Gas & Consumable Fuels (6.6%)
Anadarko Petroleum Corp.	4,594	284,828
Apache Corp.	3,111	159,874
BP plc	1,604,874	9,200,170
Cabot Oil & Gas Corp.	3,956	94,588
Caltex Australia Ltd.	3,560	80,208
Chesapeake Energy Corp.(x)*	6,619	39,317
Chevron Corp.	32,832	3,525,172
Cimarex Energy Co.	776	92,724
Concho Resources, Inc.*	1,228	157,602
ConocoPhillips	80,195	3,999,324
Devon Energy Corp.	4,293	179,104
Enagas SA	1,938	50,343
Eni SpA	201,853	3,305,420
EOG Resources, Inc.	4,790	467,265
EQT Corp.	1,416	86,518
Exxon Mobil Corp.	34,219	2,806,300
Galp Energia SGPS SA	210,413	3,193,066
Hess Corp.	2,207	106,399
Idemitsu Kosan Co. Ltd.	800	27,809
Inpex Corp.	242,800	2,386,999
JXTG Holdings, Inc.	36,594	179,699
Kinder Morgan, Inc.	15,741	342,209
Koninklijke Vopak NV	944	41,164
Lundin Petroleum AB*	1,998	40,537
Marathon Oil Corp.	6,947	109,763
Marathon Petroleum Corp.	4,335	219,091
Murphy Oil Corp.	1,356	38,768
Neste OYJ	1,510	58,893
Newfield Exploration Co.*	1,628	60,089
Noble Energy, Inc.	3,523	120,980
Occidental Petroleum Corp.	6,264	396,887
Oil Search Ltd.	17,805	98,214
OMV AG	1,931	75,983
ONEOK, Inc.	1,725	95,634
Origin Energy Ltd.*	22,058	118,809
Phillips 66	3,644	288,678
Pioneer Natural Resources Co.	1,391	259,046
Range Resources Corp.	1,500	43,650
Repsol SA	14,606	225,545
Royal Dutch Shell plc, Class A	54,660	1,435,414
Royal Dutch Shell plc, Class B	318,002	8,703,587
Santos Ltd.*	21,101	61,260
Showa Shell Sekiyu KK	2,500	25,308
Snam SpA	29,854	129,113
Southwestern Energy Co.*	4,280	34,968
Statoil ASA	14,072	240,428
Suncor Energy, Inc.	105,468	3,238,154
Tesoro Corp.	966	78,304
TOTAL SA	103,390	5,229,705
Valero Energy Corp.	3,709	245,870
Williams Cos., Inc. (The)	6,706	198,431
Woodside Petroleum Ltd.	9,387	230,067

		52,907,278

Total Energy		66,920,970

Financials (17.7%)
Banks (10.5%)
ABN AMRO Group NV (CVA)§	3,495	84,823
Aozora Bank Ltd.	14,000	51,558
Australia & New Zealand Banking Group Ltd.	36,304	882,568
Banco Bilbao Vizcaya Argentaria SA	82,460	639,530
Banco de Sabadell SA	64,426	118,078
Banco Popular Espanol SA(x)*	42,803	41,553
Banco Santander SA	182,316	1,117,372
Bangkok Bank PCL (Registered)	66,100	357,791
Bangkok Bank PCL (NVDR)	411,700	2,174,567
Bank Hapoalim BM	12,883	78,525
Bank Leumi Le-Israel BM*	19,139	84,534
Bank of America Corp.	82,646	1,949,619
Bank of East Asia Ltd. (The)	15,800	65,363
Bank of Ireland*	334,448	83,845
Bank of Kyoto Ltd. (The)	3,000	21,854
Bank of Queensland Ltd.	4,849	45,048
Bankia SA	55,042	62,594
Bankinter SA	8,702	73,069
Barclays plc	1,712,371	4,829,362
BB&T Corp.	6,678	298,507
Bendigo & Adelaide Bank Ltd.	6,113	56,698
BNP Paribas SA	113,708	7,572,989
BOC Hong Kong Holdings Ltd.	45,500	185,888
CaixaBank SA	40,916	175,863
Chiba Bank Ltd. (The)	8,000	51,379
Chugoku Bank Ltd. (The)	2,300	33,468
Citigroup, Inc.	137,971	8,253,424
Citizens Financial Group, Inc.	4,259	147,148
Comerica, Inc.	1,446	99,167
Commerzbank AG	13,822	125,011
Commonwealth Bank of Australia(x)	21,338	1,400,525
Concordia Financial Group Ltd.	13,200	61,109
Credit Agricole SA	13,943	188,905
Danske Bank A/S	8,581	292,243
DBS Group Holdings Ltd.	242,288	3,360,180
DNB ASA	11,966	189,673
Erste Group Bank AG*	3,656	119,054
Fifth Third Bancorp	6,096	154,838
Fukuoka Financial Group, Inc.	11,000	47,624
Hachijuni Bank Ltd. (The)	6,000	33,899
Hana Financial Group, Inc.	62,754	2,073,469
Hang Seng Bank Ltd.	9,900	200,764
Hiroshima Bank Ltd. (The)	6,000	25,492
HSBC Holdings plc (London Stock Exchange)	246,865	2,013,215
HSBC Holdings plc (Hong Kong Stock Exchange)	714,328	5,818,306
Huntington Bancshares, Inc.	8,900	119,171

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
ING Groep NV	369,650	$5,587,835
Intesa Sanpaolo SpA	171,169	462,700
Japan Post Bank Co. Ltd.	5,500	68,225
JPMorgan Chase & Co.	111,734	9,814,714
KB Financial Group, Inc. (ADR)*	51,795	2,277,426
KBC Group NV	3,181	211,041
KeyCorp	8,873	157,762
Kyushu Financial Group, Inc.	4,300	26,303
Lloyds Banking Group plc	797,338	662,527
M&T Bank Corp.	1,285	198,828
Mebuki Financial Group, Inc.	10,530	42,090
Mediobanca SpA	7,693	69,348
Mitsubishi UFJ Financial Group, Inc.	159,200	1,000,559
Mizrahi Tefahot Bank Ltd.	2,026	34,362
Mizuho Financial Group, Inc.	299,524	548,845
National Australia Bank Ltd.	33,270	847,445
Natixis SA	10,640	65,562
Nordea Bank AB	37,930	433,031
Oversea-Chinese Banking Corp. Ltd.	39,186	272,286
People’s United Financial, Inc.	2,629	47,848
PNC Financial Services Group, Inc. (The)‡	4,030	484,567
Raiffeisen Bank International AG*	1,683	37,982
Regions Financial Corp.	9,870	143,411
Resona Holdings, Inc.	27,951	150,111
Royal Bank of Scotland Group plc*	45,025	136,573
Seven Bank Ltd.(x)	8,700	28,445
Shinsei Bank Ltd.	25,000	46,034
Shizuoka Bank Ltd. (The)	7,000	56,966
Skandinaviska Enskilda Banken AB, Class A(x)	18,903	210,323
Societe Generale SA	9,544	484,132
Standard Chartered plc*	395,475	3,780,593
Sumitomo Mitsui Financial Group, Inc.	16,677	605,933
Sumitomo Mitsui Trust Holdings, Inc.	4,086	141,669
SunTrust Banks, Inc.	71,041	3,928,567
Suruga Bank Ltd.	1,900	40,004
Svenska Handelsbanken AB, Class A(x)	18,958	260,019
Swedbank AB, Class A(x)	11,060	256,238
UniCredit SpA*	23,566	363,276
United Overseas Bank Ltd.	15,823	250,096
US Bancorp	13,191	679,337
Wells Fargo & Co.	37,067	2,063,149
Westpac Banking Corp.	41,494	1,111,452
Yamaguchi Financial Group, Inc.	3,000	32,525
Zions Bancorp	1,647	69,174

		84,048,975

Capital Markets (1.8%)
3i Group plc	12,521	117,578
Aberdeen Asset Management plc	11,954	39,645
Affiliated Managers Group, Inc.	473	77,544
Ameriprise Financial, Inc.	1,269	164,564
ASX Ltd.	2,508	96,725
Bank of New York Mellon Corp. (The)	8,497	401,313
BlackRock, Inc.‡	1,001	383,894
CBOE Holdings, Inc.	750	60,803
Charles Schwab Corp. (The)	10,002	408,182
CME Group, Inc.	2,818	334,778
Credit Suisse Group AG (Registered)*	24,688	367,245
Daiwa Securities Group, Inc.	21,500	130,916
Deutsche Bank AG (Registered)(x)*	16,941	291,873
Deutsche Boerse AG*	2,366	216,841
E*TRADE Financial Corp.*	2,192	76,479
Franklin Resources, Inc.	2,881	121,405
Goldman Sachs Group, Inc. (The)	3,061	703,173
Hargreaves Lansdown plc	2,895	47,189
Hong Kong Exchanges & Clearing Ltd.	14,373	361,752
Intercontinental Exchange, Inc.	4,884	292,405
Invesco Ltd.	3,361	102,947
Investec plc	7,924	54,008
Japan Exchange Group, Inc.	6,300	89,693
Julius Baer Group Ltd.*	2,791	139,320
London Stock Exchange Group plc	3,877	154,031
Macquarie Group Ltd.	3,735	257,389
Moody’s Corp.	1,372	153,719
Morgan Stanley	52,979	2,269,620
Nasdaq, Inc.	954	66,255
Nomura Holdings, Inc.*	45,400	282,155
Northern Trust Corp.	1,746	151,169
Partners Group Holding AG	220	118,275
Raymond James Financial, Inc.	1,056	80,531
S&P Global, Inc.	2,127	278,084
SBI Holdings, Inc.	2,250	31,366
Schroders plc	1,687	64,043
Singapore Exchange Ltd.	11,000	60,550
State Street Corp.	3,006	239,308
T Rowe Price Group, Inc.	2,038	138,890
UBS Group AG (Registered)	335,194	5,364,309

		14,789,966

Consumer Finance (1.1%)
Acom Co. Ltd.*	4,400	17,587
AEON Financial Service Co. Ltd.(x)	1,100	20,719
American Express Co.	35,174	2,782,615
Capital One Financial Corp.	59,316	5,140,325
Credit Saison Co. Ltd.	2,100	37,462
Discover Financial Services	3,182	217,617
Navient Corp.	2,565	37,859
Provident Financial plc	1,787	67,101
Synchrony Financial	6,340	217,462

		8,538,747

Diversified Financial Services (0.5%)
AMP Ltd.	36,614	144,901
Berkshire Hathaway, Inc., Class B*	15,680	2,613,543
Challenger Ltd.	7,350	70,473
Eurazeo SA	621	40,895
EXOR NV	1,350	69,820
First Pacific Co. Ltd.	24,250	17,599
Groupe Bruxelles Lambert SA	1,012	91,874
Industrivarden AB, Class C	2,340	50,688
Investor AB, Class B	5,797	244,026
Kinnevik AB, Class B*	2,732	72,868
L E Lundbergforetagen AB, Class B	470	31,864
Leucadia National Corp.	2,656	69,056
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,200	30,908
ORIX Corp.	16,300	241,213
Pargesa Holding SA	455	32,161
Wendel SA	290	36,753

		3,858,642

Insurance (3.8%)
Admiral Group plc	2,806	69,926
Aegon NV	851,571	4,334,243
Aflac, Inc.	3,358	243,186
Ageas	2,438	95,295
AIA Group Ltd.	150,400	948,285
Allianz SE (Registered)	5,705	1,056,850
Allstate Corp. (The)	3,046	248,219
American International Group, Inc.	60,133	3,754,103

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Aon plc	2,178	$258,507
Arthur J Gallagher & Co.	1,440	81,418
Assicurazioni Generali SpA	15,184	241,355
Assurant, Inc.	452	43,243
Aviva plc	481,421	3,208,877
AXA SA‡	24,138	624,576
Baloise Holding AG (Registered)	573	78,772
China Life Insurance Co. Ltd., Class H	674,000	2,068,442
Chubb Ltd.	29,700	4,046,625
Cincinnati Financial Corp.	1,228	88,748
CNP Assurances	2,491	50,703
Dai-ichi Life Holdings, Inc.	13,500	242,098
Direct Line Insurance Group plc	18,344	79,844
Gjensidige Forsikring ASA	2,717	41,390
Hannover Rueck SE	788	90,915
Hartford Financial Services Group, Inc. (The)	3,064	147,286
Insurance Australia Group Ltd.	28,915	133,651
Japan Post Holdings Co. Ltd.	5,300	66,506
Legal & General Group plc	72,548	224,784
Lincoln National Corp.	1,836	120,166
Loews Corp.	2,266	105,981
Mapfre SA	13,440	46,096
Marsh & McLennan Cos., Inc.	4,249	313,959
Medibank Pvt Ltd.	36,145	77,874
MetLife, Inc.	8,917	470,996
MS&AD Insurance Group Holdings, Inc.	6,411	203,853
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	2,003	391,889
NN Group NV	3,918	127,419
Old Mutual plc	62,359	156,728
Poste Italiane SpA§	5,766	38,445
Principal Financial Group, Inc.	2,193	138,400
Progressive Corp. (The)	4,771	186,928
Prudential Financial, Inc.	3,538	377,434
Prudential plc	32,113	678,352
QBE Insurance Group Ltd.	16,640	163,870
RSA Insurance Group plc	12,118	89,046
Sampo OYJ, Class A	5,578	264,564
SCOR SE	1,798	67,959
Sompo Holdings, Inc.	4,385	160,661
Sony Financial Holdings, Inc.	2,300	36,959
St James’s Place plc	6,850	91,145
Standard Life plc	23,691	105,284
Suncorp Group Ltd.	15,709	158,542
Swiss Life Holding AG (Registered)*	413	133,262
Swiss Re AG	21,182	1,902,182
T&D Holdings, Inc.	7,300	105,962
Tokio Marine Holdings, Inc.	8,600	362,756
Torchmark Corp.	926	71,339
Travelers Cos., Inc. (The)	2,322	279,894
Tryg A/S	947	17,178
UnipolSai Assicurazioni SpA	13,205	29,132
Unum Group	1,900	89,091
Willis Towers Watson plc	1,064	139,267
XL Group Ltd.	2,255	89,884
Zurich Insurance Group AG*	1,879	501,617

		30,861,961

Total Financials		142,098,291

Health Care (13.1%)
Biotechnology (2.8%)
AbbVie, Inc.	13,163	857,701
Actelion Ltd.*	1,206	339,773
Alexion Pharmaceuticals, Inc.*	1,839	222,960
Amgen, Inc.	40,137	6,585,278
Biogen, Inc.*	1,780	486,688
BioMarin Pharmaceutical, Inc.*	20,380	1,788,956
Celgene Corp.*	36,536	4,546,174
CSL Ltd.	5,655	541,478
Genmab A/S*	715	137,697
Gilead Sciences, Inc.	76,606	5,203,080
Grifols SA	4,029	98,814
Incyte Corp.*	1,439	192,351
Regeneron Pharmaceuticals, Inc.*	632	244,906
Shire plc	11,106	648,565
Vertex Pharmaceuticals, Inc.*	2,032	222,199

		22,116,620

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	14,230	631,954
Baxter International, Inc.	4,014	208,166
Becton Dickinson and Co.	1,746	320,286
Boston Scientific Corp.*	11,157	277,475
Cochlear Ltd.(x)	768	79,346
Coloplast A/S, Class B	1,501	117,198
Cooper Cos., Inc. (The)	395	78,957
CR Bard, Inc.	602	149,621
CYBERDYNE, Inc.(x)*	1,100	15,789
Danaher Corp.	5,049	431,841
DENTSPLY SIRONA, Inc.	1,911	119,323
Edwards Lifesciences Corp.*	1,745	164,152
Essilor International SA	2,622	318,595
Getinge AB, Class B(x)	82,227	1,442,539
Hologic, Inc.*	2,275	96,801
Hoya Corp.	4,900	235,735
IDEXX Laboratories, Inc.*	737	113,948
Intuitive Surgical, Inc.*	306	234,540
LivaNova plc*	40,590	1,989,317
Medtronic plc	11,270	907,911
Olympus Corp.	3,500	134,555
Smith & Nephew plc	11,259	171,534
Sonova Holding AG (Registered)	705	97,763
Stryker Corp.	2,547	335,313
Sysmex Corp.	1,900	115,198
Terumo Corp.	4,200	145,810
Varian Medical Systems, Inc.*	757	68,985
William Demant Holding A/S*	1,840	38,443
Zimmer Biomet Holdings, Inc.	1,640	200,260

		9,241,355

Health Care Providers & Services (1.3%)
Aetna, Inc.	2,877	366,961
Alfresa Holdings Corp.	2,300	39,852
AmerisourceBergen Corp.	1,372	121,422
Anthem, Inc.	2,158	356,890
Cardinal Health, Inc.	26,882	2,192,226
Centene Corp.*	1,390	99,051
Cigna Corp.	2,104	308,215
DaVita, Inc.*	1,272	86,458
Envision Healthcare Corp.*	961	58,929
Express Scripts Holding Co.*	4,969	327,507
Fresenius Medical Care AG & Co. KGaA	2,682	226,175
Fresenius SE & Co. KGaA	5,056	406,310
HCA Holdings, Inc.*	2,422	215,534
Healthscope Ltd.	21,288	36,919
Henry Schein, Inc.*	671	114,050
Humana, Inc.	1,222	251,903
Laboratory Corp. of America Holdings*	839	120,371
McKesson Corp.	1,743	258,417

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Mediclinic International plc(x)	4,794	$42,766
Medipal Holdings Corp.	2,100	32,935
Miraca Holdings, Inc.	700	32,193
Patterson Cos., Inc.	716	32,385
Quest Diagnostics, Inc.	1,140	111,937
Ramsay Health Care Ltd.	1,797	95,953
Ryman Healthcare Ltd.	4,162	24,537
Sinopharm Group Co. Ltd., Class H	596,000	2,764,691
Sonic Healthcare Ltd.	4,960	83,822
Suzuken Co. Ltd.	960	31,474
UnitedHealth Group, Inc.	7,867	1,290,266
Universal Health Services, Inc., Class B	733	91,222

		10,221,371

Health Care Technology (0.0%)
Cerner Corp.*	2,464	145,007
M3, Inc.	2,400	59,563

		204,570

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	2,669	141,110
Eurofins Scientific SE	136	59,173
Illumina, Inc.*	1,202	205,109
Lonza Group AG (Registered)*	722	136,522
Mettler-Toledo International, Inc.*	217	103,923
PerkinElmer, Inc.	921	53,473
QIAGEN NV*	94,064	2,730,455
Thermo Fisher Scientific, Inc.	3,233	496,589
Waters Corp.*	661	103,321

		4,029,675

Pharmaceuticals (7.4%)
Allergan plc	27,870	6,658,701
Astellas Pharma, Inc.	26,900	354,221
AstraZeneca plc	15,783	971,423
Bayer AG (Registered)	38,886	4,482,301
Bristol-Myers Squibb Co.	13,789	749,846
Chugai Pharmaceutical Co. Ltd.	2,600	89,329
Daiichi Sankyo Co. Ltd.	7,700	173,394
Eisai Co. Ltd.	3,200	165,677
Eli Lilly & Co.	43,795	3,683,597
Galenica AG (Registered)	52	54,822
GlaxoSmithKline plc	207,026	4,304,459
Hikma Pharmaceuticals plc	1,569	38,943
Hisamitsu Pharmaceutical Co., Inc.(x)	700	39,989
Johnson & Johnson	22,373	2,786,557
Kyowa Hakko Kirin Co. Ltd.	3,000	47,480
Mallinckrodt plc*	893	39,801
Merck & Co., Inc.	53,123	3,375,435
Merck KGaA	25,344	2,887,549
Mitsubishi Tanabe Pharma Corp.	3,000	62,463
Mylan NV*	3,772	147,070
Novartis AG (Registered)	54,346	4,033,969
Novo Nordisk A/S, Class B	23,707	814,189
Ono Pharmaceutical Co. Ltd.	5,200	107,639
Orion OYJ, Class B	1,363	71,059
Otsuka Holdings Co. Ltd.	4,800	216,524
Perrigo Co. plc	1,175	78,008
Pfizer, Inc.	152,039	5,201,254
Roche Holding AG	28,366	7,244,071
Sanofi	60,262	5,440,008
Santen Pharmaceutical Co. Ltd.	4,400	63,710
Shionogi & Co. Ltd.	3,700	191,032
Sumitomo Dainippon Pharma Co. Ltd.	2,100	34,670
Taisho Pharmaceutical Holdings Co. Ltd.	400	32,480
Takeda Pharmaceutical Co. Ltd.	9,000	422,716
Taro Pharmaceutical Industries Ltd.(x)*	191	22,274
Teva Pharmaceutical Industries Ltd. (ADR)	116,278	3,731,361
Teva Pharmaceutical Industries Ltd. (ADR)	11,410	366,147
UCB SA	1,611	124,960
Zoetis, Inc.	4,059	216,629

		59,525,757

Total Health Care		105,339,348

Industrials (8.4%)
Aerospace & Defense (1.7%)
Airbus SE	7,158	544,687
Arconic, Inc.	3,571	94,060
BAE Systems plc	413,348	3,327,402
Boeing Co. (The)	4,692	829,827
Cobham plc	19,174	31,951
Dassault Aviation SA	28	35,603
Elbit Systems Ltd.	292	33,420
General Dynamics Corp.	2,353	440,482
L3 Technologies, Inc.	633	104,629
Leonardo SpA*	3,972	56,314
Lockheed Martin Corp.	2,070	553,932
Meggitt plc	10,669	59,524
Northrop Grumman Corp.	1,443	343,203
Raytheon Co.	2,420	369,050
Rockwell Collins, Inc.	26,245	2,549,963
Rolls-Royce Holdings plc*	23,313	220,235
Safran SA	3,916	292,557
Singapore Technologies Engineering Ltd.	18,200	48,530
Textron, Inc.	2,209	105,126
Thales SA	1,374	132,888
TransDigm Group, Inc.	411	90,486
United Technologies Corp.	6,180	693,458
Zodiac Aerospace	72,459	1,812,668

		12,769,995

Air Freight & Logistics (0.8%)
Bollore SA	12,032	46,645
CH Robinson Worldwide, Inc.	1,170	90,429
Deutsche Post AG (Registered)	11,929	408,564
Expeditors International of Washington, Inc.	1,484	83,831
FedEx Corp.	10,399	2,029,365
Royal Mail plc	11,062	58,903
United Parcel Service, Inc., Class B	30,678	3,291,750
Yamato Holdings Co. Ltd.	4,400	92,185

		6,101,672

Airlines (0.4%)
Alaska Air Group, Inc.	1,008	92,958
American Airlines Group, Inc.	4,155	175,757
ANA Holdings, Inc.	14,000	42,731
Cathay Pacific Airways Ltd.(x)	12,000	17,417
Delta Air Lines, Inc.	6,031	277,184
Deutsche Lufthansa AG (Registered)	132,702	2,151,810
easyJet plc	2,225	28,602
International Consolidated Airlines Group SA	11,945	79,006
Japan Airlines Co. Ltd.	1,330	42,123
Qantas Airways Ltd.	8,028	23,859
Singapore Airlines Ltd.	6,000	43,193
Southwest Airlines Co.	5,085	273,370
United Continental Holdings, Inc.*	2,331	164,662

		3,412,672

Building Products (0.7%)
Allegion plc	822	62,225

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Asahi Glass Co. Ltd.	13,000	$105,327
Assa Abloy AB, Class B	12,577	258,680
Cie de Saint-Gobain	86,739	4,454,083
Daikin Industries Ltd.	2,900	291,355
Fortune Brands Home & Security, Inc.	1,229	74,785
Geberit AG (Registered)	458	197,439
Johnson Controls International plc	7,740	326,008
LIXIL Group Corp.	3,100	78,663
Masco Corp.	2,708	92,045
TOTO Ltd.	1,800	67,987

		6,008,597

Commercial Services & Supplies (0.3%)
Babcock International Group plc	3,318	36,666
Brambles Ltd.	19,588	139,925
Cintas Corp.	695	87,945
Dai Nippon Printing Co. Ltd.	7,000	75,451
Edenred	2,745	64,863
G4S plc	20,641	78,695
ISS A/S	2,205	83,380
Park24 Co. Ltd.	1,300	34,027
Republic Services, Inc.	1,912	120,093
Secom Co. Ltd.	2,600	186,108
Securitas AB, Class B	4,220	65,933
Serco Group plc*	662,034	958,030
Societe BIC SA	381	47,473
Sohgo Security Services Co. Ltd.	800	29,857
Stericycle, Inc.*	672	55,702
Toppan Printing Co. Ltd.	7,000	71,364
Waste Management, Inc.	3,336	243,261

		2,378,773

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,428	82,614
Boskalis Westminster	1,173	40,450
Bouygues SA	2,652	107,946
CIMIC Group Ltd.	867	23,800
Eiffage SA	739	57,882
Ferrovial SA	6,478	129,645
Fluor Corp.	1,112	58,513
HOCHTIEF AG	234	38,680
Jacobs Engineering Group, Inc.	989	54,672
JGC Corp.	2,600	45,190
Kajima Corp.	11,000	71,733
Obayashi Corp.	8,400	78,545
Quanta Services, Inc.*	1,315	48,800
Shimizu Corp.	8,000	71,715
Skanska AB, Class B(x)	4,429	104,291
Taisei Corp.	12,000	87,416
Vinci SA(x)	6,288	498,407

		1,600,299

Electrical Equipment (0.4%)
ABB Ltd. (Registered)*	23,421	547,851
Acuity Brands, Inc.	360	73,440
AMETEK, Inc.	1,906	103,076
Eaton Corp. plc	3,728	276,431
Emerson Electric Co.	5,277	315,881
Fuji Electric Co. Ltd.	8,000	47,498
Legrand SA	3,333	200,965
Mabuchi Motor Co. Ltd.	700	39,423
Mitsubishi Electric Corp.	24,000	344,274
Nidec Corp.	2,900	275,986
OSRAM Licht AG	1,032	64,680
Prysmian SpA	2,673	70,662
Rockwell Automation, Inc.	1,061	165,208
Schneider Electric SE	6,886	504,155
Vestas Wind Systems A/S	2,745	223,187

		3,252,717

Industrial Conglomerates (1.6%)
3M Co.	4,930	943,257
CK Hutchison Holdings Ltd.	201,924	2,483,939
DCC plc	1,034	91,009
General Electric Co.	71,867	2,141,637
Honeywell International, Inc.	6,305	787,305
Jardine Matheson Holdings Ltd.	3,100	196,044
Jardine Strategic Holdings Ltd.	2,800	117,082
Keihan Holdings Co. Ltd.	6,000	36,702
Keppel Corp. Ltd.	19,500	96,744
Koninklijke Philips NV	11,719	376,680
NWS Holdings Ltd.	20,215	36,885
Roper Technologies, Inc.	831	171,593
Seibu Holdings, Inc.	2,200	36,301
Sembcorp Industries Ltd.	13,500	30,689
Siemens AG (Registered)	34,148	4,677,495
Smiths Group plc	5,273	106,960
Toshiba Corp.(x)*	49,000	106,248

		12,436,570

Machinery (1.2%)
Alfa Laval AB	3,926	74,089
Alstom SA*	1,876	56,067
Amada Holdings Co. Ltd.	4,700	53,658
ANDRITZ AG(x)	1,039	51,968
Atlas Copco AB, Class A	8,427	297,463
Atlas Copco AB, Class B	4,916	156,247
Caterpillar, Inc.	4,845	449,422
CNH Industrial NV	12,870	124,117
Cummins, Inc.	1,272	192,326
Deere & Co.	2,424	263,877
Dover Corp.	1,264	101,562
FANUC Corp.	2,400	491,943
Flowserve Corp.	1,049	50,793
Fortive Corp.	2,465	148,442
GEA Group AG	2,165	92,015
Hino Motors Ltd.	3,400	41,137
Hitachi Construction Machinery Co. Ltd.	1,400	34,896
Hoshizaki Corp.	600	47,211
IHI Corp.	19,000	59,903
Illinois Tool Works, Inc.	2,619	346,939
IMI plc	3,626	54,198
Ingersoll-Rand plc	2,115	171,992
JTEKT Corp.	2,800	43,485
Kawasaki Heavy Industries Ltd.	16,000	48,576
Komatsu Ltd.	11,700	304,927
Kone OYJ, Class B	4,251	186,659
Kubota Corp.	12,900	193,622
Kurita Water Industries Ltd.	1,400	33,865
Makita Corp.	2,600	91,081
MAN SE	401	41,337
Metso OYJ	1,535	46,473
MINEBEA MITSUMI, Inc.	4,000	53,355
Mitsubishi Heavy Industries Ltd.	40,000	160,460
Nabtesco Corp.	1,600	42,396
NGK Insulators Ltd.	3,000	67,906
NSK Ltd.	5,100	72,929
PACCAR, Inc.	2,874	193,133
Parker-Hannifin Corp.	1,098	176,031
Pentair plc(x)	1,364	85,632
Sandvik AB	12,838	191,840
Schindler Holding AG	539	104,286
Schindler Holding AG (Registered)	264	50,051
SKF AB, Class B(x)	4,629	91,592
SMC Corp.	700	206,988

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Snap-on, Inc.	476	$80,287
Stanley Black & Decker, Inc.	23,802	3,162,572
Sumitomo Heavy Industries Ltd.	6,000	41,822
THK Co. Ltd.	1,600	40,284
Volvo AB, Class B(x)	19,482	287,643
Wartsila OYJ Abp*	1,710	91,485
Weir Group plc (The)	2,930	70,373
Xylem, Inc.	1,492	74,928
Yangzijiang Shipbuilding Holdings Ltd.	30,135	24,343
Zardoya Otis SA	3,240	29,933

		9,750,559

Marine (0.0%)
AP Moller - Maersk A/S, Class A	44	70,982
AP Moller - Maersk A/S, Class B	85	141,024
Kuehne + Nagel International AG (Registered)	654	92,389
Mitsui OSK Lines Ltd.	15,000	47,157
Nippon Yusen KK	22,000	46,439

		397,991

Professional Services (0.3%)
Adecco Group AG (Registered)	2,011	142,847
Bureau Veritas SA	3,506	73,962
Capita plc	7,973	56,390
Dun & Bradstreet Corp. (The)	308	33,246
Equifax, Inc.	978	133,732
Experian plc	12,233	249,519
Intertek Group plc	1,862	91,776
Nielsen Holdings plc	2,754	113,768
Randstad Holding NV	1,412	81,492
Recruit Holdings Co. Ltd.	4,600	234,690
RELX NV	12,159	225,180
RELX plc	13,727	268,985
Robert Half International, Inc.	1,025	50,051
SEEK Ltd.	4,362	53,054
SGS SA (Registered)	68	145,077
Verisk Analytics, Inc.*	1,288	104,508
Wolters Kluwer NV	3,661	152,180

		2,210,457

Road & Rail (0.4%)
Aurizon Holdings Ltd.	23,941	96,027
Central Japan Railway Co.	1,800	293,290
ComfortDelGro Corp. Ltd.	29,000	53,072
CSX Corp.	7,642	355,735
DSV A/S	2,378	123,101
East Japan Railway Co.	4,097	356,744
Hankyu Hanshin Holdings, Inc.	3,000	97,548
JB Hunt Transport Services, Inc.	745	68,346
Kansas City Southern	873	74,868
Keikyu Corp.	6,000	65,858
Keio Corp.	7,000	55,457
Keisei Electric Railway Co. Ltd.	1,500	34,802
Kintetsu Group Holdings Co. Ltd.	24,000	86,446
MTR Corp. Ltd.	19,500	109,525
Nagoya Railroad Co. Ltd.	12,000	54,002
Nippon Express Co. Ltd.	10,000	51,379
Norfolk Southern Corp.	2,407	269,512
Odakyu Electric Railway Co. Ltd.	3,500	68,095
Ryder System, Inc.	432	32,590
Tobu Railway Co. Ltd.	13,000	65,858
Tokyu Corp.	13,000	92,015
Union Pacific Corp.	6,720	711,783
West Japan Railway Co.	2,100	136,586

		3,352,639

Trading Companies & Distributors (0.3%)
AerCap Holdings NV*	2,045	94,009
Ashtead Group plc	6,485	134,307
Brenntag AG	2,040	114,363
Bunzl plc	4,179	121,472
Fastenal Co.	2,369	122,004
ITOCHU Corp.	18,200	258,295
Marubeni Corp.	19,300	118,837
MISUMI Group, Inc.	3,400	61,446
Mitsubishi Corp.	18,800	406,211
Mitsui & Co. Ltd.	20,700	299,818
Rexel SA	3,907	70,939
Sumitomo Corp.	14,700	197,730
Toyota Tsusho Corp.	2,800	84,757
Travis Perkins plc	3,346	63,470
United Rentals, Inc.*	706	88,285
Wolseley plc	3,128	196,737
WW Grainger, Inc.	456	106,139

		2,538,819

Transportation Infrastructure (0.1%)
Abertis Infraestructuras SA	7,977	128,499
Aena SA§	844	133,526
Aeroports de Paris	392	48,447
Atlantia SpA	5,614	144,934
Auckland International Airport Ltd.	13,352	63,272
Fraport AG Frankfurt Airport Services Worldwide(x)	511	36,159
Groupe Eurotunnel SE (Registered)	5,619	56,539
Hutchison Port Holdings Trust(x)	80,800	32,568
Japan Airport Terminal Co. Ltd.	600	20,830
Kamigumi Co. Ltd.	3,000	25,923
Mitsubishi Logistics Corp.	1,000	13,779
SATS Ltd.	8,400	29,304
Sydney Airport	14,373	74,341
Transurban Group	25,098	223,770

		1,031,891

Total Industrials		67,243,651

Information Technology (13.9%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	121,330	4,100,953
F5 Networks, Inc.*	543	77,416
Harris Corp.	1,019	113,384
Juniper Networks, Inc.	3,140	87,386
Motorola Solutions, Inc.	1,367	117,863
Nokia OYJ	73,624	395,067
Telefonaktiebolaget LM Ericsson, Class B(x)	37,862	252,677

		5,144,746

Electronic Equipment, Instruments & Components (1.3%)
Alps Electric Co. Ltd.	2,500	70,848
Amphenol Corp., Class A	2,531	180,131
Corning, Inc.	7,612	205,524
FLIR Systems, Inc.	1,176	42,665
Hamamatsu Photonics KK	1,900	54,698
Hexagon AB, Class B	2,959	118,880
Hirose Electric Co. Ltd.	415	57,406
Hitachi High-Technologies Corp.	600	24,441
Hitachi Ltd.	60,400	326,875
Ingenico Group SA	559	52,752
Keyence Corp.	1,180	472,509
Knowles Corp.(x)*	200,990	3,808,761
Kyocera Corp.	3,900	217,262
Murata Manufacturing Co. Ltd.	2,400	341,364
Nippon Electric Glass Co. Ltd.	6,000	36,271
Omron Corp.	87,900	3,856,925
Shimadzu Corp.	3,000	47,669
TDK Corp.	1,600	101,320
TE Connectivity Ltd.	2,915	217,313
Yaskawa Electric Corp.	3,100	62,206

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Yokogawa Electric Corp.	2,400	$37,769

		10,333,589

Internet Software & Services (1.8%)
Akamai Technologies, Inc.*	1,417	84,595
Alphabet, Inc., Class A*	9,759	8,273,680
Alphabet, Inc., Class C*	2,440	2,024,126
Auto Trader Group plc§	11,148	54,794
DeNA Co. Ltd.	1,300	26,378
eBay, Inc.*	8,361	280,679
Facebook, Inc., Class A*	19,436	2,760,884
Kakaku.com, Inc.(x)	2,000	27,216
Mixi, Inc.	600	28,887
United Internet AG (Registered)	1,684	74,518
VeriSign, Inc.(x)*	717	62,458
Yahoo Japan Corp.(x)	16,300	75,256
Yahoo!, Inc.*	7,180	333,224

		14,106,695

IT Services (0.9%)
Accenture plc, Class A	5,145	616,782
Alliance Data Systems Corp.	458	114,042
Amadeus IT Group SA	5,580	283,113
Atos SE	1,100	136,065
Automatic Data Processing, Inc.	3,692	378,024
Capgemini SA	2,002	184,869
Cognizant Technology Solutions Corp., Class A*	4,976	296,172
Computershare Ltd.(x)	6,230	66,922
CSRA, Inc.	1,161	34,006
Fidelity National Information Services, Inc.	2,688	214,019
Fiserv, Inc.*	1,802	207,789
Fujitsu Ltd.	23,000	140,669
Global Payments, Inc.	1,260	101,657
International Business Machines Corp.	7,090	1,234,652
Mastercard, Inc., Class A	7,767	873,553
Nomura Research Institute Ltd.	1,815	66,842
NTT Data Corp.	1,600	75,883
Obic Co. Ltd.	800	38,085
Otsuka Corp.	700	37,977
Paychex, Inc.	2,631	154,966
PayPal Holdings, Inc.*	9,203	395,913
Teradata Corp.*	1,090	33,921
Total System Services, Inc.	1,391	74,363
Visa, Inc., Class A	15,359	1,364,953
Western Union Co. (The)	3,999	81,380
Worldpay Group plc§	22,391	82,871

		7,289,488

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	6,345	92,320
Analog Devices, Inc.	2,977	243,965
Applied Materials, Inc.	104,913	4,081,116
ASM Pacific Technology Ltd.	3,400	46,243
ASML Holding NV	4,532	601,441
Broadcom Ltd.	3,309	724,539
Infineon Technologies AG	14,287	291,796
Intel Corp.	38,934	1,404,349
KLA-Tencor Corp.	1,277	121,404
Lam Research Corp.	1,314	168,665
Microchip Technology, Inc.	1,765	130,222
Micron Technology, Inc.*	8,514	246,055
NVIDIA Corp.	4,863	529,727
NXP Semiconductors NV*	3,719	384,917
Qorvo, Inc.*	1,049	71,919
QUALCOMM, Inc.	12,169	697,770
Rohm Co. Ltd.	1,000	66,469
Skyworks Solutions, Inc.	1,537	150,595
STMicroelectronics NV	8,239	125,952
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)(x)	70,245	2,306,846
Texas Instruments, Inc.	8,226	662,687
Tokyo Electron Ltd.	2,000	218,360
Xilinx, Inc.	2,078	120,295

		13,487,652

Software (3.8%)
Activision Blizzard, Inc.	5,701	284,252
Adobe Systems, Inc.*	4,086	531,711
Autodesk, Inc.*	1,601	138,438
CA, Inc.	2,576	81,711
Check Point Software Technologies Ltd.*	1,539	157,994
Citrix Systems, Inc.*	1,277	106,489
Dassault Systemes SE	1,565	135,467
Electronic Arts, Inc.*	2,557	228,903
Gemalto NV	1,128	63,031
Intuit, Inc.	2,009	233,024
Konami Holdings Corp.	1,200	50,930
LINE Corp.(x)*	500	19,200
Microsoft Corp.	197,368	12,998,655
Mobileye NV*	2,337	143,492
Nexon Co. Ltd.	2,400	38,135
Nice Ltd.	797	53,551
Nintendo Co. Ltd.	1,400	324,881
Oracle Corp.	210,383	9,385,185
Oracle Corp. Japan	500	28,564
Red Hat, Inc.*	1,485	128,453
Sage Group plc (The)	12,972	102,473
salesforce.com, Inc.*	5,395	445,034
SAP SE	43,673	4,285,380
Symantec Corp.	5,047	154,842
Synopsys, Inc.*	1,244	89,730
Trend Micro, Inc.	1,500	66,694

		30,276,219

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	83,662	12,018,882
Brother Industries Ltd.	3,100	64,740
Canon, Inc.	13,400	417,780
Catcher Technology Co. Ltd.	283,000	2,798,056
FUJIFILM Holdings Corp.	5,400	210,897
Hewlett Packard Enterprise Co.	77,005	1,825,019
HP, Inc.	14,028	250,821
Konica Minolta, Inc.	292,000	2,612,342
NEC Corp.	34,000	81,847
NetApp, Inc.	2,230	93,326
Ricoh Co. Ltd.	8,000	65,822
Samsung Electronics Co. Ltd. (GDR)	11,280	10,349,399
Seagate Technology plc	2,448	112,437
Seiko Epson Corp.	3,200	67,374
Western Digital Corp.	2,397	197,824
Xerox Corp.	6,879	50,492

		31,217,058

Total Information Technology		111,855,447

Materials (5.4%)
Chemicals (2.4%)
Air Liquide SA	4,834	552,305
Air Products & Chemicals, Inc.	1,776	240,275
Air Water, Inc.	2,000	36,863
Akzo Nobel NV	50,578	4,194,046
Albemarle Corp.	902	95,287
Arkema SA	898	88,595
Asahi Kasei Corp.	16,000	155,214
BASF SE	11,437	1,133,716
CF Industries Holdings, Inc.	1,793	52,625

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Chr Hansen Holding A/S	1,132	$72,657
Covestro AG§	952	73,285
Croda International plc	1,760	78,590
Daicel Corp.	4,000	48,181
Dow Chemical Co. (The)	9,239	587,046
Eastman Chemical Co.	1,248	100,838
Ecolab, Inc.	2,152	269,732
EI du Pont de Nemours & Co.	7,107	570,905
EMS-Chemie Holding AG (Registered)	88	51,263
Evonik Industries AG	1,893	61,725
FMC Corp.	1,087	75,644
Frutarom Industries Ltd.	475	26,553
Fuchs Petrolub SE (Preference)(q)	921	44,931
Givaudan SA (Registered)	116	208,919
Hitachi Chemical Co. Ltd.	1,400	38,732
Incitec Pivot Ltd.	23,083	66,309
International Flavors & Fragrances, Inc.	639	84,687
Israel Chemicals Ltd.	6,622	28,152
Johnson Matthey plc	2,226	85,900
JSR Corp.	2,500	42,149
K+S AG (Registered)(x)	2,252	52,349
Kaneka Corp.	3,000	22,312
Kansai Paint Co. Ltd.	3,000	63,676
Koninklijke DSM NV	2,291	154,977
Kuraray Co. Ltd.	4,600	69,746
LANXESS AG	1,182	79,302
Linde AG	2,289	381,181
LyondellBasell Industries NV, Class A	36,015	3,284,207
Mitsubishi Chemical Holdings Corp.(x)	15,700	121,477
Mitsubishi Gas Chemical Co., Inc.	2,500	51,918
Mitsui Chemicals, Inc.	12,000	59,283
Monsanto Co.	3,632	411,142
Mosaic Co. (The)	2,871	83,776
Nippon Paint Holdings Co. Ltd.	2,000	69,613
Nissan Chemical Industries Ltd.	1,500	43,654
Nitto Denko Corp.	2,100	162,258
Novozymes A/S, Class B	2,901	114,982
Orica Ltd.	5,042	67,797
PPG Industries, Inc.	2,124	223,190
Praxair, Inc.	2,339	277,405
Sherwin-Williams Co. (The)	674	209,068
Shin-Etsu Chemical Co. Ltd.	4,900	424,464
Sika AG	27	162,003
Solvay SA	946	115,603
Sumitomo Chemical Co. Ltd.	18,000	100,566
Symrise AG	1,458	96,963
Syngenta AG (Registered)	1,134	500,516
Taiyo Nippon Sanso Corp.	2,000	23,390
Teijin Ltd.	2,000	37,708
Toray Industries, Inc.	18,000	159,580
Umicore SA	1,235	70,354
Yara International ASA	53,444	2,057,789

		18,917,373

Construction Materials (1.0%)
Boral Ltd.	12,310	54,924
CRH plc	148,519	5,239,612
Fletcher Building Ltd.	8,834	51,523
HeidelbergCement AG	21,673	2,029,078
Imerys SA	480	40,745
James Hardie Industries plc (CDI)	5,735	90,128
LafargeHolcim Ltd. (Registered)*	5,590	330,383
Martin Marietta Materials, Inc.	520	113,490
Taiheiyo Cement Corp.	16,000	53,463
Vulcan Materials Co.	1,091	131,444

		8,134,790

Containers & Packaging (0.1%)
Amcor Ltd.	14,667	168,756
Avery Dennison Corp.	732	58,999
Ball Corp.	1,429	106,118
International Paper Co.	3,372	171,231
Sealed Air Corp.	1,573	68,551
Toyo Seikan Group Holdings Ltd.	2,100	34,104
WestRock Co.	2,045	106,401

		714,160

Metals & Mining (1.9%)
Alumina Ltd.(x)	33,989	46,482
Anglo American plc*	17,475	267,003
Antofagasta plc	5,347	55,905
ArcelorMittal*	23,360	196,523
BHP Billiton Ltd.	39,583	727,004
BHP Billiton plc	26,099	403,511
Boliden AB	3,528	105,124
Fortescue Metals Group Ltd.	19,159	91,191
Freeport-McMoRan, Inc.*	10,925	145,958
Fresnillo plc	2,927	57,062
Glencore plc*	629,144	2,468,419
Hitachi Metals Ltd.	3,000	42,091
Industrias Penoles SAB de CV	75,577	1,949,790
JFE Holdings, Inc.	6,400	109,713
Kobe Steel Ltd.*	3,900	35,591
Maruichi Steel Tube Ltd.	600	17,057
Mitsubishi Materials Corp.	1,500	45,406
Newcrest Mining Ltd.	9,616	163,609
Newmont Mining Corp.	4,350	143,376
Nippon Steel & Sumitomo Metal Corp.	10,005	230,511
Norsk Hydro ASA	17,378	100,914
Nucor Corp.	2,610	155,869
Randgold Resources Ltd.	1,105	96,427
Rio Tinto Ltd.	5,236	241,858
Rio Tinto plc	15,495	623,082
Silver Wheaton Corp.	129,300	2,694,216
South32 Ltd.	66,725	140,699
Sumitomo Metal Mining Co. Ltd.	261,000	3,712,329
thyssenkrupp AG	4,875	119,407
voestalpine AG	1,199	47,199

		15,233,326

Paper & Forest Products (0.0%)
Mondi plc	4,224	101,982
Oji Holdings Corp.	11,000	51,478
Stora Enso OYJ, Class R	7,051	83,344
UPM-Kymmene OYJ	6,585	154,687

		391,491

Total Materials		43,391,140

Real Estate (2.0%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	781	86,316
American Tower Corp. (REIT)	3,556	432,196
Apartment Investment & Management Co. (REIT), Class A	1,259	55,837
Ascendas REIT (REIT)	30,917	55,696
AvalonBay Communities, Inc. (REIT)	1,126	206,734
Boston Properties, Inc. (REIT)	1,260	166,837
British Land Co. plc (The) (REIT)	11,730	89,649
CapitaLand Commercial Trust (REIT)	30,400	33,576

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CapitaLand Mall Trust (REIT)	34,400	$48,446
Crown Castle International Corp. (REIT)	2,957	279,289
Daiwa House REIT Investment Corp. (REIT)	17	44,191
Dexus Property Group (REIT)	11,648	86,944
Digital Realty Trust, Inc. (REIT)	1,373	146,073
Equinix, Inc. (REIT)	641	256,637
Equity Residential (REIT)	2,998	186,536
Essex Property Trust, Inc. (REIT)	537	124,332
Extra Space Storage, Inc. (REIT)	1,014	75,431
Federal Realty Investment Trust (REIT)	579	77,297
Fonciere Des Regions (REIT)	363	30,325
Gecina SA (REIT)	535	72,598
GGP, Inc. (REIT)*	4,788	110,986
Goodman Group (REIT)	22,700	134,233
GPT Group (The) (REIT)	22,685	89,256
Hammerson plc (REIT)	10,577	75,668
HCP, Inc. (REIT)	3,834	119,928
Host Hotels & Resorts, Inc. (REIT)	6,088	113,602
ICADE (REIT)	390	28,574
Intu Properties plc (REIT)(x)	12,253	42,862
Iron Mountain, Inc. (REIT)	2,007	71,590
Japan Prime Realty Investment Corp. (REIT)	9	34,842
Japan Real Estate Investment Corp. (REIT)	17	90,093
Japan Retail Fund Investment Corp. (REIT)	34	66,699
Kimco Realty Corp. (REIT)	3,444	76,078
Klepierre (REIT)	2,706	105,251
Land Securities Group plc (REIT)	9,836	130,506
Link REIT (REIT)	27,000	189,172
Macerich Co. (The) (REIT)	961	61,888
Mid-America Apartment Communities, Inc. (REIT)	930	94,618
Mirvac Group (REIT)	49,100	82,152
Nippon Building Fund, Inc. (REIT)	17	92,994
Nippon Prologis REIT, Inc. (REIT)	20	43,349
Nomura Real Estate Master Fund, Inc. (REIT)	50	77,607
Prologis, Inc. (REIT)	4,321	224,173
Public Storage (REIT)	1,223	267,727
Realty Income Corp. (REIT)	2,250	133,943
Regency Centers Corp. (REIT)	1,200	79,668
Scentre Group (REIT)	66,894	219,249
Segro plc (REIT)	10,382	59,341
Simon Property Group, Inc. (REIT)	2,647	455,363
SL Green Realty Corp. (REIT)	822	87,642
Stockland (REIT)	28,650	101,563
Suntec REIT (REIT)	33,300	42,611
UDR, Inc. (REIT)	2,160	78,322
Unibail-Rodamco SE (REIT)(x)	1,211	283,054
United Urban Investment Corp. (REIT)	38	58,367
Ventas, Inc. (REIT)	2,881	187,380
Vicinity Centres (REIT)	39,807	86,068
Vornado Realty Trust (REIT)	1,409	141,337
Welltower, Inc. (REIT)	2,935	207,857
Westfield Corp. (REIT)	24,744	167,871
Weyerhaeuser Co. (REIT)	6,139	208,603

		7,577,027

Real Estate Management & Development (1.1%)
Aeon Mall Co. Ltd.	1,570	24,707
Azrieli Group Ltd.	437	23,186
CapitaLand Ltd.	32,000	83,040
CBRE Group, Inc., Class A*	2,449	85,201
Cheung Kong Property Holdings Ltd.	177,924	1,198,523
City Developments Ltd.	5,100	37,188
Daito Trust Construction Co. Ltd.	900	123,646
Daiwa House Industry Co. Ltd.	6,800	195,211
Deutsche Wohnen AG	4,133	136,086
Global Logistic Properties Ltd.	34,200	67,967
Hang Lung Group Ltd.	11,000	46,921
Hang Lung Properties Ltd.	25,000	64,981
Henderson Land Development Co. Ltd.	12,251	75,904
Hongkong Land Holdings Ltd.	14,600	111,106
Hulic Co. Ltd.	4,100	38,558
Hysan Development Co. Ltd.	9,000	40,822
Kerry Properties Ltd.	9,500	32,944
LendLease Group	6,301	75,002
Mitsubishi Estate Co. Ltd.	16,000	291,745
Mitsui Fudosan Co. Ltd.	89,000	1,897,835
New World Development Co. Ltd.	71,133	87,503
Nomura Real Estate Holdings, Inc.	1,700	27,089
Sino Land Co. Ltd.	40,600	71,154
Sumitomo Realty & Development Co. Ltd.	4,000	103,692
Sun Hung Kai Properties Ltd.	18,000	264,505
Swire Pacific Ltd., Class A	134,260	1,340,613
Swire Properties Ltd.	532,332	1,705,600
Swiss Prime Site AG (Registered)*	904	79,556
Tokyo Tatemono Co. Ltd.	2,200	29,009
Tokyu Fudosan Holdings Corp.	7,100	38,520
UOL Group Ltd.	6,428	32,029
Vonovia SE	5,793	204,124
Wharf Holdings Ltd. (The)(x)	17,400	149,338
Wheelock & Co. Ltd.	9,000	71,164

		8,854,469

Total Real Estate		16,431,496

Telecommunication Services (4.2%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	50,618	2,103,178
Bezeq The Israeli Telecommunication Corp. Ltd.	26,067	46,845
BT Group plc	105,737	421,545
CenturyLink, Inc.(x)	4,160	98,051
Deutsche Telekom AG (Registered)	40,922	717,043
Elisa OYJ	1,831	64,752
HKT Trust & HKT Ltd.	35,414	45,660
Iliad SA	340	76,043
Inmarsat plc	6,041	64,372
Koninklijke KPN NV	42,768	128,799
Level 3 Communications, Inc.*	2,388	136,641
Nippon Telegraph & Telephone Corp.	8,556	365,204
Orange SA	24,808	385,465
PCCW Ltd.	61,000	35,949
Proximus SADP	1,648	51,714
SFR Group SA*	1,353	42,565
Singapore Telecommunications Ltd.	1,216,950	3,410,261
Spark New Zealand Ltd.	23,871	58,567
Swisscom AG (Registered)(x)	321	148,090
TDC A/S	10,686	55,103
Telecom Italia SpA*	224,473	187,901
Telefonica Deutschland Holding AG	9,992	49,567
Telefonica SA	336,783	3,767,052
Telenor ASA	211,269	3,516,147
Telia Co. AB	31,569	132,432
Telstra Corp. Ltd.	54,576	194,304
TPG Telecom Ltd.(x)	3,744	19,937

See Notes to Portfolio of Investments.

12

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AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Verizon Communications, Inc.	33,578	$1,636,928
Vivendi SA(x)	12,715	247,211
Vocus Group Ltd.	5,255	17,344

		18,224,670

Wireless Telecommunication Services (1.9%)
China Mobile Ltd.	267,500	2,927,475
KDDI Corp.	22,800	598,416
Millicom International Cellular SA (SDR)	740	41,267
NTT DOCOMO, Inc.	17,200	400,530
SoftBank Group Corp.	75,100	5,303,478
StarHub Ltd.(x)	8,019	16,510
Tele2 AB, Class B	4,200	40,099
Vodafone Group plc	2,300,686	5,998,543

		15,326,318

Total Telecommunication Services		33,550,988

Utilities (1.7%)
Electric Utilities (0.8%)
Alliant Energy Corp.	1,932	76,527
American Electric Power Co., Inc.	4,032	270,668
AusNet Services	19,264	24,799
Cheung Kong Infrastructure Holdings Ltd.	8,000	62,794
Chubu Electric Power Co., Inc.	7,900	105,802
Chugoku Electric Power Co., Inc. (The)	3,000	33,199
CLP Holdings Ltd.	20,500	214,325
Contact Energy Ltd.	8,954	31,760
DONG Energy A/S§	1,833	70,680
Duke Energy Corp.	5,792	475,001
Edison International	2,671	212,638
EDP - Energias de Portugal SA	30,107	101,975
Electricite de France SA	4,763	40,101
Endesa SA	3,847	90,411
Enel SpA	95,215	448,354
Entergy Corp.	1,468	111,509
Eversource Energy	2,601	152,887
Exelon Corp.	7,567	272,261
FirstEnergy Corp.	3,486	110,925
Fortum OYJ	5,790	91,602
HK Electric Investments & HK Electric Investments Ltd.§	34,000	31,325
Hokuriku Electric Power Co.(x)	2,300	22,312
Iberdrola SA	68,482	489,843
Kansai Electric Power Co., Inc. (The)	9,100	111,737
Kyushu Electric Power Co., Inc.	5,900	62,853
Mercury NZ Ltd.	6,874	15,179
NextEra Energy, Inc.	3,896	500,129
PG&E Corp.	4,223	280,238
Pinnacle West Capital Corp.	975	81,296
Power Assets Holdings Ltd.	17,500	150,872
PPL Corp.	5,560	207,888
Red Electrica Corp. SA	4,720	90,635
Southern Co. (The)	8,204	408,395
SSE plc	13,057	241,461
Terna Rete Elettrica Nazionale SpA	18,158	90,075
Tohoku Electric Power Co., Inc.	5,900	79,917
Tokyo Electric Power Co. Holdings, Inc.*	17,700	69,318
Xcel Energy, Inc.	4,165	185,134

		6,116,825

Gas Utilities (0.1%)
APA Group	13,380	91,592
Gas Natural SDG SA	4,477	98,100
Hong Kong & China Gas Co. Ltd.(x)	97,872	195,707
Osaka Gas Co. Ltd.	24,000	91,188
Toho Gas Co. Ltd.	6,000	42,414
Tokyo Gas Co. Ltd.	25,000	113,761

		632,762

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	5,512	61,624
Electric Power Development Co. Ltd.	2,000	46,798
Meridian Energy Ltd.	12,587	24,706
NRG Energy, Inc.	2,637	49,312

		182,440

Multi-Utilities (0.8%)
AGL Energy Ltd.	8,146	164,115
Ameren Corp.	1,982	108,197
CenterPoint Energy, Inc.	3,524	97,157
Centrica plc	67,761	184,228
CMS Energy Corp.	2,288	102,365
Consolidated Edison, Inc.	2,496	193,839
Dominion Resources, Inc.	5,213	404,372
DTE Energy Co.	1,538	157,045
DUET Group	30,152	64,271
E.ON SE	27,395	217,755
Engie SA	19,726	279,460
Innogy SE*§	84,981	3,207,925
National Grid plc	46,749	593,626
NiSource, Inc.	2,554	60,760
Public Service Enterprise Group, Inc.	4,148	183,964
RWE AG*	6,527	108,170
SCANA Corp.	1,197	78,224
Sempra Energy	2,048	226,304
Suez	3,905	61,675
Veolia Environnement SA	6,043	113,204
WEC Energy Group, Inc.	2,588	156,910

		6,763,566

Water Utilities (0.0%)
American Water Works Co., Inc.	1,459	113,466
Severn Trent plc	2,906	86,727
United Utilities Group plc	8,515	105,991

		306,184

Total Utilities		14,001,777

Total Common Stocks (90.2%) (Cost $532,507,079)		725,399,420

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Capital Markets (0.0%)
Deutsche Bank AG* (Cost $—)	16,941	40,483

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.9%)
JPMorgan Prime Money Market Fund, IM Shares*	23,267,705	23,274,685

See Notes to Portfolio of Investments.

13

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AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $200,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $204,000.(xx)	$200,000	$200,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $900,066, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $918,000.(xx)	900,000	900,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $500,040, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $510,001.(xx)	500,000	500,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $1,300,141, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $1,427,383.(xx)	1,300,000	1,300,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $326,856, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $333,371.(xx)	326,835	326,835
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $600,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $612,370.(xx)	600,000	600,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $500,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $510,308.(xx)	500,000	500,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $500,082, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $510,069.(xx)	500,000	500,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $2,000,163, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $2,040,167.(xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,550,102, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $1,581,000.(xx)	1,550,000	1,550,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $200,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $204,000.(xx)	200,000	200,000

Total Repurchase Agreements		8,576,835

Total Short-Term Investments (4.0%) (Cost $31,847,463)		31,851,520

Total Investments (94.2%) (Cost $564,354,542)		757,291,423
Other Assets Less Liabilities (5.8%)		46,774,978

Net Assets (100%)		$804,066,401

See Notes to Portfolio of Investments.

14

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AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $9,030,686. This was secured by cash collateral of $8,576,835 which was subsequently invested in joint repurchase agreements with a total value of $8,576,835, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $871,382 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.500%, maturing 4/13/17-11/15/45.

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $3,961,062 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

15

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AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.6%
Austria	0.1
Belgium	0.2
Bermuda	0.0	#
Canada	0.7
Chile	0.0	#
China	1.0
Denmark	0.3
Finland	0.2
France	5.0
Germany	4.6
Hong Kong	1.8
Ireland	0.7
Israel	0.6
Italy	0.7
Japan	9.0
Jersey	0.0	#
Jordan	0.0	#
Luxembourg	0.3
Macau	0.0	#
Mexico	0.3
Netherlands	3.8
New Zealand	0.0	#
Norway	0.8
Portugal	0.4
Singapore	1.0
South Africa	0.0	#
South Korea	2.2
Spain	1.1
Sweden	0.8
Switzerland	3.8
Taiwan	0.6
Thailand	0.3
United Kingdom	8.7
United States	43.6
Cash and Other	5.8

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

16

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AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
AXA SA	$609,431	$—	$—	$624,576	$—	$—
BlackRock, Inc.	380,921	—	—	383,894	2,503	—
PNC Financial Services Group, Inc. (The)	471,349	—	—	484,567	2,217	—

	$1,461,701	$—	$—	$1,493,037	$4,720	$—

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	375	June-17	$13,418,380	$13,705,713	$287,333
FTSE 100 Index	93	June-17	8,467,193	8,477,391	10,198
S&P 500 E-Mini Index	343	June-17	40,514,471	40,460,280	(54,191)
SPI 200 Index	31	June-17	3,402,668	3,462,601	59,933
TOPIX Index	62	June-17	8,584,842	8,423,156	(161,686)

					$141,587

At March 31, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/16/17	Morgan Stanley	353	$269,635	$266,854	$2,781
British Pound vs. U.S. Dollar, expiring 6/16/17	Morgan Stanley	554	694,800	673,135	21,665
European Union Euro vs. U.S. Dollar, expiring 6/16/17	Morgan Stanley	1,079	1,154,715	1,152,025	2,690
Japanese Yen vs. U.S. Dollar, expiring 6/16/17	Morgan Stanley	77,105	694,580	673,455	21,125

					$48,261

See Notes to Portfolio of Investments.

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AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$31,156,709	$46,361,870	$—	$77,518,579
Consumer Staples	22,279,699	24,768,034	—	47,047,733
Energy	24,334,276	42,586,694	—	66,920,970
Financials	59,764,871	82,333,420	—	142,098,291
Health Care	61,388,098	43,951,250	—	105,339,348
Industrials	27,044,075	40,199,576	—	67,243,651
Information Technology	80,741,340	31,114,107	—	111,855,447
Materials	12,411,270	30,979,870	—	43,391,140
Real Estate	5,010,527	11,420,969	—	16,431,496
Telecommunication Services	3,974,798	29,576,190	—	33,550,988
Utilities	5,339,037	8,662,740	—	14,001,777
Forward Currency Contracts	—	48,261	—	48,261
Futures	357,464	—	—	357,464
Rights
Financials	—	40,483	—	40,483
Short-Term Investments
Investment Companies	23,274,685	—	—	23,274,685
Repurchase Agreements	—	8,576,835	—	8,576,835

Total Assets	$357,076,849	$400,620,299	$—	$757,697,148

Liabilities:
Futures	$(215,877)	$—	$—	$(215,877)

Total Liabilities	$(215,877)	$—	$—	$(215,877)

Total	$356,860,972	$400,620,299	$—	$757,481,271

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$241,090,043
Aggregate gross unrealized depreciation	(51,050,302)

Net unrealized appreciation	$190,039,741

Federal income tax cost of investments	$567,251,682

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (0.2%)
BorgWarner, Inc.	73,695	$3,079,714
Delphi Automotive plc	98,594	7,935,831
Goodyear Tire & Rubber Co. (The)	88,036	3,169,296

		14,184,841

Automobiles (0.5%)
Ford Motor Co.	1,407,160	16,379,342
General Motors Co.	491,992	17,396,837
Harley-Davidson, Inc.	64,259	3,887,670

		37,663,849

Distributors (0.1%)
Genuine Parts Co.	52,744	4,874,073
LKQ Corp.*	112,008	3,278,474

		8,152,547

Diversified Consumer Services (0.0%)
H&R Block, Inc.	75,423	1,753,585

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	149,727	8,820,418
Chipotle Mexican Grill, Inc.*	10,593	4,719,393
Darden Restaurants, Inc.	44,477	3,721,391
Marriott International, Inc., Class A	113,667	10,705,158
McDonald’s Corp.	295,808	38,339,674
Royal Caribbean Cruises Ltd.	61,622	6,045,734
Starbucks Corp.	529,201	30,900,046
Wyndham Worldwide Corp.	36,930	3,112,830
Wynn Resorts Ltd.	28,873	3,309,135
Yum Brands, Inc.	120,953	7,728,897

		117,402,676

Household Durables (0.4%)
DR Horton, Inc.	122,915	4,094,299
Garmin Ltd.	40,262	2,057,791
Leggett & Platt, Inc.	48,749	2,453,050
Lennar Corp., Class A	74,251	3,800,909
Mohawk Industries, Inc.*	22,351	5,129,331
Newell Brands, Inc.	172,650	8,143,900
PulteGroup, Inc.	100,246	2,360,793
Whirlpool Corp.	27,486	4,709,176

		32,749,249

Internet & Direct Marketing Retail (2.3%)
Amazon.com, Inc.*	143,249	126,995,969
Expedia, Inc.	44,424	5,604,976
Netflix, Inc.*	156,419	23,120,292
Priceline Group, Inc. (The)*	17,791	31,667,446
TripAdvisor, Inc.*	42,576	1,837,580

		189,226,263

Leisure Products (0.1%)
Hasbro, Inc.	41,173	4,109,889
Mattel, Inc.	125,239	3,207,371

		7,317,260

Media (3.0%)
CBS Corp. (Non-Voting), Class B	134,100	9,301,176
Charter Communications, Inc., Class A*	78,070	25,553,872
Comcast Corp., Class A	1,712,165	64,360,283
Discovery Communications, Inc., Class A(x)*	55,449	1,613,011
Discovery Communications, Inc., Class C*	79,624	2,254,156
DISH Network Corp., Class A*	82,867	5,261,226
Interpublic Group of Cos., Inc. (The)	146,318	3,595,033
News Corp., Class A	135,650	1,763,450
News Corp., Class B	50,528	682,128
Omnicom Group, Inc.	85,792	7,396,128
Scripps Networks Interactive, Inc., Class A	33,254	2,606,116
TEGNA, Inc.	78,562	2,012,758
Time Warner, Inc.	280,609	27,418,305
Twenty-First Century Fox, Inc., Class A	381,750	12,364,882
Twenty-First Century Fox, Inc., Class B	174,125	5,533,693
Viacom, Inc., Class B	126,644	5,904,143
Walt Disney Co. (The)	525,734	59,612,979

		237,233,339

Multiline Retail (0.4%)
Dollar General Corp.	90,193	6,289,158
Dollar Tree, Inc.*	86,246	6,766,861
Kohl’s Corp.	63,338	2,521,486
Macy’s, Inc.	113,227	3,356,048
Nordstrom, Inc.(x)	41,805	1,946,859
Target Corp.	200,871	11,086,070

		31,966,482

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	26,861	3,982,412
AutoNation, Inc.*	22,798	964,127
AutoZone, Inc.*	10,140	7,331,727
Bed Bath & Beyond, Inc.	56,321	2,222,427
Best Buy Co., Inc.	96,615	4,748,627
CarMax, Inc.(x)*	65,844	3,899,282
Foot Locker, Inc.	46,500	3,478,665
Gap, Inc. (The)	82,001	1,991,804
Home Depot, Inc. (The)	440,853	64,730,447
L Brands, Inc.	88,693	4,177,440
Lowe’s Cos., Inc.	313,620	25,782,701
O’Reilly Automotive, Inc.*	32,788	8,847,514
Ross Stores, Inc.	143,687	9,464,663
Signet Jewelers Ltd.	25,683	1,779,061
Staples, Inc.	235,382	2,064,300
Tiffany & Co.	38,584	3,677,055
TJX Cos., Inc. (The)	235,040	18,586,963
Tractor Supply Co.	47,819	3,298,076
Ulta Beauty, Inc.*	20,739	5,915,385

		176,942,676

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	104,346	4,312,620
Hanesbrands, Inc.(x)	139,110	2,887,924
Michael Kors Holdings Ltd.*	59,640	2,272,880
NIKE, Inc., Class B	477,351	26,602,772
PVH Corp.	28,755	2,975,280
Ralph Lauren Corp.	20,652	1,685,616
Under Armour, Inc., Class A(x)*	69,916	1,382,938
Under Armour, Inc., Class C(x)*	58,625	1,072,838
VF Corp.	120,225	6,608,768

		49,801,636

Total Consumer Discretionary		904,394,403

Consumer Staples (8.4%)
Beverages (1.8%)
Brown-Forman Corp., Class B	61,854	2,856,418
Coca-Cola Co. (The)	1,399,517	59,395,502
Constellation Brands, Inc., Class A	62,119	10,067,626
Dr Pepper Snapple Group, Inc.	66,764	6,537,531
Molson Coors Brewing Co., Class B	67,504	6,460,808
Monster Beverage Corp.*	144,394	6,666,671
PepsiCo, Inc.	517,088	57,841,464

		149,826,020

Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	159,098	26,679,144
CVS Health Corp.	370,072	29,050,652
Kroger Co. (The)	330,539	9,747,595

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	178,658	$9,275,923
Walgreens Boots Alliance, Inc.	308,553	25,625,327
Wal-Mart Stores, Inc.	542,932	39,134,538
Whole Foods Market, Inc.	115,101	3,420,802

		142,933,981

Food Products (1.4%)
Archer-Daniels-Midland Co.	206,910	9,526,136
Campbell Soup Co.	71,425	4,088,367
Conagra Brands, Inc.	147,728	5,959,348
General Mills, Inc.	208,836	12,323,412
Hershey Co. (The)	51,414	5,616,980
Hormel Foods Corp.	99,024	3,429,201
JM Smucker Co. (The)	41,956	5,499,592
Kellogg Co.	92,355	6,705,897
Kraft Heinz Co. (The)	215,052	19,528,872
McCormick & Co., Inc. (Non-Voting)	41,206	4,019,645
Mead Johnson Nutrition Co.	67,037	5,971,656
Mondelez International, Inc., Class A	551,304	23,750,176
Tyson Foods, Inc., Class A	103,046	6,358,969

		112,778,251

Household Products (1.7%)
Church & Dwight Co., Inc.	93,791	4,677,357
Clorox Co. (The)	46,489	6,268,112
Colgate-Palmolive Co.	320,468	23,455,053
Kimberly-Clark Corp.	129,131	16,997,514
Procter & Gamble Co. (The)	924,841	83,096,963

		134,494,999

Personal Products (0.1%)
Coty, Inc., Class A	173,287	3,141,693
Estee Lauder Cos., Inc. (The), Class A	81,431	6,904,535

		10,046,228

Tobacco (1.6%)
Altria Group, Inc.	699,947	49,990,215
Philip Morris International, Inc.	561,888	63,437,155
Reynolds American, Inc.	298,014	18,780,842

		132,208,212

Total Consumer Staples		682,287,691

Energy (6.0%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	152,037	9,094,853
Halliburton Co.	311,555	15,331,622
Helmerich & Payne, Inc.(x)	40,598	2,702,609
National Oilwell Varco, Inc.	134,605	5,396,314
Schlumberger Ltd.	507,150	39,608,415
TechnipFMC plc*	165,496	5,378,620
Transocean Ltd.*	141,360	1,759,932

		79,272,365

Oil, Gas & Consumable Fuels (5.0%)
Anadarko Petroleum Corp.	201,509	12,493,558
Apache Corp.	139,520	7,169,933
Cabot Oil & Gas Corp.	171,105	4,091,121
Chesapeake Energy Corp.(x)*	289,127	1,717,414
Chevron Corp.	686,081	73,664,517
Cimarex Energy Co.	35,150	4,200,074
Concho Resources, Inc.*	54,138	6,948,071
ConocoPhillips	446,726	22,278,226
Devon Energy Corp.	187,678	7,829,926
EOG Resources, Inc.	207,839	20,274,694
EQT Corp.	62,894	3,842,823
Exxon Mobil Corp.	1,499,786	122,997,450
Hess Corp.	98,204	4,734,415
Kinder Morgan, Inc.	692,187	15,048,145
Marathon Oil Corp.	302,689	4,782,486
Marathon Petroleum Corp.	193,102	9,759,375
Murphy Oil Corp.	58,588	1,675,031
Newfield Exploration Co.*	71,829	2,651,208
Noble Energy, Inc.	152,559	5,238,876
Occidental Petroleum Corp.	275,525	17,457,264
ONEOK, Inc.	74,545	4,132,775
Phillips 66	158,663	12,569,283
Pioneer Natural Resources Co.	61,150	11,387,965
Range Resources Corp.	69,150	2,012,265
Southwestern Energy Co.*	186,572	1,524,293
Tesoro Corp.	42,837	3,472,367
Valero Energy Corp.	162,310	10,759,530
Williams Cos., Inc. (The)	293,024	8,670,580

		403,383,665

Total Energy		482,656,030

Financials (12.9%)
Banks (5.7%)
Bank of America Corp.	3,626,056	85,538,661
BB&T Corp.	291,306	13,021,378
Citigroup, Inc.	1,001,827	59,929,291
Citizens Financial Group, Inc.	186,510	6,443,921
Comerica, Inc.	62,703	4,300,172
Fifth Third Bancorp	276,159	7,014,439
Huntington Bancshares, Inc.	397,143	5,317,745
JPMorgan Chase & Co.	1,290,127	113,324,755
KeyCorp	393,691	6,999,826
M&T Bank Corp.	55,431	8,576,839
People’s United Financial, Inc.(x)	108,873	1,981,489
PNC Financial Services Group, Inc. (The)‡	175,407	21,090,938
Regions Financial Corp.	440,110	6,394,798
SunTrust Banks, Inc.	176,360	9,752,708
US Bancorp	576,042	29,666,163
Wells Fargo & Co.	1,629,692	90,708,656
Zions Bancorp	71,213	2,990,946

		473,052,725

Capital Markets (2.6%)
Affiliated Managers Group, Inc.	20,079	3,291,751
Ameriprise Financial, Inc.	56,212	7,289,572
Bank of New York Mellon Corp. (The)	374,727	17,698,356
BlackRock, Inc.‡	43,823	16,806,559
CBOE Holdings, Inc.	33,385	2,706,522
Charles Schwab Corp. (The)	440,624	17,981,865
CME Group, Inc.	122,351	14,535,299
E*TRADE Financial Corp.*	95,785	3,341,939
Franklin Resources, Inc.	125,732	5,298,346
Goldman Sachs Group, Inc. (The)	134,313	30,854,383
Intercontinental Exchange, Inc.	214,768	12,858,160
Invesco Ltd.	147,849	4,528,615
Moody’s Corp.	60,481	6,776,291
Morgan Stanley	519,933	22,273,930
Nasdaq, Inc.	41,653	2,892,801
Northern Trust Corp.	76,852	6,653,846
Raymond James Financial, Inc.	45,823	3,494,462
S&P Global, Inc.	93,222	12,187,844
State Street Corp.	130,032	10,351,848
T Rowe Price Group, Inc.	89,036	6,067,803

		207,890,192

Consumer Finance (0.7%)
American Express Co.	273,750	21,656,363
Capital One Financial Corp.	173,826	15,063,761
Discover Financial Services	137,965	9,435,426
Navient Corp.	99,587	1,469,904
Synchrony Financial	281,026	9,639,192

		57,264,646

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	686,995	$114,508,327
Leucadia National Corp.	116,490	3,028,740

		117,537,067

Insurance (2.4%)
Aflac, Inc.	146,299	10,594,974
Allstate Corp. (The)	132,132	10,767,437
American International Group, Inc.	336,455	21,004,886
Aon plc	94,343	11,197,571
Arthur J Gallagher & Co.	64,112	3,624,892
Assurant, Inc.	20,909	2,000,364
Chubb Ltd.	167,776	22,859,479
Cincinnati Financial Corp.	54,912	3,968,490
Hartford Financial Services Group, Inc. (The)	137,532	6,611,163
Lincoln National Corp.	83,231	5,447,469
Loews Corp.	96,928	4,533,323
Marsh & McLennan Cos., Inc.	185,895	13,735,782
MetLife, Inc.	391,792	20,694,453
Principal Financial Group, Inc.	96,365	6,081,595
Progressive Corp. (The)	211,713	8,294,915
Prudential Financial, Inc.	155,035	16,539,134
Torchmark Corp.	40,254	3,101,168
Travelers Cos., Inc. (The)	102,059	12,302,192
Unum Group	82,528	3,869,738
Willis Towers Watson plc	46,535	6,090,966
XL Group Ltd.	97,450	3,884,357

		197,204,348

Total Financials		1,052,948,978

Health Care (12.6%)
Biotechnology (2.6%)
AbbVie, Inc.	576,378	37,556,790
Alexion Pharmaceuticals, Inc.*	80,331	9,739,330
Amgen, Inc.	266,445	43,715,632
Biogen, Inc.*	78,445	21,448,432
Celgene Corp.*	281,439	35,019,455
Gilead Sciences, Inc.	471,429	32,019,458
Incyte Corp.*	64,009	8,556,083
Regeneron Pharmaceuticals, Inc.*	27,795	10,770,840
Vertex Pharmaceuticals, Inc.*	90,224	9,865,994

		208,692,014

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	625,946	27,798,262
Baxter International, Inc.	175,753	9,114,551
Becton Dickinson and Co.	76,551	14,042,515
Boston Scientific Corp.*	489,651	12,177,620
Cooper Cos., Inc. (The)	17,916	3,581,229
CR Bard, Inc.	26,091	6,484,657
Danaher Corp.	219,463	18,770,670
DENTSPLY SIRONA, Inc.	81,217	5,071,189
Edwards Lifesciences Corp.*	77,753	7,314,225
Hologic, Inc.*	101,957	4,338,270
IDEXX Laboratories, Inc.*	31,579	4,882,429
Intuitive Surgical, Inc.*	13,348	10,230,842
Medtronic plc	495,046	39,880,907
Stryker Corp.	111,753	14,712,282
Varian Medical Systems, Inc.*	34,828	3,173,876
Zimmer Biomet Holdings, Inc.	72,811	8,890,951

		190,464,475

Health Care Providers & Services (2.4%)
Aetna, Inc.	126,516	16,137,116
AmerisourceBergen Corp.	58,697	5,194,685
Anthem, Inc.	94,914	15,696,877
Cardinal Health, Inc.	114,041	9,300,044
Centene Corp.*	61,535	4,384,984
Cigna Corp.	92,566	13,559,993
DaVita, Inc.*	54,708	3,718,503
Envision Healthcare Corp.*	43,101	2,642,953
Express Scripts Holding Co.*	218,320	14,389,471
HCA Holdings, Inc.*	104,247	9,276,941
Henry Schein, Inc.*	28,080	4,772,758
Humana, Inc.	54,217	11,176,292
Laboratory Corp. of America Holdings*	36,308	5,209,109
McKesson Corp.	76,171	11,293,112
Patterson Cos., Inc.(x)	30,496	1,379,334
Quest Diagnostics, Inc.	50,488	4,957,417
UnitedHealth Group, Inc.	344,657	56,527,194
Universal Health Services, Inc., Class B	32,619	4,059,435

		193,676,218

Health Care Technology (0.1%)
Cerner Corp.*	107,288	6,313,899

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	118,175	6,247,912
Illumina, Inc.*	53,281	9,091,870
Mettler-Toledo International, Inc.*	9,335	4,470,625
PerkinElmer, Inc.	39,265	2,279,726
Thermo Fisher Scientific, Inc.	140,895	21,641,472
Waters Corp.*	28,935	4,522,830

		48,254,435

Pharmaceuticals (4.5%)
Allergan plc	120,864	28,876,827
Bristol-Myers Squibb Co.	606,827	32,999,252
Eli Lilly & Co.	350,261	29,460,453
Johnson & Johnson	980,876	122,168,105
Mallinckrodt plc*	37,874	1,688,044
Merck & Co., Inc.	994,074	63,163,462
Mylan NV*	163,910	6,390,851
Perrigo Co. plc(x)	51,515	3,420,081
Pfizer, Inc.	2,153,147	73,659,159
Zoetis, Inc.	177,748	9,486,411

		371,312,645

Total Health Care		1,018,713,686

Industrials (9.1%)
Aerospace & Defense (2.0%)
Arconic, Inc.	159,926	4,212,451
Boeing Co. (The)	206,940	36,599,409
General Dynamics Corp.	103,206	19,320,163
L3 Technologies, Inc.	28,186	4,658,864
Lockheed Martin Corp.	89,939	24,067,677
Northrop Grumman Corp.	63,550	15,114,732
Raytheon Co.	105,873	16,145,633
Rockwell Collins, Inc.	46,021	4,471,400
Textron, Inc.	98,960	4,709,506
TransDigm Group, Inc.	17,508	3,854,561
United Technologies Corp.	271,626	30,479,154

		163,633,550

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	49,641	3,836,753
Expeditors International of Washington, Inc.	65,065	3,675,522
FedEx Corp.	88,153	17,203,058
United Parcel Service, Inc., Class B	248,546	26,668,985

		51,384,318

Airlines (0.5%)
Alaska Air Group, Inc.	45,202	4,168,528
American Airlines Group, Inc.	184,514	7,804,942
Delta Air Lines, Inc.	264,546	12,158,535
Southwest Airlines Co.	221,823	11,925,204

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
United Continental Holdings, Inc.*	101,984	$7,204,150

		43,261,359

Building Products (0.3%)
Allegion plc	33,239	2,516,192
Fortune Brands Home & Security, Inc.	55,767	3,393,422
Johnson Controls International plc	337,730	14,225,188
Masco Corp.	113,462	3,856,573

		23,991,375

Commercial Services & Supplies (0.3%)
Cintas Corp.	31,460	3,980,948
Republic Services, Inc.	84,407	5,301,604
Stericycle, Inc.*	31,331	2,597,027
Waste Management, Inc.	147,459	10,752,710

		22,632,289

Construction & Engineering (0.1%)
Fluor Corp.	52,294	2,751,710
Jacobs Engineering Group, Inc.	44,754	2,474,001
Quanta Services, Inc.*	56,297	2,089,182

		7,314,893

Electrical Equipment (0.5%)
Acuity Brands, Inc.	15,961	3,256,044
AMETEK, Inc.	84,878	4,590,202
Eaton Corp. plc	162,858	12,075,921
Emerson Electric Co.	230,611	13,804,374
Rockwell Automation, Inc.	47,146	7,341,104

		41,067,645

Industrial Conglomerates (2.2%)
3M Co.	215,583	41,247,495
General Electric Co.	3,155,207	94,025,170
Honeywell International, Inc.	274,781	34,311,903
Roper Technologies, Inc.	37,065	7,653,552

		177,238,120

Machinery (1.4%)
Caterpillar, Inc.	210,946	19,567,352
Cummins, Inc.	55,550	8,399,160
Deere & Co.	106,504	11,594,025
Dover Corp.	54,963	4,416,277
Flowserve Corp.	46,584	2,255,597
Fortive Corp.	109,782	6,611,072
Illinois Tool Works, Inc.	113,698	15,061,574
Ingersoll-Rand plc	94,013	7,645,137
PACCAR, Inc.	128,009	8,602,205
Parker-Hannifin Corp.	47,383	7,596,443
Pentair plc(x)	61,227	3,843,831
Snap-on, Inc.	21,393	3,608,357
Stanley Black & Decker, Inc.	56,005	7,441,384
Xylem, Inc.	62,579	3,142,717

		109,785,131

Professional Services (0.2%)
Dun & Bradstreet Corp. (The)	12,865	1,388,648
Equifax, Inc.	43,577	5,958,719
Nielsen Holdings plc	118,604	4,899,531
Robert Half International, Inc.	47,596	2,324,113
Verisk Analytics, Inc.*	57,138	4,636,177

		19,207,188

Road & Rail (0.8%)
CSX Corp.	332,645	15,484,625
JB Hunt Transport Services, Inc.	32,467	2,978,523
Kansas City Southern	39,258	3,366,766
Norfolk Southern Corp.	104,934	11,749,460
Ryder System, Inc.	18,694	1,410,275
Union Pacific Corp.	294,809	31,226,169

		66,215,818

Trading Companies & Distributors (0.2%)
Fastenal Co.	105,653	5,441,130
United Rentals, Inc.*	30,661	3,834,158
WW Grainger, Inc.	19,399	4,515,311

		13,790,599

Total Industrials		739,522,285

Information Technology (19.9%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	1,809,852	61,172,997
F5 Networks, Inc.*	23,974	3,417,973
Harris Corp.	43,958	4,891,207
Juniper Networks, Inc.	142,800	3,974,124
Motorola Solutions, Inc.	60,117	5,183,288

		78,639,589

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	112,842	8,030,965
Corning, Inc.	332,747	8,984,169
FLIR Systems, Inc.	49,648	1,801,229
TE Connectivity Ltd.	127,198	9,482,611

		28,298,974

Internet Software & Services (4.1%)
Akamai Technologies, Inc.*	63,451	3,788,025
Alphabet, Inc., Class A*	107,354	91,014,721
Alphabet, Inc., Class C*	107,002	88,764,579
eBay, Inc.*	365,363	12,265,236
Facebook, Inc., Class A*	851,913	121,014,242
VeriSign, Inc.(x)*	30,983	2,698,929
Yahoo!, Inc.*	316,137	14,671,918

		334,217,650

IT Services (3.3%)
Accenture plc, Class A	225,605	27,045,527
Alliance Data Systems Corp.	19,918	4,959,582
Automatic Data Processing, Inc.	162,668	16,655,577
Cognizant Technology Solutions Corp., Class A*	222,100	13,219,392
CSRA, Inc.	55,365	1,621,641
Fidelity National Information Services, Inc.	117,756	9,375,733
Fiserv, Inc.*	77,583	8,946,096
Global Payments, Inc.	55,800	4,501,944
International Business Machines Corp.	310,418	54,056,191
Mastercard, Inc., Class A	340,625	38,310,094
Paychex, Inc.	117,348	6,911,797
PayPal Holdings, Inc.*	404,597	17,405,763
Teradata Corp.*	49,195	1,530,948
Total System Services, Inc.	59,414	3,176,272
Visa, Inc., Class A	673,348	59,840,436
Western Union Co. (The)	179,616	3,655,186

		271,212,179

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.(x)*	278,708	4,055,201
Analog Devices, Inc.	131,122	10,745,448
Applied Materials, Inc.	389,712	15,159,797
Broadcom Ltd.	145,543	31,868,095
Intel Corp.	1,708,626	61,630,140
KLA-Tencor Corp.	55,514	5,277,716
Lam Research Corp.	58,215	7,472,477
Microchip Technology, Inc.	78,184	5,768,416
Micron Technology, Inc.*	379,028	10,953,909
NVIDIA Corp.	213,331	23,238,146
Qorvo, Inc.*	46,882	3,214,230
QUALCOMM, Inc.	532,485	30,532,690
Skyworks Solutions, Inc.	66,278	6,493,918
Texas Instruments, Inc.	360,360	29,030,602
Xilinx, Inc.	90,838	5,258,612

		250,699,397

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Software (4.2%)
Activision Blizzard, Inc.	251,118	$12,520,743
Adobe Systems, Inc.*	179,273	23,328,795
Autodesk, Inc.*	71,742	6,203,531
CA, Inc.	115,541	3,664,961
Citrix Systems, Inc.*	56,425	4,705,281
Electronic Arts, Inc.*	112,392	10,061,332
Intuit, Inc.	87,094	10,102,033
Microsoft Corp.	2,792,285	183,899,890
Oracle Corp.	1,086,238	48,457,077
Red Hat, Inc.*	65,178	5,637,897
salesforce.com, Inc.*	236,244	19,487,768
Symantec Corp.	224,258	6,880,235
Synopsys, Inc.*	54,557	3,935,196

		338,884,739

Technology Hardware, Storage & Peripherals (3.9%)
Apple, Inc.	1,894,570	272,173,926
Hewlett Packard Enterprise Co.	598,464	14,183,597
HP, Inc.	615,492	11,004,997
NetApp, Inc.	100,009	4,185,377
Seagate Technology plc	106,628	4,897,424
Western Digital Corp.	105,161	8,678,937
Xerox Corp.	312,728	2,295,424

		317,419,682

Total Information Technology		1,619,372,210

Materials (2.6%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	77,997	10,552,214
Albemarle Corp.	40,820	4,312,225
CF Industries Holdings, Inc.(x)	82,059	2,408,432
Dow Chemical Co. (The)	404,074	25,674,861
Eastman Chemical Co.	51,984	4,200,307
Ecolab, Inc.	94,606	11,857,916
EI du Pont de Nemours & Co.	313,437	25,178,394
FMC Corp.	46,273	3,220,138
International Flavors & Fragrances, Inc.	27,926	3,701,033
LyondellBasell Industries NV, Class A	119,817	10,926,112
Monsanto Co.	157,913	17,875,752
Mosaic Co. (The)	127,829	3,730,050
PPG Industries, Inc.	92,097	9,677,553
Praxair, Inc.	102,896	12,203,466
Sherwin-Williams Co. (The)	29,477	9,143,471

		154,661,924

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	22,601	4,932,668
Vulcan Materials Co.	48,527	5,846,533

		10,779,201

Containers & Packaging (0.3%)
Avery Dennison Corp.	32,324	2,605,314
Ball Corp.	63,264	4,697,985
International Paper Co.	146,817	7,455,368
Sealed Air Corp.	71,969	3,136,409
WestRock Co.	91,777	4,775,157

		22,670,233

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.*	490,339	6,550,929
Newmont Mining Corp.	194,180	6,400,173
Nucor Corp.	116,209	6,940,001

		19,891,103

Total Materials		208,002,461

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	32,852	3,630,803
American Tower Corp. (REIT)	153,481	18,654,081
Apartment Investment & Management Co. (REIT), Class A	53,732	2,383,014
AvalonBay Communities, Inc. (REIT)	49,512	9,090,403
Boston Properties, Inc. (REIT)	54,832	7,260,305
Crown Castle International Corp. (REIT)	130,015	12,279,917
Digital Realty Trust, Inc. (REIT)	58,987	6,275,627
Equinix, Inc. (REIT)	28,098	11,249,596
Equity Residential (REIT)	132,297	8,231,519
Essex Property Trust, Inc. (REIT)	23,888	5,530,789
Extra Space Storage, Inc. (REIT)	44,762	3,329,845
Federal Realty Investment Trust (REIT)	25,745	3,436,958
GGP, Inc. (REIT)*	209,309	4,851,783
HCP, Inc. (REIT)	165,198	5,167,393
Host Hotels & Resorts, Inc. (REIT)	262,850	4,904,781
Iron Mountain, Inc. (REIT)	86,503	3,085,562
Kimco Realty Corp. (REIT)	148,620	3,283,016
Macerich Co. (The) (REIT)	43,064	2,773,322
Mid-America Apartment Communities, Inc. (REIT)	41,703	4,242,863
Prologis, Inc. (REIT)	190,589	9,887,757
Public Storage (REIT)	54,421	11,913,301
Realty Income Corp. (REIT)(x)	98,658	5,873,111
Regency Centers Corp. (REIT)	53,393	3,544,761
Simon Property Group, Inc. (REIT)	116,017	19,958,404
SL Green Realty Corp. (REIT)	36,956	3,940,249
UDR, Inc. (REIT)	96,196	3,488,067
Ventas, Inc. (REIT)	129,100	8,396,664
Vornado Realty Trust (REIT)	62,164	6,235,671
Welltower, Inc. (REIT)	131,746	9,330,252
Weyerhaeuser Co. (REIT)	267,540	9,091,009

		211,320,823

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	108,376	3,770,401

Total Real Estate		215,091,224

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	2,222,590	92,348,614
CenturyLink, Inc.(x)	200,058	4,715,367
Level 3 Communications, Inc.*	103,694	5,933,371
Verizon Communications, Inc.	1,474,739	71,893,526

Total Telecommunication Services		174,890,878

Utilities (2.9%)
Electric Utilities (1.7%)
Alliant Energy Corp.	82,607	3,272,063
American Electric Power Co., Inc.	178,954	12,013,182
Duke Energy Corp.	254,403	20,863,590
Edison International	116,198	9,250,523
Entergy Corp.	65,393	4,967,252
Eversource Energy	116,063	6,822,183
Exelon Corp.	332,669	11,969,431
FirstEnergy Corp.	162,730	5,178,069
NextEra Energy, Inc.	168,471	21,626,623
PG&E Corp.	181,734	12,059,868
Pinnacle West Capital Corp.	39,085	3,258,907
PPL Corp.	247,566	9,256,493
Southern Co. (The)	360,176	17,929,561

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	180,866	$8,039,494

		146,507,239

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	238,030	2,661,175
NRG Energy, Inc.	112,851	2,110,314

		4,771,489

Multi-Utilities (1.0%)
Ameren Corp.	89,030	4,860,148
CenterPoint Energy, Inc.	152,773	4,211,952
CMS Energy Corp.	101,811	4,555,024
Consolidated Edison, Inc.	111,917	8,691,474
Dominion Resources, Inc.	225,972	17,528,648
DTE Energy Co.	66,859	6,826,972
NiSource, Inc.	119,183	2,835,364
Public Service Enterprise Group, Inc.	184,729	8,192,731
SCANA Corp.	49,892	3,260,442
Sempra Energy	89,812	9,924,226
WEC Energy Group, Inc.	115,199	6,984,515

		77,871,496

Water Utilities (0.1%)
American Water Works Co., Inc.	62,808	4,884,578

Total Utilities		234,034,802

Total Common Stocks (90.5%) (Cost $5,223,854,420)		7,331,914,648

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $500,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $510,000.(xx)	$500,000	500,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $2,100,154, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $2,142,000.(xx)	2,100,000	2,100,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $500,045, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $510,001.(xx)	500,000	500,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $4,200,455, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $4,611,544.(xx)	4,200,000	4,200,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $1,100,087, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $1,122,002.(xx)	1,100,000	1,100,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $303,693, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $309,747.(xx)	303,673	303,673
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $1,600,144, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,632,986.(xx)	1,600,000	1,600,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $1,200,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,224,739.(xx)	1,200,000	1,200,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $1,250,089, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $1,275,091.(xx)	1,250,000	1,250,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $1,000,108, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $1,020,165.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $2,000,327, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $2,040,277.(xx)	$2,000,000	$2,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $1,000,082, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $1,020,083.(xx)	1,000,000	1,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $4,000,630, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $4,080,000.(xx)	4,000,000	4,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $1,000,158, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		21,753,673

Total Short-Term Investments (0.3%) (Cost $21,753,673)		21,753,673

Total Investments (90.8%) (Cost $5,245,608,093)		7,353,668,321
Other Assets Less Liabilities (9.2%)		744,783,674

Net Assets (100%)		$8,098,451,995

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $21,554,622. This was secured by cash collateral of $21,753,673 which was subsequently invested in joint repurchase agreements with a total value of $21,753,673, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $225,671 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 7.250%, maturing 4/27/17-2/15/45.

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$17,063,033	$—	$372,025	$16,806,559	$110,990	$21,142
PNC Financial Services Group, Inc. (The)	20,971,513	—	380,729	21,090,938	98,618	113,598

	$38,034,546	$—	$752,754	$37,897,497	$209,608	$134,740

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	6,514	June-17	$769,423,801	$768,391,440	$(1,032,361)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$904,394,403	$—	$—	$904,394,403
Consumer Staples	682,287,691	—	—	682,287,691
Energy	482,656,030	—	—	482,656,030
Financials	1,052,948,978	—	—	1,052,948,978
Health Care	1,018,713,686	—	—	1,018,713,686
Industrials	739,522,285	—	—	739,522,285
Information Technology	1,619,372,210	—	—	1,619,372,210
Materials	208,002,461	—	—	208,002,461
Real Estate	215,091,224	—	—	215,091,224
Telecommunication Services	174,890,878	—	—	174,890,878
Utilities	234,034,802	—	—	234,034,802
Short-Term Investments
Repurchase Agreements	—	21,753,673	—	21,753,673

Total Assets	$7,331,914,648	$21,753,673	$—	$7,353,668,321

Liabilities:
Futures	$(1,032,361)	$—	$—	$(1,032,361)

Total Liabilities	$(1,032,361)	$—	$—	$(1,032,361)

Total	$7,330,882,287	$21,753,673	$—	$7,352,635,960

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,234,309,346
Aggregate gross unrealized depreciation	(124,764,482)

Net unrealized appreciation	$2,109,544,864

Federal income tax cost of investments	$5,244,123,457

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.5%)
Auto Components (0.6%)
Cooper Tire & Rubber Co.	21,143	$937,692
Dana, Inc.	56,748	1,095,804
Gentex Corp.	113,378	2,418,353

		4,451,849

Automobiles (0.2%)
Thor Industries, Inc.	18,853	1,812,339

Distributors (0.3%)
Pool Corp.	16,351	1,951,165

Diversified Consumer Services (0.7%)
DeVry Education Group, Inc.	22,476	796,774
Graham Holdings Co., Class B	1,835	1,100,174
Service Corp. International	75,619	2,335,115
Sotheby’s*	18,416	837,560

		5,069,623

Hotels, Restaurants & Leisure (2.3%)
Brinker International, Inc.(x)	19,651	863,858
Buffalo Wild Wings, Inc.*	7,245	1,106,674
Cheesecake Factory, Inc. (The)	17,468	1,106,772
Churchill Downs, Inc.	4,937	784,242
Cracker Barrel Old Country Store, Inc.(x)	9,539	1,519,086
Domino’s Pizza, Inc.	19,013	3,504,097
Dunkin’ Brands Group, Inc.	36,186	1,978,650
International Speedway Corp., Class A	10,216	377,481
Jack in the Box, Inc.	12,774	1,299,371
Panera Bread Co., Class A(x)*	8,440	2,210,183
Papa John’s International, Inc.	10,536	843,301
Texas Roadhouse, Inc.	25,522	1,136,495
Wendy’s Co. (The)	76,164	1,036,592

		17,766,802

Household Durables (1.5%)
CalAtlantic Group, Inc.(x)	29,093	1,089,533
Helen of Troy Ltd.*	10,672	1,005,302
KB Home(x)	33,607	668,107
NVR, Inc.*	1,359	2,863,251
Tempur Sealy International, Inc.(x)*	18,542	861,461
Toll Brothers, Inc.	58,926	2,127,818
TRI Pointe Group, Inc.*	62,860	788,264
Tupperware Brands Corp.	19,907	1,248,567

		10,652,303

Internet & Direct Marketing Retail (0.1%)
HSN, Inc.	12,752	473,099

Leisure Products (0.6%)
Brunswick Corp.	35,634	2,180,801
Polaris Industries, Inc.(x)	23,553	1,973,741

		4,154,542

Media (1.3%)
AMC Networks, Inc., Class A*	22,121	1,298,060
Cable One, Inc.	1,853	1,157,143
Cinemark Holdings, Inc.	41,709	1,849,377
John Wiley & Sons, Inc., Class A	17,751	955,004
Live Nation Entertainment, Inc.*	52,220	1,585,921
Meredith Corp.	14,538	939,155
New York Times Co. (The), Class A	49,068	706,579
Time, Inc.	39,237	759,236

		9,250,475

Multiline Retail (0.3%)
Big Lots, Inc.(x)	17,661	859,738
Dillard’s, Inc., Class A(x)	10,302	538,176
JC Penney Co., Inc.(x)*	122,251	753,066

		2,150,980

Specialty Retail (1.9%)
Aaron’s, Inc.	25,313	752,809
American Eagle Outfitters, Inc.	67,590	948,288
Cabela’s, Inc.*	20,313	1,078,823
Chico’s FAS, Inc.	51,737	734,665
CST Brands, Inc.	29,778	1,432,024
Dick’s Sporting Goods, Inc.	34,835	1,695,071
GameStop Corp., Class A	40,530	913,952
Michaels Cos., Inc. (The)*	44,512	996,624
Murphy USA, Inc.*	13,721	1,007,396
Office Depot, Inc.	209,948	979,407
Sally Beauty Holdings, Inc.*	57,061	1,166,327
Urban Outfitters, Inc.*	34,556	821,051
Williams-Sonoma, Inc.	32,372	1,735,786

		14,262,223

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	19,562	1,756,667
Deckers Outdoor Corp.*	12,686	757,735
Kate Spade & Co.*	50,835	1,180,897
Skechers U.S.A., Inc., Class A*	52,826	1,450,074

		5,145,373

Total Consumer Discretionary		77,140,773

Consumer Staples (4.0%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	3,587	518,860

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	15,537	1,744,028
Sprouts Farmers Market, Inc.(x)*	50,739	1,173,086
United Natural Foods, Inc.*	20,073	867,756

		3,784,870

Food Products (2.7%)
Dean Foods Co.	35,468	697,301
Flowers Foods, Inc.	72,577	1,408,720
Hain Celestial Group, Inc. (The)*	41,167	1,531,412
Ingredion, Inc.	28,093	3,383,240
Lamb Weston Holdings, Inc.	54,836	2,306,402
Lancaster Colony Corp.	7,747	998,123
Post Holdings, Inc.*	25,567	2,237,624
Snyder’s-Lance, Inc.	33,694	1,358,205
Tootsie Roll Industries, Inc.(x)	6,978	260,638
TreeHouse Foods, Inc.*	22,474	1,902,649
WhiteWave Foods Co. (The)*	70,075	3,934,710

		20,019,024

Household Products (0.2%)
Energizer Holdings, Inc.	24,614	1,372,231

Personal Products (0.5%)
Avon Products, Inc.*	173,340	762,696
Edgewell Personal Care Co.*	22,985	1,681,123
Nu Skin Enterprises, Inc., Class A	20,246	1,124,463

		3,568,282

Total Consumer Staples		29,263,267

Energy (3.0%)
Energy Equipment & Services (1.3%)
Diamond Offshore Drilling, Inc.*	25,514	426,339
Dril-Quip, Inc.*	14,935	814,704
Ensco plc, Class A	120,107	1,074,958
Nabors Industries Ltd.	111,993	1,463,749
Noble Corp. plc(x)	97,186	601,581
Oceaneering International, Inc.	39,018	1,056,607
Oil States International, Inc.*	20,395	676,094

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Patterson-UTI Energy, Inc.	64,912	$1,575,414
Rowan Cos., plc, Class A*	49,279	767,767
Superior Energy Services, Inc.*	59,896	854,117

		9,311,330

Oil, Gas & Consumable Fuels (1.7%)
CONSOL Energy, Inc.*	69,502	1,166,244
Energen Corp.*	38,546	2,098,443
Gulfport Energy Corp.*	61,133	1,050,876
HollyFrontier Corp.	69,370	1,965,946
QEP Resources, Inc.*	94,948	1,206,789
SM Energy Co.	38,129	915,859
Western Refining, Inc.	31,194	1,093,974
World Fuel Services Corp.	27,787	1,007,279
WPX Energy, Inc.*	154,187	2,064,564

		12,569,974

Total Energy		21,881,304

Financials (14.5%)
Banks (6.8%)
Associated Banc-Corp.	58,913	1,437,477
BancorpSouth, Inc.	33,871	1,024,598
Bank of Hawaii Corp.	16,889	1,390,978
Bank of the Ozarks, Inc.	36,089	1,876,989
Cathay General Bancorp	29,284	1,103,421
Chemical Financial Corp.	27,789	1,421,407
Commerce Bancshares, Inc.	34,798	1,954,256
Cullen/Frost Bankers, Inc.	22,053	1,962,055
East West Bancorp, Inc.	57,345	2,959,575
First Horizon National Corp.	92,643	1,713,896
FNB Corp.	126,816	1,885,754
Fulton Financial Corp.	69,113	1,233,667
Hancock Holding Co.	32,893	1,498,276
International Bancshares Corp.	22,809	807,439
MB Financial, Inc.	28,141	1,204,998
PacWest Bancorp	47,359	2,522,340
PrivateBancorp, Inc.	31,450	1,867,187
Prosperity Bancshares, Inc.	27,334	1,905,453
Signature Bank*	21,244	3,152,397
SVB Financial Group*	20,597	3,832,896
Synovus Financial Corp.	48,465	1,988,034
TCF Financial Corp.	68,388	1,163,964
Texas Capital Bancshares, Inc.*	19,596	1,635,286
Trustmark Corp.	27,125	862,304
UMB Financial Corp.	17,268	1,300,453
Umpqua Holdings Corp.	87,903	1,559,399
Valley National Bancorp	101,043	1,192,307
Webster Financial Corp.	36,145	1,808,696
Wintrust Financial Corp.	20,715	1,431,821

		49,697,323

Capital Markets (2.5%)
Eaton Vance Corp.	44,813	2,014,792
FactSet Research Systems, Inc.	15,646	2,580,182
Federated Investors, Inc., Class B(x)	37,217	980,296
Janus Capital Group, Inc.	56,866	750,631
Legg Mason, Inc.	34,303	1,238,681
MarketAxess Holdings, Inc.	14,833	2,781,039
MSCI, Inc.	35,730	3,472,599
SEI Investments Co.	53,252	2,686,031
Stifel Financial Corp.*	26,299	1,319,947
Waddell & Reed Financial, Inc., Class A	32,636	554,812

		18,379,010

Consumer Finance (0.3%)
SLM Corp.*	171,118	2,070,528

Insurance (4.4%)
Alleghany Corp.*	6,139	3,773,397
American Financial Group, Inc.	29,026	2,769,661
Aspen Insurance Holdings Ltd.	24,273	1,263,410
Brown & Brown, Inc.	45,436	1,895,590
CNO Financial Group, Inc.	69,526	1,425,283
Everest Re Group Ltd.	16,232	3,795,203
First American Financial Corp.	43,720	1,717,322
Genworth Financial, Inc., Class A*	192,990	795,119
Hanover Insurance Group, Inc. (The)	16,915	1,523,365
Kemper Corp.	19,302	770,150
Mercury General Corp.	14,447	881,123
Old Republic International Corp.	97,264	1,991,967
Primerica, Inc.	18,033	1,482,313
Reinsurance Group of America, Inc.	25,538	3,242,814
RenaissanceRe Holdings Ltd.	16,397	2,371,826
WR Berkley Corp.	38,598	2,726,177

		32,424,720

Thrifts & Mortgage Finance (0.5%)
New York Community Bancorp, Inc.	192,893	2,694,715
Washington Federal, Inc.	35,781	1,184,351

		3,879,066

Total Financials		106,450,647

Health Care (7.3%)
Biotechnology (0.6%)
Bioverativ, Inc.*	42,967	2,339,983
United Therapeutics Corp.*	17,811	2,411,253

		4,751,236

Health Care Equipment & Supplies (3.5%)
ABIOMED, Inc.*	15,997	2,002,824
Align Technology, Inc.*	29,744	3,411,934
Globus Medical, Inc., Class A*	28,495	844,022
Halyard Health, Inc.*	18,520	705,427
Hill-Rom Holdings, Inc.	23,545	1,662,277
LivaNova plc(x)*	17,407	853,117
Masimo Corp.*	17,569	1,638,485
NuVasive, Inc.*	19,880	1,484,638
ResMed, Inc.	55,922	4,024,707
STERIS plc	33,747	2,344,067
Teleflex, Inc.	17,479	3,386,207
West Pharmaceutical Services, Inc.	29,023	2,368,567

		24,726,272

Health Care Providers & Services (1.7%)
HealthSouth Corp.	35,512	1,520,269
LifePoint Health, Inc.*	16,022	1,049,441
MEDNAX, Inc.*	36,759	2,550,339
Molina Healthcare, Inc.*	16,841	767,950
Owens & Minor, Inc.	24,569	850,087
Tenet Healthcare Corp.(x)*	31,464	557,227
VCA, Inc.*	32,216	2,947,765
WellCare Health Plans, Inc.*	17,492	2,452,553

		12,695,631

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	72,734	922,267

Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc., Class A*	8,179	1,630,402
Bio-Techne Corp.	14,799	1,504,318
Charles River Laboratories International, Inc.*	18,768	1,688,182
PAREXEL International Corp.*	19,958	1,259,549

		6,082,451

Pharmaceuticals (0.6%)
Akorn, Inc.*	35,084	844,823
Catalent, Inc.*	49,336	1,397,195
Endo International plc*	78,340	874,274

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Prestige Brands Holdings, Inc.*	21,010	$1,167,316

		4,283,608

Total Health Care		53,461,465

Industrials (13.3%)
Aerospace & Defense (1.9%)
B/E Aerospace, Inc.	40,133	2,572,927
Curtiss-Wright Corp.	17,496	1,596,685
Esterline Technologies Corp.*	11,760	1,011,948
Huntington Ingalls Industries, Inc.	18,015	3,607,323
KLX, Inc.*	20,936	935,839
Orbital ATK, Inc.	22,765	2,230,970
Teledyne Technologies, Inc.*	13,778	1,742,366

		13,698,058

Airlines (0.4%)
JetBlue Airways Corp.*	132,954	2,740,182

Building Products (0.8%)
AO Smith Corp.	58,570	2,996,441
Lennox International, Inc.	15,295	2,558,854

		5,555,295

Commercial Services & Supplies (1.3%)
Clean Harbors, Inc.*	20,551	1,143,047
Copart, Inc.*	40,470	2,506,306
Deluxe Corp.	19,262	1,390,139
Herman Miller, Inc.	23,796	750,764
HNI Corp.	17,630	812,567
MSA Safety, Inc.	12,353	873,234
Pitney Bowes, Inc.	73,768	967,098
Rollins, Inc.	38,114	1,415,173

		9,858,328

Construction & Engineering (1.1%)
AECOM*	61,175	2,177,217
Dycom Industries, Inc.*	12,497	1,161,596
EMCOR Group, Inc.	23,887	1,503,687
Granite Construction, Inc.	15,704	788,184
KBR, Inc.	56,788	853,524
Valmont Industries, Inc.	8,881	1,380,996

		7,865,204

Electrical Equipment (0.7%)
EnerSys	17,205	1,358,163
Hubbell, Inc.	20,332	2,440,857
Regal Beloit Corp.	17,873	1,352,092

		5,151,112

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	25,538	2,717,499

Machinery (4.3%)
AGCO Corp.	26,851	1,615,893
Crane Co.	19,774	1,479,688
Donaldson Co., Inc.	52,239	2,377,919
Graco, Inc.	22,109	2,081,341
IDEX Corp.	30,171	2,821,291
ITT, Inc.	34,812	1,427,988
Joy Global, Inc.	38,955	1,100,479
Kennametal, Inc.	31,691	1,243,238
Lincoln Electric Holdings, Inc.	24,548	2,132,239
Nordson Corp.	21,002	2,579,886
Oshkosh Corp.	29,534	2,025,737
Terex Corp.	41,876	1,314,906
Timken Co. (The)	28,030	1,266,956
Toro Co. (The)	43,194	2,697,898
Trinity Industries, Inc.	60,148	1,596,929
Wabtec Corp.(x)	34,158	2,664,324
Woodward, Inc.	21,867	1,485,207

		31,911,919

Marine (0.2%)
Kirby Corp.*	21,439	1,512,521

Professional Services (0.6%)
CEB, Inc.	12,737	1,001,128
FTI Consulting, Inc.*	17,055	702,154
ManpowerGroup, Inc.	26,598	2,728,157

		4,431,439

Road & Rail (0.9%)
Avis Budget Group, Inc.*	34,781	1,028,822
Genesee & Wyoming, Inc., Class A*	24,259	1,646,216
Landstar System, Inc.	16,592	1,421,105
Old Dominion Freight Line, Inc.	27,455	2,349,324
Werner Enterprises, Inc.	17,927	469,687

		6,915,154

Trading Companies & Distributors (0.7%)
GATX Corp.(x)	15,892	968,776
MSC Industrial Direct Co., Inc., Class A	17,571	1,805,597
NOW, Inc.*	42,398	719,070
Watsco, Inc.	12,018	1,720,737

		5,214,180

Total Industrials		97,570,891

Information Technology (15.8%)
Communications Equipment (1.3%)
ARRIS International plc*	75,251	1,990,388
Brocade Communications Systems, Inc.	158,664	1,980,127
Ciena Corp.*	55,352	1,306,861
InterDigital, Inc.	13,610	1,174,543
NetScout Systems, Inc.*	36,361	1,379,900
Plantronics, Inc.	13,155	711,817
ViaSat, Inc.*	20,302	1,295,674

		9,839,310

Electronic Equipment, Instruments & Components (4.0%)
Arrow Electronics, Inc.*	35,579	2,611,854
Avnet, Inc.	50,398	2,306,212
Belden, Inc.	16,746	1,158,656
Cognex Corp.	33,745	2,832,892
Coherent, Inc.*	9,688	1,992,240
IPG Photonics Corp.*	14,758	1,781,291
Jabil Circuit, Inc.	72,077	2,084,467
Keysight Technologies, Inc.*	72,334	2,614,151
Knowles Corp.(x)*	35,322	669,352
Littelfuse, Inc.	8,879	1,419,841
National Instruments Corp.	41,577	1,353,747
SYNNEX Corp.	11,587	1,297,049
Tech Data Corp.*	13,702	1,286,618
Trimble, Inc.*	99,303	3,178,688
VeriFone Systems, Inc.*	43,871	821,704
Vishay Intertechnology, Inc.(x)	53,919	886,968
Zebra Technologies Corp., Class A*	21,024	1,918,440

		30,214,170

Internet Software & Services (0.6%)
j2 Global, Inc.	19,007	1,594,877
LogMeIn, Inc.	20,656	2,013,961
WebMD Health Corp.*	15,202	800,841

		4,409,679

IT Services (3.5%)
Acxiom Corp.*	30,866	878,755
Broadridge Financial Solutions, Inc.	46,278	3,144,590
Computer Sciences Corp.	55,879	3,856,211
Convergys Corp.	37,994	803,573
CoreLogic, Inc.*	33,363	1,358,541
DST Systems, Inc.	12,794	1,567,265
Gartner, Inc.*	32,859	3,548,443

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Jack Henry & Associates, Inc.	30,371	$2,827,540
Leidos Holdings, Inc.	56,813	2,905,417
MAXIMUS, Inc.	25,916	1,611,975
NeuStar, Inc., Class A*	10,582	350,793
Science Applications International Corp.	17,353	1,291,063
WEX, Inc.*	15,247	1,578,065

		25,722,231

Semiconductors & Semiconductor Equipment (2.2%)
Cirrus Logic, Inc.*	25,272	1,533,758
Cree, Inc.*	39,170	1,047,014
Cypress Semiconductor Corp.	126,388	1,739,099
First Solar, Inc.(x)*	30,493	826,360
Integrated Device Technology, Inc.*	53,012	1,254,794
Microsemi Corp.*	45,465	2,342,811
Monolithic Power Systems, Inc.	14,715	1,355,252
Silicon Laboratories, Inc.*	16,658	1,225,196
Synaptics, Inc.*	13,766	681,555
Teradyne, Inc.	79,962	2,486,818
Versum Materials, Inc.*	42,764	1,308,578

		15,801,235

Software (3.7%)
ACI Worldwide, Inc.*	46,097	986,015
ANSYS, Inc.*	33,366	3,565,824
Cadence Design Systems, Inc.*	110,294	3,463,232
CDK Global, Inc.	56,790	3,691,919
CommVault Systems, Inc.*	16,758	851,306
Fair Isaac Corp.	12,231	1,577,187
Fortinet, Inc.*	58,014	2,224,837
Manhattan Associates, Inc.*	28,336	1,474,889
PTC, Inc.*	45,640	2,398,382
Take-Two Interactive Software, Inc.*	39,872	2,363,213
Tyler Technologies, Inc.*	13,221	2,043,438
Ultimate Software Group, Inc. (The)(x)*	11,477	2,240,425

		26,880,667

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.(x)*	42,560	636,698
Diebold Nixdorf, Inc.	29,853	916,487
NCR Corp.*	49,279	2,251,064

		3,804,249

Total Information Technology		116,671,541

Materials (7.2%)
Chemicals (3.1%)
Ashland Global Holdings, Inc.	24,538	3,038,050
Cabot Corp.	24,802	1,485,888
Chemours Co. (The)	72,309	2,783,897
Minerals Technologies, Inc.	13,881	1,063,285
NewMarket Corp.	3,661	1,659,275
Olin Corp.	65,741	2,160,907
PolyOne Corp.	33,451	1,140,345
RPM International, Inc.	52,883	2,910,151
Scotts Miracle-Gro Co. (The), Class A	17,590	1,642,730
Sensient Technologies Corp.	17,670	1,400,524
Valspar Corp. (The)	28,825	3,197,845

		22,482,897

Construction Materials (0.3%)
Eagle Materials, Inc.	19,186	1,863,728

Containers & Packaging (1.6%)
AptarGroup, Inc.	24,878	1,915,357
Bemis Co., Inc.	36,966	1,806,159
Greif, Inc., Class A	10,421	574,093
Owens-Illinois, Inc.*	64,132	1,307,010
Packaging Corp. of America	37,000	3,389,940
Silgan Holdings, Inc.	14,845	881,199
Sonoco Products Co.	39,627	2,097,061

		11,970,819

Metals & Mining (1.9%)
Allegheny Technologies, Inc.(x)	43,394	779,356
Carpenter Technology Corp.	18,701	697,547
Commercial Metals Co.	45,711	874,451
Compass Minerals International, Inc.(x)	13,480	914,618
Reliance Steel & Aluminum Co.	28,779	2,302,896
Royal Gold, Inc.	25,740	1,803,087
Steel Dynamics, Inc.	96,765	3,363,552
United States Steel Corp.	68,235	2,307,025
Worthington Industries, Inc.	17,277	779,020

		13,821,552

Paper & Forest Products (0.3%)
Domtar Corp.	25,054	914,972
Louisiana-Pacific Corp.*	56,061	1,391,434

		2,306,406

Total Materials		52,445,402

Real Estate (8.7%)
Equity Real Estate Investment Trusts (REITs) (8.3%)
American Campus Communities, Inc. (REIT)	52,338	2,490,765
Camden Property Trust (REIT)	34,663	2,788,984
Care Capital Properties, Inc. (REIT)	33,600	902,832
CoreCivic, Inc. (REIT)	46,881	1,473,001
Corporate Office Properties Trust (REIT)	37,836	1,252,372
Cousins Properties, Inc. (REIT)	165,674	1,370,124
CyrusOne, Inc. (REIT)	29,510	1,518,880
DCT Industrial Trust, Inc. (REIT)	36,098	1,737,036
Douglas Emmett, Inc. (REIT)	57,087	2,192,141
Duke Realty Corp. (REIT)	140,494	3,690,776
Education Realty Trust, Inc. (REIT)	29,038	1,186,202
EPR Properties (REIT)	25,128	1,850,175
First Industrial Realty Trust, Inc. (REIT)	46,553	1,239,706
GEO Group, Inc. (The) (REIT)	32,386	1,501,739
Healthcare Realty Trust, Inc. (REIT)	45,547	1,480,278
Highwoods Properties, Inc. (REIT)	39,819	1,956,307
Hospitality Properties Trust (REIT)	64,632	2,037,847
Kilroy Realty Corp. (REIT)	38,670	2,787,334
Lamar Advertising Co. (REIT), Class A	32,870	2,456,704
LaSalle Hotel Properties (REIT)	44,567	1,290,215
Liberty Property Trust (REIT)	57,950	2,233,973
Life Storage, Inc. (REIT)	18,282	1,501,318
Mack-Cali Realty Corp. (REIT)	35,657	960,600
Medical Properties Trust, Inc. (REIT)	126,644	1,632,441
National Retail Properties, Inc. (REIT)	58,035	2,531,487
Omega Healthcare Investors, Inc. (REIT)	77,514	2,557,187
Potlatch Corp. (REIT)	16,245	742,397
Quality Care Properties, Inc. (REIT)*	36,997	697,763
Rayonier, Inc. (REIT)	48,950	1,387,243
Senior Housing Properties Trust (REIT)	93,257	1,888,454
Tanger Factory Outlet Centers, Inc. (REIT)	37,938	1,243,228
Taubman Centers, Inc. (REIT)	23,817	1,572,398
Uniti Group, Inc. (REIT)	55,557	1,436,148
Urban Edge Properties (REIT)	36,294	954,532
Washington Prime Group, Inc. (REIT)	74,207	644,859

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Weingarten Realty Investors (REIT)	46,509	$1,552,936

		60,740,382

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	18,389	818,678
Jones Lang LaSalle, Inc.	17,999	2,005,989

		2,824,667

Total Real Estate		63,565,049

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.(x)	460,490	985,449

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	37,424	992,110

Total Telecommunication Services		1,977,559

Utilities (4.9%)
Electric Utilities (1.7%)
Great Plains Energy, Inc.	85,533	2,499,274
Hawaiian Electric Industries, Inc.	42,946	1,430,531
IDACORP, Inc.	19,841	1,646,009
OGE Energy Corp.	78,919	2,760,587
PNM Resources, Inc.	31,633	1,170,421
Westar Energy, Inc.	55,929	3,035,267

		12,542,089

Gas Utilities (2.0%)
Atmos Energy Corp.	41,085	3,245,304
National Fuel Gas Co.	33,758	2,012,652
New Jersey Resources Corp.	34,294	1,358,042
ONE Gas, Inc.	20,741	1,402,092
Southwest Gas Holdings, Inc.	18,925	1,569,072
UGI Corp.	68,338	3,375,897
WGL Holdings, Inc.	20,325	1,677,422

		14,640,481

Multi-Utilities (0.9%)
Black Hills Corp.	21,083	1,401,387
MDU Resources Group, Inc.	76,918	2,105,245
NorthWestern Corp.	19,090	1,120,583
Vectren Corp.	32,937	1,930,438

		6,557,653

Water Utilities (0.3%)
Aqua America, Inc.	70,470	2,265,611

Total Utilities		36,005,834

Total Common Stocks (89.5%) (Cost $523,763,756)		656,433,732

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.6%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $2,583,170, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $2,634,662.(xx)	$2,583,000	2,583,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $1,900,139, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $1,938,000.(xx)	1,900,000	1,900,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $1,000,079, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $1,020,002.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $4,000,433, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $4,391,946.(xx)	4,000,000	4,000,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $576,334, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $587,822.(xx)	576,296	576,296
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $800,072, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $816,493.(xx)	800,000	800,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $1,100,076, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,122,678.(xx)	1,100,000	1,100,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $1,000,108, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $1,020,165.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $500,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $510,036.(xx)	$500,000	$500,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $3,000,490, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $3,060,416.(xx)	3,000,000	3,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $2,000,163, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $2,040,167.(xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $300,020, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $306,000.(xx)	300,000	300,000
RBS Securities, Inc., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $410,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.125%, maturing 9/30/17-11/15/41; total market value $418,204.(xx)	410,000	410,000

Total Repurchase Agreements		19,169,296

Total Short-Term Investments (2.6%) (Cost $19,169,296)		19,169,296

Total Investments (92.1%) (Cost $542,933,052)		675,603,028
Other Assets Less Liabilities (7.9%)		57,859,108

Net Assets (100%)		$733,462,136

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $18,676,116. This was secured by cash collateral of $19,169,296 which was subsequently invested in joint repurchase agreements with a total value of $19,169,296, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	449	June-17	$77,166,008	$77,147,180	$(18,828)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$77,140,773	$—	$—	$77,140,773
Consumer Staples	29,263,267	—	—	29,263,267
Energy	21,881,304	—	—	21,881,304
Financials	106,450,647	—	—	106,450,647
Health Care	53,461,465	—	—	53,461,465
Industrials	97,570,891	—	—	97,570,891
Information Technology	116,671,541	—	—	116,671,541
Materials	52,445,402	—	—	52,445,402
Real Estate	63,565,049	—	—	63,565,049
Telecommunication Services	1,977,559	—	—	1,977,559
Utilities	36,005,834	—	—	36,005,834
Short-Term Investments
Repurchase Agreements	—	19,169,296	—	19,169,296

Total Assets	$656,433,732	$19,169,296	$—	$675,603,028

Liabilities:
Futures	$(18,828)	$—	$—	$(18,828)

Total Liabilities	$(18,828)	$—	$—	$(18,828)

Total	$656,414,904	$19,169,296	$—	$675,584,200

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,214,493
Aggregate gross unrealized depreciation	(32,653,117)

Net unrealized appreciation	$132,561,376

Federal income tax cost of investments	$543,041,652

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	112,838	$2,119,098
Cooper Tire & Rubber Co.	80,938	3,589,600
Cooper-Standard Holdings, Inc.*	21,816	2,420,049
Dana, Inc.	219,330	4,235,263
Dorman Products, Inc.*	39,652	3,256,619
Fox Factory Holding Corp.*	32,540	933,898
Gentherm, Inc.*	53,596	2,103,643
Horizon Global Corp.*	28,596	396,912
LCI Industries	35,458	3,538,708
Metaldyne Performance Group, Inc.	21,671	495,182
Modine Manufacturing Co.*	72,813	888,319
Motorcar Parts of America, Inc.*	28,007	860,655
Spartan Motors, Inc.	51,074	408,592
Standard Motor Products, Inc.	31,317	1,538,917
Stoneridge, Inc.*	40,897	741,872
Strattec Security Corp.	4,718	131,160
Superior Industries International, Inc.	36,649	929,052
Tenneco, Inc.	77,546	4,840,422
Tower International, Inc.	31,322	848,826
Unique Fabricating, Inc.	8,595	103,398
Workhorse Group, Inc.(x)*	15,234	40,065

		34,420,250

Automobiles (0.0%)
Winnebago Industries, Inc.	39,774	1,163,390

Distributors (0.1%)
Core-Mark Holding Co., Inc.	68,825	2,146,652
Weyco Group, Inc.	8,303	233,148

		2,379,800

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	22,741	520,769
Ascent Capital Group, Inc., Class A*	14,011	197,975
Bridgepoint Education, Inc.*	23,341	249,048
Bright Horizons Family Solutions, Inc.*	64,862	4,701,846
Cambium Learning Group, Inc.*	16,233	79,542
Capella Education Co.	16,875	1,434,797
Career Education Corp.*	102,083	888,122
Carriage Services, Inc.	22,376	606,837
Chegg, Inc.(x)*	117,057	987,961
Collectors Universe, Inc.	9,951	259,721
DeVry Education Group, Inc.	92,135	3,266,186
Grand Canyon Education, Inc.*	66,646	4,772,520
Houghton Mifflin Harcourt Co.*	186,861	1,896,639
K12, Inc.*	52,484	1,005,069
Laureate Education, Inc., Class A*	48,127	686,772
Liberty Tax, Inc.	10,568	150,594
Regis Corp.*	55,693	652,722
Sotheby’s(x)*	71,568	3,254,913
Strayer Education, Inc.	15,791	1,271,018
Weight Watchers International, Inc.(x)*	39,743	618,799

		27,501,850

Hotels, Restaurants & Leisure (2.6%)
Belmond Ltd., Class A*	127,194	1,539,047
Biglari Holdings, Inc.*	1,603	692,464
BJ’s Restaurants, Inc.*	30,058	1,214,343
Bloomin’ Brands, Inc.	153,752	3,033,527
Bob Evans Farms, Inc.	28,466	1,846,589
Bojangles’, Inc.*	14,048	287,984
Boyd Gaming Corp.*	124,192	2,733,466
Buffalo Wild Wings, Inc.*	25,310	3,866,103
Caesars Acquisition Co., Class A*	71,511	1,101,269
Caesars Entertainment Corp.(x)*	87,668	837,229
Carrols Restaurant Group, Inc.*	52,491	742,748
Century Casinos, Inc.*	27,906	210,969
Cheesecake Factory, Inc. (The)	66,468	4,211,412
Churchill Downs, Inc.	19,396	3,081,055
Chuy’s Holdings, Inc.*	24,571	732,216
ClubCorp Holdings, Inc.	97,639	1,567,106
Cracker Barrel Old Country Store, Inc.(x)	28,195	4,490,054
Dave & Buster’s Entertainment, Inc.*	55,145	3,368,808
Del Frisco’s Restaurant Group, Inc.*	36,931	666,605
Del Taco Restaurants, Inc.*	32,744	434,185
Denny’s Corp.*	101,255	1,252,524
DineEquity, Inc.	26,708	1,453,449
El Pollo Loco Holdings, Inc.(x)*	29,452	351,951
Eldorado Resorts, Inc.*	42,495	804,218
Empire Resorts, Inc.(x)*	4,269	103,523
Fiesta Restaurant Group, Inc.*	40,822	987,892
Fogo De Chao, Inc.*	6,870	111,638
Golden Entertainment, Inc.	14,684	194,269
Habit Restaurants, Inc. (The), Class A*	19,711	348,885
ILG, Inc.	169,350	3,549,576
International Speedway Corp., Class A	35,503	1,311,836
Intrawest Resorts Holdings, Inc.*	23,282	582,283
Isle of Capri Casinos, Inc.*	36,501	962,166
J Alexander’s Holdings, Inc.*	18,500	185,925
Jack in the Box, Inc.	48,256	4,908,599
Jamba, Inc.(x)*	18,572	168,077
Kona Grill, Inc.(x)*	11,826	74,504
La Quinta Holdings, Inc.*	129,032	1,744,513
Lindblad Expeditions Holdings, Inc.*	20,896	187,228
Luby’s, Inc.*	25,983	80,807
Marcus Corp. (The)	30,389	975,487
Marriott Vacations Worldwide Corp.	32,851	3,282,800
Monarch Casino & Resort, Inc.*	18,750	553,875
Nathan’s Famous, Inc.*	4,192	262,629
Noodles & Co.(x)*	15,881	91,316
Papa John’s International, Inc.	39,421	3,155,257
Penn National Gaming, Inc.*	110,858	2,043,113
Pinnacle Entertainment, Inc.*	85,669	1,672,259
Planet Fitness, Inc., Class A	36,302	699,540
Potbelly Corp.*	34,555	480,315
Red Lion Hotels Corp.*	16,819	118,574
Red Robin Gourmet Burgers, Inc.*	19,021	1,111,777
Red Rock Resorts, Inc., Class A	44,053	977,096
Ruby Tuesday, Inc.*	83,469	234,548
Ruth’s Hospitality Group, Inc.	42,685	855,834
Scientific Games Corp., Class A*	76,905	1,818,803
SeaWorld Entertainment, Inc.	98,315	1,796,215
Shake Shack, Inc., Class A(x)*	23,080	770,872
Sonic Corp.	65,753	1,667,496
Speedway Motorsports, Inc.	15,814	297,936
Texas Roadhouse, Inc.	97,402	4,337,311
Wingstop, Inc.(x)	22,925	648,319
Zoe’s Kitchen, Inc.(x)*	28,291	523,384

		84,395,798

Household Durables (1.2%)
AV Homes, Inc.(x)*	17,732	291,691
Bassett Furniture Industries, Inc.	14,567	391,852
Beazer Homes USA, Inc.*	46,109	559,302
Cavco Industries, Inc.*	12,969	1,509,592
Century Communities, Inc.*	26,281	667,537
CSS Industries, Inc.	13,414	347,691

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Ethan Allen Interiors, Inc.	37,610	$1,152,747
Flexsteel Industries, Inc.	9,407	474,113
GoPro, Inc., Class A(x)*	152,668	1,328,212
Green Brick Partners, Inc.*	29,315	291,684
Helen of Troy Ltd.*	40,614	3,825,838
Hooker Furniture Corp.	16,631	516,393
Hovnanian Enterprises, Inc., Class A(x)*	199,158	452,089
Installed Building Products, Inc.*	29,648	1,563,932
iRobot Corp.(x)*	39,797	2,632,173
KB Home(x)	126,704	2,518,876
La-Z-Boy, Inc.	72,878	1,967,706
LGI Homes, Inc.(x)*	23,123	784,101
Libbey, Inc.	32,370	471,955
Lifetime Brands, Inc.	14,836	298,204
M/I Homes, Inc.*	35,048	858,676
MDC Holdings, Inc.	63,357	1,903,878
Meritage Homes Corp.*	55,758	2,051,894
NACCO Industries, Inc., Class A	5,579	389,414
New Home Co., Inc. (The)*	18,534	193,866
Taylor Morrison Home Corp., Class A*	59,260	1,263,423
TopBuild Corp.*	58,583	2,753,400
TRI Pointe Group, Inc.*	225,575	2,828,710
UCP, Inc., Class A*	10,829	109,914
Universal Electronics, Inc.*	21,323	1,460,626
William Lyon Homes, Class A(x)*	35,485	731,701
ZAGG, Inc.*	41,543	299,110

		36,890,300

Internet & Direct Marketing Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	42,641	434,938
Duluth Holdings, Inc., Class B(x)*	14,127	300,764
Etsy, Inc.*	159,270	1,693,040
FTD Cos., Inc.*	25,343	510,408
Gaia, Inc.*	19,020	189,249
HSN, Inc.	46,277	1,716,877
Lands’ End, Inc.(x)*	22,535	483,376
Liberty TripAdvisor Holdings, Inc., Class A*	106,257	1,498,224
Nutrisystem, Inc.	44,016	2,442,888
Overstock.com, Inc.*	19,209	330,395
PetMed Express, Inc.(x)	30,711	618,520
Shutterfly, Inc.*	51,027	2,464,093
Wayfair, Inc., Class A(x)*	47,805	1,935,624

		14,618,396

Leisure Products (0.2%)
Acushnet Holdings Corp.*	29,516	510,036
American Outdoor Brands Corp.(x)*	82,690	1,638,088
Callaway Golf Co.	142,517	1,577,662
Escalade, Inc.	12,635	162,992
JAKKS Pacific, Inc.*	26,214	144,177
Johnson Outdoors, Inc., Class A	6,969	254,369
Malibu Boats, Inc., Class A*	29,582	664,116
Marine Products Corp.	8,094	87,982
MCBC Holdings, Inc.	10,081	163,010
Nautilus, Inc.*	45,398	828,514
Sturm Ruger & Co., Inc.(x)	28,145	1,507,165

		7,538,111

Media (1.4%)
AMC Entertainment Holdings, Inc., Class A	79,291	2,493,702
Central European Media Enterprises Ltd., Class A(x)*	95,912	297,327
Daily Journal Corp.(x)*	1,487	318,649
Entercom Communications Corp., Class A(x)	37,824	540,883
Entravision Communications Corp., Class A	95,336	591,083
Eros International plc(x)*	43,064	443,559
EW Scripps Co. (The), Class A*	87,315	2,046,664
Gannett Co., Inc.	176,606	1,479,958
Global Eagle Entertainment, Inc.(x)*	72,097	229,989
Gray Television, Inc.*	97,096	1,407,892
Hemisphere Media Group, Inc.*	14,421	169,447
IMAX Corp.*	87,783	2,984,622
Liberty Media Corp-Liberty Braves, Class A*	13,519	323,645
Liberty Media Corp-Liberty Braves, Class C*	46,086	1,089,934
Liberty Media Corp-Liberty Formula One, Class A*	33,766	1,104,148
Liberty Media Corp-Liberty Formula One, Class C(x)*	70,732	2,415,499
Loral Space & Communications, Inc.*	20,531	808,921
MDC Partners, Inc., Class A(x)	75,488	709,587
Meredith Corp.	56,252	3,633,880
MSG Networks, Inc., Class A*	90,827	2,120,810
National CineMedia, Inc.	92,076	1,162,920
New Media Investment Group, Inc.	58,383	829,622
New York Times Co. (The), Class A	182,221	2,623,982
Nexstar Media Group, Inc., Class A	64,463	4,522,080
Radio One, Inc., Class D*	31,493	103,927
Reading International, Inc., Class A*	22,334	347,070
Saga Communications, Inc., Class A	5,420	276,691
Salem Media Group, Inc.	14,054	104,702
Scholastic Corp.	41,403	1,762,526
Sinclair Broadcast Group, Inc., Class A	106,117	4,297,740
Time, Inc.	154,729	2,994,006
Townsquare Media, Inc., Class A*	10,261	124,979
tronc, Inc.(x)*	41,057	571,513
World Wrestling Entertainment, Inc., Class A(x)	52,741	1,171,905

		46,103,862

Multiline Retail (0.2%)
Big Lots, Inc.(x)	65,404	3,183,866
Fred’s, Inc., Class A(x)	56,238	736,718
Ollie’s Bargain Outlet Holdings, Inc.*	29,900	1,001,650
Sears Holdings Corp.(x)*	15,785	181,370
Tuesday Morning Corp.*	69,554	260,828

		5,364,432

Specialty Retail (2.0%)
Aaron’s, Inc.	96,828	2,879,665
Abercrombie & Fitch Co., Class A	102,848	1,226,977
American Eagle Outfitters, Inc.	248,707	3,489,359
America’s Car-Mart, Inc.*	11,866	432,516
Asbury Automotive Group, Inc.*	29,480	1,771,748
Ascena Retail Group, Inc.(x)*	260,501	1,109,734
At Home Group, Inc.*	7,492	113,579
Barnes & Noble Education, Inc.*	58,311	559,202
Barnes & Noble, Inc.	92,338	854,127
Big 5 Sporting Goods Corp.	28,056	423,646
Boot Barn Holdings, Inc.(x)*	21,513	212,764
Buckle, Inc. (The)(x)	43,423	807,668
Build-A-Bear Workshop, Inc.*	18,918	167,424
Caleres, Inc.	64,608	1,706,943
Camping World Holdings, Inc., Class A(x)	14,842	478,506
Cato Corp. (The), Class A	37,659	826,992
Chico’s FAS, Inc.	195,213	2,772,025

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Children’s Place, Inc. (The)	27,786	$3,335,709
Citi Trends, Inc.	21,226	360,842
Conn’s, Inc.(x)*	30,013	262,614
Container Store Group, Inc. (The)*	21,378	90,429
Destination XL Group, Inc.*	48,776	139,012
DSW, Inc., Class A	100,834	2,085,247
Express, Inc.*	111,862	1,019,063
Finish Line, Inc. (The), Class A	61,361	873,167
Five Below, Inc.*	80,339	3,479,482
Francesca’s Holdings Corp.*	55,607	853,567
Genesco, Inc.*	31,137	1,726,547
GNC Holdings, Inc., Class A(x)	103,377	760,855
Group 1 Automotive, Inc.	30,555	2,263,514
Guess?, Inc.	91,919	1,024,897
Haverty Furniture Cos., Inc.	27,808	677,125
Hibbett Sports, Inc.*	33,683	993,649
Kirkland’s, Inc.*	23,696	293,830
Lithia Motors, Inc., Class A	34,956	2,993,981
Lumber Liquidators Holdings, Inc.(x)*	40,451	849,066
MarineMax, Inc.*	37,626	814,603
Monro Muffler Brake, Inc.	46,191	2,406,551
Office Depot, Inc.	750,289	3,500,097
Party City Holdco, Inc.(x)*	39,389	553,415
Pier 1 Imports, Inc.	124,409	890,768
Rent-A-Center, Inc.(x)	78,270	694,255
RH(x)*	56,814	2,628,216
Sears Hometown and Outlet Stores, Inc.(x)*	12,974	50,599
Select Comfort Corp.*	61,599	1,527,039
Shoe Carnival, Inc.	19,852	487,764
Sonic Automotive, Inc., Class A	41,805	838,190
Sportsman’s Warehouse Holdings, Inc.(x)*	38,489	183,977
Stage Stores, Inc.(x)	44,658	115,664
Stein Mart, Inc.(x)	44,832	134,944
Tailored Brands, Inc.	72,433	1,082,149
Tile Shop Holdings, Inc.	48,034	924,655
Tilly’s, Inc., Class A	14,982	135,138
Vitamin Shoppe, Inc.*	37,576	757,156
West Marine, Inc.*	23,549	224,657
Winmark Corp.	3,445	389,285
Zumiez, Inc.*	27,579	504,696

		62,759,289

Textiles, Apparel & Luxury Goods (0.6%)
Columbia Sportswear Co.	37,960	2,230,150
Crocs, Inc.*	111,904	791,161
Culp, Inc.	15,749	491,369
Deckers Outdoor Corp.*	47,884	2,860,111
Delta Apparel, Inc.*	10,006	176,406
Fossil Group, Inc.(x)*	63,157	1,102,090
G-III Apparel Group Ltd.*	64,636	1,414,882
Iconix Brand Group, Inc.*	63,806	479,821
Movado Group, Inc.	24,146	602,443
Oxford Industries, Inc.	22,307	1,277,299
Perry Ellis International, Inc.*	18,634	400,258
Sequential Brands Group, Inc.(x)*	55,385	215,448
Steven Madden Ltd.*	87,727	3,381,876
Superior Uniform Group, Inc.	12,427	231,142
Unifi, Inc.*	22,922	650,756
Vera Bradley, Inc.*	29,229	272,122
Vince Holding Corp.(x)*	38,686	59,963
Wolverine World Wide, Inc.	145,195	3,625,519

		20,262,816

Total Consumer Discretionary		343,398,294

Consumer Staples (2.6%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A(x)*	13,235	1,914,444
Coca-Cola Bottling Co. Consolidated	6,996	1,441,316
Craft Brew Alliance, Inc.*	20,172	269,296
MGP Ingredients, Inc.(x)	18,402	997,940
National Beverage Corp.	17,655	1,492,377
Primo Water Corp.*	29,835	405,159

		6,520,532

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	39,725	1,505,578
Chefs’ Warehouse, Inc. (The)*	28,399	394,746
Ingles Markets, Inc., Class A	20,698	893,119
Natural Grocers by Vitamin Cottage, Inc.(x)*	12,348	128,296
Performance Food Group Co.*	56,885	1,353,863
PriceSmart, Inc.	29,461	2,716,304
Smart & Final Stores, Inc.(x)*	33,284	402,736
SpartanNash Co.	56,017	1,960,035
SUPERVALU, Inc.*	402,011	1,551,762
United Natural Foods, Inc.*	74,577	3,223,964
Village Super Market, Inc., Class A	11,388	301,782
Weis Markets, Inc.	14,486	864,090

		15,296,275

Food Products (1.2%)
AdvancePierre Foods Holdings, Inc.	32,276	1,006,043
Alico, Inc.	4,941	130,442
Amplify Snack Brands, Inc.(x)*	43,103	362,065
B&G Foods, Inc.(x)	95,084	3,827,131
Calavo Growers, Inc.(x)	22,783	1,380,650
Cal-Maine Foods, Inc.(x)	46,506	1,711,421
Darling Ingredients, Inc.*	246,660	3,581,503
Dean Foods Co.	137,464	2,702,542
Farmer Brothers Co.*	11,866	419,463
Fresh Del Monte Produce, Inc.	48,420	2,867,917
Freshpet, Inc.(x)*	32,209	354,299
Inventure Foods, Inc.(x)*	32,567	143,946
J&J Snack Foods Corp.	21,758	2,949,514
John B Sanfilippo & Son, Inc.	12,202	893,064
Lancaster Colony Corp.	27,083	3,489,374
Landec Corp.*	42,430	509,160
Lifeway Foods, Inc.*	6,854	73,543
Limoneira Co.	15,159	316,975
Omega Protein Corp.	31,996	641,520
Sanderson Farms, Inc.(x)	28,843	2,995,057
Seaboard Corp.	389	1,621,920
Seneca Foods Corp., Class A*	10,342	373,346
Snyder’s-Lance, Inc.	118,624	4,781,734
Tootsie Roll Industries, Inc.(x)	26,538	991,192

		38,123,821

Household Products (0.3%)
Central Garden & Pet Co.(x)*	15,266	565,911
Central Garden & Pet Co., Class A*	46,800	1,624,896
HRG Group, Inc.*	169,523	3,275,184
Oil-Dri Corp. of America	7,361	274,344
Orchids Paper Products Co.(x)	12,992	311,808
WD-40 Co.	21,130	2,302,114

		8,354,257

Personal Products (0.2%)
Avon Products, Inc.*	660,338	2,905,488
elf Beauty, Inc.(x)*	9,985	287,568
Inter Parfums, Inc.	25,174	920,110
Lifevantage Corp.(x)*	19,505	104,742
Medifast, Inc.	15,881	704,640
Natural Health Trends Corp.(x)	11,606	335,413

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Nature’s Sunshine Products, Inc.	12,758	$127,580
Nutraceutical International Corp.	13,123	408,781
Revlon, Inc., Class A*	17,844	496,955
Synutra International, Inc.*	28,491	169,521
USANA Health Sciences, Inc.*	15,706	904,666

		7,365,464

Tobacco (0.2%)
Alliance One International, Inc.*	11,332	145,616
Turning Point Brands, Inc.*	8,518	132,881
Universal Corp.	35,769	2,530,657
Vector Group Ltd.(x)	139,694	2,905,635

		5,714,789

Total Consumer Staples		81,375,138

Energy (3.0%)
Energy Equipment & Services (1.0%)
Archrock, Inc.	104,626	1,297,362
Atwood Oceanics, Inc.(x)*	112,221	1,069,466
Bristow Group, Inc.	52,118	792,715
CARBO Ceramics, Inc.(x)*	33,660	438,926
Dawson Geophysical Co.*	27,547	153,161
Era Group, Inc.*	28,134	373,057
Exterran Corp.*	47,057	1,479,943
Fairmount Santrol Holdings, Inc.(x)*	129,088	946,215
Forum Energy Technologies, Inc.*	92,765	1,920,236
Geospace Technologies Corp.*	20,971	340,359
Helix Energy Solutions Group, Inc.*	201,503	1,565,678
Hornbeck Offshore Services, Inc.(x)*	44,423	196,794
Independence Contract Drilling, Inc.*	40,937	225,563
Keane Group, Inc.*	45,454	649,992
Matrix Service Co.*	40,946	675,609
McDermott International, Inc.*	366,202	2,471,864
Natural Gas Services Group, Inc.*	17,012	443,163
Newpark Resources, Inc.*	127,276	1,030,936
Oil States International, Inc.*	77,357	2,564,385
Parker Drilling Co.*	165,371	289,399
PHI, Inc. (Non-Voting)*	16,348	195,849
Pioneer Energy Services Corp.*	109,745	438,980
RigNet, Inc.*	22,152	475,160
SEACOR Holdings, Inc.*	23,627	1,634,752
Seadrill Ltd.(x)*	574,424	947,800
Smart Sand, Inc.*	14,996	243,685
Tesco Corp.*	63,720	512,946
TETRA Technologies, Inc.*	162,971	663,292
Tidewater, Inc.(x)*	63,503	73,028
Unit Corp.*	74,344	1,796,151
US Silica Holdings, Inc.	108,733	5,218,097
Willbros Group, Inc.*	57,422	157,336

		31,281,899

Oil, Gas & Consumable Fuels (2.0%)
Abraxas Petroleum Corp.*	219,488	443,366
Adams Resources & Energy, Inc.	2,939	109,772
Alon USA Energy, Inc.	42,546	518,636
Ardmore Shipping Corp.	49,045	394,812
Bill Barrett Corp.*	94,814	431,404
California Resources Corp.(x)*	46,206	694,938
Callon Petroleum Co.*	275,230	3,622,027
Carrizo Oil & Gas, Inc.*	90,200	2,585,132
Clayton Williams Energy, Inc.(x)*	9,074	1,198,494
Clean Energy Fuels Corp.*	135,847	346,410
Cobalt International Energy, Inc.(x)*	592,047	315,798
Contango Oil & Gas Co.*	34,226	250,534
CVR Energy, Inc.(x)	22,303	447,844
Delek US Holdings, Inc.	93,683	2,273,686
Denbury Resources, Inc.*	529,973	1,367,330
DHT Holdings, Inc.	138,456	618,898
Dorian LPG Ltd.*	33,921	357,188
Earthstone Energy, Inc.(x)*	1,364	17,405
Eclipse Resources Corp.*	90,661	230,279
EP Energy Corp., Class A(x)*	55,530	263,768
Erin Energy Corp.*	16,482	39,557
Evolution Petroleum Corp.	29,533	236,264
EXCO Resources, Inc.(x)*	205,305	127,269
Frontline Ltd.(x)	95,255	642,019
GasLog Ltd.(x)	62,248	955,507
Gener8 Maritime, Inc.*	55,539	314,906
Golar LNG Ltd.(x)	142,532	3,980,919
Green Plains, Inc.(x)	53,415	1,322,021
International Seaways, Inc.*	21,520	411,462
Isramco, Inc.*	1,124	131,677
Jagged Peak Energy, Inc.*	46,515	606,556
Jones Energy, Inc., Class A(x)*	103,106	262,920
Matador Resources Co.*	131,235	3,122,081
Navios Maritime Acquisition Corp.	112,220	193,018
Nordic American Tankers Ltd.(x)	140,950	1,152,971
Northern Oil and Gas, Inc.(x)*	70,340	182,884
Oasis Petroleum, Inc.*	347,045	4,948,862
Overseas Shipholding Group, Inc., Class A*	52,634	203,167
Pacific Ethanol, Inc.*	44,227	302,955
Panhandle Oil and Gas, Inc., Class A	22,515	432,288
Par Pacific Holdings, Inc.(x)*	44,208	728,990
PDC Energy, Inc.*	82,454	5,141,006
Renewable Energy Group, Inc.(x)*	58,261	608,827
REX American Resources Corp.*	8,229	744,642
Ring Energy, Inc.*	59,822	647,274
RSP Permian, Inc.*	146,224	6,058,059
Sanchez Energy Corp.(x)*	83,781	799,271
Scorpio Tankers, Inc.	243,185	1,079,741
SemGroup Corp., Class A	98,459	3,544,524
Ship Finance International Ltd.(x)	89,177	1,310,902
SRC ENERGY, Inc.(x)*	280,758	2,369,598
Teekay Corp.	74,159	678,555
Teekay Tankers Ltd., Class A	170,184	348,877
W&T Offshore, Inc.(x)*	47,923	132,747
Western Refining, Inc.	119,355	4,185,780
Westmoreland Coal Co.*	25,008	363,116
WildHorse Resource Development Corp.*	29,739	369,953

		65,168,886

Total Energy		96,450,785

Financials (17.0%)
Banks (9.9%)
1st Source Corp.	24,423	1,146,660
Access National Corp.(x)	12,212	366,604
ACNB Corp.	7,941	229,098
Allegiance Bancshares, Inc.*	15,572	579,278
American National Bankshares, Inc.	11,753	437,799
Ameris Bancorp	51,836	2,389,640
Ames National Corp.	11,842	362,365
Arrow Financial Corp.	15,638	530,128
Atlantic Capital Bancshares, Inc.*	24,231	459,177
Banc of California, Inc.(x)	72,708	1,505,056
BancFirst Corp.	11,818	1,062,438
Banco Latinoamericano de Comercio Exterior SA, Class E	45,322	1,257,232
Bancorp, Inc. (The)*	58,577	298,743
BancorpSouth, Inc.	130,160	3,937,340
Bank of Marin Bancorp	8,049	517,953

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of NT Butterfield & Son Ltd. (The)	18,340	$585,229
Bank of the Ozarks, Inc.	131,517	6,840,199
Bankwell Financial Group, Inc.	8,201	282,032
Banner Corp.	45,826	2,549,759
Bar Harbor Bankshares	20,969	693,638
Berkshire Hills Bancorp, Inc.	47,891	1,726,471
Blue Hills Bancorp, Inc.	39,035	696,775
BNC Bancorp	62,111	2,176,991
Boston Private Financial Holdings, Inc.	121,727	1,996,323
Bridge Bancorp, Inc.	24,641	862,435
Brookline Bancorp, Inc.	102,582	1,605,408
Bryn Mawr Bank Corp.	24,503	967,869
BSB Bancorp, Inc.*	12,191	344,396
C&F Financial Corp.	4,285	198,396
Camden National Corp.	22,149	975,442
Capital Bank Financial Corp., Class A	35,040	1,520,736
Capital City Bank Group, Inc.	13,317	284,851
Cardinal Financial Corp.	48,259	1,444,874
Carolina Financial Corp.	16,653	499,590
Cascade Bancorp*	40,884	315,216
Cathay General Bancorp	111,543	4,202,940
CenterState Banks, Inc.	71,434	1,850,141
Central Pacific Financial Corp.	47,539	1,451,841
Central Valley Community Bancorp	11,299	231,630
Century Bancorp, Inc., Class A	5,283	321,338
Chemical Financial Corp.	95,436	4,881,551
Chemung Financial Corp.(x)	4,015	158,593
Citizens & Northern Corp.	16,462	383,235
City Holding Co.	22,683	1,462,600
CNB Financial Corp.	21,175	505,871
CoBiz Financial, Inc.	53,902	905,554
Codorus Valley Bancorp, Inc.	11,013	285,347
Columbia Banking System, Inc.	87,601	3,415,563
Community Bank System, Inc.	64,690	3,556,656
Community Trust Bancorp, Inc.	23,661	1,082,491
ConnectOne Bancorp, Inc.	46,580	1,129,565
County Bancorp, Inc.	5,871	170,611
CU Bancorp*	23,094	915,677
Customers Bancorp, Inc.*	36,999	1,166,578
CVB Financial Corp.	152,832	3,376,059
Eagle Bancorp, Inc.*	46,194	2,757,782
Enterprise Bancorp, Inc.	9,403	326,848
Enterprise Financial Services Corp.	30,632	1,298,797
Equity Bancshares, Inc., Class A*	7,034	223,470
Farmers Capital Bank Corp.	10,756	434,542
Farmers National Banc Corp.	31,607	453,560
FCB Financial Holdings, Inc., Class A*	45,847	2,271,719
Fidelity Southern Corp.	30,026	671,982
Financial Institutions, Inc.	20,601	678,803
First Bancorp	28,900	846,481
First BanCorp*	182,900	1,033,385
First Bancorp, Inc.	14,042	382,645
First Busey Corp.	45,248	1,330,291
First Business Financial Services, Inc.	12,018	311,987
First Citizens BancShares, Inc., Class A	11,131	3,733,003
First Commonwealth Financial Corp.	131,284	1,740,826
First Community Bancshares, Inc.	22,552	563,123
First Community Financial Partners, Inc.*	16,210	206,678
First Connecticut Bancorp, Inc.	23,492	582,602
First Financial Bancorp	92,940	2,551,203
First Financial Bankshares, Inc.(x)	95,868	3,844,307
First Financial Corp.	15,022	713,545
First Financial Northwest, Inc.	11,737	207,393
First Foundation, Inc.*	45,104	699,563
First Internet Bancorp	7,386	217,887
First Interstate BancSystem, Inc., Class A	29,777	1,180,658
First Merchants Corp.	62,577	2,460,528
First Mid-Illinois Bancshares, Inc.	6,922	234,240
First Midwest Bancorp, Inc.	122,060	2,890,381
First NBC Bank Holding Co.(x)*	26,440	105,760
First Northwest Bancorp*	15,710	243,505
First of Long Island Corp. (The)	31,046	839,781
Flushing Financial Corp.	43,735	1,175,159
FNB Corp.	466,510	6,937,003
Franklin Financial Network, Inc.*	16,858	653,248
Fulton Financial Corp.	257,874	4,603,051
German American Bancorp, Inc.	22,140	1,048,108
Glacier Bancorp, Inc.	114,537	3,886,240
Great Southern Bancorp, Inc.	15,625	789,063
Great Western Bancorp, Inc.	88,729	3,762,997
Green Bancorp, Inc.*	25,101	446,798
Guaranty Bancorp	22,507	548,045
Hancock Holding Co.	124,434	5,667,969
Hanmi Financial Corp.	47,715	1,467,236
HarborOne Bancorp, Inc.*	21,810	414,172
Heartland Financial USA, Inc.	34,130	1,704,794
Heritage Commerce Corp.	37,573	529,779
Heritage Financial Corp.	46,631	1,154,117
Heritage Oaks Bancorp	31,447	419,817
Hilltop Holdings, Inc.	113,202	3,109,659
Home BancShares, Inc.	181,517	4,913,665
HomeTrust Bancshares, Inc.*	27,922	656,167
Hope Bancorp, Inc.	192,832	3,696,589
Horizon Bancorp	31,501	825,956
IBERIABANK Corp.	73,383	5,804,595
Independent Bank Corp.	71,307	3,217,754
Independent Bank Group, Inc.	16,242	1,044,361
International Bancshares Corp.	82,683	2,926,978
Investors Bancorp, Inc.	439,133	6,314,733
Lakeland Bancorp, Inc.	56,069	1,098,952
Lakeland Financial Corp.	36,577	1,577,200
LCNB Corp.	10,732	255,958
LegacyTexas Financial Group, Inc.	65,599	2,617,400
Live Oak Bancshares, Inc.(x)	33,716	729,951
Macatawa Bank Corp.	34,399	339,862
MainSource Financial Group, Inc.	33,497	1,103,056
MB Financial, Inc.	109,722	4,698,296
MBT Financial Corp.	23,847	270,663
Mercantile Bank Corp.	23,247	799,697
Merchants Bancshares, Inc.	8,127	395,785
Middleburg Financial Corp.	6,238	249,770
Midland States Bancorp, Inc.	5,496	189,007
MidWestOne Financial Group, Inc.	10,917	374,344
MutualFirst Financial, Inc.	6,449	203,466
National Bank Holdings Corp., Class A	32,859	1,067,918
National Bankshares, Inc.(x)	9,025	338,889
National Commerce Corp.*	12,271	449,119
NBT Bancorp, Inc.	63,247	2,344,566
Nicolet Bankshares, Inc.*	11,305	535,179
Northrim BanCorp, Inc.	8,938	268,587
OFG Bancorp	66,557	785,373
Old Line Bancshares, Inc.	11,126	316,868
Old National Bancorp	200,334	3,475,795

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Old Second Bancorp, Inc.	37,568	$422,640
Opus Bank	25,241	508,606
Orrstown Financial Services, Inc.	8,796	196,591
Pacific Continental Corp.	26,557	650,647
Pacific Mercantile Bancorp*	20,344	153,597
Pacific Premier Bancorp, Inc.*	41,898	1,615,168
Park National Corp.	20,208	2,125,882
Park Sterling Corp.	74,972	922,905
Peapack Gladstone Financial Corp.	27,024	799,640
Penns Woods Bancorp, Inc.	6,542	284,250
Peoples Bancorp, Inc.	24,275	768,547
Peoples Financial Services Corp.	9,995	417,791
People’s Utah Bancorp	18,111	479,036
Pinnacle Financial Partners, Inc.	69,282	4,603,789
Preferred Bank	17,634	946,240
Premier Financial Bancorp, Inc.	12,101	254,484
PrivateBancorp, Inc.	115,354	6,848,566
Prosperity Bancshares, Inc.	97,680	6,809,273
QCR Holdings, Inc.	17,214	729,013
Renasant Corp.	62,189	2,468,281
Republic Bancorp, Inc., Class A	13,348	459,038
Republic First Bancorp, Inc.*	72,334	600,372
S&T Bancorp, Inc.	50,387	1,743,390
Sandy Spring Bancorp, Inc.	37,373	1,531,919
Seacoast Banking Corp. of Florida*	43,307	1,038,502
ServisFirst Bancshares, Inc.	70,042	2,548,128
Shore Bancshares, Inc.	16,719	279,374
Sierra Bancorp	16,316	447,548
Simmons First National Corp., Class A	43,406	2,393,841
South State Corp.	38,686	3,456,594
Southern First Bancshares, Inc.*	7,781	254,050
Southern National Bancorp of Virginia, Inc.	14,566	246,602
Southside Bancshares, Inc.	36,898	1,238,666
Southwest Bancorp, Inc.	26,350	689,053
State Bank Financial Corp.	54,303	1,418,394
Sterling Bancorp	190,635	4,518,050
Stock Yards Bancorp, Inc.	33,549	1,363,767
Stonegate Bank	17,113	805,851
Summit Financial Group, Inc.(x)	10,645	229,293
Sun Bancorp, Inc.	15,114	368,782
Texas Capital Bancshares, Inc.*	73,737	6,153,353
Tompkins Financial Corp.	21,856	1,760,501
Towne Bank	84,566	2,739,938
TriCo Bancshares	30,977	1,100,613
TriState Capital Holdings, Inc.*	32,608	761,397
Triumph Bancorp, Inc.*	20,688	533,750
Trustmark Corp.	101,621	3,230,532
UMB Financial Corp.	65,332	4,920,153
Umpqua Holdings Corp.	331,128	5,874,211
Union Bankshares Corp.	65,478	2,303,516
Union Bankshares, Inc.(x)	4,912	210,970
United Bankshares, Inc.(x)	103,437	4,370,213
United Community Banks, Inc.	106,968	2,961,944
Univest Corp. of Pennsylvania	39,571	1,024,889
Valley National Bancorp	370,843	4,375,947
Veritex Holdings, Inc.*	17,340	487,601
Washington Trust Bancorp, Inc.	22,558	1,112,109
WashingtonFirst Bankshares, Inc.	11,571	323,988
Webster Financial Corp.	134,018	6,706,261
WesBanco, Inc.	59,775	2,278,025
West Bancorporation, Inc.	23,860	547,587
Westamerica Bancorporation(x)	36,515	2,038,632
Wintrust Financial Corp.	75,017	5,185,175
Xenith Bankshares, Inc.*	7,266	184,338

		320,162,814

Capital Markets (1.3%)
Actua Corp.*	55,424	778,707
Arlington Asset Investment Corp., Class A(x)	22,843	322,772
Associated Capital Group, Inc., Class A	8,875	320,831
B. Riley Financial, Inc.	12,168	182,520
BGC Partners, Inc., Class A	326,993	3,714,640
Cohen & Steers, Inc.	31,643	1,264,771
Cowen Group, Inc., Class A(x)*	37,526	561,014
Diamond Hill Investment Group, Inc.	4,528	880,922
Evercore Partners, Inc., Class A	57,815	4,503,788
FBR & Co.	8,139	146,909
Fifth Street Asset Management, Inc.	7,165	32,959
Financial Engines, Inc.	79,218	3,449,944
GAIN Capital Holdings, Inc.	52,557	437,800
GAMCO Investors, Inc., Class A	8,875	262,611
Greenhill & Co., Inc.	40,867	1,197,403
Hennessy Advisors, Inc.	6,031	101,381
Houlihan Lokey, Inc.	19,783	681,524
INTL. FCStone, Inc.*	23,392	887,960
Investment Technology Group, Inc.	46,659	944,845
Janus Capital Group, Inc.	216,085	2,852,322
KCG Holdings, Inc., Class A*	59,120	1,054,110
Ladenburg Thalmann Financial Services, Inc.*	140,602	348,693
Manning & Napier, Inc.	20,092	114,524
Medley Management, Inc., Class A	8,854	73,488
Moelis & Co., Class A	34,853	1,341,841
OM Asset Management plc	58,506	884,611
Oppenheimer Holdings, Inc., Class A	14,296	244,462
Piper Jaffray Cos.	21,764	1,389,631
PJT Partners, Inc., Class A	25,620	899,006
Pzena Investment Management, Inc., Class A	16,168	159,093
Safeguard Scientifics, Inc.*	27,508	349,352
Silvercrest Asset Management Group, Inc., Class A	9,172	121,988
Stifel Financial Corp.*	94,593	4,747,622
Virtu Financial, Inc., Class A	37,395	635,715
Virtus Investment Partners, Inc.	6,753	715,143
Waddell & Reed Financial, Inc., Class A(x)	119,246	2,027,182
Walter Investment Management Corp.(x)*	30,264	32,685
Westwood Holdings Group, Inc.	11,738	626,927
WisdomTree Investments, Inc.(x)	169,256	1,536,844

		40,828,540

Consumer Finance (0.5%)
Encore Capital Group, Inc.(x)*	35,676	1,098,821
Enova International, Inc.*	37,163	551,871
EZCORP, Inc., Class A*	76,774	625,708
FirstCash, Inc.	70,364	3,458,391
Green Dot Corp., Class A*	64,933	2,166,165
LendingClub Corp.*	485,301	2,664,302
Nelnet, Inc., Class A	30,228	1,325,800
PRA Group, Inc.*	69,125	2,291,494
Regional Management Corp.*	15,640	303,885
World Acceptance Corp.(x)*	10,136	524,842

		15,011,279

Diversified Financial Services (0.1%)
FNFV Group*	98,559	1,305,906
Marlin Business Services Corp.	11,662	300,297
NewStar Financial, Inc.	32,115	339,777

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
On Deck Capital, Inc.(x)*	68,413	$344,802
PICO Holdings, Inc.*	34,249	479,486
Tiptree, Inc.	38,707	282,561

		3,052,829

Insurance (2.1%)
Ambac Financial Group, Inc.*	59,229	1,117,059
American Equity Investment Life Holding Co.	126,446	2,987,919
AMERISAFE, Inc.	28,828	1,870,937
Argo Group International Holdings Ltd.	42,358	2,871,872
Atlas Financial Holdings, Inc.*	20,140	274,911
Baldwin & Lyons, Inc., Class B	14,523	355,087
Blue Capital Reinsurance Holdings Ltd.	7,980	154,014
Citizens, Inc.(x)*	72,632	539,656
CNO Financial Group, Inc.	261,058	5,351,688
Crawford & Co., Class B	20,102	201,623
Donegal Group, Inc., Class A	12,728	224,267
eHealth, Inc.*	28,638	344,802
EMC Insurance Group, Inc.	13,392	375,780
Employers Holdings, Inc.	46,002	1,745,776
Enstar Group Ltd.*	16,701	3,194,901
FBL Financial Group, Inc., Class A	13,215	864,922
Federated National Holding Co.	19,933	347,432
Fidelity & Guaranty Life(x)	18,198	505,904
Genworth Financial, Inc., Class A*	721,982	2,974,566
Global Indemnity Ltd.*	11,726	451,334
Greenlight Capital Re Ltd., Class A*	45,487	1,005,263
Hallmark Financial Services, Inc.*	19,655	217,188
HCI Group, Inc.	13,761	627,226
Heritage Insurance Holdings, Inc.	42,714	545,458
Horace Mann Educators Corp.	61,136	2,509,633
Independence Holding Co.	10,986	204,340
Infinity Property & Casualty Corp.	15,271	1,458,381
Investors Title Co.	2,417	382,249
James River Group Holdings Ltd.	22,217	952,221
Kemper Corp.	55,806	2,226,659
Kinsale Capital Group, Inc.	9,957	319,022
Maiden Holdings Ltd.	90,140	1,261,960
MBIA, Inc.*	199,549	1,690,180
National General Holdings Corp.	73,381	1,743,533
National Western Life Group, Inc., Class A	3,369	1,024,715
Navigators Group, Inc. (The)	32,120	1,744,116
OneBeacon Insurance Group Ltd., Class A	31,165	498,640
Patriot National, Inc.(x)	19,327	54,502
Primerica, Inc.	69,559	5,717,749
RLI Corp.	55,891	3,354,578
Safety Insurance Group, Inc.	21,769	1,526,007
Selective Insurance Group, Inc.	81,938	3,863,376
State Auto Financial Corp.	23,199	636,813
State National Cos., Inc.	49,768	716,659
Stewart Information Services Corp.	31,686	1,399,887
Third Point Reinsurance Ltd.*	99,488	1,203,805
Trupanion, Inc.(x)*	22,501	319,964
United Fire Group, Inc.	32,887	1,406,577
United Insurance Holdings Corp.	26,539	423,297
Universal Insurance Holdings, Inc.(x)	49,026	1,201,137
WMIH Corp.(x)*	310,959	450,891

		67,440,476

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	41,452	748,209
Altisource Residential Corp. (REIT)	78,374	1,195,204
Anworth Mortgage Asset Corp. (REIT)	150,341	834,393
Apollo Commercial Real Estate Finance, Inc. (REIT)	120,936	2,274,806
Ares Commercial Real Estate Corp. (REIT)	41,870	560,221
ARMOUR Residential REIT, Inc. (REIT)(x)	54,990	1,248,817
Capstead Mortgage Corp. (REIT)	145,197	1,530,376
CYS Investments, Inc. (REIT)	227,837	1,811,304
Dynex Capital, Inc. (REIT)	76,836	544,767
Great Ajax Corp. (REIT)	25,848	337,316
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	61,437	1,241,027
Invesco Mortgage Capital, Inc. (REIT)	169,822	2,618,655
Ladder Capital Corp. (REIT)	61,404	886,674
MTGE Investment Corp. (REIT)	70,301	1,177,542
New Residential Investment Corp. (REIT)	441,194	7,491,473
New York Mortgage Trust, Inc. (REIT)	170,392	1,051,319
Orchid Island Capital, Inc. (REIT)(x)	43,440	433,966
Owens Realty Mortgage, Inc. (REIT)	13,562	241,404
PennyMac Mortgage Investment Trust (REIT)‡	99,806	1,771,557
Redwood Trust, Inc. (REIT)	117,113	1,945,247
Resource Capital Corp. (REIT)	46,740	456,650
Western Asset Mortgage Capital Corp. (REIT)	62,294	608,612

		31,009,539

Thrifts & Mortgage Finance (2.1%)
Astoria Financial Corp.	131,161	2,690,112
Bank Mutual Corp.	61,659	579,595
BankFinancial Corp.	24,763	359,559
Bear State Financial, Inc.	24,691	232,095
Beneficial Bancorp, Inc.	107,724	1,723,584
BofI Holding, Inc.(x)*	90,680	2,369,468
Capitol Federal Financial, Inc.	189,479	2,772,078
Charter Financial Corp.	23,369	459,668
Clifton Bancorp, Inc.	35,344	572,219
Dime Community Bancshares, Inc.	46,909	952,253
ESSA Bancorp, Inc.	10,685	155,787
Essent Group Ltd.*	112,265	4,060,625
EverBank Financial Corp.	155,254	3,024,348
Federal Agricultural Mortgage Corp., Class C	13,477	775,871
First Defiance Financial Corp.	14,723	728,936
Flagstar Bancorp, Inc.*	30,839	869,351
Greene County Bancorp, Inc.(x)	2,774	64,773
Hingham Institution for Savings	1,932	341,674
Home Bancorp, Inc.	7,399	249,716
HomeStreet, Inc.*	36,169	1,010,924
Impac Mortgage Holdings, Inc.(x)*	11,358	141,521
Kearny Financial Corp.	132,742	1,997,767
LendingTree, Inc.(x)*	9,514	1,192,580
Meridian Bancorp, Inc.	73,392	1,343,074
Meta Financial Group, Inc.	11,893	1,052,531
MGIC Investment Corp.*	505,879	5,124,553
Nationstar Mortgage Holdings, Inc.(x)*	43,653	687,971
NMI Holdings, Inc., Class A*	79,134	902,128
Northfield Bancorp, Inc.	64,021	1,153,658
Northwest Bancshares, Inc.	142,520	2,400,037
OceanFirst Financial Corp.	34,107	960,965

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Ocwen Financial Corp.(x)*	148,432	$811,923
Oritani Financial Corp.	58,580	995,860
PennyMac Financial Services, Inc., Class A‡	12,395	211,335
PHH Corp.*	80,331	1,022,614
Provident Bancorp, Inc.*	5,638	118,116
Provident Financial Holdings, Inc.	8,615	160,670
Provident Financial Services, Inc.	90,950	2,351,058
Radian Group, Inc.	319,101	5,731,053
SI Financial Group, Inc.	13,687	192,302
Southern Missouri Bancorp, Inc.(x)	7,616	270,520
Territorial Bancorp, Inc.	11,741	365,967
TrustCo Bank Corp.	144,500	1,134,325
United Community Financial Corp.	64,847	540,824
United Financial Bancorp, Inc.	74,436	1,266,156
Walker & Dunlop, Inc.*	40,987	1,708,748
Washington Federal, Inc.	136,146	4,506,433
Waterstone Financial, Inc.	38,854	709,086
Western New England Bancorp, Inc.	28,185	295,943
WSFS Financial Corp.	44,014	2,022,443

		65,364,797

Total Financials		542,870,274

Health Care (11.5%)
Biotechnology (4.2%)
Acceleron Pharma, Inc.*	40,321	1,067,297
Achillion Pharmaceuticals, Inc.(x)*	173,897	732,106
Acorda Therapeutics, Inc.*	63,463	1,332,723
Adamas Pharmaceuticals, Inc.(x)*	24,457	427,998
Aduro Biotech, Inc.(x)*	51,385	552,389
Advaxis, Inc.(x)*	55,186	450,870
Adverum Biotechnologies, Inc.(x)*	41,387	111,745
Aevi Genomic Medicine, Inc.(x)*	34,638	64,427
Agenus, Inc.*	112,900	425,633
Aimmune Therapeutics, Inc.(x)*	37,836	822,176
Akebia Therapeutics, Inc.*	50,653	466,008
Alder Biopharmaceuticals, Inc.*	70,570	1,467,856
AMAG Pharmaceuticals, Inc.*	53,105	1,197,518
Amicus Therapeutics, Inc.(x)*	210,789	1,502,926
AnaptysBio, Inc.*	7,161	198,718
Anavex Life Sciences Corp.(x)*	47,872	274,785
Anthera Pharmaceuticals, Inc.(x)*	54,602	23,233
Applied Genetic Technologies Corp.*	18,384	126,850
Aptevo Therapeutics, Inc.*	24,005	49,450
Ardelyx, Inc.*	48,775	617,004
Arena Pharmaceuticals, Inc.*	359,718	525,188
Argos Therapeutics, Inc.(x)*	28,573	12,912
Array BioPharma, Inc.*	249,560	2,231,066
Arrowhead Pharmaceuticals, Inc.(x)*	93,991	173,883
Asterias Biotherapeutics, Inc.(x)*	30,197	102,670
Atara Biotherapeutics, Inc.(x)*	33,838	695,371
Athersys, Inc.(x)*	105,600	180,576
Avexis, Inc.(x)*	8,385	637,512
Axovant Sciences Ltd.(x)*	35,666	532,850
Bellicum Pharmaceuticals, Inc.*	30,241	373,174
BioCryst Pharmaceuticals, Inc.(x)*	115,321	968,696
BioSpecifics Technologies Corp.*	8,063	441,852
BioTime, Inc.(x)*	109,921	379,227
Bluebird Bio, Inc.*	59,577	5,415,549
Blueprint Medicines Corp.*	35,980	1,438,840
Cara Therapeutics, Inc.(x)*	30,875	567,791
Celldex Therapeutics, Inc.(x)*	142,710	515,183
Cellular Biomedicine Group, Inc.(x)*	17,438	205,768
ChemoCentryx, Inc.*	37,404	272,301
Chimerix, Inc.*	62,245	397,123
Cidara Therapeutics, Inc.(x)*	14,836	115,721
Clovis Oncology, Inc.*	54,338	3,459,700
Coherus Biosciences, Inc.*	49,498	1,046,883
Concert Pharmaceuticals, Inc.*	28,487	485,988
Corvus Pharmaceuticals, Inc.*	4,420	91,803
Curis, Inc.*	182,089	506,207
Cytokinetics, Inc.*	52,681	676,951
CytomX Therapeutics, Inc.*	28,685	495,390
CytRx Corp.(x)*	206,361	91,666
Dimension Therapeutics, Inc.*	16,501	28,877
Dynavax Technologies Corp.(x)*	59,890	356,346
Eagle Pharmaceuticals, Inc.(x)*	13,106	1,087,012
Edge Therapeutics, Inc.*	22,837	208,045
Editas Medicine, Inc.(x)*	11,047	246,569
Eiger BioPharmaceuticals, Inc.(x)*	4,601	52,681
Emergent BioSolutions, Inc.*	48,011	1,394,239
Enanta Pharmaceuticals, Inc.*	22,265	685,762
Epizyme, Inc.*	60,691	1,040,851
Esperion Therapeutics, Inc.*	20,908	738,261
Exact Sciences Corp.(x)*	157,874	3,728,984
Exelixis, Inc.*	338,545	7,336,270
FibroGen, Inc.*	76,876	1,894,993
Five Prime Therapeutics, Inc.*	40,910	1,478,897
Flexion Therapeutics, Inc.*	38,165	1,027,020
Fortress Biotech, Inc.(x)*	44,095	163,152
Foundation Medicine, Inc.(x)*	19,635	633,229
Galena Biopharma, Inc.(x)*	13,402	8,175
Genomic Health, Inc.*	27,570	868,179
Geron Corp.(x)*	216,738	491,995
Global Blood Therapeutics, Inc.(x)*	28,405	1,046,724
GlycoMimetics, Inc.*	13,482	73,207
Halozyme Therapeutics, Inc.(x)*	160,465	2,079,626
Heron Therapeutics, Inc.(x)*	62,036	930,540
Idera Pharmaceuticals, Inc.*	146,606	362,117
Ignyta, Inc.*	42,245	363,307
Immune Design Corp.*	24,782	168,518
ImmunoGen, Inc.(x)*	125,918	487,303
Immunomedics, Inc.(x)*	144,761	936,604
Infinity Pharmaceuticals, Inc.*	67,503	218,035
Inotek Pharmaceuticals Corp.(x)*	24,176	48,352
Inovio Pharmaceuticals, Inc.(x)*	98,018	648,879
Insmed, Inc.*	95,252	1,667,863
Insys Therapeutics, Inc.(x)*	35,513	373,242
Intellia Therapeutics, Inc.(x)*	10,293	145,028
Invitae Corp.*	38,717	428,210
Ironwood Pharmaceuticals, Inc.(x)*	194,970	3,326,188
Jounce Therapeutics, Inc.*	9,077	199,603
Karyopharm Therapeutics, Inc.*	38,707	496,998
Keryx Biopharmaceuticals, Inc.(x)*	117,743	725,297
Kite Pharma, Inc.(x)*	64,010	5,024,145
La Jolla Pharmaceutical Co.(x)*	22,128	660,521
Lexicon Pharmaceuticals, Inc.(x)*	62,460	895,676
Ligand Pharmaceuticals, Inc.(x)*	28,020	2,965,637
Lion Biotechnologies, Inc.*	86,294	642,890
Loxo Oncology, Inc.*	23,890	1,005,291
MacroGenics, Inc.*	47,853	890,066
MannKind Corp.(x)*	94,555	139,941
MediciNova, Inc.(x)*	41,570	249,004
Merrimack Pharmaceuticals, Inc.(x)*	179,486	552,817
MiMedx Group, Inc.(x)*	157,368	1,499,717
Minerva Neurosciences, Inc.(x)*	29,584	239,630
Mirati Therapeutics, Inc.*	15,689	81,583
Momenta Pharmaceuticals, Inc.*	99,928	1,334,039
Myriad Genetics, Inc.(x)*	101,089	1,940,909
NantKwest, Inc.(x)*	22,982	81,586
Natera, Inc.*	37,687	334,284

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
NewLink Genetics Corp.*	34,899	$841,066
Novavax, Inc.(x)*	407,184	521,196
OncoMed Pharmaceuticals, Inc.(x)*	33,976	312,919
Ophthotech Corp.*	46,032	168,477
Organovo Holdings, Inc.(x)*	138,467	440,325
Otonomy, Inc.*	35,015	428,934
OvaScience, Inc.(x)*	45,261	84,638
PDL BioPharma, Inc.	249,543	566,463
Pfenex, Inc.*	30,085	174,794
PharmAthene, Inc.(x)	88,386	71,725
Portola Pharmaceuticals, Inc.*	73,127	2,865,847
Progenics Pharmaceuticals, Inc.(x)*	107,114	1,011,156
Protagonist Therapeutics, Inc.(x)*	11,317	144,971
Proteostasis Therapeutics, Inc.*	13,777	107,736
Prothena Corp. plc(x)*	52,288	2,917,148
PTC Therapeutics, Inc.*	48,958	481,747
Puma Biotechnology, Inc.*	41,706	1,551,463
Radius Health, Inc.*	47,416	1,832,628
REGENXBIO, Inc.*	28,543	550,880
Regulus Therapeutics, Inc.(x)*	56,118	92,595
Repligen Corp.*	49,779	1,752,221
Retrophin, Inc.*	52,805	974,780
Rigel Pharmaceuticals, Inc.*	176,708	584,903
Sage Therapeutics, Inc.*	45,265	3,216,984
Sangamo Therapeutics, Inc.(x)*	108,785	565,682
Sarepta Therapeutics, Inc.(x)*	74,730	2,212,008
Seres Therapeutics, Inc.(x)*	26,009	293,121
Sorrento Therapeutics, Inc.(x)*	38,590	152,431
Spark Therapeutics, Inc.*	28,773	1,534,752
Spectrum Pharmaceuticals, Inc.*	125,538	815,997
Stemline Therapeutics, Inc.(x)*	27,283	233,270
Syndax Pharmaceuticals, Inc.*	6,589	90,401
Synergy Pharmaceuticals, Inc.(x)*	295,968	1,379,211
Synthetic Biologics, Inc.(x)*	105,122	66,300
T2 Biosystems, Inc.(x)*	20,221	106,362
TESARO, Inc.*	41,811	6,433,459
TG Therapeutics, Inc.(x)*	57,935	674,943
Tokai Pharmaceuticals, Inc.(x)*	12,354	10,322
Trevena, Inc.*	65,186	239,233
Trovagene, Inc.(x)*	40,269	46,309
Ultragenyx Pharmaceutical, Inc.(x)*	57,068	3,868,069
Vanda Pharmaceuticals, Inc.*	57,555	805,770
Veracyte, Inc.*	17,065	156,657
Versartis, Inc.*	43,504	928,810
Vital Therapies, Inc.(x)*	33,995	135,980
Voyager Therapeutics, Inc.(x)*	16,714	221,293
vTv Therapeutics, Inc., Class A*	9,459	61,956
XBiotech, Inc.(x)*	25,238	416,175
Xencor, Inc.*	51,373	1,228,842
Zafgen, Inc.*	32,784	152,773
ZIOPHARM Oncology, Inc.(x)*	178,471	1,131,506

		137,339,695

Health Care Equipment & Supplies (2.9%)
Abaxis, Inc.	33,225	1,611,413
Accuray, Inc.*	122,089	579,923
Analogic Corp.	18,956	1,438,760
AngioDynamics, Inc.*	38,989	676,459
Anika Therapeutics, Inc.*	21,618	939,086
AtriCure, Inc.*	49,285	943,808
Atrion Corp.	1,992	932,654
Avinger, Inc.(x)*	41,348	78,561
AxoGen, Inc.*	33,125	346,156
Cantel Medical Corp.	52,304	4,189,550
Cardiovascular Systems, Inc.*	45,184	1,277,578
Cerus Corp.(x)*	155,711	692,914
ConforMIS, Inc.(x)*	50,872	265,552
CONMED Corp.	40,865	1,814,815
Corindus Vascular Robotics, Inc.(x)*	67,568	88,514
CryoLife, Inc.*	45,407	756,027
Cutera, Inc.*	20,775	430,043
Endologix, Inc.(x)*	123,341	892,989
Entellus Medical, Inc.(x)*	10,513	145,079
Exactech, Inc.*	16,794	423,209
GenMark Diagnostics, Inc.*	62,153	796,801
Glaukos Corp.*	24,353	1,249,309
Globus Medical, Inc., Class A*	105,473	3,124,110
Haemonetics Corp.*	74,541	3,024,128
Halyard Health, Inc.*	70,607	2,689,421
ICU Medical, Inc.*	21,456	3,276,331
Inogen, Inc.*	24,006	1,861,905
Insulet Corp.*	86,962	3,747,193
Integer Holdings Corp.*	44,812	1,801,442
Integra LifeSciences Holdings Corp.*	90,342	3,806,108
Invacare Corp.	49,651	590,847
InVivo Therapeutics Holdings Corp.(x)*	51,302	207,773
iRadimed Corp.(x)*	5,785	51,487
iRhythm Technologies, Inc.(x)*	10,234	384,798
IRIDEX Corp.(x)*	10,157	120,564
K2M Group Holdings, Inc.*	37,235	763,690
LeMaitre Vascular, Inc.	21,718	534,914
Masimo Corp.*	59,802	5,577,134
Meridian Bioscience, Inc.	62,417	861,355
Merit Medical Systems, Inc.*	64,099	1,852,461
Natus Medical, Inc.*	49,080	1,926,390
Neogen Corp.*	54,321	3,560,742
Nevro Corp.*	35,952	3,368,702
Novocure Ltd.(x)*	72,848	590,069
NuVasive, Inc.*	72,554	5,418,332
NxStage Medical, Inc.*	95,909	2,573,238
OraSure Technologies, Inc.*	85,618	1,107,041
Orthofix International NV*	26,056	994,036
Oxford Immunotec Global plc*	36,789	569,862
Penumbra, Inc.*	40,486	3,378,557
Quidel Corp.*	40,009	905,804
Rockwell Medical, Inc.(x)*	70,502	441,343
RTI Surgical, Inc.*	77,148	308,592
Second Sight Medical Products, Inc.(x)*	18,228	22,056
Senseonics Holdings, Inc.(x)*	38,002	68,024
Spectranetics Corp. (The)*	64,339	1,873,873
STAAR Surgical Co.*	62,594	613,421
Surmodics, Inc.*	18,312	440,404
Tactile Systems Technology, Inc.*	5,069	96,058
Tandem Diabetes Care, Inc.*	31,155	37,386
TransEnterix, Inc.(x)*	113,048	136,788
Utah Medical Products, Inc.	5,462	340,283
ViewRay, Inc.*	9,872	84,011
Wright Medical Group NV*	151,545	4,716,079
Zeltiq Aesthetics, Inc.*	53,542	2,977,471

		91,393,423

Health Care Providers & Services (1.6%)
AAC Holdings, Inc.*	14,609	124,615
Aceto Corp.	42,409	670,486
Addus HomeCare Corp.*	12,486	399,552
Adeptus Health, Inc., Class A(x)*	20,927	37,669
Air Methods Corp.*	49,716	2,137,788
Almost Family, Inc.*	16,374	795,776
Amedisys, Inc.*	42,259	2,159,012
American Renal Associates Holdings, Inc.*	12,967	218,883

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares		Value (Note 1)
AMN Healthcare Services, Inc.*	70,776		$2,873,506
BioScrip, Inc.(x)*	168,412		286,300
BioTelemetry, Inc.*	39,752		1,150,820
Capital Senior Living Corp.*	45,588		640,967
Chemed Corp.	23,806		4,349,117
Civitas Solutions, Inc.*	22,096		405,462
Community Health Systems, Inc.*	167,657		1,487,118
CorVel Corp.*	14,441		628,184
Cross Country Healthcare, Inc.*	46,955		674,274
Diplomat Pharmacy, Inc.*	68,847		1,098,110
Ensign Group, Inc. (The)	72,435		1,361,778
Genesis Healthcare, Inc.*	51,409		135,720
HealthEquity, Inc.*	65,293		2,771,688
HealthSouth Corp.	131,105		5,612,604
Kindred Healthcare, Inc.	123,656		1,032,528
Landauer, Inc.	14,275		695,906
LHC Group, Inc.*	22,121		1,192,322
Magellan Health, Inc.*	33,793		2,333,407
Molina Healthcare, Inc.*	63,487		2,895,007
National HealthCare Corp.	16,477		1,174,810
National Research Corp., Class A	12,716		250,505
Nobilis Health Corp.(x)*	80,039		136,066
Owens & Minor, Inc.	90,988		3,148,184
PharMerica Corp.*	43,984		1,029,226
Providence Service Corp. (The)*	17,114		760,546
Quorum Health Corp.*	43,519		236,743
RadNet, Inc.*	55,147		325,367
Select Medical Holdings Corp.*	157,082		2,097,045
Surgery Partners, Inc.(x)*	27,457		535,412
Teladoc, Inc.(x)*	34,369		859,225
Tivity Health, Inc.*	44,167		1,285,260
Triple-S Management Corp., Class B*	35,789		628,813
UnitedHealth Group, Inc.	—	@	80
Universal American Corp.*	65,976		657,781
US Physical Therapy, Inc.	18,155		1,185,522

			52,479,184

Health Care Technology (0.5%)
Castlight Health, Inc., Class B*	67,053		244,743
Computer Programs & Systems, Inc.(x)	16,440		460,320
Cotiviti Holdings, Inc.*	19,158		797,548
Evolent Health, Inc., Class A(x)*	25,174		561,380
HealthStream, Inc.*	37,748		914,634
HMS Holdings Corp.*	127,096		2,583,862
Medidata Solutions, Inc.*	80,578		4,648,545
Omnicell, Inc.*	53,789		2,186,523
Quality Systems, Inc.*	78,702		1,199,418
Tabula Rasa HealthCare, Inc.*	6,238		84,088
Vocera Communications, Inc.*	36,264		900,435

			14,581,496

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc.(x)*	33,539		811,644
Albany Molecular Research, Inc.(x)*	38,427		539,131
Cambrex Corp.*	48,138		2,649,997
ChromaDex Corp.(x)*	41,461		111,530
Enzo Biochem, Inc.*	56,372		471,834
Fluidigm Corp.*	46,506		264,619
INC Research Holdings, Inc., Class A*	62,279		2,855,492
Luminex Corp.	54,901		1,008,531
Medpace Holdings, Inc.*	12,147		362,588
NanoString Technologies, Inc.*	21,330		423,827
NeoGenomics, Inc.*	78,559		619,831
Pacific Biosciences of California, Inc.(x)*	117,301		606,446
PAREXEL International Corp.*	77,830		4,911,851
PRA Health Sciences, Inc.*	35,168		2,294,009

			17,931,330

Pharmaceuticals (1.7%)
AcelRx Pharmaceuticals, Inc.(x)*	49,182		154,923
Aclaris Therapeutics, Inc.*	14,836		442,410
Aerie Pharmaceuticals, Inc.*	41,879		1,899,213
Agile Therapeutics, Inc.(x)*	14,002		44,876
Amphastar Pharmaceuticals, Inc.*	52,268		757,886
Ampio Pharmaceuticals, Inc.(x)*	60,412		48,330
ANI Pharmaceuticals, Inc.*	12,106		599,368
Aratana Therapeutics, Inc.(x)*	48,353		256,271
Axsome Therapeutics, Inc.(x)*	13,752		53,633
Bio-Path Holdings, Inc.(x)*	113,683		94,027
Catalent, Inc.*	149,501		4,233,868
Cempra, Inc.*	66,611		249,791
Clearside Biomedical, Inc.*	12,292		97,598
Collegium Pharmaceutical, Inc.(x)*	22,924		230,615
Corcept Therapeutics, Inc.*	108,841		1,192,897
Depomed, Inc.*	91,482		1,148,099
Dermira, Inc.*	42,231		1,440,499
Durect Corp.(x)*	227,332		238,699
Egalet Corp.(x)*	35,186		179,449
Endocyte, Inc.*	51,918		133,429
Flex Pharma, Inc.*	14,850		65,340
Heska Corp.*	8,871		931,278
Horizon Pharma plc*	242,334		3,581,697
Impax Laboratories, Inc.*	110,164		1,393,575
Innoviva, Inc.(x)*	123,668		1,710,328
Intersect ENT, Inc.*	37,316		639,969
Intra-Cellular Therapies, Inc.*	51,936		843,960
Lannett Co., Inc.(x)*	41,693		931,839
Lipocine, Inc.(x)*	23,571		91,927
Medicines Co. (The)(x)*	98,633		4,823,154
MyoKardia, Inc.*	15,857		208,520
Nektar Therapeutics*	212,117		4,978,386
Neos Therapeutics, Inc.(x)*	19,296		138,931
Ocular Therapeutix, Inc.(x)*	29,803		276,572
Omeros Corp.(x)*	63,187		955,387
Pacira Pharmaceuticals, Inc.*	54,943		2,505,401
Paratek Pharmaceuticals, Inc.*	26,864		517,132
Phibro Animal Health Corp., Class A	26,899		755,862
Prestige Brands Holdings, Inc.*	78,463		4,359,404
Reata Pharmaceuticals, Inc., Class A(x)*	8,340		188,901
Revance Therapeutics, Inc.(x)*	29,872		621,338
SciClone Pharmaceuticals, Inc.*	74,580		730,884
Sucampo Pharmaceuticals, Inc., Class A(x)*	34,911		384,021
Supernus Pharmaceuticals, Inc.*	71,231		2,229,530
Teligent, Inc.*	59,824		467,225
Tetraphase Pharmaceuticals, Inc.*	48,474		445,476
TherapeuticsMD, Inc.(x)*	227,978		1,641,442
Theravance Biopharma, Inc.(x)*	57,644		2,122,452
Titan Pharmaceuticals, Inc.(x)*	27,350		90,255
WaVe Life Sciences Ltd.(x)*	10,294		283,085
Zogenix, Inc.(x)*	39,423		427,740

			52,836,892

Total Health Care			366,562,020

Industrials (12.7%)
Aerospace & Defense (1.4%)
AAR Corp.	48,873		1,643,599
Aerojet Rocketdyne Holdings, Inc.*	89,917		1,951,199
Aerovironment, Inc.(x)*	31,495		882,805
Astronics Corp.*	29,456		934,639

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Cubic Corp.	36,246	$1,913,789
Curtiss-Wright Corp.	65,365	5,965,210
DigitalGlobe, Inc.*	95,368	3,123,302
Ducommun, Inc.*	15,060	433,577
Engility Holdings, Inc.*	27,253	788,702
Esterline Technologies Corp.*	43,651	3,756,169
KeyW Holding Corp. (The)(x)*	61,825	583,628
KLX, Inc.*	77,420	3,460,674
Kratos Defense & Security Solutions, Inc.(x)*	94,721	736,929
Mercury Systems, Inc.*	69,094	2,698,121
Moog, Inc., Class A*	47,099	3,172,118
National Presto Industries, Inc.	7,207	736,555
Sparton Corp.*	13,063	274,192
TASER International, Inc.(x)*	78,706	1,793,710
Teledyne Technologies, Inc.*	50,572	6,395,334
Triumph Group, Inc.	74,074	1,907,406
Vectrus, Inc.*	16,304	364,394

		43,516,052

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	64,973	1,042,817
Atlas Air Worldwide Holdings, Inc.*	36,104	2,001,967
Echo Global Logistics, Inc.*	44,194	943,542
Forward Air Corp.	45,179	2,149,165
Hub Group, Inc., Class A*	48,267	2,239,589
Park-Ohio Holdings Corp.	13,206	474,756
Radiant Logistics, Inc.*	53,320	266,600
XPO Logistics, Inc.*	145,645	6,974,938

		16,093,374

Airlines (0.3%)
Allegiant Travel Co.	19,202	3,077,121
Hawaiian Holdings, Inc.*	78,500	3,646,324
SkyWest, Inc.	71,410	2,445,793

		9,169,238

Building Products (1.1%)
AAON, Inc.	61,025	2,157,234
Advanced Drainage Systems, Inc.	53,092	1,162,715
American Woodmark Corp.*	20,596	1,890,713
Apogee Enterprises, Inc.	40,855	2,435,367
Armstrong Flooring, Inc.*	34,168	629,375
Builders FirstSource, Inc.*	127,747	1,903,430
Caesarstone Ltd.(x)*	36,474	1,322,183
Continental Building Products, Inc.*	52,210	1,279,145
CSW Industrials, Inc.*	22,786	836,246
Gibraltar Industries, Inc.*	47,952	1,975,622
Griffon Corp.	45,866	1,130,597
Insteel Industries, Inc.	26,984	975,202
JELD-WEN Holding, Inc.*	35,027	1,150,637
Masonite International Corp.*	43,982	3,485,573
NCI Building Systems, Inc.*	42,457	728,138
Patrick Industries, Inc.*	22,767	1,614,180
PGT Innovations, Inc.*	72,206	776,215
Ply Gem Holdings, Inc.*	34,041	670,608
Quanex Building Products Corp.	50,973	1,032,203
Simpson Manufacturing Co., Inc.	60,844	2,621,768
Trex Co., Inc.*	43,759	3,036,436
Universal Forest Products, Inc.	29,649	2,921,612

		35,735,199

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	82,060	3,577,815
ACCO Brands Corp.*	161,225	2,120,109
Advanced Disposal Services, Inc.*	33,232	751,043
Aqua Metals, Inc.(x)*	18,919	369,677
ARC Document Solutions, Inc.*	56,546	195,084
Brady Corp., Class A	64,766	2,503,206
Brink’s Co. (The)	66,516	3,555,280
Casella Waste Systems, Inc., Class A*	61,104	862,177
CECO Environmental Corp.	46,154	485,079
Deluxe Corp.	73,005	5,268,770
Ennis, Inc.	38,390	652,630
Essendant, Inc.	55,503	840,870
Healthcare Services Group, Inc.	103,609	4,464,511
Heritage-Crystal Clean, Inc.*	16,387	224,502
Herman Miller, Inc.	89,743	2,831,392
HNI Corp.	67,877	3,128,451
InnerWorkings, Inc.*	57,237	570,081
Interface, Inc.	97,900	1,864,995
Kimball International, Inc., Class B	57,509	948,899
Knoll, Inc.	72,615	1,728,963
Matthews International Corp., Class A	47,177	3,191,524
McGrath RentCorp	35,093	1,178,072
Mobile Mini, Inc.	65,653	2,002,417
MSA Safety, Inc.	44,990	3,180,343
Multi-Color Corp.	20,950	1,487,450
NL Industries, Inc.*	10,418	67,196
Quad/Graphics, Inc.	44,044	1,111,671
SP Plus Corp.*	25,220	851,175
Steelcase, Inc., Class A	130,034	2,178,070
Team, Inc.*	43,974	1,189,497
Tetra Tech, Inc.	83,650	3,417,103
TRC Cos., Inc.*	23,943	417,805
UniFirst Corp.	22,266	3,149,526
US Ecology, Inc.	32,520	1,523,562
Viad Corp.	30,909	1,397,087
VSE Corp.	13,048	532,358
West Corp.	65,049	1,588,497

		65,406,887

Construction & Engineering (0.8%)
Aegion Corp.*	54,928	1,258,400
Ameresco, Inc., Class A*	27,670	181,239
Argan, Inc.	19,649	1,299,781
Comfort Systems USA, Inc.	53,461	1,959,346
Dycom Industries, Inc.*	45,796	4,256,738
EMCOR Group, Inc.	88,210	5,552,821
Granite Construction, Inc.	57,034	2,862,536
Great Lakes Dredge & Dock Corp.*	98,704	394,816
HC2 Holdings, Inc.*	47,898	296,968
IES Holdings, Inc.*	11,042	199,860
Layne Christensen Co.(x)*	24,787	219,117
MasTec, Inc.*	96,506	3,865,065
MYR Group, Inc.*	21,135	866,535
NV5 Global, Inc.*	11,069	416,194
Orion Group Holdings, Inc.*	38,279	285,944
Primoris Services Corp.	59,522	1,382,101
Tutor Perini Corp.*	56,043	1,782,167

		27,079,628

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	8,156	163,936
American Superconductor Corp.(x)*	15,783	108,271
Atkore International Group, Inc.*	18,107	475,852
AZZ, Inc.	39,096	2,326,212
Babcock & Wilcox Enterprises, Inc.*	70,191	655,584
Encore Wire Corp.	29,976	1,378,896
Energous Corp.(x)*	21,383	333,575
EnerSys	64,185	5,066,764
FuelCell Energy, Inc.*	39,833	54,770
Generac Holdings, Inc.*	89,223	3,326,233
General Cable Corp.	73,815	1,324,979
LSI Industries, Inc.	34,535	348,458
Plug Power, Inc.(x)*	263,125	363,113

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Powell Industries, Inc.	13,890	$478,372
Power Solutions International, Inc.(x)*	6,162	62,175
Preformed Line Products Co.	3,574	186,384
Sunrun, Inc.(x)*	91,048	491,659
Thermon Group Holdings, Inc.*	47,495	989,796
TPI Composites, Inc.*	8,963	170,387
Vicor Corp.*	20,963	337,504

		18,642,920

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	53,858	1,564,575

Machinery (3.1%)
Actuant Corp., Class A	86,642	2,283,017
Alamo Group, Inc.	14,407	1,097,669
Albany International Corp., Class A	43,259	1,992,077
Altra Industrial Motion Corp.	38,828	1,512,351
American Railcar Industries, Inc.(x)	13,044	536,108
Astec Industries, Inc.	28,622	1,760,110
Barnes Group, Inc.	73,994	3,798,852
Blue Bird Corp.(x)*	10,069	172,683
Briggs & Stratton Corp.	63,575	1,427,259
Chart Industries, Inc.*	45,317	1,583,376
CIRCOR International, Inc.	24,426	1,451,881
Columbus McKinnon Corp.	31,102	771,952
DMC Global, Inc.	17,976	222,902
Douglas Dynamics, Inc.	33,534	1,027,817
Energy Recovery, Inc.(x)*	49,964	415,700
EnPro Industries, Inc.	31,874	2,268,154
ESCO Technologies, Inc.	37,705	2,190,661
ExOne Co. (The)(x)*	17,967	183,084
Federal Signal Corp.	90,088	1,244,115
Franklin Electric Co., Inc.	66,138	2,847,241
FreightCar America, Inc.	16,622	208,274
Gencor Industries, Inc.*	11,016	164,689
Global Brass & Copper Holdings, Inc.	31,999	1,100,766
Gorman-Rupp Co. (The)	28,125	883,125
Graham Corp.	12,923	297,229
Greenbrier Cos., Inc. (The)(x)	40,346	1,738,913
Hardinge, Inc.	14,883	167,285
Harsco Corp.*	123,356	1,572,789
Hillenbrand, Inc.	86,745	3,109,808
Hurco Cos., Inc.	8,308	258,379
Hyster-Yale Materials Handling, Inc.	13,992	789,009
John Bean Technologies Corp.	45,176	3,973,229
Joy Global, Inc.	145,178	4,101,278
Kadant, Inc.	15,942	946,158
Kennametal, Inc.	116,353	4,564,527
Lindsay Corp.(x)	16,208	1,428,249
Lydall, Inc.*	25,202	1,350,827
Manitowoc Co., Inc. (The)*	185,916	1,059,721
Meritor, Inc.*	118,211	2,024,954
Milacron Holdings Corp.*	20,227	376,424
Miller Industries, Inc.	15,282	402,681
Mueller Industries, Inc.	81,689	2,796,214
Mueller Water Products, Inc., Class A	233,336	2,758,032
Navistar International Corp.*	73,282	1,804,203
NN, Inc.	41,117	1,036,148
Omega Flex, Inc.	3,624	173,191
Proto Labs, Inc.*	37,255	1,903,731
RBC Bearings, Inc.*	33,817	3,283,293
REV Group, Inc.*	16,650	459,041
Rexnord Corp.*	119,073	2,748,205
SPX Corp.*	63,142	1,531,194
SPX FLOW, Inc.*	48,833	1,694,993
Standex International Corp.	19,257	1,928,589
Sun Hydraulics Corp.	34,591	1,249,081
Supreme Industries, Inc., Class A	18,115	367,010
Tennant Co.	26,463	1,922,537
Titan International, Inc.	68,577	709,086
TriMas Corp.*	68,888	1,429,426
Wabash National Corp.	85,919	1,777,664
Watts Water Technologies, Inc., Class A	40,911	2,550,801
Woodward, Inc.	78,007	5,298,234

		96,725,996

Marine (0.1%)
Costamare, Inc.	36,288	241,678
Matson, Inc.	65,058	2,066,242
Scorpio Bulkers, Inc.*	80,594	741,465

		3,049,385

Professional Services (1.2%)
Acacia Research Corp.*	70,128	403,236
Advisory Board Co. (The)*	62,043	2,903,612
Barrett Business Services, Inc.	11,017	601,749
CBIZ, Inc.*	75,974	1,029,448
CEB, Inc.	46,883	3,685,004
Cogint, Inc.(x)*	20,270	94,256
CRA International, Inc.	12,933	456,923
Exponent, Inc.	38,100	2,268,855
Franklin Covey Co.*	17,130	346,026
FTI Consulting, Inc.*	62,897	2,589,469
GP Strategies Corp.*	20,777	525,658
Heidrick & Struggles International, Inc.	28,804	758,985
Hill International, Inc.*	48,692	202,072
Huron Consulting Group, Inc.*	33,158	1,395,952
ICF International, Inc.*	27,318	1,128,233
Insperity, Inc.	23,530	2,085,935
Kelly Services, Inc., Class A	39,330	859,754
Kforce, Inc.	37,444	889,295
Korn/Ferry International	84,347	2,656,087
Mistras Group, Inc.*	25,187	538,498
Navigant Consulting, Inc.*	71,652	1,637,965
On Assignment, Inc.*	75,152	3,647,127
Resources Connection, Inc.	41,763	699,530
RPX Corp.*	74,987	899,844
TriNet Group, Inc.*	62,172	1,796,771
TrueBlue, Inc.*	62,623	1,712,739
WageWorks, Inc.*	54,601	3,947,651

		39,760,674

Road & Rail (0.4%)
ArcBest Corp.	37,414	972,764
Celadon Group, Inc.(x)	37,575	246,116
Covenant Transportation Group, Inc., Class A*	17,450	328,060
Heartland Express, Inc.	68,187	1,367,149
Knight Transportation, Inc.	100,178	3,140,580
Marten Transport Ltd.	35,174	824,830
PAM Transportation Services, Inc.*	4,096	66,724
Roadrunner Transportation Systems, Inc.*	44,534	305,949
Saia, Inc.*	38,539	1,707,278
Swift Transportation Co.(x)*	108,131	2,221,011
Universal Logistics Holdings, Inc.	10,628	152,512
USA Truck, Inc.*	12,703	93,367
Werner Enterprises, Inc.	62,415	1,635,273
YRC Worldwide, Inc.*	50,107	551,678

		13,613,291

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (1.0%)
Aircastle Ltd.	71,018	$1,713,664
Applied Industrial Technologies, Inc.	53,836	3,329,756
Beacon Roofing Supply, Inc.*	86,380	4,246,440
BMC Stock Holdings, Inc.*	84,427	1,908,050
CAI International, Inc.*	24,028	378,201
DXP Enterprises, Inc.*	21,796	825,415
Foundation Building Materials, Inc.*	15,191	242,600
GATX Corp.(x)	61,064	3,722,460
GMS, Inc.*	10,789	378,047
H&E Equipment Services, Inc.	46,278	1,134,737
Kaman Corp.	39,816	1,916,344
Lawson Products, Inc.*	7,975	179,039
MRC Global, Inc.*	142,471	2,611,493
Neff Corp., Class A*	15,366	298,869
NOW, Inc.*	157,875	2,677,560
Real Industry, Inc.*	37,843	107,853
Rush Enterprises, Inc., Class A*	43,584	1,441,759
Rush Enterprises, Inc., Class B*	9,062	282,553
SiteOne Landscape Supply, Inc.*	16,960	821,034
Textainer Group Holdings Ltd.	30,186	461,846
Titan Machinery, Inc.*	24,181	370,937
Triton International Ltd.	59,499	1,534,479
Univar, Inc.*	63,253	1,939,337
Veritiv Corp.*	13,212	684,382
Willis Lease Finance Corp.*	6,061	135,463

		33,342,318

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	81,784	932,338

Total Industrials		404,631,875

Information Technology (15.3%)
Communications Equipment (1.7%)
Acacia Communications, Inc.(x)*	7,743	453,895
ADTRAN, Inc.	72,406	1,502,425
Aerohive Networks, Inc.(x)*	39,865	167,832
Applied Optoelectronics, Inc.*	26,243	1,473,544
Bel Fuse, Inc., Class B	13,809	352,820
Black Box Corp.	20,241	181,157
CalAmp Corp.*	53,100	891,549
Calix, Inc.*	60,370	437,683
Ciena Corp.*	203,576	4,806,430
Clearfield, Inc.(x)*	16,760	275,702
Comtech Telecommunications Corp.	35,115	517,595
Digi International, Inc.*	34,188	406,837
EMCORE Corp.	39,176	352,584
Extreme Networks, Inc.*	156,416	1,174,684
Finisar Corp.*	159,600	4,363,463
Harmonic, Inc.(x)*	120,802	718,772
Infinera Corp.(x)*	212,350	2,172,341
InterDigital, Inc.	50,344	4,344,687
Ixia*	93,858	1,844,310
KVH Industries, Inc.*	20,287	170,411
Lumentum Holdings, Inc.*	75,776	4,042,650
NETGEAR, Inc.*	48,701	2,413,135
NetScout Systems, Inc.*	132,894	5,043,326
Oclaro, Inc.*	162,958	1,600,248
Plantronics, Inc.	50,063	2,708,909
Quantenna Communications, Inc.*	8,024	167,140
ShoreTel, Inc.*	97,746	601,138
Silicom Ltd.	7,877	391,251
Sonus Networks, Inc.*	75,234	495,792
Ubiquiti Networks, Inc.(x)*	38,375	1,928,728
ViaSat, Inc.*	76,662	4,892,568
Viavi Solutions, Inc.*	343,043	3,677,421

		54,571,027

Electronic Equipment, Instruments & Components (2.7%)
Agilysys, Inc.*	19,519	184,455
Anixter International, Inc.*	42,800	3,394,040
AVX Corp.	67,995	1,113,758
Badger Meter, Inc.	41,786	1,535,636
Belden, Inc.	62,064	4,294,208
Benchmark Electronics, Inc.*	71,544	2,275,099
Coherent, Inc.*	35,524	7,305,156
Control4 Corp.*	34,025	537,255
CTS Corp.	45,327	965,465
Daktronics, Inc.	52,295	494,188
Electro Scientific Industries, Inc.*	36,772	256,301
ePlus, Inc.*	9,317	1,258,261
Fabrinet*	52,313	2,198,715
FARO Technologies, Inc.*	24,599	879,414
II-VI, Inc.*	87,158	3,142,046
Insight Enterprises, Inc.*	54,085	2,222,353
InvenSense, Inc.*	124,208	1,568,747
Itron, Inc.*	48,993	2,973,875
Kimball Electronics, Inc.*	39,901	676,322
Knowles Corp.(x)*	133,521	2,530,223
Littelfuse, Inc.	32,751	5,237,213
Maxwell Technologies, Inc.*	43,396	252,131
Mesa Laboratories, Inc.	4,429	543,438
Methode Electronics, Inc.	54,895	2,503,212
MTS Systems Corp.	25,187	1,386,544
Novanta, Inc.*	48,072	1,276,312
OSI Systems, Inc.*	25,909	1,891,098
Park Electrochemical Corp.	27,413	489,596
PC Connection, Inc.	16,489	491,207
Plexus Corp.*	48,461	2,801,046
Radisys Corp.*	50,425	201,700
Rogers Corp.*	27,035	2,321,495
Sanmina Corp.*	106,979	4,343,347
ScanSource, Inc.*	37,202	1,460,179
SYNNEX Corp.	42,526	4,760,360
Systemax, Inc.	14,680	162,801
Tech Data Corp.*	51,506	4,836,413
TTM Technologies, Inc.*	105,906	1,708,264
Universal Display Corp.	60,803	5,235,138
Vishay Intertechnology, Inc.(x)	197,327	3,246,029
Vishay Precision Group, Inc.*	17,683	279,391

		85,232,431

Internet Software & Services (1.9%)
2U, Inc.*	55,410	2,197,561
Alarm.com Holdings, Inc.*	15,114	464,604
Amber Road, Inc.*	28,748	221,935
Angie’s List, Inc.*	60,244	343,391
Appfolio, Inc., Class A*	10,899	296,453
Apptio, Inc., Class A*	8,688	101,910
Autobytel, Inc.*	12,031	150,748
Bankrate, Inc.*	71,117	686,279
Bazaarvoice, Inc.*	118,786	510,780
Benefitfocus, Inc.(x)*	18,911	528,562
Blucora, Inc.*	56,352	974,890
Box, Inc., Class A*	71,269	1,162,397
Brightcove, Inc.*	43,573	387,800
Carbonite, Inc.*	29,409	597,003
Care.com, Inc.*	24,128	301,841
ChannelAdvisor Corp.*	33,932	378,342
Cimpress NV(x)*	37,761	3,254,620
Cornerstone OnDemand, Inc.*	75,973	2,954,590
Coupa Software, Inc.(x)*	10,102	256,591
DHI Group, Inc.*	72,867	287,825

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Endurance International Group Holdings, Inc.*	88,268	$692,904
Envestnet, Inc.*	62,176	2,008,285
Five9, Inc.*	48,562	799,331
Global Sources Ltd.*	10,097	83,300
Gogo, Inc.(x)*	82,913	912,043
GrubHub, Inc.*	119,593	3,933,413
GTT Communications, Inc.*	38,543	938,522
Hortonworks, Inc.(x)*	58,421	573,110
Instructure, Inc.*	15,017	351,398
j2 Global, Inc.	69,435	5,826,290
Limelight Networks, Inc.*	80,443	207,543
Liquidity Services, Inc.*	40,657	325,256
LivePerson, Inc.*	80,350	550,398
LogMeIn, Inc.	76,993	7,506,817
Marchex, Inc., Class B*	46,196	125,653
MeetMe, Inc.*	59,994	353,365
MINDBODY, Inc., Class A*	20,905	573,842
New Relic, Inc.*	33,682	1,248,592
NIC, Inc.	94,456	1,908,011
Numerex Corp., Class A*	17,284	82,445
Q2 Holdings, Inc.*	37,623	1,311,162
QuinStreet, Inc.*	45,106	175,913
Quotient Technology, Inc.*	94,121	898,856
RealNetworks, Inc.*	29,930	144,861
Reis, Inc.	13,667	244,639
RetailMeNot, Inc.*	60,365	488,957
Rightside Group Ltd.*	15,026	149,058
Shutterstock, Inc.(x)*	27,123	1,121,536
SPS Commerce, Inc.*	24,554	1,436,163
Stamps.com, Inc.(x)*	23,973	2,837,205
TechTarget, Inc.*	25,448	229,795
Trade Desk, Inc. (The), Class A*	11,779	438,768
TrueCar, Inc.(x)*	79,177	1,224,868
Web.com Group, Inc.*	65,330	1,260,869
WebMD Health Corp.*	55,496	2,923,529
Xactly Corp.*	33,527	398,971
XO Group, Inc.*	38,424	661,277

		61,005,067

IT Services (1.7%)
Acxiom Corp.*	117,254	3,338,221
ALJ Regional Holdings, Inc.*	25,583	95,169
Blackhawk Network Holdings, Inc.*	82,422	3,346,333
CACI International, Inc., Class A*	36,069	4,230,894
Cardtronics plc, Class A*	68,237	3,190,080
Cass Information Systems, Inc.	17,131	1,132,359
Convergys Corp.	128,786	2,723,824
CSG Systems International, Inc.	48,845	1,846,829
EPAM Systems, Inc.*	70,523	5,325,896
EVERTEC, Inc.	94,137	1,496,778
ExlService Holdings, Inc.*	48,705	2,306,669
Forrester Research, Inc.	16,260	646,335
Hackett Group, Inc. (The)	36,572	712,788
Information Services Group, Inc.*	43,408	136,735
ManTech International Corp., Class A	37,008	1,281,587
MAXIMUS, Inc.	95,173	5,919,760
MoneyGram International, Inc.*	47,060	791,079
NCI, Inc., Class A*	8,368	125,938
NeuStar, Inc., Class A*	22,545	747,367
Perficient, Inc.*	53,113	922,042
PFSweb, Inc.*	21,833	142,569
Planet Payment, Inc.*	60,912	242,430
Science Applications International Corp.	62,802	4,672,469
ServiceSource International, Inc.*	90,084	349,526
Sykes Enterprises, Inc.*	59,520	1,749,888
Syntel, Inc.(x)	49,007	824,788
TeleTech Holdings, Inc.	25,233	746,897
Travelport Worldwide Ltd.	176,002	2,071,544
Unisys Corp.(x)*	74,867	1,044,395
Virtusa Corp.*	42,549	1,285,831

		53,447,020

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Energy Industries, Inc.*	57,763	3,960,231
Advanced Micro Devices, Inc.*	1,107,970	16,120,964
Alpha & Omega Semiconductor Ltd.*	27,735	476,765
Ambarella, Inc.(x)*	48,109	2,632,043
Amkor Technology, Inc.*	152,287	1,765,006
Axcelis Technologies, Inc.*	42,206	793,473
Brooks Automation, Inc.	99,093	2,219,683
Cabot Microelectronics Corp.	35,476	2,717,816
Cavium, Inc.*	95,577	6,849,048
CEVA, Inc.*	31,115	1,104,583
Cirrus Logic, Inc.*	91,765	5,569,218
Cohu, Inc.	38,273	706,520
Diodes, Inc.*	56,648	1,362,384
DSP Group, Inc.*	29,525	354,300
Entegris, Inc.*	207,008	4,843,987
Exar Corp.*	59,262	770,999
FormFactor, Inc.*	100,446	1,190,285
GigPeak, Inc.*	97,135	299,176
Ichor Holdings Ltd.*	9,228	182,991
Impinj, Inc.(x)*	8,329	252,119
Inphi Corp.*	60,506	2,953,903
Integrated Device Technology, Inc.*	199,349	4,718,591
IXYS Corp.	36,198	526,681
Kopin Corp.*	87,727	359,681
Lattice Semiconductor Corp.*	182,598	1,263,578
MACOM Technology Solutions Holdings, Inc.*	47,583	2,298,259
MaxLinear, Inc., Class A*	82,338	2,309,581
Microsemi Corp.*	167,087	8,609,993
MKS Instruments, Inc.	78,763	5,414,956
Monolithic Power Systems, Inc.	56,486	5,202,361
Nanometrics, Inc.*	37,380	1,138,595
NeoPhotonics Corp.(x)*	46,770	421,398
NVE Corp.	7,047	583,421
PDF Solutions, Inc.*	41,938	948,638
Photronics, Inc.*	97,563	1,043,924
Power Integrations, Inc.	39,152	2,574,244
Rambus, Inc.*	164,418	2,160,453
Rudolph Technologies, Inc.*	41,821	936,790
Semtech Corp.*	94,643	3,198,933
Sigma Designs, Inc.*	58,211	363,819
Silicon Laboratories, Inc.*	60,888	4,478,312
Synaptics, Inc.*	51,736	2,561,449
Ultra Clean Holdings, Inc.*	50,618	853,926
Ultratech, Inc.*	32,547	964,042
Veeco Instruments, Inc.*	58,864	1,757,090
Xcerra Corp.*	75,220	668,706
XPERI Corp.	71,626	2,431,703

		114,914,618

Software (3.2%)
8x8, Inc.*	133,798	2,040,420
A10 Networks, Inc.*	63,878	584,484
ACI Worldwide, Inc.*	170,236	3,641,348
American Software, Inc., Class A	38,051	391,164
Aspen Technology, Inc.*	116,014	6,835,544
Barracuda Networks, Inc.*	32,136	742,663
Blackbaud, Inc.	69,683	5,342,596

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Blackline, Inc.(x)*	13,674	$406,938
Bottomline Technologies de, Inc.*	59,519	1,407,624
BroadSoft, Inc.*	44,544	1,790,669
Callidus Software, Inc.*	88,802	1,895,923
CommVault Systems, Inc.*	58,267	2,959,964
Digimarc Corp.(x)*	14,079	380,133
Ebix, Inc.(x)	37,967	2,325,479
Ellie Mae, Inc.*	47,641	4,776,963
EnerNOC, Inc.(x)*	36,904	221,424
Everbridge, Inc.*	11,684	239,873
Exa Corp.*	19,141	243,091
Fair Isaac Corp.	45,315	5,843,369
Gigamon, Inc.*	49,011	1,742,341
Globant SA(x)*	38,998	1,419,527
Glu Mobile, Inc.(x)*	162,609	369,122
Guidance Software, Inc.*	31,635	186,647
HubSpot, Inc.*	43,585	2,639,072
Imperva, Inc.*	43,290	1,777,055
Jive Software, Inc.*	82,751	355,829
MicroStrategy, Inc., Class A*	14,401	2,704,508
Mitek Systems, Inc.*	42,887	285,199
MobileIron, Inc.*	66,981	291,367
Model N, Inc.*	32,564	340,294
Monotype Imaging Holdings, Inc.	59,502	1,195,990
Park City Group, Inc.(x)*	14,757	182,249
Paycom Software, Inc.(x)*	66,029	3,797,328
Paylocity Holding Corp.*	32,856	1,269,227
Pegasystems, Inc.	52,412	2,298,266
Progress Software Corp.	76,082	2,210,182
Proofpoint, Inc.(x)*	61,376	4,563,919
PROS Holdings, Inc.*	36,876	892,030
QAD, Inc., Class A	13,764	383,327
QAD, Inc., Class B	249	5,971
Qualys, Inc.*	40,110	1,520,169
Rapid7, Inc.(x)*	31,920	478,162
RealPage, Inc.*	78,831	2,751,202
RingCentral, Inc., Class A*	88,497	2,504,465
Rosetta Stone, Inc.*	26,447	257,858
Rubicon Project, Inc. (The)*	54,702	322,195
Sapiens International Corp. NV	35,154	452,784
SecureWorks Corp., Class A*	8,376	79,572
Silver Spring Networks, Inc.*	58,114	656,107
Synchronoss Technologies, Inc.*	62,358	1,521,535
Take-Two Interactive Software, Inc.*	142,765	8,461,681
Telenav, Inc.*	46,275	400,279
TiVo Corp.	172,609	3,236,419
Varonis Systems, Inc.*	15,643	497,447
VASCO Data Security International, Inc.*	44,297	598,010
Verint Systems, Inc.*	91,942	3,987,984
VirnetX Holding Corp.(x)*	65,058	149,633
Workiva, Inc.*	31,535	493,523
Zendesk, Inc.*	122,001	3,420,908
Zix Corp.*	76,929	370,028

		103,139,080

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.(x)*	160,903	2,407,109
Avid Technology, Inc.*	51,438	239,701
CPI Card Group, Inc.(x)	35,416	148,747
Cray, Inc.*	59,179	1,296,020
Diebold Nixdorf, Inc.	102,853	3,157,587
Eastman Kodak Co.*	24,214	278,461
Electronics For Imaging, Inc.*	68,311	3,335,627
Immersion Corp.(x)*	47,035	407,323
Nimble Storage, Inc.*	91,860	1,148,250
Pure Storage, Inc., Class A(x)*	104,311	1,025,377
Stratasys Ltd.*	73,501	1,506,035
Super Micro Computer, Inc.*	56,807	1,440,057
USA Technologies, Inc.(x)*	51,178	217,507

		16,607,801

Total Information Technology		488,917,044

Materials (4.5%)
Chemicals (2.4%)
A Schulman, Inc.	43,341	1,363,074
AgroFresh Solutions, Inc.(x)*	29,258	127,857
American Vanguard Corp.	42,666	708,256
Balchem Corp.	45,974	3,789,177
Calgon Carbon Corp.	76,314	1,114,184
Chase Corp.	10,376	989,870
Chemours Co. (The)	269,316	10,368,665
Chemtura Corp.*	93,888	3,135,859
Codexis, Inc.*	46,321	222,341
Ferro Corp.*	126,015	1,914,168
Flotek Industries, Inc.(x)*	76,991	984,715
FutureFuel Corp.	39,460	559,543
GCP Applied Technologies, Inc.*	106,685	3,483,265
Hawkins, Inc.	14,456	708,344
HB Fuller Co.	73,803	3,805,283
Ingevity Corp.*	64,015	3,895,313
Innophos Holdings, Inc.	29,589	1,596,918
Innospec, Inc.	34,947	2,262,818
KMG Chemicals, Inc.	13,479	620,978
Koppers Holdings, Inc.*	29,918	1,267,027
Kraton Corp.*	43,862	1,356,213
Kronos Worldwide, Inc.	28,412	466,809
LSB Industries, Inc.(x)*	32,279	302,777
Minerals Technologies, Inc.	50,208	3,845,933
Olin Corp.	244,934	8,050,980
OMNOVA Solutions, Inc.*	65,164	645,124
PolyOne Corp.	123,612	4,213,933
Quaker Chemical Corp.	19,098	2,514,443
Rayonier Advanced Materials, Inc.	63,030	847,754
Sensient Technologies Corp.	65,580	5,197,871
Stepan Co.	29,634	2,335,456
TerraVia Holdings, Inc.(x)*	126,442	91,607
Trecora Resources*	26,848	298,013
Tredegar Corp.	38,058	667,918
Trinseo SA	40,707	2,731,440
Tronox Ltd., Class A	98,821	1,823,247
Valhi, Inc.	19,882	65,213

		78,372,386

Construction Materials (0.3%)
Forterra, Inc.*	24,668	481,026
Headwaters, Inc.*	110,142	2,586,134
Summit Materials, Inc., Class A*	158,418	3,914,510
United States Lime & Minerals, Inc.	2,390	188,762
US Concrete, Inc.(x)*	21,248	1,371,558

		8,541,990

Containers & Packaging (0.1%)
Greif, Inc., Class A	37,500	2,065,874
Greif, Inc., Class B	8,783	573,530
Multi Packaging Solutions International Ltd.*	31,185	559,771
Myers Industries, Inc.	32,288	511,765
UFP Technologies, Inc.(x)*	8,584	222,326

		3,933,266

Metals & Mining (1.1%)
AK Steel Holding Corp.*	457,221	3,287,419
Allegheny Technologies, Inc.(x)	163,212	2,931,288
Ampco-Pittsburgh Corp.	10,985	154,339
Carpenter Technology Corp.	66,666	2,486,642

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Century Aluminum Co.*	75,084	$952,816
Cliffs Natural Resources, Inc.(x)*	416,360	3,418,315
Coeur Mining, Inc.*	262,806	2,123,472
Commercial Metals Co.	170,796	3,267,327
Ferroglobe plc	97,847	1,010,760
Gold Resource Corp.(x)	71,023	321,024
Handy & Harman Ltd.*	3,696	100,531
Haynes International, Inc.	19,474	742,349
Hecla Mining Co.	573,684	3,034,788
Kaiser Aluminum Corp.	24,438	1,952,596
Materion Corp.	30,436	1,021,128
Olympic Steel, Inc.	14,860	275,802
Ramaco Resources, Inc.*	8,337	80,619
Ryerson Holding Corp.*	20,571	259,195
Schnitzer Steel Industries, Inc., Class A	40,513	836,593
Stillwater Mining Co.*	183,833	3,174,796
SunCoke Energy, Inc.*	98,732	884,639
TimkenSteel Corp.*	61,277	1,158,748
Worthington Industries, Inc.	64,711	2,917,819

		36,393,005

Paper & Forest Products (0.6%)
Boise Cascade Co.*	58,738	1,568,305
Clearwater Paper Corp.*	25,137	1,407,672
Deltic Timber Corp.	15,762	1,231,327
KapStone Paper and Packaging Corp.	127,319	2,941,069
Louisiana-Pacific Corp.*	213,089	5,288,869
Neenah Paper, Inc.	25,005	1,867,874
PH Glatfelter Co.	65,760	1,429,622
Schweitzer-Mauduit International, Inc.	44,850	1,857,687

		17,592,425

Total Materials		144,833,072

Real Estate (6.9%)
Equity Real Estate Investment Trusts (REITs) (6.5%)
Acadia Realty Trust (REIT)	115,773	3,480,136
Agree Realty Corp. (REIT)	34,437	1,651,599
Alexander’s, Inc. (REIT)	3,321	1,434,207
American Assets Trust, Inc. (REIT)	57,545	2,407,683
Armada Hoffler Properties, Inc. (REIT)	54,373	755,241
Ashford Hospitality Prime, Inc. (REIT)	36,733	389,737
Ashford Hospitality Trust, Inc. (REIT)	119,015	758,126
Bluerock Residential Growth REIT, Inc. (REIT)	28,974	356,670
CareTrust REIT, Inc. (REIT)	90,985	1,530,368
CatchMark Timber Trust, Inc. (REIT), Class A	57,370	660,902
CBL & Associates Properties, Inc. (REIT)	252,717	2,410,920
Cedar Realty Trust, Inc. (REIT)	133,406	669,698
Chatham Lodging Trust (REIT)	56,884	1,123,459
Chesapeake Lodging Trust (REIT)	90,399	2,165,960
City Office REIT, Inc. (REIT)	40,347	490,216
Colony Starwood Homes (REIT)	98,054	3,328,933
Community Healthcare Trust, Inc. (REIT)	21,999	525,776
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	17,980	607,364
CoreSite Realty Corp. (REIT)	50,078	4,509,524
Cousins Properties, Inc. (REIT)	508,175	4,202,607
DiamondRock Hospitality Co. (REIT)	302,067	3,368,047
DuPont Fabros Technology, Inc. (REIT)	111,010	5,504,986
Easterly Government Properties, Inc. (REIT)	53,014	1,049,147
EastGroup Properties, Inc. (REIT)	47,373	3,483,337
Education Realty Trust, Inc. (REIT)	106,769	4,361,514
Farmland Partners, Inc. (REIT)(x)	33,862	378,239
FelCor Lodging Trust, Inc. (REIT)	203,083	1,525,153
First Industrial Realty Trust, Inc. (REIT)	174,334	4,642,514
First Potomac Realty Trust (REIT)	88,736	912,206
Four Corners Property Trust, Inc. (REIT)	89,641	2,046,504
Franklin Street Properties Corp. (REIT)	149,555	1,815,598
GEO Group, Inc. (The) (REIT)	117,553	5,450,933
Getty Realty Corp. (REIT)	40,744	1,029,601
Gladstone Commercial Corp. (REIT)	39,614	818,821
Global Medical REIT, Inc. (REIT)(x)	22,630	205,480
Global Net Lease, Inc. (REIT)(x)*	99,145	2,387,412
Government Properties Income Trust (REIT)	83,319	1,743,867
Gramercy Property Trust (REIT)	210,663	5,540,436
Healthcare Realty Trust, Inc. (REIT)	169,513	5,509,172
Hersha Hospitality Trust (REIT)	62,023	1,165,412
Hudson Pacific Properties, Inc. (REIT)	173,333	6,004,254
Independence Realty Trust, Inc. (REIT)	82,715	775,040
InfraREIT, Inc. (REIT)*	63,924	1,150,632
Investors Real Estate Trust (REIT)	185,766	1,101,592
iStar, Inc. (REIT)*	104,379	1,231,672
Kite Realty Group Trust (REIT)	125,042	2,688,403
LaSalle Hotel Properties (REIT)	159,425	4,615,354
Lexington Realty Trust (REIT)	342,619	3,419,338
LTC Properties, Inc. (REIT)	56,930	2,726,947
Mack-Cali Realty Corp. (REIT)	134,802	3,631,566
MedEquities Realty Trust, Inc. (REIT)	30,742	344,618
Medical Properties Trust, Inc. (REIT)	438,366	5,650,537
Monmouth Real Estate Investment Corp. (REIT)(x)	99,076	1,413,815
Monogram Residential Trust, Inc. (REIT)	256,617	2,558,471
National Health Investors, Inc. (REIT)	55,784	4,051,592
National Storage Affiliates Trust (REIT)	53,513	1,278,961
New Senior Investment Group, Inc. (REIT)	114,781	1,170,766
NexPoint Residential Trust, Inc. (REIT)	28,488	688,270
NorthStar Realty Europe Corp. (REIT)	85,946	996,114
One Liberty Properties, Inc. (REIT)	20,250	473,040
Parkway, Inc. (REIT)	63,521	1,263,433
Pebblebrook Hotel Trust (REIT)(x)	107,227	3,132,101
Pennsylvania REIT (REIT)	103,290	1,563,811
Physicians Realty Trust (REIT)	220,673	4,384,773
Potlatch Corp. (REIT)	61,834	2,825,814
Preferred Apartment Communities, Inc. (REIT), Class A	39,770	525,362
PS Business Parks, Inc. (REIT)	28,285	3,245,987
QTS Realty Trust, Inc. (REIT), Class A	70,203	3,422,396
RAIT Financial Trust (REIT)	119,671	382,947

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Ramco-Gershenson Properties Trust (REIT)	118,008	$1,654,472
Retail Opportunity Investments Corp. (REIT)	161,747	3,401,539
Rexford Industrial Realty, Inc. (REIT)	100,425	2,261,571
RLJ Lodging Trust (REIT)	172,129	4,046,753
Ryman Hospitality Properties, Inc. (REIT)	65,081	4,023,958
Sabra Health Care REIT, Inc. (REIT)	97,851	2,732,978
Saul Centers, Inc. (REIT)	15,498	954,987
Select Income REIT (REIT)	95,839	2,471,688
Seritage Growth Properties (REIT), Class A(x)	37,971	1,638,449
Silver Bay Realty Trust Corp. (REIT)	50,735	1,089,280
STAG Industrial, Inc. (REIT)	122,444	3,063,549
Summit Hotel Properties, Inc. (REIT)	134,434	2,148,255
Sunstone Hotel Investors, Inc. (REIT)	322,759	4,947,895
Terreno Realty Corp. (REIT)	66,326	1,857,128
Tier REIT, Inc. (REIT)	74,071	1,285,873
UMH Properties, Inc. (REIT)	36,064	548,533
Universal Health Realty Income Trust (REIT)	11,899	767,486
Urban Edge Properties (REIT)	135,064	3,552,183
Urstadt Biddle Properties, Inc. (REIT), Class A	28,371	583,308
Washington Prime Group, Inc. (REIT)	279,130	2,425,640
Washington REIT (REIT)	110,534	3,457,504
Whitestone REIT (REIT)	38,511	532,992
Xenia Hotels & Resorts, Inc. (REIT)	158,238	2,701,123

		205,262,255

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	66,760	2,972,155
Altisource Portfolio Solutions SA(x)*	17,496	643,853
Consolidated-Tomoka Land Co.	6,137	328,575
Forestar Group, Inc.*	50,144	684,466
FRP Holdings, Inc.*	8,731	349,240
HFF, Inc., Class A	54,202	1,499,769
Kennedy-Wilson Holdings, Inc.	120,575	2,676,765
Marcus & Millichap, Inc.*	23,021	565,856
RE/MAX Holdings, Inc., Class A	26,308	1,564,011
RMR Group, Inc. (The), Class A	11,942	591,129
St Joe Co. (The)*	75,389	1,285,382
Stratus Properties, Inc.	8,353	228,872
Tejon Ranch Co.*	20,413	446,841
Trinity Place Holdings, Inc.(x)*	24,925	182,202

		14,019,116

Total Real Estate		219,281,371

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
ATN International, Inc.	16,039	1,129,466
Cincinnati Bell, Inc.*	64,027	1,133,278
Cogent Communications Holdings, Inc.	59,935	2,580,202
Consolidated Communications Holdings, Inc.(x)	75,209	1,761,395
FairPoint Communications, Inc.*	32,574	540,728
General Communication, Inc., Class A*	38,656	804,045
Globalstar, Inc.(x)*	602,979	964,766
Hawaiian Telcom Holdco, Inc.*	9,710	222,456
IDT Corp., Class B	27,488	349,647
Intelsat SA(x)*	40,477	167,980
Iridium Communications, Inc.(x)*	126,941	1,224,981
Lumos Networks Corp.*	32,583	576,719
ORBCOMM, Inc.*	94,950	906,773
pdvWireless, Inc.(x)*	15,025	328,296
Straight Path Communications, Inc., Class B(x)*	15,539	558,938
Vonage Holdings Corp.*	288,663	1,824,350
Windstream Holdings, Inc.(x)	269,500	1,468,775

		16,542,795

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	50,386	654,514
NII Holdings, Inc.*	75,820	98,566
Shenandoah Telecommunications Co.	68,739	1,928,129
Spok Holdings, Inc.	31,891	605,929

		3,287,138

Total Telecommunication Services		19,829,933

Utilities (3.2%)
Electric Utilities (0.9%)
ALLETE, Inc.	72,513	4,909,855
El Paso Electric Co.	61,334	3,097,367
Genie Energy Ltd., Class B	15,561	112,662
IDACORP, Inc.	74,141	6,150,737
MGE Energy, Inc.	49,965	3,247,725
Otter Tail Corp.	57,903	2,194,524
PNM Resources, Inc.	119,843	4,434,191
Portland General Electric Co.	130,952	5,816,888
Spark Energy, Inc., Class A(x)	7,278	232,532

		30,196,481

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	21,558	1,491,814
Delta Natural Gas Co., Inc.	8,302	251,966
New Jersey Resources Corp.	124,578	4,933,289
Northwest Natural Gas Co.	40,594	2,399,105
ONE Gas, Inc.	75,758	5,121,241
South Jersey Industries, Inc.	119,591	4,263,419
Southwest Gas Holdings, Inc.	68,477	5,677,428
Spire, Inc.	64,719	4,368,533
WGL Holdings, Inc.	75,096	6,197,672

		34,704,467

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	194,078	514,307
Atlantica Yield plc	90,325	1,893,212
Dynegy, Inc.*	174,854	1,374,352
NRG Yield, Inc., Class A	51,477	895,185
NRG Yield, Inc., Class C	93,760	1,659,552
Ormat Technologies, Inc.	55,445	3,164,800
Pattern Energy Group, Inc.	94,898	1,910,297
TerraForm Global, Inc., Class A*	131,527	631,330
TerraForm Power, Inc., Class A*	131,857	1,631,071
Vivint Solar, Inc.(x)*	27,816	77,885

		13,751,991

Multi-Utilities (0.4%)
Avista Corp.	90,841	3,547,341
Black Hills Corp.	77,028	5,120,051
NorthWestern Corp.	72,945	4,281,872
Unitil Corp.	20,478	922,124

		13,871,388

Water Utilities (0.3%)
American States Water Co.	54,848	2,429,766
AquaVenture Holdings Ltd.*	10,132	172,953
Artesian Resources Corp., Class A	10,295	335,205
California Water Service Group	71,969	2,580,089

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Connecticut Water Service, Inc.	15,885	$844,288
Consolidated Water Co. Ltd.	20,612	240,130
Global Water Resources, Inc.(x)	10,552	91,802
Middlesex Water Co.	23,221	858,016
SJW Group	25,208	1,215,530
York Water Co. (The)	20,415	715,546

		9,483,325

Total Utilities		102,007,652

Total Common Stocks (88.1%) (Cost $2,288,096,698)		2,810,157,458

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)*†	198,082	164,903

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)*†	4,193	1,887

Total Health Care		166,790

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(x)*†	14,176	—

Total Information Technology		—

Total Rights (0.0%) (Cost $—)		166,790

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, IM Shares	53,169,166	53,185,117

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.1%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $9,500,625, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $9,690,007.(xx)	$9,500,000	9,500,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $19,001,393, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $19,380,002.(xx)	19,000,000	19,000,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $8,000,727, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $8,160,018.(xx)	8,000,000	8,000,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $10,500,831, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $10,710,021.(xx)	10,500,000	10,500,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $38,103,754, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $41,832,879.(xx)	38,099,627	38,099,627
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $238,689, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $243,446.(xx)	238,673	238,673
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $9,300,837, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $9,491,729.(xx)	9,300,000	9,300,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $12,200,844, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $12,451,515.(xx)	12,200,000	12,200,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $15,001,617, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $15,302,474.(xx)	15,000,000	15,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $26,002,123, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $26,522,166.(xx)	26,000,000	26,000,000

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $10,000,708, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $10,200,724.(xx)	$10,000,000	$10,000,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $15,002,450, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $15,302,080.(xx)	15,000,000	15,000,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $6,500,428, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $6,630,000.(xx)	6,500,000	6,500,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $2,690,170, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $2,743,802.(xx)	2,690,000	2,690,000
RBS Securities, Inc., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $5,150,339, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.125%, maturing 9/30/17-11/15/41; total market value $5,253,049.(xx)	5,150,000	5,150,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $16,002,520, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $16,320,000.(xx)	16,000,000	16,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $24,003,780, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $24,480,010.(xx)	24,000,000	24,000,000

Total Repurchase Agreements		227,178,300

Total Short-Term Investments (8.8%) (Cost $280,366,659)		280,363,417

Total Investments (96.9%) (Cost $2,568,463,357)		3,090,687,665
Other Assets Less Liabilities (3.1%)		97,453,512

Net Assets (100%)		$3,188,141,177

*	Non-income producing.

†	Securities (totaling $166,790 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

@	Shares are less than 0.5.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $223,458,245. This was secured by cash collateral of $227,178,300 which was subsequently invested in joint repurchase agreements with a total value of $227,178,300, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements and $2,938,856 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/6/17-5/15/45.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$206,377	$—	$—	$211,335	$—	$—
PennyMac Mortgage Investment Trust (REIT)	1,633,824	—	—	1,771,557	—	—

	$1,840,201	$—	$—	$1,982,892	$—	$—

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	5,462	June-17	$375,047,779	$378,079,640	$3,031,861

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$342,705,830	$692,464	$—		$343,398,294
Consumer Staples	81,375,138	—	—		81,375,138
Energy	96,450,785	—	—		96,450,785
Financials	542,870,274	—	—		542,870,274
Health Care	366,562,020	—	—		366,562,020
Industrials	404,631,875	—	—		404,631,875
Information Technology	488,917,044	—	—		488,917,044
Materials	144,833,072	—	—		144,833,072
Real Estate	219,281,371	—	—		219,281,371
Telecommunication Services	19,829,933	—	—		19,829,933
Utilities	102,007,652	—	—		102,007,652
Futures	3,031,861	—	—		3,031,861
Rights
Health Care	—	—	166,790		166,790
Information Technology	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	53,185,117	—	—		53,185,117
Repurchase Agreements	—	227,178,300	—		227,178,300

Total Assets	$2,865,681,972	$227,870,764	$166,790		$3,093,719,526

Total Liabilities	$—	$—	$—		$—

Total	$2,865,681,972	$227,870,764	$166,790		$3,093,719,526

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$765,150,689
Aggregate gross unrealized depreciation	(241,803,556)

Net unrealized appreciation	$523,347,133

Federal income tax cost of investments	$2,567,340,532

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.8%)
AGL Energy Ltd.	98,016	$1,974,697
Alumina Ltd.(x)	366,195	500,794
Amcor Ltd.	164,738	1,895,449
AMP Ltd.	421,057	1,666,341
APA Group	159,993	1,095,222
Aristocrat Leisure Ltd.	79,998	1,098,299
ASX Ltd.	27,859	1,074,430
Aurizon Holdings Ltd.	284,797	1,142,321
AusNet Services	286,920	369,364
Australia & New Zealand Banking Group Ltd.	422,756	10,277,401
Bank of Queensland Ltd.	55,850	518,860
Bendigo & Adelaide Bank Ltd.	68,247	632,988
BHP Billiton Ltd.	464,323	8,528,016
BHP Billiton plc	304,765	4,711,906
Boral Ltd.	164,889	735,695
Brambles Ltd.	234,894	1,677,942
Caltex Australia Ltd.	37,687	849,102
Challenger Ltd.	85,593	820,683
CIMIC Group Ltd.	14,096	386,942
Coca-Cola Amatil Ltd.	76,139	629,401
Cochlear Ltd.(x)	8,420	869,918
Commonwealth Bank of Australia	248,844	16,332,935
Computershare Ltd.	61,570	661,375
Crown Resorts Ltd.	50,305	453,894
CSL Ltd.	65,504	6,272,146
Dexus Property Group (REIT)(x)	134,750	1,005,812
Domino’s Pizza Enterprises Ltd.(x)	8,095	359,448
DUET Group	351,188	748,578
Flight Centre Travel Group Ltd.	6,786	149,728
Fortescue Metals Group Ltd.(x)	232,089	1,104,679
Goodman Group (REIT)	256,782	1,518,444
GPT Group (The) (REIT)	267,081	1,050,857
Harvey Norman Holdings Ltd.(x)	91,648	317,186
Healthscope Ltd.	263,245	456,541
Incitec Pivot Ltd.	250,687	720,133
Insurance Australia Group Ltd.	349,691	1,616,342
LendLease Group	79,971	951,904
Macquarie Group Ltd.	44,407	3,060,211
Medibank Pvt Ltd.	390,305	840,904
Mirvac Group (REIT)	531,046	888,525
National Australia Bank Ltd.	383,713	9,773,845
Newcrest Mining Ltd.	111,137	1,890,916
Oil Search Ltd.	191,751	1,057,714
Orica Ltd.	55,396	744,877
Origin Energy Ltd.*	261,627	1,409,175
Qantas Airways Ltd.	65,126	193,552
QBE Insurance Group Ltd.	194,501	1,915,438
Ramsay Health Care Ltd.(x)	19,866	1,060,764
REA Group Ltd.	8,181	370,829
Santos Ltd.*	268,132	778,441
Scentre Group (REIT)(x)	768,880	2,520,050
SEEK Ltd.	51,287	623,798
Sonic Healthcare Ltd.	54,351	918,514
South32 Ltd.	770,428	1,624,555
Stockland (REIT)	348,468	1,235,305
Suncorp Group Ltd.	184,715	1,864,225
Sydney Airport	164,005	848,280
Tabcorp Holdings Ltd.	120,042	435,632
Tatts Group Ltd.	223,234	755,540
Telstra Corp. Ltd.	619,745	2,206,441
TPG Telecom Ltd.(x)	44,438	236,636
Transurban Group	295,093	2,631,014
Treasury Wine Estates Ltd.	105,159	982,576
Vicinity Centres (REIT)	475,722	1,028,568
Vocus Group Ltd.(x)	66,828	220,564
Wesfarmers Ltd.	161,824	5,572,163
Westfield Corp. (REIT)	292,292	1,983,002
Westpac Banking Corp.	483,219	12,943,426
Woodside Petroleum Ltd.	109,492	2,683,552
Woolworths Ltd.	186,023	3,766,221

		144,241,026

Austria (0.2%)
ANDRITZ AG(x)	10,219	511,123
Erste Group Bank AG*	43,076	1,402,730
OMV AG	22,953	903,176
Raiffeisen Bank International AG*	14,819	334,437
voestalpine AG	16,422	646,451

		3,797,917

Belgium (1.0%)
Ageas	28,474	1,112,979
Anheuser-Busch InBev SA/NV	110,034	12,078,841
Colruyt SA	9,696	476,017
Groupe Bruxelles Lambert SA	11,780	1,069,444
KBC Group NV	35,440	2,351,242
Proximus SADP	21,336	669,522
Solvay SA	10,971	1,340,678
Telenet Group Holding NV*	7,997	475,614
UCB SA	18,116	1,405,204
Umicore SA	12,798	729,065

		21,708,606

Chile (0.0%)
Antofagasta plc	57,953	605,925

China (0.1%)
BOC Hong Kong Holdings Ltd.	541,000	2,210,223
Yangzijiang Shipbuilding Holdings Ltd.	239,327	193,330

		2,403,553

Denmark (1.5%)
AP Moller - Maersk A/S, Class A	549	885,662
AP Moller - Maersk A/S, Class B	938	1,556,249
Carlsberg A/S, Class B	15,444	1,426,227
Chr Hansen Holding A/S	15,085	968,230
Coloplast A/S, Class B	16,361	1,277,470
Danske Bank A/S	98,840	3,366,195
DONG Energy A/S§	20,980	808,983
DSV A/S	27,438	1,420,374
Genmab A/S*	8,503	1,637,537
ISS A/S	23,423	885,718
Novo Nordisk A/S, Class B	276,340	9,490,569
Novozymes A/S, Class B	32,345	1,282,000
Pandora A/S*	16,100	1,782,322
TDC A/S	113,119	583,308
Tryg A/S	18,807	341,156
Vestas Wind Systems A/S*	32,062	2,606,854
William Demant Holding A/S*	18,715	391,014

		30,709,868

Finland (0.9%)
Elisa OYJ	19,364	684,797
Fortum OYJ	68,726	1,087,290
Kone OYJ, Class B	49,600	2,177,911
Metso OYJ	16,145	488,803
Neste OYJ*	17,896	697,983
Nokia OYJ	835,470	4,483,135
Nokian Renkaat OYJ	16,683	696,591
Orion OYJ, Class B	15,041	784,155
Sampo OYJ, Class A	63,725	3,022,472
Stora Enso OYJ, Class R	77,201	912,527
UPM-Kymmene OYJ	80,469	1,890,292
Wartsila OYJ Abp*	21,628	1,157,098

		18,083,054

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
France (8.8%)
Accor SA	24,803	$1,033,257
Aeroports de Paris	4,442	548,981
Air Liquide SA	56,382	6,441,885
Airbus SE	83,861	6,381,390
Alstom SA*	23,376	698,625
Arkema SA	9,589	946,028
Atos SE	13,033	1,612,123
AXA SA‡	282,006	7,296,971
BNP Paribas SA	153,249	10,206,433
Bollore SA	123,028	476,949
Bouygues SA	30,211	1,229,701
Bureau Veritas SA	36,673	773,652
Capgemini SA	23,082	2,131,443
Carrefour SA	82,186	1,937,640
Casino Guichard Perrachon SA	7,900	441,865
Christian Dior SE	7,852	1,824,405
Cie de Saint-Gobain	72,766	3,736,564
Cie Generale des Etablissements Michelin	26,596	3,230,222
CNP Assurances	26,643	542,306
Credit Agricole SA	162,276	2,198,574
Danone SA	85,957	5,846,724
Dassault Aviation SA	325	413,244
Dassault Systemes SE	18,288	1,583,012
Edenred	30,219	714,063
Eiffage SA	8,426	659,962
Electricite de France SA	55,042	463,409
Engie SA	228,591	3,238,472
Essilor International SA	29,716	3,610,747
Eurazeo SA	5,320	350,341
Eutelsat Communications SA	27,414	612,103
Fonciere Des Regions (REIT)	5,115	427,313
Gecina SA (REIT)	5,887	798,848
Groupe Eurotunnel SE (Registered)	67,519	679,380
Hermes International	3,842	1,820,208
ICADE (REIT)	5,746	420,997
Iliad SA	3,852	861,518
Imerys SA	4,701	399,046
Ingenico Group SA	8,152	769,297
JCDecaux SA	10,542	371,012
Kering	11,094	2,869,415
Klepierre (REIT)	31,406	1,221,553
Lagardere SCA	18,611	548,175
Legrand SA	37,672	2,271,453
L’Oreal SA	36,273	6,971,091
LVMH Moet Hennessy Louis Vuitton SE	40,029	8,790,400
Natixis SA	141,425	871,438
Orange SA	286,952	4,458,644
Pernod Ricard SA	30,766	3,639,868
Peugeot SA*	68,397	1,377,232
Publicis Groupe SA	27,554	1,925,641
Remy Cointreau SA	2,786	272,750
Renault SA	27,911	2,424,615
Rexel SA	42,926	779,405
Safran SA	44,959	3,358,797
Sanofi	167,586	15,128,427
Schneider Electric SE	81,506	5,967,420
SCOR SE	23,422	885,275
SEB SA	3,222	449,933
SFR Group SA*	15,112	475,422
Societe BIC SA	4,308	536,786
Societe Generale SA	109,855	5,572,542
Sodexo SA	13,091	1,539,694
Suez	44,936	709,718
Thales SA	15,636	1,512,253
TOTAL SA	328,621	16,622,413
Unibail-Rodamco SE (REIT)(x)	14,185	3,315,543
Valeo SA	33,909	2,258,350
Veolia Environnement SA	70,083	1,312,865
Vinci SA(x)	73,595	5,833,378
Vivendi SA(x)	146,906	2,856,210
Wendel SA	4,320	547,499
Zodiac Aerospace	29,519	738,461

		185,771,376

Germany (8.3%)
adidas AG	27,122	5,158,888
Allianz SE (Registered)	65,995	12,225,562
Axel Springer SE	6,249	345,121
BASF SE	132,637	13,147,915
Bayer AG (Registered)	119,419	13,765,158
Bayerische Motoren Werke AG	47,658	4,347,461
Bayerische Motoren Werke AG (Preference)(q)	7,640	601,659
Beiersdorf AG	14,632	1,385,024
Brenntag AG	21,844	1,224,582
Commerzbank AG	152,605	1,380,210
Continental AG	15,657	3,432,443
Covestro AG§	10,235	787,893
Daimler AG (Registered)	139,128	10,270,785
Deutsche Bank AG (Registered)(x)*	200,556	3,455,343
Deutsche Boerse AG*	28,324	2,595,860
Deutsche Lufthansa AG (Registered)	35,241	571,446
Deutsche Post AG (Registered)	139,808	4,788,370
Deutsche Telekom AG (Registered)	472,773	8,284,018
Deutsche Wohnen AG	48,634	1,601,361
E.ON SE	317,772	2,525,883
Evonik Industries AG	23,352	761,433
Fraport AG Frankfurt Airport Services Worldwide	6,127	433,552
Fresenius Medical Care AG & Co. KGaA	31,206	2,631,619
Fresenius SE & Co. KGaA	59,023	4,743,209
Fuchs Petrolub SE (Preference)(q)	9,525	464,675
GEA Group AG	26,418	1,122,800
Hannover Rueck SE	8,899	1,026,717
HeidelbergCement AG	21,490	2,011,945
Henkel AG & Co. KGaA	14,773	1,641,387
Henkel AG & Co. KGaA (Preference)(q)	25,612	3,281,478
HOCHTIEF AG	2,894	478,380
HUGO BOSS AG	10,072	735,052
Infineon Technologies AG	162,017	3,309,017
Innogy SE§	19,872	750,143
K+S AG (Registered)(x)	26,827	623,609
LANXESS AG	13,815	926,863
Linde AG	26,778	4,459,273
MAN SE	5,378	554,390
Merck KGaA	18,338	2,089,326
METRO AG	27,214	870,376
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	23,275	4,553,780
OSRAM Licht AG	13,500	846,106
Porsche Automobil Holding SE (Preference)(q)	22,113	1,206,400
ProSiebenSat.1 Media SE	33,647	1,489,806
RWE AG*	71,925	1,191,994
SAP SE	141,926	13,926,384
Schaeffler AG (Preference)(q)	21,595	379,659
Siemens AG (Registered)	110,473	15,132,273

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Symrise AG	17,883	$1,189,297
Telefonica Deutschland Holding AG	98,865	490,432
thyssenkrupp AG	51,354	1,257,851
TUI AG	72,531	1,005,067
United Internet AG (Registered)	20,304	898,470
Volkswagen AG	4,376	651,930
Volkswagen AG (Preference)(q)	26,572	3,872,201
Vonovia SE	67,295	2,371,234
Zalando SE*§	13,220	534,860

		175,807,970

Hong Kong (3.0%)
AIA Group Ltd.	1,741,012	10,977,236
ASM Pacific Technology Ltd.	41,300	561,720
Bank of East Asia Ltd. (The)	174,000	719,822
Cathay Pacific Airways Ltd.	156,000	226,427
Cheung Kong Infrastructure Holdings Ltd.	99,000	777,070
Cheung Kong Property Holdings Ltd.	380,152	2,560,761
CK Hutchison Holdings Ltd.	389,152	4,787,098
CLP Holdings Ltd.	241,500	2,524,850
First Pacific Co. Ltd.	361,750	262,532
Galaxy Entertainment Group Ltd.	338,000	1,850,595
Hang Lung Group Ltd.	126,000	537,464
Hang Lung Properties Ltd.	321,000	834,356
Hang Seng Bank Ltd.	108,600	2,202,324
Henderson Land Development Co. Ltd.	150,433	932,040
HK Electric Investments & HK Electric Investments Ltd.§	430,500	396,626
HKT Trust & HKT Ltd.	547,013	705,278
Hong Kong & China Gas Co. Ltd.(x)	1,094,975	2,189,527
Hong Kong Exchanges & Clearing Ltd.	167,958	4,227,316
Hongkong Land Holdings Ltd.	168,400	1,281,524
Hutchison Port Holdings Trust (BATS Exchange)	434,400	171,588
Hutchison Port Holdings Trust (Singapore Stock Exchange)(x)	371,000	153,965
Hysan Development Co. Ltd.	98,000	444,509
Jardine Matheson Holdings Ltd.	36,400	2,301,936
Jardine Strategic Holdings Ltd.	32,000	1,338,080
Kerry Properties Ltd.(x)	81,000	280,892
Li & Fung Ltd.	824,000	357,316
Link REIT (REIT)	318,500	2,231,529
Melco Crown Entertainment Ltd. (ADR)	29,148	540,404
MTR Corp. Ltd.	213,000	1,196,352
New World Development Co. Ltd.	813,109	1,000,234
NWS Holdings Ltd.	226,526	413,323
PCCW Ltd.	639,000	376,584
Power Assets Holdings Ltd.	199,000	1,715,628
Sands China Ltd.	348,000	1,612,044
Shangri-La Asia Ltd.(x)	258,000	375,804
Sino Land Co. Ltd.	466,600	817,743
SJM Holdings Ltd.(x)	249,000	202,494
Sun Hung Kai Properties Ltd.	207,000	3,041,807
Swire Pacific Ltd., Class A	75,500	753,883
Swire Properties Ltd.	169,000	541,479
Techtronic Industries Co. Ltd.	205,000	829,602
WH Group Ltd.§	1,149,000	990,581
Wharf Holdings Ltd. (The)	199,900	1,715,670
Wheelock & Co. Ltd.(x)	121,000	956,759
Yue Yuen Industrial Holdings Ltd.	97,000	381,310

		63,296,082

Ireland (0.5%)
AerCap Holdings NV*	23,249	1,068,756
Bank of Ireland*	3,972,536	995,907
CRH plc	119,621	4,220,118
James Hardie Industries plc (CDI)	62,945	989,211
Kerry Group plc, Class A	23,367	1,837,187
Paddy Power Betfair plc	11,659	1,250,001
Ryanair Holdings plc*	15,627	242,145
Ryanair Holdings plc (ADR)*	1,267	105,136

		10,708,461

Israel (0.5%)
Azrieli Group Ltd.	8,549	453,587
Bank Hapoalim BM	157,830	962,011
Bank Leumi Le-Israel BM*	209,025	923,230
Bezeq The Israeli Telecommunication Corp. Ltd.	327,938	589,338
Check Point Software Technologies Ltd.*	18,484	1,897,567
Elbit Systems Ltd.	3,355	383,984
Frutarom Industries Ltd.	5,468	305,665
Israel Chemicals Ltd.	75,060	319,096
Mizrahi Tefahot Bank Ltd.	16,129	273,559
Nice Ltd.	9,769	656,390
Teva Pharmaceutical Industries Ltd. (ADR)	128,781	4,132,582

		10,897,009

Italy (1.7%)
Assicurazioni Generali SpA	168,947	2,685,467
Atlantia SpA	59,096	1,525,655
Enel SpA	1,101,126	5,185,043
Eni SpA	367,368	6,015,791
Ferrari NV	16,848	1,253,648
Intesa Sanpaolo SpA	1,833,052	4,978,703
Intesa Sanpaolo SpA (RNC)	141,635	360,213
Leonardo SpA*	57,026	808,502
Luxottica Group SpA	24,874	1,373,216
Mediobanca SpA	80,233	723,257
Poste Italiane SpA§	75,487	503,310
Prysmian SpA	29,237	772,889
Saipem SpA*	900,174	408,610
Snam SpA	362,561	1,568,006
Telecom Italia SpA*	1,646,609	1,480,816
Telecom Italia SpA (RNC)	883,970	645,025
Terna Rete Elettrica Nazionale SpA	222,728	1,104,869
UniCredit SpA*	270,652	4,172,171
UnipolSai Assicurazioni SpA	148,746	328,155

		35,893,346

Japan (20.9%)
ABC-Mart, Inc.	4,700	274,832
Acom Co. Ltd.*	50,400	201,455
Aeon Co. Ltd.	92,500	1,350,153
AEON Financial Service Co. Ltd.	17,900	337,163
Aeon Mall Co. Ltd.	13,230	208,201
Air Water, Inc.	21,000	387,065
Aisin Seiki Co. Ltd.	28,000	1,375,730
Ajinomoto Co., Inc.	80,000	1,578,371
Alfresa Holdings Corp.	27,200	471,291
Alps Electric Co. Ltd.	28,200	799,165
Amada Holdings Co. Ltd.	48,300	551,417
ANA Holdings, Inc.	182,000	555,498
Aozora Bank Ltd.	166,000	611,336
Asahi Glass Co. Ltd.	148,000	1,199,102
Asahi Group Holdings Ltd.	56,900	2,150,680
Asahi Kasei Corp.	183,000	1,775,263
Asics Corp.	22,400	359,752
Astellas Pharma, Inc.	311,000	4,095,266
Bandai Namco Holdings, Inc.	28,000	837,510
Bank of Kyoto Ltd. (The)(x)	43,000	313,240
Benesse Holdings, Inc.	10,300	321,962

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Bridgestone Corp.	92,800	$3,753,511
Brother Industries Ltd.	33,400	697,521
Calbee, Inc.	11,100	378,375
Canon, Inc.	154,100	4,804,465
Casio Computer Co. Ltd.	30,200	420,190
Central Japan Railway Co.	21,100	3,438,013
Chiba Bank Ltd. (The)	103,000	661,502
Chubu Electric Power Co., Inc.	93,500	1,252,210
Chugai Pharmaceutical Co. Ltd.	33,500	1,150,970
Chugoku Bank Ltd. (The)	25,400	369,604
Chugoku Electric Power Co., Inc. (The)	40,400	447,074
Coca-Cola Bottlers Japan, Inc.	17,900	577,212
Concordia Financial Group Ltd.	166,700	771,734
Credit Saison Co. Ltd.	22,800	406,726
CYBERDYNE, Inc.(x)*	12,900	185,163
Dai Nippon Printing Co. Ltd.	73,000	786,850
Daicel Corp.	38,200	460,129
Dai-ichi Life Holdings, Inc.	157,100	2,817,301
Daiichi Sankyo Co. Ltd.	87,700	1,974,885
Daikin Industries Ltd.	33,900	3,405,834
Daito Trust Construction Co. Ltd.	10,200	1,401,320
Daiwa House Industry Co. Ltd.	81,800	2,348,269
Daiwa House REIT Investment Corp. (REIT)	192	499,100
Daiwa Securities Group, Inc.	236,000	1,437,029
DeNA Co. Ltd.	15,000	304,365
Denso Corp.	69,100	3,039,457
Dentsu, Inc.	30,781	1,669,965
Don Quijote Holdings Co. Ltd.	16,100	558,214
East Japan Railway Co.	47,209	4,110,698
Eisai Co. Ltd.	36,700	1,900,106
Electric Power Development Co. Ltd.	20,000	467,978
FamilyMart UNY Holdings Co. Ltd.	11,600	691,853
FANUC Corp.	28,200	5,780,329
Fast Retailing Co. Ltd.	7,700	2,415,198
Fuji Electric Co. Ltd.	84,000	498,734
FUJIFILM Holdings Corp.	62,600	2,444,847
Fujitsu Ltd.	271,000	1,657,450
Fukuoka Financial Group, Inc.	120,000	519,537
Hachijuni Bank Ltd. (The)	50,000	282,494
Hakuhodo DY Holdings, Inc.	33,300	394,826
Hamamatsu Photonics KK	21,000	604,554
Hankyu Hanshin Holdings, Inc.	35,200	1,144,561
Hikari Tsushin, Inc.	3,100	302,955
Hino Motors Ltd.	36,900	446,459
Hirose Electric Co. Ltd.	4,595	635,615
Hiroshima Bank Ltd. (The)	61,000	259,166
Hisamitsu Pharmaceutical Co., Inc.(x)	8,900	508,434
Hitachi Chemical Co. Ltd.	15,700	434,348
Hitachi Construction Machinery Co. Ltd.	17,400	433,711
Hitachi High-Technologies Corp.	10,100	411,421
Hitachi Ltd.	693,000	3,750,404
Hitachi Metals Ltd.	31,200	437,747
Hokuriku Electric Power Co.(x)	28,500	276,475
Honda Motor Co. Ltd.	233,600	7,031,291
Hoshizaki Corp.	6,700	527,189
Hoya Corp.	58,700	2,824,012
Hulic Co. Ltd.	43,200	406,273
Idemitsu Kosan Co. Ltd.	13,200	458,852
IHI Corp.	219,000	690,461
Iida Group Holdings Co. Ltd.	20,800	319,109
Inpex Corp.	140,400	1,380,291
Isetan Mitsukoshi Holdings Ltd.	46,500	510,402
Isuzu Motors Ltd.	82,500	1,091,182
ITOCHU Corp.	214,300	3,041,355
J Front Retailing Co. Ltd.	34,300	508,354
Japan Airlines Co. Ltd.	16,538	523,785
Japan Airport Terminal Co. Ltd.	5,200	180,526
Japan Exchange Group, Inc.	75,300	1,072,043
Japan Post Bank Co. Ltd.	59,100	733,110
Japan Post Holdings Co. Ltd.	64,100	804,345
Japan Prime Realty Investment Corp. (REIT)	122	472,308
Japan Real Estate Investment Corp. (REIT)	188	996,317
Japan Retail Fund Investment Corp. (REIT)	381	747,421
Japan Tobacco, Inc.	157,700	5,124,931
JFE Holdings, Inc.	74,800	1,282,276
JGC Corp.	31,000	538,804
JSR Corp.	29,000	488,934
JTEKT Corp.	29,500	458,147
JXTG Holdings, Inc.	417,690	2,051,119
Kajima Corp.	125,000	815,144
Kakaku.com, Inc.	21,900	298,019
Kamigumi Co. Ltd.	35,000	302,434
Kaneka Corp.	37,000	275,182
Kansai Electric Power Co., Inc. (The)	98,900	1,214,374
Kansai Paint Co. Ltd.	34,200	725,901
Kao Corp.	73,400	4,024,374
Kawasaki Heavy Industries Ltd.	206,000	625,420
KDDI Corp.	266,400	6,992,013
Keihan Holdings Co. Ltd.	67,000	409,836
Keikyu Corp.	68,000	746,394
Keio Corp.	84,000	665,481
Keisei Electric Railway Co. Ltd.	19,000	440,825
Keyence Corp.	14,020	5,614,045
Kikkoman Corp.	21,000	627,189
Kintetsu Group Holdings Co. Ltd.	262,000	943,699
Kirin Holdings Co. Ltd.	116,300	2,194,271
Kobe Steel Ltd.*	48,100	438,962
Koito Manufacturing Co. Ltd.	16,100	837,321
Komatsu Ltd.	133,900	3,489,723
Konami Holdings Corp.	13,600	577,203
Konica Minolta, Inc.	66,400	594,039
Kose Corp.	4,700	425,124
Kubota Corp.	151,500	2,273,929
Kuraray Co. Ltd.	52,500	796,012
Kurita Water Industries Ltd.	15,500	374,935
Kyocera Corp.	47,000	2,618,288
Kyowa Hakko Kirin Co. Ltd.	38,200	604,585
Kyushu Electric Power Co., Inc.(x)	63,200	673,270
Kyushu Financial Group, Inc.	43,900	268,534
Lawson, Inc.	9,200	623,911
LINE Corp.(x)*	6,200	238,076
Lion Corp.	34,000	611,408
LIXIL Group Corp.	38,600	979,475
M3, Inc.	26,000	645,271
Mabuchi Motor Co. Ltd.	7,500	422,393
Makita Corp.	32,800	1,149,016
Marubeni Corp.	234,400	1,443,288
Marui Group Co. Ltd.	33,600	456,632
Maruichi Steel Tube Ltd.	8,900	253,018
Mazda Motor Corp.	83,900	1,208,045
McDonald’s Holdings Co. Japan Ltd.	10,276	299,982
Mebuki Financial Group, Inc.	135,050	539,812
Medipal Holdings Corp.	24,500	384,236
MEIJI Holdings Co. Ltd.	15,922	1,325,761
MINEBEA MITSUMI, Inc.	55,800	744,301
Miraca Holdings, Inc.	7,900	363,316
MISUMI Group, Inc.	39,200	708,438
Mitsubishi Chemical Holdings Corp.	198,100	1,532,771

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Corp.	216,300	$4,673,580
Mitsubishi Electric Corp.	277,000	3,973,493
Mitsubishi Estate Co. Ltd.	180,000	3,282,134
Mitsubishi Gas Chemical Co., Inc.	24,000	498,410
Mitsubishi Heavy Industries Ltd.	455,000	1,825,231
Mitsubishi Logistics Corp.	13,000	179,125
Mitsubishi Materials Corp.	14,600	441,947
Mitsubishi Motors Corp.	106,900	642,379
Mitsubishi Tanabe Pharma Corp.	33,300	693,339
Mitsubishi UFJ Financial Group, Inc.	1,841,500	11,573,678
Mitsubishi UFJ Lease & Finance Co. Ltd.	59,300	295,621
Mitsui & Co. Ltd.	246,000	3,563,056
Mitsui Chemicals, Inc.	135,000	666,936
Mitsui Fudosan Co. Ltd.	128,000	2,729,471
Mitsui OSK Lines Ltd.	187,000	587,892
Mixi, Inc.	7,100	341,831
Mizuho Financial Group, Inc.	3,482,735	6,381,729
MS&AD Insurance Group Holdings, Inc.	71,580	2,276,055
Murata Manufacturing Co. Ltd.	27,400	3,897,233
Nabtesco Corp.	17,800	471,661
Nagoya Railroad Co. Ltd.	124,000	558,017
NEC Corp.	389,000	936,423
Nexon Co. Ltd.	22,300	354,340
NGK Insulators Ltd.	37,000	837,510
NGK Spark Plug Co. Ltd.	27,400	626,117
NH Foods Ltd.	24,000	644,355
Nidec Corp.	34,100	3,245,212
Nikon Corp.	47,100	682,829
Nintendo Co. Ltd.	16,200	3,759,337
Nippon Building Fund, Inc. (REIT)	203	1,110,455
Nippon Electric Glass Co. Ltd.	66,000	398,976
Nippon Express Co. Ltd.	117,000	601,132
Nippon Paint Holdings Co. Ltd.	23,800	828,393
Nippon Prologis REIT, Inc. (REIT)	216	468,165
Nippon Steel & Sumitomo Metal Corp.	116,408	2,681,995
Nippon Telegraph & Telephone Corp.	100,048	4,270,440
Nippon Yusen KK	240,000	506,602
Nissan Chemical Industries Ltd.	17,600	512,207
Nissan Motor Co. Ltd.	342,300	3,300,629
Nisshin Seifun Group, Inc.	31,415	468,700
Nissin Foods Holdings Co. Ltd.	8,400	465,535
Nitori Holdings Co. Ltd.	11,500	1,453,382
Nitto Denko Corp.	23,700	1,831,199
NOK Corp.	11,300	262,276
Nomura Holdings, Inc.*	524,400	3,259,071
Nomura Real Estate Holdings, Inc.	19,300	307,538
Nomura Real Estate Master Fund, Inc. (REIT)	569	883,169
Nomura Research Institute Ltd.	19,866	731,614
NSK Ltd.	67,100	959,519
NTT Data Corp.	17,500	829,965
NTT DOCOMO, Inc.	198,400	4,620,066
Obayashi Corp.	95,300	891,110
Obic Co. Ltd.	8,500	404,653
Odakyu Electric Railway Co. Ltd.	45,000	875,505
Oji Holdings Corp.	112,000	524,135
Olympus Corp.	41,600	1,599,281
Omron Corp.	27,500	1,206,660
Ono Pharmaceutical Co. Ltd.	58,900	1,219,214
Oracle Corp. Japan	5,900	337,052
Oriental Land Co. Ltd.	31,200	1,788,822
ORIX Corp.	191,200	2,829,444
Osaka Gas Co. Ltd.	283,000	1,075,263
Otsuka Corp.	7,400	401,473
Otsuka Holdings Co. Ltd.	57,300	2,584,753
Panasonic Corp.	316,700	3,578,628
Park24 Co. Ltd.	13,300	348,120
Pola Orbis Holdings, Inc.	14,000	337,896
Rakuten, Inc.	133,500	1,337,039
Recruit Holdings Co. Ltd.	52,600	2,683,625
Resona Holdings, Inc.	321,605	1,727,186
Ricoh Co. Ltd.	101,900	838,412
Rinnai Corp.	4,800	381,999
Rohm Co. Ltd.	13,800	917,273
Ryohin Keikaku Co. Ltd.	3,300	722,959
Sankyo Co. Ltd.	7,400	247,265
Santen Pharmaceutical Co. Ltd.	51,800	750,037
SBI Holdings, Inc.	33,820	471,469
Secom Co. Ltd.	29,600	2,118,768
Sega Sammy Holdings, Inc.	28,600	383,286
Seibu Holdings, Inc.	24,600	405,912
Seiko Epson Corp.	40,900	861,130
Sekisui Chemical Co. Ltd.	61,100	1,026,840
Sekisui House Ltd.	85,500	1,406,184
Seven & i Holdings Co. Ltd.	108,400	4,247,200
Seven Bank Ltd.	77,000	251,756
Sharp Corp.(x)*	210,000	886,553
Shimadzu Corp.	37,000	587,919
Shimamura Co. Ltd.	3,200	422,815
Shimano, Inc.	10,700	1,561,798
Shimizu Corp.	85,000	761,969
Shin-Etsu Chemical Co. Ltd.	55,700	4,825,032
Shinsei Bank Ltd.	281,000	517,426
Shionogi & Co. Ltd.	43,800	2,261,407
Shiseido Co. Ltd.	53,500	1,408,021
Shizuoka Bank Ltd. (The)	78,000	634,762
Showa Shell Sekiyu KK	30,400	307,741
SMC Corp.	8,100	2,395,150
SoftBank Group Corp.	119,200	8,417,771
Sohgo Security Services Co. Ltd.	10,400	388,143
Sompo Holdings, Inc.	51,325	1,880,488
Sony Corp.	181,300	6,132,900
Sony Financial Holdings, Inc.	25,300	406,554
Stanley Electric Co. Ltd.	22,800	650,229
Start Today Co. Ltd.	25,800	570,784
Subaru Corp.	88,100	3,231,046
Sumitomo Chemical Co. Ltd.	227,000	1,268,248
Sumitomo Corp.	170,100	2,288,015
Sumitomo Dainippon Pharma Co. Ltd.	24,200	399,529
Sumitomo Electric Industries Ltd.	109,400	1,813,998
Sumitomo Heavy Industries Ltd.	85,000	592,473
Sumitomo Metal Mining Co. Ltd.	69,000	981,420
Sumitomo Mitsui Financial Group, Inc.	194,597	7,070,375
Sumitomo Mitsui Trust Holdings, Inc.	47,368	1,642,329
Sumitomo Realty & Development Co. Ltd.	51,000	1,322,070
Sumitomo Rubber Industries Ltd.	24,400	415,762
Sundrug Co. Ltd.	10,800	362,328
Suntory Beverage & Food Ltd.	20,100	846,753
Suruga Bank Ltd.	29,000	610,581
Suzuken Co. Ltd.	11,520	377,688
Suzuki Motor Corp.	48,900	2,030,143
Sysmex Corp.	22,700	1,376,314
T&D Holdings, Inc.	80,400	1,167,039
Taiheiyo Cement Corp.	173,000	578,065
Taisei Corp.	154,000	1,121,836
Taisho Pharmaceutical Holdings Co. Ltd.	5,300	430,360
Taiyo Nippon Sanso Corp.	17,000	198,814

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Takashimaya Co. Ltd.	42,000	$367,448
Takeda Pharmaceutical Co. Ltd.	101,800	4,781,390
TDK Corp.	17,100	1,082,862
Teijin Ltd.	27,800	524,137
Terumo Corp.	49,000	1,701,114
THK Co. Ltd.	18,300	460,746
Tobu Railway Co. Ltd.	144,000	729,507
Toho Co. Ltd.	17,600	466,519
Toho Gas Co. Ltd.	54,000	381,730
Tohoku Electric Power Co., Inc.	64,200	869,609
Tokio Marine Holdings, Inc.	99,200	4,184,346
Tokyo Electric Power Co. Holdings, Inc.*	210,500	824,378
Tokyo Electron Ltd.	22,800	2,489,302
Tokyo Gas Co. Ltd.	292,000	1,328,727
Tokyo Tatemono Co. Ltd.	30,400	400,855
Tokyu Corp.	153,000	1,082,943
Tokyu Fudosan Holdings Corp.	67,000	363,496
Toppan Printing Co. Ltd.	81,000	825,788
Toray Industries, Inc.	209,000	1,852,897
Toshiba Corp.(x)*	578,000	1,253,294
TOTO Ltd.	20,300	766,743
Toyo Seikan Group Holdings Ltd.	26,400	428,736
Toyo Suisan Kaisha Ltd.	12,500	465,396
Toyoda Gosei Co. Ltd.	8,500	216,146
Toyota Industries Corp.	23,800	1,182,197
Toyota Motor Corp.	382,370	20,751,635
Toyota Tsusho Corp.	31,800	962,598
Trend Micro, Inc.	15,100	671,382
Tsuruha Holdings, Inc.	5,200	481,092
Unicharm Corp.	57,400	1,375,321
United Urban Investment Corp. (REIT)	421	646,645
USS Co. Ltd.	32,300	538,478
West Japan Railway Co.	23,500	1,528,460
Yahoo Japan Corp.(x)	204,900	946,004
Yakult Honsha Co. Ltd.	12,000	666,128
Yamada Denki Co. Ltd.(x)	101,600	506,494
Yamaguchi Financial Group, Inc.	25,000	271,041
Yamaha Corp.	22,400	616,689
Yamaha Motor Co. Ltd.	41,200	992,160
Yamato Holdings Co. Ltd.	48,400	1,014,039
Yamazaki Baking Co. Ltd.	17,000	349,681
Yaskawa Electric Corp.	33,800	678,247
Yokogawa Electric Corp.	33,900	533,484
Yokohama Rubber Co. Ltd. (The)	16,700	326,860

		439,859,563

Jersey (0.1%)
Randgold Resources Ltd.	13,370	1,166,726

Jordan (0.0%)
Hikma Pharmaceuticals plc	21,942	544,599

Luxembourg (0.3%)
ArcelorMittal*	261,555	2,200,406
Eurofins Scientific SE	1,564	680,487
Millicom International Cellular SA (SDR)	10,390	579,409
RTL Group SA	5,618	452,493
SES SA (FDR)	52,157	1,213,254
Tenaris SA	70,283	1,204,895

		6,330,944

Macau (0.0%)
MGM China Holdings Ltd.	123,600	257,649
Wynn Macau Ltd.	247,600	504,025

		761,674

Mexico (0.0%)
Fresnillo plc	30,621	596,960

Netherlands (3.8%)
ABN AMRO Group NV (CVA)§	40,371	979,792
Aegon NV	261,568	1,331,303
Akzo Nobel NV	35,885	2,975,669
Altice NV, Class A*	52,337	1,183,941
Altice NV, Class B*	14,108	319,069
ASML Holding NV	53,911	7,154,525
Boskalis Westminster	11,964	412,570
EXOR NV	16,129	834,167
Gemalto NV	13,361	746,599
Heineken Holding NV	14,530	1,155,880
Heineken NV	32,952	2,805,225
ING Groep NV	561,628	8,489,881
Koninklijke Ahold Delhaize NV*	184,264	3,943,251
Koninklijke DSM NV	26,887	1,818,792
Koninklijke KPN NV	499,872	1,505,403
Koninklijke Philips NV	136,969	4,402,551
Koninklijke Vopak NV	10,386	452,886
NN Group NV	46,625	1,516,310
NXP Semiconductors NV*	42,109	4,358,282
Randstad Holding NV	16,291	940,217
Royal Dutch Shell plc, Class A	632,035	16,597,735
Royal Dutch Shell plc, Class B	540,885	14,803,806
Wolters Kluwer NV	43,393	1,803,754

		80,531,608

New Zealand (0.2%)
Auckland International Airport Ltd.	126,645	600,140
Contact Energy Ltd.	103,326	366,504
Fletcher Building Ltd.	100,455	585,886
Mercury NZ Ltd.	104,214	230,120
Meridian Energy Ltd.	192,037	376,930
Ryman Healthcare Ltd.	52,355	308,654
Spark New Zealand Ltd.	270,602	663,922

		3,132,156

Norway (0.6%)
DNB ASA	139,924	2,217,938
Gjensidige Forsikring ASA	29,911	455,656
Marine Harvest ASA*	52,156	795,139
Norsk Hydro ASA	194,209	1,127,770
Orkla ASA	113,848	1,019,649
Schibsted ASA, Class A	12,117	311,879
Schibsted ASA, Class B	13,931	318,819
Statoil ASA	166,793	2,849,751
Telenor ASA	105,372	1,753,705
Yara International ASA	25,546	983,614

		11,833,920

Portugal (0.1%)
EDP - Energias de Portugal SA	327,407	1,108,957
Galp Energia SGPS SA	63,430	962,565
Jeronimo Martins SGPS SA	39,452	705,805

		2,777,327

Singapore (1.2%)
Ascendas REIT (REIT)	325,171	585,789
CapitaLand Commercial Trust (REIT)	324,800	358,735
CapitaLand Ltd.	372,700	967,152
CapitaLand Mall Trust (REIT)	342,900	482,906
City Developments Ltd.	67,900	495,107
ComfortDelGro Corp. Ltd.	333,600	610,513
DBS Group Holdings Ltd.	257,600	3,572,534
Genting Singapore plc	918,841	669,991
Global Logistic Properties Ltd.	381,500	758,173
Golden Agri-Resources Ltd.	1,209,009	332,751
Jardine Cycle & Carriage Ltd.	15,533	487,027
Keppel Corp. Ltd.	203,700	1,010,600
Oversea-Chinese Banking Corp. Ltd.	448,606	3,117,168
SATS Ltd.	96,300	335,950
Sembcorp Industries Ltd.	157,200	357,362

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Singapore Airlines Ltd.	82,100	$591,019
Singapore Exchange Ltd.	109,200	601,094
Singapore Press Holdings Ltd.	146,036	370,610
Singapore Technologies Engineering Ltd.	254,000	677,285
Singapore Telecommunications Ltd.	1,179,000	3,303,914
StarHub Ltd.	77,590	159,745
Suntec REIT (REIT)(x)	352,800	451,451
United Overseas Bank Ltd.	193,598	3,059,979
UOL Group Ltd.	69,600	346,793
Wilmar International Ltd.	255,000	643,493

		24,347,141

South Africa (0.1%)
Investec plc	94,057	641,072
Mediclinic International plc(x)	52,374	467,210
Mondi plc	51,236	1,237,010

		2,345,292

Spain (3.0%)
Abertis Infraestructuras SA	92,170	1,484,737
ACS Actividades de Construccion y Servicios SA	29,131	991,199
Aena SA§	10,062	1,591,873
Amadeus IT Group SA	64,171	3,255,844
Banco Bilbao Vizcaya Argentaria SA	954,864	7,405,578
Banco de Sabadell SA	777,012	1,424,078
Banco Popular Espanol SA(x)*	489,177	474,887
Banco Santander SA	2,107,207	12,914,578
Bankia SA	667,662	759,271
Bankinter SA	104,250	875,365
CaixaBank SA	518,267	2,227,583
Distribuidora Internacional de Alimentacion SA	98,260	568,250
Enagas SA	17,690	459,526
Endesa SA	45,488	1,069,041
Ferrovial SA	71,361	1,428,160
Gas Natural SDG SA	51,134	1,120,452
Grifols SA	42,778	1,049,162
Iberdrola SA	788,977	5,643,469
Industria de Diseno Textil SA	156,597	5,519,586
Mapfre SA	175,948	603,460
Red Electrica Corp. SA	46,850	899,632
Repsol SA	166,995	2,578,725
Telefonica SA	672,684	7,524,238
Zardoya Otis SA	28,252	261,006

		62,129,700

Sweden (2.5%)
Alfa Laval AB	43,038	812,187
Assa Abloy AB, Class B	143,506	2,951,589
Atlas Copco AB, Class A	97,491	3,441,313
Atlas Copco AB, Class B	55,335	1,758,735
Boliden AB	40,720	1,213,332
Electrolux AB(x)	33,169	922,076
Getinge AB, Class B(x)	29,723	521,441
Hennes & Mauritz AB, Class B	137,584	3,516,122
Hexagon AB, Class B	36,684	1,473,804
Husqvarna AB, Class B	56,432	495,319
ICA Gruppen AB(x)	11,619	396,521
Industrivarden AB, Class C	21,453	464,701
Investor AB, Class B	66,462	2,797,728
Kinnevik AB, Class B*	32,792	874,634
L E Lundbergforetagen AB, Class B	5,424	367,728
Lundin Petroleum AB*	29,663	601,824
Nordea Bank AB	438,299	5,003,877
Sandvik AB	152,659	2,281,201
Securitas AB, Class B	46,996	734,259
Skandinaviska Enskilda Banken AB, Class A(x)	215,698	2,399,948
Skanska AB, Class B	45,847	1,079,578
SKF AB, Class B(x)	59,252	1,172,390
Svenska Cellulosa AB SCA, Class B	89,778	2,895,531
Svenska Handelsbanken AB, Class A(x)	223,202	3,061,332
Swedbank AB, Class A(x)	130,424	3,021,658
Swedish Match AB	28,843	938,295
Tele2 AB, Class B	50,955	486,483
Telefonaktiebolaget LM Ericsson, Class B(x)	443,442	2,959,365
Telia Co. AB	371,981	1,560,463
Volvo AB, Class B(x)	223,815	3,304,529

		53,507,963

Switzerland (8.3%)
ABB Ltd. (Registered)*	272,693	6,378,672
Actelion Ltd.*	14,185	3,996,413
Adecco Group AG (Registered)	23,732	1,685,750
Aryzta AG*	12,654	406,156
Baloise Holding AG (Registered)	7,004	962,862
Barry Callebaut AG (Registered)*	350	457,395
Chocoladefabriken Lindt & Spruengli AG	147	833,585
Chocoladefabriken Lindt & Sprungli AG (Registered)	15	996,231
Cie Financiere Richemont SA (Registered)	75,382	5,960,420
Coca-Cola HBC AG*	26,840	693,070
Credit Suisse Group AG (Registered)*	289,100	4,300,494
Dufry AG (Registered)*	6,556	998,798
EMS-Chemie Holding AG (Registered)	1,234	718,853
Galenica AG (Registered)	522	550,324
Geberit AG (Registered)	5,354	2,308,049
Givaudan SA (Registered)	1,338	2,409,776
Glencore plc*	1,761,820	6,912,424
Julius Baer Group Ltd.*	32,197	1,607,198
Kuehne + Nagel International AG (Registered)	7,798	1,101,599
LafargeHolcim Ltd. (Registered)*	66,527	3,931,911
Lonza Group AG (Registered)*	8,364	1,581,532
Nestle SA (Registered)	449,426	34,481,494
Novartis AG (Registered)	322,474	23,936,447
Pargesa Holding SA	4,674	330,374
Partners Group Holding AG	2,485	1,335,968
Roche Holding AG	101,457	25,909,949
Schindler Holding AG	5,671	1,097,229
Schindler Holding AG (Registered)	2,976	564,211
SGS SA (Registered)	775	1,653,447
Sika AG	307	1,842,031
Sonova Holding AG (Registered)	7,370	1,022,007
STMicroelectronics NV	95,028	1,452,716
Swatch Group AG (The)	4,419	1,582,484
Swatch Group AG (The) (Registered)	6,751	470,443
Swiss Life Holding AG (Registered)*	4,724	1,524,282
Swiss Prime Site AG (Registered)*	9,354	823,197
Swiss Re AG	47,247	4,242,867
Swisscom AG (Registered)(x)	3,661	1,688,961
Syngenta AG (Registered)	13,342	5,888,782
UBS Group AG (Registered)	529,494	8,473,807
Wolseley plc	36,163	2,274,493
Zurich Insurance Group AG*	21,606	5,767,927

		175,154,628

United Kingdom (14.1%)
3i Group plc	137,506	1,291,248
Aberdeen Asset Management plc	134,235	445,181
Admiral Group plc	30,407	757,748

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Anglo American plc*	203,792	$3,113,761
Ashtead Group plc	74,289	1,538,558
Associated British Foods plc	52,174	1,703,511
AstraZeneca plc	182,684	11,243,965
Auto Trader Group plc§	143,328	704,475
Aviva plc	587,072	3,913,086
Babcock International Group plc	37,129	410,297
BAE Systems plc	463,237	3,729,003
Barclays plc	2,452,106	6,915,620
Barratt Developments plc	142,933	978,676
Berkeley Group Holdings plc	18,882	758,688
BP plc	2,732,547	15,664,719
British American Tobacco plc	269,233	17,878,067
British Land Co. plc (The) (REIT)	140,900	1,076,855
BT Group plc	1,222,304	4,872,993
Bunzl plc	47,858	1,391,102
Burberry Group plc	63,781	1,377,669
Capita plc	99,755	705,529
Centrica plc	808,213	2,197,364
CNH Industrial NV	146,349	1,411,371
Cobham plc	244,527	407,469
Coca-Cola European Partners plc	30,365	1,135,388
Compass Group plc	237,051	4,472,838
Croda International plc	18,573	829,347
DCC plc	12,904	1,135,761
Diageo plc	363,630	10,403,444
Direct Line Insurance Group plc	201,245	875,934
Dixons Carphone plc	135,098	537,583
easyJet plc	22,328	287,021
Experian plc	136,738	2,789,074
Fiat Chrysler Automobiles NV*	125,879	1,376,449
G4S plc	216,018	823,585
GKN plc	255,551	1,163,213
GlaxoSmithKline plc	704,163	14,640,869
Hammerson plc (REIT)	117,105	837,776
Hargreaves Lansdown plc	39,215	639,213
HSBC Holdings plc	2,858,890	23,314,608
IMI plc	36,957	552,400
Imperial Brands plc	139,228	6,745,547
Inmarsat plc	60,967	649,659
InterContinental Hotels Group plc	26,619	1,303,355
International Consolidated Airlines Group SA	130,996	866,429
Intertek Group plc	23,360	1,151,393
Intu Properties plc (REIT)(x)	133,735	467,818
ITV plc	509,132	1,396,344
J Sainsbury plc	234,815	777,570
Johnson Matthey plc	27,693	1,068,654
Kingfisher plc	319,013	1,303,394
Land Securities Group plc (REIT)	110,283	1,463,258
Legal & General Group plc	864,260	2,677,842
Lloyds Banking Group plc	9,307,495	7,733,814
London Stock Exchange Group plc	44,712	1,776,384
Marks & Spencer Group plc	235,561	994,603
Meggitt plc	110,613	617,128
Merlin Entertainments plc§	99,290	596,625
National Grid plc	544,055	6,908,487
Next plc	20,222	1,094,521
Old Mutual plc	696,742	1,751,134
Pearson plc	116,958	1,000,113
Persimmon plc*	44,067	1,156,130
Petrofac Ltd.	34,974	402,696
Provident Financial plc	21,612	811,518
Prudential plc	373,083	7,880,966
Reckitt Benckiser Group plc	91,024	8,309,244
RELX NV	146,026	2,704,350
RELX plc	156,485	3,066,379
Rio Tinto Ltd.	61,710	2,850,474
Rio Tinto plc	178,681	7,185,089
Rolls-Royce Holdings plc*	269,363	2,544,636
Royal Bank of Scotland Group plc*	525,954	1,595,361
Royal Mail plc	140,953	750,550
RSA Insurance Group plc	142,786	1,049,228
Sage Group plc (The)	152,862	1,207,539
Schroders plc	18,626	707,096
Segro plc (REIT)	142,350	813,634
Severn Trent plc	34,765	1,037,529
Sky plc	153,240	1,873,865
Smith & Nephew plc	126,766	1,931,313
Smiths Group plc	59,250	1,201,854
SSE plc	148,886	2,753,320
St James’s Place plc	75,963	1,010,748
Standard Chartered plc*	479,652	4,585,294
Standard Life plc	276,816	1,230,180
Tate & Lyle plc	70,008	670,566
Taylor Wimpey plc	471,493	1,140,707
Tesco plc*	1,170,347	2,721,504
Travis Perkins plc	36,975	701,375
Unilever NV (CVA)	235,242	11,687,029
Unilever plc	185,816	9,171,505
United Utilities Group plc	98,542	1,226,608
Vodafone Group plc	3,843,514	10,021,136
Weir Group plc (The)	30,500	732,552
Whitbread plc	27,642	1,370,761
William Hill plc	114,993	418,969
Wm Morrison Supermarkets plc(x)	320,811	964,666
Worldpay Group plc§	257,719	953,835
WPP plc	183,160	4,020,510

		297,106,246

United States (0.6%)
Carnival plc	26,873	1,541,375
Mobileye NV*	25,799	1,584,059
QIAGEN NV*	32,679	948,594
Shire plc	130,474	7,619,377
Taro Pharmaceutical Industries Ltd.(x)*	2,211	257,847

		11,951,252

Total Common Stocks (89.1%) (Cost $1,812,773,930)		1,878,001,892

	Number of Rights	Value (Note 1)
RIGHTS:
Germany (0.0%)
Deutsche Bank AG, expiring 4/6/17* (Cost $—)	200,556	479,255

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	9,225,697	9,228,465

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.7%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $500,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $510,000.(xx)	$500,000	500,000

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $2,300,169, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $2,346,000.(xx)	$2,300,000	$2,300,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $1,500,136, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $1,530,003.(xx)	1,500,000	1,500,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $1,300,103, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $1,326,003.(xx)	1,300,000	1,300,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $5,100,553, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%- 6.500%, maturing 7/31/17-5/15/45; total market value $5,599,731.(xx)	5,100,000	5,100,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $655,970, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $669,045.(xx)	655,927	655,927
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $1,800,162, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,837,109.(xx)	1,800,000	1,800,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $1,400,097, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,428,862.(xx)	1,400,000	1,400,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $1,000,108, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $1,020,165.(xx)	1,000,000	1,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $6,000,490, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $6,120,500.(xx)	6,000,000	6,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $9,000,638, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $9,180,652.(xx)	9,000,000	9,000,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $250,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $255,000.(xx)	250,000	250,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $4,000,630, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $4,080,000.(xx)	4,000,000	4,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $1,000,158, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		35,805,927

Total Short-Term Investments (2.1%) (Cost $45,033,385)		45,034,392

Total Investments (91.2%) (Cost $1,857,807,315)		1,923,515,539
Other Assets Less Liabilities (8.8%)		185,453,456

Net Assets (100%)		$2,108,968,995

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $9,598,996 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2017.

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $39,849,631. This was secured by cash collateral of $35,805,927 which was subsequently invested in joint repurchase agreements with a total value of $35,805,927, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $6,339,873 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 4/13/17-5/15/46.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$226,965,618	10.8%
Consumer Staples	214,085,197	10.2
Energy	93,771,094	4.4
Financials	398,890,585	18.9
Health Care	201,157,053	9.5
Industrials	269,284,130	12.8
Information Technology	107,596,026	5.1
Investment Company	9,228,465	0.4
Materials	148,671,435	7.1
Real Estate	69,245,403	3.3
Repurchase Agreements	35,805,927	1.7
Telecommunication Services	84,894,873	4.0
Utilities	63,919,733	3.0
Cash and Other	185,453,456	8.8

		100.0%

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
AXA SA	$7,022,173	$91,737	$—	$7,296,971	$—	$—

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	2,486	June-17	$88,954,490	$90,859,740	$1,905,250
FTSE 100 Index	618	June-17	56,265,245	56,333,628	68,383
SPI 200 Index	205	June-17	22,498,054	22,897,843	399,789
TOPIX Index	411	June-17	56,909,550	55,837,375	(1,072,175)

					$1,301,247

At March 31, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/16/17	Credit Suisse	3,039	$2,318,414	$2,294,568	$23,846
British Pound vs. U.S. Dollar, expiring 6/16/17	Credit Suisse	4,331	5,436,102	5,266,348	169,754
European Union Euro vs. U.S. Dollar, expiring 6/16/17	Credit Suisse	8,482	9,080,508	9,060,178	20,330
Japanese Yen vs. U.S. Dollar, expiring 6/16/17	Credit Suisse	621,476	5,598,416	5,428,001	170,415

					$384,345

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical Securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$540,404	$226,425,214	$—	$226,965,618
Consumer Staples	—	214,085,197	—	214,085,197
Energy	—	93,771,094	—	93,771,094
Financials	—	398,411,330	—	398,411,330
Health Care	4,390,429	196,766,624	—	201,157,053
Industrials	4,985,497	264,298,633	—	269,284,130
Information Technology	7,839,908	99,756,118	—	107,596,026
Materials	—	148,671,435	—	148,671,435
Real Estate	1,281,524	67,963,879	—	69,245,403
Telecommunication Services	—	84,894,873	—	84,894,873
Utilities	—	63,919,733	—	63,919,733
Forward Currency Contracts	—	384,345	—	384,345
Futures	2,373,422	—	—	2,373,422
Rights
Financials	—	479,255	—	479,255
Short-Term Investments
Investment Companies	9,228,465	—	—	9,228,465
Repurchase Agreements	—	35,805,927	—	35,805,927

Total Assets	$30,639,649	$1,895,633,657	$—	$1,926,273,306

Liabilities:
Futures	$(1,072,175)	$—	$—	$(1,072,175)

Total Liabilities	$(1,072,175)	$—	$—	$(1,072,175)

Total	$29,567,474	$1,895,633,657	$—	$1,925,201,131

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$198,227,696
Aggregate gross unrealized depreciation	(139,371,916)

Net unrealized appreciation	$58,855,780

Federal income tax cost of investments	$1,864,659,759

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.0%)
AGL Energy Ltd.	80,171	$1,615,179
Alumina Ltd.(x)	242,893	332,171
Amcor Ltd.	128,430	1,477,695
AMP Ltd.	322,904	1,277,899
APA Group	120,741	826,525
Aristocrat Leisure Ltd.	64,346	883,411
ASX Ltd.	21,288	821,008
Aurizon Holdings Ltd.	222,059	890,679
AusNet Services	232,059	298,739
Australia & New Zealand Banking Group Ltd.	333,581	8,109,514
Bank of Queensland Ltd.	46,240	429,581
Bendigo & Adelaide Bank Ltd.	53,374	495,042
BHP Billiton Ltd.	365,981	6,721,812
BHP Billiton plc	238,444	3,686,532
Boral Ltd.	128,158	571,810
Brambles Ltd.	176,479	1,260,660
Caltex Australia Ltd.	28,695	646,509
Challenger Ltd.	64,932	622,581
CIMIC Group Ltd.	9,951	273,160
Coca-Cola Amatil Ltd.	58,622	484,598
Cochlear Ltd.(x)	6,835	706,163
Commonwealth Bank of Australia	195,716	12,845,866
Computershare Ltd.	48,157	517,295
Crown Resorts Ltd.	41,350	373,094
CSL Ltd.(x)	51,801	4,960,055
Dexus Property Group (REIT)(x)	113,825	849,622
Domino’s Pizza Enterprises Ltd.(x)	7,043	312,735
DUET Group	266,894	568,901
Flight Centre Travel Group Ltd.	7,310	161,290
Fortescue Metals Group Ltd.(x)	183,854	875,093
Goodman Group (REIT)	212,686	1,257,689
GPT Group (The) (REIT)	211,797	833,336
Harvey Norman Holdings Ltd.(x)	72,755	251,799
Healthscope Ltd.	192,837	334,433
Incitec Pivot Ltd.	189,896	545,503
Insurance Australia Group Ltd.	285,960	1,321,764
LendLease Group	65,162	775,631
Macquarie Group Ltd.	34,326	2,365,501
Medibank Pvt Ltd.	324,017	698,088
Mirvac Group (REIT)	438,640	733,915
National Australia Bank Ltd.	302,767	7,712,008
Newcrest Mining Ltd.	90,968	1,547,755
Oil Search Ltd.	147,559	813,947
Orica Ltd.	43,394	583,493
Origin Energy Ltd.*	205,657	1,107,710
Qantas Airways Ltd.	68,403	203,291
QBE Insurance Group Ltd.	151,717	1,494,103
Ramsay Health Care Ltd.	16,493	880,659
REA Group Ltd.	6,016	272,694
Santos Ltd.*	196,300	569,898
Scentre Group (REIT)(x)	619,356	2,029,976
SEEK Ltd.	35,094	426,844
Sonic Healthcare Ltd.	42,586	719,690
South32 Ltd.	627,028	1,322,176
Stockland (REIT)	284,091	1,007,091
Suncorp Group Ltd.	145,449	1,467,935
Sydney Airport	125,836	650,859
Tabcorp Holdings Ltd.	93,191	338,190
Tatts Group Ltd.	152,557	516,332
Telstra Corp. Ltd.	476,207	1,695,411
TPG Telecom Ltd.(x)	37,553	199,973
Transurban Group	233,131	2,078,568
Treasury Wine Estates Ltd.	87,777	820,164
Vicinity Centres (REIT)	390,504	844,316
Vocus Group Ltd.(x)	56,957	187,985
Wesfarmers Ltd.	127,470	4,389,235
Westfield Corp. (REIT)	223,669	1,517,442
Westpac Banking Corp.	381,305	10,213,574
Woodside Petroleum Ltd.	87,949	2,155,552
Woolworths Ltd.	144,178	2,919,028

		113,698,777

Austria (0.2%)
ANDRITZ AG(x)	9,370	468,658
Erste Group Bank AG*	33,893	1,103,694
OMV AG	15,819	622,461
Raiffeisen Bank International AG*	12,058	272,127
voestalpine AG	11,909	468,797

		2,935,737

Belgium (1.1%)
Ageas	21,831	853,320
Anheuser-Busch InBev SA/NV	86,828	9,531,433
Colruyt SA	7,866	386,174
Groupe Bruxelles Lambert SA	9,282	842,663
KBC Group NV	28,438	1,886,699
Proximus SADP	18,680	586,177
Solvay SA	8,124	992,769
Telenet Group Holding NV*	5,184	308,314
UCB SA	14,903	1,155,981
Umicore SA	11,085	631,481

		17,175,011

Chile (0.0%)
Antofagasta plc	39,939	417,580

China (0.1%)
BOC Hong Kong Holdings Ltd.	411,123	1,679,618
Yangzijiang Shipbuilding Holdings Ltd.	254,599	205,667

		1,885,285

Denmark (1.5%)
AP Moller - Maersk A/S, Class A	454	732,405
AP Moller - Maersk A/S, Class B	710	1,177,971
Carlsberg A/S, Class B	11,568	1,068,285
Chr Hansen Holding A/S	11,644	747,369
Coloplast A/S, Class B	13,178	1,028,941
Danske Bank A/S	79,905	2,721,326
DONG Energy A/S§	16,811	648,227
DSV A/S	21,113	1,092,950
Genmab A/S*	6,296	1,212,505
ISS A/S	20,079	759,268
Novo Nordisk A/S, Class B	217,871	7,482,520
Novozymes A/S, Class B	27,712	1,098,371
Pandora A/S*	12,797	1,416,669
TDC A/S	92,876	478,924
Tryg A/S	14,693	266,529
Vestas Wind Systems A/S*	25,076	2,038,845
William Demant Holding A/S*	15,403	321,816

		24,292,921

Finland (0.9%)
Elisa OYJ	16,906	597,871
Fortum OYJ	53,250	842,449
Kone OYJ, Class B	37,704	1,655,563
Metso OYJ(x)	12,341	373,634
Neste OYJ*	14,633	570,719
Nokia OYJ	658,872	3,535,510
Nokian Renkaat OYJ	13,240	552,830
Orion OYJ, Class B	11,109	579,162
Sampo OYJ, Class A	50,285	2,385,014
Stora Enso OYJ, Class R	63,575	751,466
UPM-Kymmene OYJ	62,481	1,467,737
Wartsila OYJ Abp*	17,741	949,144

		14,261,099

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
France (9.0%)
Accor SA	18,313	$762,893
Aeroports de Paris	3,675	454,189
Air Liquide SA	44,173	5,046,954
Airbus SE	66,041	5,025,380
Alstom SA*	17,252	515,600
Arkema SA	8,000	789,261
Atos SE	10,503	1,299,173
AXA SA‡	221,009	5,718,660
BNP Paribas SA	120,733	8,040,857
Bollore SA	99,657	386,345
Bouygues SA	22,496	915,672
Bureau Veritas SA	31,444	663,342
Capgemini SA	18,245	1,684,784
Carrefour SA	66,179	1,560,255
Casino Guichard Perrachon SA	7,217	403,664
Christian Dior SE	6,097	1,416,632
Cie de Saint-Gobain	57,375	2,946,230
Cie Generale des Etablissements Michelin	20,764	2,521,895
CNP Assurances	20,293	413,055
Credit Agricole SA	127,664	1,729,638
Danone SA	66,913	4,551,367
Dassault Aviation SA	268	340,767
Dassault Systemes SE	15,272	1,321,947
Edenred	24,226	572,451
Eiffage SA	6,302	493,601
Electricite de France SA	37,895	319,045
Engie SA	169,560	2,402,174
Essilor International SA	23,571	2,864,077
Eurazeo SA	4,822	317,546
Eutelsat Communications SA	21,841	487,669
Fonciere Des Regions (REIT)	3,929	328,233
Gecina SA (REIT)	4,607	625,156
Groupe Eurotunnel SE (Registered)	54,467	548,050
Hermes International	2,964	1,404,242
ICADE (REIT)	4,342	318,129
Iliad SA	2,729	610,353
Imerys SA	4,169	353,887
Ingenico Group SA	6,745	636,520
JCDecaux SA	9,768	343,772
Kering	8,581	2,219,438
Klepierre (REIT)	24,266	943,839
Lagardere SCA	11,632	342,613
Legrand SA	30,369	1,831,115
L’Oreal SA	28,705	5,516,642
LVMH Moet Hennessy Louis Vuitton SE	31,809	6,985,281
Natixis SA	107,699	663,624
Orange SA	229,436	3,564,963
Pernod Ricard SA	24,321	2,877,372
Peugeot SA*	56,460	1,136,870
Publicis Groupe SA	21,428	1,497,519
Remy Cointreau SA	2,555	250,135
Renault SA	21,696	1,884,721
Rexel SA	33,896	615,447
Safran SA	35,921	2,683,586
Sanofi	132,211	11,935,033
Schneider Electric SE	63,528	4,651,170
SCOR SE	19,630	741,950
SEB SA	2,651	370,197
SFR Group SA*	9,195	289,274
Societe BIC SA	3,330	414,925
Societe Generale SA	86,719	4,398,937
Sodexo SA(x)	10,375	1,220,252
Suez	38,973	615,538
Thales SA	12,537	1,212,530
TOTAL SA	257,480	13,023,936
Unibail-Rodamco SE (REIT)(x)	11,293	2,639,579
Valeo SA	26,687	1,777,363
Veolia Environnement SA	54,385	1,018,795
Vinci SA(x)	58,206	4,613,596
Vivendi SA(x)	117,272	2,280,053
Wendel SA	3,285	416,327
Zodiac Aerospace	24,248	606,599

		146,372,684

Germany (8.5%)
adidas AG	21,694	4,126,425
Allianz SE (Registered)	52,077	9,647,255
Axel Springer SE	5,513	304,473
BASF SE	104,664	10,375,034
Bayer AG (Registered)	94,233	10,862,025
Bayerische Motoren Werke AG	37,148	3,388,717
Bayerische Motoren Werke AG (Preference)(q)	6,649	523,617
Beiersdorf AG	11,431	1,082,026
Brenntag AG	17,025	954,427
Commerzbank AG	121,583	1,099,637
Continental AG	12,523	2,745,385
Covestro AG§	8,874	683,123
Daimler AG (Registered)	109,669	8,096,046
Deutsche Bank AG (Registered)(x)*	156,961	2,704,253
Deutsche Boerse AG (Tender)*	15,521	1,422,481
Deutsche Boerse AG (Turquoise Stock Exchange)	6,962	640,064
Deutsche Lufthansa AG (Registered)	25,402	411,903
Deutsche Post AG (Registered)	109,085	3,736,119
Deutsche Telekom AG (Registered)	370,994	6,500,627
Deutsche Wohnen AG	40,716	1,340,647
E.ON SE	243,460	1,935,197
Evonik Industries AG	17,465	569,477
Fraport AG Frankfurt Airport Services Worldwide(x)	5,087	359,960
Fresenius Medical Care AG & Co. KGaA	24,926	2,102,023
Fresenius SE & Co. KGaA	46,025	3,698,663
Fuchs Petrolub SE (Preference)(q)	8,862	432,331
GEA Group AG	21,537	915,351
Hannover Rueck SE	7,105	819,735
HeidelbergCement AG	16,866	1,579,035
Henkel AG & Co. KGaA	11,566	1,285,066
Henkel AG & Co. KGaA (Preference)(q)	20,321	2,603,581
HOCHTIEF AG	2,544	420,525
HUGO BOSS AG	7,634	557,128
Infineon Technologies AG	128,620	2,626,920
Innogy SE*§	16,484	622,250
K+S AG (Registered)(x)	23,110	537,205
LANXESS AG	10,534	706,737
Linde AG	20,858	3,473,430
MAN SE	4,166	429,452
Merck KGaA	15,098	1,720,179
METRO AG	20,489	655,293
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	18,213	3,563,394
OSRAM Licht AG	10,617	665,415
Porsche Automobil Holding SE (Preference)(q)	16,672	909,560
ProSiebenSat.1 Media SE	26,119	1,156,485
RWE AG*	59,110	979,615
SAP SE	111,994	10,989,329

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Schaeffler AG (Preference)(q)	19,232	$338,115
Siemens AG (Registered)	87,174	11,940,844
Symrise AG	13,411	891,889
Telefonica Deutschland Holding AG	80,823	400,932
thyssenkrupp AG	42,814	1,048,675
TUI AG	58,692	813,299
United Internet AG (Registered)	14,667	649,027
Volkswagen AG	3,912	582,804
Volkswagen AG (Preference)(q)	21,264	3,098,694
Vonovia SE	53,126	1,871,969
Zalando SE*§	10,129	409,803

		139,003,671

Hong Kong (3.1%)
AIA Group Ltd.	1,373,200	8,658,148
ASM Pacific Technology Ltd.	32,177	437,639
Bank of East Asia Ltd. (The)	135,421	560,224
Cathay Pacific Airways Ltd.	143,468	208,238
Cheung Kong Infrastructure Holdings Ltd.	77,713	609,984
Cheung Kong Property Holdings Ltd.	305,180	2,055,739
CK Hutchison Holdings Ltd.	311,980	3,837,777
CLP Holdings Ltd.	183,128	1,914,579
First Pacific Co. Ltd.	256,900	186,440
Galaxy Entertainment Group Ltd.	260,600	1,426,820
Hang Lung Group Ltd.	101,700	433,810
Hang Lung Properties Ltd.	260,711	677,651
Hang Seng Bank Ltd.	85,579	1,735,476
Henderson Land Development Co. Ltd.	124,649	772,290
HK Electric Investments & HK Electric Investments Ltd.§	318,500	293,439
HKT Trust & HKT Ltd.	349,611	450,763
Hong Kong & China Gas Co. Ltd.(x)	904,548	1,808,747
Hong Kong Exchanges & Clearing Ltd.	132,302	3,329,894
Hongkong Land Holdings Ltd.	126,500	962,665
Hutchison Port Holdings Trust (OTC Exchange)	106,500	42,067
Hutchison Port Holdings Trust (Singapore Stock Exchange)(x)	480,600	199,449
Hysan Development Co. Ltd.	62,907	285,334
Jardine Matheson Holdings Ltd.	27,800	1,758,072
Jardine Strategic Holdings Ltd.	25,300	1,057,919
Kerry Properties Ltd.(x)	53,224	184,570
Li & Fung Ltd.	662,350	287,219
Link REIT (REIT)	247,919	1,737,012
Melco Crown Entertainment Ltd. (ADR)	20,608	382,072
MTR Corp. Ltd.	173,716	975,707
New World Development Co. Ltd.	604,086	743,108
NWS Holdings Ltd.	192,606	351,432
PCCW Ltd.	491,365	289,577
Power Assets Holdings Ltd.	153,114	1,320,033
Sands China Ltd.	286,696	1,328,065
Shangri-La Asia Ltd.(x)	166,635	242,721
Sino Land Co. Ltd.	356,107	624,098
SJM Holdings Ltd.(x)	269,900	219,490
Sun Hung Kai Properties Ltd.	163,308	2,399,765
Swire Pacific Ltd., Class A	61,812	617,205
Swire Properties Ltd.	119,100	381,598
Techtronic Industries Co. Ltd.	163,400	661,253
WH Group Ltd.§	931,300	802,896
Wharf Holdings Ltd. (The)(x)	160,513	1,377,626
Wheelock & Co. Ltd.	100,774	796,830
Yue Yuen Industrial Holdings Ltd.	83,737	329,173

		49,754,614

Ireland (0.5%)
AerCap Holdings NV*	17,424	800,981
Bank of Ireland (London Stock Exchange)*	911	226
Bank of Ireland (Irish Stock Exchange)*	3,056,241	766,194
CRH plc	94,346	3,328,440
James Hardie Industries plc (CDI)	53,084	834,240
Kerry Group plc (London Stock Exchange), Class A	5	396
Kerry Group plc (Turquoise Stock Exchange), Class A	17,872	1,405,153
Paddy Power Betfair plc	8,803	943,800
Ryanair Holdings plc (ADR)*	2,735	226,950

		8,306,380

Israel (0.5%)
Azrieli Group Ltd.	4,269	226,502
Bank Hapoalim BM	130,005	792,411
Bank Leumi Le-Israel BM*	167,368	739,238
Bezeq The Israeli Telecommunication Corp. Ltd.	252,106	453,060
Check Point Software Technologies Ltd.*	14,561	1,494,832
Elbit Systems Ltd.	2,754	315,199
Frutarom Industries Ltd.	4,488	250,882
Israel Chemicals Ltd.	63,044	268,013
Mizrahi Tefahot Bank Ltd.(x)	14,560	246,947
Nice Ltd.	6,507	437,213
Teva Pharmaceutical Industries Ltd. (ADR)	103,457	3,319,935

		8,544,232

Italy (1.7%)
Assicurazioni Generali SpA	131,508	2,090,362
Atlantia SpA	44,993	1,161,565
Enel SpA	880,164	4,144,565
Eni SpA	288,748	4,728,358
Ferrari NV	13,587	1,010,999
Intesa Sanpaolo SpA	1,424,110	3,867,986
Intesa Sanpaolo SpA (RNC)	121,130	308,064
Leonardo SpA*	38,485	545,632
Luxottica Group SpA	20,097	1,109,493
Mediobanca SpA	63,317	570,769
Poste Italiane SpA§	56,032	373,593
Prysmian SpA	23,180	612,770
Saipem SpA(x)*	639,349	290,215
Snam SpA	268,277	1,160,246
Telecom Italia SpA*	1,238,149	1,113,483
Telecom Italia SpA (RNC)	706,598	515,598
Terna Rete Elettrica Nazionale SpA	178,578	885,858
UniCredit SpA*	211,354	3,258,077
UnipolSai Assicurazioni SpA	139,036	306,733

		28,054,366

Japan (21.3%)
ABC-Mart, Inc.	3,699	216,298
Acom Co. Ltd.*	47,119	188,341
Aeon Co. Ltd.	77,287	1,128,100
AEON Financial Service Co. Ltd.	11,562	217,781
Aeon Mall Co. Ltd.	14,391	226,471
Air Water, Inc.	19,087	351,806
Aisin Seiki Co. Ltd.	22,823	1,121,367
Ajinomoto Co., Inc.	61,407	1,211,538
Alfresa Holdings Corp.	22,336	387,013
Alps Electric Co. Ltd.	22,900	648,967
Amada Holdings Co. Ltd.	39,743	453,726
ANA Holdings, Inc.	127,591	389,432
Aozora Bank Ltd.	141,345	520,538
Asahi Glass Co. Ltd.	108,850	881,907
Asahi Group Holdings Ltd.	43,139	1,630,548

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Asahi Kasei Corp.	147,124	1,427,234

	Number of Shares	Value (Note 1)
Asics Corp.	16,442	$264,064
Astellas Pharma, Inc.	245,371	3,231,060
Bandai Namco Holdings, Inc.	23,681	708,324
Bank of Kyoto Ltd. (The)(x)	28,734	209,317
Benesse Holdings, Inc.	9,126	285,264
Bridgestone Corp.	74,615	3,017,977
Brother Industries Ltd.	24,332	508,146
Calbee, Inc.	8,871	302,393
Canon, Inc.	123,191	3,840,797
Casio Computer Co. Ltd.	28,302	393,782
Central Japan Railway Co.	16,447	2,679,858
Chiba Bank Ltd. (The)	86,241	553,870
Chubu Electric Power Co., Inc.	69,356	928,858
Chugai Pharmaceutical Co. Ltd.	26,873	923,284
Chugoku Bank Ltd. (The)	22,745	330,970
Chugoku Electric Power Co., Inc. (The)	33,338	368,925
Coca-Cola Bottlers Japan, Inc.	13,900	448,226
Concordia Financial Group Ltd.	122,626	567,695
Credit Saison Co. Ltd.	17,184	306,543
CYBERDYNE, Inc.(x)*	12,472	179,020
Dai Nippon Printing Co. Ltd.	63,807	687,761
Daicel Corp.	28,655	345,157
Dai-ichi Life Holdings, Inc.	122,176	2,191,003
Daiichi Sankyo Co. Ltd.	66,791	1,504,042
Daikin Industries Ltd.	26,715	2,683,978
Daito Trust Construction Co. Ltd.	7,750	1,064,729
Daiwa House Industry Co. Ltd.	63,591	1,825,535
Daiwa House REIT Investment Corp. (REIT)	162	421,116
Daiwa Securities Group, Inc.	180,607	1,099,735
DeNA Co. Ltd.	12,303	249,641
Denso Corp.	55,130	2,424,967
Dentsu, Inc.	25,372	1,376,510
Don Quijote Holdings Co. Ltd.	14,200	492,338
East Japan Railway Co.	37,091	3,229,679
Eisai Co. Ltd.	28,298	1,465,101
Electric Power Development Co. Ltd.	17,997	421,110
FamilyMart UNY Holdings Co. Ltd.	9,817	585,510
FANUC Corp.	21,933	4,495,743
Fast Retailing Co. Ltd.	6,046	1,896,401
Fuji Electric Co. Ltd.	71,787	426,221
FUJIFILM Holdings Corp.	49,145	1,919,361
Fujitsu Ltd.	205,954	1,259,625
Fukuoka Financial Group, Inc.	89,378	386,959
Hachijuni Bank Ltd. (The)	37,758	213,328
Hakuhodo DY Holdings, Inc.	25,000	296,416
Hamamatsu Photonics KK	16,800	483,643
Hankyu Hanshin Holdings, Inc.	26,059	847,333
Hikari Tsushin, Inc.	2,640	258,001
Hino Motors Ltd.	33,157	401,172
Hirose Electric Co. Ltd.	3,876	536,157
Hiroshima Bank Ltd. (The)	45,642	193,916
Hisamitsu Pharmaceutical Co., Inc.(x)	7,338	419,201
Hitachi Chemical Co. Ltd.	11,212	310,186
Hitachi Construction Machinery Co. Ltd.	14,187	353,624
Hitachi High-Technologies Corp.	8,882	361,806
Hitachi Ltd.	553,816	2,997,163
Hitachi Metals Ltd.	27,524	386,172
Hokuriku Electric Power Co.(x)	18,562	180,068
Honda Motor Co. Ltd.	185,791	5,592,254
Hoshizaki Corp.	6,043	475,493
Hoya Corp.	44,858	2,158,084
Hulic Co. Ltd.	34,071	320,420
Idemitsu Kosan Co. Ltd.	11,148	387,521
IHI Corp.	167,041	526,645
Iida Group Holdings Co. Ltd.	16,561	254,075
Inpex Corp.	103,129	1,013,875
Isetan Mitsukoshi Holdings Ltd.	40,532	444,895
Isuzu Motors Ltd.	69,872	924,158
ITOCHU Corp.	170,354	2,417,671
J Front Retailing Co. Ltd.	26,828	397,613
Japan Airlines Co. Ltd.	13,965	442,294
Japan Airport Terminal Co. Ltd.	6,000	208,300
Japan Exchange Group, Inc.	55,884	795,618
Japan Post Bank Co. Ltd.	46,960	582,518
Japan Post Holdings Co. Ltd.	53,454	670,756
Japan Prime Realty Investment Corp. (REIT)	103	398,751
Japan Real Estate Investment Corp. (REIT)	142	752,538
Japan Retail Fund Investment Corp. (REIT)	309	606,176
Japan Tobacco, Inc.	124,671	4,051,556
JFE Holdings, Inc.	61,072	1,046,941
JGC Corp.	23,135	402,104
JSR Corp.	24,182	407,703
JTEKT Corp.	27,418	425,813
JXTG Holdings, Inc.	329,572	1,618,404
Kajima Corp.	102,483	668,307
Kakaku.com, Inc.	16,739	227,788
Kamigumi Co. Ltd.	27,959	241,593
Kaneka Corp.	36,710	273,025
Kansai Electric Power Co., Inc. (The)	82,855	1,017,361
Kansai Paint Co. Ltd.	25,616	543,704
Kao Corp.	57,640	3,160,285
Kawasaki Heavy Industries Ltd.	162,445	493,186
KDDI Corp.	209,053	5,486,867
Keihan Holdings Co. Ltd.	63,000	385,368
Keikyu Corp.	53,462	586,819
Keio Corp.	66,354	525,682
Keisei Electric Railway Co. Ltd.	16,137	374,399
Keyence Corp.	10,590	4,240,566
Kikkoman Corp.	17,949	536,068
Kintetsu Group Holdings Co. Ltd.	213,586	769,316
Kirin Holdings Co. Ltd.	93,050	1,755,605
Kobe Steel Ltd.(x)*	34,301	313,032
Koito Manufacturing Co. Ltd.	11,978	622,946
Komatsu Ltd.	104,356	2,719,743
Konami Holdings Corp.	11,093	470,802
Konica Minolta, Inc.	51,864	463,995
Kose Corp.	3,343	302,380
Kubota Corp.	120,985	1,815,916
Kuraray Co. Ltd.	37,552	569,368
Kurita Water Industries Ltd.	11,186	270,582
Kyocera Corp.	36,195	2,016,360
Kyowa Hakko Kirin Co. Ltd.	30,397	481,088
Kyushu Electric Power Co., Inc.	48,553	517,236
Kyushu Financial Group, Inc.	27,331	167,182
Lawson, Inc.	6,917	469,086
LINE Corp.(x)*	5,106	196,067
Lion Corp.	28,009	503,674
LIXIL Group Corp.	31,171	790,964
M3, Inc.	22,728	564,066
Mabuchi Motor Co. Ltd.	4,922	277,202
Makita Corp.	26,486	927,831
Marubeni Corp.	192,271	1,183,884
Marui Group Co. Ltd.	23,814	323,638
Maruichi Steel Tube Ltd.	6,838	194,397
Mazda Motor Corp.	62,820	904,522
McDonald’s Holdings Co. Japan Ltd.	7,260	211,937
Mebuki Financial Group, Inc.	89,570	358,023
Medipal Holdings Corp.	21,878	343,115
MEIJI Holdings Co. Ltd.	12,287	1,023,089
MINEBEA MITSUMI, Inc.	43,681	582,649

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Miraca Holdings, Inc.	7,100	$326,525
MISUMI Group, Inc.	32,000	578,317
Mitsubishi Chemical Holdings Corp.	157,493	1,218,580
Mitsubishi Corp.	169,808	3,669,030
Mitsubishi Electric Corp.	222,523	3,192,035
Mitsubishi Estate Co. Ltd.	143,809	2,622,225
Mitsubishi Gas Chemical Co., Inc.	19,415	403,193
Mitsubishi Heavy Industries Ltd.	357,935	1,435,855
Mitsubishi Logistics Corp.	12,120	167,000
Mitsubishi Materials Corp.	10,963	331,854
Mitsubishi Motors Corp.	81,743	491,207
Mitsubishi Tanabe Pharma Corp.	23,013	479,153
Mitsubishi UFJ Financial Group, Inc.	1,453,105	9,132,647
Mitsubishi UFJ Lease & Finance Co. Ltd.	50,460	251,552
Mitsui & Co. Ltd.	195,436	2,830,689
Mitsui Chemicals, Inc.	101,723	502,539
Mitsui Fudosan Co. Ltd.	100,670	2,146,686
Mitsui OSK Lines Ltd.	113,334	356,300
Mixi, Inc.	5,590	269,131
Mizuho Financial Group, Inc.	2,715,148	4,975,211
MS&AD Insurance Group Holdings, Inc.	56,991	1,812,163
Murata Manufacturing Co. Ltd.	21,933	3,119,636
Nabtesco Corp.	13,474	357,031
Nagoya Railroad Co. Ltd.	111,683	502,589
NEC Corp.	283,618	682,742
Nexon Co. Ltd.	21,144	335,972
NGK Insulators Ltd.	31,583	714,894
NGK Spark Plug Co. Ltd.	18,591	424,823
NH Foods Ltd.	19,159	514,383
Nidec Corp.	26,849	2,555,153
Nikon Corp.	40,126	581,724
Nintendo Co. Ltd.	12,931	3,000,740
Nippon Building Fund, Inc. (REIT)	169	924,468
Nippon Electric Glass Co. Ltd.	51,163	309,285
Nippon Express Co. Ltd.	95,461	490,467
Nippon Paint Holdings Co. Ltd.	19,350	673,504
Nippon Prologis REIT, Inc. (REIT)	180	390,137
Nippon Steel & Sumitomo Metal Corp.	92,574	2,132,869
Nippon Telegraph & Telephone Corp.	79,608	3,397,981
Nippon Yusen KK	180,846	381,737
Nissan Chemical Industries Ltd.	14,438	420,184
Nissan Motor Co. Ltd.	270,582	2,609,088
Nisshin Seifun Group, Inc.	23,487	350,417
Nissin Foods Holdings Co. Ltd.	6,901	382,459
Nitori Holdings Co. Ltd.	9,448	1,194,048
Nitto Denko Corp.	18,345	1,417,441
NOK Corp.	12,742	295,745
Nomura Holdings, Inc.*	412,786	2,565,406
Nomura Real Estate Holdings, Inc.	16,478	262,570
Nomura Real Estate Master Fund, Inc. (REIT)	421	653,452
Nomura Research Institute Ltd.	15,533	572,041
NSK Ltd.	47,271	675,967
NTT Data Corp.	14,608	692,807
NTT DOCOMO, Inc.	156,767	3,650,574
Obayashi Corp.	77,066	720,612
Obic Co. Ltd.	7,910	376,565
Odakyu Electric Railway Co. Ltd.	31,044	603,982
Oji Holdings Corp.	102,744	480,819
Olympus Corp.	32,151	1,236,022
Omron Corp.	20,423	896,132
Ono Pharmaceutical Co. Ltd.	48,631	1,006,648
Oracle Corp. Japan	4,069	232,452
Oriental Land Co. Ltd.	24,450	1,401,818
ORIX Corp.	151,072	2,235,616
Osaka Gas Co. Ltd.	217,907	827,941
Otsuka Corp.	6,620	359,156
Otsuka Holdings Co. Ltd.	43,808	1,976,141
Panasonic Corp.	251,789	2,845,150
Park24 Co. Ltd.	13,100	342,885
Pola Orbis Holdings, Inc.	10,324	249,174
Rakuten, Inc.	110,444	1,106,126
Recruit Holdings Co. Ltd.	42,724	2,179,757
Resona Holdings, Inc.	243,314	1,306,723
Ricoh Co. Ltd.	71,246	586,197
Rinnai Corp.	3,905	310,773
Rohm Co. Ltd.	9,986	663,760
Ryohin Keikaku Co. Ltd.	2,821	618,020
Sankyo Co. Ltd.	5,202	173,821
Santen Pharmaceutical Co. Ltd.	43,300	626,961
SBI Holdings, Inc.	22,750	317,147
Secom Co. Ltd.	23,887	1,709,831
Sega Sammy Holdings, Inc.	23,825	319,293
Seibu Holdings, Inc.	21,573	355,965
Seiko Epson Corp.	32,972	694,210
Sekisui Chemical Co. Ltd.	47,083	791,272
Sekisui House Ltd.	65,647	1,079,670
Seven & i Holdings Co. Ltd.	86,966	3,407,399
Seven Bank Ltd.	70,285	229,801
Sharp Corp.(x)*	177,221	748,171
Shimadzu Corp.	27,988	444,721
Shimamura Co. Ltd.	2,778	367,056
Shimano, Inc.	8,366	1,221,122
Shimizu Corp.	66,756	598,424
Shin-Etsu Chemical Co. Ltd.	44,348	3,841,661
Shinsei Bank Ltd.	188,935	347,900
Shionogi & Co. Ltd.	33,324	1,720,528
Shiseido Co. Ltd.	41,685	1,097,072
Shizuoka Bank Ltd. (The)	63,878	519,837
Showa Shell Sekiyu KK	23,325	236,120
SMC Corp.	6,414	1,896,604
SoftBank Group Corp.	94,116	6,646,367
Sohgo Security Services Co. Ltd.	8,500	317,233
Sompo Holdings, Inc.	39,578	1,450,091
Sony Corp.	142,958	4,835,892
Sony Financial Holdings, Inc.	22,338	358,957
Stanley Electric Co. Ltd.	18,516	528,054
Start Today Co. Ltd.	20,360	450,433
Subaru Corp.	70,622	2,590,044
Sumitomo Chemical Co. Ltd.	168,140	939,397
Sumitomo Corp.	134,598	1,810,478
Sumitomo Dainippon Pharma Co. Ltd.	20,512	338,642
Sumitomo Electric Industries Ltd.	82,722	1,371,641
Sumitomo Heavy Industries Ltd.	60,182	419,485
Sumitomo Metal Mining Co. Ltd.	58,517	832,315
Sumitomo Mitsui Financial Group, Inc.	153,125	5,563,555
Sumitomo Mitsui Trust Holdings, Inc.	37,461	1,298,836
Sumitomo Realty & Development Co. Ltd.	42,461	1,100,714
Sumitomo Rubber Industries Ltd.	21,764	370,846
Sundrug Co. Ltd.	8,540	286,508
Suntory Beverage & Food Ltd.	16,403	691,009
Suruga Bank Ltd.	21,722	457,346
Suzuken Co. Ltd.	9,492	311,199
Suzuki Motor Corp.	39,700	1,648,194
Sysmex Corp.	17,007	1,031,144
T&D Holdings, Inc.	63,825	926,446
Taiheiyo Cement Corp.	117,778	393,545
Taisei Corp.	122,818	894,686

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Taisho Pharmaceutical Holdings Co. Ltd.	4,227	$343,233
Taiyo Nippon Sanso Corp.	15,099	176,582
Takashimaya Co. Ltd.	36,614	320,327
Takeda Pharmaceutical Co. Ltd.	79,717	3,744,186
TDK Corp.	14,332	907,577
Teijin Ltd.	21,186	399,438
Terumo Corp.	37,902	1,315,829
THK Co. Ltd.	11,392	286,821
Tobu Railway Co. Ltd.	113,953	577,288
Toho Co. Ltd.	13,054	346,020
Toho Gas Co. Ltd.	44,378	313,711
Tohoku Electric Power Co., Inc.	48,341	654,794
Tokio Marine Holdings, Inc.	78,679	3,318,751
Tokyo Electric Power Co. Holdings, Inc.*	168,536	660,035
Tokyo Electron Ltd.	17,474	1,907,810
Tokyo Gas Co. Ltd.	213,341	970,795
Tokyo Tatemono Co. Ltd.	22,790	300,509
Tokyu Corp.	126,116	892,656
Tokyu Fudosan Holdings Corp.	56,330	305,608
Toppan Printing Co. Ltd.	60,170	613,428
Toray Industries, Inc.	161,225	1,429,346
Toshiba Corp.(x)*	434,879	942,960
TOTO Ltd.	16,242	613,470
Toyo Seikan Group Holdings Ltd.	18,996	308,495
Toyo Suisan Kaisha Ltd.	11,085	412,713
Toyoda Gosei Co. Ltd.	6,758	171,849
Toyota Industries Corp.	18,777	932,694
Toyota Motor Corp.	302,287	16,405,444
Toyota Tsusho Corp.	25,086	759,362
Trend Micro, Inc.	14,018	623,274
Tsuruha Holdings, Inc.	4,158	384,689
Unicharm Corp.	47,403	1,135,790
United Urban Investment Corp. (REIT)	339	520,695
USS Co. Ltd.	21,850	364,265
West Japan Railway Co.	17,935	1,166,508
Yahoo Japan Corp.(x)	145,018	669,534
Yakult Honsha Co. Ltd.	10,610	588,968
Yamada Denki Co. Ltd.(x)	70,953	353,713
Yamaguchi Financial Group, Inc.	21,746	235,762
Yamaha Corp.	19,638	540,649
Yamaha Motor Co. Ltd.	30,859	743,133
Yamato Holdings Co. Ltd.	38,235	801,070
Yamazaki Baking Co. Ltd.	15,116	310,928
Yaskawa Electric Corp.	31,323	628,542
Yokogawa Electric Corp.	25,297	398,099
Yokohama Rubber Co. Ltd. (The)	12,791	250,351

		347,574,776

Jersey (0.1%)
Randgold Resources Ltd.	10,015	873,954

Jordan (0.0%)
Hikma Pharmaceuticals plc	16,532	410,323

Luxembourg (0.3%)
ArcelorMittal*	202,956	1,707,425
Eurofins Scientific SE	1,272	553,440
Millicom International Cellular SA (SDR)	7,959	443,842
RTL Group SA	4,861	391,522
SES SA (FDR)	41,060	955,120
Tenaris SA	56,226	963,909

		5,015,258

Macau (0.0%)
MGM China Holdings Ltd.	80,600	168,014
Wynn Macau Ltd.(SSE-SEHK Exchange)*	3,500	7,125
Wynn Macau Ltd. (Hong Kong Stock Exchange)	160,900	327,535

		502,674

Mexico (0.0%)
Fresnillo plc	26,397	514,613

Netherlands (3.9%)
ABN AMRO Group NV (CVA)§	32,921	798,983
Aegon NV	208,822	1,062,842
Akzo Nobel NV	28,690	2,379,043
Altice NV, Class A(x)*	43,227	977,859
Altice NV, Class B*	12,288	277,908
ASML Holding NV	42,271	5,609,781
Boskalis Westminster	10,036	346,085
EXOR NV	13,256	685,580
Gemalto NV	9,519	531,912
Heineken Holding NV	11,992	953,979
Heineken NV	27,017	2,299,974
ING Groep NV	438,964	6,635,624
Koninklijke Ahold Delhaize NV*	147,655	3,159,818
Koninklijke DSM NV	20,092	1,359,139
Koninklijke KPN NV	371,521	1,118,864
Koninklijke Philips NV	106,913	3,436,471
Koninklijke Vopak NV	7,968	347,448
NN Group NV	35,075	1,140,688
NXP Semiconductors NV*	34,023	3,521,380
Randstad Holding NV	14,197	819,364
Royal Dutch Shell plc, Class A	500,679	13,148,223
Royal Dutch Shell plc, Class B	426,808	11,681,564
Wolters Kluwer NV	35,933	1,493,658

		63,786,187

New Zealand (0.1%)
Auckland International Airport Ltd.	107,595	509,867
Contact Energy Ltd.	84,625	300,170
Fletcher Building Ltd.	85,082	496,225
Mercury NZ Ltd.	49,309	108,882
Meridian Energy Ltd.	115,892	227,473
Ryman Healthcare Ltd.	35,089	206,864
Spark New Zealand Ltd.	226,770	556,380

		2,405,861

Norway (0.6%)
DNB ASA	109,238	1,731,533
Gjensidige Forsikring ASA	22,104	336,727
Marine Harvest ASA*	46,208	704,459
Norsk Hydro ASA	157,098	912,267
Orkla ASA	96,335	862,799
Schibsted ASA, Class A	9,715	250,054
Schibsted ASA, Class B	8,545	195,557
Statoil ASA	126,804	2,166,517
Telenor ASA	83,372	1,387,559
Yara International ASA	19,766	761,063

		9,308,535

Portugal (0.1%)
Banco Espirito Santo SA (Registered)*†	106,365	—
EDP - Energias de Portugal SA	275,853	934,339
Galp Energia SGPS SA	55,470	841,770
Jeronimo Martins SGPS SA	26,734	478,277

		2,254,386

Singapore (1.2%)
Ascendas REIT (REIT)	269,022	484,638
CapitaLand Commercial Trust (REIT)	228,800	252,705
CapitaLand Ltd.	303,207	786,819
CapitaLand Mall Trust (REIT)	291,382	410,353
City Developments Ltd.	45,369	330,817
ComfortDelGro Corp. Ltd.	251,050	459,440
DBS Group Holdings Ltd.	209,870	2,910,589

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Genting Singapore plc	700,772	$510,982
Global Logistic Properties Ltd.	311,100	618,264
Golden Agri-Resources Ltd.	581,795	160,125
Jardine Cycle & Carriage Ltd.	10,860	340,508
Keppel Corp. Ltd.	152,325	755,717
Oversea-Chinese Banking Corp. Ltd.	352,625	2,450,238
SATS Ltd.	77,400	270,016
Sembcorp Industries Ltd.	105,209	239,171
Singapore Airlines Ltd.	62,148	447,389
Singapore Exchange Ltd.	94,562	520,519
Singapore Press Holdings Ltd.	173,697	440,808
Singapore Technologies Engineering Ltd.	189,379	504,975
Singapore Telecommunications Ltd.	915,145	2,564,513
StarHub Ltd.	75,552	155,549
Suntec REIT (REIT)(x)	231,800	296,616
United Overseas Bank Ltd.	144,321	2,281,115
UOL Group Ltd.	62,249	310,166
Wilmar International Ltd.	220,474	556,366

		19,058,398

South Africa (0.1%)
Investec plc	73,609	501,702
Mediclinic International plc	43,551	388,503
Mondi plc	39,766	960,086

		1,850,291

Spain (3.0%)
Abertis Infraestructuras SA	76,575	1,233,522
ACS Actividades de Construccion y Servicios SA	21,641	736,348
Aena SA§	7,740	1,224,518
Amadeus IT Group SA	49,954	2,534,517
Banco Bilbao Vizcaya Argentaria SA	749,242	5,810,848
Banco de Sabadell SA	630,724	1,155,967
Banco Popular Espanol SA(x)*	396,689	385,101
Banco Santander SA	1,663,149	10,193,051
Bankia SA	574,664	653,513
Bankinter SA	84,465	709,234
CaixaBank SA	392,503	1,687,032
Distribuidora Internacional de Alimentacion SA	72,540	419,508
Enagas SA	21,281	552,808
Endesa SA	36,267	852,333
Ferrovial SA	53,483	1,070,364
Gas Natural SDG SA	41,191	902,580
Grifols SA	32,891	806,676
Iberdrola SA	628,803	4,497,761
Industria de Diseno Textil SA	123,723	4,360,873
Mapfre SA	123,624	424,001
Red Electrica Corp. SA	45,303	869,926
Repsol SA	132,132	2,040,373
Telefonica SA	526,528	5,889,425
Zardoya Otis SA	22,122	204,374

		49,214,653

Sweden (2.6%)
Alfa Laval AB	34,740	655,592
Assa Abloy AB, Class B	113,688	2,338,301
Atlas Copco AB, Class A	76,498	2,700,286
Atlas Copco AB, Class B	43,785	1,391,637
Boliden AB	32,079	955,856
Electrolux AB(x)	28,593	794,866
Getinge AB, Class B(x)	23,045	404,287
Hennes & Mauritz AB, Class B	109,285	2,792,907
Hexagon AB, Class B	30,445	1,223,148
Husqvarna AB, Class B	40,176	352,635
ICA Gruppen AB(x)	9,840	335,810
Industrivarden AB, Class C	19,055	412,758
Investor AB, Class B	51,563	2,170,553
Kinnevik AB, Class B*	27,945	745,354
L E Lundbergforetagen AB, Class B	4,451	301,762
Lundin Petroleum AB*	22,655	459,641
Nordea Bank AB	342,586	3,911,161
Sandvik AB	118,863	1,776,183
Securitas AB, Class B	37,286	582,551
Skandinaviska Enskilda Banken AB, Class A(x)	175,682	1,954,713
Skanska AB, Class B	40,421	951,809
SKF AB, Class B(x)	43,480	860,318
Svenska Cellulosa AB SCA, Class B	68,509	2,209,561
Svenska Handelsbanken AB, Class A(x)	171,759	2,355,764
Swedbank AB, Class A(x)	103,302	2,393,297
Swedish Match AB	22,645	736,667
Tele2 AB, Class B	41,831	399,373
Telefonaktiebolaget LM Ericsson, Class B(x)	345,494	2,305,697
Telia Co. AB	282,752	1,186,147
Volvo AB, Class B(x)	173,997	2,568,988

		42,227,622

Switzerland (8.5%)
ABB Ltd. (Registered)*	213,782	5,000,661
Actelion Ltd.*	7,748	2,182,884
Actelion Ltd. (Registered)*	3,310	934,196
Adecco Group AG (Registered)	18,541	1,317,019
Aryzta AG*	10,158	326,042
Baloise Holding AG (Registered)	5,875	807,655
Barry Callebaut AG (Registered)*	278	363,303
Chocoladefabriken Lindt & Spruengli AG	123	697,489
Chocoladefabriken Lindt & Sprungli AG (Registered)	11	730,570
Cie Financiere Richemont SA (Registered)	58,992	4,664,470
Coca-Cola HBC AG*	19,656	507,563
Credit Suisse Group AG (Registered)*	230,374	3,426,918
Dufry AG (Registered)*	5,500	837,917
EMS-Chemie Holding AG (Registered)	948	552,247
Galenica AG (Registered)	454	478,634
Geberit AG (Registered)	4,218	1,818,332
Givaudan SA (Registered)	1,042	1,876,672
Glencore plc*	1,394,258	5,470,310
Julius Baer Group Ltd.*	26,276	1,311,636
Kuehne + Nagel International AG (Registered)	6,442	910,041
LafargeHolcim Ltd. (Registered)*	52,248	3,087,986
Lonza Group AG (Registered)*	5,903	1,116,187
Nestle SA (Registered)	354,639	27,209,112
Novartis AG (Registered)	254,462	18,888,084
Pargesa Holding SA	4,016	283,864
Partners Group Holding AG	2,036	1,094,580
Roche Holding AG	80,060	20,445,613
Schindler Holding AG	4,716	912,455
Schindler Holding AG (Registered)	2,420	458,801
SGS SA (Registered)	603	1,286,488
Sika AG	242	1,452,024
Sonova Holding AG (Registered)	5,818	806,789
STMicroelectronics NV	72,468	1,107,836
Swatch Group AG (The)	3,397	1,216,497
Swatch Group AG (The) (Registered)	5,639	392,954
Swiss Life Holding AG (Registered)*	3,493	1,127,078
Swiss Prime Site AG (Registered)*	8,016	705,446
Swiss Re AG	37,345	3,353,649
Swisscom AG (Registered)(x)	2,862	1,320,352

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Syngenta AG (Registered)	10,518	$4,642,348
UBS Group AG (Registered)	416,818	6,670,586
Wolseley plc	28,589	1,798,122
Zurich Insurance Group AG*	17,135	4,574,351

		138,165,761

United Kingdom (14.4%)
3i Group plc	113,892	1,069,501
Aberdeen Asset Management plc	103,474	343,164
Admiral Group plc	25,217	628,412
Anglo American plc*	162,006	2,475,308
Ashtead Group plc	55,368	1,146,695
Associated British Foods plc	39,106	1,276,833
AstraZeneca plc	144,122	8,870,523
Auto Trader Group plc§	117,745	578,732
Aviva plc	463,747	3,091,072
Babcock International Group plc	24,321	268,761
BAE Systems plc	362,999	2,922,099
Barclays plc	1,927,187	5,435,203
Barratt Developments plc	108,603	743,615
Berkeley Group Holdings plc	13,595	546,254
BP plc	2,145,118	12,297,198
British American Tobacco plc	212,447	14,107,267
British Land Co. plc (The) (REIT)	106,473	813,740
BT Group plc	959,957	3,827,087
Bunzl plc	39,837	1,157,953
Burberry Group plc	49,065	1,059,804
Capita plc	81,181	574,162
Centrica plc	609,602	1,657,382
CNH Industrial NV	119,180	1,149,357
Cobham plc	198,349	330,520
Coca-Cola European Partners plc	23,565	881,127
Compass Group plc	189,397	3,573,670
Croda International plc	15,375	686,545
DCC plc	10,479	922,322
Diageo plc	286,866	8,207,228
Direct Line Insurance Group plc	161,484	702,871
Dixons Carphone plc	113,832	452,961
easyJet plc	12,890	165,698
Experian plc	107,995	2,202,797
Fiat Chrysler Automobiles NV*	107,530	1,175,808
G4S plc	175,809	670,285
GKN plc	199,597	908,523
GlaxoSmithKline plc	555,542	11,550,760
Hammerson plc (REIT)	92,839	664,176
Hargreaves Lansdown plc	28,218	459,960
HSBC Holdings plc	2,263,568	18,459,682
IMI plc	31,325	468,218
Imperial Brands plc	109,248	5,293,027
Inmarsat plc	53,516	570,262
InterContinental Hotels Group plc	20,022	980,344
International Consolidated Airlines Group SA	99,633	658,989
Intertek Group plc	17,282	851,814
Intu Properties plc (REIT)	119,048	416,441
ITV plc	420,965	1,154,538
J Sainsbury plc	167,106	553,357
Johnson Matthey plc	23,197	895,156
Kingfisher plc	260,906	1,065,985
Land Securities Group plc (REIT)	86,321	1,145,325
Legal & General Group plc	681,517	2,111,627
Lloyds Banking Group plc	7,319,911	6,082,284
London Stock Exchange Group plc	36,867	1,464,706
Marks & Spencer Group plc	192,224	811,622
Meggitt plc	91,851	512,452
Merlin Entertainments plc§	82,512	495,807
National Grid plc	427,940	5,434,043
Next plc	15,818	856,154
Old Mutual plc	546,057	1,372,415
Pearson plc	97,444	833,248
Persimmon plc*	36,151	948,448
Petrofac Ltd.	32,987	379,817
Provident Financial plc	17,722	665,451
Prudential plc	293,892	6,208,143
Reckitt Benckiser Group plc	71,988	6,571,518
RELX NV	113,882	2,109,055
RELX plc	124,753	2,444,579
Rio Tinto Ltd.	48,080	2,220,884
Rio Tinto plc	140,980	5,669,063
Rolls-Royce Holdings plc*	206,271	1,948,614
Royal Bank of Scotland Group plc*	410,667	1,245,664
Royal Mail plc	107,388	571,822
RSA Insurance Group plc	110,895	814,885
Sage Group plc (The)	116,008	916,409
Schroders plc	15,998	607,330
Segro plc (REIT)	115,790	661,824
Severn Trent plc	28,042	836,888
Sky plc	114,758	1,403,296
Smith & Nephew plc	97,825	1,490,390
Smiths Group plc	45,959	932,253
SSE plc	117,017	2,163,972
St James’s Place plc	60,413	803,843
Standard Chartered plc*	376,941	3,603,415
Standard Life plc	231,681	1,029,599
Tate & Lyle plc	54,444	521,488
Taylor Wimpey plc	381,326	922,561
Tesco plc*	928,940	2,160,141
Travis Perkins plc	29,652	562,466
Unilever NV (CVA)	185,629	9,222,211
Unilever plc	146,255	7,218,854
United Utilities Group plc	80,714	1,004,693
Vodafone Group plc	3,032,311	7,906,099
Weir Group plc (The)	25,764	618,802
Whitbread plc	21,778	1,079,966
William Hill plc	99,632	363,003
Wm Morrison Supermarkets plc(x)	234,555	705,298
Worldpay Group plc§	208,015	769,877
WPP plc	144,143	3,164,055

		234,549,545

United States (0.6%)
Carnival plc	22,319	1,280,168
Mobileye NV*	20,872	1,281,541
QIAGEN NV*	25,318	734,921
Shire plc	102,691	5,996,915
Taro Pharmaceutical Industries Ltd.(x)*	1,864	217,380

		9,510,925

Total Common Stocks (90.9%) (Cost $1,348,509,352)		1,481,926,119

	Number of Rights	Value (Note 1)
RIGHTS:
Germany (0.0%)
Deutsche Bank AG, expiring 4/6/17* (Cost $—)	156,961	375,079

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	5,605,794	5,607,476

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.7%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $200,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $204,000.(xx)	$200,000	$200,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $1,800,132, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $1,836,000.(xx)	1,800,000	1,800,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $1,000,091, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $1,020,002.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $926,129, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $944,579.(xx)	926,056	926,056
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $4,200,455, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $4,611,544.(xx)	4,200,000	4,200,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $997,358, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $1,017,237. (xx)	997,291	997,291
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $1,400,126, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,428,862.(xx)	1,400,000	1,400,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $1,100,076, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,122,678.(xx)	1,100,000	1,100,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $2,000,327, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $2,040,277.(xx)	2,000,000	2,000,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $1,000,108, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $1,020,165.(xx)	1,000,000	1,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $6,000,490, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $6,120,500.(xx)	6,000,000	6,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $1,750,124, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $1,785,127.(xx)	1,750,000	1,750,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $200,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $204,000.(xx)	200,000	200,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $500,032, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $510,000.(xx)	500,000	500,000

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $4,000,630, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $4,080,000.(xx)	$4,000,000	$4,000,000

Total Repurchase Agreements		27,073,347

Total Short-Term Investments (2.0%) (Cost $32,680,816)		32,680,823

Total Investments (92.9%) (Cost $1,381,190,168)		1,514,982,021
Other Assets Less Liabilities (7.1%)		115,255,288

Net Assets (100%)		$1,630,237,309

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $7,701,248 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $31,105,254. This was secured by cash collateral of $27,073,347 which was subsequently invested in joint repurchase agreements with a total value of $27,073,347, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $5,853,334 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 4/15/17-5/15/46.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$180,056,540	11.0%
Consumer Staples	168,942,097	10.4
Energy	73,824,740	4.5
Financials	314,416,359	19.3
Health Care	158,478,515	9.7
Industrials	212,377,857	13.0
Information Technology	84,802,285	5.2
Investment Company	5,607,476	0.3
Materials	117,426,925	7.2
Real Estate	54,932,503	3.4
Repurchase Agreements	27,073,347	1.7
Telecommunication Services	66,722,264	4.1
Utilities	50,321,113	3.1
Cash and Other	115,255,288	7.1

		100.0%

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
AXA SA	$5,739,888	$—	$162,041	$5,718,660	$—	$380

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
E-Mini MSCI EAFE Index	36	June-17	$3,121,054	$3,207,600	$86,546
EURO Stoxx 50 Index	1,533	June-17	54,858,927	56,028,954	1,170,027
FTSE 100 Index	385	June-17	35,051,293	35,094,574	43,281
SPI 200 Index	127	June-17	13,932,709	14,185,493	252,784
TOPIX Index	254	June-17	35,166,888	34,507,770	(659,118)

					$893,520

At March 31, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/16/17	Credit Suisse	1,756	$1,339,927	$1,326,145	$13,782
British Pound vs. U.S. Dollar, expiring 6/16/17	Credit Suisse	2,814	3,531,703	3,421,671	110,032
European Union Euro vs. U.S. Dollar, expiring 6/16/17	Credit Suisse	5,254	5,624,532	5,611,940	12,592
Japanese Yen vs. U.S. Dollar, expiring 6/16/17	Credit Suisse	376,227	3,389,151	3,286,101	103,050

					$239,456

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$382,072	$179,674,468	$—		$180,056,540
Consumer Staples	—	168,942,097	—		168,942,097
Energy	—	73,824,740	—		73,824,740
Financials	—	314,041,280	—	(a)	314,041,280
Health Care	3,537,315	154,941,200	—		158,478,515
Industrials	3,885,991	208,491,866	—		212,377,857
Information Technology	6,297,754	78,504,531	—		84,802,285
Materials	—	117,426,925	—		117,426,925
Real Estate	962,665	53,969,838	—		54,932,503
Telecommunication Services	—	66,722,264	—		66,722,264
Utilities	—	50,321,113	—		50,321,113
Forward Currency Contracts	—	239,456	—		239,456
Futures	1,552,638	—	—		1,552,638
Rights
Financials	—	375,079	—		375,079
Short-Term Investments
Investment Companies	5,607,476	—	—		5,607,476
Repurchase Agreements	—	27,073,347	—		27,073,347

Total Assets	$22,225,911	$1,494,548,204	$—		$1,516,774,115

Liabilities:
Futures	$(659,118)	$—	$—		$(659,118)

Total Liabilities	$(659,118)	$—	$—		$(659,118)

Total	$21,566,793	$1,494,548,204	$—		$1,516,114,997

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$320,203,969
Aggregate gross unrealized depreciation	(195,508,434)

Net unrealized appreciation	$124,695,535

Federal income tax cost of investments	$1,390,286,486

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.1%)
Auto Components (0.2%)
BorgWarner, Inc.	32,286	$1,349,232
Delphi Automotive plc	42,542	3,424,206
Goodyear Tire & Rubber Co. (The)	40,333	1,451,988

		6,225,426

Automobiles (0.5%)
Ford Motor Co.	618,973	7,204,846
General Motors Co.	216,180	7,644,124
Harley-Davidson, Inc.	28,551	1,727,336

		16,576,306

Distributors (0.1%)
Genuine Parts Co.	23,712	2,191,226
LKQ Corp.*	47,987	1,404,579

		3,595,805

Diversified Consumer Services (0.0%)
H&R Block, Inc.	34,117	793,220

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	66,059	3,891,536
Chipotle Mexican Grill, Inc.*	4,603	2,050,729
Darden Restaurants, Inc.	19,833	1,659,427
Marriott International, Inc., Class A	49,943	4,703,632
McDonald’s Corp.	130,157	16,869,648
Royal Caribbean Cruises Ltd.	26,571	2,606,881
Starbucks Corp.	231,607	13,523,533
Wyndham Worldwide Corp.	16,574	1,397,022
Wynn Resorts Ltd.	12,734	1,459,444
Yum Brands, Inc.	53,009	3,387,275

		51,549,127

Household Durables (0.4%)
DR Horton, Inc.	54,617	1,819,292
Garmin Ltd.(x)	18,787	960,204
Leggett & Platt, Inc.	21,050	1,059,236
Lennar Corp., Class A	32,233	1,650,007
Mohawk Industries, Inc.*	9,949	2,283,196
Newell Brands, Inc.	76,172	3,593,033
PulteGroup, Inc.	44,536	1,048,823
Whirlpool Corp.	11,910	2,040,540

		14,454,331

Internet & Direct Marketing Retail (2.3%)
Amazon.com, Inc.*	62,963	55,819,218
Expedia, Inc.	19,468	2,456,278
Netflix, Inc.*	68,362	10,104,587
Priceline Group, Inc. (The)*	7,829	13,935,385
TripAdvisor, Inc.*	17,282	745,891

		83,061,359

Leisure Products (0.1%)
Hasbro, Inc.	17,596	1,756,432
Mattel, Inc.	54,691	1,400,637

		3,157,069

Media (2.9%)
CBS Corp. (Non-Voting), Class B	58,782	4,077,120
Charter Communications, Inc., Class A*	34,207	11,196,635
Comcast Corp., Class A	751,908	28,264,221
Discovery Communications, Inc., Class A(x)*	21,879	636,460
Discovery Communications, Inc., Class C*	36,435	1,031,475
DISH Network Corp., Class A*	36,487	2,316,560
Interpublic Group of Cos., Inc. (The)	63,743	1,566,166
News Corp., Class A	59,379	771,927
News Corp., Class B	21,082	284,607
Omnicom Group, Inc.	37,050	3,194,081
Scripps Networks Interactive, Inc., Class A	15,600	1,222,572
TEGNA, Inc.	32,819	840,823
Time Warner, Inc.	122,992	12,017,548
Twenty-First Century Fox, Inc., Class A	169,271	5,482,688
Twenty-First Century Fox, Inc., Class B	75,803	2,409,019
Viacom, Inc., Class B	55,929	2,607,410
Walt Disney Co. (The)	231,098	26,204,202

		104,123,514

Multiline Retail (0.4%)
Dollar General Corp.	40,564	2,828,528
Dollar Tree, Inc.*	37,807	2,966,337
Kohl’s Corp.	28,352	1,128,693
Macy’s, Inc.	49,420	1,464,809
Nordstrom, Inc.(x)	17,995	838,027
Target Corp.	87,928	4,852,746

		14,079,140

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	11,894	1,763,404
AutoNation, Inc.*	11,091	469,038
AutoZone, Inc.*	4,569	3,303,615
Bed Bath & Beyond, Inc.	23,624	932,203
Best Buy Co., Inc.	42,778	2,102,539
CarMax, Inc.*	29,559	1,750,484
Foot Locker, Inc.	21,404	1,601,233
Gap, Inc. (The)	35,000	850,150
Home Depot, Inc. (The)	193,584	28,423,940
L Brands, Inc.	38,562	1,816,270
Lowe’s Cos., Inc.	137,540	11,307,164
O’Reilly Automotive, Inc.*	14,544	3,924,553
Ross Stores, Inc.	62,321	4,105,084
Signet Jewelers Ltd.	11,374	787,877
Staples, Inc.	106,101	930,506
Tiffany & Co.	16,850	1,605,805
TJX Cos., Inc. (The)	103,235	8,163,824
Tractor Supply Co.	20,866	1,439,128
Ulta Beauty, Inc.*	9,480	2,703,980

		77,980,797

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	44,510	1,839,598
Hanesbrands, Inc.(x)	60,572	1,257,475
Michael Kors Holdings Ltd.*	26,647	1,015,517
NIKE, Inc., Class B	210,367	11,723,753
PVH Corp.	12,372	1,280,131
Ralph Lauren Corp.	8,785	717,032
Under Armour, Inc., Class A(x)*	30,464	602,578
Under Armour, Inc., Class C(x)*	29,651	542,613
VF Corp.	52,058	2,861,628

		21,840,325

Total Consumer Discretionary		397,436,419

Consumer Staples (8.4%)
Beverages (1.8%)
Brown-Forman Corp., Class B	27,684	1,278,447
Coca-Cola Co. (The)	614,099	26,062,362
Constellation Brands, Inc., Class A	27,488	4,454,980
Dr Pepper Snapple Group, Inc.	29,303	2,869,350
Molson Coors Brewing Co., Class B	29,258	2,800,283
Monster Beverage Corp.*	63,752	2,943,430
PepsiCo, Inc.	226,968	25,388,640

		65,797,492

Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	69,774	11,700,402
CVS Health Corp.	162,765	12,777,053
Kroger Co. (The)	146,126	4,309,256

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	78,968	$4,100,019
Walgreens Boots Alliance, Inc.	135,463	11,250,202
Wal-Mart Stores, Inc.	239,074	17,232,453
Whole Foods Market, Inc.	51,588	1,533,195

		62,902,580

Food Products (1.4%)
Archer-Daniels-Midland Co.	90,677	4,174,769
Campbell Soup Co.	30,832	1,764,824
Conagra Brands, Inc.	65,167	2,628,837
General Mills, Inc.	92,109	5,435,352
Hershey Co. (The)	21,947	2,397,710
Hormel Foods Corp.	42,100	1,457,923
JM Smucker Co. (The)	18,542	2,430,485
Kellogg Co.	40,410	2,934,170
Kraft Heinz Co. (The)	94,796	8,608,425
McCormick & Co., Inc. (Non- Voting)	17,985	1,754,437
Mead Johnson Nutrition Co.	29,283	2,608,530
Mondelez International, Inc., Class A	242,664	10,453,964
Tyson Foods, Inc., Class A	45,301	2,795,525

		49,444,951

Household Products (1.7%)
Church & Dwight Co., Inc.	41,018	2,045,568
Clorox Co. (The)	20,526	2,767,521
Colgate-Palmolive Co.	140,195	10,260,872
Kimberly-Clark Corp.	56,431	7,428,013
Procter & Gamble Co. (The)	406,295	36,505,605

		59,007,579

Personal Products (0.1%)
Coty, Inc., Class A	76,090	1,379,512
Estee Lauder Cos., Inc. (The), Class A	34,978	2,965,784

		4,345,296

Tobacco (1.6%)
Altria Group, Inc.	308,360	22,023,071
Philip Morris International, Inc.	246,435	27,822,511
Reynolds American, Inc.	131,430	8,282,719

		58,128,301

Total Consumer Staples		299,626,199

Energy (5.9%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	67,076	4,012,486
Halliburton Co.	137,943	6,788,175
Helmerich & Payne, Inc.(x)	17,144	1,141,276
National Oilwell Varco, Inc.	59,520	2,386,157
Schlumberger Ltd.	221,707	17,315,317
TechnipFMC plc*	74,320	2,415,400
Transocean Ltd.*	59,967	746,589

		34,805,400

Oil, Gas & Consumable Fuels (4.9%)
Anadarko Petroleum Corp.	88,761	5,503,182
Apache Corp.	59,720	3,069,011
Cabot Oil & Gas Corp.	75,180	1,797,554
Chesapeake Energy Corp.(x)*	125,286	744,199
Chevron Corp.#	300,816	32,298,614
Cimarex Energy Co.	15,395	1,839,549
Concho Resources, Inc.*	23,503	3,016,375
ConocoPhillips	196,179	9,783,447
Devon Energy Corp.	84,084	3,507,984
EOG Resources, Inc.	91,659	8,941,335
EQT Corp.	27,861	1,702,307
Exxon Mobil Corp.	658,869	54,033,847
Hess Corp.	42,616	2,054,517
Kinder Morgan, Inc.	304,973	6,630,113
Marathon Oil Corp.	135,070	2,134,106
Marathon Petroleum Corp.	83,585	4,224,386
Murphy Oil Corp.(x)	25,288	722,984
Newfield Exploration Co.*	31,081	1,147,200
Noble Energy, Inc.	68,898	2,365,957
Occidental Petroleum Corp.	121,256	7,682,780
ONEOK, Inc.	34,002	1,885,071
Phillips 66	70,022	5,547,143
Pioneer Natural Resources Co.	27,010	5,030,072
Range Resources Corp.	30,447	886,008
Southwestern Energy Co.*	77,128	630,136
Tesoro Corp.	18,324	1,485,343
Valero Energy Corp.	71,576	4,744,773
Williams Cos., Inc. (The)	131,095	3,879,101

		177,287,094

Total Energy		212,092,494

Financials (13.0%)
Banks (5.9%)
Bank of America Corp.	1,593,839	37,598,662
BB&T Corp.	128,508	5,744,308
Citigroup, Inc.	440,424	26,346,164
Citizens Financial Group, Inc.	80,104	2,767,593
Comerica, Inc.	27,553	1,889,585
Fifth Third Bancorp	118,518	3,010,357
Huntington Bancshares, Inc.	175,807	2,354,056
JPMorgan Chase & Co.	567,846	49,879,592
KeyCorp	170,733	3,035,633
M&T Bank Corp.	24,540	3,797,074
People’s United Financial, Inc.	49,188	895,222
PNC Financial Services Group, Inc. (The)‡	77,375	9,303,570
Regions Financial Corp.	191,690	2,785,256
SunTrust Banks, Inc.	77,834	4,304,220
US Bancorp	253,254	13,042,581
Wells Fargo & Co.	715,799	39,841,371
Zions Bancorp	31,683	1,330,686

		207,925,930

Capital Markets (2.6%)
Affiliated Managers Group, Inc.	8,940	1,465,624
Ameriprise Financial, Inc.	24,504	3,177,679
Bank of New York Mellon Corp. (The)	164,856	7,786,149
BlackRock, Inc.‡	19,383	7,433,574
CBOE Holdings, Inc.	14,682	1,190,270
Charles Schwab Corp. (The)	193,018	7,877,065
CME Group, Inc.	54,025	6,418,170
E*TRADE Financial Corp.*	43,797	1,528,077
Franklin Resources, Inc.	55,135	2,323,389
Goldman Sachs Group, Inc. (The)	58,895	13,529,358
Intercontinental Exchange, Inc.	94,620	5,664,899
Invesco Ltd.	64,263	1,968,376
Moody’s Corp.	26,268	2,943,067
Morgan Stanley	228,386	9,784,056
Nasdaq, Inc.	18,348	1,274,269
Northern Trust Corp.	33,786	2,925,192
Raymond James Financial, Inc.	19,864	1,514,829
S&P Global, Inc.	41,101	5,373,545
State Street Corp.	57,009	4,538,486
T Rowe Price Group, Inc.	38,960	2,655,124

		91,371,198

Consumer Finance (0.7%)
American Express Co.	120,321	9,518,595
Capital One Financial Corp.	76,376	6,618,744
Discover Financial Services	60,960	4,169,054
Navient Corp.	44,896	662,665
Synchrony Financial	123,449	4,234,301

		25,203,359

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	301,926	$50,325,026
Leucadia National Corp.	51,188	1,330,888

		51,655,914

Insurance (2.4%)
Aflac, Inc.	63,770	4,618,223
Allstate Corp. (The)	58,197	4,742,474
American International Group, Inc.	150,251	9,380,170
Aon plc	41,700	4,949,373
Arthur J Gallagher & Co.	28,712	1,623,376
Assurant, Inc.	8,699	832,233
Chubb Ltd.	74,156	10,103,756
Cincinnati Financial Corp.	23,598	1,705,427
Hartford Financial Services Group, Inc. (The)	58,853	2,829,064
Lincoln National Corp.	35,251	2,307,178
Loews Corp.	43,963	2,056,150
Marsh & McLennan Cos., Inc.	81,845	6,047,527
MetLife, Inc.	172,756	9,124,972
Principal Financial Group, Inc.	42,293	2,669,111
Progressive Corp. (The)	91,683	3,592,140
Prudential Financial, Inc.	68,355	7,292,111
Torchmark Corp.	17,144	1,320,774
Travelers Cos., Inc. (The)	44,454	5,358,485
Unum Group	35,714	1,674,629
Willis Towers Watson plc	20,213	2,645,680
XL Group Ltd.	42,061	1,676,551

		86,549,404

Total Financials		462,705,805

Health Care (12.5%)
Biotechnology (2.6%)
AbbVie, Inc.	253,308	16,505,549
Alexion Pharmaceuticals, Inc.*	35,566	4,312,022
Amgen, Inc.	117,088	19,210,628
Biogen, Inc.*	34,377	9,399,359
Celgene Corp.*	123,619	15,381,912
Gilead Sciences, Inc.	207,678	14,105,490
Incyte Corp.*	27,776	3,712,818
Regeneron Pharmaceuticals, Inc.*	12,073	4,678,408
Vertex Pharmaceuticals, Inc.*	39,505	4,319,872

		91,626,058

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	274,606	12,195,252
Baxter International, Inc.	76,840	3,984,922
Becton Dickinson and Co.	33,862	6,211,645
Boston Scientific Corp.*	216,718	5,389,777
Cooper Cos., Inc. (The)	7,890	1,577,132
CR Bard, Inc.	11,503	2,858,956
Danaher Corp.	96,959	8,292,903
DENTSPLY SIRONA, Inc.	36,264	2,264,324
Edwards Lifesciences Corp.*	33,600	3,160,752
Hologic, Inc.*	44,204	1,880,880
IDEXX Laboratories, Inc.*	14,164	2,189,896
Intuitive Surgical, Inc.*	5,929	4,544,401
Medtronic plc	217,455	17,518,176
Stryker Corp.	49,283	6,488,107
Varian Medical Systems, Inc.*	14,946	1,362,029
Zimmer Biomet Holdings, Inc.	31,918	3,897,507

		83,816,659

Health Care Providers & Services (2.4%)
Aetna, Inc.	55,955	7,137,060
AmerisourceBergen Corp.	26,102	2,310,027
Anthem, Inc.	42,139	6,968,948
Cardinal Health, Inc.	50,077	4,083,779
Centene Corp.*	27,550	1,963,213
Cigna Corp.	40,899	5,991,295
DaVita, Inc.*	24,623	1,673,625
Envision Healthcare Corp.*	18,832	1,154,778
Express Scripts Holding Co.*	96,014	6,328,283
HCA Holdings, Inc.*	45,818	4,077,344
Henry Schein, Inc.*	12,768	2,170,177
Humana, Inc.	23,774	4,900,772
Laboratory Corp. of America Holdings*	16,174	2,320,484
McKesson Corp.	33,725	5,000,069
Patterson Cos., Inc.(x)	12,788	578,401
Quest Diagnostics, Inc.	21,924	2,152,718
UnitedHealth Group, Inc.	151,529	24,852,271
Universal Health Services, Inc., Class B	14,124	1,757,732

		85,420,976

Health Care Technology (0.1%)
Cerner Corp.*	46,461	2,734,230

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	51,760	2,736,551
Illumina, Inc.*	23,300	3,975,912
Mettler-Toledo International, Inc.*	4,162	1,993,223
PerkinElmer, Inc.	16,872	979,588
Thermo Fisher Scientific, Inc.	62,094	9,537,639
Waters Corp.*	12,803	2,001,237

		21,224,150

Pharmaceuticals (4.5%)
Allergan plc	53,342	12,744,471
Bristol-Myers Squibb Co.	265,800	14,454,204
Eli Lilly & Co.	154,391	12,985,827
Johnson & Johnson	431,344	53,723,894
Mallinckrodt plc*	16,380	730,057
Merck & Co., Inc.	436,562	27,739,149
Mylan NV*	72,949	2,844,282
Perrigo Co. plc(x)	22,421	1,488,530
Pfizer, Inc.	946,365	32,375,147
Zoetis, Inc.	78,197	4,173,374

		163,258,935

Total Health Care		448,081,008

Industrials (9.1%)
Aerospace & Defense (2.0%)
Arconic, Inc.	69,170	1,821,938
Boeing Co. (The)	90,489	16,003,884
General Dynamics Corp.	45,268	8,474,170
L3 Technologies, Inc.	12,393	2,048,439
Lockheed Martin Corp.	39,728	10,631,213
Northrop Grumman Corp.	27,768	6,604,341
Raytheon Co.	46,521	7,094,453
Rockwell Collins, Inc.	20,557	1,997,318
Textron, Inc.	43,061	2,049,273
TransDigm Group, Inc.	7,918	1,743,227
United Technologies Corp.	118,996	13,352,541

		71,820,797

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	22,657	1,751,160
Expeditors International of Washington, Inc.	29,151	1,646,740
FedEx Corp.	38,899	7,591,140
United Parcel Service, Inc., Class B	109,275	11,725,207

		22,714,247

Airlines (0.5%)
Alaska Air Group, Inc.	19,543	1,802,255
American Airlines Group, Inc.	79,326	3,355,490
Delta Air Lines, Inc.	116,252	5,342,942
Southwest Airlines Co.	98,009	5,268,964

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
United Continental Holdings, Inc.*	45,213	$3,193,846

		18,963,497

Building Products (0.3%)
Allegion plc	14,799	1,120,284
Fortune Brands Home & Security, Inc.	23,803	1,448,413
Johnson Controls International plc	149,061	6,278,449
Masco Corp.	51,881	1,763,435

		10,610,581

Commercial Services & Supplies (0.3%)
Cintas Corp.	13,701	1,733,725
Republic Services, Inc.	36,395	2,285,970
Stericycle, Inc.*	13,646	1,131,117
Waste Management, Inc.	64,316	4,689,922

		9,840,734

Construction & Engineering (0.1%)
Fluor Corp.	22,532	1,185,634
Jacobs Engineering Group, Inc.	19,014	1,051,094
Quanta Services, Inc.*	24,439	906,931

		3,143,659

Electrical Equipment (0.5%)
Acuity Brands, Inc.	6,911	1,409,844
AMETEK, Inc.	36,113	1,952,991
Eaton Corp. plc	71,315	5,288,007
Emerson Electric Co.	102,251	6,120,745
Rockwell Automation, Inc.	20,608	3,208,872

		17,980,459

Industrial Conglomerates (2.2%)
3M Co.	94,801	18,138,275
General Electric Co.#	1,386,480	41,317,105
Honeywell International, Inc.	121,054	15,116,013
Roper Technologies, Inc.	16,053	3,314,784

		77,886,177

Machinery (1.4%)
Caterpillar, Inc.	93,160	8,641,521
Cummins, Inc.	24,409	3,690,641
Deere & Co.	46,568	5,069,392
Dover Corp.	24,802	1,992,841
Flowserve Corp.	20,205	978,326
Fortive Corp.	47,730	2,874,301
Illinois Tool Works, Inc.	49,592	6,569,452
Ingersoll-Rand plc	41,184	3,349,083
PACCAR, Inc.	55,605	3,736,656
Parker-Hannifin Corp.	21,406	3,431,810
Pentair plc(x)	27,000	1,695,060
Snap-on, Inc.	9,183	1,548,897
Stanley Black & Decker, Inc.	24,099	3,202,034
Xylem, Inc.	29,047	1,458,740

		48,238,754

Professional Services (0.2%)
Dun & Bradstreet Corp. (The)	5,563	600,470
Equifax, Inc.	19,249	2,632,108
Nielsen Holdings plc	53,513	2,210,622
Robert Half International, Inc.	19,929	973,133
Verisk Analytics, Inc.*	24,499	1,987,849

		8,404,182

Road & Rail (0.8%)
CSX Corp.	147,065	6,845,876
JB Hunt Transport Services, Inc.	13,741	1,260,599
Kansas City Southern	17,291	1,482,876
Norfolk Southern Corp.	46,054	5,156,666
Ryder System, Inc.	8,905	671,793
Union Pacific Corp.	129,214	13,686,348

		29,104,158

Trading Companies & Distributors (0.2%)
Fastenal Co.	45,318	2,333,876
United Rentals, Inc.*	13,497	1,687,800
WW Grainger, Inc.	8,735	2,033,159

		6,054,835

Total Industrials		324,762,080

Information Technology (19.9%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	795,846	26,899,595
F5 Networks, Inc.*	10,154	1,447,656
Harris Corp.	20,104	2,236,972
Juniper Networks, Inc.	61,481	1,711,016
Motorola Solutions, Inc.	26,472	2,282,416

		34,577,655

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	49,263	3,506,048
Corning, Inc.	146,278	3,949,506
FLIR Systems, Inc.	22,353	810,967
TE Connectivity Ltd.	56,268	4,194,779

		12,461,300

Internet Software & Services (4.1%)
Akamai Technologies, Inc.*	27,084	1,616,915
Alphabet, Inc., Class A*	47,302	40,102,635
Alphabet, Inc., Class C*	46,968	38,962,774
eBay, Inc.*	160,612	5,391,745
Facebook, Inc., Class A*	374,318	53,171,872
VeriSign, Inc.(x)*	13,917	1,212,310
Yahoo!, Inc.*	139,558	6,476,887

		146,935,138

IT Services (3.3%)
Accenture plc, Class A	98,893	11,855,293
Alliance Data Systems Corp.	8,834	2,199,666
Automatic Data Processing, Inc.	71,299	7,300,305
Cognizant Technology Solutions Corp., Class A*	96,576	5,748,204
CSRA, Inc.	23,233	680,495
Fidelity National Information Services, Inc.	52,062	4,145,176
Fiserv, Inc.*	34,129	3,935,415
Global Payments, Inc.	23,968	1,933,738
International Business Machines Corp.#	136,419	23,756,005
Mastercard, Inc., Class A	149,783	16,846,094
Paychex, Inc.	51,206	3,016,033
PayPal Holdings, Inc.*	178,305	7,670,681
Teradata Corp.(x)*	20,669	643,219
Total System Services, Inc.	25,661	1,371,837
Visa, Inc., Class A	295,354	26,248,110
Western Union Co. (The)	75,638	1,539,233

		118,889,504

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	124,966	1,818,255
Analog Devices, Inc.	57,793	4,736,136
Applied Materials, Inc.	171,507	6,671,622
Broadcom Ltd.	63,739	13,956,291
Intel Corp.	751,242	27,097,300
KLA-Tencor Corp.	24,788	2,356,595
Lam Research Corp.	26,101	3,350,324
Microchip Technology, Inc.	33,932	2,503,503
Micron Technology, Inc.*	163,702	4,730,988
NVIDIA Corp.	93,591	10,194,868
Qorvo, Inc.*	19,952	1,367,909
QUALCOMM, Inc.	234,550	13,449,097
Skyworks Solutions, Inc.	29,764	2,916,277
Texas Instruments, Inc.	158,891	12,800,259
Xilinx, Inc.	39,382	2,279,824

		110,229,248

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Software (4.2%)
Activision Blizzard, Inc.	109,754	$5,472,334
Adobe Systems, Inc.*	78,738	10,246,176
Autodesk, Inc.*	31,361	2,711,786
CA, Inc.	50,473	1,601,004
Citrix Systems, Inc.*	25,084	2,091,755
Electronic Arts, Inc.*	48,997	4,386,211
Intuit, Inc.	38,585	4,475,474
Microsoft Corp.	1,228,013	80,876,935
Oracle Corp.	476,128	21,240,070
Red Hat, Inc.*	28,521	2,467,067
salesforce.com, Inc.*	104,000	8,578,960
Symantec Corp.	97,743	2,998,755
Synopsys, Inc.*	24,281	1,751,389

		148,897,916

Technology Hardware, Storage & Peripherals (3.9%)
Apple, Inc.#	833,858	119,792,039
Hewlett Packard Enterprise Co.	264,534	6,269,456
HP, Inc.	268,866	4,807,324
NetApp, Inc.	42,810	1,791,599
Seagate Technology plc	46,347	2,128,718
Western Digital Corp.	45,720	3,773,272
Xerox Corp.	136,853	1,004,501

		139,566,909

Total Information Technology		711,557,670

Materials (2.6%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	34,585	4,679,005
Albemarle Corp.	17,807	1,881,131
CF Industries Holdings, Inc.	36,633	1,075,179
Dow Chemical Co. (The)	177,361	11,269,517
Eastman Chemical Co.	23,347	1,886,438
Ecolab, Inc.	41,734	5,230,940
EI du Pont de Nemours & Co.	137,306	11,029,790
FMC Corp.	21,768	1,514,835
International Flavors & Fragrances, Inc.	12,513	1,658,348
LyondellBasell Industries NV, Class A	52,436	4,781,639
Monsanto Co.	69,718	7,892,078
Mosaic Co. (The)	56,053	1,635,627
PPG Industries, Inc.	40,806	4,287,894
Praxair, Inc.	45,237	5,365,108
Sherwin-Williams Co. (The)	12,877	3,994,317

		68,181,846

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	9,986	2,179,445
Vulcan Materials Co.	21,201	2,554,296

		4,733,741

Containers & Packaging (0.3%)
Avery Dennison Corp.	13,897	1,120,098
Ball Corp.	28,084	2,085,518
International Paper Co.	65,077	3,304,611
Sealed Air Corp.	30,116	1,312,455
WestRock Co.	40,408	2,102,428

		9,925,110

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.*	210,792	2,816,181
Newmont Mining Corp.	83,729	2,759,708
Nucor Corp.	50,192	2,997,466

		8,573,355

Total Materials		91,414,052

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (2.6%)
Alexandria Real Estate Equities, Inc. (REIT)	14,046	1,552,364
American Tower Corp. (REIT)	67,905	8,253,174
Apartment Investment & Management Co. (REIT), Class A	25,716	1,140,505
AvalonBay Communities, Inc. (REIT)	21,709	3,985,772
Boston Properties, Inc. (REIT)	24,222	3,207,235
Crown Castle International Corp. (REIT)	57,159	5,398,668
Digital Realty Trust, Inc. (REIT)(x)	25,316	2,693,369
Equinix, Inc. (REIT)	12,060	4,828,462
Equity Residential (REIT)	58,164	3,618,964
Essex Property Trust, Inc. (REIT)	10,367	2,400,272
Extra Space Storage, Inc. (REIT)	20,253	1,506,621
Federal Realty Investment Trust (REIT)	11,602	1,548,867
GGP, Inc. (REIT)*	94,195	2,183,440
HCP, Inc. (REIT)	75,402	2,358,575
Host Hotels & Resorts, Inc. (REIT)	117,709	2,196,450
Iron Mountain, Inc. (REIT)	39,303	1,401,938
Kimco Realty Corp. (REIT)	69,204	1,528,716
Macerich Co. (The) (REIT)	19,374	1,247,686
Mid-America Apartment Communities, Inc. (REIT)	17,819	1,812,905
Prologis, Inc. (REIT)	83,890	4,352,213
Public Storage (REIT)	23,718	5,192,107
Realty Income Corp. (REIT)	42,740	2,544,312
Regency Centers Corp. (REIT)	23,542	1,562,953
Simon Property Group, Inc. (REIT)	50,756	8,731,555
SL Green Realty Corp. (REIT)	16,031	1,709,225
UDR, Inc. (REIT)	42,719	1,548,991
Ventas, Inc. (REIT)	56,151	3,652,061
Vornado Realty Trust (REIT)	27,159	2,724,319
Welltower, Inc. (REIT)	57,395	4,064,714
Weyerhaeuser Co. (REIT)	119,887	4,073,760

		93,020,193

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	47,449	1,650,751

Total Real Estate		94,670,944

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	975,835	40,545,944
CenturyLink, Inc.(x)	87,821	2,069,941
Level 3 Communications, Inc.*	46,186	2,642,763
Verizon Communications, Inc.	647,586	31,569,818

Total Telecommunication Services		76,828,466

Utilities (2.9%)
Electric Utilities (1.7%)
Alliant Energy Corp.	36,940	1,463,193
American Electric Power Co., Inc.	77,905	5,229,763
Duke Energy Corp.	111,059	9,107,949
Edison International	51,507	4,100,472
Entergy Corp.	28,706	2,180,508
Eversource Energy	49,901	2,933,181
Exelon Corp.	146,777	5,281,036
FirstEnergy Corp.	69,726	2,218,681
NextEra Energy, Inc.	74,352	9,544,566
PG&E Corp.	80,267	5,326,518
Pinnacle West Capital Corp.	17,955	1,497,088
PPL Corp.	107,360	4,014,190
Southern Co. (The)	157,165	7,823,674

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	80,263	$3,567,690

		64,288,509

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	108,154	1,209,162
NRG Energy, Inc.	50,154	937,880

		2,147,042

Multi-Utilities (1.0%)
Ameren Corp.	39,029	2,130,593
CenterPoint Energy, Inc.	68,433	1,886,698
CMS Energy Corp.	44,469	1,989,543
Consolidated Edison, Inc.	48,332	3,753,463
Dominion Resources, Inc.	99,620	7,727,524
DTE Energy Co.	28,246	2,884,199
NiSource, Inc.	53,679	1,277,023
Public Service Enterprise Group, Inc.	80,925	3,589,024
SCANA Corp.	22,691	1,482,857
Sempra Energy	39,746	4,391,933
WEC Energy Group, Inc.	50,489	3,061,148

		34,174,005

Water Utilities (0.1%)
American Water Works Co., Inc.	28,421	2,210,301

Total Utilities		102,819,857

Total Common Stocks (90.2%) (Cost $1,767,081,755)		3,221,994,994

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	14,043,648	14,047,861

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $200,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $204,000.(xx)	$200,000	200,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $1,400,103, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $1,428,000.(xx)	1,400,000	1,400,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $1,000,091, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $1,020,002.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $2,000,217, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $2,195,973.(xx)	2,000,000	2,000,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $800,063, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $816,002.(xx)	800,000	800,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $335,029, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $341,706.(xx)	335,006	335,006
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $600,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $612,370.(xx)	600,000	600,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $200,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $204,014.(xx)	200,000	200,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $200,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $204,000.(xx)	200,000	200,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $2,000,315, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		8,735,006

Total Short-Term Investments (0.6%) (Cost $22,783,212)		22,782,867

Total Investments (90.8%) (Cost $1,789,864,967)		3,244,777,861
Other Assets Less Liabilities (9.2%)		327,891,799

Net Assets (100%)		$3,572,669,660

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $11,368,988.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $8,545,095. This was secured by cash collateral of $8,735,006 which was subsequently invested in joint repurchase agreements with a total value of $8,735,006, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $108 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/15/17-5/15/45.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$5,397,199	$—	$203,694	$7,433,574	$34,738	$9,562
PNC Financial Services Group, Inc. (The)	6,641,223	—	225,429	9,303,570	31,230	46,292

	$12,038,422	$—	$429,123	$16,737,144	$65,968	$55,854

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,983	June-17	$351,976,356	$351,874,680	$(101,676)

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$397,436,419	$—	$—	$397,436,419
Consumer Staples	299,626,199	—	—	299,626,199
Energy	212,092,494	—	—	212,092,494
Financials	462,705,805	—	—	462,705,805
Health Care	448,081,008	—	—	448,081,008
Industrials	324,762,080	—	—	324,762,080
Information Technology	711,557,670	—	—	711,557,670
Materials	91,414,052	—	—	91,414,052
Real Estate	94,670,944	—	—	94,670,944
Telecommunication Services	76,828,466	—	—	76,828,466
Utilities	102,819,857	—	—	102,819,857
Short-Term Investments
Investment Companies	14,047,861	—	—	14,047,861
Repurchase Agreements	—	8,735,006	—	8,735,006

Total Assets	$3,236,042,855	$8,735,006	$—	$3,244,777,861

Liabilities:
Futures	(101,676)	—	—	(101,676)

Total Liabilities	$(101,676)	$—	$—	$(101,676)

Total	$3,235,941,179	$8,735,006	$—	$3,244,676,185

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,502,633,751
Aggregate gross unrealized depreciation	(48,253,834)

Net unrealized appreciation	$1,454,379,917

Federal income tax cost of investments	$1,790,397,944

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.6%)
Auto Components (0.6%)
Cooper Tire & Rubber Co.	5,839	$258,960
Dana, Inc.	15,904	307,106
Gentex Corp.	31,634	674,753

		1,240,819

Automobiles (0.2%)
Thor Industries, Inc.	5,269	506,509

Distributors (0.3%)
Pool Corp.	4,543	542,116

Diversified Consumer Services (0.7%)
DeVry Education Group, Inc.	6,307	223,583
Graham Holdings Co., Class B	526	315,363
Service Corp. International	20,930	646,318
Sotheby’s*	5,074	230,766

		1,416,030

Hotels, Restaurants & Leisure (2.3%)
Brinker International, Inc.(x)	5,429	238,659
Buffalo Wild Wings, Inc.*	1,910	291,753
Cheesecake Factory, Inc. (The)	4,866	308,310
Churchill Downs, Inc.	1,375	218,419
Cracker Barrel Old Country Store, Inc.(x)	2,652	422,331
Domino’s Pizza, Inc.	5,298	976,420
Dunkin’ Brands Group, Inc.	10,115	553,088
International Speedway Corp., Class A	2,885	106,601
Jack in the Box, Inc.	3,544	360,496
Panera Bread Co., Class A(x)*	2,401	628,749
Papa John’s International, Inc.	2,919	233,637
Texas Roadhouse, Inc.	7,062	314,471
Wendy’s Co. (The)	21,867	297,610

		4,950,544

Household Durables (1.5%)
CalAtlantic Group, Inc.(x)	8,055	301,660
Helen of Troy Ltd.*	3,054	287,687
KB Home(x)	9,170	182,300
NVR, Inc.*	400	842,751
Tempur Sealy International, Inc.(x)*	5,160	239,734
Toll Brothers, Inc.*	16,433	593,396
TRI Pointe Group, Inc.*	17,049	213,794
Tupperware Brands Corp.	5,563	348,911

		3,010,233

Internet & Direct Marketing Retail (0.1%)
HSN, Inc.	3,476	128,960

Leisure Products (0.6%)
Brunswick Corp.	9,881	604,717
Polaris Industries, Inc.(x)	6,532	547,382

		1,152,099

Media (1.3%)
AMC Networks, Inc., Class A*	6,179	362,584
Cable One, Inc.	527	329,096
Cinemark Holdings, Inc.	11,644	516,294
John Wiley & Sons, Inc., Class A	4,939	265,718
Live Nation Entertainment, Inc.*	14,559	442,157
Meredith Corp.	4,127	266,604
New York Times Co. (The), Class A	13,354	192,298
Time, Inc.	10,914	211,186

		2,585,937

Multiline Retail (0.3%)
Big Lots, Inc.(x)	4,896	238,338
Dillard’s, Inc., Class A(x)	2,839	148,309
JC Penney Co., Inc.(x)*	33,933	209,027

		595,674

Specialty Retail (2.0%)
Aaron’s, Inc.	7,009	208,448
American Eagle Outfitters, Inc.	18,849	264,451
Cabela’s, Inc.*	5,656	300,390
Chico’s FAS, Inc.	14,255	202,421
CST Brands, Inc.	8,340	401,071
Dick’s Sporting Goods, Inc.	9,680	471,029
GameStop Corp., Class A(x)	11,233	253,304
Michaels Cos., Inc. (The)*	12,452	278,800
Murphy USA, Inc.*	3,966	291,184
Office Depot, Inc.	57,934	270,262
Sally Beauty Holdings, Inc.*	15,875	324,485
Urban Outfitters, Inc.*	9,663	229,593
Williams-Sonoma, Inc.	8,943	479,524

		3,974,962

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	5,424	487,075
Deckers Outdoor Corp.*	3,529	210,787
Kate Spade & Co.*	14,152	328,751
Skechers U.S.A., Inc., Class A*	14,719	404,037

		1,430,650

Total Consumer Discretionary		21,534,533

Consumer Staples (4.0%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	993	143,637

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	4,322	485,144
Sprouts Farmers Market, Inc.*	14,575	336,974
United Natural Foods, Inc.*	5,555	240,143

		1,062,261

Food Products (2.7%)
Dean Foods Co.	9,974	196,089
Flowers Foods, Inc.	20,187	391,830
Hain Celestial Group, Inc. (The)*	11,389	423,671
Ingredion, Inc.	7,870	947,784
Lamb Weston Holdings, Inc.	15,283	642,803
Lancaster Colony Corp.	2,149	276,877
Post Holdings, Inc.*	7,139	624,805
Snyder’s-Lance, Inc.	9,424	379,881
Tootsie Roll Industries, Inc.(x)	1,912	71,401
TreeHouse Foods, Inc.*	6,250	529,125
WhiteWave Foods Co. (The)*	19,548	1,097,621

		5,581,887

Household Products (0.2%)
Energizer Holdings, Inc.	6,815	379,936

Personal Products (0.5%)
Avon Products, Inc.*	48,326	212,634
Edgewell Personal Care Co.*	6,365	465,537
Nu Skin Enterprises, Inc., Class A	5,591	310,524

		988,695

Total Consumer Staples		8,156,416

Energy (3.0%)
Energy Equipment & Services (1.3%)
Diamond Offshore Drilling, Inc.(x)*	6,984	116,703
Dril-Quip, Inc.*	4,156	226,710
Ensco plc, Class A	33,412	299,037
Nabors Industries Ltd.	31,296	409,039
Noble Corp. plc(x)	26,855	166,232
Oceaneering International, Inc.	10,807	292,654
Oil States International, Inc.*	5,657	187,530

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Patterson-UTI Energy, Inc.	18,140	$440,257
Rowan Cos., plc, Class A*	13,831	215,487
Superior Energy Services, Inc.*	16,738	238,684

		2,592,333

Oil, Gas & Consumable Fuels (1.7%)
CONSOL Energy, Inc.*	19,482	326,908
Energen Corp.*	10,706	582,835
Gulfport Energy Corp.*	17,173	295,204
HollyFrontier Corp.	19,427	550,561
QEP Resources, Inc.*	26,419	335,785
SM Energy Co.	10,685	256,654
Western Refining, Inc.	8,742	306,582
World Fuel Services Corp.	7,739	280,539
WPX Energy, Inc.*	43,155	577,845

		3,512,913

Total Energy		6,105,246

Financials (14.6%)
Banks (6.9%)
Associated Banc-Corp.	16,433	400,965
BancorpSouth, Inc.	9,419	284,925
Bank of Hawaii Corp.	4,700	387,092
Bank of the Ozarks, Inc.	10,013	520,776
Cathay General Bancorp	8,175	308,034
Chemical Financial Corp.	7,775	397,691
Commerce Bancshares, Inc.	9,637	541,214
Cullen/Frost Bankers, Inc.	6,205	552,059
East West Bancorp, Inc.	15,903	820,754
First Horizon National Corp.	25,758	476,523
FNB Corp.	35,325	525,283
Fulton Financial Corp.	19,151	341,845
Hancock Holding Co.	9,377	427,122
International Bancshares Corp.	6,404	226,702
MB Financial, Inc.	7,832	335,366
PacWest Bancorp	13,236	704,949
PrivateBancorp, Inc.	8,801	522,515
Prosperity Bancshares, Inc.	7,650	533,282
Signature Bank*	5,928	879,656
SVB Financial Group*	5,760	1,071,879
Synovus Financial Corp.	13,474	552,703
TCF Financial Corp.	18,876	321,270
Texas Capital Bancshares, Inc.*	5,478	457,139
Trustmark Corp.	7,427	236,104
UMB Financial Corp.	4,802	361,639
Umpqua Holdings Corp.	24,258	430,337
Valley National Bancorp	28,358	334,624
Webster Financial Corp.	10,118	506,305
Wintrust Financial Corp.	5,791	400,274

		13,859,027

Capital Markets (2.5%)
Eaton Vance Corp.	12,530	563,349
FactSet Research Systems, Inc.	4,417	728,407
Federated Investors, Inc., Class B(x)	10,426	274,621
Janus Capital Group, Inc.	15,797	208,520
Legg Mason, Inc.	9,817	354,492
MarketAxess Holdings, Inc.	4,157	779,396
MSCI, Inc.	9,959	967,916
SEI Investments Co.	14,787	745,856
Stifel Financial Corp.*	7,362	369,499
Waddell & Reed Financial, Inc., Class A(x)	9,152	155,584

		5,147,640

Consumer Finance (0.3%)
SLM Corp.*	47,300	572,330

Insurance (4.4%)
Alleghany Corp.*	1,726	1,060,903
American Financial Group, Inc.	8,058	768,894
Aspen Insurance Holdings Ltd.	6,627	344,935
Brown & Brown, Inc.	12,655	527,967
CNO Financial Group, Inc.	19,541	400,591
Everest Re Group Ltd.	4,568	1,068,045
First American Financial Corp.	12,112	475,759
Genworth Financial, Inc., Class A*	55,620	229,154
Hanover Insurance Group, Inc. (The)	4,693	422,652
Kemper Corp.	5,347	213,345
Mercury General Corp.	4,090	249,449
Old Republic International Corp.	26,944	551,813
Primerica, Inc.	5,130	421,686
Reinsurance Group of America, Inc.	7,153	908,288
RenaissanceRe Holdings Ltd.	4,479	647,887
WR Berkley Corp.	10,683	754,540

		9,045,908

Thrifts & Mortgage Finance (0.5%)
New York Community Bancorp, Inc.	53,730	750,608
Washington Federal, Inc.	9,847	325,936

		1,076,544

Total Financials		29,701,449

Health Care (7.3%)
Biotechnology (0.7%)
Bioverativ, Inc.*	11,946	650,579
United Therapeutics Corp.*	4,978	673,922

		1,324,501

Health Care Equipment & Supplies (3.4%)
ABIOMED, Inc.*	4,460	558,392
Align Technology, Inc.*	8,287	950,602
Globus Medical, Inc., Class A*	7,915	234,442
Halyard Health, Inc.*	5,146	196,011
Hill-Rom Holdings, Inc.	6,584	464,830
LivaNova plc(x)*	4,792	234,856
Masimo Corp.*	4,927	459,492
NuVasive, Inc.*	5,567	415,744
ResMed, Inc.	15,577	1,121,077
STERIS plc	9,363	650,354
Teleflex, Inc.	4,946	958,189
West Pharmaceutical Services, Inc.	8,079	659,327

		6,903,316

Health Care Providers & Services (1.7%)
HealthSouth Corp.	9,876	422,792
LifePoint Health, Inc.*	4,438	290,689
MEDNAX, Inc.*	10,263	712,047
Molina Healthcare, Inc.*	4,689	213,818
Owens & Minor, Inc.	6,764	234,034
Tenet Healthcare Corp.(x)*	8,698	154,042
VCA, Inc.*	8,945	818,467
WellCare Health Plans, Inc.*	4,898	686,749

		3,532,638

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	20,279	257,138

Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc., Class A*	2,295	457,485
Bio-Techne Corp.	4,124	419,205
Charles River Laboratories International, Inc.*	5,225	469,988
PAREXEL International Corp.*	5,571	351,586

		1,698,264

Pharmaceuticals (0.6%)
Akorn, Inc.*	9,672	232,902
Catalent, Inc.*	13,762	389,739
Endo International plc*	21,818	243,489

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Prestige Brands Holdings, Inc.*	5,825	$323,637

		1,189,767

Total Health Care		14,905,624

Industrials (13.4%)
Aerospace & Defense (1.9%)
B/E Aerospace, Inc.	11,189	717,327
Curtiss-Wright Corp.	4,899	447,083
Esterline Technologies Corp.*	3,276	281,900
Huntington Ingalls Industries, Inc.	5,055	1,012,212
KLX, Inc.*	5,784	258,545
Orbital ATK, Inc.	6,424	629,552
Teledyne Technologies, Inc.*	3,854	487,377

		3,833,996

Airlines (0.4%)
JetBlue Airways Corp.*	37,083	764,281

Building Products (0.8%)
AO Smith Corp.	16,261	831,912
Lennox International, Inc.	4,292	718,052

		1,549,964

Commercial Services & Supplies (1.3%)
Clean Harbors, Inc.*	5,737	319,092
Copart, Inc.*	11,260	697,333
Deluxe Corp.	5,359	386,759
Herman Miller, Inc.	6,598	208,167
HNI Corp.	4,890	225,380
MSA Safety, Inc.	3,444	243,456
Pitney Bowes, Inc.	20,549	269,397
Rollins, Inc.	10,547	391,610

		2,741,194

Construction & Engineering (1.1%)
AECOM*	17,038	606,381
Dycom Industries, Inc.*	3,488	324,210
EMCOR Group, Inc.	6,665	419,562
Granite Construction, Inc.	4,361	218,879
KBR, Inc.	15,728	236,392
Valmont Industries, Inc.	2,495	387,973

		2,193,397

Electrical Equipment (0.7%)
EnerSys	4,789	378,044
Hubbell, Inc.	5,671	680,803
Regal Beloit Corp.	4,929	372,879

		1,431,726

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	7,114	757,001

Machinery (4.4%)
AGCO Corp.	7,420	446,536
Crane Co.	5,522	413,211
Donaldson Co., Inc.	14,541	661,906
Graco, Inc.	6,163	580,185
IDEX Corp.	8,416	786,979
ITT, Inc.	9,732	399,207
Joy Global, Inc.	10,874	307,191
Kennametal, Inc.	8,798	345,146
Lincoln Electric Holdings, Inc.	6,848	594,817
Nordson Corp.	5,888	723,282
Oshkosh Corp.	8,220	563,810
Terex Corp.	11,690	367,066
Timken Co. (The)	7,700	348,040
Toro Co. (The)	11,994	749,144
Trinity Industries, Inc.	16,803	446,120
Wabtec Corp.(x)	9,505	741,390
Woodward, Inc.	6,100	414,312

		8,888,342

Marine (0.2%)
Kirby Corp.*	5,928	418,220

Professional Services (0.6%)
CEB, Inc.	3,572	280,759
FTI Consulting, Inc.*	4,612	189,876
ManpowerGroup, Inc.	7,423	761,377

		1,232,012

Road & Rail (0.9%)
Avis Budget Group, Inc.*	9,634	284,974
Genesee & Wyoming, Inc., Class A*	6,772	459,548
Landstar System, Inc.	4,617	395,446
Old Dominion Freight Line, Inc.	7,626	652,557
Werner Enterprises, Inc.	4,886	128,013

		1,920,538

Trading Companies & Distributors (0.7%)
GATX Corp.(x)	4,371	266,456
MSC Industrial Direct Co., Inc., Class A	4,924	505,991
NOW, Inc.*	11,830	200,637
Watsco, Inc.	3,347	479,223

		1,452,307

Total Industrials		27,182,978

Information Technology (16.0%)
Communications Equipment (1.4%)
ARRIS International plc*	20,998	555,397
Brocade Communications Systems, Inc.	44,588	556,459
Ciena Corp.*	15,428	364,255
InterDigital, Inc.	3,790	327,077
NetScout Systems, Inc.*	10,111	383,712
Plantronics, Inc.	3,679	199,071
ViaSat, Inc.*	5,733	365,880

		2,751,851

Electronic Equipment, Instruments & Components (4.0%)
Arrow Electronics, Inc.*	9,851	723,162
Avnet, Inc.	14,107	645,536
Belden, Inc.	4,662	322,564
Cognex Corp.	9,468	794,839
Coherent, Inc.*	2,710	557,284
IPG Photonics Corp.*	4,114	496,560
Jabil Circuit, Inc.	20,382	589,447
Keysight Technologies, Inc.*	19,795	715,391
Knowles Corp.(x)*	9,768	185,104
Littelfuse, Inc.	2,493	398,656
National Instruments Corp.	11,655	379,487
SYNNEX Corp.	3,234	362,014
Tech Data Corp.*	3,806	357,383
Trimble, Inc.*	27,686	886,228
VeriFone Systems, Inc.*	12,215	228,787
Vishay Intertechnology, Inc.(x)	14,783	243,180
Zebra Technologies Corp., Class A*	5,818	530,893

		8,416,515

Internet Software & Services (0.6%)
j2 Global, Inc.	5,289	443,800
LogMeIn, Inc.	5,789	564,427
WebMD Health Corp.*	4,275	225,207

		1,233,434

IT Services (3.6%)
Acxiom Corp.*	8,590	244,557
Broadridge Financial Solutions, Inc.	12,925	878,254
Computer Sciences Corp.	15,532	1,071,862
Convergys Corp.	10,516	222,413
CoreLogic, Inc.*	9,481	386,066
DST Systems, Inc.	3,529	432,303
Gartner, Inc.*	9,138	986,813

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Jack Henry & Associates, Inc.	8,630	$803,453
Leidos Holdings, Inc.	15,769	806,427
MAXIMUS, Inc.	7,179	446,534
NeuStar, Inc., Class A*	4,724	156,601
Science Applications International Corp.	4,929	366,718
WEX, Inc.*	4,240	438,840

		7,240,841

Semiconductors & Semiconductor Equipment (2.2%)
Cirrus Logic, Inc.*	7,050	427,865
Cree, Inc.*	10,909	291,598
Cypress Semiconductor Corp.	35,319	485,989
First Solar, Inc.(x)*	8,525	231,028
Integrated Device Technology, Inc.*	14,751	349,156
Microsemi Corp.*	12,662	652,473
Monolithic Power Systems, Inc.	4,130	380,373
Silicon Laboratories, Inc.*	4,606	338,771
Synaptics, Inc.*	3,851	190,663
Teradyne, Inc.	22,152	688,927
Versum Materials, Inc.*	11,985	366,741

		4,403,584

Software (3.7%)
ACI Worldwide, Inc.*	12,916	276,273
ANSYS, Inc.*	9,338	997,952
Cadence Design Systems, Inc.*	30,735	965,079
CDK Global, Inc.	15,858	1,030,930
CommVault Systems, Inc.*	4,634	235,407
Fair Isaac Corp.	3,420	441,009
Fortinet, Inc.*	16,278	624,261
Manhattan Associates, Inc.*	7,825	407,291
PTC, Inc.*	12,747	669,855
Take-Two Interactive Software, Inc.*	11,136	660,031
Tyler Technologies, Inc.*	3,679	568,626
Ultimate Software Group, Inc. (The)(x)*	3,235	631,504

		7,508,218

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.(x)*	11,757	175,885
Diebold Nixdorf, Inc.	8,273	253,981
NCR Corp.*	13,688	625,268

		1,055,134

Total Information Technology		32,609,577

Materials (7.2%)
Chemicals (3.1%)
Ashland Global Holdings, Inc.	6,864	849,832
Cabot Corp.	6,876	411,941
Chemours Co. (The)	20,107	774,120
Minerals Technologies, Inc.	3,860	295,676
NewMarket Corp.	1,024	464,108
Olin Corp.	18,226	599,089
PolyOne Corp.	9,193	313,389
RPM International, Inc.	14,701	808,996
Scotts Miracle-Gro Co. (The), Class A	4,907	458,265
Sensient Technologies Corp.	4,919	389,880
Valspar Corp. (The)	8,043	892,289

		6,257,585

Construction Materials (0.3%)
Eagle Materials, Inc.	5,328	517,562

Containers & Packaging (1.6%)
AptarGroup, Inc.	6,882	529,845
Bemis Co., Inc.	10,286	502,574
Greif, Inc., Class A	2,835	156,180
Owens-Illinois, Inc.*	17,910	365,006
Packaging Corp. of America	10,326	946,067
Silgan Holdings, Inc.	4,107	243,792
Sonoco Products Co.	10,966	580,321

		3,323,785

Metals & Mining (1.9%)
Allegheny Technologies, Inc.(x)	11,984	215,233
Carpenter Technology Corp.	5,144	191,871
Commercial Metals Co.	12,760	244,099
Compass Minerals International, Inc.(x)	3,719	252,334
Reliance Steel & Aluminum Co.	8,002	640,320
Royal Gold, Inc.	7,189	503,589
Steel Dynamics, Inc.	26,841	932,994
United States Steel Corp.	19,078	645,027
Worthington Industries, Inc.	4,845	218,461

		3,843,928

Paper & Forest Products (0.3%)
Domtar Corp.	6,882	251,331
Louisiana-Pacific Corp.*	15,747	390,840

		642,171

Total Materials		14,585,031

Real Estate (8.7%)
Equity Real Estate Investment Trusts (REITs) (8.3%)
American Campus Communities, Inc. (REIT)	14,580	693,862
Camden Property Trust (REIT)	9,637	775,393
Care Capital Properties, Inc. (REIT)	9,246	248,440
CoreCivic, Inc. (REIT)	12,974	407,643
Corporate Office Properties Trust (REIT)	10,572	349,933
Cousins Properties, Inc. (REIT)	46,137	381,553
CyrusOne, Inc. (REIT)	8,191	421,591
DCT Industrial Trust, Inc. (REIT)	10,033	482,788
Douglas Emmett, Inc. (REIT)	15,914	611,098
Duke Realty Corp. (REIT)	39,120	1,027,682
Education Realty Trust, Inc. (REIT)	8,029	327,985
EPR Properties (REIT)	7,029	517,545
First Industrial Realty Trust, Inc. (REIT)	12,903	343,607
GEO Group, Inc. (The) (REIT)	8,794	407,778
Healthcare Realty Trust, Inc. (REIT)	12,784	415,480
Highwoods Properties, Inc. (REIT)	11,065	543,623
Hospitality Properties Trust (REIT)	18,356	578,765
Kilroy Realty Corp. (REIT)	10,781	777,094
Lamar Advertising Co. (REIT), Class A	9,110	680,881
LaSalle Hotel Properties (REIT)	12,474	361,122
Liberty Property Trust (REIT)	16,192	624,202
Life Storage, Inc. (REIT)	5,120	420,454
Mack-Cali Realty Corp. (REIT)	9,918	267,191
Medical Properties Trust, Inc. (REIT)	35,407	456,396
National Retail Properties, Inc. (REIT)	16,215	707,298
Omega Healthcare Investors, Inc. (REIT)	21,550	710,935
Potlatch Corp. (REIT)	4,480	204,736
Quality Care Properties, Inc. (REIT)*	10,269	193,673
Rayonier, Inc. (REIT)	13,526	383,327
Senior Housing Properties Trust (REIT)	26,668	540,027
Tanger Factory Outlet Centers, Inc. (REIT)	10,583	346,805
Taubman Centers, Inc. (REIT)	6,640	438,373
Uniti Group, Inc. (REIT)*	15,506	400,830
Urban Edge Properties (REIT)	10,137	266,603
Washington Prime Group, Inc. (REIT)	20,327	176,642

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Weingarten Realty Investors (REIT)	12,972	$433,135

		16,924,490

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	5,087	226,473
Jones Lang LaSalle, Inc.	4,994	556,582

		783,055

Total Real Estate		17,707,545

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
Frontier Communications Corp.(x)	128,600	275,204

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	10,313	273,398

Total Telecommunication Services		548,602

Utilities (4.9%)
Electric Utilities (1.7%)
Great Plains Energy, Inc.	23,737	693,595
Hawaiian Electric Industries, Inc.	11,977	398,954
IDACORP, Inc.	5,542	459,764
OGE Energy Corp.	21,994	769,350
PNM Resources, Inc.	8,775	324,675
Westar Energy, Inc.	15,635	848,512

		3,494,850

Gas Utilities (2.0%)
Atmos Energy Corp.	11,483	907,042
National Fuel Gas Co.	9,367	558,461
New Jersey Resources Corp.	9,512	376,675
ONE Gas, Inc.	5,744	388,294
Southwest Gas Holdings, Inc.	5,239	434,365
UGI Corp.	19,084	942,751
WGL Holdings, Inc.	5,660	467,120

		4,074,708

Multi-Utilities (0.9%)
Black Hills Corp.	5,855	389,182
MDU Resources Group, Inc.	21,512	588,782
NorthWestern Corp.	5,308	311,580
Vectren Corp.	9,132	535,227

		1,824,771

Water Utilities (0.3%)
Aqua America, Inc.	19,535	628,050

Total Utilities		10,022,379

Total Common Stocks (90.0%) (Cost $128,829,671)		183,059,380

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	431,794	431,923

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.8%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $750,049, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $765,001.(xx)	$750,000	750,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $600,044, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $612,000.(xx)	600,000	600,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $900,098, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $988,188.(xx)	900,000	900,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $300,024, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $306,001.(xx)	300,000	300,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $899,555, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $917,485.(xx)	899,495	899,495
Macquarie Bank Ltd, 0.81%, dated 3/31/17, due 4/4/17, repurchase price $300,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $306,185.(xx)	300,000	300,000
Macquarie Bank Ltd, 0.83%, dated 3/31/17, due 4/3/17, repurchase price $400,028, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $408,246.(xx)	400,000	400,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $500,082, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $510,069.(xx)	500,000	500,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $500,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $510,036.(xx)	$500,000	$500,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $500,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $510,000.(xx)	500,000	500,000

Total Repurchase Agreements		5,649,495

Total Short-Term Investments (3.0%) (Cost $6,081,415)		6,081,418

Total Investments (93.0%) (Cost $134,911,086)		189,140,798
Other Assets Less Liabilities (7.0%)		14,165,086

Net Assets (100%)		$203,305,884

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $5,515,052. This was secured by cash collateral of $5,649,495 which was subsequently invested in joint repurchase agreements with a total value of $5,649,495, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,449 collateralized by various U.S. Government Treasury Securities, ranging from 0.625% - 3.625%, maturing 05/31/17-02/15/46.

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	116	June-17	$19,935,705	$19,931,120	$(4,585)

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$21,534,533	$—	$—	$21,534,533
Consumer Staples	8,156,416	—	—	8,156,416
Energy	6,105,246	—	—	6,105,246
Financials	29,701,449	—	—	29,701,449
Health Care	14,905,624	—	—	14,905,624
Industrials	27,182,978	—	—	27,182,978
Information Technology	32,609,577	—	—	32,609,577
Materials	14,585,031	—	—	14,585,031
Real Estate	17,707,545	—	—	17,707,545
Telecommunication Services	548,602	—	—	548,602
Utilities	10,022,379	—	—	10,022,379
Short-Term Investments
Investment Companies	431,923	—	—	431,923
Repurchase Agreements	—	5,649,495	—	5,649,495

Total Assets	$183,491,303	$5,649,495	$—	$189,140,798

Liabilities:
Futures	$(4,585)	$—	$—	$(4,585)

Total Liabilities	$(4,585)	$—	$—	$(4,585)

Total	$183,486,718	$5,649,495	$—	$189,136,213

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,761,174
Aggregate gross unrealized depreciation	(7,815,250)

Net unrealized appreciation	$53,945,924

Federal income tax cost of investments	$135,194,874

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	35,334	$663,573
Cooper Tire & Rubber Co.	27,289	1,210,267
Cooper-Standard Holdings, Inc.*	7,088	786,272
Dana, Inc.	69,115	1,334,610
Dorman Products, Inc.*	11,945	981,043
Fox Factory Holding Corp.*	10,420	299,054
Gentherm, Inc.*	17,205	675,296
Horizon Global Corp.*	6,604	91,664
LCI Industries	11,273	1,125,045
Metaldyne Performance Group, Inc.	7,242	165,480
Modine Manufacturing Co.*	20,931	255,358
Motorcar Parts of America, Inc.*	8,741	268,611
Spartan Motors, Inc.	10,659	85,272
Standard Motor Products, Inc.	9,646	474,004
Stoneridge, Inc.*	9,255	167,886
Strattec Security Corp.	1,312	36,474
Superior Industries International, Inc.	11,094	281,233
Tenneco, Inc.	23,992	1,497,580
Tower International, Inc.	9,686	262,491
Unique Fabricating, Inc.	2,000	24,060
Workhorse Group, Inc.(x)*	3,662	9,631

		10,694,904

Automobiles (0.0%)
Winnebago Industries, Inc.	11,575	338,569

Distributors (0.1%)
Core-Mark Holding Co., Inc.	20,807	648,970
Weyco Group, Inc.	2,196	61,664

		710,634

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	5,184	118,714
Ascent Capital Group, Inc., Class A*	3,490	49,314
Bridgepoint Education, Inc.*	5,396	57,575
Bright Horizons Family Solutions, Inc.*	19,803	1,435,519
Cambium Learning Group, Inc.*	4,687	22,966
Capella Education Co.	5,744	488,384
Career Education Corp.*	31,305	272,354
Carriage Services, Inc.	4,800	130,176
Chegg, Inc.(x)*	37,080	312,955
Collectors Universe, Inc.	2,757	71,958
DeVry Education Group, Inc.	29,606	1,049,533
Grand Canyon Education, Inc.*	20,933	1,499,011
Houghton Mifflin Harcourt Co.*	56,599	574,480
K12, Inc.*	15,467	296,193
Laureate Education, Inc., Class A*	8,392	119,754
Liberty Tax, Inc.(x)	1,903	27,118
Regis Corp.*	17,503	205,135
Sotheby’s(x)*	23,117	1,051,361
Strayer Education, Inc.	5,569	448,249
Weight Watchers International, Inc.(x)*	13,354	207,922

		8,438,671

Hotels, Restaurants & Leisure (2.7%)
Belmond Ltd., Class A*	38,410	464,761
Biglari Holdings, Inc.*	525	226,790
BJ’s Restaurants, Inc.*	8,361	337,784
Bloomin’ Brands, Inc.	51,580	1,017,673
Bob Evans Farms, Inc.	9,029	585,711
Bojangles’, Inc.*	5,385	110,393
Boyd Gaming Corp.*	40,322	887,487
Buffalo Wild Wings, Inc.*	7,867	1,201,684
Caesars Acquisition Co., Class A*	22,263	342,850
Caesars Entertainment Corp.(x)*	26,520	253,266
Carrols Restaurant Group, Inc.*	11,936	168,894
Century Casinos, Inc.*	6,670	50,425
Cheesecake Factory, Inc. (The)	21,105	1,337,213
Churchill Downs, Inc.	6,311	1,002,502
Chuy’s Holdings, Inc.*	7,750	230,950
ClubCorp Holdings, Inc.	27,243	437,250
Cracker Barrel Old Country Store, Inc.(x)	8,768	1,396,304
Dave & Buster’s Entertainment, Inc.*	17,408	1,063,455
Del Frisco’s Restaurant Group, Inc.*	7,340	132,487
Del Taco Restaurants, Inc.*	7,564	100,299
Denny’s Corp.*	34,611	428,138
DineEquity, Inc.	8,528	464,094
El Pollo Loco Holdings, Inc.(x)*	6,739	80,531
Eldorado Resorts, Inc.*	12,209	231,055
Empire Resorts, Inc.*	1,255	30,434
Fiesta Restaurant Group, Inc.*	13,597	329,047
Fogo De Chao, Inc.*	1,542	25,058
Golden Entertainment, Inc.	3,437	45,472
Habit Restaurants, Inc. (The), Class A(x)*	4,103	72,623
ILG, Inc.	52,373	1,097,738
International Speedway Corp., Class A	12,131	448,240
Intrawest Resorts Holdings, Inc.*	4,596	114,946
Isle of Capri Casinos, Inc.*	10,958	288,853
J Alexander’s Holdings, Inc.*	5,192	52,180
Jack in the Box, Inc.	15,214	1,547,567
Jamba, Inc.(x)*	3,769	34,109
Kona Grill, Inc.(x)*	2,920	18,396
La Quinta Holdings, Inc.*	41,167	556,578
Lindblad Expeditions Holdings, Inc.*	4,784	42,865
Luby’s, Inc.*	6,217	19,335
Marcus Corp. (The)	8,162	262,000
Marriott Vacations Worldwide Corp.	10,398	1,039,072
Monarch Casino & Resort, Inc.*	3,550	104,867
Nathan’s Famous, Inc.*	990	62,024
Noodles & Co.(x)*	3,700	21,275
Papa John’s International, Inc.	13,003	1,040,760
Penn National Gaming, Inc.*	34,978	644,645
Pinnacle Entertainment, Inc.*	26,483	516,948
Planet Fitness, Inc., Class A	11,169	215,227
Potbelly Corp.*	7,923	110,130
Red Lion Hotels Corp.*	4,169	29,391
Red Robin Gourmet Burgers, Inc.*	6,583	384,776
Red Rock Resorts, Inc., Class A	14,172	314,335
Ruby Tuesday, Inc.*	22,439	63,054
Ruth’s Hospitality Group, Inc.	15,468	310,133
Scientific Games Corp., Class A*	25,222	596,500
SeaWorld Entertainment, Inc.	31,428	574,190
Shake Shack, Inc., Class A(x)*	7,424	247,962
Sonic Corp.	21,331	540,954
Speedway Motorsports, Inc.	6,754	127,245
Texas Roadhouse, Inc.	30,730	1,368,407
Wingstop, Inc.	7,587	214,560
Zoe’s Kitchen, Inc.(x)*	9,444	174,714

		26,238,606

Household Durables (1.2%)
AV Homes, Inc.*	4,592	75,538
Bassett Furniture Industries, Inc.	3,357	90,303
Beazer Homes USA, Inc.*	9,392	113,925
Cavco Industries, Inc.*	4,163	484,573
Century Communities, Inc.*	5,015	127,381
CSS Industries, Inc.	3,078	79,782

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Ethan Allen Interiors, Inc.	13,439	$411,905
Flexsteel Industries, Inc.	2,031	102,362
GoPro, Inc., Class A(x)*	45,997	400,174
Green Brick Partners, Inc.*	7,396	73,590
Helen of Troy Ltd.*	13,420	1,264,165
Hooker Furniture Corp.	3,722	115,568
Hovnanian Enterprises, Inc., Class A*	41,904	95,122
Installed Building Products, Inc.*	9,310	491,103
iRobot Corp.(x)*	12,349	816,763
KB Home(x)	38,334	762,080
La-Z-Boy, Inc.	24,333	656,991
LGI Homes, Inc.(x)*	7,505	254,495
Libbey, Inc.	10,476	152,740
Lifetime Brands, Inc.	3,847	77,325
M/I Homes, Inc.*	10,440	255,780
MDC Holdings, Inc.	21,055	632,703
Meritage Homes Corp.*	18,439	678,555
NACCO Industries, Inc., Class A	1,149	80,200
New Home Co., Inc. (The)*	3,541	37,039
Taylor Morrison Home Corp., Class A*	16,039	341,951
TopBuild Corp.*	17,682	831,054
TRI Pointe Group, Inc.*	70,254	880,985
UCP, Inc., Class A*	2,453	24,898
Universal Electronics, Inc.*	7,240	495,940
William Lyon Homes, Class A(x)*	8,126	167,558
ZAGG, Inc.*	8,920	64,224

		11,136,772

Internet & Direct Marketing Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	14,037	143,177
Duluth Holdings, Inc., Class B(x)*	5,744	122,290
Etsy, Inc.*	48,117	511,484
FTD Cos., Inc.*	7,410	149,237
Gaia, Inc.*	2,502	24,895
HSN, Inc.	14,558	540,102
Lands’ End, Inc.(x)*	7,070	151,652
Liberty TripAdvisor Holdings, Inc., Class A*	34,263	483,108
Nutrisystem, Inc.	14,319	794,705
Overstock.com, Inc.*	4,413	75,904
PetMed Express, Inc.(x)	6,529	131,494
Shutterfly, Inc.*	16,681	805,524
Wayfair, Inc., Class A(x)*	14,544	588,887

		4,522,459

Leisure Products (0.2%)
Acushnet Holdings Corp.*	5,765	99,619
American Outdoor Brands Corp.(x)*	26,515	525,262
Callaway Golf Co.	45,646	505,301
Escalade, Inc.	3,412	44,015
JAKKS Pacific, Inc.*	5,660	31,130
Johnson Outdoors, Inc., Class A	1,620	59,130
Malibu Boats, Inc., Class A*	6,380	143,231
Marine Products Corp.	6,663	72,427
MCBC Holdings, Inc.	2,165	35,008
Nautilus, Inc.*	14,647	267,308
Sturm Ruger & Co., Inc.(x)	8,707	466,260

		2,248,691

Media (1.5%)
AMC Entertainment Holdings, Inc., Class A	24,450	768,953
Central European Media Enterprises Ltd., Class A(x)*	26,936	83,502
Daily Journal Corp.(x)*	331	70,930
Entercom Communications Corp., Class A	9,900	141,570
Entravision Communications Corp., Class A	23,378	144,944
Eros International plc(x)*	13,841	142,562
EW Scripps Co. (The), Class A*	27,809	651,843
Gannett Co., Inc.	53,813	450,953
Global Eagle Entertainment, Inc.(x)*	23,013	73,411
Gray Television, Inc.*	29,036	421,022
Hemisphere Media Group, Inc.*	3,453	40,573
IMAX Corp.*	27,969	950,946
Liberty Media Corp-Liberty Braves, Class A*	4,811	115,175
Liberty Media Corp-Liberty Braves, Class C*	14,840	350,966
Liberty Media Corp-Liberty Formula One, Class A*	10,683	349,334
Liberty Media Corp-Liberty Formula One, Class C*	21,130	721,590
Loral Space & Communications, Inc.*	5,724	225,526
MDC Partners, Inc., Class A(x)	25,079	235,743
Meredith Corp.	17,175	1,109,505
MSG Networks, Inc., Class A*	27,438	640,677
National CineMedia, Inc.	29,735	375,553
New Media Investment Group, Inc.	18,928	268,967
New York Times Co. (The), Class A	58,792	846,605
Nexstar Media Group, Inc., Class A	19,807	1,389,460
Radio One, Inc., Class D*	7,709	25,440
Reading International, Inc., Class A*	5,974	92,836
Saga Communications, Inc., Class A	1,189	60,698
Salem Media Group, Inc.	3,362	25,047
Scholastic Corp.	13,621	579,846
Sinclair Broadcast Group, Inc., Class A	32,023	1,296,931
Time, Inc.	50,540	977,949
Townsquare Media, Inc., Class A*	2,850	34,713
tronc, Inc.(x)*	9,465	131,753
World Wrestling Entertainment, Inc., Class A(x)	16,214	360,275

		14,155,798

Multiline Retail (0.2%)
Big Lots, Inc.(x)	21,075	1,025,931
Fred’s, Inc., Class A(x)	14,349	187,972
Ollie’s Bargain Outlet Holdings, Inc.*	9,690	324,615
Sears Holdings Corp.(x)*	8,488	97,527
Tuesday Morning Corp.*	14,982	56,183

		1,692,228

Specialty Retail (2.0%)
Aaron’s, Inc.	30,123	895,858
Abercrombie & Fitch Co., Class A	31,903	380,603
American Eagle Outfitters, Inc.	76,973	1,079,931
America’s Car-Mart, Inc.*	2,233	81,393
Asbury Automotive Group, Inc.*	9,273	557,307
Ascena Retail Group, Inc.(x)*	80,119	341,307
At Home Group, Inc.(x)*	2,801	42,463
Barnes & Noble Education, Inc.*	13,427	128,765
Barnes & Noble, Inc.	26,935	249,149
Big 5 Sporting Goods Corp.	5,796	87,520
Boot Barn Holdings, Inc.(x)*	4,338	42,903
Buckle, Inc. (The)(x)	13,413	249,482
Build-A-Bear Workshop, Inc.*	4,571	40,453
Caleres, Inc.	21,227	560,817
Camping World Holdings, Inc., Class A(x)	3,350	108,004
Cato Corp. (The), Class A	12,871	282,647
Chico’s FAS, Inc.	63,126	896,389

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Children’s Place, Inc. (The)	8,510	$1,021,626
Citi Trends, Inc.	4,450	75,650
Conn’s, Inc.(x)*	11,076	96,915
Container Store Group, Inc. (The)*	5,905	24,978
Destination XL Group, Inc.*	12,792	36,457
DSW, Inc., Class A	30,956	640,170
Express, Inc.*	36,271	330,429
Finish Line, Inc. (The), Class A	19,227	273,600
Five Below, Inc.*	25,360	1,098,343
Francesca’s Holdings Corp.*	19,469	298,849
Genesco, Inc.*	9,872	547,402
GNC Holdings, Inc., Class A(x)	32,369	238,236
Group 1 Automotive, Inc.	9,942	736,503
Guess?, Inc.	28,153	313,906
Haverty Furniture Cos., Inc.	6,067	147,731
Hibbett Sports, Inc.*	11,963	352,909
Kirkland’s, Inc.*	4,557	56,507
Lithia Motors, Inc., Class A	10,811	925,962
Lumber Liquidators Holdings, Inc.(x)*	8,678	182,151
MarineMax, Inc.*	8,328	180,301
Monro Muffler Brake, Inc.	15,073	785,303
Office Depot, Inc.	234,236	1,092,711
Party City Holdco, Inc.(x)*	14,569	204,694
Pier 1 Imports, Inc.	37,693	269,882
Rent-A-Center, Inc.(x)	26,355	233,769
RH(x)*	17,168	794,192
Sears Hometown and Outlet Stores, Inc.(x)*	3,158	12,316
Select Comfort Corp.*	20,679	512,632
Shoe Carnival, Inc.	5,664	139,164
Sonic Automotive, Inc., Class A	12,628	253,191
Sportsman’s Warehouse Holdings, Inc.(x)*	8,756	41,854
Stage Stores, Inc.(x)	9,891	25,618
Stein Mart, Inc.	9,876	29,727
Tailored Brands, Inc.	23,354	348,909
Tile Shop Holdings, Inc.	15,329	295,083
Tilly’s, Inc., Class A	4,177	37,677
Vitamin Shoppe, Inc.*	11,206	225,801
West Marine, Inc.*	5,865	55,952
Winmark Corp.	786	88,818
Zumiez, Inc.*	5,961	109,086

		19,159,995

Textiles, Apparel & Luxury Goods (0.6%)
Columbia Sportswear Co.	12,711	746,771
Crocs, Inc.*	36,418	257,475
Culp, Inc.	3,674	114,629
Deckers Outdoor Corp.*	15,641	934,237
Delta Apparel, Inc.*	2,321	40,919
Fossil Group, Inc.(x)*	19,082	332,981
G-III Apparel Group Ltd.*	20,090	439,770
Iconix Brand Group, Inc.*	14,979	112,642
Movado Group, Inc.	7,151	178,417
Oxford Industries, Inc.	7,209	412,787
Perry Ellis International, Inc.*	4,401	94,533
Sequential Brands Group, Inc.(x)*	14,363	55,872
Steven Madden Ltd.*	27,138	1,046,171
Superior Uniform Group, Inc.	2,487	46,258
Unifi, Inc.*	4,906	139,281
Vera Bradley, Inc.*	6,780	63,122
Vince Holding Corp.(x)*	7,296	11,309
Wolverine World Wide, Inc.	45,460	1,135,137

		6,162,311

Total Consumer Discretionary		105,499,638

Consumer Staples (2.6%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A(x)*	4,296	621,416
Coca-Cola Bottling Co. Consolidated	1,933	398,237
Craft Brew Alliance, Inc.*	3,770	50,330
MGP Ingredients, Inc.(x)	5,844	316,920
National Beverage Corp.	4,989	421,720
Primo Water Corp.(x)*	6,947	94,340

		1,902,963

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	13,134	497,779
Chefs’ Warehouse, Inc. (The)*	5,882	81,760
Ingles Markets, Inc., Class A	6,714	289,709
Natural Grocers by Vitamin Cottage, Inc.*	3,202	33,269
Performance Food Group Co.*	17,150	408,170
PriceSmart, Inc.	8,829	814,034
Smart & Final Stores, Inc.*	12,564	152,024
SpartanNash Co.	17,293	605,082
SUPERVALU, Inc.*	125,559	484,658
United Natural Foods, Inc.*	23,146	1,000,601
Village Super Market, Inc., Class A	2,626	69,589
Weis Markets, Inc.	5,271	314,415

		4,751,090

Food Products (1.2%)
AdvancePierre Foods Holdings, Inc.	10,165	316,843
Alico, Inc.	1,362	35,957
Amplify Snack Brands, Inc.(x)*	15,024	126,202
B&G Foods, Inc.(x)	30,058	1,209,835
Calavo Growers, Inc.(x)	7,528	456,197
Cal-Maine Foods, Inc.(x)	14,452	531,834
Darling Ingredients, Inc.*	75,570	1,097,276
Dean Foods Co.	42,913	843,670
Farmer Brothers Co.*	3,770	133,270
Fresh Del Monte Produce, Inc.	15,254	903,494
Freshpet, Inc.(x)*	7,330	80,630
Inventure Foods, Inc.(x)*	7,039	31,112
J&J Snack Foods Corp.	7,271	985,657
John B Sanfilippo & Son, Inc.	3,637	266,192
Lancaster Colony Corp.	8,636	1,112,662
Landec Corp.*	8,195	98,340
Lifeway Foods, Inc.*	1,440	15,451
Limoneira Co.	3,973	83,075
Omega Protein Corp.	8,826	176,961
Sanderson Farms, Inc.(x)	9,214	956,782
Seaboard Corp.	119	496,166
Seneca Foods Corp., Class A*	2,264	81,730
Snyder’s-Lance, Inc.	36,161	1,457,650
Tootsie Roll Industries, Inc.(x)	9,219	344,330

		11,841,316

Household Products (0.3%)
Central Garden & Pet Co.*	3,071	113,842
Central Garden & Pet Co., Class A*	17,153	595,552
HRG Group, Inc.*	54,445	1,051,877
Oil-Dri Corp. of America	2,026	75,509
Orchids Paper Products Co.(x)	3,635	87,240
WD-40 Co.	6,444	702,074

		2,626,094

Personal Products (0.2%)
Avon Products, Inc.*	202,381	890,476
elf Beauty, Inc.(x)*	2,367	68,170
Inter Parfums, Inc.	7,197	263,050
Lifevantage Corp.(x)*	4,539	24,374
Medifast, Inc.	4,688	208,007
Natural Health Trends Corp.(x)	2,350	67,915

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Nature’s Sunshine Products, Inc.	3,975	$39,750
Nutraceutical International Corp.	2,536	78,996
Revlon, Inc., Class A*	3,768	104,939
Synutra International, Inc.*	8,006	47,636
USANA Health Sciences, Inc.*	5,752	331,315

		2,124,628

Tobacco (0.2%)
Alliance One International, Inc.*	2,644	33,975
Turning Point Brands, Inc.*	1,883	29,375
Universal Corp.	11,284	798,343
Vector Group Ltd.(x)	42,996	894,317

		1,756,010

Total Consumer Staples		25,002,101

Energy (3.1%)
Energy Equipment & Services (1.0%)
Archrock, Inc.	32,251	399,912
Atwood Oceanics, Inc.(x)*	32,399	308,762
Bristow Group, Inc.	17,545	266,859
CARBO Ceramics, Inc.(x)*	10,960	142,918
Dawson Geophysical Co.*	6,421	35,701
Era Group, Inc.*	6,399	84,851
Exterran Corp.*	14,229	447,502
Fairmount Santrol Holdings, Inc.(x)*	38,742	283,979
Forum Energy Technologies, Inc.*	31,406	650,104
Geospace Technologies Corp.*	4,683	76,005
Helix Energy Solutions Group, Inc.*	60,783	472,284
Hornbeck Offshore Services, Inc.(x)*	10,930	48,420
Independence Contract Drilling, Inc.*	9,614	52,973
Keane Group, Inc.*	9,355	133,777
Mammoth Energy Services, Inc.*	1,380	29,684
Matrix Service Co.*	14,183	234,020
McDermott International, Inc.*	110,742	747,509
Natural Gas Services Group, Inc.*	4,398	114,568
Newpark Resources, Inc.*	35,698	289,154
Oil States International, Inc.*	24,582	814,892
Parker Drilling Co.*	39,921	69,862
PHI, Inc. (Non-Voting)*	6,865	82,243
Pioneer Energy Services Corp.*	35,373	141,492
RigNet, Inc.*	5,096	109,309
SEACOR Holdings, Inc.*	7,736	535,254
Seadrill Ltd.(x)*	177,983	293,672
Smart Sand, Inc.*	3,172	51,545
Tesco Corp.*	17,953	144,522
TETRA Technologies, Inc.*	44,763	182,185
Tidewater, Inc.(x)*	22,547	25,929
Unit Corp.*	23,049	556,864
US Silica Holdings, Inc.	33,923	1,627,964
Willbros Group, Inc.*	13,744	37,659

		9,492,374

Oil, Gas & Consumable Fuels (2.1%)
Abraxas Petroleum Corp.*	58,613	118,398
Adams Resources & Energy, Inc.	640	23,904
Alon USA Energy, Inc.	15,190	185,166
Ardmore Shipping Corp.	10,519	84,678
Bill Barrett Corp.*	16,413	74,679
California Resources Corp.(x)*	14,860	223,494
Callon Petroleum Co.*	85,328	1,122,916
Carrizo Oil & Gas, Inc.*	28,268	810,161
Clayton Williams Energy, Inc.*	3,167	418,297
Clean Energy Fuels Corp.*	43,280	110,364
Cobalt International Energy, Inc.(x)*	191,014	101,887
Contango Oil & Gas Co.*	10,624	77,768
CVR Energy, Inc.(x)	8,906	178,832
Delek US Holdings, Inc.	28,438	690,190
Denbury Resources, Inc.*	165,492	426,969
DHT Holdings, Inc.	47,464	212,164
Dorian LPG Ltd.*	7,820	82,345
Earthstone Energy, Inc.(x)*	375	4,785
Eclipse Resources Corp.*	34,966	88,814
EP Energy Corp., Class A(x)*	24,942	118,475
Erin Energy Corp.*	5,390	12,936
Evolution Petroleum Corp.	8,139	65,112
EXCO Resources, Inc.(x)*	47,352	29,354
Frontline Ltd.(x)	30,500	205,570
GasLog Ltd.(x)	18,974	291,251
Gener8 Maritime, Inc.*	12,955	73,455
Golar LNG Ltd.	42,533	1,187,947
Green Plains, Inc.	18,817	465,721
International Seaways, Inc.*	4,659	89,080
Isramco, Inc.*	329	38,542
Jagged Peak Energy, Inc.*	8,215	107,124
Jones Energy, Inc., Class A(x)*	20,171	51,435
Matador Resources Co.*	38,414	913,869
Navios Maritime Acquisition Corp.	29,856	51,352
Nordic American Tankers Ltd.(x)	45,221	369,908
Northern Oil and Gas, Inc.(x)*	28,289	73,551
Oasis Petroleum, Inc.*	107,715	1,536,016
Overseas Shipholding Group, Inc., Class A*	16,675	64,366
Pacific Ethanol, Inc.*	7,815	53,533
Panhandle Oil and Gas, Inc., Class A	7,639	146,669
Par Pacific Holdings, Inc.(x)*	11,512	189,833
PDC Energy, Inc.*	25,876	1,613,369
Renewable Energy Group, Inc.*	12,574	131,398
REX American Resources Corp.*	3,152	285,224
Ring Energy, Inc.*	13,342	144,360
RSP Permian, Inc.*	44,495	1,843,429
Sanchez Energy Corp.(x)*	27,417	261,558
Scorpio Tankers, Inc.	80,064	355,484
SemGroup Corp., Class A	30,348	1,092,528
Ship Finance International Ltd.(x)	31,690	465,843
SRC ENERGY, Inc.(x)*	83,449	704,310
Teekay Corp.	23,243	212,673
Teekay Tankers Ltd., Class A	51,275	105,114
W&T Offshore, Inc.(x)*	20,581	57,009
Western Refining, Inc.	36,542	1,281,528
Westmoreland Coal Co.*	7,624	110,700
WildHorse Resource Development Corp.*	4,911	61,093

		19,896,530

Total Energy		29,388,904

Financials (17.2%)
Banks (10.0%)
1st Source Corp.	7,276	341,608
Access National Corp.(x)	2,901	87,088
ACNB Corp.(x)	1,848	53,315
Allegiance Bancshares, Inc.*	4,090	152,148
American National Bankshares, Inc.	3,004	111,899
Ameris Bancorp	16,237	748,526
Ames National Corp.	2,948	90,209
Arrow Financial Corp.	4,190	142,041
Atlantic Capital Bancshares, Inc.*	6,233	118,115
Banc of California, Inc.(x)	22,729	470,490
BancFirst Corp.	3,367	302,693
Banco Latinoamericano de Comercio Exterior SA, Class E	16,220	449,943
Bancorp, Inc. (The)*	17,886	91,219
BancorpSouth, Inc.	39,843	1,205,251
Bank of Marin Bancorp	2,257	145,238

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of NT Butterfield & Son Ltd. (The)	2,463	$78,594
Bank of the Ozarks, Inc.	40,116	2,086,432
Bankwell Financial Group, Inc.	1,855	63,793
Banner Corp.	13,850	770,614
Bar Harbor Bankshares	5,113	169,138
Berkshire Hills Bancorp, Inc.	16,295	587,435
Blue Hills Bancorp, Inc.	9,865	176,090
BNC Bancorp	18,076	633,564
Boston Private Financial Holdings, Inc.	40,368	662,035
Bridge Bancorp, Inc.	7,826	273,910
Brookline Bancorp, Inc.	35,401	554,026
Bryn Mawr Bank Corp.	7,064	279,028
BSB Bancorp, Inc.*	3,360	94,920
C&F Financial Corp.	1,006	46,578
Camden National Corp.	7,092	312,332
Capital Bank Financial Corp., Class A	12,303	533,950
Capital City Bank Group, Inc.	4,038	86,373
Cardinal Financial Corp.	14,536	435,208
Carolina Financial Corp.	3,576	107,280
Cascade Bancorp*	19,180	147,878
Cathay General Bancorp	34,756	1,309,606
CenterState Banks, Inc.	21,739	563,040
Central Pacific Financial Corp.	13,247	404,563
Central Valley Community Bancorp	2,683	55,002
Century Bancorp, Inc., Class A	1,195	72,686
Chemical Financial Corp.	29,697	1,519,002
Chemung Financial Corp.	937	37,012
Citizens & Northern Corp.	4,267	99,336
City Holding Co.	6,810	439,109
CNB Financial Corp.	5,400	129,006
CoBiz Financial, Inc.	17,098	287,246
Codorus Valley Bancorp, Inc.(x)	2,519	65,267
Columbia Banking System, Inc.	26,563	1,035,691
Community Bank System, Inc.	20,604	1,132,808
Community Trust Bancorp, Inc.	7,261	332,191
ConnectOne Bancorp, Inc.	13,889	336,808
County Bancorp, Inc.	1,388	40,335
CU Bancorp*	7,510	297,772
Customers Bancorp, Inc.*	12,345	389,238
CVB Financial Corp.	46,456	1,026,213
Eagle Bancorp, Inc.*	14,050	838,785
Enterprise Bancorp, Inc.	2,507	87,143
Enterprise Financial Services Corp.	9,199	390,038
Equity Bancshares, Inc., Class A*	1,580	50,197
Farmers Capital Bank Corp.	2,880	116,352
Farmers National Banc Corp.	8,181	117,397
FB Financial Corp.*	557	19,696
FCB Financial Holdings, Inc., Class A*	13,950	691,223
Fidelity Southern Corp.	8,209	183,717
Financial Institutions, Inc.	5,372	177,007
First Bancorp	9,131	267,447
First BanCorp*	54,766	309,428
First Bancorp, Inc.	4,683	127,612
First Busey Corp.	13,580	399,252
First Business Financial Services, Inc.	3,354	87,070
First Citizens BancShares, Inc., Class A	3,386	1,135,563
First Commonwealth Financial Corp.	40,876	542,016
First Community Bancshares, Inc.	5,857	146,249
First Community Financial Partners, Inc.*	4,007	51,089
First Connecticut Bancorp, Inc.	5,623	139,450
First Financial Bancorp	29,811	818,312
First Financial Bankshares, Inc.(x)	30,585	1,226,459
First Financial Corp.	4,484	212,990
First Financial Northwest, Inc.	2,694	47,603
First Foundation, Inc.*	9,592	148,772
First Internet Bancorp	1,673	49,354
First Interstate BancSystem, Inc., Class A	9,248	366,683
First Merchants Corp.	18,693	735,009
First Mid-Illinois Bancshares, Inc.	1,693	57,291
First Midwest Bancorp, Inc.	36,815	871,779
First NBC Bank Holding Co.(x)*	7,570	30,280
First Northwest Bancorp*	3,516	54,498
First of Long Island Corp. (The)	8,961	242,395
Flushing Financial Corp.	12,977	348,692
FNB Corp.	144,494	2,148,625
Franklin Financial Network, Inc.*	3,874	150,118
Fulton Financial Corp.	81,539	1,455,471
German American Bancorp, Inc.	6,754	319,734
Glacier Bancorp, Inc.	36,292	1,231,388
Great Southern Bancorp, Inc.	4,693	236,997
Great Western Bancorp, Inc.	27,184	1,152,873
Green Bancorp, Inc.*	7,170	127,626
Guaranty Bancorp	5,866	142,837
Hancock Holding Co.	37,607	1,712,999
Hanmi Financial Corp.	15,535	477,701
HarborOne Bancorp, Inc.*	7,016	133,234
Heartland Financial USA, Inc.	9,987	498,851
Heritage Commerce Corp.	8,229	116,029
Heritage Financial Corp.	14,908	368,973
Heritage Oaks Bancorp	8,413	112,314
Hilltop Holdings, Inc.	35,419	972,960
Home BancShares, Inc.	54,636	1,478,997
HomeTrust Bancshares, Inc.*	6,369	149,672
Hope Bancorp, Inc.	61,352	1,176,118
Horizon Bancorp	7,418	194,500
IBERIABANK Corp.	21,392	1,692,107
Independent Bank Corp (Nasdaq Stock Exchange)	12,056	783,640
Independent Bank Corp.(Berlin Stock Exchange)	7,160	148,212
Independent Bank Group, Inc.	5,535	355,901
International Bancshares Corp.	25,219	892,753
Investors Bancorp, Inc.	139,864	2,011,243
Lakeland Bancorp, Inc.	18,503	362,659
Lakeland Financial Corp.	11,164	481,392
LCNB Corp.	2,553	60,889
LegacyTexas Financial Group, Inc.	20,385	813,362
Live Oak Bancshares, Inc.(x)	7,310	158,262
Macatawa Bank Corp.	8,822	87,161
MainSource Financial Group, Inc.	10,767	354,557
MB Financial, Inc.	35,449	1,517,926
MBT Financial Corp.	5,663	64,275
Mercantile Bank Corp.	5,986	205,918
Merchants Bancshares, Inc.	1,822	88,731
Middleburg Financial Corp.	1,461	58,498
Midland States Bancorp, Inc.	3,392	116,651
MidWestOne Financial Group, Inc.	2,862	98,138
MutualFirst Financial, Inc.	1,583	49,944
National Bank Holdings Corp., Class A	11,859	385,418
National Bankshares, Inc.(x)	2,474	92,899
National Commerce Corp.*	2,986	109,288
NBT Bancorp, Inc.	19,340	716,934
Nicolet Bankshares, Inc.*	2,675	126,635
Northrim BanCorp, Inc.	2,095	62,955
OFG Bancorp	18,033	212,789
Old Line Bancshares, Inc.	2,594	73,877

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Old National Bancorp	58,512	$1,015,183
Old Second Bancorp, Inc.	8,779	98,764
Opus Bank	7,506	151,246
Orrstown Financial Services, Inc.	2,123	47,449
Pacific Continental Corp.	6,592	161,504
Pacific Mercantile Bancorp*	4,665	35,221
Pacific Premier Bancorp, Inc.*	12,769	492,245
Park National Corp.	6,454	678,961
Park Sterling Corp.	20,536	252,798
Peapack Gladstone Financial Corp.	5,646	167,065
Penns Woods Bancorp, Inc.	1,629	70,780
Peoples Bancorp, Inc.	6,279	198,793
Peoples Financial Services Corp.	2,392	99,986
People’s Utah Bancorp	4,691	124,077
Pinnacle Financial Partners, Inc.	20,013	1,329,864
Preferred Bank	5,028	269,802
Premier Financial Bancorp, Inc.	2,844	59,809
PrivateBancorp, Inc.	37,138	2,204,882
Prosperity Bancshares, Inc.	31,049	2,164,425
QCR Holdings, Inc.	4,402	186,425
Renasant Corp.	20,327	806,779
Republic Bancorp, Inc., Class A	4,395	151,144
Republic First Bancorp, Inc.*	13,954	115,818
S&T Bancorp, Inc.	15,830	547,718
Sandy Spring Bancorp, Inc.	10,900	446,791
Seacoast Banking Corp. of Florida*	12,679	304,042
ServisFirst Bancshares, Inc.	21,609	786,135
Shore Bancshares, Inc.	3,887	64,952
Sierra Bancorp	3,926	107,690
Simmons First National Corp., Class A	14,015	772,927
South State Corp.	11,568	1,033,601
Southern First Bancshares, Inc.*	1,836	59,945
Southern National Bancorp of Virginia, Inc.	3,379	57,206
Southside Bancshares, Inc.	11,674	391,896
Southwest Bancorp, Inc.	6,973	182,344
State Bank Financial Corp.	16,670	435,420
Sterling Bancorp	59,550	1,411,335
Stock Yards Bancorp, Inc.	10,481	426,053
Stonegate Bank	4,744	223,395
Suffolk Bancorp	200	8,082
Summit Financial Group, Inc.(x)	2,579	55,552
Sun Bancorp, Inc.	3,793	92,549
Texas Capital Bancshares, Inc.*	22,661	1,891,060
Tompkins Financial Corp.	6,980	562,239
Towne Bank	25,276	818,942
TriCo Bancshares	10,759	382,267
TriState Capital Holdings, Inc.*	8,322	194,319
Triumph Bancorp, Inc.*	5,829	150,388
Trustmark Corp.	30,864	981,167
UMB Financial Corp.	20,593	1,550,859
Umpqua Holdings Corp.	103,880	1,842,831
Union Bankshares Corp.	21,311	749,721
Union Bankshares, Inc.(x)	1,172	50,337
United Bankshares, Inc.(x)	31,993	1,351,704
United Community Banks, Inc.	33,246	920,582
Univest Corp. of Pennsylvania	11,523	298,446
Valley National Bancorp	113,473	1,338,981
Veritex Holdings, Inc.*	3,220	90,546
Washington Trust Bancorp, Inc.	7,734	381,286
WashingtonFirst Bankshares, Inc.	3,201	89,628
Webster Financial Corp.	42,186	2,110,986
WesBanco, Inc.	18,478	704,197
West Bancorporation, Inc.	5,633	129,277
Westamerica Bancorporation	12,190	680,568
Wintrust Financial Corp.	24,022	1,660,401
Xenith Bankshares, Inc.*	3,488	88,491

		97,118,647

Capital Markets (1.3%)
Actua Corp.*	13,938	195,829
Arlington Asset Investment Corp., Class A(x)	10,020	141,583
Associated Capital Group, Inc., Class A	2,709	97,930
B. Riley Financial, Inc.	2,838	42,570
BGC Partners, Inc., Class A	101,810	1,156,562
Cohen & Steers, Inc.	10,792	431,356
Cowen Group, Inc., Class A(x)*	11,341	169,548
Diamond Hill Investment Group, Inc.	1,419	276,066
Evercore Partners, Inc., Class A	18,366	1,430,711
FBR & Co.	1,853	33,447
Fifth Street Asset Management, Inc.	2,770	12,742
Financial Engines, Inc.	26,286	1,144,755
GAIN Capital Holdings, Inc.	13,627	113,513
GAMCO Investors, Inc., Class A	2,931	86,728
Greenhill & Co., Inc.	14,674	429,948
Hennessy Advisors, Inc.	1,402	23,568
Houlihan Lokey, Inc.	5,898	203,186
INTL. FCStone, Inc.*	6,578	249,701
Investment Technology Group, Inc.	17,100	346,275
Janus Capital Group, Inc.	70,775	934,230
KCG Holdings, Inc., Class A*	20,302	361,985
Ladenburg Thalmann Financial Services, Inc.*	40,082	99,403
Manning & Napier, Inc.	4,635	26,420
Medley Management, Inc., Class A	2,755	22,867
Moelis & Co., Class A	7,878	303,303
OM Asset Management plc	16,914	255,740
Oppenheimer Holdings, Inc., Class A	4,454	76,163
Piper Jaffray Cos	7,208	460,231
PJT Partners, Inc., Class A	7,534	264,368
Pzena Investment Management, Inc., Class A	7,466	73,465
Safeguard Scientifics, Inc.*	7,890	100,203
Silvercrest Asset Management Group, Inc., Class A	2,079	27,651
Stifel Financial Corp.*	30,222	1,516,842
Virtu Financial, Inc., Class A	13,837	235,229
Virtus Investment Partners, Inc.	2,141	226,732
Waddell & Reed Financial, Inc., Class A	36,728	624,376
Walter Investment Management Corp.(x)*	11,391	12,302
Westwood Holdings Group, Inc.	2,902	154,996
Wins Finance Holdings, Inc.(x)*	200	28,998
WisdomTree Investments, Inc.(x)	56,764	515,417

		12,906,939

Consumer Finance (0.5%)
Encore Capital Group, Inc.(x)*	10,224	314,899
Enova International, Inc.*	11,501	170,790
EZCORP, Inc., Class A*	21,728	177,083
FirstCash, Inc.	22,397	1,100,812
Green Dot Corp., Class A*	19,157	639,078
LendingClub Corp.*	150,878	828,320
Nelnet, Inc., Class A	10,202	447,460
PRA Group, Inc.*	21,995	729,134
Regional Management Corp.*	3,907	75,913
World Acceptance Corp.(x)*	3,332	172,531

		4,656,020

Diversified Financial Services (0.1%)
FNFV Group*	32,956	436,668

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Marlin Business Services Corp.	2,740	$70,555
NewStar Financial, Inc.	10,580	111,936
On Deck Capital, Inc.(x)*	20,901	105,341
PICO Holdings, Inc.*	8,124	113,736
Tiptree, Inc.	8,038	58,677

		896,913

Insurance (2.2%)
Ambac Financial Group, Inc.*	22,175	418,221
American Equity Investment Life Holding Co.	39,936	943,688
AMERISAFE, Inc.	9,102	590,720
Argo Group International Holdings Ltd.	13,438	911,096
Atlas Financial Holdings, Inc.*	3,395	46,342
Baldwin & Lyons, Inc., Class B	3,526	86,211
Blue Capital Reinsurance Holdings Ltd.	1,799	34,721
Citizens, Inc.(x)*	17,693	131,459
CNO Financial Group, Inc.	82,642	1,694,160
Crawford & Co., Class B	6,789	68,094
Donegal Group, Inc., Class A	3,419	60,243
eHealth, Inc.*	7,924	95,405
EMC Insurance Group, Inc.	3,976	111,567
Employers Holdings, Inc.	14,812	562,115
Enstar Group Ltd.*	5,193	993,421
FBL Financial Group, Inc., Class A	4,815	315,142
Federated National Holding Co.	4,731	82,461
Fidelity & Guaranty Life(x)	6,567	182,563
Genworth Financial, Inc., Class A*	225,891	930,671
Global Indemnity Ltd.*	3,477	133,830
Greenlight Capital Re Ltd., Class A*	14,579	322,196
Hallmark Financial Services, Inc.*	8,141	89,958
HCI Group, Inc.	4,300	195,994
Heritage Insurance Holdings, Inc.	11,344	144,863
Horace Mann Educators Corp.	18,743	769,400
Independence Holding Co.	2,370	44,082
Infinity Property & Casualty Corp.	5,669	541,390
Investors Title Co.	447	70,693
James River Group Holdings Ltd.	6,711	287,633
Kemper Corp.	19,153	764,205
Kinsale Capital Group, Inc.	5,544	177,630
Maiden Holdings Ltd.	29,945	419,230
MBIA, Inc.*	65,481	554,624
National General Holdings Corp.	22,502	534,648
National Western Life Group, Inc., Class A	1,058	321,801
Navigators Group, Inc. (The)	10,984	596,431
OneBeacon Insurance Group Ltd., Class A	9,040	144,640
Patriot National, Inc.(x)*	5,436	15,330
Primerica, Inc.	21,597	1,775,272
RLI Corp.	17,462	1,048,068
Safety Insurance Group, Inc.	5,684	398,448
Selective Insurance Group, Inc.	26,621	1,255,179
State Auto Financial Corp.	6,631	182,021
State National Cos., Inc.	10,912	157,133
Stewart Information Services Corp.	11,014	486,599
Third Point Reinsurance Ltd.*	32,157	389,100
Trupanion, Inc.(x)*	7,573	107,688
United Fire Group, Inc.	8,857	378,814
United Insurance Holdings Corp.	6,922	110,406
Universal Insurance Holdings, Inc.(x)	15,961	391,045
WMIH Corp.(x)*	77,472	112,334

		21,178,985

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	11,015	198,821
Altisource Residential Corp. (REIT)	29,022	442,586
Anworth Mortgage Asset Corp. (REIT)	39,925	221,584
Apollo Commercial Real Estate Finance, Inc. (REIT)	34,261	644,449
Ares Commercial Real Estate Corp. (REIT)	11,118	148,759
ARMOUR Residential REIT, Inc. (REIT)(x)	16,657	378,281
Capstead Mortgage Corp. (REIT)	46,606	491,227
CYS Investments, Inc. (REIT)	71,816	570,937
Dynex Capital, Inc. (REIT)	17,044	120,842
Great Ajax Corp. (REIT)	5,036	65,720
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	18,133	366,287
Invesco Mortgage Capital, Inc. (REIT)	51,926	800,698
Ladder Capital Corp. (REIT)	17,165	247,863
MTGE Investment Corp. (REIT)	23,299	390,258
New Residential Investment Corp. (REIT)	137,095	2,327,872
New York Mortgage Trust, Inc. (REIT)	53,004	327,035
Orchid Island Capital, Inc. (REIT)(x)	10,594	105,834
Owens Realty Mortgage, Inc. (REIT)	3,155	56,159
PennyMac Mortgage Investment Trust (REIT)‡	33,084	587,241
Redwood Trust, Inc. (REIT)	39,352	653,637
Resource Capital Corp. (REIT)	13,436	131,270
Western Asset Mortgage Capital Corp. (REIT)	17,083	166,901

		9,444,261

Thrifts & Mortgage Finance (2.1%)
Astoria Financial Corp.	44,563	913,987
Bank Mutual Corp.	15,075	141,705
BankFinancial Corp.	5,825	84,579
Bear State Financial, Inc.	5,776	54,294
Beneficial Bancorp, Inc.	34,900	558,400
BofI Holding, Inc.(x)*	28,137	735,220
Capitol Federal Financial, Inc.	61,505	899,818
Charter Financial Corp.	4,710	92,646
Clifton Bancorp, Inc.	8,248	133,535
Dime Community Bancshares, Inc.	14,570	295,771
ESSA Bancorp, Inc.	2,395	34,919
Essent Group Ltd.*	34,466	1,246,635
EverBank Financial Corp.	48,208	939,092
Federal Agricultural Mortgage Corp., Class C	3,358	193,320
First Defiance Financial Corp.	3,043	150,659
Flagstar Bancorp, Inc.*	8,867	249,961
Greene County Bancorp, Inc.(x)	722	16,859
Hingham Institution for Savings	608	107,525
Home Bancorp, Inc.	1,750	59,063
HomeStreet, Inc.*	10,838	302,922
Impac Mortgage Holdings, Inc.(x)*	3,154	39,299
Kearny Financial Corp.	41,961	631,513
LendingTree, Inc.(x)*	2,924	366,523
Meridian Bancorp, Inc.	23,973	438,706
Meta Financial Group, Inc.	3,785	334,973
MGIC Investment Corp.*	160,519	1,626,057
Nationstar Mortgage Holdings, Inc.(x)*	15,550	245,068
NMI Holdings, Inc., Class A*	21,992	250,709

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Northfield Bancorp, Inc.	21,882	$394,314
Northwest Bancshares, Inc.	44,801	754,449
OceanFirst Financial Corp.	9,441	266,000
Ocwen Financial Corp.(x)*	47,211	258,244
Oritani Financial Corp.	20,407	346,919
PennyMac Financial Services, Inc., Class A*‡	3,108	52,991
PHH Corp.*	24,341	309,861
Provident Bancorp, Inc.*	1,281	26,837
Provident Financial Holdings, Inc.	1,986	37,039
Provident Financial Services, Inc.	27,998	723,748
Radian Group, Inc.	99,048	1,778,903
SI Financial Group, Inc.	3,260	45,803
Southern Missouri Bancorp, Inc.	1,794	63,723
Territorial Bancorp, Inc.	3,066	95,567
TrustCo Bank Corp.	45,030	353,486
United Community Financial Corp.	16,403	136,801
United Financial Bancorp, Inc.	27,101	460,988
Walker & Dunlop, Inc.*	12,741	531,172
Washington Federal, Inc.	41,583	1,376,397
Waterstone Financial, Inc.	10,817	197,410
Western New England Bancorp, Inc.	8,428	88,494
WSFS Financial Corp.	13,151	604,288

		20,047,192

Total Financials		166,248,957

Health Care (11.7%)
Biotechnology (4.3%)
Acceleron Pharma, Inc.*	12,373	327,513
Achillion Pharmaceuticals, Inc.*	57,645	242,685
Acorda Therapeutics, Inc.*	20,057	421,197
Adamas Pharmaceuticals, Inc.(x)*	7,304	127,820
Aduro Biotech, Inc.(x)*	17,931	192,758
Advaxis, Inc.(x)*	15,541	126,970
Adverum Biotechnologies, Inc.*	7,101	19,173
Aevi Genomic Medicine, Inc.(x)*	7,901	14,696
Agenus, Inc.*	35,791	134,932
Aimmune Therapeutics, Inc.(x)*	12,628	274,406
Akebia Therapeutics, Inc.*	13,943	128,276
Alder Biopharmaceuticals, Inc.*	21,498	447,158
AMAG Pharmaceuticals, Inc.*	16,208	365,490
Amicus Therapeutics, Inc.(x)*	63,720	454,324
AnaptysBio, Inc.*	776	21,534
Anavex Life Sciences Corp.(x)*	11,065	63,513
Anthera Pharmaceuticals, Inc.(x)*	14,398	6,126
Applied Genetic Technologies Corp.*	4,200	28,980
Aptevo Therapeutics, Inc.*	5,801	11,950
Ardelyx, Inc.*	10,293	130,206
Arena Pharmaceuticals, Inc.*	118,647	173,225
Argos Therapeutics, Inc.(x)*	3,381	1,528
Array BioPharma, Inc.*	76,975	688,157
Arrowhead Pharmaceuticals, Inc.(x)*	20,275	37,509
Asterias Biotherapeutics, Inc.(x)*	8,275	28,135
Atara Biotherapeutics, Inc.(x)*	9,896	203,363
Athersys, Inc.*	24,577	42,027
Audentes Therapeutics, Inc.*	1,931	32,904
Avexis, Inc.(x)*	3,218	244,665
Axovant Sciences Ltd.*	12,262	183,194
Bellicum Pharmaceuticals, Inc.(x)*	10,243	126,399
BioCryst Pharmaceuticals, Inc.(x)*	37,721	316,856
BioSpecifics Technologies Corp.*	1,808	99,078
BioTime, Inc.*	24,335	83,956
Bluebird Bio, Inc.*	18,175	1,652,108
Blueprint Medicines Corp.*	9,622	384,784
Cara Therapeutics, Inc.(x)*	7,038	129,429
Celldex Therapeutics, Inc.(x)*	47,738	172,334
Cellular Biomedicine Group, Inc.(x)*	3,548	41,866
ChemoCentryx, Inc.*	7,250	52,780
Chimerix, Inc.*	21,720	138,574
Cidara Therapeutics, Inc.(x)*	3,376	26,333
Clovis Oncology, Inc.*	16,412	1,044,952
Coherus Biosciences, Inc.*	14,189	300,097
Concert Pharmaceuticals, Inc.*	5,640	96,218
Corvus Pharmaceuticals, Inc.*	990	20,562
Curis, Inc.*	40,153	111,625
Cytokinetics, Inc.*	13,987	179,733
CytomX Therapeutics, Inc.*	6,645	114,759
CytRx Corp.(x)*	21,835	9,699
Dimension Therapeutics, Inc.*	3,780	6,615
Dynavax Technologies Corp.(x)*	17,869	106,321
Eagle Pharmaceuticals, Inc.(x)*	4,061	336,819
Edge Therapeutics, Inc.*	5,267	47,982
Editas Medicine, Inc.(x)*	6,742	150,481
Eiger BioPharmaceuticals, Inc.(x)*	1,054	12,068
Emergent BioSolutions, Inc.*	14,599	423,955
Enanta Pharmaceuticals, Inc.*	7,336	225,949
Epizyme, Inc.*	17,218	295,289
Esperion Therapeutics, Inc.*	9,482	334,809
Exact Sciences Corp.(x)*	48,396	1,143,114
Exelixis, Inc.*	106,199	2,301,333
FibroGen, Inc.*	24,020	592,093
Five Prime Therapeutics, Inc.*	12,242	442,548
Flexion Therapeutics, Inc.*	13,000	349,830
Fortress Biotech, Inc.(x)*	10,668	39,472
Foundation Medicine, Inc.(x)*	6,671	215,140
Galena Biopharma, Inc.(x)*	2,927	1,785
Genomic Health, Inc.*	9,111	286,905
Geron Corp.(x)*	80,127	181,888
Global Blood Therapeutics, Inc.(x)*	10,912	402,107
GlycoMimetics, Inc.*	3,106	16,866
Halozyme Therapeutics, Inc.(x)*	49,912	646,860
Heron Therapeutics, Inc.(x)*	15,449	231,735
Idera Pharmaceuticals, Inc.*	30,989	76,543
Ignyta, Inc.*	9,685	83,291
Immune Design Corp.*	4,054	27,567
ImmunoGen, Inc.(x)*	42,791	165,601
Immunomedics, Inc.(x)*	38,546	249,393
Infinity Pharmaceuticals, Inc.*	17,644	56,990
Inotek Pharmaceuticals Corp.(x)*	5,641	11,282
Inovio Pharmaceuticals, Inc.(x)*	31,973	211,661
Insmed, Inc.*	29,609	518,454
Insys Therapeutics, Inc.(x)*	10,761	113,098
Intellia Therapeutics, Inc.(x)*	4,737	66,744
Invitae Corp.*	8,985	99,374
Ironwood Pharmaceuticals, Inc.(x)*	58,812	1,003,333
Jounce Therapeutics, Inc.*	997	21,924
Karyopharm Therapeutics, Inc.*	10,392	133,433
Keryx Biopharmaceuticals, Inc.(x)*	41,460	255,394
Kite Pharma, Inc.(x)*	18,869	1,481,028
La Jolla Pharmaceutical Co.(x)*	6,700	199,995
Lexicon Pharmaceuticals, Inc.(x)*	19,265	276,260
Ligand Pharmaceuticals, Inc.(x)*	8,639	914,352
Lion Biotechnologies, Inc.*	28,157	209,770
Loxo Oncology, Inc.*	6,888	289,847
MacroGenics, Inc.*	14,966	278,368
MannKind Corp.(x)*	30,140	44,607
MediciNova, Inc.(x)*	9,655	57,833
Merrimack Pharmaceuticals, Inc.(x)*	60,624	186,722
MiMedx Group, Inc.(x)*	53,570	510,522
Minerva Neurosciences, Inc.(x)*	12,936	104,782
Mirati Therapeutics, Inc.*	3,975	20,670

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Momenta Pharmaceuticals, Inc.*	31,788	$424,370
Myovant Sciences Ltd.*	1,611	18,913
Myriad Genetics, Inc.*	32,037	615,110
NantKwest, Inc.(x)*	11,584	41,123
Natera, Inc.*	11,877	105,349
NewLink Genetics Corp.*	10,597	255,388
Novavax, Inc.(x)*	132,598	169,725
OncoMed Pharmaceuticals, Inc.(x)*	10,677	98,335
Ophthotech Corp.*	14,435	52,832
Organovo Holdings, Inc.(x)*	37,950	120,681
Otonomy, Inc.*	10,323	126,457
OvaScience, Inc.(x)*	11,152	20,854
PDL BioPharma, Inc.	90,109	204,547
Pfenex, Inc.*	5,894	34,244
PharmAthene, Inc.	20,455	16,599
Portola Pharmaceuticals, Inc.*	22,882	896,746
Progenics Pharmaceuticals, Inc.(x)*	33,329	314,626
Protagonist Therapeutics, Inc.(x)*	2,551	32,678
Proteostasis Therapeutics, Inc.*	2,890	22,600
Prothena Corp. plc(x)*	15,456	862,290
PTC Therapeutics, Inc.*	16,557	162,921
Puma Biotechnology, Inc.*	11,629	432,599
Ra Pharmaceuticals, Inc.*	1,264	26,911
Radius Health, Inc.*	14,535	561,778
REGENXBIO, Inc.(x)*	6,585	127,091
Regulus Therapeutics, Inc.(x)*	21,138	34,878
Repligen Corp.*	17,393	612,234
Retrophin, Inc.*	16,265	300,252
Rigel Pharmaceuticals, Inc.*	36,072	119,398
Sage Therapeutics, Inc.*	13,358	949,353
Sangamo Therapeutics, Inc.*	35,380	183,976
Sarepta Therapeutics, Inc.(x)*	22,029	652,058
Selecta Biosciences, Inc.*	1,715	24,559
Seres Therapeutics, Inc.(x)*	8,386	94,510
Sorrento Therapeutics, Inc.(x)*	17,487	69,074
Spark Therapeutics, Inc.*	8,515	454,190
Spectrum Pharmaceuticals, Inc.*	33,801	219,707
Stemline Therapeutics, Inc.(x)*	5,559	47,529
Syndax Pharmaceuticals, Inc.*	1,459	20,017
Synergy Pharmaceuticals, Inc.(x)*	89,193	415,639
Synthetic Biologics, Inc.*	24,460	15,427
Syros Pharmaceuticals, Inc.*	1,220	19,435
T2 Biosystems, Inc.(x)*	4,626	24,333
TESARO, Inc.*	12,832	1,974,460
TG Therapeutics, Inc.(x)*	18,605	216,748
Tokai Pharmaceuticals, Inc.(x)*	3,407	2,847
Trevena, Inc.*	19,753	72,494
Trovagene, Inc.(x)*	10,608	12,199
Ultragenyx Pharmaceutical, Inc.(x)*	17,431	1,181,473
Vanda Pharmaceuticals, Inc.*	19,263	269,682
Veracyte, Inc.*	4,741	43,522
Versartis, Inc.*	10,219	218,176
Vital Therapies, Inc.(x)*	7,194	28,776
Voyager Therapeutics, Inc.(x)*	5,134	67,974
vTv Therapeutics, Inc., Class A*	1,704	11,161
XBiotech, Inc.(x)*	10,319	170,160
Xencor, Inc.*	15,800	377,936
Zafgen, Inc.*	5,947	27,713
ZIOPHARM Oncology, Inc.(x)*	54,669	346,601

		41,760,616

Health Care Equipment & Supplies (2.9%)
Abaxis, Inc.	11,021	534,519
Accuray, Inc.(x)*	39,265	186,509
Analogic Corp.	5,661	429,670
AngioDynamics, Inc.*	13,249	229,870
Anika Therapeutics, Inc.*	6,939	301,430
AtriCure, Inc.*	14,947	286,235
Atrion Corp.	512	239,718
Avinger, Inc.(x)*	6,533	12,413
AxoGen, Inc.*	7,781	81,311
Cantel Medical Corp.	16,597	1,329,420
Cardiovascular Systems, Inc.*	15,724	444,596
Cerus Corp.(x)*	47,741	212,447
ConforMIS, Inc.(x)*	15,922	83,113
CONMED Corp.	12,888	572,356
Corindus Vascular Robotics, Inc.(x)*	8,504	11,140
CryoLife, Inc.*	14,597	243,040
Cutera, Inc.*	4,010	83,007
Endologix, Inc.(x)*	41,279	298,860
Entellus Medical, Inc.(x)*	2,207	30,457
Exactech, Inc.*	4,234	106,697
GenMark Diagnostics, Inc.*	20,671	265,002
Glaukos Corp.*	7,831	401,730
Globus Medical, Inc., Class A*	32,776	970,825
Haemonetics Corp.*	23,902	969,704
Halyard Health, Inc.*	21,978	837,142
ICU Medical, Inc.*	6,952	1,061,570
Inogen, Inc.*	7,662	594,265
Insulet Corp.*	27,725	1,194,670
Integer Holdings Corp.*	13,651	548,770
Integra LifeSciences Holdings Corp.*	27,370	1,153,098
Invacare Corp.	16,331	194,339
InVivo Therapeutics Holdings Corp.(x)*	9,794	39,666
iRadimed Corp.(x)*	1,051	9,354
iRhythm Technologies, Inc.(x)*	1,758	66,101
IRIDEX Corp.(x)*	2,413	28,642
K2M Group Holdings, Inc.*	11,503	235,927
LeMaitre Vascular, Inc.	4,236	104,333
Masimo Corp.*	18,690	1,743,028
Meridian Bioscience, Inc.	20,195	278,691
Merit Medical Systems, Inc.*	19,745	570,631
Natus Medical, Inc.*	15,460	606,805
Neogen Corp.*	16,882	1,106,615
Nevro Corp.*	11,098	1,039,883
Novocure Ltd.(x)*	23,631	191,411
NuVasive, Inc.*	22,692	1,694,638
NxStage Medical, Inc.*	29,252	784,831
OraSure Technologies, Inc.*	28,162	364,135
Orthofix International NV*	8,412	320,918
Oxford Immunotec Global plc*	7,281	112,783
Penumbra, Inc.*	11,981	999,814
Quidel Corp.*	12,514	283,317
Rockwell Medical, Inc.(x)*	24,619	154,115
RTI Surgical, Inc.*	20,883	83,532
Second Sight Medical Products, Inc.(x)*	5,071	6,136
Senseonics Holdings, Inc.(x)*	8,892	15,917
Spectranetics Corp. (The)*	21,868	636,906
STAAR Surgical Co.*	14,034	137,533
Surmodics, Inc.*	7,592	182,588
Tactile Systems Technology, Inc.*	1,017	19,272
Tandem Diabetes Care, Inc.*	6,430	7,716
TransEnterix, Inc.(x)*	22,523	27,253
Utah Medical Products, Inc.	1,282	79,869
ViewRay, Inc.*	2,118	18,024
Wright Medical Group NV*	47,922	1,491,333
Zeltiq Aesthetics, Inc.*	16,356	909,557

		28,259,197

Health Care Providers & Services (1.7%)
AAC Holdings, Inc.*	4,794	40,893

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares		Value (Note 1)
Aceto Corp.	15,343		$242,573
Addus HomeCare Corp.*	2,248		71,936
Adeptus Health, Inc., Class A(x)*	4,825		8,685
Air Methods Corp.*	17,194		739,342
Almost Family, Inc.*	3,823		185,798
Amedisys, Inc.*	13,178		673,264
American Renal Associates Holdings, Inc.*	4,360		73,597
AMN Healthcare Services, Inc.*	21,902		889,221
BioScrip, Inc.(x)*	37,550		63,835
BioTelemetry, Inc.*	12,174		352,437
Capital Senior Living Corp.*	14,238		200,186
Chemed Corp.	7,044		1,286,868
Civitas Solutions, Inc.*	7,601		139,478
Community Health Systems, Inc.*	50,728		449,957
CorVel Corp.*	4,533		197,186
Cross Country Healthcare, Inc.*	14,840		213,102
Diplomat Pharmacy, Inc.*	19,893		317,293
Ensign Group, Inc. (The)	24,830		466,804
Genesis Healthcare, Inc.*	18,511		48,869
HealthEquity, Inc.*	19,282		818,521
HealthSouth Corp.	42,131		1,803,628
Kindred Healthcare, Inc.	38,819		324,139
Landauer, Inc.	4,928		240,240
LHC Group, Inc.*	6,509		350,835
Magellan Health, Inc.*	11,514		795,042
Molina Healthcare, Inc.*	19,625		894,900
National HealthCare Corp.	4,952		353,078
National Research Corp., Class A	7,532		148,380
Nobilis Health Corp.(x)*	18,371		31,231
Owens & Minor, Inc.	28,590		989,214
PharMerica Corp.*	15,388		360,079
Providence Service Corp. (The)*	4,477		198,958
Quorum Health Corp.*	14,582		79,326
RadNet, Inc.*	12,806		75,555
Select Medical Holdings Corp.*	49,681		663,241
Surgery Partners, Inc.(x)*	10,100		196,950
Teladoc, Inc.(x)*	10,497		262,425
Tivity Health, Inc.*	15,018		437,024
Triple-S Management Corp., Class B*	11,731		206,114
UnitedHealth Group, Inc.	—	@	71
Universal American Corp.*	19,476		194,176
US Physical Therapy, Inc.	5,909		385,858

			16,470,309

Health Care Technology (0.5%)
Castlight Health, Inc., Class B*	17,616		64,298
Computer Programs & Systems, Inc.(x)	5,666		158,648
Cotiviti Holdings, Inc.*	5,847		243,411
Evolent Health, Inc., Class A(x)*	7,363		164,195
HealthStream, Inc.*	11,730		284,218
HMS Holdings Corp.*	41,381		841,276
Medidata Solutions, Inc.*	25,471		1,469,421
NantHealth, Inc.*	2,226		11,041
Omnicell, Inc.*	16,522		671,619
Quality Systems, Inc.*	26,495		403,784
Vocera Communications, Inc.*	9,754		242,192

			4,554,103

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc.(x)*	11,719		283,600
Albany Molecular Research, Inc.(x)*	11,327		158,918
Cambrex Corp.*	15,075		829,879
ChromaDex Corp.(x)*	9,672		26,018
Enzo Biochem, Inc.*	13,019		108,969
Fluidigm Corp.*	14,823		84,343
INC Research Holdings, Inc., Class A*	19,058		873,809
Luminex Corp.	14,754		271,031
Medpace Holdings, Inc.*	2,738		81,729
NanoString Technologies, Inc.*	4,988		99,112
NeoGenomics, Inc.*	23,804		187,814
Pacific Biosciences of California, Inc.(x)*	33,797		174,730
PAREXEL International Corp.*	25,021		1,579,075
PRA Health Sciences, Inc.*	10,980		716,225

			5,475,252

Pharmaceuticals (1.7%)
AcelRx Pharmaceuticals, Inc.(x)*	11,566		36,433
Aclaris Therapeutics, Inc.*	4,409		131,476
Aerie Pharmaceuticals, Inc.*	13,202		598,711
Agile Therapeutics, Inc.(x)*	3,997		12,810
Amphastar Pharmaceuticals, Inc.*	16,023		232,334
Ampio Pharmaceuticals, Inc.(x)*	14,222		11,378
ANI Pharmaceuticals, Inc.*	4,083		202,149
Aratana Therapeutics, Inc.*	10,995		58,274
Axsome Therapeutics, Inc.(x)*	3,303		12,882
Bio-Path Holdings, Inc.(x)*	26,919		22,265
Catalent, Inc.*	44,586		1,262,675
Cempra, Inc.*	20,547		77,051
Clearside Biomedical, Inc.*	2,770		21,994
Collegium Pharmaceutical, Inc.(x)*	6,879		69,203
Corcept Therapeutics, Inc.*	31,148		341,382
Depomed, Inc.(x)*	29,950		375,873
Dermira, Inc.*	11,089		378,246
Durect Corp.(x)*	42,081		44,185
Egalet Corp.(x)*	6,822		34,792
Endocyte, Inc.*	14,650		37,651
Flex Pharma, Inc.*	3,430		15,092
Heska Corp.*	1,882		197,572
Horizon Pharma plc*	74,040		1,094,311
Impax Laboratories, Inc.*	34,706		439,031
Innoviva, Inc.(x)*	42,082		581,994
Intersect ENT, Inc.*	11,464		196,608
Intra-Cellular Therapies, Inc.*	16,230		263,738
Lannett Co., Inc.(x)*	12,910		288,539
Lipocine, Inc.(x)*	5,417		21,126
Medicines Co. (The)(x)*	30,906		1,511,302
MyoKardia, Inc.(x)*	3,733		49,089
Nektar Therapeutics*	64,208		1,506,961
Neos Therapeutics, Inc.(x)*	4,446		32,011
Ocular Therapeutix, Inc.(x)*	8,001		74,249
Omeros Corp.(x)*	17,993		272,054
Pacira Pharmaceuticals, Inc.*	17,628		803,837
Paratek Pharmaceuticals, Inc.(x)*	7,119		137,041
Phibro Animal Health Corp., Class A	8,555		240,396
Prestige Brands Holdings, Inc.*	24,375		1,354,274
Reata Pharmaceuticals, Inc., Class A(x)*	1,894		42,899
Revance Therapeutics, Inc.(x)*	9,580		199,264
SciClone Pharmaceuticals, Inc.*	24,301		238,150
Sucampo Pharmaceuticals, Inc., Class A(x)*	12,834		141,174
Supernus Pharmaceuticals, Inc.*	20,395		638,364
Teligent, Inc.(x)*	13,428		104,873
Tetraphase Pharmaceuticals, Inc.*	18,310		168,269
TherapeuticsMD, Inc.(x)*	61,846		445,291
Theravance Biopharma, Inc.(x)*	18,305		673,990
Titan Pharmaceuticals, Inc.(x)*	6,200		20,460
WaVe Life Sciences Ltd.(x)*	3,402		93,555

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Zogenix, Inc.(x)*	7,626	$82,742

		15,890,020

Total Health Care		112,409,497

Industrials (12.9%)
Aerospace & Defense (1.4%)
AAR Corp.	15,035	505,627
Aerojet Rocketdyne Holdings, Inc.*	28,786	624,656
Aerovironment, Inc.*	8,311	232,957
Astronics Corp.*	10,098	320,410
Cubic Corp.	12,265	647,592
Curtiss-Wright Corp.	20,284	1,851,118
DigitalGlobe, Inc.*	31,131	1,019,540
Ducommun, Inc.*	3,540	101,917
Engility Holdings, Inc.*	7,640	221,102
Esterline Technologies Corp.*	14,113	1,214,424
KeyW Holding Corp. (The)(x)*	9,869	93,163
KLX, Inc.*	24,880	1,112,136
Kratos Defense & Security Solutions, Inc.*	18,578	144,537
Mercury Systems, Inc.*	18,546	724,221
Moog, Inc., Class A*	15,631	1,052,748
National Presto Industries, Inc.	1,575	160,965
Sparton Corp.*	3,590	75,354
TASER International, Inc.(x)*	25,366	578,091
Teledyne Technologies, Inc.*	15,642	1,978,086
Triumph Group, Inc.	22,613	582,285
Vectrus, Inc.*	3,456	77,242

		13,318,171

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	22,270	357,434
Atlas Air Worldwide Holdings, Inc.*	11,502	637,786
Echo Global Logistics, Inc.*	14,155	302,209
Forward Air Corp.	14,479	688,766
Hub Group, Inc., Class A*	16,468	764,115
Park-Ohio Holdings Corp.	2,898	104,183
Radiant Logistics, Inc.*	11,051	55,255
XPO Logistics, Inc.*	45,025	2,156,247

		5,065,995

Airlines (0.3%)
Allegiant Travel Co.	6,307	1,010,697
Hawaiian Holdings, Inc.*	24,176	1,122,975
SkyWest, Inc.	22,881	783,674

		2,917,346

Building Products (1.1%)
AAON, Inc.	18,628	658,500
Advanced Drainage Systems, Inc.	16,089	352,349
American Woodmark Corp.*	6,427	589,999
Apogee Enterprises, Inc.	13,253	790,011
Armstrong Flooring, Inc.*	7,884	145,223
Builders FirstSource, Inc.*	38,510	573,799
Caesarstone Ltd.(x)*	10,878	394,328
Continental Building Products, Inc.*	15,725	385,263
CSW Industrials, Inc.*	4,809	176,490
Gibraltar Industries, Inc.*	14,664	604,157
Griffon Corp.	13,858	341,600
Insteel Industries, Inc.	8,047	290,819
JELD-WEN Holding, Inc.*	10,128	332,705
Masonite International Corp.*	14,202	1,125,508
NCI Building Systems, Inc.*	9,651	165,515
Patrick Industries, Inc.*	6,163	436,957
PGT Innovations, Inc.*	20,478	220,139
Ply Gem Holdings, Inc.*	7,673	151,158
Quanex Building Products Corp.	15,912	322,218
Simpson Manufacturing Co., Inc.	19,306	831,896
Trex Co., Inc.*	13,959	968,614
Universal Forest Products, Inc.	9,273	913,760

		10,771,008

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	25,560	1,114,416
ACCO Brands Corp.*	52,445	689,652
Advanced Disposal Services, Inc.*	5,856	132,346
Aqua Metals, Inc.(x)*	3,412	66,670
ARC Document Solutions, Inc.*	15,078	52,019
Brady Corp., Class A	21,828	843,652
Brink’s Co. (The)	21,884	1,169,700
Casella Waste Systems, Inc., Class A*	12,759	180,029
CECO Environmental Corp.	9,021	94,811
Deluxe Corp.	22,637	1,633,712
Ennis, Inc.	8,628	146,676
Essendant, Inc.	18,014	272,912
Healthcare Services Group, Inc.	33,287	1,434,337
Heritage-Crystal Clean, Inc.*	4,562	62,499
Herman Miller, Inc.	27,296	861,189
HNI Corp.	20,505	945,075
InnerWorkings, Inc.*	11,861	118,136
Interface, Inc.	31,015	590,836
Kimball International, Inc., Class B	17,052	281,358
Knoll, Inc.	24,638	586,631
Matthews International Corp., Class A	14,810	1,001,897
McGrath RentCorp	11,893	399,248
Mobile Mini, Inc.	20,918	637,999
MSA Safety, Inc.	14,035	992,134
Multi-Color Corp.	6,758	479,818
NL Industries, Inc.*	2,063	13,306
Quad/Graphics, Inc.	13,280	335,187
SP Plus Corp.*	5,607	189,236
Steelcase, Inc., Class A	39,165	656,014
Team, Inc.*	12,444	336,610
Tetra Tech, Inc.	27,016	1,103,604
TRC Cos., Inc.*	6,153	107,370
UniFirst Corp.	6,904	976,571
US Ecology, Inc.	9,955	466,392
Viad Corp.	9,382	424,066
VSE Corp.	2,764	112,771
West Corp.	21,392	522,393

		20,031,272

Construction & Engineering (0.9%)
Aegion Corp.*	16,527	378,634
Ameresco, Inc., Class A*	7,754	50,789
Argan, Inc.	6,277	415,224
Comfort Systems USA, Inc.	17,461	639,946
Dycom Industries, Inc.*	14,118	1,312,268
EMCOR Group, Inc.	27,592	1,736,916
Granite Construction, Inc.	18,489	927,963
Great Lakes Dredge & Dock Corp.*	19,046	76,184
HC2 Holdings, Inc.*	10,638	65,956
IES Holdings, Inc.*	2,583	46,752
Layne Christensen Co.(x)*	5,791	51,192
MasTec, Inc.*	30,558	1,223,848
MYR Group, Inc.*	6,878	281,998
NV5 Global, Inc.*	2,520	94,752
Orion Group Holdings, Inc.*	9,826	73,400
Primoris Services Corp.	19,874	461,474
Tutor Perini Corp.*	16,980	539,964

		8,377,260

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.(x)	2,309	46,411
American Superconductor Corp.(x)*	3,680	25,245
Atkore International Group, Inc.*	4,081	107,249

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
AZZ, Inc.	12,788	$760,886
Babcock & Wilcox Enterprises, Inc.*	21,538	201,165
Encore Wire Corp.	9,318	428,628
Energous Corp.(x)*	4,890	76,284
EnerSys	19,842	1,566,327
FuelCell Energy, Inc.(x)*	7,982	10,975
Generac Holdings, Inc.*	27,642	1,030,494
General Cable Corp.	22,267	399,693
LSI Industries, Inc.	7,420	74,868
Plug Power, Inc.(x)*	55,700	76,866
Powell Industries, Inc.	2,829	97,431
Power Solutions International, Inc.(x)*	1,725	17,405
Preformed Line Products Co.	712	37,131
Sunrun, Inc.(x)*	21,103	113,956
Thermon Group Holdings, Inc.*	16,816	350,445
TPI Composites, Inc.*	2,020	38,400
Vicor Corp.*	5,331	85,829

		5,545,688

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	17,596	511,164

Machinery (3.1%)
Actuant Corp., Class A	27,554	726,048
Alamo Group, Inc.	4,386	334,169
Albany International Corp., Class A	12,885	593,354
Altra Industrial Motion Corp.	11,724	456,650
American Railcar Industries, Inc.(x)	3,228	132,671
Astec Industries, Inc.	9,108	560,096
Barnes Group, Inc.	22,960	1,178,766
Blue Bird Corp.(x)*	1,686	28,915
Briggs & Stratton Corp.	21,495	482,563
Chart Industries, Inc.*	14,077	491,850
CIRCOR International, Inc.	7,618	452,814
Columbus McKinnon Corp.	6,351	157,632
DMC Global, Inc.	4,355	54,002
Douglas Dynamics, Inc.	10,013	306,898
Energy Recovery, Inc.(x)*	11,576	96,312
EnPro Industries, Inc.	10,084	717,577
ESCO Technologies, Inc.	12,612	732,757
ExOne Co. (The)(x)*	3,743	38,141
Federal Signal Corp.	28,510	393,723
Franklin Electric Co., Inc.	22,012	947,617
FreightCar America, Inc.	4,389	54,994
Gencor Industries, Inc.*	2,377	35,536
Global Brass & Copper Holdings, Inc.	9,811	337,498
Gorman-Rupp Co. (The)	7,647	240,116
Graham Corp.	3,551	81,673
Greenbrier Cos., Inc. (The)(x)	13,685	589,824
Hardinge, Inc.	3,533	39,711
Harsco Corp.*	36,872	470,118
Hillenbrand, Inc.	27,595	989,281
Hurco Cos., Inc.	2,302	71,592
Hyster-Yale Materials Handling, Inc.	4,326	243,943
John Bean Technologies Corp.	13,679	1,203,068
Joy Global, Inc.	45,314	1,280,121
Kadant, Inc.	5,065	300,608
Kennametal, Inc.	36,260	1,422,481
Lindsay Corp.(x)	4,948	436,018
Lydall, Inc.*	7,810	418,616
Manitowoc Co., Inc. (The)*	59,703	340,307
Meritor, Inc.*	37,431	641,193
Milacron Holdings Corp.*	6,589	122,621
Miller Industries, Inc.	3,914	103,134
Mueller Industries, Inc.	26,410	904,014
Mueller Water Products, Inc., Class A	72,699	859,302
Navistar International Corp.*	22,878	563,256
NN, Inc.	8,617	217,148
Omega Flex, Inc.	1,044	49,893
Proto Labs, Inc.*	11,093	566,852
RBC Bearings, Inc.*	10,967	1,064,786
REV Group, Inc.*	2,647	72,978
Rexnord Corp.*	40,968	945,541
SPX Corp.*	19,178	465,067
SPX FLOW, Inc.*	16,254	564,176
Standex International Corp.	6,441	645,066
Sun Hydraulics Corp.	11,162	403,060
Supreme Industries, Inc., Class A	4,270	86,510
Tennant Co.	7,955	577,931
Titan International, Inc.	20,371	210,636
TriMas Corp.*	21,989	456,272
Wabash National Corp.	26,872	555,982
Watts Water Technologies, Inc., Class A	12,641	788,166
Woodward, Inc.	24,217	1,644,820

		29,946,464

Marine (0.1%)
Costamare, Inc.	11,829	78,781
Matson, Inc.	19,964	634,057
Scorpio Bulkers, Inc.*	18,754	172,537

		885,375

Professional Services (1.3%)
Acacia Research Corp.*	18,363	105,587
Advisory Board Co. (The)*	20,295	949,806
Barrett Business Services, Inc.	2,339	127,756
CBIZ, Inc.*	23,259	315,159
CEB, Inc.	15,228	1,196,921
Cogint, Inc.(x)*	4,826	22,441
CRA International, Inc.	2,841	100,373
Exponent, Inc.	11,905	708,943
Franklin Covey Co.*	3,356	67,791
FTI Consulting, Inc.*	20,504	844,150
GP Strategies Corp.*	4,203	106,336
Heidrick & Struggles International, Inc.	6,147	161,973
Hill International, Inc.*	10,941	45,405
Huron Consulting Group, Inc.*	10,395	437,630
ICF International, Inc.*	8,476	350,059
Insperity, Inc.	7,255	643,156
Kelly Services, Inc., Class A	12,999	284,158
Kforce, Inc.	7,935	188,456
Korn/Ferry International	25,751	810,899
Mistras Group, Inc.*	6,531	139,633
Navigant Consulting, Inc.*	22,004	503,011
On Assignment, Inc.*	23,463	1,138,659
Resources Connection, Inc.	14,706	246,326
RPX Corp.*	19,958	239,496
TriNet Group, Inc.*	19,753	570,862
TrueBlue, Inc.*	20,473	559,937
WageWorks, Inc.*	16,614	1,201,191

		12,066,114

Road & Rail (0.4%)
ArcBest Corp.	11,053	287,378
Celadon Group, Inc.(x)	8,584	56,225
Covenant Transportation Group, Inc., Class A*	4,304	80,915
Heartland Express, Inc.	23,704	475,265
Knight Transportation, Inc.	30,483	955,643
Marten Transport Ltd.	10,298	241,488
PAM Transportation Services, Inc.*	1,132	18,440

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Roadrunner Transportation Systems, Inc.*	9,252	$63,561
Saia, Inc.*	12,337	546,529
Swift Transportation Co.(x)*	34,520	709,042
Universal Logistics Holdings, Inc.	2,597	37,267
USA Truck, Inc.*	2,921	21,469
Werner Enterprises, Inc.	22,345	585,439
YRC Worldwide, Inc.*	10,504	115,649

		4,194,310

Trading Companies & Distributors (1.0%)
Aircastle Ltd.	23,183	559,406
Applied Industrial Technologies, Inc.	17,388	1,075,448
Beacon Roofing Supply, Inc.*	26,703	1,312,718
BMC Stock Holdings, Inc.*	25,292	571,599
CAI International, Inc.*	5,544	87,263
DXP Enterprises, Inc.*	6,768	256,304
Foundation Building Materials, Inc.*	1,166	18,621
GATX Corp.(x)	18,767	1,144,036
GMS, Inc.*	3,364	117,875
H&E Equipment Services, Inc.	14,307	350,808
Kaman Corp.	13,103	630,647
Lawson Products, Inc.*	1,843	41,375
MRC Global, Inc.*	45,393	832,054
Neff Corp., Class A*	3,490	67,881
NOW, Inc.*	49,044	831,786
Real Industry, Inc.*	8,847	25,214
Rush Enterprises, Inc., Class A*	13,482	445,985
Rush Enterprises, Inc., Class B*	1,763	54,970
SiteOne Landscape Supply, Inc.*	3,932	190,348
Textainer Group Holdings Ltd.	6,817	104,300
Titan Machinery, Inc.*	6,212	95,292
Triton International Ltd.	17,580	453,388
Univar, Inc.*	19,786	606,639
Veritiv Corp.*	2,840	147,112
Willis Lease Finance Corp.*	1,410	31,514

		10,052,583

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	27,888	317,923

Total Industrials		124,000,673

Information Technology (15.6%)
Communications Equipment (1.7%)
Acacia Communications, Inc.(x)*	2,436	142,798
ADTRAN, Inc.	24,999	518,729
Aerohive Networks, Inc.*	8,036	33,832
Applied Optoelectronics, Inc.*	5,746	322,638
Bel Fuse, Inc., Class B	3,185	81,377
Black Box Corp.	5,983	53,548
CalAmp Corp.*	16,669	279,873
Calix, Inc.*	13,618	98,731
Ciena Corp.*	63,151	1,491,004
Clearfield, Inc.(x)*	3,849	63,316
Comtech Telecommunications Corp.	7,148	105,362
Digi International, Inc.*	9,000	107,100
EMCORE Corp.	6,402	57,618
Extreme Networks, Inc.*	33,961	255,047
Finisar Corp.*	48,992	1,339,441
Harmonic, Inc.*	25,903	154,123
Infinera Corp.*	63,771	652,377
InterDigital, Inc.	16,110	1,390,293
Ixia*	31,804	624,949
KVH Industries, Inc.*	6,477	54,407
Lumentum Holdings, Inc.*	23,222	1,238,894
NETGEAR, Inc.*	15,149	750,633
NetScout Systems, Inc.*	42,478	1,612,039
Oclaro, Inc.*	50,343	494,368
Plantronics, Inc.	15,864	858,401
Quantenna Communications, Inc.*	862	17,955
ShoreTel, Inc.*	27,444	168,781
Silicom Ltd.	1,827	90,747
Sonus Networks, Inc.*	19,525	128,670
Ubiquiti Networks, Inc.(x)*	12,288	617,595
ViaSat, Inc.*	23,274	1,485,346
Viavi Solutions, Inc.*	107,918	1,156,881

		16,446,873

Electronic Equipment, Instruments & Components (2.8%)
Agilysys, Inc.*	5,283	49,924
Anixter International, Inc.*	14,005	1,110,597
AVX Corp.	21,587	353,595
Badger Meter, Inc.	13,785	506,599
Belden, Inc.	19,822	1,371,484
Benchmark Electronics, Inc.*	23,604	750,607
Coherent, Inc.*	11,279	2,319,413
Control4 Corp.*	6,667	105,272
CTS Corp.	14,715	313,430
Daktronics, Inc.	12,553	118,626
Electro Scientific Industries, Inc.*	8,435	58,792
ePlus, Inc.*	2,402	324,390
Fabrinet*	15,985	671,850
FARO Technologies, Inc.*	7,733	276,455
II-VI, Inc.*	27,566	993,754
Insight Enterprises, Inc.*	17,464	717,596
InvenSense, Inc.*	40,311	509,128
Itron, Inc.*	16,111	977,938
Kimball Electronics, Inc.*	10,504	178,043
Knowles Corp.(x)*	41,129	779,395
Littelfuse, Inc.	9,837	1,573,034
Maxwell Technologies, Inc.*	10,121	58,803
Mesa Laboratories, Inc.	1,407	172,639
Methode Electronics, Inc.	16,753	763,937
MTS Systems Corp.	7,901	434,950
Novanta, Inc.*	15,022	398,834
OSI Systems, Inc.*	8,580	626,254
Park Electrochemical Corp.	7,193	128,467
PC Connection, Inc.	4,919	146,537
Plexus Corp.*	16,201	936,418
Radisys Corp.*	11,796	47,184
Rogers Corp.*	8,978	770,941
Sanmina Corp.*	33,504	1,360,262
ScanSource, Inc.*	12,860	504,755
SYNNEX Corp.	13,514	1,512,757
Systemax, Inc.	5,554	61,594
Tech Data Corp.*	16,454	1,545,030
TTM Technologies, Inc.*	33,100	533,903
Universal Display Corp.	19,355	1,666,465
Vishay Intertechnology, Inc.(x)	63,809	1,049,658
Vishay Precision Group, Inc.*	4,380	69,204

		26,848,514

Internet Software & Services (1.9%)
2U, Inc.*	16,971	673,070
Alarm.com Holdings, Inc.*	3,458	106,299
Amber Road, Inc.*	6,001	46,328
Angie’s List, Inc.*	14,756	84,109
Appfolio, Inc., Class A*	3,089	84,021
Apptio, Inc., Class A*	1,555	18,240
Autobytel, Inc.*	2,785	34,896
Bankrate, Inc.*	22,670	218,766
Bazaarvoice, Inc.*	27,655	118,917
Benefitfocus, Inc.(x)*	6,057	169,293
Blucora, Inc.*	17,926	310,120
Box, Inc., Class A*	22,968	374,608

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Brightcove, Inc.*	10,351	$92,124
Carbonite, Inc.*	6,103	123,891
Care.com, Inc.*	3,478	43,510
ChannelAdvisor Corp.*	7,836	87,371
Cimpress NV(x)*	11,541	994,719
Cornerstone OnDemand, Inc.*	23,716	922,315
Coupa Software, Inc.(x)*	2,252	57,201
DHI Group, Inc.*	16,822	66,447
Endurance International Group Holdings, Inc.*	28,688	225,201
Envestnet, Inc.*	19,048	615,250
Five9, Inc.*	12,494	205,651
Global Sources Ltd.*	2,507	20,683
Gogo, Inc.(x)*	20,768	228,448
GrubHub, Inc.*	37,177	1,222,751
GTT Communications, Inc.*	12,234	297,898
Hortonworks, Inc.(x)*	19,403	190,343
Instructure, Inc.*	5,882	137,639
j2 Global, Inc.	21,599	1,812,371
Limelight Networks, Inc.*	20,536	52,983
Liquidity Services, Inc.*	8,605	68,840
LivePerson, Inc.*	17,389	119,115
LogMeIn, Inc.	23,773	2,317,867
Marchex, Inc., Class B*	11,213	30,499
MeetMe, Inc.*	13,842	81,529
MINDBODY, Inc., Class A*	5,708	156,685
New Relic, Inc.*	10,345	383,489
NIC, Inc.	30,981	625,816
Numerex Corp., Class A(x)*	4,088	19,500
Q2 Holdings, Inc.*	11,733	408,895
QuinStreet, Inc.*	11,317	44,136
Quotient Technology, Inc.(x)*	29,896	285,507
RealNetworks, Inc.*	11,208	54,247
Reis, Inc.	3,234	57,889
RetailMeNot, Inc.*	13,335	108,014
Rightside Group Ltd.*	3,582	35,533
Shutterstock, Inc.(x)*	8,960	370,496
SPS Commerce, Inc.*	8,470	495,410
Stamps.com, Inc.(x)*	7,182	849,990
TechTarget, Inc.*	5,516	49,809
Trade Desk, Inc. (The), Class A*	1,868	69,583
TrueCar, Inc.(x)*	23,461	362,942
Web.com Group, Inc.*	20,226	390,362
WebMD Health Corp.*	17,450	919,266
Xactly Corp.*	7,751	92,237
XO Group, Inc.*	9,648	166,042

		18,199,161

IT Services (1.8%)
Acxiom Corp.*	36,565	1,041,006
ALJ Regional Holdings, Inc.*	6,329	23,544
Blackhawk Network Holdings, Inc.*	25,851	1,049,551
CACI International, Inc., Class A*	11,143	1,307,074
Cardtronics plc, Class A*	20,728	969,034
Cass Information Systems, Inc.	5,910	390,651
Convergys Corp.	42,093	890,267
CSG Systems International, Inc.	15,944	602,843
EPAM Systems, Inc.*	22,772	1,719,740
EVERTEC, Inc.	33,693	535,719
ExlService Holdings, Inc.*	15,771	746,915
Forrester Research, Inc.	4,736	188,256
Hackett Group, Inc. (The)	7,473	145,649
Information Services Group, Inc.*	10,428	32,848
ManTech International Corp., Class A	11,825	409,500
MAXIMUS, Inc.	29,894	1,859,406
MoneyGram International, Inc.*	7,469	125,554
NCI, Inc., Class A*	1,963	29,543
NeuStar, Inc., Class A*	12,713	421,436
Perficient, Inc.*	16,713	290,138
PFSweb, Inc.*	4,135	27,002
Planet Payment, Inc.*	14,284	56,850
Science Applications International Corp.	19,998	1,487,850
ServiceSource International, Inc.*	21,470	83,304
Sykes Enterprises, Inc.*	19,801	582,149
Syntel, Inc.	15,571	262,060
TeleTech Holdings, Inc.	7,828	231,709
Travelport Worldwide Ltd.	53,310	627,459
Unisys Corp.(x)*	23,078	321,938
Virtusa Corp.*	14,120	426,706

		16,885,701

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Energy Industries, Inc.*	18,829	1,290,916
Advanced Micro Devices, Inc.*	342,337	4,981,004
Alpha & Omega Semiconductor Ltd.*	6,100	104,859
Ambarella, Inc.(x)*	14,988	819,993
Amkor Technology, Inc.*	45,555	527,982
Axcelis Technologies, Inc.*	10,003	188,056
Brooks Automation, Inc.	32,606	730,374
Cabot Microelectronics Corp.	10,805	827,771
Cavium, Inc.*	29,397	2,106,590
CEVA, Inc.*	8,607	305,549
Cirrus Logic, Inc.*	29,600	1,796,425
Cohu, Inc.	8,514	157,168
Diodes, Inc.*	19,064	458,489
DSP Group, Inc.*	7,707	92,484
Entegris, Inc.*	67,681	1,583,735
Exar Corp.*	14,140	183,961
FormFactor, Inc.*	31,543	373,785
GigPeak, Inc.*	15,580	47,986
Ichor Holdings Ltd.*	1,022	20,266
Impinj, Inc.(x)*	1,877	56,817
Inphi Corp.*	18,110	884,130
Integrated Device Technology, Inc.*	63,925	1,513,105
IXYS Corp.	7,858	114,334
Kopin Corp.*	22,178	90,930
Lattice Semiconductor Corp.*	55,275	382,503
MACOM Technology Solutions Holdings, Inc.*	14,913	720,298
MaxLinear, Inc., Class A*	25,677	720,240
Microsemi Corp.#*	52,440	2,702,234
MKS Instruments, Inc.	24,430	1,679,563
Monolithic Power Systems, Inc.	17,920	1,650,432
Nanometrics, Inc.*	10,677	325,221
NeoPhotonics Corp.(x)*	10,233	92,199
NVE Corp.	1,563	129,401
PDF Solutions, Inc.*	11,885	268,839
Photronics, Inc.*	28,425	304,148
Power Integrations, Inc.	12,427	817,075
Rambus, Inc.*	50,896	668,773
Rudolph Technologies, Inc.*	12,859	288,042
Semtech Corp.*	30,028	1,014,946
Sigma Designs, Inc.*	12,627	78,919
Silicon Laboratories, Inc.*	19,521	1,435,770
Synaptics, Inc.*	16,846	834,045
Ultra Clean Holdings, Inc.*	10,534	177,709
Ultratech, Inc.*	9,664	286,248
Veeco Instruments, Inc.*	17,997	537,210
Xcerra Corp.*	17,480	155,397
XPERI Corp.	22,471	762,890

		35,288,811

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Software (3.3%)
8x8, Inc.*	40,776	$621,834
A10 Networks, Inc.*	18,656	170,702
ACI Worldwide, Inc.*	53,131	1,136,472
American Software, Inc., Class A	8,624	88,655
Aspen Technology, Inc.*	36,384	2,143,744
Barracuda Networks, Inc.*	10,514	242,979
Blackbaud, Inc.	21,522	1,650,092
Blackline, Inc.*	2,438	72,555
Bottomline Technologies de, Inc.*	18,955	448,286
BroadSoft, Inc.*	13,562	545,192
Callidus Software, Inc.*	28,560	609,756
CommVault Systems, Inc.*	18,614	945,591
Digimarc Corp.(x)*	3,208	86,616
Ebix, Inc.(x)	11,477	702,966
Ellie Mae, Inc.*	15,113	1,515,381
EnerNOC, Inc.(x)*	9,589	57,534
Everbridge, Inc.*	900	18,477
Exa Corp.*	4,498	57,125
Fair Isaac Corp.	14,286	1,842,180
Gigamon, Inc.*	14,357	510,391
Globant SA(x)*	11,790	429,156
Glu Mobile, Inc.(x)*	52,086	118,235
Guidance Software, Inc.*	6,702	39,542
HubSpot, Inc.*	13,235	801,379
Imperva, Inc.*	13,031	534,923
Jive Software, Inc.*	19,077	82,031
MicroStrategy, Inc., Class A*	4,275	802,845
Mitek Systems, Inc.*	9,920	65,968
MobileIron, Inc.*	13,667	59,451
Model N, Inc.*	7,677	80,225
Monotype Imaging Holdings, Inc.	20,136	404,734
Park City Group, Inc.(x)*	3,650	45,078
Paycom Software, Inc.(x)*	20,231	1,163,485
Paylocity Holding Corp.*	9,073	350,490
Pegasystems, Inc.	17,317	759,350
Progress Software Corp.	23,107	671,258
Proofpoint, Inc.*	19,062	1,417,450
PROS Holdings, Inc.*	12,287	297,223
QAD, Inc., Class A	3,170	88,285
Qualys, Inc.*	12,583	476,896
Rapid7, Inc.(x)*	12,277	183,909
RealPage, Inc.*	26,401	921,395
RingCentral, Inc., Class A*	26,987	763,732
Rosetta Stone, Inc.*	6,210	60,548
Rubicon Project, Inc. (The)*	16,012	94,311
Sapiens International Corp. NV	10,181	131,131
SecureWorks Corp., Class A*	4,996	47,462
Silver Spring Networks, Inc.*	14,561	164,394
Synchronoss Technologies, Inc.*	19,619	478,704
Take-Two Interactive Software, Inc.*	43,408	2,572,791
Telenav, Inc.*	10,289	89,000
TiVo Corp.	53,610	1,005,188
Varonis Systems, Inc.*	3,240	103,032
VASCO Data Security International, Inc.*	14,064	189,864
Verint Systems, Inc.*	29,011	1,258,352
VirnetX Holding Corp.(x)*	16,381	37,676
Workiva, Inc.*	9,628	150,678
Zendesk, Inc.*	37,423	1,049,341
Zix Corp.*	18,381	88,413

		31,544,453

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.(x)*	49,480	740,221
Avid Technology, Inc.*	11,613	54,117
CPI Card Group, Inc.	5,968	25,066
Cray, Inc.*	19,406	424,991
Diebold Nixdorf, Inc.	31,619	970,703
Eastman Kodak Co.*	8,384	96,416
Electronics For Imaging, Inc.*	21,397	1,044,815
Immersion Corp.(x)*	9,249	80,096
Nimble Storage, Inc.*	28,429	355,363
Pure Storage, Inc., Class A(x)*	31,209	306,784
Stratasys Ltd.*	23,589	483,339
Super Micro Computer, Inc.*	17,524	444,233
USA Technologies, Inc.*	11,983	50,928

		5,077,072

Total Information Technology	.	150,290,585

Materials (4.7%)
Chemicals (2.5%)
A Schulman, Inc.	13,219	415,738
AgroFresh Solutions, Inc.(x)*	6,864	29,996
American Vanguard Corp.	9,769	162,165
Balchem Corp.	15,104	1,244,872
Calgon Carbon Corp.	24,528	358,109
Chase Corp.	3,211	306,329
Chemours Co. (The)	83,145	3,201,083
Chemtura Corp.*	28,772	960,985
Codexis, Inc.*	10,902	52,330
Ferro Corp.*	40,915	621,499
Flotek Industries, Inc.(x)*	24,674	315,580
FutureFuel Corp.	8,462	119,991
GCP Applied Technologies, Inc.*	32,568	1,063,345
Hawkins, Inc.	3,292	161,308
HB Fuller Co.	22,906	1,181,033
Ingevity Corp.*	19,634	1,194,729
Innophos Holdings, Inc.	8,817	475,853
Innospec, Inc.	10,929	707,653
KMG Chemicals, Inc.	3,013	138,809
Koppers Holdings, Inc.*	9,377	397,116
Kraton Corp.*	15,008	464,047
Kronos Worldwide, Inc.	7,484	122,962
LSB Industries, Inc.(x)*	7,189	67,433
Minerals Technologies, Inc.	16,578	1,269,875
Olin Corp.	77,638	2,551,961
OMNOVA Solutions, Inc.*	13,488	133,531
PolyOne Corp.	38,974	1,328,624
Quaker Chemical Corp.	5,928	780,480
Rayonier Advanced Materials, Inc.	19,820	266,579
Sensient Technologies Corp.	20,756	1,645,121
Stepan Co.	8,915	702,591
TerraVia Holdings, Inc.(x)*	28,916	20,950
Trecora Resources*	7,352	81,607
Tredegar Corp.	11,700	205,335
Trinseo SA	12,752	855,659
Tronox Ltd., Class A	29,583	545,806
Valhi, Inc.	5,950	19,516

		24,170,600

Construction Materials (0.3%)
Forterra, Inc.*	5,527	107,777
Headwaters, Inc.*	33,119	777,634
Summit Materials, Inc., Class A*	49,037	1,211,704
United States Lime & Minerals, Inc.(x)	696	54,970
US Concrete, Inc.(x)*	6,737	434,873

		2,586,958

Containers & Packaging (0.1%)
Greif, Inc., Class A	12,701	699,698
Greif, Inc., Class B	2,150	140,395
Multi Packaging Solutions International Ltd.*	6,565	117,842

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Myers Industries, Inc.	6,838	$108,382
UFP Technologies, Inc.*	2,013	52,137

		1,118,454

Metals & Mining (1.2%)
AK Steel Holding Corp.*	142,879	1,027,300
Allegheny Technologies, Inc.(x)	49,778	894,013
Ampco-Pittsburgh Corp.	2,641	37,106
Carpenter Technology Corp.	22,288	831,342
Century Aluminum Co.*	23,306	295,753
Cliffs Natural Resources, Inc.*	129,165	1,060,444
Coeur Mining, Inc.*	79,728	644,202
Commercial Metals Co.	55,158	1,055,173
Ferroglobe plc	34,009	351,313
Gold Resource Corp.(x)	16,410	74,173
Handy & Harman Ltd.*	979	26,629
Haynes International, Inc.	4,222	160,943
Hecla Mining Co.	171,504	907,256
Kaiser Aluminum Corp.	8,046	642,875
Materion Corp.	9,852	330,535
Olympic Steel, Inc.	3,182	59,058
Ryerson Holding Corp.*	4,397	55,402
Schnitzer Steel Industries, Inc., Class A	12,184	251,600
Stillwater Mining Co.*	55,965	966,516
SunCoke Energy, Inc.*	29,991	268,719
TimkenSteel Corp.*	18,367	347,320
Worthington Industries, Inc.	21,355	962,897

		11,250,569

Paper & Forest Products (0.6%)
Boise Cascade Co.*	20,016	534,427
Clearwater Paper Corp.*	8,005	448,280
Deltic Timber Corp.	4,871	380,523
KapStone Paper and Packaging Corp.	41,861	966,989
Louisiana-Pacific Corp.*	65,790	1,632,909
Neenah Paper, Inc.	7,586	566,674
PH Glatfelter Co.	19,806	430,582
Schweitzer-Mauduit International, Inc.	15,146	627,347

		5,587,731

Total Materials		44,714,312

Real Estate (7.0%)
Equity Real Estate Investment Trusts (REITs) (6.6%)
Acadia Realty Trust (REIT)	35,665	1,072,090
Agree Realty Corp. (REIT)	10,681	512,261
Alexander’s, Inc. (REIT)	983	424,518
American Assets Trust, Inc. (REIT)	18,878	789,856
Armada Hoffler Properties, Inc. (REIT)	10,616	147,456
Ashford Hospitality Prime, Inc. (REIT)	9,307	98,747
Ashford Hospitality Trust, Inc. (REIT)	34,602	220,415
Bluerock Residential Growth REIT, Inc. (REIT)	6,398	78,759
CareTrust REIT, Inc. (REIT)	28,141	473,332
CatchMark Timber Trust, Inc. (REIT), Class A	12,303	141,731
CBL & Associates Properties, Inc. (REIT)	77,794	742,155
Cedar Realty Trust, Inc. (REIT)	35,209	176,749
Chatham Lodging Trust (REIT)	18,441	364,210
Chesapeake Lodging Trust (REIT)	29,399	704,400
City Office REIT, Inc. (REIT)	7,918	96,204
Colony Starwood Homes (REIT)	30,632	1,039,956
Community Healthcare Trust, Inc. (REIT)	4,181	99,926
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	4,314	145,727
CoreSite Realty Corp. (REIT)	15,600	1,404,780
Cousins Properties, Inc. (REIT)	155,397	1,285,133
DiamondRock Hospitality Co. (REIT)	91,930	1,025,020
DuPont Fabros Technology, Inc. (REIT)	34,536	1,712,640
Easterly Government Properties, Inc. (REIT)	14,082	278,683
EastGroup Properties, Inc. (REIT)	14,628	1,075,597
Education Realty Trust, Inc. (REIT)	33,766	1,379,341
Farmland Partners, Inc. (REIT)(x)	5,627	62,854
FelCor Lodging Trust, Inc. (REIT)	64,295	482,855
First Industrial Realty Trust, Inc. (REIT)	53,871	1,434,585
First Potomac Realty Trust (REIT)	33,206	341,358
Four Corners Property Trust, Inc. (REIT)	28,217	644,194
Franklin Street Properties Corp. (REIT)	44,548	540,813
GEO Group, Inc. (The) (REIT)	36,489	1,691,995
Getty Realty Corp. (REIT)	11,448	289,291
Gladstone Commercial Corp. (REIT)	6,871	142,024
Global Medical REIT, Inc. (REIT)(x)	5,099	46,299
Global Net Lease, Inc. (REIT)*	29,939	720,931
Government Properties Income Trust (REIT)	29,212	611,407
Gramercy Property Trust (REIT)	66,100	1,738,430
Healthcare Realty Trust, Inc. (REIT)	52,413	1,703,423
Hersha Hospitality Trust (REIT)	19,148	359,791
Hudson Pacific Properties, Inc. (REIT)	52,064	1,803,496
Independence Realty Trust, Inc. (REIT)	18,631	174,572
InfraREIT, Inc. (REIT)	18,566	334,188
Investors Real Estate Trust (REIT)	60,890	361,078
iStar, Inc. (REIT)*	35,000	413,000
Kite Realty Group Trust (REIT)	39,066	839,919
LaSalle Hotel Properties (REIT)	50,073	1,449,613
Lexington Realty Trust (REIT)	104,658	1,044,487
LTC Properties, Inc. (REIT)	18,037	863,972
Mack-Cali Realty Corp. (REIT)	41,991	1,131,238
MedEquities Realty Trust, Inc.	6,933	77,719
Medical Properties Trust, Inc. (REIT)	135,785	1,750,268
Monmouth Real Estate Investment Corp. (REIT)	31,078	443,483
Monogram Residential Trust, Inc. (REIT)	79,793	795,536
National Health Investors, Inc. (REIT)	17,028	1,236,744
National Storage Affiliates Trust (REIT)	15,172	362,611
New Senior Investment Group, Inc. (REIT)	35,803	365,191
NexPoint Residential Trust, Inc. (REIT)	6,465	156,194
NorthStar Realty Europe Corp. (REIT)	26,115	302,673
One Liberty Properties, Inc. (REIT)	4,762	111,240
Parkway, Inc. (REIT)	21,049	418,665
Pebblebrook Hotel Trust (REIT)	33,268	971,758
Pennsylvania REIT (REIT)	32,316	489,264
Physicians Realty Trust (REIT)	64,973	1,291,014

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Potlatch Corp. (REIT)	19,170	$876,069
Preferred Apartment Communities, Inc. (REIT), Class A	7,026	92,813
PS Business Parks, Inc. (REIT)	9,064	1,040,185
QTS Realty Trust, Inc. (REIT), Class A	21,756	1,060,605
RAIT Financial Trust (REIT)	41,172	131,750
Ramco-Gershenson Properties Trust (REIT)	36,439	510,875
Retail Opportunity Investments Corp. (REIT)	50,280	1,057,388
Rexford Industrial Realty, Inc. (REIT)	30,810	693,841
RLJ Lodging Trust (REIT)	56,122	1,319,428
Ryman Hospitality Properties, Inc. (REIT)	20,976	1,296,946
Sabra Health Care REIT, Inc. (REIT)	30,116	841,140
Saul Centers, Inc. (REIT)	4,604	283,698
Select Income REIT (REIT)	29,647	764,596
Seritage Growth Properties (REIT), Class A(x)	11,738	506,495
Silver Bay Realty Trust Corp. (REIT)	16,812	360,954
STAG Industrial, Inc. (REIT)	34,355	859,562
Summit Hotel Properties, Inc. (REIT)	41,626	665,183
Sunstone Hotel Investors, Inc. (REIT)	101,712	1,559,245
Terreno Realty Corp. (REIT)	21,007	588,196
Tier REIT, Inc. (REIT)	22,175	384,958
UMH Properties, Inc. (REIT)	8,205	124,798
Universal Health Realty Income Trust (REIT)	4,272	275,544
Urban Edge Properties (REIT)	42,479	1,117,198
Urstadt Biddle Properties, Inc. (REIT), Class A	11,545	237,365
Washington Prime Group, Inc. (REIT)	85,810	745,689
Washington REIT (REIT)	33,149	1,036,901
Whitestone REIT (REIT)	9,269	128,283
Xenia Hotels & Resorts, Inc. (REIT)	49,730	848,891

		62,896,455

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	21,325	949,388
Altisource Portfolio Solutions SA(x)*	3,531	129,941
Consolidated-Tomoka Land Co.	1,547	82,826
Forestar Group, Inc.*	11,492	156,866
FRP Holdings, Inc.*	2,381	95,240
HFF, Inc., Class A	18,027	498,807
Kennedy-Wilson Holdings, Inc.	40,018	888,400
Marcus & Millichap, Inc.*	6,016	147,873
RE/MAX Holdings, Inc., Class A	8,236	489,630
RMR Group, Inc. (The), Class A	2,727	134,987
St Joe Co. (The)*	23,651	403,250
Stratus Properties, Inc.	2,002	54,855
Tejon Ranch Co.*	5,581	122,168
Trinity Place Holdings, Inc.(x)*	6,698	48,962

		4,203,193

Total Real Estate		67,099,648

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
ATN International, Inc.	5,495	386,958
Cincinnati Bell, Inc.*	20,015	354,266
Cogent Communications Holdings, Inc.	18,985	817,303
Consolidated Communications Holdings, Inc.(x)	24,474	573,181
FairPoint Communications, Inc.*	9,808	162,813
General Communication, Inc., Class A*	14,668	305,094
Globalstar, Inc.(x)*	177,612	284,179
Hawaiian Telcom Holdco, Inc.*	5,364	122,889
IDT Corp., Class B	5,712	72,657
Intelsat SA(x)*	10,223	42,425
Iridium Communications, Inc.(x)*	44,074	425,314
Lumos Networks Corp.*	6,634	117,422
ORBCOMM, Inc.*	29,796	284,552
pdvWireless, Inc.(x)*	3,375	73,744
Straight Path Communications, Inc., Class B(x)*	2,973	106,939
Vonage Holdings Corp.*	80,646	509,683
Windstream Holdings, Inc.(x)	85,737	467,267

		5,106,686

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	8,555	111,129
NII Holdings, Inc.*	17,594	22,872
Shenandoah Telecommunications Co.	21,981	616,568
Spok Holdings, Inc.	7,492	142,348

		892,917

Total Telecommunication Services		5,999,603

Utilities (3.3%)
Electric Utilities (1.0%)
ALLETE, Inc.	22,426	1,518,464
El Paso Electric Co.	18,681	943,391
Genie Energy Ltd., Class B	4,318	31,262
IDACORP, Inc.	23,261	1,929,732
MGE Energy, Inc.	15,858	1,030,770
Otter Tail Corp.	18,193	689,515
PNM Resources, Inc.	36,917	1,365,929
Portland General Electric Co.	42,104	1,870,260
Spark Energy, Inc., Class A(x)	1,967	62,846

		9,442,169

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	6,680	462,256
Delta Natural Gas Co , Inc.	1,984	60,214
New Jersey Resources Corp.	39,395	1,560,042
Northwest Natural Gas Co.	12,243	723,561
ONE Gas, Inc.	24,515	1,657,214
South Jersey Industries, Inc.	36,744	1,309,924
Southwest Gas Holdings, Inc.	21,817	1,808,847
Spire, Inc.	20,922	1,412,235
WGL Holdings, Inc.	23,150	1,910,570

		10,904,863

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	38,128	101,039
Atlantica Yield plc	26,242	550,032
Dynegy, Inc.*	53,417	419,858
NRG Yield, Inc., Class A	12,424	216,053
NRG Yield, Inc., Class C	30,149	533,638
Ormat Technologies, Inc.	17,835	1,018,021
Pattern Energy Group, Inc.	28,644	576,604
TerraForm Global, Inc., Class A*	36,150	173,520
TerraForm Power, Inc., Class A*	40,037	495,258
Vivint Solar, Inc.(x)*	15,023	42,064

		4,126,087

Multi-Utilities (0.5%)
Avista Corp.	29,868	1,166,345
Black Hills Corp.	23,787	1,581,122

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
NorthWestern Corp.	22,290	$1,308,423
Unitil Corp.	6,556	295,217

		4,351,107

Water Utilities (0.3%)
American States Water Co.	16,712	740,342
AquaVenture Holdings Ltd.*	1,071	18,282
Artesian Resources Corp., Class A	2,644	86,089
California Water Service Group	22,528	807,628
Connecticut Water Service, Inc.	5,143	273,350
Consolidated Water Co. Ltd.	4,989	58,122
Global Water Resources, Inc.(x)	2,444	21,263
Middlesex Water Co.	7,336	271,065
SJW Group	7,417	357,648
York Water Co. (The)	5,157	180,753

		2,814,542

Total Utilities		31,638,768

Total Common Stocks (89.7%) (Cost $641,349,847)		862,292,686

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc. (Contingent Value Shares)*†	13,800	17,595

Total Consumer Discretionary		17,595

Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics, Inc. (Contingent Value Shares)(x)*†	15,200	912
Dyax Corp. (Contingent Value Shares)*†	69,052	57,486

		58,398

Life Sciences Tools & Services (0.0%)
Furiex Pharmaceuticals LLC*†	3,800	—

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)*†	5,500	2,475

Total Health Care		60,873

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)*†	21,501	—

Total Information Technology		—

Total Rights (0.0%) (Cost $3,209)		78,468

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	2,263,353	2,264,032

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.3%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $3,000,198, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $3,060,002.(xx)	$3,000,000	3,000,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $5,400,396, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $5,508,000.(xx)	5,400,000	5,400,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $1,000,091, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $1,020,002.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $3,000,238, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $3,060,006.(xx)	3,000,000	3,000,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $10,501,138, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $11,528,859.(xx)	10,500,000	10,500,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $587,847, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $599,564.(xx)	587,808	587,808
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $3,100,279, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $3,163,910.(xx)	3,100,000	3,100,000

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $3,200,221, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $3,265,971.(xx)	$3,200,000	$3,200,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $2,000,216, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $2,040,330.(xx)	2,000,000	2,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $4,000,327, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $4,080,333.(xx)	4,000,000	4,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $3,500,248, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $3,570,254.(xx)	3,500,000	3,500,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $8,001,307, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $8,161,110.(xx)	8,000,000	8,000,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $2,000,132, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $2,040,000.(xx)	2,000,000	2,000,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $1,700,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $1,734,002.(xx)	1,700,000	1,700,000
RBS Securities, Inc., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $2,000,132, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.125%, maturing 9/30/17-11/15/41; total market value $2,040,019.(xx)	2,000,000	2,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $5,000,788, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $5,100,000.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $2,000,315, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $2,040,001.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		59,987,808

Total Short-Term Investments (6.5%) (Cost $62,251,516)		62,251,840

Total Investments (96.2%) (Cost $703,604,572)		924,622,994
Other Assets Less Liabilities (3.8%)		36,812,078

Net Assets (100%)		$961,435,072

*	Non-income producing.

†	Securities (totaling $78,468 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $360,710.

@	Shares are less than 0.5.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $58,194,719. This was secured by cash collateral of $59,987,808 which was subsequently invested in joint repurchase agreements with a total value of $59,987,808, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $42,276 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 3.625%, maturing 4/6/17-11/15/46.

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$41,758	$—	$—	$52,991	$—	$—
PennyMac Mortgage Investment Trust (REIT)	376,575	—	—	587,241	—	—

	$418,333	$—	$—	$640,232	$—	$—

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,415	June-17	$97,021,797	$97,946,300	$924,503

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$105,272,848	$226,790	$—		$105,499,638
Consumer Staples	25,002,101	—	—		25,002,101
Energy	29,388,904	—	—		29,388,904
Financials	166,248,957	—	—		166,248,957
Health Care	112,409,497	—	—		112,409,497
Industrials	124,000,673	—	—		124,000,673
Information Technology	150,290,585	—	—		150,290,585
Materials	44,714,312	—	—		44,714,312
Real Estate	67,099,648	—	—		67,099,648
Telecommunication Services	5,999,603	—	—		5,999,603
Utilities	31,638,768	—	—		31,638,768
Futures	924,503	—	—		924,503
Rights
Consumer Discretionary	—	—	17,595		17,595
Health Care	—	—	60,873		60,873
Information Technology	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	2,264,032	—	—		2,264,032
Repurchase Agreements	—	59,987,808	—		59,987,808

Total Assets	$865,254,431	$60,214,598	$78,468		$925,547,497

Total Liabilities	$—	$—	$—		$—

Total	$865,254,431	$60,214,598	$78,468		$925,547,497

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$288,117,014
Aggregate gross unrealized depreciation	(68,297,252)

Net unrealized appreciation	$219,819,762

Federal income tax cost of investments	$704,803,232

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.5%)
Auto Components (1.2%)
Lear Corp.	135,026	$19,116,981
Magna International, Inc.	47,770	2,061,753

		21,178,734

Hotels, Restaurants & Leisure (0.1%)
Darden Restaurants, Inc.	17,380	1,454,185

Household Durables (0.9%)
Newell Brands, Inc.	317,829	14,991,994
Tupperware Brands Corp.	32,990	2,069,133

		17,061,127

Media (3.4%)
Comcast Corp., Class A	661,490	24,865,409
Interpublic Group of Cos., Inc. (The)	412,700	10,140,039
Omnicom Group, Inc.	76,960	6,634,722
Scripps Networks Interactive, Inc., Class A	243,961	19,119,223

		60,759,393

Multiline Retail (0.8%)
Dollar General Corp.	194,160	13,538,777

Specialty Retail (0.1%)
Lowe’s Cos., Inc.	10,510	864,027
Urban Outfitters, Inc.*	61,640	1,464,566

		2,328,593

Total Consumer Discretionary		116,320,809

Consumer Staples (6.1%)
Beverages (0.3%)
PepsiCo, Inc.	44,140	4,937,500

Food & Staples Retailing (4.5%)
CVS Health Corp.	70,962	5,570,517
Kroger Co. (The)	1,275,162	37,604,528
Rite Aid Corp.*	348,537	1,481,282
Walgreens Boots Alliance, Inc.	447,100	37,131,655

		81,787,982

Food Products (0.6%)
Hormel Foods Corp.	87,390	3,026,316
Mondelez International, Inc., Class A	139,580	6,013,106
Pilgrim’s Pride Corp.(x)	64,850	1,459,449

		10,498,871

Personal Products (0.2%)
Unilever NV (N.Y. Shares)(x)	70,520	3,503,434

Tobacco (0.5%)
Philip Morris International, Inc.	81,940	9,251,026

Total Consumer Staples		109,978,813

Energy (13.5%)
Energy Equipment & Services (0.6%)
Superior Energy Services, Inc.*	742,048	10,581,605

Oil, Gas & Consumable Fuels (12.9%)
Apache Corp.	1,118,481	57,478,739
Devon Energy Corp.	1,483,910	61,908,725
Gulfport Energy Corp.*	1,468,396	25,241,727
Hess Corp.	29,858	1,439,454
Marathon Oil Corp.	3,175,599	50,174,464
Marathon Petroleum Corp.	298,974	15,110,146
Occidental Petroleum Corp.	57,080	3,616,589
Parsley Energy, Inc., Class A*	11,940	388,169
Valero Energy Corp.	214,272	14,204,091
Whiting Petroleum Corp.*	180,830	1,710,652

		231,272,756

Total Energy		241,854,361

Financials (29.2%)
Banks (13.3%)
Bank of America Corp.	1,948,710	45,970,069
Citigroup, Inc.	1,520,654	90,965,522
JPMorgan Chase & Co.	816,526	71,723,644
KeyCorp	679,930	12,089,155
Regions Financial Corp.	1,137,643	16,529,953

		237,278,343

Capital Markets (2.4%)
Ameriprise Financial, Inc.	39,130	5,074,378
Morgan Stanley	309,814	13,272,432
Nasdaq, Inc.	351,041	24,379,798

		42,726,608

Consumer Finance (8.3%)
Capital One Financial Corp.	676,866	58,657,208
Discover Financial Services	1,071,196	73,259,094
SLM Corp.*	1,222,661	14,794,198
Synchrony Financial	79,750	2,735,425

		149,445,925

Insurance (4.1%)
Athene Holding Ltd., Class A(x)*	64,582	3,228,454
Hartford Financial Services Group, Inc. (The)	341,256	16,404,176
Lincoln National Corp.	235,311	15,401,105
Prudential Financial, Inc.	225,812	24,089,624
XL Group Ltd.	341,835	13,625,543

		72,748,902

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
Starwood Property Trust, Inc. (REIT)	698,782	15,778,498

Thrifts & Mortgage Finance (0.2%)
New York Community Bancorp, Inc.	279,060	3,898,468

Total Financials		521,876,744

Health Care (14.7%)
Biotechnology (2.3%)
Gilead Sciences, Inc.	608,990	41,362,601

Health Care Equipment & Supplies (7.1%)
Baxter International, Inc.	1,059,743	54,958,272
Hologic, Inc.*	163,592	6,960,839
Medtronic plc	184,420	14,856,875
Zimmer Biomet Holdings, Inc.	406,642	49,655,055

		126,431,041

Pharmaceuticals (5.3%)
Novartis AG (ADR)	285,120	21,175,863
Pfizer, Inc.	2,144,740	73,371,555

		94,547,418

Total Health Care		262,341,060

Industrials (3.3%)
Aerospace & Defense (0.1%)
Northrop Grumman Corp.	5,200	1,236,768
Raytheon Co.	5,785	882,213

		2,118,981

Airlines (0.5%)
American Airlines Group, Inc.	127,810	5,406,363
Delta Air Lines, Inc.	70,620	3,245,695

		8,652,058

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.3%)
Honeywell International, Inc.	37,478	$4,679,878

Professional Services (2.4%)
Dun & Bradstreet Corp. (The)	11,491	1,240,338
Nielsen Holdings plc	1,006,270	41,569,014

		42,809,352

Total Industrials		58,260,269

Information Technology (13.6%)
Communications Equipment (5.1%)
Cisco Systems, Inc.	2,724,693	92,094,624

Internet Software & Services (0.8%)
eBay, Inc.*	418,460	14,047,702

IT Services (0.5%)
Fidelity National Information Services, Inc.	22,650	1,803,393
First Data Corp., Class A*	199,400	3,090,700
Total System Services, Inc.	79,090	4,228,151

		9,122,244

Semiconductors & Semiconductor Equipment (4.7%)
NXP Semiconductors NV*	50,170	5,192,595
QUALCOMM, Inc.	1,267,880	72,700,239
Teradyne, Inc.	202,596	6,300,736

		84,193,570

Software (0.5%)
Oracle Corp.	191,010	8,520,956

Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc.	243,760	35,018,562

Total Information Technology		242,997,658

Materials (2.6%)
Chemicals (0.8%)
Akzo Nobel NV (ADR)	500,286	13,787,882

Containers & Packaging (1.3%)
Avery Dennison Corp.	43,820	3,531,892
Bemis Co., Inc.	111,400	5,443,004
Crown Holdings, Inc.*	105,390	5,580,400
Graphic Packaging Holding Co.	290,580	3,739,765
Owens-Illinois, Inc.*	237,880	4,847,994
Sealed Air Corp.	4,120	179,550

		23,322,605

Metals & Mining (0.5%)
Reliance Steel & Aluminum Co.	111,090	8,889,422

Total Materials		45,999,909

Real Estate (0.2%)
Equity Real Estate Investment Trusts (REITs) (0.2%)
Brixmor Property Group, Inc. (REIT)	180,920	3,882,543

Total Real Estate		3,882,543

Telecommunication Services (3.0%)
Diversified Telecommunication Services (1.5%)
Verizon Communications, Inc.	545,577	26,596,879

Wireless Telecommunication Services (1.5%)
Telephone & Data Systems, Inc.	933,945	24,758,882
United States Cellular Corp.*	62,005	2,314,646

		27,073,528

Total Telecommunication Services		53,670,407

Utilities (6.6%)
Electric Utilities (3.4%)
American Electric Power Co., Inc.	77,050	5,172,366
Duke Energy Corp.	50,490	4,140,685
Exelon Corp.	1,448,460	52,115,591

		61,428,642

Independent Power and Renewable Electricity Producers (3.1%)
AES Corp.	3,858,500	43,138,030
Dynegy, Inc.(x)*	1,419,850	11,160,021

		54,298,051

Multi-Utilities (0.1%)
Public Service Enterprise Group, Inc.	49,080	2,176,698

Total Utilities		117,903,391

Total Common Stocks (99.3%) (Cost $1,467,655,554)		1,775,085,964

CONVERTIBLE PREFERRED STOCK:
Consumer Staples (0.4%)
Food Products (0.4%)
Tyson Foods, Inc.
4.750%*	112,965	7,568,655

Total Convertible Preferred Stock (0.4%) (Cost $5,732,827)		7,568,655

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	13,816	13,820

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $400,029, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $408,000.(xx)	$400,000	400,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $200,016, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $204,000.(xx)	200,000	200,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $600,065, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $658,792.(xx)	$600,000	$600,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $665,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $678,279.(xx)	664,979	664,979
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $200,018, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $204,123.(xx)	200,000	200,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $200,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $204,123.(xx)	200,000	200,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $500,082, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $510,069.(xx)	500,000	500,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $750,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $765,054.(xx)	750,000	750,000

Total Repurchase Agreements		3,514,979

Total Short-Term Investments (0.2%) (Cost $3,528,799)		3,528,799

Total Investments (99.9%) (Cost $1,476,917,180)		1,786,183,418
Other Assets Less Liabilities (0.1%)		1,877,462

Net Assets (100%)		$1,788,060,880

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $3,437,080. This was secured by cash collateral of $3,514,979 which was subsequently invested in joint repurchase agreements with a total value of $3,514,979, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$116,320,809	$—	$—	$116,320,809
Consumer Staples	109,978,813	—	—	109,978,813
Energy	241,854,361	—	—	241,854,361
Financials	521,876,744	—	—	521,876,744
Health Care	262,341,060	—	—	262,341,060
Industrials	58,260,269	—	—	58,260,269
Information Technology	242,997,658	—	—	242,997,658
Materials	45,999,909	—	—	45,999,909
Real Estate	3,882,543	—	—	3,882,543
Telecommunication Services	53,670,407	—	—	53,670,407
Utilities	117,903,391	—	—	117,903,391
Convertible Preferred Stocks
Consumer Staples	7,568,655	—	—	7,568,655
Short-Term Investments
Investment Companies	13,820	—	—	13,820
Repurchase Agreements	—	3,514,979	—	3,514,979

Total Assets	$1,782,668,439	$3,514,979	$—	$1,786,183,418

Total Liabilities	$—	$—	$—	$—

Total	$1,782,668,439	$3,514,979	$—	$1,786,183,418

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$415,938,131
Aggregate gross unrealized depreciation	(120,459,918)

Net unrealized appreciation	$295,478,213

Federal income tax cost of investments	$1,490,705,205

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.9%)
Automobiles (1.8%)
General Motors Co.	309,913	$10,958,524

Household Durables (0.6%)
DR Horton, Inc.	111,860	3,726,057

Leisure Products (0.6%)
Brunswick Corp.	56,708	3,470,530

Media (1.2%)
Cinemark Holdings, Inc.	171,715	7,613,843

Multiline Retail (0.7%)
Kohl’s Corp.	117,135	4,663,144

Specialty Retail (1.0%)
Best Buy Co., Inc.	126,590	6,221,898

Total Consumer Discretionary		36,653,996

Consumer Staples (7.3%)
Beverages (0.5%)
Dr Pepper Snapple Group, Inc.	35,262	3,452,855

Food & Staples Retailing (1.8%)
CVS Health Corp.	39,218	3,078,613
Whole Foods Market, Inc.	279,655	8,311,347

		11,389,960

Household Products (2.6%)
Colgate-Palmolive Co.	73,649	5,390,370
Kimberly-Clark Corp.	27,827	3,662,868
Procter & Gamble Co. (The)	76,681	6,889,788

		15,943,026

Tobacco (2.4%)
Altria Group, Inc.	206,465	14,745,730

Total Consumer Staples		45,531,571

Energy (13.4%)
Energy Equipment & Services (3.1%)
Helmerich & Payne, Inc.(x)	113,818	7,576,864
Schlumberger Ltd.	148,233	11,576,997

		19,153,861

Oil, Gas & Consumable Fuels (10.3%)
Chevron Corp.	60,449	6,490,409
ConocoPhillips	215,231	10,733,570
Exxon Mobil Corp.	259,160	21,253,712
Occidental Petroleum Corp.	64,249	4,070,817
Statoil ASA (ADR)	164,930	2,833,497
Tesoro Corp.	62,223	5,043,796
Valero Energy Corp.	140,534	9,315,999
Williams Cos., Inc. (The)	144,825	4,285,372

		64,027,172

Total Energy		83,181,033

Financials (26.0%)
Banks (16.3%)
Bank of America Corp.	1,039,300	24,517,087
Citigroup, Inc.	167,182	10,000,827
Citizens Financial Group, Inc.	118,632	4,098,736
JPMorgan Chase & Co.	290,579	25,524,459
KeyCorp	395,706	7,035,653
PNC Financial Services Group, Inc. (The)	65,698	7,899,527
SunTrust Banks, Inc.	170,283	9,416,650
Wells Fargo & Co.	227,153	12,643,336

		101,136,275

Capital Markets (3.3%)
Goldman Sachs Group, Inc. (The)	47,454	10,901,133
Morgan Stanley	221,066	9,470,467

		20,371,600

Consumer Finance (1.0%)
Capital One Financial Corp.	71,779	6,220,368

Diversified Financial Services (2.2%)
Berkshire Hathaway, Inc., Class B*	80,617	13,437,242

Insurance (3.2%)
MetLife, Inc.	169,248	8,939,679
Prudential Financial, Inc.	105,117	11,213,882

		20,153,561

Total Financials		161,319,046

Health Care (10.5%)
Biotechnology (2.1%)
Amgen, Inc.	40,401	6,628,592
Gilead Sciences, Inc.	92,402	6,275,944

		12,904,536

Health Care Providers & Services (3.4%)
Cardinal Health, Inc.	54,009	4,404,434
Quest Diagnostics, Inc.	41,507	4,075,572
UnitedHealth Group, Inc.	57,113	9,367,103
Universal Health Services, Inc., Class B	26,906	3,348,452

		21,195,561

Pharmaceuticals (5.0%)
Eli Lilly & Co.	105,739	8,893,707
Merck & Co., Inc.	255,226	16,217,060
Pfizer, Inc.	173,988	5,952,130

		31,062,897

Total Health Care		65,162,994

Industrials (9.1%)
Aerospace & Defense (2.2%)
L3 Technologies, Inc.	41,822	6,912,758
Northrop Grumman Corp.	28,857	6,863,349

		13,776,107

Airlines (1.0%)
Alaska Air Group, Inc.	64,467	5,945,147

Electrical Equipment (1.3%)
Eaton Corp. plc	110,305	8,179,116

Machinery (3.2%)
Cummins, Inc.	36,384	5,501,261
Oshkosh Corp.	133,675	9,168,768
Snap-on, Inc.	31,564	5,323,900

		19,993,929

Road & Rail (1.4%)
Union Pacific Corp.	77,573	8,216,532

Total Industrials		56,110,831

Information Technology (11.3%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	227,381	7,685,478

IT Services (1.6%)
Alliance Data Systems Corp.	12,860	3,202,140
DST Systems, Inc.	55,181	6,759,672

		9,961,812

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (1.4%)
Intel Corp.	241,305	$8,703,871

Software (3.1%)
Microsoft Corp.	147,116	9,689,060
Open Text Corp.	276,413	9,400,806

		19,089,866

Technology Hardware, Storage & Peripherals (4.0%)
Apple, Inc.	82,865	11,904,386
Western Digital Corp.	88,803	7,328,912
Xerox Corp.	709,760	5,209,638

		24,442,936

Total Information Technology		69,883,963

Materials (2.9%)
Chemicals (2.3%)
Huntsman Corp.	305,664	7,500,995
LyondellBasell Industries NV, Class A	73,174	6,672,737

		14,173,732

Containers & Packaging (0.6%)
WestRock Co.	69,734	3,628,260

Total Materials		17,801,992

Real Estate (4.5%)
Equity Real Estate Investment Trusts (REITs) (3.9%)
Apartment Investment & Management Co. (REIT), Class A	143,809	6,377,929
Digital Realty Trust, Inc. (REIT)	84,155	8,953,251
Sun Communities, Inc. (REIT)	108,470	8,713,395

		24,044,575

Real Estate Management & Development (0.6%)
Realogy Holdings Corp.	133,900	3,988,881

Total Real Estate		28,033,456

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	258,038	10,721,479
Verizon Communications, Inc.	60,282	2,938,747

Total Telecommunication Services		13,660,226

Utilities (5.0%)
Electric Utilities (4.2%)
Entergy Corp.	136,001	10,330,636
Exelon Corp.	221,709	7,977,090
Great Plains Energy, Inc.	264,802	7,737,514

		26,045,240

Multi-Utilities (0.8%)
Public Service Enterprise Group, Inc.	115,773	5,134,533

Total Utilities		31,179,773

Total Common Stocks (98.1%) (Cost $479,161,815)		608,518,881

MASTER LIMITED PARTNERSHIP:
Financials (0.5%)
Capital Markets (0.5%)
Apollo Global Management LLC, Class A (Cost $3,114,308)	137,822	3,351,831

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	4,795,012	4,796,451

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $600,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $612,000.(xx)	$600,000	600,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $900,066, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $918,000.(xx)	900,000	900,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $500,040, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $510,001.(xx)	500,000	500,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $1,000,108, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $1,097,987.(xx)	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $319,077, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $325,437.(xx)	319,056	319,056
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $50,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $51,031.(xx)	50,000	50,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $500,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $510,308.(xx)	$500,000	$500,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $1,000,082, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $1,020,083.(xx)	1,000,000	1,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $500,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $510,036.(xx)	500,000	500,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $500,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $510,000.(xx)	500,000	500,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $400,025, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $408,000.(xx)	400,000	400,000

Total Repurchase Agreements		6,269,056

Total Short-Term Investments (1.8%) (Cost $11,065,739)		11,065,507

Total Investments (100.4%) (Cost $493,341,862)		622,936,219
Other Assets Less Liabilities (-0.4%)		(2,358,975)

Net Assets (100%)		$620,577,244

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $6,137,221. This was secured by cash collateral of $6,269,056 which was subsequently invested in joint repurchase agreements with a total value of $6,269,056, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$36,653,996	$—	$—	$36,653,996
Consumer Staples	45,531,571	—	—	45,531,571
Energy	83,181,033	—	—	83,181,033
Financials	161,319,046	—	—	161,319,046
Health Care	65,162,994	—	—	65,162,994
Industrials	56,110,831	—	—	56,110,831
Information Technology	69,883,963	—	—	69,883,963
Materials	17,801,992	—	—	17,801,992
Real Estate	28,033,456	—	—	28,033,456
Telecommunication Services	13,660,226	—	—	13,660,226
Utilities	31,179,773	—	—	31,179,773
Master Limited Partnerships
Financials	3,351,831	—	—	3,351,831
Short-Term Investments
Investment Companies	4,796,451	—	—	4,796,451
Repurchase Agreements	—	6,269,056	—	6,269,056

Total Assets	$616,667,163	$6,269,056	$—	$622,936,219

Total Liabilities	$—	$—	$—	$—

Total	$616,667,163	$6,269,056	$—	$622,936,219

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$138,488,853
Aggregate gross unrealized depreciation	(8,711,693)

Net unrealized appreciation	$129,777,160

Federal income tax cost of investments	$493,159,059

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.5%)
Hotels, Restaurants & Leisure (6.6%)
Norwegian Cruise Line Holdings Ltd.*	122,600	$6,219,498
Panera Bread Co., Class A*	24,300	6,363,441
Starbucks Corp.	123,080	7,186,641
Wynn Resorts Ltd.	21,400	2,452,654
Yum Brands, Inc.	29,200	1,865,880
Yum China Holdings, Inc.*	29,200	794,240

		24,882,354

Household Durables (3.0%)
Lennar Corp., Class A	42,800	2,190,932
Newell Brands, Inc.	82,881	3,909,497
Whirlpool Corp.	29,512	5,056,291

		11,156,720

Internet & Direct Marketing Retail (2.3%)
Amazon.com, Inc.*	7,007	6,211,986
Priceline Group, Inc. (The)*	1,300	2,313,961

		8,525,947

Media (4.9%)
Charter Communications, Inc., Class A*	30,613	10,020,247
Comcast Corp., Class A	92,000	3,458,280
Gannett Co., Inc.	156,460	1,311,135
Scripps Networks Interactive, Inc., Class A	48,109	3,770,302

		18,559,964

Multiline Retail (0.9%)
Dollar General Corp.	48,600	3,388,878

Specialty Retail (0.6%)
Advance Auto Parts, Inc.	16,400	2,431,464

Textiles, Apparel & Luxury Goods (1.2%)
NIKE, Inc., Class B	83,342	4,644,650

Total Consumer Discretionary		73,589,977

Consumer Staples (4.8%)
Food Products (1.5%)
Hormel Foods Corp.	49,800	1,724,574
Kraft Heinz Co. (The)	19,800	1,798,038
Mondelez International, Inc., Class A	47,790	2,058,793

		5,581,405

Household Products (1.3%)
Procter & Gamble Co. (The)	55,274	4,966,369

Personal Products (0.2%)
Coty, Inc., Class A	40,937	742,188

Tobacco (1.8%)
Philip Morris International, Inc.	60,200	6,796,580

Total Consumer Staples		18,086,542

Energy (6.7%)
Energy Equipment & Services (1.6%)
Ensco plc, Class A	66,254	592,973
Halliburton Co.	59,775	2,941,528
Schlumberger Ltd.	33,775	2,637,828

		6,172,329

Oil, Gas & Consumable Fuels (5.1%)
Chevron Corp.	40,500	4,348,485
ConocoPhillips	32,400	1,615,788
Enbridge, Inc.	50,300	2,104,552
EOG Resources, Inc.	50,000	4,877,500
Kinder Morgan, Inc.	105,200	2,287,048
Noble Energy, Inc.	46,659	1,602,270
Occidental Petroleum Corp.	35,600	2,255,616
Williams Cos., Inc. (The)	7,400	218,966

		19,310,225

Total Energy		25,482,554

Financials (11.5%)
Banks (3.6%)
CIT Group, Inc.	94,400	4,052,592
Huntington Bancshares, Inc.	264,800	3,545,672
JPMorgan Chase & Co.	31,164	2,737,446
Wells Fargo & Co.	61,108	3,401,271

		13,736,981

Capital Markets (3.5%)
CME Group, Inc.	27,274	3,240,151
Intercontinental Exchange, Inc.	60,300	3,610,161
Invesco Ltd.	60,500	1,853,115
Moody’s Corp.	24,700	2,767,388
Nasdaq, Inc.	23,800	1,652,910

		13,123,725

Insurance (4.4%)
Aon plc	56,258	6,677,262
Chubb Ltd.	37,231	5,072,724
Marsh & McLennan Cos., Inc.	63,768	4,711,817

		16,461,803

Total Financials		43,322,509

Health Care (12.9%)
Biotechnology (7.1%)
Agios Pharmaceuticals, Inc.(x)*	78,500	4,584,400
Incyte Corp.*	98,000	13,099,660
Kite Pharma, Inc.(x)*	52,800	4,144,272
Seattle Genetics, Inc.*	29,700	1,866,942
Ultragenyx Pharmaceutical, Inc.*	44,400	3,009,432

		26,704,706

Health Care Equipment & Supplies (2.0%)
Danaher Corp.	49,629	4,244,768
Medtronic plc	42,900	3,456,024

		7,700,792

Health Care Providers & Services (1.6%)
Express Scripts Holding Co.*	32,347	2,131,991
Humana, Inc.	17,900	3,689,906

		5,821,897

Health Care Technology (1.4%)
Cerner Corp.*	89,014	5,238,474

Pharmaceuticals (0.8%)
Eli Lilly & Co.	37,100	3,120,481

Total Health Care		48,586,350

Industrials (11.4%)
Aerospace & Defense (3.2%)
Hexcel Corp.	87,038	4,747,923
TransDigm Group, Inc.	33,200	7,309,312

		12,057,235

Air Freight & Logistics (1.2%)
CH Robinson Worldwide, Inc.	57,500	4,444,175

Commercial Services & Supplies (1.4%)
Waste Connections, Inc.	57,791	5,098,322

Electrical Equipment (1.4%)
Eaton Corp. plc	72,889	5,404,719

Machinery (1.5%)
Deere & Co.	29,500	3,211,370

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
IDEX Corp.	28,109	$2,628,473

		5,839,843

Professional Services (0.8%)
Nielsen Holdings plc	71,516	2,954,326

Road & Rail (1.9%)
Canadian National Railway Co.	40,300	2,979,379
Union Pacific Corp.	39,900	4,226,208

		7,205,587

Total Industrials		43,004,207

Information Technology (21.7%)
Electronic Equipment, Instruments & Components (2.8%)
Jabil Circuit, Inc.	229,213	6,628,840
Trimble, Inc.*	120,600	3,860,406

		10,489,246

Internet Software & Services (2.3%)
Alphabet, Inc., Class A*	68	57,650
Alphabet, Inc., Class C*	5,879	4,876,983
GoDaddy, Inc., Class A*	49,300	1,868,470
VeriSign, Inc.(x)*	20,643	1,798,212

		8,601,315

IT Services (3.3%)
Accenture plc, Class A	35,146	4,213,302
Jack Henry & Associates, Inc.	32,881	3,061,221
Visa, Inc., Class A	60,764	5,400,097

		12,674,620

Semiconductors & Semiconductor Equipment (8.2%)
Analog Devices, Inc.	31,200	2,556,840
ASML Holding NV (N.Y. Shares)	50,294	6,679,043
Broadcom Ltd.	72,688	15,915,765
ON Semiconductor Corp.*	381,302	5,906,368

		31,058,016

Software (1.4%)
Microsoft Corp.	61,200	4,030,632
Mobileye NV*	19,600	1,203,440

		5,234,072

Technology Hardware, Storage & Peripherals (3.7%)
Apple, Inc.	67,328	9,672,341
Hewlett Packard Enterprise Co.	51,400	1,218,180
HP, Inc.	67,300	1,203,324
NetApp, Inc.	43,100	1,803,735

		13,897,580

Total Information Technology		81,954,849

Materials (2.9%)
Chemicals (2.9%)
Monsanto Co.	50,613	5,729,391
Potash Corp. of Saskatchewan, Inc.	175,200	2,992,416
Praxair, Inc.	17,700	2,099,220

Total Materials		10,821,027

Real Estate (5.2%)
Equity Real Estate Investment Trusts (REITs) (5.2%)
American Tower Corp. (REIT)	75,695	9,199,970
Crown Castle International Corp. (REIT)	55,600	5,251,420
Digital Realty Trust, Inc. (REIT)	8,000	851,120
Iron Mountain, Inc. (REIT)	74,500	2,657,415
Outfront Media, Inc. (REIT)	63,800	1,693,890

Total Real Estate		19,653,815

Utilities (1.3%)
Independent Power and Renewable Electricity Producers (0.6%)
AES Corp.	215,400	2,408,172

Multi-Utilities (0.7%)
Sempra Energy	22,000	2,431,000

Total Utilities		4,839,172

Total Common Stocks (97.9%) (Cost $244,189,667)		369,341,002

SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	4,734,557	4,735,978

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.1%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,500,099, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $1,530,001.(xx)	$1,500,000	1,500,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $1,300,095, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $1,326,000.(xx)	1,300,000	1,300,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $1,200,130, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $1,317,584.(xx)	1,200,000	1,200,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $700,055, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $714,001.(xx)	700,000	700,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $94,371, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $96,252.(xx)	94,365	94,365

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $400,036, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $408,246.(xx)	$400,000	$400,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $700,048, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $714,431.(xx)	700,000	700,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $1,500,123, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $1,530,125.(xx)	1,500,000	1,500,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $500,082, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $510,069.(xx)	500,000	500,000

Total Repurchase Agreements		7,894,365

Total Short-Term Investments (3.4%) (Cost $12,629,551)		12,630,343

Total Investments (101.3%) (Cost $256,819,218)		381,971,345
Other Assets Less Liabilities (-1.3%)		(4,893,771)

Net Assets (100%)		$377,077,574

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $7,808,359. This was secured by cash collateral of $7,894,365 which was subsequently invested in joint repurchase agreements with a total value of $7,894,365, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$73,589,977	$—	$—	$73,589,977
Consumer Staples	18,086,542	—	—	18,086,542
Energy	25,482,554	—	—	25,482,554
Financials	43,322,509	—	—	43,322,509
Health Care	48,586,350	—	—	48,586,350
Industrials	43,004,207	—	—	43,004,207
Information Technology	81,954,849	—	—	81,954,849
Materials	10,821,027	—	—	10,821,027
Real Estate	19,653,815	—	—	19,653,815
Utilities	4,839,172	—	—	4,839,172
Short-Term Investments
Investment Companies	4,735,978	—	—	4,735,978
Repurchase Agreements	—	7,894,365	—	7,894,365

Total Assets	$374,076,980	$7,894,365	$—	$381,971,345

Total Liabilities	$—	$—	$—	$—

Total	$374,076,980	$7,894,365	$—	$381,971,345

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31,2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,496,512
Aggregate gross unrealized depreciation	(8,159,806)

Net unrealized appreciation	$125,336,706

Federal income tax cost of investments	$256,634,639

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.6%)
Auto Components (0.4%)
Adient plc	21,753	$1,580,791
BorgWarner, Inc.	56,860	2,376,179
Cooper Tire & Rubber Co.	10,400	461,240
Dana, Inc.	52,900	1,021,499
Delphi Automotive plc	64,400	5,183,556
Dorman Products, Inc.*	4,300	353,159
Gentex Corp.	75,600	1,612,548
Gentherm, Inc.*	6,300	247,275
Goodyear Tire & Rubber Co. (The)	69,700	2,509,200
LCI Industries	5,500	548,900
Lear Corp.	17,200	2,435,176
Tenneco, Inc.	14,900	930,058
Visteon Corp.*	7,700	754,215

		20,013,796

Automobiles (0.6%)
Ford Motor Co.	893,436	10,399,595
General Motors Co.	317,500	11,226,800
Harley-Davidson, Inc.	45,350	2,743,675
Tesla, Inc.(x)*	27,500	7,653,250
Thor Industries, Inc.	14,600	1,403,498

		33,426,818

Distributors (0.1%)
Core-Mark Holding Co., Inc.	7,100	221,449
Genuine Parts Co.	35,800	3,308,278
LKQ Corp.*	73,700	2,157,199
Pool Corp.	10,400	1,241,032

		6,927,958

Diversified Consumer Services (0.2%)
Bright Horizons Family Solutions, Inc.*	9,500	688,655
DeVry Education Group, Inc.	8,200	290,690
Graham Holdings Co., Class B	1,000	599,550
Grand Canyon Education, Inc.*	12,900	923,769
H&R Block, Inc.	55,850	1,298,513
Houghton Mifflin Harcourt Co.*	28,400	288,260
Service Corp. International	56,100	1,732,368
ServiceMaster Global Holdings, Inc.*	31,800	1,327,650
Sotheby’s(x)*	7,900	359,292

		7,508,747

Hotels, Restaurants & Leisure (2.0%)
Aramark	56,900	2,097,903
Boyd Gaming Corp.(x)*	11,900	261,919
Brinker International, Inc.(x)	12,690	557,852
Buffalo Wild Wings, Inc.*	6,100	931,775
Carnival Corp.	94,160	5,546,966
Cheesecake Factory, Inc. (The)	12,800	811,008
Chipotle Mexican Grill, Inc.*	6,600	2,940,432
Choice Hotels International, Inc.	7,400	463,240
Churchill Downs, Inc.	3,200	508,320
Cracker Barrel Old Country Store, Inc.(x)	5,800	923,650
Darden Restaurants, Inc.	26,850	2,246,540
Dave & Buster’s Entertainment, Inc.*	8,800	537,592
Domino’s Pizza, Inc.	13,000	2,395,900
Dunkin’ Brands Group, Inc.	21,300	1,164,684
Hilton Grand Vacations, Inc.*	6,540	187,436
Hilton Worldwide Holdings, Inc.	42,133	2,463,095
Hyatt Hotels Corp., Class A*	4,600	248,308
ILG, Inc.	19,220	402,851
International Game Technology plc	22,100	523,770
Jack in the Box, Inc.	9,900	1,007,028
La Quinta Holdings, Inc.*	11,400	154,128
Las Vegas Sands Corp.	89,000	5,079,230
Marriott International, Inc., Class A	74,005	6,969,791
Marriott Vacations Worldwide Corp.	5,000	499,650
McDonald’s Corp.	189,721	24,589,739
MGM Resorts International	111,400	3,052,360
Norwegian Cruise Line Holdings Ltd.*	37,300	1,892,229
Panera Bread Co., Class A(x)*	5,100	1,335,537
Papa John’s International, Inc.	7,600	608,304
Red Rock Resorts, Inc., Class A	13,500	299,430
Royal Caribbean Cruises Ltd.	41,650	4,086,282
Shake Shack, Inc., Class A(x)*	6,900	230,460
Six Flags Entertainment Corp.	16,884	1,004,429
Sonic Corp.	9,800	248,528
Starbucks Corp.	326,900	19,087,691
Texas Roadhouse, Inc.	18,200	810,446
Vail Resorts, Inc.	10,200	1,957,380
Wendy’s Co. (The)	47,800	650,558
Wyndham Worldwide Corp.	25,870	2,180,582
Wynn Resorts Ltd.	22,100	2,532,881
Yum Brands, Inc.	80,240	5,127,336
Yum China Holdings, Inc.*	90,840	2,470,848

		111,088,088

Household Durables (0.5%)
CalAtlantic Group, Inc.	20,779	778,174
DR Horton, Inc.	88,100	2,934,611
Garmin Ltd.	26,100	1,333,971
GoPro, Inc., Class A(x)*	21,700	188,790
Helen of Troy Ltd.*	6,000	565,200
Leggett & Platt, Inc.	33,200	1,670,624
Lennar Corp., Class A	40,600	2,078,314
Meritage Homes Corp.*	6,100	224,480
Mohawk Industries, Inc.*	14,800	3,396,452
Newell Brands, Inc.	109,190	5,150,492
NVR, Inc.*	1,000	2,106,880
PulteGroup, Inc.	81,000	1,907,550
Taylor Morrison Home Corp., Class A*	8,800	187,616
Tempur Sealy International, Inc.(x)*	17,200	799,112
Toll Brothers, Inc.*	44,200	1,596,062
TopBuild Corp.*	7,211	338,917
TRI Pointe Group, Inc.*	5,100	63,954
Tupperware Brands Corp.	15,000	940,800
Whirlpool Corp.	17,420	2,984,569

		29,246,568

Internet & Direct Marketing Retail (2.2%)
Amazon.com, Inc.*	87,680	77,731,827
Expedia, Inc.	28,743	3,626,504
HSN, Inc.	2,600	96,460
Liberty Expedia Holdings, Inc., Class A*	14,457	657,504
Liberty Interactive Corp. QVC Group, Class A*	104,230	2,086,685
Liberty TripAdvisor Holdings, Inc., Class A*	17,402	245,368
Liberty Ventures*	21,686	964,593
Netflix, Inc.*	92,300	13,642,863
Priceline Group, Inc. (The)*	11,380	20,256,059
Shutterfly, Inc.*	5,500	265,595
TripAdvisor, Inc.*	26,605	1,148,272

		120,721,730

Leisure Products (0.1%)
Brunswick Corp.	22,600	1,383,120
Hasbro, Inc.	27,100	2,705,122
Mattel, Inc.	79,800	2,043,678
Polaris Industries, Inc.(x)	16,100	1,349,180

		7,481,100

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Media (3.1%)
AMC Entertainment Holdings, Inc.,
Class A	7,900	$248,455
AMC Networks, Inc., Class A*	14,712	863,300
Cable One, Inc.	900	562,023
CBS Corp. (Non-Voting), Class B	86,820	6,021,835
Charter Communications, Inc., Class A*	45,675	14,950,341
Cinemark Holdings, Inc.	31,500	1,396,710
Clear Channel Outdoor Holdings, Inc., Class A	58,300	352,715
Comcast Corp., Class A	1,092,248	41,057,602
Discovery Communications, Inc., Class A(x)*	37,900	1,102,511
Discovery Communications, Inc., Class C*	59,800	1,692,938
DISH Network Corp., Class A*	55,660	3,533,853
Gannett Co., Inc.	20,150	168,857
IMAX Corp.*	8,400	285,600
Interpublic Group of Cos., Inc. (The)	98,800	2,427,516
John Wiley & Sons, Inc., Class A	17,000	914,600
Liberty Broadband Corp., Class A*	5,700	485,013
Liberty Broadband Corp., Class C*	24,248	2,095,027
Liberty Media Corp-Liberty Formula One, Class A*	8,974	293,450
Liberty Media Corp-Liberty Formula One, Class C(x)*	6,448	220,199
Liberty Media Corp-Liberty SiriusXM, Class A*	24,697	961,207
Liberty Media Corp-Liberty SiriusXM, Class C*	49,394	1,915,500
Lions Gate Entertainment Corp., Class A(x)*	11,400	302,784
Lions Gate Entertainment Corp., Class B*	25,915	631,808
Live Nation Entertainment, Inc.*	33,200	1,008,284
Madison Square Garden Co. (The), Class A*	5,929	1,184,081
Meredith Corp.	9,100	587,860
MSG Networks, Inc., Class A*	10,887	254,211
New York Times Co. (The), Class A	19,800	285,120
News Corp., Class A	93,361	1,213,693
News Corp., Class B	20,300	274,050
Nexstar Media Group, Inc., Class A	9,772	685,506
Omnicom Group, Inc.	54,900	4,732,929
Regal Entertainment Group, Class A	5,900	133,222
Scripps Networks Interactive, Inc., Class A	24,100	1,888,717
Sinclair Broadcast Group, Inc., Class A	10,300	417,150
Sirius XM Holdings, Inc.(x)	418,100	2,153,215
TEGNA, Inc.	56,100	1,437,282
Time Warner, Inc.	181,026	17,688,051
Time, Inc.	4,800	92,880
Tribune Media Co., Class A	19,600	730,492
Twenty-First Century Fox, Inc., Class A	248,926	8,062,713
Twenty-First Century Fox, Inc., Class B	117,700	3,740,506
Viacom, Inc., Class B	84,360	3,932,863
Walt Disney Co. (The)	367,768	41,701,214

		174,687,883

Multiline Retail (0.4%)
Big Lots, Inc.(x)	15,500	754,540
Dillard’s, Inc., Class A(x)	5,000	261,200
Dollar General Corp.	67,300	4,692,829
Dollar Tree, Inc.*	55,523	4,356,335
Kohl’s Corp.	44,910	1,787,867
Macy’s, Inc.	74,400	2,205,216
Nordstrom, Inc.(x)	33,690	1,568,943
Target Corp.	135,260	7,464,999

		23,091,929

Specialty Retail (2.3%)
Aaron’s, Inc.	1,200	35,688
Advance Auto Parts, Inc.	17,850	2,646,441
American Eagle Outfitters, Inc.(x)	37,800	530,334
Ascena Retail Group, Inc.(x)*	40,768	173,672
AutoNation, Inc.*	18,900	799,281
AutoZone, Inc.*	6,890	4,981,814
Bed Bath & Beyond, Inc.	36,650	1,446,209
Best Buy Co., Inc.	71,710	3,524,547
Burlington Stores, Inc.*	18,400	1,790,136
Cabela’s, Inc.*	12,000	637,320
CarMax, Inc.(x)*	44,050	2,608,641
Children’s Place, Inc. (The)(x)	4,200	504,210
CST Brands, Inc.	18,058	868,409
Dick’s Sporting Goods, Inc.	22,400	1,089,984
DSW, Inc., Class A	15,200	314,336
Five Below, Inc.*	14,100	610,671
Foot Locker, Inc.	33,700	2,521,097
GameStop Corp., Class A(x)	33,700	759,935
Gap, Inc. (The)	51,790	1,257,979
Genesco, Inc.*	4,600	255,070
Group 1 Automotive, Inc.	3,900	288,912
Home Depot, Inc. (The)	282,060	41,414,870
L Brands, Inc.	58,690	2,764,299
Lithia Motors, Inc., Class A	5,700	488,205
Lowe’s Cos., Inc.	203,440	16,724,802
Michaels Cos., Inc. (The)*	14,700	329,133
Monro Muffler Brake, Inc.	5,300	276,130
Murphy USA, Inc.*	8,655	635,450
Office Depot, Inc.	132,429	617,781
O’Reilly Automotive, Inc.*	22,250	6,003,940
Penske Automotive Group, Inc.	4,700	220,007
RH(x)*	8,200	379,332
Ross Stores, Inc.	92,520	6,094,292
Sally Beauty Holdings, Inc.*	34,500	705,180
Signet Jewelers Ltd.	15,880	1,100,008
Staples, Inc.	155,950	1,367,682
Tiffany & Co.	25,500	2,430,150
TJX Cos., Inc. (The)	154,300	12,202,044
Tractor Supply Co.	34,300	2,365,671
Ulta Beauty, Inc.*	13,700	3,907,651
Urban Outfitters, Inc.*	20,450	485,892
Williams-Sonoma, Inc.(x)	26,900	1,442,378

		129,599,583

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	15,680	1,408,064
Coach, Inc.	65,220	2,695,543
Columbia Sportswear Co.	3,300	193,875
Fossil Group, Inc.(x)*	9,900	172,755
Hanesbrands, Inc.(x)	102,400	2,125,824
Kate Spade & Co.*	29,900	694,577
Lululemon Athletica, Inc.(x)*	27,100	1,405,677
Michael Kors Holdings Ltd.*	43,500	1,657,785
NIKE, Inc., Class B	302,320	16,848,294
PVH Corp.	20,781	2,150,210
Ralph Lauren Corp.	15,370	1,254,499
Skechers U.S.A., Inc., Class A*	30,600	839,970
Steven Madden Ltd.*	9,202	354,737
Under Armour, Inc., Class A(x)*	44,900	888,122
Under Armour, Inc., Class C*	45,218	827,489
VF Corp.	82,300	4,524,031

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Wolverine World Wide, Inc.	27,700	$691,669

		38,733,121

Total Consumer Discretionary		702,527,321

Consumer Staples (8.2%)
Beverages (1.7%)
Brown-Forman Corp., Class A	13,400	630,738
Brown-Forman Corp., Class B	46,800	2,161,224
Coca-Cola Co. (The)	882,740	37,463,486
Constellation Brands, Inc., Class A	39,000	6,320,730
Dr Pepper Snapple Group, Inc.	46,010	4,505,299
Molson Coors Brewing Co., Class B	40,350	3,861,899
Monster Beverage Corp.*	97,200	4,487,724
PepsiCo, Inc.	326,990	36,577,101

		96,008,201

Food & Staples Retailing (1.7%)
Casey’s General Stores, Inc.	9,800	1,100,050
Costco Wholesale Corp.	98,150	16,458,773
CVS Health Corp.	241,510	18,958,535
Kroger Co. (The)	223,720	6,597,503
Rite Aid Corp.*	254,100	1,079,925
Sprouts Farmers Market, Inc.*	37,300	862,376
Sysco Corp.	123,450	6,409,524
United Natural Foods, Inc.*	11,600	501,468
Walgreens Boots Alliance, Inc.	198,480	16,483,764
Wal-Mart Stores, Inc.	342,820	24,710,466
Whole Foods Market, Inc.	77,400	2,300,328

		95,462,712

Food Products (1.6%)
Archer-Daniels-Midland Co.	137,460	6,328,658
B&G Foods, Inc.(x)	13,900	559,475
Bunge Ltd.	34,980	2,772,515
Campbell Soup Co.	41,300	2,364,012
Conagra Brands, Inc.	103,050	4,157,037
Darling Ingredients, Inc.*	28,800	418,176
Flowers Foods, Inc.	47,400	920,034
Fresh Del Monte Produce, Inc.	2,600	153,998
General Mills, Inc.	136,800	8,072,568
Hain Celestial Group, Inc. (The)*	25,800	959,760
Hershey Co. (The)	35,250	3,851,063
Hormel Foods Corp.	64,600	2,237,098
Ingredion, Inc.	17,300	2,083,439
J&J Snack Foods Corp.	2,600	352,456
JM Smucker Co. (The)	25,927	3,398,511
Kellogg Co.	60,200	4,371,122
Kraft Heinz Co. (The)	136,036	12,353,429
Lamb Weston Holdings, Inc.	34,350	1,444,761
Lancaster Colony Corp.	4,500	579,780
McCormick & Co., Inc. (Non-Voting)	25,650	2,502,158
Mead Johnson Nutrition Co.	44,000	3,919,520
Mondelez International, Inc., Class A	340,910	14,686,403
Pinnacle Foods, Inc.	28,400	1,643,508
Post Holdings, Inc.*	14,800	1,295,296
Snyder’s-Lance, Inc.	18,800	757,828
TreeHouse Foods, Inc.*	13,300	1,125,978
Tyson Foods, Inc., Class A	69,900	4,313,529
WhiteWave Foods Co. (The)*	39,703	2,229,323

		89,851,435

Household Products (1.5%)
Church & Dwight Co., Inc.	60,200	3,002,174
Clorox Co. (The)	30,150	4,065,124
Colgate-Palmolive Co.	197,420	14,449,170
Energizer Holdings, Inc.	16,450	917,088
HRG Group, Inc.*	26,600	513,912
Kimberly-Clark Corp.	81,700	10,754,171
Procter & Gamble Co. (The)	576,645	51,811,553
Spectrum Brands Holdings, Inc.	6,200	861,862

		86,375,054

Personal Products (0.2%)
Avon Products, Inc.*	15,000	66,000
Coty, Inc., Class A	107,071	1,941,197
Edgewell Personal Care Co.*	16,450	1,203,153
Estee Lauder Cos., Inc. (The), Class A	50,800	4,307,332
Herbalife Ltd.(x)*	17,200	1,000,008
Nu Skin Enterprises, Inc., Class A	15,500	860,870

		9,378,560

Tobacco (1.5%)
Altria Group, Inc.	440,690	31,474,080
Philip Morris International, Inc.	352,130	39,755,477
Reynolds American, Inc.	191,544	12,071,103
Vector Group Ltd.(x)	12,839	267,051

		83,567,711

Total Consumer Staples		460,643,673

Energy (6.0%)
Energy Equipment & Services (1.0%)
Archrock, Inc.	16,900	209,560
Atwood Oceanics, Inc.(x)*	16,000	152,480
Baker Hughes, Inc.	104,384	6,244,251
Bristow Group, Inc.	7,100	107,991
Diamond Offshore Drilling, Inc.(x)*	17,300	289,083
Dril-Quip, Inc.*	12,800	698,240
Ensco plc, Class A	57,000	510,150
Era Group, Inc.*	1,200	15,912
Exterran Corp.*	8,450	265,753
Fairmount Santrol Holdings, Inc.(x)*	36,900	270,477
Forum Energy Technologies, Inc.*	6,500	134,550
Frank’s International NV(x)	30,100	318,157
Halliburton Co.	194,130	9,553,137
Helmerich & Payne, Inc.(x)	22,200	1,477,854
McDermott International, Inc.*	12,700	85,725
Nabors Industries Ltd.	78,990	1,032,399
National Oilwell Varco, Inc.	85,380	3,422,884
Noble Corp. plc(x)	58,900	364,591
Oceaneering International, Inc.	24,600	666,168
Oil States International, Inc.*	7,200	238,680
Patterson-UTI Energy, Inc.	45,900	1,113,993
Rowan Cos., plc, Class A*	28,800	448,704
RPC, Inc.(x)	17,100	313,101
Schlumberger Ltd.	317,655	24,808,856
SEACOR Holdings, Inc.*	1,500	103,785
Seadrill Ltd.(x)*	22,200	36,630
Superior Energy Services, Inc.*	42,271	602,784
Transocean Ltd.*	81,000	1,008,450
US Silica Holdings, Inc.	14,900	715,051
Weatherford International plc(x)*	188,500	1,253,525

		56,462,921

Oil, Gas & Consumable Fuels (5.0%)
Anadarko Petroleum Corp.	129,880	8,052,560
Antero Resources Corp.*	38,500	878,185
Apache Corp.	91,780	4,716,574
Cabot Oil & Gas Corp.	108,700	2,599,017
California Resources Corp.(x)*	9,724	146,249
Callon Petroleum Co.*	29,100	382,956
Carrizo Oil & Gas, Inc.*	11,400	326,724
Cheniere Energy, Inc.*	46,900	2,216,963
Chesapeake Energy Corp.(x)*	137,210	815,027
Chevron Corp.	423,600	45,481,932
Cimarex Energy Co.	24,260	2,898,827
Clayton Williams Energy, Inc.(x)*	1,700	224,536
Concho Resources, Inc.*	32,700	4,196,718
ConocoPhillips	285,276	14,226,714

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CONSOL Energy, Inc.*	54,000	$906,120
Continental Resources, Inc.(x)*	20,200	917,484
Delek US Holdings, Inc.	9,400	228,138
Devon Energy Corp.	122,830	5,124,468
Diamondback Energy, Inc.*	18,200	1,887,613
Energen Corp.*	20,400	1,110,576
EOG Resources, Inc.	125,900	12,281,545
EP Energy Corp., Class A(x)*	31,900	151,525
EQT Corp.	40,400	2,468,440
Extraction Oil & Gas, Inc.(x)*	19,387	359,629
Exxon Mobil Corp.#	939,565	77,053,726
Golar LNG Ltd.	21,900	611,667
Gulfport Energy Corp.*	29,500	507,105
Hess Corp.	66,220	3,192,466
HollyFrontier Corp.	37,332	1,057,989
Kinder Morgan, Inc.	452,671	9,841,068
Kosmos Energy Ltd.*	41,000	273,060
Laredo Petroleum, Inc.*	30,700	448,220
Marathon Oil Corp.	198,290	3,132,982
Marathon Petroleum Corp.	121,890	6,160,321
Matador Resources Co.(x)*	18,100	430,599
Murphy Oil Corp.	37,020	1,058,402
Newfield Exploration Co.*	46,550	1,718,160
Noble Energy, Inc.	104,228	3,579,190
Oasis Petroleum, Inc.*	42,800	610,328
Occidental Petroleum Corp.	173,960	11,022,106
ONEOK, Inc.	48,000	2,661,120
Parsley Energy, Inc., Class A*	35,500	1,154,105
PBF Energy, Inc., Class A(x)	22,900	507,693
PDC Energy, Inc.*	9,900	617,265
Phillips 66	106,088	8,404,291
Pioneer Natural Resources Co.	37,250	6,937,067
QEP Resources, Inc.*	53,400	678,714
Range Resources Corp.	49,600	1,443,360
Rice Energy, Inc.*	27,900	661,230
RSP Permian, Inc.*	22,500	932,175
Scorpio Tankers, Inc.	24,200	107,448
SemGroup Corp., Class A	9,800	352,800
Ship Finance International Ltd.(x)	10,100	148,470
SM Energy Co.	15,700	377,114
Southwestern Energy Co.*	114,550	935,873
Targa Resources Corp.	37,900	2,270,210
Teekay Corp.	10,600	96,990
Tesoro Corp.	29,810	2,416,399
Valero Energy Corp.	107,130	7,101,648
Western Refining, Inc.	18,600	652,302
Whiting Petroleum Corp.*	46,200	437,052
Williams Cos., Inc. (The)	162,200	4,799,498
World Fuel Services Corp.	17,900	648,875
WPX Energy, Inc.*	86,833	1,162,694

		278,800,302

Total Energy		335,263,223

Financials (14.8%)
Banks (6.5%)
Associated Banc-Corp.	40,500	988,200
BancorpSouth, Inc.	31,550	954,387
Bank of America Corp.	2,315,792	54,629,533
Bank of Hawaii Corp.	12,700	1,045,972
Bank of NT Butterfield & Son Ltd. (The)	5,500	175,505
Bank of the Ozarks, Inc.	17,400	904,974
BankUnited, Inc.	26,500	988,715
Banner Corp.	4,000	222,560
BB&T Corp.	187,079	8,362,431
Blue Hills Bancorp, Inc.	700	12,495
BNC Bancorp	2,400	84,120
BOK Financial Corp.(x)	6,050	473,534
Brookline Bancorp, Inc.	29,000	453,850
Cathay General Bancorp	21,630	815,018
Chemical Financial Corp.	15,214	778,196
CIT Group, Inc.	45,700	1,961,901
Citigroup, Inc.	628,584	37,601,895
Citizens Financial Group, Inc.	124,500	4,301,475
City Holding Co.	9,530	614,494
Columbia Banking System, Inc.	14,000	545,860
Comerica, Inc.	43,300	2,969,514
Commerce Bancshares, Inc.	25,282	1,419,837
Community Bank System, Inc.	8,900	489,322
Cullen/Frost Bankers, Inc.	12,200	1,085,434
CVB Financial Corp.	25,800	569,922
Eagle Bancorp, Inc.*	4,700	280,590
East West Bancorp, Inc.	39,500	2,038,595
FCB Financial Holdings, Inc., Class A*	6,800	336,940
Fifth Third Bancorp	177,050	4,497,070
First Busey Corp.	5,033	147,970
First Citizens BancShares, Inc., Class A	2,200	737,814
First Commonwealth Financial Corp.(x)	6,300	83,538
First Financial Bancorp	700	19,215
First Financial Bankshares, Inc.(x)	18,800	753,880
First Financial Corp.	9,800	465,500
First Hawaiian, Inc.	7,200	215,424
First Horizon National Corp.	68,162	1,260,997
First Interstate BancSystem, Inc., Class A	3,600	142,740
First Midwest Bancorp, Inc.	12,500	296,000
First Republic Bank	34,500	3,236,445
FNB Corp.	68,356	1,016,454
Fulton Financial Corp.	42,300	755,055
Glacier Bancorp, Inc.	20,100	681,993
Great Western Bancorp, Inc.	13,800	585,258
Hancock Holding Co.	24,124	1,098,848
Hilltop Holdings, Inc.	18,400	505,448
Home BancShares, Inc.	21,800	590,126
Hope Bancorp, Inc.	29,283	561,355
Huntington Bancshares, Inc.	250,591	3,355,413
IBERIABANK Corp.	8,400	664,440
Independent Bank Corp.	1,500	97,500
International Bancshares Corp.	16,300	577,020
Investors Bancorp, Inc.	92,965	1,336,837
JPMorgan Chase & Co.	820,225	72,048,564
KeyCorp	252,202	4,484,152
LegacyTexas Financial Group, Inc.(x)	5,500	219,450
M&T Bank Corp.	34,457	5,331,532
MB Financial, Inc.	13,100	560,942
NBT Bancorp, Inc.	13,900	515,273
Old National Bancorp	23,600	409,460
Opus Bank	100	2,015
PacWest Bancorp	26,596	1,416,503
Park National Corp.	400	42,080
People’s United Financial, Inc.	74,200	1,350,440
Pinnacle Financial Partners, Inc.	10,500	697,725
PNC Financial Services Group, Inc. (The)	113,918	13,697,500
Popular, Inc.	24,050	979,557
PrivateBancorp, Inc.	18,000	1,068,660
Prosperity Bancshares, Inc.	15,900	1,108,389
Regions Financial Corp.	298,000	4,329,940
Renasant Corp.	1,700	67,473
Republic Bancorp, Inc., Class A	100	3,439

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
S&T Bancorp, Inc.	11,700	$404,820
ServisFirst Bancshares, Inc.	6,700	243,746
Signature Bank*	12,100	1,795,519
Simmons First National Corp., Class A	5,200	286,780
South State Corp.	5,900	527,165
Sterling Bancorp	28,800	682,560
SunTrust Banks, Inc.	114,350	6,323,555
SVB Financial Group*	13,400	2,493,606
Synovus Financial Corp.	29,000	1,189,580
TCF Financial Corp.	56,950	969,289
Texas Capital Bancshares, Inc.*	12,000	1,001,400
Tompkins Financial Corp.	6,739	542,826
Towne Bank(x)	16,379	530,680
Trustmark Corp.	11,650	370,354
UMB Financial Corp.	10,600	798,286
Umpqua Holdings Corp.	44,690	792,801
United Bankshares, Inc.(x)	14,100	595,725
United Community Banks, Inc.	12,500	346,125
US Bancorp	372,090	19,162,635
Valley National Bancorp	71,829	847,582
Webster Financial Corp.	25,700	1,286,028
Wells Fargo & Co.	1,029,619	57,308,594
WesBanco, Inc.	13,000	495,430
Westamerica Bancorporation(x)	4,500	251,235
Western Alliance Bancorp*	20,800	1,021,072
Wintrust Financial Corp.	11,500	794,880
Zions Bancorp	49,600	2,083,200

		360,266,176

Capital Markets (2.8%)
Affiliated Managers Group, Inc.	13,740	2,252,536
Ameriprise Financial, Inc.	32,960	4,274,253
Artisan Partners Asset Management, Inc., Class A	9,100	251,160
Associated Capital Group, Inc., Class A	6,900	249,435
Bank of New York Mellon Corp. (The)	235,750	11,134,472
BGC Partners, Inc., Class A	50,700	575,952
BlackRock, Inc.	28,110	10,780,466
CBOE Holdings, Inc.	20,100	1,629,507
Charles Schwab Corp. (The)	268,134	10,942,549
CME Group, Inc.	78,165	9,286,002
Cohen & Steers, Inc.	10,700	427,679
Donnelley Financial Solutions, Inc.*	4,441	85,667
E*TRADE Financial Corp.*	68,710	2,397,292
Eaton Vance Corp.	24,640	1,107,814
Evercore Partners, Inc., Class A	8,900	693,310
FactSet Research Systems, Inc.	10,000	1,649,100
Federated Investors, Inc., Class B(x)	23,300	613,722
Financial Engines, Inc.	13,900	605,345
Franklin Resources, Inc.	83,090	3,501,413
GAMCO Investors, Inc., Class A	6,600	195,294
Goldman Sachs Group, Inc. (The)	88,400	20,307,248
Interactive Brokers Group, Inc., Class A	14,040	487,469
Intercontinental Exchange, Inc.	135,390	8,105,799
Invesco Ltd.	96,600	2,958,858
Janus Capital Group, Inc.	31,300	413,160
KCG Holdings, Inc., Class A*	19,400	345,902
Lazard Ltd., Class A	34,700	1,595,853
Legg Mason, Inc.	30,750	1,110,383
LPL Financial Holdings, Inc.	22,800	908,124
MarketAxess Holdings, Inc.	8,260	1,548,667
Moelis & Co., Class A	11,200	431,200
Moody’s Corp.	39,750	4,453,590
Morgan Stanley	325,573	13,947,547
Morningstar, Inc.	3,200	251,520
MSCI, Inc.	21,334	2,073,451
Nasdaq, Inc.	29,600	2,055,720
Northern Trust Corp.	48,650	4,212,117
OM Asset Management plc	12,600	190,512
Piper Jaffray Cos.	5,600	357,560
Raymond James Financial, Inc.	29,600	2,257,296
S&P Global, Inc.	61,130	7,992,136
SEI Investments Co.	33,650	1,697,306
State Street Corp.	92,750	7,383,828
Stifel Financial Corp.*	15,339	769,864
T Rowe Price Group, Inc.	57,080	3,890,002
TD Ameritrade Holding Corp.	56,836	2,208,647
Thomson Reuters Corp.	68,900	2,978,547
Virtu Financial, Inc., Class A	17,000	289,000
Waddell & Reed Financial, Inc., Class A(x)	23,920	406,640
Wins Finance Holdings, Inc.(x)*	100	14,499
WisdomTree Investments, Inc.(x)	27,400	248,792

		158,544,205

Consumer Finance (0.8%)
Ally Financial, Inc.	117,200	2,382,676
American Express Co.	180,156	14,252,141
Capital One Financial Corp.	109,670	9,504,002
Credit Acceptance Corp.(x)*	1,900	378,879
Discover Financial Services	87,170	5,961,556
FirstCash, Inc.	10,972	539,274
LendingClub Corp.(x)*	75,700	415,593
Navient Corp.	80,584	1,189,420
Nelnet, Inc., Class A	5,800	254,388
OneMain Holdings, Inc.*	11,300	280,805
PRA Group, Inc.*	13,600	450,840
Santander Consumer USA Holdings, Inc.*	21,800	290,376
SLM Corp.*	117,584	1,422,767
Synchrony Financial	198,800	6,818,840

		44,141,557

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	426,085	71,019,848
FNFV Group*	18,860	249,895
Leucadia National Corp.	73,888	1,921,088
Voya Financial, Inc.	55,700	2,114,372

		75,305,203

Insurance (3.0%)
Aflac, Inc.	94,550	6,847,311
Alleghany Corp.*	3,854	2,368,900
Allied World Assurance Co. Holdings AG	25,640	1,361,484
Allstate Corp. (The)	85,240	6,946,208
American Equity Investment Life Holding Co.	17,400	411,162
American Financial Group, Inc.	16,830	1,605,919
American International Group, Inc.	232,336	14,504,736
American National Insurance Co.	4,000	472,120
AMERISAFE, Inc.	2,000	129,800
AmTrust Financial Services, Inc.(x)	18,600	343,356
Aon plc	61,878	7,344,300
Arch Capital Group Ltd.*	29,800	2,824,146
Argo Group International Holdings Ltd.	4,700	318,660
Arthur J Gallagher & Co.	39,500	2,233,330
Aspen Insurance Holdings Ltd.	18,170	945,748
Assurant, Inc.	12,900	1,234,143
Assured Guaranty Ltd.	33,400	1,239,474
Axis Capital Holdings Ltd.	25,170	1,687,145
Brown & Brown, Inc.	35,300	1,472,716
Chubb Ltd.	105,944	14,434,870

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	34,320	$2,480,306
CNA Financial Corp.	9,600	424,032
CNO Financial Group, Inc.	59,300	1,215,650
Crawford & Co., Class B	200	2,006
Donegal Group, Inc., Class A	100	1,762
Enstar Group Ltd.*	2,700	516,510
Erie Indemnity Co., Class A	5,900	723,930
Everest Re Group Ltd.	9,800	2,291,338
FBL Financial Group, Inc., Class A	1,400	91,630
Fidelity & Guaranty Life(x)	7,100	197,380
First American Financial Corp.	26,400	1,036,992
FNF Group	65,689	2,557,930
Genworth Financial, Inc., Class A*	116,400	479,568
Hanover Insurance Group, Inc. (The)	10,690	962,741
Hartford Financial Services Group, Inc. (The)	93,210	4,480,605
Heritage Insurance Holdings, Inc.	500	6,385
Horace Mann Educators Corp.	6,200	254,510
Kemper Corp.	12,000	478,800
Lincoln National Corp.	53,650	3,511,392
Loews Corp.	64,792	3,030,322
Markel Corp.*	3,460	3,376,476
Marsh & McLennan Cos., Inc.	120,250	8,885,272
MBIA, Inc.*	20,800	176,176
Mercury General Corp.	4,800	292,752
MetLife, Inc.	216,260	11,422,853
National General Holdings Corp.	13,000	308,880
Navigators Group, Inc. (The)	600	32,580
Old Republic International Corp.	71,894	1,472,389
OneBeacon Insurance Group Ltd., Class A	18,600	297,600
Primerica, Inc.	14,700	1,208,340
Principal Financial Group, Inc.	62,900	3,969,619
ProAssurance Corp.	19,000	1,144,750
Progressive Corp. (The)	138,400	5,422,512
Prudential Financial, Inc.	102,731	10,959,343
Reinsurance Group of America, Inc.	15,510	1,969,460
RenaissanceRe Holdings Ltd.	9,760	1,411,784
RLI Corp.	8,880	532,978
Selective Insurance Group, Inc.	13,700	645,955
Third Point Reinsurance Ltd.*	9,300	112,530
Torchmark Corp.	26,705	2,057,353
Travelers Cos., Inc. (The)	65,670	7,915,862
Unum Group	59,400	2,785,266
Validus Holdings Ltd.	17,158	967,540
White Mountains Insurance Group Ltd.	1,100	967,868
WR Berkley Corp.	27,100	1,914,073
XL Group Ltd.	59,870	2,386,418

		166,105,946

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AG Mortgage Investment Trust, Inc. (REIT)	200	3,610
AGNC Investment Corp. (REIT)	95,100	1,891,539
Annaly Capital Management, Inc. (REIT)	269,553	2,994,734
Capstead Mortgage Corp. (REIT)	8,200	86,428
Chimera Investment Corp. (REIT)	44,040	888,727
CYS Investments, Inc. (REIT)	37,400	297,330
Invesco Mortgage Capital, Inc. (REIT)	24,500	377,790
Ladder Capital Corp. (REIT)	28,200	407,208
MFA Financial, Inc. (REIT)	120,050	970,004
New Residential Investment Corp. (REIT)	66,550	1,130,019
PennyMac Mortgage Investment Trust (REIT)	15,600	276,900
Redwood Trust, Inc. (REIT)	17,000	282,370
Starwood Property Trust, Inc. (REIT)	57,200	1,291,576
Two Harbors Investment Corp. (REIT)	86,200	826,658
Western Asset Mortgage Capital Corp. (REIT)	1,300	12,701

		11,737,594

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	20,500	420,455
Bank Mutual Corp.	29,400	276,360
Beneficial Bancorp, Inc.	31,416	502,656
BofI Holding, Inc.(x)*	14,800	386,724
Capitol Federal Financial, Inc.	29,886	437,232
Dime Community Bancshares, Inc.	24,800	503,440
Essent Group Ltd.*	12,000	434,040
EverBank Financial Corp.	14,600	284,408
Kearny Financial Corp.	35,632	536,262
MGIC Investment Corp.*	75,800	767,854
Nationstar Mortgage Holdings, Inc.(x)*	20,600	324,656
New York Community Bancorp, Inc.	108,550	1,516,443
Northwest Bancshares, Inc.	22,100	372,164
Provident Financial Services, Inc.	3,400	87,890
Radian Group, Inc.	50,400	905,184
TFS Financial Corp.	10,600	176,172
TrustCo Bank Corp.	12,900	101,265
Washington Federal, Inc.	23,100	764,610

		8,797,815

Total Financials		824,898,496

Health Care (13.2%)
Biotechnology (2.9%)
AbbVie, Inc.	364,504	23,751,080
ACADIA Pharmaceuticals, Inc.(x)*	22,600	776,988
Acceleron Pharma, Inc.*	7,600	201,172
Achillion Pharmaceuticals, Inc.*	49,600	208,816
Agenus, Inc.*	13,500	50,895
Agios Pharmaceuticals, Inc.(x)*	8,400	490,560
Alder Biopharmaceuticals, Inc.(x)*	16,600	345,280
Alexion Pharmaceuticals, Inc.*	52,253	6,335,154
Alkermes plc*	37,600	2,199,600
Alnylam Pharmaceuticals, Inc.(x)*	17,900	917,375
AMAG Pharmaceuticals, Inc.(x)*	16,000	360,800
Amgen, Inc.	170,239	27,931,113
AquaBounty Technologies, Inc.*	162	1,795
Arena Pharmaceuticals, Inc.*	48,500	70,810
Array BioPharma, Inc.*	36,700	328,098
Axovant Sciences Ltd.(x)*	6,800	101,592
Biogen, Inc.*	49,760	13,605,379
BioMarin Pharmaceutical, Inc.*	39,500	3,467,310
Bioverativ, Inc.*	24,880	1,354,965
Bluebird Bio, Inc.*	8,000	727,200
Celgene Corp.*	173,038	21,531,118
Celldex Therapeutics, Inc.(x)*	8,700	31,407
Clovis Oncology, Inc.(x)*	6,700	426,589
Eagle Pharmaceuticals, Inc.(x)*	3,500	290,290
Emergent BioSolutions, Inc.*	5,500	159,720
Esperion Therapeutics, Inc.*	2,900	102,399
Exact Sciences Corp.(x)*	23,800	562,156
Exelixis, Inc.*	51,000	1,105,170
FibroGen, Inc.*	14,700	362,355
Five Prime Therapeutics, Inc.*	6,100	220,515
Genomic Health, Inc.*	9,100	286,559
Gilead Sciences, Inc.	298,491	20,273,509
Halozyme Therapeutics, Inc.(x)*	25,700	333,072
Heron Therapeutics, Inc.(x)*	13,500	202,500
Incyte Corp.*	37,700	5,039,359

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Insys Therapeutics, Inc.(x)*	16,800	$176,568
Intercept Pharmaceuticals, Inc.(x)*	3,200	361,920
Intrexon Corp.(x)*	10,900	216,038
Ionis Pharmaceuticals, Inc.(x)*	31,900	1,282,380
Ironwood Pharmaceuticals, Inc.(x)*	22,200	378,732
Juno Therapeutics, Inc.(x)*	14,700	326,193
Karyopharm Therapeutics, Inc.(x)*	8,700	111,708
Keryx Biopharmaceuticals, Inc.(x)*	30,700	189,112
Kite Pharma, Inc.(x)*	7,200	565,128
Lexicon Pharmaceuticals, Inc.(x)*	15,400	220,836
Ligand Pharmaceuticals, Inc.(x)*	3,500	370,440
MiMedx Group, Inc.(x)*	18,300	174,399
Momenta Pharmaceuticals, Inc.*	11,700	156,195
Neurocrine Biosciences, Inc.*	18,900	818,370
Ophthotech Corp.*	2,900	10,614
OPKO Health, Inc.(x)*	85,025	680,200
PDL BioPharma, Inc.(x)	58,500	132,795
Portola Pharmaceuticals, Inc.*	11,200	438,928
Prothena Corp. plc(x)*	7,900	440,741
Puma Biotechnology, Inc.*	5,000	186,000
Radius Health, Inc.(x)*	6,900	266,685
Regeneron Pharmaceuticals, Inc.*	18,600	7,207,686
Repligen Corp.*	1,700	59,840
Retrophin, Inc.*	7,300	134,758
Sage Therapeutics, Inc.*	6,700	476,169
Sarepta Therapeutics, Inc.(x)*	9,800	290,080
Seattle Genetics, Inc.*	23,100	1,452,066
Seres Therapeutics, Inc.(x)*	5,200	58,604
Spark Therapeutics, Inc.(x)*	4,800	256,032
Synergy Pharmaceuticals, Inc.(x)*	33,100	154,246
TESARO, Inc.(x)*	6,100	938,607
Ultragenyx Pharmaceutical, Inc.(x)*	8,700	589,686
United Therapeutics Corp.*	10,000	1,353,800
Vertex Pharmaceuticals, Inc.*	55,700	6,090,795
ZIOPHARM Oncology, Inc.(x)*	37,668	238,815

		160,957,866

Health Care Equipment & Supplies (2.6%)
Abaxis, Inc.	4,600	223,100
Abbott Laboratories	388,912	17,271,582
ABIOMED, Inc.*	9,900	1,239,480
Alere, Inc.*	21,250	844,262
Align Technology, Inc.*	16,900	1,938,599
Analogic Corp.	2,000	151,800
Baxter International, Inc.	117,280	6,082,141
Becton Dickinson and Co.	48,450	8,887,668
Boston Scientific Corp.*	319,300	7,940,991
Cantel Medical Corp.	8,150	652,815
CONMED Corp.	4,200	186,522
Cooper Cos., Inc. (The)	11,800	2,358,702
CR Bard, Inc.	17,480	4,344,479
Danaher Corp.	137,060	11,722,742
DENTSPLY SIRONA, Inc.	56,580	3,532,855
DexCom, Inc.*	20,100	1,703,073
Edwards Lifesciences Corp.*	51,200	4,816,384
Glaukos Corp.*	3,300	169,290
Globus Medical, Inc., Class A*	14,100	417,642
Haemonetics Corp.*	12,100	490,897
Halyard Health, Inc.*	7,975	303,768
Hill-Rom Holdings, Inc.	14,830	1,046,998
Hologic, Inc.*	62,600	2,663,630
ICU Medical, Inc.*	2,400	366,480
IDEXX Laboratories, Inc.*	22,600	3,494,186
Inogen, Inc.*	2,500	193,900
Insulet Corp.*	13,900	598,951
Integer Holdings Corp.*	8,600	345,720
Integra LifeSciences Holdings Corp.*	14,600	615,098
Intuitive Surgical, Inc.*	8,900	6,821,583
Masimo Corp.*	13,200	1,231,032
Medtronic plc	315,985	25,455,752
Meridian Bioscience, Inc.	16,100	222,180
Natus Medical, Inc.*	5,700	223,725
Neogen Corp.*	9,900	648,945
Nevro Corp.*	5,600	524,720
NuVasive, Inc.*	12,950	967,106
NxStage Medical, Inc.*	12,800	343,424
Orthofix International NV*	100	3,815
Penumbra, Inc.*	4,100	342,145
ResMed, Inc.	34,700	2,497,359
Spectranetics Corp. (The)*	11,600	337,850
Stryker Corp.	76,170	10,027,781
Teleflex, Inc.	10,900	2,111,657
Varex Imaging Corp.*	8,924	299,846
Varian Medical Systems, Inc.*	22,310	2,033,110
West Pharmaceutical Services, Inc.	16,900	1,379,209
Wright Medical Group NV(x)*	21,955	683,240
Zeltiq Aesthetics, Inc.*	7,700	428,197
Zimmer Biomet Holdings, Inc.	42,400	5,177,464

		146,363,895

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.(x)*	14,500	632,200
Aetna, Inc.	76,497	9,757,192
Air Methods Corp.*	8,000	344,000
Amedisys, Inc.*	5,800	296,322
AmerisourceBergen Corp.	41,800	3,699,300
AMN Healthcare Services, Inc.*	11,000	446,600
Anthem, Inc.	60,780	10,051,796
Brookdale Senior Living, Inc.*	50,735	681,371
Cardinal Health, Inc.	73,800	6,018,390
Centene Corp.*	42,824	3,051,638
Chemed Corp.	4,200	767,298
Cigna Corp.	59,240	8,678,068
Community Health Systems, Inc.*	33,267	295,078
DaVita, Inc.*	39,400	2,678,018
Diplomat Pharmacy, Inc.*	8,900	141,955
Envision Healthcare Corp.*	25,296	1,551,151
Express Scripts Holding Co.*	148,751	9,804,178
HCA Holdings, Inc.*	72,200	6,425,078
HealthEquity, Inc.*	9,000	382,050
HealthSouth Corp.	24,800	1,061,688
Henry Schein, Inc.*	19,750	3,356,908
Humana, Inc.	34,300	7,070,602
Kindred Healthcare, Inc.	27,300	227,955
Laboratory Corp. of America Holdings*	24,435	3,505,690
LifePoint Health, Inc.*	14,250	933,375
Magellan Health, Inc.*	4,800	331,440
McKesson Corp.	47,680	7,069,037
MEDNAX, Inc.*	22,740	1,577,701
Molina Healthcare, Inc.*	12,900	588,240
Owens & Minor, Inc.	15,050	520,730
Patterson Cos., Inc.	27,600	1,248,348
PharMerica Corp.*	11,870	277,758
Premier, Inc., Class A*	12,400	394,692
Quest Diagnostics, Inc.	33,230	3,262,854
Quorum Health Corp.*	2,116	11,511
Select Medical Holdings Corp.*	19,500	260,325
Tenet Healthcare Corp.(x)*	30,575	541,483
UnitedHealth Group, Inc.	213,858	35,074,803
Universal American Corp.*	30,800	307,076
Universal Health Services, Inc., Class B	19,580	2,436,731
VCA, Inc.*	17,650	1,614,975

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
WellCare Health Plans, Inc.*	10,400	$1,458,184

		138,833,789

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	64,450	817,226
athenahealth, Inc.(x)*	9,100	1,025,479
Castlight Health, Inc., Class B*	23,700	86,505
Cerner Corp.*	69,100	4,066,535
Cotiviti Holdings, Inc.*	9,700	403,811
HMS Holdings Corp.(x)*	22,500	457,425
Inovalon Holdings, Inc., Class A(x)*	15,900	200,340
Medidata Solutions, Inc.*	13,600	784,584
Omnicell, Inc.*	600	24,390
Quality Systems, Inc.*	3,900	59,436
Veeva Systems, Inc., Class A*	22,500	1,153,800

		9,079,531

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	76,430	4,040,854
Bio-Rad Laboratories, Inc., Class A*	5,100	1,016,634
Bio-Techne Corp.	11,450	1,163,892
Bruker Corp.	27,900	650,907
Cambrex Corp.*	6,600	363,330
Charles River Laboratories International, Inc.*	12,250	1,101,888
Illumina, Inc.*	33,200	5,665,248
INC Research Holdings, Inc., Class A*	9,500	435,575
Mettler-Toledo International, Inc.*	6,100	2,921,351
PAREXEL International Corp.*	14,570	919,513
Patheon NV*	3,000	79,020
PerkinElmer, Inc.	27,500	1,596,650
PRA Health Sciences, Inc.*	6,100	397,903
QIAGEN NV*	57,007	1,651,493
Quintiles IMS Holdings, Inc.*	31,780	2,559,243
Thermo Fisher Scientific, Inc.	90,950	13,969,920
VWR Corp.*	11,600	327,120
Waters Corp.*	18,000	2,813,580

		41,674,121

Pharmaceuticals (4.3%)
Akorn, Inc.*	16,200	390,096
Allergan plc	75,347	18,001,905
Bristol-Myers Squibb Co.	376,230	20,459,387
Catalent, Inc.*	20,400	577,728
Dermira, Inc.*	5,700	194,427
Eli Lilly & Co.	223,510	18,799,426
Endo International plc*	50,254	560,835
Horizon Pharma plc*	37,600	555,728
Impax Laboratories, Inc.(x)*	17,900	226,435
Innoviva, Inc.(x)*	23,900	330,537
Intra-Cellular Therapies, Inc.(x)*	9,600	156,000
Johnson & Johnson	619,160	77,116,378
Lannett Co., Inc.(x)*	9,600	214,560
Mallinckrodt plc*	28,292	1,260,974
Medicines Co. (The)(x)*	11,200	547,680
Merck & Co., Inc.	630,290	40,048,627
Mylan NV*	107,050	4,173,879
Nektar Therapeutics*	18,700	438,889
Pacira Pharmaceuticals, Inc.*	7,500	342,000
Perrigo Co. plc	35,600	2,363,484
Pfizer, Inc.	1,361,917	46,591,181
Prestige Brands Holdings, Inc.*	14,500	805,620
Supernus Pharmaceuticals, Inc.*	13,200	413,160
TherapeuticsMD, Inc.(x)*	24,800	178,560
Theravance Biopharma, Inc.*	500	18,410
Zoetis, Inc.	107,100	5,715,927

		240,481,833

Total Health Care		737,391,035

Industrials (10.6%)
Aerospace & Defense (2.2%)
Arconic, Inc.	98,716	2,600,179
B/E Aerospace, Inc.	27,460	1,760,461
Boeing Co. (The)	136,700	24,176,762
BWX Technologies, Inc.	25,200	1,199,520
Curtiss-Wright Corp.	12,700	1,159,002
DigitalGlobe, Inc.*	11,000	360,250
Esterline Technologies Corp.*	10,200	877,710
General Dynamics Corp.	54,970	10,290,384
HEICO Corp.	5,193	452,830
HEICO Corp., Class A	9,700	727,500
Hexcel Corp.	21,200	1,156,460
Huntington Ingalls Industries, Inc.	10,500	2,102,520
KLX, Inc.*	13,730	613,731
L3 Technologies, Inc.	18,170	3,003,319
Lockheed Martin Corp.	57,560	15,403,056
Moog, Inc., Class A*	12,000	808,200
Northrop Grumman Corp.	39,150	9,311,436
Orbital ATK, Inc.	14,569	1,427,762
Raytheon Co.	66,890	10,200,725
Rockwell Collins, Inc.	32,150	3,123,694
Spirit AeroSystems Holdings, Inc., Class A	32,900	1,905,568
Teledyne Technologies, Inc.*	8,700	1,100,202
Textron, Inc.	61,400	2,922,026
TransDigm Group, Inc.	13,050	2,873,088
United Technologies Corp.	178,640	20,045,194

		119,601,579

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	35,000	2,705,150
Expeditors International of Washington, Inc.	40,800	2,304,792
FedEx Corp.	56,150	10,957,672
Hub Group, Inc., Class A*	2,600	120,640
United Parcel Service, Inc., Class B	156,650	16,808,545
XPO Logistics, Inc.*	22,800	1,091,892

		33,988,691

Airlines (0.6%)
Alaska Air Group, Inc.	26,900	2,480,718
Allegiant Travel Co.	4,000	641,000
American Airlines Group, Inc.	122,800	5,194,440
Copa Holdings SA, Class A	7,800	875,550
Delta Air Lines, Inc.	180,550	8,298,078
Hawaiian Holdings, Inc.*	11,300	524,885
JetBlue Airways Corp.*	69,900	1,440,639
SkyWest, Inc.	7,700	263,725
Southwest Airlines Co.	150,300	8,080,128
Spirit Airlines, Inc.*	17,100	907,497
United Continental Holdings, Inc.*	73,040	5,159,546

		33,866,206

Building Products (0.4%)
AAON, Inc.	300	10,605
Advanced Drainage Systems, Inc.	9,900	216,810
Allegion plc	22,066	1,670,396
AO Smith Corp.	38,000	1,944,080
Armstrong Flooring, Inc.*	2,850	52,497
Armstrong World Industries, Inc.*	10,400	478,920
Fortune Brands Home & Security, Inc.	37,950	2,309,258
Johnson Controls International plc	206,337	8,690,914
Lennox International, Inc.	11,010	1,841,973
Masco Corp.	87,400	2,970,726
Masonite International Corp.*	5,500	435,875
Owens Corning	26,970	1,655,149
Simpson Manufacturing Co., Inc.	6,100	262,849
Trex Co., Inc.*	6,800	471,852

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Forest Products, Inc.	3,400	$335,036
USG Corp.*	22,500	715,500

		24,062,440

Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	8,300	361,880
Brady Corp., Class A	7,400	286,010
Brink’s Co. (The)	10,300	550,535
Cintas Corp.	23,200	2,935,728
Clean Harbors, Inc.*	16,200	901,044
Copart, Inc.*	26,300	1,628,759
Covanta Holding Corp.	26,400	414,480
Deluxe Corp.	11,000	793,870
Essendant, Inc.	12,100	183,315
Healthcare Services Group, Inc.	21,900	943,671
Herman Miller, Inc.	14,700	463,785
HNI Corp.	11,700	539,253
KAR Auction Services, Inc.	36,400	1,589,588
Matthews International Corp., Class A	7,900	534,435
Mobile Mini, Inc.	9,700	295,850
MSA Safety, Inc.	5,900	417,071
Pitney Bowes, Inc.	54,520	714,757
Republic Services, Inc.	55,335	3,475,591
Rollins, Inc.	31,500	1,169,595
RR Donnelley & Sons Co.	16,376	198,314
Steelcase, Inc., Class A	9,600	160,800
Stericycle, Inc.*	21,800	1,807,002
Tetra Tech, Inc.	13,600	555,560
UniFirst Corp.	3,500	495,075
Waste Management, Inc.	100,750	7,346,690
West Corp.	11,600	283,272

		29,045,930

Construction & Engineering (0.2%)
AECOM*	32,802	1,167,423
Chicago Bridge & Iron Co. NV	31,625	972,469
Dycom Industries, Inc.(x)*	8,300	771,485
EMCOR Group, Inc.	15,300	963,135
Fluor Corp.	36,560	1,923,787
Granite Construction, Inc.	9,300	466,767
Jacobs Engineering Group, Inc.	28,100	1,553,368
KBR, Inc.	48,800	733,464
MasTec, Inc.*	14,700	588,735
Quanta Services, Inc.*	33,450	1,241,330
Valmont Industries, Inc.	7,700	1,197,350

		11,579,313

Electrical Equipment (0.6%)
Acuity Brands, Inc.	10,300	2,101,200
AMETEK, Inc.	54,075	2,924,376
Eaton Corp. plc	104,697	7,763,282
Emerson Electric Co.	150,710	9,021,501
EnerSys	13,300	1,049,902
Generac Holdings, Inc.*	14,600	544,288
Hubbell, Inc.	15,400	1,848,770
Regal Beloit Corp.	13,900	1,051,535
Rockwell Automation, Inc.	30,500	4,749,155

		31,054,009

Industrial Conglomerates (2.0%)
3M Co.	133,330	25,510,029
Carlisle Cos., Inc.	17,300	1,840,893
General Electric Co.	1,985,867	59,178,837
Honeywell International, Inc.	171,400	21,402,718
Roper Technologies, Inc.	23,350	4,821,541

		112,754,018

Machinery (1.9%)
Actuant Corp., Class A	6,600	173,910
AGCO Corp.	18,500	1,113,330
Allison Transmission Holdings, Inc.	32,000	1,153,920
Barnes Group, Inc.	15,200	780,368
Caterpillar, Inc.	126,310	11,716,516
Colfax Corp.*	27,730	1,088,680
Crane Co.	11,400	853,062
Cummins, Inc.	36,560	5,527,872
Deere & Co.	74,040	8,059,994
Donaldson Co., Inc.	36,700	1,670,584
Dover Corp.	35,990	2,891,796
Flowserve Corp.	35,740	1,730,531
Fortive Corp.	71,230	4,289,471
Franklin Electric Co., Inc.	10,600	456,330
Graco, Inc.	12,660	1,191,812
Hillenbrand, Inc.	9,800	351,330
IDEX Corp.	17,840	1,668,218
Illinois Tool Works, Inc.	69,010	9,141,755
Ingersoll-Rand plc	60,500	4,919,860
ITT, Inc.	30,425	1,248,034
John Bean Technologies Corp.	6,800	598,060
Joy Global, Inc.	26,480	748,060
Kennametal, Inc.	26,190	1,027,434
Lincoln Electric Holdings, Inc.	14,260	1,238,624
Manitowoc Co., Inc. (The)*	46,900	267,330
Middleby Corp. (The)*	14,000	1,910,300
Mueller Industries, Inc.	14,700	503,181
Mueller Water Products, Inc., Class A	36,300	429,066
Navistar International Corp.*	6,800	167,416
Nordson Corp.	13,460	1,653,426
Oshkosh Corp.	16,900	1,159,171
PACCAR, Inc.	78,930	5,304,096
Parker-Hannifin Corp.	30,510	4,891,363
Pentair plc	42,587	2,673,612
Proto Labs, Inc.*	5,500	281,050
RBC Bearings, Inc.*	3,900	378,651
Rexnord Corp.*	14,900	343,892
Snap-on, Inc.	14,900	2,513,183
SPX FLOW, Inc.*	7,300	253,383
Stanley Black & Decker, Inc.	36,435	4,841,118
Terex Corp.	33,030	1,037,142
Timken Co. (The)	21,240	960,048
Toro Co. (The)	26,880	1,678,925
Trinity Industries, Inc.	48,740	1,294,047
WABCO Holdings, Inc.*	12,370	1,452,485
Wabtec Corp.(x)	20,000	1,560,000
Watts Water Technologies, Inc., Class A	3,900	243,165
WELBILT, Inc.*	46,900	920,647
Woodward, Inc.	14,630	993,670
Xylem, Inc.	47,850	2,403,027

		103,752,945

Marine (0.0%)
Kirby Corp.*	14,250	1,005,337
Matson, Inc.	8,180	259,797

		1,265,134

Professional Services (0.4%)
Advisory Board Co. (The)*	9,380	438,984
CBIZ, Inc.*	34,320	465,036
CEB, Inc.	9,100	715,260
Dun & Bradstreet Corp. (The)	9,600	1,036,224
Equifax, Inc.	26,620	3,640,019
FTI Consulting, Inc.*	6,400	263,488
Huron Consulting Group, Inc.*	4,400	185,240
Insperity, Inc.	3,800	336,870
Korn/Ferry International	8,800	277,112
ManpowerGroup, Inc.	15,180	1,557,013
Nielsen Holdings plc	89,200	3,684,852
On Assignment, Inc.*	13,500	655,155

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Resources Connection, Inc.	21,850	$365,987
Robert Half International, Inc.	37,260	1,819,406
TransUnion*	10,800	414,180
TriNet Group, Inc.*	5,100	147,390
Verisk Analytics, Inc.*	35,500	2,880,470
WageWorks, Inc.*	9,100	657,930

		19,540,616

Road & Rail (0.9%)
AMERCO	2,200	838,618
Avis Budget Group, Inc.*	28,490	842,734
CSX Corp.	214,850	10,001,267
Genesee & Wyoming, Inc., Class A*	14,700	997,542
Heartland Express, Inc.	14,400	288,720
JB Hunt Transport Services, Inc.	23,050	2,114,607
Kansas City Southern	28,650	2,457,024
Knight Transportation, Inc.	15,600	489,060
Landstar System, Inc.	9,750	835,088
Norfolk Southern Corp.	68,870	7,711,374
Old Dominion Freight Line, Inc.	15,750	1,347,728
Ryder System, Inc.	16,900	1,274,936
Swift Transportation Co.(x)*	21,300	437,502
Union Pacific Corp.	194,120	20,561,190
Werner Enterprises, Inc.	7,300	191,260

		50,388,650

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	813,750
Aircastle Ltd.	4,500	108,585
Applied Industrial Technologies, Inc.	6,500	402,025
Beacon Roofing Supply, Inc.*	12,000	589,920
Fastenal Co.	71,500	3,682,250
GATX Corp.(x)	10,700	652,272
HD Supply Holdings, Inc.*	41,500	1,706,687
Herc Holdings, Inc.*	4,873	238,241
MSC Industrial Direct Co., Inc., Class A	12,200	1,253,672
NOW, Inc.*	25,720	436,211
SiteOne Landscape Supply, Inc.(x)*	1,400	67,774
United Rentals, Inc.*	20,722	2,591,286
Univar, Inc.(x)*	9,300	285,138
Watsco, Inc.	7,310	1,046,646
WESCO International, Inc.*	8,220	571,701
WW Grainger, Inc.	12,950	3,014,242

		17,460,400

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	16,800	1,353,744
Wesco Aircraft Holdings, Inc.*	6,400	72,960

		1,426,704

Total Industrials		589,786,635

Information Technology (20.9%)
Communications Equipment (1.1%)
ADTRAN, Inc.	6,300	130,725
Arista Networks, Inc.(x)*	8,800	1,163,976
ARRIS International plc*	41,000	1,084,450
Brocade Communications Systems, Inc.	92,810	1,158,269
Ciena Corp.(x)*	31,400	741,354
Cisco Systems, Inc.	1,134,070	38,331,566
CommScope Holding Co., Inc.*	25,600	1,067,776
EchoStar Corp., Class A*	9,100	518,245
F5 Networks, Inc.*	17,500	2,494,975
Finisar Corp.*	24,800	678,032
Harris Corp.	28,677	3,190,890
InterDigital, Inc.	7,000	604,100
Juniper Networks, Inc.	85,000	2,365,550
Lumentum Holdings, Inc.*	7,570	403,859
Motorola Solutions, Inc.	42,421	3,657,539
NetScout Systems, Inc.*	22,300	846,285
Palo Alto Networks, Inc.*	20,400	2,298,672
Plantronics, Inc.	5,100	275,961
Ubiquiti Networks, Inc.(x)*	2,800	140,728
ViaSat, Inc.*	12,200	778,604
Viavi Solutions, Inc.*	33,650	360,728

		62,292,284

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	72,840	5,184,023
Anixter International, Inc.*	4,900	388,570
Arrow Electronics, Inc.*	26,000	1,908,660
Avnet, Inc.	29,320	1,341,683
AVX Corp.	19,500	319,410
Badger Meter, Inc.(x)	300	11,025
Belden, Inc.	10,900	754,171
CDW Corp.	38,200	2,204,522
Cognex Corp.	19,100	1,603,445
Coherent, Inc.*	5,400	1,110,456
Corning, Inc.	216,890	5,856,030
Dolby Laboratories, Inc., Class A	12,700	665,607
FLIR Systems, Inc.	42,200	1,531,016
II-VI, Inc.*	13,300	479,465
Insight Enterprises, Inc.*	700	28,763
IPG Photonics Corp.*	9,100	1,098,370
Itron, Inc.*	8,010	486,207
Jabil Circuit, Inc.	47,200	1,365,024
Keysight Technologies, Inc.*	43,115	1,558,176
Knowles Corp.(x)*	16,745	317,318
Littelfuse, Inc.	6,500	1,039,415
Methode Electronics, Inc.	4,200	191,520
National Instruments Corp.	35,700	1,162,392
Plexus Corp.*	4,100	236,980
Sanmina Corp.*	14,400	584,640
SYNNEX Corp.	7,200	805,968
Tech Data Corp.*	11,200	1,051,680
Trimble, Inc.*	61,000	1,952,610
TTM Technologies, Inc.*	11,100	179,043
Universal Display Corp.	10,000	861,000
VeriFone Systems, Inc.*	25,100	470,123
Vishay Intertechnology, Inc.(x)	31,800	523,110
Zebra Technologies Corp., Class A*	12,400	1,131,500

		38,401,922

Internet Software & Services (4.0%)
Akamai Technologies, Inc.*	39,400	2,352,180
Alphabet, Inc., Class A*	66,125	56,060,775
Alphabet, Inc., Class C*	66,819	55,430,370
Bankrate, Inc.*	23,700	228,705
Box, Inc., Class A*	9,800	159,838
Cimpress NV(x)*	9,700	836,043
CommerceHub, Inc.*	3,828	59,449
Cornerstone OnDemand, Inc.*	11,500	447,235
CoStar Group, Inc.*	7,535	1,561,403
eBay, Inc.*	250,870	8,421,706
Envestnet, Inc.*	5,100	164,730
Facebook, Inc., Class A*	505,600	71,820,480
GoDaddy, Inc., Class A(x)*	3,800	144,020
Gogo, Inc.(x)*	1,400	15,400
GrubHub, Inc.(x)*	18,300	601,887
IAC/InterActiveCorp*	18,350	1,352,762
j2 Global, Inc.	14,600	1,225,086
LogMeIn, Inc.	10,804	1,053,390
Match Group, Inc.(x)*	12,100	197,593
New Relic, Inc.*	9,800	363,286
NIC, Inc.	6,700	135,340
Pandora Media, Inc.(x)*	53,500	631,835
Stamps.com, Inc.(x)*	3,600	426,060
TrueCar, Inc.(x)*	13,100	202,657

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Twitter, Inc.(x)*	147,100	$2,199,145
VeriSign, Inc.(x)*	23,050	2,007,885
Web.com Group, Inc.*	900	17,370
WebMD Health Corp.*	1,500	79,020
Yahoo!, Inc.*	203,950	9,465,319
Yelp, Inc.*	13,200	432,300
Zillow Group, Inc., Class A*	5,962	201,575
Zillow Group, Inc., Class C(x)*	23,524	792,053

		219,086,897

IT Services (3.7%)
Accenture plc, Class A	141,300	16,939,044
Acxiom Corp.*	11,800	335,946
Alliance Data Systems Corp.	13,552	3,374,448
Amdocs Ltd.	37,310	2,275,537
Automatic Data Processing, Inc.	102,650	10,510,334
Black Knight Financial Services, Inc., Class A(x)*	7,000	268,100
Blackhawk Network Holdings, Inc.*	13,400	544,040
Booz Allen Hamilton Holding Corp.	26,700	944,913
Broadridge Financial Solutions, Inc.	30,410	2,066,360
CACI International, Inc., Class A*	6,000	703,800
Cardtronics plc, Class A*	10,500	490,875
Cognizant Technology Solutions Corp., Class A*	138,300	8,231,616
Computer Sciences Corp.	31,340	2,162,773
Conduent, Inc.*	47,886	803,527
Convergys Corp.	20,700	437,805
CoreLogic, Inc.*	26,300	1,070,936
CSRA, Inc.	37,740	1,105,405
DST Systems, Inc.	8,980	1,100,050
EPAM Systems, Inc.*	11,900	898,688
Euronet Worldwide, Inc.*	14,700	1,257,144
EVERTEC, Inc.	10,100	160,590
ExlService Holdings, Inc.*	5,000	236,800
Fidelity National Information Services, Inc.	76,325	6,076,997
First Data Corp., Class A*	73,400	1,137,700
Fiserv, Inc.*	52,400	6,042,244
FleetCor Technologies, Inc.*	21,600	3,270,888
Gartner, Inc.*	20,200	2,181,398
Genpact Ltd.	41,700	1,032,492
Global Payments, Inc.	39,752	3,207,191
International Business Machines Corp.	198,131	34,502,532
Jack Henry & Associates, Inc.	18,030	1,678,593
Leidos Holdings, Inc.	30,737	1,571,890
ManTech International Corp., Class A	5,100	176,613
Mastercard, Inc., Class A	218,400	24,563,448
MAXIMUS, Inc.	16,800	1,044,960
NeuStar, Inc., Class A*	4,690	155,474
Paychex, Inc.	75,910	4,471,099
PayPal Holdings, Inc.*	254,770	10,960,205
Sabre Corp.	48,600	1,029,834
Science Applications International Corp.	12,021	894,362
Syntel, Inc.	2,000	33,660
TeleTech Holdings, Inc.	12,350	365,560
Teradata Corp.*	39,260	1,221,771
Total System Services, Inc.	37,800	2,020,788
Travelport Worldwide Ltd.	10,000	117,700
Vantiv, Inc., Class A*	36,400	2,333,968
Visa, Inc., Class A	429,300	38,151,891
Western Union Co. (The)	115,560	2,351,646
WEX, Inc.*	10,100	1,045,350

		207,558,985

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Energy Industries, Inc.*	9,100	623,896
Advanced Micro Devices, Inc.*	169,900	2,472,045
Ambarella, Inc.(x)*	7,100	388,441
Amkor Technology, Inc.*	13,700	158,783
Analog Devices, Inc.	87,027	7,131,863
Applied Materials, Inc.	255,220	9,928,058
Broadcom Ltd.	85,380	18,694,805
Cabot Microelectronics Corp.	300	22,983
Cavium, Inc.*	17,035	1,220,728
Cirrus Logic, Inc.*	15,300	928,557
Cree, Inc.*	32,700	874,071
Cypress Semiconductor Corp.	76,746	1,056,025
Entegris, Inc.*	32,940	770,796
First Solar, Inc.(x)*	17,400	471,540
Inphi Corp.(x)*	9,000	439,380
Integrated Device Technology, Inc.*	34,800	823,716
Intel Corp.	1,064,890	38,410,582
KLA-Tencor Corp.	38,880	3,696,322
Lam Research Corp.	36,375	4,669,095
Lattice Semiconductor Corp.*	7,100	49,132
MACOM Technology Solutions Holdings, Inc.*	5,200	251,160
Marvell Technology Group Ltd.	101,330	1,546,296
Maxim Integrated Products, Inc.	68,250	3,068,520
Microchip Technology, Inc.	51,420	3,793,767
Micron Technology, Inc.*	241,450	6,977,905
Microsemi Corp.*	26,022	1,340,914
MKS Instruments, Inc.	13,200	907,500
Monolithic Power Systems, Inc.	9,900	911,790
NVIDIA Corp.	115,160	12,544,379
ON Semiconductor Corp.*	113,500	1,758,115
Power Integrations, Inc.	2,500	164,375
Qorvo, Inc.*	34,317	2,352,773
QUALCOMM, Inc.	330,880	18,972,659
Rambus, Inc.*	24,700	324,558
Semtech Corp.*	14,600	493,480
Silicon Laboratories, Inc.*	13,440	988,512
Skyworks Solutions, Inc.	43,900	4,301,322
SunPower Corp.(x)*	20,300	123,830
Synaptics, Inc.*	6,200	306,962
Teradyne, Inc.	45,810	1,424,691
Texas Instruments, Inc.	230,290	18,552,162
Veeco Instruments, Inc.*	7,800	232,830
Versum Materials, Inc.*	22,990	703,494
Xilinx, Inc.	61,300	3,548,657
XPERI Corp.	8,300	281,785

		178,703,254

Software (4.5%)
ACI Worldwide, Inc.*	37,500	802,125
Activision Blizzard, Inc.	129,100	6,436,926
Adobe Systems, Inc.*	109,820	14,290,877
ANSYS, Inc.*	23,300	2,490,071
Aspen Technology, Inc.*	20,800	1,225,536
Atlassian Corp. plc, Class A(x)*	8,600	257,570
Autodesk, Inc.*	48,650	4,206,765
Blackbaud, Inc.	13,000	996,710
BroadSoft, Inc.*	800	32,160
CA, Inc.	78,750	2,497,950
Cadence Design Systems, Inc.*	67,630	2,123,582
Callidus Software, Inc.*	500	10,675
CDK Global, Inc.	35,150	2,285,101
Citrix Systems, Inc.*	37,850	3,156,311
CommVault Systems, Inc.*	6,400	325,120
Dell Technologies, Inc., Class V*	50,869	3,259,686
Ebix, Inc.(x)	4,200	257,250
Electronic Arts, Inc.*	68,400	6,123,168

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Ellie Mae, Inc.*	7,200	$721,944
Fair Isaac Corp.	8,000	1,031,600
FireEye, Inc.(x)*	33,600	423,696
Fortinet, Inc.*	40,400	1,549,340
Gigamon, Inc.*	7,400	263,070
Guidewire Software, Inc.*	17,000	957,610
HubSpot, Inc.*	4,600	278,530
Imperva, Inc.*	6,400	262,720
Intuit, Inc.	56,450	6,547,636
Manhattan Associates, Inc.*	17,700	921,285
Microsoft Corp.	1,706,650	112,399,969
MicroStrategy, Inc., Class A*	1,500	281,700
Nuance Communications, Inc.*	60,290	1,043,620
Oracle Corp.	670,212	29,898,157
Paycom Software, Inc.(x)*	10,000	575,100
Paylocity Holding Corp.(x)*	5,600	216,328
Pegasystems, Inc.	5,400	236,790
Progress Software Corp.	8,900	258,545
Proofpoint, Inc.(x)*	9,200	684,112
PTC, Inc.*	25,750	1,353,163
RealPage, Inc.*	11,500	401,350
Red Hat, Inc.*	41,400	3,581,100
RingCentral, Inc., Class A(x)*	1,300	36,790
salesforce.com, Inc.*	147,700	12,183,773
ServiceNow, Inc.*	37,500	3,280,125
Splunk, Inc.*	29,100	1,812,639
SS&C Technologies Holdings, Inc.	39,200	1,387,680
Symantec Corp.	144,190	4,423,749
Synchronoss Technologies, Inc.*	9,410	229,604
Synopsys, Inc.*	38,320	2,764,022
Tableau Software, Inc., Class A*	12,100	599,555
Take-Two Interactive Software, Inc.*	25,800	1,529,166
TiVo Corp.	26,936	505,050
Tyler Technologies, Inc.*	9,400	1,452,864
Ultimate Software Group, Inc. (The)(x)*	6,600	1,288,386
Verint Systems, Inc.*	14,800	641,950
VMware, Inc., Class A(x)*	23,100	2,128,434
Workday, Inc., Class A*	27,400	2,281,872
Zendesk, Inc.*	18,200	510,328
Zynga, Inc., Class A*	123,800	352,830

		252,073,765

Technology Hardware, Storage & Peripherals (3.7%)
Apple, Inc.	1,235,007	177,421,106
Cray, Inc.*	9,600	210,240
Diebold Nixdorf, Inc.(x)	10,750	330,025
Electronics For Imaging, Inc.*	12,900	629,907
Hewlett Packard Enterprise Co.	403,432	9,561,338
HP, Inc.	405,832	7,256,276
NCR Corp.*	31,200	1,425,216
NetApp, Inc.	70,550	2,952,517
Pure Storage, Inc., Class A(x)*	16,300	160,229
Stratasys Ltd.(x)*	12,900	264,321
Western Digital Corp.	67,478	5,568,959
Xerox Corp.	239,431	1,757,424

		207,537,558

Total Information Technology		1,165,654,665

Materials (3.3%)
Chemicals (2.2%)
AdvanSix, Inc.*	3,968	108,406
Air Products & Chemicals, Inc.	45,980	6,220,634
Albemarle Corp.	26,276	2,775,797
Ashland Global Holdings, Inc.	17,264	2,137,456
Axalta Coating Systems Ltd.*	38,600	1,242,920
Balchem Corp.	5,700	469,794
Cabot Corp.	19,700	1,180,227
Celanese Corp.	37,300	3,351,405
CF Industries Holdings, Inc.	57,010	1,673,243
Chemours Co. (The)(x)	42,328	1,629,628
Chemtura Corp.*	13,800	460,920
Dow Chemical Co. (The)	257,080	16,334,863
Eastman Chemical Co.	33,528	2,709,062
Ecolab, Inc.	59,388	7,443,692
EI du Pont de Nemours & Co.	199,440	16,021,015
FMC Corp.	30,700	2,136,413
GCP Applied Technologies, Inc.*	14,500	473,425
HB Fuller Co.	16,100	830,116
Huntsman Corp.	55,200	1,354,608
Ingevity Corp.*	10,555	642,272
International Flavors & Fragrances, Inc.	18,700	2,478,311
LyondellBasell Industries NV, Class A	73,900	6,738,941
Minerals Technologies, Inc.	8,400	643,440
Monsanto Co.	99,500	11,263,400
Mosaic Co. (The)	86,530	2,524,945
NewMarket Corp.	2,200	997,106
Olin Corp.	39,500	1,298,365
Platform Speciality Products Corp.*	44,300	576,786
PolyOne Corp.	19,600	668,164
PPG Industries, Inc.	63,900	6,714,612
Praxair, Inc.	64,900	7,697,140
RPM International, Inc.	37,150	2,044,365
Scotts Miracle-Gro Co. (The), Class A	11,900	1,111,341
Sensient Technologies Corp.	12,500	990,750
Sherwin-Williams Co. (The)	18,200	5,645,458
Valspar Corp. (The)	19,800	2,196,612
Valvoline, Inc.(x)	393	9,648
Westlake Chemical Corp.	5,300	350,065
WR Grace & Co.	17,500	1,219,925

		124,365,270

Construction Materials (0.2%)
Eagle Materials, Inc.	14,400	1,398,816
Martin Marietta Materials, Inc.	14,830	3,236,648
Summit Materials, Inc., Class A*	24,000	593,040
Vulcan Materials Co.	33,100	3,987,888

		9,216,392

Containers & Packaging (0.5%)
AptarGroup, Inc.	14,600	1,124,054
Avery Dennison Corp.	20,850	1,680,510
Ball Corp.	40,200	2,985,252
Bemis Co., Inc.	20,900	1,021,174
Berry Plastics Group, Inc.*	28,100	1,364,817
Crown Holdings, Inc.*	37,150	1,967,092
Graphic Packaging Holding Co.	85,200	1,096,524
Greif, Inc., Class A	1,100	60,599
International Paper Co.	96,450	4,897,731
Owens-Illinois, Inc.*	46,650	950,727
Packaging Corp. of America	21,400	1,960,668
Sealed Air Corp.	46,560	2,029,085
Silgan Holdings, Inc.	11,600	688,576
Sonoco Products Co.	23,760	1,257,379
WestRock Co.	63,332	3,295,164

		26,379,352

Metals & Mining (0.4%)
AK Steel Holding Corp.*	54,000	388,260
Alcoa Corp.	32,905	1,131,932
Allegheny Technologies, Inc.(x)	24,400	438,224
Carpenter Technology Corp.	1,000	37,300
Cliffs Natural Resources, Inc.(x)*	50,000	410,500
Coeur Mining, Inc.(x)*	40,300	325,624
Commercial Metals Co.	26,400	505,032

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Compass Minerals International, Inc.(x)	12,400	$841,340
Freeport-McMoRan, Inc.*	294,194	3,930,432
Hecla Mining Co.(x)	16,900	89,401
Kaiser Aluminum Corp.	100	7,990
Newmont Mining Corp.	129,300	4,261,728
Nucor Corp.	78,320	4,677,270
Reliance Steel & Aluminum Co.	16,300	1,304,326
Royal Gold, Inc.	18,000	1,260,900
Southern Copper Corp.(x)	19,344	694,256
Steel Dynamics, Inc.	55,100	1,915,276
Stillwater Mining Co.*	27,600	476,652
Tahoe Resources, Inc.	70,600	566,918
United States Steel Corp.	34,200	1,156,302
Worthington Industries, Inc.	11,300	509,517

		24,929,180

Paper & Forest Products (0.0%)
Domtar Corp.	18,480	674,890
KapStone Paper and Packaging Corp.	11,100	256,410
Louisiana-Pacific Corp.*	42,500	1,054,850

		1,986,150

Total Materials		186,876,344

Real Estate (4.0%)
Equity Real Estate Investment Trusts (REITs) (3.8%)
Acadia Realty Trust (REIT)	17,000	511,020
Agree Realty Corp. (REIT)	1,500	71,940
Alexander’s, Inc. (REIT)	100	43,186
Alexandria Real Estate Equities, Inc. (REIT)	18,480	2,042,410
American Assets Trust, Inc. (REIT)	1,900	79,496
American Campus Communities, Inc. (REIT)	28,300	1,346,797
American Homes 4 Rent (REIT), Class A	47,500	1,090,600
American Tower Corp. (REIT)	95,800	11,643,532
Apartment Investment & Management Co. (REIT), Class A	43,188	1,915,388
Apple Hospitality REIT, Inc. (REIT)	45,300	865,230
Ashford Hospitality Prime, Inc. (REIT)	2,700	28,647
AvalonBay Communities, Inc. (REIT)	31,249	5,737,316
Boston Properties, Inc. (REIT)	36,170	4,789,270
Brandywine Realty Trust (REIT)	51,000	827,730
Brixmor Property Group, Inc. (REIT)	42,100	903,466
Camden Property Trust (REIT)	20,180	1,623,683
Care Capital Properties, Inc. (REIT)	21,244	570,826
CareTrust REIT, Inc. (REIT)	1,200	20,184
CatchMark Timber Trust, Inc. (REIT), Class A	800	9,216
CBL & Associates Properties, Inc. (REIT)(x)	8,491	81,004
Chatham Lodging Trust (REIT)	100	1,975
Chesapeake Lodging Trust (REIT)	3,400	81,464
Colony NorthStar, Inc. (REIT), Class A	122,986	1,587,749
Colony Starwood Homes (REIT)	15,200	516,040
Columbia Property Trust, Inc. (REIT)	32,600	725,350
CoreCivic, Inc. (REIT)	26,900	845,198
CoreSite Realty Corp. (REIT)	7,800	702,390
Corporate Office Properties Trust (REIT)	24,809	821,178
Cousins Properties, Inc. (REIT)	74,207	613,692
Crown Castle International Corp. (REIT)	80,550	7,607,947
CubeSmart (REIT)	39,700	1,030,612
CyrusOne, Inc. (REIT)	16,000	823,520
DCT Industrial Trust, Inc. (REIT)	22,850	1,099,542
DDR Corp. (REIT)	84,708	1,061,391
DiamondRock Hospitality Co. (REIT)	28,700	320,005
Digital Realty Trust, Inc. (REIT)	37,589	3,999,094
Douglas Emmett, Inc. (REIT)	37,000	1,420,800
Duke Realty Corp. (REIT)	84,800	2,227,696
DuPont Fabros Technology, Inc. (REIT)	17,400	862,866
Easterly Government Properties, Inc. (REIT)	2,500	49,475
EastGroup Properties, Inc. (REIT)	10,300	757,359
Education Realty Trust, Inc. (REIT)	13,400	547,390
Empire State Realty Trust, Inc. (REIT), Class A	27,100	559,344
EPR Properties (REIT)	14,840	1,092,669
Equinix, Inc. (REIT)	16,138	6,461,171
Equity Commonwealth (REIT)*	33,000	1,030,260
Equity LifeStyle Properties, Inc. (REIT)	21,800	1,679,908
Equity Residential (REIT)	80,987	5,039,011
Essex Property Trust, Inc. (REIT)	15,977	3,699,155
Extra Space Storage, Inc. (REIT)	28,300	2,105,237
Federal Realty Investment Trust (REIT)	17,380	2,320,230
First Industrial Realty Trust, Inc. (REIT)	29,500	785,585
First Potomac Realty Trust (REIT)	2,100	21,588
Forest City Realty Trust, Inc. (REIT), Class A	50,700	1,104,246
Four Corners Property Trust, Inc. (REIT)	4,846	110,634
Gaming and Leisure Properties, Inc. (REIT)	43,225	1,444,579
GEO Group, Inc. (The) (REIT)	17,000	788,290
GGP, Inc. (REIT)*	144,807	3,356,626
Gladstone Commercial Corp. (REIT)	1,300	26,871
Global Net Lease, Inc. (REIT)(x)*	3,500	84,280
Government Properties Income Trust (REIT)	3,400	71,162
Gramercy Property Trust (REIT)	33,066	869,636
HCP, Inc. (REIT)	114,997	3,597,106
Healthcare Realty Trust, Inc. (REIT)(x)	23,600	767,000
Healthcare Trust of America, Inc. (REIT), Class A	30,900	972,114
Hersha Hospitality Trust (REIT)	300	5,637
Highwoods Properties, Inc. (REIT)	29,530	1,450,809
Hospitality Properties Trust (REIT)	43,400	1,368,402
Host Hotels & Resorts, Inc. (REIT)	172,913	3,226,557
Hudson Pacific Properties, Inc. (REIT)	24,300	841,752
Investors Real Estate Trust (REIT)	2,600	15,418
Iron Mountain, Inc. (REIT)	56,801	2,026,092
iStar, Inc. (REIT)*	9,200	108,560
Kilroy Realty Corp. (REIT)	21,800	1,571,344
Kimco Realty Corp. (REIT)	101,522	2,242,621
Kite Realty Group Trust (REIT)	12,700	273,050
Lamar Advertising Co. (REIT), Class A	21,400	1,599,436
LaSalle Hotel Properties (REIT)	26,100	755,595
Lexington Realty Trust (REIT)	45,500	454,090
Liberty Property Trust (REIT)	38,452	1,482,325
Life Storage, Inc. (REIT)	9,300	763,716
LTC Properties, Inc. (REIT)	1,300	62,270

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Macerich Co. (The) (REIT)	33,684	$2,169,250
Mack-Cali Realty Corp. (REIT)	25,239	679,939
Medical Properties Trust, Inc. (REIT)	67,300	867,497
Mid-America Apartment Communities, Inc. (REIT)	25,638	2,608,410
Monmouth Real Estate Investment Corp. (REIT)(x)	500	7,135
Monogram Residential Trust, Inc. (REIT)	7,300	72,781
National Health Investors, Inc. (REIT)	7,000	508,410
National Retail Properties, Inc. (REIT)	38,290	1,670,210
New Senior Investment Group, Inc. (REIT)	600	6,120
NorthStar Realty Europe Corp. (REIT)	10,175	117,928
Omega Healthcare Investors, Inc. (REIT)	44,440	1,466,076
One Liberty Properties, Inc. (REIT)	400	9,344
Outfront Media, Inc. (REIT)	34,770	923,143
Paramount Group, Inc. (REIT)	37,600	609,496
Park Hotels & Resorts, Inc. (REIT)	27,353	702,152
Parkway, Inc. (REIT)	4,675	92,986
Pebblebrook Hotel Trust (REIT)(x)	5,300	154,813
Pennsylvania REIT (REIT)	4,500	68,130
Physicians Realty Trust (REIT)	25,600	508,672
Piedmont Office Realty Trust, Inc. (REIT), Class A	34,400	735,472
Potlatch Corp. (REIT)	1,500	68,550
Prologis, Inc. (REIT)	126,164	6,545,388
PS Business Parks, Inc. (REIT)	4,300	493,468
Public Storage (REIT)	34,502	7,552,833
QTS Realty Trust, Inc. (REIT), Class A	10,900	531,375
Ramco-Gershenson Properties Trust (REIT)	6,700	93,934
Rayonier, Inc. (REIT)	40,425	1,145,644
Realty Income Corp. (REIT)	60,028	3,573,467
Regency Centers Corp. (REIT)	33,306	2,211,185
Retail Opportunity Investments Corp. (REIT)	23,800	500,514
Retail Properties of America, Inc. (REIT), Class A	61,600	888,272
Rexford Industrial Realty, Inc. (REIT)	5,200	117,104
RLJ Lodging Trust (REIT)	33,200	780,532
Ryman Hospitality Properties, Inc. (REIT)	10,751	664,734
Sabra Health Care REIT, Inc. (REIT)	600	16,758
Saul Centers, Inc. (REIT)	500	30,810
SBA Communications Corp. (REIT)*	29,400	3,538,878
Select Income REIT (REIT)	2,600	67,054
Senior Housing Properties Trust (REIT)	54,290	1,099,372
Silver Bay Realty Trust Corp. (REIT)	1,000	21,470
Simon Property Group, Inc. (REIT)	70,559	12,138,265
SL Green Realty Corp. (REIT)	24,000	2,558,880
Spirit Realty Capital, Inc. (REIT)	104,667	1,060,277
STAG Industrial, Inc. (REIT)	18,400	460,368
STORE Capital Corp. (REIT)	35,400	845,352
Summit Hotel Properties, Inc. (REIT)	4,700	75,106
Sun Communities, Inc. (REIT)	15,200	1,221,016
Sunstone Hotel Investors, Inc. (REIT)	55,458	850,171
Tanger Factory Outlet Centers, Inc. (REIT)	29,500	966,715
Taubman Centers, Inc. (REIT)	14,800	977,096
Terreno Realty Corp. (REIT)	3,000	84,000
UDR, Inc. (REIT)	62,836	2,278,433
Uniti Group, Inc. (REIT)*	31,402	811,742
Universal Health Realty Income Trust (REIT)	100	6,450
Urban Edge Properties (REIT)	23,923	629,175
Urstadt Biddle Properties, Inc. (REIT), Class A	700	14,392
Ventas, Inc. (REIT)	78,079	5,078,258
VEREIT, Inc. (REIT)	236,500	2,007,885
Vornado Realty Trust (REIT)	40,347	4,047,208
Washington Prime Group, Inc. (REIT)	12,150	105,583
Washington REIT (REIT)	13,470	421,342
Weingarten Realty Investors (REIT)	36,986	1,234,963
Welltower, Inc. (REIT)	83,317	5,900,510
Weyerhaeuser Co. (REIT)	174,335	5,923,903
WP Carey, Inc. (REIT)	25,900	1,611,498
Xenia Hotels & Resorts, Inc. (REIT)	19,000	324,330

		213,690,274

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	9,080	404,242
CBRE Group, Inc., Class A*	79,250	2,757,107
Forestar Group, Inc.*	1,700	23,205
HFF, Inc., Class A	2,100	58,107
Howard Hughes Corp. (The)*	11,200	1,313,200
Jones Lang LaSalle, Inc.	12,100	1,348,545
Kennedy-Wilson Holdings, Inc.	10,200	226,440
Marcus & Millichap, Inc.*	400	9,832
RE/MAX Holdings, Inc., Class A	300	17,835
Realogy Holdings Corp.	34,100	1,015,839
RMR Group, Inc. (The), Class A	671	33,214
St Joe Co. (The)*	5,500	93,775
Tejon Ranch Co.*	400	8,756

		7,310,097

Total Real Estate		221,000,371

Telecommunication Services (2.1%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	1,388,199	57,679,668
ATN International, Inc.	600	42,252
CenturyLink, Inc.(x)	137,179	3,233,309
Cincinnati Bell, Inc.*	1,580	27,966
Cogent Communications Holdings, Inc.	5,700	245,385
Consolidated Communications Holdings, Inc.(x)	2,100	49,182
FairPoint Communications, Inc.*	1,600	26,560
Frontier Communications Corp.(x)	280,290	599,821
General Communication, Inc., Class A*	300	6,240
Globalstar, Inc.(x)*	30,100	48,160
Hawaiian Telcom Holdco, Inc.(x)*	1,000	22,910
IDT Corp., Class B	2,900	36,888
Intelsat SA(x)*	7,100	29,465
Iridium Communications, Inc.(x)*	1,500	14,475
Level 3 Communications, Inc.*	68,036	3,893,020
Lumos Networks Corp.*	2,200	38,940
ORBCOMM, Inc.*	5,200	49,660
pdvWireless, Inc.(x)*	600	13,110
Verizon Communications, Inc.	924,840	45,085,950
Windstream Holdings, Inc.(x)	76,912	419,170
Zayo Group Holdings, Inc.*	34,900	1,148,210

		112,710,341

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,700	$35,073
Shenandoah Telecommunications Co.	400	11,220
Spok Holdings, Inc.	2,300	43,700
Sprint Corp.*	175,679	1,524,894
Telephone & Data Systems, Inc.	28,186	747,211
T-Mobile US, Inc.*	69,200	4,469,628
United States Cellular Corp.*	7,600	283,708

		7,115,434

Total Telecommunication Services		119,825,775

Utilities (3.1%)
Electric Utilities (1.8%)
ALLETE, Inc.	10,500	710,955
Alliant Energy Corp.	53,800	2,131,018
American Electric Power Co., Inc.	115,170	7,731,362
Avangrid, Inc.	18,500	790,690
Duke Energy Corp.	157,485	12,915,345
Edison International	71,160	5,665,048
El Paso Electric Co.	200	10,100
Entergy Corp.	39,100	2,970,036
Eversource Energy	73,909	4,344,371
Exelon Corp.	204,056	7,341,935
FirstEnergy Corp.	106,804	3,398,503
Great Plains Energy, Inc.	43,600	1,273,992
Hawaiian Electric Industries, Inc.	20,500	682,855
IDACORP, Inc.	11,450	949,892
MGE Energy, Inc.	5,600	364,000
NextEra Energy, Inc.	104,850	13,459,594
OGE Energy Corp.	48,600	1,700,028
PG&E Corp.	116,820	7,752,175
Pinnacle West Capital Corp.	26,000	2,167,880
PNM Resources, Inc.	15,200	562,400
Portland General Electric Co.	21,000	932,820
PPL Corp.	158,250	5,916,968
Southern Co. (The)	212,350	10,570,783
Westar Energy, Inc.	30,000	1,628,100
Xcel Energy, Inc.	112,180	4,986,401

		100,957,251

Gas Utilities (0.2%)
Atmos Energy Corp.	25,200	1,990,548
National Fuel Gas Co.	21,100	1,257,982
New Jersey Resources Corp.(x)	19,600	776,160
ONE Gas, Inc.	14,125	954,850
South Jersey Industries, Inc.	16,100	573,965
Southwest Gas Holdings, Inc.	9,900	820,809
Spire, Inc.	11,200	756,000
UGI Corp.	39,575	1,955,005
WGL Holdings, Inc.	10,500	866,565

		9,951,884

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	153,695	1,718,310
Calpine Corp.*	89,200	985,660
NRG Energy, Inc.	87,821	1,642,253
Ormat Technologies, Inc.	9,000	513,720

		4,859,943

Multi-Utilities (0.9%)
Ameren Corp.	55,100	3,007,909
Avista Corp.	19,200	749,760
Black Hills Corp.(x)	9,700	644,759
CenterPoint Energy, Inc.	106,250	2,929,312
CMS Energy Corp.	61,100	2,733,614
Consolidated Edison, Inc.	72,000	5,591,520
Dominion Resources, Inc.	139,050	10,786,108
DTE Energy Co.	41,900	4,278,409
MDU Resources Group, Inc.	48,250	1,320,603
NiSource, Inc.	79,300	1,886,547
NorthWestern Corp.	8,700	510,690
Public Service Enterprise Group, Inc.	118,700	5,264,345
SCANA Corp.	30,650	2,002,978
Sempra Energy	58,090	6,418,945
Vectren Corp.	18,000	1,054,980
WEC Energy Group, Inc.	70,498	4,274,294

		53,454,773

Water Utilities (0.1%)
American Water Works Co., Inc.	44,000	3,421,880
Aqua America, Inc.	50,062	1,609,493

		5,031,373

Total Utilities		174,255,224

Total Common Stocks (98.8%) (Cost $2,615,950,043)		5,518,122,762

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc. (Contingent Value Shares)*†	25,400	32,385

Total Consumer Discretionary		32,385

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)*†	34,100	28,388

Total Health Care		28,388

Total Rights (0.0%) (Cost $5,906)		60,773

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	60,971,361	60,989,652

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $4,000,263, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $4,080,003.(xx)	$4,000,000	4,000,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $6,300,462, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $6,426,001.(xx)	6,300,000	6,300,000

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $1,500,136, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $1,530,003.(xx)	$1,500,000	$1,500,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $3,500,277, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $3,570,007.(xx)	3,500,000	3,500,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $13,001,408, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $14,273,825.(xx)	13,000,000	13,000,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $153,699, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $156,763.(xx)	153,689	153,689
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $2,800,252, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $2,857,725.(xx)	2,800,000	2,800,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $3,800,263, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $3,878,341.(xx)	3,800,000	3,800,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $4,000,653, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $4,080,555.(xx)	4,000,000	4,000,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $7,000,754, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $7,141,154.(xx)	7,000,000	7,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $5,000,408, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $5,100,417.(xx)	5,000,000	5,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $2,500,177, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $2,550,181.(xx)	2,500,000	2,500,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $2,000,132, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $2,040,000.(xx)	2,000,000	2,000,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $4,000,253, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $4,080,004.(xx)	4,000,000	4,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $10,001,575, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $10,200,000.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		69,553,689

Total Short-Term Investments (2.4%) (Cost $130,543,074)		130,543,341

Total Investments (101.2%) (Cost $2,746,499,023)		5,648,726,876
Other Assets Less Liabilities (-1.2%)		(65,494,376)

Net Assets (100%)		$5,583,232,500

*	Non-income producing.

†	Security (totaling $60,773 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $25,095,060.

(x)	All or a portion of security is on loan at March 31, 2017.

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $68,083,204. This was secured by cash collateral of $69,553,689 which was subsequently invested in joint repurchase agreements with a total value of $69,553,689, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $435,332 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 5/6/17-2/15/46.

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	108	June-17	$7,388,196	$7,475,760	$87,564
S&P 500 E-Mini Index	433	June-17	51,125,556	51,076,680	(48,876)

					$38,688

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$702,527,321	$—	$—	$702,527,321
Consumer Staples	460,643,673	—	—	460,643,673
Energy	335,263,223	—	—	335,263,223
Financials	824,898,496	—	—	824,898,496
Health Care	737,391,035	—	—	737,391,035
Industrials	589,786,635	—	—	589,786,635
Information Technology	1,165,654,665	—	—	1,165,654,665
Materials	186,876,344	—	—	186,876,344
Real Estate	221,000,371	—	—	221,000,371
Telecommunication Services	119,825,775	—	—	119,825,775
Utilities	174,255,224	—	—	174,255,224
Futures	87,564	—	—	87,564
Rights
Consumer Discretionary	—	—	32,385	32,385
Health Care	—	—	28,388	28,388
Short-Term Investments
Investment Companies	60,989,652	—	—	60,989,652
Repurchase Agreements	—	69,553,689	—	69,553,689

Total Assets	$5,579,199,978	$69,553,689	$60,773	$5,648,814,440

Liabilities:
Futures	$(48,876)	$—	$—	$(48,876)

Total Liabilities	$(48,876)	$—	$—	$(48,876)

Total	$5,579,151,102	$69,553,689	$60,773	$5,648,765,564

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,126,259,807
Aggregate gross unrealized depreciation	(255,053,405)

Net unrealized appreciation	$2,871,206,402

Federal income tax cost of investments	$2,777,520,474

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.7%)
Banks (0.7%)
KeyCorp	6,340	$112,725

Total Financials		112,725

Health Care (0.1%)
Biotechnology (0.1%)
Synergy Pharmaceuticals, Inc.(x)*	3,176	14,800

Total Health Care		14,800

Total Common Stocks (0.8%) (Cost $132,313)		127,525

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.6%)
Food Products (0.6%)
Tyson Foods, Inc.
4.750%	1,739	116,513

Total Consumer Staples		116,513

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Hess Corp.
8.000%	820	48,790
Kinder Morgan, Inc.
9.750%(x)	985	49,132
Southwestern Energy Co.
6.250%	2,315	45,791

Total Energy		143,713

Financials (4.4%)
Banks (4.1%)
Bank of America Corp.
7.250%	150	179,259
Huntington Bancshares, Inc.
8.500%	215	294,012
Wells Fargo & Co.
7.500%	200	248,000

		721,271

Capital Markets (0.3%)
AMG Capital Trust II
5.150%	360	20,453
Mandatory Exchangeable Trust
5.750%§	225	29,126

		49,579

Total Financials		770,850

Health Care (3.9%)
Health Care Equipment & Supplies (0.6%)
Alere, Inc.
3.000%(x)	320	104,960

Health Care Providers & Services (1.3%)
Anthem, Inc.
5.250%	3,843	195,993
Envision Healthcare Corp.
5.250%	185	21,094

		217,087

Pharmaceuticals (2.0%)
Allergan plc
5.500%	417	354,358

Total Health Care		676,405

Industrials (1.1%)
Aerospace & Defense (0.7%)
Arconic, Inc.
5.375%	2,746	112,723

Commercial Services & Supplies (0.2%)
Stericycle, Inc.
5.250%(x)	475	33,986

Machinery (0.2%)
Rexnord Corp.
5.750%	750	41,198

Total Industrials		187,907

Information Technology (0.8%)
Electronic Equipment, Instruments & Components (0.8%)
Belden, Inc.
6.750%(x)	827	80,219
MTS Systems Corp.
8.750%*	440	54,327

Total Information Technology		134,546

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
iStar, Inc. (REIT)
4.500%(x)	2,000	101,300
Welltower, Inc. (REIT)
6.500%	1,083	68,359

Total Real Estate		169,659

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Corp.
11.125%(x)	1,460	71,920

Wireless Telecommunication Services (0.9%)
T-Mobile US, Inc.
5.500%	1,510	159,773

Total Telecommunication Services		231,693

Utilities (0.4%)
Electric Utilities (0.2%)
Great Plains Energy, Inc.
7.000%	105	5,641
NextEra Energy, Inc.
6.123%	585	29,835

		35,476

Multi-Utilities (0.2%)
Dominion Resources, Inc.
6.750%	640	32,563
DTE Energy Co.
6.500%	105	5,642

		38,205

Total Utilities		73,681

Total Convertible Preferred Stocks (14.3%) (Cost $2,502,805)		2,504,967

EXCHANGE TRADED FUND:
SPDR Bloomberg Barclays Convertible Securities Fund(x)	100,800	4,848,480

Total Exchange Traded Fund (27.7%) (Cost $4,659,646)		4,848,480

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (55.5%)
Consumer Discretionary (8.1%)
Auto Components (0.1%)
Horizon Global Corp.
2.750%, 7/1/22	$21,000	19,044

Automobiles (0.4%)
Tesla, Inc.
1.500%, 6/1/18	27,000	60,193

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Household Durables (1.7%)
CalAtlantic Group, Inc.
1.625%, 5/15/18	$237,000	$297,583

Internet & Direct Marketing Retail (1.7%)
Ctrip.com International Ltd.
1.250%, 9/15/22§	24,000	24,840
Priceline Group, Inc. (The)
1.000%, 3/15/18	148,000	278,610

		303,450

Media (3.6%)
DISH Network Corp.
3.375%, 8/15/26§	282,000	340,691
Liberty Interactive LLC
1.750%, 9/30/46§	129,000	145,045
Liberty Media Corp.
1.375%, 10/15/23	42,000	47,486
Liberty Media Corp-Liberty Formula One
1.000%, 1/30/23§	7,000	7,696
Live Nation Entertainment, Inc.
2.500%, 5/15/19	80,000	86,750

		627,668

Specialty Retail (0.6%)
Restoration Hardware Holdings, Inc.
(Zero Coupon), 6/15/19§	122,000	109,495

Total Consumer Discretionary		1,417,433

Energy (2.9%)
Energy Equipment & Services (1.1%)
Nabors Industries, Inc.
0.750%, 1/15/24(b)§	70,000	65,406
SEACOR Holdings, Inc.
3.000%, 11/15/28	30,000	26,625
Weatherford International Ltd.
5.875%, 7/1/21	79,000	101,466

		193,497

Oil, Gas & Consumable Fuels (1.8%)
Cheniere Energy, Inc.
4.250%, 3/15/45	84,000	57,120
Chesapeake Energy Corp.
5.500%, 9/15/26§	79,000	81,814
2.500%, 5/15/37	1,000	985
PDC Energy, Inc.
1.125%, 9/15/21	88,000	90,145
SM Energy Co.
1.500%, 7/1/21	88,000	87,175

		317,239

Total Energy		510,736

Financials (1.9%)
Capital Markets (0.2%)
New Mountain Finance Corp.
5.000%, 6/15/19	16,000	16,420
TCP Capital Corp.
4.625%, 3/1/22§	16,000	16,160

		32,580

Consumer Finance (0.1%)
Encore Capital Group, Inc.
3.250%, 3/15/22(b)§	17,000	15,661

Insurance (0.9%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	75,000	165,281

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
New York Mortgage Trust, Inc. (REIT)
6.250%, 1/15/22	18,000	17,618
Starwood Property Trust, Inc. (REIT)
3.750%, 10/15/17	51,000	51,765
4.000%, 1/15/19	39,000	44,460

		113,843

Total Financials		327,365

Health Care (11.8%)
Biotechnology (4.9%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	45,000	38,250
AMAG Pharmaceuticals, Inc.
2.500%, 2/15/19	27,000	29,413
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	120,000	141,675
Clovis Oncology, Inc.
2.500%, 9/15/21	55,000	70,813
Emergent BioSolutions, Inc.
2.875%, 1/15/21	32,000	38,080
Immunomedics, Inc.
4.750%, 2/15/20	21,000	29,439
Incyte Corp.
1.250%, 11/15/20	58,000	152,504
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	16,000	14,910
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	86,000	82,829
Ironwood Pharmaceuticals, Inc.
2.250%, 6/15/22	73,000	90,748
Merrimack Pharmaceuticals, Inc.
4.500%, 7/15/20	50,000	41,906
Novavax, Inc.
3.750%, 2/1/23	19,000	8,716
TESARO, Inc.
3.000%, 10/1/21	28,000	124,075

		863,358

Health Care Equipment & Supplies (1.1%)
Hologic, Inc.
0.000%, 12/15/43(e)	44,000	54,450
Insulet Corp.
1.250%, 9/15/21§	5,000	5,019
NuVasive, Inc.
2.250%, 3/15/21	43,000	58,641
Trinity Biotech Investment Ltd.
4.000%, 4/1/45	36,000	28,755
Wright Medical Group, Inc.
2.000%, 2/15/20	43,000	51,277

		198,142

Health Care Providers & Services (1.4%)
Brookdale Senior Living, Inc.
2.750%, 6/15/18	27,000	26,561
HealthSouth Corp.
2.000%, 12/1/43	65,000	79,381
Molina Healthcare, Inc.
1.125%, 1/15/20	80,000	102,000
1.625%, 8/15/44	30,000	31,650

		239,592

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.
1.250%, 7/1/20	56,000	56,140
Evolent Health, Inc.
2.000%, 12/1/21§	13,000	15,332

		71,472

Life Sciences Tools & Services (0.3%)
Albany Molecular Research, Inc.
2.250%, 11/15/18	39,000	42,437

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (3.7%)
Depomed, Inc.
2.500%, 9/1/21	$37,000	$34,549
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	86,000	78,260
Jazz Investments I Ltd.
1.875%, 8/15/21	119,000	126,809
Medicines Co. (The)
2.500%, 1/15/22	76,000	119,795
Pacira Pharmaceuticals, Inc.
3.250%, 2/1/19	37,000	70,971
2.375%, 4/1/22(b)§	7,000	7,249
Teva Pharmaceutical Finance Co. LLC
Series C
0.250%, 2/1/26	190,000	204,013

		641,646

Total Health Care		2,056,647

Industrials (4.5%)
Aerospace & Defense (0.1%)
Aerojet Rocketdyne Holdings, Inc.
2.250%, 12/15/23§	12,000	12,938

Air Freight & Logistics (1.1%)
Atlas Air Worldwide Holdings, Inc.
2.250%, 6/1/22	24,000	25,410
Echo Global Logistics, Inc.
2.500%, 5/1/20	53,000	49,920
XPO Logistics, Inc.
4.500%, 10/1/17	38,000	111,031

		186,361

Construction & Engineering (1.3%)
Dycom Industries, Inc.
0.750%, 9/15/21	112,000	130,690
Tutor Perini Corp.
2.875%, 6/15/21§	79,000	98,404

		229,094

Machinery (0.9%)
Greenbrier Cos., Inc. (The)
3.500%, 4/1/18	52,000	67,177
2.875%, 2/1/24§	4,000	4,085
Navistar International Corp.
4.750%, 4/15/19	35,000	33,600
Trinity Industries, Inc.
3.875%, 6/1/36	47,000	57,076

		161,938

Professional Services (0.3%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	61,000	56,539

Transportation Infrastructure (0.8%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19	40,000	44,725
2.000%, 10/1/23	104,000	101,920

		146,645

Total Industrials		793,515

Information Technology (24.6%)
Communications Equipment (2.6%)
CalAmp Corp.
1.625%, 5/15/20	43,000	42,677
Ciena Corp.
3.750%, 10/15/18§	125,000	163,125
4.000%, 12/15/20	63,000	86,389
Finisar Corp.
0.500%, 12/15/36§	47,000	45,825
Lumentum Holdings, Inc.
0.250%, 3/15/24(b)§	7,000	7,788
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	86,000	102,340
Viavi Solutions, Inc.
1.000%, 3/1/24(b)§	12,000	12,585

		460,729

Electronic Equipment, Instruments & Components (1.0%)
Knowles Corp.
3.250%, 11/1/21§	31,000	38,827
TTM Technologies, Inc.
1.750%, 12/15/20	57,000	100,284
Vishay Intertechnology, Inc.
2.250%, 11/15/40	30,000	38,663

		177,774

Internet Software & Services (3.0%)
Akamai Technologies, Inc.
(Zero Coupon), 2/15/19	36,000	35,617
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	139,000	141,867
Pandora Media, Inc.
1.750%, 12/1/20	74,000	74,185
Twitter, Inc. 0.250%, 9/15/19	92,000	86,365
VeriSign, Inc.
4.452%, 8/15/37	68,000	173,613
WebMD Health Corp.
2.625%, 6/15/23§	22,000	20,886

		532,533

IT Services (0.9%)
Blackhawk Network Holdings, Inc.
1.500%, 1/15/22§	74,000	78,949
Cardtronics, Inc.
1.000%, 12/1/20	17,000	18,392
CSG Systems International, Inc.
4.250%, 3/15/36	53,000	55,054
Square, Inc.
0.375%, 3/1/22(b)§	7,000	7,262

		159,657

Semiconductors & Semiconductor Equipment (10.8%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	48,000	94,800
Inphi Corp.
1.125%, 12/1/20	19,000	26,184
0.750%, 9/1/21§	8,000	8,850
Integrated Device Technology, Inc.
0.875%, 11/15/22	91,000	91,171
Intel Corp.
3.250%, 8/1/39	33,000	57,647
Microchip Technology, Inc.
1.625%, 2/15/25	73,000	104,663
1.625%, 2/15/27§	287,000	290,767
2.250%, 2/15/37§	7,000	7,114
Micron Technology, Inc.
Series C
2.375%, 5/1/32	30,000	90,825
Series F
2.125%, 2/15/33	54,000	144,045
Series G
3.000%, 11/15/43(x)	130,000	145,681
Novellus Systems, Inc.
2.625%, 5/15/41	89,000	337,533
NVIDIA Corp.
1.000%, 12/1/18	30,000	162,263
ON Semiconductor Corp.
1.000%, 12/1/20	85,000	92,809

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Silicon Laboratories, Inc.
1.375%, 3/1/22(b)§	$7,000	$7,424
Spansion LLC
2.000%, 9/1/20	37,000	99,299
SunPower Corp.
0.750%, 6/1/18	29,000	26,789
4.000%, 1/15/23	16,000	12,510
Teradyne, Inc.
1.250%, 12/15/23§	5,000	5,822
Veeco Instruments, Inc.
2.700%, 1/15/23	25,000	26,094
Xilinx, Inc.
2.625%, 6/15/17	28,000	56,315

		1,888,605

Software (6.0%)
Citrix Systems, Inc.
0.500%, 4/15/19	90,000	112,725
FireEye, Inc.
Series A
1.000%, 6/1/35(x)	104,000	97,630
Series B
1.625%, 6/1/35	25,000	22,390
Nice Systems, Inc.
1.250%, 1/15/24§	7,000	7,280
Nuance Communications, Inc.
1.000%, 12/15/35	97,000	92,332
Proofpoint, Inc.
0.750%, 6/15/20	35,000	39,834
PROS Holdings, Inc.
2.000%, 12/1/19	43,000	43,511
Red Hat, Inc.
0.250%, 10/1/19	66,000	85,635
Rovi Corp.
0.500%, 3/1/20	40,000	39,325
salesforce.com, Inc.
0.250%, 4/1/18	187,000	240,996
ServiceNow, Inc.
(Zero Coupon), 11/1/18	35,000	45,019
Synchronoss Technologies, Inc.
0.750%, 8/15/19	33,000	31,123
Take-Two Interactive Software, Inc.
1.000%, 7/1/18	24,000	66,045
Verint Systems, Inc.
1.500%, 6/1/21	81,000	79,836
Workday, Inc.
0.750%, 7/15/18	33,000	37,620

		1,041,301

Technology Hardware, Storage & Peripherals (0.3%)
Electronics For Imaging, Inc.
0.750%, 9/1/19	43,000	46,709

Total Information Technology		4,307,308

Materials (0.9%)
Construction Materials (0.9%)
Cemex SAB de CV
3.720%, 3/15/20	144,000	162,810

Total Materials		162,810

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Colony NorthStar, Inc. (REIT)
5.000%, 4/15/23	55,000	55,103
Colony Starwood Homes (REIT)
3.000%, 7/1/19	37,000	43,776
3.500%, 1/15/22§	32,000	33,860

Total Real Estate		132,739

Total Convertible Bonds		9,708,553

Total Long-Term Debt Securities (55.5%) (Cost $8,841,922)		9,708,553

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	52,276	52,292

	Principal Amount	Value (Note 1)
Repurchase Agreements (9.0%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $150,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $153,000.(xx)	$150,000	150,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $95,420, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $97,321.(xx)	95,413	95,413
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $300,033, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $329,396.(xx)	300,000	300,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $53,011, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $54,067.(xx)	53,007	53,007
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $849,566, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $866,499.(xx)	849,509	849,509

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $25,002, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $25,502.(xx)	$25,000	$25,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $100,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $102,007.(xx)	100,000	100,000

Total Repurchase Agreements		1,572,929

Total Short-Term Investments (9.3%) (Cost $1,625,219)		1,625,221

Total Investments (107.6%) (Cost $17,761,905)		18,814,746
Other Assets Less Liabilities (-7.6%)		(1,321,863)

Net Assets (100%)		$17,492,883

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $1,715,325 or 9.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2017, the market value of these securities amounted to $123,375 or 0.7% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2017. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $1,538,291. This was secured by cash collateral of $1,572,929 which was subsequently invested in joint repurchase agreements with a total value of $1,572,929, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Financials	$112,725	$—	$—	$112,725
Health Care	14,800	—	—	14,800
Convertible Bonds
Consumer Discretionary	—	1,417,433	—	1,417,433
Energy	—	510,736	—	510,736
Financials	—	327,365	—	327,365
Health Care	—	2,056,647	—	2,056,647
Industrials	—	793,515	—	793,515
Information Technology	—	4,307,308	—	4,307,308
Materials	—	162,810	—	162,810
Real Estate	—	132,739	—	132,739
Convertible Preferred Stocks
Consumer Staples	116,513	—	—	116,513
Energy	143,713	—	—	143,713
Financials	770,850	—	—	770,850
Health Care	676,405	—	—	676,405
Industrials	187,907	—	—	187,907
Information Technology	134,546	—	—	134,546
Real Estate	169,659	—	—	169,659
Telecommunication Services	231,693	—	—	231,693
Utilities	73,681	—	—	73,681
Exchange Traded Funds
Exchange Traded Funds	4,848,480	—	—	4,848,480
Short-Term Investments
Investment Companies	52,292	—	—	52,292
Repurchase Agreements	—	1,572,929	—	1,572,929

Total Assets	$7,533,264	$11,281,482	$—	$18,814,746

Total Liabilities	$—	$—	$—	$—

Total	$7,533,264	$11,281,482	$—	$18,814,746

(a)	Securities with a market value of $205,206 transferred from Level 2 to Level 1 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,628,209
Aggregate gross unrealized depreciation	(700,860)

Net unrealized appreciation	$927,349

Federal income tax cost of investments	$17,887,397

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.0%)
American Airlines Pass-Through Trust,
Series 2013-2 A
4.950%, 1/15/23	$1,522,353	$1,613,542
Entergy Arkansas, Inc.,
3.500%, 4/1/26	300,000	308,248

Total Asset-Backed Securities		1,921,790

Corporate Bonds (32.6%)
Consumer Discretionary (2.0%)
Auto Components (0.1%)
BorgWarner, Inc.
3.375%, 3/15/25	800,000	795,062
Delphi Automotive plc
3.150%, 11/19/20	500,000	511,147
Delphi Corp.
4.150%, 3/15/24	865,000	903,021
Lear Corp.
5.250%, 1/15/25	1,190,000	1,255,450
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,224,977
4.150%, 10/1/25	250,000	263,792

		4,953,449

Automobiles (0.0%)
Ford Motor Co.
4.346%, 12/8/26	1,250,000	1,274,285
General Motors Co.
3.500%, 10/2/18	2,000,000	2,042,124
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	404,877

		3,721,286

Diversified Consumer Services (0.0%)
Board of Trustees of The Leland Stanford Junior University (The)
4.750%, 5/1/19	300,000	319,619

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.
3.950%, 10/15/20	666,000	700,687
Hyatt Hotels Corp.
4.850%, 3/15/26	250,000	267,483
Marriott International, Inc.
3.375%, 10/15/20	626,000	644,829
2.300%, 1/15/22(x)	500,000	488,648
3.250%, 9/15/22	1,700,000	1,709,108
3.125%, 6/15/26	500,000	481,437
McDonald’s Corp.
2.100%, 12/7/18	290,000	291,757
5.000%, 2/1/19	750,000	791,878
2.200%, 5/26/20	750,000	750,357
3.500%, 7/15/20	150,000	156,033
2.750%, 12/9/20	320,000	324,423
3.625%, 5/20/21	400,000	417,713
2.625%, 1/15/22	750,000	748,781
3.250%, 6/10/24(x)	1,000,000	1,016,621
3.375%, 5/26/25	750,000	749,943
3.700%, 1/30/26	1,500,000	1,531,865
3.500%, 3/1/27	775,000	776,505
Starbucks Corp.
2.100%, 2/4/21	300,000	300,470
2.700%, 6/15/22	400,000	406,365
3.850%, 10/1/23	850,000	912,060
2.450%, 6/15/26	500,000	478,028
Wyndham Worldwide Corp.
4.250%, 3/1/22	1,094,000	1,140,816
4.150%, 4/1/24	300,000	302,683

		15,388,490

Household Durables (0.2%)
DR Horton, Inc.
3.750%, 3/1/19	720,000	738,000
4.000%, 2/15/20	920,000	954,960
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	248,460
3.800%, 11/15/24	300,000	303,901
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,231,182
Newell Brands, Inc.
2.150%, 10/15/18	375,000	376,757
2.600%, 3/29/19	111,000	112,264
2.875%, 12/1/19	550,000	560,708
3.150%, 4/1/21	500,000	510,384
3.850%, 4/1/23	1,075,000	1,110,222
4.000%, 12/1/24	400,000	411,759
3.900%, 11/1/25	750,000	767,210
4.200%, 4/1/26	3,100,000	3,227,695
NVR, Inc.
3.950%, 9/15/22	150,000	155,203
Tupperware Brands Corp.
4.750%, 6/1/21	500,000	535,962
Whirlpool Corp.
4.850%, 6/15/21	400,000	430,900
3.700%, 5/1/25	500,000	509,566

		12,185,133

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc.
2.600%, 12/5/19	450,000	458,571
3.300%, 12/5/21	1,050,000	1,091,753
2.500%, 11/29/22	1,200,000	1,192,317
3.800%, 12/5/24	1,000,000	1,058,122
Expedia, Inc.
7.456%, 8/15/18	500,000	535,320
5.950%, 8/15/20	1,394,000	1,524,688
JD.com, Inc.
3.125%, 4/29/21	500,000	497,111
3.875%, 4/29/26	500,000	487,980
Priceline Group, Inc. (The)
3.650%, 3/15/25	600,000	599,317
3.600%, 6/1/26	500,000	494,671
QVC, Inc.
3.125%, 4/1/19	333,000	337,995
5.125%, 7/2/22	500,000	524,110
4.375%, 3/15/23	300,000	300,369
4.850%, 4/1/24	500,000	502,325
4.450%, 2/15/25	670,000	649,900

		10,254,549

Leisure Products (0.0%)
Hasbro, Inc.
3.150%, 5/15/21	500,000	508,342
Mattel, Inc.
2.350%, 5/6/19	500,000	502,558
2.350%, 8/15/21	180,000	175,860

		1,186,760

Media (1.0%)
21st Century Fox America, Inc.
6.900%, 3/1/19	596,000	648,431
5.650%, 8/15/20	594,000	652,879
4.500%, 2/15/21	500,000	531,484
3.000%, 9/15/22	1,000,000	997,251
3.700%, 10/15/25	2,040,000	2,070,838

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.375%, 11/15/26§	$300,000	$293,949
CBS Corp.
5.750%, 4/15/20	1,256,000	1,377,520
3.375%, 3/1/22	2,000,000	2,039,060
Charter Communications Operating LLC
3.579%, 7/23/20	1,165,000	1,197,387
4.464%, 7/23/22	1,850,000	1,950,825
4.908%, 7/23/25	3,850,000	4,061,365
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	82,829
Comcast Corp.
5.700%, 7/1/19	1,289,000	1,396,395
5.150%, 3/1/20	2,806,000	3,051,293
1.625%, 1/15/22	750,000	719,566
3.125%, 7/15/22	1,050,000	1,072,671
2.850%, 1/15/23	2,150,000	2,155,894
2.750%, 3/1/23	1,500,000	1,493,353
3.000%, 2/1/24	750,000	747,867
3.600%, 3/1/24	2,000,000	2,065,805
3.150%, 3/1/26	2,000,000	1,966,222
Discovery Communications LLC
4.375%, 6/15/21	62,000	65,002
3.300%, 5/15/22	500,000	496,991
3.250%, 4/1/23	1,000,000	976,678
4.900%, 3/11/26	500,000	520,274
Grupo Televisa SAB
6.000%, 5/15/18(x)	600,000	623,802
Historic TW, Inc.
6.875%, 6/15/18	62,000	65,686
NBCUniversal Media LLC
5.150%, 4/30/20	1,983,000	2,164,282
4.375%, 4/1/21	1,971,000	2,115,893
2.875%, 1/15/23	156,000	156,129
Omnicom Group, Inc.
6.250%, 7/15/19	673,000	734,278
4.450%, 8/15/20	1,280,000	1,364,856
3.625%, 5/1/22	1,281,000	1,324,647
3.650%, 11/1/24	750,000	758,059
RELX Capital, Inc.
8.625%, 1/15/19	1,691,000	1,876,512
Scripps Networks Interactive, Inc.
2.750%, 11/15/19	500,000	505,587
2.800%, 6/15/20	500,000	504,636
3.500%, 6/15/22	500,000	509,541
3.900%, 11/15/24	800,000	811,284
3.950%, 6/15/25	500,000	503,099
Time Warner Cable LLC
6.750%, 7/1/18	2,500,000	2,637,000
8.750%, 2/14/19	1,000,000	1,117,500
8.250%, 4/1/19	1,846,000	2,051,090
5.000%, 2/1/20	1,061,000	1,127,976
4.000%, 9/1/21	1,500,000	1,551,750
Time Warner, Inc.
4.875%, 3/15/20	2,700,000	2,888,156
4.700%, 1/15/21	1,812,000	1,936,893
3.400%, 6/15/22	500,000	507,158
4.050%, 12/15/23	1,250,000	1,293,156
3.550%, 6/1/24	2,000,000	2,002,658
3.800%, 2/15/27	1,000,000	988,895
Viacom, Inc.
5.625%, 9/15/19	1,641,000	1,761,114
3.875%, 12/15/21	125,000	129,362
2.250%, 2/4/22	250,000	239,649
3.125%, 6/15/22	500,000	494,914
3.250%, 3/15/23	1,000,000	972,371
4.250%, 9/1/23	1,100,000	1,127,443
3.450%, 10/4/26	750,000	712,027
Walt Disney Co. (The)
1.500%, 9/17/18(x)	355,000	355,285
5.500%, 3/15/19	500,000	537,053
1.850%, 5/30/19	1,000,000	1,003,680
0.875%, 7/12/19	285,000	279,707
1.950%, 3/4/20	465,000	466,030
2.150%, 9/17/20	500,000	501,520
3.750%, 6/1/21	181,000	191,749
2.750%, 8/16/21	1,000,000	1,018,970
2.550%, 2/15/22	2,000,000	2,014,049
2.450%, 3/4/22	535,000	536,141
2.350%, 12/1/22	650,000	641,465
3.150%, 9/17/25	500,000	508,575
1.850%, 7/30/26	465,000	420,049
WPP Finance 2010
4.750%, 11/21/21	160,000	172,876
3.750%, 9/19/24	1,000,000	1,013,579

		79,849,960

Multiline Retail (0.1%)
Dollar General Corp.
1.875%, 4/15/18	194,000	194,038
3.250%, 4/15/23	1,150,000	1,147,381
4.150%, 11/1/25	125,000	129,090
3.875%, 4/15/27	500,000	498,318
Kohl’s Corp.
4.750%, 12/15/23	800,000	818,485
4.250%, 7/17/25(x)	750,000	719,848
Macy’s Retail Holdings, Inc.
3.450%, 1/15/21(x)	500,000	499,342
3.875%, 1/15/22(x)	400,000	395,598
4.375%, 9/1/23	635,000	630,710
3.625%, 6/1/24(x)	1,000,000	962,372
Nordstrom, Inc.
4.750%, 5/1/20	584,000	618,401
4.000%, 10/15/21	600,000	625,090
4.000%, 3/15/27	210,000	209,085
Target Corp.
2.300%, 6/26/19	1,500,000	1,517,803
3.875%, 7/15/20	1,000,000	1,054,246
2.500%, 4/15/26	2,000,000	1,864,694

		11,884,501

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	160,000	168,992
4.500%, 12/1/23	1,000,000	1,048,436
AutoNation, Inc.
3.350%, 1/15/21	375,000	379,239
4.500%, 10/1/25	215,000	222,038
AutoZone, Inc.
4.000%, 11/15/20	1,956,000	2,051,158
3.700%, 4/15/22	350,000	362,435
3.250%, 4/15/25	333,000	324,507
3.125%, 4/21/26	125,000	119,145
Bed Bath & Beyond, Inc.
3.749%, 8/1/24(x)	350,000	347,581
Home Depot, Inc. (The)
2.250%, 9/10/18	742,000	750,944
2.000%, 6/15/19	1,000,000	1,013,682
2.000%, 4/1/21	1,500,000	1,489,225
4.400%, 4/1/21	650,000	704,856
2.625%, 6/1/22	1,750,000	1,764,403
2.700%, 4/1/23	800,000	806,309
3.750%, 2/15/24	1,000,000	1,058,679
3.350%, 9/15/25	490,000	501,482
3.000%, 4/1/26	750,000	748,348
2.125%, 9/15/26(x)	625,000	577,634
Lowe’s Cos., Inc.
1.150%, 4/15/19	300,000	298,933

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
4.625%, 4/15/20	$1,089,000	$1,164,942
3.120%, 4/15/22	750,000	773,013
3.875%, 9/15/23	1,000,000	1,060,063
3.125%, 9/15/24	500,000	509,734
3.375%, 9/15/25	510,000	520,771
2.500%, 4/15/26	750,000	711,841
O’Reilly Automotive, Inc.
4.875%, 1/14/21	285,000	307,358
4.625%, 9/15/21	300,000	321,456
3.800%, 9/1/22	300,000	310,308
3.850%, 6/15/23	250,000	258,822
3.550%, 3/15/26	500,000	498,261
Signet UK Finance plc
4.700%, 6/15/24	500,000	481,716
Staples, Inc.
4.375%, 1/12/23(x)	100,000	101,716
TJX Cos., Inc. (The)
2.750%, 6/15/21	750,000	762,392
2.500%, 5/15/23	450,000	441,658
2.250%, 9/15/26	500,000	458,620

		23,420,697

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.900%, 4/1/22	600,000	606,892
3.700%, 4/1/27	600,000	612,912
Coach, Inc.
4.250%, 4/1/25	500,000	503,490
NIKE, Inc.
2.250%, 5/1/23	450,000	439,021
2.375%, 11/1/26	1,000,000	936,201
Ralph Lauren Corp.
2.125%, 9/26/18	300,000	302,076
2.625%, 8/18/20	400,000	403,023

		3,803,615

Total Consumer Discretionary		166,968,059

Consumer Staples (2.3%)
Beverages (1.0%)
Anheuser-Busch Cos. LLC
5.000%, 3/1/19	62,000	65,546
Anheuser-Busch InBev Finance, Inc.
1.900%, 2/1/19	2,975,000	2,977,313
2.650%, 2/1/21	6,125,000	6,161,061
2.625%, 1/17/23	2,356,000	2,315,656
3.300%, 2/1/23	3,975,000	4,043,291
3.700%, 2/1/24	2,500,000	2,576,694
3.650%, 2/1/26	9,000,000	9,073,908
Anheuser-Busch InBev Worldwide, Inc.
2.200%, 8/1/18	1,000,000	1,005,345
7.750%, 1/15/19	3,300,000	3,628,397
5.375%, 1/15/20	2,181,000	2,367,232
4.375%, 2/15/21	1,158,000	1,235,222
3.750%, 1/15/22	2,000,000	2,093,655
2.500%, 7/15/22	1,300,000	1,284,145
Beam Suntory, Inc.
3.250%, 5/15/22	250,000	249,755
Coca-Cola Bottling Co. Consolidated
3.800%, 11/25/25	250,000	254,965
Coca-Cola Co. (The)
1.150%, 4/1/18	500,000	499,107
1.375%, 5/30/19	1,000,000	995,354
1.875%, 10/27/20	750,000	748,390
2.450%, 11/1/20	1,000,000	1,017,492
3.150%, 11/15/20	1,001,000	1,042,696
1.550%, 9/1/21	750,000	730,955
3.300%, 9/1/21	1,000,000	1,047,834
2.500%, 4/1/23	1,000,000	996,411
3.200%, 11/1/23	2,650,000	2,720,110
2.875%, 10/27/25	850,000	840,386
2.550%, 6/1/26	500,000	480,574
2.250%, 9/1/26	1,000,000	934,424
Coca-Cola European Partners US LLC
3.500%, 9/15/20	150,000	155,115
Coca-Cola Femsa SAB de CV
2.375%, 11/26/18	1,450,000	1,456,617
3.875%, 11/26/23	500,000	512,572
Constellation Brands, Inc.
3.875%, 11/15/19(x)	315,000	327,847
3.750%, 5/1/21	395,000	407,818
6.000%, 5/1/22(x)	475,000	539,035
4.250%, 5/1/23	1,470,000	1,549,026
3.700%, 12/6/26	750,000	748,855
Diageo Capital plc
1.125%, 4/29/18	1,250,000	1,244,039
2.625%, 4/29/23	1,500,000	1,488,023
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	1,014,487
Dr Pepper Snapple Group, Inc.
3.130%, 12/15/23	500,000	500,036
3.400%, 11/15/25	1,250,000	1,253,813
2.550%, 9/15/26	200,000	185,967
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	150,000	144,393
Molson Coors Brewing Co.
1.900%, 3/15/19(b)§	400,000	399,600
1.450%, 7/15/19	405,000	399,661
2.250%, 3/15/20(b)§	400,000	400,054
2.100%, 7/15/21	500,000	488,501
3.500%, 5/1/22(x)	500,000	515,615
3.000%, 7/15/26	680,000	644,258
PepsiCo, Inc.
5.000%, 6/1/18	156,000	162,427
2.250%, 1/7/19	1,000,000	1,011,822
1.500%, 2/22/19	275,000	274,606
1.350%, 10/4/19	545,000	539,507
4.500%, 1/15/20	2,700,000	2,896,607
2.150%, 10/14/20	750,000	752,506
3.125%, 11/1/20	250,000	259,114
1.700%, 10/6/21	1,250,000	1,216,281
2.750%, 3/5/22	1,750,000	1,767,908
3.100%, 7/17/22	750,000	768,591
2.750%, 3/1/23	1,000,000	1,003,020
3.600%, 3/1/24	1,000,000	1,053,902
3.500%, 7/17/25	750,000	775,096
2.850%, 2/24/26	300,000	294,372
2.375%, 10/6/26	670,000	632,195

		79,169,204

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
1.700%, 12/15/19	1,000,000	999,212
CVS Health Corp.
1.900%, 7/20/18	1,000,000	1,001,884
2.250%, 12/5/18	694,000	698,316
2.250%, 8/12/19	1,500,000	1,509,091
2.800%, 7/20/20	2,000,000	2,031,063
2.125%, 6/1/21	1,000,000	978,511
3.500%, 7/20/22	1,650,000	1,700,178
2.750%, 12/1/22	2,000,000	1,973,354
4.000%, 12/5/23	1,100,000	1,154,882
3.875%, 7/20/25	2,400,000	2,471,870

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
2.875%, 6/1/26	$1,500,000	$1,428,444
Kroger Co. (The)
2.000%, 1/15/19	125,000	124,980
1.500%, 9/30/19	380,000	373,951
6.150%, 1/15/20	1,602,000	1,766,534
3.300%, 1/15/21	100,000	102,247
2.600%, 2/1/21	250,000	249,191
2.950%, 11/1/21	960,000	964,787
3.400%, 4/15/22	350,000	358,217
3.850%, 8/1/23	1,250,000	1,295,269
4.000%, 2/1/24	190,000	197,760
2.650%, 10/15/26	600,000	552,575
Sysco Corp.
1.900%, 4/1/19	435,000	434,341
2.600%, 10/1/20	500,000	503,974
2.500%, 7/15/21	715,000	711,788
3.300%, 7/15/26	1,000,000	975,256
Walgreen Co.
3.100%, 9/15/22	1,281,000	1,285,330
Walgreens Boots Alliance, Inc.
1.750%, 5/30/18	535,000	535,433
2.700%, 11/18/19	1,000,000	1,013,046
2.600%, 6/1/21	795,000	795,922
3.300%, 11/18/21	940,000	963,112
3.100%, 6/1/23	430,000	428,284
3.800%, 11/18/24	2,000,000	2,032,065
3.450%, 6/1/26	1,500,000	1,462,667
Wal-Mart Stores, Inc.
1.125%, 4/11/18	1,625,000	1,622,237
4.125%, 2/1/19	1,750,000	1,831,013
3.625%, 7/8/20	187,000	196,743
3.250%, 10/25/20	2,037,000	2,122,063
2.550%, 4/11/23	1,650,000	1,643,669
3.300%, 4/22/24	2,000,000	2,072,285
Whole Foods Market, Inc.
5.200%, 12/3/25	500,000	530,502

		43,092,046

Food Products (0.4%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21	250,000	270,410
2.500%, 8/11/26	500,000	475,037
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	565,000	640,430
3.500%, 11/24/20(x)	625,000	641,405
3.250%, 8/15/26	215,000	207,050
Campbell Soup Co.
4.500%, 2/15/19	521,000	544,721
4.250%, 4/15/21	100,000	106,204
2.500%, 8/2/22	363,000	356,563
3.300%, 3/19/25	450,000	451,407
Conagra Brands, Inc.
3.200%, 1/25/23	1,805,000	1,801,936
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	516,248
General Mills, Inc.
5.650%, 2/15/19	1,202,000	1,283,520
2.200%, 10/21/19	1,000,000	1,004,955
3.150%, 12/15/21	1,000,000	1,021,898
Hershey Co. (The)
1.600%, 8/21/18	160,000	160,507
4.125%, 12/1/20	500,000	531,780
3.200%, 8/21/25	300,000	304,748
2.300%, 8/15/26	500,000	469,010
Ingredion, Inc.
4.625%, 11/1/20	269,000	288,889
3.200%, 10/1/26	200,000	195,377
JM Smucker Co. (The)
3.500%, 10/15/21	750,000	775,750
3.500%, 3/15/25	720,000	730,277
Kellogg Co.
3.250%, 5/21/18	290,000	295,011
4.150%, 11/15/19	500,000	525,539
4.000%, 12/15/20	542,000	572,617
3.125%, 5/17/22	500,000	505,775
2.650%, 12/1/23	1,100,000	1,074,843
Kraft Heinz Foods Co.
2.000%, 7/2/18	415,000	415,799
6.125%, 8/23/18	1,250,000	1,320,085
5.375%, 2/10/20	1,163,000	1,259,570
2.800%, 7/2/20	900,000	910,257
3.500%, 6/6/22	1,700,000	1,735,798
3.500%, 7/15/22	900,000	919,423
3.950%, 7/15/25	1,100,000	1,112,900
3.000%, 6/1/26	1,925,000	1,803,117
Mead Johnson Nutrition Co.
4.900%, 11/1/19	804,000	861,806
3.000%, 11/15/20	310,000	317,152
4.125%, 11/15/25	610,000	641,128
Tyson Foods, Inc.
2.650%, 8/15/19	1,750,000	1,767,779
4.500%, 6/15/22	1,375,000	1,464,615
Unilever Capital Corp.
4.800%, 2/15/19	1,296,000	1,374,232
2.200%, 3/6/19	500,000	504,339
2.100%, 7/30/20	400,000	399,977
4.250%, 2/10/21	350,000	374,348
1.375%, 7/28/21	295,000	281,493
3.100%, 7/30/25	300,000	297,903
2.000%, 7/28/26	250,000	226,240

		33,739,868

Household Products (0.1%)
Church & Dwight Co., Inc.
2.450%, 12/15/19	500,000	504,480
Clorox Co. (The)
3.800%, 11/15/21	500,000	524,954
3.050%, 9/15/22	610,000	618,617
3.500%, 12/15/24	500,000	514,969
Colgate-Palmolive Co.
1.500%, 11/1/18	500,000	500,677
2.300%, 5/3/22	1,000,000	997,387
2.100%, 5/1/23	1,000,000	973,832
3.250%, 3/15/24	500,000	516,302
Kimberly-Clark Corp.
7.500%, 11/1/18	800,000	873,272
1.400%, 2/15/19	180,000	179,139
1.900%, 5/22/19	500,000	501,603
3.050%, 8/15/25	300,000	299,260
2.750%, 2/15/26	250,000	243,428
Procter & Gamble Co. (The)
1.600%, 11/15/18	900,000	902,882
1.700%, 11/3/21	500,000	490,103
3.100%, 8/15/23	2,625,000	2,707,567
2.450%, 11/3/26(x)	500,000	477,107

		11,825,579

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
1.800%, 2/7/20	355,000	355,299
1.700%, 5/10/21	300,000	292,804
3.150%, 3/15/27	500,000	499,317

		1,147,420

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	913,000	1,023,345
9.250%, 8/6/19	1,437,000	1,668,602
2.625%, 1/14/20	1,500,000	1,518,144
4.750%, 5/5/21	950,000	1,026,873

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
2.850%, 8/9/22	$1,700,000	$1,703,100
2.950%, 5/2/23	156,000	154,815
2.625%, 9/16/26	430,000	405,775
Philip Morris International, Inc.
5.650%, 5/16/18	2,689,000	2,812,426
1.875%, 1/15/19	600,000	600,902
1.625%, 2/21/19	500,000	498,503
2.000%, 2/21/20	500,000	497,958
4.500%, 3/26/20	1,000,000	1,066,626
4.125%, 5/17/21	300,000	318,984
2.625%, 2/18/22	375,000	374,418
2.500%, 8/22/22	1,000,000	984,161
2.625%, 3/6/23	1,150,000	1,127,515
2.125%, 5/10/23	625,000	594,274
3.600%, 11/15/23	600,000	618,638
3.250%, 11/10/24	500,000	501,927
3.375%, 8/11/25	250,000	252,395
Reynolds American, Inc.
2.300%, 6/12/18	190,000	191,025
8.125%, 6/23/19	572,000	644,341
6.875%, 5/1/20	1,266,000	1,427,323
3.250%, 6/12/20	162,000	166,250
4.000%, 6/12/22	600,000	628,587
4.850%, 9/15/23	1,500,000	1,621,100
4.450%, 6/12/25	2,035,000	2,140,640

		24,568,647

Total Consumer Staples		193,542,764

Energy (2.9%)
Energy Equipment & Services (0.1%)
Baker Hughes, Inc.
3.200%, 8/15/21	286,000	294,455
Halliburton Co.
2.000%, 8/1/18(x)	250,000	250,754
3.250%, 11/15/21	350,000	356,714
3.500%, 8/1/23	800,000	815,672
3.800%, 11/15/25	1,562,000	1,582,766
Helmerich & Payne International Drilling Co.
4.650%, 3/15/25	300,000	314,060
Nabors Industries, Inc.
9.250%, 1/15/19	1,300,000	1,443,000
5.000%, 9/15/20	700,000	723,170
4.625%, 9/15/21	156,000	157,560
5.500%, 1/15/23§	125,000	127,813
National Oilwell Varco, Inc.
2.600%, 12/1/22	687,000	656,451
Oceaneering International, Inc.
4.650%, 11/15/24	500,000	504,561
Schlumberger Investment SA
3.650%, 12/1/23	1,500,000	1,558,265
TechnipFMC plc
3.450%, 10/1/22(b)§	400,000	396,622

		9,181,863

Oil, Gas & Consumable Fuels (2.8%)
Anadarko Petroleum Corp.
8.700%, 3/15/19	927,000	1,039,630
4.850%, 3/15/21(x)	475,000	506,778
3.450%, 7/15/24	800,000	778,400
5.550%, 3/15/26(x)	1,250,000	1,385,250
Apache Corp.
3.625%, 2/1/21	1,000,000	1,028,449
3.250%, 4/15/22	362,000	362,837
Boardwalk Pipelines LP
5.750%, 9/15/19	739,000	793,811
4.950%, 12/15/24	500,000	526,546
5.950%, 6/1/26	250,000	277,209
BP Capital Markets plc
1.375%, 5/10/18	1,519,000	1,514,054
2.241%, 9/26/18	1,500,000	1,509,169
4.750%, 3/10/19	1,121,000	1,180,434
1.676%, 5/3/19	385,000	383,109
2.237%, 5/10/19	100,000	100,404
2.521%, 1/15/20	880,000	889,501
2.315%, 2/13/20	1,000,000	1,005,114
4.500%, 10/1/20	1,637,000	1,754,107
4.742%, 3/11/21	1,000,000	1,082,768
2.112%, 9/16/21	650,000	635,476
3.561%, 11/1/21(x)	1,500,000	1,561,653
3.245%, 5/6/22	1,375,000	1,402,760
2.500%, 11/6/22	1,500,000	1,466,178
2.750%, 5/10/23	1,000,000	986,590
3.994%, 9/26/23	500,000	522,982
3.216%, 11/28/23	500,000	501,058
3.814%, 2/10/24	1,150,000	1,187,403
3.224%, 4/14/24	1,500,000	1,500,767
3.535%, 11/4/24	1,150,000	1,164,811
3.119%, 5/4/26	500,000	488,568
Buckeye Partners LP
4.875%, 2/1/21	1,420,000	1,511,923
Canadian Natural Resources Ltd.
3.800%, 4/15/24	64,000	64,467
Cenovus Energy, Inc.
5.700%, 10/15/19	1,060,000	1,140,772
3.000%, 8/15/22	765,000	754,061
Chevron Corp.
1.718%, 6/24/18	2,000,000	2,006,328
1.790%, 11/16/18	750,000	752,801
4.950%, 3/3/19	1,346,000	1,430,171
1.561%, 5/16/19	1,500,000	1,495,864
2.193%, 11/15/19	715,000	720,815
1.961%, 3/3/20	1,500,000	1,501,145
2.427%, 6/24/20	2,250,000	2,277,155
2.419%, 11/17/20	750,000	757,199
2.100%, 5/16/21	1,500,000	1,490,707
2.411%, 3/3/22	500,000	499,637
2.355%, 12/5/22	1,800,000	1,763,879
2.566%, 5/16/23	1,250,000	1,237,558
3.191%, 6/24/23	1,425,000	1,457,417
3.326%, 11/17/25	1,000,000	1,013,376
2.954%, 5/16/26	1,500,000	1,472,487
Cimarex Energy Co.
4.375%, 6/1/24	1,000,000	1,041,644
CNOOC Finance 2013 Ltd.
1.750%, 5/9/18	254,000	253,111
3.000%, 5/9/23	2,450,000	2,392,785
CNOOC Finance 2015 Australia Pty. Ltd.
2.625%, 5/5/20	1,000,000	996,848
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	1,600,000	1,582,577
CNOOC Nexen Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,146,611
Columbia Pipeline Group, Inc.
2.450%, 6/1/18	175,000	175,854
3.300%, 6/1/20	250,000	254,765
4.500%, 6/1/25	400,000	421,280
ConocoPhillips
5.750%, 2/1/19	2,166,000	2,318,944
6.000%, 1/15/20	1,000,000	1,105,692
ConocoPhillips Co.
2.200%, 5/15/20	430,000	431,020
4.200%, 3/15/21	750,000	794,192
2.400%, 12/15/22	1,806,000	1,762,957
3.350%, 11/15/24	250,000	250,616

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.350%, 5/15/25	$715,000	$714,660
4.950%, 3/15/26	750,000	833,570
Devon Energy Corp.
4.000%, 7/15/21	837,000	861,587
3.250%, 5/15/22(x)	750,000	739,687
5.850%, 12/15/25(x)	500,000	572,500
Ecopetrol SA
4.250%, 9/18/18	1,000,000	1,027,500
7.625%, 7/23/19	1,859,000	2,063,490
5.875%, 9/18/23	1,000,000	1,082,250
4.125%, 1/16/25	1,000,000	965,000
Enable Midstream Partners LP
2.400%, 5/15/19	750,000	744,286
3.900%, 5/15/24	750,000	734,589
Enbridge Energy Partners LP
9.875%, 3/1/19	500,000	569,814
5.200%, 3/15/20	1,081,000	1,157,980
4.200%, 9/15/21	500,000	522,914
Enbridge, Inc.
3.500%, 6/10/24	1,000,000	984,977
4.250%, 12/1/26	500,000	511,630
Encana Corp.
6.500%, 5/15/19	500,000	539,687
3.900%, 11/15/21(x)	500,000	509,688
Energy Transfer Partners LP
2.500%, 6/15/18	675,000	678,727
6.700%, 7/1/18	844,000	891,770
9.700%, 3/15/19	346,000	394,350
9.000%, 4/15/19	1,000,000	1,129,260
4.150%, 10/1/20	800,000	830,020
4.650%, 6/1/21	1,500,000	1,575,435
5.200%, 2/1/22	1,000,000	1,071,271
3.600%, 2/1/23	1,150,000	1,146,113
4.050%, 3/15/25	2,000,000	1,972,659
4.750%, 1/15/26(x)	1,250,000	1,289,937
EnLink Midstream Partners LP
4.850%, 7/15/26	450,000	463,230
Enterprise Products Operating LLC
6.650%, 4/15/18	2,000,000	2,096,531
2.550%, 10/15/19	750,000	757,637
5.250%, 1/31/20	200,000	216,269
5.200%, 9/1/20	1,500,000	1,633,279
2.850%, 4/15/21	1,055,000	1,062,798
4.050%, 2/15/22	500,000	526,360
3.350%, 3/15/23	1,356,000	1,371,979
3.750%, 2/15/25	1,415,000	1,409,797
EOG Resources, Inc.
5.625%, 6/1/19	1,094,000	1,174,819
4.100%, 2/1/21	1,625,000	1,711,049
3.150%, 4/1/25	2,000,000	1,953,336
4.150%, 1/15/26	500,000	521,799
EQT Corp.
6.500%, 4/1/18	500,000	521,587
8.125%, 6/1/19	1,027,000	1,145,666
4.875%, 11/15/21	156,000	167,930
EQT Midstream Partners LP
4.000%, 8/1/24	415,000	412,666
Exxon Mobil Corp.
1.708%, 3/1/19	1,000,000	1,001,673
1.819%, 3/15/19	1,500,000	1,505,239
1.912%, 3/6/20	1,000,000	1,000,512
2.222%, 3/1/21	1,480,000	1,482,871
2.397%, 3/6/22	250,000	249,427
2.726%, 3/1/23	1,680,000	1,683,680
3.176%, 3/15/24	2,000,000	2,027,776
2.709%, 3/6/25	1,000,000	978,727
3.043%, 3/1/26	2,025,000	2,024,713
HollyFrontier Corp.
5.875%, 4/1/26(x)	250,000	265,935
Husky Energy, Inc.
7.250%, 12/15/19	295,000	332,905
3.950%, 4/15/22	2,000,000	2,078,801
4.000%, 4/15/24	125,000	126,885
Kinder Morgan Energy Partners LP
2.650%, 2/1/19	500,000	504,789
9.000%, 2/1/19	793,000	888,484
6.850%, 2/15/20	1,061,000	1,184,290
6.500%, 4/1/20	375,000	416,002
5.300%, 9/15/20	202,000	218,056
3.500%, 3/1/21	2,040,000	2,073,591
5.800%, 3/1/21	1,000,000	1,100,448
4.150%, 3/1/22	500,000	517,397
3.950%, 9/1/22	3,750,000	3,833,955
3.450%, 2/15/23	500,000	496,568
3.500%, 9/1/23	100,000	98,488
4.250%, 9/1/24	750,000	759,091
Magellan Midstream Partners LP
6.550%, 7/15/19	287,000	314,768
4.250%, 2/1/21	624,000	659,494
5.000%, 3/1/26	250,000	277,188
Marathon Oil Corp.
2.700%, 6/1/20	750,000	743,906
2.800%, 11/1/22	875,000	839,453
3.850%, 6/1/25(x)	750,000	735,375
Marathon Petroleum Corp.
2.700%, 12/14/18	1,000,000	1,010,447
3.400%, 12/15/20	1,000,000	1,021,355
5.125%, 3/1/21	391,000	422,446
MPLX LP
4.875%, 12/1/24	1,000,000	1,048,661
4.000%, 2/15/25	300,000	296,670
4.875%, 6/1/25	1,500,000	1,569,608
4.125%, 3/1/27	1,335,000	1,327,626
Nexen Energy ULC
6.200%, 7/30/19	500,000	542,000
Noble Energy, Inc.
8.250%, 3/1/19	998,000	1,111,834
4.150%, 12/15/21	156,000	163,042
3.900%, 11/15/24	1,500,000	1,520,163
Occidental Petroleum Corp.
4.100%, 2/1/21	1,000,000	1,062,245
3.125%, 2/15/22	1,500,000	1,531,198
2.600%, 4/15/22	900,000	895,116
2.700%, 2/15/23	1,156,000	1,141,730
3.400%, 4/15/26	355,000	353,863
ONEOK Partners LP
3.200%, 9/15/18	1,500,000	1,525,040
8.625%, 3/1/19	1,602,000	1,785,396
3.375%, 10/1/22	150,000	149,111
5.000%, 9/15/23	1,000,000	1,067,435
Phillips 66
4.300%, 4/1/22	2,250,000	2,386,616
Phillips 66 Partners LP
3.605%, 2/15/25	1,000,000	979,069
3.550%, 10/1/26	300,000	287,446
Pioneer Natural Resources Co.
7.500%, 1/15/20	250,000	283,208
3.450%, 1/15/21	500,000	513,689
4.450%, 1/15/26(x)	1,250,000	1,322,678
Plains All American Pipeline LP
6.500%, 5/1/18(x)	477,000	500,027
8.750%, 5/1/19	404,000	456,179
2.600%, 12/15/19	1,575,000	1,573,404
5.000%, 2/1/21	1,000,000	1,075,596
3.850%, 10/15/23	250,000	250,373

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.600%, 11/1/24	$1,250,000	$1,207,995
4.500%, 12/15/26	500,000	509,740
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	3,615,000	3,895,162
5.750%, 5/15/24	2,215,000	2,412,800
5.625%, 3/1/25	2,215,000	2,390,428
Sasol Financing International Ltd.
4.500%, 11/14/22	750,000	758,625
Spectra Energy Capital LLC
6.200%, 4/15/18	984,000	1,025,951
8.000%, 10/1/19	345,000	388,923
3.300%, 3/15/23	500,000	490,732
Spectra Energy Partners LP
2.950%, 9/25/18	1,400,000	1,420,318
3.500%, 3/15/25	1,000,000	974,769
3.375%, 10/15/26	315,000	300,274
Statoil ASA
1.150%, 5/15/18	1,000,000	994,723
5.250%, 4/15/19	1,006,000	1,072,155
2.250%, 11/8/19	1,000,000	1,005,452
2.900%, 11/8/20	1,170,000	1,194,266
2.750%, 11/10/21	1,000,000	1,006,384
3.150%, 1/23/22	1,000,000	1,021,756
2.450%, 1/17/23	500,000	490,205
2.650%, 1/15/24	500,000	491,401
3.700%, 3/1/24	1,000,000	1,039,085
3.250%, 11/10/24	600,000	605,141
Suncor Energy, Inc.
6.100%, 6/1/18	1,925,000	2,026,079
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	250,000	264,141
3.450%, 1/15/23	750,000	747,280
4.250%, 4/1/24	1,000,000	1,009,699
5.950%, 12/1/25	250,000	279,902
3.900%, 7/15/26	500,000	487,181
TC PipeLines LP
4.375%, 3/13/25	1,000,000	1,009,237
Total Capital Canada Ltd.
2.750%, 7/15/23	1,000,000	986,588
Total Capital International SA
2.125%, 1/10/19	1,000,000	1,006,428
2.100%, 6/19/19(x)	1,000,000	1,006,073
2.875%, 2/17/22	250,000	252,019
2.700%, 1/25/23	1,187,000	1,175,511
3.750%, 4/10/24	2,000,000	2,075,164
Total Capital SA
2.125%, 8/10/18	1,000,000	1,007,245
4.450%, 6/24/20	825,000	884,013
4.125%, 1/28/21	1,100,000	1,170,772
4.250%, 12/15/21	500,000	536,943
TransCanada PipeLines Ltd.
3.125%, 1/15/19	100,000	101,833
7.125%, 1/15/19	1,293,000	1,406,577
3.800%, 10/1/20	1,298,000	1,360,630
2.500%, 8/1/22	850,000	836,173
4.875%, 1/15/26	550,000	611,236
Valero Energy Corp.
9.375%, 3/15/19	554,000	631,207
6.125%, 2/1/20	1,154,000	1,275,551
3.650%, 3/15/25	600,000	594,512
3.400%, 9/15/26	350,000	333,230
Valero Energy Partners LP
4.375%, 12/15/26	215,000	218,191
Western Gas Partners LP
4.000%, 7/1/22	500,000	512,188
3.950%, 6/1/25	1,400,000	1,379,875
4.650%, 7/1/26	250,000	257,031
Williams Partners LP
5.250%, 3/15/20	1,000,000	1,076,153
4.125%, 11/15/20	250,000	262,852
4.000%, 11/15/21	750,000	775,858
3.600%, 3/15/22	1,500,000	1,517,433
3.350%, 8/15/22	1,200,000	1,194,341
4.500%, 11/15/23	1,000,000	1,043,128
4.300%, 3/4/24	3,000,000	3,088,122
4.000%, 9/15/25	2,500,000	2,508,361

		230,273,357

Total Energy		239,455,220

Financials (12.3%)
Banks (6.6%)
Agricultural Bank of China Ltd.
2.000%, 5/21/18	397,000	396,284
2.750%, 5/21/20	500,000	499,814
Australia & New Zealand Banking Group Ltd.
1.450%, 5/15/18	750,000	748,927
2.000%, 11/16/18	250,000	250,812
1.600%, 7/15/19	460,000	455,128
2.050%, 9/23/19	1,000,000	996,906
2.700%, 11/16/20	500,000	502,405
2.300%, 6/1/21	1,650,000	1,628,229
2.550%, 11/23/21	1,250,000	1,244,130
3.700%, 11/16/25(x)	1,000,000	1,039,149
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/20/20	1,000,000	1,011,419
Bancolombia SA
5.950%, 6/3/21	500,000	547,500
Bank of America Corp.
6.875%, 4/25/18	4,624,000	4,863,601
5.650%, 5/1/18	4,289,000	4,464,446
6.875%, 11/15/18	130,000	139,866
2.600%, 1/15/19	1,742,000	1,759,550
2.650%, 4/1/19	1,133,000	1,145,360
7.625%, 6/1/19	3,439,000	3,832,762
2.250%, 4/21/20	2,050,000	2,042,481
5.625%, 7/1/20	4,810,000	5,279,817
2.151%, 11/9/20	2,000,000	1,981,063
2.625%, 4/19/21	1,475,000	1,470,927
5.000%, 5/13/21	1,500,000	1,627,200
5.700%, 1/24/22	2,500,000	2,807,818
2.503%, 10/21/22	4,250,000	4,136,256
3.300%, 1/11/23	4,300,000	4,331,964
4.100%, 7/24/23	2,000,000	2,091,581
4.125%, 1/22/24	1,200,000	1,250,822
4.000%, 4/1/24	5,000,000	5,178,025
4.200%, 8/26/24	625,000	639,640
4.000%, 1/22/25	1,000,000	999,539
3.950%, 4/21/25	2,450,000	2,438,053
3.875%, 8/1/25	2,000,000	2,030,393
4.450%, 3/3/26	655,000	672,162
3.500%, 4/19/26	3,000,000	2,949,511
3.824%, 1/20/28(l)	1,000,000	1,000,954
Bank of America NA
1.750%, 6/5/18	1,000,000	1,001,051
2.050%, 12/7/18	2,500,000	2,513,016
Bank of Montreal
1.450%, 4/9/18	1,000,000	998,640
1.350%, 8/28/18	1,000,000	994,732
1.500%, 7/18/19	750,000	740,540
2.100%, 12/12/19	1,500,000	1,497,363
1.900%, 8/27/21	2,000,000	1,947,448
2.550%, 11/6/22	1,300,000	1,295,901

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Nova Scotia (The)
1.450%, 4/25/18	$1,150,000	$1,148,102
1.700%, 6/11/18	1,500,000	1,500,145
1.950%, 1/15/19	750,000	752,608
2.050%, 6/5/19	1,000,000	1,003,427
1.650%, 6/14/19	2,000,000	1,989,435
2.350%, 10/21/20	1,250,000	1,248,915
4.375%, 1/13/21	1,150,000	1,228,717
2.450%, 3/22/21	750,000	748,196
2.800%, 7/21/21	1,000,000	1,008,594
2.700%, 3/7/22	250,000	249,898
Barclays Bank plc
5.140%, 10/14/20	2,269,000	2,414,714
Barclays plc
2.750%, 11/8/19	2,250,000	2,264,898
2.875%, 6/8/20	2,500,000	2,521,327
3.250%, 1/12/21	500,000	504,140
3.200%, 8/10/21	750,000	750,851
3.684%, 1/10/23	560,000	559,482
3.650%, 3/16/25	1,750,000	1,697,667
4.375%, 1/12/26	1,500,000	1,517,169
5.200%, 5/12/26	2,000,000	2,052,936
BB&T Corp.
2.050%, 6/19/18	850,000	853,314
2.250%, 2/1/19	600,000	603,968
6.850%, 4/30/19	100,000	109,917
5.250%, 11/1/19	460,000	497,055
2.625%, 6/29/20	1,000,000	1,011,006
2.050%, 5/10/21	2,000,000	1,964,417
3.950%, 3/22/22	250,000	262,176
2.750%, 4/1/22	1,000,000	1,005,876
BNP Paribas SA
2.700%, 8/20/18	2,000,000	2,018,442
2.400%, 12/12/18	100,000	100,551
2.450%, 3/17/19(x)	1,700,000	1,711,094
5.000%, 1/15/21	2,000,000	2,159,244
3.250%, 3/3/23	650,000	654,671
4.250%, 10/15/24	1,000,000	1,008,289
Branch Banking & Trust Co.
2.300%, 10/15/18	1,000,000	1,006,626
1.450%, 5/10/19	775,000	765,859
2.100%, 1/15/20	1,000,000	1,000,912
2.625%, 1/15/22	1,250,000	1,251,835
3.625%, 9/16/25	2,000,000	2,040,678
3.800%, 10/30/26	300,000	311,672
Canadian Imperial Bank of Commerce
1.600%, 9/6/19	2,150,000	2,131,595
Capital One Bank USA NA
2.150%, 11/21/18	250,000	250,302
2.250%, 2/13/19	2,000,000	2,001,839
3.375%, 2/15/23	1,000,000	993,859
Capital One NA
2.350%, 8/17/18	500,000	503,212
2.350%, 1/31/20	2,750,000	2,745,605
2.950%, 7/23/21	1,000,000	1,007,763
2.250%, 9/13/21	2,000,000	1,955,834
Citibank NA
2.000%, 3/20/19	2,000,000	2,005,980
Citigroup, Inc.
1.700%, 4/27/18	1,000,000	998,017
1.750%, 5/1/18	1,156,000	1,155,030
2.150%, 7/30/18	2,720,000	2,729,635
2.500%, 9/26/18	3,000,000	3,026,112
2.050%, 12/7/18	3,000,000	3,004,378
2.050%, 6/7/19	1,250,000	1,248,928
2.450%, 1/10/20	2,000,000	2,008,150
2.400%, 2/18/20	2,000,000	2,003,061
2.650%, 10/26/20	4,250,000	4,277,472
2.700%, 3/30/21	1,150,000	1,153,103
2.350%, 8/2/21	1,000,000	984,096
2.900%, 12/8/21	2,000,000	2,003,758
4.500%, 1/14/22	200,000	214,292
4.050%, 7/30/22	150,000	156,088
3.375%, 3/1/23	1,150,000	1,154,208
3.500%, 5/15/23(x)	1,000,000	1,007,133
3.875%, 10/25/23	1,550,000	1,595,951
3.750%, 6/16/24	500,000	509,502
4.000%, 8/5/24	2,500,000	2,522,544
3.875%, 3/26/25	500,000	495,331
3.300%, 4/27/25	3,000,000	2,935,142
4.400%, 6/10/25	650,000	663,504
3.700%, 1/12/26	3,000,000	2,997,817
4.600%, 3/9/26	595,000	611,381
3.400%, 5/1/26	2,500,000	2,426,751
3.200%, 10/21/26	3,250,000	3,110,097
Citizens Bank NA
2.450%, 12/4/19	750,000	755,188
2.250%, 3/2/20	765,000	763,298
2.550%, 5/13/21	610,000	606,611
Citizens Financial Group, Inc.
2.375%, 7/28/21	355,000	349,906
4.300%, 12/3/25	750,000	772,037
Comerica Bank
2.500%, 6/2/20	1,250,000	1,254,215
4.000%, 7/27/25	250,000	249,002
Comerica, Inc.
2.125%, 5/23/19	400,000	399,885
Commonwealth Bank of Australia
2.500%, 9/20/18	1,000,000	1,010,534
1.750%, 11/2/18	585,000	584,431
2.250%, 3/13/19	1,000,000	1,005,877
2.050%, 3/15/19	1,000,000	1,002,043
2.300%, 9/6/19	1,000,000	1,006,410
2.300%, 3/12/20(x)	1,000,000	1,000,897
2.400%, 11/2/20	1,000,000	997,544
2.550%, 3/15/21	900,000	899,304
Compass Bank
3.875%, 4/10/25	1,000,000	981,026
Cooperatieve Rabobank UA
2.250%, 1/14/19	2,500,000	2,511,886
1.375%, 8/9/19	2,000,000	1,969,779
2.250%, 1/14/20	1,000,000	1,001,506
4.500%, 1/11/21	1,500,000	1,605,326
2.500%, 1/19/21	1,100,000	1,098,689
2.750%, 1/10/22(x)	595,000	597,488
3.875%, 2/8/22	2,812,000	2,966,216
3.950%, 11/9/22	1,000,000	1,022,589
4.625%, 12/1/23	1,000,000	1,053,346
3.375%, 5/21/25	1,000,000	1,009,233
4.375%, 8/4/25	500,000	511,498
3.750%, 7/21/26	815,000	793,365
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20	500,000	500,312
3.125%, 12/10/20	1,250,000	1,255,186
3.450%, 4/16/21	2,000,000	2,027,568
3.800%, 9/15/22	2,500,000	2,532,239
3.800%, 6/9/23	1,000,000	1,004,235
3.750%, 3/26/25	750,000	735,119
4.550%, 4/17/26	2,000,000	2,055,077
Discover Bank
2.600%, 11/13/18	1,000,000	1,009,772
7.000%, 4/15/20	1,200,000	1,337,250
3.100%, 6/4/20	500,000	510,150
3.200%, 8/9/21	350,000	354,735
4.200%, 8/8/23	550,000	572,089
3.450%, 7/27/26	840,000	805,582

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Fifth Third Bancorp
4.500%, 6/1/18	$1,000,000	$1,030,204
2.300%, 3/1/19	1,000,000	1,006,823
2.875%, 7/27/20	1,000,000	1,016,310
4.300%, 1/16/24	700,000	730,962
Fifth Third Bank
2.150%, 8/20/18	1,000,000	1,004,875
2.300%, 3/15/19	355,000	357,031
2.375%, 4/25/19	1,000,000	1,006,383
1.625%, 9/27/19	690,000	681,924
2.250%, 6/14/21	750,000	740,674
3.850%, 3/15/26	600,000	603,807
First Republic Bank
2.375%, 6/17/19	500,000	499,108
HSBC Bank USA NA
4.875%, 8/24/20	1,000,000	1,069,910
HSBC Holdings plc
3.400%, 3/8/21	2,250,000	2,298,244
5.100%, 4/5/21	2,700,000	2,926,801
2.950%, 5/25/21	1,750,000	1,753,871
2.650%, 1/5/22	2,500,000	2,460,956
4.875%, 1/14/22	750,000	811,945
4.000%, 3/30/22	1,650,000	1,722,084
3.262%, 3/13/23(l)	1,500,000	1,508,150
3.600%, 5/25/23	1,500,000	1,522,408
4.250%, 3/14/24	1,700,000	1,721,110
4.250%, 8/18/25	1,600,000	1,607,918
4.300%, 3/8/26	2,500,000	2,600,422
3.900%, 5/25/26	1,140,000	1,150,648
4.375%, 11/23/26	1,815,000	1,824,811
4.041%, 3/13/28(l)	1,250,000	1,263,250
Huntington Bancshares, Inc.
2.600%, 8/2/18	750,000	756,680
7.000%, 12/15/20(x)	80,000	91,531
2.300%, 1/14/22	2,800,000	2,726,996
Huntington National Bank (The)
2.200%, 11/6/18	1,000,000	1,003,060
2.200%, 4/1/19	500,000	500,864
2.375%, 3/10/20	345,000	346,429
Industrial & Commercial Bank of China Ltd.
2.157%, 11/13/18	750,000	748,289
3.231%, 11/13/19	700,000	713,674
2.905%, 11/13/20	750,000	751,088
2.635%, 5/26/21	350,000	345,220
2.452%, 10/20/21	1,150,000	1,123,539
ING Groep NV
3.150%, 3/29/22	1,250,000	1,251,295
3.950%, 3/29/27	1,250,000	1,252,450
Intesa Sanpaolo SpA
3.875%, 1/15/19	1,000,000	1,022,931
5.250%, 1/12/24	1,500,000	1,577,492
JPMorgan Chase & Co.
1.625%, 5/15/18	2,156,000	2,153,983
2.350%, 1/28/19	3,000,000	3,029,921
1.850%, 3/22/19	2,500,000	2,501,425
6.300%, 4/23/19	7,707,000	8,366,362
4.950%, 3/25/20	500,000	539,430
2.750%, 6/23/20	1,250,000	1,265,487
4.400%, 7/22/20	3,230,000	3,443,164
4.250%, 10/15/20	874,000	928,649
2.550%, 10/29/20	3,385,000	3,401,112
2.550%, 3/1/21	1,000,000	1,001,120
4.625%, 5/10/21	2,000,000	2,158,596
2.400%, 6/7/21	1,250,000	1,243,269
4.350%, 8/15/21	300,000	320,907
4.500%, 1/24/22	2,000,000	2,155,225
3.250%, 9/23/22	2,849,000	2,899,782
2.972%, 1/15/23	3,250,000	3,244,716
3.200%, 1/25/23	4,369,000	4,407,759
3.375%, 5/1/23	2,075,000	2,073,172
2.700%, 5/18/23	2,000,000	1,954,943
3.875%, 2/1/24	3,000,000	3,116,524
3.625%, 5/13/24	3,000,000	3,062,450
3.900%, 7/15/25	3,000,000	3,098,958
3.300%, 4/1/26	2,000,000	1,954,287
3.200%, 6/15/26	1,750,000	1,696,891
KeyBank NA
1.700%, 6/1/18	250,000	250,096
2.350%, 3/8/19	445,000	448,287
1.600%, 8/22/19	325,000	321,595
2.250%, 3/16/20	750,000	751,477
2.500%, 11/22/21	250,000	248,501
3.300%, 6/1/25	250,000	249,705
3.400%, 5/20/26	1,000,000	974,948
KeyCorp
2.900%, 9/15/20	1,175,000	1,192,911
5.100%, 3/24/21	1,375,000	1,500,920
Lloyds Bank plc
2.700%, 8/17/20	1,000,000	1,006,070
6.375%, 1/21/21	1,000,000	1,131,471
Lloyds Banking Group plc
3.100%, 7/6/21	375,000	377,680
3.000%, 1/11/22	1,365,000	1,355,999
4.582%, 12/10/25	1,000,000	1,009,334
4.650%, 3/24/26	1,750,000	1,782,853
3.750%, 1/11/27	1,385,000	1,357,564
Manufacturers & Traders Trust Co.
2.300%, 1/30/19	800,000	807,115
2.250%, 7/25/19	1,100,000	1,107,062
2.900%, 2/6/25	1,000,000	983,520
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21	1,805,000	1,820,427
2.190%, 9/13/21	1,350,000	1,317,981
2.998%, 2/22/22(x)	1,250,000	1,257,164
2.527%, 9/13/23	760,000	733,342
3.850%, 3/1/26	2,170,000	2,223,535
2.757%, 9/13/26	1,250,000	1,170,644
3.677%, 2/22/27	1,000,000	1,008,023
Mizuho Financial Group, Inc.
2.273%, 9/13/21	850,000	830,462
2.953%, 2/28/22	1,150,000	1,149,864
2.839%, 9/13/26	850,000	802,159
3.663%, 2/28/27	1,000,000	1,007,615
MUFG Americas Holdings Corp.
2.250%, 2/10/20	250,000	249,399
3.500%, 6/18/22	1,800,000	1,840,079
3.000%, 2/10/25	100,000	97,083
MUFG Union Bank NA
2.625%, 9/26/18	1,000,000	1,010,175
National Australia Bank Ltd.
2.300%, 7/25/18	1,250,000	1,259,424
1.375%, 7/12/19	1,000,000	984,387
2.250%, 1/10/20	1,000,000	1,000,345
2.625%, 1/14/21	750,000	752,581
1.875%, 7/12/21	1,000,000	970,074
2.800%, 1/10/22	1,000,000	1,005,067
3.000%, 1/20/23	1,350,000	1,350,655
3.375%, 1/14/26	750,000	754,466
2.500%, 7/12/26	1,500,000	1,399,747
National Bank of Canada
2.100%, 12/14/18	1,500,000	1,504,505
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	305,077
PNC Bank NA
1.600%, 6/1/18	500,000	499,694

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
1.850%, 7/20/18	$536,000	$537,205
1.800%, 11/5/18	250,000	250,228
1.700%, 12/7/18	1,500,000	1,500,670
2.200%, 1/28/19	1,500,000	1,510,616
1.950%, 3/4/19	1,500,000	1,503,536
1.450%, 7/29/19	445,000	439,941
2.300%, 6/1/20	500,000	501,116
2.600%, 7/21/20	750,000	758,115
2.450%, 11/5/20	250,000	251,009
2.150%, 4/29/21	1,250,000	1,235,843
2.550%, 12/9/21	1,050,000	1,046,834
2.625%, 2/17/22	1,250,000	1,247,492
2.950%, 1/30/23	250,000	250,502
3.800%, 7/25/23	1,000,000	1,038,674
3.300%, 10/30/24	1,000,000	1,015,218
2.950%, 2/23/25	250,000	246,684
3.250%, 6/1/25	500,000	501,903
PNC Financial Services Group, Inc. (The)
6.700%, 6/10/19	500,000	550,011
5.125%, 2/8/20	981,000	1,060,167
4.375%, 8/11/20	1,839,000	1,960,523
2.854%, 11/9/22(e)	2,000,000	1,996,117
3.900%, 4/29/24	500,000	518,717
Regions Bank
2.250%, 9/14/18	750,000	751,368
Regions Financial Corp.
3.200%, 2/8/21	675,000	686,280
Royal Bank of Canada
1.500%, 6/7/18	200,000	199,977
2.200%, 7/27/18	2,000,000	2,014,046
2.000%, 12/10/18	1,750,000	1,757,062
2.150%, 3/15/19	750,000	754,612
1.625%, 4/15/19	1,000,000	995,497
1.500%, 7/29/19	500,000	495,104
2.125%, 3/2/20	1,000,000	1,000,158
2.150%, 3/6/20	750,000	750,551
2.350%, 10/30/20	1,250,000	1,251,186
2.500%, 1/19/21	1,000,000	1,004,212
2.750%, 2/1/22	750,000	756,477
4.650%, 1/27/26	2,000,000	2,114,450
Royal Bank of Scotland Group plc
3.875%, 9/12/23	800,000	786,960
4.800%, 4/5/26	2,750,000	2,811,325
Santander Holdings USA, Inc.
2.700%, 5/24/19	750,000	753,430
3.700%, 3/28/22(b)§	990,000	994,955
4.500%, 7/17/25	1,500,000	1,521,010
Santander Issuances SAU
5.179%, 11/19/25	1,000,000	1,033,840
Santander UK Group Holdings plc
2.875%, 10/16/20	750,000	750,095
3.125%, 1/8/21	1,000,000	1,003,208
2.875%, 8/5/21	1,250,000	1,235,100
3.571%, 1/10/23	520,000	519,412
Santander UK plc
3.050%, 8/23/18	1,000,000	1,016,133
2.000%, 8/24/18	833,000	834,209
2.500%, 3/14/19	500,000	503,556
2.350%, 9/10/19	670,000	671,982
2.375%, 3/16/20	1,000,000	1,000,990
4.000%, 3/13/24	1,000,000	1,045,559
Skandinaviska Enskilda Banken AB
1.500%, 9/13/19	600,000	590,371
2.300%, 3/11/20	750,000	751,339
2.625%, 3/15/21	1,000,000	1,002,025
1.875%, 9/13/21	800,000	773,274
2.800%, 3/11/22(x)	750,000	750,654
Societe Generale SA
2.625%, 10/1/18	1,000,000	1,007,012
Sumitomo Mitsui Banking Corp.
2.500%, 7/19/18	250,000	251,745
1.950%, 7/23/18	500,000	499,986
1.762%, 10/19/18	585,000	582,603
2.450%, 1/10/19	800,000	804,497
1.966%, 1/11/19	1,000,000	999,177
2.050%, 1/18/19	750,000	749,464
2.250%, 7/11/19	750,000	749,961
2.450%, 1/16/20	500,000	500,450
2.650%, 7/23/20	750,000	752,181
2.450%, 10/20/20	800,000	795,335
3.200%, 7/18/22	750,000	757,809
3.000%, 1/18/23	1,000,000	996,870
3.950%, 1/10/24	2,250,000	2,356,455
3.400%, 7/11/24	1,000,000	1,015,753
3.650%, 7/23/25	750,000	770,586
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	1,250,000	1,259,605
2.442%, 10/19/21	1,000,000	982,859
2.846%, 1/11/22(x)	1,500,000	1,496,536
3.784%, 3/9/26	1,250,000	1,278,378
3.010%, 10/19/26	1,000,000	958,160
3.446%, 1/11/27	1,700,000	1,686,385
SunTrust Bank
2.250%, 1/31/20	500,000	500,287
3.300%, 5/15/26	1,000,000	970,705
SunTrust Banks, Inc.
2.350%, 11/1/18	350,000	352,205
2.500%, 5/1/19(x)	500,000	505,147
2.900%, 3/3/21	500,000	505,838
2.700%, 1/27/22	1,000,000	995,636
SVB Financial Group
5.375%, 9/15/20	160,000	172,400
Svenska Handelsbanken AB
2.500%, 1/25/19	3,000,000	3,032,536
1.500%, 9/6/19	1,000,000	985,181
2.450%, 3/30/21	1,145,000	1,142,049
1.875%, 9/7/21	505,000	490,129
Toronto-Dominion Bank (The)
1.400%, 4/30/18	1,000,000	998,554
1.750%, 7/23/18	1,000,000	1,001,257
1.450%, 9/6/18	3,500,000	3,486,681
2.625%, 9/10/18	1,000,000	1,012,913
1.950%, 1/22/19	1,500,000	1,505,432
2.125%, 7/2/19	1,000,000	1,002,789
2.250%, 11/5/19	1,000,000	1,006,213
2.500%, 12/14/20	1,000,000	1,007,474
2.125%, 4/7/21	1,500,000	1,486,539
3.625%, 9/15/31(l)	1,000,000	977,729
US Bancorp
2.350%, 1/29/21	1,000,000	1,001,750
4.125%, 5/24/21	1,000,000	1,067,973
3.000%, 3/15/22	750,000	764,123
2.950%, 7/15/22	1,600,000	1,615,628
3.700%, 1/30/24	500,000	521,755
3.600%, 9/11/24	1,000,000	1,030,786
3.100%, 4/27/26	1,415,000	1,391,466
2.375%, 7/22/26	2,000,000	1,868,722
US Bank NA
1.400%, 4/26/19	775,000	768,667
2.125%, 10/28/19	1,000,000	1,005,178
2.800%, 1/27/25	1,000,000	980,885
Wells Fargo & Co.
2.150%, 1/15/19	1,166,000	1,171,265
2.125%, 4/22/19	3,750,000	3,762,882
2.150%, 1/30/20	1,250,000	1,250,038

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
2.550%, 12/7/20	$1,715,000	$1,719,578
3.000%, 1/22/21	1,500,000	1,525,513
2.500%, 3/4/21	2,000,000	1,994,678
4.600%, 4/1/21	2,000,000	2,151,412
2.100%, 7/26/21	1,250,000	1,222,769
3.500%, 3/8/22	1,844,000	1,909,100
3.069%, 1/24/23	1,000,000	1,004,687
3.450%, 2/13/23	1,806,000	1,823,128
4.125%, 8/15/23	3,000,000	3,133,801
3.300%, 9/9/24	2,000,000	1,999,303
3.000%, 2/19/25	2,500,000	2,436,407
3.000%, 4/22/26	4,000,000	3,832,968
4.100%, 6/3/26	2,000,000	2,041,569
3.000%, 10/23/26	1,500,000	1,432,373
Wells Fargo Bank NA
1.800%, 11/28/18	1,500,000	1,501,453
1.750%, 5/24/19	1,250,000	1,246,641
2.150%, 12/6/19	1,500,000	1,502,950
Westpac Banking Corp.
1.550%, 5/25/18	450,000	449,592
4.625%, 6/1/18	62,000	63,850
1.950%, 11/23/18	750,000	751,078
2.250%, 1/17/19	600,000	603,556
1.650%, 5/13/19	750,000	744,404
1.600%, 8/19/19	1,500,000	1,483,051
4.875%, 11/19/19	1,800,000	1,923,760
2.150%, 3/6/20	1,000,000	997,414
2.300%, 5/26/20	1,000,000	999,876
2.600%, 11/23/20	1,500,000	1,511,261
2.100%, 5/13/21(x)	750,000	737,384
2.000%, 8/19/21	1,250,000	1,219,969
2.800%, 1/11/22(x)	2,250,000	2,262,999
2.850%, 5/13/26	750,000	723,345
2.700%, 8/19/26	1,750,000	1,664,434
3.350%, 3/8/27	1,250,000	1,243,508
4.322%, 11/23/31(l)	1,000,000	1,007,500

		550,576,760

Capital Markets (2.3%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	362,278
Ameriprise Financial, Inc.
7.300%, 6/28/19	861,000	957,669
5.300%, 3/15/20	156,000	169,774
4.000%, 10/15/23	150,000	158,261
3.700%, 10/15/24	750,000	769,441
2.875%, 9/15/26	500,000	476,420
Apollo Investment Corp.
5.250%, 3/3/25	350,000	346,275
Ares Capital Corp.
4.875%, 11/30/18	500,000	517,760
3.875%, 1/15/20	300,000	306,133
3.625%, 1/19/22	600,000	593,104
Bank of New York Mellon Corp. (The)
1.600%, 5/22/18	972,000	970,607
2.100%, 1/15/19	48,000	48,275
2.300%, 9/11/19	1,500,000	1,513,071
2.150%, 2/24/20	2,000,000	2,006,487
2.600%, 8/17/20	350,000	353,927
2.450%, 11/27/20	1,000,000	1,003,255
4.150%, 2/1/21	1,187,000	1,261,828
2.500%, 4/15/21	600,000	600,563
2.050%, 5/3/21	1,000,000	983,172
3.550%, 9/23/21	750,000	780,544
2.600%, 2/7/22	1,000,000	996,161
2.200%, 8/16/23	425,000	407,665
3.650%, 2/4/24	2,100,000	2,173,562
3.000%, 2/24/25	1,500,000	1,478,018
2.800%, 5/4/26	750,000	724,809
2.450%, 8/17/26	1,000,000	935,734
BlackRock, Inc.
5.000%, 12/10/19	973,000	1,053,280
4.250%, 5/24/21	1,000,000	1,070,032
3.375%, 6/1/22	500,000	519,400
3.500%, 3/18/24	1,400,000	1,461,279
3.200%, 3/15/27	347,000	347,059
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	605,472
Brookfield Finance LLC
4.000%, 4/1/24	750,000	754,305
CBOE Holdings, Inc.
3.650%, 1/12/27	650,000	653,356
Charles Schwab Corp. (The)
4.450%, 7/22/20	850,000	909,956
3.000%, 3/10/25	150,000	148,494
3.200%, 3/2/27	500,000	494,212
CME Group, Inc.
3.000%, 9/15/22	500,000	510,869
3.000%, 3/15/25	1,000,000	996,348
Credit Suisse AG
1.700%, 4/27/18	3,000,000	2,995,387
2.300%, 5/28/19	900,000	903,360
5.300%, 8/13/19	1,346,000	1,441,601
5.400%, 1/14/20	2,000,000	2,146,444
4.375%, 8/5/20	2,200,000	2,328,358
3.000%, 10/29/21	850,000	856,121
3.625%, 9/9/24	3,000,000	3,037,033
Deutsche Bank AG
2.500%, 2/13/19	1,600,000	1,602,243
2.850%, 5/10/19	750,000	754,709
2.950%, 8/20/20	750,000	750,163
3.125%, 1/13/21(x)	1,000,000	999,284
3.375%, 5/12/21	500,000	500,229
3.700%, 5/30/24	1,500,000	1,468,683
4.100%, 1/13/26(x)	1,000,000	996,537
Eaton Vance Corp.
3.625%, 6/15/23	500,000	509,120
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,218,797
FS Investment Corp.
4.000%, 7/15/19	400,000	400,949
4.250%, 1/15/20	150,000	150,382
Goldman Sachs Group, Inc. (The)
6.150%, 4/1/18	1,318,000	1,377,746
2.900%, 7/19/18	3,000,000	3,037,436
7.500%, 2/15/19	2,999,000	3,294,689
2.000%, 4/25/19	250,000	249,549
2.550%, 10/23/19	1,000,000	1,008,502
2.300%, 12/13/19	2,315,000	2,313,335
5.375%, 3/15/20	3,150,000	3,406,498
2.600%, 4/23/20	3,000,000	3,013,293
6.000%, 6/15/20	1,428,000	1,581,273
2.750%, 9/15/20	350,000	352,986
2.600%, 12/27/20	4,000,000	4,000,550
2.875%, 2/25/21	1,000,000	1,006,510
2.625%, 4/25/21	1,860,000	1,854,459
5.250%, 7/27/21	1,905,000	2,085,280
2.350%, 11/15/21	900,000	879,949
5.750%, 1/24/22	4,400,000	4,955,072
3.000%, 4/26/22	2,085,000	2,088,232
3.625%, 1/22/23	2,244,000	2,292,644
4.000%, 3/3/24	3,045,000	3,151,233
3.850%, 7/8/24	2,000,000	2,046,435
3.500%, 1/23/25	3,250,000	3,237,552
3.750%, 5/22/25	2,400,000	2,425,945
3.750%, 2/25/26	580,000	582,045

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 11/16/26	$1,815,000	$1,771,752
3.850%, 1/26/27	2,240,000	2,249,841
Intercontinental Exchange, Inc.
2.750%, 12/1/20	610,000	619,360
4.000%, 10/15/23	850,000	898,681
3.750%, 12/1/25	610,000	629,275
Invesco Finance plc
3.125%, 11/30/22	1,000,000	1,009,544
Jefferies Group LLC
5.125%, 4/13/18	525,000	540,933
8.500%, 7/15/19	1,446,000	1,636,309
5.125%, 1/20/23	117,000	125,305
4.850%, 1/15/27	665,000	678,739
Lazard Group LLC
4.250%, 11/14/20	1,000,000	1,048,741
Legg Mason, Inc.
4.750%, 3/15/26	250,000	262,128
Moody’s Corp.
2.750%, 7/15/19	500,000	506,249
5.500%, 9/1/20	500,000	547,413
2.750%, 12/15/21	250,000	249,552
4.500%, 9/1/22	31,000	33,332
4.875%, 2/15/24	500,000	549,213
Morgan Stanley
6.625%, 4/1/18	2,848,000	2,981,058
2.125%, 4/25/18	2,504,000	2,514,342
2.500%, 1/24/19	2,000,000	2,017,432
2.450%, 2/1/19	1,145,000	1,153,940
7.300%, 5/13/19	2,718,000	3,004,685
2.375%, 7/23/19	3,000,000	3,018,795
5.625%, 9/23/19	2,039,000	2,204,296
5.500%, 1/26/20	250,000	271,091
2.650%, 1/27/20	3,000,000	3,026,583
2.800%, 6/16/20	3,000,000	3,032,291
5.500%, 7/24/20	1,522,000	1,664,233
5.750%, 1/25/21	4,112,000	4,567,689
2.500%, 4/21/21	2,500,000	2,485,343
5.500%, 7/28/21	2,130,000	2,359,884
2.625%, 11/17/21	2,205,000	2,191,589
4.875%, 11/1/22	312,000	336,513
3.750%, 2/25/23	3,394,000	3,504,067
4.100%, 5/22/23	2,000,000	2,068,172
3.875%, 4/29/24	2,500,000	2,570,418
3.700%, 10/23/24	2,000,000	2,028,714
4.000%, 7/23/25	505,000	520,314
5.000%, 11/24/25	3,000,000	3,213,426
3.875%, 1/27/26	3,000,000	3,034,541
3.125%, 7/27/26	3,000,000	2,856,646
3.625%, 1/20/27	1,000,000	989,361
Nasdaq, Inc.
5.550%, 1/15/20	894,000	966,531
3.850%, 6/30/26	145,000	144,178
Nomura Holdings, Inc.
2.750%, 3/19/19	1,000,000	1,008,192
6.700%, 3/4/20	959,000	1,064,958
Northern Trust Corp.
3.450%, 11/4/20	850,000	883,612
3.375%, 8/23/21	375,000	389,109
2.375%, 8/2/22	500,000	493,954
Prospect Capital Corp.
5.000%, 7/15/19	350,000	358,740
Raymond James Financial, Inc.
8.600%, 8/15/19	439,000	502,395
S&P Global, Inc.
2.500%, 8/15/18	250,000	251,756
3.300%, 8/14/20	600,000	614,163
4.000%, 6/15/25	250,000	256,810
Stifel Financial Corp.
4.250%, 7/18/24	700,000	704,483
TD Ameritrade Holding Corp.
5.600%, 12/1/19	100,000	108,821
2.950%, 4/1/22	250,000	252,779
3.625%, 4/1/25	1,000,000	1,022,872
Thomson Reuters Corp.
6.500%, 7/15/18	1,058,000	1,119,152
4.700%, 10/15/19	369,000	390,129
4.300%, 11/23/23	500,000	527,123
3.350%, 5/15/26	570,000	553,580
UBS AG
2.375%, 8/14/19	2,500,000	2,517,173
2.350%, 3/26/20	2,750,000	2,752,600

		191,574,368

Consumer Finance (1.7%)
AerCap Ireland Capital DAC
3.750%, 5/15/19	2,225,000	2,283,745
4.625%, 10/30/20	2,350,000	2,476,691
4.500%, 5/15/21	2,150,000	2,252,629
3.950%, 2/1/22	2,700,000	2,773,982
3.500%, 5/26/22	1,030,000	1,037,269
American Express Co.
1.550%, 5/22/18	2,000,000	1,997,947
8.125%, 5/20/19	1,212,000	1,366,485
2.650%, 12/2/22	1,487,000	1,470,590
3.625%, 12/5/24	1,070,000	1,075,435
American Express Credit Corp.
1.800%, 7/31/18	500,000	500,330
1.875%, 11/5/18	400,000	400,380
2.125%, 3/18/19	750,000	753,230
2.250%, 8/15/19	2,000,000	2,011,653
1.700%, 10/30/19	750,000	743,558
2.375%, 5/26/20	1,750,000	1,759,028
2.250%, 5/5/21	2,000,000	1,978,438
American Honda Finance Corp.
1.600%, 7/13/18	1,000,000	1,002,291
2.125%, 10/10/18	1,000,000	1,007,630
1.500%, 11/19/18	1,000,000	997,050
1.200%, 7/12/19	1,000,000	987,316
2.000%, 2/14/20	750,000	753,756
1.650%, 7/12/21	1,000,000	966,158
1.700%, 9/9/21	2,400,000	2,316,453
2.900%, 2/16/24	500,000	499,033
2.300%, 9/9/26	720,000	666,766
Capital One Financial Corp.
4.750%, 7/15/21	500,000	537,163
3.050%, 3/9/22	600,000	598,643
3.750%, 4/24/24	1,000,000	1,012,836
4.200%, 10/29/25	750,000	752,318
3.750%, 7/28/26	2,000,000	1,934,487
3.750%, 3/9/27	650,000	643,458
Caterpillar Financial Services Corp.
1.700%, 6/16/18	400,000	399,951
7.150%, 2/15/19	1,000,000	1,094,788
1.900%, 3/22/19	1,000,000	999,385
1.350%, 5/18/19	1,000,000	989,350
2.100%, 6/9/19	700,000	701,902
2.100%, 1/10/20	385,000	385,237
2.000%, 3/5/20	1,000,000	995,348
1.931%, 10/1/21	1,000,000	973,535
2.850%, 6/1/22	500,000	504,220
2.625%, 3/1/23	1,000,000	989,120
2.400%, 8/9/26	250,000	236,890
Discover Financial Services
5.200%, 4/27/22	100,000	107,813
3.850%, 11/21/22	1,144,000	1,166,880
3.950%, 11/6/24	250,000	248,281
3.750%, 3/4/25	350,000	342,781

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
4.100%, 2/9/27	$565,000	$565,057
Ford Motor Credit Co. LLC
2.240%, 6/15/18	520,000	521,833
2.551%, 10/5/18	500,000	503,658
2.943%, 1/8/19	600,000	607,926
2.262%, 3/28/19	660,000	661,662
1.897%, 8/12/19	2,610,000	2,584,456
2.681%, 1/9/20	790,000	794,696
2.459%, 3/27/20	1,500,000	1,497,046
3.157%, 8/4/20	500,000	507,321
3.200%, 1/15/21	750,000	757,880
3.336%, 3/18/21	1,000,000	1,011,924
5.875%, 8/2/21	4,600,000	5,120,641
3.219%, 1/9/22	1,500,000	1,503,619
3.339%, 3/28/22	2,000,000	2,006,153
4.250%, 9/20/22	2,700,000	2,813,743
3.810%, 1/9/24	1,140,000	1,142,191
4.134%, 8/4/25	600,000	601,970
4.389%, 1/8/26	2,050,000	2,092,886
General Motors Financial Co., Inc.
2.400%, 4/10/18	2,000,000	2,010,220
3.100%, 1/15/19	500,000	508,008
2.400%, 5/9/19	780,000	781,588
2.350%, 10/4/19	750,000	749,569
3.150%, 1/15/20	1,000,000	1,016,273
3.200%, 7/13/20	1,250,000	1,270,596
3.700%, 11/24/20	1,750,000	1,802,458
4.200%, 3/1/21	750,000	784,072
3.200%, 7/6/21	2,250,000	2,260,194
3.450%, 1/14/22(x)	1,000,000	1,008,124
3.450%, 4/10/22	2,000,000	2,010,407
3.700%, 5/9/23	875,000	881,162
4.000%, 1/15/25	2,000,000	2,001,883
4.300%, 7/13/25	1,250,000	1,269,185
5.250%, 3/1/26	700,000	751,866
4.000%, 10/6/26	750,000	739,561
4.350%, 1/17/27	535,000	540,725
HSBC Finance Corp.
6.676%, 1/15/21	2,326,000	2,623,648
HSBC USA, Inc.
2.000%, 8/7/18	500,000	500,664
2.250%, 6/23/19	1,250,000	1,251,595
2.350%, 3/5/20	2,000,000	2,002,585
2.750%, 8/7/20	500,000	504,294
5.000%, 9/27/20	650,000	698,189
3.500%, 6/23/24	900,000	911,887
John Deere Capital Corp.
1.600%, 7/13/18	500,000	499,989
1.750%, 8/10/18	200,000	200,373
5.750%, 9/10/18	1,108,000	1,173,444
1.650%, 10/15/18	310,000	310,009
1.950%, 12/13/18	650,000	653,034
2.250%, 4/17/19	500,000	504,872
1.250%, 10/9/19	1,000,000	984,241
2.050%, 3/10/20	750,000	749,358
2.375%, 7/14/20	500,000	503,367
2.450%, 9/11/20	200,000	201,377
2.800%, 3/4/21	1,000,000	1,013,579
3.900%, 7/12/21	350,000	370,015
3.150%, 10/15/21	500,000	513,194
2.650%, 1/6/22	500,000	501,679
2.750%, 3/15/22	1,000,000	1,008,049
2.800%, 3/6/23	500,000	500,894
3.350%, 6/12/24	650,000	668,805
3.400%, 9/11/25	350,000	358,567
2.650%, 6/10/26	500,000	480,936
PACCAR Financial Corp.
1.400%, 5/18/18	200,000	199,758
1.300%, 5/10/19	215,000	212,835
1.950%, 2/27/20	210,000	209,841
Synchrony Financial
2.600%, 1/15/19	750,000	756,374
3.000%, 8/15/19	600,000	608,942
2.700%, 2/3/20	750,000	752,411
4.250%, 8/15/24	750,000	768,519
4.500%, 7/23/25	500,000	512,555
3.700%, 8/4/26	500,000	482,722
Toyota Motor Credit Corp.
1.200%, 4/6/18	750,000	747,838
1.550%, 7/13/18	750,000	749,419
2.000%, 10/24/18	200,000	201,078
1.700%, 1/9/19	1,000,000	1,000,569
1.700%, 2/19/19	500,000	500,137
2.125%, 7/18/19	1,000,000	1,007,334
1.550%, 10/18/19	750,000	743,827
2.150%, 3/12/20	3,000,000	3,012,075
4.500%, 6/17/20	300,000	322,313
4.250%, 1/11/21	1,300,000	1,389,500
1.900%, 4/8/21	750,000	738,211
2.750%, 5/17/21	750,000	760,533
3.400%, 9/15/21	1,050,000	1,092,457
2.600%, 1/11/22	1,000,000	1,002,674
3.300%, 1/12/22	156,000	161,318
2.800%, 7/13/22	750,000	756,844
2.625%, 1/10/23(x)	1,150,000	1,146,856
2.250%, 10/18/23	750,000	723,667
3.200%, 1/11/27	1,000,000	1,002,247

		136,624,280

Diversified Financial Services (0.8%)
Bear Stearns Cos. LLC (The)
4.650%, 7/2/18	125,000	129,356
Berkshire Hathaway, Inc.
1.150%, 8/15/18	350,000	348,120
2.100%, 8/14/19	700,000	705,579
2.200%, 3/15/21	1,360,000	1,357,962
3.750%, 8/15/21	500,000	529,335
3.400%, 1/31/22	500,000	521,938
3.000%, 2/11/23	500,000	508,924
2.750%, 3/15/23	1,000,000	1,002,045
3.125%, 3/15/26	2,395,000	2,381,997
Block Financial LLC
4.125%, 10/1/20	500,000	511,998
5.250%, 10/1/25(x)	500,000	518,130
FMS Wertmanagement AoeR
1.000%, 8/16/19	2,250,000	2,216,261
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	19,885,000	19,948,022
3.373%, 11/15/25	5,000,000	5,115,136
Genpact Luxembourg Sarl
3.700%, 4/1/22(b)§	250,000	250,730
JPMorgan Chase Bank NA
1.450%, 9/21/18	600,000	598,232
1.650%, 9/23/19	635,000	632,110
Leucadia National Corp.
5.500%, 10/18/23	800,000	843,500
National Rural Utilities Cooperative Finance Corp.
10.375%, 11/1/18	1,000,000	1,132,011
1.650%, 2/8/19	165,000	164,587
1.500%, 11/1/19	270,000	268,023
2.350%, 6/15/20	1,500,000	1,499,708
2.300%, 11/1/20	250,000	248,197
2.700%, 2/15/23	500,000	496,227
3.400%, 11/15/23	1,000,000	1,028,483
2.950%, 2/7/24	210,000	209,723

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 11/1/25	$250,000	$252,468
4.750%, 4/30/43(l)	350,000	355,688
Private Export Funding Corp.
1.875%, 7/15/18	400,000	403,288
2.250%, 3/15/20	2,000,000	2,032,138
2.300%, 9/15/20	500,000	507,987
2.050%, 11/15/22	1,125,000	1,112,627
3.550%, 1/15/24	729,000	780,369
Shell International Finance BV
1.900%, 8/10/18	1,000,000	1,003,985
1.625%, 11/10/18	750,000	749,150
1.375%, 5/10/19	1,250,000	1,237,298
1.375%, 9/12/19	1,000,000	986,463
4.300%, 9/22/19	2,147,000	2,267,946
4.375%, 3/25/20	1,629,000	1,736,450
2.125%, 5/11/20	1,500,000	1,500,877
2.250%, 11/10/20	750,000	752,716
1.875%, 5/10/21	1,500,000	1,466,828
1.750%, 9/12/21	1,000,000	971,407
2.375%, 8/21/22	1,175,000	1,150,317
3.400%, 8/12/23	900,000	923,332
3.250%, 5/11/25	2,500,000	2,510,084
2.875%, 5/10/26	1,250,000	1,215,665
2.500%, 9/12/26	1,000,000	939,141
Voya Financial, Inc.
3.650%, 6/15/26	625,000	615,283

		68,637,841

Insurance (0.8%)
Aflac, Inc.
4.000%, 2/15/22	500,000	530,219
3.625%, 6/15/23	1,150,000	1,191,739
3.625%, 11/15/24	1,000,000	1,026,092
Alleghany Corp.
5.625%, 9/15/20	200,000	218,634
Allied World Assurance Co. Holdings Ltd.
5.500%, 11/15/20	500,000	542,650
4.350%, 10/29/25	250,000	250,412
Allstate Corp. (The)
7.450%, 5/16/19	973,000	1,078,164
3.150%, 6/15/23	156,000	158,272
3.280%, 12/15/26	500,000	500,862
5.750%, 8/15/53(l)	500,000	533,750
Alterra Finance LLC
6.250%, 9/30/20	500,000	560,272
American Financial Group, Inc.
9.875%, 6/15/19	169,000	196,240
3.500%, 8/15/26	400,000	388,162
American International Group, Inc.
2.300%, 7/16/19	1,000,000	1,002,792
3.375%, 8/15/20	500,000	512,224
6.400%, 12/15/20	1,100,000	1,242,993
3.300%, 3/1/21	555,000	564,755
4.875%, 6/1/22	750,000	811,858
3.750%, 7/10/25	1,380,000	1,371,939
3.900%, 4/1/26	2,000,000	2,001,821
Aon Corp.
5.000%, 9/30/20	787,000	847,927
Aon plc
2.800%, 3/15/21	350,000	350,593
3.500%, 6/14/24	350,000	352,675
3.875%, 12/15/25	600,000	609,817
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	512,284
Assurant, Inc.
4.000%, 3/15/23	300,000	302,499
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24	500,000	538,712
AXIS Specialty Finance LLC
5.875%, 6/1/20	700,000	767,662
Berkshire Hathaway Finance Corp.
1.300%, 5/15/18	600,000	599,674
5.400%, 5/15/18	693,000	723,152
2.000%, 8/15/18	1,000,000	1,007,420
1.700%, 3/15/19	1,000,000	1,001,201
1.300%, 8/15/19	355,000	351,255
4.250%, 1/15/21	1,175,000	1,260,873
3.000%, 5/15/22	656,000	671,399
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	360,667
Chubb Corp. (The)
5.750%, 5/15/18	766,000	801,395
Chubb INA Holdings, Inc.
5.900%, 6/15/19	1,235,000	1,342,273
2.300%, 11/3/20	665,000	666,776
3.350%, 5/15/24	600,000	612,704
3.150%, 3/15/25	1,000,000	1,000,382
3.350%, 5/3/26	410,000	414,700
CNA Financial Corp.
7.350%, 11/15/19	571,000	643,937
5.875%, 8/15/20	902,000	997,238
4.500%, 3/1/26	500,000	524,851
Enstar Group Ltd.
4.500%, 3/10/22	250,000	252,645
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	527,426
First American Financial Corp.
4.600%, 11/15/24	500,000	503,606
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	777,579
Hartford Financial Services Group, Inc. (The)
6.000%, 1/15/19	1,000,000	1,067,752
5.500%, 3/30/20	900,000	977,850
5.125%, 4/15/22	250,000	275,645
Lincoln National Corp.
6.250%, 2/15/20	485,000	532,646
4.850%, 6/24/21	334,000	360,271
3.625%, 12/12/26	500,000	496,210
Loews Corp.
2.625%, 5/15/23	900,000	878,543
3.750%, 4/1/26	300,000	305,350
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	1,049,603
Marsh & McLennan Cos., Inc.
2.350%, 9/10/19	375,000	377,465
4.800%, 7/15/21	600,000	653,314
2.750%, 1/30/22	915,000	917,833
3.500%, 6/3/24	1,000,000	1,017,283
Mercury General Corp.
4.400%, 3/15/27	300,000	299,499
MetLife, Inc.
6.817%, 8/15/18	112,000	119,302
7.717%, 2/15/19	508,000	561,196
4.750%, 2/8/21	1,547,000	1,673,380
3.048%, 12/15/22	1,000,000	1,010,932
4.368%, 9/15/23	667,000	716,150
3.600%, 4/10/24	500,000	515,837
3.000%, 3/1/25	500,000	490,244
3.600%, 11/13/25(x)	1,300,000	1,328,200
Montpelier Re Holdings Ltd.
4.700%, 10/15/22	250,000	267,951

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Old Republic International Corp.
4.875%, 10/1/24	$400,000	$424,127
3.875%, 8/26/26	500,000	492,958
PartnerRe Finance B LLC
5.500%, 6/1/20	454,000	496,223
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	340,984
4.700%, 5/15/55(l)	300,000	303,000
Progressive Corp. (The)
3.750%, 8/23/21	219,000	231,402
Protective Life Corp.
7.375%, 10/15/19	550,000	617,873
Prudential Financial, Inc.
2.300%, 8/15/18	1,000,000	1,005,903
7.375%, 6/15/19	916,000	1,020,793
2.350%, 8/15/19	1,000,000	1,008,528
5.375%, 6/21/20	1,100,000	1,208,394
4.500%, 11/16/21	1,000,000	1,081,205
8.875%, 6/15/38(l)	303,000	324,210
5.625%, 6/15/43(l)	1,000,000	1,070,000
Reinsurance Group of America, Inc.
6.450%, 11/15/19	369,000	406,794
5.000%, 6/1/21	60,000	65,181
4.700%, 9/15/23	1,000,000	1,074,521
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	241,635
StanCorp Financial Group, Inc.
5.000%, 8/15/22	350,000	375,810
Torchmark Corp.
3.800%, 9/15/22	250,000	256,430
Travelers Cos., Inc. (The)
5.800%, 5/15/18	1,100,000	1,150,449
5.900%, 6/2/19	500,000	544,319
Trinity Acquisition plc
3.500%, 9/15/21	250,000	253,938
4.400%, 3/15/26	250,000	255,988
Unum Group
5.625%, 9/15/20(x)	500,000	548,637
3.000%, 5/15/21	160,000	161,058
4.000%, 3/15/24	300,000	305,053
Willis Towers Watson plc
5.750%, 3/15/21	500,000	547,285
WR Berkley Corp.
5.375%, 9/15/20	100,000	108,943
4.625%, 3/15/22	750,000	804,095
XLIT Ltd.
2.300%, 12/15/18	750,000	755,247
4.450%, 3/31/25	780,000	786,447

		68,167,058

Thrifts & Mortgage Finance (0.1%)
BPCE SA
2.500%, 12/10/18	1,100,000	1,106,584
2.500%, 7/15/19	1,250,000	1,253,748
2.250%, 1/27/20	500,000	496,171
2.650%, 2/3/21	750,000	746,704
2.750%, 12/2/21	500,000	495,571
4.000%, 4/15/24	1,250,000	1,298,193
3.375%, 12/2/26	500,000	494,983
Santander Bank NA
8.750%, 5/30/18	600,000	642,974

		6,534,928

Total Financials		1,022,115,235

Health Care (3.2%)
Biotechnology (0.7%)
AbbVie, Inc.
1.800%, 5/14/18	2,000,000	2,000,707
2.000%, 11/6/18	219,000	219,333
2.500%, 5/14/20	3,500,000	3,518,227
2.300%, 5/14/21	1,450,000	1,432,377
2.900%, 11/6/22	2,519,000	2,498,581
3.200%, 11/6/22	1,000,000	1,005,618
2.850%, 5/14/23	1,000,000	982,049
3.600%, 5/14/25	3,000,000	2,990,221
3.200%, 5/14/26	1,500,000	1,441,652
Amgen, Inc.
6.150%, 6/1/18	200,000	210,070
5.700%, 2/1/19	958,000	1,024,154
2.200%, 5/22/19	750,000	754,112
4.500%, 3/15/20	315,000	332,499
2.125%, 5/1/20	250,000	249,370
3.450%, 10/1/20	1,312,000	1,364,473
4.100%, 6/15/21	1,000,000	1,059,237
1.850%, 8/19/21	500,000	485,150
2.700%, 5/1/22	500,000	499,121
3.625%, 5/15/22	1,094,000	1,134,259
2.250%, 8/19/23	1,150,000	1,096,200
3.625%, 5/22/24	2,750,000	2,819,403
3.125%, 5/1/25	250,000	245,493
2.600%, 8/19/26	1,150,000	1,064,349
Baxalta, Inc.
2.000%, 6/22/18	335,000	335,459
2.875%, 6/23/20	800,000	810,560
3.600%, 6/23/22	750,000	764,466
4.000%, 6/23/25	800,000	814,586
Biogen, Inc.
2.900%, 9/15/20	1,000,000	1,013,256
3.625%, 9/15/22	570,000	585,456
4.050%, 9/15/25	570,000	582,775
Celgene Corp.
2.125%, 8/15/18	555,000	557,754
2.300%, 8/15/18	486,000	489,576
2.875%, 8/15/20	1,000,000	1,015,256
3.950%, 10/15/20	1,031,000	1,080,128
3.250%, 8/15/22	850,000	858,353
3.550%, 8/15/22	1,000,000	1,024,513
4.000%, 8/15/23	850,000	888,512
3.625%, 5/15/24	2,000,000	2,019,786
3.875%, 8/15/25	1,000,000	1,021,611
Gilead Sciences, Inc.
1.850%, 9/4/18	770,000	771,615
2.050%, 4/1/19	1,150,000	1,152,058
2.350%, 2/1/20	380,000	381,859
2.550%, 9/1/20	2,250,000	2,268,598
4.400%, 12/1/21	2,187,000	2,354,258
1.950%, 3/1/22(x)	255,000	245,833
3.250%, 9/1/22	835,000	851,005
2.500%, 9/1/23	755,000	728,253
3.700%, 4/1/24	1,000,000	1,024,379
3.650%, 3/1/26	2,500,000	2,497,430

		54,563,990

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories
2.000%, 9/15/18	500,000	500,487
5.125%, 4/1/19	676,000	715,287
2.350%, 11/22/19	1,785,000	1,788,273
2.000%, 3/15/20	500,000	495,450
4.125%, 5/27/20	325,000	340,567
2.800%, 9/15/20	650,000	657,127
2.900%, 11/30/21	2,650,000	2,660,047
2.550%, 3/15/22	750,000	738,186
3.250%, 4/15/23	1,150,000	1,145,745
3.400%, 11/30/23	1,750,000	1,753,937
2.950%, 3/15/25	1,000,000	954,630
3.875%, 9/15/25	490,000	498,376

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 11/30/26	$3,500,000	$3,494,750
Baxter International, Inc.
1.700%, 8/15/21	500,000	480,934
2.600%, 8/15/26	500,000	468,217
Becton Dickinson and Co.
2.675%, 12/15/19	545,000	552,221
3.250%, 11/12/20	1,300,000	1,336,096
3.734%, 12/15/24	1,857,000	1,911,321
Boston Scientific Corp.
2.650%, 10/1/18	500,000	504,791
6.000%, 1/15/20	1,100,000	1,203,583
2.850%, 5/15/20	250,000	252,622
3.375%, 5/15/22	250,000	253,367
3.850%, 5/15/25	750,000	761,278
Covidien International Finance SA
4.200%, 6/15/20	700,000	743,296
CR Bard, Inc.
4.400%, 1/15/21	190,000	203,395
3.000%, 5/15/26	750,000	720,013
Danaher Corp.
1.650%, 9/15/18	185,000	184,838
2.400%, 9/15/20	500,000	504,527
3.350%, 9/15/25	310,000	319,234
Edwards Lifesciences Corp.
2.875%, 10/15/18	700,000	709,401
Liberty Property LP
4.750%, 10/1/20	389,000	414,994
4.125%, 6/15/22	1,094,000	1,146,891
3.750%, 4/1/25	100,000	100,638
3.250%, 10/1/26	300,000	287,686
Medtronic Global Holdings SCA
1.700%, 3/28/19	750,000	749,805
Medtronic, Inc.
1.375%, 4/1/18	1,500,000	1,500,193
2.500%, 3/15/20	1,170,000	1,187,421
4.450%, 3/15/20	1,794,000	1,905,827
4.125%, 3/15/21	500,000	532,476
3.125%, 3/15/22	150,000	153,214
3.150%, 3/15/22	2,000,000	2,055,800
2.750%, 4/1/23	769,000	763,979
3.625%, 3/15/24	1,000,000	1,038,497
3.500%, 3/15/25	3,000,000	3,066,017
Stryker Corp.
2.000%, 3/8/19	460,000	460,979
4.375%, 1/15/20	269,000	284,750
2.625%, 3/15/21	750,000	752,640
3.375%, 11/1/25	2,000,000	2,010,151
3.500%, 3/15/26	375,000	379,693
Zimmer Biomet Holdings, Inc.
2.000%, 4/1/18	415,000	415,682
2.700%, 4/1/20	1,100,000	1,107,912
3.375%, 11/30/21	500,000	505,429
3.150%, 4/1/22	750,000	753,027
3.550%, 4/1/25	1,075,000	1,063,417

		49,489,114

Health Care Providers & Services (0.6%)
Aetna, Inc.
1.700%, 6/7/18	720,000	721,620
2.200%, 3/15/19	750,000	754,443
2.750%, 11/15/22	1,000,000	995,800
2.800%, 6/15/23	675,000	669,398
3.500%, 11/15/24	500,000	509,550
AmerisourceBergen Corp.
4.875%, 11/15/19	1,150,000	1,227,817
3.400%, 5/15/24	600,000	603,521
Anthem, Inc.
2.300%, 7/15/18	1,000,000	1,005,069
7.000%, 2/15/19	1,022,000	1,113,295
4.350%, 8/15/20	1,200,000	1,263,186
3.125%, 5/15/22	500,000	499,886
3.300%, 1/15/23	150,000	150,475
3.500%, 8/15/24	1,000,000	1,008,322
Cardinal Health, Inc.
1.950%, 6/15/18	200,000	200,591
4.625%, 12/15/20	1,000,000	1,076,901
3.200%, 3/15/23	1,000,000	1,010,456
Cigna Corp.
5.125%, 6/15/20	682,000	736,180
4.500%, 3/15/21	406,000	432,104
4.000%, 2/15/22	500,000	529,470
3.250%, 4/15/25	1,000,000	987,703
Coventry Health Care, Inc.
5.450%, 6/15/21	650,000	716,625
Dignity Health
2.637%, 11/1/19	425,000	428,138
Express Scripts Holding Co.
3.300%, 2/25/21	200,000	204,254
4.750%, 11/15/21	1,350,000	1,446,036
3.900%, 2/15/22	2,156,000	2,221,874
3.000%, 7/15/23	1,050,000	1,011,433
3.500%, 6/15/24	1,000,000	984,548
4.500%, 2/25/26	750,000	764,700
Howard Hughes Medical Institute
3.500%, 9/1/23	1,000,000	1,055,395
Humana, Inc.
7.200%, 6/15/18	1,231,000	1,307,218
2.625%, 10/1/19	1,000,000	1,010,772
3.950%, 3/15/27	375,000	383,325
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	361,185
Laboratory Corp. of America Holdings
2.500%, 11/1/18	500,000	504,390
4.625%, 11/15/20	1,600,000	1,696,602
3.750%, 8/23/22	56,000	57,373
4.000%, 11/1/23	500,000	507,228
McKesson Corp.
2.284%, 3/15/19	1,345,000	1,346,054
4.750%, 3/1/21	500,000	534,926
2.850%, 3/15/23	1,200,000	1,177,897
3.796%, 3/15/24	1,000,000	1,037,063
Medco Health Solutions, Inc.
4.125%, 9/15/20	275,000	287,897
Providence St Joseph Health Obligated Group
2.746%, 10/1/26	400,000	380,926
Quest Diagnostics, Inc.
2.700%, 4/1/19	500,000	506,224
2.500%, 3/30/20	400,000	401,640
4.700%, 4/1/21	100,000	106,768
3.500%, 3/30/25	400,000	395,377
3.450%, 6/1/26	775,000	766,636
UnitedHealth Group, Inc.
1.900%, 7/16/18	1,200,000	1,202,431
1.700%, 2/15/19	500,000	498,921
1.625%, 3/15/19	750,000	746,675
2.300%, 12/15/19	500,000	505,280
2.700%, 7/15/20	1,875,000	1,914,474
4.700%, 2/15/21	850,000	921,025
2.125%, 3/15/21	500,000	497,826
2.875%, 3/15/22	500,000	507,695
3.350%, 7/15/22	1,000,000	1,033,770
2.750%, 2/15/23	1,000,000	997,817
2.875%, 3/15/23	600,000	602,039
3.750%, 7/15/25	2,000,000	2,075,092
3.100%, 3/15/26	500,000	494,379

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.450%, 1/15/27	$750,000	$759,683

		49,855,398

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	600,000	647,607
3.875%, 7/15/23	1,094,000	1,133,891
Life Technologies Corp.
6.000%, 3/1/20	1,100,000	1,195,592
5.000%, 1/15/21	125,000	134,280
Thermo Fisher Scientific, Inc.
2.150%, 12/14/18	150,000	150,525
2.400%, 2/1/19	1,100,000	1,108,199
4.700%, 5/1/20	100,000	105,918
4.500%, 3/1/21	1,000,000	1,067,448
3.600%, 8/15/21	265,000	273,529
3.300%, 2/15/22	875,000	888,777
3.150%, 1/15/23	1,000,000	997,382
3.000%, 4/15/23	355,000	350,701
4.150%, 2/1/24	1,000,000	1,049,861
3.650%, 12/15/25	500,000	505,070
2.950%, 9/19/26	245,000	232,382

		9,841,162

Pharmaceuticals (1.2%)
Actavis Funding SCS
2.450%, 6/15/19	535,000	538,103
3.000%, 3/12/20	2,400,000	2,442,046
3.450%, 3/15/22	2,440,000	2,490,996
3.850%, 6/15/24	1,250,000	1,274,456
3.800%, 3/15/25	3,125,000	3,153,957
Actavis, Inc.
6.125%, 8/15/19	388,000	423,466
3.250%, 10/1/22	1,300,000	1,306,541
Allergan, Inc.
3.375%, 9/15/20	1,000,000	1,024,708
2.800%, 3/15/23	400,000	388,397
AstraZeneca plc
1.750%, 11/16/18	1,000,000	998,807
2.375%, 11/16/20	1,500,000	1,502,337
3.375%, 11/16/25	1,500,000	1,509,900
Bristol-Myers Squibb Co.
1.600%, 2/27/19	1,000,000	998,029
1.750%, 3/1/19	750,000	750,584
2.000%, 8/1/22	656,000	634,337
3.250%, 2/27/27	750,000	747,581
Eli Lilly & Co.
1.950%, 3/15/19	500,000	501,934
2.750%, 6/1/25	1,500,000	1,480,901
GlaxoSmithKline Capital plc
2.850%, 5/8/22	2,000,000	2,017,061
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	1,956,000	2,046,265
2.800%, 3/18/23	1,156,000	1,157,012
Johnson & Johnson
5.150%, 7/15/18	200,000	209,281
1.125%, 3/1/19	465,000	462,265
1.650%, 3/1/21	750,000	737,420
3.550%, 5/15/21	500,000	525,861
2.450%, 12/5/21	1,250,000	1,263,247
2.250%, 3/3/22	1,500,000	1,501,350
2.050%, 3/1/23	750,000	729,675
3.375%, 12/5/23	500,000	526,500
2.450%, 3/1/26	750,000	718,899
2.950%, 3/3/27	2,000,000	1,996,800
Merck & Co., Inc.
1.300%, 5/18/18	823,000	820,831
1.850%, 2/10/20	1,000,000	999,720
3.875%, 1/15/21	1,000,000	1,061,145
2.350%, 2/10/22	1,500,000	1,495,569
2.400%, 9/15/22	1,200,000	1,187,255
2.800%, 5/18/23	1,700,000	1,709,558
2.750%, 2/10/25	1,000,000	986,308
Merck Sharp & Dohme Corp.
5.000%, 6/30/19	1,150,000	1,233,880
Mylan NV
3.000%, 12/15/18	470,000	474,978
2.500%, 6/7/19	735,000	738,014
3.750%, 12/15/20	750,000	767,744
3.150%, 6/15/21	1,750,000	1,752,975
3.950%, 6/15/26	1,750,000	1,713,600
Mylan, Inc.
2.600%, 6/24/18	500,000	503,569
2.550%, 3/28/19	412,000	413,680
Novartis Capital Corp.
1.800%, 2/14/20	405,000	403,184
4.400%, 4/24/20	100,000	106,919
2.400%, 5/17/22	750,000	744,623
2.400%, 9/21/22	1,200,000	1,193,333
3.400%, 5/6/24	1,000,000	1,029,548
3.000%, 11/20/25	1,500,000	1,495,536
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,710,000	3,938,995
Perrigo Co. plc
4.000%, 11/15/23	1,700,000	1,728,004
Perrigo Finance Unlimited Co.
3.500%, 3/15/21	730,000	741,292
4.375%, 3/15/26	700,000	710,221
Pfizer, Inc.
1.200%, 6/1/18	1,000,000	997,971
1.500%, 6/15/18	1,000,000	1,001,655
1.450%, 6/3/19	1,250,000	1,246,614
1.700%, 12/15/19	750,000	750,391
1.950%, 6/3/21	1,250,000	1,241,175
2.200%, 12/15/21	750,000	745,290
3.000%, 6/15/23	1,000,000	1,017,400
3.400%, 5/15/24	1,500,000	1,555,046
2.750%, 6/3/26	1,000,000	970,805
3.000%, 12/15/26	1,500,000	1,480,188
Sanofi
1.250%, 4/10/18	1,638,000	1,635,265
4.000%, 3/29/21	2,106,000	2,230,043
Shire Acquisitions Investments Ireland DAC
1.900%, 9/23/19	2,500,000	2,482,477
2.400%, 9/23/21	2,500,000	2,442,899
2.875%, 9/23/23	2,250,000	2,179,838
3.200%, 9/23/26	2,450,000	2,334,360
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	937,000	911,233
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	1,750,000	1,778,438
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	500,000	494,375
Teva Pharmaceutical Finance Netherlands III BV
1.400%, 7/20/18	1,000,000	993,890
1.700%, 7/19/19	575,000	562,827
2.200%, 7/21/21	1,325,000	1,270,013
2.800%, 7/21/23	2,405,000	2,280,036
3.150%, 10/1/26(x)	3,000,000	2,756,250
Zoetis, Inc.
3.450%, 11/13/20	250,000	257,380
3.250%, 2/1/23	1,185,000	1,198,506

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 11/13/25	$750,000	$804,815

		101,628,377

Total Health Care		265,378,041

Industrials (1.8%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
0.950%, 5/15/18	500,000	497,852
6.000%, 3/15/19	1,046,000	1,131,398
4.875%, 2/15/20	886,000	961,346
1.650%, 10/30/20	600,000	591,119
2.125%, 3/1/22	250,000	246,894
1.875%, 6/15/23	300,000	285,371
2.850%, 10/30/24	300,000	297,964
2.600%, 10/30/25	650,000	632,085
2.250%, 6/15/26(x)	300,000	282,810
Embraer Netherlands Finance BV
5.050%, 6/15/25	1,750,000	1,795,937
Embraer Overseas Ltd.
5.696%, 9/16/23§	1,750,000	1,881,250
Embraer SA
5.150%, 6/15/22	1,750,000	1,848,014
General Dynamics Corp.
3.875%, 7/15/21	562,000	597,855
2.250%, 11/15/22	1,094,000	1,074,978
1.875%, 8/15/23	650,000	618,375
2.125%, 8/15/26	750,000	692,631
Hexcel Corp.
4.700%, 8/15/25	150,000	159,074
3.950%, 2/15/27	350,000	352,940
L3 Technologies, Inc.
5.200%, 10/15/19	1,100,000	1,179,015
4.950%, 2/15/21	1,194,000	1,282,996
3.950%, 5/28/24	206,000	211,862
3.850%, 12/15/26	245,000	248,586
Lockheed Martin Corp.
1.850%, 11/23/18	460,000	461,255
4.250%, 11/15/19	1,624,000	1,723,032
2.500%, 11/23/20	1,000,000	1,005,187
3.350%, 9/15/21	500,000	516,608
3.100%, 1/15/23	500,000	507,169
2.900%, 3/1/25	250,000	243,734
3.550%, 1/15/26	1,250,000	1,271,021
Northrop Grumman Corp.
1.750%, 6/1/18	600,000	600,703
3.500%, 3/15/21	31,000	32,302
3.250%, 8/1/23	2,100,000	2,144,217
Precision Castparts Corp.
2.250%, 6/15/20	750,000	753,547
2.500%, 1/15/23	562,000	554,559
3.250%, 6/15/25	750,000	755,551
Raytheon Co.
6.400%, 12/15/18	208,000	224,800
4.400%, 2/15/20	1,069,000	1,142,283
3.125%, 10/15/20	1,156,000	1,194,496
2.500%, 12/15/22	500,000	497,986
Rockwell Collins, Inc.
1.950%, 7/15/19	185,000	185,033
5.250%, 7/15/19	235,000	252,189
2.800%, 3/15/22	1,000,000	1,002,102
3.200%, 3/15/24	1,000,000	998,353
3.500%, 3/15/27	715,000	714,369
Spirit AeroSystems, Inc.
3.850%, 6/15/26	375,000	371,363
Textron, Inc.
3.875%, 3/1/25	285,000	288,649
4.000%, 3/15/26	175,000	178,222
3.650%, 3/15/27	250,000	248,487
United Technologies Corp.
1.778%, 5/4/18(e)	500,000	499,894
1.500%, 11/1/19	750,000	743,303
4.500%, 4/15/20	1,275,000	1,369,900
1.950%, 11/1/21	750,000	735,685
3.100%, 6/1/22	1,844,000	1,894,794
2.650%, 11/1/26	415,000	398,865

		40,380,010

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	682,000	752,841
2.300%, 2/1/20	500,000	503,959
2.625%, 8/1/22	276,000	274,562
4.000%, 1/15/24	450,000	477,964
3.200%, 2/1/25	750,000	746,006
3.250%, 4/1/26	500,000	495,075
3.300%, 3/15/27	500,000	491,894
United Parcel Service, Inc.
5.125%, 4/1/19	2,100,000	2,259,004
3.125%, 1/15/21	1,675,000	1,738,677
2.450%, 10/1/22	1,000,000	999,237

		8,739,219

Airlines (0.0%)
Delta Air Lines, Inc.
2.875%, 3/13/20	435,000	437,523
3.625%, 3/15/22	700,000	712,600
Southwest Airlines Co.
2.750%, 11/6/19	750,000	760,800
2.650%, 11/5/20	250,000	251,875
3.000%, 11/15/26	250,000	236,100

		2,398,898

Building Products (0.1%)
Fortune Brands Home & Security, Inc.
3.000%, 6/15/20	300,000	303,231
4.000%, 6/15/25	350,000	361,012
Johnson Controls International plc
5.000%, 3/30/20	919,000	983,690
4.250%, 3/1/21	680,000	716,754
3.625%, 7/2/24(e)	214,000	218,203
Lennox International, Inc.
3.000%, 11/15/23	175,000	172,520
Masco Corp.
3.500%, 4/1/21	1,065,000	1,083,637
4.375%, 4/1/26	810,000	841,388
Owens Corning
4.200%, 12/15/22	1,000,000	1,038,750
4.200%, 12/1/24	300,000	308,437
3.400%, 8/15/26	285,000	274,826

		6,302,448

Commercial Services & Supplies (0.1%)
LifeStorage LP
3.500%, 7/1/26	500,000	480,213
Pitney Bowes, Inc.
4.750%, 5/15/18	62,000	63,419
6.250%, 3/15/19	1,100,000	1,175,156
4.625%, 3/15/24	500,000	493,037
Republic Services, Inc.
3.800%, 5/15/18	500,000	510,700
5.500%, 9/15/19	1,214,000	1,310,989
5.000%, 3/1/20	600,000	646,127
5.250%, 11/15/21	406,000	451,534
3.550%, 6/1/22	1,000,000	1,037,880
4.750%, 5/15/23	1,000,000	1,103,241
Waste Management, Inc.
4.750%, 6/30/20	300,000	323,567
4.600%, 3/1/21	500,000	540,971
2.900%, 9/15/22	500,000	508,837

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 5/15/24	$500,000	$516,652
3.125%, 3/1/25	1,000,000	1,003,673

		10,165,996

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	1,306,000	1,316,327
Fluor Corp.
3.500%, 12/15/24	900,000	923,832

		2,240,159

Electrical Equipment (0.1%)
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	109,720
Eaton Corp.
6.950%, 3/20/19	1,000,000	1,094,284
2.750%, 11/2/22	1,531,000	1,520,110
Emerson Electric Co.
4.875%, 10/15/19	1,200,000	1,288,402
2.625%, 12/1/21	450,000	455,624
2.625%, 2/15/23	256,000	254,957
3.150%, 6/1/25	350,000	355,763
Hubbell, Inc.
3.350%, 3/1/26	750,000	745,048
Rockwell Automation, Inc.
2.050%, 3/1/20	500,000	498,465
2.875%, 3/1/25	500,000	492,084

		6,814,457

Industrial Conglomerates (0.3%)
3M Co.
1.375%, 8/7/18	500,000	501,701
1.625%, 6/15/19	1,000,000	1,005,381
2.000%, 8/7/20	500,000	502,151
1.625%, 9/19/21	500,000	488,480
2.000%, 6/26/22	1,000,000	983,025
3.000%, 8/7/25	750,000	759,221
2.250%, 9/19/26	500,000	468,326
General Electric Co.
2.700%, 10/9/22	3,375,000	3,393,913
Honeywell International, Inc.
1.400%, 10/30/19	1,000,000	992,369
4.250%, 3/1/21	500,000	537,921
1.850%, 11/1/21	1,000,000	978,733
2.500%, 11/1/26	1,000,000	943,929
Ingersoll-Rand Global Holding Co. Ltd.
6.875%, 8/15/18	1,071,000	1,144,132
2.875%, 1/15/19	750,000	763,389
Ingersoll-Rand Luxembourg Finance SA
2.625%, 5/1/20	500,000	505,685
Koninklijke Philips NV
3.750%, 3/15/22	406,000	421,227
Pentair Finance SA
5.000%, 5/15/21	550,000	592,685
3.150%, 9/15/22	500,000	495,118
Roper Technologies, Inc.
2.050%, 10/1/18	1,750,000	1,750,389
6.250%, 9/1/19	500,000	546,560
3.000%, 12/15/20	250,000	254,052
2.800%, 12/15/21	250,000	250,207
3.125%, 11/15/22	625,000	629,801
3.850%, 12/15/25	125,000	127,562
3.800%, 12/15/26	285,000	285,914

		19,321,871

Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,057,038
2.600%, 6/26/22	844,000	843,302
3.400%, 5/15/24	715,000	735,184
Crane Co.
4.450%, 12/15/23	400,000	419,609
Cummins, Inc.
3.650%, 10/1/23	500,000	522,954
Deere & Co.
4.375%, 10/16/19	658,000	698,554
2.600%, 6/8/22	1,312,000	1,310,120
Dover Corp.
4.300%, 3/1/21	656,000	698,733
3.150%, 11/15/25	250,000	251,938
Flowserve Corp.
4.000%, 11/15/23	700,000	722,156
Fortive Corp.
2.350%, 6/15/21§	500,000	493,400
3.150%, 6/15/26§	750,000	739,934
IDEX Corp.
4.200%, 12/15/21	300,000	311,649
Illinois Tool Works, Inc.
6.250%, 4/1/19	600,000	653,713
3.375%, 9/15/21	300,000	313,828
3.500%, 3/1/24	1,000,000	1,039,494
2.650%, 11/15/26	950,000	914,286
Kennametal, Inc.
2.650%, 11/1/19	250,000	250,060
3.875%, 2/15/22	560,000	552,791
Pall Corp.
5.000%, 6/15/20	300,000	323,455
Parker-Hannifin Corp.
5.500%, 5/15/18	500,000	521,226
3.300%, 11/21/24	600,000	609,456
Stanley Black & Decker, Inc.
2.451%, 11/17/18	500,000	505,129
2.900%, 11/1/22	994,000	1,003,220
5.750%, 12/15/53(l)(x)	600,000	630,750
Trinity Industries, Inc.
4.550%, 10/1/24	450,000	448,852
Wabtec Corp.
3.450%, 11/15/26§	500,000	485,443
Xylem, Inc.
3.250%, 11/1/26	570,000	561,548

		17,617,822

Professional Services (0.0%)
Dun & Bradstreet Corp. (The)
4.250%, 6/15/20	500,000	522,100
4.625%, 12/1/22	227,000	234,877
Equifax, Inc.
2.300%, 6/1/21	300,000	295,576
3.300%, 12/15/22	461,000	466,109
Verisk Analytics, Inc.
5.800%, 5/1/21	600,000	663,254
4.000%, 6/15/25	400,000	405,896

		2,587,812

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	725,000	774,939
3.050%, 3/15/22	2,156,000	2,207,840
3.850%, 9/1/23	750,000	791,917
3.750%, 4/1/24	250,000	263,234
3.400%, 9/1/24	500,000	513,598
3.000%, 4/1/25	750,000	748,566
3.650%, 9/1/25	500,000	521,459
3.250%, 6/15/27(x)	400,000	402,876
Canadian National Railway Co.
5.550%, 5/15/18	157,000	163,733
5.550%, 3/1/19	1,133,000	1,213,266
2.950%, 11/21/24	250,000	252,785

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Canadian Pacific Railway Co.
7.250%, 5/15/19	$645,000	$713,282
2.900%, 2/1/25	1,000,000	984,306
CSX Corp.
3.700%, 10/30/20	200,000	208,506
4.250%, 6/1/21	500,000	533,205
3.700%, 11/1/23	1,000,000	1,038,975
3.350%, 11/1/25	500,000	499,758
2.600%, 11/1/26	750,000	700,604
JB Hunt Transport Services, Inc.
3.300%, 8/15/22	300,000	303,144
Kansas City Southern
3.000%, 5/15/23	121,000	117,927
Norfolk Southern Corp.
5.750%, 4/1/18	446,000	463,245
5.900%, 6/15/19	1,317,000	1,426,457
2.903%, 2/15/23	1,150,000	1,143,445
2.900%, 6/15/26	500,000	482,641
Ryder System, Inc.
2.450%, 11/15/18	600,000	604,692
2.550%, 6/1/19	310,000	312,565
2.500%, 5/11/20	1,000,000	1,000,985
2.875%, 9/1/20	250,000	252,746
2.250%, 9/1/21	150,000	147,094
3.450%, 11/15/21	250,000	257,592
2.800%, 3/1/22	150,000	150,036
Union Pacific Corp.
2.250%, 2/15/19	1,000,000	1,010,735
2.250%, 6/19/20	250,000	251,092
4.000%, 2/1/21	170,000	180,604
2.950%, 1/15/23	500,000	505,596
2.750%, 4/15/23(x)	1,000,000	998,303
3.646%, 2/15/24	500,000	523,017
3.250%, 8/15/25	250,000	253,502
2.750%, 3/1/26	250,000	243,547
3.000%, 4/15/27	1,000,000	988,451

		24,150,265

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.625%, 9/4/18	500,000	504,107
3.375%, 1/15/19	2,750,000	2,808,073
2.125%, 1/15/20	500,000	495,232
3.875%, 4/1/21(x)	125,000	129,520
4.250%, 9/15/24	1,000,000	1,034,469
GATX Corp.
2.500%, 3/15/19	700,000	706,021
4.850%, 6/1/21	100,000	107,650
3.250%, 3/30/25	400,000	384,857

		6,169,929

Total Industrials		146,888,886

Information Technology (3.1%)
Communications Equipment (0.3%)
Cisco Systems, Inc.
1.650%, 6/15/18	1,000,000	1,005,926
4.950%, 2/15/19	2,757,000	2,927,635
1.600%, 2/28/19	375,000	375,150
2.125%, 3/1/19	1,650,000	1,666,476
1.400%, 9/20/19	1,750,000	1,736,559
4.450%, 1/15/20	1,312,000	1,402,549
2.450%, 6/15/20	1,000,000	1,012,887
2.200%, 2/28/21	1,250,000	1,248,650
2.900%, 3/4/21	570,000	584,635
1.850%, 9/20/21	1,650,000	1,613,048
3.000%, 6/15/22	450,000	459,296
2.600%, 2/28/23	500,000	497,948
2.200%, 9/20/23	750,000	724,632
3.625%, 3/4/24	1,000,000	1,047,867
3.500%, 6/15/25(x)	425,000	441,440
2.950%, 2/28/26	750,000	739,379
2.500%, 9/20/26	1,150,000	1,087,830
Harris Corp.
1.999%, 4/27/18	165,000	165,075
2.700%, 4/27/20	100,000	100,866
4.400%, 12/15/20	1,000,000	1,061,446
3.832%, 4/27/25	200,000	203,501
Juniper Networks, Inc.
3.125%, 2/26/19	250,000	254,518
3.300%, 6/15/20	350,000	357,884
4.600%, 3/15/21	62,000	65,787
4.500%, 3/15/24	175,000	183,255
4.350%, 6/15/25	350,000	359,365
Motorola Solutions, Inc.
3.500%, 9/1/21	1,000,000	1,007,960
3.750%, 5/15/22	94,000	95,087
3.500%, 3/1/23	1,000,000	978,724
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	1,094,000	1,116,490

		24,521,865

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
2.550%, 1/30/19	750,000	758,131
2.200%, 4/1/20	125,000	125,072
3.125%, 9/15/21	1,000,000	1,015,661
3.200%, 4/1/24	250,000	250,280
Arrow Electronics, Inc.
6.000%, 4/1/20	304,000	330,532
3.500%, 4/1/22	1,500,000	1,511,537
Avnet, Inc.
5.875%, 6/15/20	500,000	542,287
3.750%, 12/1/21	125,000	126,532
4.625%, 4/15/26	500,000	504,291
Corning, Inc.
4.250%, 8/15/20	274,000	290,018
2.900%, 5/15/22	650,000	651,283
Flex Ltd.
4.750%, 6/15/25(x)	800,000	839,252
FLIR Systems, Inc.
3.125%, 6/15/21	250,000	251,222
Jabil Circuit, Inc.
4.700%, 9/15/22	1,000,000	1,036,300
Keysight Technologies, Inc.
3.300%, 10/30/19	600,000	609,709
4.550%, 10/30/24	600,000	609,088
4.600%, 4/6/27	465,000	466,074
Tech Data Corp.
3.700%, 2/15/22	500,000	501,122
4.950%, 2/15/27(x)	500,000	503,976
Trimble, Inc.
4.750%, 12/1/24	350,000	362,540
Tyco Electronics Group SA
2.375%, 12/17/18	240,000	241,960
3.700%, 2/15/26	250,000	255,262

		11,782,129

Internet Software & Services (0.2%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	1,250,000	1,255,504
3.125%, 11/28/21	1,300,000	1,311,796
3.600%, 11/28/24	2,500,000	2,522,220
Alphabet, Inc.
3.625%, 5/19/21	950,000	1,004,223
3.375%, 2/25/24	500,000	520,486
1.998%, 8/15/26	2,000,000	1,845,026
Baidu, Inc.
3.250%, 8/6/18	1,226,000	1,243,129
2.750%, 6/9/19	500,000	504,375

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 6/30/20	$900,000	$911,030
3.500%, 11/28/22	500,000	509,375
4.125%, 6/30/25	695,000	722,978
eBay, Inc.
3.250%, 10/15/20	362,000	371,840
2.875%, 8/1/21(x)	1,150,000	1,158,049
3.800%, 3/9/22	1,250,000	1,299,043
2.600%, 7/15/22	1,100,000	1,077,245

		16,256,319

IT Services (0.5%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	1,000,000	1,010,632
3.375%, 9/15/25	500,000	513,059
Broadridge Financial Solutions, Inc.
3.950%, 9/1/20	400,000	418,684
3.400%, 6/27/26	350,000	340,334
Computer Sciences Corp.
4.450%, 9/15/22	200,000	210,968
Everett Spinco, Inc.
2.875%, 3/27/20(b)§	250,000	252,089
4.250%, 4/15/24(b)§	500,000	508,400
Fidelity National Information Services, Inc.
2.850%, 10/15/18	530,000	537,333
3.625%, 10/15/20	600,000	621,813
2.250%, 8/15/21	795,000	775,533
4.500%, 10/15/22	400,000	426,742
3.500%, 4/15/23	500,000	507,049
3.875%, 6/5/24	1,000,000	1,027,564
5.000%, 10/15/25	1,000,000	1,094,049
3.000%, 8/15/26	1,250,000	1,171,824
Fiserv, Inc.
2.700%, 6/1/20	1,000,000	1,010,701
4.750%, 6/15/21	94,000	100,807
3.500%, 10/1/22	500,000	512,128
3.850%, 6/1/25	1,500,000	1,529,849
International Business Machines Corp.
1.800%, 5/17/19	1,000,000	1,003,449
1.900%, 1/27/20	1,500,000	1,503,837
1.625%, 5/15/20	2,200,000	2,180,637
2.250%, 2/19/21	1,000,000	1,003,961
2.500%, 1/27/22(x)	1,750,000	1,762,643
1.875%, 8/1/22	1,750,000	1,690,582
2.875%, 11/9/22(x)	1,000,000	1,009,984
3.375%, 8/1/23	1,000,000	1,031,628
3.625%, 2/12/24	1,000,000	1,042,378
3.450%, 2/19/26	1,000,000	1,020,488
3.300%, 1/27/27	1,095,000	1,100,858
Mastercard, Inc.
2.000%, 11/21/21	500,000	495,228
3.375%, 4/1/24	1,000,000	1,033,216
2.950%, 11/21/26	1,150,000	1,143,742
Total System Services, Inc.
2.375%, 6/1/18	320,000	321,251
3.800%, 4/1/21	250,000	258,720
3.750%, 6/1/23	450,000	451,728
4.800%, 4/1/26	1,000,000	1,071,657
Visa, Inc.
2.200%, 12/14/20	2,500,000	2,507,266
2.800%, 12/14/22	1,750,000	1,762,266
3.150%, 12/14/25	3,450,000	3,460,001
Western Union Co. (The)
5.253%, 4/1/20	1,002,000	1,074,107
3.600%, 3/15/22	300,000	301,670

		40,800,855

Semiconductors & Semiconductor Equipment (0.4%)
Altera Corp.
2.500%, 11/15/18	500,000	507,499
4.100%, 11/15/23	600,000	643,942
Analog Devices, Inc.
2.500%, 12/5/21	300,000	296,802
2.875%, 6/1/23	250,000	246,568
3.125%, 12/5/23	500,000	498,856
3.900%, 12/15/25	450,000	458,867
3.500%, 12/5/26	500,000	496,015
Applied Materials, Inc.
2.625%, 10/1/20	430,000	435,783
4.300%, 6/15/21	625,000	673,117
Broadcom Corp.
2.375%, 1/15/20§	2,500,000	2,499,551
3.000%, 1/15/22§	2,500,000	2,496,215
3.625%, 1/15/24§	2,500,000	2,517,403
3.875%, 1/15/27§	2,750,000	2,766,636
Intel Corp.
2.450%, 7/29/20	1,525,000	1,548,395
1.700%, 5/19/21	250,000	244,149
3.300%, 10/1/21	1,257,000	1,305,007
3.100%, 7/29/22	600,000	615,950
2.700%, 12/15/22	1,875,000	1,880,691
3.700%, 7/29/25	1,795,000	1,869,154
2.600%, 5/19/26	500,000	477,716
KLA-Tencor Corp.
4.125%, 11/1/21	571,000	597,725
Lam Research Corp.
2.750%, 3/15/20	350,000	354,489
2.800%, 6/15/21	750,000	751,028
3.800%, 3/15/25	350,000	351,247
Maxim Integrated Products, Inc.
2.500%, 11/15/18	750,000	755,456
3.375%, 3/15/23	400,000	402,045
NVIDIA Corp.
2.200%, 9/16/21	395,000	386,160
3.200%, 9/16/26	850,000	824,655
QUALCOMM, Inc.
1.400%, 5/18/18	978,000	976,167
2.250%, 5/20/20	1,000,000	1,000,908
3.000%, 5/20/22	2,500,000	2,530,420
Texas Instruments, Inc.
1.000%, 5/1/18	500,000	497,561
1.650%, 8/3/19(x)	350,000	349,213
1.750%, 5/1/20	250,000	247,406
1.850%, 5/15/22	500,000	482,638
2.250%, 5/1/23	750,000	727,468
Xilinx, Inc.
2.125%, 3/15/19	500,000	501,163
3.000%, 3/15/21	500,000	504,071

		34,718,136

Software (0.7%)
Activision Blizzard, Inc.
2.300%, 9/15/21§	470,000	460,518
3.400%, 9/15/26§	600,000	585,603
Adobe Systems, Inc.
4.750%, 2/1/20	837,000	900,824
Autodesk, Inc.
3.125%, 6/15/20	600,000	611,333
4.375%, 6/15/25	600,000	618,016
CA, Inc.
5.375%, 12/1/19	400,000	431,706
3.600%, 8/1/20	300,000	310,321
3.600%, 8/15/22	200,000	202,904
4.700%, 3/15/27	250,000	259,205
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	175,415

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Electronic Arts, Inc.
3.700%, 3/1/21	$500,000	$518,797
4.800%, 3/1/26	600,000	647,553
Microsoft Corp.
1.000%, 5/1/18(x)	487,000	485,710
1.300%, 11/3/18	1,720,000	1,718,252
1.625%, 12/6/18	900,000	903,290
4.200%, 6/1/19	736,000	777,480
1.100%, 8/8/19	2,040,000	2,017,377
1.850%, 2/6/20	1,500,000	1,504,672
3.000%, 10/1/20	594,000	615,106
2.000%, 11/3/20	2,250,000	2,255,407
4.000%, 2/8/21	1,000,000	1,070,539
1.550%, 8/8/21	2,350,000	2,289,155
2.400%, 2/6/22	1,000,000	1,004,470
2.375%, 2/12/22	1,000,000	1,002,232
2.650%, 11/3/22	1,000,000	1,007,740
2.125%, 11/15/22(x)	500,000	489,600
2.375%, 5/1/23	1,250,000	1,232,198
2.000%, 8/8/23	1,350,000	1,297,870
3.625%, 12/15/23	2,000,000	2,109,105
2.875%, 2/6/24	335,000	337,618
2.700%, 2/12/25	1,500,000	1,471,861
3.125%, 11/3/25	2,600,000	2,610,675
2.400%, 8/8/26	3,260,000	3,078,888
3.300%, 2/6/27	3,000,000	3,043,356
Oracle Corp.
5.750%, 4/15/18	1,362,000	1,421,932
2.375%, 1/15/19	1,500,000	1,520,304
5.000%, 7/8/19	2,000,000	2,143,814
2.250%, 10/8/19	2,000,000	2,023,028
2.800%, 7/8/21	585,000	597,108
1.900%, 9/15/21	2,755,000	2,704,876
2.500%, 5/15/22	2,000,000	1,989,952
2.500%, 10/15/22	1,875,000	1,865,298
3.625%, 7/15/23	1,000,000	1,044,960
2.400%, 9/15/23	1,000,000	972,032
3.400%, 7/8/24	2,000,000	2,040,665
2.950%, 5/15/25	3,000,000	2,945,784
2.650%, 7/15/26	2,805,000	2,650,971

		61,965,520

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.
1.000%, 5/3/18	4,256,000	4,243,405
1.550%, 2/8/19	750,000	751,328
1.700%, 2/22/19	435,000	436,549
2.100%, 5/6/19	2,650,000	2,678,162
1.100%, 8/2/19	1,000,000	986,841
1.550%, 2/7/20	1,000,000	993,516
1.900%, 2/7/20	750,000	752,195
2.000%, 5/6/20	1,000,000	1,003,552
2.250%, 2/23/21	2,250,000	2,252,047
2.850%, 5/6/21	935,000	956,028
1.550%, 8/4/21	1,400,000	1,355,563
2.150%, 2/9/22	1,000,000	986,497
2.500%, 2/9/22	750,000	752,811
2.700%, 5/13/22	1,000,000	1,009,821
2.850%, 2/23/23	1,250,000	1,257,174
2.400%, 5/3/23	4,707,000	4,622,109
3.000%, 2/9/24	495,000	499,015
3.450%, 5/6/24	4,000,000	4,138,685
2.500%, 2/9/25	1,000,000	967,440
3.250%, 2/23/26	2,255,000	2,275,791
2.450%, 8/4/26	1,675,000	1,583,656
3.350%, 2/9/27	1,500,000	1,514,293
Diamond 1 Finance Corp.
3.480%, 6/1/19§	3,075,000	3,149,548
4.420%, 6/15/21§	3,750,000	3,920,999
5.450%, 6/15/23§	3,075,000	3,302,708
6.020%, 6/15/26§	3,905,000	4,256,148
Hewlett Packard Enterprise Co.
2.850%, 10/5/18	2,420,000	2,448,786
3.600%, 10/15/20	1,350,000	1,389,656
4.400%, 10/15/22	1,500,000	1,570,293
4.900%, 10/15/25	3,000,000	3,113,174
HP, Inc.
3.750%, 12/1/20	41,000	42,590
4.375%, 9/15/21	300,000	317,373
4.650%, 12/9/21	2,000,000	2,140,854
4.050%, 9/15/22(x)	1,000,000	1,042,177
NetApp, Inc.
3.375%, 6/15/21	550,000	560,414
Seagate HDD Cayman
3.750%, 11/15/18	2,500,000	2,546,875
4.250%, 3/1/22§	350,000	344,750
4.875%, 3/1/24§	300,000	292,125
Xerox Corp.
6.350%, 5/15/18	1,115,000	1,163,254
2.750%, 3/15/19	500,000	501,768
5.625%, 12/15/19	639,000	684,338
2.800%, 5/15/20(x)	750,000	743,366
3.500%, 8/20/20	250,000	252,917
4.500%, 5/15/21	185,000	192,407
3.800%, 5/15/24(x)	750,000	738,671

		70,731,669

Total Information Technology		260,776,493

Materials (1.0%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	538,740
3.150%, 10/1/22	131,000	130,886
3.500%, 6/1/23	1,000,000	1,012,072
Air Products & Chemicals, Inc.
4.375%, 8/21/19	439,000	464,753
2.750%, 2/3/23	1,000,000	997,520
3.350%, 7/31/24	750,000	779,329
Airgas, Inc.
3.050%, 8/1/20	500,000	512,704
3.650%, 7/15/24	450,000	465,531
Albemarle Corp.
4.150%, 12/1/24	250,000	260,184
Braskem Finance Ltd.
6.450%, 2/3/24(x)	1,250,000	1,337,875
Cabot Corp.
3.700%, 7/15/22	500,000	510,242
Celanese US Holdings LLC
5.875%, 6/15/21	370,000	408,856
4.625%, 11/15/22	450,000	476,580
Dow Chemical Co. (The)
8.550%, 5/15/19	2,642,000	2,990,011
4.250%, 11/15/20	1,984,000	2,099,622
4.125%, 11/15/21	100,000	106,408
3.000%, 11/15/22	1,000,000	1,011,634
Eastman Chemical Co.
2.700%, 1/15/20	1,000,000	1,012,312
3.600%, 8/15/22	1,125,000	1,156,464
3.800%, 3/15/25	1,000,000	1,022,280
Ecolab, Inc.
2.000%, 1/14/19	500,000	503,325
2.250%, 1/12/20	400,000	401,942
4.350%, 12/8/21	1,356,000	1,460,766
3.250%, 1/14/23	500,000	506,904
2.700%, 11/1/26	215,000	203,784

See Notes to Portfolio of Investments.

22

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
EI du Pont de Nemours & Co.
6.000%, 7/15/18	$2,203,000	$2,321,947
5.750%, 3/15/19	500,000	535,498
3.625%, 1/15/21	1,700,000	1,766,314
2.800%, 2/15/23	1,000,000	988,222
FMC Corp.
4.100%, 2/1/24	1,500,000	1,525,250
HB Fuller Co.
4.000%, 2/15/27	200,000	201,512
Lubrizol Corp. (The)
8.875%, 2/1/19	500,000	563,145
LYB International Finance BV
4.000%, 7/15/23	1,100,000	1,145,327
LyondellBasell Industries NV
5.000%, 4/15/19	1,004,000	1,057,590
6.000%, 11/15/21	1,800,000	2,037,451
Methanex Corp.
3.250%, 12/15/19	220,000	221,582
4.250%, 12/1/24	650,000	648,811
Monsanto Co.
5.125%, 4/15/18	869,000	894,523
1.850%, 11/15/18	400,000	398,360
2.750%, 7/15/21	750,000	749,649
Mosaic Co. (The)
4.250%, 11/15/23(x)	1,000,000	1,037,512
NewMarket Corp.
4.100%, 12/15/22	167,000	169,970
Potash Corp. of Saskatchewan, Inc.
6.500%, 5/15/19	860,000	930,690
4.875%, 3/30/20	194,000	205,518
3.625%, 3/15/24	500,000	501,279
4.000%, 12/15/26	500,000	512,159
PPG Industries, Inc.
3.600%, 11/15/20	350,000	364,941
Praxair, Inc.
1.250%, 11/7/18	1,400,000	1,390,044
4.500%, 8/15/19	800,000	847,756
2.250%, 9/24/20	500,000	502,094
4.050%, 3/15/21	500,000	529,523
3.000%, 9/1/21	600,000	613,961
2.200%, 8/15/22	450,000	441,275
2.700%, 2/21/23	500,000	496,409
3.200%, 1/30/26	350,000	356,499
RPM International, Inc.
6.125%, 10/15/19	700,000	764,612
3.750%, 3/15/27	350,000	349,029
Valspar Corp. (The)
7.250%, 6/15/19	439,000	484,320
4.200%, 1/15/22	200,000	209,507
Westlake Chemical Corp.
4.875%, 5/15/23§	500,000	520,207
3.600%, 8/15/26§	500,000	488,185

		47,141,395

Construction Materials (0.1%)
CRH America, Inc.
8.125%, 7/15/18	269,000	290,070
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	312,938
4.250%, 7/2/24	285,000	293,728
Vulcan Materials Co.
7.500%, 6/15/21	1,250,000	1,463,644
4.500%, 4/1/25	1,250,000	1,318,933

		3,679,313

Containers & Packaging (0.1%)
Bemis Co., Inc.
6.800%, 8/1/19	471,000	518,227
3.100%, 9/15/26	500,000	486,205
International Paper Co.
7.950%, 6/15/18	1,027,000	1,099,209
7.500%, 8/15/21	156,000	184,003
4.750%, 2/15/22	194,000	209,122
3.650%, 6/15/24	1,900,000	1,926,502
Packaging Corp. of America
3.900%, 6/15/22	500,000	523,143
4.500%, 11/1/23	200,000	214,188
3.650%, 9/15/24	1,000,000	1,012,651
WestRock RKT Co.
4.900%, 3/1/22	1,500,000	1,622,577

		7,795,827

Metals & Mining (0.2%)
Barrick Gold Corp.
4.100%, 5/1/23(x)	283,000	302,441
Barrick North America Finance LLC
4.400%, 5/30/21	409,000	437,416
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	1,100,000	1,119,215
3.850%, 9/30/23(x)	2,100,000	2,227,781
Goldcorp, Inc.
3.625%, 6/9/21	330,000	340,296
3.700%, 3/15/23	600,000	606,332
Newmont Mining Corp.
3.500%, 3/15/22	1,156,000	1,188,514
Nucor Corp.
5.850%, 6/1/18	800,000	836,770
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	518,685
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	1,087,000	1,238,330
4.125%, 5/20/21	595,000	630,753
3.750%, 9/20/21	397,000	416,450
3.750%, 6/15/25	1,000,000	1,038,350
Rio Tinto Finance USA plc
3.500%, 3/22/22	88,000	91,610
2.875%, 8/21/22	140,000	140,592
Southern Copper Corp.
5.375%, 4/16/20	253,000	273,872
3.500%, 11/8/22	244,000	244,915
3.875%, 4/23/25	300,000	301,500
Vale Overseas Ltd.
4.625%, 9/15/20(x)	1,700,000	1,769,836
5.875%, 6/10/21(x)	1,250,000	1,332,650
4.375%, 1/11/22	1,062,000	1,074,988
6.250%, 8/10/26	1,250,000	1,351,563
Yamana Gold, Inc.
4.950%, 7/15/24	250,000	251,379

		17,734,238

Paper & Forest Products (0.0%)
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,092,984
Fibria Overseas Finance Ltd.
5.500%, 1/17/27	625,000	624,000

		2,716,984

Total Materials		79,067,757

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Alexandria Real Estate Equities, Inc.
2.750%, 1/15/20	250,000	250,784
3.900%, 6/15/23	1,000,000	1,017,770
American Tower Corp.
3.400%, 2/15/19	950,000	971,166
5.050%, 9/1/20	1,058,000	1,138,502
3.300%, 2/15/21	1,750,000	1,774,306

See Notes to Portfolio of Investments.

23

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.450%, 9/15/21	$1,000,000	$1,017,020
2.250%, 1/15/22	1,250,000	1,204,778
4.700%, 3/15/22	500,000	534,276
3.500%, 1/31/23	1,150,000	1,155,720
5.000%, 2/15/24	1,000,000	1,077,385
AvalonBay Communities, Inc.
3.625%, 10/1/20	1,000,000	1,040,782
2.950%, 9/15/22	500,000	500,413
4.200%, 12/15/23	100,000	105,925
3.500%, 11/15/25	250,000	249,835
2.950%, 5/11/26	1,000,000	955,454
2.900%, 10/15/26	250,000	238,145
Boston Properties LP
3.700%, 11/15/18	600,000	617,787
5.875%, 10/15/19	200,000	216,546
5.625%, 11/15/20	2,015,000	2,228,153
3.850%, 2/1/23	500,000	519,025
3.125%, 9/1/23	1,000,000	991,850
Brandywine Operating Partnership LP
4.950%, 4/15/18	350,000	359,154
Brixmor Operating Partnership LP
3.875%, 8/15/22	475,000	486,205
3.250%, 9/15/23	750,000	732,421
3.850%, 2/1/25	355,000	350,349
4.125%, 6/15/26	275,000	276,003
3.900%, 3/15/27	250,000	245,220
Camden Property Trust
2.950%, 12/15/22	1,150,000	1,129,463
CBL & Associates LP (REIT)
4.600%, 10/15/24	262,000	239,188
5.950%, 12/15/26(x)	625,000	602,822
Columbia Property Trust Operating Partnership LP
4.150%, 4/1/25	250,000	254,133
3.650%, 8/15/26	250,000	239,969
Corporate Office Properties LP
3.700%, 6/15/21	750,000	763,868
3.600%, 5/15/23	200,000	194,799
5.000%, 7/1/25	100,000	104,097
Crown Castle International Corp.
3.400%, 2/15/21	555,000	566,678
2.250%, 9/1/21	1,000,000	968,011
5.250%, 1/15/23	1,000,000	1,088,999
4.450%, 2/15/26	2,165,000	2,245,034
3.700%, 6/15/26	165,000	161,714
CubeSmart LP
4.375%, 12/15/23	485,000	506,372
3.125%, 9/1/26	250,000	236,144
DCT Industrial Operating Partnership LP
4.500%, 10/15/23	125,000	130,313
DDR Corp.
3.500%, 1/15/21	550,000	552,760
4.625%, 7/15/22	1,000,000	1,047,535
3.375%, 5/15/23	350,000	337,952
3.625%, 2/1/25	250,000	240,046
Digital Realty Trust LP
5.875%, 2/1/20(x)	1,000,000	1,087,158
3.400%, 10/1/20	500,000	510,708
5.250%, 3/15/21	500,000	542,254
Duke Realty LP
3.250%, 6/30/26	750,000	727,644
EPR Properties
5.750%, 8/15/22	250,000	271,830
4.500%, 4/1/25	350,000	349,663
4.750%, 12/15/26	250,000	250,373
ERP Operating LP
2.375%, 7/1/19	800,000	806,634
4.750%, 7/15/20	450,000	481,217
3.000%, 4/15/23	1,000,000	991,679
3.375%, 6/1/25	1,000,000	993,535
Essex Portfolio LP
3.250%, 5/1/23	1,000,000	995,570
3.500%, 4/1/25	650,000	645,199
3.375%, 4/15/26	250,000	242,833
Government Properties Income Trust
3.750%, 8/15/19	500,000	505,532
HCP, Inc.
3.750%, 2/1/19	200,000	205,691
2.625%, 2/1/20	656,000	659,969
5.375%, 2/1/21	1,690,000	1,851,814
3.150%, 8/1/22	250,000	248,649
4.250%, 11/15/23	1,070,000	1,104,574
3.875%, 8/15/24	1,000,000	1,005,460
3.400%, 2/1/25	500,000	484,004
4.000%, 6/1/25	350,000	352,745
Healthcare Trust of America Holdings LP
3.375%, 7/15/21	350,000	355,330
3.700%, 4/15/23	250,000	249,022
3.500%, 8/1/26	185,000	177,305
Hospitality Properties Trust
4.250%, 2/15/21	350,000	364,853
4.500%, 6/15/23	1,000,000	1,031,754
5.250%, 2/15/26	350,000	367,740
4.950%, 2/15/27	540,000	552,662
Host Hotels & Resorts LP
4.750%, 3/1/23	1,100,000	1,160,867
3.875%, 4/1/24	1,000,000	1,007,410
4.000%, 6/15/25	310,000	310,877
Kilroy Realty LP
4.800%, 7/15/18	350,000	359,604
3.800%, 1/15/23	450,000	462,241
4.375%, 10/1/25	400,000	416,827
Kimco Realty Corp.
6.875%, 10/1/19	439,000	489,073
3.400%, 11/1/22	500,000	504,399
3.125%, 6/1/23	1,000,000	989,240
2.700%, 3/1/24	250,000	238,008
Kite Realty Group LP
4.000%, 10/1/26	250,000	240,685
Mid-America Apartments LP
4.300%, 10/15/23	175,000	184,520
3.750%, 6/15/24	450,000	457,686
4.000%, 11/15/25	350,000	355,642
National Retail Properties, Inc.
3.800%, 10/15/22	250,000	258,295
3.300%, 4/15/23	700,000	701,756
3.900%, 6/15/24	500,000	512,637
4.000%, 11/15/25	200,000	203,814
3.600%, 12/15/26	250,000	246,572
Omega Healthcare Investors, Inc.
4.375%, 8/1/23	1,075,000	1,090,102
4.500%, 1/15/25	450,000	448,949
Physicians Realty LP
4.300%, 3/15/27	250,000	250,136
Piedmont Operating Partnership LP
4.450%, 3/15/24	500,000	508,442
Prologis LP
2.750%, 2/15/19	214,000	217,001
3.350%, 2/1/21	1,000,000	1,025,860
4.250%, 8/15/23	100,000	106,640
3.750%, 11/1/25	445,000	456,616
Realty Income Corp.
6.750%, 8/15/19	750,000	829,205

See Notes to Portfolio of Investments.

24

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 10/15/22	$344,000	$348,710
4.650%, 8/1/23	1,000,000	1,076,525
4.125%, 10/15/26	725,000	746,817
Regency Centers LP
3.600%, 2/1/27	360,000	356,880
Senior Housing Properties Trust
3.250%, 5/1/19	850,000	853,356
Simon Property Group LP
2.200%, 2/1/19	1,500,000	1,508,236
5.650%, 2/1/20	1,985,000	2,161,096
2.500%, 9/1/20	500,000	504,809
4.375%, 3/1/21	1,095,000	1,165,903
2.350%, 1/30/22	500,000	493,037
3.750%, 2/1/24	1,000,000	1,037,453
3.500%, 9/1/25	500,000	503,050
3.250%, 11/30/26	500,000	489,121
Tanger Properties LP
6.125%, 6/1/20	500,000	546,931
3.125%, 9/1/26	500,000	465,450
UDR, Inc.
4.250%, 6/1/18	400,000	410,802
3.700%, 10/1/20	1,500,000	1,547,642
4.625%, 1/10/22	200,000	213,622
4.000%, 10/1/25	250,000	255,225
2.950%, 9/1/26	125,000	116,246
Ventas Realty LP
4.000%, 4/30/19	1,000,000	1,037,601
2.700%, 4/1/20	1,050,000	1,058,762
4.250%, 3/1/22	662,000	698,973
3.100%, 1/15/23	500,000	495,895
3.125%, 6/15/23	600,000	591,662
3.750%, 5/1/24	50,000	50,266
3.250%, 10/15/26	800,000	757,778
VEREIT Operating Partnership LP
3.000%, 2/6/19	600,000	600,750
4.125%, 6/1/21	320,000	327,936
4.600%, 2/6/24	400,000	411,000
4.875%, 6/1/26	485,000	504,097
Vornado Realty LP
2.500%, 6/30/19	500,000	503,860
Washington REIT
3.950%, 10/15/22	150,000	151,460
Weingarten Realty Investors
3.375%, 10/15/22	600,000	602,211
Welltower, Inc.
4.125%, 4/1/19	500,000	518,289
6.125%, 4/15/20	385,000	425,849
4.950%, 1/15/21	1,000,000	1,076,996
4.500%, 1/15/24	1,000,000	1,053,045
Weyerhaeuser Co.
4.625%, 9/15/23	1,000,000	1,076,374
WP Carey, Inc.
4.600%, 4/1/24	300,000	310,354
4.000%, 2/1/25	300,000	295,482
4.250%, 10/1/26	400,000	395,704

		92,056,631

Real Estate Management & Development (0.1%)
American Campus Communities Operating Partnership LP
3.350%, 10/1/20	600,000	611,657
3.750%, 4/15/23	500,000	511,367
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,562,600
Celulosa Arauco y Constitucion SA
5.000%, 1/21/21	1,800,000	1,898,876

		4,584,500

Total Real Estate		96,641,131

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
2.375%, 11/27/18	1,500,000	1,510,420
5.800%, 2/15/19	1,901,000	2,028,017
2.300%, 3/11/19	1,415,000	1,421,677
5.875%, 10/1/19	800,000	870,835
5.200%, 3/15/20	604,000	653,294
2.450%, 6/30/20	1,500,000	1,499,727
4.600%, 2/15/21	1,312,000	1,400,550
2.800%, 2/17/21	1,750,000	1,753,833
5.000%, 3/1/21	1,800,000	1,947,638
4.450%, 5/15/21	1,500,000	1,593,895
3.875%, 8/15/21	497,000	516,911
3.000%, 2/15/22	1,000,000	999,128
3.200%, 3/1/22	835,000	841,618
3.800%, 3/15/22	1,850,000	1,913,321
3.000%, 6/30/22	2,050,000	2,039,054
2.625%, 12/1/22	1,156,000	1,127,775
3.600%, 2/17/23	1,850,000	1,872,588
3.800%, 3/1/24	1,000,000	1,005,555
3.900%, 3/11/24	1,000,000	1,011,421
4.450%, 4/1/24	1,500,000	1,565,979
3.950%, 1/15/25	1,000,000	1,005,120
3.400%, 5/15/25	4,000,000	3,861,273
4.125%, 2/17/26	2,750,000	2,784,901
4.250%, 3/1/27	2,500,000	2,530,981
British Telecommunications plc
2.350%, 2/14/19	1,000,000	1,006,860
CC Holdings GS V LLC
3.849%, 4/15/23	500,000	511,305
Deutsche Telekom International Finance BV
6.750%, 8/20/18	1,650,000	1,758,295
6.000%, 7/8/19	100,000	108,498
Emirates Telecommunications Group Co. PJSC
2.375%, 6/18/19(m)	1,000,000	1,000,500
3.500%, 6/18/24(m)	1,000,000	1,006,000
Orange SA
2.750%, 2/6/19	1,000,000	1,011,819
5.375%, 7/8/19	500,000	535,270
1.625%, 11/3/19	1,000,000	985,171
4.125%, 9/14/21	1,000,000	1,053,505
Qwest Corp.
6.750%, 12/1/21	700,000	765,188
Telefonica Emisiones SAU
3.192%, 4/27/18	1,000,000	1,012,940
5.877%, 7/15/19	570,000	614,901
5.134%, 4/27/20	629,000	678,183
5.462%, 2/16/21	2,456,000	2,695,436
4.570%, 4/27/23	500,000	532,767
4.103%, 3/8/27	440,000	442,762
Telefonos de Mexico SAB de CV
5.500%, 11/15/19	1,100,000	1,185,118
TELUS Corp.
2.800%, 2/16/27	400,000	375,322
Verizon Communications, Inc.
3.650%, 9/14/18	3,000,000	3,079,604
4.500%, 9/15/20	2,228,000	2,371,399
3.450%, 3/15/21	2,600,000	2,667,642
4.600%, 4/1/21	1,800,000	1,923,184

See Notes to Portfolio of Investments.

25

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
1.750%, 8/15/21	$1,550,000	$1,483,365
3.000%, 11/1/21	625,000	627,454
3.500%, 11/1/21	1,000,000	1,024,006
2.946%, 3/15/22§	1,837,000	1,830,943
3.125%, 3/16/22	1,250,000	1,256,473
2.450%, 11/1/22	1,406,000	1,354,174
5.150%, 9/15/23	6,000,000	6,594,302
4.150%, 3/15/24	2,000,000	2,065,690
3.500%, 11/1/24	1,750,000	1,740,395
2.625%, 8/15/26	2,265,000	2,067,546
4.125%, 3/16/27	2,250,000	2,285,827

		87,407,355

Wireless Telecommunication Services (0.1%)
America Movil SAB de CV
5.000%, 3/30/20	1,460,000	1,560,361
3.125%, 7/16/22(x)	1,200,000	1,210,232
Rogers Communications, Inc.
6.800%, 8/15/18	1,391,000	1,484,317
3.000%, 3/15/23	750,000	745,880
3.625%, 12/15/25	500,000	503,394
2.900%, 11/15/26	500,000	470,036
Vodafone Group plc
5.450%, 6/10/19	1,526,000	1,633,098
2.500%, 9/26/22	700,000	682,760
2.950%, 2/19/23	1,306,000	1,277,540

		9,567,618

Total Telecommunication Services		96,974,973

Utilities (1.6%)
Electric Utilities (1.0%)
AEP Transmission Co. LLC
3.100%, 12/1/26§	250,000	246,448
Alabama Power Co.
2.450%, 3/30/22	500,000	494,830
American Electric Power Co., Inc.
2.950%, 12/15/22	150,000	150,342
Appalachian Power Co.
3.400%, 6/1/25	350,000	354,194
Arizona Public Service Co.
8.750%, 3/1/19	461,000	519,921
3.150%, 5/15/25(x)	200,000	200,938
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	652,770
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	244,319
2.400%, 9/1/26	250,000	234,193
Cleco Corporate Holdings LLC
3.743%, 5/1/26(x)§	750,000	741,262
Commonwealth Edison Co.
2.150%, 1/15/19	1,000,000	1,005,361
4.000%, 8/1/20	431,000	453,874
3.400%, 9/1/21	250,000	259,784
Connecticut Light & Power Co. (The)
5.650%, 5/1/18	100,000	104,189
2.500%, 1/15/23	156,000	153,388
3.200%, 3/15/27	250,000	250,940
DTE Electric Co.
5.600%, 6/15/18	250,000	261,776
3.650%, 3/15/24	245,000	258,431
Duke Energy Carolinas LLC
7.000%, 11/15/18	446,000	483,549
4.300%, 6/15/20	250,000	267,122
2.500%, 3/15/23	500,000	494,505
2.950%, 12/1/26	1,000,000	986,183
Duke Energy Corp.
2.100%, 6/15/18	500,000	501,543
5.050%, 9/15/19	655,000	699,698
1.800%, 9/1/21	750,000	723,821
3.050%, 8/15/22	1,100,000	1,106,158
3.750%, 4/15/24	350,000	359,225
Duke Energy Florida LLC
5.650%, 6/15/18	346,000	362,545
3.200%, 1/15/27	650,000	652,917
Duke Energy Florida Project Finance LLC
2.538%, 9/1/29	500,000	477,296
Duke Energy Indiana LLC
3.750%, 7/15/20	1,062,000	1,111,359
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	533,895
3.800%, 9/1/23	1,000,000	1,054,298
Duke Energy Progress LLC
5.300%, 1/15/19	700,000	743,471
Edison International
2.125%, 4/15/20	550,000	547,964
2.950%, 3/15/23	300,000	299,881
Emera US Finance LP
2.150%, 6/15/19	335,000	334,938
2.700%, 6/15/21	500,000	494,713
3.550%, 6/15/26	665,000	651,344
Enel Americas SA
4.000%, 10/25/26	165,000	162,733
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,000,000	1,040,275
3.700%, 6/1/24	1,000,000	1,042,168
Entergy Corp.
5.125%, 9/15/20	787,000	849,364
4.000%, 7/15/22	1,000,000	1,047,223
2.950%, 9/1/26	300,000	283,457
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	466,647
Entergy Texas, Inc.
7.125%, 2/1/19	600,000	653,771
Eversource Energy
4.500%, 11/15/19	419,000	444,151
2.750%, 3/15/22	500,000	501,220
3.150%, 1/15/25	150,000	148,310
Exelon Corp.
2.850%, 6/15/20	750,000	757,638
2.450%, 4/15/21	330,000	325,293
3.497%, 6/1/22	1,000,000	1,008,976
3.950%, 6/15/25	750,000	772,028
3.400%, 4/15/26	500,000	491,384
FirstEnergy Corp.
4.250%, 3/15/23	675,000	695,487
Florida Power & Light Co.
2.750%, 6/1/23	250,000	251,573
Fortis, Inc.
2.100%, 10/4/21§	465,000	449,808
3.055%, 10/4/26§	750,000	699,582
Georgia Power Co.
4.250%, 12/1/19	307,000	324,059
2.000%, 3/30/20	300,000	298,293
2.400%, 4/1/21	350,000	348,673
2.850%, 5/15/22	750,000	754,601
3.250%, 4/1/26	350,000	346,821
3.250%, 3/30/27	500,000	484,425
Great Plains Energy, Inc.
2.500%, 3/9/20	625,000	627,476
4.850%, 6/1/21	62,000	66,041
3.150%, 4/1/22	750,000	756,888
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,196,183

See Notes to Portfolio of Investments.

26

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
ITC Holdings Corp.
3.650%, 6/15/24	$325,000	$326,827
3.250%, 6/30/26	300,000	291,517
Jersey Central Power & Light Co.
7.350%, 2/1/19	100,000	108,835
Kansas City Power & Light Co.
7.150%, 4/1/19	500,000	549,346
3.150%, 3/15/23	250,000	251,739
3.650%, 8/15/25	500,000	507,803
LG&E & KU Energy LLC
3.750%, 11/15/20	500,000	517,562
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	544,650
MidAmerican Energy Co.
2.400%, 3/15/19	850,000	859,811
3.500%, 10/15/24	300,000	310,001
Nevada Power Co.
6.500%, 8/1/18	1,000,000	1,061,677
7.125%, 3/15/19	500,000	550,219
NextEra Energy Capital Holdings, Inc.
1.649%, 9/1/18	235,000	234,184
6.000%, 3/1/19	946,000	1,013,107
2.300%, 4/1/19	165,000	165,968
2.400%, 9/15/19	500,000	503,752
2.700%, 9/15/19	350,000	354,969
4.500%, 6/1/21	1,000,000	1,070,301
Northern States Power Co.
2.200%, 8/15/20	250,000	250,881
2.150%, 8/15/22	700,000	685,139
NSTAR Electric Co.
2.375%, 10/15/22	1,000,000	981,701
Ohio Power Co.
6.050%, 5/1/18	200,000	208,722
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	700,000	749,022
7.000%, 9/1/22	750,000	909,093
Pacific Gas & Electric Co.
8.250%, 10/15/18	755,000	827,193
3.500%, 10/1/20	1,344,000	1,384,577
3.250%, 6/15/23	250,000	254,400
3.750%, 2/15/24	450,000	469,879
3.400%, 8/15/24	500,000	509,759
3.500%, 6/15/25	250,000	254,934
2.950%, 3/1/26	500,000	485,252
3.300%, 3/15/27	500,000	501,870
PacifiCorp
5.500%, 1/15/19	300,000	320,329
2.950%, 2/1/22	500,000	509,079
3.600%, 4/1/24	600,000	621,117
PECO Energy Co.
2.375%, 9/15/22	500,000	491,018
3.150%, 10/15/25	700,000	702,943
PG&E Corp.
2.400%, 3/1/19	500,000	503,441
Portland General Electric Co.
6.100%, 4/15/19	373,000	399,248
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	309,639
PPL Capital Funding, Inc.
4.200%, 6/15/22	1,078,000	1,137,097
3.500%, 12/1/22	1,000,000	1,019,537
3.400%, 6/1/23	250,000	251,939
3.100%, 5/15/26	500,000	478,980
Progress Energy, Inc.
7.050%, 3/15/19	1,100,000	1,201,150
4.400%, 1/15/21	156,000	165,404
3.150%, 4/1/22	1,250,000	1,261,291
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	37,302
3.200%, 11/15/20	150,000	155,241
2.250%, 9/15/22	500,000	488,237
Public Service Electric & Gas Co.
5.300%, 5/1/18	596,000	620,710
2.300%, 9/15/18	650,000	656,954
1.900%, 3/15/21	175,000	172,434
2.375%, 5/15/23	500,000	489,174
2.250%, 9/15/26	450,000	417,117
South Carolina Electric & Gas Co.
6.500%, 11/1/18	500,000	535,576
Southern California Edison Co.
5.500%, 8/15/18	500,000	524,319
3.875%, 6/1/21	381,000	399,486
1.845%, 2/1/22	142,857	140,227
2.400%, 2/1/22	200,000	198,011
3.500%, 10/1/23	200,000	207,777
Southern Co. (The)
1.550%, 7/1/18	625,000	623,241
2.450%, 9/1/18	90,000	90,776
1.850%, 7/1/19	685,000	680,989
2.150%, 9/1/19	1,200,000	1,201,436
2.750%, 6/15/20	500,000	504,794
2.350%, 7/1/21	1,500,000	1,471,811
2.950%, 7/1/23	575,000	558,286
Southwestern Electric Power Co.
6.450%, 1/15/19	344,000	370,872
2.750%, 10/1/26	500,000	471,978
Southwestern Public Service Co.
3.300%, 6/15/24	300,000	305,169
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	578,317
UIL Holdings Corp.
4.625%, 10/1/20	500,000	517,666
Union Electric Co.
3.500%, 4/15/24	500,000	518,580
Virginia Electric & Power Co.
5.400%, 4/30/18	500,000	519,202
5.000%, 6/30/19	665,000	709,108
2.750%, 3/15/23	650,000	645,674
3.450%, 2/15/24	1,000,000	1,026,986
3.100%, 5/15/25	1,500,000	1,496,085
3.150%, 1/15/26	715,000	709,106
2.950%, 11/15/26	500,000	487,318
3.500%, 3/15/27	750,000	764,258
Westar Energy, Inc.
2.550%, 7/1/26	350,000	328,634
Wisconsin Electric Power Co.
2.950%, 9/15/21	725,000	741,806
Xcel Energy, Inc.
4.700%, 5/15/20	756,000	811,813
2.400%, 3/15/21	500,000	497,560
2.600%, 3/15/22	500,000	499,912
3.300%, 6/1/25	500,000	499,409
3.350%, 12/1/26	500,000	499,314

		87,007,500

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	544,000	607,932
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	346,000	360,002
4.500%, 1/15/21	592,000	624,847
Dominion Gas Holdings LLC
2.800%, 11/15/20	1,000,000	1,012,112
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	988,712

See Notes to Portfolio of Investments.

27

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
5.200%, 7/15/25	$1,000,000	$1,049,727
ONE Gas, Inc.
2.070%, 2/1/19	500,000	500,385
Southern California Gas Co.
3.150%, 9/15/24	550,000	559,771
2.600%, 6/15/26	500,000	476,600
Southern Natural Gas Co. LLC
4.400%, 6/15/21	150,000	158,679

		6,338,767

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	600,000	651,329
Enel Generacion Chile SA
4.250%, 4/15/24	400,000	410,521
Exelon Generation Co. LLC
5.200%, 10/1/19	1,000,000	1,069,844
2.950%, 1/15/20	250,000	253,817
PSEG Power LLC
5.125%, 4/15/20	650,000	694,825
3.000%, 6/15/21	650,000	655,024
Southern Power Co.
1.500%, 6/1/18	250,000	249,797
1.950%, 12/15/19	500,000	496,495
2.375%, 6/1/20	250,000	249,687
2.500%, 12/15/21	500,000	488,160
4.150%, 12/1/25	500,000	518,527

		5,738,026

Multi-Utilities (0.4%)
Ameren Corp.
2.700%, 11/15/20	250,000	252,318
Ameren Illinois Co.
9.750%, 11/15/18	750,000	844,058
2.700%, 9/1/22	500,000	503,392
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	994,000	1,033,104
2.400%, 2/1/20	750,000	756,751
3.750%, 11/15/23	1,100,000	1,145,131
Black Hills Corp.
4.250%, 11/30/23	600,000	635,012
3.950%, 1/15/26	350,000	357,905
CMS Energy Corp.
5.050%, 3/15/22	1,000,000	1,096,724
3.000%, 5/15/26	210,000	200,480
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	385,000	401,040
7.125%, 12/1/18	343,000	372,601
6.650%, 4/1/19	600,000	654,805
4.450%, 6/15/20	500,000	533,552
Consolidated Edison, Inc.
2.000%, 3/15/20	125,000	124,501
2.000%, 5/15/21	315,000	307,261
Consumers Energy Co.
6.700%, 9/15/19	1,002,000	1,117,879
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	776,439
Dominion Resources, Inc.
1.900%, 6/15/18	250,000	249,672
1.875%, 1/15/19	500,000	497,792
2.962%, 7/1/19(e)	250,000	253,411
1.600%, 8/15/19	350,000	345,995
5.200%, 8/15/19	316,000	338,455
2.500%, 12/1/19	1,212,000	1,225,441
4.104%, 4/1/21(e)	800,000	833,599
2.000%, 8/15/21	300,000	289,597
2.750%, 1/15/22(x)	500,000	497,076
3.625%, 12/1/24	1,250,000	1,256,423
2.850%, 8/15/26	450,000	416,517
DTE Energy Co.
1.500%, 10/1/19	250,000	246,038
2.400%, 12/1/19	350,000	352,145
3.300%, 6/15/22	300,000	303,730
3.500%, 6/1/24	1,000,000	1,000,054
2.850%, 10/1/26	750,000	700,100
3.800%, 3/15/27(x)	500,000	506,900
NiSource Finance Corp.
6.800%, 1/15/19	800,000	865,752
5.450%, 9/15/20	100,000	108,913
Puget Energy, Inc.
6.000%, 9/1/21	1,500,000	1,665,679
San Diego Gas & Electric Co.
3.600%, 9/1/23	1,650,000	1,723,381
2.500%, 5/15/26	500,000	476,892
Sempra Energy
6.150%, 6/15/18	100,000	105,325
9.800%, 2/15/19	1,000,000	1,140,207
1.625%, 10/7/19	350,000	345,820
2.850%, 11/15/20	300,000	303,712
2.875%, 10/1/22	563,000	557,228
3.550%, 6/15/24	250,000	252,067
3.750%, 11/15/25	300,000	305,112
Southern Co. Gas Capital Corp.
3.500%, 9/15/21	750,000	768,211
2.450%, 10/1/23	650,000	622,815
3.250%, 6/15/26	530,000	513,951
TECO Finance, Inc.
5.150%, 3/15/20	622,000	661,942
WEC Energy Group, Inc.
1.650%, 6/15/18	180,000	179,700
2.450%, 6/15/20	250,000	251,024
3.550%, 6/15/25	250,000	256,010

		31,529,639

Water Utilities (0.0%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	843,251
3.400%, 3/1/25	400,000	411,696
United Utilities plc
5.375%, 2/1/19	500,000	523,077

		1,778,024

Total Utilities		132,391,956

Total Corporate Bonds		2,700,200,515

Foreign Government Securities (4.1%)
Canadian Government Bond
1.625%, 2/27/19	3,500,000	3,516,749
Export Development Canada
1.000%, 6/15/18	1,000,000	996,202
1.250%, 12/10/18	800,000	797,805
1.750%, 8/19/19	3,000,000	3,012,626
1.000%, 9/13/19	750,000	739,471
1.625%, 1/17/20	2,000,000	1,997,622
1.500%, 5/26/21	1,000,000	979,237
1.375%, 10/21/21	1,000,000	979,937
Export-Import Bank of Korea
2.875%, 9/17/18	1,500,000	1,519,477
2.375%, 8/12/19	1,250,000	1,257,208
2.125%, 1/25/20	1,000,000	996,825
5.125%, 6/29/20	500,000	540,799
4.000%, 1/29/21	1,500,000	1,569,251
4.375%, 9/15/21	200,000	213,269
2.750%, 1/25/22	1,000,000	996,517
5.000%, 4/11/22	500,000	549,244
4.000%, 1/14/24	500,000	526,783
2.875%, 1/21/25	1,500,000	1,471,014
3.250%, 11/10/25	1,000,000	1,006,243
2.625%, 5/26/26	2,000,000	1,913,084

See Notes to Portfolio of Investments.

28

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
FMS Wertmanagement AoeR
1.625%, 11/20/18	$1,500,000	$1,504,828
1.750%, 1/24/20	2,000,000	1,999,095
1.750%, 3/17/20	1,250,000	1,247,739
1.375%, 6/8/21	1,500,000	1,453,129
Hydro-Quebec
8.400%, 1/15/22	125,000	155,400
Iraq Government AID Bond
2.149%, 1/18/22	665,000	665,883
Japan Bank for International Cooperation
1.750%, 7/31/18	2,000,000	1,998,964
1.750%, 11/13/18	1,700,000	1,702,302
1.750%, 5/29/19	2,500,000	2,485,783
2.250%, 2/24/20	1,000,000	1,000,430
1.500%, 7/21/21	1,500,000	1,436,496
2.000%, 11/4/21	665,000	647,096
3.375%, 7/31/23	2,000,000	2,082,134
2.125%, 2/10/25	1,500,000	1,427,122
2.750%, 1/21/26	1,000,000	990,931
2.375%, 4/20/26	2,000,000	1,919,660
1.875%, 7/21/26	1,500,000	1,374,659
2.250%, 11/4/26	1,000,000	943,260
Japan Finance Organization for Municipalities
4.000%, 1/13/21	700,000	733,367
Kingdom of Jordan
3.000%, 6/30/25	5,000,000	5,122,000
Korea Development Bank (The)
3.000%, 3/17/19	1,000,000	1,017,449
2.500%, 3/11/20	1,000,000	1,001,909
2.250%, 5/18/20	1,000,000	994,258
4.625%, 11/16/21	250,000	270,203
2.625%, 2/27/22	2,000,000	1,984,290
3.000%, 9/14/22	1,000,000	1,006,621
3.750%, 1/22/24	500,000	519,260
Kreditanstalt fuer Wiederaufbau
0.875%, 4/19/18	5,000,000	4,989,745
1.000%, 6/11/18	2,000,000	1,992,514
4.500%, 7/16/18	2,385,000	2,480,799
1.000%, 9/7/18	3,000,000	2,989,489
1.250%, 9/13/18	1,000,000	1,000,015
1.125%, 11/16/18	2,000,000	1,991,917
1.500%, 2/6/19	1,000,000	1,000,755
1.875%, 4/1/19	3,150,000	3,171,390
4.875%, 6/17/19	1,900,000	2,034,790
1.000%, 7/15/19	3,000,000	2,959,918
1.250%, 9/30/19	3,000,000	2,977,456
1.750%, 10/15/19	2,500,000	2,508,153
4.000%, 1/27/20	8,539,000	9,076,801
1.750%, 3/31/20	3,000,000	3,008,548
1.500%, 4/20/20	4,000,000	3,969,287
1.875%, 6/30/20	3,000,000	3,007,984
2.750%, 9/8/20	2,436,000	2,510,189
2.750%, 10/1/20	3,150,000	3,243,367
1.875%, 11/30/20	1,500,000	1,496,042
1.625%, 3/15/21	4,000,000	3,935,887
1.500%, 6/15/21(x)	4,000,000	3,931,688
2.375%, 8/25/21(x)	1,500,000	1,517,883
2.000%, 11/30/21	2,000,000	2,001,355
2.625%, 1/25/22	3,000,000	3,063,454
2.125%, 3/7/22	3,500,000	3,516,659
2.000%, 10/4/22	2,312,000	2,281,130
2.125%, 1/17/23	3,350,000	3,322,048
2.500%, 11/20/24	5,000,000	5,018,235
2.000%, 5/2/25	3,000,000	2,889,321
Landwirtschaftliche Rentenbank
1.000%, 4/4/18	3,250,000	3,239,882
1.750%, 4/15/19	2,000,000	2,007,240
1.375%, 10/23/19	829,000	822,872
2.000%, 12/6/21	1,000,000	1,000,422
2.000%, 1/13/25	3,000,000	2,889,467
1.750%, 7/27/26	500,000	462,790
Oesterreichische Kontrollbank AG
1.125%, 5/29/18	2,000,000	1,993,401
1.625%, 3/12/19	1,000,000	1,000,094
1.125%, 4/26/19	3,000,000	2,967,873
1.750%, 1/24/20	700,000	698,593
2.375%, 10/1/21	1,500,000	1,511,445
Petroleos Mexicanos
3.500%, 7/18/18	1,000,000	1,012,500
3.125%, 1/23/19	1,500,000	1,507,500
5.500%, 2/4/19	605,000	633,738
8.000%, 5/3/19	1,900,000	2,091,330
6.000%, 3/5/20(x)	2,323,000	2,494,321
3.500%, 7/23/20	2,000,000	2,012,500
6.375%, 2/4/21	1,000,000	1,085,000
4.875%, 1/24/22	1,500,000	1,539,300
5.375%, 3/13/22§	500,000	522,500
3.500%, 1/30/23	2,381,000	2,252,426
4.625%, 9/21/23(x)	1,300,000	1,304,225
4.875%, 1/18/24(x)	2,000,000	2,013,000
2.378%, 4/15/25	918,000	905,974
2.460%, 12/15/25	900,000	885,606
4.500%, 1/23/26(x)	2,000,000	1,911,000
6.875%, 8/4/26	1,000,000	1,109,045
6.500%, 3/13/27§	2,000,000	2,144,000
Province of Alberta Canada
1.900%, 12/6/19	2,000,000	2,002,065
Province of British Columbia
2.650%, 9/22/21	2,000,000	2,043,287
2.000%, 10/23/22	1,300,000	1,278,705
2.250%, 6/2/26	1,000,000	957,544
Province of Manitoba
1.125%, 6/1/18	1,000,000	995,511
1.750%, 5/30/19	1,000,000	1,000,665
2.100%, 9/6/22	1,468,000	1,444,306
3.050%, 5/14/24	1,000,000	1,020,787
2.125%, 6/22/26(x)	1,000,000	941,476
Province of New Brunswick
2.750%, 6/15/18	1,312,000	1,331,377
Province of Ontario
2.000%, 9/27/18	1,500,000	1,511,182
1.625%, 1/18/19	2,000,000	1,998,046
2.000%, 1/30/19	2,100,000	2,111,560
1.650%, 9/27/19	1,300,000	1,292,819
4.000%, 10/7/19	500,000	525,823
4.400%, 4/14/20	4,000,000	4,277,232
1.875%, 5/21/20	2,500,000	2,486,820
2.450%, 6/29/22(x)	1,700,000	1,704,289
3.200%, 5/16/24	2,500,000	2,577,640
2.500%, 4/27/26(x)	2,000,000	1,940,863
Province of Quebec
4.625%, 5/14/18	1,616,000	1,672,251
3.500%, 7/29/20	1,700,000	1,780,643
2.750%, 8/25/21	2,100,000	2,144,743
2.625%, 2/13/23	2,531,000	2,546,764
2.875%, 10/16/24	1,000,000	1,010,439
2.500%, 4/20/26	1,000,000	976,828
Republic of Chile
2.250%, 10/30/22(x)	245,000	239,977
3.125%, 1/21/26(x)	3,512,000	3,543,608

See Notes to Portfolio of Investments.

29

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of Colombia
7.375%, 3/18/19	$2,250,000	$2,479,500
4.375%, 7/12/21	2,350,000	2,491,000
2.625%, 3/15/23	1,200,000	1,152,000
4.000%, 2/26/24(x)	2,000,000	2,058,000
4.500%, 1/28/26(x)	1,000,000	1,055,000
Republic of Hungary
4.000%, 3/25/19(x)	3,000,000	3,112,500
6.375%, 3/29/21	3,000,000	3,378,750
5.375%, 2/21/23	1,000,000	1,101,250
5.375%, 3/25/24	3,000,000	3,337,500
Republic of Italy
6.875%, 9/27/23	2,000,000	2,336,885
Republic of Korea
7.125%, 4/16/19	1,796,000	1,977,043
3.875%, 9/11/23	250,000	267,734
2.750%, 1/19/27	1,500,000	1,472,584
Republic of Panama
5.200%, 1/30/20	1,143,000	1,234,440
4.000%, 9/22/24	890,000	926,713
3.750%, 3/16/25	3,000,000	3,063,750
Republic of Peru
7.125%, 3/30/19	1,437,000	1,577,108
Republic of Philippines
6.500%, 1/20/20	312,000	349,440
4.000%, 1/15/21	5,750,000	6,109,375
4.200%, 1/21/24	2,400,000	2,595,000
Republic of Poland
6.375%, 7/15/19	2,798,000	3,067,307
5.125%, 4/21/21	1,500,000	1,642,500
5.000%, 3/23/22	2,062,000	2,265,623
3.000%, 3/17/23	1,750,000	1,747,813
4.000%, 1/22/24	2,250,000	2,362,500
3.250%, 4/6/26	1,500,000	1,486,875
Republic of South Africa
6.875%, 5/27/19(x)	1,995,000	2,164,575
5.500%, 3/9/20	1,750,000	1,861,563
5.875%, 5/30/22(x)	1,000,000	1,092,500
4.665%, 1/17/24	1,000,000	1,012,500
5.875%, 9/16/25(x)	1,000,000	1,075,000
4.875%, 4/14/26	2,000,000	2,015,000
Republic of Ukraine
1.847%, 5/29/20	3,755,000	3,752,747
Republic of Uruguay
8.000%, 11/18/22	1,000,000	1,218,750
4.500%, 8/14/24(x)	500,000	533,125
State of Israel
5.125%, 3/26/19	1,587,000	1,690,155
4.000%, 6/30/22	1,000,000	1,061,250
3.150%, 6/30/23	500,000	506,875
2.875%, 3/16/26	1,000,000	978,750
Svensk Exportkredit AB
1.125%, 4/5/18	2,000,000	1,995,250
1.250%, 4/12/19	2,000,000	1,983,151
1.875%, 6/17/19	1,000,000	1,003,431
1.125%, 8/28/19	1,000,000	985,522
1.875%, 6/23/20	750,000	748,473
2.375%, 3/9/22	1,000,000	1,005,813
Ukraine Government AID Bonds
1.471%, 9/29/21	1,000,000	973,800
United Mexican States
5.950%, 3/19/19	3,000,000	3,232,500
5.125%, 1/15/20(x)	250,000	270,312
3.500%, 1/21/21(x)	2,000,000	2,074,000
3.625%, 3/15/22	7,000,000	7,201,250
3.600%, 1/30/25	2,000,000	1,995,000
4.125%, 1/21/26(x)	1,865,000	1,917,220
4.150%, 3/28/27	1,495,000	1,521,163

Total Foreign Government Securities		343,043,609

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	2,000	2,306
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	4,000	5,001
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	4,000	4,400
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	2,000	2,229
6.395%, 1/1/40	4,000	5,334
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	5,276
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	2,000	2,555
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	8,000	9,699
City of New York, General Obligation Bonds, Series 2009- A1
5.206%, 10/1/31	4,000	4,636
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	155,000	165,225
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881%, 7/1/42	4,000	4,410
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	5,818
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	204,000	269,816

See Notes to Portfolio of Investments.

30

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	$4,000	$5,223
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.107%, 7/1/18	1,000,000	1,007,620
2.995%, 7/1/20	750,000	770,925
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	2,000	2,245
7.055%, 4/1/57	4,000	4,393
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B
4.053%, 7/1/26	1,000,000	1,035,930
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/19	1,000,000	952,760
(Zero Coupon), 2/15/23	1,000,000	792,270
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	4,000	4,643
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,213
5.561%, 12/1/49	3,000	3,651
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	4,881
7.043%, 4/1/50	4,000	5,779
South Carolina State Public Service Authority, Revenue Bonds, Series D
2.388%, 12/1/23	1,000,000	917,590
State of California Department of Water Resources, Revenue Bonds, Series P
2.000%, 5/1/22	350,000	342,807
State of California, Various Purposes, General Obligation Bonds, Series 2009
6.200%, 3/1/19	200,000	217,606
6.200%, 10/1/19	400,000	443,772
State of Illinois, General Obligation Bonds, Series 2011
5.877%, 3/1/19	60,000	63,097
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,431

Total Municipal Bonds		7,065,541

Supranational (3.1%)
African Development Bank
1.000%, 11/2/18	2,000,000	1,986,540
1.375%, 12/17/18	857,000	854,423
1.000%, 5/15/19	2,000,000	1,976,260
1.375%, 2/12/20	1,000,000	989,880
1.875%, 3/16/20	2,500,000	2,497,408
1.250%, 7/26/21	1,000,000	963,410
Asian Development Bank
0.875%, 4/26/18	2,000,000	1,992,749
1.125%, 6/5/18	3,000,000	2,985,848
1.750%, 9/11/18	3,100,000	3,113,992
1.875%, 10/23/18	1,900,000	1,910,411
1.750%, 3/21/19	1,350,000	1,353,250
1.000%, 8/16/19	1,000,000	984,776
1.500%, 1/22/20	1,000,000	989,169
1.375%, 3/23/20	650,000	640,175
1.625%, 8/26/20	1,000,000	991,372
1.625%, 3/16/21	2,000,000	1,969,352
2.125%, 11/24/21	1,500,000	1,484,941
2.000%, 2/16/22	3,000,000	2,960,532
1.875%, 2/18/22	3,000,000	2,945,755
2.000%, 1/22/25	3,000,000	2,848,483
2.000%, 4/24/26	1,000,000	946,164
1.750%, 8/14/26	1,000,000	923,492
2.625%, 1/12/27	2,500,000	2,526,931
Corp. Andina de Fomento
8.125%, 6/4/19	1,229,000	1,375,859
4.375%, 6/15/22	1,500,000	1,601,423
Council of Europe Development Bank
1.125%, 5/31/18	1,000,000	997,864
1.750%, 11/14/19	1,500,000	1,501,264
1.875%, 1/27/20	750,000	752,815
1.625%, 3/10/20	1,000,000	995,590
European Bank for Reconstruction & Development
1.000%, 6/15/18	2,150,000	2,141,409
1.000%, 9/17/18	2,500,000	2,487,000
1.625%, 11/15/18	100,000	100,349
1.750%, 6/14/19	2,000,000	2,005,216
0.875%, 7/22/19	200,000	199,480
1.750%, 11/26/19	1,000,000	1,001,284
1.875%, 2/23/22	1,000,000	984,135
2.125%, 3/7/22	3,000,000	2,980,056

See Notes to Portfolio of Investments.

31

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
European Investment Bank
1.250%, 5/15/18	$2,500,000	$2,496,996
1.000%, 6/15/18	5,500,000	5,474,568
1.625%, 12/18/18	2,500,000	2,505,182
1.875%, 3/15/19	3,000,000	3,017,649
1.250%, 5/15/19(x)	4,000,000	3,970,056
1.750%, 6/17/19	5,000,000	5,012,328
1.125%, 8/15/19	1,000,000	987,474
1.250%, 12/16/19	3,000,000	2,960,615
1.625%, 3/16/20	4,000,000	3,984,017
1.750%, 5/15/20	2,000,000	1,985,354
1.375%, 6/15/20	5,000,000	4,921,263
2.875%, 9/15/20	2,750,000	2,857,684
1.625%, 12/15/20	1,000,000	999,692
4.000%, 2/16/21	2,200,000	2,358,300
2.000%, 3/15/21	4,000,000	3,989,457
2.500%, 4/15/21	2,000,000	2,031,616
1.625%, 6/15/21(x)	4,000,000	3,923,269
1.375%, 9/15/21	3,500,000	3,346,952
2.250%, 3/15/22	2,500,000	2,502,781
2.250%, 8/15/22	3,000,000	2,993,837
3.250%, 1/29/24	3,100,000	3,236,418
2.500%, 10/15/24	1,000,000	994,502
1.875%, 2/10/25	3,000,000	2,848,669
2.125%, 4/13/26	2,000,000	1,914,409
Inter-American Development Bank
1.125%, 8/28/18	2,000,000	1,992,717
4.250%, 9/10/18	1,967,000	2,046,297
1.000%, 5/13/19	2,000,000	1,977,962
3.875%, 9/17/19	1,000,000	1,054,572
1.250%, 10/15/19	1,000,000	990,838
1.750%, 10/15/19	5,000,000	5,016,729
3.875%, 2/14/20	3,349,000	3,551,781
1.875%, 6/16/20	1,500,000	1,504,589
1.375%, 7/15/20	5,000,000	4,933,012
2.125%, 11/9/20	3,100,000	3,126,787
1.875%, 3/15/21	1,150,000	1,146,743
1.250%, 9/14/21	1,000,000	967,615
2.125%, 1/18/22	1,000,000	1,002,953
3.000%, 2/21/24	2,000,000	2,075,289
2.125%, 1/15/25	2,000,000	1,947,895
2.000%, 6/2/26	1,050,000	1,000,752
International Bank for Reconstruction & Development
1.375%, 4/10/18	2,000,000	2,000,986
1.000%, 6/15/18	4,500,000	4,492,835
0.875%, 7/19/18	5,000,000	4,969,772
1.000%, 10/5/18	4,000,000	3,977,037
1.875%, 3/15/19	3,700,000	3,728,870
0.875%, 8/15/19	3,000,000	2,941,622
1.875%, 10/7/19	2,500,000	2,517,081
1.125%, 11/27/19	3,000,000	2,958,599
1.375%, 3/30/20	3,000,000	2,970,215
1.875%, 4/21/20	3,000,000	3,012,503
1.125%, 8/10/20	2,500,000	2,444,737
2.125%, 11/1/20	2,150,000	2,169,533
1.625%, 3/9/21	4,000,000	3,950,080
1.375%, 5/24/21	4,000,000	3,900,751
2.250%, 6/24/21	3,000,000	3,027,514
1.375%, 9/20/21	3,000,000	2,911,320
2.000%, 1/26/22	3,500,000	3,477,342
1.625%, 2/10/22	3,000,000	2,925,518
1.875%, 10/7/22	1,000,000	979,287
7.625%, 1/19/23	1,000,000	1,286,591
2.125%, 2/13/23	1,319,000	1,304,990
1.750%, 4/19/23	1,000,000	966,817
2.500%, 11/25/24	3,500,000	3,500,617
2.125%, 3/3/25	450,000	435,461
2.500%, 7/29/25	3,000,000	2,992,904
1.875%, 10/27/26	2,000,000	1,880,794
International Finance Corp.
0.875%, 6/15/18	2,750,000	2,735,164
1.750%, 9/4/18	3,000,000	3,017,232
1.250%, 11/27/18	469,000	469,436
1.750%, 9/16/19	2,500,000	2,513,077
1.625%, 7/16/20	1,500,000	1,493,565
1.125%, 7/20/21	1,250,000	1,203,000
2.125%, 4/7/26	2,000,000	1,923,851
Nordic Investment Bank
1.125%, 2/25/19	2,000,000	1,985,695
1.250%, 8/2/21(x)	2,000,000	1,912,095
2.125%, 2/1/22	1,000,000	995,745
North American Development Bank
2.400%, 10/26/22	1,150,000	1,127,662

Total Supranational		256,708,974

U.S. Government Agency Securities (3.0%)
FFCB
0.750%, 4/18/18	3,000,000	2,988,905
1.100%, 6/1/18	1,000,000	1,000,782
0.875%, 6/13/18	1,000,000	998,138
1.300%, 12/14/18	500,000	500,360
1.030%, 4/5/19	1,000,000	991,825
1.170%, 5/16/19	500,000	496,779
1.500%, 12/19/19	1,000,000	999,983
1.620%, 4/20/21	1,000,000	987,498
1.500%, 7/6/21	1,000,000	983,791
1.680%, 1/5/22	1,000,000	973,997

See Notes to Portfolio of Investments.

32

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
FHLB
4.875%, 5/17/17	$4,000	$4,020
5.000%, 11/17/17	1,000	1,025
1.150%, 6/22/18	2,000,000	2,000,436
0.875%, 6/29/18	5,000,000	4,983,853
0.625%, 8/7/18	5,000,000	4,967,189
0.875%, 10/1/18	5,000,000	4,979,095
1.750%, 12/14/18	3,000,000	3,024,184
1.250%, 1/16/19	7,000,000	6,992,821
1.875%, 3/8/19	500,000	504,855
1.375%, 3/18/19	5,000,000	4,999,692
1.625%, 6/14/19	3,000,000	3,015,314
0.875%, 8/5/19	5,000,000	4,935,466
1.000%, 9/26/19	3,000,000	2,965,920
1.375%, 11/15/19	8,495,000	8,474,364
1.650%, 1/6/20	2,000,000	1,998,726
1.875%, 3/13/20	2,000,000	2,016,914
4.125%, 3/13/20	4,000,000	4,289,355
1.830%, 7/29/20	1,000,000	1,005,061
1.375%, 2/18/21	3,150,000	3,103,605
1.750%, 3/12/21	2,000,000	1,994,886
1.125%, 7/14/21	5,000,000	4,849,549
1.875%, 11/29/21	5,000,000	4,985,684
2.875%, 9/13/24	2,000,000	2,060,523
5.500%, 7/15/36	3,000	3,977
FHLMC
1.000%, 5/11/18	1,000,000	999,400
1.050%, 5/17/18	2,000,000	1,999,593
4.875%, 6/13/18	2,000,000	2,089,364
1.060%, 6/22/18	2,000,000	1,995,332
1.000%, 6/29/18	1,000,000	999,235
1.050%, 7/27/18	1,000,000	998,916
1.000%, 8/15/18	1,000,000	997,307
1.070%, 9/6/18	1,000,000	998,416
1.100%, 9/13/18	2,000,000	1,997,304
0.875%, 10/12/18	5,000,000	4,972,661
3.750%, 3/27/19	3,470,000	3,632,572
1.750%, 5/30/19	3,000,000	3,022,355
1.250%, 7/26/19	2,000,000	1,987,952
2.000%, 7/30/19	600,000	607,896
1.250%, 8/1/19	3,500,000	3,485,769
1.300%, 8/28/19	2,000,000	1,988,540
1.250%, 10/2/19	7,500,000	7,458,227
1.500%, 1/17/20	3,000,000	2,995,916
1.800%, 1/27/20	1,000,000	1,000,277
1.900%, 3/30/20	500,000	500,667
1.800%, 4/13/20	500,000	500,310
1.375%, 5/1/20	5,350,000	5,317,191
1.330%, 12/30/20	1,000,000	983,033
2.375%, 1/13/22	7,947,000	8,085,893
Financing Corp.
9.800%, 4/6/18	250,000	272,279
FNMA
0.875%, 5/21/18	3,812,000	3,801,161
0.750%, 7/27/18	1,000,000	994,467
0.875%, 7/27/18	1,000,000	996,008
1.125%, 10/19/18(x)	3,000,000	2,995,740
1.625%, 11/27/18	3,000,000	3,018,398
1.125%, 12/14/18	5,000,000	4,989,682
1.250%, 12/28/18	250,000	249,289
1.875%, 2/19/19	2,000,000	2,020,583
1.250%, 2/26/19	1,000,000	996,232
1.750%, 6/20/19	5,000,000	5,034,926
1.250%, 6/28/19	1,000,000	992,655
1.075%, 7/11/19	500,000	495,317
0.875%, 8/2/19	5,000,000	4,932,293
1.250%, 8/23/19	1,000,000	993,304
1.000%, 8/28/19	5,000,000	4,947,276
1.750%, 9/12/19	5,500,000	5,539,689
(Zero Coupon), 10/9/19	4,000,000	3,817,362
1.000%, 10/24/19	4,750,000	4,694,162
1.650%, 1/27/20	1,000,000	999,628
1.500%, 6/22/20	2,500,000	2,492,183
1.500%, 11/30/20	2,817,000	2,797,099
1.875%, 12/28/20	1,313,000	1,319,856
1.375%, 2/26/21	3,000,000	2,955,572
1.250%, 5/6/21	5,000,000	4,886,271
1.250%, 8/17/21	5,000,000	4,860,247
1.375%, 10/7/21	2,000,000	1,953,163
2.000%, 1/5/22	5,000,000	5,004,597
2.625%, 9/6/24	2,500,000	2,545,352
2.125%, 4/24/26	8,165,000	7,811,282
1.875%, 9/24/26	2,000,000	1,863,438
Tennessee Valley Authority
4.500%, 4/1/18	156,000	161,109
3.875%, 2/15/21	2,830,000	3,049,465
1.875%, 8/15/22	1,000,000	987,654
2.875%, 9/15/24	2,400,000	2,476,152
2.875%, 2/1/27	1,000,000	1,005,840

Total U.S. Government Agency Securities		247,642,429

U.S. Treasury Obligations (50.1%)
U.S. Treasury Bonds
9.125%, 5/15/18	3,533,000	3,848,955
9.000%, 11/15/18	1,386,000	1,560,928
8.875%, 2/15/19	7,432,000	8,494,834
8.125%, 8/15/19	14,212,000	16,441,729
8.500%, 2/15/20	187,000	223,990
8.750%, 8/15/20	1,880,000	2,317,541
7.125%, 2/15/23	4,312,000	5,516,665
6.250%, 8/15/23	2,000,000	2,491,797

See Notes to Portfolio of Investments.

33

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
0.750%, 4/15/18	$35,000,000	$34,872,579
0.625%, 4/30/18	49,682,000	49,425,631
2.625%, 4/30/18	9,561,000	9,713,192
3.875%, 5/15/18	7,225,000	7,447,310
1.000%, 5/31/18	30,000,000	29,954,532
2.375%, 5/31/18	17,700,000	17,949,460
0.625%, 6/30/18	20,000,000	19,875,782
1.375%, 6/30/18	50,624,000	50,768,754
2.375%, 6/30/18	10,000,000	10,151,094
0.750%, 7/31/18	35,000,000	34,816,796
1.375%, 7/31/18	60,550,000	60,725,970
2.250%, 7/31/18	32,000,000	32,458,749
4.000%, 8/15/18	10,460,000	10,868,103
1.500%, 8/31/18	18,249,000	18,331,120
1.375%, 9/30/18	95,500,000	95,773,073
1.250%, 10/31/18	2,000,000	2,001,641
1.750%, 10/31/18	20,000,000	20,174,532
1.250%, 11/15/18	25,000,000	25,019,825
3.750%, 11/15/18	26,904,000	28,003,071
1.250%, 11/30/18	40,000,000	40,026,876
1.250%, 12/15/18	25,000,000	25,013,770
1.375%, 12/31/18	17,650,000	17,696,125
1.500%, 12/31/18	26,600,000	26,725,517
1.125%, 1/31/19	10,000,000	9,980,430
1.250%, 1/31/19	25,000,000	25,007,910
1.500%, 1/31/19	21,250,000	21,348,281
2.750%, 2/15/19	29,907,000	30,739,958
1.125%, 2/28/19	40,000,000	39,909,844
1.375%, 2/28/19	15,812,000	15,849,245
1.500%, 2/28/19	45,500,000	45,713,814
1.250%, 3/31/19	25,000,000	24,996,093
1.500%, 3/31/19	5,050,000	5,073,632
1.250%, 4/30/19	2,000,000	1,998,766
1.625%, 4/30/19	43,000,000	43,298,983
3.125%, 5/15/19	37,954,000	39,392,396
1.500%, 5/31/19	25,000,000	25,107,423
1.000%, 6/30/19	4,600,000	4,567,369
1.625%, 6/30/19	5,000,000	5,032,578
0.875%, 7/31/19	1,500,000	1,484,086
1.625%, 7/31/19	40,000,000	40,251,564
3.625%, 8/15/19	38,086,000	40,105,152
1.625%, 8/31/19	30,000,000	30,179,532
1.000%, 9/30/19	5,000,000	4,951,875
1.750%, 9/30/19	30,000,000	30,269,298
1.250%, 10/31/19	1,000,000	995,961
1.500%, 10/31/19	35,000,000	35,073,283
3.375%, 11/15/19	36,223,000	38,053,960
1.000%, 11/30/19	20,000,000	19,781,250
1.500%, 11/30/19	45,000,000	45,070,663
1.125%, 12/31/19	2,000,000	1,982,531
1.625%, 12/31/19	35,000,000	35,162,421
1.250%, 1/31/20	40,000,000	39,745,936
1.375%, 1/31/20	10,000,000	9,971,875
1.375%, 2/15/20	30,000,000	29,905,782
3.625%, 2/15/20	42,855,000	45,444,715
1.250%, 2/29/20	2,500,000	2,482,051
1.375%, 2/29/20	50,000,000	49,811,720
1.125%, 3/31/20	7,500,000	7,413,340
1.375%, 3/31/20	30,000,000	29,869,452
1.375%, 4/30/20	50,000,000	49,738,670
3.500%, 5/15/20	41,024,000	43,436,724
1.375%, 5/31/20	16,061,000	15,961,247
1.500%, 5/31/20	50,000,000	49,875,780
1.625%, 6/30/20	30,000,000	30,025,548
2.625%, 8/15/20	35,687,000	36,830,936
1.375%, 8/31/20	25,000,000	24,774,023
2.125%, 8/31/20	36,000,000	36,564,750
1.375%, 9/30/20	40,000,000	39,603,436
2.000%, 9/30/20	1,100,000	1,112,684
1.375%, 10/31/20	15,000,000	14,836,055
2.625%, 11/15/20	44,196,000	45,634,788
1.625%, 11/30/20	50,000,000	49,854,295
2.000%, 11/30/20	1,000,000	1,010,203
1.750%, 12/31/20	20,000,000	20,013,750
2.375%, 12/31/20	16,000,000	16,376,250
1.375%, 1/31/21	30,000,000	29,583,516
2.125%, 1/31/21	41,000,000	41,562,791
3.625%, 2/15/21	52,140,000	55,820,349
1.125%, 2/28/21	50,000,000	48,786,720
2.000%, 2/28/21	1,000,000	1,008,734
1.250%, 3/31/21	45,000,000	44,078,202
2.250%, 3/31/21	1,100,000	1,119,508
1.375%, 4/30/21	50,000,000	49,160,935
3.125%, 5/15/21	36,569,000	38,466,587
1.125%, 6/30/21	35,000,000	33,991,016
1.125%, 7/31/21	45,000,000	43,644,375
2.250%, 7/31/21	15,000,000	15,248,203
2.125%, 8/15/21	50,062,000	50,652,576
1.125%, 8/31/21	40,000,000	38,756,564
2.000%, 8/31/21	15,000,000	15,082,149
1.125%, 9/30/21	30,000,000	29,028,516
2.125%, 9/30/21	25,000,000	25,259,765
1.250%, 10/31/21	25,000,000	24,302,345
2.000%, 10/31/21	25,000,000	25,115,430
2.000%, 11/15/21	37,978,000	38,153,352
1.750%, 11/30/21	50,000,000	49,678,905
1.500%, 1/31/22	50,000,000	49,016,405
1.875%, 1/31/22	5,000,000	4,989,492
2.000%, 2/15/22	42,662,000	42,837,648
1.750%, 2/28/22	25,000,000	24,779,883
1.875%, 2/28/22	30,000,000	29,937,657
1.750%, 3/31/22	15,000,000	14,858,087
1.875%, 3/31/22	40,000,000	39,900,000
1.750%, 5/15/22	17,936,000	17,744,870
1.875%, 5/31/22	15,000,000	14,928,633
2.000%, 7/31/22	25,000,000	24,992,578
1.625%, 8/15/22	38,928,800	38,126,197
1.875%, 8/31/22	25,000,000	24,806,055
1.750%, 9/30/22	30,000,000	29,543,436
1.625%, 11/15/22	35,304,700	34,489,105
2.000%, 11/30/22	15,000,000	14,943,750
2.125%, 12/31/22	20,000,000	20,050,000
1.750%, 1/31/23	22,000,000	21,589,564
2.000%, 2/15/23	73,030,900	72,642,923
1.500%, 2/28/23	20,000,000	19,332,656
1.500%, 3/31/23	30,000,000	28,966,641
1.750%, 5/15/23	60,514,600	59,194,625
1.625%, 5/31/23	25,000,000	24,266,992
2.500%, 8/15/23	6,750,000	6,886,582
1.375%, 8/31/23	25,000,000	23,821,680
1.375%, 9/30/23	15,000,000	14,277,538
1.625%, 10/31/23	40,000,000	38,659,064
2.750%, 11/15/23	30,000,000	31,062,423
2.750%, 2/15/24	42,000,000	43,457,530
2.125%, 2/29/24	20,000,000	19,893,126
2.500%, 5/15/24	50,000,000	50,891,015
2.375%, 8/15/24	45,000,000	45,355,784
2.250%, 11/15/24	45,000,000	44,887,500
2.000%, 2/15/25	45,000,000	44,005,428
2.125%, 5/15/25	50,000,000	49,250,000
2.000%, 8/15/25	42,500,000	41,385,038
2.250%, 11/15/25	44,500,000	44,115,146
1.625%, 2/15/26	60,000,000	56,417,346
1.625%, 5/15/26	50,000,000	46,906,640
1.500%, 8/15/26	55,000,000	50,897,776
2.000%, 11/15/26	55,000,000	53,132,150
2.250%, 2/15/27	42,000,000	41,468,440

See Notes to Portfolio of Investments.

34

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Total U.S. Treasury Obligations		$4,157,570,190

Total Long-Term Debt Securities (93.0%) (Cost $7,665,697,860)		7,714,153,048

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
FHLMC,
8.375%(l)*	17,000	106,250
FNMA,
8.250%(l)(x)*	22,000	144,980

Total Preferred Stocks (0.0%) (Cost $18,166)		251,230

EXCHANGE TRADED FUNDS:
iShares 1-3 Year Treasury Bond Fund	2,420,000	204,538,400
iShares 3-7 Year Treasury Bond Fund	1,673,449	205,917,899
iShares 7-10 Year Treasury Bond Fund(x)	1,125,971	118,891,278

Total Exchange Traded Funds (6.4%) (Cost $525,051,822)		529,347,577

SHORT-TERM INVESTMENTS:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares	122,661,704	122,698,502

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $2,000,132, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $2,040,002.(xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $5,900,433, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $6,018,000.(xx)	5,900,000	5,900,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $1,000,091, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $1,020,002.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $14,601,582, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $16,030,604.(xx)	14,600,000	14,600,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $3,300,261, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $3,366,007.(xx)	3,300,000	3,300,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $1,820,756, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $1,857,048.(xx)	1,820,635	1,820,635
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $4,600,414, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $4,694,834.(xx)	4,600,000	4,600,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $3,500,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $3,572,156.(xx)	3,500,000	3,500,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $5,000,539, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $5,100,825.(xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

35

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $8,001,307, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $8,161,110.(xx)	$8,000,000	$8,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $12,000,980, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $12,241,000.(xx)	12,000,000	12,000,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $2,000,127, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $2,040,002.(xx)	2,000,000	2,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $6,000,945, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $6,120,000.(xx)	6,000,000	6,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $6,000,945, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $6,120,002.(xx)	6,000,000	6,000,000

Total Repurchase Agreements		75,720,635

Total Short-Term Investments (2.4%) (Cost $198,421,284)		198,419,137

Total Investments (101.8%) (Cost $8,389,189,132)		8,442,170,992
Other Assets Less Liabilities (-1.8%)		(149,270,681)

Net Assets (100%)		$8,292,900,311

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $41,459,378 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2017, the market value of these securities amounted to $3,202,450 or 0.0% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2017. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2017.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2017, the market value of these securities amounted to $2,006,500 or 0.0% of net assets.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $74,186,362. This was secured by cash collateral of $75,720,635 which was subsequently invested in joint repurchase agreements with a total value of $75,720,635, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

See Notes to Portfolio of Investments.

36

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,921,790	$—	$1,921,790
Corporate Bonds
Consumer Discretionary	—	166,968,059	—	166,968,059
Consumer Staples	—	193,542,764	—	193,542,764
Energy	—	239,455,220	—	239,455,220
Financials	—	1,022,115,235	—	1,022,115,235
Health Care	—	265,378,041	—	265,378,041
Industrials	—	146,888,886	—	146,888,886
Information Technology	—	260,776,493	—	260,776,493
Materials	—	79,067,757	—	79,067,757
Real Estate	—	96,641,131	—	96,641,131
Telecommunication Services	—	96,974,973	—	96,974,973
Utilities	—	132,391,956	—	132,391,956
Exchange Traded Funds	529,347,577	—	—	529,347,577
Foreign Government Securities	—	343,043,609	—	343,043,609
Municipal Bonds	—	7,065,541	—	7,065,541
Preferred Stocks
Financials	251,230	—	—	251,230
Supranational	—	256,708,974	—	256,708,974
U.S. Government Agency Securities	—	247,642,429	—	247,642,429
U.S. Treasury Obligations	—	4,157,570,190	—	4,157,570,190
Short-Term Investments
Investment Companies	122,698,502	—	—	122,698,502
Repurchase Agreements	—	75,720,635	—	75,720,635

Total Assets	$652,297,309	$7,789,873,683	$—	$8,442,170,992

Total Liabilities	$—	$—	$—	$—

Total	$652,297,309	$7,789,873,683	$—	$8,442,170,992

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,843,970
Aggregate gross unrealized depreciation	(46,636,577)

Net unrealized appreciation	$52,207,393

Federal income tax cost of investments	$8,389,963,599

See Notes to Portfolio of Investments.

37

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (3.4%)
Banco Bradesco SA (ADR)*	32,026	$327,946
Cielo SA	46,712	423,461
Embraer SA*	48,300	267,682
Itau Unibanco Holding SA (ADR)(Preference)(q)	29,878	360,628
Natura Cosmeticos SA	10,600	98,666
Petroleo Brasileiro SA (ADR)*	15,341	148,654

		1,627,037

China (8.6%)
Anhui Conch Cement Co. Ltd., Class H	108,500	368,577
BYD Co. Ltd., Class H	31,000	171,923
China BlueChemical Ltd., Class H	670,000	215,531
China Oilfield Services Ltd., Class H	222,000	213,102
China Petroleum & Chemical Corp., Class H	398,400	322,965
Dongfeng Motor Group Co. Ltd., Class H	156,000	175,240
Great Wall Motor Co. Ltd., Class H	348,000	396,294
Industrial & Commercial Bank of China Ltd., Class H	471,000	307,879
Jiangxi Copper Co. Ltd., Class H	262,000	407,926
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	83,000	305,449
TravelSky Technology Ltd., Class H	161,000	380,359
Weichai Power Co. Ltd., Class H(x)	305,000	538,455
Zhejiang Expressway Co. Ltd., Class H	242,000	316,377

		4,120,077

Colombia (1.1%)
Bancolombia SA (ADR)	7,153	285,190
Ecopetrol SA*	477,429	224,186

		509,376

Czech Republic (0.5%)
Komercni banka A/S	7,120	264,225

Hong Kong (0.6%)
Orient Overseas International Ltd.	53,000	283,021

Hungary (0.4%)
MOL Hungarian Oil & Gas plc	3,085	211,148

India (1.6%)
HDFC Bank Ltd. (ADR)	6,644	499,761
ICICI Bank Ltd. (ADR)	31,883	274,194

		773,955

Indonesia (1.3%)
Bank Rakyat Indonesia Persero Tbk. PT	336,000	327,162
Indofood Sukses Makmur Tbk. PT	486,200	291,892

		619,054

Malaysia (0.3%)
AMMB Holdings Bhd	124,800	131,131

Mexico (0.6%)
Grupo Financiero Banorte SAB de CV, Class O	32,900	189,187
La Comer SAB de CV*	153,100	124,379

		313,566

South Africa (1.6%)
FirstRand Ltd.(x)	113,023	390,552
Investec Ltd.	52,445	357,523

		748,075

South Korea (4.6%)
CJ Corp.	2,506	389,917
Dongbu Insurance Co. Ltd.	3,728	213,353
Hyundai Mobis Co. Ltd.	1,354	291,189
KT Corp.	5,459	155,720
POSCO	1,360	353,894
Samsung Electronics Co. Ltd.	441	812,358

		2,216,431

Taiwan (4.1%)
Advanced Semiconductor Engineering, Inc.	400,024	510,865
Hon Hai Precision Industry Co. Ltd.	110,000	329,901
Taiwan Semiconductor Manufacturing Co. Ltd.	108,000	672,720
Uni-President Enterprises Corp.	236,750	443,967

		1,957,453

Thailand (0.9%)
Kasikornbank PCL	41,300	227,157
PTT Global Chemical PCL	92,500	197,181

		424,338

Turkey (0.3%)
Akbank TAS	61,497	144,333

Total Common Stocks (29.9%) (Cost $14,402,077)		14,343,220

EXCHANGE TRADED FUNDS:
iShares Core MSCI Emerging Markets Fund	161,380	7,712,350
iShares MSCI Emerging Markets Fund	195,714	7,709,175
Vanguard FTSE Emerging Markets Fund	194,002	7,705,759

Total Exchange Traded Funds (48.1%) (Cost $23,650,545)		23,127,284

SHORT-TERM INVESTMENTS:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, IM Shares	889,022	889,288

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $200,022, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%- 6.500%, maturing 7/31/17-5/15/45; total market value $219,597.(xx)	$200,000	200,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $201,979, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $206,005.(xx)	201,966	201,966

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $10,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $10,206.(xx)	$10,000	$10,000

Total Repurchase Agreements		411,966

Total Short-Term Investments (2.7%) (Cost $1,301,328)		1,301,254

Total Investments (80.7%) (Cost $39,353,950)		38,771,758
Other Assets Less Liabilities (19.3%)		9,275,334

Net Assets (100%)		$48,047,092

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $587,418. This was secured by cash collateral of $411,966 which was subsequently invested in joint repurchase agreements with a total value of $411,966, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $249,892 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 3.625%, maturing 10/31/17-2/15/44.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$1,034,647	2.2%
Consumer Staples	958,904	2.0
Energy	1,120,054	2.3
Exchange Traded Funds	23,127,284	48.1
Financials	4,300,221	9.0
Health Care	305,450	0.6
Industrials	1,795,451	3.8
Information Technology	3,129,663	6.5
Investment Company	889,288	1.8
Materials	1,543,110	3.2
Repurchase Agreements	411,966	0.9
Telecommunication Services	155,720	0.3
Cash and Other	9,275,334	19.3

		100.0%

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index	215	June-17	$9,880,379	$10,335,050	$454,671

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$1,034,647	$—	$1,034,647
Consumer Staples	223,045	735,859	—	958,904
Energy	372,839	747,215	—	1,120,054
Financials	1,936,906	2,363,315	—	4,300,221
Health Care	—	305,450	—	305,450
Industrials	267,682	1,527,769	—	1,795,451
Information Technology	423,461	2,706,202	—	3,129,663
Materials	—	1,543,110	—	1,543,110
Telecommunication Services	—	155,720	—	155,720
Exchange Traded Funds
Exchange Traded Funds	23,127,284	—	—	23,127,284
Futures	454,671	—	—	454,671
Short-Term Investments
Investment Companies	889,288	—	—	889,288
Repurchase Agreements	—	411,966	—	411,966

Total Assets	$27,695,176	$11,531,253	$—	$39,226,429

Total Liabilities	$—	$—	$—	$—

Total	$27,695,176	$11,531,253	$—	$39,226,429

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,338,958
Aggregate gross unrealized depreciation	(2,005,829)

Net unrealized depreciation	$(666,871)

Federal income tax cost of investments	$39,438,629

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.3%)
Auto Components (0.2%)
BorgWarner, Inc.	49,270	$2,058,993
Delphi Automotive plc	66,736	5,371,581
Goodyear Tire & Rubber Co. (The)	64,200	2,311,200

		9,741,774

Automobiles (0.5%)
Ford Motor Co.	954,798	11,113,848
General Motors Co.	347,694	12,294,460
Harley-Davidson, Inc.	43,750	2,646,875

		26,055,183

Distributors (0.1%)
Genuine Parts Co.	36,410	3,364,648
LKQ Corp.*	75,087	2,197,797

		5,562,445

Diversified Consumer Services (0.0%)
H&R Block, Inc.	53,600	1,246,200

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	105,900	6,238,569
Chipotle Mexican Grill, Inc.*	7,201	3,208,190
Darden Restaurants, Inc.	30,850	2,581,219
Marriott International, Inc., Class A	78,217	7,366,477
McDonald’s Corp.	208,850	27,069,048
Royal Caribbean Cruises Ltd.	41,073	4,029,672
Starbucks Corp.	358,800	20,950,332
Wyndham Worldwide Corp.	26,895	2,266,980
Wynn Resorts Ltd.	19,429	2,226,758
Yum Brands, Inc.	85,230	5,446,197

		81,383,442

Household Durables (0.5%)
DR Horton, Inc.	82,800	2,758,068
Garmin Ltd.	28,160	1,439,258
Leggett & Platt, Inc.	32,700	1,645,464
Lennar Corp., Class A	45,950	2,352,180
Mohawk Industries, Inc.*	15,400	3,534,146
Newell Brands, Inc.	117,980	5,565,117
PulteGroup, Inc.	75,607	1,780,545
Whirlpool Corp.	18,516	3,172,346

		22,247,124

Internet & Direct Marketing Retail (2.5%)
Amazon.com, Inc.*	96,319	85,390,646
Expedia, Inc.	29,439	3,714,319
Netflix, Inc.*	104,920	15,508,225
Priceline Group, Inc. (The)*	12,156	21,637,315
TripAdvisor, Inc.*	27,909	1,204,553

		127,455,058

Leisure Products (0.1%)
Hasbro, Inc.	27,608	2,755,830
Mattel, Inc.	83,300	2,133,313

		4,889,143

Media (3.2%)
CBS Corp. (Non-Voting), Class B	99,500	6,901,320
Charter Communications, Inc., Class A*	53,101	17,381,019
Comcast Corp., Class A	1,175,654	44,192,834
Discovery Communications, Inc., Class A(x)*	36,866	1,072,432
Discovery Communications, Inc., Class C*	54,766	1,550,425
DISH Network Corp., Class A*	51,609	3,276,655
Interpublic Group of Cos., Inc. (The)	98,026	2,408,499
News Corp., Class A	93,050	1,209,650
News Corp., Class B	29,211	394,348
Omnicom Group, Inc.	57,850	4,987,249
Scripps Networks Interactive, Inc., Class A	23,261	1,822,965
TEGNA, Inc.	52,400	1,342,488
Time Warner, Inc.	190,300	18,594,213
Twenty-First Century Fox, Inc., Class A	260,335	8,432,251
Twenty-First Century Fox, Inc., Class B	119,145	3,786,428
Viacom, Inc., Class B	84,900	3,958,038
Walt Disney Co. (The)	361,802	41,024,729

		162,335,543

Multiline Retail (0.5%)
Dollar General Corp.	63,450	4,424,369
Dollar Tree, Inc.*	57,695	4,526,750
Kohl’s Corp.	43,920	1,748,455
Macy’s, Inc.	75,422	2,235,508
Nordstrom, Inc.(x)	28,370	1,321,191
Target Corp.	140,670	7,763,577

		22,019,850

Specialty Retail (2.4%)
Advance Auto Parts, Inc.	18,087	2,681,579
AutoNation, Inc.*	16,219	685,901
AutoZone, Inc.*	7,230	5,227,651
Bed Bath & Beyond, Inc.	37,700	1,487,642
Best Buy Co., Inc.	67,475	3,316,396
CarMax, Inc.*	46,856	2,774,812
Foot Locker, Inc.	33,118	2,477,558
Gap, Inc. (The)	53,555	1,300,851
Home Depot, Inc. (The)	302,368	44,396,693
L Brands, Inc.	58,717	2,765,571
Lowe’s Cos., Inc.	214,030	17,595,406
O’Reilly Automotive, Inc.*	23,234	6,269,463
Ross Stores, Inc.	97,040	6,392,025
Signet Jewelers Ltd.	17,038	1,180,222
Staples, Inc.	159,045	1,394,825
Tiffany & Co.	26,260	2,502,578
TJX Cos., Inc. (The)	160,700	12,708,156
Tractor Supply Co.	32,715	2,256,354
Ulta Beauty, Inc.*	14,391	4,104,745

		121,518,428

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	68,200	2,818,706
Hanesbrands, Inc.(x)	92,403	1,918,286
Michael Kors Holdings Ltd.*	41,268	1,572,723
NIKE, Inc., Class B	329,900	18,385,327
PVH Corp.	19,656	2,033,806
Ralph Lauren Corp.	13,800	1,126,356
Under Armour, Inc., Class A(x)*	44,816	886,461
Under Armour, Inc., Class C(x)*	45,027	823,994
VF Corp.	81,150	4,460,816

		34,026,475

Total Consumer Discretionary	.	618,480,665

Consumer Staples (9.2%)
Beverages (2.0%)
Brown-Forman Corp., Class B	44,550	2,057,319
Coca-Cola Co. (The)	950,416	40,335,655
Constellation Brands, Inc., Class A	43,350	7,025,734
Dr Pepper Snapple Group, Inc.	45,375	4,443,120
Molson Coors Brewing Co., Class B	45,050	4,311,736
Monster Beverage Corp.*	99,170	4,578,679
PepsiCo, Inc.	352,103	39,386,242

		102,138,485

Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	107,250	17,984,753

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CVS Health Corp.	260,845	$20,476,332
Kroger Co. (The)	232,100	6,844,629
Sysco Corp.	124,900	6,484,808
Walgreens Boots Alliance, Inc.	209,150	17,369,908
Wal-Mart Stores, Inc.	370,818	26,728,561
Whole Foods Market, Inc.	77,950	2,316,674

		98,205,665

Food Products (1.5%)
Archer-Daniels-Midland Co.	142,266	6,549,927
Campbell Soup Co.	47,500	2,718,900
Conagra Brands, Inc.	101,950	4,112,663
General Mills, Inc.	146,000	8,615,460
Hershey Co. (The)	34,300	3,747,275
Hormel Foods Corp.	66,116	2,289,597
JM Smucker Co. (The)	28,447	3,728,833
Kellogg Co.	61,700	4,480,037
Kraft Heinz Co. (The)	145,727	13,233,469
McCormick & Co., Inc. (Non-Voting)	28,150	2,746,032
Mead Johnson Nutrition Co.	45,150	4,021,962
Mondelez International, Inc., Class A	380,531	16,393,275
Tyson Foods, Inc., Class A	72,750	4,489,403

		77,126,833

Household Products (1.8%)
Church & Dwight Co., Inc.	62,998	3,141,710
Clorox Co. (The)	31,650	4,267,370
Colgate-Palmolive Co.	218,150	15,966,399
Kimberly-Clark Corp.	87,994	11,582,650
Procter & Gamble Co. (The)	635,991	57,143,791

		92,101,920

Personal Products (0.1%)
Coty, Inc., Class A	115,422	2,092,601
Estee Lauder Cos., Inc. (The), Class A	54,050	4,582,899

		6,675,500

Tobacco (1.8%)
Altria Group, Inc.	478,000	34,138,760
Philip Morris International, Inc.	379,550	42,851,195
Reynolds American, Inc.	202,524	12,763,062

		89,753,017

Total Consumer Staples		466,001,420

Energy (6.4%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	104,657	6,260,582
Halliburton Co.	210,650	10,366,086
Helmerich & Payne, Inc.(x)	26,469	1,762,041
National Oilwell Varco, Inc.	92,397	3,704,196
Schlumberger Ltd.	340,234	26,572,275
TechnipFMC plc*	116,491	3,785,958
Transocean Ltd.(x)*	94,702	1,179,040

		53,630,178

Oil, Gas & Consumable Fuels (5.4%)
Anadarko Petroleum Corp.	133,494	8,276,628
Apache Corp.	92,780	4,767,964
Cabot Oil & Gas Corp.	113,736	2,719,428
Chesapeake Energy Corp.(x)*	182,300	1,082,862
Chevron Corp.	461,584	49,560,274
Cimarex Energy Co.	23,252	2,778,381
Concho Resources, Inc.*	34,778	4,463,409
ConocoPhillips	302,984	15,109,812
Devon Energy Corp.	128,100	5,344,332
EOG Resources, Inc.	134,700	13,139,985
EQT Corp.	42,217	2,579,459
Exxon Mobil Corp.#	1,014,580	83,205,706
Hess Corp.	65,850	3,174,628
Kinder Morgan, Inc.	469,716	10,211,626
Marathon Oil Corp.	207,214	3,273,981
Marathon Petroleum Corp.	129,314	6,535,530
Murphy Oil Corp.(x)	39,550	1,130,734
Newfield Exploration Co.*	48,500	1,790,135
Noble Energy, Inc.	105,106	3,609,340
Occidental Petroleum Corp.	186,850	11,838,816
ONEOK, Inc.(x)	51,414	2,850,392
Phillips 66	108,742	8,614,541
Pioneer Natural Resources Co.	41,529	7,733,946
Range Resources Corp.	45,919	1,336,243
Southwestern Energy Co.*	120,643	985,653
Tesoro Corp.	29,104	2,359,170
Valero Energy Corp.	112,885	7,483,147
Williams Cos., Inc. (The)	167,050	4,943,010

		270,899,132

Total Energy		324,529,310

Financials (14.4%)
Banks (6.5%)
Bank of America Corp.	2,496,821	58,900,007
BB&T Corp.	199,200	8,904,240
Citigroup, Inc.	710,800	42,520,056
Citizens Financial Group, Inc.	127,021	4,388,576
Comerica, Inc.	42,550	2,918,079
Fifth Third Bancorp	187,417	4,760,392
Huntington Bancshares, Inc.	265,588	3,556,223
JPMorgan Chase & Co.	883,791	77,632,201
KeyCorp	264,700	4,706,366
M&T Bank Corp.	38,400	5,941,632
People’s United Financial, Inc.	76,043	1,383,983
PNC Financial Services Group, Inc. (The)	120,279	14,462,347
Regions Financial Corp.	307,052	4,461,466
SunTrust Banks, Inc.	122,600	6,779,780
US Bancorp	393,645	20,272,717
Wells Fargo & Co.	1,111,003	61,838,427
Zions Bancorp	50,150	2,106,300

		325,532,792

Capital Markets (2.8%)
Affiliated Managers Group, Inc.	13,211	2,165,811
Ameriprise Financial, Inc.	39,507	5,123,268
Bank of New York Mellon Corp. (The)	261,219	12,337,373
BlackRock, Inc.	29,914	11,472,318
CBOE Holdings, Inc.	22,662	1,837,208
Charles Schwab Corp. (The)	294,555	12,020,789
CME Group, Inc.	82,915	9,850,302
E*TRADE Financial Corp.*	66,940	2,335,537
Franklin Resources, Inc.	85,901	3,619,868
Goldman Sachs Group, Inc. (The)	92,292	21,201,318
Intercontinental Exchange, Inc.	145,680	8,721,862
Invesco Ltd.	100,201	3,069,157
Moody’s Corp.	40,976	4,590,951
Morgan Stanley	360,113	15,427,241
Nasdaq, Inc.	27,873	1,935,780
Northern Trust Corp.	52,100	4,510,818
Raymond James Financial, Inc.	31,814	2,426,136
S&P Global, Inc.	64,650	8,452,341
State Street Corp.	89,720	7,142,609
T Rowe Price Group, Inc.	60,786	4,142,566

		142,383,253

Consumer Finance (0.8%)
American Express Co.	189,810	15,015,869
Capital One Financial Corp.	123,794	10,727,988
Discover Financial Services	98,721	6,751,529

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Navient Corp.	77,542	$1,144,520
Synchrony Financial	193,762	6,646,037

		40,285,943

Diversified Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	464,574	77,435,194
Leucadia National Corp.	79,342	2,062,892

		79,498,086

Insurance (2.7%)
Aflac, Inc.	100,200	7,256,484
Allstate Corp. (The)	90,876	7,405,485
American International Group, Inc.	248,848	15,535,581
Aon plc	64,975	7,711,883
Arthur J Gallagher & Co.	43,216	2,443,433
Assurant, Inc.	13,930	1,332,683
Chubb Ltd.	113,850	15,512,063
Cincinnati Financial Corp.	36,613	2,646,022
Hartford Financial Services Group, Inc. (The)	94,350	4,535,404
Lincoln National Corp.	56,978	3,729,210
Loews Corp.	67,597	3,161,512
Marsh & McLennan Cos., Inc.	126,750	9,365,557
MetLife, Inc.	268,799	14,197,963
Principal Financial Group, Inc.	65,400	4,127,394
Progressive Corp. (The)	142,300	5,575,314
Prudential Financial, Inc.	106,900	11,404,092
Torchmark Corp.	27,262	2,100,264
Travelers Cos., Inc. (The)	70,574	8,506,990
Unum Group	57,320	2,687,735
Willis Towers Watson plc	31,801	4,162,433
XL Group Ltd.	67,250	2,680,585

		136,078,087

Total Financials		723,778,161

Health Care (13.8%)
Biotechnology (2.8%)
AbbVie, Inc.	398,427	25,961,503
Alexion Pharmaceuticals, Inc.*	54,900	6,656,076
Amgen, Inc.	183,130	30,046,139
Biogen, Inc.*	53,639	14,665,976
Celgene Corp.*	189,700	23,604,371
Gilead Sciences, Inc.	322,858	21,928,515
Incyte Corp.*	43,506	5,815,447
Regeneron Pharmaceuticals, Inc.*	18,534	7,182,110
Vertex Pharmaceuticals, Inc.*	60,633	6,630,219

		142,490,356

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	420,320	18,666,411
Baxter International, Inc.	119,750	6,210,235
Becton Dickinson and Co.	52,129	9,562,544
Boston Scientific Corp.*	332,856	8,278,129
Cooper Cos., Inc. (The)	11,928	2,384,288
CR Bard, Inc.	18,000	4,473,720
Danaher Corp.	148,650	12,714,034
DENTSPLY SIRONA, Inc.	56,978	3,557,706
Edwards Lifesciences Corp.*	52,058	4,897,096
Hologic, Inc.*	67,839	2,886,549
IDEXX Laboratories, Inc.*	22,254	3,440,691
Intuitive Surgical, Inc.*	9,463	7,253,106
Medtronic plc	338,102	27,237,497
Stryker Corp.	76,000	10,005,400
Varian Medical Systems, Inc.*	22,888	2,085,783
Zimmer Biomet Holdings, Inc.	48,950	5,977,285

		129,630,474

Health Care Providers & Services (2.6%)
Aetna, Inc.	85,878	10,953,739
AmerisourceBergen Corp.	40,950	3,624,075
Anthem, Inc.	64,450	10,658,741
Cardinal Health, Inc.	77,925	6,354,784
Centene Corp.*	41,687	2,970,616
Cigna Corp.	62,750	9,192,247
DaVita, Inc.*	40,438	2,748,571
Envision Healthcare Corp.*	28,731	1,761,785
Express Scripts Holding Co.*	154,155	10,160,356
HCA Holdings, Inc.*	72,280	6,432,197
Henry Schein, Inc.*	20,066	3,410,618
Humana, Inc.	36,500	7,524,110
Laboratory Corp. of America Holdings*	25,050	3,593,923
McKesson Corp.	55,231	8,188,548
Patterson Cos., Inc.(x)	20,300	918,169
Quest Diagnostics, Inc.	34,050	3,343,369
UnitedHealth Group, Inc.	233,000	38,214,330
Universal Health Services, Inc., Class B	22,050	2,744,123

		132,794,301

Health Care Technology (0.1%)
Cerner Corp.*	73,442	4,322,062

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	79,573	4,207,025
Illumina, Inc.*	35,928	6,130,754
Mettler-Toledo International, Inc.*	6,474	3,100,463
PerkinElmer, Inc.	26,750	1,553,105
Thermo Fisher Scientific, Inc.	96,500	14,822,400
Waters Corp.*	19,700	3,079,307

		32,893,054

Pharmaceuticals (5.0%)
Allergan plc	84,045	20,080,031
Bristol-Myers Squibb Co.	408,823	22,231,795
Eli Lilly & Co.	237,660	19,989,583
Johnson & Johnson	669,460	83,381,243
Mallinckrodt plc*	26,276	1,171,121
Merck & Co., Inc.	676,517	42,985,890
Mylan NV*	112,550	4,388,325
Perrigo Co. plc(x)	35,039	2,326,239
Pfizer, Inc.	1,484,090	50,770,719
Zoetis, Inc.	121,124	6,464,388

		253,789,334

Total Health Care		695,919,581

Industrials (10.0%)
Aerospace & Defense (2.2%)
Arconic, Inc.	107,232	2,824,491
Boeing Co. (The)	141,924	25,100,679
General Dynamics Corp.	70,200	13,141,440
L3 Technologies, Inc.	18,950	3,132,245
Lockheed Martin Corp.	61,808	16,539,821
Northrop Grumman Corp.	43,720	10,398,365
Raytheon Co.	72,200	11,010,500
Rockwell Collins, Inc.	31,750	3,084,830
Textron, Inc.	65,900	3,136,181
TransDigm Group, Inc.	12,251	2,697,180
United Technologies Corp.	190,450	21,370,394

		112,436,126

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	34,902	2,697,576
Expeditors International of Washington, Inc.(x)	44,248	2,499,569
FedEx Corp.	59,760	11,662,164
United Parcel Service, Inc., Class B	169,100	18,144,430

		35,003,739

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.6%)
Alaska Air Group, Inc.	30,144	$2,779,880
American Airlines Group, Inc.	129,563	5,480,515
Delta Air Lines, Inc.	183,173	8,418,631
Southwest Airlines Co.	151,718	8,156,360
United Continental Holdings, Inc.*	71,724	5,066,583

		29,901,969

Building Products (0.3%)
Allegion plc	23,438	1,774,257
Fortune Brands Home & Security, Inc.	37,646	2,290,759
Johnson Controls International plc	230,867	9,724,118
Masco Corp.	80,700	2,742,993

		16,532,127

Commercial Services & Supplies (0.3%)
Cintas Corp.	20,900	2,644,686
Republic Services, Inc.	57,051	3,583,373
Stericycle, Inc.*	20,815	1,725,355
Waste Management, Inc.	99,556	7,259,624

		15,213,038

Construction & Engineering (0.1%)
Fluor Corp.	34,050	1,791,711
Jacobs Engineering Group, Inc.	29,714	1,642,590
Quanta Services, Inc.*	36,900	1,369,359

		4,803,660

Electrical Equipment (0.5%)
Acuity Brands, Inc.	10,778	2,198,712
AMETEK, Inc.	56,848	3,074,340
Eaton Corp. plc	111,225	8,247,334
Emerson Electric Co.	157,400	9,421,964
Rockwell Automation, Inc.	31,700	4,936,007

		27,878,357

Industrial Conglomerates (2.4%)
3M Co.	147,950	28,307,274
General Electric Co.	2,192,615	65,339,927
Honeywell International, Inc.	186,162	23,246,049
Roper Technologies, Inc.	24,805	5,121,984

		122,015,234

Machinery (1.5%)
Caterpillar, Inc.	142,900	13,255,404
Cummins, Inc.	37,950	5,738,040
Deere & Co.	70,800	7,707,288
Dover Corp.	38,000	3,053,300
Flowserve Corp.	31,841	1,541,741
Fortive Corp.	73,525	4,427,675
Illinois Tool Works, Inc.	78,195	10,358,492
Ingersoll-Rand plc	63,115	5,132,512
PACCAR, Inc.	85,700	5,759,040
Parker-Hannifin Corp.	32,800	5,258,496
Pentair plc	40,758	2,558,787
Snap-on, Inc.	14,200	2,395,114
Stanley Black & Decker, Inc.	36,846	4,895,728
Xylem, Inc.	43,800	2,199,636

		74,281,253

Professional Services (0.3%)
Dun & Bradstreet Corp. (The)	8,906	961,314
Equifax, Inc.	29,250	3,999,645
Nielsen Holdings plc	82,121	3,392,418
Robert Half International, Inc.	31,800	1,552,794
Verisk Analytics, Inc.*	38,429	3,118,129

		13,024,300

Road & Rail (0.9%)
CSX Corp.	231,400	10,771,670
JB Hunt Transport Services, Inc.	21,540	1,976,080
Kansas City Southern	26,390	2,263,206
Norfolk Southern Corp.	71,800	8,039,446
Ryder System, Inc.	13,100	988,264
Union Pacific Corp.	203,800	21,586,496

		45,625,162

Trading Companies & Distributors (0.2%)
Fastenal Co.	70,616	3,636,724
United Rentals, Inc.*	21,050	2,632,302
WW Grainger, Inc.	13,650	3,177,174

		9,446,200

Total Industrials		506,161,165

Information Technology (21.8%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	1,230,650	41,595,970
F5 Networks, Inc.*	16,250	2,316,763
Harris Corp.	30,434	3,386,391
Juniper Networks, Inc.	93,690	2,607,393
Motorola Solutions, Inc.	40,824	3,519,845

		53,426,362

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	75,532	5,375,612
Corning, Inc.	232,742	6,284,034
FLIR Systems, Inc.	33,507	1,215,634
TE Connectivity Ltd.	87,020	6,487,341

		19,362,621

Internet Software & Services (4.5%)
Akamai Technologies, Inc.*	42,748	2,552,056
Alphabet, Inc., Class A*	72,199	61,210,312
Alphabet, Inc., Class C*	72,343	60,012,859
eBay, Inc.*	256,900	8,624,133
Facebook, Inc., Class A*	568,352	80,734,402
VeriSign, Inc.(x)*	22,750	1,981,752
Yahoo!, Inc.*	214,227	9,942,275

		225,057,789

IT Services (3.7%)
Accenture plc, Class A	152,300	18,257,724
Alliance Data Systems Corp.	14,300	3,560,700
Automatic Data Processing, Inc.	111,660	11,432,867
Cognizant Technology Solutions Corp., Class A*	148,450	8,835,744
CSRA, Inc.	35,600	1,042,724
Fidelity National Information Services, Inc.	80,149	6,381,463
Fiserv, Inc.*	53,800	6,203,678
Global Payments, Inc.	37,519	3,027,033
International Business Machines Corp.	212,817	37,059,952
Mastercard, Inc., Class A	234,600	26,385,462
Paychex, Inc.	78,485	4,622,767
PayPal Holdings, Inc.*	274,600	11,813,292
Teradata Corp.*	31,815	990,083
Total System Services, Inc.	40,385	2,158,982
Visa, Inc., Class A	461,572	41,019,904
Western Union Co. (The)	119,279	2,427,328

		185,219,703

Semiconductors & Semiconductor Equipment (3.3%)
Advanced Micro Devices, Inc.*	191,912	2,792,320
Analog Devices, Inc.	88,812	7,278,143
Applied Materials, Inc.	264,400	10,285,160
Broadcom Ltd.	96,779	21,190,730
Intel Corp.	1,157,530	41,752,107
KLA-Tencor Corp.	38,200	3,631,674
Lam Research Corp.	39,238	5,036,590
Microchip Technology, Inc.	52,686	3,887,173
Micron Technology, Inc.*	254,000	7,340,600
NVIDIA Corp.	130,850	14,253,490

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Qorvo, Inc.*	31,225	$2,140,786
QUALCOMM, Inc.	360,510	20,671,643
Skyworks Solutions, Inc.	45,847	4,492,089
Texas Instruments, Inc.	245,431	19,771,921
Xilinx, Inc.	61,950	3,586,286

		168,110,712

Software (4.6%)
Activision Blizzard, Inc.	166,868	8,320,038
Adobe Systems, Inc.*	121,930	15,866,751
Autodesk, Inc.*	47,780	4,131,537
CA, Inc.	76,845	2,437,523
Citrix Systems, Inc.*	38,100	3,177,159
Electronic Arts, Inc.*	73,530	6,582,406
Intuit, Inc.	60,000	6,959,400
Microsoft Corp.	1,906,623	125,570,191
Oracle Corp.	736,317	32,847,101
Red Hat, Inc.*	44,330	3,834,545
salesforce.com, Inc.*	157,572	12,998,114
Symantec Corp.	150,600	4,620,408
Synopsys, Inc.*	37,520	2,706,318

		230,051,491

Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.	1,305,216	187,507,331
Hewlett Packard Enterprise Co.	406,519	9,634,500
HP, Inc.	418,519	7,483,120
NetApp, Inc.	68,180	2,853,333
Seagate Technology plc	72,990	3,352,431
Western Digital Corp.	69,542	5,739,301
Xerox Corp.	208,216	1,528,305

		218,098,321

Total Information Technology		1,099,326,999

Materials (2.8%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	53,050	7,177,134
Albemarle Corp.	27,484	2,903,410
CF Industries Holdings, Inc.	56,975	1,672,216
Dow Chemical Co. (The)	275,651	17,514,865
Eastman Chemical Co.	36,150	2,920,920
Ecolab, Inc.	64,241	8,051,967
EI du Pont de Nemours & Co.	213,900	17,182,587
FMC Corp.	32,660	2,272,809
International Flavors & Fragrances, Inc.	19,450	2,577,708
LyondellBasell Industries NV, Class A	83,427	7,607,708
Monsanto Co.	107,098	12,123,494
Mosaic Co. (The)	85,610	2,498,100
PPG Industries, Inc.	65,200	6,851,216
Praxair, Inc.	69,750	8,272,350
Sherwin-Williams Co. (The)	19,700	6,110,743

		105,737,227

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	15,523	3,387,895
Vulcan Materials Co.	32,550	3,921,624

		7,309,519

Containers & Packaging (0.3%)
Avery Dennison Corp.	21,700	1,749,020
Ball Corp.	42,600	3,163,476
International Paper Co.	100,535	5,105,167
Sealed Air Corp.	48,034	2,093,322
WestRock Co.	61,456	3,197,556

		15,308,541

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.*	298,988	3,994,480
Newmont Mining Corp.	129,750	4,276,560
Nucor Corp.	77,900	4,652,188

		12,923,228

Total Materials		141,278,515

Real Estate (2.9%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
Alexandria Real Estate Equities, Inc. (REIT)	22,110	2,443,597
American Tower Corp. (REIT)	104,142	12,657,419
Apartment Investment & Management Co. (REIT), Class A	38,233	1,695,634
AvalonBay Communities, Inc. (REIT)	33,614	6,171,530
Boston Properties, Inc. (REIT)	37,630	4,982,588
Crown Castle International Corp. (REIT)	88,260	8,336,157
Digital Realty Trust, Inc. (REIT)	38,845	4,132,720
Equinix, Inc. (REIT)	17,395	6,964,436
Equity Residential (REIT)	89,380	5,561,224
Essex Property Trust, Inc. (REIT)	16,057	3,717,677
Extra Space Storage, Inc. (REIT)	30,793	2,290,691
Federal Realty Investment Trust (REIT)	17,331	2,313,688
GGP, Inc. (REIT)*	142,854	3,311,356
HCP, Inc. (REIT)	114,358	3,577,118
Host Hotels & Resorts, Inc. (REIT)	181,589	3,388,451
Iron Mountain, Inc. (REIT)	59,884	2,136,062
Kimco Realty Corp. (REIT)	102,730	2,269,306
Macerich Co. (The) (REIT)	29,540	1,902,376
Mid-America Apartment Communities, Inc. (REIT)	27,792	2,827,558
Prologis, Inc. (REIT)	128,922	6,688,473
Public Storage (REIT)	36,510	7,992,404
Realty Income Corp. (REIT)	63,231	3,764,141
Regency Centers Corp. (REIT)	36,250	2,406,638
Simon Property Group, Inc. (REIT)	76,925	13,233,408
SL Green Realty Corp. (REIT)	24,540	2,616,455
UDR, Inc. (REIT)	65,274	2,366,835
Ventas, Inc. (REIT)	85,966	5,591,229
Vornado Realty Trust (REIT)	42,005	4,213,522
Welltower, Inc. (REIT)	87,533	6,199,087
Weyerhaeuser Co. (REIT)	183,141	6,223,131

		141,974,911

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	73,030	2,540,713

Total Real Estate		144,515,624

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	1,505,217	62,541,767
CenturyLink, Inc.(x)	133,490	3,146,359
Level 3 Communications, Inc.*	71,209	4,074,579
Verizon Communications, Inc.	997,336	48,620,130

Total Telecommunication Services		118,382,835

Utilities (3.1%)
Electric Utilities (1.9%)
Alliant Energy Corp.	55,592	2,201,999
American Electric Power Co., Inc.	120,280	8,074,396
Duke Energy Corp.	168,500	13,818,685
Edison International	79,650	6,340,936
Entergy Corp.	43,800	3,327,048
Eversource Energy	77,594	4,560,975
Exelon Corp.	225,720	8,121,406
FirstEnergy Corp.	104,032	3,310,298

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
NextEra Energy, Inc.	114,250	$14,666,273
PG&E Corp.	121,950	8,092,602
Pinnacle West Capital Corp.	27,150	2,263,767
PPL Corp.	165,838	6,200,683
Southern Co. (The)	239,450	11,919,821
Xcel Energy, Inc.	124,195	5,520,468

		98,419,357

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	161,250	1,802,775
NRG Energy, Inc.	77,068	1,441,172

		3,243,947

Multi-Utilities (1.0%)
Ameren Corp.	59,300	3,237,187
CenterPoint Energy, Inc.	105,300	2,903,121
CMS Energy Corp.	68,200	3,051,268
Consolidated Edison, Inc.	74,450	5,781,787
Dominion Resources, Inc.	153,046	11,871,778
DTE Energy Co.	43,950	4,487,734
NiSource, Inc.	78,759	1,873,677
Public Service Enterprise Group, Inc.	123,750	5,488,313
SCANA Corp.	34,961	2,284,701
Sempra Energy	61,122	6,753,981
WEC Energy Group, Inc.	77,182	4,679,545

		52,413,092

Water Utilities (0.1%)
American Water Works Co., Inc.	43,531	3,385,406

Total Utilities		157,461,802

Total Common Stocks (99.1%) (Cost $2,540,465,018)		4,995,836,077

SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	46,224,801	46,238,669

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $1,200,088, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $1,224,000.(xx)	$1,200,000	1,200,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $700,055, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $714,001.(xx)	700,000	700,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $2,800,303, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $3,074,362.(xx)	2,800,000	2,800,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $222,471, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $226,906.(xx)	222,457	222,457
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $700,048, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $714,431.(xx)	700,000	700,000
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $600,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $612,370.(xx)	600,000	600,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $3,000,490, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $3,060,416.(xx)	3,000,000	3,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $2,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $2,040,145.(xx)	2,000,000	2,000,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $1,000,108, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $1,020,165.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $500,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $510,000.(xx)	$500,000	$500,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $2,000,315, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		14,722,457

Total Short-Term Investments (1.2%) (Cost $60,952,808)		60,961,126

Total Investments (100.3%) (Cost $2,601,417,826)		5,056,797,203
Other Assets Less Liabilities (-0.3%)		(16,853,275)

Net Assets (100%)		$5,039,943,928

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,515,770.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $14,415,425. This was secured by cash collateral of $14,722,457 which was subsequently invested in joint repurchase agreements with a total value of $14,722,457 for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	350	June-17	$41,339,391	$41,286,000	$(53,391)

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$618,480,665	$—	$—	$618,480,665
Consumer Staples	466,001,420	—	—	466,001,420
Energy	324,529,310	—	—	324,529,310
Financials	723,778,161	—	—	723,778,161
Health Care	695,919,581	—	—	695,919,581
Industrials	506,161,165	—	—	506,161,165
Information Technology	1,099,326,999	—	—	1,099,326,999
Materials	141,278,515	—	—	141,278,515
Real Estate	144,515,624	—	—	144,515,624
Telecommunication Services	118,382,835	—	—	118,382,835
Utilities	157,461,802	—	—	157,461,802
Short-Term Investments
Investment Companies	46,238,669	—	—	46,238,669
Repurchase Agreements	—	14,722,457	—	14,722,457

Total Assets	$5,042,074,746	$14,722,457	$—	$5,056,797,203

Liabilities:
Futures	$(53,391)	$—	$—	$(53,391)

Total Liabilities	$(53,391)	$—	$—	$(53,391)

Total	$5,042,021,355	$14,722,457	$—	$5,056,743,812

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,557,420,336
Aggregate gross unrealized depreciation	(130,882,268)

Net unrealized appreciation	$2,426,538,068

Federal income tax cost of investments	$2,630,259,135

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.7%)
Hotels, Restaurants & Leisure (0.5%)
Belmond Ltd., Class A*	38,000	$459,800
Dover Motorsports, Inc.	80,216	176,475
Eldorado Resorts, Inc.(x)*	6,000	113,550
Euro Disney SCA (Registered)*	199,600	425,866
International Game Technology plc	1	17

		1,175,708

Household Durables (1.1%)
Bang & Olufsen A/S*	4,000	55,352
Lennar Corp., Class B	28,000	1,170,400
Nobility Homes, Inc.	8,000	126,000
Sony Corp. (ADR)	46,000	1,551,580

		2,903,332

Media (8.3%)
AMC Networks, Inc., Class A*	3,500	205,380
Beasley Broadcast Group, Inc., Class A	48,000	556,800
Clear Channel Outdoor Holdings, Inc., Class A	376,004	2,274,824
DISH Network Corp., Class A*	10,000	634,900
EW Scripps Co. (The), Class A*	138,000	3,234,720
Interpublic Group of Cos., Inc. (The)	100,000	2,457,000
Liberty Broadband Corp., Class A*	250	21,273
Liberty Broadband Corp., Class C*	353	30,499
Liberty Global plc, Class A*	15,000	538,050
Liberty Global plc, Class C*	23,000	805,920
Liberty Global plc LiLAC, Class A*	3,100	68,944
Liberty Global plc LiLAC, Class C*	5,043	116,191
Liberty Media Corp-Liberty Braves, Class A*	1,000	23,940
Liberty Media Corp-Liberty Braves, Class C*	2,005	47,418
Loral Space & Communications, Inc.*	20,000	788,000
Salem Media Group, Inc.	22,000	163,900
Sky plc	100,000	1,222,830
Telegraaf Media Groep NV (CVA)	3,000	19,817
Telenet Group Holding NV*	30,000	1,784,223
Time Warner, Inc.	58,000	5,667,180
tronc, Inc.(x)*	2,000	27,840

		20,689,649

Specialty Retail (3.8%)
Cabela’s, Inc.*	52,000	2,761,720
CST Brands, Inc.	140,000	6,732,600

		9,494,320

Total Consumer Discretionary		34,263,009

Consumer Staples (8.3%)
Beverages (0.1%)
National Beverage Corp.(x)	1,400	118,342

Food & Staples Retailing (1.2%)
Rite Aid Corp.*	720,000	3,060,000

Food Products (6.9%)
GrainCorp Ltd., Class A	52,000	361,128
Hershey Co. (The)	3,300	360,525
Mead Johnson Nutrition Co.	8,500	757,180
Mondelez International, Inc., Class A	15,000	646,200
Parmalat SpA(x)	850,000	2,780,187
Premier Foods plc*	2,000,000	1,102,552
Snyder’s-Lance, Inc.	8,000	322,480
Tootsie Roll Industries, Inc.(x)	41,501	1,550,064
WhiteWave Foods Co. (The)*	166,000	9,320,900

		17,201,216

Personal Products (0.1%)
Avon Products, Inc.*	80,000	352,000

Total Consumer Staples		20,731,558

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Alvopetro Energy Ltd.*	320,000	48,126
Clayton Williams Energy, Inc.(x)*	13,500	1,783,080
Etablissements Maurel et Prom*	200	710
Gulf Coast Ultra Deep Royalty Trust*	400,000	40,040
Whiting Petroleum Corp.*	34,000	321,640

Total Energy		2,193,596

Financials (3.5%)
Banks (1.3%)
BB&T Corp.	17,000	759,900
Flushing Financial Corp.	62,000	1,665,940
Sterling Bancorp	30,000	711,000

		3,136,840

Capital Markets (0.0%)
BKF Capital Group, Inc.*	1,200	8,700
FBR & Co.	5,000	90,250

		98,950

Diversified Financial Services (0.2%)
Kinnevik AB, Class B*	20,000	533,444

Insurance (0.4%)
Allied World Assurance Co. Holdings AG	4,500	238,950
Aspen Insurance Holdings Ltd.	3,000	156,150
Delta Lloyd NV	120,000	683,861
Topdanmark A/S*	1,000	25,353

		1,104,314

Thrifts & Mortgage Finance (1.6%)
Astoria Financial Corp.	190,000	3,896,900
EverBank Financial Corp.	1,000	19,480

		3,916,380

Total Financials		8,789,928

Health Care (10.1%)
Biotechnology (2.3%)
Actelion Ltd.*	15,000	4,226,027
Actelion Ltd. (Registered)*	3,500	987,820
Grifols SA (ADR)	30,000	566,250

		5,780,097

Health Care Equipment & Supplies (2.2%)
Alere, Inc.*	37,000	1,470,010
Exactech, Inc.*	10,000	252,000
ICU Medical, Inc.*	4,000	610,800
Zeltiq Aesthetics, Inc.*	57,000	3,169,770

		5,502,580

Health Care Providers & Services (3.9%)
Air Methods Corp.*	35,000	1,505,000
Chemed Corp.	700	127,883
Cigna Corp.	4,500	659,205
Humana, Inc.	1,800	371,052
Universal American Corp.*	100,000	997,000
VCA, Inc.*	66,000	6,039,000

		9,699,140

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	14,000	740,180

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Illumina, Inc.*	400	$68,256

		808,436

Pharmaceuticals (1.3%)
Allergan plc	11,500	2,747,580
Depomed, Inc.*	22,000	276,100
Mylan NV*	6,500	253,435

		3,277,115

Total Health Care		25,067,368

Industrials (8.3%)
Aerospace & Defense (0.2%)
B/E Aerospace, Inc.	6,500	416,715

Air Freight & Logistics (0.0%)
Park-Ohio Holdings Corp.	2,500	89,875

Building Products (0.1%)
Fortune Brands Home & Security, Inc.	5,000	304,250

Machinery (5.5%)
CIRCOR International, Inc.	5,000	297,200
Haldex AB	35,000	465,787
Joy Global, Inc.	280,000	7,910,000
Mueller Industries, Inc.	8,000	273,840
Mueller Water Products, Inc., Class A	22,000	260,040
Navistar International Corp.*	115,000	2,831,300
SLM Solutions Group AG*	2,400	95,372
Xylem, Inc.	32,000	1,607,040

		13,740,579

Road & Rail (0.5%)
Hertz Global Holdings, Inc.(x)*	68,000	1,192,720

Trading Companies & Distributors (2.0%)
Herc Holdings, Inc.*	72,500	3,544,525
Kaman Corp.	30,000	1,443,900

		4,988,425

Transportation Infrastructure (0.0%)
exactEarth Ltd.*	9,101	9,581

Total Industrials		20,742,145

Information Technology (10.4%)
Communications Equipment (5.9%)
Brocade Communications Systems, Inc.	450,000	5,616,000
Digi International, Inc.*	22,000	261,800
Harris Corp.	15,000	1,669,050
Ixia*	360,000	7,074,000

		14,620,850

Electronic Equipment, Instruments & Components (1.7%)
Axis Communications AB	72,800	2,762,300
InvenSense, Inc.*	110,000	1,389,300

		4,151,600

Internet Software & Services (0.0%)
Halogen Software, Inc.*	3,000	28,041

IT Services (0.4%)
DH Corp.	5,500	104,388
MoneyGram International, Inc.*	30,000	504,300
NeuStar, Inc., Class A*	500	16,575
RDM Corp.	11,200	45,815
TIO Networks Corp.*	111,000	274,610

		945,688

Semiconductors & Semiconductor Equipment (1.6%)
AIXTRON SE(x)*	22,800	84,717
Exar Corp.*	100,000	1,301,000
GigPeak, Inc.*	22,000	67,760
NXP Semiconductors NV*	25,000	2,587,500

		4,040,977

Software (0.1%)
Dell Technologies, Inc., Class V*	4,043	259,075
Mobileye NV*	1,500	92,100

		351,175

Technology Hardware, Storage & Peripherals (0.7%)
Nimble Storage, Inc.*	150,000	1,875,000

Total Information Technology		26,013,331

Materials (11.4%)
Chemicals (7.9%)
Chemtura Corp.*	200,000	6,680,000
Ferro Corp.*	10,000	151,900
International Flavors & Fragrances, Inc.	8,000	1,060,240
Linde AG	6,000	999,165
Monsanto Co.	10,000	1,132,000
Syngenta AG (ADR)(x)	6,300	557,550
Valspar Corp. (The)	83,000	9,208,020

		19,788,875

Construction Materials (1.3%)
Headwaters, Inc.*	10,000	234,800
Vulcan Materials Co.	24,000	2,891,520

		3,126,320

Containers & Packaging (1.3%)
Greif, Inc., Class A	4,000	220,360
Multi Packaging Solutions International Ltd.*	120,000	2,154,000
Myers Industries, Inc.	55,000	871,750

		3,246,110

Metals & Mining (0.7%)
Alamos Gold, Inc., Class A	8,000	64,240
AuRico Metals, Inc.*	8,876	7,783
Dominion Diamond Corp.	22,000	277,860
Handy & Harman Ltd.*	15,000	408,000
Osisko Gold Royalties Ltd.	28,000	311,193
Pan American Silver Corp.(x)	30,000	525,172
Yamana Gold, Inc.	10,000	27,597

		1,621,845

Paper & Forest Products (0.2%)
Norbord, Inc.	21,000	597,699

Total Materials		28,380,849

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (2.3%)
Brookfield Canada Office Properties (REIT)	3,000	70,497
Milestone Apartments REIT (REIT)	66,900	1,085,612
Ryman Hospitality Properties, Inc. (REIT)	75,000	4,637,250

Total Real Estate		5,793,359

Telecommunication Services (6.2%)
Diversified Telecommunication Services (2.1%)
Asia Satellite Telecommunications
Holdings Ltd.*	65,000	80,210
Cincinnati Bell, Inc.*	60,000	1,062,000
Koninklijke KPN NV	100,000	301,157
Level 3 Communications, Inc.*	65,000	3,719,300

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Lumos Networks Corp.*	3,000	$53,100

		5,215,767

Wireless Telecommunication Services (4.1%)
Millicom International Cellular SA	46,000	2,571,860
Telephone & Data Systems, Inc.	18,000	477,180
T-Mobile US, Inc.*	70,000	4,521,300
United States Cellular Corp.*	74,000	2,762,420

		10,332,760

Total Telecommunication Services		15,548,527

Utilities (6.9%)
Electric Utilities (4.4%)
Avangrid, Inc.	8,000	341,920
PNM Resources, Inc.	22,000	814,000
Westar Energy, Inc.	182,000	9,877,140

		11,033,060

Gas Utilities (1.4%)
Delta Natural Gas Co., Inc.	1,000	30,350
Gas Natural, Inc.	75,000	952,500
National Fuel Gas Co.	40,000	2,384,800
WGL Holdings, Inc.	1,000	82,530

		3,450,180

Independent Power and Renewable Electricity Producers (0.0%)
Alerion Cleanpower SpA	11,000	34,500
TerraForm Global, Inc., Class A*	10,000	48,000

		82,500

Water Utilities (1.1%)
Severn Trent plc	90,000	2,685,967

Total Utilities		17,251,707

Total Common Stocks (82.0%) (Cost $193,689,883)		204,775,377

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Industrials (0.0%)
Machinery (0.0%)
Mueller Industries, Inc.
6.000%, 3/1/27	$40,000	39,752

Total Industrials		39,752

Total Corporate Bonds		39,752

Total Long-Term Debt Securities (0.0%) (Cost $40,000)		39,752

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.1%)
Media (0.1%)
Media General, Inc. (Contingent Value Shares)*†	130,000	165,750

Total Consumer Discretionary		165,750

Consumer Staples (0.1%)
Food & Staples Retailing (0.1%)
Safeway, Inc. (Casa Ley subsidiary) (Contingent Value Shares)*†	350,000	133,000
Safeway, Inc. (PDC subsidiary) (Contingent Value Shares)*†	350,000	7,000

Total Consumer Staples		140,000

Health Care (0.1%)
Biotechnology (0.1%)
Ambit Biosciences, Corp. (Contingent Value Shares)*†	20,000	9,000
Chelsea Therapeutics, Inc. (Contingent Value Shares)(x)*†	12,000	720
Durata Therapeutics, Inc. (Contingent Value Shares)*†	20,000	2,400
Dyax Corp. (Contingent Value Shares)*†	116,000	96,570
Prosensa Holdings NV (Contingent Value Shares)(x)*†	40,000	—
Tobira Therapeutics, Inc. (Contingent Value Shares)(x)*†	15,000	154,575

		263,265

Health Care Equipment & Supplies (0.0%)
Synergetics USA, Inc. (Contingent Value Shares)*†	479,184	68,283
Wright Medical Group NV, expiring 3/1/19*	5,000	7,600

		75,883

Health Care Providers & Services (0.0%)
American Medical Alert Corp. (Contingent Value Shares)*†	140,898	1,057

Life Sciences Tools & Services (0.0%)
Furiex Pharmaceuticals LLC (Contingent Value Shares)*†	10,000	—

Pharmaceuticals (0.0%)
ADOLOR (Contingent Value Shares)*†	40,000	15,600
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)*†	100	45

		15,645

Total Health Care		355,850

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(x)*†	320,000	—

Total Information Technology	.	—

Total Rights (0.3%) (Cost $30,225)		661,600

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Kinder Morgan, Inc., expiring 5/25/17*	20,000	48

Total Energy		48

Materials (0.0%)
Metals & Mining (0.0%)
Hudbay Minerals, Inc., expiring 7/20/18*	850	339

Total Materials		339

Total Warrants (0.0%) (Cost $887)		387

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (5.0%)
JPMorgan Prime Money Market Fund, IM Shares	12,351,625	$12,355,331

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.1%)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $500,037, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $510,000.(xx)	$500,000	500,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $200,016, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $204,000.(xx)	200,000	200,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $500,054, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $548,993.(xx)	500,000	500,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $704,586, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $718,630.(xx)	704,539	704,539
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $102,062.(xx)	100,000	100,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $300,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $306,185.(xx)	300,000	300,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $500,082, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $510,069.(xx)	500,000	500,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $2,000,163, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $2,040,167.(xx)	2,000,000	2,000,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $500,032, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $510,000.(xx)	500,000	500,000

Total Repurchase Agreements		5,304,539

Total Short-Term Investments (7.1%) (Cost $17,659,870)		17,659,870

Total Investments (89.4%) (Cost $211,420,865)		223,136,986
Other Assets Less Liabilities (10.6%)		26,556,884

Net Assets (100%)		$249,693,870

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

*	Non-income producing.

†	Securities (totaling $654,000 or 0.3% of net assets) held at fair value by management.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $5,154,125. This was secured by cash collateral of $5,304,539 which was subsequently invested in joint repurchase agreements with a total value of $5,304,539, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

Country Diversification

As a Percentage of Total Net Assets

Australia	0.2%
Belgium	0.7
Bermuda	0.1
Canada	1.0
China	0.0	#
Denmark	0.0	#
France	0.2
Germany	0.5
Italy	1.1
Japan	0.6
Luxembourg	1.0
Netherlands	1.5
Spain	0.2
Sweden	1.5
Switzerland	2.3
United Kingdom	2.8
United States	75.7
Cash and Other	10.6

	100.0%

#	Percent shown is less than 0.05%.

At March 31, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 4/5/17	GMP Securities L.P.	2,878	$2,163,968	$2,166,948	$(2,980)

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$30,452,445	$3,810,564	$—		$34,263,009
Consumer Staples	16,487,691	4,243,867	—		20,731,558
Energy	2,192,886	710	—		2,193,596
Financials	7,538,570	1,251,358	—		8,789,928
Health Care	19,853,521	5,213,847	—		25,067,368
Industrials	20,180,986	561,159	—		20,742,145
Information Technology	23,166,315	2,847,016	—		26,013,331
Materials	27,381,684	999,165	—		28,380,849
Real Estate	5,793,359	—	—		5,793,359
Telecommunication Services	15,167,160	381,367	—		15,548,527
Utilities	14,531,240	2,720,467	—		17,251,707
Corporate Bonds
Industrials	—	39,752	—		39,752
Rights
Consumer Discretionary	—	—	165,750		165,750
Consumer Staples	—	—	140,000		140,000
Health Care	7,600	—	348,250		355,850
Information Technology	—	—	—	(b)	— (b)
Short-Term Investments
Investment Companies	12,355,331	—	—		12,355,331
Repurchase Agreements	—	5,304,539	—		5,304,539
Warrants
Energy	48	—	—		48
Materials	339	—	—		339

Total Assets	$195,109,175	$27,373,811	$654,000		$223,136,986

Liabilities:
Forward Currency Contracts	$—	$(2,980)	$—		$(2,980)

Total Liabilities	$—	$(2,980)	$—		$(2,980)

Total	$195,109,175	$27,370,831	$654,000		$223,134,006

(a)	A security with a market value of $176,475 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,924,336
Aggregate gross unrealized depreciation	(14,082,062)

Net unrealized appreciation	$10,842,274

Federal income tax cost of investments	$212,294,712

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.7%)
Auto Components (4.1%)
Adient plc	12,701	$922,982
BorgWarner, Inc.	258,000	10,781,820
Brembo SpA	220,000	16,276,167
Cooper Tire & Rubber Co.	100,000	4,435,000
Dana, Inc.	1,010,000	19,503,100
Gentex Corp.	256,000	5,460,480
Modine Manufacturing Co.*	684,058	8,345,508
SORL Auto Parts, Inc.(x)*	95,000	366,700
Spartan Motors, Inc.	290,000	2,320,000
Standard Motor Products, Inc.	145,000	7,125,300
Stoneridge, Inc.*	416,594	7,557,015
Strattec Security Corp.	140,400	3,903,120
Superior Industries International, Inc.	685,000	17,364,750
Tenneco, Inc.	408,000	25,467,360

		129,829,302

Automobiles (0.1%)
Thor Industries, Inc.	4,000	384,520
Winnebago Industries, Inc.	100,000	2,925,000

		3,309,520

Distributors (0.1%)
Uni-Select, Inc.	85,000	2,260,744

Diversified Consumer Services (0.1%)
Ascent Capital Group, Inc., Class A*	110,000	1,554,300
Cambium Learning Group, Inc.*	195,000	955,500
Universal Technical Institute, Inc.*	218,000	752,100

		3,261,900

Hotels, Restaurants & Leisure (4.8%)
Belmond Ltd., Class A*	354,000	4,283,400
Biglari Holdings, Inc.*	34,547	14,923,613
Boyd Gaming Corp.*	1,250,000	27,512,500
Canterbury Park Holding Corp.‡	316,691	3,277,752
Cheesecake Factory, Inc. (The)	452,000	28,638,720
Churchill Downs, Inc.	142,000	22,556,700
Cracker Barrel Old Country Store, Inc.(x)	6,000	955,500
Denny’s Corp.*	260,000	3,216,200
Dover Downs Gaming & Entertainment, Inc.*	100,150	105,157
Dover Motorsports, Inc.	660,116	1,452,255
Full House Resorts, Inc.*	152,063	369,513
Golden Entertainment, Inc.	100,000	1,323,000
International Speedway Corp., Class A	125,000	4,618,750
Las Vegas Sands Corp.	180,000	10,272,600
Marcus Corp. (The)	615,000	19,741,500
Nathan’s Famous, Inc.*	147,338	9,230,726
Penn National Gaming, Inc.(x)*	20,000	368,600
Speedway Motorsports, Inc.	54,000	1,017,360

		153,863,846

Household Durables (1.4%)
Bassett Furniture Industries, Inc.	212,000	5,702,800
Cavco Industries, Inc.*	160,000	18,624,000
Hunter Douglas NV	15,000	1,008,286
La-Z-Boy, Inc.	410,000	11,070,000
Lennar Corp., Class B	96,000	4,012,800
Nobility Homes, Inc.	108,215	1,704,386
Skyline Corp.*	175,000	1,648,500

		43,770,772

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	635,000	6,477,000
Lands’ End, Inc.(x)*	32,948	706,735
Liberty Expedia Holdings, Inc., Class A*	9,600	436,608
Liberty TripAdvisor Holdings, Inc., Class A*	24,000	338,400
Liberty Ventures*	14,400	640,512

		8,599,255

Leisure Products (0.3%)
Brunswick Corp.	60,000	3,672,000
Marine Products Corp.	254,320	2,764,459
Universal Entertainment Corp.	70,000	2,238,390

		8,674,849

Media (6.6%)
AMC Entertainment Holdings, Inc., Class A	15,000	471,750
AMC Networks, Inc., Class A*	64,000	3,755,520
Beasley Broadcast Group, Inc., Class A‡	567,571	6,583,824
Clear Channel Outdoor Holdings, Inc., Class A	580,086	3,509,520
Discovery Communications, Inc., Class A(x)*	12,000	349,080
Discovery Communications, Inc., Class C*	35,000	990,850
DISH Network Corp., Class A*	15,000	952,350
Emmis Communications Corp., Class A*	18,000	44,100
EW Scripps Co. (The), Class A*	1,785,000	41,840,400
Gray Television, Inc.*	348,000	5,046,000
Gray Television, Inc., Class A*	6,000	79,200
Grupo Televisa SAB (ADR)	110,000	2,853,400
Il Sole 24 Ore SpA*	150,000	89,771
IMAX Corp.*	40,000	1,360,000
Interpublic Group of Cos., Inc. (The)	880,000	21,621,600
Liberty Global plc, Class A*	97,471	3,496,285
Liberty Global plc, Class C*	238,627	8,361,490
Liberty Global plc LiLAC, Class A*	39,149	870,674
Liberty Global plc LiLAC, Class C*	95,897	2,209,467
Liberty Media Corp-Liberty Braves, Class C*	42,039	994,222
Live Nation Entertainment, Inc.*	930,000	28,244,100
Loral Space & Communications, Inc.*	31,400	1,237,160
Madison Square Garden Co. (The), Class A*	188,000	37,545,480
Meredith Corp.	60,000	3,876,000
MSG Networks, Inc., Class A*	585,000	13,659,750
Nexstar Media Group, Inc., Class A	90,000	6,313,500
RLJ Entertainment, Inc.*	90,700	224,936
Salem Media Group, Inc.	660,000	4,917,000
Sinclair Broadcast Group, Inc., Class A	180,000	7,290,000
Townsquare Media, Inc., Class A*	20,627	251,237
World Wrestling Entertainment, Inc., Class A(x)	18,000	399,960

		209,438,626

Multiline Retail (0.1%)
Bon-Ton Stores, Inc. (The)(x)*	465,000	390,646
JC Penney Co., Inc.(x)*	500,000	3,080,000

		3,470,646

Specialty Retail (2.7%)
Aaron’s, Inc.	356,000	10,587,440
AutoNation, Inc.*	423,000	17,888,670
Barnes & Noble Education, Inc.*	22,752	218,192
Barnes & Noble, Inc.	36,000	333,000
Bed Bath & Beyond, Inc.	38,000	1,499,480
Big 5 Sporting Goods Corp.	74,000	1,117,400

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Bowlin Travel Centers, Inc.*	76,000	$136,800
GNC Holdings, Inc., Class A(x)	105,000	772,800
Monro Muffler Brake, Inc.	60,000	3,126,000
O’Reilly Automotive, Inc.*	35,000	9,444,400
Penske Automotive Group, Inc.	468,000	21,907,080
Sally Beauty Holdings, Inc.*	490,000	10,015,600
Tractor Supply Co.	100,000	6,897,000
Vitamin Shoppe, Inc.*	83,000	1,672,450

		85,616,312

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	196,000	4,068,960
Movado Group, Inc.	63,000	1,571,850
Wolverine World Wide, Inc.	50,000	1,248,500

		6,889,310

Total Consumer Discretionary		658,985,082

Consumer Staples (6.8%)
Beverages (0.8%)
Boston Beer Co., Inc. (The), Class A(x)*	12,700	1,837,055
Brown-Forman Corp., Class A	88,000	4,142,160
Brown-Forman Corp., Class B	5,074	234,317
Cott Corp.	690,000	8,528,400
Crimson Wine Group Ltd.*	315,000	3,150,000
Davide Campari-Milano SpA	350,000	4,058,641
National Beverage Corp.(x)	35,000	2,958,550

		24,909,123

Food & Staples Retailing (1.5%)
Casey’s General Stores, Inc.	36,500	4,097,125
Ingles Markets, Inc., Class A‡	778,000	33,570,700
United Natural Foods, Inc.*	94,000	4,063,620
Village Super Market, Inc., Class A	101,000	2,676,500
Weis Markets, Inc.	66,000	3,936,900

		48,344,845

Food Products (3.4%)
Calavo Growers, Inc.	3,000	181,800
Farmer Brothers Co.*	80,200	2,835,070
Flowers Foods, Inc.	60,000	1,164,600
Hain Celestial Group, Inc. (The)*	360,000	13,392,000
Ingredion, Inc.	33,000	3,974,190
J&J Snack Foods Corp.	45,500	6,167,980
John B Sanfilippo & Son, Inc.(x)	17,000	1,244,230
Lifeway Foods, Inc.*	210,000	2,253,300
Maple Leaf Foods, Inc.	130,000	3,155,544
Post Holdings, Inc.*	148,000	12,952,960
Rock Field Co. Ltd.	400,000	6,549,897
Snyder’s-Lance, Inc.	900,269	36,289,843
Tootsie Roll Industries, Inc.(x)	451,141	16,850,117
WhiteWave Foods Co. (The)*	42,000	2,358,300

		109,369,831

Household Products (0.9%)
Church & Dwight Co., Inc.	100,000	4,987,000
Energizer Holdings, Inc.	25,000	1,393,750
Katy Industries, Inc.*‡	420,000	79,800
Oil-Dri Corp. of America‡	431,000	16,063,370
WD-40 Co.	42,000	4,575,900

		27,099,820

Personal Products (0.2%)
Avon Products, Inc.*	450,000	1,980,000
Edgewell Personal Care Co.*	30,000	2,194,200
Revlon, Inc., Class A*	22,000	612,700
United-Guardian, Inc.	142,000	2,087,400

		6,874,300

Total Consumer Staples		216,597,919

Energy (1.4%)
Energy Equipment & Services (1.0%)
Oceaneering International, Inc.	120,000	3,249,600
Rowan Cos., plc, Class A*	150,000	2,337,000
RPC, Inc.(x)	1,425,000	26,091,750

		31,678,350

Oil, Gas & Consumable Fuels (0.4%)
Black Ridge Oil and Gas, Inc.*	45,503	2,181
CONSOL Energy, Inc.*	230,000	3,859,400
Navigator Holdings Ltd.*	153,000	2,103,750
ONEOK, Inc.	140,000	7,761,600

		13,726,931

Total Energy		45,405,281

Financials (4.7%)
Banks (2.6%)
Ameris Bancorp	9,000	414,900
BNC Bancorp	15,000	525,750
Boston Private Financial Holdings, Inc.	650,000	10,660,000
Capital Bank Financial Corp., Class A	20,000	868,000
FCB Financial Holdings, Inc., Class A*	66,519	3,296,017
Fidelity Southern Corp.	35,014	783,613
First BanCorp*	35,000	197,750
First Busey Corp.	19,000	558,600
Flushing Financial Corp.	604,000	16,229,480
FNB Corp.	32,400	481,788
Hilltop Holdings, Inc.	140,000	3,845,800
Hope Bancorp, Inc.	575,000	11,022,750
Huntington Bancshares, Inc.	250,000	3,347,500
KeyCorp	400,000	7,112,000
Renasant Corp.	4,500	178,605
Seacoast Banking Corp. of Florida*	35,000	839,300
ServisFirst Bancshares, Inc.	26,000	945,880
South State Corp.	4,000	357,400
State Bank Financial Corp.	10,000	261,200
Sterling Bancorp	745,400	17,665,980
Thomasville Bancshares, Inc.	4,000	152,000
Towne Bank	11,000	356,400
Trustmark Corp.	24,000	762,960
United Community Banks, Inc.	23,000	636,870

		81,500,543

Capital Markets (1.9%)
BKF Capital Group, Inc.*	6,600	47,850
Charles Schwab Corp. (The)	98,000	3,999,380
Cohen & Steers, Inc.	444,000	17,746,680
GAM Holding AG*	262,000	3,230,370
Janus Capital Group, Inc.	1,500,000	19,800,000
Legg Mason, Inc.	50,000	1,805,500
Medallion Financial Corp.(x)	114,000	225,720
PJT Partners, Inc., Class A	177,564	6,230,721
Pzena Investment Management, Inc., Class A	70,037	689,164
Waddell & Reed Financial, Inc., Class A(x)	335,000	5,695,000
Wright Investors’ Service Holdings, Inc.*	255,000	166,005

		59,636,390

Insurance (0.2%)
Alleghany Corp.*	3,295	2,025,304
Argo Group International Holdings Ltd.	63,800	4,325,640

		6,350,944

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	12,500	182,875
Crazy Woman Creek Bancorp, Inc.	14,000	220,500

		403,375

Total Financials		147,891,252

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (5.6%)
Biotechnology (0.0%)
Invitae Corp.*	18,595	$205,661
Lexicon Pharmaceuticals, Inc.(x)*	14,600	209,364
OPKO Health, Inc.(x)*	70,000	560,000

		975,025

Health Care Equipment & Supplies (3.3%)
Alere, Inc.*	8,000	317,840
Align Technology, Inc.*	2,000	229,420
AngioDynamics, Inc.*	60,000	1,041,000
Biolase, Inc.*	91,006	122,858
Cantel Medical Corp.	78,000	6,247,800
CONMED Corp.	80,000	3,552,800
Cooper Cos., Inc. (The)	20,000	3,997,800
Cutera, Inc.*	540,000	11,178,000
DexCom, Inc.*	34,000	2,880,820
Exactech, Inc.*	300,000	7,560,000
ICU Medical, Inc.*	40,000	6,108,000
Integer Holdings Corp.*	72,000	2,894,400
K2M Group Holdings, Inc.*	25,000	512,750
Masimo Corp.*	130,000	12,123,800
Meridian Bioscience, Inc.	175,000	2,415,000
Neogen Corp.*	16,500	1,081,575
NuVasive, Inc.*	154,000	11,500,720
Nuvectra Corp.*	33,333	227,664
Orthofix International NV*	60,000	2,289,000
Quidel Corp.*	548,000	12,406,720
STERIS plc	103,000	7,154,380
Surmodics, Inc.*	50,000	1,202,500
Syneron Medical Ltd.*	24,000	253,200
Wright Medical Group NV*	216,489	6,737,138

		104,035,185

Health Care Providers & Services (2.1%)
Air Methods Corp.*	170,000	7,310,000
Chemed Corp.	241,000	44,028,290
Henry Schein, Inc.*	10,000	1,699,700
Kindred Healthcare, Inc.	210,000	1,753,500
Owens & Minor, Inc.	188,000	6,504,800
Patterson Cos., Inc.(x)	56,000	2,532,880
Universal American Corp.*	150,000	1,495,500

		65,324,670

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	24,000	4,784,160

Pharmaceuticals (0.1%)
Cempra, Inc.*	26,000	97,500
Heska Corp.*	35,000	3,674,300
Pain Therapeutics, Inc.(x)*	110,000	98,263

		3,870,063

Total Health Care		178,989,103

Industrials (28.6%)
Aerospace & Defense (3.6%)
AAR Corp.	70,000	2,354,100
Aerojet Rocketdyne Holdings, Inc.*	1,635,000	35,479,500
Astronics Corp.*	9,000	285,570
Astronics Corp., Class B*	18,772	593,189
Curtiss-Wright Corp.	488,000	44,534,880
Ducommun, Inc.*	75,020	2,159,826
HEICO Corp.	62,000	5,406,400
Innovative Solutions & Support, Inc.*	88,000	265,760
KLX, Inc.*	54,000	2,413,800
Moog, Inc., Class A*	59,500	4,007,325
Moog, Inc., Class B*	29,500	1,985,055
Textron, Inc.	287,000	13,658,330

		113,143,735

Air Freight & Logistics (0.5%)
Park-Ohio Holdings Corp.	484,000	17,399,800

Building Products (1.5%)
AO Smith Corp.	80,000	4,092,800
Armstrong Flooring, Inc.*	230,064	4,237,779
Fortune Brands Home & Security, Inc.	20,000	1,217,000
Griffon Corp.	1,401,780	34,553,877
Johnson Controls International plc	123,000	5,180,760

		49,282,216

Commercial Services & Supplies (3.8%)
ACCO Brands Corp.*	160,000	2,104,000
Brink’s Co. (The)	326,000	17,424,700
Casella Waste Systems, Inc., Class A*	185,000	2,610,350
Covanta Holding Corp.	210,000	3,297,000
KAR Auction Services, Inc.	440,000	19,214,800
Kimball International, Inc., Class B	200,000	3,300,000
Loomis AB, Class B	255,000	8,070,620
Matthews International Corp., Class A	22,000	1,488,300
McGrath RentCorp	24,000	805,680
Republic Services, Inc.	390,000	24,495,900
Rollins, Inc.	959,000	35,607,670
Team, Inc.*	144,200	3,900,610

		122,319,630

Construction & Engineering (0.2%)
Aegion Corp.*	70,000	1,603,700
Layne Christensen Co.(x)*	345,000	3,049,800
Valmont Industries, Inc.	10,000	1,555,000

		6,208,500

Electrical Equipment (1.2%)
AMETEK, Inc.	352,000	19,036,160
AZZ, Inc.	25,000	1,487,500
Rockwell Automation, Inc.	94,000	14,636,740
SGL Carbon SE(x)*	15,000	152,659
Vicor Corp.*	134,000	2,157,400

		37,470,459

Industrial Conglomerates (0.3%)
Raven Industries, Inc.	54,000	1,568,700
Roper Technologies, Inc.	40,000	8,259,600

		9,828,300

Machinery (12.2%)
Albany International Corp., Class A	51,000	2,348,550
American Railcar Industries, Inc.(x)	5,000	205,500
Astec Industries, Inc.	330,000	20,293,350
Chart Industries, Inc.*	165,000	5,765,100
CIRCOR International, Inc.	516,000	30,671,040
CNH Industrial NV(x)	2,690,000	25,931,600
Crane Co.	555,000	41,530,650
Donaldson Co., Inc.	220,000	10,014,400
Eastern Co. (The)	155,487	3,327,422
EnPro Industries, Inc.	30,500	2,170,380
Federal Signal Corp.	660,000	9,114,600
Flowserve Corp.	94,000	4,551,480
Franklin Electric Co., Inc.	260,000	11,193,000
Gorman-Rupp Co. (The)	360,000	11,304,000
Graco, Inc.	152,000	14,309,280
Greenbrier Cos., Inc. (The)(x)	245,000	10,559,500
IDEX Corp.	114,000	10,660,140
Interpump Group SpA	220,000	5,116,372
Kennametal, Inc.	291,000	11,415,930
Key Technology, Inc.(x)*	66,100	876,486
LB Foster Co., Class A	60,000	750,000
Lincoln Electric Holdings, Inc.	109,000	9,467,740
Lindsay Corp.(x)	56,000	4,934,720
LS Starrett Co. (The), Class A	247,608	2,599,884

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Lydall, Inc.*	37,500	$2,010,000
Middleby Corp. (The)*	4,800	654,960
Mueller Industries, Inc.	950,300	32,528,769
Mueller Water Products, Inc., Class A	1,032,000	12,198,240
Navistar International Corp.*	910,000	22,404,200
Nordson Corp.	40,000	4,913,600
Standex International Corp.	61,000	6,109,150
Tennant Co.	301,000	21,867,650
Toro Co. (The)	48,000	2,998,080
Trinity Industries, Inc.	108,000	2,867,400
Twin Disc, Inc.*	154,000	3,167,780
Watts Water Technologies, Inc., Class A	348,000	21,697,800
Woodward, Inc.	100,000	6,792,000

		389,320,753

Road & Rail (0.5%)
Hertz Global Holdings, Inc.(x)*	836,031	14,663,984

Trading Companies & Distributors (4.3%)
GATX Corp.(x)	840,000	51,206,400
Herc Holdings, Inc.*	387,000	18,920,430
Kaman Corp.	954,233	45,927,234
Lawson Products, Inc.*	55,000	1,234,750
Neff Corp., Class A*	10,804	210,138
Rush Enterprises, Inc., Class B*‡	510,000	15,901,800
Titan Machinery, Inc.*	5,000	76,700
United Rentals, Inc.*	27,000	3,376,350

		136,853,802

Transportation Infrastructure (0.5%)
BBA Aviation plc	2,150,000	8,202,423
Macquarie Infrastructure Corp.	80,000	6,446,400

		14,648,823

Total Industrials		911,140,002

Information Technology (6.3%)
Communications Equipment (0.9%)
Bel Fuse, Inc., Class A‡	155,000	3,431,700
Communications Systems, Inc.	370,000	1,628,000
EchoStar Corp., Class A*	30,000	1,708,500
Ixia*	1,000,000	19,650,000
Plantronics, Inc.	40,000	2,164,400

		28,582,600

Electronic Equipment, Instruments & Components (1.9%)
Badger Meter, Inc.	114,000	4,189,500
Belden, Inc.	16,000	1,107,040
CTS Corp.	970,000	20,661,000
Daktronics, Inc.	130,000	1,228,500
Itron, Inc.*	87,000	5,280,900
Littelfuse, Inc.	87,000	13,912,170
MOCON, Inc.	33,137	720,730
Park Electrochemical Corp.	706,005	12,609,249
Trans-Lux Corp.*	24,000	34,800

		59,743,889

Internet Software & Services (0.6%)
CommerceHub, Inc.*	45,000	697,850
comScore, Inc.*	418,956	9,045,260
Global Sources Ltd.*	188,248	1,553,046
Gogo, Inc.(x)*	375,000	4,125,000
Internap Corp.(x)*	535,000	1,990,200
Pandora Media, Inc.(x)*	20,000	236,200
Stamps.com, Inc.(x)*	26,500	3,136,275

		20,783,831

IT Services (0.3%)
Blackhawk Network Holdings, Inc.*	80,000	3,248,000
Edgewater Technology, Inc.*	600,000	4,470,000
ModusLink Global Solutions, Inc.(x)*	460,000	828,000

		8,546,000

Semiconductors & Semiconductor Equipment (0.6%)
Cypress Semiconductor Corp.	850,000	11,696,000
Sevcon, Inc.(x)*	566,582	8,464,735

		20,160,735

Software (0.6%)
FalconStor Software, Inc.(x)*	330,000	131,274
Fortinet, Inc.*	26,000	997,100
Guidance Software, Inc.*	240,000	1,416,000
Take-Two Interactive Software, Inc.*	112,000	6,638,240
Tyler Technologies, Inc.*	56,000	8,655,360

		17,837,974

Technology Hardware, Storage & Peripherals (1.4%)
Diebold Nixdorf, Inc.(x)	995,000	30,546,500
NCR Corp.*	158,000	7,217,440
Stratasys Ltd.(x)*	350,000	7,171,500
TransAct Technologies, Inc.	88,000	712,800

		45,648,240

Total Information Technology		201,303,269

Materials (9.1%)
Chemicals (5.8%)
Albemarle Corp.	30,000	3,169,200
Ashland Global Holdings, Inc.	60,000	7,428,600
Chemtura Corp.*	875,000	29,225,000
Core Molding Technologies, Inc.*	246,000	4,386,180
Ferro Corp.*	2,200,000	33,418,000
FMC Corp.	30,000	2,087,700
HB Fuller Co.	270,000	13,921,200
Huntsman Corp.	235,000	5,766,900
Minerals Technologies, Inc.	177,000	13,558,200
NewMarket Corp.	15,800	7,161,034
Olin Corp.	125,000	4,108,750
OMNOVA Solutions, Inc.*	605,000	5,989,500
Platform Speciality Products Corp.*	65,000	846,300
Quaker Chemical Corp.	5,000	658,300
Scotts Miracle-Gro Co. (The), Class A	83,000	7,751,370
Sensient Technologies Corp.	270,000	21,400,200
Takasago International Corp.	40,000	1,282,673
Tredegar Corp.	1,169,184	20,519,180

		182,678,287

Containers & Packaging (1.5%)
Greif, Inc., Class A	212,030	11,680,733
Multi Packaging Solutions
International Ltd.*	200,000	3,590,000
Myers Industries, Inc.‡	1,503,136	23,824,705
Sonoco Products Co.	155,000	8,202,600

		47,298,038

Metals & Mining (1.4%)
Allegheny Technologies, Inc.(x)	582,017	10,453,025
Ampco-Pittsburgh Corp.	390,025	5,479,851
Barrick Gold Corp.	24,000	455,760
Century Aluminum Co.*	55,000	697,950
Dominion Diamond Corp.	335,001	4,231,063
Haynes International, Inc.	50,000	1,906,000
Kinross Gold Corp.*	45,000	157,950
Materion Corp.	468,000	15,701,400
TimkenSteel Corp.(x)*	295,000	5,578,450

		44,661,449

Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.*	550,000	13,651,000

Total Materials		288,288,774

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Gyrodyne LLC(x)	2,078	$43,888
Ryman Hospitality Properties, Inc. (REIT)	700,000	43,281,000
Seritage Growth Properties (REIT), Class A(x)	22,000	949,300

		44,274,188

Real Estate Management & Development (0.8%)
Capital Properties, Inc., Class A*	60,270	837,753
Griffin Industrial Realty, Inc.‡	320,122	9,907,776
St Joe Co. (The)*	474,000	8,081,700
Tejon Ranch Co.*	240,006	5,253,731

		24,080,960

Total Real Estate		68,355,148

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.0%)
Cincinnati Bell, Inc.*	1,030,000	18,231,000
Consolidated Communications Holdings, Inc.(x)	25,000	585,500
Iridium Communications, Inc.(x)*	602,151	5,810,757
New Ulm Telecom, Inc.	33,000	308,220
Straight Path Communications, Inc., Class B(x)*	7,000	251,790
Verizon Communications, Inc.	80,000	3,900,000
Windstream Holdings, Inc.(x)	710,000	3,869,500

		32,956,767

Wireless Telecommunication Services (0.6%)
Rogers Communications, Inc., Class B	200,000	8,844,000
Shenandoah Telecommunications Co.	158,000	4,431,900
United States Cellular Corp.*	100,000	3,733,000
VEON Ltd. (ADR)(x)	550,000	2,244,000

		19,252,900

Total Telecommunication Services		52,209,667

Utilities (7.2%)
Electric Utilities (3.7%)
El Paso Electric Co.	726,000	36,663,000
Great Plains Energy, Inc.	220,000	6,428,400
Otter Tail Corp.	395,000	14,970,500
PNM Resources, Inc.	1,272,000	47,064,000
Westar Energy, Inc.	260,000	14,110,200

		119,236,100

Gas Utilities (1.8%)
Chesapeake Utilities Corp.	6,000	415,200
National Fuel Gas Co.	182,000	10,850,840
Northwest Natural Gas Co.	32,000	1,891,200
ONE Gas, Inc.	41,000	2,771,600
Southwest Gas Holdings, Inc.	479,000	39,713,890

		55,642,730

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	240,000	2,683,200
Ormat Technologies, Inc.	86,000	4,908,880

		7,592,080

Multi-Utilities (1.3%)
Black Hills Corp.(x)	366,000	24,328,020
NorthWestern Corp.	280,000	16,436,000

		40,764,020

Water Utilities (0.2%)
Cadiz, Inc.*	10,000	150,500
SJW Group	116,000	5,593,520
York Water Co. (The)	43,500	1,524,675

		7,268,695

Total Utilities		230,503,625

Total Common Stocks (94.2%) (Cost $1,508,677,815)		2,999,669,122

PREFERRED STOCKS:
Financials (0.1%)
Diversified Financial Services (0.1%)
Steel Partners Holdings LP
6.000%*‡	190,816	4,245,656

Total Financials		4,245,656

Information Technology (0.2%)
Semiconductors & Semiconductor Equipment (0.2%)
Sevcon, Inc.
0.960%*†	112,165	5,027,235

Total Information Technology	.	5,027,235

Total Preferred Stocks (0.3%) (Cost $6,991,131)		9,272,891

MASTER LIMITED PARTNERSHIP:
Financials (0.1%)
Capital Markets (0.1%)
KKR & Co. LP (Cost $833,860)	150,000	2,734,500

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Industrials (0.1%)
Machinery (0.1%)
Mueller Industries, Inc.
6.000%, 3/1/27	$4,750,000	4,720,550

Total Long-Term Debt Securities (0.1%) (Cost $4,750,000)		4,720,550

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc. (Contingent Value Shares)*†	877,500	1,118,812

Total Consumer Discretionary		1,118,812

Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi, expiring 12/31/20*	50,000	22,500

Total Health Care		22,500

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)*†	490,000	—

Total Information Technology		—

Total Rights (0.0%) (Cost $335,269)		1,141,312

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (5.2%)
JPMorgan Prime Money Market Fund, IM Shares	164,993,176	165,042,674

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.1%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $6,000,395, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $6,120,005.(xx)	$6,000,000	$6,000,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $12,200,895, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $12,444,001.(xx)	12,200,000	12,200,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $2,500,227, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $2,550,006.(xx)	2,500,000	2,500,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $6,800,538, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $6,936,014.(xx)	6,800,000	6,800,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $25,902,806, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $28,437,852.(xx)	25,900,000	25,900,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $549,538, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $560,491.(xx)	549,501	549,501
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $7,200,648, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $7,348,435.(xx)	7,200,000	7,200,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $7,300,505, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $7,450,497.(xx)	7,300,000	7,300,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $7,000,754, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $7,141,154.(xx)	7,000,000	7,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $20,001,633, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $20,401,666.(xx)	20,000,000	20,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $5,000,354, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $5,100,362.(xx)	5,000,000	5,000,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $15,002,450, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $15,302,080.(xx)	15,000,000	15,000,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $9,000,593, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $9,180,000.(xx)	9,000,000	9,000,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $4,000,253, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $4,080,004.(xx)	4,000,000	4,000,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $10,000,658, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.125%, maturing 9/30/17-11/15/41; total market value $10,200,094.(xx)	$10,000,000	$10,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $17,002,678, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $17,340,000.(xx)	17,000,000	17,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $6,000,945, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $6,120,002.(xx)	6,000,000	6,000,000

Total Repurchase Agreements		161,449,501

Total Short-Term Investments (10.3%) (Cost $326,474,605)		326,492,175

Total Investments (105.0%) (Cost $1,848,062,680)		3,344,030,550
Other Assets Less Liabilities (-5.0%)		(159,856,172)

Net Assets (100%)		$3,184,174,378

*	Non-income producing.

†	Securities (totaling $6,146,047 or 0.2% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $158,545,557. This was secured by cash collateral of $161,449,501 which was subsequently invested in invested in joint repurchase agreements with a total value of $161,449,501, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $7,379 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 3.625%, maturing 4/6/17-2/15/44.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
Beasley Broadcast Group, Inc., Class A*	$3,537,540	$—	$27,090	$6,583,824	$25,541	$(1)
Bel Fuse, Inc., Class A	3,669,950	236,297	—	3,431,700	8,700	—
Canterbury Park Holding Corp.	3,276,000	17,367	—	3,277,752	15,835	—
Griffin Industrial Realty, Inc.	10,154,171	3,112	—	9,907,776	—	—
Ingles Markets, Inc., Class A	37,421,801	43,604	26,790	33,570,700	128,370	19,208
Katy Industries, Inc.	150,150	—	49,350	79,800	—	(44,475)
Myers Industries, Inc.	21,450,000	47,134	—	23,824,705	202,500	—
Oil-Dri Corp. of America	16,468,510	—	—	16,063,370	94,820	—
Rush Enterprises, Inc., Class B	15,743,700	—	—	15,901,800	—	—
Sevcon, Inc.**	4,832,944	—	—	8,464,735	—	—
Steel Partners Holdings LP*	—	4,579,584	—	4,245,656	28,622	—

	$116,704,766	$4,927,098	$103,230	$125,351,818	$504,388	$(25,268)

*	Not affiliated at December 31, 2016.

**	Not affiliated at March 31, 2017.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other Observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$617,693,304	$41,291,778	$—		$658,985,082
Consumer Staples	203,822,181	12,775,738	—		216,597,919
Energy	45,403,100	2,181	—		45,405,281
Financials	144,074,527	3,816,725	—		147,891,252
Health Care	178,989,103	—	—		178,989,103
Industrials	883,426,501	27,713,501	—		911,140,002
Information Technology	195,495,969	5,807,300	—		201,303,269
Materials	287,006,101	1,282,673	—		288,288,774
Real Estate	57,609,619	10,745,529	—		68,355,148
Telecommunication Services	51,901,447	308,220	—		52,209,667
Utilities	230,503,625	—	—		230,503,625
Corporate Bonds
Industrials	—	4,720,550	—		4,720,550
Master Limited Partnerships
Financials	2,734,500	—	—		2,734,500
Preferred Stocks
Financials	4,245,656	—	—		4,245,656
Information Technology	—	—	5,027,235		5,027,235
Rights
Consumer Discretionary	—	—	1,118,812		1,118,812
Health Care	22,500	—	—		22,500
Information Technology	—	—	—	(c)	—	(c)
Short-Term Investments
Investment Companies	165,042,674	—	—		165,042,674
Repurchase Agreements	—	161,449,501	—		161,449,501

Total Assets	$3,067,970,807	$269,913,696	$6,146,047		$3,344,030,550

Total Liabilities	$—	$—	$—		$—

Total	$3,067,970,807	$269,913,696	$6,146,047		$3,344,030,550

(a)	Securities with a market value of $10,105,838 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $7,493,575 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,562,548,919
Aggregate gross unrealized depreciation	(74,966,864)

Net unrealized appreciation	$1,487,582,055

Federal income tax cost of investments	$1,856,448,495

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (5.9%)
Australia & New Zealand Banking Group Ltd.
2.300%, 6/1/21		$250,000	$246,701
Australia Government Bond
1.750%, 11/21/20(m)	AUD	6,350,000	4,803,274
3.250%, 4/21/25(m)		1,000,000	800,863
2.750%, 11/21/27(m)		5,850,000	4,463,366
3.250%, 4/21/29(m)		3,815,000	3,028,433
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22		$94,000	95,642
Commonwealth Bank of Australia
2.300%, 9/6/19		150,000	150,962
National Australia Bank Ltd.
2.500%, 7/12/26		250,000	233,291
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	2,300,000	2,023,969
Queensland Treasury Corp.
5.750%, 7/22/24(m)		2,139,000	1,944,129
Westpac Banking Corp.
4.625%, 6/1/18		$38,000	39,134
2.250%, 1/17/19		100,000	100,592
2.700%, 8/19/26		150,000	142,666

Total Australia			18,073,022

Belgium (0.3%)
Anheuser-Busch Cos. LLC
5.000%, 3/1/19		38,000	40,173
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19		250,000	251,434
2.650%, 2/1/21		75,000	75,442
2.625%, 1/17/23		94,000	92,390
3.300%, 2/1/23		150,000	152,577
3.650%, 2/1/26		250,000	252,053
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 2/15/21		47,000	50,134

Total Belgium			914,203

Bermuda (0.0%)
XLIT Ltd.
6.375%, 11/15/24		100,000	117,240

Brazil (1.2%)
BRF SA
7.750%, 5/22/18§	BRL	1,000,000	302,480
Embraer Netherlands Finance BV
5.400%, 2/1/27		$100,000	102,273
Federative Republic of Brazil
10.000%, 1/1/19	BRL	3,540,000	1,141,777
10.000%, 1/1/25		6,450,000	2,062,205
Vale Overseas Ltd.
5.875%, 6/10/21		$100,000	106,612
4.375%, 1/11/22		38,000	38,465

Total Brazil			3,753,812

Canada (2.9%)
Agrium, Inc.
3.150%, 10/1/22		19,000	18,984
Bank of Montreal
2.375%, 1/25/19		150,000	151,216
Bank of Nova Scotia (The)
2.050%, 10/30/18		150,000	150,828
4.500%, 12/16/25		100,000	103,887
Canada Housing Trust No. 1
2.900%, 6/15/24§	CAD	2,400,000	1,929,285
Canadian Government Bond
1.625%, 2/27/19		$150,000	150,718
Canadian National Railway Co.
5.550%, 5/15/18		95,000	99,074
Enbridge, Inc.
3.500%, 6/10/24		50,000	49,249
Export Development Canada
1.750%, 8/19/19		150,000	150,631
Goldcorp, Inc.
3.625%, 6/9/21		100,000	103,120
Husky Energy, Inc.
4.000%, 4/15/24		50,000	50,754
Hydro-Quebec
8.400%, 1/15/22		75,000	93,240
Province of New Brunswick
2.750%, 6/15/18		38,000	38,561
Province of Ontario
2.000%, 9/27/18		250,000	251,864
3.200%, 5/16/24		2,500,000	2,577,640
Province of Quebec
2.375%, 1/31/22		250,000	250,527
2.625%, 2/13/23		94,000	94,586
2.875%, 10/16/24		2,000,000	2,020,877
Rogers Communications, Inc.
6.800%, 8/15/18		75,000	80,032
Royal Bank of Canada
2.500%, 1/19/21		100,000	100,421
Suncor Energy, Inc.
6.100%, 6/1/18		75,000	78,938
Toronto-Dominion Bank (The)
1.950%, 1/22/19		100,000	100,362
2.250%, 11/5/19		100,000	100,622
TransCanada PipeLines Ltd.
3.800%, 10/1/20		113,000	118,452
4.875%, 1/15/26		80,000	88,907

Total Canada			8,952,775

China (0.2%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19		250,000	251,101
Baidu, Inc.
2.750%, 6/9/19		200,000	201,750
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25		200,000	197,822

Total China			650,673

Colombia (0.2%)
Ecopetrol SA
7.625%, 7/23/19		66,000	73,260
4.125%, 1/16/25		100,000	96,500
Republic of Colombia
7.375%, 3/18/19		150,000	165,300
4.000%, 2/26/24(x)		200,000	205,800

Total Colombia			540,860

Denmark (2.9%)
Nordea Kredit Realkreditaktieselskab
2.000%, 10/1/47	DKK	16,425,000	2,302,317
2.500%, 10/1/47		4,200,000	611,456
Nykredit Realkredit A/S
2.000%, 10/1/47(l)		17,225,000	2,413,837
2.500%, 10/1/47(m)		4,200,000	611,305
Realkredit Danmark A/S
2.000%, 10/1/47		17,200,000	2,410,334
2.500%, 10/1/47		4,200,000	613,344

Total Denmark			8,962,593

France (0.6%)
BNP Paribas SA
2.400%, 12/12/18		$100,000	100,552
5.000%, 1/15/21		131,000	141,430

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
BPCE SA
2.500%, 7/15/19		$250,000	$250,750
Casino Guichard Perrachon SA
4.498%, 3/7/24(m)	EUR	200,000	230,642
Danone SA
2.947%, 11/2/26§		$780,000	743,902
Sanofi
1.250%, 4/10/18		75,000	74,875
4.000%, 3/29/21		94,000	99,536
Total Capital International SA
2.125%, 1/10/19		100,000	100,643
2.700%, 1/25/23		113,000	111,906
Total Capital SA
4.450%, 6/24/20		75,000	80,365

Total France			1,934,601

Germany (1.9%)
Deutsche Bank AG
2.500%, 2/13/19		100,000	100,140
3.375%, 5/12/21		100,000	100,046
HP Pelzer Holding GmbH
4.125%, 4/1/24(b)§	EUR	125,000	134,684
Kreditanstalt fuer Wiederaufbau
1.125%, 11/16/18		$200,000	199,191
1.875%, 4/1/19		2,200,000	2,214,939
2.750%, 9/8/20		564,000	581,177
2.000%, 10/4/22		188,000	185,490
5.000%, 3/19/24	AUD	1,000,000	858,392
2.000%, 5/2/25		$250,000	240,777
Landwirtschaftliche Rentenbank
2.375%, 6/10/25		250,000	246,544
Senvion Holding GmbH
6.625%, 11/15/20(m)	EUR	100,000	109,747
Siemens Financieringsmaatschappij NV
2.350%, 10/15/26§		$800,000	742,623

Total Germany			5,713,750

Hungary (1.0%)
Republic of Hungary
6.375%, 3/29/21		250,000	281,563
7.000%, 6/24/22	HUF	395,000,000	1,699,049
1.750%, 10/26/22		325,000,000	1,098,914

Total Hungary			3,079,526

Ireland (0.1%)
Ardagh Packaging Finance plc
4.625%, 5/15/23§		$275,000	278,437

Israel (0.1%)
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22		45,000	43,762
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23		100,000	94,804
3.150%, 10/1/26(x)		100,000	91,875

Total Israel			230,441

Japan (0.4%)
Japan Bank for International Cooperation
2.500%, 5/28/25		250,000	243,926
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	201,710
Nomura Holdings, Inc.
6.700%, 3/4/20		94,000	104,386
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19		250,000	251,405
Sumitomo Mitsui Financial Group, Inc.
3.784%, 3/9/26		100,000	102,270
3.010%, 10/19/26		150,000	143,724

Total Japan			1,047,421

Malaysia (1.8%)
Federation of Malaysia
3.955%, 9/15/25	MYR	16,150,000	3,567,561
3.900%, 11/30/26		7,000,000	1,549,317
4.498%, 4/15/30		2,275,000	511,367

Total Malaysia			5,628,245

Mexico (2.5%)
America Movil SAB de CV
5.000%, 3/30/20		$113,000	120,768
Cemex Finance LLC
4.625%, 6/15/24(m)	EUR	200,000	224,828
Nemak SAB de CV
3.250%, 3/15/24(b)§		100,000	107,107
Petroleos Mexicanos
3.125%, 1/23/19		$150,000	150,750
3.500%, 1/30/23		94,000	88,924
4.875%, 1/18/24		100,000	100,650
4.500%, 1/23/26(x)		200,000	191,100
Sigma Alimentos SA de CV
2.625%, 2/7/24§	EUR	200,000	218,874
United Mexican States
5.125%, 1/15/20(x)		$150,000	162,187
3.500%, 1/21/21(x)		150,000	155,550
4.000%, 10/2/23		150,000	154,688
7.750%, 11/13/42	MXN	107,500,000	5,932,342

Total Mexico			7,607,768

Netherlands (0.6%)
ABN AMRO Bank NV
2.450%, 6/4/20§		$320,000	320,207
AerCap Ireland Capital DAC
3.950%, 2/1/22		400,000	410,960
Cooperatieve Rabobank UA
4.625%, 12/1/23		250,000	263,337
Koninklijke Philips NV
3.750%, 3/15/22		94,000	97,525
Shell International Finance BV
4.300%, 9/22/19		188,000	198,591
3.400%, 8/12/23		50,000	51,296
3.250%, 5/11/25		95,000	95,383
UPCB Finance IV Ltd.
5.375%, 1/15/25§		300,000	302,250

Total Netherlands			1,739,549

New Zealand (1.9%)
New Zealand Government Bond
4.500%, 4/15/27(m)	NZD	7,565,000	5,862,844

Norway (1.0%)
Kingdom of Norway
4.250%, 5/19/17(m)	NOK	23,550,000	2,755,332
Statoil ASA
5.250%, 4/15/19		$94,000	100,181
3.700%, 3/1/24		100,000	103,909

Total Norway			2,959,422

Peru (0.0%)
Republic of Peru
7.125%, 3/30/19		77,000	84,508

Philippines (0.1%)
Republic of Philippines
6.500%, 1/20/20		188,000	210,560

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
10.625%, 3/16/25		$100,000	$152,125

Total Philippines			362,685

Poland (2.1%)
Republic of Poland
6.375%, 7/15/19		225,000	246,656
1.500%, 4/25/20	PLN	24,600,000	6,048,175
5.000%, 3/23/22		$38,000	41,752
4.000%, 1/22/24		100,000	105,000

Total Poland			6,441,583

Romania (0.4%)
Romania Government Bond
5.750%, 4/29/20	RON	4,300,000	1,117,142

Singapore (1.9%)
Republic of Singapore
3.000%, 9/1/24	SGD	5,000,000	3,784,001
2.875%, 9/1/30		2,830,000	2,131,528

Total Singapore			5,915,529

South Africa (1.1%)
Republic of South Africa
5.500%, 3/9/20		$200,000	212,750
7.750%, 2/28/23	ZAR	33,000,000	2,391,337
4.665%, 1/17/24		$100,000	101,250
10.500%, 12/21/26	ZAR	9,800,000	805,560

Total South Africa			3,510,897

South Korea (1.4%)
Export-Import Bank of Korea
2.875%, 9/17/18		$250,000	253,246
Republic of Korea
2.000%, 3/10/20	KRW	2,220,000,000	2,001,364
3.000%, 9/10/24		645,000,000	611,324
5.250%, 3/10/27		1,145,000,000	1,300,671

Total South Korea			4,166,605

Spain (0.3%)
Ence Energia y Celulosa SA
5.375%, 11/1/22(m)	EUR	215,000	245,704
Gestamp Funding Luxembourg SA
3.500%, 5/15/23§		100,000	111,214
Telefonica Emisiones SAU
5.462%, 2/16/21		$94,000	103,164
4.103%, 3/8/27		500,000	503,139

Total Spain			963,221

Supranational (4.7%)
Asian Development Bank
1.750%, 9/11/18		100,000	100,451
1.750%, 1/10/20		500,000	500,119
1.875%, 2/18/22		2,200,000	2,160,220
2.125%, 3/19/25		100,000	96,500
European Bank for Reconstruction & Development
1.625%, 11/15/18		200,000	200,697
European Investment Bank
1.125%, 8/15/18		250,000	249,198
1.750%, 6/17/19		250,000	250,616
1.750%, 5/15/20		500,000	496,339
1.375%, 6/15/20		250,000	246,063
1.625%, 6/15/21(x)		100,000	98,082
2.250%, 8/15/22		2,500,000	2,494,864
1.875%, 2/10/25		1,500,000	1,424,334
2.125%, 4/13/26		150,000	143,581
Inter-American Development Bank
1.000%, 5/13/19		500,000	494,490
3.875%, 2/14/20		94,000	99,692
2.125%, 1/15/25		250,000	243,487
International Bank for Reconstruction & Development
1.000%, 6/15/18		250,000	249,602
1.000%, 10/5/18		250,000	248,565
2.250%, 6/24/21		200,000	201,834
1.625%, 2/10/22		3,800,000	3,705,656
2.125%, 2/13/23		131,000	129,608
2.500%, 7/29/25		250,000	249,409
International Finance Corp.
1.250%, 7/16/18		150,000	149,868

Total Supranational			14,233,275

Sweden (0.1%)
Svenska Handelsbanken AB
2.250%, 6/17/19		250,000	251,373
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		56,000	57,151

Total Sweden			308,524

Switzerland (0.5%)
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	94,743
Credit Suisse AG
1.700%, 4/27/18		250,000	249,616
4.375%, 8/5/20		250,000	264,586
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		450,000	455,803
Novartis Capital Corp.
3.000%, 11/20/25		150,000	149,554
Novartis Securities Investment Ltd.
5.125%, 2/10/19		94,000	99,802
UBS AG
2.375%, 8/14/19		250,000	251,717

Total Switzerland			1,565,821

Thailand (1.1%)
Thailand Government Bond
3.850%, 12/12/25	THB	110,850,000	3,509,012

United Arab Emirates (0.1%)
MDC-GMTN BV
5.500%, 4/20/21(m)		$319,000	352,096

United Kingdom (4.9%)
AA Bond Co. Ltd.
5.500%, 7/31/22(m)	GBP	175,000	225,035
Alliance Automotive Finance plc
6.250%, 12/1/21§	EUR	225,000	255,032
AstraZeneca plc
3.375%, 11/16/25		$100,000	100,660
Barclays Bank plc
5.140%, 10/14/20		131,000	139,413
Barclays plc
2.750%, 11/8/19		250,000	251,655
3.200%, 8/10/21		200,000	200,227
BP Capital Markets plc
2.237%, 5/10/19		150,000	150,607
2.521%, 1/15/20		50,000	50,540
2.315%, 2/13/20		200,000	201,023
4.500%, 10/1/20		38,000	40,718
3.062%, 3/17/22		130,000	131,651
3.245%, 5/6/22		75,000	76,514
3.224%, 4/14/24		1,175,000	1,175,601
Delphi Corp.
4.150%, 3/15/24		100,000	104,395
Fiat Chrysler Automobiles NV
5.250%, 4/15/23		250,000	256,825
Firstgroup plc
5.250%, 11/29/22(m)	GBP	400,000	584,663

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18		$94,000	$98,338
2.800%, 3/18/23		94,000	94,082
Heathrow Funding Ltd.
1.875%, 5/23/22(m)	EUR	200,000	227,498
7.125%, 2/14/24(m)	GBP	250,000	405,764
HSBC Holdings plc
5.100%, 4/5/21		$150,000	162,600
4.000%, 3/30/22		100,000	104,369
3.600%, 5/25/23		200,000	202,988
4.375%, 11/23/26		200,000	201,081
Jaguar Land Rover Automotive plc
5.000%, 2/15/22(m)	GBP	150,000	205,554
3.500%, 3/15/20§		$200,000	201,500
Lloyds Banking Group plc
4.500%, 11/4/24		200,000	204,984
Pizzaexpress Financing 2 plc
6.625%, 8/1/21(m)	GBP	100,000	128,748
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$150,000	170,883
Rio Tinto Finance USA plc
3.500%, 3/22/22		14,000	14,574
Royal Bank of Scotland Group plc
4.800%, 4/5/26		200,000	204,460
Santander UK plc
2.350%, 9/10/19		150,000	150,444
2.375%, 3/16/20		700,000	700,693
Sky plc
3.750%, 9/16/24§		700,000	706,515
Tesco plc
6.125%, 2/24/22	GBP	150,000	216,043
Unilever Capital Corp.
2.000%, 7/28/26		$100,000	90,496
United Kingdom Gilt
1.750%, 7/22/19(m)	GBP	725,000	942,479
1.500%, 7/22/26(m)		1,400,000	1,822,540
4.250%, 6/7/32(m)		1,100,000	1,895,286
3.500%, 1/22/45(m)		725,000	1,253,633
Virgin Media Receivables Financing Notes I DAC
5.500%, 9/15/24(m)		225,000	292,686
Vodafone Group plc
5.450%, 6/10/19		$113,000	120,931
2.950%, 2/19/23		94,000	91,951
Wagamama Finance plc
7.875%, 2/1/20(m)	GBP	100,000	130,941
WPP Finance 2010
3.750%, 9/19/24		$50,000	50,679

Total United Kingdom			15,037,299

United States (52.9%)
21st Century Fox America, Inc.
5.650%, 8/15/20		56,000	61,551
3.700%, 10/15/25		100,000	101,512
3M Co.
3.000%, 8/7/25		100,000	101,230
Abbott Laboratories
2.550%, 3/15/22		90,000	88,582
3.400%, 11/30/23		100,000	100,225
AbbVie, Inc.
2.000%, 11/6/18		131,000	131,199
2.900%, 11/6/22		131,000	129,938
3.600%, 5/14/25		150,000	149,511
Actavis Funding SCS
2.450%, 6/15/19		250,000	251,450
3.800%, 3/15/25		150,000	151,390
Actavis, Inc.
3.250%, 10/1/22		75,000	75,377
Adient Global Holdings Ltd.
3.500%, 8/15/24(m)	EUR	150,000	160,820
Aetna, Inc.
2.200%, 3/15/19		$250,000	251,481
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	58,042
Albemarle Corp.
1.875%, 12/8/21(m)	EUR	144,000	161,363
Allstate Corp. (The)
3.150%, 6/15/23		$94,000	95,369
Altria Group, Inc.
9.250%, 8/6/19		42,000	48,769
2.950%, 5/2/23		94,000	93,286
4.000%, 1/31/24		100,000	105,203
Amazon.com, Inc.
2.600%, 12/5/19		100,000	101,905
3.300%, 12/5/21		100,000	103,976
American Express Co.
2.650%, 12/2/22		203,000	200,760
American International Group, Inc.
4.875%, 6/1/22		150,000	162,371
American Tower Corp. (REIT)
5.050%, 9/1/20		113,000	121,598
5.000%, 2/15/24		100,000	107,739
Ameriprise Financial, Inc.
5.300%, 3/15/20		94,000	102,300
4.000%, 10/15/23		100,000	105,507
Amgen, Inc.
3.450%, 10/1/20		188,000	195,519
2.700%, 5/1/22		75,000	74,868
3.625%, 5/15/22		56,000	58,061
Amphenol Corp.
2.550%, 1/30/19		75,000	75,813
Anadarko Petroleum Corp.
5.550%, 3/15/26(x)		100,000	110,820
Anthem, Inc.
2.300%, 7/15/18		250,000	251,267
2.250%, 8/15/19		100,000	100,005
Aon Corp.
5.000%, 9/30/20		113,000	121,748
Apple, Inc.
1.000%, 5/3/18		94,000	93,722
2.100%, 5/6/19		150,000	151,594
2.850%, 5/6/21		250,000	255,622
2.150%, 2/9/22		100,000	98,650
2.850%, 2/23/23		75,000	75,430
3.200%, 5/13/25		75,000	75,675
2.450%, 8/4/26		100,000	94,547
3.350%, 2/9/27		100,000	100,953
Applied Materials, Inc.
4.300%, 6/15/21		75,000	80,774
Arizona Public Service Co.
3.150%, 5/15/25		100,000	100,469
AT&T, Inc.
5.800%, 2/15/19		188,000	200,561
4.600%, 2/15/21		188,000	200,689
3.875%, 8/15/21		113,000	117,527
3.000%, 6/30/22		50,000	49,733
2.625%, 12/1/22		94,000	91,705
3.950%, 1/15/25		100,000	100,512
3.400%, 5/15/25		150,000	144,798
Atmos Energy Corp.
8.500%, 3/15/19		56,000	62,581

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
AutoZone, Inc.
4.000%, 11/15/20	$94,000	$98,573
AvalonBay Communities, Inc. (REIT)
3.625%, 10/1/20	100,000	104,078
Bank of America Corp.
5.650%, 5/1/18	390,000	405,954
2.600%, 1/15/19	200,000	202,015
2.650%, 4/1/19	100,000	101,091
7.625%, 6/1/19	190,000	211,755
2.250%, 4/21/20	100,000	99,633
5.625%, 7/1/20	190,000	208,558
2.625%, 10/19/20	150,000	150,362
4.125%, 1/22/24	100,000	104,235
4.200%, 8/26/24	100,000	102,342
4.000%, 1/22/25	100,000	99,954
4.450%, 3/3/26	100,000	102,620
3.500%, 4/19/26	100,000	98,317
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	120,000	121,346
4.150%, 2/1/21	113,000	120,124
3.000%, 2/24/25	65,000	64,047
BB&T Corp.
2.250%, 2/1/19	100,000	100,661
2.450%, 1/15/20	100,000	101,014
2.750%, 4/1/22	250,000	251,469
Bear Stearns Cos. LLC (The)
4.650%, 7/2/18	75,000	77,614
Becton Dickinson and Co.
2.675%, 12/15/19	150,000	151,987
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	56,000	58,203
2.000%, 11/15/18	130,000	130,267
2.400%, 2/1/20	150,000	151,351
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22	94,000	96,207
Berkshire Hathaway, Inc.
2.750%, 3/15/23	65,000	65,133
3.125%, 3/15/26	100,000	99,457
Biogen, Inc.
4.050%, 9/15/25	100,000	102,241
Boston Properties LP (REIT)
5.625%, 11/15/20	100,000	110,578
3.650%, 2/1/26	100,000	99,172
Boston Scientific Corp.
2.650%, 10/1/18	100,000	100,958
3.850%, 5/15/25	50,000	50,752
Bristol-Myers Squibb Co.
1.750%, 3/1/19	100,000	100,078
2.000%, 8/1/22	94,000	90,896
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	100,000	98,088
Broadcom Corp.
3.875%, 1/15/27§	200,000	201,210
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	30,000	29,171
Burlington Northern Santa Fe LLC
3.050%, 3/15/22	94,000	96,260
3.750%, 4/1/24	25,000	26,324
Capital One Bank USA NA
3.375%, 2/15/23	300,000	298,158
Caterpillar Financial Services Corp.
7.150%, 2/15/19	60,000	65,687
2.100%, 6/9/19	250,000	250,680
Caterpillar, Inc.
2.600%, 6/26/22	56,000	55,954
CBS Corp.
5.750%, 4/15/20	94,000	103,095
Celgene Corp.
3.950%, 10/15/20	19,000	19,905
3.875%, 8/15/25	150,000	153,242
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	65,000	68,606
Charter Communications Operating LLC
4.908%, 7/23/25	170,000	179,333
Chevron Corp.
2.193%, 11/15/19	285,000	287,318
3.191%, 6/24/23	75,000	76,706
2.954%, 5/16/26	150,000	147,249
Chubb INA Holdings, Inc.
3.350%, 5/15/24	100,000	102,117
Cigna Corp.
4.500%, 3/15/21	94,000	100,044
Cisco Systems, Inc.
4.450%, 1/15/20	188,000	200,975
2.200%, 2/28/21	250,000	249,730
Citigroup, Inc.
1.750%, 5/1/18	94,000	93,921
2.650%, 10/26/20	250,000	251,616
4.500%, 1/14/22	100,000	107,146
3.875%, 10/25/23	100,000	102,965
3.750%, 6/16/24	150,000	152,851
3.300%, 4/27/25	65,000	63,595
4.400%, 6/10/25	100,000	102,077
3.200%, 10/21/26	100,000	95,695
Clorox Co. (The)
3.500%, 12/15/24	100,000	102,994
CNA Financial Corp.
5.875%, 8/15/20	56,000	61,913
Coca-Cola Co. (The)
3.150%, 11/15/20	169,000	176,039
3.200%, 11/1/23	100,000	102,646
Colgate-Palmolive Co.
1.500%, 11/1/18	100,000	100,135
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	38,000	50,766
Comcast Corp.
5.150%, 3/1/20	94,000	102,217
3.375%, 8/15/25	100,000	100,590
3.300%, 2/1/27	100,000	99,088
Commonwealth Edison Co.
3.400%, 9/1/21	150,000	155,870
2.550%, 6/15/26	100,000	95,076
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	80,000	85,277
Conagra Brands, Inc.
3.200%, 1/25/23	54,000	53,908
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	94,000	92,426
ConocoPhillips Co.
2.875%, 11/15/21	80,000	80,624
2.400%, 12/15/22	244,000	238,185
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	131,000	136,458
Constellation Brands, Inc.
4.750%, 12/1/25	100,000	107,185
Consumers Energy Co.
6.700%, 9/15/19	94,000	104,871
Corning, Inc.
4.250%, 8/15/20	56,000	59,274

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Costco Wholesale Corp.
2.250%, 2/15/22(x)		$55,000	$54,606
Crown Castle International Corp. (REIT)
4.450%, 2/15/26		100,000	103,697
CSX Corp.
3.350%, 11/1/25		100,000	99,952
CVS Health Corp.
2.250%, 12/5/18		250,000	251,555
3.875%, 7/20/25		133,000	136,983
2.875%, 6/1/26		150,000	142,844
DDR Corp. (REIT)
3.625%, 2/1/25		100,000	96,019
Deere & Co.
4.375%, 10/16/19		131,000	139,074
2.600%, 6/8/22		38,000	37,945
Devon Energy Corp.
4.000%, 7/15/21		113,000	116,319
Diamond 1 Finance Corp.
5.450%, 6/15/23§		100,000	107,405
6.020%, 6/15/26§		150,000	163,489
Discover Financial Services
3.950%, 11/6/24		100,000	99,312
Discovery Communications LLC
4.375%, 6/15/21		38,000	39,840
Dollar General Corp.
1.875%, 4/15/18		56,000	56,011
Dominion Gas Holdings LLC
3.600%, 12/15/24		50,000	50,739
Dominion Resources, Inc.
2.500%, 12/1/19		300,000	303,327
Dow Chemical Co. (The)
8.550%, 5/15/19		113,000	127,885
4.250%, 11/15/20		59,000	62,438
DTE Energy Co.
2.400%, 12/1/19		150,000	150,919
Duke Energy Corp.
3.950%, 10/15/23		100,000	104,603
Duke Energy Indiana LLC
3.750%, 7/15/20		38,000	39,766
Eastman Chemical Co.
3.600%, 8/15/22		75,000	77,098
Eaton Corp.
2.750%, 11/2/22		94,000	93,331
eBay, Inc.
3.250%, 10/15/20		38,000	39,033
Ecolab, Inc.
4.350%, 12/8/21		94,000	101,263
Emerson Electric Co.
2.625%, 2/15/23		94,000	93,617
Energy Transfer Partners LP
4.650%, 6/1/21		150,000	157,543
4.050%, 3/15/25		100,000	98,633
Entergy Corp.
5.125%, 9/15/20		113,000	121,954
Enterprise Products Operating LLC
2.550%, 10/15/19		150,000	151,527
3.350%, 3/15/23		94,000	95,108
3.900%, 2/15/24		50,000	51,174
EOG Resources, Inc.
5.625%, 6/1/19		28,000	30,069
4.100%, 2/1/21		75,000	78,971
EQT Corp.
4.875%, 11/15/21		94,000	101,189
Essex Portfolio LP (REIT)
3.875%, 5/1/24		100,000	102,368
Expedia, Inc.
5.950%, 8/15/20		56,000	61,250
Express Scripts Holding Co.
2.250%, 6/15/19		150,000	150,004
3.900%, 2/15/22		94,000	96,872
3.400%, 3/1/27		100,000	93,740
Exxon Mobil Corp.
2.397%, 3/6/22		100,000	99,770
3.176%, 3/15/24		100,000	101,389
Federal-Mogul Holdings LLC
4.875%, 4/15/22(b)§	EUR	125,000	132,210
FedEx Corp.
2.300%, 2/1/20		$60,000	60,475
2.625%, 8/1/22		19,000	18,901
FHLMC
2.375%, 1/13/22		1,614,000	1,642,209
Fidelity National Information Services, Inc.
3.500%, 4/15/23		75,000	76,057
5.000%, 10/15/25		100,000	109,405
Fifth Third Bancorp
2.300%, 3/1/19		75,000	75,512
2.875%, 7/27/20		150,000	152,446
Financing Corp.
9.800%, 4/6/18		150,000	163,367
Fiserv, Inc.
4.750%, 6/15/21		56,000	60,055
Florida Power & Light Co.
3.250%, 6/1/24		100,000	102,839
Flowserve Corp.
4.000%, 11/15/23		50,000	51,583
FNMA
0.875%, 5/21/18		188,000	187,466
1.875%, 9/18/18		250,000	252,475
1.625%, 11/27/18		350,000	352,146
1.750%, 6/20/19		800,000	805,588
1.000%, 8/28/19		1,500,000	1,484,183
1.250%, 8/17/21		500,000	486,025
2.625%, 9/6/24		200,000	203,628
2.125%, 4/24/26		250,000	239,170
Ford Motor Credit Co. LLC
2.875%, 10/1/18		200,000	202,313
4.389%, 1/8/26		200,000	204,184
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		217,000	217,688
GE Capital UK Funding Unlimited Co.
5.125%, 5/24/23	GBP	200,000	305,241
General Dynamics Corp.
3.875%, 7/15/21		$38,000	40,425
2.250%, 11/15/22		56,000	55,026
General Electric Co.
6.000%, 8/7/19		150,000	164,656
5.300%, 2/11/21		76,000	84,088
2.700%, 10/9/22		75,000	75,420
3.100%, 1/9/23		75,000	76,849
General Mills, Inc.
5.650%, 2/15/19		94,000	100,375
2.200%, 10/21/19		100,000	100,496
General Motors Financial Co., Inc.
3.100%, 1/15/19		250,000	254,004
4.000%, 1/15/25		100,000	100,094
4.300%, 7/13/25		100,000	101,535
5.250%, 3/1/26		50,000	53,704
Georgia Power Co.
3.250%, 4/1/26		100,000	99,092

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Gilead Sciences, Inc.
4.400%, 12/1/21		$113,000	$121,642
3.250%, 9/1/22		30,000	30,575
3.650%, 3/1/26		100,000	99,897
Goldman Sachs Group, Inc. (The)
6.150%, 4/1/18		282,000	294,783
2.625%, 1/31/19		275,000	277,754
2.550%, 10/23/19		100,000	100,850
6.000%, 6/15/20		188,000	208,179
2.750%, 9/15/20		30,000	30,256
3.625%, 1/22/23		56,000	57,214
3.850%, 7/8/24		150,000	153,483
2.125%, 9/30/24(m)	EUR	500,000	565,961
4.250%, 10/21/25		$75,000	76,379
3.750%, 2/25/26		30,000	30,106
3.500%, 11/16/26		150,000	146,426
Great Plains Energy, Inc.
4.850%, 6/1/21		38,000	40,476
Halliburton Co.
3.800%, 11/15/25		150,000	151,994
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20		56,000	60,844
HCP, Inc. (REIT)
2.625%, 2/1/20		94,000	94,569
3.400%, 2/1/25		100,000	96,801
Hewlett Packard Enterprise Co.
4.900%, 10/15/25		200,000	207,545
Historic TW, Inc.
6.875%, 6/15/18		38,000	40,259
Home Depot, Inc. (The)
2.000%, 6/15/19		250,000	253,421
2.625%, 6/1/22		75,000	75,617
2.125%, 9/15/26(x)		25,000	23,105
Hospitality Properties Trust (REIT)
4.500%, 3/15/25		100,000	99,494
HP, Inc.
4.050%, 9/15/22(x)		100,000	104,218
HSBC Finance Corp.
6.676%, 1/15/21		83,000	93,621
HSBC USA, Inc.
2.250%, 6/23/19		300,000	300,383
Illinois Tool Works, Inc.
3.500%, 3/1/24		100,000	103,949
Ingersoll-Rand Global Holding Co. Ltd.
6.875%, 8/15/18		75,000	80,121
Intel Corp.
3.300%, 10/1/21		94,000	97,590
2.700%, 12/15/22		75,000	75,228
Intercontinental Exchange, Inc.
2.750%, 12/1/20		125,000	126,918
International Business Machines Corp.
1.950%, 2/12/19		150,000	151,038
3.625%, 2/12/24		150,000	156,357
International Game Technology plc
6.250%, 2/15/22§		250,000	267,625
International Paper Co.
4.750%, 2/15/22		47,000	50,663
3.650%, 6/15/24		100,000	101,395
Jefferies Group LLC
5.125%, 4/13/18		75,000	77,276
JM Smucker Co. (The)
3.000%, 3/15/22		135,000	136,590
Johnson & Johnson
2.450%, 12/5/21		100,000	101,060
2.050%, 3/1/23		25,000	24,322
3.375%, 12/5/23		50,000	52,650
JPMorgan Chase & Co.
1.625%, 5/15/18		94,000	93,912
2.250%, 1/23/20		100,000	100,270
4.250%, 10/15/20		376,000	399,510
3.250%, 9/23/22		301,000	306,365
2.972%, 1/15/23		250,000	249,594
3.200%, 1/25/23		131,000	132,162
3.625%, 5/13/24		100,000	102,082
3.875%, 9/10/24		150,000	152,031
3.125%, 1/23/25		100,000	98,236
3.300%, 4/1/26		100,000	97,714
Juniper Networks, Inc.
4.600%, 3/15/21		38,000	40,321
Kellogg Co.
4.000%, 12/15/20		94,000	99,310
KeyCorp
2.900%, 9/15/20		75,000	76,143
5.100%, 3/24/21		75,000	81,869
Kimberly-Clark Corp.
1.900%, 5/22/19		150,000	150,481
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		150,000	167,430
6.500%, 4/1/20		75,000	83,201
Kinder Morgan, Inc.
3.050%, 12/1/19		250,000	254,035
KLA-Tencor Corp.
4.125%, 11/1/21		90,000	94,212
Kohl’s Corp.
4.750%, 12/15/23		50,000	51,155
Kraft Heinz Foods Co.
5.375%, 2/10/20		98,000	106,138
3.500%, 7/15/22		100,000	102,158
Kroger Co. (The)
6.150%, 1/15/20		94,000	103,654
L3 Technologies, Inc.
4.950%, 2/15/21		56,000	60,174
Laboratory Corp. of America Holdings
2.500%, 11/1/18		100,000	100,878
3.200%, 2/1/22		50,000	50,176
Lam Research Corp.
3.800%, 3/15/25		30,000	30,107
Leucadia National Corp.
5.500%, 10/18/23		50,000	52,719
LG&E & KU Energy LLC
3.750%, 11/15/20		75,000	77,634
Liberty Property LP
4.125%, 6/15/22		56,000	58,707
Life Technologies Corp.
5.000%, 1/15/21		75,000	80,568
Lincoln National Corp.
4.850%, 6/24/21		56,000	60,405
Lockheed Martin Corp.
4.250%, 11/15/19		113,000	119,891
3.550%, 1/15/26		100,000	101,681
Lowe’s Cos., Inc.
3.375%, 9/15/25		100,000	102,112
LyondellBasell Industries NV
6.000%, 11/15/21		200,000	226,383
Macy’s Retail Holdings, Inc.
3.625%, 6/1/24		100,000	96,237
Marathon Oil Corp.
2.800%, 11/1/22		75,000	71,953
Marathon Petroleum Corp.
5.125%, 3/1/21		94,000	101,560

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Marriott International, Inc.
3.125%, 10/15/21	$100,000	$101,663
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24	100,000	101,728
McDonald’s Corp.
3.250%, 6/10/24(x)	150,000	152,493
McKesson Corp.
2.284%, 3/15/19	150,000	150,118
Medco Health Solutions, Inc.
4.125%, 9/15/20	75,000	78,517
Medtronic, Inc.
2.500%, 3/15/20	150,000	152,233
3.150%, 3/15/22	55,000	56,535
3.500%, 3/15/25	100,000	102,201
Merck & Co., Inc.
1.300%, 5/18/18	94,000	93,752
1.850%, 2/10/20	150,000	149,958
2.350%, 2/10/22	30,000	29,912
2.750%, 2/10/25	150,000	147,946
MetLife, Inc.
6.817%, 8/15/18	68,000	72,433
4.750%, 2/8/21	100,000	108,170
Microsoft Corp.
1.000%, 5/1/18(x)	113,000	112,701
1.625%, 12/6/18	150,000	150,548
3.000%, 10/1/20	56,000	57,990
2.375%, 2/12/22	60,000	60,134
2.650%, 11/3/22	75,000	75,580
2.125%, 11/15/22(x)	100,000	97,920
2.000%, 8/8/23	90,000	86,525
3.300%, 2/6/27	250,000	253,613
Molson Coors Brewing Co.
3.000%, 7/15/26	100,000	94,744
Monsanto Co.
2.750%, 7/15/21	35,000	34,984
Moody’s Corp.
4.500%, 9/1/22	19,000	20,429
Morgan Stanley
2.500%, 1/24/19	150,000	151,307
7.300%, 5/13/19	282,000	311,744
2.375%, 7/23/19	150,000	150,940
5.500%, 1/26/20	150,000	162,654
2.800%, 6/16/20	95,000	96,023
5.750%, 1/25/21	188,000	208,834
2.500%, 4/21/21	100,000	99,414
3.750%, 2/25/23	56,000	57,816
4.100%, 5/22/23	100,000	103,409
4.000%, 7/23/25	100,000	103,033
3.125%, 7/27/26	100,000	95,221
3.625%, 1/20/27	100,000	98,936
Mosaic Co. (The)
4.250%, 11/15/23(x)	100,000	103,751
Motorola Solutions, Inc.
3.750%, 5/15/22	56,000	56,648
MPLX LP
4.500%, 7/15/23	50,000	51,958
4.875%, 6/1/25	50,000	52,320
MUFG Americas Holdings Corp.
3.000%, 2/10/25	150,000	145,625
Mylan NV
3.950%, 6/15/26	100,000	97,920
Nabors Industries, Inc.
4.625%, 9/15/21	94,000	94,940
Nasdaq, Inc.
5.550%, 1/15/20	75,000	81,085
National Oilwell Varco, Inc.
2.600%, 12/1/22	113,000	107,975
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	100,000	102,528
National Rural Utilities Cooperative Finance Corp.
2.150%, 2/1/19	200,000	201,274
NBCUniversal Media LLC
4.375%, 4/1/21	150,000	161,027
NetApp, Inc.
3.375%, 6/15/21	100,000	101,893
Newell Brands, Inc.
3.150%, 4/1/21	200,000	204,154
3.850%, 4/1/23	55,000	56,802
Newmont Mining Corp.
3.500%, 3/15/22	94,000	96,644
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19	150,000	152,130
NiSource Finance Corp.
6.125%, 3/1/22	100,000	114,845
Noble Energy, Inc.
4.150%, 12/15/21	94,000	98,243
Norfolk Southern Corp.
5.900%, 6/15/19	103,000	111,560
Northrop Grumman Corp.
3.500%, 3/15/21	19,000	19,798
Occidental Petroleum Corp.
2.700%, 2/15/23	94,000	92,840
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	100,000	101,405
Omnicom Group, Inc.
4.450%, 8/15/20	38,000	40,519
3.625%, 5/1/22	19,000	19,648
ONEOK Partners LP
8.625%, 3/1/19	94,000	104,761
Oracle Corp.
5.750%, 4/15/18	188,000	196,273
2.250%, 10/8/19	250,000	252,878
2.500%, 5/15/22	100,000	99,498
2.500%, 10/15/22	75,000	74,612
2.400%, 9/15/23	100,000	97,203
2.650%, 7/15/26	100,000	94,509
Pacific Gas & Electric Co.
8.250%, 10/15/18	38,000	41,634
3.500%, 10/1/20	56,000	57,691
2.950%, 3/1/26	100,000	97,050
Parker-Hannifin Corp.
3.300%, 11/21/24	100,000	101,576
PepsiCo, Inc.
5.000%, 6/1/18	94,000	97,872
1.850%, 4/30/20	100,000	99,762
2.750%, 3/1/23	200,000	200,604
Pfizer, Inc.
2.100%, 5/15/19	100,000	100,746
2.200%, 12/15/21	100,000	99,372
3.000%, 12/15/26	150,000	148,019
Philip Morris International, Inc.
5.650%, 5/16/18	75,000	78,443
3.600%, 11/15/23	50,000	51,553
Pitney Bowes, Inc.
4.750%, 5/15/18	38,000	38,870
Plains All American Pipeline LP
6.500%, 5/1/18	79,000	82,814
3.850%, 10/15/23	100,000	100,149
PNC Bank NA
2.950%, 2/23/25	250,000	246,684

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
PPL Capital Funding, Inc.
4.200%, 6/15/22	$47,000	$49,577
Precision Castparts Corp.
2.500%, 1/15/23	38,000	37,497
Progress Energy, Inc.
4.400%, 1/15/21	94,000	99,667
Progressive Corp. (The)
3.750%, 8/23/21	56,000	59,171
Prologis LP
3.350%, 2/1/21 (REIT)	150,000	153,879
Prudential Financial, Inc.
2.350%, 8/15/19	150,000	151,279
5.875%, 9/15/42(l)	100,000	108,675
Puget Energy, Inc.
3.650%, 5/15/25	50,000	49,603
QUALCOMM, Inc.
3.450%, 5/20/25	100,000	100,757
QVC, Inc.
3.125%, 4/1/19	250,000	253,750
Raytheon Co.
3.125%, 10/15/20	94,000	97,130
Realty Income Corp.
3.250%, 10/15/22 (REIT)	56,000	56,767
Reinsurance Group of America, Inc.
4.700%, 9/15/23	50,000	53,726
Republic Services, Inc.
5.250%, 11/15/21	94,000	104,542
Reynolds American, Inc.
6.875%, 5/1/20	38,000	42,842
4.850%, 9/15/23	150,000	162,110
Roper Technologies, Inc.
3.125%, 11/15/22	75,000	75,576
Ryder System, Inc.
2.500%, 5/11/20	45,000	45,044
S&P Global, Inc.
3.300%, 8/14/20	35,000	35,826
Sabine Pass Liquefaction LLC
5.875%, 6/30/26§	150,000	165,330
San Diego Gas & Electric Co.
3.600%, 9/1/23	100,000	104,447
Santander Holdings USA, Inc.
2.650%, 4/17/20	120,000	119,688
Scripps Networks Interactive, Inc.
3.900%, 11/15/24	100,000	101,411
Seagate HDD Cayman
4.750%, 6/1/23	25,000	25,000
4.750%, 1/1/25	50,000	48,500
Sempra Energy
2.400%, 3/15/20	200,000	201,017
Senior Housing Properties Trust (REIT)
3.250%, 5/1/19	100,000	100,395
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	225,000	214,380
Simon Property Group LP (REIT)
2.200%, 2/1/19	100,000	100,549
5.650%, 2/1/20	188,000	204,678
3.300%, 1/15/26	100,000	98,508
Southern California Edison Co.
3.875%, 6/1/21	19,000	19,922
Southern Co. (The)
2.150%, 9/1/19	100,000	100,119
2.750%, 6/15/20	100,000	100,959
Southwestern Electric Power Co.
6.450%, 1/15/19	56,000	60,374
Stanley Black & Decker, Inc.
2.900%, 11/1/22	56,000	56,519
Starbucks Corp.
3.850%, 10/1/23	50,000	53,651
State of California
5.700%, 11/1/21	100,000	113,881
State of Illinois, General Obligation Bonds, Series 2011
5.877%, 3/1/19	90,000	94,645
State Street Corp.
3.300%, 12/16/24	65,000	65,658
Stryker Corp.
3.500%, 3/15/26	100,000	101,251
Synchrony Financial
2.700%, 2/3/20	25,000	25,080
3.750%, 8/15/21	50,000	51,485
4.500%, 7/23/25	100,000	102,511
Sysco Corp.
2.600%, 10/1/20	30,000	30,238
3.750%, 10/1/25	100,000	101,376
Target Corp.
2.300%, 6/26/19	250,000	252,967
TD Ameritrade Holding Corp.
2.950%, 4/1/22	100,000	101,112
Tennessee Valley Authority
4.500%, 4/1/18	94,000	97,078
Texas Instruments, Inc.
1.750%, 5/1/20	100,000	98,962
Textron, Inc.
4.300%, 3/1/24	100,000	104,640
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	160,000	165,149
Time Warner Cable LLC
8.250%, 4/1/19	200,000	222,220
Time Warner, Inc.
3.550%, 6/1/24	150,000	150,199
Toyota Motor Credit Corp.
2.150%, 3/12/20	135,000	135,544
3.300%, 1/12/22	94,000	97,204
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26	50,000	64,443
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	79,888
U.S. Treasury Bonds
8.500%, 2/15/20	113,000	135,352
8.125%, 5/15/21	500,000	624,711
7.125%, 2/15/23	188,000	240,522
7.500%, 11/15/24	500,000	684,844
6.000%, 2/15/26	990,000	1,279,459
6.500%, 11/15/26	150,000	202,999
U.S. Treasury Notes
2.625%, 4/30/18	939,000	953,947
1.000%, 5/15/18	800,000	798,941
1.000%, 5/31/18	2,500,000	2,496,211
2.375%, 5/31/18	500,000	507,047
1.375%, 6/30/18	376,000	377,075
2.375%, 6/30/18	600,000	609,066
0.750%, 7/31/18	1,500,000	1,492,148
1.375%, 7/31/18	880,000	882,557
1.000%, 8/15/18	350,000	349,275
0.750%, 8/31/18	1,000,000	994,297
1.500%, 8/31/18	51,000	51,230
1.000%, 9/15/18	350,000	349,141
0.875%, 10/15/18	700,000	696,752
1.250%, 10/31/18	550,000	550,451
1.250%, 11/30/18	1,700,000	1,701,142

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
1.375%, 11/30/18		$900,000	$902,542
1.250%, 12/15/18		1,800,000	1,800,991
1.250%, 12/31/18		1,500,000	1,500,815
1.375%, 2/28/19		1,938,000	1,942,565
1.500%, 2/28/19		300,000	301,410
1.000%, 3/15/19		1,200,000	1,194,005
1.625%, 3/31/19		400,000	402,831
3.125%, 5/15/19		500,000	518,949
1.125%, 5/31/19		500,000	498,129
1.500%, 5/31/19		500,000	502,148
1.625%, 6/30/19		1,500,000	1,509,773
0.750%, 7/15/19		800,000	789,469
1.625%, 7/31/19		600,000	603,773
3.625%, 8/15/19		843,000	887,692
1.625%, 8/31/19		1,000,000	1,005,984
1.500%, 10/31/19		1,600,000	1,603,350
3.375%, 11/15/19		1,069,000	1,123,035
1.500%, 11/30/19		2,600,000	2,604,083
1.625%, 12/31/19		500,000	502,320
3.625%, 2/15/20		1,011,000	1,072,094
1.250%, 2/29/20		500,000	496,410
1.375%, 2/29/20		1,000,000	996,234
1.375%, 3/31/20		500,000	497,824
3.500%, 5/15/20		1,251,000	1,324,574
1.375%, 5/31/20		289,000	287,205
1.625%, 6/30/20		900,000	900,766
2.625%, 8/15/20		376,000	388,053
1.375%, 8/31/20		900,000	891,865
1.375%, 9/30/20		1,500,000	1,485,129
2.000%, 9/30/20		550,000	556,342
1.375%, 10/31/20		200,000	197,814
1.750%, 10/31/20		1,000,000	1,002,266
2.625%, 11/15/20		1,274,000	1,315,475
1.625%, 11/30/20		1,800,000	1,794,755
2.000%, 11/30/20		300,000	303,061
1.750%, 12/31/20		1,700,000	1,701,169
2.375%, 12/31/20		350,000	358,230
1.375%, 1/31/21		450,000	443,753
2.125%, 1/31/21		1,000,000	1,013,727
2.000%, 2/28/21		400,000	403,494
3.125%, 5/15/21		1,946,000	2,046,979
1.375%, 5/31/21		500,000	491,148
1.125%, 6/30/21		1,000,000	971,172
2.125%, 6/30/21		3,700,000	3,744,487
2.250%, 7/31/21		1,677,600	1,705,359
2.125%, 8/15/21		688,000	696,116
2.125%, 9/30/21		500,000	505,195
1.250%, 10/31/21		1,500,000	1,458,141
2.000%, 11/15/21		1,722,000	1,729,951
1.750%, 11/30/21		800,000	794,862
1.875%, 11/30/21		1,700,000	1,698,220
2.000%, 12/31/21		1,300,000	1,305,170
1.500%, 1/31/22		200,000	196,066
1.750%, 2/28/22		688,000	681,942
1.875%, 2/28/22		800,000	798,338
1.750%, 3/31/22		1,400,000	1,386,755
1.750%, 4/30/22		700,000	692,836
1.750%, 5/15/22		564,000	557,990
2.125%, 6/30/22		900,000	906,180
2.000%, 7/31/22		400,000	399,881
1.625%, 8/15/22		1,003,000	982,321
1.875%, 8/31/22		300,000	297,673
1.750%, 9/30/22		550,000	541,630
1.875%, 10/31/22		700,000	693,394
1.625%, 11/15/22		376,000	367,314
2.000%, 11/30/22		500,000	498,125
2.125%, 12/31/22		350,000	350,875
1.750%, 1/31/23		900,000	883,209
1.500%, 3/31/23		500,000	482,777
1.750%, 5/15/23		500,000	489,094
1.375%, 6/30/23		500,000	477,633
2.500%, 8/15/23		350,000	357,082
1.375%, 8/31/23		300,000	285,860
1.375%, 9/30/23		400,000	380,734
2.750%, 11/15/23		1,350,000	1,397,809
2.750%, 2/15/24		2,550,000	2,638,493
2.500%, 5/15/24		1,800,000	1,832,077
2.375%, 8/15/24		1,000,000	1,007,906
2.250%, 11/15/24		1,760,000	1,755,600
2.000%, 2/15/25		2,139,000	2,091,725
2.000%, 8/15/25		1,250,000	1,217,207
2.250%, 11/15/25		2,000,000	1,982,703
1.625%, 2/15/26		1,400,000	1,316,405
1.625%, 5/15/26		130,000	121,957
1.500%, 8/15/26		1,600,000	1,480,663
2.000%, 11/15/26		550,000	531,322
2.250%, 2/15/27		1,000,000	987,344
Union Pacific Corp.
5.700%, 8/15/18		94,000	99,151
United Parcel Service, Inc.
3.125%, 1/15/21		75,000	77,851
United Technologies Corp.
3.100%, 6/1/22		56,000	57,543
UnitedHealth Group, Inc.
2.300%, 12/15/19		150,000	151,584
2.875%, 12/15/21		45,000	45,743
3.750%, 7/15/25		100,000	103,755
US Bancorp
2.200%, 4/25/19		150,000	151,308
3.600%, 9/11/24		150,000	154,618
Valero Energy Corp.
6.125%, 2/1/20		56,000	61,898
Ventas Realty LP (REIT)
4.250%, 3/1/22		38,000	40,122
3.750%, 5/1/24		150,000	150,799
Verizon Communications, Inc.
4.500%, 9/15/20		100,000	106,436
2.946%, 3/15/22§		102,000	101,664
5.150%, 9/15/23		400,000	439,620
3.500%, 11/1/24		230,000	228,738
VF Corp.
0.625%, 9/20/23	EUR	350,000	367,103
Viacom, Inc.
2.750%, 12/15/19		$145,000	145,901
3.875%, 12/15/21		75,000	77,617
Virginia Electric & Power Co.
2.950%, 11/15/26		100,000	97,463
Visa, Inc.
2.200%, 12/14/20		200,000	200,581
2.800%, 12/14/22		75,000	75,526
Voya Financial, Inc.
3.650%, 6/15/26		100,000	98,445
Walgreen Co.
3.100%, 9/15/22		19,000	19,064
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		100,000	102,458
3.450%, 6/1/26		150,000	146,267
Wal-Mart Stores, Inc.
1.950%, 12/15/18		250,000	251,856
3.625%, 7/8/20		113,000	118,887

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
3.250%, 10/25/20		$113,000	$117,719
Walt Disney Co. (The)
2.300%, 2/12/21		80,000	80,356
3.750%, 6/1/21		19,000	20,128
3.000%, 2/13/26		100,000	99,749
Wells Fargo & Co.
2.150%, 1/15/19		150,000	150,677
2.600%, 7/22/20		70,000	70,602
3.500%, 3/8/22		56,000	57,977
3.450%, 2/13/23		94,000	94,892
3.300%, 9/9/24		100,000	99,965
3.550%, 9/29/25		100,000	100,582
3.000%, 4/22/26		150,000	143,736
Wells Fargo Bank NA
1.750%, 5/24/19		250,000	249,328
Welltower, Inc.
4.250%, 4/1/26 (REIT)		100,000	103,108
Williams Partners LP
4.125%, 11/15/20		150,000	157,711
4.000%, 9/15/25		100,000	100,335
Wisconsin Electric Power Co.
2.950%, 9/15/21		75,000	76,739
Wyndham Worldwide Corp.
4.250%, 3/1/22		56,000	58,396
Xcel Energy, Inc.
4.700%, 5/15/20		94,000	100,940
Xerox Corp.
2.750%, 9/1/20		50,000	49,372
4.070%, 3/17/22(b)§		24,000	24,340
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20		100,000	100,719
3.150%, 4/1/22		100,000	100,404
Zoetis, Inc.
3.250%, 2/1/23		85,000	85,969

Total United States			162,781,154

Uruguay (0.1%)
Republic of Uruguay
4.500%, 8/14/24(x)		150,000	159,938

Total Long Term Debt Securities (97.2%) (Cost $299,946,129)			298,556,471

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bill (1.0%)
Kingdom of Norway
0.41%, 9/20/17(m)(p)	NOK	25,850,000	3,004,750

	Number of Shares		Value (Note 1)
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares		1,860,715	1,861,274

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.5%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $150,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $153,000.(xx)		$150,000	150,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $100,007, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $102,000.(xx)		100,000	100,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $200,022, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $219,597.(xx)		200,000	200,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $92,249, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $94,087.(xx)		92,242	92,242
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $412,978, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $421,210.(xx)		412,951	412,951
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $50,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $51,031.(xx)		50,000	50,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $100,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $102,062.(xx)		100,000	100,000

See Notes to Portfolio of Investments.

11

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EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $500,082, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $510,069.(xx)	$500,000	$500,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $50,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%- 2.500%, maturing 8/15/17-8/15/46; total market value $51,000.(xx)	50,000	50,000

Total Repurchase Agreements		1,655,193

Total Short-Term Investments (2.1%) (Cost $6,551,363)		6,521,217

Total Investments (99.3%) (Cost $306,497,492)		305,077,688
Other Assets Less Liabilities (0.7%)		2,293,292

Net Assets (100%)		$307,370,980

See Notes to Portfolio of Investments.

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EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $7,517,383 or 2.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2017, the market value of these securities amounted to $398,341 or 0.1% of net assets.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2017.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2017, the market value of these securities amounted to $37,440,284 or 12.2% of net assets.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $1,619,754. This was secured by cash collateral of $1,655,193 which was subsequently invested in joint repurchase agreements with a total value of $1,655,193, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

DKK — Denmark Krone

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

HUF — Hungary Forint

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

REIT — Real Estate Investment Trust

RON — Romanian Leu

SGD — Singapore Dollar

THB — Thailand Baht

ZAR — South African Rand

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$8,070,149	2.6%
Consumer Staples	6,887,679	2.3
Energy	7,266,025	2.4
Financials	35,261,043	11.5
Foreign Government Securities	91,768,302	29.9
Health Care	7,421,583	2.4
Industrials	4,810,547	1.6
Information Technology	6,356,764	2.1
Investment Company	1,861,274	0.6
Materials	2,441,116	0.8
Municipal Bonds	293,803	0.1
Real Estate	2,446,937	0.8
Repurchase Agreements	1,655,193	0.5
Supranational	14,233,275	4.6
Telecommunication Services	2,801,967	0.9
U.S. Government Agency Securities	5,913,335	1.9
U.S. Treasury Obligations	101,816,991	33.1
Utilities	3,771,705	1.2
Cash and Other	2,293,292	0.7

		100.0%

See Notes to Portfolio of Investments.

13

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EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 6/13/17	JPMorgan Chase Bank	2,350	$2,949,313	$2,863,823	$85,490
Canadian Dollar vs. U.S. Dollar, expiring 4/26/17	JPMorgan Chase Bank	4,675	3,516,572	3,564,189	(47,617)
European Union Euro vs. U.S. Dollar, expiring 4/18/17	JPMorgan Chase Bank	5,150	5,497,398	5,496,111	1,287
European Union Euro vs. U.S. Dollar, expiring 4/18/17	JPMorgan Chase Bank	635	677,835	686,912	(9,077)
European Union Euro vs. U.S. Dollar, expiring 5/24/17	JPMorgan Chase Bank	11,800	12,617,681	12,806,210	(188,529)
European Union Euro vs. U.S. Dollar, expiring 6/16/17	JPMorgan Chase Bank	14,600	15,630,231	15,601,764	28,467
Hungarian Forint vs. U.S. Dollar, expiring 5/22/17	JPMorgan Chase Bank	82,150	284,441	286,992	(2,551)
Japanese Yen vs. U.S. Dollar, expiring 4/17/17	JPMorgan Chase Bank	1,800,000	16,175,972	15,811,457	364,515
Japanese Yen vs. U.S. Dollar, expiring 5/15/17	JPMorgan Chase Bank	1,280,000	11,515,768	11,300,552	215,216
Malaysian Ringgit vs. U.S. Dollar, expiring 5/9/17	State Street Bank & Trust	15,000	3,384,859	3,383,331	1,528

					$448,729

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 6/20/17	JPMorgan Chase Bank	19,350	$14,858,208	$14,762,182	$96,026
Brazilian Real vs. U.S. Dollar, expiring 6/2/17	State Street Bank & Trust	5,480	1,722,513	1,726,246	(3,733)
British Pound vs. U.S. Dollar, expiring 6/13/17	JPMorgan Chase Bank	235	293,882	294,931	(1,049)
British Pound vs. U.S. Dollar, expiring 6/13/17	JPMorgan Chase Bank	2,950	3,670,656	3,702,329	(31,673)
Danish Krone vs. U.S. Dollar, expiring 6/13/17	JPMorgan Chase Bank	20,500	2,921,732	2,950,339	(28,607)
Hungarian Forint vs. U.S. Dollar, expiring 5/22/17	JPMorgan Chase Bank	901,500	3,114,338	3,121,404	(7,066)
Malaysian Ringgit vs. U.S. Dollar, expiring 5/9/17	State Street Bank & Trust	15,000	3,368,667	3,384,859	(16,192)
New Zealand Dollar vs. U.S. Dollar, expiring 6/14/17	JPMorgan Chase Bank	8,415	5,808,016	5,887,893	(79,877)
Poland Zloty vs. U.S. Dollar, expiring 5/22/17	JPMorgan Chase Bank	24,100	5,908,035	6,074,155	(166,120)
South African Rand vs. U.S. Dollar, expiring 6/6/17	JPMorgan Chase Bank	22,000	1,654,961	1,621,561	33,400
Thailand Baht vs. U.S. Dollar, expiring 5/11/17	JPMorgan Chase Bank	122,000	3,477,566	3,549,223	(71,657)

					$(276,548)

					$172,181

See Notes to Portfolio of Investments.

14

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EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$8,070,149	$—	$8,070,149
Consumer Staples	—	6,887,679	—	6,887,679
Energy	—	7,266,025	—	7,266,025
Financials	—	35,261,043	—	35,261,043
Health Care	—	7,421,583	—	7,421,583
Industrials	—	4,810,547	—	4,810,547
Information Technology	—	6,356,764	—	6,356,764
Materials	—	2,441,116	—	2,441,116
Real Estate	—	2,446,937	—	2,446,937
Telecommunication Services	—	2,801,967	—	2,801,967
Utilities	—	3,771,705	—	3,771,705
Foreign Government Securities	—	88,763,552	—	88,763,552
Forward Currency Contracts	—	825,929	—	825,929
Municipal Bonds	—	293,803	—	293,803
Short-Term Investments
Foreign Government Treasury Bills	—	3,004,750	—	3,004,750
Investment Companies	1,861,274	—	—	1,861,274
Repurchase Agreements	—	1,655,193	—	1,655,193
Supranational	—	14,233,275	—	14,233,275
U.S. Government Agency Securities	—	5,913,335	—	5,913,335
U.S. Treasury Obligations	—	101,816,991	—	101,816,991

Total Assets	$1,861,274	$304,042,343	$—	$305,903,617

Liabilities:
Forward Currency Contracts	$—	$(653,748)	$—	$(653,748)

Total Liabilities	$—	$(653,748)	$—	$(653,748)

Total	$1,861,274	$303,388,595	$—	$305,249,869

There were no transfers between Levels 1, 2 and 3 during the three months ended March 31, 2017.

See Notes to Portfolio of Investments.

15

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EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,871,047
Aggregate gross unrealized depreciation	(6,000,931)

Net unrealized depreciation	$(2,129,884)

Federal income tax cost of investments	$307,207,572

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.2%)
Sprint Spectrum Co. LLC,
3.360%, 9/20/21§	$350,000	$348,705

Total Asset-Backed Securities		348,705

Corporate Bonds (84.2%)
Consumer Discretionary (15.5%)
Auto Components (0.1%)
Icahn Enterprises LP
6.250%, 2/1/22§	202,000	206,040

Distributors (0.5%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	600,000	611,280
LKQ Corp.
4.750%, 5/15/23	400,000	398,000

		1,009,280

Diversified Consumer Services (0.2%)
ServiceMaster Co. LLC (The)
5.125%, 11/15/24§	375,000	383,925

Hotels, Restaurants & Leisure (3.2%)
1011778 BC ULC
6.000%, 4/1/22§	1,245,000	1,291,688
Eagle II Acquisition Co. LLC
6.000%, 4/1/25(b)(x)§	176,000	181,060
Eldorado Resorts, Inc.
7.000%, 8/1/23	326,000	349,635
ESH Hospitality, Inc.
5.250%, 5/1/25§	575,000	574,281
International Game Technology plc
6.250%, 2/15/22§	975,000	1,043,737
LTF Merger Sub, Inc.
8.500%, 6/15/23§	476,000	504,560
MGM Resorts International
11.375%, 3/1/18	620,000	668,050
8.625%, 2/1/19	235,000	256,737
Scientific Games International, Inc.
7.000%, 1/1/22§	475,000	506,493
Silversea Cruise Finance Ltd.
7.250%, 2/1/25§	116,000	120,930
Six Flags Entertainment Corp.
4.875%, 7/31/24§	475,000	470,250

		5,967,421

Household Durables (0.4%)
American Greetings Corp.
7.875%, 2/15/25§	285,000	299,250
PulteGroup, Inc.
5.000%, 1/15/27	470,000	467,556

		766,806

Internet & Direct Marketing Retail (0.4%)
Netflix, Inc.
5.500%, 2/15/22	775,000	821,500

Media (10.2%)
Altice Financing SA
6.625%, 2/15/23§	825,000	861,135
7.500%, 5/15/26§	390,000	414,375
Altice Finco SA
9.875%, 12/15/20§	420,000	443,100
Altice Luxembourg SA
7.750%, 5/15/22§	610,000	646,966
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26§	614,000	620,140
6.125%, 5/15/27(b)§	494,000	497,705
AMC Networks, Inc.
5.000%, 4/1/24	350,000	350,000
Cable One, Inc.
5.750%, 6/15/22§	50,000	51,875
Cablevision Systems Corp.
7.750%, 4/15/18	518,000	540,015
Cequel Communications Holdings I LLC
6.375%, 9/15/20§	784,000	807,520
5.125%, 12/15/21§	215,000	218,504
Cinemark USA, Inc.
4.875%, 6/1/23	225,000	227,092
CSC Holdings LLC
7.875%, 2/15/18	205,000	213,584
5.250%, 6/1/24	200,000	199,000
6.625%, 10/15/25§	700,000	761,250
DISH DBS Corp.
7.875%, 9/1/19	614,000	675,400
5.125%, 5/1/20	850,000	885,105
Lions Gate Entertainment Corp.
5.875%, 11/1/24§	283,000	293,980
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	185,000	184,315
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24(x)§	334,000	323,145
MHGE Parent LLC
8.500%, 8/1/19(x)§	615,000	616,538
Midcontinent Communications
6.875%, 8/15/23§	375,000	399,609
Nielsen Finance LLC
5.000%, 4/15/22§	700,000	715,750
Regal Entertainment Group
5.750%, 3/15/22	1,278,000	1,329,120
Sinclair Television Group, Inc.
5.875%, 3/15/26§	300,000	307,313
Sirius XM Radio, Inc.
5.750%, 8/1/21(x)§	615,000	639,108
6.000%, 7/15/24§	700,000	749,000
Tribune Media Co.
5.875%, 7/15/22	675,000	703,688
Unitymedia GmbH
6.125%, 1/15/25§	1,150,000	1,210,375
UPCB Finance IV Ltd.
5.375%, 1/15/25§	150,000	151,125
Videotron Ltd.
5.125%, 4/15/27(b)§	242,000	245,328
Ziggo Bond Finance BV
6.000%, 1/15/27§	1,375,000	1,364,688
Ziggo Secured Finance BV
5.500%, 1/15/27§	1,510,000	1,508,037

		19,153,885

Multiline Retail (0.1%)
Dollar Tree, Inc.
5.250%, 3/1/20	240,000	246,450

Specialty Retail (0.3%)
L Brands, Inc.
6.750%, 7/1/36	335,000	318,460
Penske Automotive Group, Inc.
5.750%, 10/1/22	246,000	254,610

		573,070

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.1%)
Hanesbrands, Inc.
4.625%, 5/15/24§	$200,000	$198,000

Total Consumer Discretionary		29,326,377

Consumer Staples (6.3%)
Beverages (0.2%)
DS Services of America, Inc.
10.000%, 9/1/21§	363,000	388,637

Food & Staples Retailing (1.2%)
BI-LO LLC
8.625%, 9/15/18 PIK§	168,000	84,840
9.250%, 2/15/19§	266,000	229,771
Fresh Market, Inc. (The)
9.750%, 5/1/23§	294,000	237,405
Rite Aid Corp.
9.250%, 3/15/20	313,000	321,419
6.750%, 6/15/21	460,000	461,748
6.125%, 4/1/23(x)§	390,000	386,100
US Foods, Inc.
5.875%, 6/15/24§	550,000	571,340

		2,292,623

Food Products (2.5%)
AdvancePierre Foods Holdings, Inc.
5.500%, 12/15/24§	141,000	142,410
JBS Investments GmbH
7.750%, 10/28/20§	295,000	307,538
JBS USA LUX SA
8.250%, 2/1/20§	378,000	383,598
5.750%, 6/15/25§	723,000	730,230
Lamb Weston Holdings, Inc.
4.875%, 11/1/26§	178,000	181,115
Pinnacle Foods Finance LLC
5.875%, 1/15/24	700,000	729,750
Post Holdings, Inc.
6.000%, 12/15/22§	655,000	692,662
5.500%, 3/1/25§	600,000	603,000
5.000%, 8/15/26§	575,000	550,563
5.750%, 3/1/27§	355,000	354,574

		4,675,440

Household Products (1.2%)
HRG Group, Inc.
7.750%, 1/15/22	1,750,000	1,841,875
Spectrum Brands, Inc.
6.625%, 11/15/22	380,000	399,000

		2,240,875

Personal Products (0.6%)
Prestige Brands, Inc.
5.375%, 12/15/21§	800,000	820,000
6.375%, 3/1/24§	219,000	229,403

		1,049,403

Tobacco (0.6%)
Vector Group Ltd.
6.125%, 2/1/25§	1,200,000	1,225,560

Total Consumer Staples		11,872,538

Energy (8.8%)
Energy Equipment & Services (0.3%)
Nabors Industries, Inc.
5.500%, 1/15/23§	168,000	171,780
Precision Drilling Corp.
6.625%, 11/15/20	95,666	96,144
7.750%, 12/15/23§	258,000	271,545
Trinidad Drilling Ltd.
6.625%, 2/15/25§	79,000	78,901

		618,370

Oil, Gas & Consumable Fuels (8.5%)
American Midstream Partners LP
8.500%, 12/15/21§	409,000	417,180
Antero Midstream Partners LP
5.375%, 9/15/24§	350,000	355,705
Antero Resources Corp.
5.375%, 11/1/21	350,000	359,030
5.125%, 12/1/22	450,000	454,995
5.625%, 6/1/23	277,000	282,374
5.000%, 3/1/25§	475,000	465,215
Blue Racer Midstream LLC
6.125%, 11/15/22§	580,000	587,250
Callon Petroleum Co.
6.125%, 10/1/24§	300,000	311,250
Calumet Specialty Products Partners LP
7.625%, 1/15/22	386,000	326,170
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23(x)	255,000	255,331
Concho Resources, Inc.
5.500%, 4/1/23	245,000	253,575
Crestwood Midstream Partners LP
6.250%, 4/1/23	340,000	352,954
5.750%, 4/1/25(b)§	210,000	214,473
CrownRock LP
7.125%, 4/15/21§	275,000	284,625
7.750%, 2/15/23§	245,000	258,475
Extraction Oil & Gas Holdings LLC
7.875%, 7/15/21§	400,000	419,000
Genesis Energy LP
5.750%, 2/15/21	405,000	405,000
5.625%, 6/15/24	264,000	258,060
Gulfport Energy Corp.
6.000%, 10/15/24§	682,000	662,427
6.375%, 5/15/25§	275,000	270,187
Halcon Resources Corp.
6.750%, 2/15/25(x)§	317,000	311,706
Holly Energy Partners LP
6.000%, 8/1/24§	553,000	577,885
Matador Resources Co.
6.875%, 4/15/23§	50,000	52,125
MEG Energy Corp.
6.500%, 1/15/25(x)§	162,000	162,211
Murphy Oil Corp.
6.875%, 8/15/24	206,000	218,360
Oasis Petroleum, Inc.
6.875%, 3/15/22	280,000	286,300
Parsley Energy LLC
5.375%, 1/15/25§	480,000	486,624
5.250%, 8/15/25§	225,000	227,250
PBF Holding Co. LLC
7.000%, 11/15/23(x)	300,000	300,000
PBF Logistics LP
6.875%, 5/15/23(x)	563,000	570,037
PDC Energy, Inc.
7.750%, 10/15/22	252,000	265,230
6.125%, 9/15/24§	175,000	178,937
Range Resources Corp.
5.750%, 6/1/21§	245,000	249,900
Rice Energy, Inc.
7.250%, 5/1/23	266,000	281,960

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Rose Rock Midstream LP
5.625%, 7/15/22	$305,000	$301,370
5.625%, 11/15/23	215,000	210,163
RSP Permian, Inc.
6.625%, 10/1/22	230,000	239,775
5.250%, 1/15/25§	175,000	175,438
Sanchez Energy Corp.
6.125%, 1/15/23	265,000	245,470
SM Energy Co.
6.750%, 9/15/26	239,000	240,936
Southern Star Central Corp.
5.125%, 7/15/22§	315,000	315,483
Summit Midstream Holdings LLC
5.500%, 8/15/22	358,000	356,210
5.750%, 4/15/25	231,000	228,690
Targa Resources Partners LP
6.375%, 8/1/22	80,000	82,400
6.750%, 3/15/24	270,000	291,600
Tesoro Corp.
4.750%, 12/15/23§	250,000	258,325
Tesoro Logistics LP
5.875%, 10/1/20	209,000	214,747
6.125%, 10/15/21	472,000	494,420
5.250%, 1/15/25	245,000	254,494
Western Refining Logistics LP
7.500%, 2/15/23	520,000	559,000
Whiting Petroleum Corp.
5.000%, 3/15/19	223,000	222,732

		16,053,054

Total Energy		16,671,424

Financials (4.6%)
Capital Markets (0.6%)
Drawbridge Special Opportunities Fund LP
5.000%, 8/1/21§	975,000	958,620
MSCI, Inc.
4.750%, 8/1/26§	150,000	151,500

		1,110,120

Consumer Finance (0.7%)
Ally Financial, Inc.
4.625%, 5/19/22	286,000	292,077
Lincoln Finance Ltd.
7.375%, 4/15/21§	575,000	608,063
TMX Finance LLC
8.500%, 9/15/18§	340,000	313,650

		1,213,790

Diversified Financial Services (0.2%)
Jefferies LoanCore LLC
6.875%, 6/1/20§	450,000	455,625

Insurance (2.6%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	825,000	867,281
American Equity Investment Life Holding Co.
6.625%, 7/15/21	475,000	498,215
Hub Holdings LLC
8.125%, 7/15/19 PIK§	460,000	458,850
HUB International Ltd.
7.875%, 10/1/21§	1,050,000	1,093,365
NFP Corp.
9.000%, 7/15/21§	880,000	922,900
USI, Inc.
7.750%, 1/15/21§	1,025,000	1,042,297

		4,882,908

Thrifts & Mortgage Finance (0.5%)
Provident Funding Associates LP
6.750%, 6/15/21§	300,000	303,750
Stearns Holdings LLC
9.375%, 8/15/20§	672,000	678,720

		982,470

Total Financials		8,644,913

Health Care (11.4%)
Biotechnology (0.2%)
Sterigenics-Nordion Topco LLC
8.125%, 11/1/21 PIK§	317,000	324,925

Health Care Equipment & Supplies (0.6%)
Alere, Inc.
7.250%, 7/1/18	455,000	460,688
6.375%, 7/1/23§	325,000	329,875
Greatbatch Ltd.
9.125%, 11/1/23§	376,000	396,680

		1,187,243

Health Care Providers & Services (8.1%)
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	700,000	704,812
Centene Corp.
4.750%, 5/15/22	75,000	76,968
6.125%, 2/15/24	275,000	294,594
CHS/Community Health Systems, Inc.
6.250%, 3/31/23	125,000	127,725
DaVita, Inc.
5.750%, 8/15/22	750,000	777,656
5.125%, 7/15/24	25,000	25,270
Envision Healthcare Corp.
5.125%, 7/1/22§	600,000	609,060
5.625%, 7/15/22	350,000	358,750
6.250%, 12/1/24§	532,000	554,277
HCA, Inc.
7.500%, 2/15/22	555,000	634,809
7.690%, 6/15/25	254,000	288,608
5.875%, 2/15/26	1,085,000	1,144,024
4.500%, 2/15/27	425,000	423,406
HealthSouth Corp.
5.750%, 11/1/24	400,000	401,750
IASIS Healthcare LLC
8.375%, 5/15/19	185,000	177,378
LifePoint Health, Inc.
5.500%, 12/1/21	612,000	636,480
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	1,137,000	1,225,004
Opal Acquisition, Inc.
8.875%, 12/15/21§	350,000	305,375
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	1,150,000	1,223,485
Select Medical Corp.
6.375%, 6/1/21(x)	650,000	654,875
Surgery Center Holdings, Inc.
8.875%, 4/15/21§	857,000	906,278
Surgical Care Affiliates, Inc.
6.000%, 4/1/23§	40,000	42,900
Team Health Holdings, Inc.
6.375%, 2/1/25(x)§	930,000	907,959

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Tenet Healthcare Corp.
5.000%, 3/1/19	$600,000	$601,125
4.631%, 6/15/20(l)	293,000	294,465
6.000%, 10/1/20	300,000	316,890
7.500%, 1/1/22§	582,000	628,560
WellCare Health Plans, Inc.
5.750%, 11/15/20	317,000	326,130
5.250%, 4/1/25	570,000	587,841

		15,256,454

Health Care Technology (0.2%)
Quintiles IMS, Inc.
4.875%, 5/15/23§	355,000	358,994

Pharmaceuticals (2.3%)
Capsugel SA
7.000%, 5/15/19 PIK§	882,000	879,795
DPx Holdings BV
7.500%, 2/1/22§	1,423,000	1,502,154
Endo Finance LLC
7.250%, 1/15/22§	371,000	351,077
inVentiv Group Holdings, Inc.
7.500%, 10/1/24§	322,000	331,660
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20§	30,000	27,150
7.500%, 7/15/21§	495,000	428,794
6.500%, 3/15/22(b)§	335,000	344,648
6.125%, 4/15/25§	686,000	528,220

		4,393,498

Total Health Care		21,521,114

Industrials (10.5%)
Aerospace & Defense (1.2%)
CBC Ammo LLC
7.250%, 11/15/21§	500,000	497,500
Spirit AeroSystems, Inc.
5.250%, 3/15/22	108,000	112,673
TransDigm, Inc.
5.500%, 10/15/20	32,000	32,080
6.000%, 7/15/22	283,000	286,368
6.500%, 5/15/25§	616,000	620,620
6.375%, 6/15/26(x)	725,000	723,187

		2,272,428

Air Freight & Logistics (0.1%)
XPO Logistics, Inc.
6.125%, 9/1/23§	150,000	156,000

Airlines (0.3%)
Intrepid Aviation Group Holdings LLC
6.875%, 2/15/19§	660,000	626,604

Building Products (1.2%)
Builders FirstSource, Inc.
10.750%, 8/15/23§	284,000	328,730
Reliance Intermediate Holdings LP
6.500%, 4/1/23§	750,000	787,500
Standard Industries, Inc.
5.500%, 2/15/23§	330,000	337,425
6.000%, 10/15/25§	220,000	227,436
Summit Materials LLC
6.125%, 7/15/23	474,000	484,096

		2,165,187

Commercial Services & Supplies (2.1%)
ACCO Brands Corp.
5.250%, 12/15/24§	340,000	340,000
ADT Corp. (The)
6.250%, 10/15/21	950,000	1,030,750
Covanta Holding Corp.
7.250%, 12/1/20	411,000	420,946
5.875%, 7/1/25	136,000	136,082
Multi-Color Corp.
6.125%, 12/1/22§	369,000	384,221
Nielsen Co. Luxembourg SARL (The)
5.500%, 10/1/21§	200,000	207,500
Prime Security Services Borrower LLC
9.250%, 5/15/23§	1,385,000	1,519,899

		4,039,398

Construction & Engineering (1.4%)
AECOM
5.750%, 10/15/22	1,030,000	1,081,500
5.125%, 3/15/27§	125,000	124,687
AECOM Global II LLC
5.000%, 4/1/22	265,000	267,650
Michael Baker Holdings LLC
8.875%, 4/15/19 PIK(l)§	215,000	209,088
Michael Baker International LLC
8.250%, 10/15/18§	891,000	896,613

		2,579,538

Machinery (1.8%)
Amsted Industries, Inc.
5.000%, 3/15/22§	850,000	855,355
CNH Industrial Capital LLC
3.875%, 10/15/21	250,000	249,825
Grinding Media, Inc.
7.375%, 12/15/23§	125,000	131,100
Novelis Corp.
6.250%, 8/15/24§	275,000	285,313
5.875%, 9/30/26§	513,000	523,260
Park-Ohio Industries, Inc.
8.125%, 4/1/21	472,000	484,390
Shape Technologies Group, Inc.
7.625%, 2/1/20§	364,000	373,555
Welbilt, Inc.
9.500%, 2/15/24	487,000	561,267

		3,464,065

Professional Services (0.4%)
Jaguar Holding Co. II
6.375%, 8/1/23§	710,000	743,281

Road & Rail (1.8%)
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	782,000	799,595
Park Aerospace Holdings Ltd.
5.250%, 8/15/22§	475,000	494,000
5.500%, 2/15/24§	1,014,000	1,057,095
SPL Logistics Escrow LLC
8.875%, 8/1/20§	681,000	595,875
Watco Cos. LLC
6.375%, 4/1/23§	455,000	461,825

		3,408,390

Trading Companies & Distributors (0.2%)
International Lease Finance Corp.
6.250%, 5/15/19	225,000	241,863

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
United Rentals North America, Inc.
5.875%, 9/15/26	$150,000	$156,000

		397,863

Total Industrials		19,852,754

Information Technology (9.8%)
Communications Equipment (1.1%)
Aegis Merger Sub, Inc.
10.250%, 2/15/23§	245,000	269,653
CommScope Technologies LLC
6.000%, 6/15/25§	1,065,000	1,120,912
ViaSat, Inc.
6.875%, 6/15/20	773,000	790,393

		2,180,958

Internet Software & Services (0.8%)
Bankrate, Inc.
6.125%, 8/15/18§	264,000	265,320
j2 Cloud Services LLC
8.000%, 8/1/20(x)	380,000	393,300
Match Group, Inc.
6.375%, 6/1/24	185,000	199,916
Rackspace Hosting, Inc.
8.625%, 11/15/24§	273,000	287,333
Zayo Group LLC
5.750%, 1/15/27§	374,000	394,046

		1,539,915

IT Services (2.0%)
Alliance Data Systems Corp.
6.375%, 4/1/20§	650,000	661,375
5.875%, 11/1/21§	900,000	924,750
5.375%, 8/1/22§	1,245,000	1,246,556
First Data Corp.
5.375%, 8/15/23§	425,000	442,553
Gartner, Inc.
5.125%, 4/1/25(b)§	429,000	436,507

		3,711,741

Semiconductors & Semiconductor Equipment (0.7%)
NXP BV
3.875%, 9/1/22§	250,000	255,625
4.625%, 6/1/23§	546,000	577,395
Sensata Technologies UK Financing Co. plc
6.250%, 2/15/26§	525,000	555,187

		1,388,207

Software (4.6%)
BCP Singapore VI Cayman Financing Co. Ltd.
8.000%, 4/15/21§	353,000	355,647
BMC Software, Inc.
7.250%, 6/1/18	117,000	119,340
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	606,000	599,940
Change Healthcare Holdings LLC
5.750%, 3/1/25§	830,000	851,829
CURO Financial Technologies Corp.
12.000%, 3/1/22§	443,000	456,290
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	600,000	651,000
Infor US, Inc.
5.750%, 8/15/20§	235,000	244,048
6.500%, 5/15/22	975,000	998,156
Informatica LLC
7.125%, 7/15/23§	1,250,000	1,212,500
Nuance Communications, Inc.
5.375%, 8/15/20§	270,000	274,563
PTC, Inc.
6.000%, 5/15/24	500,000	531,250
Sophia LP
9.000%, 9/30/23§	1,750,000	1,844,063
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	500,000	529,700

		8,668,326

Technology Hardware, Storage & Peripherals (0.6%)
Diamond 1 Finance Corp.
5.875%, 6/15/21§	723,000	762,765
NCR Corp.
4.625%, 2/15/21	210,000	214,200
5.875%, 12/15/21	90,000	93,825

		1,070,790

Total Information Technology		18,559,937

Materials (4.6%)
Chemicals (1.7%)
Blue Cube Spinco, Inc.
10.000%, 10/15/25	211,000	255,057
Eco Services Operations LLC
8.500%, 11/1/22§	448,000	470,400
Huntsman International LLC
4.875%, 11/15/20	284,000	295,360
INEOS Group Holdings SA
5.625%, 8/1/24§	280,000	280,700
Koppers, Inc.
6.000%, 2/15/25§	198,000	204,559
Nufarm Australia Ltd.
6.375%, 10/15/19§	613,000	628,325
PQ Corp.
6.750%, 11/15/22§	210,000	223,125
Rayonier AM Products, Inc.
5.500%, 6/1/24§	894,000	805,762

		3,163,288

Containers & Packaging (1.9%)
Berry Plastics Corp.
6.000%, 10/15/22	350,000	370,125
5.125%, 7/15/23	547,000	560,675
BWAY Holding Co.
9.125%, 8/15/21§	350,000	381,780
5.500%, 4/15/24(b)§	345,000	347,795
7.250%, 4/15/25(b)§	926,000	926,000
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	678,000	697,526
5.125%, 7/15/23§	325,000	334,750

		3,618,651

Metals & Mining (1.0%)
Aleris International, Inc.
7.875%, 11/1/20	464,000	457,040
9.500%, 4/1/21§	425,000	453,687
ArcelorMittal
7.750%, 10/15/39	295,000	336,683
Constellium NV
6.625%, 3/1/25(x)§	500,000	482,500
Kaiser Aluminum Corp.
5.875%, 5/15/24	69,000	71,415

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
SunCoke Energy, Inc.
7.625%, 8/1/19	$37,000	$36,353

		1,837,678

Total Materials		8,619,617

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Care Capital Properties LP (REIT)
5.125%, 8/15/26	475,000	469,709
Equinix, Inc. (REIT)
5.375%, 1/1/22	150,000	157,875
5.375%, 4/1/23	300,000	312,390
5.875%, 1/15/26	250,000	265,625
Iron Mountain, Inc. (REIT)
6.000%, 10/1/20§	450,000	471,375
4.375%, 6/1/21§	200,000	205,000
MGM Growth Properties Operating Partnership LP (REIT)
5.625%, 5/1/24	250,000	262,813
4.500%, 9/1/26	350,000	340,375
MPT Operating Partnership LP (REIT)
6.375%, 3/1/24	300,000	322,500
SBA Communications Corp. (REIT)
4.875%, 9/1/24§	270,000	266,247
Uniti Group, Inc. (REIT)
7.125%, 12/15/24§	177,000	179,655

		3,253,564

Real Estate Management & Development (0.7%)
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	414,000	446,602
Howard Hughes Corp. (The)
5.375%, 3/15/25(b)§	550,000	543,840
Realogy Group LLC
4.875%, 6/1/23§	235,000	229,713

		1,220,155

Total Real Estate		4,473,719

Telecommunication Services (9.6%)
Diversified Telecommunication Services (5.6%)
CCO Holdings LLC
5.250%, 3/15/21	275,000	282,920
5.125%, 5/1/23§	1,170,000	1,205,100
5.875%, 4/1/24§	375,000	398,203
5.750%, 2/15/26§	360,000	378,216
5.125%, 5/1/27§	725,000	728,625
5.875%, 5/1/27§	600,000	630,780
CenturyLink, Inc.
6.875%, 1/15/28	205,000	197,825
Series V
5.625%, 4/1/20	300,000	314,520
Cincinnati Bell, Inc.
7.000%, 7/15/24§	367,000	386,047
Columbus Cable Barbados Ltd.
7.375%, 3/30/21§	600,000	640,500
GTT Escrow Corp.
7.875%, 12/31/24§	248,000	258,075
Intelsat Jackson Holdings SA
7.250%, 10/15/20	710,000	647,023
Intelsat Luxembourg SA
8.125%, 6/1/23	490,000	295,519
Level 3 Financing, Inc.
5.375%, 8/15/22	555,000	573,759
5.125%, 5/1/23	350,000	354,375
5.250%, 3/15/26	250,000	251,250
SFR Group SA
6.000%, 5/15/22§	750,000	777,225
7.375%, 5/1/26§	275,000	282,920
Sprint Capital Corp.
6.900%, 5/1/19	175,000	186,594
8.750%, 3/15/32	595,000	714,773
Virgin Media Finance plc
6.000%, 10/15/24§	600,000	621,780
Windstream Services LLC
7.750%, 10/15/20(x)	493,000	499,804

		10,625,833

Wireless Telecommunication Services (4.0%)
Digicel Group Ltd.
8.250%, 9/30/20§	812,000	698,320
Digicel Ltd.
6.000%, 4/15/21§	520,000	471,250
6.750%, 3/1/23§	255,000	228,225
Hughes Satellite Systems Corp.
6.500%, 6/15/19	490,000	529,788
7.625%, 6/15/21	150,000	166,125
Sprint Communications, Inc.
7.000%, 8/15/20	135,000	144,963
Sprint Corp.
7.875%, 9/15/23	745,000	824,193
7.125%, 6/15/24	1,180,000	1,258,234
T-Mobile USA, Inc.
6.542%, 4/28/20	783,000	795,215
6.731%, 4/28/22	289,000	298,653
6.000%, 3/1/23	723,000	766,380
6.000%, 4/15/24	550,000	585,750
6.375%, 3/1/25	225,000	241,031
5.125%, 4/15/25	175,000	180,915
5.375%, 4/15/27	260,000	268,138

		7,457,180

Total Telecommunication Services		18,083,013

Utilities (0.7%)
Independent Power and Renewable Electricity Producers (0.7%)
AES Corp.
4.055%, 6/1/19(l)	257,000	253,145
Calpine Corp.
5.750%, 1/15/25(x)	260,000	258,050
NRG Energy, Inc.
7.875%, 5/15/21	234,000	239,265
Talen Energy Supply LLC
6.500%, 5/1/18	188,000	194,580
4.600%, 12/15/21	445,000	380,475

Total Utilities		1,325,515

Total Corporate Bonds		158,950,921

Loan Participations (1.2%)
Health Care (0.6%)
Health Care Providers & Services (0.6%)
National Veterinary Associates, 2nd Lien Term Loan
8.147%, 8/8/22	1,075,000	1,081,270

Total Health Care		1,081,270

Information Technology (0.6%)
Internet Software & Services (0.5%)
Asurion Term Loan
8.500%, 2/19/21	1,000,000	1,009,688

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Software (0.1%)
Kronos, Inc.
9.284%, 10/4/24	$250,000	$257,344

Total Information Technology		1,267,032

Total Loan Participations		2,348,302

Total Long-Term Debt Securities (85.6%) (Cost $158,878,553)		161,647,928

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares iBoxx $ High Yield Corporate Bond Fund(x)	117,580	10,321,173
SPDR Bloomberg Barclays High Yield Bond Fund(x)	280,155	10,346,124

Total Exchange Traded Funds (11.0%) (Cost $20,782,566)		20,667,297

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Gener8 Maritime, Inc., expiring 5/17/17(b)*§† (Cost $—)	1,803	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	2,484,293	2,485,038

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.7%)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $1,000,073, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $500,045, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $510,001.(xx)	500,000	500,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $1,600,127, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $1,632,003.(xx) .	1,600,000	1,600,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $4,600,498, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $5,050,738.(xx)	4,600,000	4,600,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $84,578, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $86,263.(xx)	84,572	84,572
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $800,072, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $816,493.(xx)	800,000	800,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $1,800,125, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,837,109.(xx)	1,800,000	1,800,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $2,000,327, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $2,040,277.(xx)	2,000,000	2,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $3,000,245, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $3,060,250.(xx)	3,000,000	3,000,000

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $1,000,108, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $1,020,165.(xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		16,384,572

Total Short-Term Investments (10.0%) (Cost $18,869,235)		18,869,610

Total Investments (106.6%) (Cost $198,530,354)		201,184,835
Other Assets Less Liabilities (-6.6%)		(12,440,587)

Net Assets (100%)		$188,744,248

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $100,576,229 or 53.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2017, the market value of these securities amounted to $3,737,356 or 2.0% of net assets.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2017.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $16,045,109. This was secured by cash collateral of $16,384,572 which was subsequently invested in joint repurchase agreements with a total value of $16,384,572, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreement.

Glossary:

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$348,705	$—		$348,705
Corporate Bonds	—	—	—		—
Consumer Discretionary	—	29,326,377	—		29,326,377
Consumer Staples	—	11,872,538	—		11,872,538
Energy	—	16,671,424	—		16,671,424
Financials	—	8,644,913	—		8,644,913
Health Care	—	21,521,114	—		21,521,114
Industrials	—	19,852,754	—		19,852,754
Information Technology	—	18,559,937	—		18,559,937
Materials	—	8,619,617	—		8,619,617
Real Estate	—	4,473,719	—		4,473,719
Telecommunication Services	—	18,083,013	—		18,083,013
Utilities	—	1,325,515	—		1,325,515
Exchange Traded Funds	—	—	—		—
Exchange Traded Funds	20,667,297	—	—		20,667,297
Loan Participations	—	—	—		—
Health Care	—	1,081,270	—		1,081,270
Information Technology	—	1,267,032	—		1,267,032
Short-Term Investments
Investment Companies	2,485,038	—	—		2,485,038
Repurchase Agreements	—	16,384,572	—		16,384,572
Warrants	—	—	—		—
Energy	—	—	—	(a)	—	(a)
Total Assets	$23,152,335	$178,032,500	$—		$201,184,835

Total Liabilities	$—	$—	$—		$—

Total	$23,152,335	$178,032,500	$—		$201,184,835

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,113,293

Aggregate gross unrealized depreciation	(1,654,124)
Net unrealized appreciation	$2,459,169

Federal income tax cost of investments	$198,725,666

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.5%)
Financials (0.5%)
Diversified Financial Services (0.5%)
NCUA Guaranteed Notes
3.450%, 6/12/21	$280,000	$294,692
Private Export Funding Corp.
1.875%, 7/15/18	10,250,000	10,334,254
4.375%, 3/15/19	280,000	295,326
2.250%, 3/15/20	10,000,000	10,160,688
2.300%, 9/15/20	2,500,000	2,539,936
2.050%, 11/15/22	10,325,000	10,211,448
3.550%, 1/15/24	5,979,000	6,400,311
3.250%, 6/15/25	2,500,000	2,607,118

Total Financials		42,843,773

Total Corporate Bonds		42,843,773

Foreign Government Securities (1.8%)
Iraq Government AID Bond
2.149%, 1/18/22	19,135,000	19,160,415
Kingdom of Jordan
3.000%, 6/30/25	6,301,000	6,454,745
Petroleos Mexicanos
2.378%, 4/15/25	3,999,250	3,946,860
2.460%, 12/15/25	4,500,000	4,428,029
Republic of Ukraine
1.844%, 5/16/19	10,763,000	10,803,900
1.847%, 5/29/20	22,531,000	22,517,481
State of Israel
5.500%, 9/18/23	20,000,000	23,650,012
5.500%, 4/26/24	27,579,000	33,188,436
Ukraine Government AID Bonds
1.471%, 9/29/21	25,000,000	24,345,000

Total Foreign Government Securities		148,494,878

U.S. Government Agency Securities (46.7%)
FFCB
0.930%, 4/13/18	5,000,000	4,996,086
0.750%, 4/18/18	20,000,000	19,926,034
1.100%, 6/1/18	20,000,000	20,015,644
0.875%, 6/13/18	5,000,000	4,990,690
0.875%, 9/20/18	5,000,000	4,979,381
1.300%, 12/14/18	10,000,000	10,007,208
1.030%, 4/5/19	5,000,000	4,959,126
1.170%, 5/16/19	5,000,000	4,967,793
1.500%, 12/19/19	5,000,000	4,999,914
1.400%, 2/24/20	10,000,000	9,926,347
1.620%, 4/20/21	5,000,000	4,937,487
1.550%, 5/17/21	10,000,000	9,769,483
1.620%, 6/14/21	5,000,000	4,932,046
1.500%, 7/6/21	5,000,000	4,918,954
1.680%, 1/5/22	5,000,000	4,869,984
1.980%, 6/13/23	10,000,000	9,787,536
FHLB
1.125%, 4/25/18	70,000,000	70,019,768
1.250%, 6/8/18	30,000,000	30,053,223
4.750%, 6/8/18	1,850,000	1,930,864
1.150%, 6/22/18	10,000,000	10,002,181
0.875%, 6/29/18	50,000,000	49,838,530
0.625%, 8/7/18	30,250,000	30,051,494
1.125%, 9/14/18	30,000,000	29,988,603
2.000%, 9/14/18	25,000,000	25,275,935
0.875%, 10/1/18	65,000,000	64,728,235
1.750%, 12/14/18	50,000,000	50,403,065
1.250%, 1/16/19	50,000,000	49,948,720
1.500%, 3/8/19	40,000,000	40,092,532
1.875%, 3/8/19	32,600,000	32,916,575
1.375%, 3/18/19	50,000,000	49,996,925
5.375%, 5/15/19	1,850,000	2,003,212
1.625%, 6/14/19	40,000,000	40,204,188
1.125%, 6/21/19	40,000,000	39,762,276
0.875%, 8/5/19	60,000,000	59,225,592
1.000%, 9/26/19	50,000,000	49,432,000
1.375%, 11/15/19	52,495,000	52,367,479
4.125%, 12/13/19	450,000	480,334
1.650%, 1/6/20	20,000,000	19,987,258
1.875%, 3/13/20	20,000,000	20,169,134
4.125%, 3/13/20	4,650,000	4,986,375
1.830%, 7/29/20	20,000,000	20,101,212
2.875%, 9/11/20	10,000,000	10,389,246
5.250%, 12/11/20	9,815,000	11,025,605
1.375%, 2/18/21	40,000,000	39,410,860
1.750%, 3/12/21	20,000,000	19,948,862
5.625%, 6/11/21	1,850,000	2,124,600
1.125%, 7/14/21	50,000,000	48,495,490
1.875%, 11/29/21	50,000,000	49,856,840
2.625%, 12/10/21	9,825,000	10,127,521
2.350%, 2/1/22	10,000,000	10,004,469
2.250%, 3/11/22	5,000,000	5,056,263
2.875%, 6/14/24	10,000,000	10,334,091
2.875%, 9/13/24	10,000,000	10,302,614
2.750%, 12/13/24	10,000,000	10,193,993

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC
0.750%, 4/9/18	$40,000,000	$39,875,732
1.000%, 5/11/18	5,000,000	4,997,000
1.050%, 5/17/18	10,000,000	9,997,962
4.875%, 6/13/18	48,000,000	50,144,736
1.060%, 6/22/18	15,000,000	14,964,993
1.000%, 6/29/18	12,095,000	12,085,740
0.850%, 7/27/18	10,000,000	9,968,944
1.050%, 7/27/18	16,910,000	16,891,663
1.000%, 8/15/18	10,000,000	9,973,074
1.070%, 9/6/18	10,000,000	9,984,164
1.100%, 9/13/18	35,000,000	34,952,824
0.875%, 10/12/18	50,000,000	49,726,605
1.050%, 11/7/18	20,000,000	19,921,266
1.350%, 1/25/19	10,000,000	9,992,983
0.950%, 1/30/19	10,000,000	9,921,254
3.750%, 3/27/19	47,550,000	49,777,756
1.125%, 4/15/19	50,000,000	49,757,115
1.750%, 5/30/19	48,650,000	49,012,520
1.550%, 6/6/19	20,000,000	20,011,166
0.875%, 7/19/19	50,000,000	49,422,535
1.250%, 7/26/19	25,000,000	24,849,397
1.550%, 7/26/19	10,000,000	9,996,370
2.000%, 7/30/19	200,000	202,632
1.250%, 8/1/19	71,000,000	70,711,307
1.875%, 8/16/19	10,000,000	10,032,268
1.300%, 8/28/19	10,000,000	9,942,700
1.500%, 9/9/19	15,000,000	15,008,591
1.250%, 10/2/19	80,500,000	80,051,631
1.500%, 1/17/20	60,000,000	59,918,328
1.800%, 1/27/20	10,000,000	10,002,773
1.900%, 3/30/20	10,000,000	10,013,342
1.800%, 4/13/20	10,000,000	10,006,202
1.375%, 5/1/20	57,500,000	57,147,381
1.330%, 12/30/20	5,000,000	4,915,166
1.125%, 8/12/21	40,000,000	38,660,968
2.375%, 1/13/22	90,000,000	91,572,966
Financing Corp.
9.650%, 11/2/18	1,950,000	2,208,180
8.600%, 9/26/19	380,000	446,150
FNMA
0.875%, 5/21/18	50,000,000	49,857,825
1.125%, 7/20/18	40,000,000	40,013,724
0.750%, 7/27/18	30,000,000	29,834,004
0.875%, 7/27/18	10,000,000	9,960,079
1.875%, 9/18/18	40,000,000	40,396,048
1.125%, 10/19/18(x)	50,000,000	49,929,000
1.625%, 11/27/18	40,000,000	40,245,304
1.125%, 12/14/18	50,000,000	49,896,825
1.250%, 12/28/18	1,000,000	997,158
1.375%, 1/28/19	45,000,000	45,061,875
1.875%, 2/19/19	50,000,000	50,514,585
1.000%, 2/26/19	50,000,000	49,702,915
1.250%, 2/26/19	15,000,000	14,943,478
1.750%, 6/20/19	50,000,000	50,349,255
1.250%, 6/28/19	5,000,000	4,963,275
1.075%, 7/11/19	5,000,000	4,953,172
1.250%, 7/26/19	5,000,000	4,958,924
0.875%, 8/2/19	60,000,000	59,187,522
1.000%, 8/28/19	35,000,000	34,630,936
1.750%, 9/12/19	50,000,000	50,360,805
(Zero Coupon), 10/9/19	31,625,000	30,181,021
1.000%, 10/24/19	60,000,000	59,294,676
1.330%, 10/24/19	5,000,000	4,976,263
1.750%, 11/26/19	30,000,000	30,209,475
1.625%, 1/21/20	50,000,000	50,102,265
1.650%, 1/27/20	10,000,000	9,996,278
1.700%, 1/27/20	10,000,000	10,000,936
1.500%, 2/28/20	51,670,000	51,582,254
1.300%, 3/30/20	10,000,000	9,895,870
1.500%, 6/22/20	60,000,000	59,812,386
1.440%, 9/30/20	10,000,000	9,887,946
1.400%, 11/10/20	10,000,000	9,867,004
1.500%, 11/30/20	50,000,000	49,646,770
1.875%, 12/28/20	39,703,000	39,910,301
1.375%, 2/26/21	50,000,000	49,259,530
1.250%, 5/6/21	50,000,000	48,862,710
1.250%, 8/17/21	60,000,000	58,322,964
1.375%, 10/7/21	50,000,000	48,829,070
2.000%, 1/5/22	30,000,000	30,027,582
2.625%, 9/6/24	60,000,000	61,088,442
2.125%, 4/24/26	44,485,000	42,557,856
1.875%, 9/24/26	50,000,000	46,585,955
Tennessee Valley Authority
3.875%, 2/15/21	3,345,000	3,604,403
1.875%, 8/15/22	12,000,000	11,851,850
2.875%, 9/15/24	20,000,000	20,634,600
6.750%, 11/1/25	15,779,000	20,605,350
2.875%, 2/1/27	15,000,000	15,087,606

Total U.S. Government Agency Securities		3,800,724,333

U.S. Treasury Obligations (40.0%)
U.S. Treasury Bonds
9.125%, 5/15/18	2,800,000	3,050,403
9.000%, 11/15/18	2,800,000	3,153,390
8.875%, 2/15/19	9,300,000	10,629,973
8.125%, 8/15/19	2,800,000	3,239,294
8.500%, 2/15/20	1,850,000	2,215,939
8.750%, 5/15/20	2,800,000	3,410,400
8.750%, 8/15/20	6,500,000	8,012,774
7.875%, 2/15/21	2,800,000	3,438,750
8.125%, 5/15/21	3,250,000	4,060,621
8.000%, 11/15/21	2,800,000	3,554,250
7.125%, 2/15/23	2,000,000	2,558,750
6.250%, 8/15/23	1,000,000	1,245,898

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
0.750%, 4/15/18	$25,000,000	$24,908,985
0.625%, 4/30/18	25,000,000	24,870,995
0.750%, 4/30/18	25,000,000	24,903,320
2.625%, 4/30/18	4,650,000	4,724,019
1.000%, 5/15/18	20,000,000	19,973,516
3.875%, 5/15/18	4,650,000	4,793,078
0.875%, 5/31/18	30,000,000	29,914,218
1.000%, 5/31/18	25,000,000	24,962,110
2.375%, 5/31/18	13,500,000	13,690,266
1.375%, 6/30/18	20,000,000	20,057,188
2.375%, 6/30/18	20,000,000	20,302,188
1.375%, 7/31/18	25,000,000	25,072,655
2.250%, 7/31/18	5,150,000	5,223,830
4.000%, 8/15/18	5,600,000	5,818,487
0.750%, 8/31/18	5,000,000	4,971,484
1.500%, 8/31/18	22,850,000	22,952,825
1.375%, 9/30/18	20,000,000	20,057,188
1.750%, 10/31/18	18,650,000	18,812,751
3.750%, 11/15/18	20,000,000	20,817,032
1.250%, 11/30/18	20,000,000	20,013,438
1.375%, 11/30/18	14,000,000	14,039,539
1.375%, 12/31/18	18,650,000	18,698,738
1.125%, 1/15/19	14,000,000	13,973,968
1.250%, 1/31/19	18,650,000	18,655,901
1.500%, 1/31/19	25,000,000	25,115,625
2.750%, 2/15/19	23,750,000	24,411,476
1.375%, 2/28/19	14,000,000	14,032,977
1.500%, 2/28/19	20,000,000	20,093,984
1.500%, 3/31/19	25,000,000	25,116,992
1.625%, 3/31/19	20,000,000	20,141,562
1.250%, 4/30/19	14,000,000	13,991,359
1.625%, 4/30/19	20,000,000	20,139,062
3.125%, 5/15/19	20,500,000	21,276,917
1.500%, 5/31/19	30,000,000	30,128,907
1.625%, 6/30/19	30,000,000	30,195,468
0.875%, 7/31/19	23,300,000	23,052,801
1.625%, 7/31/19	25,000,000	25,157,227
3.625%, 8/15/19	14,900,000	15,689,932
1.625%, 8/31/19	25,000,000	25,149,610
1.000%, 9/30/19	5,000,000	4,951,875
1.750%, 9/30/19	25,000,000	25,224,415
1.500%, 10/31/19	30,000,000	30,062,814
3.375%, 11/15/19	31,700,000	33,302,337
1.500%, 11/30/19	35,000,000	35,054,961
1.625%, 12/31/19	35,000,000	35,162,421
1.250%, 1/31/20	40,000,000	39,745,936
1.375%, 1/31/20	2,000,000	1,994,375
3.625%, 2/15/20	24,450,000	25,927,506
1.375%, 2/29/20	35,000,000	34,868,204
1.125%, 3/31/20	20,000,000	19,768,906
1.375%, 3/31/20	40,000,000	39,825,936
1.375%, 4/30/20	30,000,000	29,843,202
3.500%, 5/15/20	28,400,000	30,070,275
1.375%, 5/31/20	20,000,000	19,875,782
1.500%, 5/31/20	40,000,000	39,900,624
1.625%, 6/30/20	25,000,000	25,021,290
1.625%, 7/31/20	50,000,000	50,004,295
2.625%, 8/15/20	13,000,000	13,416,711
1.375%, 8/31/20	50,000,000	49,548,045
2.125%, 8/31/20	10,000,000	10,156,875
1.375%, 9/30/20	25,000,000	24,752,148
1.375%, 10/31/20	25,000,000	24,726,758
1.750%, 10/31/20	30,000,000	30,067,968
2.625%, 11/15/20	23,750,000	24,523,174
1.625%, 11/30/20	40,000,000	39,883,436
2.000%, 11/30/20	25,000,000	25,255,078
1.750%, 12/31/20	50,000,000	50,034,375
2.375%, 12/31/20	25,000,000	25,587,890
1.375%, 1/31/21	50,000,000	49,305,860
2.125%, 1/31/21	30,000,000	30,411,798
3.625%, 2/15/21	35,000,000	37,470,506
1.125%, 2/28/21	25,000,000	24,393,360
2.000%, 2/28/21	25,000,000	25,218,360
1.250%, 3/31/21	25,000,000	24,487,890
2.250%, 3/31/21	5,000,000	5,088,672
1.375%, 4/30/21	40,000,000	39,328,748
2.250%, 4/30/21	30,000,000	30,526,641
3.125%, 5/15/21	14,300,000	15,042,036
1.375%, 5/31/21	30,000,000	29,468,907
1.125%, 6/30/21	50,000,000	48,558,595
1.125%, 7/31/21	15,000,000	14,548,125
2.250%, 7/31/21	25,000,000	25,413,672
1.125%, 8/31/21	50,000,000	48,445,705
2.000%, 8/31/21	20,000,000	20,109,532
1.125%, 9/30/21	50,000,000	48,380,860
2.125%, 9/30/21	25,000,000	25,259,765
1.250%, 10/31/21	50,000,000	48,604,690
1.750%, 11/30/21	40,000,000	39,743,124
1.875%, 11/30/21	50,000,000	49,947,655
2.000%, 12/31/21	45,000,000	45,178,947
2.125%, 12/31/21	40,000,000	40,378,752
1.500%, 1/31/22	35,000,000	34,311,483
1.875%, 1/31/22	25,000,000	24,947,460
1.750%, 2/28/22	20,000,000	19,823,906
1.875%, 2/28/22	30,000,000	29,937,657
1.750%, 3/31/22	20,000,000	19,810,782
1.875%, 3/31/22	20,000,000	19,950,000
1.750%, 4/30/22	25,000,000	24,744,140
1.875%, 5/31/22	25,000,000	24,881,055
1.625%, 8/15/22	30,000,000	29,381,484
1.750%, 9/30/22	25,000,000	24,619,530
1.875%, 10/31/22	25,000,000	24,764,063
1.625%, 11/15/22	10,000,000	9,768,984
2.000%, 11/30/22	10,000,000	9,962,500
2.125%, 12/31/22	35,000,000	35,087,500
1.750%, 1/31/23	20,000,000	19,626,876
2.000%, 2/15/23	40,000,000	39,787,500
1.750%, 5/15/23	25,000,000	24,454,688
2.500%, 8/15/23	30,000,000	30,607,032
1.375%, 8/31/23	10,000,000	9,528,672
1.375%, 9/30/23	20,000,000	19,036,718
1.625%, 10/31/23	25,000,000	24,161,915
2.750%, 11/15/23	15,000,000	15,531,212
2.750%, 2/15/24	20,000,000	20,694,062
2.125%, 2/29/24	25,000,000	24,866,408
2.125%, 3/31/24	10,000,000	9,940,625
2.500%, 5/15/24	10,000,000	10,178,203
2.375%, 8/15/24	20,000,000	20,158,126
2.250%, 11/15/24	20,000,000	19,950,000
2.000%, 2/15/25	20,000,000	19,557,968
2.125%, 5/15/25	20,000,000	19,700,000
2.000%, 8/15/25	20,000,000	19,475,312
2.250%, 11/15/25	20,000,000	19,827,032
1.625%, 2/15/26	30,000,000	28,208,673
1.625%, 5/15/26	35,000,000	32,834,648
1.500%, 8/15/26	40,000,000	37,016,564
2.000%, 11/15/26	35,000,000	33,811,368
2.250%, 2/15/27	15,000,000	14,810,157

Total U.S. Treasury Obligations		3,254,096,175

Total Long-Term Debt Securities (89.0%) (Cost $7,264,578,554)		7,246,159,159

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares 1-3 Year Treasury Bond Fund(x)	4,288,450	$362,459,794
iShares 3-7 Year Treasury Bond Fund(x)	1,306,067	160,711,544
iShares 7-10 Year Treasury Bond Fund(x)	2,813,450	297,072,186

Total Exchange Traded Funds (10.1%) (Cost $798,559,133)		820,243,524

SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	87,511,680	87,537,933

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $2,000,132, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $2,040,002.(xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $4,200,308, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $4,284,000.(xx)	4,200,000	4,200,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $500,045, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $510,001.(xx)	500,000	500,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $1,000,079, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $1,020,002.(xx).	1,000,000	1,000,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $3,900,423, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $4,282,148.(xx)	3,900,000	3,900,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $350,131, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $357,110.(xx)	350,108	350,108
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $700,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $714,431.(xx)	700,000	700,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $2,400,166, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $2,449,478.(xx)	2,400,000	2,400,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $4,000,653, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $4,080,555.(xx)	4,000,000	4,000,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $3,000,323, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $3,060,495.(xx)	3,000,000	3,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $10,000,817, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $10,200,833.(xx)	10,000,000	10,000,000

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $500,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $510,036.(xx)	$500,000	$500,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $5,500,362, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $5,610,000.(xx)	5,500,000	5,500,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $500,032, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $510,000.(xx)	500,000	500,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $2,000,315, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $2,040,001.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		40,550,108

Total Short-Term Investments (1.6%) (Cost $128,090,066)		128,088,041

Total Investments (100.7%) (Cost $8,191,227,753)		8,194,490,724
Other Assets Less Liabilities (-0.7%)		(59,004,967)

Net Assets (100%)		$8,135,485,757

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $54,722,656. This was secured by cash collateral of $40,550,108 which was subsequently invested in joint repurchase agreements with a total value of $40,550,108, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments, as Repurchase Agreements, and $15,219,512 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/15/17-5/15/45.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

NCUA — National Credit Union Administration

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds	$—	$—	$—	$—
Financials	—	42,843,773	—	42,843,773
Exchange Traded Funds	—	—	—	—
Exchange Traded Funds	820,243,524	—	—	820,243,524
Foreign Government Securities	—	148,494,878	—	148,494,878
Short-Term Investments
Investment Companies	87,537,933	—	—	87,537,933
Repurchase Agreements	—	40,550,108	—	40,550,108
U.S. Government Agency Securities	—	3,800,724,333	—	3,800,724,333
U.S. Treasury Obligations	—	3,254,096,175	—	3,254,096,175

Total Assets	$907,781,457	$7,286,709,267	$—	$8,194,490,724

Total Liabilities	$—	$—	$—	$—

Total	$907,781,457	$7,286,709,267	$—	$8,194,490,724

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,743,054
Aggregate gross unrealized depreciation	(45,876,946)

Net unrealized appreciation	$1,866,108

Federal income tax cost of investments	$8,192,624,616

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (9.9%)
Abacus Property Group (REIT)	39,906	$98,782
Aconex Ltd.(x)*	24,292	72,937
Adelaide Brighton Ltd.	63,753	276,657
AGL Energy Ltd.	96,414	1,942,422
ALS Ltd.	72,647	340,784
Altium Ltd.	15,795	91,712
Alumina Ltd.(x)	333,720	456,382
Amcor Ltd.	165,859	1,908,347
AMP Ltd.	423,581	1,676,330
Ansell Ltd.	21,313	391,935
APA Group	159,585	1,092,429
APN News & Media Ltd.	37,158	78,921
APN Outdoor Group Ltd.	24,157	105,199
ARB Corp. Ltd.(x)	9,897	111,302
Ardent Leisure Group(x)	65,453	91,511
Aristocrat Leisure Ltd.	85,741	1,177,145
Asaleo Care Ltd.	51,107	68,721
ASX Ltd.	27,722	1,069,147
Aurizon Holdings Ltd.	293,865	1,178,692
AusNet Services	239,499	308,317
Australia & New Zealand Banking Group Ltd.	419,981	10,209,939
Australian Agricultural Co. Ltd.*	45,399	57,577
Australian Pharmaceutical Industries Ltd.	50,210	78,255
Automotive Holdings Group Ltd.	38,228	120,330
Aveo Group(x)	59,969	147,070
Bank of Queensland Ltd.	55,902	519,343
Bapcor Ltd.	38,969	173,573
Beach Energy Ltd.	203,307	124,261
Bega Cheese Ltd.	21,934	106,075
Bellamy’s Australia Ltd.(x)	10,959	35,165
Bendigo & Adelaide Bank Ltd.	67,675	627,683
BHP Billiton Ltd.	459,591	8,441,105
BHP Billiton plc	379,767	5,871,496
Blackmores Ltd.(x)	1,837	157,946
BlueScope Steel Ltd.	80,947	758,201
Boral Ltd.	167,887	749,071
Brambles Ltd.	227,446	1,624,738
Breville Group Ltd.	13,136	103,671
Brickworks Ltd.	10,938	122,675
BT Investment Management Ltd.	24,974	190,801
BWP Trust (REIT)	68,196	148,490
Caltex Australia Ltd.	37,351	841,531
carsales.com Ltd.	31,688	270,179
Challenger Ltd.	80,781	774,544
Charter Hall Group (REIT)(x)	58,667	247,415
Charter Hall Retail REIT (REIT)	47,366	157,054
CIMIC Group Ltd.	13,997	384,225
Cleanaway Waste Management Ltd.	221,702	203,256
Coca-Cola Amatil Ltd.	75,592	624,880
Cochlear Ltd.	8,204	847,602
Commonwealth Bank of Australia	246,722	16,193,657
Computershare Ltd.	71,699	770,179
Corporate Travel Management Ltd.	10,961	167,735
Costa Group Holdings Ltd.	34,493	114,634
Credit Corp. Group Ltd.	7,015	92,665
Cromwell Property Group (REIT)	181,777	132,628
Crown Resorts Ltd.	54,667	493,252
CSL Ltd.	65,374	6,259,699
CSR Ltd.	74,273	255,918
Dexus Property Group (REIT)	137,506	1,026,383
Domino’s Pizza Enterprises Ltd.(x)	9,347	415,041
Downer EDI Ltd.	62,178	275,048
Downer EDI Ltd.*†	24,872	110,023
DUET Group	348,439	742,719
DuluxGroup Ltd.	54,646	272,625
Eclipx Group Ltd.	38,210	114,142
Estia Health Ltd.	34,603	81,689
Evolution Mining Ltd.	161,528	259,156
Fairfax Media Ltd.	339,373	265,763
FlexiGroup Ltd.(x)	37,236	65,716
Flight Centre Travel Group Ltd.	8,248	181,987
Fortescue Metals Group Ltd.(x)	243,653	1,159,720
G8 Education Ltd.	52,928	164,983
Galaxy Resources Ltd.*	272,500	94,726
Gateway Lifestyle	39,115	62,457
Genworth Mortgage Insurance Australia Ltd.	32,060	76,911
Goodman Group (REIT)	228,063	1,348,619
GPT Group (The) (REIT)	257,038	1,011,342
GrainCorp Ltd., Class A	32,670	226,885
Greencross Ltd.	16,993	93,475
Growthpoint Properties Australia Ltd. (REIT)	28,474	68,961
GUD Holdings Ltd.	12,650	114,429
GWA Group Ltd.	39,611	87,762
Harvey Norman Holdings Ltd.(x)	85,588	296,213
Healthscope Ltd.	247,486	429,210
Iluka Resources Ltd.	59,931	348,899
Incitec Pivot Ltd.	239,703	688,580
Independence Group NL	65,908	180,266
Infigen Energy*	108,615	83,397
Insurance Australia Group Ltd.	339,056	1,567,185
Investa Office Fund (REIT)	87,738	318,401
InvoCare Ltd.	15,725	169,877
IOOF Holdings Ltd.(x)	37,825	246,503
IPH Ltd.	20,039	74,559
IRESS Ltd.	20,007	178,991
iSentia Group Ltd.(x)	29,288	33,564
Japara Healthcare Ltd.(x)	32,335	49,655
JB Hi-Fi Ltd.	16,031	302,518
LendLease Group	82,592	983,102
Link Administration Holdings Ltd.	51,798	305,904
Macquarie Atlas Roads Group	64,152	250,942
Macquarie Group Ltd.	48,734	3,358,396
Magellan Financial Group Ltd.	20,102	362,908
Mantra Group Ltd.(x)	40,923	91,294
Mayne Pharma Group Ltd.(x)*	195,442	212,778
McMillan Shakespeare Ltd.	10,990	111,000
Medibank Pvt Ltd.	394,404	849,735
Metcash Ltd.*	138,560	261,474
Mineral Resources Ltd.	22,756	186,895
Mirvac Group (REIT)	530,613	887,800
Monadelphous Group Ltd.	13,248	124,798
Myer Holdings Ltd.(x)	115,271	107,001
MYOB Group Ltd.	52,799	143,605
Nanosonics Ltd.*	37,442	88,678
National Australia Bank Ltd.	381,863	9,726,722
National Storage REIT (REIT)	65,755	71,839
Navitas Ltd.	43,298	146,543
Newcrest Mining Ltd.	109,319	1,859,984
NEXTDC Ltd.*	39,648	123,588
Nine Entertainment Co. Holdings Ltd.	92,751	88,932
Northern Star Resources Ltd.	85,940	266,572
Nufarm Ltd.	25,749	190,821
Oil Search Ltd.	167,507	923,982
Orica Ltd.	53,695	722,004
Origin Energy Ltd.*	249,713	1,345,004
Orocobre Ltd.*	29,606	62,881
Orora Ltd.	172,074	389,135
OZ Minerals Ltd.	45,290	270,930

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Pact Group Holdings Ltd.	24,598	$131,550
Perpetual Ltd.	6,761	269,376
Platinum Asset Management Ltd.	30,210	118,403
Premier Investments Ltd.	13,739	150,311
Primary Health Care Ltd.(x)	59,075	161,126
Qantas Airways Ltd.	264,486	786,042
QBE Insurance Group Ltd.	195,476	1,925,040
Qube Holdings Ltd.	172,812	337,993
Ramsay Health Care Ltd.(x)	18,464	985,903
REA Group Ltd.	7,092	321,467
Regis Healthcare Ltd.(x)	18,384	62,783
Regis Resources Ltd.	70,032	176,565
Reliance Worldwide Corp. Ltd.(x)	51,375	113,041
Resolute Mining Ltd.	102,355	101,659
Retail Food Group Ltd.	22,913	93,304
Sandfire Resources NL	22,229	108,351
Santos Ltd.*	267,141	775,564
Saracen Mineral Holdings Ltd.*	109,523	82,420
Scentre Group (REIT)	762,499	2,499,136
SEEK Ltd.	49,246	598,973
Seven Group Holdings Ltd.	13,000	106,372
Seven West Media Ltd.	125,116	75,037
Shopping Centres Australasia Property Group (REIT)	102,463	175,351
Sigma Pharmaceuticals Ltd.	150,157	147,989
Sirtex Medical Ltd.	8,493	116,147
Sonic Healthcare Ltd.	59,174	1,000,022
South32 Ltd.	762,062	1,606,914
Southern Cross Media Group Ltd.	104,857	112,155
Spark Infrastructure Group	240,351	435,199
Spotless Group Holdings Ltd.	151,395	125,497
St Barbara Ltd.*	70,380	127,973
Star Entertainment Grp Ltd. (The)	111,390	465,508
Steadfast Group Ltd.	105,764	205,241
Stockland (REIT)	344,428	1,220,983
Suncorp Group Ltd.	184,256	1,859,593
Super Retail Group Ltd.	20,076	157,215
Sydney Airport	320,302	1,656,692
Syrah Resources Ltd.*	24,968	53,984
Tabcorp Holdings Ltd.	117,781	427,427
Tassal Group Ltd.	20,368	70,492
Tatts Group Ltd.	187,905	635,968
Technology One Ltd.	31,459	123,298
Telstra Corp. Ltd.	1,710,440	6,089,577
TPG Telecom Ltd.(x)	44,613	237,568
Transurban Group	291,511	2,599,077
Treasury Wine Estates Ltd.	105,709	987,715
Vicinity Centres (REIT)	467,890	1,011,634
VIRGIN AUST*†	190,064	—
Virtus Health Ltd.	11,517	50,858
Viva Energy REIT (REIT)	57,379	104,333
Vocus Group Ltd.(x)	88,784	293,030
Webjet Ltd.(x)	14,213	124,658
Wesfarmers Ltd.	161,963	5,576,949
Western Areas Ltd.(x)*	34,989	61,750
Westfield Corp. (REIT)	273,768	1,857,330
Westpac Banking Corp.	480,624	12,873,917
Whitehaven Coal Ltd.*	96,511	220,466
Woodside Petroleum Ltd.	103,757	2,542,993
Woolworths Ltd.	184,480	3,734,982
WorleyParsons Ltd.(x)*	31,810	267,574

		168,878,292

Belgium (1.3%)
Anheuser-Busch InBev SA/NV	200,966	22,060,785

Chile (0.0%)
Antofagasta plc	63,875	667,842

Finland (0.5%)
Nokia OYJ	1,581,424	8,485,927

France (14.3%)
Air Liquide SA	105,376	12,039,659
Airbus SE	154,148	11,729,868
BNP Paribas SA	444,811	29,624,557
Cie de Saint-Gobain	140,867	7,233,579
Danone SA	165,644	11,266,967
Engie SA	470,839	6,670,425
Essilor International SA	59,189	7,191,968
L’Oreal SA	66,166	12,716,048
LVMH Moet Hennessy Louis Vuitton SE	73,560	16,153,833
Orange SA	542,552	8,430,142
Safran SA	97,184	7,260,423
Sanofi	318,736	28,773,132
Schneider Electric SE	160,552	11,754,732
Societe Generale SA	321,127	16,289,597
TOTAL SA	664,856	33,629,960
Unibail-Rodamco SE (REIT)(x)	26,933	6,295,208
Vinci SA(x)	150,421	11,922,856
Vivendi SA	276,712	5,379,954

		244,362,908

Germany (13.5%)
adidas AG	52,611	10,007,161
Allianz SE (Registered)	123,836	22,940,597
BASF SE	248,884	24,671,138
Bayer AG (Registered)	224,082	25,829,426
Bayerische Motoren Werke AG	87,435	7,976,001
Daimler AG (Registered)	270,069	19,937,185
Deutsche Bank AG (Registered)(x)*	380,022	6,547,330
Deutsche Post AG (Registered)	267,463	9,160,504
Deutsche Telekom AG (Registered)	862,033	15,104,706
E.ON SE	542,220	4,309,959
Fresenius SE & Co. KGaA	110,748	8,899,936
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	43,642	8,538,606
SAP SE	270,409	26,533,684
Siemens AG (Registered)	230,329	31,549,803
TUI AG	84,787	1,174,900
Volkswagen AG (Preference)(q)	49,607	7,228,974

		230,409,910

Ireland (1.0%)
CRH plc (Irish Stock Exchange)	225,669	7,961,394
CRH plc (London Stock Exchange)	149,127	5,250,238
James Hardie Industries plc (CDI)	63,498	997,902
Paddy Power Betfair plc	14,749	1,589,196
Smurfit Kappa Group plc	42,237	1,122,406

		16,921,136

Italy (1.9%)
Enel SpA	2,104,754	9,910,982
Eni SpA	686,387	11,239,848
Intesa Sanpaolo SpA	3,896,207	10,582,382

		31,733,212

Japan (23.8%)
77 Bank Ltd. (The)	34,000	147,202
ABC-Mart, Inc.	3,700	216,357
Acom Co. Ltd.*	43,220	172,756
Adastria Co. Ltd.	3,880	96,643
ADEKA Corp.	11,400	166,090
Advantest Corp.	14,500	270,906
Aeon Co. Ltd.	86,863	1,267,874
Aeon Delight Co. Ltd.	2,800	87,901
AEON Financial Service Co. Ltd.	15,900	299,491
Aeon Mall Co. Ltd.	15,320	241,091

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Ai Holdings Corp.(x)	4,238	$100,687
Aica Kogyo Co. Ltd.	9,600	252,827
Aichi Bank Ltd. (The)	1,720	95,633
Aichi Steel Corp.	2,010	79,981
Aiful Corp.(x)*	43,800	128,650
Ain Holdings, Inc.*	2,920	196,975
Air Water, Inc.	21,000	387,065
Aisan Industry Co. Ltd.	7,700	64,806
Aisin Seiki Co. Ltd.	18,800	923,704
Ajinomoto Co., Inc.	51,000	1,006,211
Alfresa Holdings Corp.	25,600	443,568
Alpen Co. Ltd.	4,000	69,523
Alps Electric Co. Ltd.	19,900	563,950
Amada Holdings Co. Ltd.	36,000	410,994
Amano Corp.	9,930	198,279
ANA Holdings, Inc.	384,303	1,172,965
Anritsu Corp.	16,419	124,179
AOKI Holdings, Inc.	6,358	73,614
Aoyama Trading Co. Ltd.	5,200	178,424
Aozora Bank Ltd.	134,000	493,488
Aplus Financial Co. Ltd.*	68,412	65,751
Arcs Co. Ltd.	3,958	94,675
Ariake Japan Co. Ltd.	1,887	118,817
As One Corp.	2,266	98,106
Asahi Glass Co. Ltd.	105,000	850,714
Asahi Group Holdings Ltd.	42,700	1,613,955
Asahi Kasei Corp.	133,760	1,297,591
Asatsu-DK, Inc.	3,600	91,285
Asics Corp.	22,000	353,328
ASKUL Corp.	2,274	66,690
Astellas Pharma, Inc.	219,800	2,894,339
Autobacs Seven Co. Ltd.	12,300	182,517
Avex Group Holdings, Inc.	5,735	82,885
Awa Bank Ltd. (The)	17,000	107,806
Azbil Corp.	9,000	302,344
Bandai Namco Holdings, Inc.	23,500	702,910
Bank of Kyoto Ltd. (The)	47,000	342,378
Bank of Okinawa Ltd. (The)	1,300	49,744
Bank of the Ryukyus Ltd.	8,151	117,217
Benesse Holdings, Inc.	8,700	271,948
Bic Camera, Inc.	10,045	92,302
BML, Inc.	4,172	91,849
Bridgestone Corp.	72,800	2,944,565
Brother Industries Ltd.	31,500	657,842
Calbee, Inc.	10,696	364,604
Calsonic Kansei Corp.	18,507	212,781
Canon Electronics, Inc.	2,833	45,906
Canon Marketing Japan, Inc.	6,200	123,298
Canon, Inc.	112,701	3,513,744
Capcom Co. Ltd.	6,158	120,085
Casio Computer Co. Ltd.	17,200	239,314
Central Japan Railway Co.	17,080	2,782,998
Chiba Bank Ltd. (The)	78,338	503,114
Chiyoda Co. Ltd.	3,062	71,812
Chiyoda Corp.	24,000	154,783
Chofu Seisakusho Co. Ltd.	3,200	74,819
Chubu Electric Power Co., Inc.	67,697	906,640
Chudenko Corp.	4,800	101,708
Chugai Pharmaceutical Co. Ltd.	21,700	745,554
Chugai Ro Co. Ltd.	19,300	37,619
Chugoku Bank Ltd. (The)	14,402	209,568
Chugoku Electric Power Co., Inc. (The)	27,820	307,862
Ci:z Holdings Co. Ltd.	3,450	102,418
Citizen Watch Co. Ltd.	35,300	226,392
CKD Corp.	7,859	99,393
Clarion Co. Ltd.	27,306	112,579
Cleanup Corp.	10,500	77,338
Coca-Cola Bottlers Japan, Inc.	14,254	459,625
cocokara fine, Inc.	2,255	97,731
COLOPL, Inc.(x)	2,645	24,518
Colowide Co. Ltd.(x)	5,764	96,610
COMSYS Holdings Corp.	10,500	187,591
Concordia Financial Group Ltd.	131,896	610,610
CONEXIO Corp.	5,153	78,964
COOKPAD, Inc.	4,896	41,339
Cosel Co. Ltd.	4,700	63,874
Cosmo Energy Holdings Co. Ltd.	8,000	137,393
Cosmos Pharmaceutical Corp.	1,165	227,496
Create Restaurants Holdings, Inc.	5,567	49,404
Create SD Holdings Co. Ltd.	4,072	96,853
Credit Saison Co. Ltd.	20,400	363,913
CyberAgent, Inc.	12,286	363,625
Dai Nippon Printing Co. Ltd.	66,000	711,399
Daibiru Corp.	6,900	60,614
Daicel Corp.	29,000	349,313
Daido Steel Co. Ltd.	39,000	186,365
Daifuku Co. Ltd.	14,100	351,455
Daihen Corp.	16,042	104,324
Dai-ichi Life Holdings, Inc.	122,257	2,192,456
Daiichi Sankyo Co. Ltd.	63,300	1,425,430
Daiichikosho Co. Ltd.	3,822	153,285
Daikin Industries Ltd.	28,000	2,813,078
Daikyo, Inc.	46,420	92,148
Daikyonishikawa Corp.	8,077	105,851
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	19,192	129,808
Daio Paper Corp.	10,000	127,818
Daiseki Co. Ltd.	4,700	95,832
Daishi Bank Ltd. (The)	26,000	102,991
Daito Trust Construction Co. Ltd.	8,800	1,208,982
Daiwa House Industry Co. Ltd.	68,000	1,952,106
Daiwa Securities Group, Inc.	194,518	1,184,440
DCM Holdings Co. Ltd.	11,800	108,853
DeNA Co. Ltd.	9,759	198,020
Denka Co. Ltd.	48,000	249,205
Denki Kogyo Co. Ltd.	14,500	73,457
Denso Corp.	50,661	2,228,392
Dentsu, Inc.	23,800	1,291,224
Descente Ltd.	7,164	85,005
DIC Corp.	8,900	328,564
Digital Garage, Inc.	5,718	118,079
Dip Corp.	4,020	87,708
Disco Corp.	2,500	380,176
DMG Mori Co. Ltd.	17,900	279,120
Don Quijote Holdings Co. Ltd.	13,000	450,732
Doutor Nichires Holdings Co. Ltd.	5,300	103,734
Dowa Holdings Co. Ltd.	28,000	201,707
Duskin Co. Ltd.	5,723	124,813
Eagle Industry Co. Ltd.	5,758	78,149
East Japan Railway Co.	39,698	3,456,682
Ebara Corp.	11,800	385,278
EDION Corp.	10,327	94,894
Eisai Co. Ltd.	27,600	1,428,963
Eizo Corp.	3,000	86,230
Electric Power Development Co. Ltd.	17,100	400,121
euglena Co. Ltd.(x)*	9,207	101,308
Exedy Corp.	3,400	97,117
Ezaki Glico Co. Ltd.	6,500	315,279
F@N Communications, Inc.	9,152	68,313
FamilyMart UNY Holdings Co. Ltd.	10,101	602,449
Fancl Corp.	7,000	100,602
FANUC Corp.	21,133	4,331,762
Fast Retailing Co. Ltd.	3,600	1,129,184

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
FCC Co. Ltd.	4,261	$85,044
Financial Products Group Co. Ltd.	9,760	86,528
FP Corp.	1,900	88,404
Fuji Co. Ltd.	3,400	74,303
Fuji Electric Co. Ltd.	67,000	397,799
Fuji Kyuko Co. Ltd.	8,675	76,909
Fuji Machine Manufacturing Co. Ltd.	8,042	105,320
Fuji Media Holdings, Inc.	27,600	380,792
Fuji Oil Holdings, Inc.	7,100	166,260
Fuji Seal International, Inc.	4,611	99,733
Fuji Soft, Inc.	4,161	106,071
FUJIFILM Holdings Corp.	42,668	1,666,401
Fujikura Ltd.	31,520	226,781
Fujitec Co. Ltd.	8,689	95,374
Fujitsu General Ltd.	7,720	152,555
Fujitsu Ltd.	197,000	1,204,862
Fukuoka Financial Group, Inc.	82,000	355,017
Furukawa Electric Co. Ltd.	7,000	251,505
Futaba Industrial Co. Ltd.	9,500	68,180
Fuyo General Lease Co. Ltd.	2,579	115,595
Glory Ltd.	8,900	291,790
GMO internet, Inc.	8,424	99,578
GS Yuasa Corp.	61,000	284,371
GungHo Online Entertainment, Inc.	39,210	87,345
Gunma Bank Ltd. (The)	54,000	281,811
Gunze Ltd.	24,000	98,087
Gurunavi, Inc.	3,627	75,909
H2O Retailing Corp.	9,500	152,744
Hachijuni Bank Ltd. (The)	43,000	242,944
Hakuhodo DY Holdings, Inc.	35,770	424,112
Hamamatsu Photonics KK	17,760	511,280
Hankyu Hanshin Holdings, Inc.	26,044	846,845
Hanwa Co. Ltd.	21,333	151,571
Haseko Corp.	32,800	354,722
Hazama Ando Corp.	16,538	111,263
Heiwa Corp.	6,300	156,637
Heiwa Real Estate Co. Ltd.	8,258	116,753
Hikari Tsushin, Inc.	2,400	234,546
Hino Motors Ltd.	32,439	392,485
Hirose Electric Co. Ltd.	3,720	514,578
Hiroshima Bank Ltd. (The)	73,000	310,150
HIS Co. Ltd.	3,757	87,741
Hisaka Works Ltd.	5,400	44,333
Hisamitsu Pharmaceutical Co., Inc.	7,000	399,892
Hitachi Capital Corp.	4,800	116,066
Hitachi Chemical Co. Ltd.	10,500	290,488
Hitachi Construction Machinery Co. Ltd.	9,800	244,274
Hitachi High-Technologies Corp.	7,100	289,217
Hitachi Kokusai Electric, Inc.	3,483	79,809
Hitachi Ltd.	492,778	2,666,835
Hitachi Maxell Ltd.	5,700	103,985
Hitachi Metals Ltd.	26,990	378,679
Hitachi Transport System Ltd.	4,900	101,803
Hitachi Zosen Corp.	19,500	111,048
Hokkaido Electric Power Co., Inc.	25,319	191,490
Hokuetsu Kishu Paper Co. Ltd.	13,526	94,280
Hokuhoku Financial Group, Inc.	17,700	277,750
Hokuriku Electric Power Co.(x)	21,919	212,634
Hokuto Corp.	3,600	64,899
Honda Motor Co. Ltd.	187,228	5,635,507
Horiba Ltd.	5,500	294,934
Hoshizaki Corp.	5,000	393,425
House Foods Group, Inc.	8,400	183,196
Hoya Corp.	42,600	2,049,453
Hulic Co. Ltd.	44,679	420,182
Hyakugo Bank Ltd. (The)	27,000	107,680
Hyakujushi Bank Ltd. (The)	29,000	97,943
Ibiden Co. Ltd.	13,900	216,497
IBJ Leasing Co. Ltd.	4,403	93,969
Ichibanya Co. Ltd.	2,631	86,967
Ichigo, Inc.	343	1,004
Icom, Inc.	2,600	59,763
Idec Corp.	7,600	82,943
Idemitsu Kosan Co. Ltd.	11,200	389,329
IDOM, Inc.	8,751	55,495
IHI Corp.	183,000	576,960
Iida Group Holdings Co. Ltd.	20,786	318,894
Inaba Denki Sangyo Co. Ltd.	3,031	108,357
Inageya Co. Ltd.	6,500	90,555
Infomart Corp.	16,904	96,568
Inpex Corp.	120,599	1,185,625
Internet Initiative Japan, Inc.	3,198	57,709
Iseki & Co. Ltd.	41,000	83,967
Isetan Mitsukoshi Holdings Ltd.	45,600	500,523
Isuzu Motors Ltd.	65,500	866,332
Ito En Ltd.	9,000	328,618
ITOCHU Corp.	148,400	2,106,099
Itochu Enex Co. Ltd.	12,400	102,470
Itochu Techno-Solutions Corp.	5,600	164,484
Itoham Yonekyu Holdings, Inc.	15,000	139,854
Iwatani Corp.	26,988	157,085
Iyo Bank Ltd. (The)	24,000	161,466
Izumi Co. Ltd.	5,300	237,793
J Front Retailing Co. Ltd.	29,000	429,803
Jaccs Co. Ltd.	1,090	4,739
Jafco Co. Ltd.	3,600	120,938
Japan Airlines Co. Ltd.	37,014	1,172,293
Japan Airport Terminal Co. Ltd.	7,200	249,960
Japan Aviation Electronics Industry Ltd.	6,944	89,131
Japan Cash Machine Co. Ltd.	6,102	78,269
Japan Display, Inc.(x)*	45,302	105,798
Japan Exchange Group, Inc.	63,035	897,426
Japan Petroleum Exploration Co. Ltd.	5,700	130,507
Japan Post Bank Co. Ltd.	55,127	683,826
Japan Post Holdings Co. Ltd.	55,993	702,616
Japan Post Insurance Co. Ltd.	6,712	153,798
Japan Pulp & Paper Co. Ltd.	20,100	66,982
Japan Radio Co. Ltd.	4,680	58,137
Japan Steel Works Ltd. (The)	10,400	167,588
Japan Tobacco, Inc.	129,176	4,197,959
JFE Holdings, Inc.	64,200	1,100,563
JGC Corp.	24,000	417,138
JINS, Inc.	1,913	99,834
Joshin Denki Co. Ltd.	7,400	75,509
Joyful Honda Co. Ltd.	3,655	121,800
JSP Corp.	4,276	99,593
JSR Corp.	23,500	396,205
JTEKT Corp.	25,700	399,131
Juroku Bank Ltd. (The)	32,000	103,189
JVC Kenwood Corp.	19,300	50,274
JXTG Holdings, Inc.	340,550	1,672,314
kabu.com Securities Co. Ltd.	29,820	96,963
Kadokawa Dwango Corp.	6,440	92,322
Kaga Electronics Co. Ltd.	5,500	97,620
Kagome Co. Ltd.	8,701	226,103
Kajima Corp.	100,000	652,115
Kakaku.com, Inc.	17,876	243,260
Kaken Pharmaceutical Co. Ltd.	4,500	254,244
Kameda Seika Co. Ltd.	1,826	80,040
Kamigumi Co. Ltd.	26,000	224,665
Kanagawa Chuo Kotsu Co. Ltd.	14,700	93,880
Kanamoto Co. Ltd.	3,632	97,773
Kandenko Co. Ltd.	6,000	53,624
Kaneka Corp.	31,000	230,558

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Kansai Electric Power Co., Inc. (The)	87,066	$1,069,067
Kansai Paint Co. Ltd.	27,000	573,080
Kao Corp.	54,800	3,004,574
Kappa Create Co. Ltd.(x)	5,800	64,340
Katakura Industries Co. Ltd.	7,200	90,089
Kato Sangyo Co. Ltd.	643	16,495
Kawasaki Heavy Industries Ltd.	177,000	537,375
Kawasaki Kisen Kaisha Ltd.(x)	100,000	265,876
KDDI Corp.	203,104	5,330,727
Keihan Holdings Co. Ltd.	52,000	318,081
Keihin Corp.	5,700	93,490
Keikyu Corp.	59,000	647,606
Keio Corp.	61,000	483,266
Keisei Electric Railway Co. Ltd.	16,500	382,821
Keiyo Bank Ltd. (The)	24,000	103,692
Kenedix, Inc.	26,600	105,846
Kewpie Corp.	13,000	368,409
Key Coffee, Inc.	4,000	78,362
Keyence Corp.	9,280	3,716,001
Kikkoman Corp.	16,371	488,939
Kinden Corp.	15,000	209,378
Kinki Sharyo Co. Ltd. (The)	1,340	30,813
Kintetsu Department Store Co. Ltd.*	28,164	86,265
Kintetsu Group Holdings Co. Ltd.	207,000	745,594
Kintetsu World Express, Inc.	5,800	87,628
Kirin Holdings Co. Ltd.	102,000	1,924,468
Kiyo Bank Ltd. (The)	12,600	193,080
Koa Corp.	5,800	76,427
Kobayashi Pharmaceutical Co. Ltd.	7,000	338,902
Kobe Bussan Co. Ltd.	2,740	105,830
Kobe Steel Ltd.*	45,200	412,496
Koei Tecmo Holdings Co. Ltd.	5,786	109,816
Koito Manufacturing Co. Ltd.	13,000	676,098
Kokuyo Co. Ltd.	14,200	183,032
Komatsu Ltd.	99,200	2,585,366
Komeri Co. Ltd.	4,300	106,332
Komori Corp.	7,900	101,402
Konami Holdings Corp.	9,200	390,461
Konica Minolta, Inc.	54,000	483,104
Konoike Transport Co. Ltd.	7,461	92,349
Kose Corp.	4,100	370,852
K’s Holdings Corp.(x)	8,900	163,243
Kubota Corp.	102,000	1,530,962
Kumagai Gumi Co. Ltd.	32,711	85,208
Kura Corp.	899	37,549
Kurabo Industries Ltd.	39,100	86,046
Kuraray Co. Ltd.	36,000	545,837
Kureha Corp.	2,400	105,524
Kurita Water Industries Ltd.	16,300	394,286
Kuroda Electric Co. Ltd.	4,875	106,144
Kusuri no Aoki Holdings Co. Ltd.*	2,026	90,354
KYB Corp.	19,231	100,188
Kyocera Corp.	33,500	1,866,227
Kyoei Steel Ltd.	5,000	89,284
KYORIN Holdings, Inc.	9,000	190,057
Kyoritsu Maintenance Co. Ltd.	2,670	79,503
Kyowa Exeo Corp.	9,800	141,811
Kyowa Hakko Kirin Co. Ltd.	30,000	474,805
Kyudenko Corp.	3,588	97,814
Kyushu Electric Power Co., Inc.	42,390	451,581
Kyushu Financial Group, Inc.	34,349	210,111
Kyushu Railway Co.	15,328	471,557
Lawson, Inc.	7,700	522,186
Leopalace21 Corp.	22,700	117,242
Life Corp.	3,100	90,636
LINE Corp.(x)*	3,404	130,711
Lintec Corp.	4,900	104,444
Lion Corp.	27,000	485,530
LIXIL Group Corp.	33,200	842,450
M3, Inc.	20,869	517,929
Mabuchi Motor Co. Ltd.	6,900	388,601
Macnica Fuji Electronics Holdings, Inc.	7,250	102,827
Maeda Corp.	15,009	132,928
Maeda Kosen Co. Ltd.	7,188	89,939
Maeda Road Construction Co. Ltd.	10,000	176,682
Makino Milling Machine Co. Ltd.	12,377	107,283
Makita Corp.	27,730	971,409
Mandom Corp.	2,108	98,839
Mani, Inc.	394	9,276
Marubeni Corp.	197,000	1,213,002
Maruha Nichiro Corp.	5,013	151,745
Marui Group Co. Ltd.	27,500	373,731
Maruichi Steel Tube Ltd.	7,800	221,746
Maruwa Co. Ltd.	2,900	103,544
Maruzen Showa Unyu Co. Ltd.	22,000	87,344
Marvelous, Inc.(x)	7,616	59,653
Matsuda Sangyo Co. Ltd.	4,000	53,535
Matsui Securities Co. Ltd.	8,604	67,314
Matsumotokiyoshi Holdings Co. Ltd.	3,800	180,221
Matsuya Co. Ltd.	7,173	67,909
Max Co. Ltd.	6,000	79,763
Mazda Motor Corp.	66,800	961,829
Mebuki Financial Group, Inc.	87,750	350,748
Medipal Holdings Corp.	23,000	360,711
Megmilk Snow Brand Co. Ltd.	4,964	136,663
Meidensha Corp.	22,000	78,056
MEIJI Holdings Co. Ltd.	14,000	1,165,724
Meitec Corp.	2,601	105,601
Mie Bank Ltd. (The)	2,610	55,093
MINEBEA MITSUMI, Inc.	44,061	587,717
Miraca Holdings, Inc.	6,996	321,742
Mirait Holdings Corp.	9,786	96,076
MISUMI Group, Inc.	24,300	439,159
Mitsuba Corp.	3,235	63,578
Mitsubishi Chemical Holdings Corp.	149,500	1,156,735
Mitsubishi Corp.	154,032	3,328,159
Mitsubishi Electric Corp.	223,000	3,198,877
Mitsubishi Estate Co. Ltd.	152,957	2,789,030
Mitsubishi Gas Chemical Co., Inc.	19,000	394,575
Mitsubishi Heavy Industries Ltd.	344,000	1,379,955
Mitsubishi Logistics Corp.	18,000	248,019
Mitsubishi Materials Corp.	14,300	432,866
Mitsubishi Motors Corp.	75,000	450,687
Mitsubishi Pencil Co. Ltd.	1,986	99,541
Mitsubishi Research Institute, Inc.	3,100	89,801
Mitsubishi Shokuhin Co. Ltd.	3,000	92,967
Mitsubishi Tanabe Pharma Corp.	29,000	603,808
Mitsubishi UFJ Financial Group, Inc.	1,539,638	9,676,500
Mitsubishi UFJ Lease & Finance Co. Ltd.	61,180	304,993
Mitsui & Co. Ltd.	186,020	2,694,307
Mitsui Chemicals, Inc.	95,000	469,325
Mitsui Engineering & Shipbuilding Co. Ltd.	128,000	197,754
Mitsui Fudosan Co. Ltd.	107,823	2,299,217
Mitsui Home Co. Ltd.	13,400	74,866
Mitsui Mining & Smelting Co. Ltd.	59,000	200,853
Mitsui OSK Lines Ltd.	107,948	339,368
Mitsui Sugar Co. Ltd.	3,860	93,926
Miura Co. Ltd.	11,508	184,719
Mizuho Financial Group, Inc.	2,787,402	5,107,608
Mizuno Corp.	15,800	81,462
Mochida Pharmaceutical Co. Ltd.	2,000	148,388

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
MonotaRO Co. Ltd.(x)	8,044	$248,553
Morinaga & Co. Ltd.	4,247	188,450
Morinaga Milk Industry Co. Ltd.	22,000	163,226
MOS Food Services, Inc.	2,959	86,248
MS&AD Insurance Group Holdings, Inc.	59,904	1,904,789
Murata Manufacturing Co. Ltd.	21,822	3,103,848
Musashi Seimitsu Industry Co. Ltd.	3,100	79,247
Musashino Bank Ltd. (The)	3,300	97,817
Nabtesco Corp.	14,000	370,969
Nachi-Fujikoshi Corp.	21,834	111,788
Nagase & Co. Ltd.	18,000	250,768
Nagoya Railroad Co. Ltd.	84,000	378,011
Nankai Electric Railway Co. Ltd.	49,000	238,552
NEC Corp.	302,000	726,992
NEC Networks & System Integration Corp.	5,358	103,618
Nexon Co. Ltd.	24,571	390,426
NGK Insulators Ltd.	29,000	656,427
NGK Spark Plug Co. Ltd.	22,000	502,722
NH Foods Ltd.	19,000	510,114
NHK Spring Co. Ltd.	25,000	275,981
Nichias Corp.	10,974	110,302
Nichiha Corp.	3,952	116,079
Nichi-iko Pharmaceutical Co. Ltd.	6,713	104,376
Nichirei Corp.	13,000	321,584
Nidec Corp.	26,642	2,535,453
Nifco, Inc.	4,400	220,929
Nihon Kohden Corp.	11,800	263,812
Nihon M&A Center, Inc.	7,974	259,282
Nihon Parkerizing Co. Ltd.	12,170	150,417
Nihon Unisys Ltd.	7,700	105,129
Nikkon Holdings Co. Ltd.	9,000	191,997
Nikon Corp.	35,600	516,109
Nintendo Co. Ltd.	12,711	2,949,687
Nippon Carbon Co. Ltd.(x)	22,500	67,502
Nippon Chemi-Con Corp.	35,035	114,864
Nippon Densetsu Kogyo Co. Ltd.	4,990	89,957
Nippon Electric Glass Co. Ltd.	54,000	326,435
Nippon Express Co. Ltd.	82,000	421,306
Nippon Flour Mills Co. Ltd.	7,000	103,368
Nippon Gas Co. Ltd.	3,717	108,342
Nippon Kayaku Co. Ltd.	15,000	203,449
Nippon Light Metal Holdings Co. Ltd.	52,529	115,599
Nippon Paint Holdings Co. Ltd.	18,000	626,516
Nippon Paper Industries Co. Ltd.	9,600	172,633
Nippon Sharyo Ltd.*	14,000	37,223
Nippon Sheet Glass Co. Ltd.*	11,700	85,020
Nippon Shinyaku Co. Ltd.	6,000	305,578
Nippon Shokubai Co. Ltd.	4,000	272,343
Nippon Signal Company Ltd.	8,900	80,022
Nippon Soda Co. Ltd.	20,724	114,482
Nippon Steel & Sumitomo Metal Corp.	96,164	2,215,581
Nippon Suisan Kaisha Ltd.	32,900	164,012
Nippon Telegraph & Telephone Corp.	162,404	6,932,038
Nippon Television Holdings, Inc.	21,070	362,806
Nippon Thompson Co. Ltd.	11,000	59,777
Nippon Yusen KK	216,000	455,942
Nipro Corp.	13,900	196,021
Nishimatsu Construction Co. Ltd.	29,111	143,293
Nishi-Nippon Financial Holdings, Inc.	14,600	145,961
Nishi-Nippon Railroad Co. Ltd.	28,000	117,956
Nishio Rent All Co. Ltd.	3,304	92,891
Nissan Chemical Industries Ltd.	14,000	407,437
Nissan Motor Co. Ltd.	245,880	2,370,899
Nissan Shatai Co. Ltd.	10,000	90,003
Nisshin Seifun Group, Inc.	28,825	430,058
Nisshin Steel Co. Ltd.	10,857	142,771
Nisshinbo Holdings, Inc.	12,000	119,968
Nissin Electric Co. Ltd.	7,460	86,172
Nissin Foods Holdings Co. Ltd.	8,900	493,245
Nissin Kogyo Co. Ltd.	4,986	89,392
Nitori Holdings Co. Ltd.	9,250	1,169,025
Nitta Corp.	3,600	100,404
Nitto Boseki Co. Ltd.	20,312	101,077
Nitto Denko Corp.	16,400	1,267,159
Nitto Kogyo Corp.	5,056	69,757
NOF Corp.	21,020	223,171
Nohmi Bosai Ltd.	6,606	90,726
NOK Corp.	11,800	273,881
Nomura Co. Ltd.	6,470	113,965
Nomura Holdings, Inc.*	415,002	2,579,178
Nomura Real Estate Holdings, Inc.	15,900	253,360
Nomura Research Institute Ltd.	17,564	646,837
Noritake Co. Ltd.	1,990	50,961
Noritz Corp.	4,795	90,964
North Pacific Bank Ltd.	31,500	119,402
NS Solutions Corp.	4,600	99,413
NS United Kaiun Kaisha Ltd.	28,700	61,870
NSD Co. Ltd.	6,930	100,094
NSK Ltd.	49,000	700,692
NTN Corp.	53,000	263,738
NTT Data Corp.	12,826	608,293
NTT DOCOMO, Inc.	151,690	3,532,348
NTT Urban Development Corp.	15,400	133,624
Obara Group, Inc.	1,415	62,533
Obayashi Corp.	77,000	719,995
OBIC Business Consultants Co. Ltd.	1,350	67,664
Obic Co. Ltd.	8,190	389,895
Odakyu Electric Railway Co. Ltd.	37,000	719,860
Ogaki Kyoritsu Bank Ltd. (The)	28,000	83,248
Ohsho Food Service Corp.	2,130	78,729
Oiles Corp.	4,560	84,048
Oita Bank Ltd. (The)	21,000	82,053
Oji Holdings Corp.	100,000	467,978
Okamoto Industries, Inc.	332	3,552
Okamura Corp.	10,799	95,933
Okasan Securities Group, Inc.	19,000	115,881
Oki Electric Industry Co. Ltd.	10,824	155,754
Okinawa Electric Power Co., Inc. (The)	88	2,092
OKUMA Corp.(x)	22,400	234,603
Okumura Corp.	25,000	151,801
Olympus Corp.	31,800	1,222,528
Omron Corp.	23,800	1,044,310
Ono Pharmaceutical Co. Ltd.	51,468	1,065,373
Onward Holdings Co. Ltd.	15,000	102,802
Oracle Corp. Japan	3,300	188,521
Orient Corp.	62,637	113,088
Oriental Land Co. Ltd.	22,900	1,312,950
ORIX Corp.	145,386	2,151,473
Osaka Gas Co. Ltd.	209,000	794,099
Osaka Steel Co. Ltd.	5,300	95,831
OSG Corp.	9,700	198,391
Otsuka Corp.	5,800	314,668
Otsuka Holdings Co. Ltd.	46,669	2,105,198
Paltac Corp.	3,800	105,812
Panasonic Corp.	244,856	2,766,809
Paramount Bed Holdings Co. Ltd.	2,517	100,834
Parco Co. Ltd.	8,506	90,997
Paris Miki Holdings, Inc.	5,556	23,356
Park24 Co. Ltd.	10,900	285,301
Penta-Ocean Construction Co. Ltd.	29,322	141,698

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
PeptiDream, Inc.*	3,800	$179,197
Pigeon Corp.	12,261	391,519
Pilot Corp.	4,200	171,840
Piolax, Inc.	4,539	103,924
Plenus Co. Ltd.	4,700	104,107
Pola Orbis Holdings, Inc.	10,992	265,297
Rakuten, Inc.	113,553	1,137,264
Recruit Holdings Co. Ltd.	46,873	2,391,437
Relia, Inc.	6,150	60,489
Relo Group, Inc.	8,730	144,755
Renesas Electronics Corp.(x)*	8,900	93,293
Rengo Co. Ltd.	21,000	121,288
Resona Holdings, Inc.	237,800	1,277,110
Resorttrust, Inc.	10,200	179,574
Ricoh Co. Ltd.	71,000	584,173
Ricoh Leasing Co. Ltd.	2,500	80,167
Riken Corp.	1,600	70,565
Riken Vitamin Co. Ltd.	1,549	55,933
Rinnai Corp.	3,700	294,458
Riso Kagaku Corp.	3,360	58,882
Rohm Co. Ltd.	11,200	744,453
Rohto Pharmaceutical Co. Ltd.	15,000	281,056
Ryobi Ltd.	18,700	81,297
Ryohin Keikaku Co. Ltd.	2,500	547,696
Ryosan Co. Ltd.	3,300	99,299
Saibu Gas Co. Ltd.	39,000	89,679
Saizeriya Co. Ltd.	4,352	109,377
Sakai Chemical Industry Co. Ltd.	14,100	49,394
Sakata INX Corp.	7,815	107,612
Sakata Seed Corp.	2,341	73,281
San-A Co. Ltd.	1,826	82,993
San-Ai Oil Co. Ltd.	9,477	80,273
Sanden Holdings Corp.*	18,200	60,487
Sangetsu Corp.	11,200	187,220
San-In Godo Bank Ltd. (The)	14,000	112,171
Sankyo Co. Ltd.	7,700	257,289
Sankyu, Inc.	40,000	242,522
Sanoh Industrial Co. Ltd.	7,800	58,362
Sanrio Co. Ltd.	6,400	117,560
Santen Pharmaceutical Co. Ltd.	44,800	648,680
Sanwa Holdings Corp.	21,000	196,551
Sanyo Chemical Industries Ltd.	1,880	78,945
Sanyo Special Steel Co. Ltd.	9,707	51,530
Sapporo Holdings Ltd.	10,400	281,182
Sawai Pharmaceutical Co. Ltd.	4,400	237,923
SBI Holdings, Inc.	29,097	405,628
SCREEN Holdings Co. Ltd.	5,000	367,825
SCSK Corp.	6,300	250,121
Secom Co. Ltd.	22,100	1,581,918
Sega Sammy Holdings, Inc.	20,371	273,004
Seibu Holdings, Inc.	28,367	468,070
Seiko Epson Corp.	31,500	663,217
Seiko Holdings Corp.	20,878	85,140
Seino Holdings Co. Ltd.	16,000	179,646
Sekisui Chemical Co. Ltd.	51,000	857,101
Sekisui House Ltd.	72,000	1,184,155
Senko Group Holdings Co. Ltd.	13,947	89,823
Senshu Ikeda Holdings, Inc.	18,340	75,778
Seven & i Holdings Co. Ltd.	85,579	3,353,055
Seven Bank Ltd.	99,354	324,844
Shiga Bank Ltd. (The)	19,000	97,449
Shikoku Electric Power Co., Inc.(x)	20,885	229,429
Shima Seiki Manufacturing Ltd.	747	28,114
Shimachu Co. Ltd.	6,100	148,541
Shimadzu Corp.	28,000	444,912
Shimamura Co. Ltd.	2,500	330,324
Shimano, Inc.	8,197	1,196,454
Shimizu Corp.	80,000	717,147
Shimojima Co. Ltd.	5,300	55,318
Shinagawa Refractories Co. Ltd.	21,703	59,068
Shin-Etsu Chemical Co. Ltd.	39,114	3,388,264
Shin-Etsu Polymer Co. Ltd.	11,000	77,463
Shinko Electric Industries Co. Ltd.	8,500	57,033
Shinmaywa Industries Ltd.	10,523	100,476
Shinsei Bank Ltd.	228,000	419,833
Shionogi & Co. Ltd.	29,100	1,502,441
Ship Healthcare Holdings, Inc.	4,518	120,163
Shiseido Co. Ltd.	40,900	1,076,412
Shizuoka Bank Ltd. (The)	55,000	447,588
Shochiku Co. Ltd.	19,000	223,740
Showa Denko KK	17,499	312,005
Showa Shell Sekiyu KK	19,100	193,350
Siix Corp.	2,915	117,302
Sintokogio Ltd.	7,500	65,144
SKY Perfect JSAT Holdings, Inc.	18,341	77,430
Skylark Co. Ltd.(x)	7,890	115,590
SMC Corp.	6,700	1,981,173
SMK Corp.	16,209	57,655
SMS Co. Ltd.	1,905	48,305
SoftBank Group Corp.	91,751	6,479,353
Sohgo Security Services Co. Ltd.	8,100	302,304
Sojitz Corp.	154,100	386,184
Sompo Holdings, Inc.	42,500	1,557,150
Sony Corp.	145,293	4,914,879
Sony Financial Holdings, Inc.	24,977	401,364
Sotetsu Holdings, Inc.	50,000	232,193
Square Enix Holdings Co. Ltd.	10,400	294,260
St Marc Holdings Co. Ltd.	2,948	86,589
Stanley Electric Co. Ltd.	16,900	481,968
Star Micronics Co. Ltd.	6,600	101,196
Start Today Co. Ltd.	20,007	442,623
Subaru Corp.	65,000	2,383,859
Sugi Holdings Co. Ltd.	5,000	229,498
Sumco Corp.	21,300	354,713
Sumitomo Bakelite Co. Ltd.	19,000	114,345
Sumitomo Chemical Co. Ltd.	158,000	882,745
Sumitomo Corp.	131,600	1,770,152
Sumitomo Dainippon Pharma Co. Ltd.	15,798	260,817
Sumitomo Electric Industries Ltd.	80,986	1,342,856
Sumitomo Forestry Co. Ltd.	17,200	261,098
Sumitomo Heavy Industries Ltd.	66,000	460,038
Sumitomo Metal Mining Co. Ltd.	61,000	867,632
Sumitomo Mitsui Construction Co. Ltd.	79,018	85,881
Sumitomo Mitsui Financial Group, Inc.	164,379	5,972,452
Sumitomo Mitsui Trust Holdings, Inc.	43,607	1,511,929
Sumitomo Osaka Cement Co. Ltd.	44,000	182,988
Sumitomo Real Estate Sales Co. Ltd.	4,390	141,365
Sumitomo Realty & Development Co. Ltd.	47,880	1,241,190
Sumitomo Riko Co. Ltd.	5,200	52,593
Sumitomo Rubber Industries Ltd.	23,600	402,131
Sumitomo Warehouse Co. Ltd. (The)	17,000	93,452
Sundrug Co. Ltd.	9,200	308,650
Suntory Beverage & Food Ltd.	17,124	721,383
Suruga Bank Ltd.	20,000	421,090
Suzuken Co. Ltd.	11,220	367,852
Suzuki Motor Corp.	39,900	1,656,497
Sysmex Corp.	16,476	998,949
T Hasegawa Co. Ltd.	3,525	66,935
T RAD Co. Ltd.	17,200	50,984
T&D Holdings, Inc.	73,050	1,060,350

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Tadano Ltd.	11,167	$130,297
Taihei Dengyo Kaisha Ltd.	8,600	84,200
Taiheiyo Cement Corp.	158,000	527,944
Taikisha Ltd.	4,078	99,780
Taisei Corp.	127,000	925,150
Taisho Pharmaceutical Holdings Co. Ltd.	5,305	430,766
Taiyo Holdings Co. Ltd.	2,648	115,715
Taiyo Nippon Sanso Corp.	18,000	210,509
Taiyo Yuden Co. Ltd.	10,000	126,291
Takamatsu Construction Group Co. Ltd.	4,672	109,236
Takara Holdings, Inc.	18,000	194,179
Takara Leben Co. Ltd.	11,108	49,489
Takara Standard Co. Ltd.	5,000	79,583
Takasago Thermal Engineering Co. Ltd.	7,611	107,059
Takashimaya Co. Ltd.	33,000	288,709
Takata Corp.(x)*	9,100	39,235
Takeda Pharmaceutical Co. Ltd.	80,664	3,788,665
Takeuchi Manufacturing Co. Ltd.	4,365	82,258
Tamron Co. Ltd.	2,969	53,684
TDK Corp.	12,300	778,901
TechnoPro Holdings, Inc.	3,425	132,133
Teijin Ltd.	19,600	369,536
Temp Holdings Co. Ltd.	18,066	336,557
Terumo Corp.	31,300	1,086,630
THK Co. Ltd.	16,300	410,392
TIS, Inc.	9,100	231,485
TKC Corp.	3,466	99,002
Toagosei Co. Ltd.	17,000	193,928
Tobu Railway Co. Ltd.	126,000	638,319
TOC Co. Ltd.	5,823	47,963
Tocalo Co. Ltd.	3,700	96,081
Toda Corp.	32,000	192,581
Toei Co. Ltd.	11,636	99,397
Toho Bank Ltd. (The)	26,176	98,516
Toho Co. Ltd.	16,200	429,410
Toho Gas Co. Ltd.	50,000	353,454
Toho Holdings Co. Ltd.	9,200	192,545
Tohoku Electric Power Co., Inc.	52,700	713,838
Tokai Carbon Co. Ltd.	15,000	65,346
TOKAI Holdings Corp.	14,430	110,950
Tokai Rika Co. Ltd.	7,500	151,105
Tokai Tokyo Financial Holdings, Inc.	34,000	176,826
Token Corp.*	853	67,042
Tokio Marine Holdings, Inc.	83,200	3,509,451
Tokuyama Corp.*	37,000	178,802
Tokyo Broadcasting System Holdings, Inc.	17,000	303,566
Tokyo Century Corp.	4,800	163,406
Tokyo Dome Corp.	10,261	95,301
Tokyo Electric Power Co. Holdings, Inc.*	183,137	717,217
Tokyo Electron Ltd.	13,700	1,495,765
Tokyo Gas Co. Ltd.	218,861	995,913
Tokyo Ohka Kogyo Co. Ltd.	5,100	169,267
Tokyo Seimitsu Co. Ltd.	5,489	172,810
Tokyo Steel Manufacturing Co. Ltd.	14,700	123,457
Tokyo Tatemono Co. Ltd.	27,500	362,616
Tokyo TY Financial Group, Inc.	3,104	92,983
Tokyotokeiba Co. Ltd.	20,593	47,723
Tokyu Construction Co. Ltd.	9,825	77,220
Tokyu Corp.	112,000	792,742
Tokyu Fudosan Holdings Corp.	57,534	312,140
TOMONY Holdings, Inc.	18,725	99,234
Tomy Co. Ltd.	9,500	94,974
Topcon Corp.	10,341	185,029
Toppan Forms Co. Ltd.	7,000	68,535
Toppan Printing Co. Ltd.	63,000	642,280
Topre Corp.	4,434	115,380
Topy Industries Ltd.	4,521	120,121
Toray Industries, Inc.	162,000	1,436,217
Toridoll Holdings Corp.	4,286	93,127
Toshiba Corp.*	459,000	995,263
Toshiba Machine Co. Ltd.	24,537	99,620
Toshiba Plant Systems & Services Corp.	6,000	87,577
Toshiba TEC Corp.*	17,000	95,132
Tosho Co. Ltd.	2,185	92,734
Tosoh Corp.	63,000	553,436
Totetsu Kogyo Co. Ltd.	3,407	97,776
TOTO Ltd.	16,000	604,329
Toyo Engineering Corp.	14,502	36,343
Toyo Ink SC Holdings Co. Ltd.	12,000	57,774
Toyo Kohan Co. Ltd.	17,415	60,224
Toyo Seikan Group Holdings Ltd.	18,400	298,816
Toyo Suisan Kaisha Ltd.	12,000	446,780
Toyo Tire & Rubber Co. Ltd.	11,244	201,994
Toyobo Co. Ltd.	121,000	209,764
Toyoda Gosei Co. Ltd.	9,300	236,489
Toyota Boshoku Corp.	8,600	199,531
Toyota Industries Corp.	19,500	968,607
Toyota Motor Corp.	250,284	13,583,184
Toyota Tsusho Corp.	24,800	750,705
Transcosmos, Inc.	4,218	99,113
Trend Micro, Inc.	10,700	475,748
Trusco Nakayama Corp.	5,210	120,785
TS Tech Co. Ltd.	5,200	139,750
TSI Holdings Co. Ltd.	12,000	86,338
Tsubakimoto Chain Co.	12,965	108,071
Tsumura & Co.	9,200	288,404
Tsuruha Holdings, Inc.	4,800	444,085
Tsutsumi Jewelry Co. Ltd.	26	486
TV Asahi Holdings Corp.	6,480	122,464
Tv Tokyo Holdings Corp.	4,700	107,442
UACJ Corp.(x)	34,970	91,720
Ube Industries Ltd.	141,000	317,893
Ulvac, Inc.	4,000	186,473
Unicharm Corp.	47,200	1,130,926
Unipres Corp.	4,100	85,403
United Arrows Ltd.	2,708	81,972
United Super Markets Holdings, Inc.	9,129	83,475
Unitika Ltd.*	77,800	64,991
Ushio, Inc.	19,600	247,707
USS Co. Ltd.	31,000	516,806
Valor Holdings Co. Ltd.	5,831	137,591
Wacoal Holdings Corp.	20,000	246,834
Wacom Co. Ltd.	21,153	76,381
Wakita & Co. Ltd.	9,405	89,378
Welcia Holdings Co. Ltd.	6,180	172,916
West Japan Railway Co.	19,819	1,289,045
Xebio Holdings Co. Ltd.	5,148	79,812
Yahoo Japan Corp.	159,503	736,410
Yakult Honsha Co. Ltd.	12,369	686,611
Yamada Denki Co. Ltd.	66,870	333,359
Yamagata Bank Ltd. (The)	21,000	91,485
Yamaguchi Financial Group, Inc.	23,000	249,358
Yamaha Corp.	15,000	412,961
Yamaha Motor Co. Ltd.	28,700	691,141
Yamato Holdings Co. Ltd.	38,400	804,527
Yamato Kogyo Co. Ltd.	4,300	110,928
Yamazaki Baking Co. Ltd.	19,340	397,814
Yamazen Corp.	11,860	106,743
Yaoko Co. Ltd.	2,366	89,897
Yaskawa Electric Corp.	27,000	541,795

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Yodogawa Steel Works Ltd.	4,000	$108,506
Yokogawa Electric Corp.	23,500	369,819
Yokohama Rubber Co. Ltd. (The)	14,820	290,064
Yoshinoya Holdings Co. Ltd.	7,900	114,885
Zenkoku Hosho Co. Ltd.	5,062	172,325
Zensho Holdings Co. Ltd.	9,793	164,052
Zeon Corp.	22,000	251,163

		407,293,826

Jersey (0.1%)
Randgold Resources Ltd.	16,714	1,458,539

Jordan (0.0%)
Hikma Pharmaceuticals plc	24,975	619,878

Mexico (0.0%)
Fresnillo plc	30,470	594,016

Netherlands (4.9%)
ASML Holding NV	101,720	13,499,253
ING Groep NV	1,050,993	15,887,394
Koninklijke Ahold Delhaize NV*	347,198	7,430,040
Koninklijke Philips NV	251,910	8,097,064
Royal Dutch Shell plc, Class A	796,352	20,912,827
Royal Dutch Shell plc, Class B	673,468	18,432,550

		84,259,128

New Zealand (0.1%)
a2 Milk Co. Ltd.*	103,831	217,356
Fisher & Paykel Healthcare Corp. Ltd.	18,268	123,378
Fletcher Building Ltd.	24,907	143,668
SKY Network Television Ltd.	21,806	58,476
SKYCITY Entertainment Group Ltd.	31,185	90,298
Spark New Zealand Ltd.	32,879	79,880
Trade Me Group Ltd.	35,752	127,286

		840,342

South Africa (0.1%)
Mediclinic International plc(x)	70,365	627,701
Mondi plc	66,113	1,596,192

		2,223,893

Spain (4.3%)
Banco Bilbao Vizcaya Argentaria SA	1,779,388	13,800,286
Banco Santander SA	3,951,447	24,217,494
Iberdrola SA	1,580,172	11,302,803
Industria de Diseno Textil SA	301,161	10,615,043
Telefonica SA	1,208,403	13,516,468

		73,452,094

Switzerland (0.7%)
Coca-Cola HBC AG*	35,162	907,962
Glencore plc*	2,096,512	8,225,573
Wolseley plc	45,406	2,855,837

		11,989,372

United Kingdom (21.0%)
3i Group plc	173,473	1,628,996
Admiral Group plc	36,041	898,148
Anglo American plc*	234,918	3,589,339
Ashtead Group plc	90,612	1,876,614
Associated British Foods plc	62,736	2,048,366
AstraZeneca plc	226,909	13,965,957
Aviva plc	727,408	4,848,486
Babcock International Group plc	90,186	996,607
BAE Systems plc	568,708	4,578,033
Barclays plc	3,041,470	8,577,790
Barratt Developments plc	180,913	1,238,729
BP plc	3,431,397	19,670,977
British American Tobacco plc	335,164	22,256,129
British Land Co. plc (The) (REIT)	183,734	1,404,222
BT Group plc	1,504,648	5,998,622
Bunzl plc	60,405	1,755,809
Burberry Group plc	79,756	1,722,729
Centrica plc	986,936	2,683,275
Compass Group plc	296,260	5,590,033
ConvaTec Group plc*§	115,155	402,535
Croda International plc	23,432	1,046,317
CYBG plc (CDI)*	94,340	325,782
DCC plc	15,882	1,397,874
Diageo plc	452,885	12,957,027
Direct Line Insurance Group plc	247,106	1,075,547
easyJet plc	44,545	572,615
Experian plc	169,602	3,459,408
GKN plc	307,384	1,399,146
GlaxoSmithKline plc	882,928	18,357,729
Hammerson plc (REIT)	142,416	1,018,852
Hargreaves Lansdown plc	43,549	709,859
Henderson Group plc (CDI)	85,566	249,069
HSBC Holdings plc	3,605,627	29,404,342
Imperial Brands plc	173,231	8,392,980
Informa plc	148,211	1,210,722
InterContinental Hotels Group plc	35,464	1,736,436
International Consolidated Airlines Group SA	304,674	2,019,331
Intertek Group plc	28,939	1,426,377
Intu Properties plc (REIT)(x)	158,370	553,994
ITV plc	672,013	1,843,062
J Sainsbury plc	300,202	994,093
Johnson Matthey plc	34,841	1,344,490
Kingfisher plc	404,867	1,654,168
Land Securities Group plc (REIT)	141,625	1,879,110
Legal & General Group plc	1,067,344	3,307,082
Lloyds Banking Group plc	12,148,239	10,094,254
London Stock Exchange Group plc	56,757	2,254,925
Marks & Spencer Group plc	290,397	1,226,135
Merlin Entertainments plc§	127,023	763,270
Micro Focus International plc	39,933	1,139,730
National Grid plc	678,240	8,612,387
Next plc	25,459	1,377,975
Old Mutual plc	878,021	2,206,745
Pearson plc	147,726	1,263,211
Persimmon plc*	55,058	1,444,487
Provident Financial plc	26,581	998,101
Prudential plc	463,742	9,796,037
Reckitt Benckiser Group plc	113,059	10,320,737
RELX plc	194,505	3,811,395
Rentokil Initial plc	328,838	1,016,407
Rio Tinto Ltd.	60,749	2,806,084
Rio Tinto plc	217,419	8,742,815
Rolls-Royce Holdings plc*	297,372	2,809,233
Royal Bank of Scotland Group plc*	595,252	1,805,561
Royal Mail plc	163,070	868,319
RSA Insurance Group plc	182,499	1,341,050
Sage Group plc (The)	193,260	1,526,664
Schroders plc	20,345	772,355
Severn Trent plc	42,292	1,262,166
Sky plc	188,775	2,308,398
Smith & Nephew plc	159,256	2,426,307
Smiths Group plc	70,566	1,431,393
SSE plc	182,786	3,380,226
St James’s Place plc	93,252	1,240,792
Standard Chartered plc*	482,634	4,613,801
Standard Life plc	354,533	1,575,557
Taylor Wimpey plc	585,297	1,416,038
Tesco plc*	1,460,204	3,395,533
Unilever NV (CVA)	422,922	21,011,135
Unilever plc	216,930	10,707,230
United Utilities Group plc	122,741	1,527,826
Vodafone Group plc	4,776,841	12,454,585
Whitbread plc	32,848	1,628,925

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Wm Morrison Supermarkets plc(x)	387,494	$1,165,179
Worldpay Group plc§	337,057	1,247,470
WPP plc	230,008	5,048,861

		358,906,107

United States (0.7%)
Carnival plc	32,852	1,884,317
Iron Mountain, Inc. (CDI)	4,382	153,532
News Corp. (CDI), Class B	7,473	101,912
ResMed, Inc. (CDI)	85,990	610,319
Shire plc	161,863	9,452,422
Sims Metal Management Ltd.	22,843	215,708

		12,418,210

Total Common Stocks (98.1%) (Cost $1,570,835,577)		1,677,575,417

CLOSED END FUND:
United Kingdom (0.1%)
Scottish Mortgage Investment Trust plc (Cost $1,094,968)	241,872	1,109,435

	Number of Rights	Value (Note 1)
RIGHTS:
Germany (0.0%)
Deutsche Bank AG, expiring 4/6/17* (Cost $—)	380,022	908,113

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	16,991,991	16,997,089

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,000,066, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $1,020,001.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $1,900,139, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $1,938,000.(xx)	1,900,000	1,900,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $500,045, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $510,001.(xx)	500,000	500,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $3,300,358, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%- 6.500%, maturing 7/31/17-5/15/45; total market value $3,623,356.(xx)	3,300,000	3,300,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $1,000,079, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $1,020,002.(xx)	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $562,076, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $573,279.(xx)	562,038	562,038
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $1,100,076, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,122,678.(xx)	1,100,000	1,100,000
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $2,100,189, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $2,143,294.(xx)	2,100,000	2,100,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $12,000,980, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $12,241,000.(xx)	12,000,000	12,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $2,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $2,040,145.(xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $2,000,132, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $2,040,000.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $3,000,473, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $3,060,001.(xx)	$3,000,000	$3,000,000

Total Repurchase Agreements		30,462,038

Total Short-Term Investments (2.8%) (Cost $47,456,120)		47,459,127

Total Investments (101.0%) (Cost $1,619,386,665)		1,727,052,092
Other Assets Less Liabilities (-1.0%)		(17,199,491)

Net Assets (100%)		$1,709,852,601

*	Non-income producing.

†	Securities (totaling $110,023 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $2,413,275 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $29,498,382. This was secured by cash collateral of $30,462,038 which was subsequently invested in joint repurchase agreements with a total value of $30,462,038, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $791,626 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 4/15/17-5/15/46.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Closed End Fund	$1,109,435	0.1%
Consumer Discretionary	196,754,105	11.5
Consumer Staples	194,918,574	11.4
Energy	114,927,140	6.7
Financials	356,419,998	20.8
Health Care	156,450,937	9.1
Industrials	230,925,667	13.5
Information Technology	99,437,210	5.8
Investment Company	16,997,089	1.0
Materials	140,116,509	8.2
Real Estate	36,974,747	2.2
Repurchase Agreements	30,462,038	1.8
Telecommunication Services	89,858,998	5.3
Utilities	61,699,645	3.6
Cash and Other	(17,199,491)	(1.0)

		100.0%

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	164	June-17	$5,834,629	$5,993,965	$159,336
FTSE 100 Index	60	June-17	5,480,799	5,469,284	(11,515)
SPI 200 Index	17	June-17	1,873,318	1,898,846	25,528
TOPIX Index	35	June-17	4,846,382	4,755,008	(91,374)

					$81,975

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$1,109,435	$—	$1,109,435
Common Stocks
Consumer Discretionary	—	196,754,105	—	196,754,105
Consumer Staples	—	194,918,574	—	194,918,574
Energy	—	114,927,140	—	114,927,140
Financials	—	355,511,885	—	355,511,885
Health Care	—	156,450,937	—	156,450,937
Industrials	—	230,815,644	110,023	230,925,667
Information Technology	—	99,437,210	—	99,437,210
Materials	—	140,116,509	—	140,116,509
Real Estate	—	36,974,747	—	36,974,747
Telecommunication Services	—	89,858,998	—	89,858,998
Utilities	—	61,699,645	—	61,699,645
Futures	184,864	—	—	184,864
Rights
Financials	—	908,113	—	908,113
Short-Term Investments
Investment Companies	16,997,089	—	—	16,997,089
Repurchase Agreements	—	30,462,038	—	30,462,038

Total Assets	$17,181,953	$1,709,944,980	$110,023	$1,727,236,956

Liabilities:
Futures	$(102,889)	$—	$—	$(102,889)

Total Liabilities	$(102,889)	$—	$—	$(102,889)

Total	$17,079,064	$1,709,944,980	$110,023	$1,727,134,067

(a)	A security with a market value of $35,165 transferred from Level 3 to Level 2 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$341,637,198
Aggregate gross unrealized depreciation	(245,693,814)

Net unrealized appreciation	$95,943,384

Federal income tax cost of investments	$1,631,108,708

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Automobiles (1.9%)
General Motors Co.	113,085	$3,998,686

Hotels, Restaurants & Leisure (3.1%)
Carnival Corp.	114,190	6,726,933

Media (3.1%)
CBS Corp. (Non-Voting), Class B	20,368	1,412,724
Charter Communications, Inc., Class A*	3,395	1,111,251
Comcast Corp., Class A	42,535	1,598,891
Twenty-First Century Fox, Inc., Class B	79,625	2,530,483

		6,653,349

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	15,139	2,244,508

Total Consumer Discretionary		19,623,476

Consumer Staples (2.8%)
Food & Staples Retailing (1.9%)
CVS Health Corp.	22,933	1,800,240
Wal-Mart Stores, Inc.	30,608	2,206,225

		4,006,465

Food Products (0.3%)
Mondelez International, Inc., Class A	13,859	597,046

Personal Products (0.6%)
Unilever NV (N.Y. Shares)	26,700	1,326,456

Total Consumer Staples		5,929,967

Energy (15.3%)
Energy Equipment & Services (1.3%)
Halliburton Co.	46,074	2,267,301
Weatherford International plc*	63,235	420,513

		2,687,814

Oil, Gas & Consumable Fuels (14.0%)
BP plc (ADR)	104,800	3,617,696
Canadian Natural Resources Ltd.	56,054	1,835,238
Chevron Corp.	35,171	3,776,310
Devon Energy Corp.	79,149	3,302,096
Hess Corp.	53,299	2,569,545
Marathon Oil Corp.	162,491	2,567,358
Occidental Petroleum Corp.	28,870	1,829,203
QEP Resources, Inc.*	108,573	1,379,963
Royal Dutch Shell plc (ADR), Class A	79,753	4,205,376
Suncor Energy, Inc.	165,323	5,083,682

		30,166,467

Total Energy		32,854,281

Financials (34.6%)
Banks (21.7%)
Bank of America Corp.	403,609	9,521,136
Citigroup, Inc.	206,725	12,366,290
Citizens Financial Group, Inc.	69,337	2,395,593
Fifth Third Bancorp	152,053	3,862,146
JPMorgan Chase & Co.	95,820	8,416,829
KeyCorp	47,982	853,120
PNC Financial Services Group, Inc. (The)	35,678	4,289,923
US Bancorp	16,810	865,715
Wells Fargo & Co.	76,559	4,261,274

		46,832,026

Capital Markets (6.2%)
Bank of New York Mellon Corp. (The)	72,739	3,435,463
Goldman Sachs Group, Inc. (The)	10,684	2,454,328
Morgan Stanley	99,765	4,273,933
State Street Corp.	40,242	3,203,666

		13,367,390

Consumer Finance (1.4%)
Ally Financial, Inc.	145,722	2,962,528

Insurance (5.3%)
Aflac, Inc.	15,218	1,102,088
Allstate Corp. (The)	35,409	2,885,479
American International Group, Inc.	52,356	3,268,585
MetLife, Inc.	78,977	4,171,565

		11,427,717

Total Financials		74,589,661

Health Care (11.8%)
Biotechnology (2.3%)
AbbVie, Inc.	23,539	1,533,801
Biogen, Inc.*	7,160	1,957,687
Gilead Sciences, Inc.	22,427	1,523,242

		5,014,730

Health Care Equipment & Supplies (0.7%)
Medtronic plc	20,199	1,627,232

Health Care Providers & Services (2.3%)
Anthem, Inc.	15,734	2,602,089
Cardinal Health, Inc.	12,148	990,669
McKesson Corp.	8,831	1,309,284

		4,902,042

Pharmaceuticals (6.5%)
Merck & Co., Inc.	40,489	2,572,671
Mylan NV*	51,299	2,000,148
Novartis AG (ADR)	24,181	1,795,923
Pfizer, Inc.	121,657	4,161,886
Sanofi (ADR)	74,660	3,378,365

		13,908,993

Total Health Care		25,452,997

Industrials (9.4%)
Aerospace & Defense (2.1%)
Arconic, Inc.	59,715	1,572,893
Textron, Inc.	61,204	2,912,699

		4,485,592

Building Products (1.4%)
Johnson Controls International plc	72,159	3,039,337

Electrical Equipment (2.3%)
Eaton Corp. plc	46,962	3,482,232
Emerson Electric Co.	25,437	1,522,659

		5,004,891

Industrial Conglomerates (1.2%)
General Electric Co.	84,360	2,513,928

Machinery (2.4%)
Caterpillar, Inc.	42,902	3,979,589
Ingersoll-Rand plc	15,874	1,290,874

		5,270,463

Total Industrials		20,314,211

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (10.0%)
Communications Equipment (2.6%)
Cisco Systems, Inc.	163,523	$5,527,077

Internet Software & Services (1.9%)
eBay, Inc.*	98,733	3,314,467
Yahoo!, Inc.*	15,882	737,084

		4,051,551

IT Services (1.0%)
Cognizant Technology Solutions Corp., Class A*	1,827	108,743
PayPal Holdings, Inc.*	46,604	2,004,904

		2,113,647

Semiconductors & Semiconductor Equipment (1.2%)
Intel Corp.	71,511	2,579,402

Software (1.7%)
Microsoft Corp.	49,492	3,259,543
Symantec Corp.	17,471	536,010

		3,795,553

Technology Hardware, Storage & Peripherals (1.6%)
HP, Inc.	30,543	546,109
NetApp, Inc.	70,276	2,941,051

		3,487,160

Total Information Technology		21,554,390

Materials (1.8%)
Chemicals (0.7%)
CF Industries Holdings, Inc.	47,684	1,399,525

Containers & Packaging (0.8%)
International Paper Co.	34,959	1,775,218

Metals & Mining (0.3%)
Alcoa Corp.	21,635	744,244

Total Materials		3,918,987

Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
Vodafone Group plc	525,296	1,369,596

Total Telecommunication Services		1,369,596

Utilities (0.7%)
Electric Utilities (0.7%)
FirstEnergy Corp.	43,721	1,391,202

Total Utilities		1,391,202

Total Common Stocks (96.1%) (Cost $165,524,636)		206,998,768

SHORT-TERM INVESTMENT:
Investment Company (2.4%)
JPMorgan Prime Money Market Fund, IM Shares	5,124,462	5,125,999

Total Short-Term Investment (2.4%) (Cost $5,125,829)		5,125,999

Total Investments (98.5%) (Cost $170,650,465)		212,124,767
Other Assets Less Liabilities (1.5%)		3,196,649

Net Assets (100%)		$215,321,416

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 4/21/17	Barclays Bank plc	852	$1,035,874	$1,068,119	$(32,245)
British Pound vs. U.S. Dollar, expiring 4/21/17	CIBC World Markets, Inc.	852	1,036,177	1,068,119	(31,942)
British Pound vs. U.S. Dollar, expiring 4/21/17	Goldman Sachs International	852	1,036,050	1,068,146	(32,096)
British Pound vs. U.S. Dollar, expiring 4/21/17	Royal Bank of Canada	852	1,036,215	1,068,119	(31,904)
Canadian Dollar vs. U.S. Dollar, expiring 4/21/17	Barclays Bank plc	1,931	1,432,644	1,452,737	(20,093)
Canadian Dollar vs. U.S. Dollar, expiring 4/21/17	CIBC World Markets, Inc.	1,931	1,433,030	1,452,737	(19,707)
Canadian Dollar vs. U.S. Dollar, expiring 4/21/17	Goldman Sachs International	1,931	1,432,969	1,452,729	(19,760)
Canadian Dollar vs. U.S. Dollar, expiring 4/21/17	Royal Bank of Canada	1,931	1,432,668	1,452,737	(20,069)
European Union Euro vs. U.S. Dollar, expiring 4/21/17	Barclays Bank plc	1,740	1,853,878	1,857,893	(4,015)
European Union Euro vs. U.S. Dollar, expiring 4/21/17	CIBC World Markets, Inc.	1,740	1,852,495	1,857,893	(5,398)
European Union Euro vs. U.S. Dollar, expiring 4/21/17	Goldman Sachs International	1,740	1,853,202	1,857,913	(4,711)
European Union Euro vs. U.S. Dollar, expiring 4/21/17	Royal Bank of Canada	1,740	1,853,992	1,857,893	(3,901)
Swiss Franc vs. U.S. Dollar, expiring 4/21/17	Barclays Bank plc	392	389,760	391,865	(2,105)
Swiss Franc vs. U.S. Dollar, expiring 4/21/17	CIBC World Markets, Inc.	392	389,599	391,865	(2,266)
Swiss Franc vs. U.S. Dollar, expiring 4/21/17	Goldman Sachs International	392	389,663	391,871	(2,208)
Swiss Franc vs. U.S. Dollar, expiring 4/21/17	Royal Bank of Canada	392	389,866	391,865	(1,999)

					$(234,419)

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$19,623,476	$—	$—	$19,623,476
Consumer Staples	5,929,967	—	—	5,929,967
Energy	32,854,281	—	—	32,854,281
Financials	74,589,661	—	—	74,589,661
Health Care	25,452,997	—	—	25,452,997
Industrials	20,314,211	—	—	20,314,211
Information Technology	21,554,390	—	—	21,554,390
Materials	3,918,987	—	—	3,918,987
Telecommunication Services	—	1,369,596	—	1,369,596
Utilities	1,391,202	—	—	1,391,202
Short-Term Investments
Investment Companies	5,125,999	—	—	5,125,999

Total Assets	$210,755,171	$1,369,596	$—	$212,124,767

Liabilities:
Forward Currency Contracts	$—	$(234,419)	$—	$(234,419)

Total Liabilities	$—	$(234,419)	$—	$(234,419)

Total	$210,755,171	$1,135,177	$—	$211,890,348

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,304,841
Aggregate gross unrealized depreciation	(9,893,144)

Net unrealized appreciation	$40,411,697

Federal income tax cost of investments	$171,713,070

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.7%)
Auto Components (3.2%)
BorgWarner, Inc.	90,200	$3,769,458
Delphi Automotive plc	78,900	6,350,661
Goodyear Tire & Rubber Co. (The)	80,900	2,912,400
Magna International, Inc.	83,300	3,595,228
Tenneco, Inc.	37,500	2,340,750

		18,968,497

Automobiles (3.8%)
Ford Motor Co.	277,800	3,233,592
General Motors Co.	560,130	19,806,197

		23,039,789

Hotels, Restaurants & Leisure (4.3%)
Arcos Dorados Holdings, Inc., Class A*	305,300	2,457,665
Bloomin’ Brands, Inc.	161,100	3,178,503
Carnival Corp.	129,500	7,628,845
Royal Caribbean Cruises Ltd.	126,718	12,432,303

		25,697,316

Household Durables (4.1%)
CalAtlantic Group, Inc.	80,900	3,029,705
DR Horton, Inc.	306,800	10,219,508
Toll Brothers, Inc.*	213,200	7,698,652
Whirlpool Corp.	20,700	3,546,531

		24,494,396

Leisure Products (1.5%)
Brunswick Corp.	144,400	8,837,280

Media (1.4%)
DISH Network Corp., Class A*	94,200	5,980,758
Twenty-First Century Fox, Inc., Class A	73,600	2,383,904

		8,364,662

Multiline Retail (0.6%)
Macy’s, Inc.	119,600	3,544,944

Specialty Retail (0.8%)
Best Buy Co., Inc.	73,400	3,607,610
Murphy USA, Inc.*	18,800	1,380,296

		4,987,906

Total Consumer Discretionary		117,934,790

Consumer Staples (4.0%)
Beverages (1.9%)
Molson Coors Brewing Co., Class B	68,900	6,594,419
PepsiCo, Inc.	40,900	4,575,074

		11,169,493

Food & Staples Retailing (2.1%)
CVS Health Corp.	25,400	1,993,900
Walgreens Boots Alliance, Inc.	127,200	10,563,960

		12,557,860

Total Consumer Staples		23,727,353

Energy (9.7%)
Oil, Gas & Consumable Fuels (9.7%)
Cabot Oil & Gas Corp.	147,700	3,531,507
Diamondback Energy, Inc.*	88,000	9,126,920
EOG Resources, Inc.	83,100	8,106,405
EQT Corp.	59,600	3,641,560
Marathon Petroleum Corp.	60,800	3,072,832
Occidental Petroleum Corp.	134,300	8,509,248
Pioneer Natural Resources Co.	49,900	9,292,877
Suncor Energy, Inc.	177,400	5,455,050
Tesoro Corp.	26,300	2,131,878
Valero Energy Corp.	79,700	5,283,313

Total Energy		58,151,590

Financials (30.2%)
Banks (16.6%)
Bank of America Corp.	862,200	20,339,298
Barclays plc (ADR)	106,600	1,198,184
BB&T Corp.	132,300	5,913,810
Citigroup, Inc.	439,755	26,306,144
Huntington Bancshares, Inc.	192,400	2,576,236
IBERIABANK Corp.	28,300	2,238,530
ING Groep NV (ADR)	198,200	2,990,838
KeyCorp	620,400	11,030,712
Wells Fargo & Co.	479,623	26,695,816

		99,289,568

Capital Markets (7.4%)
Ameriprise Financial, Inc.	23,800	3,086,384
Bank of New York Mellon Corp. (The)	198,200	9,360,986
Charles Schwab Corp. (The)	228,100	9,308,761
Goldman Sachs Group, Inc. (The)	33,400	7,672,648
Morgan Stanley	132,700	5,684,868
State Street Corp.	114,400	9,107,384

		44,221,031

Consumer Finance (1.8%)
Ally Financial, Inc.	109,500	2,226,135
Capital One Financial Corp.	35,100	3,041,766
LendingClub Corp.*	55,300	303,597
Synchrony Financial	156,800	5,378,240

		10,949,738

Diversified Financial Services (1.0%)
Berkshire Hathaway, Inc., Class B*	34,900	5,817,132

Insurance (3.4%)
Arthur J Gallagher & Co.	44,600	2,521,684
Hartford Financial Services Group, Inc. (The)	49,400	2,374,658
Lincoln National Corp.	59,600	3,900,820
MetLife, Inc.	226,558	11,966,794

		20,763,956

Total Financials		181,041,425

Health Care (12.3%)
Biotechnology (2.7%)
Alexion Pharmaceuticals, Inc.*	9,400	1,139,656
Celgene Corp.*	29,400	3,658,242
Gilead Sciences, Inc.	150,200	10,201,584
Vertex Pharmaceuticals, Inc.*	9,300	1,016,955

		16,016,437

Health Care Equipment & Supplies (0.7%)
Zimmer Biomet Holdings, Inc.	34,300	4,188,373

Health Care Providers & Services (3.7%)
Aetna, Inc.	95,100	12,130,005
Humana, Inc.	28,700	5,916,218
UnitedHealth Group, Inc.	27,100	4,444,671

		22,490,894

Pharmaceuticals (5.2%)
Allergan plc	40,200	9,604,584
Pfizer, Inc.	627,500	21,466,775

		31,071,359

Total Health Care		73,767,063

Industrials (10.2%)
Aerospace & Defense (1.3%)
Embraer SA (ADR)*	141,100	3,115,488

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Textron, Inc.	102,900	$4,897,011

		8,012,499

Airlines (4.5%)
Delta Air Lines, Inc.	159,100	7,312,236
JetBlue Airways Corp.*	150,600	3,103,866
Southwest Airlines Co.	130,200	6,999,552
Spirit Airlines, Inc.*	111,100	5,896,077
United Continental Holdings, Inc.*	54,500	3,849,880

		27,161,611

Building Products (0.8%)
Johnson Controls International plc	71,900	3,028,428
USG Corp.*	56,100	1,783,980

		4,812,408

Industrial Conglomerates (1.4%)
General Electric Co.	132,600	3,951,480
Honeywell International, Inc.	33,700	4,208,119

		8,159,599

Machinery (0.3%)
Ingersoll-Rand plc	22,800	1,854,096

Road & Rail (1.9%)
Canadian Pacific Railway Ltd.	29,900	4,392,908
Kansas City Southern	32,500	2,787,200
Union Pacific Corp.	36,500	3,866,080

		11,046,188

Total Industrials		61,046,401

Information Technology (5.4%)
Electronic Equipment, Instruments & Components (0.8%)
TE Connectivity Ltd.	63,400	4,726,470

IT Services (0.8%)
International Business Machines Corp.	27,900	4,858,506

Semiconductors & Semiconductor Equipment (2.7%)
Broadcom Ltd.	55,935	12,247,527
NXP Semiconductors NV*	41,200	4,264,200

		16,511,727

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	23,600	3,390,376
Western Digital Corp.	37,300	3,078,369

		6,468,745

Total Information Technology		32,565,448

Materials (5.3%)
Chemicals (3.2%)
Dow Chemical Co. (The)	50,900	3,234,186
Eastman Chemical Co.	82,700	6,682,160
EI du Pont de Nemours & Co.	80,000	6,426,400
Westlake Chemical Corp.	42,500	2,807,125

		19,149,871

Containers & Packaging (0.6%)
Crown Holdings, Inc.*	73,800	3,907,710

Metals & Mining (1.5%)
Alcoa Corp.	42,200	1,451,680
Freeport-McMoRan, Inc.*	192,000	2,565,120
Reliance Steel & Aluminum Co.	38,700	3,096,774
United States Steel Corp.	48,300	1,633,023

		8,746,597

Total Materials		31,804,178

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	142,600	5,925,030
Verizon Communications, Inc.	89,900	4,382,625

		10,307,655

Wireless Telecommunication Services (0.7%)
T-Mobile US, Inc.*	61,400	3,965,826

Total Telecommunication Services		14,273,481

Total Common Stocks (99.2%) (Cost $520,626,065)		594,311,729

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (0.9%)
FFCB
0.00%, 4/3/17(o)(p)	$5,291,000	5,291,000

Total Short-Term Investment (0.9%) (Cost $5,290,853)		5,291,000

Total Investments (100.1%) (Cost $525,916,918)		599,602,729
Other Assets Less Liabilities (-0.1%)		(413,904)

Net Assets (100%)		$599,188,825

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2017.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

FFCB — Federal Farm Credit Banks

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$117,934,790	$—	$—	$117,934,790
Consumer Staples	23,727,353	—	—	23,727,353
Energy	58,151,590	—	—	58,151,590
Financials	181,041,425	—	—	181,041,425
Health Care	73,767,063	—	—	73,767,063
Industrials	61,046,401	—	—	61,046,401
Information Technology	32,565,448	—	—	32,565,448
Materials	31,804,178	—	—	31,804,178
Telecommunication Services	14,273,481	—	—	14,273,481
Short-Term Investments
U.S. Government Agency Securities	—	5,291,000	—	5,291,000

Total Assets	$594,311,729	$5,291,000	$—	$599,602,729

Total Liabilities	$—	$—	$—	$—

Total	$594,311,729	$5,291,000	$—	$599,602,729

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,410,786
Aggregate gross unrealized depreciation	(5,543,634)

Net unrealized appreciation	$72,867,152

Federal income tax cost of investments	$526,735,577

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.7%)
Auto Components (0.3%)
Adient plc	2,064	$149,991
BorgWarner, Inc.	2,808	117,346
Delphi Automotive plc	29,600	2,382,504
Gentex Corp.	19,772	421,737
Lear Corp.	6,600	934,428
Visteon Corp.*	3,700	362,415

		4,368,421

Automobiles (0.4%)
Harley-Davidson, Inc.	19,600	1,185,800
Tesla, Inc.(x)*	12,753	3,549,160
Thor Industries, Inc.	5,200	499,876

		5,234,836

Distributors (0.2%)
Genuine Parts Co.	14,900	1,376,909
LKQ Corp.*	33,054	967,491
Pool Corp.	4,400	525,052

		2,869,452

Diversified Consumer Services (0.1%)
Service Corp. International	20,300	626,864
ServiceMaster Global Holdings, Inc.*	14,615	610,176

		1,237,040

Hotels, Restaurants & Leisure (3.1%)
Aramark	11,263	415,267
Brinker International, Inc.(x)	5,306	233,252
Chipotle Mexican Grill, Inc.*	3,073	1,369,083
Choice Hotels International, Inc.	2,423	151,680
Darden Restaurants, Inc.	12,600	1,054,242
Domino’s Pizza, Inc.	5,400	995,220
Dunkin’ Brands Group, Inc.(x)	9,880	540,238
Extended Stay America, Inc.	1,100	17,534
Hilton Grand Vacations, Inc.*	4,940	141,580
Hilton Worldwide Holdings, Inc.	16,603	970,611
Hyatt Hotels Corp., Class A*	200	10,796
Las Vegas Sands Corp.	39,388	2,247,873
Marriott International, Inc., Class A	26,376	2,484,092
McDonald’s Corp.	90,413	11,718,429
MGM Resorts International	4,600	126,040
Norwegian Cruise Line Holdings Ltd.*	1,600	81,168
Panera Bread Co., Class A(x)*	2,458	643,676
Six Flags Entertainment Corp.	7,690	457,478
Starbucks Corp.	155,036	9,052,552
Vail Resorts, Inc.	4,200	805,980
Wendy’s Co. (The)	12,900	175,569
Wyndham Worldwide Corp.	11,900	1,003,051
Wynn Resorts Ltd.	7,900	905,419
Yum Brands, Inc.	37,764	2,413,120
Yum China Holdings, Inc.*	37,764	1,027,181

		39,041,131

Household Durables (0.6%)
CalAtlantic Group, Inc.	900	33,705
DR Horton, Inc.	20,000	666,200
Leggett & Platt, Inc.	14,300	719,576
Lennar Corp., Class A	10,200	522,138
Lennar Corp., Class B	500	20,900
Mohawk Industries, Inc.*	5,300	1,216,297
Newell Brands, Inc.	50,964	2,403,972
NVR, Inc.*	400	842,752
PulteGroup, Inc.	11,000	259,050
Tempur Sealy International, Inc.(x)*	5,700	264,822
Toll Brothers, Inc.*	7,800	281,658
Tupperware Brands Corp.	5,400	338,688
Whirlpool Corp.	800	137,064

		7,706,822

Internet & Direct Marketing Retail (4.5%)
Amazon.com, Inc.*	42,336	37,532,557
Expedia, Inc.	12,935	1,632,009
Groupon, Inc.*	39,690	155,982
Liberty Expedia Holdings, Inc., Class A*	1,052	47,845
Liberty Interactive Corp. QVC Group, Class A*	27,100	542,542
Liberty Ventures*	1,578	70,189
Netflix, Inc.*	44,358	6,556,556
Priceline Group, Inc. (The)*	5,469	9,734,656
TripAdvisor, Inc.*	12,329	532,120

		56,804,456

Leisure Products (0.3%)
Brunswick Corp.	7,900	483,480
Hasbro, Inc.	12,149	1,212,713
Mattel, Inc.	37,000	947,570
Polaris Industries, Inc.(x)	6,500	544,700
Vista Outdoor, Inc.*	1,100	22,649

		3,211,112

Media (5.6%)
AMC Networks, Inc., Class A*	6,375	374,085
Cable One, Inc.	600	374,682
CBS Corp. (Non-Voting), Class B	41,300	2,864,568
Charter Communications, Inc., Class A*	21,766	7,124,447
Cinemark Holdings, Inc.	11,400	505,476
Clear Channel Outdoor Holdings, Inc., Class A	1,900	11,495
Comcast Corp., Class A	484,800	18,223,631
Discovery Communications, Inc., Class A(x)*	15,000	436,350
Discovery Communications, Inc., Class C*	22,300	631,313
DISH Network Corp., Class A*	18,300	1,161,867
Interpublic Group of Cos., Inc. (The)	43,500	1,068,795
Lions Gate Entertainment Corp., Class A(x)*	3,200	84,992
Lions Gate Entertainment Corp., Class B*	9,441	230,172
Live Nation Entertainment, Inc.*	8,100	245,997
Madison Square Garden Co. (The), Class A*	266	53,123
Omnicom Group, Inc.	25,634	2,209,907
Regal Entertainment Group, Class A	2,386	53,876
Scripps Networks Interactive, Inc., Class A	8,932	700,001
Sirius XM Holdings, Inc.(x)	193,000	993,950
Time Warner, Inc.	56,200	5,491,302
Tribune Media Co., Class A	600	22,362
Twenty-First Century Fox, Inc., Class A	91,318	2,957,790
Twenty-First Century Fox, Inc., Class B	41,000	1,302,980
Viacom, Inc., Class A	900	43,875
Viacom, Inc., Class B	32,900	1,533,798
Walt Disney Co. (The)	176,500	20,013,334

		68,714,168

Multiline Retail (0.4%)
Dollar General Corp.	30,900	2,154,657
Dollar Tree, Inc.*	24,546	1,925,879
Nordstrom, Inc.(x)	13,343	621,384

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Target Corp.	6,901	$380,866

		5,082,786

Specialty Retail (4.1%)
Advance Auto Parts, Inc.	7,692	1,140,416
AutoNation, Inc.*	2,715	114,817
AutoZone, Inc.*	3,214	2,323,883
Bed Bath & Beyond, Inc.	1,659	65,464
Burlington Stores, Inc.*	4,400	428,076
Cabela’s, Inc.*	600	31,866
CarMax, Inc.(x)*	20,896	1,237,461
Dick’s Sporting Goods, Inc.	7,337	357,018
Foot Locker, Inc.	13,100	980,011
Gap, Inc. (The)	1,500	36,435
Home Depot, Inc. (The)	135,382	19,878,139
L Brands, Inc.	4,688	220,805
Lowe’s Cos., Inc.	97,184	7,989,497
Michaels Cos., Inc. (The)*	7,688	172,134
Murphy USA, Inc.*	2,400	176,208
O’Reilly Automotive, Inc.*	10,311	2,782,320
Ross Stores, Inc.	42,724	2,814,230
Sally Beauty Holdings, Inc.*	15,800	322,952
Signet Jewelers Ltd.	6,900	477,963
TJX Cos., Inc. (The)	71,846	5,681,582
Tractor Supply Co.	14,500	1,000,065
Ulta Beauty, Inc.*	6,400	1,825,472
Urban Outfitters, Inc.*	7,514	178,533
Williams-Sonoma, Inc.(x)	9,579	513,626

		50,748,973

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.	5,400	484,920
Coach, Inc.	5,706	235,829
Hanesbrands, Inc.(x)	40,868	848,420
Kate Spade & Co.*	13,800	320,574
Lululemon Athletica, Inc.(x)*	10,500	544,635
Michael Kors Holdings Ltd.*	17,500	666,925
NIKE, Inc., Class B	143,932	8,021,331
Ralph Lauren Corp.	391	31,913
Skechers U.S.A., Inc., Class A*	14,100	387,045
Under Armour, Inc., Class A(x)*	19,800	391,644
Under Armour, Inc., Class C*	20,037	366,677
VF Corp.	36,900	2,028,393

		14,328,306

Total Consumer Discretionary		259,347,503

Consumer Staples (9.0%)
Beverages (2.9%)
Brown-Forman Corp., Class A	5,500	258,885
Brown-Forman Corp., Class B	18,972	876,127
Coca-Cola Co. (The)	316,862	13,447,623
Constellation Brands, Inc., Class A	18,000	2,917,260
Dr Pepper Snapple Group, Inc.	20,100	1,968,192
Monster Beverage Corp.*	45,358	2,094,179
PepsiCo, Inc.	136,616	15,281,865

		36,844,131

Food & Staples Retailing (2.1%)
Casey’s General Stores, Inc.	4,200	471,450
Costco Wholesale Corp.	47,366	7,942,805
CVS Health Corp.	109,900	8,627,150
Kroger Co. (The)	103,200	3,043,368
Rite Aid Corp.*	111,500	473,875
Sprouts Farmers Market, Inc.*	14,255	329,576
Sysco Corp.	56,936	2,956,117
US Foods Holding Corp.*	4,800	134,304
Walgreens Boots Alliance, Inc.	19,200	1,594,560
Whole Foods Market, Inc.	5,770	171,484

		25,744,689

Food Products (1.4%)
Blue Buffalo Pet Products, Inc.(x)*	6,425	147,775
Campbell Soup Co.	20,195	1,155,962
Conagra Brands, Inc.	37,400	1,508,716
Flowers Foods, Inc.	17,100	331,911
General Mills, Inc.	64,540	3,808,506
Hain Celestial Group, Inc. (The)*	8,200	305,040
Hershey Co. (The)	15,169	1,657,213
Hormel Foods Corp.	25,600	886,528
Ingredion, Inc.	5,500	662,365
Kellogg Co.	24,828	1,802,761
Kraft Heinz Co. (The)	8,333	756,720
Lamb Weston Holdings, Inc.	12,433	522,932
McCormick & Co., Inc. (Non-Voting)	12,588	1,227,959
Mead Johnson Nutrition Co.	7,278	648,324
Pilgrim’s Pride Corp.	900	20,255
Post Holdings, Inc.*	4,000	350,080
TreeHouse Foods, Inc.*	1,900	160,854
Tyson Foods, Inc., Class A	14,800	913,308
WhiteWave Foods Co. (The)*	18,761	1,053,430

		17,920,639

Household Products (0.7%)
Church & Dwight Co., Inc.	27,736	1,383,194
Clorox Co. (The)	11,974	1,614,454
Colgate-Palmolive Co.	16,868	1,234,569
Energizer Holdings, Inc.	2,000	111,500
Kimberly-Clark Corp.	33,225	4,373,407
Spectrum Brands Holdings, Inc.(x)	2,700	375,327

		9,092,451

Personal Products (0.2%)
Coty, Inc., Class A	2,642	47,899
Estee Lauder Cos., Inc. (The), Class A	23,474	1,990,361
Herbalife Ltd.(x)*	7,992	464,655
Nu Skin Enterprises, Inc., Class A	1,700	94,418

		2,597,333

Tobacco (1.7%)
Altria Group, Inc.	212,678	15,189,462
Philip Morris International, Inc.	18,002	2,032,426
Reynolds American, Inc.	55,278	3,483,620

		20,705,508

Total Consumer Staples		112,904,751

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Apache Corp.	28,400	1,459,476
Cabot Oil & Gas Corp.	35,200	841,632
Chesapeake Energy Corp.(x)*	5,500	32,670
Cimarex Energy Co.	1,600	191,184
Continental Resources, Inc.*	4,090	185,768
Devon Energy Corp.	5,000	208,600
Diamondback Energy, Inc.*	2,400	248,916
EOG Resources, Inc.	6,700	653,585
Extraction Oil & Gas, Inc.(x)*	556	10,314
Newfield Exploration Co.*	5,400	199,314
ONEOK, Inc.	22,600	1,252,944
Parsley Energy, Inc., Class A*	1,700	55,267
Southwestern Energy Co.*	53,100	433,827
Williams Cos., Inc. (The)	13,395	396,358

Total Energy		6,169,855

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (2.8%)
Banks (0.3%)
Citizens Financial Group, Inc.	23,600	$815,380
First Hawaiian, Inc.	195	5,834
First Republic Bank	12,700	1,191,387
Signature Bank*	3,400	504,526
SVB Financial Group*	4,200	781,578
Western Alliance Bancorp*	5,700	279,813

		3,578,518

Capital Markets (1.6%)
Affiliated Managers Group, Inc.	5,086	833,799
Ameriprise Financial, Inc.	5,200	674,336
Artisan Partners Asset Management, Inc., Class A	4,000	110,400
CBOE Holdings, Inc.	8,730	707,741
Charles Schwab Corp. (The)	100,600	4,105,487
Donnelley Financial Solutions, Inc.*	1,837	35,436
Eaton Vance Corp.	11,860	533,226
FactSet Research Systems, Inc.	4,369	720,492
Federated Investors, Inc., Class B(x)	10,030	264,190
Interactive Brokers Group, Inc., Class A	700	24,304
Intercontinental Exchange, Inc.	30,575	1,830,525
Invesco Ltd.	7,400	226,662
Lazard Ltd., Class A	1,824	83,886
LPL Financial Holdings, Inc.	1,310	52,177
MarketAxess Holdings, Inc.	4,000	749,960
Moody’s Corp.	16,402	1,837,680
Morningstar, Inc.	1,935	152,091
MSCI, Inc.	9,891	961,306
S&P Global, Inc.	28,682	3,749,885
SEI Investments Co.	13,775	694,811
T Rowe Price Group, Inc.	20,136	1,372,268
TD Ameritrade Holding Corp.	24,000	932,640

		20,653,302

Consumer Finance (0.1%)
Credit Acceptance Corp.(x)*	900	179,469
Discover Financial Services	14,700	1,005,333

		1,184,802

Insurance (0.8%)
AmTrust Financial Services, Inc.(x)	600	11,076
Aon plc	28,600	3,394,534
Arthur J Gallagher & Co.	13,000	735,020
Brown & Brown, Inc.	700	29,204
Erie Indemnity Co., Class A	1,943	238,406
Lincoln National Corp.	5,900	386,155
Marsh & McLennan Cos., Inc.	56,600	4,182,174
Progressive Corp. (The)	6,000	235,080
XL Group Ltd.	9,400	374,684

		9,586,333

Total Financials		35,002,955

Health Care (15.8%)
Biotechnology (5.7%)
AbbVie, Inc.	175,965	11,465,879
ACADIA Pharmaceuticals, Inc.(x)*	10,300	354,114
Agios Pharmaceuticals, Inc.(x)*	3,300	192,720
Alexion Pharmaceuticals, Inc.*	23,590	2,860,052
Alkermes plc*	16,300	953,550
Alnylam Pharmaceuticals, Inc.(x)*	7,000	358,750
Amgen, Inc.	81,700	13,404,519
AquaBounty Technologies, Inc.*	88	975
Biogen, Inc.*	23,809	6,509,857
BioMarin Pharmaceutical, Inc.*	18,549	1,628,231
Bioverativ, Inc.*	11,854	645,569
Celgene Corp.*	83,494	10,389,158
Gilead Sciences, Inc.	144,080	9,785,914
Incyte Corp.*	17,700	2,365,959
Intercept Pharmaceuticals, Inc.(x)*	1,800	203,580
Intrexon Corp.(x)*	5,900	116,938
Ionis Pharmaceuticals, Inc.(x)*	13,000	522,600
Juno Therapeutics, Inc.(x)*	6,100	135,359
Neurocrine Biosciences, Inc.*	9,300	402,690
OPKO Health, Inc.(x)*	31,900	255,200
Regeneron Pharmaceuticals, Inc.*	8,500	3,293,835
Seattle Genetics, Inc.(x)*	10,400	653,744
United Therapeutics Corp.*	1,352	183,034
Vertex Pharmaceuticals, Inc.*	26,707	2,920,410

		69,602,637

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	18,120	804,709
ABIOMED, Inc.*	4,300	538,360
Alere, Inc.*	1,700	67,541
Align Technology, Inc.*	7,800	894,738
Baxter International, Inc.	5,956	308,878
Becton Dickinson and Co.	22,692	4,162,620
Boston Scientific Corp.*	146,300	3,638,481
Cooper Cos., Inc. (The)	4,000	799,560
CR Bard, Inc.	8,024	1,994,285
Danaher Corp.	17,338	1,482,919
DexCom, Inc.*	8,900	754,097
Edwards Lifesciences Corp.*	22,892	2,153,450
Hill-Rom Holdings, Inc.	6,600	465,960
Hologic, Inc.*	30,200	1,285,010
IDEXX Laboratories, Inc.*	9,594	1,483,328
Intuitive Surgical, Inc.*	4,121	3,158,623
ResMed, Inc.	15,032	1,081,853
Stryker Corp.	36,591	4,817,206
Teleflex, Inc.	900	174,357
Varex Imaging Corp.*	4,056	136,282
Varian Medical Systems, Inc.*	10,290	937,728
West Pharmaceutical Services, Inc.	7,800	636,558
Zimmer Biomet Holdings, Inc.	10,600	1,294,366

		33,070,909

Health Care Providers & Services (3.6%)
Acadia Healthcare Co., Inc.(x)*	2,700	117,720
Aetna, Inc.	12,500	1,594,375
AmerisourceBergen Corp.	17,808	1,576,008
Anthem, Inc.	7,800	1,289,964
Cardinal Health, Inc.	32,800	2,674,840
Centene Corp.*	13,270	945,620
Cigna Corp.	9,200	1,347,708
DaVita, Inc.*	7,096	482,315
Envision Healthcare Corp.*	8,866	543,663
Express Scripts Holding Co.*	60,639	3,996,717
HCA Holdings, Inc.*	22,600	2,011,174
Henry Schein, Inc.*	8,852	1,504,574
Humana, Inc.	15,300	3,153,942
Laboratory Corp. of America Holdings*	4,939	708,598
McKesson Corp.	24,471	3,628,071
MEDNAX, Inc.*	7,000	485,660
Patterson Cos., Inc.	9,074	410,417
Premier, Inc., Class A*	1,503	47,840
Tenet Healthcare Corp.(x)*	8,628	152,802
UnitedHealth Group, Inc.	102,000	16,729,021
Universal Health Services, Inc., Class B	2,316	288,226
VCA, Inc.*	8,400	768,600

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
WellCare Health Plans, Inc.*	4,400	$616,924

		45,074,779

Health Care Technology (0.2%)
athenahealth, Inc.(x)*	4,200	473,298
Cerner Corp.*	31,840	1,873,784
Inovalon Holdings, Inc., Class A(x)*	6,300	79,380
Veeva Systems, Inc., Class A*	10,345	530,492

		2,956,954

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	9,200	486,404
Bio-Techne Corp.	3,954	401,924
Bruker Corp.	11,300	263,629
Charles River Laboratories
International, Inc.*	5,027	452,179
Illumina, Inc.*	15,891	2,711,640
Mettler-Toledo International, Inc.*	2,847	1,363,457
Patheon NV*	2,023	53,286
PerkinElmer, Inc.	2,400	139,344
Quintiles IMS Holdings, Inc.*	12,112	975,379
Thermo Fisher Scientific, Inc.	19,400	2,979,840
VWR Corp.*	487	13,733
Waters Corp.*	8,342	1,303,938

		11,144,753

Pharmaceuticals (2.8%)
Akorn, Inc.*	9,000	216,720
Allergan plc	21,541	5,146,576
Bristol-Myers Squibb Co.	181,500	9,869,969
Eli Lilly & Co.	106,000	8,915,660
Johnson & Johnson	51,714	6,440,979
Mylan NV*	15,723	613,040
Pfizer, Inc.	45,700	1,563,397
Zoetis, Inc.	49,450	2,639,147

		35,405,488

Total Health Care		197,255,520

Industrials (10.6%)
Aerospace & Defense (2.7%)
B/E Aerospace, Inc.	11,000	705,210
Boeing Co. (The)	64,829	11,465,656
BWX Technologies, Inc.	10,100	480,760
General Dynamics Corp.	11,100	2,077,920
HEICO Corp.(x)	2,100	183,120
HEICO Corp., Class A	4,100	307,500
Hexcel Corp.	10,000	545,500
Huntington Ingalls Industries, Inc.	4,200	841,008
Lockheed Martin Corp.	27,631	7,394,056
Northrop Grumman Corp.	18,100	4,304,904
Raytheon Co.	12,300	1,875,750
Rockwell Collins, Inc.	14,070	1,367,041
Spirit AeroSystems Holdings, Inc., Class A	6,747	390,786
Textron, Inc.	9,000	428,310
TransDigm Group, Inc.	5,453	1,200,532

		33,568,053

Air Freight & Logistics (1.2%)
CH Robinson Worldwide, Inc.	15,458	1,194,749
Expeditors International of Washington, Inc.	13,776	778,206
FedEx Corp.	27,100	5,288,565
United Parcel Service, Inc., Class B	75,159	8,064,561

		15,326,081

Airlines (0.6%)
Alaska Air Group, Inc.	10,700	986,754
Delta Air Lines, Inc.	65,189	2,996,086
JetBlue Airways Corp.*	2,600	53,586
Southwest Airlines Co.	69,345	3,727,988

		7,764,414

Building Products (0.4%)
Allegion plc	10,366	784,706
AO Smith Corp.	15,800	808,328
Fortune Brands Home & Security, Inc.	16,500	1,004,026
Johnson Controls International plc	21,349	899,220
Lennox International, Inc.	3,968	663,846
Masco Corp.	23,275	791,117

		4,951,243

Commercial Services & Supplies (0.6%)
Cintas Corp.	9,600	1,214,784
Clean Harbors, Inc.*	400	22,248
Copart, Inc.*	10,554	653,609
Covanta Holding Corp.(x)	12,600	197,820
KAR Auction Services, Inc.	14,900	650,683
LSC Communications, Inc.	1,837	46,219
Pitney Bowes, Inc.	20,400	267,444
Rollins, Inc.	10,300	382,439
RR Donnelley & Sons Co.(x)	5,066	61,349
Stericycle, Inc.*	8,471	702,161
Waste Management, Inc.	39,800	2,902,217

		7,100,973

Construction & Engineering (0.0%)
Quanta Services, Inc.*	4,200	155,862
Valmont Industries, Inc.	1,968	306,024

		461,886

Electrical Equipment (0.3%)
Acuity Brands, Inc.	4,700	958,800
AMETEK, Inc.	4,523	244,604
Emerson Electric Co.	11,271	674,682
Hubbell, Inc.	3,800	456,190
Rockwell Automation, Inc.	11,212	1,745,820

		4,080,096

Industrial Conglomerates (2.4%)
3M Co.	63,996	12,244,355
Carlisle Cos., Inc.	2,000	212,820
General Electric Co.	194,100	5,784,180
Honeywell International, Inc.	82,791	10,338,112
Roper Technologies, Inc.	5,573	1,150,769

		29,730,236

Machinery (1.2%)
Deere & Co.	8,447	919,540
Donaldson Co., Inc.	12,680	577,194
Flowserve Corp.	8,469	410,069
Fortive Corp.	8,669	522,047
Graco, Inc.	6,016	566,346
IDEX Corp.	7,676	717,783
Illinois Tool Works, Inc.	32,000	4,239,040
Ingersoll-Rand plc	14,000	1,138,480
Lincoln Electric Holdings, Inc.	4,200	364,812
Middleby Corp. (The)*	6,200	845,990
Nordson Corp.	6,200	761,608
PACCAR, Inc.	3,291	221,155
Snap-on, Inc.	4,600	775,882
Stanley Black & Decker, Inc.	2,000	265,740
Toro Co. (The)	11,552	721,538
WABCO Holdings, Inc.*	5,747	674,813
Wabtec Corp.(x)	9,434	735,852
WELBILT, Inc.*	6,000	117,780
Xylem, Inc.	10,100	507,222

		15,082,891

Professional Services (0.4%)
Dun & Bradstreet Corp. (The)	1,640	177,022

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Equifax, Inc.	12,900	$1,763,946
Nielsen Holdings plc	30,491	1,259,583
Robert Half International, Inc.	13,805	674,098
TransUnion*	5,732	219,822
Verisk Analytics, Inc.*	16,591	1,346,194

		5,440,665

Road & Rail (0.3%)
AMERCO	400	152,476
Avis Budget Group, Inc.*	8,400	248,472
Hertz Global Holdings, Inc.(x)*	1,480	25,959
JB Hunt Transport Services, Inc.	9,570	877,952
Landstar System, Inc.	4,566	391,078
Old Dominion Freight Line, Inc.	4,500	385,065
Union Pacific Corp.	14,448	1,530,332

		3,611,334

Trading Companies & Distributors (0.5%)
Air Lease Corp.	5,100	197,625
Fastenal Co.	31,208	1,607,212
HD Supply Holdings, Inc.*	21,801	896,566
Herc Holdings, Inc.*	426	20,827
MSC Industrial Direct Co., Inc., Class A	1,977	203,157
United Rentals, Inc.*	8,200	1,025,410
Watsco, Inc.	2,800	400,904
WW Grainger, Inc.	6,046	1,407,267

		5,758,968

Total Industrials		132,876,840

Information Technology (32.4%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	4,270	564,793
ARRIS International plc*	4,600	121,670
CommScope Holding Co., Inc.*	13,805	575,807
F5 Networks, Inc.*	7,240	1,032,207
Motorola Solutions, Inc.	2,100	181,062
Palo Alto Networks, Inc.*	9,466	1,066,628

		3,542,167

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	32,564	2,317,579
CDW Corp.	17,574	1,014,196
Cognex Corp.	8,800	738,760
Fitbit, Inc., Class A(x)*	11,099	65,706
IPG Photonics Corp.*	3,200	386,240
National Instruments Corp.	8,770	285,551
Trimble, Inc.*	21,568	690,392
VeriFone Systems, Inc.*	11,800	221,014
Zebra Technologies Corp., Class A*	4,607	420,389

		6,139,827

Internet Software & Services (7.9%)
Akamai Technologies, Inc.*	16,623	992,393
Alphabet, Inc., Class A*	31,992	27,122,819
Alphabet, Inc., Class C*	32,279	26,777,367
CommerceHub, Inc.*	719	11,157
CoStar Group, Inc.*	3,500	725,270
eBay, Inc.*	115,976	3,893,314
Facebook, Inc., Class A*	244,100	34,674,405
GoDaddy, Inc., Class A(x)*	5,000	189,500
IAC/InterActiveCorp*	6,000	442,320
Match Group, Inc.(x)*	3,100	50,623
Nutanix, Inc., Class A(x)*	1,198	22,486
Pandora Media, Inc.(x)*	20,483	241,904
Twilio, Inc., Class A(x)*	1,613	46,567
Twitter, Inc.(x)*	60,643	906,613
VeriSign, Inc.(x)*	10,241	892,094
Yelp, Inc.*	5,600	183,400
Zillow Group, Inc., Class A*	3,800	128,478
Zillow Group, Inc., Class C(x)*	7,600	255,892

		97,556,602

IT Services (6.8%)
Accenture plc, Class A	67,800	8,127,864
Alliance Data Systems Corp.	6,240	1,553,760
Automatic Data Processing, Inc.	49,500	5,068,305
Black Knight Financial Services, Inc., Class A*	2,500	95,750
Booz Allen Hamilton Holding Corp.	11,500	406,985
Broadridge Financial Solutions, Inc.	12,787	868,877
Cognizant Technology Solutions Corp., Class A*	65,614	3,905,345
CoreLogic, Inc.*	5,600	228,032
CSRA, Inc.	17,700	518,433
DST Systems, Inc.	3,589	439,653
Euronet Worldwide, Inc.*	5,400	461,808
Fidelity National Information Services, Inc.	20,000	1,592,400
First Data Corp., Class A*	33,829	524,350
Fiserv, Inc.*	24,058	2,774,128
FleetCor Technologies, Inc.*	9,924	1,502,791
Gartner, Inc.*	8,700	939,513
Genpact Ltd.	16,254	402,449
Global Payments, Inc.	16,612	1,340,256
International Business Machines Corp.	65,716	11,443,784
Jack Henry & Associates, Inc.	8,500	791,350
Leidos Holdings, Inc.	7,119	364,066
Mastercard, Inc., Class A	104,820	11,789,105
Paychex, Inc.	34,980	2,060,322
PayPal Holdings, Inc.*	122,976	5,290,428
Sabre Corp.	22,400	474,656
Square, Inc., Class A*	5,602	96,803
Teradata Corp.*	13,951	434,155
Total System Services, Inc.	18,000	962,280
Vantiv, Inc., Class A*	16,800	1,077,216
Visa, Inc., Class A	207,208	18,414,574
Western Union Co. (The)	53,355	1,085,774
WEX, Inc.*	4,200	434,700

		85,469,912

Semiconductors & Semiconductor Equipment (3.2%)
Analog Devices, Inc.	2,811	230,361
Applied Materials, Inc.	84,500	3,287,050
Broadcom Ltd.	41,011	8,979,770
Cree, Inc.*	3,900	104,247
Intel Corp.	46,200	1,666,434
KLA-Tencor Corp.	16,900	1,606,683
Lam Research Corp.	13,798	1,771,111
Maxim Integrated Products, Inc.	30,578	1,374,787
Microchip Technology, Inc.	22,826	1,684,102
NVIDIA Corp.	55,300	6,023,829
ON Semiconductor Corp.*	4,400	68,156
Qorvo, Inc.*	1,300	89,128
QUALCOMM, Inc.	33,039	1,894,456
Skyworks Solutions, Inc.	18,900	1,851,822
Texas Instruments, Inc.	109,231	8,799,649
Versum Materials, Inc.*	9,250	283,050
Xilinx, Inc.	8,663	501,501

		40,216,136

Software (7.4%)
Activision Blizzard, Inc.	60,700	3,026,502
Adobe Systems, Inc.*	53,034	6,901,314
ANSYS, Inc.*	2,512	268,457
Atlassian Corp. plc, Class A(x)*	2,795	83,710

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Autodesk, Inc.*	18,780	$1,623,907
Cadence Design Systems, Inc.*	32,400	1,017,360
CDK Global, Inc.	16,833	1,094,313
Citrix Systems, Inc.*	16,929	1,411,709
Dell Technologies, Inc., Class V*	2,447	156,804
Electronic Arts, Inc.*	31,600	2,828,832
FireEye, Inc.(x)*	3,795	47,855
Fortinet, Inc.*	15,700	602,095
Guidewire Software, Inc.*	7,800	439,374
Intuit, Inc.	26,429	3,065,500
Manhattan Associates, Inc.*	7,700	400,785
Microsoft Corp.#	823,749	54,252,109
Nuance Communications, Inc.*	18,300	316,773
Oracle Corp.	31,432	1,402,182
PTC, Inc.*	5,400	283,770
Red Hat, Inc.*	19,651	1,699,812
salesforce.com, Inc.*	69,484	5,731,735
ServiceNow, Inc.*	17,089	1,494,775
Splunk, Inc.(x)*	14,200	884,518
SS&C Technologies Holdings, Inc.	16,700	591,180
Symantec Corp.	9,400	288,392
Synopsys, Inc.*	1,500	108,195
Tableau Software, Inc., Class A*	5,900	292,345
Tyler Technologies, Inc.*	3,600	556,416
Ultimate Software Group, Inc. (The)(x)*	3,000	585,630
VMware, Inc., Class A(x)*	2,766	254,859
Workday, Inc., Class A*	12,660	1,054,325

		92,765,533

Technology Hardware, Storage & Peripherals (6.3%)
Apple, Inc.	546,003	78,438,791
NCR Corp.*	13,300	607,544

		79,046,335

Total Information Technology		404,736,512

Materials (3.5%)
Chemicals (2.6%)
AdvanSix, Inc.*	3,271	89,364
Air Products & Chemicals, Inc.	18,500	2,502,865
Axalta Coating Systems Ltd.*	17,799	573,128
Celanese Corp.	1,492	134,056
Ecolab, Inc.	28,341	3,552,261
EI du Pont de Nemours & Co.	95,021	7,633,037
FMC Corp.	11,658	811,280
International Flavors & Fragrances, Inc.	8,666	1,148,505
LyondellBasell Industries NV, Class A	16,700	1,522,873
Monsanto Co.	30,770	3,483,164
NewMarket Corp.	800	362,584
PPG Industries, Inc.	28,800	3,026,304
Praxair, Inc.	27,268	3,233,985
RPM International, Inc.	14,100	775,923
Scotts Miracle-Gro Co. (The), Class A	4,493	419,601
Sherwin-Williams Co. (The)	8,771	2,720,676
Valspar Corp. (The)	8,500	942,990
Valvoline, Inc.(x)	378	9,280
WR Grace & Co.	4,200	292,782

		33,234,658

Construction Materials (0.3%)
Eagle Materials, Inc.	5,100	495,414
Martin Marietta Materials, Inc.	6,236	1,361,007
Vulcan Materials Co.	13,400	1,614,432

		3,470,853

Containers & Packaging (0.5%)
AptarGroup, Inc.	1,700	130,883
Avery Dennison Corp.	9,100	733,460
Ball Corp.	18,524	1,375,592
Bemis Co., Inc.	1,400	68,404
Berry Plastics Group, Inc.*	13,200	641,124
Crown Holdings, Inc.*	14,503	767,934
Graphic Packaging Holding Co.	24,300	312,741
Owens-Illinois, Inc.*	17,400	354,612
Packaging Corp. of America	10,100	925,362
Sealed Air Corp.	21,300	928,254
Silgan Holdings, Inc.	4,000	237,440

		6,475,806

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	31,400	419,504
Royal Gold, Inc.	400	28,020
Southern Copper Corp.(x)	3,929	141,012
Steel Dynamics, Inc.	3,700	128,612

		717,148

Total Materials		43,898,465

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.6%)
Alexandria Real Estate Equities, Inc. (REIT)	800	88,416
American Tower Corp. (REIT)	45,820	5,568,962
Boston Properties, Inc. (REIT)	2,800	370,748
Care Capital Properties, Inc. (REIT)	800	21,496
Colony NorthStar, Inc. (REIT), Class A	19,900	256,909
Crown Castle International Corp. (REIT)	34,542	3,262,492
CubeSmart (REIT)	13,000	337,480
CyrusOne, Inc. (REIT)(x)	6,700	344,849
Digital Realty Trust, Inc. (REIT)	12,100	1,287,319
Empire State Realty Trust, Inc. (REIT), Class A	8,000	165,120
Equinix, Inc. (REIT)	7,552	3,023,594
Equity LifeStyle Properties, Inc. (REIT)	8,300	639,598
Essex Property Trust, Inc. (REIT)	3,000	694,590
Extra Space Storage, Inc. (REIT)	13,100	974,509
Federal Realty Investment Trust (REIT)	7,681	1,025,414
Gaming and Leisure Properties, Inc. (REIT)	20,200	675,084
Healthcare Trust of America, Inc. (REIT), Class A	10,750	338,195
Iron Mountain, Inc. (REIT)	28,176	1,005,038
Lamar Advertising Co. (REIT), Class A	8,900	665,186
Life Storage, Inc. (REIT)	3,200	262,784
Omega Healthcare Investors, Inc. (REIT)	7,400	244,126
Outfront Media, Inc. (REIT)	2,400	63,720
Park Hotels & Resorts, Inc. (REIT)	10,807	277,416
Public Storage (REIT)	16,062	3,516,132
Regency Centers Corp. (REIT)	1,900	126,141
SBA Communications Corp. (REIT)*	8,618	1,037,349
Senior Housing Properties Trust (REIT)	2,900	58,725
Simon Property Group, Inc. (REIT)	30,361	5,223,003
Tanger Factory Outlet Centers, Inc. (REIT)	9,100	298,207

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Taubman Centers, Inc. (REIT)	3,100	$204,662
Ventas, Inc. (REIT)	11,500	747,960

		32,805,224

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	32,443	1,128,692

Total Real Estate		33,933,916

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.9%)
Verizon Communications, Inc.	221,900	10,817,625
Zayo Group Holdings, Inc.*	17,641	580,389

		11,398,014

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	19,100	1,233,669

Total Telecommunication Services		12,631,683

Utilities (0.0%)
Multi-Utilities (0.0%)
Dominion Resources, Inc.	4,100	318,037

Total Utilities		318,037

Total Common Stocks (99.0%) (Cost $538,746,868)		1,239,076,037

SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	12,389,900	12,393,617

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.3%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $2,000,132, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $2,040,002.(xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $1,600,117, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $1,632,000.(xx)	1,600,000	1,600,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $1,000,091, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $1,020,002.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $500,054, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $548,993.(xx)	500,000	500,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $800,063, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $816,002.(xx)	800,000	800,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $33,660, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $34,331.(xx)	33,658	33,658
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $800,072, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $816,493.(xx)	800,000	800,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $900,062, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $918,554.(xx)	900,000	900,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $1,000,108, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $1,020,165.(xx)	1,000,000	1,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $4,000,327, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $4,080,333.(xx)	4,000,000	4,000,000

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $3,000,490, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $3,060,416.(xx)	$3,000,000	$3,000,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,000,066, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		16,633,658

Total Short-Term Investments (2.3%) (Cost $29,026,064)		29,027,275

Total Investments (101.3%) (Cost $567,772,932)		1,268,103,312
Other Assets Less Liabilities (-1.3%)		(16,310,522)

Net Assets (100%)		$1,251,792,790

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $5,663,960.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $16,333,078. This was secured by cash collateral of $16,633,658 which was subsequently invested in joint repurchase agreements with a total value of $16,633,658 for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $116,975 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/6/17-2/15/46.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	94	June-17	$11,102,641	$11,088,240	$(14,401)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$259,347,503	$—	$—	$259,347,503
Consumer Staples	112,904,751	—	—	112,904,751
Energy	6,169,855	—	—	6,169,855
Financials	35,002,955	—	—	35,002,955
Health Care	197,255,520	—	—	197,255,520
Industrials	132,876,840	—	—	132,876,840
Information Technology	404,736,512	—	—	404,736,512
Materials	43,898,465	—	—	43,898,465
Real Estate	33,933,916	—	—	33,933,916
Telecommunication Services	12,631,683	—	—	12,631,683
Utilities	318,037	—	—	318,037
Short-Term Investments
Investment Companies	12,393,617	—	—	12,393,617
Repurchase Agreements	—	16,633,658	—	16,633,658

Total Assets	$1,251,469,654	$16,633,658	$—	$1,268,103,312

Liabilities:
Futures	$(14,401)	$—	$—	$(14,401)

Total Liabilities	$(14,401)	$—	$—	$(14,401)

Total	$1,251,455,253	$16,633,658	$—	$1,268,088,911

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$713,158,310
Aggregate gross unrealized depreciation	(13,033,418)

Net unrealized appreciation	$700,124,892

Federal income tax cost of investments	$567,978,420

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.4%)
Auto Components (0.2%)
Adient plc	3,988	$289,808
BorgWarner, Inc.	11,100	463,869
Gentex Corp.	5,500	117,315
Goodyear Tire & Rubber Co. (The)	15,100	543,600
Lear Corp.	740	104,769

		1,519,361

Automobiles (0.8%)
Ford Motor Co.	220,600	2,567,784
General Motors Co.	79,700	2,818,192
Tesla, Inc.(x)*	395	109,929

		5,495,905

Distributors (0.0%)
Genuine Parts Co.	600	55,446

Diversified Consumer Services (0.1%)
Graham Holdings Co., Class B	224	134,299
H&R Block, Inc.	12,400	288,300

		422,599

Hotels, Restaurants & Leisure (0.7%)
Aramark	7,600	280,212
Carnival Corp.	22,988	1,354,224
Choice Hotels International, Inc.	600	37,560
Extended Stay America, Inc.	3,500	55,790
Hilton Grand Vacations, Inc.*	350	10,031
Hilton Worldwide Holdings, Inc.	1,166	68,164
Hyatt Hotels Corp., Class A*	2,025	109,310
International Game Technology plc(x)	5,200	123,240
Marriott International, Inc., Class A	4,340	408,741
MGM Resorts International	24,516	671,738
Norwegian Cruise Line Holdings Ltd.*	8,400	426,132
Royal Caribbean Cruises Ltd.	9,494	931,456
Wendy’s Co. (The)	4,974	67,696
Wynn Resorts Ltd.	500	57,305

		4,601,599

Household Durables (0.4%)
CalAtlantic Group, Inc.	3,600	134,820
DR Horton, Inc.	8,327	277,372
Garmin Ltd.	6,085	311,004
Lennar Corp., Class A	4,800	245,712
Lennar Corp., Class B	600	25,080
Mohawk Industries, Inc.*	727	166,839
PulteGroup, Inc.	13,300	313,215
Toll Brothers, Inc.*	4,475	161,592
Whirlpool Corp.	3,816	653,796

		2,289,430

Internet & Direct Marketing Retail (0.1%)
Liberty Expedia Holdings, Inc., Class A*	2,400	109,152
Liberty Interactive Corp. QVC Group, Class A*	10,689	213,994
Liberty Ventures*	3,600	160,128

		483,274

Leisure Products (0.0%)
Brunswick Corp.	900	55,080
Vista Outdoor, Inc.*	3,104	63,911

		118,991

Media (0.9%)
Clear Channel Outdoor Holdings, Inc., Class A	2,500	15,125
Comcast Corp., Class A	20,800	781,872
Discovery Communications, Inc., Class A(x)*	800	23,272
Discovery Communications, Inc., Class C*	1,400	39,634
DISH Network Corp., Class A*	2,800	177,772
John Wiley & Sons, Inc., Class A	2,500	134,500
Liberty Broadband Corp., Class A*	1,621	137,931
Liberty Broadband Corp., Class C*	5,947	513,821
Liberty Media Corp-Liberty SiriusXM, Class A*	5,486	213,515
Liberty Media Corp-Liberty SiriusXM, Class C*	10,072	390,592
Lions Gate Entertainment Corp., Class A(x)*	900	23,904
Lions Gate Entertainment Corp., Class B*	900	21,942
Live Nation Entertainment, Inc.*	3,100	94,147
Madison Square Garden Co. (The), Class A*	1,000	199,710
News Corp., Class A	21,505	279,565
News Corp., Class B	6,800	91,800
Regal Entertainment Group, Class A(x)	3,200	72,256
TEGNA, Inc.	12,173	311,872
Time Warner, Inc.	15,445	1,509,132
Tribune Media Co., Class A	3,700	137,899
Twenty-First Century Fox, Inc., Class A	14,320	463,825
Twenty-First Century Fox, Inc., Class B	6,100	193,858
Viacom, Inc., Class A	100	4,875
Viacom, Inc., Class B	2,200	102,564

		5,935,383

Multiline Retail (0.4%)
Dillard’s, Inc., Class A(x)	1,300	67,912
JC Penney Co., Inc.(x)*	18,359	113,091
Kohl’s Corp.	10,341	411,675
Macy’s, Inc.	17,790	527,296
Target Corp.	28,000	1,545,320

		2,665,294

Specialty Retail (0.6%)
AutoNation, Inc.*	2,200	93,038
Bed Bath & Beyond, Inc.	7,300	288,058
Best Buy Co., Inc.	16,000	786,399
Burlington Stores, Inc.*	1,700	165,393
Cabela’s, Inc.*	2,500	132,775
CST Brands, Inc.	4,065	195,486
Dick’s Sporting Goods, Inc.	1,100	53,526
Foot Locker, Inc.	991	74,137
GameStop Corp., Class A(x)	5,692	128,355
Gap, Inc. (The)	11,500	279,335
L Brands, Inc.	11,300	532,230
Michaels Cos., Inc. (The)*	1,200	26,868
Murphy USA, Inc.*	846	62,113
Penske Automotive Group, Inc.	2,400	112,344
Signet Jewelers Ltd.	400	27,708
Staples, Inc.	35,900	314,843
Tiffany & Co.	6,100	581,330
Urban Outfitters, Inc.*	1,100	26,136

		3,880,074

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	13,100	541,423
PVH Corp.	4,500	465,615
Ralph Lauren Corp.	2,900	236,698

		1,243,736

Total Consumer Discretionary		28,711,092

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (8.3%)
Beverages (0.7%)
Brown-Forman Corp., Class A	400	$18,828
Brown-Forman Corp., Class B	600	27,708
Coca-Cola Co. (The)	55,600	2,359,664
Molson Coors Brewing Co., Class B	9,749	933,077
PepsiCo, Inc.	10,700	1,196,902

		4,536,179

Food & Staples Retailing (1.6%)
CVS Health Corp.	3,475	272,788
Walgreens Boots Alliance, Inc.	38,598	3,205,564
Wal-Mart Stores, Inc.	85,682	6,175,958
Whole Foods Market, Inc.	15,400	457,688

		10,111,998

Food Products (1.8%)
Archer-Daniels-Midland Co.	32,316	1,487,829
Bunge Ltd.	7,811	619,100
Conagra Brands, Inc.	5,035	203,112
Flowers Foods, Inc.	1,100	21,351
Hain Celestial Group, Inc. (The)*	1,400	52,080
Hormel Foods Corp.	1,900	65,797
Ingredion, Inc.	1,129	135,965
JM Smucker Co. (The)	6,519	854,511
Kellogg Co.	1,015	73,699
Kraft Heinz Co. (The)	29,600	2,687,976
Lamb Weston Holdings, Inc.	1,678	70,577
Mead Johnson Nutrition Co.	6,900	614,652
Mondelez International, Inc., Class A	84,862	3,655,854
Pilgrim’s Pride Corp.	3,100	69,766
Pinnacle Foods, Inc.	6,500	376,155
Post Holdings, Inc.*	1,500	131,280
TreeHouse Foods, Inc.(x)*	2,100	177,786
Tyson Foods, Inc., Class A	9,024	556,871

		11,854,361

Household Products (2.6%)
Clorox Co. (The)	1,104	148,852
Colgate-Palmolive Co.	40,300	2,949,557
Energizer Holdings, Inc.	2,294	127,891
Kimberly-Clark Corp.	3,105	408,711
Procter & Gamble Co. (The)	145,189	13,045,231

		16,680,242

Personal Products (0.1%)
Coty, Inc., Class A	24,046	435,954
Edgewell Personal Care Co.*	3,294	240,923
Nu Skin Enterprises, Inc., Class A	2,000	111,080

		787,957

Tobacco (1.5%)
Philip Morris International, Inc.	78,700	8,885,230
Reynolds American, Inc.	18,000	1,134,360

		10,019,590

Total Consumer Staples		53,990,327

Energy (12.0%)
Energy Equipment & Services (2.0%)
Baker Hughes, Inc.	24,649	1,474,503
Diamond Offshore Drilling, Inc.(x)*	3,725	62,245
Dril-Quip, Inc.*	2,200	120,010
Ensco plc, Class A	16,600	148,570
Frank’s International NV(x)	2,400	25,368
Halliburton Co.	48,400	2,381,764
Helmerich & Payne, Inc.(x)	5,456	363,206
Nabors Industries Ltd.	16,153	211,120
National Oilwell Varco, Inc.	21,749	871,917
Noble Corp. plc	13,600	84,184
Oceaneering International, Inc.	5,900	159,772
Patterson-UTI Energy, Inc.	8,257	200,397
Rowan Cos., plc, Class A*	7,628	118,844
RPC, Inc.(x)	2,800	51,268
Schlumberger Ltd.	78,966	6,167,245
Superior Energy Services, Inc.*	9,400	134,044
Transocean Ltd.*	19,000	236,550
Weatherford International plc(x)*	53,300	354,445

		13,165,452

Oil, Gas & Consumable Fuels (10.0%)
Anadarko Petroleum Corp.	31,586	1,958,332
Antero Resources Corp.*	10,000	228,100
Apache Corp.	6,858	352,433
Cabot Oil & Gas Corp.	7,500	179,325
Cheniere Energy, Inc.*	11,500	543,605
Chesapeake Energy Corp.(x)*	32,897	195,408
Chevron Corp.	106,907	11,478,605
Cimarex Energy Co.	4,500	537,705
Concho Resources, Inc.*	8,000	1,026,720
ConocoPhillips	70,670	3,524,313
CONSOL Energy, Inc.*	13,400	224,852
Continental Resources, Inc.(x)*	2,600	118,092
Devon Energy Corp.	27,035	1,127,900
Diamondback Energy, Inc.*	4,000	414,860
Energen Corp.*	5,540	301,598
EOG Resources, Inc.	27,800	2,711,890
EQT Corp.	9,905	605,196
Extraction Oil & Gas, Inc.*	1,800	33,390
Exxon Mobil Corp.	236,799	19,419,885
Gulfport Energy Corp.*	7,500	128,925
Hess Corp.	15,918	767,407
HollyFrontier Corp.	9,000	255,060
Kinder Morgan, Inc.	109,900	2,389,226
Kosmos Energy Ltd.*	8,800	58,608
Laredo Petroleum, Inc.*	9,300	135,780
Marathon Oil Corp.	48,048	759,158
Marathon Petroleum Corp.	29,648	1,498,410
Murphy Oil Corp.	8,987	256,938
Newfield Exploration Co.*	8,170	301,555
Noble Energy, Inc.	24,058	826,152
Occidental Petroleum Corp.	43,310	2,744,122
Parsley Energy, Inc., Class A*	11,500	373,865
PBF Energy, Inc., Class A(x)	5,900	130,803
Phillips 66	25,735	2,038,727
Pioneer Natural Resources Co.	9,300	1,731,939
QEP Resources, Inc.*	14,354	182,439
Range Resources Corp.	11,387	331,362
Rice Energy, Inc.*	9,300	220,410
SM Energy Co.	6,000	144,120
Targa Resources Corp.	9,300	557,070
Tesoro Corp.	6,852	555,423
Valero Energy Corp.	26,586	1,762,386
Whiting Petroleum Corp.*	11,400	107,844
Williams Cos., Inc. (The)	35,900	1,062,281
World Fuel Services Corp.	3,800	137,750
WPX Energy, Inc.*	22,701	303,966

		64,743,935

Total Energy		77,909,387

Financials (26.3%)
Banks (12.3%)
Associated Banc-Corp.	8,802	214,769
Bank of America Corp.	584,372	13,785,335
Bank of Hawaii Corp.	2,524	207,877
BankUnited, Inc.	5,300	197,743
BB&T Corp.	46,333	2,071,085
BOK Financial Corp.(x)	1,396	109,265
CIT Group, Inc.	11,612	498,503

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Citigroup, Inc.	157,742	$9,436,126
Citizens Financial Group, Inc.	17,500	604,625
Comerica, Inc.	10,005	686,143
Commerce Bancshares, Inc.	5,158	289,673
Cullen/Frost Bankers, Inc.	3,147	279,989
East West Bancorp, Inc.	8,134	419,796
Fifth Third Bancorp	43,688	1,109,675
First Hawaiian, Inc.	1,200	35,904
First Horizon National Corp.	12,784	236,504
First Republic Bank	1,600	150,096
Huntington Bancshares, Inc.	59,925	802,396
JPMorgan Chase & Co.	207,004	18,183,232
KeyCorp	60,683	1,078,944
M&T Bank Corp.	8,459	1,308,861
PacWest Bancorp	6,600	351,516
People’s United Financial, Inc.	17,210	313,222
PNC Financial Services Group, Inc. (The)	28,389	3,413,493
Popular, Inc.	5,732	233,464
Regions Financial Corp.	71,768	1,042,789
Signature Bank*	1,200	178,068
SunTrust Banks, Inc.	28,574	1,580,142
SVB Financial Group*	700	130,263
Synovus Financial Corp.	6,891	282,669
TCF Financial Corp.	9,449	160,822
US Bancorp	92,050	4,740,575
Wells Fargo & Co.	259,834	14,462,360
Western Alliance Bancorp*	2,200	107,998
Zions Bancorp	11,568	485,856

		79,189,778

Capital Markets (4.1%)
Affiliated Managers Group, Inc.	400	65,576
Ameriprise Financial, Inc.	5,810	753,441
Bank of New York Mellon Corp. (The)	59,499	2,810,138
BlackRock, Inc.	7,064	2,709,115
Charles Schwab Corp. (The)	13,800	563,178
CME Group, Inc.	19,100	2,269,080
Donnelley Financial Solutions, Inc.*	456	8,796
E*TRADE Financial Corp.*	15,722	548,541
Franklin Resources, Inc.	20,700	872,298
Goldman Sachs Group, Inc. (The)	21,827	5,014,097
Interactive Brokers Group, Inc., Class A	3,319	115,236
Intercontinental Exchange, Inc.	17,685	1,058,801
Invesco Ltd.	19,731	604,361
Lazard Ltd., Class A	6,000	275,940
Legg Mason, Inc.	5,826	210,377
LPL Financial Holdings, Inc.	4,000	159,320
Moody’s Corp.	1,000	112,040
Morgan Stanley	81,067	3,472,910
Nasdaq, Inc.	6,174	428,784
Northern Trust Corp.	11,681	1,011,341
Raymond James Financial, Inc.	7,292	556,088
State Street Corp.‡	22,228	1,769,571
T Rowe Price Group, Inc.	3,200	218,080
TD Ameritrade Holding Corp.	1,500	58,290
Thomson Reuters Corp.	17,243	745,415

		26,410,814

Consumer Finance (1.5%)
Ally Financial, Inc.	25,000	508,250
American Express Co.	43,000	3,401,730
Capital One Financial Corp.	27,130	2,351,086
Discover Financial Services	14,719	1,006,632
Navient Corp.	17,089	252,234
OneMain Holdings, Inc.*	2,900	72,065
Santander Consumer USA Holdings, Inc.*	5,900	78,588
SLM Corp.*	23,389	283,007
Synchrony Financial	47,393	1,625,580

		9,579,172

Diversified Financial Services (2.9%)
Berkshire Hathaway, Inc., Class B*	107,398	17,901,099
Leucadia National Corp.	18,213	473,538
Voya Financial, Inc.	11,700	444,132

		18,818,769

Insurance (5.1%)
Aflac, Inc.	22,815	1,652,262
Alleghany Corp.*	780	479,435
Allied World Assurance Co. Holdings AG	5,263	279,465
Allstate Corp. (The)	21,088	1,718,461
American Financial Group, Inc.	3,991	380,821
American International Group, Inc.	57,806	3,608,830
American National Insurance Co.	482	56,890
AmTrust Financial Services, Inc.(x)	4,600	84,916
Arch Capital Group Ltd.*	6,601	625,577
Arthur J Gallagher & Co.	3,000	169,620
Aspen Insurance Holdings Ltd.	3,401	177,022
Assurant, Inc.	3,261	311,980
Assured Guaranty Ltd.	7,354	272,907
Athene Holding Ltd., Class A*	1,500	74,985
Axis Capital Holdings Ltd.	4,606	308,740
Brown & Brown, Inc.	5,985	249,694
Chubb Ltd.	26,186	3,567,843
Cincinnati Financial Corp.	8,656	625,569
CNA Financial Corp.	1,660	73,322
Erie Indemnity Co., Class A	400	49,080
Everest Re Group Ltd.	2,412	563,950
First American Financial Corp.	5,900	231,752
FNF Group	15,238	593,368
Hanover Insurance Group, Inc. (The)	2,459	221,458
Hartford Financial Services Group, Inc. (The)	22,099	1,062,299
Lincoln National Corp.	10,614	694,686
Loews Corp.	16,085	752,295
Markel Corp.*	795	775,809
Mercury General Corp.	1,474	89,899
MetLife, Inc.	52,930	2,795,763
Old Republic International Corp.	13,784	282,296
Principal Financial Group, Inc.	15,284	964,573
ProAssurance Corp.	2,800	168,700
Progressive Corp. (The)	29,785	1,166,976
Prudential Financial, Inc.	25,111	2,678,841
Reinsurance Group of America, Inc.	3,703	470,207
RenaissanceRe Holdings Ltd.	2,451	354,537
Torchmark Corp.	6,562	505,536
Travelers Cos., Inc. (The)	16,575	1,997,951
Unum Group	13,789	646,566
Validus Holdings Ltd.	4,127	232,722
White Mountains Insurance Group Ltd.	258	227,009
WR Berkley Corp.	5,464	385,922
XL Group Ltd.	10,145	404,380

		33,034,914

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
AGNC Investment Corp. (REIT)	18,500	367,965
Annaly Capital Management, Inc. (REIT)	57,895	643,214
Chimera Investment Corp. (REIT)	11,458	231,222
MFA Financial, Inc. (REIT)	22,100	178,568
Starwood Property Trust, Inc. (REIT)	14,900	336,442

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Two Harbors Investment Corp. (REIT)(x)	20,600	$197,554

		1,954,965

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc.	27,395	382,708
TFS Financial Corp.	4,143	68,857

		451,565

Total Financials		169,439,977

Health Care (10.7%)
Biotechnology (0.0%)
Alnylam Pharmaceuticals, Inc.*	600	30,750
Juno Therapeutics, Inc.(x)*	300	6,657
OPKO Health, Inc.(x)*	1,500	12,000
United Therapeutics Corp.*	1,800	243,684

		293,091

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	87,626	3,891,471
Alere, Inc.*	3,876	153,993
Baxter International, Inc.	24,923	1,292,507
Cooper Cos., Inc. (The)	626	125,131
Danaher Corp.	25,200	2,155,356
DENTSPLY SIRONA, Inc.	13,200	824,208
Hill-Rom Holdings, Inc.	305	21,533
Medtronic plc	79,403	6,396,706
Teleflex, Inc.	1,972	382,036
Zimmer Biomet Holdings, Inc.	4,759	581,121

		15,824,062

Health Care Providers & Services (1.4%)
Acadia Healthcare Co., Inc.(x)*	2,600	113,360
Aetna, Inc.	12,697	1,619,502
Anthem, Inc.	10,826	1,790,404
Brookdale Senior Living, Inc.*	11,200	150,416
Cardinal Health, Inc.	1,378	112,376
Centene Corp.*	2,364	168,459
Cigna Corp.	9,600	1,406,304
DaVita, Inc.*	5,600	380,632
Envision Healthcare Corp.*	1,867	114,484
Express Scripts Holding Co.*	4,100	270,231
HCA Holdings, Inc.*	5,500	489,445
Humana, Inc.	532	109,666
Laboratory Corp. of America Holdings*	3,280	470,582
LifePoint Health, Inc.*	2,233	146,262
MEDNAX, Inc.*	1,500	104,070
Premier, Inc., Class A*	1,700	54,111
Quest Diagnostics, Inc.	8,110	796,321
Universal Health Services, Inc., Class B	3,500	435,575
WellCare Health Plans, Inc.*	200	28,042

		8,760,242

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	10,300	130,604

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	13,800	729,606
Bio-Rad Laboratories, Inc., Class A*	1,210	241,201
Patheon NV*	800	21,072
PerkinElmer, Inc.	5,015	291,171
QIAGEN NV*	12,711	368,238
Quintiles IMS Holdings, Inc.*	1,600	128,848
Thermo Fisher Scientific, Inc.	12,195	1,873,152
VWR Corp.*	4,000	112,800

		3,766,088

Pharmaceuticals (6.3%)
Allergan plc	7,700	1,839,684
Endo International plc*	11,300	126,108
Johnson & Johnson	129,202	16,092,109
Mallinckrodt plc*	6,025	268,534
Merck & Co., Inc.	157,472	10,005,771
Mylan NV*	18,000	701,820
Perrigo Co. plc	8,000	531,120
Pfizer, Inc.	317,000	10,844,570

		40,409,716

Total Health Care		69,183,803

Industrials (9.9%)
Aerospace & Defense (1.6%)
Arconic, Inc.	24,693	650,414
General Dynamics Corp.	8,103	1,516,882
Huntington Ingalls Industries, Inc.	400	80,096
L3 Technologies, Inc.	4,380	723,970
Orbital ATK, Inc.	3,176	311,248
Raytheon Co.	10,532	1,606,130
Spirit AeroSystems Holdings, Inc., Class A	3,499	202,662
Textron, Inc.	10,739	511,069
United Technologies Corp.	44,000	4,937,240

		10,539,711

Air Freight & Logistics (0.0%)
Expeditors International of Washington, Inc.	3,000	169,470

Airlines (0.6%)
Alaska Air Group, Inc.	1,200	110,664
American Airlines Group, Inc.	30,200	1,277,460
Copa Holdings SA, Class A	1,800	202,050
Delta Air Lines, Inc.	9,900	455,004
JetBlue Airways Corp.*	16,400	338,004
Spirit Airlines, Inc.*	3,900	206,973
United Continental Holdings, Inc.*	18,000	1,271,520

		3,861,675

Building Products (0.4%)
Armstrong World Industries, Inc.*	2,600	119,730
Johnson Controls International plc	40,584	1,709,398
Lennox International, Inc.	200	33,460
Masco Corp.	6,400	217,536
Owens Corning	6,668	409,215
USG Corp.*	4,800	152,640

		2,641,979

Commercial Services & Supplies (0.2%)
Clean Harbors, Inc.*	2,700	150,174
LSC Communications, Inc.	456	11,473
Republic Services, Inc.	13,432	843,664
RR Donnelley & Sons Co.	1,217	14,738
Stericycle, Inc.*	200	16,578
Waste Management, Inc.	4,249	309,837

		1,346,464

Construction & Engineering (0.3%)
AECOM*	8,894	316,537
Chicago Bridge & Iron Co. NV	6,400	196,800
Fluor Corp.	8,000	420,961
Jacobs Engineering Group, Inc.	6,578	363,632
KBR, Inc.	8,182	122,975
Quanta Services, Inc.*	6,164	228,746
Valmont Industries, Inc.	200	31,100

		1,680,751

Electrical Equipment (0.8%)
AMETEK, Inc.	10,900	589,472
Eaton Corp. plc	26,174	1,940,801
Emerson Electric Co.	30,600	1,831,716
Hubbell, Inc.	1,090	130,855

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Regal Beloit Corp.	2,752	$208,189
Rockwell Automation, Inc.	1,500	233,565

		4,934,598

Industrial Conglomerates (2.0%)
Carlisle Cos., Inc.	2,429	258,470
General Electric Co.	399,118	11,893,716
Roper Technologies, Inc.	2,700	557,523

		12,709,709

Machinery (2.2%)
AGCO Corp.	3,821	229,948
Allison Transmission Holdings, Inc.	7,800	281,268
Caterpillar, Inc.	31,700	2,940,493
Colfax Corp.*	5,600	219,856
Crane Co.	2,741	205,109
Cummins, Inc.	8,900	1,345,680
Deere & Co.	13,400	1,458,724
Donaldson Co., Inc.	400	18,208
Dover Corp.	8,823	708,928
Flowserve Corp.	2,800	135,576
Fortive Corp.	12,800	770,816
IDEX Corp.	260	24,313
Ingersoll-Rand plc	7,431	604,289
ITT, Inc.	5,000	205,100
Lincoln Electric Holdings, Inc.	1,200	104,232
Oshkosh Corp.	4,000	274,360
PACCAR, Inc.	17,600	1,182,720
Parker-Hannifin Corp.	7,566	1,212,981
Pentair plc	9,636	604,948
Snap-on, Inc.	900	151,803
Stanley Black & Decker, Inc.	7,568	1,005,560
Terex Corp.	5,868	184,255
Timken Co. (The)	4,266	192,823
Trinity Industries, Inc.	8,706	231,144
WELBILT, Inc.*	3,900	76,557
Xylem, Inc.	4,713	236,687

		14,606,378

Marine (0.0%)
Kirby Corp.*	3,100	218,705

Professional Services (0.1%)
Dun & Bradstreet Corp. (The)	1,200	129,528
ManpowerGroup, Inc.	3,667	376,124
Nielsen Holdings plc	4,330	178,872

		684,524

Road & Rail (1.5%)
AMERCO	100	38,119
CSX Corp.	54,100	2,518,355
Genesee & Wyoming, Inc., Class A*	3,100	210,366
Hertz Global Holdings, Inc.(x)*	3,180	55,777
Kansas City Southern	6,300	540,288
Norfolk Southern Corp.	16,801	1,881,208
Old Dominion Freight Line, Inc.	1,400	119,798
Ryder System, Inc.	3,109	234,543
Union Pacific Corp.	40,300	4,268,576

		9,867,030

Trading Companies & Distributors (0.1%)
Air Lease Corp.	2,700	104,625
Herc Holdings, Inc.*	1,060	51,823
MSC Industrial Direct Co., Inc., Class A	1,500	154,140
United Rentals, Inc.*	700	87,535
WESCO International, Inc.*	2,892	201,139

		599,262

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	4,300	346,494

Total Industrials		64,206,750

Information Technology (9.9%)
Communications Equipment (1.9%)
ARRIS International plc*	8,100	214,245
Brocade Communications Systems, Inc.	22,308	278,404
Cisco Systems, Inc.	285,600	9,653,280
EchoStar Corp., Class A*	2,859	162,820
Harris Corp.	7,190	800,031
Juniper Networks, Inc.	21,600	601,128
Motorola Solutions, Inc.	8,900	767,358

		12,477,266

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	4,995	366,683
Avnet, Inc.	7,058	322,974
Corning, Inc.	53,567	1,446,309
Dolby Laboratories, Inc., Class A	3,100	162,471
Fitbit, Inc., Class A(x)*	1,100	6,512
FLIR Systems, Inc.	7,500	272,100
IPG Photonics Corp.*	300	36,210
Jabil Circuit, Inc.	10,118	292,613
Keysight Technologies, Inc.*	9,400	339,716
National Instruments Corp.	1,200	39,072
Trimble, Inc.*	2,900	92,829
Zebra Technologies Corp., Class A*	500	45,625

		3,423,114

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	1,100	65,670
CommerceHub, Inc.*	1,800	27,924
IAC/InterActiveCorp*	800	58,976
Nutanix, Inc., Class A(x)*	200	3,754
Pandora Media, Inc.(x)*	1,700	20,077
Twilio, Inc., Class A(x)*	200	5,774
Twitter, Inc.(x)*	4,100	61,295
Yahoo!, Inc.*	49,082	2,277,896
Yelp, Inc.*	900	29,475
Zillow Group, Inc., Class A*	1,000	33,810
Zillow Group, Inc., Class C(x)*	2,000	67,340

		2,651,991

IT Services (0.8%)
Amdocs Ltd.	8,171	498,349
Booz Allen Hamilton Holding Corp.	700	24,773
Computer Sciences Corp.	7,941	548,008
Conduent, Inc.*	11,100	186,258
CoreLogic, Inc.*	2,035	82,865
Fidelity National Information Services, Inc.	8,052	641,100
International Business Machines Corp.	15,700	2,733,999
Leidos Holdings, Inc.	3,950	202,003

		4,917,355

Semiconductors & Semiconductor Equipment (3.0%)
Analog Devices, Inc.	19,124	1,567,212
Applied Materials, Inc.	18,000	700,200
Cree, Inc.*	3,500	93,555
Cypress Semiconductor Corp.	18,600	255,936
First Solar, Inc.(x)*	4,000	108,400
Intel Corp.	244,011	8,801,476
Lam Research Corp.	1,720	220,779
Marvell Technology Group Ltd.	23,200	354,032
Micron Technology, Inc.*	58,329	1,685,708
ON Semiconductor Corp.*	20,400	315,996

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Qorvo, Inc.*	6,700	$459,352
QUALCOMM, Inc.	66,000	3,784,440
Skyworks Solutions, Inc.	900	88,182
SunPower Corp.(x)*	2,300	14,030
Teradyne, Inc.	11,300	351,430
Versum Materials, Inc.*	700	21,420
Xilinx, Inc.	10,000	578,900

		19,401,048

Software (1.7%)
ANSYS, Inc.*	3,600	384,732
Autodesk, Inc.*	2,100	181,587
CA, Inc.	16,258	515,704
Dell Technologies, Inc., Class V*	10,822	693,474
FireEye, Inc.(x)*	6,400	80,704
Nuance Communications, Inc.*	3,000	51,930
Oracle Corp.	151,100	6,740,571
PTC, Inc.*	3,500	183,925
SS&C Technologies Holdings, Inc.	400	14,160
Symantec Corp.	30,200	926,536
Synopsys, Inc.*	7,986	576,030
VMware, Inc., Class A(x)*	3,100	285,634
Zynga, Inc., Class A*	36,500	104,025

		10,739,012

Technology Hardware, Storage & Peripherals (1.6%)
Apple, Inc.	26,160	3,758,145
Hewlett Packard Enterprise Co.	98,400	2,332,080
HP, Inc.	98,900	1,768,332
NetApp, Inc.	16,700	698,895
Western Digital Corp.	15,969	1,317,922
Xerox Corp.	55,500	407,370

		10,282,744

Total Information Technology		63,892,530

Materials (2.9%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	1,400	189,406
Albemarle Corp.	6,325	668,173
Ashland Global Holdings, Inc.	3,417	423,059
Cabot Corp.	3,535	211,782
Celanese Corp.	7,700	691,845
CF Industries Holdings, Inc.	13,600	399,160
Dow Chemical Co. (The)	64,010	4,067,195
Eastman Chemical Co.	8,500	686,800
FMC Corp.	1,400	97,426
Huntsman Corp.	10,901	267,511
LyondellBasell Industries NV, Class A	10,400	948,376
Monsanto Co.	8,700	984,840
Mosaic Co. (The)	19,500	569,010
Platform Speciality Products Corp.(x)*	12,100	157,542
Praxair, Inc.	1,900	225,340
Scotts Miracle-Gro Co. (The), Class A	100	9,339
Valvoline, Inc.(x)	1,700	41,735
Westlake Chemical Corp.	2,300	151,915
WR Grace & Co.	1,700	118,507

		10,908,961

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	300	65,475
Vulcan Materials Co.	482	58,071

		123,546

Containers & Packaging (0.4%)
AptarGroup, Inc.	2,699	207,796
Avery Dennison Corp.	381	30,709
Bemis Co., Inc.	4,871	237,997
Graphic Packaging Holding Co.	5,200	66,924
International Paper Co.	23,075	1,171,748
Sonoco Products Co.	5,682	300,691
WestRock Co.	14,189	738,254

		2,754,119

Metals & Mining (0.7%)
Alcoa Corp.	8,231	283,146
Compass Minerals International, Inc.(x)	1,900	128,915
Freeport-McMoRan, Inc.*	60,000	801,600
Newmont Mining Corp.	29,800	982,208
Nucor Corp.	17,820	1,064,211
Reliance Steel & Aluminum Co.	3,809	304,796
Royal Gold, Inc.(x)	3,400	238,170
Southern Copper Corp.(x)	2,600	93,314
Steel Dynamics, Inc.	11,001	382,395
Tahoe Resources, Inc.	16,500	132,495
United States Steel Corp.	8,524	288,196

		4,699,446

Paper & Forest Products (0.0%)
Domtar Corp.	3,746	136,804

Total Materials		18,622,876

Real Estate (4.6%)
Equity Real Estate Investment Trusts (REITs) (4.5%)
Alexandria Real Estate Equities, Inc. (REIT)	3,942	435,670
American Campus Communities, Inc. (REIT)	7,200	342,648
American Homes 4 Rent (REIT), Class A	9,200	211,232
Apartment Investment & Management Co. (REIT), Class A	8,764	388,683
Apple Hospitality REIT, Inc. (REIT)	9,100	173,810
AvalonBay Communities, Inc. (REIT)	7,857	1,442,545
Boston Properties, Inc. (REIT)	7,229	957,192
Brandywine Realty Trust (REIT)	10,153	164,783
Brixmor Property Group, Inc. (REIT)	11,500	246,790
Camden Property Trust (REIT)	4,688	377,196
Care Capital Properties, Inc. (REIT)	4,634	124,516
Colony NorthStar, Inc. (REIT), Class A	19,493	251,655
Columbia Property Trust, Inc. (REIT)	6,900	153,525
CoreCivic, Inc. (REIT)	6,534	205,298
Corporate Office Properties Trust (REIT)	5,267	174,338
Crown Castle International Corp. (REIT)	2,500	236,125
CubeSmart (REIT)	3,100	80,476
CyrusOne, Inc. (REIT)(x)	500	25,735
DCT Industrial Trust, Inc. (REIT)	5,000	240,600
DDR Corp. (REIT)	17,912	224,437
Digital Realty Trust, Inc. (REIT)	2,600	276,614
Douglas Emmett, Inc. (REIT)	8,149	312,922
Duke Realty Corp. (REIT)	19,302	507,064
Empire State Realty Trust, Inc. (REIT), Class A	3,300	68,112
EPR Properties (REIT)	3,500	257,705
Equity Commonwealth (REIT)*	6,717	209,705
Equity Residential (REIT)	20,009	1,244,960
Essex Property Trust, Inc. (REIT)	2,180	504,735
Forest City Realty Trust, Inc. (REIT), Class A	13,660	297,515

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
GGP, Inc. (REIT)*	32,559	$754,718
HCP, Inc. (REIT)	26,391	825,510
Healthcare Trust of America, Inc. (REIT), Class A	1,950	61,347
Highwoods Properties, Inc. (REIT)	5,300	260,389
Hospitality Properties Trust (REIT)	8,891	280,333
Host Hotels & Resorts, Inc. (REIT)	42,190	787,265
Invitation Homes, Inc. (REIT)*	4,400	96,052
Kilroy Realty Corp. (REIT)	5,100	367,608
Kimco Realty Corp. (REIT)	23,333	515,426
Liberty Property Trust (REIT)	8,022	309,248
Life Storage, Inc. (REIT)(x)	900	73,908
Macerich Co. (The) (REIT)	8,070	519,708
Mid-America Apartment Communities, Inc. (REIT)	6,259	636,791
National Retail Properties, Inc. (REIT)	8,200	357,684
Omega Healthcare Investors, Inc. (REIT)	6,400	211,136
Outfront Media, Inc. (REIT)	7,031	186,673
Paramount Group, Inc. (REIT)	10,000	162,100
Park Hotels & Resorts, Inc. (REIT)	757	19,432
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,030	171,681
Prologis, Inc. (REIT)	29,786	1,545,299
Quality Care Properties, Inc. (REIT)*	5,278	99,543
Rayonier, Inc. (REIT)	7,500	212,550
Realty Income Corp. (REIT)	14,526	864,733
Regency Centers Corp. (REIT)	7,175	476,348
Retail Properties of America, Inc. (REIT), Class A	13,200	190,344
SBA Communications Corp. (REIT)*	2,500	300,925
Senior Housing Properties Trust (REIT)	11,479	232,450
Simon Property Group, Inc. (REIT)	1,600	275,248
SL Green Realty Corp. (REIT)	5,670	604,535
Spirit Realty Capital, Inc. (REIT)	26,300	266,419
STORE Capital Corp. (REIT)	8,300	198,204
Sun Communities, Inc. (REIT)	4,000	321,320
Tanger Factory Outlet Centers, Inc. (REIT)	500	16,385
Taubman Centers, Inc. (REIT)	1,601	105,698
UDR, Inc. (REIT)	15,112	547,961
Uniti Group, Inc. (REIT)*	6,742	174,281
Ventas, Inc. (REIT)	13,136	854,365
VEREIT, Inc. (REIT)	53,700	455,913
Vornado Realty Trust (REIT)	9,756	978,624
Weingarten Realty Investors (REIT)	6,502	217,102
Welltower, Inc. (REIT)	20,070	1,421,357
Weyerhaeuser Co. (REIT)	41,671	1,415,981
WP Carey, Inc. (REIT)(x)	5,700	354,654

		28,863,834

Real Estate Management & Development (0.1%)
Howard Hughes Corp. (The)*	1,947	228,286
Jones Lang LaSalle, Inc.	2,500	278,625
Realogy Holdings Corp.	8,000	238,320

		745,231

Total Real Estate		29,609,065

Telecommunication Services (3.5%)
Diversified Telecommunication Services (3.4%)
AT&T, Inc.	350,262	14,553,386
CenturyLink, Inc.(x)	30,908	728,502
Frontier Communications Corp.(x)	67,333	144,093
Level 3 Communications, Inc.*	16,700	955,574
Verizon Communications, Inc.	115,600	5,635,500

		22,017,055

Wireless Telecommunication Services (0.1%)
Sprint Corp.(x)*	42,111	365,523
Telephone & Data Systems, Inc.	5,246	139,071
T-Mobile US, Inc.*	6,000	387,541
United States Cellular Corp.*	771	28,781

		920,916

Total Telecommunication Services		22,937,971

Utilities (6.2%)
Electric Utilities (3.7%)
Alliant Energy Corp.	12,686	502,492
American Electric Power Co., Inc.	28,054	1,883,265
Avangrid, Inc.	3,200	136,768
Duke Energy Corp.	39,193	3,214,218
Edison International	17,876	1,423,108
Entergy Corp.	9,969	757,245
Eversource Energy	18,267	1,073,734
Exelon Corp.	50,653	1,822,495
FirstEnergy Corp.	24,063	765,685
Great Plains Energy, Inc.	11,935	348,741
Hawaiian Electric Industries, Inc.	6,504	216,648
NextEra Energy, Inc.	26,284	3,374,077
OGE Energy Corp.	11,584	405,208
PG&E Corp.	28,309	1,878,585
Pinnacle West Capital Corp.	6,251	521,208
PPL Corp.	38,074	1,423,587
Southern Co. (The)	56,296	2,802,415
Westar Energy, Inc.	8,128	441,107
Xcel Energy, Inc.	28,919	1,285,450

		24,276,036

Gas Utilities (0.2%)
Atmos Energy Corp.	5,627	444,477
National Fuel Gas Co.	4,044	241,103
UGI Corp.	9,537	471,128

		1,156,708

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	36,586	409,032
Calpine Corp.*	20,947	231,464
NRG Energy, Inc.	18,294	342,098

		982,594

Multi-Utilities (1.9%)
Ameren Corp.	13,525	738,330
CenterPoint Energy, Inc.	24,582	677,726
CMS Energy Corp.	15,870	710,024
Consolidated Edison, Inc.	17,377	1,349,498
Dominion Resources, Inc.	32,821	2,545,924
DTE Energy Co.	10,301	1,051,835
MDU Resources Group, Inc.	11,246	307,803
NiSource, Inc.	18,472	439,449
Public Service Enterprise Group, Inc.	28,858	1,279,852
SCANA Corp.	7,594	496,268
Sempra Energy	14,259	1,575,619
Vectren Corp.	4,614	270,427
WEC Energy Group, Inc.	17,786	1,078,365

		12,521,120

Water Utilities (0.2%)
American Water Works Co., Inc.	10,183	791,932
Aqua America, Inc.	9,871	317,353

		1,109,285

Total Utilities		40,045,743

Total Common Stocks (98.7%) (Cost $465,409,466)		638,549,521

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	5,016,325	$5,017,829

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $400,026, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $408,000.(xx)	$400,000	400,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $600,044, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $612,000.(xx)	600,000	600,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $500,045, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $510,001.(xx)	500,000	500,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $500,054, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $548,993.(xx)	500,000	500,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $300,024, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $306,001.(xx)	300,000	300,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $468,637, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $477,978.(xx)	468,606	468,606
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $300,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $306,185.(xx)	300,000	300,000
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $200,018, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $204,123.(xx)	200,000	200,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $500,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $510,036.(xx)	500,000	500,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $400,026, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $408,000.(xx)	400,000	400,000

Total Repurchase Agreements		4,168,606

U.S. Treasury Obligations (0.1%)
U.S. Treasury Bills
0.77%, 8/3/17#(p)	785,000	782,912

Total Short-Term Investments (1.5%) (Cost $9,968,838)		9,969,347

Total Investments (100.2%) (Cost $475,378,304)		648,518,868
Other Assets Less Liabilities (-0.2%)		(1,484,686)

Net Assets (100%)		$647,034,182

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $782,912.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $4,296,900. This was secured by cash collateral of $4,168,606 which was subsequently invested in joint repurchase agreements with a total value of $4,168,606, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $228,317 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/6/17-2/15/46.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
State Street Corp.	$1,719,788	$39,598	$31,678	$1,769,571	$8,447	$5,561

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
Russell 1000 Mini Index	6	June-17	$394,001	$392,490	$(1,511)
S&P 500 E-Mini Index	74	June-17	8,752,737	8,729,040	(23,697)
S&P MidCap 400 E-Mini Index	3	June-17	513,452	515,460	2,008

					$(23,200)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$28,711,092	$—	$—	$28,711,092
Consumer Staples	53,990,327	—	—	53,990,327
Energy	77,909,387	—	—	77,909,387
Financials	169,439,977	—	—	169,439,977
Health Care	69,183,803	—	—	69,183,803
Industrials	64,206,750	—	—	64,206,750
Information Technology	63,892,530	—	—	63,892,530
Materials	18,622,876	—	—	18,622,876
Real Estate	29,609,065	—	—	29,609,065
Telecommunication Services	22,937,971	—	—	22,937,971
Utilities	40,045,743	—	—	40,045,743
Futures	2,008	—	—	2,008
Short-Term Investments
Investment Companies	5,017,829	—	—	5,017,829
Repurchase Agreements	—	4,168,606	—	4,168,606
U.S. Treasury Obligations	—	782,912	—	782,912

Total Assets	$643,569,358	$4,951,518	$—	$648,520,876

Liabilities:
Futures	$(25,208)	$—	$—	$(25,208)

Total Liabilities	$(25,208)	$—	$—	$(25,208)

Total	$643,544,150	$4,951,518	$—	$648,495,668

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$190,940,438
Aggregate gross unrealized depreciation	(21,394,218)

Net unrealized appreciation	$169,546,220

Federal income tax cost of investments	$478,972,648

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.2%)
Brambles Ltd.	1,110,131	$7,930,109
Oil Search Ltd.	1,566,399	8,640,382

		16,570,491

Brazil (0.6%)
Ambev SA (ADR)	1,323,785	7,625,002

Canada (4.3%)
Canadian National Railway Co.	464,693	34,354,754
Element Fleet Management Corp.	540,219	5,000,636
Ritchie Bros Auctioneers, Inc.	242,419	7,978,854
Suncor Energy, Inc.	328,351	10,081,266

		57,415,510

China (3.0%)
Alibaba Group Holding Ltd. (ADR)*	258,356	27,858,528
Baidu, Inc. (ADR)*	70,833	12,220,109

		40,078,637

Denmark (1.5%)
Carlsberg A/S, Class B	125,923	11,628,773
Novo Nordisk A/S, Class B	267,511	9,187,347

		20,816,120

France (16.9%)
Air Liquide SA	164,257	18,767,065
Danone SA	359,574	24,457,924
Dassault Systemes SE	183,597	15,892,184
Essilor International SA	117,762	14,309,086
Kering	73,848	19,100,465
Legrand SA	90,890	5,480,261
L’Oreal SA	153,364	29,474,110
LVMH Moet Hennessy Louis Vuitton SE	162,628	35,713,236
Pernod Ricard SA	264,259	31,263,986
Publicis Groupe SA	140,687	9,832,061
Schneider Electric SE	307,330	22,501,007

		226,791,385

Germany (9.6%)
Bayer AG (Registered)	222,167	25,608,688
Brenntag AG	224,108	12,563,571
Fresenius Medical Care AG & Co. KGaA	213,750	18,025,653
GEA Group AG	244,422	10,388,256
Linde AG	90,433	15,059,579
SAP SE	349,214	34,266,367
Symrise AG	206,397	13,726,290

		129,638,404

Hong Kong (2.9%)
AIA Group Ltd.	5,487,369	34,598,351
Dairy Farm International Holdings Ltd.	455,838	4,146,209

		38,744,560

India (3.2%)
Adani Ports & Special Economic Zone Ltd.*	538,647	2,817,041
HDFC Bank Ltd.	1,342,673	30,348,966
ITC Ltd.	2,171,034	9,371,538

		42,537,545

Ireland (1.0%)
Paddy Power Betfair plc	126,660	13,647,539

Israel (1.8%)
Mellanox Technologies Ltd.*	72,691	3,703,606
Nice Ltd. (ADR)	304,750	20,716,905

		24,420,511

Italy (0.9%)
Prysmian SpA	435,266	11,506,389

Japan (9.2%)
AEON Financial Service Co. Ltd.	467,900	8,813,314
Japan Tobacco, Inc.	471,000	15,306,548
Keyence Corp.	24,500	9,810,563
Nippon Paint Holdings Co. Ltd.	187,600	6,529,686
Obic Co. Ltd.	183,500	8,735,741
Shiseido Co. Ltd.	294,900	7,761,223
SoftBank Group Corp.	173,600	12,259,438
Sundrug Co. Ltd.	412,400	13,835,570
Terumo Corp.	469,500	16,299,448
TOTO Ltd.	297,400	11,232,974
Unicharm Corp.	335,000	8,026,700
Yamato Holdings Co. Ltd.	220,800	4,626,031

		123,237,236

Mexico (0.9%)
Grupo Financiero Banorte SAB de CV, Class O	1,630,751	9,377,434
Grupo Financiero Inbursa SAB de CV, Class O	1,965,031	3,256,815

		12,634,249

Netherlands (1.4%)
Akzo Nobel NV	230,950	19,150,920

Peru (0.8%)
Credicorp Ltd.	64,804	10,582,493

Singapore (1.1%)
DBS Group Holdings Ltd.	1,114,300	15,453,708

South Korea (0.5%)
NAVER Corp.	9,140	6,988,018

Spain (1.6%)
Amadeus IT Group SA	412,723	20,940,330

Sweden (0.8%)
Telefonaktiebolaget LM Ericsson, Class B	1,561,032	10,417,739

Switzerland (14.0%)
Julius Baer Group Ltd.*	231,697	11,565,766
Nestle SA (Registered)	697,486	53,513,502
Novartis AG (Registered)	421,557	31,291,133
Roche Holding AG	197,630	50,470,478
Sika AG	1,336	8,016,133
Sonova Holding AG (Registered)	59,505	8,251,629
UBS Group AG (Registered)	1,540,902	24,659,970

		187,768,611

Taiwan (3.2%)
MediaTek, Inc.	737,000	5,222,213
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,153,432	37,878,707

		43,100,920

United Kingdom (13.4%)
Burberry Group plc	542,781	11,724,067
Compass Group plc	971,595	18,332,709
Croda International plc	222,422	9,931,889
Diageo plc	759,123	21,718,487
Experian plc	464,030	9,464,918
HSBC Holdings plc	2,056,652	16,772,256
Intertek Group plc	284,702	14,032,701
Reckitt Benckiser Group plc	293,995	26,837,713
Rolls-Royce Holdings plc*	1,279,722	12,089,362
Smith & Nephew plc	636,109	9,691,288
Whitbread plc	288,603	14,311,760
WPP plc	706,495	15,508,136

		180,415,286

United States (5.2%)
Accenture plc, Class A	279,609	33,519,527

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Mettler-Toledo International, Inc.*	47,758	$22,871,784
QIAGEN NV*	306,797	8,905,589
Yum China Holdings, Inc.*	161,781	4,400,443

		69,697,343

Total Common Stocks (99.0%) (Cost $1,008,229,614)		1,330,178,946

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	11,579,730	11,583,204

Total Short-Term Investment (0.9%) (Cost $11,581,561)		11,583,204

Total Investments (99.9%) (Cost $1,019,811,175)		1,341,762,150
Other Assets Less Liabilities (0.1%)		1,947,881

Net Assets (100%)		$1,343,710,031

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$142,570,415	10.6%
Consumer Staples	264,967,285	19.7
Energy	18,721,647	1.4
Financials	170,429,710	12.7
Health Care	214,912,123	16.0
Industrials	166,966,228	12.4
Information Technology	248,170,536	18.5
Investment Company	11,583,204	0.9
Materials	91,181,564	6.8
Telecommunication Services	12,259,438	0.9
Cash and Other	1,947,881	0.1

		100.0%

At March 31, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 4/5/17	Brown Brothers Harriman & Co.	584	$439,038	$438,802	$236

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$4,400,443	$138,169,972	$—	142,570,415
Consumer Staples	8,285,962	256,681,323	—	264,967,285
Energy	10,081,266	8,640,381	—	18,721,647
Financials	28,217,377	142,212,333	—	170,429,710
Health Care	22,871,784	192,040,339	—	214,912,123
Industrials	42,333,609	124,632,619	—	166,966,228
Information Technology	135,897,381	112,273,155	—	248,170,536
Materials	—	91,181,564	—	91,181,564
Telecommunication Services	—	12,259,438	—	12,259,438
Forward Currency Contracts	—	236	—	236
Short-Term Investments
Investment Companies	11,583,204	—	—	11,583,204

Total Assets	$263,671,026	$1,078,091,360	$—	$1,341,762,386

Total Liabilities	$—	$—	$—	$—

Total	$263,671,026	$1,078,091,360	$—	$1,341,762,386

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$360,944,387
Aggregate gross unrealized depreciation	(43,324,621)

Net unrealized appreciation	$317,619,766

Federal income tax cost of investments	$1,024,142,384

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (0.7%)
Cooper Tire & Rubber Co.	59,000	$2,616,650
Dana, Inc.	160,900	3,106,979
Gentex Corp.	318,592	6,795,567

		12,519,196

Automobiles (0.3%)
Thor Industries, Inc.	53,930	5,184,291

Distributors (0.3%)
Pool Corp.	46,000	5,489,180

Diversified Consumer Services (0.7%)
DeVry Education Group, Inc.	63,215	2,240,972
Graham Holdings Co., Class B	5,100	3,057,705
Service Corp. International	209,938	6,482,885
Sotheby’s*	51,558	2,344,858

		14,126,420

Hotels, Restaurants & Leisure (2.6%)
Brinker International, Inc.(x)	54,735	2,406,151
Buffalo Wild Wings, Inc.*	20,400	3,116,100
Cheesecake Factory, Inc. (The)	48,463	3,070,616
Churchill Downs, Inc.	13,900	2,208,015
Cracker Barrel Old Country Store, Inc.(x)	26,800	4,267,900
Domino’s Pizza, Inc.	53,954	9,943,721
Dunkin’ Brands Group, Inc.	102,200	5,588,296
International Speedway Corp., Class A	27,581	1,019,118
Jack in the Box, Inc.	35,900	3,651,748
Panera Bread Co., Class A(x)*	24,160	6,326,779
Papa John’s International, Inc.	29,100	2,329,164
Texas Roadhouse, Inc.	70,500	3,139,365
Wendy’s Co. (The)	219,871	2,992,444

		50,059,417

Household Durables (1.6%)
CalAtlantic Group, Inc.(x)	82,000	3,070,900
Helen of Troy Ltd.*	31,400	2,957,880
KB Home(x)	94,170	1,872,100
NVR, Inc.*	3,934	8,288,465
Tempur Sealy International, Inc.(x)*	55,410	2,574,349
Toll Brothers, Inc.*	165,653	5,981,730
TRI Pointe Group, Inc.*	158,800	1,991,352
Tupperware Brands Corp.	57,355	3,597,306

		30,334,082

Internet & Direct Marketing Retail (0.1%)
HSN, Inc.	34,726	1,288,335

Leisure Products (0.6%)
Brunswick Corp.	100,270	6,136,524
Polaris Industries, Inc.(x)	66,646	5,584,935

		11,721,459

Media (1.4%)
AMC Networks, Inc., Class A*	64,865	3,806,278
Cable One, Inc.	5,300	3,309,691
Cinemark Holdings, Inc.	117,904	5,227,864
John Wiley & Sons, Inc., Class A	48,840	2,627,592
Live Nation Entertainment, Inc.*	148,300	4,503,871
Meredith Corp.	40,600	2,622,760
New York Times Co. (The), Class A	136,478	1,965,283
Time, Inc.	112,200	2,171,070

		26,234,409

Multiline Retail (0.3%)
Big Lots, Inc.(x)	50,001	2,434,048
Dillard’s, Inc., Class A(x)	28,700	1,499,288
JC Penney Co., Inc.(x)*	337,354	2,078,101

		6,011,437

Specialty Retail (2.1%)
Aaron’s, Inc.	69,786	2,075,436
American Eagle Outfitters, Inc.(x)	187,909	2,636,363
Cabela’s, Inc.*	57,386	3,047,770
Chico’s FAS, Inc.	146,473	2,079,917
CST Brands, Inc.	83,287	4,005,272
Dick’s Sporting Goods, Inc.	99,186	4,826,391
GameStop Corp., Class A(x)	112,800	2,543,640
Michaels Cos., Inc. (The)*	118,100	2,644,259
Murphy USA, Inc.*	39,800	2,922,116
Office Depot, Inc.	606,400	2,828,856
Sally Beauty Holdings, Inc.*	160,500	3,280,620
Urban Outfitters, Inc.*	100,300	2,383,128
Williams-Sonoma, Inc.	89,892	4,820,009

		40,093,777

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	54,330	4,878,834
Deckers Outdoor Corp.*	35,400	2,114,442
Kate Spade & Co.*	140,500	3,263,815
Skechers U.S.A., Inc., Class A*	148,900	4,087,305

		14,344,396

Total Consumer Discretionary		217,406,399

Consumer Staples (4.4%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A(x)*	10,700	1,547,755

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	43,900	4,927,775
Sprouts Farmers Market, Inc.*	151,100	3,493,432
United Natural Foods, Inc.*	56,634	2,448,288

		10,869,495

Food Products (3.0%)
Dean Foods Co.	99,250	1,951,255
Flowers Foods, Inc.	203,946	3,958,592
Hain Celestial Group, Inc. (The)*	116,100	4,318,920
Ingredion, Inc.	80,743	9,723,879
Lamb Weston Holdings, Inc.	154,400	6,494,064
Lancaster Colony Corp.	21,488	2,768,514
Post Holdings, Inc.*	71,708	6,275,884
Snyder’s-Lance, Inc.	96,100	3,873,791
Tootsie Roll Industries, Inc.(x)	19,418	725,246
TreeHouse Foods, Inc.*	63,300	5,358,978
WhiteWave Foods Co. (The)*	198,995	11,173,570

		56,622,693

Household Products (0.2%)
Energizer Holdings, Inc.	69,988	3,901,831

Personal Products (0.5%)
Avon Products, Inc.*	490,600	2,158,640
Edgewell Personal Care Co.*	64,388	4,709,338
Nu Skin Enterprises, Inc., Class A	56,700	3,149,118

		10,017,096

Total Consumer Staples		82,958,870

Energy (3.3%)
Energy Equipment & Services (1.4%)
Diamond Offshore Drilling, Inc.(x)*	70,500	1,178,055
Dril-Quip, Inc.*	41,185	2,246,642
Ensco plc, Class A	338,400	3,028,680
Nabors Industries Ltd.	322,100	4,209,847
Noble Corp. plc	267,800	1,657,682
Oceaneering International, Inc.	107,496	2,910,992
Oil States International, Inc.*	57,733	1,913,849

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Patterson-UTI Energy, Inc.	187,599	$4,553,027
Rowan Cos., plc, Class A*	139,500	2,173,410
Superior Energy Services, Inc.*	166,816	2,378,796

		26,250,980

Oil, Gas & Consumable Fuels (1.9%)
CONSOL Energy, Inc.*	192,800	3,235,184
Energen Corp.*	108,580	5,911,095
Gulfport Energy Corp.*	180,000	3,094,200
HollyFrontier Corp.	199,852	5,663,806
QEP Resources, Inc.*	263,100	3,344,001
SM Energy Co.	111,189	2,670,760
Western Refining, Inc.	88,100	3,089,667
World Fuel Services Corp.	77,600	2,813,000
WPX Energy, Inc.*	446,500	5,978,635

		35,800,348

Total Energy		62,051,328

Financials (15.9%)
Banks (7.4%)
Associated Banc-Corp.	171,379	4,181,648
BancorpSouth, Inc.	94,789	2,867,367
Bank of Hawaii Corp.	47,178	3,885,580
Bank of the Ozarks, Inc.	101,200	5,263,412
Cathay General Bancorp	82,447	3,106,603
Chemical Financial Corp.	78,100	3,994,815
Commerce Bancshares, Inc.	97,113	5,453,866
Cullen/Frost Bankers, Inc.	63,946	5,689,276
East West Bancorp, Inc.	160,150	8,265,342
First Horizon National Corp.	259,700	4,804,450
FNB Corp.	355,800	5,290,746
Fulton Financial Corp.	191,537	3,418,935
Hancock Holding Co.	95,059	4,329,937
International Bancshares Corp.	64,852	2,295,761
MB Financial, Inc.	78,200	3,348,524
PacWest Bancorp	133,650	7,118,199
PrivateBancorp, Inc.	90,200	5,355,174
Prosperity Bancshares, Inc.	77,339	5,391,302
Signature Bank*	59,600	8,844,044
SVB Financial Group*	58,714	10,926,088
Synovus Financial Corp.	136,100	5,582,822
TCF Financial Corp.	189,316	3,222,158
Texas Capital Bancshares, Inc.*	55,500	4,631,475
Trustmark Corp.	76,263	2,424,401
UMB Financial Corp.	49,000	3,690,190
Umpqua Holdings Corp.	245,500	4,355,170
Valley National Bancorp	298,300	3,519,940
Webster Financial Corp.	103,672	5,187,747
Wintrust Financial Corp.	58,600	4,050,432

		140,495,404

Capital Markets (2.8%)
Eaton Vance Corp.	129,275	5,812,204
FactSet Research Systems, Inc.	44,620	7,358,284
Federated Investors, Inc., Class B	104,775	2,759,774
Janus Capital Group, Inc.	156,534	2,066,249
Legg Mason, Inc.	100,900	3,643,499
MarketAxess Holdings, Inc.	41,800	7,837,082
MSCI, Inc.	101,363	9,851,470
SEI Investments Co.	148,580	7,494,375
Stifel Financial Corp.*	77,000	3,864,630
Waddell & Reed Financial, Inc., Class A	96,351	1,637,967

		52,325,534

Consumer Finance (0.3%)
SLM Corp.*	483,300	5,847,930

Insurance (4.8%)
Alleghany Corp.*	17,337	10,656,360
American Financial Group, Inc.	81,489	7,775,680
Aspen Insurance Holdings Ltd.	66,805	3,477,200
Brown & Brown, Inc.	128,641	5,366,903
CNO Financial Group, Inc.	194,700	3,991,350
Everest Re Group Ltd.	45,920	10,736,554
First American Financial Corp.	123,055	4,833,600
Genworth Financial, Inc., Class A*	563,200	2,320,384
Hanover Insurance Group, Inc. (The)	47,014	4,234,081
Kemper Corp.	54,595	2,178,341
Mercury General Corp.	40,936	2,496,687
Old Republic International Corp.	271,987	5,570,294
Primerica, Inc.	51,400	4,225,080
Reinsurance Group of America, Inc.	71,667	9,100,276
RenaissanceRe Holdings Ltd.	45,800	6,624,970
WR Berkley Corp.	108,501	7,663,426

		91,251,186

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	549,206	7,672,408
Washington Federal, Inc.	99,333	3,287,922

		10,960,330

Total Financials		300,880,384

Health Care (8.0%)
Biotechnology (0.7%)
Bioverativ, Inc.*	120,600	6,567,876
United Therapeutics Corp.*	49,984	6,766,834

		13,334,710

Health Care Equipment & Supplies (3.8%)
ABIOMED, Inc.*	45,600	5,709,120
Align Technology, Inc.*	84,800	9,727,408
Globus Medical, Inc., Class A*	78,500	2,325,170
Halyard Health, Inc.*	52,600	2,003,534
Hill-Rom Holdings, Inc.	65,909	4,653,175
LivaNova plc(x)*	49,000	2,401,490
Masimo Corp.*	50,600	4,718,956
NuVasive, Inc.*	56,200	4,197,016
ResMed, Inc.	159,098	11,450,283
STERIS plc	94,520	6,565,359
Teleflex, Inc.	50,457	9,775,035
West Pharmaceutical Services, Inc.	81,800	6,675,698

		70,202,244

Health Care Providers & Services (1.9%)
HealthSouth Corp.	100,700	4,310,967
LifePoint Health, Inc.*	45,839	3,002,455
MEDNAX, Inc.*	105,544	7,322,642
Molina Healthcare, Inc.*	47,500	2,166,000
Owens & Minor, Inc.	67,398	2,331,971
Tenet Healthcare Corp.*	86,900	1,538,999
VCA, Inc.*	90,089	8,243,143
WellCare Health Plans, Inc.*	49,208	6,899,454

		35,815,631

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	201,500	2,555,020

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class A*	22,984	4,581,631
Bio-Techne Corp.	41,041	4,171,818
Charles River Laboratories International, Inc.*	53,050	4,771,847
PAREXEL International Corp.*	59,400	3,748,734

		17,274,030

Pharmaceuticals (0.6%)
Akorn, Inc.*	97,700	2,352,616
Catalent, Inc.*	140,000	3,964,800
Endo International plc*	219,600	2,450,736

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Prestige Brands Holdings, Inc.*	58,100	$3,228,036

		11,996,188

Total Health Care		151,177,823

Industrials (14.6%)
Aerospace & Defense (2.1%)
B/E Aerospace, Inc.	113,500	7,276,485
Curtiss-Wright Corp.	50,200	4,581,252
Esterline Technologies Corp.*	33,161	2,853,504
Huntington Ingalls Industries, Inc.	51,300	10,272,312
KLX, Inc.*	59,050	2,639,535
Orbital ATK, Inc.	65,121	6,381,858
Teledyne Technologies, Inc.*	39,700	5,020,462

		39,025,408

Airlines (0.4%)
JetBlue Airways Corp.*	379,056	7,812,344

Building Products (0.8%)
AO Smith Corp.	164,900	8,436,284
Lennox International, Inc.	43,264	7,238,067

		15,674,351

Commercial Services & Supplies (1.5%)
Clean Harbors, Inc.*	58,416	3,249,098
Copart, Inc.*	115,018	7,123,065
Deluxe Corp.	53,845	3,885,994
Herman Miller, Inc.	64,666	2,040,212
HNI Corp.	49,148	2,265,231
MSA Safety, Inc.	34,577	2,444,248
Pitney Bowes, Inc.	205,000	2,687,550
Rollins, Inc.	107,130	3,977,737

		27,673,135

Construction & Engineering (1.2%)
AECOM*	172,101	6,125,074
Dycom Industries, Inc.*	35,400	3,290,430
EMCOR Group, Inc.	67,000	4,217,650
Granite Construction, Inc.	42,993	2,157,819
KBR, Inc.	157,561	2,368,142
Valmont Industries, Inc.	25,137	3,908,804

		22,067,919

Electrical Equipment (0.8%)
EnerSys	48,500	3,828,590
Hubbell, Inc.	57,207	6,867,700
Regal Beloit Corp.	49,129	3,716,609

		14,412,899

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	72,034	7,665,138

Machinery (4.7%)
AGCO Corp.	74,398	4,477,272
Crane Co.	55,910	4,183,745
Donaldson Co., Inc.	147,599	6,718,706
Graco, Inc.	63,075	5,937,881
IDEX Corp.	85,698	8,013,619
ITT, Inc.	97,980	4,019,140
Joy Global, Inc.	112,800	3,186,600
Kennametal, Inc.	89,460	3,509,516
Lincoln Electric Holdings, Inc.	69,441	6,031,645
Nordson Corp.	60,183	7,392,880
Oshkosh Corp.	82,921	5,687,551
Terex Corp.	120,152	3,772,773
Timken Co. (The)	78,275	3,538,030
Toro Co. (The)	122,100	7,626,366
Trinity Industries, Inc.	169,692	4,505,323
Wabtec Corp.	98,606	7,691,268
Woodward, Inc.	61,885	4,203,229

		90,495,544

Marine (0.2%)
Kirby Corp.*	60,077	4,238,432

Professional Services (0.7%)
CEB, Inc.	36,088	2,836,517
FTI Consulting, Inc.*	45,757	1,883,816
ManpowerGroup, Inc.	76,116	7,807,218

		12,527,551

Road & Rail (1.0%)
Avis Budget Group, Inc.*	96,200	2,845,596
Genesee & Wyoming, Inc., Class A*	68,647	4,658,385
Landstar System, Inc.	45,867	3,928,509
Old Dominion Freight Line, Inc.	77,900	6,665,903
Werner Enterprises, Inc.	48,726	1,276,621

		19,375,014

Trading Companies & Distributors (0.8%)
GATX Corp.(x)	43,516	2,652,735
MSC Industrial Direct Co., Inc., Class A	49,454	5,081,894
NOW, Inc.*	120,600	2,045,376
Watsco, Inc.	33,523	4,799,823

		14,579,828

Total Industrials		275,547,563

Information Technology (17.5%)
Communications Equipment (1.5%)
ARRIS International plc*	212,100	5,610,045
Brocade Communications Systems, Inc.	459,300	5,732,063
Ciena Corp.*	155,583	3,673,315
InterDigital, Inc.	37,636	3,247,987
NetScout Systems, Inc.*	103,700	3,935,415
Plantronics, Inc.	36,670	1,984,214
ViaSat, Inc.*	59,900	3,822,818

		28,005,857

Electronic Equipment, Instruments & Components (4.4%)
Arrow Electronics, Inc.*	100,055	7,345,038
Avnet, Inc.	145,062	6,638,037
Belden, Inc.	46,400	3,210,416
Cognex Corp.	95,700	8,034,015
Coherent, Inc.*	27,700	5,696,228
IPG Photonics Corp.*	41,500	5,009,050
Jabil Circuit, Inc.	210,200	6,078,984
Keysight Technologies, Inc.*	204,100	7,376,174
Knowles Corp.(x)*	97,000	1,838,150
Littelfuse, Inc.	25,200	4,029,732
National Instruments Corp.	117,229	3,816,976
SYNNEX Corp.	32,900	3,682,826
Tech Data Corp.*	38,807	3,643,977
Trimble, Inc.*	283,470	9,073,875
VeriFone Systems, Inc.*	125,162	2,344,284
Vishay Intertechnology, Inc.	146,620	2,411,899
Zebra Technologies Corp., Class A*	58,408	5,329,730

		85,559,391

Internet Software & Services (0.7%)
j2 Global, Inc.	53,100	4,455,621
LogMeIn, Inc.	59,200	5,772,000
WebMD Health Corp.*	42,966	2,263,449

		12,491,070

IT Services (3.9%)
Acxiom Corp.*	87,371	2,487,452
Broadridge Financial Solutions, Inc.	132,888	9,029,740
Computer Sciences Corp.	157,100	10,841,470
Convergys Corp.	103,864	2,196,724
CoreLogic, Inc.*	96,603	3,933,674
DST Systems, Inc.	35,178	4,309,305

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Gartner, Inc.*	92,889	$10,031,083
Jack Henry & Associates, Inc.	87,207	8,118,972
Leidos Holdings, Inc.	159,450	8,154,273
MAXIMUS, Inc.	73,100	4,546,820
NeuStar, Inc., Class A*	60,795	2,015,354
Science Applications International Corp.	50,228	3,736,963
WEX, Inc.*	42,887	4,438,805

		73,840,635

Semiconductors & Semiconductor Equipment (2.4%)
Cirrus Logic, Inc.*	72,600	4,406,094
Cree, Inc.*	110,352	2,949,709
Cypress Semiconductor Corp.	369,700	5,087,072
First Solar, Inc.(x)*	88,500	2,398,350
Integrated Device Technology, Inc.*	147,641	3,494,662
Microsemi Corp.*	129,800	6,688,594
Monolithic Power Systems, Inc.	41,800	3,849,780
Silicon Laboratories, Inc.*	46,950	3,453,173
Synaptics, Inc.(x)*	39,500	1,955,645
Teradyne, Inc.	225,000	6,997,500
Versum Materials, Inc.*	122,000	3,733,200

		45,013,779

Software (4.0%)
ACI Worldwide, Inc.*	132,240	2,828,614
ANSYS, Inc.*	96,123	10,272,665
Cadence Design Systems, Inc.*	311,980	9,796,172
CDK Global, Inc.	162,300	10,551,122
CommVault Systems, Inc.*	46,940	2,384,552
Fair Isaac Corp.	34,684	4,472,502
Fortinet, Inc.*	167,780	6,434,363
Manhattan Associates, Inc.*	78,700	4,096,335
PTC, Inc.*	128,547	6,755,145
Take-Two Interactive Software, Inc.*	114,100	6,762,707
Tyler Technologies, Inc.*	37,700	5,826,912
Ultimate Software Group, Inc. (The)*	33,400	6,520,014

		76,701,103

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.(x)*	120,920	1,808,963
Diebold Nixdorf, Inc.	83,263	2,556,174
NCR Corp.*	140,230	6,405,707

		10,770,844

Total Information Technology		332,382,679

Materials (7.8%)
Chemicals (3.3%)
Ashland Global Holdings, Inc.	69,080	8,552,795
Cabot Corp.	68,445	4,100,540
Chemours Co. (The)	203,200	7,823,200
Minerals Technologies, Inc.	38,789	2,971,237
NewMarket Corp.	10,318	4,676,427
Olin Corp.	184,182	6,054,062
PolyOne Corp.	91,600	3,122,644
RPM International, Inc.	148,232	8,157,207
Scotts Miracle-Gro Co. (The), Class A	49,665	4,638,214
Sensient Technologies Corp.	49,502	3,923,529
Valspar Corp. (The)	82,175	9,116,494

		63,136,349

Construction Materials (0.3%)
Eagle Materials, Inc.	53,954	5,241,092

Containers & Packaging (1.8%)
AptarGroup, Inc.	70,180	5,403,158
Bemis Co., Inc.	103,400	5,052,124
Greif, Inc., Class A	28,390	1,564,005
Owens-Illinois, Inc.*	183,400	3,737,692
Packaging Corp. of America	105,829	9,696,053
Silgan Holdings, Inc.	43,971	2,610,119
Sonoco Products Co.	110,012	5,821,835

		33,884,986

Metals & Mining (2.1%)
Allegheny Technologies, Inc.(x)	122,700	2,203,692
Carpenter Technology Corp.	51,096	1,905,881
Commercial Metals Co.	129,563	2,478,540
Compass Minerals International, Inc.(x)	37,269	2,528,702
Reliance Steel & Aluminum Co.	81,131	6,492,103
Royal Gold, Inc.	72,805	5,099,990
Steel Dynamics, Inc.	270,723	9,410,331
United States Steel Corp.	196,100	6,630,141
Worthington Industries, Inc.	48,510	2,187,316

		38,936,696

Paper & Forest Products (0.3%)
Domtar Corp.	70,530	2,575,756
Louisiana-Pacific Corp.*	159,166	3,950,500

		6,526,256

Total Materials		147,725,379

Real Estate (9.5%)
Equity Real Estate Investment Trusts (REITs) (9.1%)
American Campus Communities, Inc. (REIT)	147,566	7,022,666
Camden Property Trust (REIT)	97,211	7,821,597
Care Capital Properties, Inc. (REIT)	92,900	2,496,223
CoreCivic, Inc. (REIT)	132,831	4,173,550
Corporate Office Properties Trust (REIT)	111,602	3,694,026
Cousins Properties, Inc. (REIT)	462,399	3,824,040
CyrusOne, Inc. (REIT)	82,100	4,225,687
DCT Industrial Trust, Inc. (REIT)	103,700	4,990,044
Douglas Emmett, Inc. (REIT)	163,700	6,286,080
Duke Realty Corp. (REIT)	395,638	10,393,409
Education Realty Trust, Inc. (REIT)	82,100	3,353,785
EPR Properties (REIT)	70,900	5,220,367
First Industrial Realty Trust, Inc. (REIT)	132,700	3,533,801
GEO Group, Inc. (The) (REIT)	91,600	4,247,492
Healthcare Realty Trust, Inc. (REIT)	128,400	4,173,000
Highwoods Properties, Inc. (REIT)	114,566	5,628,628
Hospitality Properties Trust (REIT)	183,798	5,795,151
Kilroy Realty Corp. (REIT)	109,990	7,928,079
Lamar Advertising Co. (REIT), Class A	92,411	6,906,798
LaSalle Hotel Properties (REIT)	124,100	3,592,695
Liberty Property Trust (REIT)	163,429	6,300,188
Life Storage, Inc. (REIT)	51,800	4,253,816
Mack-Cali Realty Corp. (REIT)	98,948	2,665,659
Medical Properties Trust, Inc. (REIT)	358,800	4,624,932
National Retail Properties, Inc. (REIT)	163,540	7,133,615
Omega Healthcare Investors, Inc. (REIT)	218,050	7,193,470
Potlatch Corp. (REIT)	44,448	2,031,274
Quality Care Properties, Inc. (REIT)*	102,200	1,927,492
Rayonier, Inc. (REIT)	138,885	3,936,001
Senior Housing Properties Trust (REIT)	265,875	5,383,969
Tanger Factory Outlet Centers, Inc. (REIT)	106,500	3,490,005
Taubman Centers, Inc. (REIT)	67,679	4,468,168
Uniti Group, Inc. (REIT)*	154,960	4,005,716
Urban Edge Properties (REIT)	102,000	2,682,600

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Prime Group, Inc. (REIT)	199,589	$1,734,428
Weingarten Realty Investors (REIT)	130,357	4,352,620

		171,491,071

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	52,011	2,315,530
Jones Lang LaSalle, Inc.	50,581	5,637,252

		7,952,782

Total Real Estate		179,443,853

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
Frontier Communications Corp.(x)	1,326,700	2,839,138

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	103,785	2,751,340

Total Telecommunication Services		5,590,478

Utilities (5.4%)
Electric Utilities (1.9%)
Great Plains Energy, Inc.	242,311	7,080,327
Hawaiian Electric Industries, Inc.	121,063	4,032,609
IDACORP, Inc.	56,209	4,663,099
OGE Energy Corp.	223,049	7,802,254
PNM Resources, Inc.	87,415	3,234,355
Westar Energy, Inc.	158,282	8,589,964

		35,402,608

Gas Utilities (2.2%)
Atmos Energy Corp.	118,156	9,333,142
National Fuel Gas Co.	94,770	5,650,187
New Jersey Resources Corp.	97,600	3,864,960
ONE Gas, Inc.	58,600	3,961,360
Southwest Gas Holdings, Inc.	53,700	4,452,267
UGI Corp.	192,055	9,487,517
WGL Holdings, Inc.	56,620	4,672,849

		41,422,282

Multi-Utilities (1.0%)
Black Hills Corp.(x)	58,862	3,912,557
MDU Resources Group, Inc.	218,461	5,979,277
NorthWestern Corp.	54,400	3,193,280
Vectren Corp.	92,742	5,435,609

		18,520,723

Water Utilities (0.3%)
Aqua America, Inc.	198,330	6,376,310

Total Utilities		101,721,923

Total Common Stocks (98.2%) (Cost $1,165,675,065)		1,856,886,679

SHORT-TERM INVESTMENTS:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, IM Shares	32,824,626	32,834,474

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $2,000,132, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $2,040,002.(xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $4,400,323, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $4,488,000.(xx)	4,400,000	4,400,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $1,000,091, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $1,020,002.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $2,400,190, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $2,448,005.(xx)	2,400,000	2,400,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $7,500,813, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $8,234,899.(xx)	7,500,000	7,500,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $134,912, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $137,601.(xx)	134,903	134,903
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $2,100,189, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $2,143,294.(xx)	2,100,000	2,100,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $3,500,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $3,572,156.(xx)	3,500,000	3,500,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $5,000,817, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $5,100,693.(xx)	$5,000,000	$5,000,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $3,000,323, collateralized by various U.S. Government Agency Securities, ranging from 0. 000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $3,060,495.(xx)	3,000,000	3,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $7,000,572, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $7,140,583.(xx)	7,000,000	7,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $1,000,071, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $1,020,072.(xx)	1,000,000	1,000,000
Nomura Securities Co., Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,000,066, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $1,000,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $1,020,001.(xx)	1,000,000	1,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $7,001,103, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $7,140,000.(xx)	7,000,000	7,000,000

Total Repurchase Agreements		48,034,903

U.S. Treasury Obligations (0.1%)
U.S. Treasury Bills
0.77%, 8/3/17(p)#	2,115,000	2,109,374

Total Short-Term Investments (4.4%) (Cost $82,975,880)		82,978,751

Total Investments (102.6%) (Cost $1,248,650,945)		1,939,865,430
Other Assets Less Liabilities (-2.6%)		(49,940,408)

Net Assets (100%)		$1,889,925,022

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,109,374.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2017. (xx) At March 31, 2017, the Portfolio had loaned securities with a total value of $46,870,261. This was secured by cash collateral of $48,034,903 which was subsequently invested in joint repurchase agreements with a total value of $48,034,903, for which the Portfolio has aproportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	217	June-17	$37,217,600	$37,284,940	$67,340

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$217,406,399	$—	$—	$217,406,399
Consumer Staples	82,958,870	—	—	82,958,870
Energy	62,051,328	—	—	62,051,328
Financials	300,880,384	—	—	300,880,384
Health Care	151,177,823	—	—	151,177,823
Industrials	275,547,563	—	—	275,547,563
Information Technology	332,382,679	—	—	332,382,679
Materials	147,725,379	—	—	147,725,379
Real Estate	179,443,853	—	—	179,443,853
Telecommunication Services	5,590,478	—	—	5,590,478
Utilities	101,721,923	—	—	101,721,923
Futures	67,340	—	—	67,340
Short-Term Investments
Investment Companies	32,834,474	—	—	32,834,474
Repurchase Agreements	—	48,034,903	—	48,034,903
U.S. Treasury Obligations	—	2,109,374	—	2,109,374

Total Assets	$1,889,788,493	$50,144,277	$—	$1,939,932,770

Total Liabilities	$—	$—	$—	$—

Total	$1,889,788,493	$50,144,277	$—	$1,939,932,770

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$758,678,762
Aggregate gross unrealized depreciation	(68,405,644)

Net unrealized appreciation	$690,273,118

Federal income tax cost of investments	$1,249,592,312

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreement (7.2%)
Bank of Nova Scotia (The), 0.79%, dated 3/31/17, due 4/3/17, repurchase price 100,006,583, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.625%, maturing 4/30/17-2/15/45; total market value $102,000,069	$100,000,000	$100,000,000

Total Repurchase Agreement		100,000,000

U.S. Government Agency Securities (77.5%)
FFCB
0.69%, 4/13/17(o)(p)	20,000,000	19,995,400
0.68%, 4/17/17(o)(p)	35,000,000	34,989,422
FHLB
0.49%, 4/3/17(o)(p)	59,000,000	58,998,393
0.55%, 4/5/17(o)(p)	125,000,000	124,992,389
0.54%, 4/17/17(o)(p)	150,000,000	149,964,333
0.75%, 4/28/17(o)(p)	160,000,000	159,910,000
0.55%, 5/12/17(o)(p)	48,000,000	47,969,933
0.75%, 5/19/17(o)(p)	100,047,000	99,946,951
0.56%, 5/24/17(o)(p)	117,000,000	116,903,537
0.62%, 5/31/17(o)(p)	121,063,000	120,937,902
0.78%, 6/21/17(o)(p)	55,000,000	54,904,094
0.97%, 8/28/17(l)	15,000,000	15,002,903
FNMA
0.74%, 5/17/17(o)(p)	65,000,000	64,938,539

Total U.S. Government Agency Securities		1,069,453,796

U.S. Treasury Obligations (15.2%)
U.S. Treasury Bills
0.55%, 5/18/17(p)	60,000,000	59,956,838
0.50%, 5/25/17(p)	150,000,000	149,887,500

Total U.S. Treasury Obligations		209,844,338

Total Investments (99.9%) (Amortized Cost $1,379,298,134)		1,379,298,134
Other Assets Less Liabilities (0.1%)		1,901,055

Net Assets (100%)		$1,381,199,189

Federal Income Tax Cost of Investments		$1,379,298,134

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2017.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2017.

(p)	Yield to maturity.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
Repurchase Agreements	$—	$100,000,000	$—	$100,000,000
U.S. Government Agency Securities	—	1,069,453,796	—	1,069,453,796
U.S. Treasury Obligations	—	209,844,338	—	209,844,338

Total Assets	$—	$1,379,298,134	$—	$1,379,298,134

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,379,298,134	$—	$1,379,298,134

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
China (1.4%)
JD.com, Inc. (ADR)*	94,940	$2,953,583

Denmark (0.4%)
FLSmidth & Co. A/S	15,545	831,462

France (8.6%)
Airbus SE	77,469	5,894,991
Kering	14,464	3,741,051
LVMH Moet Hennessy Louis Vuitton SE	23,841	5,235,502
Societe Generale SA	55,474	2,813,993

		17,685,537

Germany (9.0%)
Allianz SE (Registered)	19,911	3,688,509
Bayer AG (Registered)	22,821	2,630,525
Bayerische Motoren Werke AG (Preference)(q)	46,658	3,674,372
Linde AG	10,926	1,819,479
SAP SE	51,998	5,102,266
Siemens AG (Registered)	10,976	1,503,461

		18,418,612

India (3.8%)
DLF Ltd.*	1,473,142	3,372,335
ICICI Bank Ltd. (ADR)	310,225	2,667,935
Zee Entertainment Enterprises Ltd.	207,411	1,710,618

		7,750,888

Italy (1.1%)
Brunello Cucinelli SpA(x)	29,236	696,762
Prysmian SpA	30,823	814,815
Tod’s SpA(x)	9,667	756,441

		2,268,018

Japan (13.9%)
Dai-ichi Life Holdings, Inc.	159,663	2,863,264
FANUC Corp.	8,682	1,779,603
KDDI Corp.	108,947	2,859,455
Keyence Corp.	10,478	4,195,718
Kyocera Corp.	44,740	2,492,387
Murata Manufacturing Co. Ltd.	37,017	5,265,106
Nidec Corp.	43,264	4,117,328
Nintendo Co. Ltd.	5,400	1,253,113
Sumitomo Mitsui Financial Group, Inc.	25,044	909,934
Suzuki Motor Corp.	42,500	1,764,439
TDK Corp.	17,400	1,101,859

		28,602,206

Spain (2.7%)
Banco Bilbao Vizcaya Argentaria SA	162,722	1,262,013
Industria de Diseno Textil SA	117,943	4,157,145

		5,419,158

Sweden (1.4%)
Assa Abloy AB, Class B	142,631	2,933,592

Switzerland (3.1%)
Credit Suisse Group AG (Registered)*	77,480	1,152,550
Roche Holding AG	7,042	1,798,376
UBS Group AG (Registered)	212,990	3,408,606

		6,359,532

United Kingdom (5.5%)
Circassia Pharmaceuticals plc*	310,638	415,469
Earthport plc*	852,230	286,960
International Consolidated Airlines Group SA	177,720	1,177,900
Prudential plc	176,048	3,718,819
TechnipFMC plc*	52,736	1,720,956
Unilever plc	79,688	3,933,240

		11,253,344

United States (46.3%)
3M Co.	16,157	3,091,319
ACADIA Pharmaceuticals, Inc.(x)*	49,940	1,716,937
Adobe Systems, Inc.*	31,500	4,099,095
Aetna, Inc.	36,722	4,683,891
Alphabet, Inc., Class A*	6,327	5,364,030
Alphabet, Inc., Class C*	6,569	5,449,380
Anthem, Inc.	23,235	3,842,604
Biogen, Inc.*	7,620	2,083,460
BioMarin Pharmaceutical, Inc.*	11,260	988,403
Bluebird Bio, Inc.(x)*	10,900	990,810
Blueprint Medicines Corp.*	7,350	293,926
Centene Corp.*	14,520	1,034,695
Citigroup, Inc.	95,786	5,729,919
Colgate-Palmolive Co.	69,663	5,098,635
Emerson Electric Co.	16,888	1,010,916
Facebook, Inc., Class A*	33,295	4,729,555
FNF Group	48,048	1,870,989
Gilead Sciences, Inc.	27,655	1,878,328
Goldman Sachs Group, Inc. (The)	15,348	3,525,743
International Game Technology plc	61,969	1,468,665
Intuit, Inc.	37,335	4,330,487
Ionis Pharmaceuticals, Inc.(x)*	30,520	1,226,904
MacroGenics, Inc.*	37,650	700,290
Maxim Integrated Products, Inc.	91,489	4,113,345
PayPal Holdings, Inc.*	41,857	1,800,688
S&P Global, Inc.	50,964	6,663,033
Sage Therapeutics, Inc.*	18,740	1,331,852
Shire plc	20,318	1,186,524
Tiffany & Co.	31,882	3,038,355
Twitter, Inc.(x)*	79,590	1,189,871
United Parcel Service, Inc., Class B	20,708	2,221,968
Vertex Pharmaceuticals, Inc.*	3,918	428,433
Walt Disney Co. (The)	36,417	4,129,324
Whole Foods Market, Inc.	31,850	946,582
Zimmer Biomet Holdings, Inc.	22,876	2,793,388

		95,052,344

Total Common Stocks (97.2%) (Cost $134,334,709)		199,528,276

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,
6.000%
(Cost $—)	357,569	52,037

SHORT-TERM INVESTMENTS:
Investment Company (2.2%)
JPMorgan Prime Money Market Fund, IM Shares	4,491,263	4,492,610

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.5%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $150,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $153,000.(xx)	$150,000	150,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $700,051, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $714,000.(xx)	$700,000	$700,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $900,098, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%- 6.500%, maturing 7/31/17-5/15/45; total market value $988,188.(xx)	900,000	900,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $400,032, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $408,001.(xx)	400,000	400,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $414,371, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $422,630.(xx)	414,343	414,343
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $400,028, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $408,246.(xx)	400,000	400,000
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $102,062.(xx)	100,000	100,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $1,000,082, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $1,020,083.(xx)	1,000,000	1,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $550,039, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $561,040.(xx)	550,000	550,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $500,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $510,000.(xx)	500,000	500,000

Total Repurchase Agreements		5,114,343

Total Short-Term Investments (4.7%) (Cost $9,606,308)		9,606,953

Total Investments (101.9%) (Cost $143,941,017)		209,187,266
Other Assets Less Liabilities (-1.9%)		(3,866,258)

Net Assets (100%)		$205,321,008

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $4,984,422. This was secured by cash collateral of $5,114,343 which was subsequently invested in joint repurchase agreements with a total value of $5,114,343, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$33,378,294	16.3%
Consumer Staples	9,978,457	4.9
Energy	1,720,956	0.8
Financials	40,275,306	19.6
Health Care	30,024,817	14.6
Industrials	25,377,356	12.4
Information Technology	50,773,858	24.7
Investment Company	4,492,610	2.2
Materials	1,819,479	0.9
Real Estate	3,372,335	1.6
Repurchase Agreements	5,114,343	2.5
Telecommunication Services	2,859,455	1.4
Cash and Other	(3,866,258)	(1.9)

		100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$11,589,927	$21,736,330	$—	$33,326,257
Consumer Staples	6,045,217	3,933,240	—	9,978,457
Energy	—	1,720,956	—	1,720,956
Financials	20,457,619	19,817,687	—	40,275,306
Health Care	23,993,923	6,030,894	—	30,024,817
Industrials	6,324,203	19,053,153	—	25,377,356
Information Technology	31,076,452	19,697,406	—	50,773,858
Materials	—	1,819,479	—	1,819,479
Real Estate	—	3,372,335	—	3,372,335
Telecommunication Services	—	2,859,455	—	2,859,455
Preferred Stocks
Consumer Discretionary	—	52,037	—	52,037
Short-Term Investments
Investment Companies	4,492,610	—	—	4,492,610
Repurchase Agreements	—	5,114,343	—	5,114,343

Total Assets	$103,979,951	$105,207,315	$—	$209,187,266

Total Liabilities	$—	$—	$—	$—

Total	$103,979,951	$105,207,315	$—	$209,187,266

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,955,807
Aggregate gross unrealized depreciation	(3,416,236)

Net unrealized appreciation	$64,539,571

Federal income tax cost of investments	$144,647,695

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.0%)
Ares XXV CLO Ltd.,
Series 2012-3A AR
2.243%, 1/17/24(l)§		$300,000	$300,021
CIFC Funding Ltd.,
Series 2012-2A A1R
2.450%, 12/5/24(l)§		187,703	188,087
Cordatus CLO I plc,
Series 2006-1X A2
0.758%, 1/30/24(l)(m)	GBP	33,899	42,428
Cordatus Loan Fund II plc,
Series 2007-1X A1F
0.000%, 7/25/24(l)(m)	EUR	84,476	89,772
Series 2007-1X A2
0.759%, 7/25/24(l)(m)	GBP	60,409	74,590
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2
2.032%, 9/25/34(l)		$121,154	116,526
CSMC Trust,
Series 2017-1
0.000%, 3/25/21(l)		100,000	100,187
Denali Capital CLO VII Ltd.,
Series 2007-1A A1L
1.271%, 1/22/22(l)§		180,267	179,663
Highlander Euro CDO III BV,
Series 2007-3A A
0.000%, 5/1/23(l)§	EUR	72,116	76,779
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1
1.142%, 5/25/37(l)		$125,268	118,091
JP Morgan Mortgage Acquisition Trust,
Series 2006-NC1 A4
1.152%, 4/25/36(l)		130,088	129,242
Navient Student Loan Trust,
Series 2016-7A A
2.132%, 3/25/66(l)§		97,667	98,889
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
1.452%, 1/25/36(l)		200,000	183,699
Option One Mortgage Loan Trust,
Series 2004-3 M2
1.837%, 11/25/34(l)		28,032	25,992
Penta Clo 2 BV,
Series 2015-2A ANV
1.300%, 8/4/28(l)§	EUR	250,000	267,459
RAAC Trust,
Series 2007-SP3 A1
2.182%, 9/25/47(l)		$49,701	48,991
Symphony CLO VIII LP,
Series 2012-8A AR
2.109%, 1/9/23(l)§		180,854	180,854
US Residential Opportunity Fund II Trust,
Series 2016-3II A
3.598%, 10/27/36(e)§		89,571	89,583
VOLT XL LLC,
Series 2015-NP14 A1
4.375%, 11/27/45(e)§		56,851	57,419
VOLT XLI LLC,
Series 2016-NPL1 A1
4.250%, 2/26/46(e)§		204,859	207,080
VOLT XXXIX LLC,
Series 2015-NP13 A1
4.125%, 10/25/45(e)§		61,932	62,389
Voya CLO Ltd.,
Series 2012-2A AR
2.320%, 10/15/22(l)§		95,791	95,849
WhiteHorse VI Ltd.,
Series 2012-1A A1R
2.235%, 2/3/25(l)§		300,000	299,998

Total Asset-Backed Securities			3,033,588

Collateralized Mortgage Obligations (1.5%)
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
1.268%, 10/19/45(l)		99,495	92,792
GNMA,
Series 2016-H17 FC
1.610%, 8/20/66(l)		296,644	297,512
GSR Mortgage Loan Trust,
Series 2004-12 3A6
3.112%, 12/25/34(l)		26,281	26,868
Series 2005-AR4 6A1
3.217%, 7/25/35(l)		152,338	154,753
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
3.249%, 4/25/35(l)		41,945	42,071
Lehman Mortgage Trust,
Series 2005-3 4A1
5.295%, 1/25/36(l)		37,137	35,382
Sequoia Mortgage Trust,
Series 6 A
1.618%, 4/19/27(l)		293,626	269,015
Trinity Square plc,
Series 2015-1A A
1.507%, 7/15/51(l)§	GBP	166,307	211,472

Total Collateralized Mortgage Obligations			1,129,865

Commercial Mortgage-Backed Security (0.1%)
Morgan Stanley Capital I Trust,
Series 2007-IQ16 A4
5.809%, 12/12/49		$59,571	59,990

Total Commercial Mortgage-Backed Securities			59,990

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Corporate Bonds (4.7%)
Consumer Discretionary (0.4%)
Automobiles (0.1%)
Hyundai Capital America
1.750%, 9/27/19(b)§		$100,000	$98,242

Media (0.3%)
Altice Financing SA
5.250%, 2/15/23§	EUR	200,000	227,036

Total Consumer Discretionary			325,278

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Petrobras Global Finance BV
8.375%, 5/23/21		$200,000	226,005

Total Energy			226,005

Financials (2.7%)
Banks (0.3%)
Nordea Kredit Realkreditaktieselskab
1.000%, 10/1/17	DKK	200,000	28,884
2.000%, 10/1/17		600,000	87,078
2.500%, 10/1/47		95,519	13,906
Santander Holdings USA, Inc.
2.504%, 11/24/17(l)		$100,000	100,705

			230,573

Capital Markets (0.9%)
Deutsche Bank AG
4.250%, 10/14/21§		350,000	358,406
Goldman Sachs Group, Inc. (The)
2.331%, 9/15/20(l)		200,000	202,913
ING Bank NV
2.625%, 12/5/22§		100,000	100,016

			661,335

Consumer Finance (0.3%)
Ally Financial, Inc.
8.000%, 11/1/31		100,000	119,250
Volkswagen Bank GmbH
0.081%, 11/27/17(l)(m)	EUR	100,000	106,703

			225,953

Diversified Financial Services (0.1%)
ARGENT LETRAS DEL TESORO
(Zero Coupon), 9/29/17		$100,000	98,574

Thrifts & Mortgage Finance (1.1%)
BRFkredit A/S
2.000%, 10/1/17	DKK	300,000	43,539
4.000%, 1/1/18		200,000	29,638
2.500%, 10/1/47		96,479	14,043
Nykredit Realkredit A/S
1.000%, 7/1/17		200,000	28,760
1.000%, 10/1/17		900,000	130,049
2.000%, 10/1/17		400,000	58,052
4.000%, 1/1/18		200,000	29,595
2.000%, 4/1/18		400,000	58,777
2.500%, 10/1/47(m)		474,632	69,082
3.000%, 10/1/47		87,187	13,015
Realkredit Danmark A/S
1.000%, 4/1/17		300,000	42,999
2.000%, 4/1/17		400,000	57,351
1.000%, 1/1/18		500,000	72,479
2.000%, 1/1/18		100,000	14,604
1.000%, 4/1/18		500,000	72,700
2.500%, 10/1/47		382,880	55,914

			790,597

Total Financials			2,007,032

Health Care (0.8%)
Health Care Equipment & Supplies (0.5%)
Zimmer Biomet Holdings, Inc.
2.000%, 4/1/18		$400,000	400,658

Pharmaceuticals (0.3%)
Actavis Funding SCS
2.200%, 3/12/18(l)		100,000	100,551
2.350%, 3/12/18		100,000	100,411

			200,962

Total Health Care			601,620

Industrials (0.2%)
Trading Companies & Distributors (0.2%)
International Lease Finance Corp.
8.250%, 12/15/20		100,000	117,611

Total Industrials			117,611

Information Technology (0.1%)
Technology Hardware, Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.
2.450%, 10/5/17		50,000	50,146

Total Information Technology			50,146

Real Estate (0.1%)
Real Estate Management & Development (0.1%)
Vonovia Finance BV
3.200%, 10/2/17(m)		100,000	100,517

Total Real Estate			100,517

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
AT&T, Inc.
1.617%, 1/15/20(l)		100,000	100,667

Total Telecommunication Services			100,667

Total Corporate Bonds			3,528,876

Foreign Government Securities (57.0%)
Australia Government Bond
2.204%, 2/21/22(l)(m)	AUD	200,000	174,201
3.561%, 9/20/25(l)(m)		500,000	536,760
Autonomous Community of Catalonia
4.750%, 6/4/18	EUR	100,000	111,014
Canadian Government Bond
6.663%, 12/1/21(l)	CAD	2,276,301	2,078,985
Canadian Government Real Return Bond
1.681%, 12/1/44(l)		145,661	131,933
1.306%, 12/1/47(l)		525,290	457,577

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Deutsche Bundesrepublik Inflation Linked Bond
0.498%, 4/15/30(l)(m)	EUR	567,199	$703,457
0.100%, 4/15/46(l)(m)		148,584	184,803
France Government Bond OAT
0.261%, 7/25/18(l)(m)		3,773,524	4,148,900
2.752%, 7/25/20(l)(m)		456,220	548,525
0.101%, 3/1/21(l)(m)		401,072	450,433
0.101%, 7/25/21(l)(m)(z)		375,520	423,404
1.196%, 7/25/22(l)(m)(z)		454,560	542,995
0.255%, 7/25/24(l)(m)		800,347	915,899
0.101%, 3/1/28(l)(m)		833,162	920,868
0.705%, 7/25/30(l)(m)(z)		130,651	154,363
2.066%, 7/25/40(l)(m)		244,513	359,729
0.100%, 7/25/47(l)(m)		145,064	145,881
Japanese Government CPI Linked Bond
0.100%, 3/10/26(l)	JPY	139,358,800	1,314,416
Kingdom of Denmark
0.104%, 11/15/23(l)	DKK	6,370,718	980,392
Kingdom of Spain
0.550%, 11/30/19(l)(m)	EUR	642,368	715,465
1.809%, 11/30/24(l)(m)		240,888	288,554
Kingdom of Sweden
0.125%, 6/1/26	SEK	400,000	51,532
Mexican Udibonos
4.500%, 11/22/35(l)	MXN	1,718,444	103,214
New Zealand Government Bond
3.000%, 4/15/20(m)	NZD	100,000	71,342
2.086%, 9/20/25(l)(m)		600,000	439,998
2.545%, 9/20/35(l)(m)		100,000	73,159
Republic of Italy
1.729%, 9/15/18(l)	EUR	1,195,729	1,328,542
0.101%, 5/15/22(l)(m)		737,621	781,284
2.376%, 9/15/24(l)(m)		2,578,714	3,049,149
1.256%, 9/15/32(l)(m)		300,378	314,627
2.700%, 3/1/47(m)		480,000	458,302
Sweden Inflation Linked Bond
0.250%, 6/1/22	SEK	700,000	88,952
United Kingdom Gilt
2.500%, 7/17/24(l)	GBP	22,000	101,745
8.106%, 7/22/30		17,000	79,096
3.250%, 1/22/44(m)		260,000	428,063
United Kingdom Gilt Inflation Linked Bond
0.125%, 3/22/24(l)(m)(z)		2,638,956	3,917,923
0.129%, 3/22/26(l)(m)		514,425	782,387
1.250%, 11/22/32(l)(m)(z)		880,209	1,721,293
0.625%, 11/22/42(l)(m)		18,758	41,318
0.125%, 3/22/44(l)(m)(z)		650,634	1,316,140
0.129%, 3/22/46(l)(m)		1,496,518	3,121,705
0.250%, 3/22/52(l)(m)(z)		441,788	1,061,356
1.722%, 11/22/55(l)(m)		400,890	1,298,648
0.130%, 3/22/58(l)(m)(z)		610,102	1,583,648
0.375%, 3/22/62(l)(m)		89,005	268,601
0.125%, 11/22/65(l)(m)		524,378	1,575,741
0.133%, 3/22/68(l)(m)(z)		246,245	779,257
United Kingdom Treasury Inflation Linked Gilt
2.414%, 11/22/22(l)(m)		9,043	14,458
1.705%, 11/22/27(l)(m)		457,273	793,204
0.140%, 3/22/29(l)(m)		352,513	562,313
0.859%, 3/22/34(l)(m)		223,100	420,291

Total Foreign Government Securities			42,915,842

Mortgage-Backed Security (2.6%)
FNMA
3.000%, 5/25/47 TBA		$1,000,000	989,766
3.500%, 5/25/47 TBA		1,000,000	1,020,898

Total Mortgage-Backed Securities			2,010,664

U.S. Treasury Obligations (57.1%)
U.S. Treasury Bonds
2.375%, 1/15/25 TIPS(l)(z)		3,079,013	3,551,591
2.000%, 1/15/26 TIPS(l)		48,940	55,531
1.750%, 1/15/28 TIPS(l)		1,205,526	1,362,364
3.625%, 4/15/28 TIPS(l)		675,639	897,620
2.500%, 1/15/29 TIPS(l)		1,821,007	2,226,327
2.125%, 2/15/40 TIPS(l)		11,235	14,161
2.125%, 2/15/41 TIPS(l)(v)		299,403	379,433
0.750%, 2/15/42 TIPS(l)		96,723	92,980
0.625%, 2/15/43 TIPS(l)		105,623	98,228
1.375%, 2/15/44 TIPS(l)		1,906,787	2,102,601
0.750%, 2/15/45 TIPS(l)(v)		206,248	196,431
1.000%, 2/15/46 TIPS(l)		1,219,607	1,237,977
2.875%, 11/15/46		20,000	19,411
0.875%, 2/15/47(l)(v)		201,198	198,084
U.S. Treasury Notes
1.625%, 1/15/18 TIPS(l)		115,916	118,272
0.125%, 4/15/18 TIPS(l)		1,487,536	1,499,777
1.375%, 7/15/18 TIPS(l)		56,307	58,216
0.125%, 4/15/19 TIPS(l)		1,502,722	1,524,425
0.125%, 4/15/20 TIPS(l)(z)		5,195,220	5,272,890
1.250%, 7/15/20 TIPS(l)		111,350	117,831
0.125%, 4/15/21 TIPS(l)		2,079,958	2,102,195
0.625%, 7/15/21 TIPS(l)		937,382	972,352
2.125%, 9/30/21(v)		100,000	101,039
0.125%, 1/15/22 TIPS(l)		75,104	75,681
1.875%, 2/28/22(z)		3,100,000	3,093,558
0.125%, 7/15/22 TIPS(l)(v)		242,878	244,818
0.125%, 1/15/23 TIPS(l)		1,593,871	1,593,355
0.375%, 7/15/23 TIPS(l)		1,314,797	1,335,808
0.625%, 1/15/24 TIPS(l)(z)		3,049,398	3,122,254
0.125%, 7/15/24 TIPS(l)(z)		5,583,997	5,531,887
0.250%, 1/15/25 TIPS(l)		676,678	670,903
2.000%, 2/15/25(z)		520,000	508,507
0.375%, 7/15/25 TIPS(l)		460,809	461,929
0.625%, 1/15/26 TIPS(l)		848,260	863,612
0.125%, 7/15/26 TIPS(l)		182,356	177,930
0.375%, 1/15/27 TIPS(l)		1,105,830	1,100,967

Total U.S. Treasury Obligations			42,980,945

Total Long-Term Debt Securities (127.0%) (Cost $91,718,607)			95,659,770

SHORT-TERM INVESTMENTS:
Certificates of Deposit (2.7%)
Barclays Bank plc
1.91%, 9/8/17(l)		200,000	200,506

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
1.80%, 11/6/17(l)	$200,000	$200,536
Mitsubishi UFJ Trust & Banking Corp.
1.87%, 9/19/17(l)	200,000	200,518
Natixis SA
1.85%, 9/25/17(l)	300,000	300,701
Norinchukin Bank
1.73%, 10/11/17(l)	300,000	301,030
Sumitomo Mitsui Banking Corp.
1.83%, 9/15/17(l)	300,000	300,763
Sumitomo Mitsui Trust Bank Ltd.
1.88%, 9/18/17(l)	400,000	401,353
1.72%, 10/6/17(l)	100,000	100,335

Total Certificates of Deposit		2,005,742

Foreign Government Treasury Bills (7.3%)
Argentina Treasury Bills
4.99%, 5/26/17(p)	100,000	99,240
3.96%, 9/15/17(p)	100,000	98,211
Federative Republic of Brazil
0.00%, 10/1/17(p)	5,200,000	1,580,854
0.00%, 1/1/18(p)	5,800,000	1,727,264
Japanese Treasury Bills
0.14%, 4/10/17(p)	140,000,000	1,257,475
(0.10)%, 5/8/17(p)	50,000,000	449,163
Mexico Cetes
0.00%, 5/25/17(p)	6,130,000	32,405
0.00%, 8/17/17(p)	47,900,000	249,063

Total Foreign Government Treasury Bills		5,493,675

	Number of Shares	Value (Note 1)
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	551,755	551,920

Total Short-Term Investments (10.7%) (Cost $7,842,120)		8,051,337

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
90 Day Sterling
June 2017 @ $98.50*	17	—
Eurodollar
April 2017 @ $98.50*	63	394
April 2017 @ $98.63*	125	781

Total Options Purchased (0.0%) (Cost $7,106)		1,175

Total Investments Before Options Written (137.7%) (Cost $99,567,833)		103,712,282

OPTIONS WRITTEN:
Call Options Written (0.0%)
10 Year U.S. Treasury Notes
May 2017 @ $124.50*	(14)	(12,906)
May 2017 @ $125.00*	(8)	(5,625)

		(18,531)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
May 2017 @ $122.50*	(28)	(6,125)
May 2017 @ $123.00*	(6)	(1,875)
90 Day Sterling
June 2017 @ $98.00*	(17)	—

		(8,000)

Total Options Written (0.0%) (Premiums Received $39,920)		(26,531)

Total Investments after Options Written (137.7%) (Cost $99,527,913)		103,685,751
Other Assets Less Liabilities (-37.7%)		(28,372,971)

Net Assets (100%)		$75,312,780

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $3,099,242 or 4.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2017, the market value of these securities amounted to $98,242 or 0.1% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2017. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2017.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2017, the market value of these securities amounted to $36,571,536 or 48.6% of net assets.

(p)	Yield to maturity.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $891,294.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Denmark Krone

EUR — European Currency Unit

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

SEK — Swedish Krona

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.3%
Australia	0.9
Brazil	4.7
Canada	3.5
Cayman Islands	1.7
Denmark	2.5
France	11.8
Germany	1.9
Ireland	0.3
Italy	7.9
Japan	5.7
Luxembourg	0.3
Mexico	0.5
Netherlands	0.5
New Zealand	0.8
Spain	1.5
Sweden	0.2
United Kingdom	27.2
United States	65.5
Cash and Other	(37.7)

100.0%

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	33	June-17	$4,094,947	$4,110,562	$15,615
Euro-Bund	5	June-17	856,563	861,014	4,451

					$20,066

Sales
2 Year U.S. Treasury Notes	63	June-17	$13,623,777	$13,636,547	$(12,770)
5 Year U.S. Treasury Notes	61	June-17	7,146,567	7,181,320	(34,753)
Euro-BTP	10	June-17	1,392,192	1,394,201	(2,009)
Euro-OAT	1	June-17	156,978	156,862	116
U.S. Treasury Long Bond	29	June-17	4,363,195	4,374,469	(11,274)

					$(60,690)

					$(40,624)

At March 31, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 4/4/17	Bank of America	3	$1,004	$1,000	$4
Brazilian Real vs. U.S. Dollar, expiring 4/4/17	Credit Suisse	346	110,436	110,000	436
Brazilian Real vs. U.S. Dollar, expiring 4/4/17	Deutsche Bank AG	92	29,376	29,433	(57)
Brazilian Real vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	2,800	894,398	867,545	26,853
Brazilian Real vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	1,900	606,912	582,197	24,715
Brazilian Real vs. U.S. Dollar, expiring 5/3/17	Deutsche Bank AG	441	139,888	138,085	1,803
British Pound vs. U.S. Dollar, expiring 4/4/17	Credit Suisse	266	333,271	324,533	8,738
British Pound vs. U.S. Dollar, expiring 4/4/17	Credit Suisse	180	225,522	220,690	4,832
British Pound vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	170	212,993	212,102	891
Chinese Renminbi vs. U.S. Dollar, expiring 5/19/17	Credit Suisse	4,912	710,759	705,000	5,759
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	900	129,058	131,289	(2,231)
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	7,969	1,142,691	1,163,140	(20,449)
Danish Krone vs. U.S. Dollar, expiring 10/2/17	JPMorgan Chase Bank	2,474	358,213	360,645	(2,432)
European Union Euro vs. U.S. Dollar, expiring 4/4/17	Bank of America	55	58,674	58,554	120
European Union Euro vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	128	136,550	134,959	1,591
Japanese Yen vs. U.S. Dollar, expiring 4/4/17	Bank of America	149,700	1,344,651	1,346,223	(1,572)
Mexican Peso vs. U.S. Dollar, expiring 4/17/17	JPMorgan Chase Bank	3,660	195,094	185,291	9,803
Russian Ruble vs. U.S. Dollar, expiring 5/24/17	Credit Suisse	10,894	191,238	180,826	10,412

					$69,216

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	928	$710,053	$708,992	$1,061
Brazilian Real vs. U.S. Dollar, expiring 4/4/17	Deutsche Bank AG	441	138,955	140,815	(1,860)
Brazilian Real vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	1,700	489,350	543,027	(53,677)
Brazilian Real vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	1,300	372,616	415,256	(42,640)
Brazilian Real vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	1,700	493,111	543,027	(49,916)
Brazilian Real vs. U.S. Dollar, expiring 10/3/17	JPMorgan Chase Bank	2,300	676,470	705,931	(29,461)
Brazilian Real vs. U.S. Dollar, expiring 10/3/17	JPMorgan Chase Bank	2,900	862,710	890,087	(27,377)
Brazilian Real vs. U.S. Dollar, expiring 1/3/18	Deutsche Bank AG	700	193,996	211,355	(17,359)
Brazilian Real vs. U.S. Dollar, expiring 1/3/18	Deutsche Bank AG	2,100	555,908	634,064	(78,156)
Brazilian Real vs. U.S. Dollar, expiring 1/3/18	Deutsche Bank AG	2,200	619,427	664,257	(44,830)
Brazilian Real vs. U.S. Dollar, expiring 1/3/18	JPMorgan Chase Bank	800	221,147	241,548	(20,401)
British Pound vs. U.S. Dollar, expiring 4/4/17	Bank of America	621	759,230	778,051	(18,821)
British Pound vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	8,139	10,028,959	10,197,353	(168,394)
British Pound vs. U.S. Dollar, expiring 5/2/17	JPMorgan Chase Bank	8,144	10,159,225	10,210,299	(51,074)
Canadian Dollar vs. U.S. Dollar, expiring 4/4/17	Bank of America	3,631	2,725,200	2,730,383	(5,183)
Canadian Dollar vs. U.S. Dollar, expiring 5/2/17	JPMorgan Chase Bank	3,631	2,723,994	2,731,505	(7,511)
Chinese Renminbi vs. U.S. Dollar, expiring 5/19/17	Bank of America	4,913	704,833	710,897	(6,064)
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	204	30,947	29,311	1,636
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	507	76,897	72,645	4,252
Danish Krone vs. U.S. Dollar, expiring 4/3/17	JPMorgan Chase Bank	6,415	930,519	919,898	10,621
Danish Krone vs. U.S. Dollar, expiring 7/3/17	Bank of America	7,969	1,168,342	1,148,050	20,292
Danish Krone vs. U.S. Dollar, expiring 7/3/17	JPMorgan Chase Bank	202	30,790	29,102	1,688
Danish Krone vs. U.S. Dollar, expiring 10/2/17	Bank of America	2,327	338,769	336,929	1,840
Danish Krone vs. U.S. Dollar, expiring 10/2/17	JPMorgan Chase Bank	1,927	295,376	279,012	16,364
Danish Krone vs. U.S. Dollar, expiring 10/2/17	JPMorgan Chase Bank	210	32,186	30,406	1,780
Danish Krone vs. U.S. Dollar, expiring 10/3/17	JPMorgan Chase Bank	410	62,376	59,368	3,008
Danish Krone vs. U.S. Dollar, expiring 1/2/18	Bank of America	1,023	149,649	148,983	666
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	900	133,983	131,850	2,133
European Union Euro vs. U.S. Dollar, expiring 4/4/17	Bank of America	15,059	15,973,896	16,065,215	(91,319)
European Union Euro vs. U.S. Dollar, expiring 4/4/17	Bank of America	189	199,191	201,625	(2,434)
European Union Euro vs. U.S. Dollar, expiring 4/4/17	Bank of America	189	199,793	201,625	(1,832)
European Union Euro vs. U.S. Dollar, expiring 5/2/17	Bank of America	15,254	16,395,833	16,293,646	102,187

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 4/4/17	Bank of America	149,700	$1,317,525	$1,344,651	$(27,126)
Japanese Yen vs. U.S. Dollar, expiring 4/10/17	Bank of America	140,000	1,206,897	1,257,765	(50,868)
Japanese Yen vs. U.S. Dollar, expiring 5/2/17	Bank of America	149,700	1,347,635	1,346,174	1,461
Japanese Yen vs. U.S. Dollar, expiring 5/8/17	Bank of America	10,000	88,743	89,945	(1,202)
Japanese Yen vs. U.S. Dollar, expiring 5/8/17	JPMorgan Chase Bank	40,000	355,082	359,780	(4,698)
Mexican Peso vs. U.S. Dollar, expiring 4/17/17	Bank of America	1,889	91,914	100,680	(8,766)
Mexican Peso vs. U.S. Dollar, expiring 5/25/17	Bank of America	613	30,148	32,478	(2,330)
Mexican Peso vs. U.S. Dollar, expiring 8/17/17	Credit Suisse	4,790	239,791	250,602	(10,811)
New Zealand Dollar vs. U.S. Dollar, expiring 4/4/17	Bank of America	909	645,901	637,209	8,692
Swedish Krona vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	1,170	129,442	130,571	(1,129)

					$(647,558)

					$(578,342)

Options Written:

Options written for the three months ended March 31, 2017 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2017	20	$1,687
Options Written	68	46,278
Options Terminated in Closing Purchase Transactions	(15)	(8,045)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - March 31, 2017	73	$39,920

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,033,588	$—	$3,033,588
Collateralized Mortgage Obligations	—	1,129,865	—	1,129,865
Commercial Mortgage-Backed Securities	—	59,990	—	59,990
Corporate Bonds
Consumer Discretionary	—	325,278	—	325,278
Energy	—	226,005	—	226,005
Financials	—	2,007,032	—	2,007,032
Health Care	—	601,620	—	601,620
Industrials	—	117,611	—	117,611
Information Technology	—	50,146	—	50,146
Real Estate	—	100,517	—	100,517
Telecommunication Services	—	100,667	—	100,667
Foreign Government Securities	—	42,915,842	—	42,915,842
Forward Currency Contracts	—	273,638	—	273,638
Futures	20,182	—	—	20,182
Mortgage-Backed Securities	—	2,010,664	—	2,010,664
Options Purchased
Put Options Purchased	1,175	—	—	1,175
Short-Term Investments
Certificates of Deposit	—	2,005,742	—	2,005,742
Foreign Government Treasury Bills	—	5,493,675	—	5,493,675
Investment Companies	551,920	—	—	551,920
U.S. Treasury Obligations	—	42,980,945	—	42,980,945

Total Assets	$573,277	$103,432,825	$—	$104,006,102

Liabilities:
Forward Currency Contracts	$—	$(851,980)	$—	$(851,980)
Futures	(60,806)	—	—	(60,806)
Options Written
Call Options Written	(18,531)	—	—	(18,531)
Put Options Written	(8,000)	—	—	(8,000)

Total Liabilities	$(87,337)	$(851,980)	$—	$(939,317)

Total	$485,940	$102,580,845	$—	$103,066,785

There were no transfers between Levels 1, 2 and 3 during the three months ended March 31, 2017

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,923,723
Aggregate gross unrealized depreciation	(1,878,299)

Net unrealized appreciation	$2,045,424

Federal income tax cost of investments	$101,666,858

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (11.2%)
American Airlines Pass-Through Trust,
Series B
4.950%, 2/15/25	$4,000,000	$4,077,600
Arkansas Student Loan Authority,
Series 2010-1 A
1.952%, 11/25/43(l)	1,216,248	1,216,504
Chase Issuance Trust,
Series 2016-A1 A
1.322%, 5/17/21(l)	3,000,000	3,016,475
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
1.062%, 1/25/37(l)	56,498	36,419
Colony Starwood Homes Trust,
Series 2016-1A A
2.443%, 7/17/33(l)§	3,988,737	4,021,337
CSMC Trust,
Series 2017-1
0.000%, 3/25/21(l)	3,500,000	3,506,551
Discover Card Execution Note Trust,
Series 2017-A1 A1
1.402%, 7/15/24(l)	6,500,000	6,530,531
Drug Royalty II LP 2,
Series 2014-1 A1
3.873%, 7/15/23(b)(l)§	973,401	979,564
Edsouth Indenture No. 3 LLC,
Series 2012-2 A
1.712%, 4/25/39(l)§	1,304,957	1,300,189
EFS Volunteer LLC,
Series 2010-1 A1
1.888%, 10/26/26(l)§	46,272	46,313
Federal Express Corp. 1998 Pass-Through Trust,
Series 981A
6.720%, 1/15/22	3,177,560	3,509,192
Ford Credit Auto Lease Trust,
Series 2017-A A1
1.100%, 4/15/18	10,000,000	10,000,615
Ford Credit Auto Owner Trust,
Series 2015-C A2A
0.950%, 8/15/18	437,413	437,329
GSAA Trust,
Series 2007-6 A4
1.282%, 5/25/47(l)	251,107	193,697
Invitation Homes Trust,
Series 2015-SFR3 A
2.243%, 8/17/32(l)§	4,413,205	4,436,328
Massachusetts Educational Financing Authority,
Series 2008-1 A1
1.988%, 4/25/38(l)	250,183	252,419
National Collegiate Student Loan Trust,
Series 2005-1 A4
1.222%, 11/27/28(l)	233,436	232,349
Navient Private Education Loan Trust,
Series 2014-CTA A
1.612%, 9/16/24(l)§	2,249,302	2,252,990
Series 2015-AA A1
1.412%, 12/15/21(l)§	120,329	120,302
Series 2015-AA A2A
2.650%, 12/15/28(b)§	1,000,000	996,694
Navient Student Loan Trust,
Series 2015-2 A2
1.402%, 8/27/29(l)	11,000,000	11,015,703
Series 2016-6A A1
1.462%, 3/25/66(l)§	5,286,943	5,298,408
Series 2016-7A A
2.132%, 3/25/66(l)§	2,930,003	2,966,669
NCUA Guaranteed Notes Trust,
Series 2010-A1 A
1.208%, 12/7/20(l)	753,871	754,357
Nelnet Student Loan Trust,
Series 2005-3 A5
1.276%, 12/24/35(l)	5,210,584	5,099,372
Series 2013-5A A
1.612%, 1/25/37(l)§	2,311,603	2,303,829
Series 2016-1A A
1.782%, 9/25/65(l)§	2,818,489	2,832,749
Northstar Education Finance, Inc.,
Series 2012-1 A
1.682%, 12/26/31(l)§	1,786,507	1,780,806
Northwest Airlines Pass-Through Trust,
Series 02-1 G2
6.264%, 11/20/21	320,929	342,175
OneMain Financial Issuance Trust,
Series 2015-2A A
2.570%, 7/18/25§	9,000,000	9,019,732
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1
2.128%, 10/1/35(l)	717,849	728,495
PHEAA Student Loan Trust,
Series 2016-2A A
1.932%, 11/25/65(l)§	4,586,487	4,595,088
SBA Small Business Investment Cos.,
Series 2008-P10A 1
5.902%, 2/10/18	42,910	44,294
SBA Tower Trust,
3.598%, 4/15/18(b)§	1,300,000	1,300,303
2.240%, 4/16/18(b)§	1,000,000	1,000,127
2.898%, 10/15/19(b)§	2,600,000	2,608,079
SLC Student Loan Trust,
Series 2005-3 A3
1.251%, 6/15/29(l)	3,760,000	3,715,596
Series 2006-2 A5
1.231%, 9/15/26(l)	10,906,439	10,859,787
SLM Student Loan Trust,
Series 2005-3 A5
1.128%, 10/25/24(l)	6,613,987	6,595,940
Series 2005-7 A4
1.188%, 10/25/29(l)	3,600,000	3,564,369
Series 2008-9 A
2.538%, 4/25/23(l)	5,662,682	5,771,752
Series 2010-1 A
1.382%, 3/25/25(l)	4,219,077	4,132,435
Series 2013-3 A2
1.282%, 5/26/20(l)	2,731,894	2,731,027
SMB Private Education Loan Trust,
Series 2015-A A2B
1.912%, 6/15/27(l)§	10,600,000	10,518,882
Series 2016-C A2A
2.340%, 9/15/34§	7,000,000	6,842,589

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
SoFi Professional Loan Program LLC,
Series 2015-D A2
2.720%, 10/27/36§	$488,748	$491,154
Series 2016-E A1
1.832%, 7/25/39(l)§	895,987	897,894
United States Small Business Administration,
Series 2003-20I 1
5.130%, 9/1/23	2,022	2,159
Series 2004-20C 1
4.340%, 3/1/24	22,262	23,411
Series 2005-20B 1
4.625%, 2/1/25	26,353	27,688
Series 2008-20G 1
5.870%, 7/1/28	2,533,088	2,801,146
Series 2008-20H 1
6.020%, 8/1/28	1,952,623	2,181,874

Total Asset-Backed Securities		160,011,287

Collateralized Mortgage Obligations (8.0%)
Alternative Loan Trust,
Series 2005-61 2A1
1.058%, 12/25/35(l)	10,720	9,457
Series 2005-62 2A1
1.638%, 12/25/35(l)	66,712	59,748
Series 2006-OA22 A1
1.142%, 2/25/47(l)	282,956	242,980
Series 2007-OA7 A1A
1.162%, 5/25/47(l)	63,124	53,082
American Home Mortgage Assets Trust,
Series 2006-1 2A1
1.172%, 5/25/46(l)	3,703,688	3,090,668
Banc of America Mortgage Trust,
Series 2004-1 5A1
6.500%, 9/25/33	3,893	3,943
BCAP LLC Trust,
Series 2006-AA2 A1
1.152%, 1/25/37(l)	369,901	309,406
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2 A1
3.260%, 3/25/35(l)	29,884	30,402
Bear Stearns ALT-A Trust,
Series 2005-4 1A1
1.422%, 4/25/35(l)	740,067	710,739
Series 2005-7 22A1
3.272%, 9/25/35(l)	908,254	797,761
Bear Stearns ARM Trust,
Series 2002-11 1A2
3.629%, 2/25/33(l)	4,577	4,493
Series 2003-3 3A2
3.111%, 5/25/33(l)	22,367	22,769
Series 2003-8 2A1
3.552%, 1/25/34(l)	2,194	2,277
Series 2003-8 4A1
3.362%, 1/25/34(l)	9,827	10,093
Series 2004-10 15A1
3.352%, 1/25/35(l)	55,217	56,803
Series 2004-10 21A1
3.487%, 1/25/35(l)	812,946	828,458
Series 2005-2 A2
3.636%, 3/25/35(l)	7,840	7,894
Series 2005-5 A1
2.580%, 8/25/35(l)	52,224	52,466
Series 2005-5 A2
2.820%, 8/25/35(l)	171,443	175,832
Series 2007-3 1A1
3.433%, 5/25/47(l)	2,643,138	2,545,219
CHL Mortgage Pass-Through Trust,
Series 2002-30 M
3.332%, 10/19/32(l)	2,657	2,189
Series 2003-HYB3 7A1
3.134%, 11/19/33(l)	8,024	7,998
Series 2004-12 11A1
3.155%, 8/25/34(l)	144,706	136,323
Series 2005-3 1A2
1.562%, 4/25/35(l)	119,764	106,917
Series 2005-25 A11
5.500%, 11/25/35	208,864	191,832
Citigroup Mortgage Loan Trust,
Series 2005-6 A1
2.690%, 9/25/35(l)	12,890	13,025
Series 2005-6 A2
2.760%, 9/25/35(l)	57,081	58,238
Series 2005-11 A1A
3.040%, 5/25/35(l)	10,080	10,263
Series 2005-11 A2A
2.930%, 10/25/35(l)	194,708	198,080
Series 2005-12 2A1
1.578%, 8/25/35(l)§	414,458	380,864
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
1.423%, 3/25/32(l)§	599	565
CSMC Trust,
Series 2017-HD,
0.000%, 2/15/31(l)	5,000,000	5,000,244
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2003-3 3A1
5.000%, 10/25/18	55,920	55,715
Series 2005-AR2 7A1
3.079%, 10/25/35(l)	72,941	62,180
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
1.082%, 10/25/36(l)	1,301	873

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC,
Series 2142 Z
6.500%, 4/15/29	$5,408	$6,159
Series 2411 FJ
1.262%, 12/15/29(l)	997	999
Series 3017 CF
1.212%, 8/15/25(l)	817,062	817,614
Series 3222 FN
1.312%, 9/15/36(l)	29,116	29,178
Series 3241 FM
1.292%, 11/15/36(l)	16,152	16,143
Series 3245 NF
1.392%, 11/15/36(l)	535,383	537,040
Series 3335 AF
1.062%, 10/15/20(l)	130,066	130,044
Series 3807 FM
1.412%, 2/15/41(l)	647,078	650,448
Series 3850 FC
1.332%, 4/15/41(l)	461,821	462,133
Series 3898 TF
1.412%, 7/15/39(l)	103,829	104,041
Series 3927 FH
1.362%, 9/15/41(l)	968,021	968,448
Series 4283 JF
1.312%, 12/15/43(l)	5,237,137	5,231,302
Series T-57 1A1
6.500%, 7/25/43	4,127	4,718
Series T-62 1A1
1.814%, 10/25/44(l)	358,650	360,342
FHLMC Structured Pass Through Securities,
Series T-63 1A1
1.814%, 2/25/45(l)	465,818	465,852
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
3.017%, 6/25/34(l)	60,453	61,016
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
2.971%, 8/25/35(l)	97,212	87,265
FNMA,
Series 2003-W8 3F2
1.332%, 5/25/42(l)	21,147	21,006
Series 2005-38 F
1.282%, 5/25/35(l)	45,200	45,055
Series 2006-118 A2
1.042%, 12/25/36(l)	214,392	209,922
Series 2006-5 3A2
2.998%, 5/25/35(l)	115,452	121,507
Series 2007-109 GF
1.662%, 12/25/37(l)	1,202,002	1,215,926
Series 2007-114 A6
1.182%, 10/27/37(l)	9,246	9,229
Series 2010-74 AF
1.522%, 7/25/37(l)	454,204	456,706
Series 2011-86 KF
1.532%, 9/25/41(l)	1,766,247	1,776,464
Series 2011-86 NF
1.532%, 9/25/41(l)	1,039,938	1,046,105
Series 2012-65 FA
1.432%, 6/25/42(l)	755,477	754,934
Series 2016-11 AF
1.280%, 3/25/46(l)	10,280,620	10,280,782
Series 2016-84 DF
1.200%, 11/25/46(l)	2,671,231	2,665,109
Series 2016-97 CF
1.200%, 12/25/56(l)	5,038,518	5,026,965
GNMA,
Series 2012-H08 FC
1.350%, 4/20/62(l)	3,069,397	3,064,974
Series 2012-H11 FA
1.480%, 2/20/62(l)	7,805,268	7,826,093
Series 2012-H12 FA
1.330%, 4/20/62(l)	3,886,924	3,878,879
Series 2012-H12 FB
1.830%, 2/20/62(l)	3,782,728	3,833,123
Series 2015-H32 FA
1.530%, 12/20/65(l)	4,911,837	4,905,005
Series 2016-180 WF
1.240%, 9/20/45(l)	1,299,763	1,300,425
Series 2016-H14 FA
1.580%, 6/20/66(l)	4,001,525	4,006,740
Series 2016-H17 FK
1.630%, 7/20/66(l)	998,208	1,002,410
Series 2016-H20 PT
3.829%, 9/20/66(l)	3,983,044	4,398,999
Series 2017-H07 FG
1.271%, 2/20/67(l)	14,000,000	13,975,938
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
1.252%, 11/25/45(l)	21,152	18,621
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
3.087%, 9/25/35(l)	49,507	51,257
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
1.418%, 5/19/35(l)	15,373	13,970
Series 2006-1 2A1A
1.218%, 3/19/36(l)	116,525	86,151

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
3.024%, 12/25/34(l)	$81,569	$78,765
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
3.050%, 11/21/34(l)	48,574	50,999
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	717,297	759,770
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
1.612%, 11/15/31(l)	22,291	20,864
Merrill Lynch Mortgage Investors Trust,
Series 2005-2 1A
2.543%, 10/25/35(l)	399,172	395,264
Series 2005-2 2A
2.710%, 10/25/35(l)	447,522	458,490
Series 2005-2 3A
1.784%, 10/25/35(l)	71,744	68,627
Series 2005-3 4A
1.232%, 11/25/35(l)	41,757	39,584
Series 2005-3 5A
1.232%, 11/25/35(l)	69,374	64,519
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
1.352%, 12/15/30(l)	7,489	7,103
NCUA Guaranteed Notes Trust,
Series 2010-R3 2A
1.337%, 12/8/20(l)	5,661,972	5,687,627
RALI Trust,
Series 2005-QO1 A1
1.282%, 8/25/35(l)	24,349	18,843
RBSSP Resecuritization Trust,
Series 2009-12 16A1
3.240%, 10/25/35(l)§	4,757,997	4,884,583
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
1.322%, 6/25/35(l)§	27,507	25,153
Securitized Asset Sales, Inc.,
Series 1993-6 A5
0.473%, 11/26/23(l)	720	708
Sequoia Mortgage Trust,
Series 10 2A1
1.738%, 10/20/27(l)	2,672	2,539
Series 2003-4 2A1
1.328%, 7/20/33(l)	1,030,843	957,538
Series 2005-2 A2
1.614%, 3/20/35(l)	1,145,897	1,053,377
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
3.379%, 2/25/34(l)	51,201	52,472
Series 2004-19 2A1
2.014%, 1/25/35(l)	20,883	17,476
Series 2005-17 3A1
3.255%, 8/25/35(l)	76,060	71,725
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
1.638%, 10/19/34(l)	41,119	39,584
Series 2005-AR5 A1
1.228%, 7/19/35(l)	90,628	83,122
Series 2005-AR5 A2
1.228%, 7/19/35(l)	92,847	87,855
Series 2006-AR4 2A1
1.172%, 6/25/36(l)	27,002	22,730
Series 2006-AR5 1A1
1.192%, 5/25/36(l)	910,669	720,656
WaMu Mortgage Pass-Through Trust,
Series 2002-AR2 A
1.866%, 2/27/34(l)	2,363	2,263
Series 2002-AR17 1A
1.838%, 11/25/42(l)	4,113	3,915
Series 2003-AR1 A5
2.732%, 3/25/33(l)	370,310	383,319
Series 2004-AR1 A
3.137%, 3/25/34(l)	637,897	663,322
Series 2005-AR13 A1A1
1.272%, 10/25/45(l)	97,871	93,524
Series 2005-AR15 A1A1
1.242%, 11/25/45(l)	25,290	24,120
Series 2006-AR3 A1A
1.638%, 2/25/46(l)	40,261	38,936
Series 2006-AR7 3A
2.116%, 7/25/46(l)	115,035	107,968
Series 2006-AR15 2A
2.116%, 11/25/46(l)	21,951	19,492
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1
3.044%, 9/25/34(l)	16,833	17,584
Series 2007-10 1A22
1.482%, 7/25/37(l)	335,118	291,402

Total Collateralized Mortgage Obligations		114,480,651

Commercial Mortgage-Backed Securities (3.1%)
BAMLL Commercial Mortgage Securities Trust,
Series 2014-FL1 A
2.312%, 12/15/31(l)§	2,000,000	2,001,626
Banc of America Commercial Mortgage Trust,
Series 2007-4 A4
5.894%, 2/10/51(l)	222,771	225,335
Bancorp Commercial Mortgage Trust,
Series 2016-CRE1 A
2.342%, 11/15/33(l)§	3,000,000	3,007,042
BBCMS Trust,
Series 2015-RRI A
2.062%, 5/15/32(l)§	5,738,070	5,745,832
Series 2015-SLP A
2.022%, 2/15/28(l)§	12,475,528	12,491,524
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH A
2.312%, 12/15/27(l)§	2,609,794	2,616,216
Credit Suisse Commercial Mortgage Trust,
Series 2007-C5 A4
5.695%, 9/15/40(l)	2,357,443	2,376,216
DBUBS Mortgage Trust,
Series 2011-LC3A A4
4.551%, 8/10/44	4,900,000	5,248,256

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC,
Series K004 AX1
1.285%, 8/25/19 IO(l)	$62,176,325	$1,712,591
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 A4
5.543%, 12/10/49	5,964	5,964
Hudsons Bay Simon JV Trust,
Series 2015-HBFL AFL
2.410%, 8/5/34(l)§	4,000,000	4,006,377
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10 A4A
5.949%, 8/12/45(l)§	131,209	131,222
Vornado DP LLC Trust,
Series 2010-VNO A2FX
4.004%, 9/13/28§	2,775,000	2,939,498
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB
3.400%, 6/15/48	970,000	1,003,414

Total Commercial Mortgage-Backed Securities		43,511,113

Corporate Bonds (56.7%)
Consumer Discretionary (8.2%)
Automobiles (5.6%)
Daimler Finance North America LLC
1.739%, 7/5/19(l)§	8,500,000	8,564,606
1.659%, 10/30/19(l)(x)§	12,200,000	12,253,697
General Motors Co.
3.500%, 10/2/18	1,025,000	1,046,588
Hyundai Capital America
4.000%, 6/8/17(m)	2,000,000	2,008,030
4.000%, 6/8/17§	3,480,000	3,493,971
2.875%, 8/9/18§	500,000	504,500
2.550%, 2/6/19§	2,100,000	2,109,093
2.500%, 3/18/19§	2,600,000	2,603,342
1.750%, 9/27/19(b)§	6,000,000	5,894,520
Nissan Motor Acceptance Corp.
2.116%, 3/8/19(l)§	1,500,000	1,512,722
1.912%, 1/13/22(l)§	20,000,000	20,111,000
Volkswagen Group of America Finance LLC
1.250%, 5/23/17§	4,800,000	4,797,713
1.423%, 5/23/17(l)§	10,340,000	10,340,980
1.492%, 11/20/17(l)§	3,292,000	3,295,006
1.600%, 11/20/17§	2,000,000	1,996,611

		80,532,379

Distributors (0.3%)
Samsung Electronics America, Inc.
1.750%, 4/10/17(m)	4,000,000	4,000,118

Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands LLC
2.980%, 12/11/20	296,954	296,901
Wyndham Worldwide Corp.
2.500%, 3/1/18	4,811,000	4,833,195
Wynn Las Vegas LLC
5.500%, 3/1/25§	1,000,000	1,017,500

		6,147,596

Household Durables (0.3%)
DR Horton, Inc.
3.625%, 2/15/18	3,050,000	3,072,875
3.750%, 3/1/19	750,000	768,750

		3,841,625

Media (1.6%)
Charter Communications Operating LLC
3.579%, 7/23/20	5,000,000	5,139,000
Scripps Networks Interactive, Inc.
2.800%, 6/15/20	1,000,000	1,009,272
Time Warner Cable LLC
5.850%, 5/1/17	13,650,000	13,688,220
6.750%, 7/1/18	2,500,000	2,637,000

		22,473,492

Total Consumer Discretionary		116,995,210

Consumer Staples (1.2%)
Food & Staples Retailing (0.8%)
Walgreens Boots Alliance, Inc.
1.750%, 5/30/18	9,000,000	9,007,291
2.600%, 6/1/21	2,500,000	2,502,898

		11,510,189

Tobacco (0.4%)
Reynolds American, Inc.
2.300%, 8/21/17	3,000,000	3,007,827
2.300%, 6/12/18	2,000,000	2,010,793
8.125%, 6/23/19	436,000	491,141

		5,509,761

Total Consumer Staples		17,019,950

Energy (5.9%)
Energy Equipment & Services (0.2%)
FMC Technologies, Inc.
2.000%, 10/1/17	1,000,000	1,001,674
Halliburton Co.
2.000%, 8/1/18	1,979,000	1,984,967

		2,986,641

Oil, Gas & Consumable Fuels (5.7%)
Chevron Corp.
1.987%, 5/16/21(l)	3,000,000	3,069,067
1.569%, 11/15/21(l)	3,612,000	3,625,108
1.623%, 3/3/22(l)(x)	11,000,000	11,016,164
ConocoPhillips
5.750%, 2/1/19	1,000,000	1,070,611
ConocoPhillips Co.
1.050%, 12/15/17	1,560,000	1,554,578
1.939%, 5/15/22(l)(x)	16,750,000	17,041,115
Energy Transfer Partners LP
2.500%, 6/15/18	1,000,000	1,005,521
9.700%, 3/15/19	2,000,000	2,279,483
9.000%, 4/15/19	1,500,000	1,693,889
Enterprise Products Operating LLC
6.300%, 9/15/17	9,500,000	9,701,291
Kinder Morgan Energy Partners LP
5.950%, 2/15/18	1,320,000	1,365,074
3.500%, 9/1/23	100,000	98,488
4.300%, 5/1/24	300,000	305,555
Kinder Morgan Finance Co. LLC
6.000%, 1/15/18§	8,100,000	8,355,915
Kinder Morgan, Inc.
7.000%, 6/15/17	4,400,000	4,451,012
2.000%, 12/1/17	4,759,000	4,763,600
ONEOK Partners LP
2.000%, 10/1/17	2,500,000	2,503,336
Pioneer Natural Resources Co.
6.875%, 5/1/18	4,887,000	5,145,550

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Regency Energy Partners LP
5.750%, 9/1/20	$2,000,000	$2,167,299

		81,212,656

Total Energy		84,199,297

Financials (22.5%)
Banks (11.6%)
Bank of America Corp.
1.662%, 8/25/17(l)	2,000,000	2,003,395
6.875%, 4/25/18	7,350,000	7,730,854
5.650%, 5/1/18	10,250,000	10,669,288
Capital One NA
2.192%, 8/17/18(l)	15,000,000	15,133,630
Citigroup, Inc.
2.032%, 6/7/19(l)	10,000,000	10,093,338
2.342%, 10/26/20(l)	7,800,000	7,968,712
2.532%, 3/30/21(l)	3,300,000	3,374,299
Citizens Bank NA
1.600%, 12/4/17	20,000,000	19,975,970
Discover Bank
2.000%, 2/21/18	1,010,000	1,010,969
Fifth Third Bank
1.743%, 9/27/19(l)	14,000,000	14,014,463
JPMorgan Chase & Co.
2.244%, 10/29/20(l)	11,000,000	11,233,750
2.202%, 6/7/21(l)	7,256,000	7,365,325
MUFG Union Bank NA
1.434%, 5/5/17(l)	15,000,000	15,000,889
Santander Holdings USA, Inc.
2.504%, 11/24/17(l)	5,300,000	5,337,377
3.450%, 8/27/18(x)	1,000,000	1,018,054
SunTrust Bank
1.564%, 1/31/20(l)	15,000,000	15,054,958
Wells Fargo & Co.
1.521%, 9/14/18(l)	12,200,000	12,227,071
2.440%, 3/4/21(l)	3,000,000	3,074,597
2.057%, 7/26/21(l)	2,000,000	2,021,687

		164,308,626

Capital Markets (1.7%)
BGC Partners, Inc.
5.125%, 5/27/21(x)	2,500,000	2,591,862
Goldman Sachs Group, Inc. (The)
2.201%, 4/23/20(l)	5,700,000	5,770,623
2.331%, 9/15/20(l)	5,163,000	5,238,195
2.654%, 11/29/23(l)	7,876,000	8,158,664
USAA Capital Corp.
2.450%, 8/1/20§	2,800,000	2,814,802

		24,574,146

Consumer Finance (8.4%)
American Express Credit Corp.
1.782%, 5/26/20(l)	21,010,000	21,159,917
Caterpillar Financial Services Corp.
1.528%, 1/10/20(l)	5,000,000	5,015,084
Ford Motor Credit Co. LLC
1.950%, 3/12/19(l)	21,900,000	21,985,596
General Motors Financial Co., Inc.
4.750%, 8/15/17	4,875,000	4,928,251
3.000%, 9/25/17	1,400,000	1,407,936
2.370%, 4/10/18(l)	1,200,000	1,207,560
2.400%, 4/10/18	1,000,000	1,005,110
6.750%, 6/1/18	900,000	949,322
2.583%, 1/15/20(l)(x)	11,900,000	12,183,220
HSBC USA, Inc.
1.644%, 11/13/19(l)	28,700,000	28,752,550
Synchrony Financial
2.438%, 11/9/17(l)	5,000,000	5,027,380
2.265%, 2/3/20(l)	11,040,000	11,113,906
Toyota Motor Credit Corp.
1.490%, 3/12/20(l)	115,000	115,274
1.699%, 1/11/22(l)	5,000,000	5,046,416

		119,897,522

Insurance (0.8%)
Jackson National Life Global Funding
2.200%, 1/30/20§	3,000,000	2,991,122
Reliance Standard Life Global Funding II
2.150%, 10/15/18§	3,500,000	3,506,915
3.050%, 1/20/21§	5,000,000	5,036,925

		11,534,962

Total Financials		320,315,256

Health Care (2.0%)
Biotechnology (0.1%)
Celgene Corp.
2.300%, 8/15/18	1,184,000	1,192,712

Health Care Equipment & Supplies (0.6%)
Zimmer Biomet Holdings, Inc.
2.000%, 4/1/18	5,300,000	5,308,713
2.700%, 4/1/20	3,000,000	3,021,577

		8,330,290

Pharmaceuticals (1.3%)
Actavis, Inc.
1.875%, 10/1/17	6,394,000	6,409,046
Bayer US Finance LLC
1.285%, 10/6/17(l)§	10,000,000	9,993,920
Zoetis, Inc.
1.875%, 2/1/18	3,110,000	3,114,900

		19,517,866

Total Health Care		29,040,868

Industrials (2.9%)
Airlines (0.1%)
Southwest Airlines Co.
2.650%, 11/5/20	2,000,000	2,015,000

Building Products (0.1%)
Masco Corp.
3.500%, 4/1/21	650,000	661,375

Road & Rail (0.8%)
ERAC USA Finance LLC
6.375%, 10/15/17§	3,480,000	3,561,530
5.250%, 10/1/20(b)§	900,000	976,491
Kansas City Southern
2.350%, 5/15/20	1,500,000	1,482,256
Norfolk Southern Corp.
7.700%, 5/15/17	2,499,000	2,516,415
Penske Truck Leasing Co. LP
3.375%, 3/15/18§	2,000,000	2,030,612
2.500%, 6/15/19§	1,000,000	1,002,995

		11,570,299

Trading Companies & Distributors (1.9%)
Air Lease Corp.
5.625%, 4/1/17	400,000	399,999
2.125%, 1/15/18	9,482,000	9,494,161
2.125%, 1/15/20	4,000,000	3,961,858
4.750%, 3/1/20(x)	300,000	318,633
International Lease Finance Corp.
5.875%, 4/1/19	6,600,000	7,047,075
6.250%, 5/15/19	5,206,000	5,596,161

		26,817,887

Total Industrials		41,064,561

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (2.8%)
Internet Software & Services (0.7%)
eBay, Inc.
1.514%, 8/1/19(l)	$9,585,000	$9,591,962

Semiconductors & Semiconductor Equipment (0.2%)
QUALCOMM, Inc.
1.602%, 5/20/20(l)	3,000,000	2,995,459

Technology Hardware, Storage & Peripherals (1.9%)
Diamond 1 Finance Corp.
3.480%, 6/1/19§	9,350,000	9,576,674
Hewlett Packard Enterprise Co.
2.450%, 10/5/17	7,500,000	7,521,870
2.739%, 10/5/17(l)(x)	4,700,000	4,729,864
2.929%, 10/5/18(l)	4,700,000	4,787,655

		26,616,063

Total Information Technology		39,203,484

Materials (1.6%)
Chemicals (0.2%)
Chevron Phillips Chemical Co. LLC
1.784%, 5/1/20(l)§	3,500,000	3,510,701

Construction Materials (0.1%)
CRH America, Inc.
8.125%, 7/15/18	1,200,000	1,293,995

Containers & Packaging (0.1%)
Packaging Corp of America
6.500%, 3/15/18	1,000,000	1,040,728

Paper & Forest Products (1.2%)
Georgia-Pacific LLC
2.539%, 11/15/19§	10,420,000	10,491,532
5.400%, 11/1/20§	5,736,000	6,304,378

		16,795,910

Total Materials		22,641,334

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (3.1%)
American Tower Corp. (REIT)
4.500%, 1/15/18	2,145,000	2,186,992
3.400%, 2/15/19	3,300,000	3,373,523
2.800%, 6/1/20	4,000,000	4,028,999
5.900%, 11/1/21	1,250,000	1,399,629
Hospitality Properties Trust (REIT)
6.700%, 1/15/18	1,135,000	1,154,782
Ventas Realty LP (REIT)
1.250%, 4/17/17	5,750,000	5,749,370
2.000%, 2/15/18	2,000,000	2,003,230
2.700%, 4/1/20	2,300,000	2,319,193
WEA Finance LLC (REIT)
1.750%, 9/15/17§	2,345,000	2,345,350
WEA Finance LLC Welltower, Inc. (REIT)
2.700%, 9/17/19§	6,975,000	7,040,001
Welltower, Inc. (REIT)
2.250%, 3/15/18	8,000,000	8,030,463
Weyerhaeuser Co. (REIT)
6.950%, 8/1/17	902,000	916,121
Willamette Industries, Inc. (REIT)
7.000%, 2/1/18	4,000,000	4,155,613

Total Real Estate		44,703,266

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
2.450%, 6/30/20	2,600,000	2,599,527
3.800%, 3/15/22	1,000,000	1,034,228
Verizon Communications, Inc.
2.137%, 3/16/22(l)	7,300,000	7,352,685

Total Telecommunication Services		10,986,440

Utilities (5.7%)
Electric Utilities (3.4%)
Exelon Corp.
1.550%, 6/9/17	2,400,000	2,399,666
FirstEnergy Corp.
2.750%, 3/15/18	5,400,000	5,416,858
Great Plains Energy, Inc.
2.500%, 3/9/20	1,300,000	1,305,151
Kentucky Power Co.
6.000%, 9/15/17§	15,600,000	15,893,352
Kentucky Utilities Co.
3.250%, 11/1/20	5,000,000	5,167,465
OGE Energy Corp.
1.604%, 11/24/17(l)	10,000,000	9,987,443
Southern Co. (The)
2.350%, 7/1/21	8,000,000	7,849,658
West Penn Power Co.
5.950%, 12/15/17(b)§	1,000,000	1,027,508

		49,047,101

Gas Utilities (0.3%)
Dominion Gas Holdings LLC
2.500%, 12/15/19	4,300,000	4,332,451

Independent Power and Renewable Electricity Producers (0.2%)
Exelon Generation Co. LLC
6.200%, 10/1/17	3,000,000	3,065,184

Multi-Utilities (1.8%)
Dominion Resources, Inc.
1.400%, 9/15/17	4,254,000	4,246,523
2.125%, 2/15/18§	5,500,000	5,508,917
National Grid North America, Inc.
1.692%, 8/21/17(l)(m)	12,000,000	11,982,564
TECO Finance, Inc.
1.610%, 4/10/18(l)	3,140,000	3,141,607

		24,879,611

Total Utilities		81,324,347

Total Corporate Bonds		807,494,013

Loan Participation (0.4%)
Information Technology (0.4%)
Semiconductors & Semiconductor Equipment (0.4%)
Energy Future Intermediate Holding Co. LLC
4.304%, 6/30/17	6,200,000	6,194,835

Total Loan Participation		6,194,835

Mortgage-Backed Securities (0.4%)
FHLMC
2.740%, 11/1/23(l)	2,231	2,297
2.858%, 1/1/34(l)	13,375	14,065
3.196%, 10/1/35(l)	9,702	10,236
3.301%, 11/1/35(l)	11,252	11,891
3.016%, 7/1/36(l)	419,019	431,839
2.741%, 9/1/36(l)	482,756	502,107
2.937%, 10/1/36(l)	219,660	229,885

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA
1.479%, 1/1/21(l)	$3,121,306	$3,128,835
2.942%, 11/1/34(l)	270,848	287,887
3.048%, 1/1/35(l)	6,081	6,250
2.795%, 7/1/35(l)	60,596	63,255
3.174%, 12/1/35(l)	83,188	87,569
3.150%, 1/1/36(l)	47,233	50,273
3.453%, 3/1/36(l)	77,977	82,654
3.505%, 3/1/36(l)	64,732	68,548
1.814%, 3/1/44(l)	211,327	212,888
1.814%, 7/1/44(l)	2,548	2,567
1.814%, 10/1/44(l)	17,116	17,243

Total Mortgage-Backed Securities		5,210,289

Municipal Bonds (2.3%)
New York State Urban Development Corp., St Personal Income Tax
2.100%, 3/15/22	5,000,000	4,992,850
North Carolina Medical Care Commission various Refunding Wake Forest, Revenue Refunding Bonds, Series 2012C
1.650%, 12/1/33(l)	300,000	299,529
Public Finance Authority Wisconsin Healthcare Facilities Revenue Bonds, Series B
2.625%, 11/1/19	6,500,000	6,469,905
Regents of the University of California, General Revenue Bonds, Series Y-1
1.284%, 7/1/41(l)	2,400,000	2,397,600
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds, Series A-T
2.743%, 9/1/18	300,000	301,278
Royal Oak Michigan Hospital Finance Authority, Hospital Revenue Bonds, Series 2009V
8.250%, 9/1/39	10,000,000	11,003,300
San Francisco City & County Redevelopment Agency, Affordable Housing Projects
2.193%, 8/1/19	1,750,000	1,758,365
State of Texas Veterans Bonds, Taxable Refunding Series 2014C-2
1.134%, 6/1/17(l)	595,000	594,839
Successor Agency to the Inland Valley Development Agency Tax Allocation Refunding Bonds, Series 2014B, AGM
2.945%, 3/1/19	500,000	509,765
3.195%, 9/1/19	500,000	512,400
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467%, 6/1/47	815,000	779,010
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Series B
1.758%, 1/1/42(l)	3,000,000	2,997,660

Total Municipal Bonds		32,616,501

Total Long-Term Debt Securities (82.1%) (Cost $1,163,663,029)		1,169,518,689

SHORT-TERM INVESTMENTS:
Commercial Paper (16.3%)
Amphenol Corp.
1.17%, 4/3/17(n)(p)	25,000,000	24,997,565
AutoNation, Inc.
1.43%, 4/3/17(n)(p)	16,250,000	16,248,063
Enbridge Energy Partners LP
1.14%, 4/20/17(n)(p)	5,000,000	4,996,828
1.20%, 6/16/17(n)(p)	8,800,000	8,777,416
Energy Transfer Partners LP
1.00%, 4/3/17(n)(p)	25,000,000	24,997,917
Entergy Corp.
1.14%, 4/3/17(n)(p)	10,000,000	9,999,052
1.36%, 4/17/17(n)(p)	5,000,000	4,996,799
1.42%, 5/8/17(n)(p)	2,000,000	1,996,998
1.43%, 5/10/17(n)(p)	1,000,000	998,417
1.43%, 5/17/17(n)(p)	1,500,000	1,497,195
Enterprise Products Operating LLC
1.18%, 4/3/17(n)(p)	20,000,000	19,998,036
Harris Corp.
1.04%, 4/7/17(n)(p)	15,000,000	14,996,967
ING US Funding LLC
1.45%, 11/1/17(n)(p)	10,000,000	9,914,317
Kroger Co. (The)
1.38%, 4/3/17(n)(p)	20,000,000	19,997,696
Monsanto Co.
1.42%, 7/31/17(n)(p)	5,000,000	4,976,007
NiSource Finance Corp.
1.09%, 4/13/17(n)(p)	10,500,000	10,495,886
Plains All American Pipeline LP
1.71%, 4/6/17(n)(p)	2,000,000	1,999,431
Sempra Global
1.66%, 4/3/17(n)(p)	10,000,000	9,998,618
1.54%, 8/23/17(n)(p)	10,000,000	9,938,508
Tyson Foods, Inc.
1.15%, 4/6/17(n)(p)	20,000,000	19,996,178
Wyndham Worldwide Corp.
1.33%, 4/3/17(n)(p)	10,000,000	9,998,892

Total Commercial Paper		231,816,786

	Number of Shares	Value (Note 1)
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	4,924,049	4,925,526

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $1,800,195, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $1,976,376.(xx)	$1,800,000	1,800,000

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $490,343, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $500,116.(xx)	$490,310	$490,310
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $400,036, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $408,246.(xx)	400,000	400,000

Total Repurchase Agreements		2,690,310

U.S. Government Agency Security (1.3%)
FHLB
0.00%, 4/3/17(o)(p)	18,000,000	18,000,000

Total Short-Term Investments (18.1%) (Cost $257,416,762)		257,432,622

	Number of Contracts	Value (Note 1)
OPTION PURCHASED:
Call Option (0.0%)
2 Year U.S. Treasury Notes May 2017 @ $108.25*	759	225,328

Total Options Purchased (0.0%) (Cost $179,060)		225,328

Total Investments Before Options Written (100.2%) (Cost $1,421,258,851)		1,427,176,639

OPTION WRITTEN:
Put Option (0.0%)
5 Year U.S. Treasury Notes May 2017 @ $116.00*	(599)	(46,797)

Total Options Written (0.0%) (Premiums Received $200,514)		(46,797)

Total Investments after Options Written (100.2%) (Cost $1,421,058,337)		1,427,129,842
Other Assets Less Liabilities (-0.2%)		(2,735,904)

Net Assets (100%)		$1,424,393,938

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $285,305,429 or 20.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At March 31, 2017, the market value of these securities amounted to $14,783,286 or 1.0% of net assets.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2017.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2017, the market value of these securities amounted to $17,990,712 or 1.3% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2017.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $2,630,119. This was secured by cash collateral of $2,690,310 which was subsequently invested in joint repurchase agreements with a total value of $2,690,310, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

REMIC — Real Estate Mortgage Investment Conduit

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Notes	1,182	June-17	$255,779,207	$255,847,594	$(68,387)
5 Year U.S. Treasury Notes	569	June-17	67,020,746	66,986,414	34,332

					$(34,055)

Options Written:

Options written for the three months ended March 31, 2017 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2017	—	$—
Options Written	4,290	1,259,929
Options Terminated in Closing Purchase Transactions	(3,691)	(1,059,415)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - March 31, 2017	599	$200,514

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$160,011,287	$—	$160,011,287
Collateralized Mortgage Obligations	—	114,480,651	—	114,480,651
Commercial Mortgage-Backed Securities	—	43,511,113	—	43,511,113
Corporate Bonds
Consumer Discretionary	—	116,995,210	—	116,995,210
Consumer Staples	—	17,019,950	—	17,019,950
Energy	—	84,199,297	—	84,199,297
Financials	—	320,315,256	—	320,315,256
Health Care	—	29,040,868	—	29,040,868
Industrials	—	41,064,561	—	41,064,561
Information Technology	—	39,203,484	—	39,203,484
Materials	—	22,641,334	—	22,641,334
Real Estate	—	44,703,266	—	44,703,266
Telecommunication Services	—	10,986,440	—	10,986,440
Utilities	—	81,324,347	—	81,324,347
Futures	34,332	—	—	34,332
Loan Participations
Information Technology	—	6,194,835	—	6,194,835
Mortgage-Backed Securities	—	5,210,289	—	5,210,289
Municipal Bonds	—	32,616,501	—	32,616,501
Options Purchased
Call Options	225,328	—	—	225,328
Short-Term Investments
Commercial Paper	—	231,816,786	—	231,816,786
Investment Companies	4,925,526	—	—	4,925,526
Repurchase Agreements	—	2,690,310	—	2,690,310
U.S. Government Agency Securities	—	18,000,000	—	18,000,000

Total Assets	$5,185,186	$1,422,025,785	$—	$1,427,210,971

Liabilities:
Futures	$(68,387)	$—	$—	$(68,387)
Options Written
Put Options	(46,797)	—	—	(46,797)

Total Liabilities	$(115,184)	$—	$—	$(115,184)

Total	$5,070,002	$1,422,025,785	$—	$1,427,095,787

There were no additional transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,344,359
Aggregate gross unrealized depreciation	(1,788,674)

Net unrealized appreciation	$5,555,685

Federal income tax cost of investments	$1,421,620,954

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.0%)
Aircraft Certificate Owner Trust,
Series 2003-1A E
7.001%, 9/20/22(b)§		$274,492	$295,422
Ally Auto Receivables Trust,
Series 2014-1 B
1.840%, 8/15/19		800,000	801,291
Series 2017-2 A2
1.490%, 11/15/19		600,000	599,942
Ally Master Owner Trust,
Series 2012-4 A
1.720%, 7/15/19		620,000	620,702
Series 2015-3 A
1.630%, 5/15/20		623,000	623,284
Series 2017-1 A
1.177%, 2/15/21(l)		800,000	801,655
American Airlines Pass-Through Trust,
Series 2011-1 B
7.000%, 1/31/18§		674,605	696,530
American Express Credit Account Master Trust,
Series 2014-2 A
1.260%, 1/15/20		194,000	194,023
AmeriCredit Automobile Receivables Trust,
Series 2017-1 A1
0.920%, 2/20/18		610,634	610,565
Series 2016-4 A2A
1.340%, 4/8/20		342,000	341,649
Series 2017-1 A2A
1.510%, 5/18/20		800,000	799,096
Ares Enhanced Loan Investment Strategy IR Ltd.,
Series 2013-IRAR A1BR
2.443%, 7/23/25(l)§		1,200,000	1,200,088
ARI Fleet Lease Trust,
Series 2014-A A2
0.810%, 11/15/22§		2,121	2,121
Ascentium Equipment Receivables Trust,
Series 2016-1A A2
1.750%, 11/13/18§		92,842	92,865
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-2A A
2.970%, 2/20/20§		821,000	833,778
Series 2016-1A A
2.990%, 6/20/22§		207,000	209,574
Babson CLO Ltd. 2014-II,
Series 2014-IIA AR
2.308%, 10/17/26(b)(l)§		700,000	700,000
Bank of The West Auto Trust,
Series 2015-1 A3
1.310%, 10/15/19§		532,051	531,606
Barclays Dryrock Issuance Trust,
Series 2015-4 A
1.720%, 8/16/21		345,000	345,100
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A
2.710%, 2/17/26§		615,000	612,909
Cadogan Square CLO IV BV,
Series 4A A
0.000%, 7/24/23(b)(l)§	EUR	260,832	277,803
California Republic Auto Receivables Trust,
Series 2015-2 A3
1.310%, 8/15/19		$157,729	157,699
Capital Auto Receivables Asset Trust,
Series 2014-1 B
2.220%, 1/22/19		100,000	100,286
Capital One Multi-Asset Execution Trust,
Series 2015-A5 A5
1.600%, 5/17/21		397,000	397,402
Series 2016-A1 A1
1.362%, 2/15/22(l)		800,000	804,629
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-3A A1AR
2.187%, 7/27/26(b)(l)§		800,000	800,246
Series 2014-5A A1R
2.608%, 10/16/25(b)(l)§		700,000	699,650
CarMax Auto Owner Trust,
Series 2015-4 A3
1.560%, 11/16/20		433,000	432,728
Chase Issuance Trust,
Series 2017-A1 A
1.212%, 1/18/22(l)		800,000	801,995
Chrysler Capital Auto Receivables Trust,
Series 2016-AA A3
1.770%, 10/15/20§		484,000	484,855
CIFC Funding 2013-III Ltd.,
Series 2013-3A A1AR
2.063%, 10/24/25(b)(l)§		700,000	699,943
CNH Equipment Trust,
Series 2014-B A4
1.610%, 5/17/21		147,479	147,609
Series 2015-A A4
1.850%, 4/15/21		311,723	311,777
Continental Airlines Pass-Through Trust,
Series 2010-1 A
4.750%, 1/12/21		436,611	458,966
Series 2010-1 B
6.000%, 1/12/19		547,728	559,011
CPS Auto Receivables Trust,
Series 2013-B A
1.820%, 9/15/20§		73,126	73,138
Series 2014-B A
1.110%, 11/15/18§		8,933	8,931
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R
2.300%, 1/16/26(b)(l)§		700,000	701,253
CVS Pass-Through Trust,
5.789%, 1/10/26§		288,755	320,088
Dell Equipment Finance Trust,
Series 2015-1 A3
1.300%, 3/23/20(b)§		105,360	105,350
Series 2015-2 A2A
1.420%, 12/22/17§		25,863	25,864
Denali Capital CLO VII Ltd.,
Series 2007-1A A1L
1.271%, 1/22/22(l)§		921,363	918,276

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Discover Card Execution Note Trust,
Series 2015-A1 A1
1.262%, 8/17/20(l)		$400,000	$400,842
Series 2015-A2 A
1.900%, 10/17/22		567,000	566,459
Drive Auto Receivables Trust,
Series 2017-BA A1
1.200%, 4/16/18(b)§		515,000	515,036
Dryden 34 Senior Loan Fund,
Series 2014-34A AR
2.182%, 10/15/26(b)(l)§		800,000	802,898
EFS Volunteer LLC,
Series 2010-1 A1
1.888%, 10/26/26(l)§		36,945	36,978
Enterprise Fleet Financing LLC,
Series 2014-2 A2
1.050%, 3/20/20§		74,667	74,625
Series 2015-1 A2
1.300%, 9/20/20§		239,713	239,558
Exeter Automobile Receivables Trust,
Series 2016-3A A
1.840%, 11/16/20(b)§		136,561	136,149
Fifth Third Auto Trust,
Series 2014-3 A4
1.470%, 5/17/21		374,000	373,990
Flagship Credit Auto Trust,
Series 2016-3 A1
1.610%, 12/15/19(b)§		324,523	323,873
Series 2016-4 A2
1.960%, 2/16/21§		170,000	169,444
Series 2016-4 D
3.890%, 11/15/22(b)§		170,000	166,971
Flagship VII Ltd.,
Series 2013-7A A1R
2.276%, 1/20/26(b)(l)§		700,000	699,650
Ford Credit Auto Lease Trust,
Series 2017-A A2A
1.560%, 11/15/19		400,000	399,945
Series 2017-A A2B
1.116%, 11/15/19(l)		700,000	699,976
Ford Credit Auto Owner Trust,
Series 2014-2 A
2.310%, 4/15/26§		412,000	415,595
Ford Credit Floorplan Master Owner Trust,
Series 2015-2 A1
1.980%, 1/15/22		447,000	447,131
Series 2016-1 A1
1.760%, 2/15/21		342,000	341,658
GM Financial Automobile Leasing Trust,
Series 2015-2 A3
1.680%, 12/20/18		572,000	572,918
Series 2015-3 A3
1.690%, 3/20/19		607,000	608,075
GMF Floorplan Owner Revolving Trust,
Series 2015-1 A1
1.650%, 5/15/20§		303,782	303,765
Series 2016-1 A1
1.960%, 5/17/21§		431,000	431,717
Golden Credit Card Trust,
Series 2017-1A A
1.171%, 2/15/21(b)(l)§		800,000	799,999
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR
2.409%, 10/29/26(l)§		1,000,000	1,000,079
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3
1.410%, 6/15/20		198,663	198,616
Series 2015-2 A3
1.300%, 3/16/20		621,000	620,581
Hertz Fleet Lease Funding LP,
Series 2013-3 A
1.408%, 12/10/27(l)§		20,940	20,941
Hertz Vehicle Financing II LP,
Series 2015-2A A
2.020%, 9/25/19§		260,000	258,537
Hertz Vehicle Financing LLC,
Series 2013-1A A2
1.830%, 8/25/19§		1,140,000	1,136,402
Series 2016-1A A
2.320%, 3/25/20§		341,000	339,343
Hyundai Auto Lease Securitization Trust,
Series 2015-B A3
1.400%, 11/15/18§		274,591	274,648
JMP Credit Advisors CLO III Ltd.,
Series 2014-1A AR
2.263%, 10/17/25(b)(l)§		800,000	801,202
KKR Financial CLO Ltd.,
Series 2013-2A A1AR
2.491%, 1/23/26(l)§		800,000	800,041
KVK CLO Ltd.,
Series 2013-2A AR
2.281%, 1/15/26(b)(l)§		900,000	901,348
Madison Park Funding XIII Ltd.,
Series 2014-13A AR
1.988%, 1/19/25(b)(l)§		900,000	900,043
Malin CLO BV,
Series 2007-1A A1
0.000%, 5/7/23(l)§	EUR	524,336	559,193
Marlette Funding Trust,
Series 2016-1A A
3.060%, 1/17/23§		$103,462	103,263
Series 2017-1A A
2.827%, 3/15/24(b)§		210,000	210,152
Mercedes Benz Auto Lease Trust,
Series 2015-B A3
1.340%, 7/16/18		324,000	323,997
MP CLO V Ltd.,
Series 2014-1A AR
2.215%, 7/18/26(b)(l)§		800,000	799,902
MP CLO VI Ltd.,
Series 2014-2A AR
2.165%, 1/15/27(b)(l)§		900,000	900,001
NCF Dealer Floorplan Master Trust,
Series 2014-1A A
2.478%, 10/20/20(l)§		446,000	445,999
NCUA Guaranteed Notes,
2.350%, 6/12/17		147,000	147,367
Nissan Auto Lease Trust,
Series 2015-A A3
1.400%, 6/15/18		324,843	324,917
Octagon Investment Partners XIX Ltd.,
Series 2014-1A AR
2.069%, 4/15/26(b)(l)§		800,000	800,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
OZLM Funding V Ltd.,
Series 2013-5A A1R
2.673%, 1/17/26(b)(l)§	$800,000	$800,167
OZLM IX Ltd.,
Series 2014-9A A1R
2.376%, 1/20/27(b)(l)§	800,000	799,892
Palmer Square CLO Ltd.,
Series 2013-2A A1A
2.423%, 10/17/25(l)§	800,000	800,050
Series 2013-2A A1AR
2.378%, 10/17/27(b)(l)§	700,000	702,535
Penarth Master Issuer plc,
Series 2015-2A A1
1.378%, 5/18/19(l)§	1,700,000	1,700,228
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
1.938%, 7/25/29(l)	696,191	697,770
Regatta V Funding Ltd.,
Series 2014-1A A1AR
2.316%, 10/25/26(b)(l)§	800,000	803,600
Santander Drive Auto Receivables Trust,
Series 2016-3 A2
1.340%, 11/15/19	306,000	305,728
Series 2017-1 A2
1.490%, 2/18/20	800,000	799,746
SBA Small Business Investment Cos.,
Series 2008-P10B 1
5.944%, 8/10/18	346,922	359,466
SBA Tower Trust,
3.156%, 10/15/20§	351,000	352,790
SLM Private Education Loan Trust,
Series 2013-B A2A
1.850%, 6/17/30§	800,000	794,208
SLM Student Loan Trust,
Series 2008-9 A
2.538%, 4/25/23(l)	4,318,473	4,401,652
SoFi Consumer Loan Program LLC,
Series 2016-2 A
3.090%, 10/27/25§	158,216	158,091
Series 2016-3 A
3.050%, 12/26/25§	221,397	221,629
Series 2017-2 A
3.280%, 2/25/26§	255,000	253,859
Sprint Spectrum Co. LLC,
3.360%, 9/20/21§	340,000	338,742
Staniford Street CLO Ltd.,
Series 2014-1A AR
2.311%, 6/15/25(b)(l)§	800,000	799,994
Synchrony Credit Card Master Note Trust,
Series 2012-2 A
2.220%, 1/15/22	526,000	530,423
Series 2015-3 A
1.740%, 9/15/21	382,000	382,259
Series 2016-1 A
2.040%, 3/15/22	223,000	223,878
Taco Bell Funding LLC,
Series 2016-1A A2I
3.832%, 5/25/46§	255,715	256,836
THL Credit Wind River CLO Ltd.,
Series 2014-2A A2
2.473%, 7/15/26(l)§	1,000,000	1,002,950
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	44,080	46,634
Series 2004-20C 1
4.340%, 3/1/24	423,633	445,496
Series 2005-20B 1
4.625%, 2/1/25	40,417	42,464
Series 2008-20G 1
5.870%, 7/1/28	598,152	661,450
Venture XVIII CLO Ltd.,
Series 2014-18A A
2.473%, 10/15/26(l)§	1,800,000	1,800,605
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1 A3
0.910%, 10/22/18	116,984	116,921
Wells Fargo Dealer Floorplan Master Note Trust,
Series 2014-1 A
1.358%, 7/20/19(l)	233,000	233,110
Series 2015-1 A
1.478%, 1/20/20(l)	530,000	530,935
Westlake Automobile Receivables Trust,
Series 2015-3A A2A
1.420%, 5/17/21§	58,992	58,981
Series 2016-2A A2
1.570%, 6/17/19§	200,963	200,962
Series 2017-1A A2
1.780%, 4/15/20(b)§	700,000	700,553
World Financial Network Credit Card Master Trust,
Series 2013-A A
1.610%, 12/15/21	301,000	301,309
Series 2015-A A
1.392%, 2/15/22(l)	343,000	344,003

Total Asset-Backed Securities		64,563,439

Collateralized Mortgage Obligations (2.3%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
3.362%, 9/25/35(l)	204,353	181,862
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36	1,174,743	1,089,865
Series 2005-J12 2A1
1.252%, 8/25/35(l)	703,187	445,712
Series 2006-OA6 1A2
1.192%, 7/25/46(l)	68,512	59,232
Series 2006-OA22 A1
1.142%, 2/25/47(l)	206,716	177,511
Series 2006-OC7 2A2A
1.152%, 7/25/46(l)	823,332	716,254
Series 2007-OH1 A1D
1.192%, 4/25/47(l)	137,980	109,054
American Home Mortgage Investment Trust,
Series 2004-3 5A
3.225%, 10/25/34(l)	27,225	27,308

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Banc of America Funding Trust,
Series 2004-A 1A3
3.039%, 9/20/34(l)		$82,460	$83,548
Series 2006-H 4A2
3.308%, 9/20/46(l)		376,704	307,053
Series 2006-J 4A1
3.500%, 1/20/47(l)		21,109	18,417
BCAP LLC,
Series 2013-RR1 10A2
7.840%, 10/26/36(l)§		791,041	774,490
BCAP LLC Trust,
Series 2011-RR8 2A1
0.961%, 8/26/37(b)(l)§		647,888	650,778
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
3.272%, 9/25/35(l)		292,098	256,563
Series 2006-4 21A1
3.155%, 8/25/36(l)		92,384	71,740
Bear Stearns ARM Trust,
Series 2003-9 2A1
3.510%, 2/25/34(l)		97,863	100,301
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
1.142%, 12/25/46(l)		850,971	712,243
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
3.504%, 1/26/36(l)		134,349	122,262
Bellemeade Re II Ltd.,
Series 2016-1A M2A
5.482%, 4/25/26(b)(l)§		197,318	197,881
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1
3.155%, 8/25/34(l)		6,653	6,268
Series 2005-2 1A1
1.622%, 3/25/35(l)		75,618	61,343
Series 2005-11 3A1
2.360%, 4/25/35(l)		134,613	107,413
Citigroup Mortgage Loan Trust,
Series 2005-2 1A4
2.997%, 5/25/35(l)		95,953	91,246
Series 2005-3 2A2A
3.067%, 8/25/35(l)		38,325	39,077
Series 2009-7 5A2
5.500%, 12/25/35§		668,402	578,948
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		766,043	605,688
CSMC Trust,
5.512%, 11/15/33(l)§		170,000	170,635
EMF NL BV,
Series 2008-2X A2
0.673%, 7/17/41(l)(m)	EUR	765,000	701,043
EMF-NL Prime BV,
Series 2008-APRX A2
0.473%, 4/17/41(l)(m)		333,196	327,632
Eurosail-UK plc,
Series 2007-4X A3
1.294%, 6/13/45(l)(m)	GBP	1,100,000	1,338,494
FHLMC,
Series K002 A1A2
4.879%, 5/19/17		$1,664,682	1,666,102
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-DN3 M2
3.382%, 8/25/24(l)		73,491	73,793
Series 2014-HQ1 M2
3.482%, 8/25/24(l)		185,308	188,079
Series 2014-HQ2 M2
3.182%, 9/25/24(l)		250,000	258,117
Series 2014-HQ3 M2
3.632%, 10/25/24(l)		178,108	179,634
Series 2015-DNA1 M2
2.832%, 10/25/27(l)		110,000	112,369
Series 2015-DNA2 M2
3.582%, 12/25/27(l)		584,515	598,624
Series 2015-DNA3 M2
3.832%, 4/25/28(l)		251,525	260,811
Series 2015-HQ1 M2
3.182%, 3/25/25(l)		181,736	184,302
Series 2015-HQ2 M2
2.932%, 5/25/25(l)		300,000	307,222
Series 2015-HQA1 M2
3.632%, 3/25/28(l)		221,399	226,784
Series 2015-HQA2 M2
3.782%, 5/25/28(l)		487,870	502,908
Series 2016-DNA1 M2
3.882%, 7/25/28(l)		253,811	263,755
Series 2016-DNA2 M2
3.182%, 10/25/28(l)		253,000	258,270
Series 2016-DNA3 M2
2.982%, 12/25/28(l)		252,000	257,589
Series 2016-DNA4 M2
2.282%, 3/25/29(l)		428,000	429,243
Series 2016-HQA1 M2
3.732%, 9/25/28(l)		252,028	261,242
Series 2016-HQA2 M2
3.232%, 11/25/28(l)		259,000	266,601
First Horizon Mortgage Pass- Through Trust,
Series 2006-2 1A3
6.000%, 8/25/36		601,744	554,603
FNMA,
Series 2014-C01 M1
2.582%, 1/25/24(l)		109,097	110,052
Series 2014-C02 2M1
1.932%, 5/25/24(l)		11,036	11,046
Series 2015-C01 2M2
5.532%, 2/25/25(l)		159,907	169,814
Series 2015-C03 1M1
2.482%, 7/25/25(l)		4,280	4,281
Series 2015-C03 2M1
2.482%, 7/25/25(l)		78,887	79,041
Series 2015-C04 2M1
2.682%, 4/25/28(l)		185,736	186,229
Series 2016-C01 1M1
2.932%, 8/25/28(l)		368,527	372,901
Series 2016-C01 2M1
3.082%, 8/25/28(l)		135,575	137,075
Series 2016-C03 1M1
2.982%, 10/25/28(l)		131,821	133,850
Series 2016-C03 2M1
3.182%, 10/25/28(l)		245,143	248,130
Series 2016-C04 1M1
2.432%, 1/25/29(l)		160,572	162,155
Series 2016-C05 2M1
2.332%, 1/25/29(l)		160,647	161,514

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
FNMA Connecticut Avenue Securities,
Series 2014-C03 1M1
2.182%, 7/25/24(l)		$32,705	$32,768
Series 2015-C02 2M1
1.978%, 5/25/25(l)		9,343	9,345
Series 2016-C02 1M1
3.132%, 9/25/28(l)		291,860	295,578
GNMA,
Series 2015-H20 FB
1.380%, 8/20/65(l)		762,381	755,654
Series 2016-H11 F
1.580%, 5/20/66(l)		790,144	791,132
Series 2016-H15 FA
1.633%, 7/20/66(l)		1,000,860	1,002,096
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		864,508	711,296
Series 2005-AR6 2A1
3.087%, 9/25/35(l)		227,452	235,488
Series 2006-2F 2A13
5.750%, 2/25/36		477,879	460,063
Series 2006-AR2 2A1
3.379%, 4/25/36(l)		207,628	190,120
Series 2007-AR1 2A1
3.277%, 3/25/47(l)		554,336	501,810
HarborView Mortgage Loan Trust,
Series 2006-12 2A2A
1.168%, 1/19/38(l)		998,265	872,749
Series 2006-13 A
1.158%, 11/19/46(l)		134,617	104,655
Impac CMB Trust,
Series 2003-8 2A1
1.882%, 10/25/33(l)		20,090	19,210
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
1.252%, 7/25/35(l)		393,302	274,066
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
3.158%, 8/25/35(l)		748,716	632,082
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
3.172%, 8/25/34(l)		146,391	149,418
Series 2007-A1 3A3
3.283%, 7/25/35(l)		159,848	159,346
Series 2007-S3 1A90
7.000%, 8/25/37		83,852	74,709
Kensington Mortgage Securities plc,
Series 2007-1X A3C
1.291%, 6/14/40(l)(m)		1,104,813	1,061,693
Lehman XS Trust,
Series 2006-4N A1C1
1.212%, 4/25/46(l)		260,995	236,017
Ludgate Funding plc,
Series 2007-1 A2A
0.530%, 1/1/61(l)(m)	GBP	977,669	1,154,290
Series 2008-W1X A1
0.970%, 1/1/61(l)(m)		154,030	187,153
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
2.861%, 12/25/32(l)		$42,555	42,937
Series 2005-2 3A
1.784%, 10/25/35(l)		54,026	51,679
Nomura Resecuritization Trust,
Series 2014-7R 2A3
1.182%, 12/26/35(l)§		979,138	960,567
RALI Trust,
Series 2005-QO2 A1
1.998%, 9/25/45(l)		671,293	601,076
Series 2006-QA6 A1
1.172%, 7/25/36(l)		1,170,977	1,024,955
Series 2007-QS2 A6
6.250%, 1/25/37		952,168	780,219
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
1.322%, 1/25/36(l)§		601,759	547,298
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		22,576	16,930
Series 2006-A12 A1
6.250%, 11/25/36		217,620	154,613
Sequoia Mortgage Trust,
Series 10 2A1
1.738%, 10/20/27(l)		8,179	7,773
Series 2003-4 2A1
1.328%, 7/20/33(l)		37,707	35,025
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
1.228%, 7/19/35(l)		194,877	178,736
Series 2006-AR3 11A1
1.192%, 4/25/36(l)		975,143	820,053
Series 2006-AR3 12A1
1.202%, 5/25/36(l)		592,805	501,194
WaMu Mortgage Pass-Through Trust,
Series 2002-AR9 1A
2.038%, 8/25/42(l)		35,642	35,718
Series 2005-AR17 A1A1
1.252%, 12/25/45(l)		69,536	65,577
Series 2006-AR9 1A
1.638%, 8/25/46(l)		288,222	259,973
Series 2006-AR14 1A4
2.662%, 11/25/36(l)		905,652	844,520
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2007-5 A6
6.000%, 6/25/37		515,836	495,607
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 1M1
3.732%, 11/25/25(b)(l)§		48,350	48,355
Series 2015-WF1 2M1
3.832%, 11/25/25(b)(l)§		52,042	52,053

Total Collateralized Mortgage Obligations			36,191,593

Commercial Mortgage-Backed Securities (2.1%)
BBCMS Trust,
Series 2015-RRI A
2.062%, 5/15/32(l)§		1,625,786	1,627,986
BHMS Mortgage Trust,
Series 2014-ATLS AFX
3.601%, 7/5/33§		450,000	451,148

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
CGBAM Commercial Mortgage Trust,
Series 2016-IMC A
2.843%, 11/15/21(l)§	$170,800	$171,123
Series 2016-IMC C
4.893%, 11/15/21(l)§	171,000	171,137
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§	630,000	646,275
Citigroup Commercial Mortgage Trust,
Series 2012-GC8 D
4.877%, 9/10/45(l)§	257,595	241,852
Series 2015-GC27 A5
3.137%, 2/10/48	341,977	340,857
Series 2016-C1 A4
3.209%, 5/10/49	606,000	603,100
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C3 A4
5.880%, 5/15/46(l)	261,061	262,381
COMM Mortgage Trust,
Series 2013-CR6 A2
2.122%, 3/10/46	1,255,000	1,259,839
Series 2013-SFS A1
1.873%, 4/12/35§	208,042	203,895
Series 2015-CR26 ASB
3.373%, 10/10/48	3,000,000	3,099,549
Series 2016-COR1 ASB
2.972%, 10/10/49	1,500,000	1,491,937
CSAIL Commercial Mortgage Trust,
Series 2015-C3 A4
3.718%, 8/15/48	302,887	312,973
Series 2015-C4 A4
3.808%, 11/15/48	400,000	414,138
CSMC,
Series 2010-RR1 2A
5.695%, 9/15/40(l)§	1,439,545	1,443,871
GS Mortgage Securities Corp. II,
Series 2013-KING A
2.706%, 12/10/27§	575,951	583,390
Series 2015-GC30 AAB
3.120%, 5/10/50	1,000,000	1,023,336
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§	4,623,000	4,918,586
Series 2013-G1 A2
3.557%, 4/10/31(l)§	507,108	503,255
Series 2014-GC18 C
4.945%, 1/10/47(l)	350,000	361,242
Series 2016-RENT A
3.203%, 2/10/29§	800,000	814,826
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2004-LN2 A1A
4.838%, 7/15/41(b)(l)§	119,475	119,380
Series 2010-C2 D
5.540%, 11/15/43(l)§	330,600	341,272
Series 2012-C6 E
5.153%, 5/15/45(l)§	189,221	176,734
Series 2012-LC9 E
4.413%, 12/15/47(l)§	455,400	424,391
Series 2014-INN A
1.832%, 6/15/29(l)§	454,000	454,099
Series 2015-SGP A
2.612%, 7/15/36(l)§	435,000	437,440
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31 A3
3.801%, 8/15/48	329,944	342,425
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49§	271,069	263,375
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB
3.557%, 12/15/47	800,000	831,791
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D
5.000%, 7/15/56	173,000	171,326
Series 2014-CPT B
3.446%, 7/13/29(l)§	800,000	821,032
Series 2015-XLF2 AFSA
2.782%, 8/15/26(b)(l)§	153,847	153,335
Series 2015-XLF2 SNMA
2.862%, 11/15/26(b)(l)§	174,000	174,618
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10 A4A
5.949%, 8/12/45(l)§	94,822	94,831
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	4,590,000	4,896,346
RBSCF Trust,
Series 2009-RR1 JPA
6.068%, 9/17/39(l)§	304,991	308,545
Series 2010-RR4 CMLA
6.101%, 12/16/49(l)§	451,309	451,422
Resource Capital Corp. Ltd.,
Series 2014-CRE2 A
1.993%, 4/15/32(l)§	45,595	45,579
Starwood Retail Property Trust,
Series 2014-STAR A
2.132%, 11/15/27(b)(l)§	578,387	573,802
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A5
2.850%, 12/10/45	465,583	467,596
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32 A3
5.760%, 6/15/49(l)	89,080	88,966
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.308%, 11/15/49(l)	275,000	269,266
WFRBS Commercial Mortgage Trust,
Series 2013-C14 A5
3.337%, 6/15/46	325,596	333,529
Series 2014-C20 A2
3.036%, 5/15/47	237,299	242,092
Series 2014-C23 D
3.991%, 10/15/57(l)§	287,700	223,503

Total Commercial Mortgage-Backed Securities		33,653,391

Corporate Bonds (9.9%)
Consumer Discretionary (0.7%)
Auto Components (0.0%)
Allison Transmission, Inc.
5.000%, 10/1/24§	255,000	257,244

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Automobiles (0.2%)
Daimler Finance North America LLC
2.000%, 8/3/18§	$1,600,000	$1,603,561
2.250%, 3/2/20§	775,000	773,820
General Motors Co.
3.500%, 10/2/18	180,000	183,791
Volkswagen Group of America Finance LLC
1.650%, 5/22/18§	1,020,000	1,016,689

		3,577,861

Hotels, Restaurants & Leisure (0.2%)
International Game Technology plc
6.250%, 2/15/22§	200,000	214,100
6.500%, 2/15/25§	250,000	266,575
Wynn Las Vegas LLC
5.500%, 3/1/25(x)§	1,700,000	1,729,750

		2,210,425

Household Durables (0.0%)
KB Home
4.750%, 5/15/19	147,000	151,043

Media (0.3%)
Altice Financing SA
6.625%, 2/15/23§	1,000,000	1,043,800
Altice Finco SA
7.625%, 2/15/25§	200,000	204,500
Altice Luxembourg SA
7.625%, 2/15/25(x)§	500,000	530,000
CBS Corp.
5.750%, 4/15/20	193,000	211,673
Charter Communications Operating LLC
4.908%, 7/23/25	1,600,000	1,687,840
Cox Communications, Inc.
2.950%, 6/30/23§	125,000	119,375
CSC Holdings LLC
6.750%, 11/15/21	65,000	70,447
Discovery Communications LLC
3.450%, 3/15/25	140,000	132,477
Time Warner Cable LLC
5.000%, 2/1/20	167,000	177,542
4.500%, 9/15/42	290,000	264,074
Time Warner, Inc.
3.400%, 6/15/22	76,000	77,088
3.600%, 7/15/25	320,000	314,691
Viacom, Inc.
5.625%, 9/15/19	108,000	115,905
4.375%, 3/15/43	34,000	29,424
Ziggo Secured Finance BV
5.500%, 1/15/27§	255,000	254,668

		5,233,504

Textiles, Apparel & Luxury Goods (0.0%)
Hanesbrands, Inc.
4.625%, 5/15/24§	108,000	106,920

Total Consumer Discretionary		11,536,997

Consumer Staples (0.3%)
Food & Staples Retailing (0.0%)
CVS Health Corp.
3.875%, 7/20/25	315,000	324,433
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	291,000	295,665

		620,098

Food Products (0.2%)
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	4,000	4,534
Grupo Bimbo SAB de CV
3.875%, 6/27/24§	236,000	235,991
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	43,000	43,808
4.875%, 11/1/26§	43,000	43,753
Marfrig Holdings Europe BV
8.000%, 6/8/23§	200,000	207,960
Minerva Luxembourg SA
6.500%, 9/20/26§	260,000	253,079
Sigma Alimentos SA de CV
4.125%, 5/2/26(b)§	255,000	248,306
Tyson Foods, Inc.
2.650%, 8/15/19	1,858,000	1,876,877
3.950%, 8/15/24	277,000	282,656

		3,196,964

Tobacco (0.1%)
Imperial Brands Finance plc
2.950%, 7/21/20§	1,000,000	1,010,247
Reynolds American, Inc.
5.850%, 8/15/45	108,000	126,615

		1,136,862

Total Consumer Staples		4,953,924

Energy (0.8%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
4.875%, 11/1/43	129,000	92,557
Halliburton Co.
5.000%, 11/15/45	430,000	454,524
Nabors Industries, Inc.
5.500%, 1/15/23§	322,000	329,245
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21§	357,500	194,123
Odebrecht Offshore Drilling Finance Ltd.
6.625%, 10/1/22§	754,740	270,763

		1,341,212

Oil, Gas & Consumable Fuels (0.7%)
Cenovus Energy, Inc.
5.700%, 10/15/19	87,000	93,630
3.000%, 8/15/22	22,000	21,685
Ecopetrol SA
5.875%, 5/28/45	108,000	97,740
Encana Corp.
3.900%, 11/15/21(x)	165,000	168,197
Energy Transfer Partners LP
6.700%, 7/1/18	353,000	372,980
7.500%, 7/1/38	337,000	402,270
EnLink Midstream Partners LP
5.050%, 4/1/45	290,000	271,875
Enterprise Products Operating LLC
3.700%, 2/15/26	382,000	383,340
Hess Corp.
4.300%, 4/1/27	300,000	294,300
Kinder Morgan Energy Partners LP
4.150%, 3/1/22	193,000	199,715
4.300%, 5/1/24	800,000	814,814
Kinder Morgan, Inc.
5.000%, 2/15/21§	1,000,000	1,070,483
Korea National Oil Corp.
3.125%, 4/3/17§	710,000	710,000

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
MPLX LP
4.500%, 7/15/23		$281,000	$292,003
4.125%, 3/1/27		157,000	156,133
Noble Energy, Inc.
8.250%, 3/1/19		575,000	640,586
3.900%, 11/15/24		234,000	237,145
Petrobras Global Finance BV
5.375%, 1/27/21		300,000	307,200
8.375%, 5/23/21		500,000	565,012
6.125%, 1/17/22		186,000	194,147
Plains All American Pipeline LP
3.600%, 11/1/24		314,000	303,448
Regency Energy Partners LP
4.500%, 11/1/23		1,800,000	1,846,343
Sabine Pass Liquefaction LLC
5.875%, 6/30/26§		800,000	881,760
5.000%, 3/15/27§		218,000	227,156
SM Energy Co.
6.500%, 1/1/23		16,000	16,280
TransCanada PipeLines Ltd.
6.350%, 5/15/67(l)		519,000	481,373
Ultrapar International SA
5.250%, 10/6/26§		200,000	199,000
Williams Partners LP
4.125%, 11/15/20		172,000	180,842
4.875%, 5/15/23		400,000	413,812

			11,843,269

Total Energy			13,184,481

Financials (6.1%)
Banks (3.0%)
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)†	EUR	1,700,000	525,932
Bank of America Corp.
5.750%, 12/1/17		$200,000	205,303
5.650%, 5/1/18		270,000	281,045
3.300%, 1/11/23		2,000,000	2,014,867
4.100%, 7/24/23		900,000	941,211
4.125%, 1/22/24		1,700,000	1,771,998
6.500%, 10/23/24(l)(y)		112,000	122,080
3.824%, 1/20/28(l)		405,000	405,386
Bank of America NA
1.431%, 6/15/17(l)		1,100,000	1,100,320
Bank of Nova Scotia (The)
1.875%, 4/26/21		1,600,000	1,570,001
Barclays Bank plc
6.625%, 3/30/22(m)	EUR	59,000	78,078
7.625%, 11/21/22		$900,000	981,000
6.860%, 6/15/32(l)(y)§		51,000	57,946
Barclays plc
3.144%, 8/10/21(l)		1,300,000	1,356,682
3.684%, 1/10/23		925,000	924,144
3.650%, 3/16/25		206,000	199,840
BNP Paribas SA
3.800%, 1/10/24§		325,000	323,508
2.250%, 1/11/27(m)	EUR	185,000	191,785
Capital One NA
2.192%, 8/17/18(l)		$1,750,000	1,765,590
CIT Group, Inc.
4.250%, 8/15/17		600,000	603,000
5.250%, 3/15/18		500,000	513,750
Citigroup, Inc.
1.700%, 4/27/18		1,000,000	998,016
2.650%, 10/26/20		1,200,000	1,207,757
2.700%, 3/30/21		500,000	501,349
3.875%, 3/26/25		320,000	317,012
Commonwealth Bank of Australia
1.750%, 11/2/18		900,000	899,125
Compass Bank
5.500%, 4/1/20		543,000	574,775
Cooperatieve Rabobank UA
6.875%, 3/19/20(m)	EUR	600,000	755,295
4.375%, 8/4/25		$445,000	455,233
Credit Agricole SA
4.125%, 1/10/27§		325,000	322,368
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		800,000	810,317
3.800%, 6/9/23		255,000	256,080
3.750%, 3/26/25		1,800,000	1,764,285
Eksportfinans ASA
5.500%, 6/26/17		491,000	494,376
HSBC Holdings plc
2.950%, 5/25/21		600,000	601,327
ING Groep NV
3.950%, 3/29/27		200,000	200,392
Intesa Sanpaolo SpA
5.017%, 6/26/24§		240,000	224,736
JPMorgan Chase & Co.
6.300%, 4/23/19		89,000	96,614
2.250%, 1/23/20		1,700,000	1,704,580
4.400%, 7/22/20		1,121,000	1,194,981
2.550%, 3/1/21		700,000	700,784
3.782%, 2/1/28(l)		263,000	265,358
Lloyds Banking Group plc
3.100%, 7/6/21		400,000	402,858
4.650%, 3/24/26		200,000	203,755
Mitsubishi UFJ Financial Group, Inc.
3.850%, 3/1/26		201,000	205,959
Mizuho Financial Group Cayman 3 Ltd.
4.600%, 3/27/24§		287,000	301,020
Nordea Kredit Realkreditaktieselskab
2.000%, 10/1/17	DKK	5,000,000	725,651
2.000%, 1/1/18		6,500,000	949,692
Novo Banco SA
5.000%, 5/21/19(m)	EUR	800,000	789,432
5.000%, 5/23/19(m)		300,000	296,037
Royal Bank of Scotland Group plc
7.640%, 9/30/17(l)(y)		$400,000	372,240
8.625%, 8/15/21(l)(y)		260,000	270,088
Royal Bank of Scotland plc (The)
6.934%, 4/9/18	EUR	600,000	681,659
Santander Holdings USA, Inc.
2.504%, 11/24/17(l)		$300,000	302,116
2.700%, 5/24/19		800,000	803,659
Santander Issuances SAU
5.179%, 11/19/25		200,000	206,768
3.250%, 4/4/26(m)	EUR	300,000	333,065
Santander UK Group Holdings plc
2.875%, 8/5/21		$1,149,000	1,135,304
Santander UK plc
5.000%, 11/7/23§		245,000	256,270
Societe Generale SA
5.922%, 4/5/17(l)(y)§		100,000	100,000
Standard Chartered plc
7.500%, 4/2/22(l)(m)(y)		200,000	206,120
2.549%, 1/30/27(l)(y)§		200,000	168,000
Sumitomo Mitsui Banking Corp.
1.695%, 10/19/18(l)		1,700,000	1,705,778
1.966%, 1/11/19		405,000	404,667

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Toronto-Dominion Bank (The)
2.500%, 1/18/22§		$1,100,000	$1,100,383
UBS Group Funding Jersey Ltd.
3.000%, 4/15/21§		1,000,000	999,362
4.125%, 9/24/25§		220,000	223,387
US Bancorp
5.300%, 4/15/27(l)(y)		171,000	173,138
Wells Fargo & Co.
3.069%, 1/24/23		318,000	319,491
2.269%, 10/31/23(l)		1,600,000	1,625,853
Westpac Banking Corp.
2.100%, 2/25/21§		2,400,000	2,378,027

			47,918,005

Capital Markets (0.7%)
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20		700,000	707,853
Deutsche Bank AG
2.944%, 5/10/19(l)(x)		1,700,000	1,728,662
Goldman Sachs Group, Inc. (The)
7.500%, 2/15/19		829,000	910,736
6.000%, 6/15/20		243,000	269,082
2.350%, 11/15/21		234,000	228,787
5.750%, 1/24/22		310,000	349,107
3.850%, 7/8/24		315,000	322,313
3.750%, 5/22/25		234,000	236,530
Israel Electric Corp. Ltd.
5.000%, 11/12/24(m)		231,000	242,550
Morgan Stanley
5.625%, 9/23/19		162,000	175,133
1.842%, 2/14/20(l)		800,000	802,613
5.500%, 7/24/20		276,000	301,793
2.500%, 4/21/21		1,000,000	994,137
3.125%, 7/27/26		800,000	761,772
S&P Global, Inc.
4.400%, 2/15/26		316,000	334,990
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§		1,234,031	1,234,022
UBS AG
1.615%, 6/1/17(l)		600,000	600,259
7.625%, 8/17/22		960,000	1,101,600

			11,301,939

Consumer Finance (0.5%)
AGFC Capital Trust I
2.772%, 1/15/67(b)(l)§		1,070,000	542,490
Ally Financial, Inc.
3.250%, 9/29/17		400,000	402,000
American Express Co.
6.150%, 8/28/17		637,000	648,932
Ford Motor Credit Co. LLC
2.943%, 1/8/19		900,000	911,889
3.200%, 1/15/21		1,700,000	1,717,860
5.875%, 8/2/21		700,000	779,228
3.664%, 9/8/24		538,000	528,164
General Motors Financial Co., Inc.
3.200%, 7/13/20		1,000,000	1,016,477
4.375%, 9/25/21		1,000,000	1,050,095
4.000%, 1/15/25		55,000	55,052
4.300%, 7/13/25		70,000	71,074
LeasePlan Corp. NV
2.875%, 1/22/19§		800,000	802,633
Navient Corp.
6.625%, 7/26/21		260,000	267,800

			8,793,694

Diversified Financial Services (0.7%)
Delos Finance SARL
3.397%, 10/6/23		3,000,000	3,026,250
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125%, 11/30/22§		421,709	433,854
JPMorgan Chase Bank NA
6.000%, 10/1/17		3,570,000	3,651,034
Nationwide Building Society
6.250%, 2/25/20§		372,000	411,347
4.000%, 9/14/26§		435,000	420,150
NCUA Guaranteed Notes
3.450%, 6/12/21		20,000	21,049
Private Export Funding Corp.
4.375%, 3/15/19		20,000	21,095
2.050%, 11/15/22		79,000	78,131
Rio Oil Finance Trust
9.250%, 7/6/24(m)(x)		454,581	457,990
9.250%, 7/6/24§		454,588	457,998
TICP 2014-3A AR
2.156%, 1/20/27†		600,000	600,000
US Capital Funding II Ltd.
1.784%, 8/1/34(l)§		700,000	514,144
Waha Aerospace BV
3.925%, 7/28/20§		390,250	400,006

			10,493,048

Insurance (0.1%)
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20		25,000	27,162
Lincoln National Corp.
8.750%, 7/1/19		55,000	62,763
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	236,640
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		125,000	199,969
New York Life Global Funding
2.900%, 1/17/24§		900,000	902,340

			1,428,874

Thrifts & Mortgage Finance (1.1%)
BRFkredit A/S
4.000%, 1/1/18	DKK	6,800,000	1,007,703
2.000%, 4/1/18		6,400,000	938,849
Nykredit Realkredit A/S
2.000%, 1/1/18		3,300,000	482,152
1.000%, 4/1/18		10,700,000	1,555,778
2.000%, 4/1/18		15,000,000	2,204,113
2.000%, 7/1/18		6,400,000	939,556
Realkredit Danmark A/S
1.000%, 4/1/17		54,100,000	7,754,183
1.000%, 1/1/18		100,000	14,496
1.000%, 4/1/18		15,600,000	2,267,417

			17,164,247

Total Financials			97,099,807

Health Care (0.2%)
Biotechnology (0.1%)
AbbVie, Inc.
3.600%, 5/14/25		$228,000	227,257
Amgen, Inc.
6.150%, 6/1/18		19,000	19,957
Biogen, Inc.
4.050%, 9/15/25		360,000	368,068
Celgene Corp.
3.875%, 8/15/25		390,000	398,428

			1,013,710

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Equipment & Supplies (0.0%)
Becton Dickinson and Co.
3.734%, 12/15/24	$90,000	$92,633

Health Care Providers & Services (0.0%)
Fresenius Medical Care US Finance, Inc.
6.875%, 7/15/17	447,000	452,587
HCA, Inc.
5.250%, 6/15/26	47,000	49,411
4.500%, 2/15/27	28,000	27,895
Laboratory Corp. of America Holdings
3.600%, 2/1/25	135,000	133,590

		663,483

Pharmaceuticals (0.1%)
AstraZeneca plc
6.450%, 9/15/37	120,000	156,231
Bayer US Finance LLC
3.375%, 10/8/24§	211,000	211,630
Mylan NV
3.950%, 6/15/26	102,000	99,879
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	326,000	309,061
3.150%, 10/1/26	220,000	202,125
Valeant Pharmaceuticals International, Inc.
6.750%, 8/15/18(x)§	263,000	263,000
5.375%, 3/15/20§	700,000	625,660
6.125%, 4/15/25§	195,000	150,150

		2,017,736

Total Health Care		3,787,562

Industrials (0.2%)
Aerospace & Defense (0.0%)
Embraer Netherlands Finance BV
5.400%, 2/1/27	240,000	245,455

Construction & Engineering (0.0%)
Odebrecht Finance Ltd.
5.250%, 6/27/29§	254,000	85,725

Industrial Conglomerates (0.1%)
Alfa SAB de CV
5.250%, 3/25/24(b)§	235,000	246,456
General Electric Co.
5.000%, 1/21/21(l)(y)	99,000	103,703

		350,159

Machinery (0.0%)
SPX FLOW, Inc.
5.875%, 8/15/26§	13,000	13,065

Road & Rail (0.1%)
AerCap Aviation Solutions BV
6.375%, 5/30/17	200,000	200,700
Avis Budget Car Rental LLC
5.250%, 3/15/25(x)§	149,000	137,825
Empresa de Transporte de Pasajeros Metro SA
4.750%, 2/4/24§	210,000	225,750
Penske Truck Leasing Co. LP
4.875%, 7/11/22(b)§	900,000	970,507

		1,534,782

Trading Companies & Distributors (0.0%)
International Lease Finance Corp.
5.875%, 4/1/19	125,000	133,467

Transportation Infrastructure (0.0%)
Adani Ports & Special Economic Zone Ltd.
3.950%, 1/19/22§	245,000	247,450

Total Industrials		2,610,103

Information Technology (0.3%)
Communications Equipment (0.0%)
Motorola Solutions, Inc.
3.500%, 3/1/23	193,000	188,894

Internet Software & Services (0.0%)
eBay, Inc.
3.800%, 3/9/22	115,000	119,512

IT Services (0.0%)
Fidelity National Information Services, Inc.
3.500%, 4/15/23	60,000	60,846
5.000%, 10/15/25	2,000	2,188
Total System Services, Inc.
2.375%, 6/1/18	174,000	174,680
3.750%, 6/1/23	174,000	174,668

		412,382

Semiconductors & Semiconductor Equipment (0.0%)
Broadcom Corp.
3.625%, 1/15/24§	81,000	81,564
3.875%, 1/15/27(b)§	177,000	178,071
KLA-Tencor Corp.
4.650%, 11/1/24	312,000	331,548
Lam Research Corp.
2.800%, 6/15/21	133,000	133,182
Micron Technology, Inc.
7.500%, 9/15/23§	112,000	125,160

		849,525

Software (0.1%)
Oracle Corp.
1.900%, 9/15/21	1,000,000	981,806

Technology Hardware, Storage & Peripherals (0.2%)
Diamond 1 Finance Corp.
4.420%, 6/15/21§	935,000	977,636
5.450%, 6/15/23§	800,000	859,241
7.125%, 6/15/24§	95,000	104,738
6.020%, 6/15/26§	73,000	79,564
HP, Inc.
4.650%, 12/9/21	130,000	139,155
Seagate HDD Cayman
4.750%, 1/1/25	170,000	164,900
Western Digital Corp.
7.375%, 4/1/23§	242,000	264,990

		2,590,224

Total Information Technology		5,142,343

Materials (0.1%)
Chemicals (0.1%)
Dow Chemical Co. (The)
8.550%, 5/15/19	157,000	177,680
Eastman Chemical Co.
3.800%, 3/15/25	110,000	112,451
LYB International Finance BV
4.000%, 7/15/23	345,000	359,216
Mosaic Co. (The)
5.625%, 11/15/43	132,000	136,389
NOVA Chemicals Corp.
5.250%, 8/1/23§	166,000	170,150

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Sociedad Quimica y Minera de Chile SA
3.625%, 4/3/23§		$292,000	$282,510

			1,238,396

Containers & Packaging (0.0%)
International Paper Co.
4.750%, 2/15/22		165,000	177,862

Metals & Mining (0.0%)
Barrick Gold Corp.
4.100%, 5/1/23		51,000	54,503
Glencore Funding LLC
4.125%, 5/30/23§		137,000	139,677
Vale Overseas Ltd.
6.875%, 11/21/36		220,000	235,219
Yamana Gold, Inc.
4.950%, 7/15/24		171,000	171,943

			601,342

Total Materials			2,017,600

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)
5.050%, 9/1/20		613,000	659,643
Crown Castle International Corp. (REIT)
4.875%, 4/15/22		1,156,000	1,242,909
Digital Realty Trust LP (REIT)
3.400%, 10/1/20		800,000	817,133
Host Hotels & Resorts LP (REIT)
3.750%, 10/15/23		12,000	12,028
Kilroy Realty LP (REIT)
4.375%, 10/1/25		1,700,000	1,771,514
Trust F/1401 (REIT)
5.250%, 1/30/26(b)§		250,000	250,604
WEA Finance LLC (REIT)
3.250%, 10/5/20§		800,000	815,294
Welltower, Inc. (REIT)
4.000%, 6/1/25		230,000	233,253

Total Real Estate			5,802,378

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
1.617%, 1/15/20(l)		900,000	906,006
4.600%, 2/15/21		335,000	357,610
2.800%, 2/17/21		500,000	501,095
3.800%, 3/15/22		123,000	127,210
3.600%, 2/17/23		425,000	430,189
3.400%, 5/15/25		625,000	603,324
4.125%, 2/17/26		313,000	316,972
CCO Holdings LLC
5.500%, 5/1/26§		173,000	178,848
CenturyLink, Inc.
6.450%, 6/15/21		128,000	136,141
7.500%, 4/1/24(x)		115,000	121,428
SFR Group SA
5.375%, 5/15/22§	EUR	225,000	248,887
7.375%, 5/1/26§		$500,000	514,400
Telefonica Emisiones SAU
5.462%, 2/16/21		275,000	301,810
5.213%, 3/8/47		159,000	160,860
Verizon Communications, Inc.
2.871%, 9/14/18(l)		300,000	306,351
3.500%, 11/1/24		1,358,000	1,350,546
2.625%, 8/15/26		442,000	403,468
5.500%, 3/16/47		130,000	136,196
Wind Acquisition Finance SA
4.750%, 7/15/20§		200,000	203,000

			7,304,341

Wireless Telecommunication Services (0.0%)
MTN Mauritius Investment Ltd.
5.373%, 2/13/22§		200,000	202,800
Rogers Communications, Inc.
4.000%, 6/6/22	CAD	63,000	51,310

			254,110

Total Telecommunication Services			7,558,451

Utilities (0.3%)
Electric Utilities (0.2%)
Entergy Arkansas, Inc.
3.750%, 2/15/21		$1,530,000	1,591,621
Exelon Corp.
5.100%, 6/15/45		170,000	182,919
Southern Co. (The)
2.350%, 7/1/21		1,000,000	981,207

			2,755,747

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.
7.375%, 7/1/21		160,000	181,200
Constellation Energy Group, Inc.
5.150%, 12/1/20		139,000	150,891
NRG Energy, Inc.
7.625%, 1/15/18		226,000	232,215
PSEG Power LLC
3.000%, 6/15/21		500,000	503,865

			1,068,171

Multi-Utilities (0.0%)
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		235,000	292,456
CMS Energy Corp.
5.050%, 3/15/22		229,000	251,150

			543,606

Total Utilities			4,367,524

Total Corporate Bonds			158,061,170

Foreign Government Securities (1.8%)
Arab Republic of Egypt
6.125%, 1/31/22§		210,000	218,138
Export-Import Bank of Korea
4.000%, 1/29/21		905,000	946,781
Iraq Government AID Bond
2.149%, 1/18/22		7,460,000	7,469,908
Kingdom of Jordan
2.578%, 6/30/22		7,191,000	7,303,180
Korea Housing Finance Corp.
2.000%, 10/11/21§		1,300,000	1,254,903
Petroleos Mexicanos
4.625%, 9/21/23		345,000	346,121
Republic of Panama
9.375%, 4/1/29		190,000	278,350
Republic of Turkey
6.000%, 3/25/27		240,000	249,360
State of Qatar
2.375%, 6/2/21§		225,000	222,469
Ukraine Government AID Bonds
1.471%, 9/29/21		11,300,000	11,003,940
United Kingdom Gilt
1.750%, 9/7/22(m)	GBP	90,279	120,585

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
United Mexican States
5.950%, 3/19/19	$106,000	$114,215

Total Foreign Government Securities		29,527,950

Mortgage-Backed Securities (10.8%)
FHLMC
2.763%, 11/1/31(l)	3,744	3,927
5.500%, 1/1/35	94,830	106,032
5.500%, 7/1/35	63,637	70,971
4.000%, 7/1/44	659,622	695,746
4.000%, 2/1/46	823,352	868,958
3.500%, 5/15/47 TBA	4,000,000	4,082,969
4.000%, 5/15/47 TBA	2,000,000	2,093,437
FNMA
5.000%, 2/1/24(l)	219	234
9.000%, 8/1/26	1,211	1,411
2.772%, 1/1/28(l)	25,668	26,559
2.500%, 5/1/30	26,802	26,931
2.500%, 8/1/31	833,847	835,378
2.500%, 11/1/31	1,168,868	1,171,014
2.500%, 12/1/31	380,996	381,695
2.500%, 1/1/32	962,441	964,208
2.500%, 2/1/32	41,688	41,764
1.848%, 3/1/33(l)	34,142	34,607
5.500%, 4/1/33	85,143	94,889
5.500%, 7/1/33	87,746	97,786
5.500%, 4/1/34	44,921	50,116
5.500%, 5/1/34	32,165	35,825
5.500%, 11/1/34	132,450	147,704
5.500%, 2/1/35	507,856	565,971
4.500%, 8/1/35	67,727	73,098
5.000%, 10/1/35	39,739	43,617
3.154%, 1/1/36(l)	489,443	506,340
5.000%, 7/1/36	49,473	54,304
3.085%, 2/1/37(l)	124,816	130,474
4.500%, 7/1/37	13,513	14,577
4.500%, 8/1/37	17,082	18,448
4.500%, 4/1/38	136,936	147,629
4.500%, 2/1/39	587,856	633,759
4.500%, 3/1/39	618,538	666,837
4.500%, 4/1/39	358,945	386,973
4.500%, 5/1/39	6,903	7,442
4.500%, 6/1/39	55,944	60,313
4.500%, 7/1/39	517,317	558,839
5.000%, 12/1/39	136,087	149,138
4.500%, 1/1/40	55,174	59,482
2.790%, 12/1/40(l)	10,994	11,432
4.000%, 12/1/40	386,118	407,385
4.500%, 3/1/41	67,999	73,308
4.500%, 5/1/41	6,556	7,090
4.500%, 7/1/41	4,974	5,367
4.500%, 9/1/42	218,340	235,389
4.500%, 11/1/42	83,356	89,865
4.000%, 10/1/43	1,601,326	1,690,775
3.000%, 5/1/45	154,428	153,469
3.000%, 8/1/45	1,311,099	1,302,956
4.000%, 1/1/46	1,476,996	1,549,576
3.500%, 3/1/46	3,893,789	3,986,419
3.500%, 7/1/46	761,146	779,015
3.500%, 4/25/47 TBA	3,860,000	3,948,659
4.000%, 4/25/47 TBA	9,255,000	9,708,351
4.500%, 4/25/47 TBA	14,494,000	15,543,683
3.000%, 5/25/47 TBA	31,000,000	30,682,734
3.500%, 5/25/47 TBA	37,000,000	37,773,241
4.000%, 5/25/47 TBA	31,000,000	32,455,546
3.500%, 6/25/47 TBA	10,000,000	10,187,109

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
GNMA
8.500%, 10/15/17	$3	$2
8.500%, 11/15/17	11	11
8.000%, 7/15/26	212	235
2.125%, 7/20/27(l)	1,856	1,895
3.000%, 5/15/43	417,912	423,757
3.000%, 7/15/45	893,480	903,741
3.000%, 5/20/46	759,894	767,404
3.500%, 4/15/47 TBA	3,260,000	3,380,311
4.000%, 5/15/47 TBA	1,000,000	1,054,414

Total Mortgage-Backed Securities		173,032,541

Municipal Bonds (0.5%)
City of Chicago Taxable General Obligation Bonds, Series 2008A
5.630%, 1/1/22	700,000	701,316
City of Chicago Taxable General Obligation Bonds, Series 2015B
7.750%, 1/1/42	600,000	617,052
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075%, 11/1/20	510,000	543,828
4.325%, 11/1/21	830,000	900,633
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds, Series 2009B
4.718%, 4/1/19	445,000	472,799
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.841%, 8/1/21	255,000	292,501
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series 2010A-2
5.854%, 1/15/30	670,000	791,310
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311%, 6/1/40	970,000	1,247,585
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	955,000	1,087,019
5.435%, 5/15/23	1,260,000	1,448,975

Total Municipal Bonds		8,103,018

U.S. Government Agency Securities (27.5%)
FFCB
0.750%, 4/18/18	50,000,000	49,815,085
0.875%, 6/13/18	40,000,000	39,925,524
FHLB
4.875%, 5/17/17	1,790,000	1,798,837
5.250%, 6/5/17	1,773,000	1,786,756
1.000%, 6/9/17	1,815,000	1,815,466
2.250%, 9/8/17	245,000	246,358
0.625%, 10/26/17	11,400,000	11,375,092
5.000%, 11/17/17	23,045,000	23,611,536
1.125%, 4/25/18	9,405,000	9,407,656
4.750%, 6/8/18	150,000	156,557
1.250%, 1/16/19	22,765,000	22,741,652
1.875%, 3/8/19	3,440,000	3,473,405
5.375%, 5/15/19	215,000	232,806
1.625%, 6/14/19	525,000	527,680
4.125%, 12/13/19	50,000	53,370
4.125%, 3/13/20	1,819,000	1,950,584
4.625%, 9/11/20	1,025,000	1,125,318
3.625%, 3/12/21	50,000	53,449
5.625%, 6/11/21	150,000	172,265
FHLMC
5.000%, 4/18/17	1,785,000	1,788,066
1.250%, 5/12/17	2,430,000	2,431,181
1.000%, 6/29/17	1,810,000	1,810,651
1.000%, 7/25/17	350,000	350,065
1.000%, 7/28/17	2,980,000	2,981,058
5.500%, 8/23/17	1,730,000	1,760,554
5.125%, 11/17/17	2,315,000	2,372,968
0.750%, 1/12/18	393,000	391,837
0.875%, 3/7/18	5,136,000	5,126,866
4.875%, 6/13/18	3,664,000	3,827,715
3.750%, 3/27/19	2,777,000	2,907,105
1.750%, 5/30/19	2,592,000	2,611,314
2.000%, 7/30/19	64,000	64,842
1.250%, 8/1/19	5,480,000	5,457,718
1.250%, 10/2/19	9,647,000	9,593,268
1.375%, 5/1/20	30,198,000	30,012,811
2.375%, 1/13/22	19,204,000	19,539,636
Financing Corp.
10.700%, 10/6/17	380,000	398,744
9.400%, 2/8/18	70,000	74,879
9.650%, 11/2/18	140,000	158,536
8.600%, 9/26/19	30,000	35,222
FNMA
1.125%, 4/27/17	2,440,000	2,440,494
5.000%, 5/11/17	2,570,000	2,581,267
(Zero Coupon), 6/1/17	100,000	99,907
5.375%, 6/12/17	4,086,000	4,121,134
0.875%, 8/28/17	4,826,000	4,824,586
0.875%, 12/20/17	11,312,000	11,292,764
0.875%, 2/8/18	8,806,000	8,786,032
1.000%, 4/30/18	392,000	391,798
1.750%, 1/30/19	277,000	279,183
1.750%, 6/20/19	38,413,000	38,681,319
1.000%, 8/28/19	20,000,000	19,789,106
1.750%, 9/12/19	25,075,000	25,255,944
(Zero Coupon), 10/9/19	975,000	930,482
1.625%, 1/21/20	8,660,000	8,677,712
1.500%, 11/30/20	10,455,000	10,381,140
1.375%, 2/26/21	22,630,000	22,294,863
1.875%, 9/24/26	8,457,000	7,879,548
Resolution Funding Corp. (Zero Coupon), 7/15/20 STRIPS	4,157,000	3,925,333

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Tennessee Valley Authority
5.500%, 7/18/17	$930,000	$942,093
3.875%, 2/15/21	818,000	881,435
1.875%, 8/15/22	850,000	839,506

Total U.S. Government Agency Securities		439,260,078

U.S. Treasury Obligations (46.4%)
U.S. Treasury Bonds
9.125%, 5/15/18	200,000	217,886
9.000%, 11/15/18	200,000	225,242
8.875%, 2/15/19	700,000	800,105
8.125%, 8/15/19	200,000	231,378
8.500%, 2/15/20	3,002,000	3,595,810
8.750%, 5/15/20	200,000	243,600
7.875%, 2/15/21	798,000	980,044
8.125%, 5/15/21	355,000	443,545
8.000%, 11/15/21	265,000	336,384
6.000%, 2/15/26	1,710,000	2,209,975
1.750%, 1/15/28 TIPS(l)	3,590,382	4,057,487
2.500%, 1/15/29 TIPS(l)	131,203	160,406
3.875%, 4/15/29 TIPS(l)	1,352,063	1,869,855
4.500%, 2/15/36	185,600	235,390
4.750%, 2/15/37	330,000	430,830
4.250%, 5/15/39	200,000	244,244
4.375%, 11/15/39	200,000	248,253
4.625%, 2/15/40	3,893,300	5,001,065
4.375%, 5/15/40	400,000	496,712
3.000%, 5/15/42	1,010,500	1,010,500
2.875%, 5/15/43	100,000	97,375
3.625%, 8/15/43	627,300	698,459
3.750%, 11/15/43	180,000	204,815
3.625%, 2/15/44	1,055,000	1,175,666
3.125%, 8/15/44	4,359,100	4,444,443
3.000%, 11/15/44	483,700	481,576
0.750%, 2/15/45 TIPS(l)	1,443,736	1,375,016
3.000%, 5/15/45	638,000	634,371
2.875%, 8/15/45	1,725,000	1,673,250
1.000%, 2/15/46 TIPS(l)	102,488	104,032
2.500%, 2/15/46	250,000	224,140
2.500%, 5/15/46	345,700	309,618
2.250%, 8/15/46	1,200,000	1,015,894
U.S. Treasury Notes
3.875%, 5/15/18	350,000	360,769
1.125%, 2/28/19	4,620,000	4,609,587
1.375%, 2/28/19	1,000,000	1,002,355
0.125%, 4/15/19 TIPS(l)	4,458,939	4,523,337
3.125%, 5/15/19	1,500,000	1,556,848
1.000%, 6/30/19	2,667,000	2,648,081
0.875%, 7/31/19	1,700,000	1,681,964
1.000%, 9/30/19	2,677,000	2,651,234
3.375%, 11/15/19	6,019,000	6,323,242
1.000%, 11/30/19	8,097,600	8,009,033
1.125%, 12/31/19	2,677,000	2,653,618
1.375%, 1/31/20	2,627,000	2,619,612
1.250%, 2/29/20	2,657,000	2,637,924
1.125%, 3/31/20	1,746,000	1,725,825
1.375%, 3/31/20	35,285,000	35,131,454
0.125%, 4/15/20 TIPS(l)	725,879	736,731
1.125%, 4/30/20	946,000	934,109
3.500%, 5/15/20	9,360,000	9,910,485
1.500%, 5/31/20	5,311,000	5,297,805
1.625%, 7/31/20	20,970,000	20,971,801
2.625%, 8/15/20	18,507,000	19,100,236
1.375%, 8/31/20	28,695,000	28,435,623
2.625%, 11/15/20	21,358,000	22,053,303
3.625%, 2/15/21	20,115,000	21,534,835
1.125%, 2/28/21	20,525,900	20,027,827
2.000%, 2/28/21(v)	4,600,000	4,640,178
1.250%, 3/31/21	31,175,000	30,536,399
2.250%, 3/31/21#(u)	6,300,000	6,411,727
3.125%, 5/15/21	8,723,000	9,175,642
1.375%, 5/31/21	7,686,000	7,549,934
2.125%, 8/15/21	17,221,000	17,424,154
1.125%, 9/30/21	9,862,000	9,542,641
2.125%, 9/30/21(z)	12,000,000	12,124,687
1.250%, 10/31/21	14,750,200	14,338,578
2.000%, 11/15/21	3,135,000	3,149,475
1.875%, 11/30/21	9,662,600	9,652,484
1.875%, 1/31/22	1,345,000	1,342,173
2.000%, 2/15/22	9,884,600	9,925,297
1.750%, 3/31/22	7,121,000	7,053,629
1.750%, 5/15/22	14,883,000	14,724,404
1.625%, 8/15/22	39,379,800	38,567,899
1.625%, 11/15/22	11,372,800	11,110,070
2.000%, 2/15/23	6,260,000	6,226,744
1.750%, 5/15/23	12,875,600	12,594,751
2.500%, 8/15/23	16,810,000	17,150,140
2.750%, 11/15/23	10,350,000	10,716,536
2.750%, 2/15/24	21,731,000	22,485,133
2.500%, 5/15/24	47,996,000	48,851,303
0.125%, 7/15/24 TIPS(l)	9,480,522	9,392,049
2.375%, 8/15/24	12,979,700	13,082,321
2.250%, 11/15/24	21,540,000	21,486,150
0.250%, 1/15/25 TIPS(l)	2,155,118	2,136,724
2.000%, 2/15/25	21,155,000	20,687,441
2.125%, 5/15/25	30,428,000	29,971,580
0.375%, 7/15/25 TIPS(l)	3,837,003	3,846,331
2.000%, 8/15/25	134,900	131,361
2.250%, 11/15/25	21,330,500	21,146,025
1.625%, 5/15/26	2,392,000	2,244,014
1.500%, 8/15/26	13,791,000	12,762,386
2.000%, 11/15/26	10,841,500	10,473,313
2.250%, 2/15/27(z)	6,629,500	6,545,596

Total U.S. Treasury Obligations		741,814,273

Total Long-Term Debt Securities (105.3%) (Cost 1,683,429,281)		1,684,207,453

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares		Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*		2	$20

Total Consumer Staples			20

Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.		29	754

Total Financials			754

Total Common Stocks (0.0%) (Cost $–)			774

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.3%)
Barclays Bank plc
1.80%, 11/6/17(l)		$3,300,000	3,308,847
Mizuho Bank Ltd.
1.82%, 12/12/17(l)		1,300,000	1,305,085

Total Certificates of Deposit			4,613,932

Commercial Paper (2.3%)
Anthem, Inc.
1.09%, 4/17/17(n)(p)		1,400,000	1,399,277
ANZ New Zealand Int’l Ltd.
1.66%, 1/5/18(n)(p)		1,300,000	1,283,463
Bell Canada, Inc.
1.20%, 5/15/17(n)(p)		1,800,000	1,797,300
1.20%, 5/18/17(n)(p)		1,200,000	1,198,077
Credit Suisse AG
1.06%, 7/3/17(n)(p)		2,400,000	2,393,378
Duke Energy Corp.
1.09%, 4/13/17(n)(p)		1,200,000	1,199,527
Ecolab, Inc.
1.15%, 4/10/17(n)(p)		1,200,000	1,199,616
1.19%, 4/13/17(n)(p)		400,000	399,828
Enbridge Energy Partners LP
1.20%, 6/19/17(n)(p)		1,900,000	1,894,927
Eni Finance USA, Inc.
1.12%, 4/17/17(n)(p)		500,000	499,736
Ford Motor Credit Co. LLC
1.42%, 7/10/17(n)(p)		1,900,000	1,892,447
Hewlett Packard Enterprise Co.
1.31%, 4/3/17(n)(p)		1,900,000	1,899,793
Humana, Inc.
1.27%, 4/4/17(n)(p)		1,900,000	1,899,733
1.27%, 4/6/17(n)(p)		1,300,000	1,299,724
Marriott International, Inc.
1.26%, 5/12/17(n)(p)		700,000	698,971
Mondelez International, Inc.
1.03%, 4/4/17(n)(p)		1,600,000	1,599,817
1.26%, 5/11/17(n)(p)		1,600,000	1,597,701
Moody’s Corp.
1.08%, 4/17/17(n)(p)		700,000	699,642
Natixis SA
1.18%, 7/3/17(n)(p)		2,200,000	2,193,232
ONEOK Partners LP
1.10%, 4/3/17(n)(p)		1,800,000	1,799,835
1.03%, 4/10/17(n)(p)		1,400,000	1,399,601
Schlumberger Holdings Corp.
1.17%, 4/27/17(n)(p)		1,100,000	1,099,037
1.20%, 5/23/17(n)(p)		600,000	598,937
Sempra Global
1.54%, 8/23/17(n)(p)		1,900,000	1,888,316
Standard Chartered Bank
1.26%, 7/3/17(n)(p)		800,000	797,383
Tyson Foods, Inc.
1.24%, 4/20/17(n)(p)		1,400,000	1,399,034
Vodafone Group plc
1.32%, 10/3/17(n)(p)		800,000	794,579

Total Commercial Paper			36,822,911

Foreign Government Treasury Bills (0.5%)
Argentina Treasury Bills
4.99%, 5/26/17(p)		600,000	595,438
3.96%, 9/15/17(p)		300,000	294,634
Japanese Treasury Bills
(0.15)%, 6/12/17(p)	JPY	800,000,000	7,188,024

Total Foreign Government Treasury Bills			8,078,096

	Number of Shares		Value (Note 1)
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares		7,868,202	7,870,563

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.2%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $100,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $102,000.(xx)		$100,000	100,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $300,022, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $306,000.(xx)		300,000	300,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $250,023, collateralized by various U.S. Government Treasury Securities, 0.625%,maturing 1/15/26; total market value $255,001.(xx)		250,000	250,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $500,054, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $548,993.(xx)		500,000	500,000

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $200,016, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $204,000.(xx)	$200,000	$200,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $22,512, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $22,960.(xx)	22,510	22,510
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $200,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $204,123.(xx)	200,000	200,000
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $200,018, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $204,123.(xx)	200,000	200,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $50,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $51,000.(xx)	50,000	50,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $1,000,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $1,020,001.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		2,822,510

U.S. Government Agency Security (0.3%)
FHLB
0.91%, 9/20/17 (o)(p)	4,820,000	4,798,962

Total Short-Term Investments (4.1%) (Cost $64,911,569)		65,006,974

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
10 Year U.S. Treasury Notes
May 2017 @ $102.00*	22	—
May 2017 @ $105.00*	38	—
May 2017 @ $106.00*	115	—
May 2017 @ $106.50*	14	—
May 2017 @ $107.50*	45	—
May 2017 @ $108.00*	13	—
May 2017 @ $110.00*	59	—
May 2017 @ $110.50*	13	—
May 2017 @ $111.00*	17	—
May 2017 @ $112.50*	17	—
5 Year U.S. Treasury Notes
May 2017 @ $99.50*	76	—
May 2017 @ $101.50*	17	—
May 2017 @ $103.00*	2	—
May 2017 @ $108.00*	172	—
90 Day Eurodollar
June 2017 @ $98.50*	440	2,750
Euro-Bund
May 2017 @ EUR 140.00*	32	341
May 2017 @ EUR 143.00*	7	75
May 2017 @ EUR 145.00*	9	96

Total Options Purchased (0.0%) (Cost $17,921)		3,262

Total Investments (109.4%) (Cost $1,748,358,771)		1,749,218,463
Other Assets Less Liabilities (-9.4%)		(150,123,119)

Net Assets (100%)		$1,599,095,344

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

*	Non-income producing.

†	Security (totaling $1,125,932 or 0.1% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $101,529,505 or 6.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $523,115.

(b)	Rule 144A Illiquid Security. At March 31, 2017, the market value of these securities amounted to $23,284,290 or 1.5% of net assets.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2017.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2017, the market value of these securities amounted to $8,767,174 or 0.5% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2017.

(p)	Yield to maturity.

(u)	All, or a portion of security held by broker as collateral for futures contracts, with a total collateral value of $523,116.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $409,546.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $2,715,307. This was secured by cash collateral of $2,822,510 which was subsequently invested in joint repurchase agreements with a total value of $2,822,510, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2017.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM	—	Adjustable Rate Mortgage

CAD	—	Canadian Dollar

CLO	—	Collateralized Loan Obligation

DKK	—	Denmark Krone

EUR	—	European Currency Unit

FFCB	—	Federal Farm Credit Bank

FHLB	—	Federal Home Loan Bank

FHLMC	—	Federal Home Loan Mortgage Corp.

FNMA	—	Federal National Mortgage Association

GBP	—	British Pound

GNMA	—	Government National Mortgage Association

JPY	—	Japanese Yen

REMIC	—	Real Estate Mortgage Investment Conduit

STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	—	To Be Announced; Security is subject to delayed delivery

TIPS	—	Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	388	June-17	$48,214,666	$48,330,250	$115,584
2 Year U.S. Treasury Notes	69	June-17	14,932,658	14,935,266	2,608
5 Year U.S. Treasury Notes	512	June-17	60,198,647	60,276,000	77,353
90 Day Euro Euribor	98	September-17	26,211,168	26,213,703	2,535
Euro-Bund	150	June-17	25,624,289	25,830,428	206,139
U.S. Ultra Bond	37	June-17	5,894,915	5,943,125	48,210

					$452,429

Sales
10 Year Canadian Bond	32	June-17	$3,276,377	$3,304,313	$(27,936)
10 Year Japanese Government Bond	14	June-17	18,874,562	18,898,051	(23,489)
90 Day Eurodollar	42	September-17	10,354,056	10,349,850	4,206
90 Day Eurodollar	124	December-17	30,576,062	30,519,500	56,562
Euro-OAT	200	June-17	31,099,005	31,372,454	(273,449)
Long Gilt	121	June-17	19,131,266	19,341,242	(209,976)
U.S. Long Bond	2	June-17	300,146	301,687	(1,541)

					$(475,623)

					$(23,194)

At March 31, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	919	$691,055	$687,494	$3,561
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	16,665	2,389,727	2,389,247	480
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	9,857	1,413,474	1,437,909	(24,435)
Danish Krone vs. U.S. Dollar, expiring 4/3/17	JPMorgan Chase Bank	67	9,628	10,202	(574)
Danish Krone vs. U.S. Dollar, expiring 7/3/17	Bank of America	16,721	2,409,052	2,451,633	(42,581)
European Union Euro vs. U.S. Dollar, expiring 4/4/17	Bank of America	154	164,287	165,863	(1,576)
European Union Euro vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	257	274,168	275,940	(1,772)
European Union Euro vs. U.S. Dollar, expiring 5/2/17	Bank of America	282	301,215	301,468	(253)

					$(67,150)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 4/4/17	Deutsche Bank AG	317	$101,000	$101,303	$(303)
British Pound vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	108	134,299	135,313	(1,014)
British Pound vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	2,533	3,120,454	3,173,596	(53,142)
Canadian Dollar vs. U.S. Dollar, expiring 4/4/17	Bank of America	1,322	992,210	994,097	(1,887)
Canadian Dollar vs. U.S. Dollar, expiring 4/7/17	JPMorgan Chase Bank	92	70,331	68,864	1,467
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	54,708	8,608,925	7,845,036	763,889
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	16,721	2,440,718	2,397,809	42,909
Danish Krone vs. U.S. Dollar, expiring 10/2/17	JPMorgan Chase Bank	5,117	749,037	740,896	8,141

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Danish Krone vs. U.S. Dollar, expiring 1/2/18	JPMorgan Chase Bank	1,460	$215,032	$212,625	$2,407
Danish Krone vs. U.S. Dollar, expiring 1/2/18	JPMorgan Chase Bank	5,744	844,163	836,520	7,643
Danish Krone vs. U.S. Dollar, expiring 1/2/18	JPMorgan Chase Bank	9,996	1,459,096	1,455,755	3,341
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	615	89,914	90,098	(184)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	16,665	2,441,221	2,441,423	(202)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	5,540	809,064	811,610	(2,546)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	4,495	663,946	658,518	5,428
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	6,690	991,242	980,085	11,157
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	9,857	1,467,413	1,444,051	23,362
Danish Krone vs. U.S. Dollar, expiring 4/3/18	JPMorgan Chase Bank	11,185	1,668,090	1,638,603	29,487
Danish Krone vs. U.S. Dollar, expiring 4/3/18	JPMorgan Chase Bank	3,838	563,503	562,267	1,236
Danish Krone vs. U.S. Dollar, expiring 7/3/18	Bank of America	6,695	997,675	986,810	10,865
Danish Krone vs. U.S. Dollar, expiring 7/3/18	Bank of America	6,400	948,297	943,328	4,969
European Union Euro vs. U.S. Dollar, expiring 4/4/17	Bank of America	100	105,456	106,680	(1,224)
European Union Euro vs. U.S. Dollar, expiring 4/4/17	Bank of America	4,917	5,215,639	5,245,456	(29,817)
European Union Euro vs. U.S. Dollar, expiring 4/4/17	Bank of America	123	129,632	131,216	(1,584)
European Union Euro vs. U.S. Dollar, expiring 4/4/17	Bank of America	81	88,078	86,411	1,667
European Union Euro vs. U.S. Dollar, expiring 4/4/17	Bank of America	80	86,410	85,344	1,066
European Union Euro vs. U.S. Dollar, expiring 4/4/17	Bank of America	87	94,041	92,812	1,229
European Union Euro vs. U.S. Dollar, expiring 4/12/17	JPMorgan Chase Bank	760	819,812	811,575	8,237
European Union Euro vs. U.S. Dollar, expiring 5/2/17	Bank of America	4,977	5,349,461	5,316,121	33,340
Japanese Yen vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	8,900	79,407	79,943	(536)
Japanese Yen vs. U.S. Dollar, expiring 4/7/17	Citibank NA	1,097,920	9,808,679	9,862,799	(54,120)
Japanese Yen vs. U.S. Dollar, expiring 4/26/17	Morgan Stanley	335,000	2,959,338	3,011,699	(52,361)
Korean Won vs. U.S. Dollar, expiring 6/23/17	JPMorgan Chase Bank	8,287,484	7,219,377	7,417,862	(198,485)
Malaysian Ringgit vs. U.S. Dollar, expiring 6/23/17	JPMorgan Chase Bank	1,188	263,935	267,760	(3,825)
Singapore Dollar vs. U.S. Dollar, expiring 6/23/17	Bank of America	8,383	5,967,958	5,996,318	(28,360)
Taiwan Dollar vs. U.S. Dollar, expiring 6/23/17	Bank of America	262,850	8,611,270	8,694,879	(83,609)
Taiwan Dollar vs. U.S. Dollar, expiring 6/23/17	Deutsche Bank AG	49,556	1,603,758	1,639,277	(35,519)

					$413,122

					$345,972

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Options Written:

Options written for the three months ended March 31, 2017 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2017	—	$—
Options Written	172	40,024
Options Terminated in Closing Purchase Transactions	(172)	(40,024)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - March 31, 2017	—	$—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$64,563,439	$—	$64,563,439
Collateralized Mortgage Obligations	—	36,191,593	—	36,191,593
Commercial Mortgage-Backed Securities	—	33,653,391	—	33,653,391
Common Stocks
Consumer Staples	20	—	—	20
Financials	754	—	—	754
Corporate Bonds
Consumer Discretionary	—	11,536,997	—	11,536,997
Consumer Staples	—	4,953,924	—	4,953,924
Energy	—	13,184,481	—	13,184,481
Financials	—	95,973,875	1,125,932	97,099,807
Health Care	—	3,787,562	—	3,787,562
Industrials	—	2,610,103	—	2,610,103
Information Technology	—	5,142,343	—	5,142,343
Materials	—	2,017,600	—	2,017,600
Real Estate	—	5,802,378	—	5,802,378
Telecommunication Services	—	7,558,451	—	7,558,451
Utilities	—	4,367,524	—	4,367,524
Foreign Government Securities	—	29,527,950	—	29,527,950
Forward Currency Contracts	—	965,881	—	965,881
Futures	513,197	—	—	513,197
Mortgage-Backed Securities	—	173,032,541	—	173,032,541
Municipal Bonds	—	8,103,018	—	8,103,018
Options Purchased
Put Options Purchased	3,262	—	—	3,262
Short-Term Investments
Certificates of Deposit	—	4,613,932	—	4,613,932
Commercial Paper	—	36,822,911	—	36,822,911
Foreign Government Treasury Bills	—	8,078,096	—	8,078,096
Investment Companies	7,870,563	—	—	7,870,563
Repurchase Agreements	—	2,822,510	—	2,822,510
U.S. Government Agency Security	—	4,798,962	—	4,798,962
U.S. Government Agency Securities	—	439,260,078	—	439,260,078
U.S. Treasury Obligations	—	741,814,273	—	741,814,273

Total Assets	$8,387,796	$1,741,183,813	$1,125,932	$1,750,697,541

Liabilities:
Forward Currency Contracts	$—	$(619,909)	$—	$(619,909)
Futures	(536,391)	—	—	(536,391)

Total Liabilities	$(536,391)	$(619,909)	$—	$(1,156,300)

Total	$7,851,405	$1,740,563,904	$1,125,932	$1,749,541,241

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,434,986
Aggregate gross unrealized depreciation	(15,550,310)

Net unrealized depreciation	$(1,115,324)

Federal income tax cost of investments	$1,750,333,787

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.0%)
Auto Components (1.2%)
American Axle & Manufacturing Holdings, Inc.*	45,575	$855,899
Cooper Tire & Rubber Co.	33,322	1,477,831
Cooper-Standard Holdings, Inc.*	7,900	876,347
Dana, Inc.	99,465	1,920,669
Dorman Products, Inc.*	17,700	1,453,701
Fox Factory Holding Corp.*	8,700	249,690
Gentherm, Inc.*	22,600	887,050
Horizon Global Corp.*	11,560	160,453
LCI Industries	13,370	1,334,326
Metaldyne Performance Group, Inc.	9,600	219,360
Modine Manufacturing Co.*	32,900	401,380
Motorcar Parts of America, Inc.*	10,300	316,519
Spartan Motors, Inc.	2,700	21,600
Standard Motor Products, Inc.	12,800	628,992
Stoneridge, Inc.*	10,500	190,470
Strattec Security Corp.	100	2,780
Superior Industries International, Inc.	13,100	332,085
Tenneco, Inc.	32,197	2,009,736
Tower International, Inc.	7,800	211,380
Workhorse Group, Inc.(x)*	600	1,578

		13,551,846

Automobiles (0.0%)
Winnebago Industries, Inc.	17,346	507,371

Distributors (0.1%)
Core-Mark Holding Co., Inc.	25,600	798,464
Weyco Group, Inc.	200	5,616

		804,080

Diversified Consumer Services (1.0%)
American Public Education, Inc.*	12,607	288,700
Ascent Capital Group, Inc., Class A*	8,731	123,369
Bridgepoint Education, Inc.*	2,200	23,474
Bright Horizons Family Solutions, Inc.*	24,790	1,797,027
Capella Education Co.	7,045	599,001
Career Education Corp.*	38,600	335,820
Carriage Services, Inc.	4,000	108,480
Chegg, Inc.(x)*	38,400	324,096
Collectors Universe, Inc.	200	5,220
DeVry Education Group, Inc.	36,000	1,276,200
Grand Canyon Education, Inc.*	30,748	2,201,865
Houghton Mifflin Harcourt Co.*	77,300	784,595
K12, Inc.*	20,284	388,439
Regis Corp.*	29,052	340,489
Sotheby’s(x)*	35,102	1,596,439
Strayer Education, Inc.	6,500	523,185
Weight Watchers International, Inc.(x)*	17,900	278,703

		10,995,102

Hotels, Restaurants & Leisure (3.1%)
Belmond Ltd., Class A*	71,509	865,259
Biglari Holdings, Inc.*	891	384,894
BJ’s Restaurants, Inc.*	11,034	445,774
Bloomin’ Brands, Inc.	70,000	1,381,100
Bob Evans Farms, Inc.	14,890	965,914
Bojangles’, Inc.*	8,200	168,100
Boyd Gaming Corp.*	46,700	1,027,867
Buffalo Wild Wings, Inc.*	11,300	1,726,074
Caesars Acquisition Co., Class A*	22,600	348,040
Caesars Entertainment Corp.(x)*	22,200	212,010
Carrols Restaurant Group, Inc.*	16,500	233,475
Cheesecake Factory, Inc. (The)	25,721	1,629,683
Churchill Downs, Inc.	7,093	1,126,723
Chuy’s Holdings, Inc.*	11,000	327,800
ClubCorp Holdings, Inc.	36,400	584,220
Cracker Barrel Old Country Store, Inc.(x)	10,623	1,691,713
Dave & Buster’s Entertainment, Inc.*	21,400	1,307,326
Del Frisco’s Restaurant Group, Inc.*	11,400	205,770
Del Taco Restaurants, Inc.*	14,300	189,618
Denny’s Corp.*	47,600	588,812
DineEquity, Inc.	11,281	613,912
El Pollo Loco Holdings, Inc.(x)*	15,200	181,640
Eldorado Resorts, Inc.*	13,700	259,273
Empire Resorts, Inc.*	1,200	29,100
Fiesta Restaurant Group, Inc.*	15,400	372,680
Fogo De Chao, Inc.*	2,400	39,000
Golden Entertainment, Inc.	600	7,938
Habit Restaurants, Inc. (The), Class A*	9,400	166,380
ILG, Inc.	65,336	1,369,443
International Speedway Corp., Class A	21,600	798,120
Intrawest Resorts Holdings, Inc.*	8,200	205,082
Isle of Capri Casinos, Inc.*	12,700	334,772
J Alexander’s Holdings, Inc.*	8,606	86,490
Jack in the Box, Inc.	21,139	2,150,258
Jamba, Inc.(x)*	800	7,240
La Quinta Holdings, Inc.*	52,900	715,208
Lindblad Expeditions Holdings, Inc.*	5,800	51,968
Marcus Corp. (The)	10,400	333,840
Marriott Vacations Worldwide Corp.	14,600	1,458,978
Monarch Casino & Resort, Inc.*	2,200	64,988
Nathan’s Famous, Inc.*	300	18,795
Noodles & Co.(x)*	3,500	20,125
Papa John’s International, Inc.	19,342	1,548,134
Penn National Gaming, Inc.*	45,300	834,879
Pinnacle Entertainment, Inc.*	39,500	771,040
Planet Fitness, Inc., Class A	8,300	159,941
Potbelly Corp.*	4,700	65,330
Red Robin Gourmet Burgers, Inc.*	8,200	479,290
Red Rock Resorts, Inc., Class A	17,000	377,060
Ruby Tuesday, Inc.*	24,600	69,126
Ruth’s Hospitality Group, Inc.	15,900	318,795
Scientific Games Corp., Class A*	31,300	740,245
SeaWorld Entertainment, Inc.	38,600	705,222
Shake Shack, Inc., Class A(x)*	9,000	300,600
Sonic Corp.	27,538	698,364
Speedway Motorsports, Inc.	11,100	209,124
Texas Roadhouse, Inc.	39,618	1,764,189
Wingstop, Inc.	9,300	263,004
Zoe’s Kitchen, Inc.(x)*	10,900	201,650

		34,201,395

Household Durables (1.2%)
AV Homes, Inc.*	4,200	69,090
Bassett Furniture Industries, Inc.	500	13,450
Beazer Homes USA, Inc.*	22,500	272,925
Cavco Industries, Inc.*	4,000	465,600
Century Communities, Inc.*	3,900	99,060
CSS Industries, Inc.	200	5,184
Ethan Allen Interiors, Inc.	21,554	660,630
Flexsteel Industries, Inc.	600	30,240
GoPro, Inc., Class A(x)*	57,100	496,770
Green Brick Partners, Inc.*	3,700	36,815
Helen of Troy Ltd.*	16,498	1,554,111
Hooker Furniture Corp.	1,100	34,155
Hovnanian Enterprises, Inc., Class A*	20,000	45,400

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Installed Building Products, Inc.*	11,100	$585,525
iRobot Corp.(x)*	15,900	1,051,626
KB Home(x)	56,500	1,123,220
La-Z-Boy, Inc.	34,709	937,143
LGI Homes, Inc.(x)*	7,100	240,761
Libbey, Inc.	10,600	154,548
Lifetime Brands, Inc.	500	10,050
M/I Homes, Inc.*	12,300	301,350
MDC Holdings, Inc.	28,875	867,694
Meritage Homes Corp.*	24,439	899,355
NACCO Industries, Inc., Class A	2,600	181,480
New Home Co., Inc. (The)*	500	5,230
Taylor Morrison Home Corp., Class A*	18,400	392,288
TopBuild Corp.*	21,800	1,024,600
TRI Pointe Group, Inc.*	85,601	1,073,437
Universal Electronics, Inc.*	9,800	671,300
William Lyon Homes, Class A(x)*	11,900	245,378

		13,548,415

Internet & Direct Marketing Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	16,700	170,340
Duluth Holdings, Inc., Class B*	8,200	174,578
Etsy, Inc.*	59,400	631,422
FTD Cos., Inc.*	11,454	230,684
Gaia, Inc.*	1,100	10,945
HSN, Inc.	18,068	670,323
Lands’ End, Inc.(x)*	9,500	203,775
Liberty TripAdvisor Holdings, Inc., Class A*	42,200	595,020
Nutrisystem, Inc.	16,600	921,300
Overstock.com, Inc.*	6,800	116,960
PetMed Express, Inc.(x)	7,300	147,022
Shutterfly, Inc.*	19,497	941,509
Wayfair, Inc., Class A(x)*	17,800	720,722

		5,534,600

Leisure Products (0.2%)
Acushnet Holdings Corp.*	9,500	164,160
American Outdoor Brands Corp.(x)*	29,835	591,031
Callaway Golf Co.	52,763	584,086
JAKKS Pacific, Inc.*	2,500	13,750
Johnson Outdoors, Inc., Class A	400	14,600
Malibu Boats, Inc., Class A*	800	17,960
Marine Products Corp.	700	7,609
MCBC Holdings, Inc.	1,500	24,255
Nautilus, Inc.*	18,300	333,975
Sturm Ruger & Co., Inc.(x)	14,400	771,121

		2,522,547

Media (1.5%)
AMC Entertainment Holdings, Inc., Class A	31,456	989,291
Central European Media Enterprises Ltd., Class A(x)*	5,100	15,810
Daily Journal Corp.(x)*	100	21,429
Entercom Communications Corp., Class A	6,900	98,670
Entravision Communications Corp., Class A	32,600	202,120
Eros International plc(x)*	16,000	164,800
EW Scripps Co. (The), Class A*	34,312	804,273
Gannett Co., Inc.	66,500	557,270
Global Eagle Entertainment, Inc.*	23,200	74,008
Gray Television, Inc.*	35,600	516,200
Hemisphere Media Group, Inc.*	4,200	49,350
IMAX Corp.*	34,100	1,159,400
Liberty Media Corp-Liberty Braves, Class A*	8,000	191,520
Liberty Media Corp-Liberty Braves, Class C*	12,900	305,085
Liberty Media Corp-Liberty Formula One, Class A*	10,000	327,000
Liberty Media Corp-Liberty Formula One, Class C(x)*	26,100	891,315
Loral Space & Communications, Inc.*	10,096	397,782
MDC Partners, Inc., Class A(x)	22,200	208,680
Meredith Corp.	20,700	1,337,220
MSG Networks, Inc., Class A*	33,700	786,895
National CineMedia, Inc.	38,023	480,230
New Media Investment Group, Inc.	25,900	368,039
New York Times Co. (The), Class A	80,000	1,152,000
Nexstar Media Group, Inc., Class A	27,606	1,936,562
Reading International, Inc., Class A*	300	4,662
Saga Communications, Inc., Class A	100	5,105
Salem Media Group, Inc.	700	5,215
Scholastic Corp.	14,860	632,590
Sinclair Broadcast Group, Inc., Class A	36,800	1,490,400
Time, Inc.	63,600	1,230,660
Townsquare Media, Inc., Class A*	500	6,090
tronc, Inc.(x)*	9,600	133,632
World Wrestling Entertainment, Inc., Class A(x)	20,400	453,288

		16,996,591

Multiline Retail (0.3%)
Big Lots, Inc.(x)	30,400	1,479,872
Fred’s, Inc., Class A(x)	35,015	458,697
Ollie’s Bargain Outlet Holdings, Inc.*	11,900	398,650
Sears Holdings Corp.(x)*	35,200	404,448
Tuesday Morning Corp.*	29,000	108,750

		2,850,417

Specialty Retail (2.2%)
Aaron’s, Inc.	37,200	1,106,328
Abercrombie & Fitch Co., Class A	39,300	468,849
American Eagle Outfitters, Inc.	94,800	1,330,044
America’s Car-Mart, Inc.*	4,400	160,380
Asbury Automotive Group, Inc.*	16,142	970,134
Ascena Retail Group, Inc.(x)*	97,562	415,614
At Home Group, Inc.*	5,200	78,832
Barnes & Noble Education, Inc.*	18,075	173,339
Barnes & Noble, Inc.	28,600	264,550
Big 5 Sporting Goods Corp.	2,400	36,240
Boot Barn Holdings, Inc.(x)*	4,300	42,527
Buckle, Inc. (The)(x)	17,889	332,735
Build-A-Bear Workshop, Inc.*	1,300	11,505
Caleres, Inc.	27,663	730,856
Camping World Holdings, Inc., Class A(x)	5,900	190,216
Cato Corp. (The), Class A	15,723	345,277
Chico’s FAS, Inc.	80,900	1,148,780
Children’s Place, Inc. (The)	11,390	1,367,370
Citi Trends, Inc.	700	11,900
Conn’s, Inc.(x)*	26,700	233,625
Container Store Group, Inc. (The)*	13,300	56,259
Destination XL Group, Inc.*	1,100	3,135
DSW, Inc., Class A	38,100	787,908
Express, Inc.*	47,000	428,170
Finish Line, Inc. (The), Class A(x)	29,613	421,393
Five Below, Inc.*	31,305	1,355,820
Francesca’s Holdings Corp.*	17,400	267,090
Genesco, Inc.*	12,357	685,196
GNC Holdings, Inc., Class A(x)	38,800	285,568
Group 1 Automotive, Inc.	14,737	1,091,717
Guess?, Inc.	35,400	394,710
Haverty Furniture Cos., Inc.	12,200	297,070
Hibbett Sports, Inc.*	19,355	570,973

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Kirkland’s, Inc.*	1,200	$14,880
Lithia Motors, Inc., Class A	12,900	1,104,885
Lumber Liquidators Holdings, Inc.(x)*	15,976	335,336
MarineMax, Inc.*	12,000	259,800
Monro Muffler Brake, Inc.	17,604	917,168
Office Depot, Inc.	313,000	1,460,145
Party City Holdco, Inc.(x)*	14,200	199,510
Pier 1 Imports, Inc.	33,356	238,829
Rent-A-Center, Inc.(x)	34,103	302,494
RH(x)*	20,300	939,078
Select Comfort Corp.*	31,200	773,448
Shoe Carnival, Inc.	6,800	167,076
Sonic Automotive, Inc., Class A	18,325	367,416
Sportsman’s Warehouse Holdings, Inc.(x)*	17,600	84,128
Stage Stores, Inc.(x)	15,674	40,596
Stein Mart, Inc.(x)	14,500	43,645
Tailored Brands, Inc.	29,451	439,998
Tile Shop Holdings, Inc.	18,400	354,200
Tilly’s, Inc., Class A	9,600	86,592
Vitamin Shoppe, Inc.*	21,000	423,150
West Marine, Inc.*	300	2,862
Winmark Corp.	400	45,200
Zumiez, Inc.*	12,700	232,410

		24,896,956

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	19,268	1,131,995
Crocs, Inc.*	42,834	302,836
Culp, Inc.	2,000	62,400
Deckers Outdoor Corp.*	19,500	1,164,735
Delta Apparel, Inc.*	400	7,052
Fossil Group, Inc.(x)*	23,700	413,565
G-III Apparel Group Ltd.*	24,200	529,738
Iconix Brand Group, Inc.*	21,331	160,409
Movado Group, Inc.	9,000	224,550
Oxford Industries, Inc.	10,300	589,778
Perry Ellis International, Inc.*	900	19,332
Sequential Brands Group, Inc.(x)*	9,400	36,566
Steven Madden Ltd.*	31,740	1,223,577
Superior Uniform Group, Inc.	200	3,720
Unifi, Inc.*	6,200	176,018
Vera Bradley, Inc.*	16,100	149,891
Vince Holding Corp.(x)*	3,100	4,805
Wolverine World Wide, Inc.	64,280	1,605,072

		7,806,039

Total Consumer Discretionary		134,215,359

Consumer Staples (2.9%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A(x)*	4,974	719,489
Coca-Cola Bottling Co. Consolidated	2,600	535,652
Craft Brew Alliance, Inc.*	4,600	61,410
MGP Ingredients, Inc.(x)	7,100	385,033
National Beverage Corp.	8,900	752,317
Primo Water Corp.*	3,800	51,604

		2,505,505

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	16,409	621,901
Chefs’ Warehouse, Inc. (The)*	9,600	133,440
Ingles Markets, Inc., Class A	7,600	327,940
Natural Grocers by Vitamin Cottage, Inc.(x)*	9,100	94,549
Performance Food Group Co.*	21,200	504,560
PriceSmart, Inc.	13,052	1,203,394
Smart & Final Stores, Inc.*	13,600	164,560
SpartanNash Co.	23,270	814,217
SUPERVALU, Inc.*	147,800	570,508
United Natural Foods, Inc.*	32,188	1,391,488
Village Super Market, Inc., Class A	1,500	39,750
Weis Markets, Inc.	7,751	462,347

		6,328,654

Food Products (1.3%)
AdvancePierre Foods Holdings, Inc.	12,537	390,778
Alico, Inc.	600	15,840
Amplify Snack Brands, Inc.(x)*	11,300	94,920
B&G Foods, Inc.	35,100	1,412,775
Calavo Growers, Inc.(x)	7,800	472,680
Cal-Maine Foods, Inc.(x)	17,384	639,731
Darling Ingredients, Inc.*	100,099	1,453,438
Dean Foods Co.	53,900	1,059,674
Farmer Brothers Co.*	4,817	170,281
Fresh Del Monte Produce, Inc.	18,504	1,095,992
Freshpet, Inc.(x)*	13,100	144,100
Inventure Foods, Inc.*	1,000	4,420
J&J Snack Foods Corp.	8,603	1,166,223
John B Sanfilippo & Son, Inc.	4,800	351,312
Lancaster Colony Corp.	10,337	1,331,819
Landec Corp.*	3,300	39,600
Lifeway Foods, Inc.*	12,815	137,505
Limoneira Co.	1,200	25,092
Omega Protein Corp.	12,100	242,605
Sanderson Farms, Inc.(x)	13,793	1,432,265
Seaboard Corp.	167	696,300
Seneca Foods Corp., Class A*	5,400	194,940
Snyder’s-Lance, Inc.	45,566	1,836,766
Tootsie Roll Industries, Inc.(x)	14,911	556,937

		14,965,993

Household Products (0.3%)
Central Garden & Pet Co.*	6,000	222,420
Central Garden & Pet Co., Class A*	16,933	587,914
HRG Group, Inc.*	67,100	1,296,371
Oil-Dri Corp. of America	300	11,181
Orchids Paper Products Co.(x)	3,000	72,000
WD-40 Co.	8,227	896,332

		3,086,218

Personal Products (0.3%)
Avon Products, Inc.*	249,100	1,096,040
elf Beauty, Inc.(x)*	3,500	100,800
Inter Parfums, Inc.	9,100	332,605
Medifast, Inc.	4,500	199,665
Natural Health Trends Corp.(x)	6,500	187,850
Nature’s Sunshine Products, Inc.	400	4,000
Nutraceutical International Corp.	500	15,575
Revlon, Inc., Class A*	6,800	189,380
Synutra International, Inc.*	46,100	274,295
USANA Health Sciences, Inc.*	7,000	403,200

		2,803,410

Tobacco (0.2%)
Turning Point Brands, Inc.*	400	6,240
Universal Corp.	16,753	1,185,275
Vector Group Ltd.(x)	52,444	1,090,835

		2,282,350

Total Consumer Staples		31,972,130

Energy (3.3%)
Energy Equipment & Services (1.1%)
Archrock, Inc.	36,800	456,320
Atwood Oceanics, Inc.(x)*	36,500	347,845
Bristow Group, Inc.	23,080	351,047
CARBO Ceramics, Inc.(x)*	19,100	249,064
Era Group, Inc.*	12,300	163,098
Exterran Corp.*	18,400	578,680
Fairmount Santrol Holdings, Inc.(x)*	52,400	384,092
Forum Energy Technologies, Inc.*	34,400	712,080
Geospace Technologies Corp.*	9,000	146,070
Helix Energy Solutions Group, Inc.*	70,200	545,454
Hornbeck Offshore Services, Inc.(x)*	25,534	113,116

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Mammoth Energy Services, Inc.(x)*	3,700	$79,587
Matrix Service Co.*	18,600	306,900
McDermott International, Inc.*	136,900	924,075
Natural Gas Services Group, Inc.*	9,077	236,456
Newpark Resources, Inc.*	70,202	568,636
Oil States International, Inc.*	29,100	964,665
Parker Drilling Co.*	102,029	178,551
PHI, Inc. (Non-Voting)*	9,500	113,810
Pioneer Energy Services Corp.*	39,100	156,400
RigNet, Inc.*	8,800	188,760
SEACOR Holdings, Inc.*	9,200	636,548
Seadrill Ltd.(x)*	213,800	352,770
Smart Sand, Inc.*	13,300	216,125
Tesco Corp.*	21,100	169,855
TETRA Technologies, Inc.*	70,061	285,148
Tidewater, Inc.(x)*	26,600	30,590
Unit Corp.*	28,500	688,560
US Silica Holdings, Inc.	42,900	2,058,770

		12,203,072

Oil, Gas & Consumable Fuels (2.2%)
Abraxas Petroleum Corp.*	70,600	142,612
Alon USA Energy, Inc.	30,600	373,014
Ardmore Shipping Corp.	3,900	31,395
Bill Barrett Corp.*	36,802	167,449
California Resources Corp.*	22,600	339,904
Callon Petroleum Co.*	108,221	1,424,188
Carrizo Oil & Gas, Inc.*	35,603	1,020,382
Clayton Williams Energy, Inc.(x)*	3,400	449,072
Clean Energy Fuels Corp.*	58,759	149,835
Cobalt International Energy, Inc.(x)*	230,800	123,109
Contango Oil & Gas Co.*	10,649	77,951
CVR Energy, Inc.(x)	13,200	265,056
Delek US Holdings, Inc.	34,200	830,034
Denbury Resources, Inc.*	198,900	513,162
DHT Holdings, Inc.	53,100	237,357
Dorian LPG Ltd.*	18,000	189,540
Earthstone Energy, Inc.(x)*	1,200	15,312
Eclipse Resources Corp.*	80,494	204,455
EP Energy Corp., Class A(x)*	56,900	270,275
Erin Energy Corp.*	12,000	28,800
Evolution Petroleum Corp.	2,400	19,200
EXCO Resources, Inc.(x)*	140,500	87,096
Frontline Ltd.(x)	36,900	248,706
GasLog Ltd.	20,100	308,535
Gener8 Maritime, Inc.*	24,600	139,482
Golar LNG Ltd.	50,300	1,404,879
Green Plains, Inc.(x)	21,700	537,075
International Seaways, Inc.*	9,366	179,078
Isramco, Inc.*	1,421	166,470
Jones Energy, Inc., Class A(x)*	33,166	84,574
Jura Energy Corp.*	690	47
Matador Resources Co.(x)*	51,100	1,215,669
Navios Maritime Acquisition Corp.	27,500	47,300
Nordic American Tankers Ltd.(x)	51,101	418,006
Northern Oil and Gas, Inc.(x)*	45,861	119,239
Oasis Petroleum, Inc.*	135,028	1,925,499
Overseas Shipholding Group, Inc., Class A*	21,900	84,534
Pacific Ethanol, Inc.*	6,300	43,155
Panhandle Oil and Gas, Inc., Class A	700	13,440
Par Pacific Holdings, Inc.(x)*	12,000	197,880
PDC Energy, Inc.*	32,435	2,022,322
Renewable Energy Group, Inc.*	24,200	252,890
REX American Resources Corp.*	3,600	325,764
Ring Energy, Inc.*	14,300	154,726
RSP Permian, Inc.*	56,893	2,357,077
Sanchez Energy Corp.(x)*	29,500	281,430
Scorpio Tankers, Inc.	110,000	488,400
SemGroup Corp., Class A	38,200	1,375,200
Ship Finance International Ltd.(x)	36,005	529,274
SRC ENERGY, Inc.(x)*	102,100	861,724
Teekay Corp.	30,900	282,735
Teekay Tankers Ltd., Class A	82,257	168,627
W&T Offshore, Inc.(x)*	49,144	136,129
Western Refining, Inc.	46,403	1,627,353
Westmoreland Coal Co.*	12,400	180,048

		25,136,465

Total Energy		37,339,537

Financials (19.1%)
Banks (11.0%)
1st Source Corp.	9,072	425,930
Access National Corp.(x)	1,900	57,038
ACNB Corp.	400	11,540
Allegiance Bancshares, Inc.*	4,700	174,840
American National Bankshares, Inc.	900	33,525
Ameris Bancorp	17,854	823,069
Ames National Corp.	5,150	157,590
Arrow Financial Corp.	5,006	169,703
Atlantic Capital Bancshares, Inc.*	9,100	172,445
Banc of California, Inc.(x)	27,900	577,530
BancFirst Corp.	4,500	404,550
Banco Latinoamericano de Comercio Exterior SA, Class E	24,681	684,651
Bancorp, Inc. (The)*	25,600	130,560
BancorpSouth, Inc.	50,000	1,512,500
Bank of Marin Bancorp	2,500	160,875
Bank of NT Butterfield & Son Ltd. (The)	8,000	255,280
Bank of the Ozarks, Inc.	49,963	2,598,576
Bankwell Financial Group, Inc.	600	20,634
Banner Corp.	17,000	945,880
Bar Harbor Bankshares	2,547	84,238
Berkshire Hills Bancorp, Inc.	22,894	825,329
Blue Hills Bancorp, Inc.	10,200	182,070
BNC Bancorp	23,300	816,665
Boston Private Financial Holdings, Inc.	61,370	1,006,468
Bridge Bancorp, Inc.	14,181	496,335
Brookline Bancorp, Inc.	39,977	625,640
Bryn Mawr Bank Corp.	9,280	366,560
BSB Bancorp, Inc.*	700	19,775
C&F Financial Corp.	200	9,260
Camden National Corp.	5,850	257,634
Capital Bank Financial Corp., Class A	18,036	782,762
Capital City Bank Group, Inc.	6,700	143,313
Cardinal Financial Corp.	20,800	622,752
Carolina Financial Corp.	3,200	96,000
Cascade Bancorp*	30,239	233,143
Cathay General Bancorp	41,947	1,580,563
CenterState Banks, Inc.	25,693	665,449
Central Pacific Financial Corp.	17,100	522,234
Central Valley Community Bancorp	1,700	34,850
Century Bancorp, Inc., Class A	300	18,248
Chemical Financial Corp.	36,194	1,851,323
Chemung Financial Corp.	300	11,850
Citizens & Northern Corp.	6,502	151,367
City Holding Co.	8,450	544,856
CNB Financial Corp.	5,400	129,006
CoBiz Financial, Inc.	12,721	213,713
Codorus Valley Bancorp, Inc.	820	21,246
Columbia Banking System, Inc.	39,385	1,535,621
Community Bank System, Inc.	25,878	1,422,772
Community Trust Bancorp, Inc.	14,025	641,644
ConnectOne Bancorp, Inc.	16,200	392,850
County Bancorp, Inc.	500	14,530
CU Bancorp*	9,400	372,710

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Customers Bancorp, Inc.*	14,900	$469,797
CVB Financial Corp.	69,987	1,546,013
Eagle Bancorp, Inc.*	16,650	994,005
Enterprise Bancorp, Inc.	900	31,284
Enterprise Financial Services Corp.	11,095	470,428
Equity Bancshares, Inc., Class A*	1,500	47,655
Farmers Capital Bank Corp.	1,200	48,480
Farmers National Banc Corp.	4,400	63,140
FB Financial Corp.(x)*	3,400	120,224
FCB Financial Holdings, Inc., Class A*	15,800	782,890
Fidelity Southern Corp.	10,400	232,752
Financial Institutions, Inc.	5,800	191,110
First Bancorp	8,710	255,116
First BanCorp*	66,000	372,900
First Bancorp, Inc.	4,719	128,593
First Busey Corp.	14,435	424,389
First Business Financial Services, Inc.	700	18,172
First Citizens BancShares, Inc., Class A	4,300	1,442,091
First Commonwealth Financial Corp.	51,113	677,758
First Community Bancshares, Inc.	6,800	169,796
First Community Financial Partners, Inc.*	300	3,825
First Connecticut Bancorp, Inc.	14,300	354,640
First Financial Bancorp	35,316	969,424
First Financial Bankshares, Inc.(x)	41,224	1,653,082
First Financial Corp.	4,400	209,000
First Financial Northwest, Inc.	1,100	19,437
First Foundation, Inc.*	11,600	179,916
First Internet Bancorp	900	26,550
First Interstate BancSystem, Inc., Class A	10,400	412,360
First Merchants Corp.	20,400	802,128
First Mid-Illinois Bancshares, Inc.	1,000	33,840
First Midwest Bancorp, Inc.	43,668	1,034,058
First NBC Bank Holding Co.(x)*	26,100	104,400
First Northwest Bancorp*	1,600	24,800
First of Long Island Corp. (The)	7,875	213,019
Flushing Financial Corp.	24,842	667,505
FNB Corp.	209,044	3,108,484
Franklin Financial Network, Inc.*	4,900	189,875
Fulton Financial Corp.	99,800	1,781,430
German American Bancorp, Inc.	11,400	539,676
Glacier Bancorp, Inc.	47,014	1,595,185
Great Southern Bancorp, Inc.	4,730	238,865
Great Western Bancorp, Inc.	33,400	1,416,494
Green Bancorp, Inc.*	11,000	195,800
Guaranty Bancorp	6,900	168,015
Hancock Holding Co.	48,486	2,208,537
Hanmi Financial Corp.	23,900	734,925
HarborOne Bancorp, Inc.*	2,800	53,172
Heartland Financial USA, Inc.	12,400	619,380
Heritage Commerce Corp.	9,700	136,770
Heritage Financial Corp.	17,362	429,710
Heritage Oaks Bancorp	9,200	122,820
Hilltop Holdings, Inc.	42,000	1,153,740
Home BancShares, Inc.	75,700	2,049,199
HomeTrust Bancshares, Inc.*	5,500	129,250
Hope Bancorp, Inc.	80,414	1,541,536
Horizon Bancorp	5,100	133,722
IBERIABANK Corp.	26,185	2,071,234
Independent Bank Corp (Nasdaq Stock Exchange)	5,900	122,130
Independent Bank Corp.(Berlin Stock Exchange)	19,586	1,273,090
Independent Bank Group, Inc.	4,100	263,630
International Bancshares Corp.	34,190	1,210,326
Investors Bancorp, Inc.	168,340	2,420,729
Lakeland Bancorp, Inc.	16,835	329,966
Lakeland Financial Corp.	18,600	802,032
LCNB Corp.	800	19,080
LegacyTexas Financial Group, Inc.	25,560	1,019,844
Live Oak Bancshares, Inc.(x)	9,500	205,675
Macatawa Bank Corp.	3,000	29,640
MainSource Financial Group, Inc.	11,481	378,069
MB Financial, Inc.	41,451	1,774,932
MBT Financial Corp.	2,500	28,375
Mercantile Bank Corp.	9,200	316,480
Merchants Bancshares, Inc.	3,300	160,710
Middleburg Financial Corp.	1,200	48,048
Midland States Bancorp, Inc.	5,300	182,267
MidWestOne Financial Group, Inc.	1,700	58,293
MutualFirst Financial, Inc.	300	9,465
National Bank Holdings Corp., Class A	19,300	627,250
National Bankshares, Inc.	500	18,775
National Commerce Corp.*	1,600	58,560
NBT Bancorp, Inc.	24,582	911,255
Nicolet Bankshares, Inc.*	2,200	104,148
Northrim BanCorp, Inc.	600	18,030
OFG Bancorp	25,800	304,440
Old Line Bancshares, Inc.	1,400	39,872
Old National Bancorp	78,605	1,363,797
Old Second Bancorp, Inc.	3,800	42,750
Opus Bank	9,700	195,455
Orrstown Financial Services, Inc.	700	15,645
Pacific Continental Corp.	9,430	231,035
Pacific Mercantile Bancorp*	2,100	15,855
Pacific Premier Bancorp, Inc.*	15,300	589,815
Paragon Commercial Corp.*	200	10,698
Park National Corp.	10,148	1,067,570
Park Sterling Corp.	29,800	366,838
Peapack Gladstone Financial Corp.	4,000	118,360
Penns Woods Bancorp, Inc.	1,500	65,175
Peoples Bancorp, Inc.	6,820	215,921
Peoples Financial Services Corp.	1,300	54,340
People’s Utah Bancorp	4,900	129,605
Pinnacle Financial Partners, Inc.	25,708	1,708,297
Preferred Bank	4,600	246,836
Premier Financial Bancorp, Inc.	770	16,193
PrivateBancorp, Inc.	44,370	2,634,247
Prosperity Bancshares, Inc.	40,184	2,801,227
QCR Holdings, Inc.	3,700	156,695
Renasant Corp.	22,381	888,302
Republic Bancorp, Inc., Class A	5,400	185,706
Republic First Bancorp, Inc.*	9,700	80,510
S&T Bancorp, Inc.	20,325	703,245
Sandy Spring Bancorp, Inc.	19,851	813,692
Seacoast Banking Corp. of Florida*	10,900	261,382
ServisFirst Bancshares, Inc.	25,200	916,776
Shore Bancshares, Inc.	800	13,368
Sierra Bancorp	6,566	180,105
Simmons First National Corp., Class A	16,900	932,035
South State Corp.	15,880	1,418,878
Southern First Bancshares, Inc.*	600	19,590
Southern National Bancorp of Virginia, Inc.	1,100	18,623
Southside Bancshares, Inc.	15,696	526,915
Southwest Bancorp, Inc.	8,957	234,226
State Bank Financial Corp.	23,200	605,984
Sterling Bancorp	70,417	1,668,883
Stock Yards Bancorp, Inc.	17,250	701,213
Stonegate Bank	3,800	178,942
Suffolk Bancorp	5,162	208,596
Summit Financial Group, Inc.	1,000	21,540
Sun Bancorp, Inc.	13,860	338,184
Texas Capital Bancshares, Inc.*	28,723	2,396,934
Tompkins Financial Corp.	9,900	797,445

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Towne Bank	31,804	$1,030,450
TriCo Bancshares	13,016	462,458
TriState Capital Holdings, Inc.*	7,100	165,785
Triumph Bancorp, Inc.*	4,700	121,260
Trustmark Corp.	42,980	1,366,334
UMB Financial Corp.	25,418	1,914,230
Umpqua Holdings Corp.	124,522	2,209,020
Union Bankshares Corp.	29,755	1,046,781
Union Bankshares, Inc.(x)	200	8,590
United Bankshares, Inc.(x)	43,305	1,829,636
United Community Banks, Inc.	39,700	1,099,293
Univest Corp. of Pennsylvania	14,525	376,198
Valley National Bancorp	140,146	1,653,723
Veritex Holdings, Inc.*	3,000	84,360
Washington Trust Bancorp, Inc.	9,900	488,070
WashingtonFirst Bankshares, Inc.	1,650	46,200
Webster Financial Corp.	56,165	2,810,497
WesBanco, Inc.	22,779	868,108
West Bancorporation, Inc.	2,200	50,490
Westamerica Bancorporation(x)	17,874	997,905
Wintrust Financial Corp.	30,512	2,108,989
Xenith Bankshares, Inc.*	2,100	53,277

		121,506,081

Capital Markets (1.5%)
Actua Corp.*	26,300	369,515
Arlington Asset Investment Corp., Class A(x)	11,400	161,082
Associated Capital Group, Inc., Class A	5,100	184,365
B. Riley Financial, Inc.	600	9,000
BGC Partners, Inc., Class A	123,100	1,398,416
Cohen & Steers, Inc.	14,609	583,922
Cowen Group, Inc., Class A(x)*	16,550	247,423
Diamond Hill Investment Group, Inc.	2,513	488,904
Evercore Partners, Inc., Class A	22,611	1,761,397
FBR & Co.	1,100	19,855
Fifth Street Asset Management, Inc.	8,700	40,020
Financial Engines, Inc.	32,600	1,419,730
GAIN Capital Holdings, Inc.	23,100	192,423
GAMCO Investors, Inc., Class A	5,700	168,663
Greenhill & Co., Inc.	20,700	606,510
Hennessy Advisors, Inc.	748	12,574
Houlihan Lokey, Inc.	7,100	244,595
INTL. FCStone, Inc.*	6,300	239,148
Investment Technology Group, Inc.	26,900	544,725
Janus Capital Group, Inc.	81,600	1,077,120
KCG Holdings, Inc., Class A*	29,646	528,588
Ladenburg Thalmann Financial Services, Inc.*	33,200	82,336
Manning & Napier, Inc.	2,500	14,250
Medley Management, Inc., Class A	2,000	16,600
Moelis & Co., Class A	13,600	523,600
OM Asset Management plc	22,700	343,224
Oppenheimer Holdings, Inc., Class A	5,100	87,210
Piper Jaffray Cos.	11,300	721,505
PJT Partners, Inc., Class A	7,400	259,666
Pzena Investment Management, Inc., Class A	27,911	274,644
Safeguard Scientifics, Inc.*	9,200	116,840
Silvercrest Asset Management Group, Inc., Class A	600	7,980
Stifel Financial Corp.*	40,686	2,042,030
Virtu Financial, Inc., Class A	11,600	197,200
Virtus Investment Partners, Inc.	4,278	453,040
Waddell & Reed Financial, Inc., Class A	44,900	763,300
Walter Investment Management Corp.(x)*	31,302	33,806
Westwood Holdings Group, Inc.	3,297	176,093
Wins Finance Holdings, Inc.(x)*	900	130,491
WisdomTree Investments, Inc.(x)	68,000	617,440

		17,159,230

Consumer Finance (0.6%)
Encore Capital Group, Inc.(x)*	15,600	480,480
Enova International, Inc.*	19,213	285,313
EZCORP, Inc., Class A*	30,996	252,617
FirstCash, Inc.	27,335	1,343,516
Green Dot Corp., Class A*	25,500	850,680
LendingClub Corp.*	186,000	1,021,140
Nelnet, Inc., Class A	16,369	717,944
PRA Group, Inc.*	28,848	956,311
Regional Management Corp.*	4,100	79,663
World Acceptance Corp.(x)*	6,281	325,230

		6,312,894

Diversified Financial Services (0.1%)
FNFV Group*	45,200	598,900
Marlin Business Services Corp.	1,300	33,475
NewStar Financial, Inc.	19,100	202,078
On Deck Capital, Inc.(x)*	37,800	190,512
PICO Holdings, Inc.*	6,100	85,400
Tiptree, Inc.	1,000	7,300

		1,117,665

Insurance (2.5%)
Ambac Financial Group, Inc.*	30,500	575,230
American Equity Investment Life Holding Co.	49,493	1,169,520
AMERISAFE, Inc.	14,200	921,580
Argo Group International Holdings Ltd.	18,309	1,241,350
Atlas Financial Holdings, Inc.*	1,700	23,205
Baldwin & Lyons, Inc., Class B	7,823	191,272
Blue Capital Reinsurance Holdings Ltd.	700	13,510
Citizens, Inc.(x)*	18,449	137,076
CNO Financial Group, Inc.	111,201	2,279,621
Crawford & Co., Class B	8,400	84,252
Donegal Group, Inc., Class A	10,044	176,975
eHealth, Inc.*	9,100	109,564
EMC Insurance Group, Inc.	5,200	145,912
Employers Holdings, Inc.	19,701	747,653
Enstar Group Ltd.*	6,488	1,241,154
FBL Financial Group, Inc., Class A	5,600	366,520
Federated National Holding Co.	7,500	130,725
Fidelity & Guaranty Life(x)	10,100	280,780
Genworth Financial, Inc., Class A*	284,700	1,172,964
Global Indemnity Ltd.*	9,900	381,051
Greenlight Capital Re Ltd., Class A*	23,193	512,565
Hallmark Financial Services, Inc.*	1,300	14,365
HCI Group, Inc.	5,200	237,016
Heritage Insurance Holdings, Inc.	13,600	173,672
Horace Mann Educators Corp.	23,037	945,669
Independence Holding Co.	1,100	20,460
Infinity Property & Casualty Corp.	7,352	702,116
Investors Title Co.	400	63,260
James River Group Holdings Ltd.	8,100	347,166
Kemper Corp.	26,800	1,069,320
Kinsale Capital Group, Inc.	3,500	112,140
Maiden Holdings Ltd.	43,061	602,854
MBIA, Inc.*	88,100	746,207
National General Holdings Corp.	27,400	651,024
National Western Life Group, Inc., Class A	1,600	486,656
Navigators Group, Inc. (The)	17,006	923,426
OneBeacon Insurance Group Ltd., Class A	11,700	187,200
Patriot National, Inc.(x)	6,300	17,766
Primerica, Inc.	26,600	2,186,520
RLI Corp.	23,996	1,440,240

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Safety Insurance Group, Inc.	10,875	$762,338
Selective Insurance Group, Inc.	31,532	1,486,734
State Auto Financial Corp.	7,234	198,573
State National Cos., Inc.	14,400	207,360
Stewart Information Services Corp.	12,627	557,861
Third Point Reinsurance Ltd.*	47,700	577,170
Trupanion, Inc.(x)*	11,800	167,796
United Fire Group, Inc.	11,264	481,761
United Insurance Holdings Corp.	11,700	186,615
Universal Insurance Holdings, Inc.(x)	17,900	438,550
WMIH Corp.*	76,200	110,490

		28,004,804

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AG Mortgage Investment Trust, Inc. (REIT)	15,500	279,775
Altisource Residential Corp. (REIT)	34,800	530,700
Anworth Mortgage Asset Corp. (REIT)	81,911	454,606
Apollo Commercial Real Estate Finance, Inc. (REIT)	41,607	782,628
Ares Commercial Real Estate Corp. (REIT)	12,400	165,912
ARMOUR Residential REIT, Inc. (REIT)	33,202	754,012
Capstead Mortgage Corp. (REIT)	63,337	667,572
CYS Investments, Inc. (REIT)	85,675	681,116
Dynex Capital, Inc. (REIT)	25,400	180,086
Great Ajax Corp. (REIT)	2,100	27,405
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	18,400	371,680
Invesco Mortgage Capital, Inc. (REIT)	74,794	1,153,323
Ladder Capital Corp. (REIT)	24,882	359,296
MTGE Investment Corp. (REIT)	41,874	701,390
New Residential Investment Corp. (REIT)	174,959	2,970,803
New York Mortgage Trust, Inc. (REIT)	89,800	554,066
Orchid Island Capital, Inc. (REIT)(x)	17,300	172,827
Owens Realty Mortgage, Inc. (REIT)	700	12,460
PennyMac Mortgage Investment Trust (REIT)	42,545	755,174
Redwood Trust, Inc. (REIT)	49,391	820,385
Resource Capital Corp. (REIT)	19,848	193,915
Western Asset Mortgage Capital Corp. (REIT)	20,300	198,331

		12,787,462

Thrifts & Mortgage Finance (2.3%)
Astoria Financial Corp.	48,053	985,567
Bank Mutual Corp.	11,800	110,920
BankFinancial Corp.	15,421	223,913
Bear State Financial, Inc.	2,100	19,740
Beneficial Bancorp, Inc.	46,738	747,808
BofI Holding, Inc.(x)*	30,800	804,804
Capitol Federal Financial, Inc.	78,400	1,146,992
Charter Financial Corp.	1,500	29,505
Clifton Bancorp, Inc.	10,504	170,060
Dime Community Bancshares, Inc.	15,501	314,670
ESSA Bancorp, Inc.	800	11,664
Essent Group Ltd.*	42,200	1,526,374
EverBank Financial Corp.	54,500	1,061,660
Federal Agricultural Mortgage Corp., Class C	4,300	247,551
First Defiance Financial Corp.	3,000	148,530
Flagstar Bancorp, Inc.*	12,000	338,280
Hingham Institution for Savings	600	106,110
Home Bancorp, Inc.	700	23,625
HomeStreet, Inc.*	12,000	335,400
Impac Mortgage Holdings, Inc.(x)*	2,200	27,412
Kearny Financial Corp.	52,835	795,167
LendingTree, Inc.(x)*	4,900	614,215
Meridian Bancorp, Inc.	31,000	567,300
Meta Financial Group, Inc.	4,700	415,950
MGIC Investment Corp.*	191,787	1,942,802
Nationstar Mortgage Holdings, Inc.(x)*	16,600	261,616
NMI Holdings, Inc., Class A*	27,300	311,220
Northfield Bancorp, Inc.	39,383	709,682
Northwest Bancshares, Inc.	68,410	1,152,024
OceanFirst Financial Corp.	14,800	416,990
Ocwen Financial Corp.(x)*	89,400	489,018
Oritani Financial Corp.	28,850	490,450
PennyMac Financial Services, Inc., Class A	9,500	161,975
PHH Corp.*	29,115	370,634
Provident Financial Holdings, Inc.	700	13,055
Provident Financial Services, Inc.	38,216	987,884
Radian Group, Inc.	120,000	2,155,199
SI Financial Group, Inc.	600	8,430
Southern Missouri Bancorp, Inc.	600	21,312
Territorial Bancorp, Inc.	5,795	180,630
TrustCo Bank Corp.	70,354	552,279
United Community Financial Corp.	7,500	62,550
United Financial Bancorp, Inc.	42,060	715,441
Walker & Dunlop, Inc.*	22,045	919,056
Washington Federal, Inc.	58,400	1,933,040
Waterstone Financial, Inc.	9,200	167,900
Western New England Bancorp, Inc.	2,900	30,450
WSFS Financial Corp.	17,400	799,530

		25,626,384

Total Financials		212,514,520

Health Care (12.8%)
Biotechnology (4.7%)
Acceleron Pharma, Inc.*	15,500	410,285
Achillion Pharmaceuticals, Inc.*	59,900	252,179
Acorda Therapeutics, Inc.*	25,135	527,835
Adamas Pharmaceuticals, Inc.(x)*	8,900	155,750
Aduro Biotech, Inc.(x)*	18,800	202,100
Advaxis, Inc.(x)*	25,100	205,067
Adverum Biotechnologies, Inc.*	24,300	65,610
Aevi Genomic Medicine, Inc.*	2,800	5,208
Agenus, Inc.(x)*	52,700	198,679
Aimmune Therapeutics, Inc.(x)*	16,400	356,372
Akebia Therapeutics, Inc.*	14,800	136,160
Alder Biopharmaceuticals, Inc.*	26,500	551,200
AMAG Pharmaceuticals, Inc.*	19,200	432,960
Amicus Therapeutics, Inc.(x)*	82,200	586,086
Anavex Life Sciences Corp.(x)*	3,700	21,238
Anthera Pharmaceuticals, Inc.(x)*	18,200	7,744
Applied Genetic Technologies Corp.*	7,900	54,510
Aptevo Therapeutics, Inc.*	8,500	17,510
Ardelyx, Inc.*	13,700	173,305
Arena Pharmaceuticals, Inc.*	140,334	204,888
Argos Therapeutics, Inc.(x)*	3,400	1,536
Array BioPharma, Inc.*	96,519	862,880
Arrowhead Pharmaceuticals, Inc.(x)*	44,900	83,065
Asterias Biotherapeutics, Inc.(x)*	4,700	15,980
Atara Biotherapeutics, Inc.(x)*	8,700	178,785
Athersys, Inc.*	4,200	7,182
Audentes Therapeutics, Inc.*	500	8,520
Avexis, Inc.(x)*	4,800	364,944
Axovant Sciences Ltd.*	14,800	221,112
Bellicum Pharmaceuticals, Inc.*	13,100	161,654
BioCryst Pharmaceuticals, Inc.(x)*	49,200	413,280
BioSpecifics Technologies Corp.*	3,400	186,320

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
BioTime, Inc.(x)*	25,400	$87,630
Bluebird Bio, Inc.(x)*	23,500	2,136,149
Blueprint Medicines Corp.*	9,800	391,902
Cara Therapeutics, Inc.(x)*	10,800	198,612
Celldex Therapeutics, Inc.*	56,278	203,164
Cellular Biomedicine Group, Inc.(x)*	1,300	15,340
ChemoCentryx, Inc.*	22,400	163,072
Chimerix, Inc.*	32,000	204,160
Cidara Therapeutics, Inc.*	1,700	13,260
Clovis Oncology, Inc.*	21,200	1,349,804
Coherus Biosciences, Inc.(x)*	12,300	260,145
Concert Pharmaceuticals, Inc.*	7,400	126,244
Corvus Pharmaceuticals, Inc.*	1,500	31,155
Curis, Inc.*	17,600	48,928
Cytokinetics, Inc.*	20,700	265,995
CytomX Therapeutics, Inc.*	7,200	124,344
CytRx Corp.(x)*	34,700	15,414
Dimension Therapeutics, Inc.*	1,100	1,925
Dynavax Technologies Corp.(x)*	15,750	93,713
Eagle Pharmaceuticals, Inc.(x)*	4,800	398,112
Edge Therapeutics, Inc.*	3,000	27,330
Editas Medicine, Inc.(x)*	10,400	232,128
Eiger BioPharmaceuticals, Inc.(x)*	200	2,290
Emergent BioSolutions, Inc.*	17,000	493,680
Enanta Pharmaceuticals, Inc.*	7,800	240,240
Epizyme, Inc.*	21,600	370,440
Esperion Therapeutics, Inc.*	10,700	377,817
Exact Sciences Corp.(x)*	55,600	1,313,272
Exelixis, Inc.*	128,986	2,795,126
FibroGen, Inc.*	27,000	665,550
Five Prime Therapeutics, Inc.*	19,300	697,695
Flexion Therapeutics, Inc.*	14,400	387,504
Fortress Biotech, Inc.(x)*	900	3,330
Foundation Medicine, Inc.(x)*	10,700	345,075
Galena Biopharma, Inc.(x)*	5,364	3,272
Genomic Health, Inc.*	11,412	359,364
Geron Corp.(x)*	75,011	170,275
Global Blood Therapeutics, Inc.(x)*	13,300	490,105
GlycoMimetics, Inc.*	600	3,258
Halozyme Therapeutics, Inc.(x)*	55,035	713,254
Heron Therapeutics, Inc.(x)*	13,900	208,500
Idera Pharmaceuticals, Inc.*	75,900	187,473
Ignyta, Inc.*	18,800	161,680
Immune Design Corp.*	6,800	46,240
ImmunoGen, Inc.(x)*	55,068	213,113
Immunomedics, Inc.(x)*	88,800	574,536
Infinity Pharmaceuticals, Inc.*	53,900	174,097
Inotek Pharmaceuticals Corp.(x)*	1,600	3,200
Inovio Pharmaceuticals, Inc.(x)*	40,300	266,786
Insmed, Inc.*	36,100	632,111
Insys Therapeutics, Inc.(x)*	22,700	238,577
Intellia Therapeutics, Inc.(x)*	11,800	166,262
Invitae Corp.*	8,600	95,116
Ironwood Pharmaceuticals, Inc.(x)*	86,000	1,467,160
Kadmon Holdings, Inc.(x)*	700	2,534
Karyopharm Therapeutics, Inc.*	17,600	225,984
Keryx Biopharmaceuticals, Inc.(x)*	41,000	252,560
Kite Pharma, Inc.(x)*	22,150	1,738,553
La Jolla Pharmaceutical Co.(x)*	8,900	265,665
Lexicon Pharmaceuticals, Inc.(x)*	23,911	342,884
Ligand Pharmaceuticals, Inc.(x)*	12,126	1,283,416
Lion Biotechnologies, Inc.*	21,200	157,940
Loxo Oncology, Inc.*	6,600	277,728
MacroGenics, Inc.*	15,900	295,740
MannKind Corp.(x)*	50,020	74,030
MediciNova, Inc.(x)*	1,900	11,381
Merrimack Pharmaceuticals, Inc.(x)*	59,900	184,492
MiMedx Group, Inc.(x)*	57,000	543,210
Minerva Neurosciences, Inc.(x)*	27,100	219,510
Mirati Therapeutics, Inc.*	13,800	71,760
Momenta Pharmaceuticals, Inc.*	31,728	423,569
Myovant Sciences Ltd.*	2,600	30,524
Myriad Genetics, Inc.(x)*	39,200	752,640
NantKwest, Inc.(x)*	23,700	84,135
Natera, Inc.*	15,800	140,146
NewLink Genetics Corp.*	15,700	378,370
Novavax, Inc.(x)*	138,659	177,484
OncoMed Pharmaceuticals, Inc.(x)*	16,400	151,044
Ophthotech Corp.*	17,200	62,952
Organovo Holdings, Inc.(x)*	59,850	190,323
Otonomy, Inc.*	12,700	155,575
OvaScience, Inc.(x)*	26,800	50,116
PDL BioPharma, Inc.	104,627	237,503
Pfenex, Inc.*	3,300	19,173
PharmAthene, Inc.	1,700	1,380
Portola Pharmaceuticals, Inc.*	25,100	983,669
Progenics Pharmaceuticals, Inc.*	54,200	511,648
Protagonist Therapeutics, Inc.*	400	5,124
Proteostasis Therapeutics, Inc.*	600	4,692
Prothena Corp. plc(x)*	19,900	1,110,221
PTC Therapeutics, Inc.*	32,300	317,832
Puma Biotechnology, Inc.*	14,000	520,800
Radius Health, Inc.*	16,500	637,725
REGENXBIO, Inc.*	3,500	67,550
Regulus Therapeutics, Inc.*	30,500	50,325
Repligen Corp.*	19,500	686,400
Retrophin, Inc.*	19,700	363,662
Rigel Pharmaceuticals, Inc.*	54,640	180,858
Sage Therapeutics, Inc.*	17,500	1,243,725
Sangamo Therapeutics, Inc.*	43,100	224,120
Sarepta Therapeutics, Inc.*	28,900	855,440
Selecta Biosciences, Inc.*	200	2,864
Seres Therapeutics, Inc.*	12,600	142,002
Sorrento Therapeutics, Inc.(x)*	19,000	75,050
Spark Therapeutics, Inc.*	9,669	515,744
Spectrum Pharmaceuticals, Inc.*	43,065	279,923
Stemline Therapeutics, Inc.*	4,100	35,055
Syndax Pharmaceuticals, Inc.*	1,000	13,720
Synergy Pharmaceuticals, Inc.(x)*	102,600	478,116
Synthetic Biologics, Inc.*	5,900	3,721
Syros Pharmaceuticals, Inc.*	200	3,186
T2 Biosystems, Inc.(x)*	3,600	18,936
TESARO, Inc.*	16,500	2,538,854
TG Therapeutics, Inc.(x)*	27,800	323,870
Tokai Pharmaceuticals, Inc.(x)*	3,300	2,757
Trevena, Inc.*	26,800	98,356
Trovagene, Inc.(x)*	9,600	11,040
Ultragenyx Pharmaceutical, Inc.*	20,300	1,375,934
Vanda Pharmaceuticals, Inc.*	18,400	257,600
Veracyte, Inc.*	2,500	22,950
Versartis, Inc.*	12,400	264,740
Vital Therapies, Inc.(x)*	6,400	25,600
Voyager Therapeutics, Inc.(x)*	5,100	67,524
XBiotech, Inc.(x)*	11,500	189,635
Xencor, Inc.*	23,800	569,296
Zafgen, Inc.*	11,100	51,726
ZIOPHARM Oncology, Inc.(x)*	72,925	462,345

		51,721,524

Health Care Equipment & Supplies (3.2%)
Abaxis, Inc.	12,912	626,232
Accuray, Inc.*	41,347	196,398
Analogic Corp.	8,616	653,954
AngioDynamics, Inc.*	16,200	281,070
Anika Therapeutics, Inc.*	7,500	325,800
AtriCure, Inc.*	13,000	248,950
Atrion Corp.	1,000	468,200
Avinger, Inc.(x)*	800	1,520
AxoGen, Inc.*	700	7,315

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares		Value (Note 1)
Cantel Medical Corp.	19,175		$1,535,918
Cardiovascular Systems, Inc.*	26,300		743,633
Cerus Corp.(x)*	45,500		202,475
ConforMIS, Inc.(x)*	21,000		109,620
CONMED Corp.	17,787		789,921
Corindus Vascular Robotics, Inc.(x)*	5,600		7,336
CryoLife, Inc.*	33,068		550,582
Cutera, Inc.*	1,400		28,980
Endologix, Inc.(x)*	58,000		419,920
Entellus Medical, Inc.(x)*	3,300		45,540
Exactech, Inc.*	4,500		113,400
GenMark Diagnostics, Inc.*	22,700		291,014
Glaukos Corp.*	8,100		415,530
Globus Medical, Inc., Class A*	37,000		1,095,940
Haemonetics Corp.*	32,708		1,326,964
Halyard Health, Inc.*	26,300		1,001,767
ICU Medical, Inc.*	9,545		1,457,522
Inogen, Inc.*	8,700		674,772
Insulet Corp.*	36,278		1,563,219
Integer Holdings Corp.*	14,818		595,684
Integra LifeSciences Holdings Corp.*	34,088		1,436,127
Invacare Corp.	18,500		220,150
InVivo Therapeutics Holdings Corp.(x)*	6,400		25,920
iRadimed Corp.(x)*	800		7,120
iRhythm Technologies, Inc.(x)*	3,700		139,120
IRIDEX Corp.(x)*	500		5,935
K2M Group Holdings, Inc.*	13,000		266,630
LeMaitre Vascular, Inc.	3,500		86,205
Masimo Corp.*	24,338		2,269,761
Meridian Bioscience, Inc.	25,677		354,343
Merit Medical Systems, Inc.*	28,107		812,292
Natus Medical, Inc.*	19,400		761,450
Neogen Corp.*	23,967		1,571,037
Nevro Corp.*	13,600		1,274,320
Novocure Ltd.(x)*	28,600		231,660
NuVasive, Inc.*	27,409		2,046,903
NxStage Medical, Inc.*	35,350		948,441
OraSure Technologies, Inc.*	42,586		550,637
Orthofix International NV*	12,400		473,060
Oxford Immunotec Global plc*	4,200		65,058
Penumbra, Inc.*	14,400		1,201,680
Quidel Corp.*	19,500		441,480
Rockwell Medical, Inc.(x)*	35,200		220,352
RTI Surgical, Inc.*	33,449		133,796
Second Sight Medical Products, Inc.(x)*	29,300		35,453
Senseonics Holdings, Inc.(x)*	3,900		6,981
Spectranetics Corp. (The)*	24,400		710,650
STAAR Surgical Co.*	22,300		218,540
Surmodics, Inc.*	13,221		317,965
Tactile Systems Technology, Inc.*	300		5,685
Tandem Diabetes Care, Inc.*	12,300		14,760
TransEnterix, Inc.(x)*	20,000		24,200
Utah Medical Products, Inc.	300		18,690
Wright Medical Group NV*	59,833		1,862,003
Zeltiq Aesthetics, Inc.*	20,000		1,112,200

			35,649,780

Health Care Providers & Services (1.9%)
AAC Holdings, Inc.(x)*	10,100		86,153
Aceto Corp.	16,600		262,446
Addus HomeCare Corp.*	3,000		96,000
Adeptus Health, Inc., Class A(x)*	10,500		18,900
Air Methods Corp.*	22,550		969,650
Almost Family, Inc.*	4,100		199,260
Amedisys, Inc.*	15,634		798,741
American Renal Associates Holdings, Inc.*	8,700		146,856
AMN Healthcare Services, Inc.*	31,600		1,282,960
BioScrip, Inc.(x)*	55,700		94,690
BioTelemetry, Inc.*	14,500		419,775
Capital Senior Living Corp.*	23,100		324,786
Chemed Corp.	10,890		1,989,493
Civitas Solutions, Inc.*	9,100		166,985
Community Health Systems, Inc.*	62,400		553,488
CorVel Corp.*	7,600		330,600
Cross Country Healthcare, Inc.*	19,895		285,692
Diplomat Pharmacy, Inc.*	25,900		413,105
Ensign Group, Inc. (The)	28,800		541,440
Genesis Healthcare, Inc.*	39,800		105,072
HealthEquity, Inc.*	30,000		1,273,500
HealthSouth Corp.	50,806		2,175,004
Kindred Healthcare, Inc.	45,502		379,942
Landauer, Inc.	5,400		263,250
LHC Group, Inc.*	7,643		411,958
Magellan Health, Inc.*	13,815		953,926
Molina Healthcare, Inc.*	24,510		1,117,656
National HealthCare Corp.	7,200		513,360
National Research Corp., Class A	7,025		138,393
Nobilis Health Corp.(x)*	9,100		15,470
Owens & Minor, Inc.#	40,500		1,401,300
PharMerica Corp.*	19,000		444,600
Providence Service Corp. (The)*	5,523		245,442
Quorum Health Corp.*	9,100		49,504
RadNet, Inc.*	13,200		77,880
Select Medical Holdings Corp.*	59,303		791,695
Surgery Partners, Inc.*	12,300		239,850
Teladoc, Inc.(x)*	14,000		350,000
Tivity Health, Inc.*	18,947		551,358
Triple-S Management Corp., Class B*	13,836		243,099
UnitedHealth Group, Inc.	—	@	23
Universal American Corp.*	21,750		216,848
US Physical Therapy, Inc.	8,807		575,097

			21,515,247

Health Care Technology (0.6%)
Castlight Health, Inc., Class B*	36,250		132,313
Computer Programs & Systems, Inc.(x)	7,602		212,856
Cotiviti Holdings, Inc.*	13,300		553,679
Evolent Health, Inc., Class A(x)*	14,100		314,430
HealthStream, Inc.*	13,000		314,990
HMS Holdings Corp.*	50,429		1,025,222
Medidata Solutions, Inc.*	36,000		2,076,839
NantHealth, Inc.(x)*	7,100		35,216
Omnicell, Inc.*	21,055		855,886
Quality Systems, Inc.*	30,276		461,406
Vocera Communications, Inc.*	15,700		389,831

			6,372,668

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc.(x)*	13,100		317,020
Albany Molecular Research, Inc.(x)*	13,550		190,107
Cambrex Corp.*	19,500		1,073,475
ChromaDex Corp.(x)*	2,200		5,918
Enzo Biochem, Inc.*	4,300		35,991
Fluidigm Corp.*	16,500		93,885
INC Research Holdings, Inc., Class A*	23,400		1,072,890
Luminex Corp.	27,419		503,687
Medpace Holdings, Inc.*	4,300		128,355
NanoString Technologies, Inc.*	5,200		103,324
NeoGenomics, Inc.*	22,200		175,158
Pacific Biosciences of California, Inc.(x)*	37,900		195,943
PAREXEL International Corp.*	32,737		2,066,032
PRA Health Sciences, Inc.*	17,700		1,154,571

			7,116,356

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (1.8%)
AcelRx Pharmaceuticals, Inc.(x)*	1,900	$5,985
Aclaris Therapeutics, Inc.(x)*	7,100	211,722
Aerie Pharmaceuticals, Inc.*	16,600	752,810
Agile Therapeutics, Inc.(x)*	1,500	4,808
Amphastar Pharmaceuticals, Inc.*	30,400	440,800
Ampio Pharmaceuticals, Inc.(x)*	2,600	2,080
ANI Pharmaceuticals, Inc.*	3,950	195,565
Aratana Therapeutics, Inc.(x)*	21,950	116,335
Axsome Therapeutics, Inc.(x)*	500	1,950
Bio-Path Holdings, Inc.(x)*	1,700	1,406
Catalent, Inc.*	56,379	1,596,653
Cempra, Inc.*	61,700	231,375
Clearside Biomedical, Inc.*	1,200	9,528
Collegium Pharmaceutical, Inc.(x)*	13,600	136,816
Corcept Therapeutics, Inc.*	41,100	450,456
Depomed, Inc.*	34,300	430,465
Dermira, Inc.*	14,100	480,951
Durect Corp.*	18,000	18,900
Egalet Corp.(x)*	700	3,570
Endocyte, Inc.*	18,100	46,517
Flex Pharma, Inc.*	2,900	12,760
Heska Corp.*	3,200	335,936
Horizon Pharma plc*	91,200	1,347,936
Impax Laboratories, Inc.*	43,766	553,640
Innoviva, Inc.(x)*	47,500	656,925
Intersect ENT, Inc.*	14,000	240,100
Intra-Cellular Therapies, Inc.*	19,400	315,250
Lannett Co., Inc.(x)*	14,800	330,780
Lipocine, Inc.(x)*	3,100	12,090
Medicines Co. (The)(x)*	41,787	2,043,384
MyoKardia, Inc.(x)*	5,200	68,380
Nektar Therapeutics*	80,386	1,886,659
Neos Therapeutics, Inc.(x)*	1,500	10,800
Ocular Therapeutix, Inc.(x)*	18,300	169,824
Omeros Corp.(x)*	18,500	279,720
Pacira Pharmaceuticals, Inc.*	20,600	939,360
Paratek Pharmaceuticals, Inc.*	11,100	213,675
Phibro Animal Health Corp., Class A	10,050	282,405
Prestige Brands Holdings, Inc.*	29,800	1,655,688
Reata Pharmaceuticals, Inc., Class A(x)*	7,600	172,140
Revance Therapeutics, Inc.(x)*	13,600	282,880
SciClone Pharmaceuticals, Inc.*	24,900	244,020
Sucampo Pharmaceuticals, Inc., Class A(x)*	18,200	200,200
Supernus Pharmaceuticals, Inc.*	26,500	829,450
Teligent, Inc.(x)*	31,200	243,672
Tetraphase Pharmaceuticals, Inc.*	25,400	233,426
TherapeuticsMD, Inc.(x)*	94,600	681,120
Theravance Biopharma, Inc.(x)*	20,000	736,400
Titan Pharmaceuticals, Inc.(x)*	15,400	50,820
WaVe Life Sciences Ltd.(x)*	5,500	151,250
Zogenix, Inc.(x)*	15,312	166,135

		20,485,517

Total Health Care		142,861,092

Industrials (14.1%)
Aerospace & Defense (1.5%)
AAR Corp.	22,412	753,716
Aerojet Rocketdyne Holdings, Inc.*	41,500	900,550
Aerovironment, Inc.*	11,621	325,737
Astronics Corp.*	9,600	304,608
Cubic Corp.	12,186	643,421
Curtiss-Wright Corp.	24,917	2,273,925
DigitalGlobe, Inc.*	35,865	1,174,579
Ducommun, Inc.*	1,100	31,669
Engility Holdings, Inc.*	7,400	214,156
Esterline Technologies Corp.*	19,387	1,668,251
KeyW Holding Corp. (The)(x)*	20,500	193,520
KLX, Inc.*	29,800	1,332,060
Kratos Defense & Security Solutions, Inc.*	28,200	219,396
Mercury Systems, Inc.*	19,400	757,570
Moog, Inc., Class A*	21,853	1,471,800
National Presto Industries, Inc.	1,900	194,180
TASER International, Inc.(x)*	33,600	765,744
Teledyne Technologies, Inc.*	20,754	2,624,550
Triumph Group, Inc.	27,900	718,425
Vectrus, Inc.*	1,500	33,525

		16,601,382

Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc.*	29,400	471,870
Atlas Air Worldwide Holdings, Inc.*	14,327	794,432
Echo Global Logistics, Inc.*	13,600	290,360
Forward Air Corp.	19,340	920,004
Hub Group, Inc., Class A*	19,033	883,131
Park-Ohio Holdings Corp.	4,100	147,395
XPO Logistics, Inc.*	55,376	2,651,957

		6,159,149

Airlines (0.3%)
Allegiant Travel Co.	7,577	1,214,214
Hawaiian Holdings, Inc.*	32,200	1,495,690
SkyWest, Inc.	29,400	1,006,950

		3,716,854

Building Products (1.2%)
AAON, Inc.	28,800	1,018,080
Advanced Drainage Systems, Inc.	19,000	416,100
American Woodmark Corp.*	7,200	660,960
Apogee Enterprises, Inc.	15,900	947,799
Armstrong Flooring, Inc.*	10,400	191,568
Builders FirstSource, Inc.*	47,400	706,260
Caesarstone Ltd.(x)*	13,500	489,375
Continental Building Products, Inc.*	14,900	365,050
CSW Industrials, Inc.*	5,300	194,510
Gibraltar Industries, Inc.*	18,200	749,840
Griffon Corp.	17,543	432,435
Insteel Industries, Inc.	10,300	372,242
JELD-WEN Holding, Inc.*	14,800	486,180
Masonite International Corp.*	17,000	1,347,250
NCI Building Systems, Inc.*	11,900	204,085
Patrick Industries, Inc.*	8,250	584,925
PGT Innovations, Inc.*	24,100	259,075
Ply Gem Holdings, Inc.*	11,400	224,580
Quanex Building Products Corp.	18,867	382,057
Simpson Manufacturing Co., Inc.	25,919	1,116,850
Trex Co., Inc.*	16,700	1,158,813
Universal Forest Products, Inc.	10,854	1,069,553

		13,377,587

Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	30,732	1,339,915
ACCO Brands Corp.*	78,886	1,037,351
Advanced Disposal Services, Inc.*	5,900	133,340
Brady Corp., Class A	26,641	1,029,675
Brink’s Co. (The)	29,600	1,582,120
Casella Waste Systems, Inc., Class A*	11,600	163,676
CECO Environmental Corp.	10,000	105,100
Deluxe Corp.	30,461	2,198,370
Ennis, Inc.	14,356	244,052
Essendant, Inc.	26,672	404,081
Healthcare Services Group, Inc.	39,669	1,709,337
Heritage-Crystal Clean, Inc.*	1,200	16,440
Herman Miller, Inc.	41,791	1,318,506
HNI Corp.	24,341	1,121,877
InnerWorkings, Inc.*	17,000	169,320
Interface, Inc.	40,298	767,677

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Kimball International, Inc., Class B	21,300	$351,450
Knoll, Inc.	26,658	634,727
Matthews International Corp., Class A	20,159	1,363,756
McGrath RentCorp	19,645	659,483
Mobile Mini, Inc.	24,495	747,098
MSA Safety, Inc.	19,907	1,407,226
Multi-Color Corp.	7,200	511,200
NL Industries, Inc.*	4,345	28,025
Quad/Graphics, Inc.	16,400	413,936
SP Plus Corp.*	5,200	175,500
Steelcase, Inc., Class A	47,672	798,506
Team, Inc.*	14,800	400,340
Tetra Tech, Inc.#	33,537	1,369,986
UniFirst Corp.	9,705	1,372,772
US Ecology, Inc.	12,300	576,255
Viad Corp.	11,124	502,805
VSE Corp.	1,400	57,120
West Corp.	29,500	720,390

		25,431,412

Construction & Engineering (0.9%)
Aegion Corp.*	22,362	512,313
Ameresco, Inc., Class A*	900	5,895
Argan, Inc.	7,200	476,280
Comfort Systems USA, Inc.	20,743	760,231
Dycom Industries, Inc.*	19,216	1,786,127
EMCOR Group, Inc.	34,599	2,178,008
Granite Construction, Inc.	21,973	1,102,825
Great Lakes Dredge & Dock Corp.*	14,100	56,400
IES Holdings, Inc.*	2,700	48,870
MasTec, Inc.*	38,062	1,524,383
MYR Group, Inc.*	8,400	344,400
NV5 Global, Inc.*	2,900	109,040
Primoris Services Corp.	21,700	503,874
Tutor Perini Corp.*	23,995	763,041

		10,171,687

Electrical Equipment (0.7%)
Atkore International Group, Inc.*	12,600	331,128
AZZ, Inc.	14,586	867,867
Babcock & Wilcox Enterprises, Inc.*	25,900	241,906
Encore Wire Corp.	17,428	801,688
EnerSys	27,039	2,134,459
Generac Holdings, Inc.*	39,700	1,480,016
General Cable Corp.	33,700	604,915
LSI Industries, Inc.	2,200	22,198
Plug Power, Inc.(x)*	43,200	59,616
Powell Industries, Inc.	4,200	144,648
Sunrun, Inc.(x)*	47,300	255,420
Thermon Group Holdings, Inc.*	18,400	383,456
TPI Composites, Inc.*	4,600	87,446
Vicor Corp.*	6,900	111,090

		7,525,853

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	28,426	825,775

Machinery (3.4%)
Actuant Corp., Class A	32,513	856,718
Alamo Group, Inc.	5,400	411,426
Albany International Corp., Class A	18,891	869,931
Altra Industrial Motion Corp.	22,700	884,165
American Railcar Industries, Inc.(x)	4,700	193,170
Astec Industries, Inc.	10,543	648,342
Barnes Group, Inc.	35,606	1,828,011
Blue Bird Corp.(x)*	1,200	20,580
Briggs & Stratton Corp.	33,744	757,553
Chart Industries, Inc.*	19,421	678,570
CIRCOR International, Inc.	11,109	660,319
Columbus McKinnon Corp.	8,700	215,934
Douglas Dynamics, Inc.	12,500	383,125
Energy Recovery, Inc.(x)*	20,000	166,400
EnPro Industries, Inc.	12,954	921,807
ESCO Technologies, Inc.	16,952	984,911
Federal Signal Corp.	44,600	615,926
Franklin Electric Co., Inc.	33,552	1,444,414
Global Brass & Copper Holdings, Inc.	12,000	412,800
Gorman-Rupp Co. (The)	14,937	469,022
Greenbrier Cos., Inc. (The)(x)	16,300	702,530
Harsco Corp.*	46,500	592,875
Hillenbrand, Inc.	35,200	1,261,920
Hyster-Yale Materials Handling, Inc.	5,700	321,423
John Bean Technologies Corp.	17,131	1,506,671
Joy Global, Inc.	55,800	1,576,350
Kadant, Inc.	4,900	290,815
Kennametal, Inc.	44,700	1,753,580
Lindsay Corp.(x)	8,175	720,381
Lydall, Inc.*	8,300	444,880
Manitowoc Co., Inc. (The)*	71,900	409,830
Meritor, Inc.*	56,835	973,584
Milacron Holdings Corp.*	10,400	193,544
Miller Industries, Inc.	300	7,905
Mueller Industries, Inc.	38,114	1,304,642
Mueller Water Products, Inc., Class A	103,693	1,225,651
Navistar International Corp.*	28,600	704,132
NN, Inc.	12,700	320,040
Omega Flex, Inc.	600	28,674
Proto Labs, Inc.*	13,900	710,290
RBC Bearings, Inc.*	12,700	1,233,043
Rexnord Corp.*	57,500	1,327,100
SPX Corp.*	23,500	569,875
SPX FLOW, Inc.*	20,000	694,200
Standex International Corp.	9,079	909,262
Sun Hydraulics Corp.	15,750	568,733
Tennant Co.	11,231	815,932
Titan International, Inc.	18,000	186,120
TriMas Corp.*	26,900	558,175
Wabash National Corp.	47,300	978,637
Watts Water Technologies, Inc., Class A	16,359	1,019,984
Woodward, Inc.	29,933	2,033,048

		39,366,950

Marine (0.1%)
Costamare, Inc.	30,200	201,132
Matson, Inc.	28,900	917,864
Scorpio Bulkers, Inc.*	10,700	98,440

		1,217,436

Professional Services (1.4%)
Acacia Research Corp.*	18,141	104,311
Advisory Board Co. (The)*	23,284	1,089,691
Barrett Business Services, Inc.	2,700	147,474
CBIZ, Inc.*	27,400	371,270
CEB, Inc.	21,504	1,690,215
Cogint, Inc.(x)*	1,900	8,835
CRA International, Inc.	800	28,264
Exponent, Inc.	16,846	1,003,179
Franklin Covey Co.*	300	6,060
FTI Consulting, Inc.*	23,500	967,495
GP Strategies Corp.*	2,400	60,720
Heidrick & Struggles International, Inc.	10,200	268,770
Hill International, Inc.*	1,000	4,150
Huron Consulting Group, Inc.*	14,744	620,722
ICF International, Inc.*	13,700	565,810
Insperity, Inc.	10,987	973,998
Kelly Services, Inc., Class A	16,534	361,433
Kforce, Inc.	20,200	479,750

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Korn/Ferry International	28,352	$892,804
Mistras Group, Inc.*	7,400	158,212
Navigant Consulting, Inc.*	26,532	606,522
On Assignment, Inc.*	31,600	1,533,548
Resources Connection, Inc.	21,995	368,416
RPX Corp.*	21,900	262,800
TriNet Group, Inc.*	23,200	670,480
TrueBlue, Inc.*	24,015	656,810
WageWorks, Inc.*	20,215	1,461,545

		15,363,284

Road & Rail (0.5%)
ArcBest Corp.	17,400	452,400
Celadon Group, Inc.(x)	6,600	43,230
Covenant Transportation Group, Inc., Class A*	5,600	105,280
Heartland Express, Inc.	29,355	588,568
Knight Transportation, Inc.	37,550	1,177,192
Marten Transport Ltd.	7,250	170,013
Roadrunner Transportation Systems, Inc.*	16,300	111,981
Saia, Inc.*	13,800	611,340
Swift Transportation Co.(x)*	42,900	881,166
Universal Logistics Holdings, Inc.	900	12,915
Werner Enterprises, Inc.	25,566	669,829
YRC Worldwide, Inc.*	17,600	193,776

		5,017,690

Trading Companies & Distributors (1.1%)
Aircastle Ltd.	26,955	650,424
Applied Industrial Technologies, Inc.	24,688	1,526,953
Beacon Roofing Supply, Inc.*	32,276	1,586,688
BMC Stock Holdings, Inc.*	31,200	705,120
DXP Enterprises, Inc.*	6,200	234,794
GATX Corp.(x)	23,100	1,408,176
GMS, Inc.*	7,400	259,296
H&E Equipment Services, Inc.	17,900	438,908
Kaman Corp.	16,392	788,947
MRC Global, Inc.*	58,200	1,066,806
Neff Corp., Class A*	1,200	23,340
NOW, Inc.*	60,500	1,026,080
Rush Enterprises, Inc., Class A*	22,200	734,376
Rush Enterprises, Inc., Class B*	200	6,236
SiteOne Landscape Supply, Inc.*	5,100	246,891
Textainer Group Holdings Ltd.	21,600	330,480
Titan Machinery, Inc.*	1,200	18,408
Triton International Ltd.	23,100	595,749
Univar, Inc.*	22,540	691,076
Veritiv Corp.*	3,600	186,480

		12,525,228

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	27,900	318,060

Total Industrials		157,618,347

Information Technology (17.2%)
Communications Equipment (2.0%)
Acacia Communications, Inc.(x)*	9,300	545,166
ADTRAN, Inc.	37,906	786,550
Aerohive Networks, Inc.*	4,100	17,261
Applied Optoelectronics, Inc.*	9,400	527,810
Bel Fuse, Inc., Class B	500	12,775
Black Box Corp.	11,343	101,520
CalAmp Corp.*	23,700	397,923
Calix, Inc.*	5,800	42,050
Ciena Corp.*	77,659	1,833,525
Clearfield, Inc.(x)*	1,200	19,740
Comtech Telecommunications Corp.	19,100	281,534
Digi International, Inc.*	6,800	80,920
EMCORE Corp.	1,900	17,100
Extreme Networks, Inc.*	57,500	431,825
Finisar Corp.*	66,800	1,826,312
Harmonic, Inc.*	82,659	491,821
Infinera Corp.*	86,261	882,450
InterDigital, Inc.	21,325	1,840,348
Ixia*	38,263	751,868
KVH Industries, Inc.*	300	2,520
Lumentum Holdings, Inc.*	28,600	1,525,810
NETGEAR, Inc.*	22,029	1,091,537
NetScout Systems, Inc.*	51,154	1,941,294
Oclaro, Inc.*	54,800	538,136
Plantronics, Inc.	24,559	1,328,887
Quantenna Communications, Inc.*	4,200	87,486
ShoreTel, Inc.*	29,500	181,425
Silicom Ltd.	200	9,934
Sonus Networks, Inc.*	24,848	163,748
Ubiquiti Networks, Inc.(x)*	17,100	859,446
ViaSat, Inc.*	29,840	1,904,389
Viavi Solutions, Inc.*	132,700	1,422,544

		21,945,654

Electronic Equipment, Instruments & Components (3.0%)
Agilysys, Inc.*	600	5,670
Anixter International, Inc.*	17,958	1,424,069
AVX Corp.	26,100	427,518
Badger Meter, Inc.	17,060	626,955
Belden, Inc.	25,035	1,732,172
Benchmark Electronics, Inc.*	34,748	1,104,986
Coherent, Inc.*	13,352	2,745,706
Control4 Corp.*	4,000	63,160
CTS Corp.	22,600	481,380
Daktronics, Inc.	24,900	235,305
Electro Scientific Industries, Inc.*	1,400	9,758
ePlus, Inc.*	3,100	418,655
Fabrinet*	18,500	777,555
FARO Technologies, Inc.*	10,567	377,770
II-VI, Inc.*	34,386	1,239,615
Insight Enterprises, Inc.*	20,443	840,003
InvenSense, Inc.*	38,400	484,992
Itron, Inc.*	18,900	1,147,230
Kimball Electronics, Inc.*	10,700	181,365
Knowles Corp.(x)*	48,100	911,495
Littelfuse, Inc.	12,549	2,006,711
Maxwell Technologies, Inc.*	1,500	8,715
Mesa Laboratories, Inc.	1,100	134,970
Methode Electronics, Inc.	26,500	1,208,400
MTS Systems Corp.	10,502	578,135
Novanta, Inc.*	19,300	512,415
OSI Systems, Inc.*	11,468	837,049
Park Electrochemical Corp.	15,472	276,330
PC Connection, Inc.	4,100	122,139
Plexus Corp.*	21,775	1,258,595
Radisys Corp.*	2,100	8,400
Rogers Corp.*	13,684	1,175,045
Sanmina Corp.*	49,700	2,017,821
ScanSource, Inc.*	15,039	590,281
SYNNEX Corp.	15,862	1,775,592
Systemax, Inc.	10,871	120,559
Tech Data Corp.*	20,700	1,943,730
TTM Technologies, Inc.*	41,001	661,346
Universal Display Corp.	22,360	1,925,196
Vishay Intertechnology, Inc.(x)	76,500	1,258,425
Vishay Precision Group, Inc.*	400	6,320

		33,661,533

Internet Software & Services (2.1%)
2U, Inc.*	20,700	820,962
Alarm.com Holdings, Inc.*	6,600	202,884
Amber Road, Inc.*	2,700	20,844
Angie’s List, Inc.*	19,900	113,430
Appfolio, Inc., Class A*	2,600	70,720
Autobytel, Inc.*	1,500	18,795

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Bankrate, Inc.*	32,929	$317,765
Bazaarvoice, Inc.*	30,700	132,010
Benefitfocus, Inc.(x)*	9,900	276,705
Blucora, Inc.*	26,800	463,640
Box, Inc., Class A(x)*	40,800	665,448
Brightcove, Inc.*	11,800	105,020
Carbonite, Inc.*	11,600	235,480
Care.com, Inc.*	5,400	67,554
ChannelAdvisor Corp.*	5,200	57,980
Cimpress NV*	14,200	1,223,898
Cornerstone OnDemand, Inc.*	34,000	1,322,260
Coupa Software, Inc.(x)*	7,300	185,420
DHI Group, Inc.*	12,800	50,560
Endurance International Group Holdings, Inc.*	33,100	259,835
Envestnet, Inc.*	27,400	885,020
Five9, Inc.*	14,700	241,962
Gogo, Inc.(x)*	32,200	354,200
GrubHub, Inc.*	46,400	1,526,096
GTT Communications, Inc.*	11,600	282,460
Hortonworks, Inc.(x)*	20,800	204,048
Instructure, Inc.*	11,600	271,440
j2 Global, Inc.	27,578	2,314,070
Limelight Networks, Inc.*	84,300	217,494
Liquidity Services, Inc.*	10,500	84,000
LivePerson, Inc.*	28,200	193,170
LogMeIn, Inc.	30,295	2,953,762
Marchex, Inc., Class B*	2,300	6,256
MeetMe, Inc.*	13,000	76,570
MINDBODY, Inc., Class A*	10,400	285,480
New Relic, Inc.*	12,400	459,668
NIC, Inc.	46,855	946,471
Q2 Holdings, Inc.*	14,500	505,325
QuinStreet, Inc.*	4,000	15,600
Quotient Technology, Inc.*	34,200	326,610
RealNetworks, Inc.*	10,725	51,909
Reis, Inc.	200	3,580
RetailMeNot, Inc.*	18,900	153,090
Rightside Group Ltd.*	400	3,968
Shutterstock, Inc.(x)*	8,800	363,880
SPS Commerce, Inc.*	9,600	561,504
Stamps.com, Inc.(x)*	8,300	982,305
TechTarget, Inc.*	2,500	22,575
Trade Desk, Inc. (The), Class A(x)*	5,500	204,875
TrueCar, Inc.(x)*	31,500	487,305
Web.com Group, Inc.*	28,400	548,120
WebMD Health Corp.*	22,300	1,174,764
Xactly Corp.*	12,800	152,320
XO Group, Inc.*	4,700	80,887

		23,551,994

IT Services (2.0%)
Acxiom Corp.*	50,069	1,425,464
ALJ Regional Holdings, Inc.*	500	1,860
Blackhawk Network Holdings, Inc.*	31,049	1,260,589
CACI International, Inc., Class A*	14,759	1,731,231
Cardtronics plc, Class A*	31,600	1,477,300
Cass Information Systems, Inc.	7,181	474,664
Convergys Corp.	50,300	1,063,845
CSG Systems International, Inc.	21,665	819,154
EPAM Systems, Inc.*	27,600	2,084,352
EVERTEC, Inc.	37,900	602,610
ExlService Holdings, Inc.*	22,100	1,046,656
Forrester Research, Inc.	6,200	246,450
Hackett Group, Inc. (The)	10,019	195,270
Information Services Group, Inc.*	500	1,575
ManTech International Corp., Class A	18,541	642,075
MAXIMUS, Inc.	38,968	2,423,810
MoneyGram International, Inc.*	18,500	310,985
NCI, Inc., Class A*	400	6,020
NeuStar, Inc., Class A*	34,700	1,150,305
Perficient, Inc.*	21,700	376,712
PFSweb, Inc.*	1,700	11,101
Planet Payment, Inc.*	3,500	13,930
Science Applications International Corp.	24,200	1,800,480
ServiceSource International, Inc.*	32,800	127,264
Sykes Enterprises, Inc.*	21,699	637,951
Syntel, Inc.	17,964	302,334
TeleTech Holdings, Inc.	9,725	287,860
Travelport Worldwide Ltd.	59,600	701,492
Unisys Corp.(x)*	30,464	424,973
Virtusa Corp.*	16,500	498,630

		22,146,942

Semiconductors & Semiconductor Equipment (4.0%)
Advanced Energy Industries, Inc.*	26,403	1,810,190
Advanced Micro Devices, Inc.*	435,802	6,340,919
Alpha & Omega Semiconductor Ltd.*	5,300	91,107
Ambarella, Inc.(x)*	16,600	908,186
Amkor Technology, Inc.*	57,800	669,902
Axcelis Technologies, Inc.*	2,600	48,880
Brooks Automation, Inc.	39,150	876,960
Cabot Microelectronics Corp.	16,920	1,296,241
Cavium, Inc.*	35,062	2,512,543
CEVA, Inc.*	11,400	404,700
Cirrus Logic, Inc.*	36,467	2,213,182
Cohu, Inc.	600	11,076
Diodes, Inc.*	29,708	714,477
DSP Group, Inc.*	1,100	13,200
Entegris, Inc.*	77,946	1,823,936
Exar Corp.*	11,400	148,314
FormFactor, Inc.*	32,981	390,825
GigPeak, Inc.*	10,300	31,724
Impinj, Inc.(x)*	4,200	127,134
Inphi Corp.*	22,500	1,098,450
Integrated Device Technology, Inc.*	75,400	1,784,718
IXYS Corp.	13,100	190,605
Kopin Corp.*	4,500	18,450
Lattice Semiconductor Corp.*	84,300	583,356
MACOM Technology Solutions Holdings, Inc.*	18,013	870,028
MaxLinear, Inc., Class A*	30,593	858,134
Microsemi Corp.*	67,913	3,499,557
MKS Instruments, Inc.	33,872	2,328,700
Monolithic Power Systems, Inc.	22,496	2,071,882
Nanometrics, Inc.*	13,500	411,210
NeoPhotonics Corp.(x)*	16,000	144,160
NVE Corp.	1,343	111,187
PDF Solutions, Inc.*	10,200	230,724
Photronics, Inc.*	35,600	380,920
Power Integrations, Inc.	18,524	1,217,953
Rambus, Inc.*	72,100	947,394
Rudolph Technologies, Inc.*	10,700	239,680
Semtech Corp.*	46,296	1,564,805
Sigma Designs, Inc.*	3,600	22,500
Silicon Laboratories, Inc.*	25,000	1,838,750
Synaptics, Inc.*	23,437	1,160,366
Ultra Clean Holdings, Inc.*	1,300	21,931
Ultratech, Inc.*	14,924	442,049
Veeco Instruments, Inc.*	30,694	916,216
Xcerra Corp.*	5,900	52,451
XPERI Corp.	31,010	1,052,790

		44,492,462

Software (3.6%)
8x8, Inc.*	57,000	869,250
A10 Networks, Inc.*	24,800	226,920
ACI Worldwide, Inc.*	76,416	1,634,538

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
American Software, Inc., Class A	500	$5,140
Aspen Technology, Inc.*	48,200	2,839,944
Barracuda Networks, Inc.*	14,600	337,406
Blackbaud, Inc.	26,487	2,030,758
Blackline, Inc.*	4,400	130,944
Bottomline Technologies de, Inc.*	23,491	555,562
BroadSoft, Inc.*	16,600	667,320
Callidus Software, Inc.*	31,500	672,525
CommVault Systems, Inc.*	25,314	1,285,951
Digimarc Corp.(x)*	2,200	59,400
Ebix, Inc.(x)	12,200	747,250
Ellie Mae, Inc.*	18,600	1,865,022
EnerNOC, Inc.(x)*	5,900	35,400
Everbridge, Inc.(x)*	1,300	26,689
Exa Corp.*	500	6,350
Fair Isaac Corp.	19,727	2,543,797
Gigamon, Inc.*	18,700	664,785
Globant SA(x)*	14,500	527,800
Glu Mobile, Inc.(x)*	73,100	165,937
Guidance Software, Inc.*	500	2,950
HubSpot, Inc.*	16,300	986,965
Imperva, Inc.*	19,700	808,685
Jive Software, Inc.*	8,500	36,550
MicroStrategy, Inc., Class A*	6,309	1,184,830
Mitek Systems, Inc.*	8,700	57,855
MobileIron, Inc.*	2,600	11,310
Model N, Inc.*	2,800	29,260
Monotype Imaging Holdings, Inc.	26,300	528,630
Park City Group, Inc.(x)*	500	6,175
Paycom Software, Inc.*	24,900	1,431,999
Paylocity Holding Corp.*	12,200	471,286
Pegasystems, Inc.	20,850	914,273
Progress Software Corp.	31,977	928,932
Proofpoint, Inc.*	25,800	1,918,488
PROS Holdings, Inc.*	14,900	360,431
QAD, Inc., Class A	800	22,280
Qualys, Inc.*	20,300	769,370
Rapid7, Inc.(x)*	13,300	199,234
RealPage, Inc.*	31,500	1,099,350
RingCentral, Inc., Class A*	30,300	857,490
Rosetta Stone, Inc.*	700	6,825
Rubicon Project, Inc. (The)*	21,900	128,991
Sapiens International Corp. NV	3,900	50,232
SecureWorks Corp., Class A*	13,200	125,400
Silver Spring Networks, Inc.*	20,300	229,187
Synchronoss Technologies, Inc.*	25,434	620,590
Take-Two Interactive Software, Inc.*	57,023	3,379,752
Telenav, Inc.*	1,000	8,650
TiVo Corp.	75,394	1,413,638
Varonis Systems, Inc.*	6,700	213,060
VASCO Data Security International, Inc.*	14,200	191,700
Verint Systems, Inc.*	35,751	1,550,700
VirnetX Holding Corp.(x)*	9,200	21,160
Workiva, Inc.*	10,500	164,325
Zendesk, Inc.*	45,900	1,287,036
Zix Corp.*	1,700	8,177

		39,924,454

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.(x)*	60,700	908,072
Avid Technology, Inc.*	3,500	16,310
CPI Card Group, Inc.(x)	4,600	19,320
Cray, Inc.*	25,400	556,260
Diebold Nixdorf, Inc.	36,600	1,123,620
Eastman Kodak Co.(x)*	11,400	131,100
Electronics For Imaging, Inc.*	26,952	1,316,066
Immersion Corp.*	2,600	22,516
Nimble Storage, Inc.*	23,500	293,750
Pure Storage, Inc., Class A(x)*	34,500	339,135
Stratasys Ltd.*	28,800	590,112
Super Micro Computer, Inc.*	19,900	504,465
USA Technologies, Inc.(x)*	2,300	9,775

		5,830,501

Total Information Technology		191,553,540

Materials (5.1%)
Chemicals (2.9%)
A Schulman, Inc.	13,843	435,362
American Vanguard Corp.	9,900	164,340
Balchem Corp.	19,085	1,572,986
Calgon Carbon Corp.	35,038	511,555
Chase Corp.	4,100	391,140
Chemours Co. (The)	103,600	3,988,599
Chemtura Corp.*	42,400	1,416,160
Ferro Corp.*	52,173	792,508
Flotek Industries, Inc.(x)*	31,000	396,490
FutureFuel Corp.	7,300	103,514
GCP Applied Technologies, Inc.*	40,100	1,309,265
Hawkins, Inc.	3,400	166,600
HB Fuller Co.	28,859	1,487,970
Ingevity Corp.*	24,100	1,466,485
Innophos Holdings, Inc.	14,913	804,855
Innospec, Inc.	17,400	1,126,650
KMG Chemicals, Inc.	1,700	78,319
Koppers Holdings, Inc.*	15,013	635,801
Kraton Corp.*	23,400	723,528
Kronos Worldwide, Inc.	25,200	414,036
LSB Industries, Inc.(x)*	3,200	30,016
Minerals Technologies, Inc.	21,250	1,627,750
Olin Corp.	92,501	3,040,507
OMNOVA Solutions, Inc.*	16,200	160,380
PolyOne Corp.	54,300	1,851,087
Quaker Chemical Corp.	9,100	1,198,106
Rayonier Advanced Materials, Inc.	22,700	305,315
Sensient Technologies Corp.	24,725	1,959,704
Stepan Co.	12,488	984,179
TerraVia Holdings, Inc.(x)*	32,400	23,474
Trecora Resources*	600	6,660
Tredegar Corp.	14,129	247,964
Trinseo SA	16,300	1,093,730
Tronox Ltd., Class A	37,200	686,340
Valhi, Inc.	4,100	13,448

		31,214,823

Construction Materials (0.3%)
Forterra, Inc.*	5,600	109,200
Headwaters, Inc.*	45,700	1,073,036
Summit Materials, Inc., Class A*	62,316	1,539,828
United States Lime & Minerals, Inc.	600	47,388
US Concrete, Inc.(x)*	8,300	535,765

		3,305,217

Containers & Packaging (0.1%)
Greif, Inc., Class A	17,400	958,566
Greif, Inc., Class B	1,600	104,480
Multi Packaging Solutions International Ltd.*	13,100	235,145
Myers Industries, Inc.	21,400	339,190

		1,637,381

Metals & Mining (1.2%)
AK Steel Holding Corp.*	181,436	1,304,525
Allegheny Technologies, Inc.(x)	61,400	1,102,744
Carpenter Technology Corp.	28,500	1,063,050
Century Aluminum Co.*	36,700	465,723
Cliffs Natural Resources, Inc.(x)*	165,230	1,356,538
Coeur Mining, Inc.*	92,936	750,923
Commercial Metals Co.	63,100	1,207,103
Ferroglobe plc	35,400	365,682
Handy & Harman Ltd.*	1,200	32,640
Haynes International, Inc.	8,833	336,714

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Hecla Mining Co.	199,429	$1,054,979
Kaiser Aluminum Corp.	9,591	766,321
Materion Corp.	7,345	246,425
Olympic Steel, Inc.	1,600	29,696
Redcorp Ventures Ltd.*†	46,400	—
Ryerson Holding Corp.*	10,000	126,000
Schnitzer Steel Industries, Inc., Class A	10,500	216,825
Stillwater Mining Co.*	75,678	1,306,959
SunCoke Energy, Inc.*	32,010	286,810
TimkenSteel Corp.*	22,700	429,257
Worthington Industries, Inc.	27,480	1,239,073

		13,687,987

Paper & Forest Products (0.6%)
Boise Cascade Co.*	22,700	606,090
Clearwater Paper Corp.*	10,838	606,928
Deltic Timber Corp.	4,353	340,056
KapStone Paper and Packaging Corp.	54,972	1,269,853
Louisiana-Pacific Corp.*	89,148	2,212,654
Neenah Paper, Inc.	10,700	799,290
PH Glatfelter Co.	28,215	613,394
Schweitzer-Mauduit International, Inc.	16,964	702,649

		7,150,914

Total Materials		56,996,322

Real Estate (7.7%)
Equity Real Estate Investment Trusts (REITs) (7.2%)
Acadia Realty Trust (REIT)	45,373	1,363,912
Agree Realty Corp. (REIT)	13,200	633,072
Alexander’s, Inc. (REIT)	1,775	766,552
American Assets Trust, Inc. (REIT)	24,218	1,013,281
Armada Hoffler Properties, Inc. (REIT)	13,300	184,737
Ashford Hospitality Prime, Inc. (REIT)	14,388	152,657
Ashford Hospitality Trust, Inc. (REIT)	37,200	236,964
Bluerock Residential Growth REIT, Inc. (REIT)	9,400	115,714
CareTrust REIT, Inc. (REIT)	26,713	449,313
CatchMark Timber Trust, Inc. (REIT), Class A	16,800	193,536
CBL & Associates Properties, Inc. (REIT)	95,500	911,070
Cedar Realty Trust, Inc. (REIT)	42,400	212,848
Chatham Lodging Trust (REIT)	19,500	385,125
Chesapeake Lodging Trust (REIT)	35,000	838,600
City Office REIT, Inc. (REIT)	8,400	102,060
Colony Starwood Homes (REIT)	36,800	1,249,360
Community Healthcare Trust, Inc. (REIT)	6,000	143,400
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	6,000	202,680
CoreSite Realty Corp. (REIT)	19,000	1,710,950
Cousins Properties, Inc. (REIT)	200,283	1,656,340
DiamondRock Hospitality Co. (REIT)	123,698	1,379,233
DuPont Fabros Technology, Inc. (REIT)	42,200	2,092,698
Easterly Government Properties, Inc. (REIT)	18,700	370,073
EastGroup Properties, Inc. (REIT)	21,827	1,604,939
Education Realty Trust, Inc. (REIT)	41,698	1,703,363
Farmland Partners, Inc. (REIT)(x)	12,200	136,274
FelCor Lodging Trust, Inc. (REIT)	74,272	557,783
First Industrial Realty Trust, Inc. (REIT)	69,230	1,843,595
First Potomac Realty Trust (REIT)	31,244	321,188
Four Corners Property Trust, Inc. (REIT)	34,200	780,786
Franklin Street Properties Corp. (REIT)	55,099	668,902
GEO Group, Inc. (The) (REIT)	46,842	2,172,064
Getty Realty Corp. (REIT)	23,175	585,632
Gladstone Commercial Corp. (REIT)	9,800	202,566
Global Medical REIT, Inc. (REIT)(x)	5,500	49,940
Global Net Lease, Inc. (REIT)(x)*	32,166	774,557
Government Properties Income Trust (REIT)	37,066	775,791
Gramercy Property Trust (REIT)	78,005	2,051,532
Healthcare Realty Trust, Inc. (REIT)	63,558	2,065,635
Hersha Hospitality Trust (REIT)	30,619	575,331
Hudson Pacific Properties, Inc. (REIT)	71,100	2,462,903
Independence Realty Trust, Inc. (REIT)	29,100	272,667
InfraREIT, Inc. (REIT)	22,524	405,432
Investors Real Estate Trust (REIT)	60,196	356,962
iStar, Inc. (REIT)*	51,000	601,800
Kite Realty Group Trust (REIT)	47,157	1,013,876
LaSalle Hotel Properties (REIT)	63,240	1,830,798
Lexington Realty Trust (REIT)	147,686	1,473,906
LTC Properties, Inc. (REIT)	21,469	1,028,365
Mack-Cali Realty Corp. (REIT)	51,100	1,376,634
MedEquities Realty Trust, Inc.	7,200	80,712
Medical Properties Trust, Inc. (REIT)	170,559	2,198,506
Monmouth Real Estate Investment Corp. (REIT)	32,251	460,222
Monogram Residential Trust, Inc. (REIT)	94,000	937,180
National Health Investors, Inc. (REIT)	21,528	1,563,579
National Storage Affiliates Trust (REIT)	20,200	482,780
New Senior Investment Group, Inc. (REIT)	37,500	382,500
NexPoint Residential Trust, Inc. (REIT)	7,400	178,784
NorthStar Realty Europe Corp. (REIT)	33,700	390,583
One Liberty Properties, Inc. (REIT)	7,500	175,200
Parkway, Inc. (REIT)	25,035	497,946
Pebblebrook Hotel Trust (REIT)	42,843	1,251,444
Pennsylvania REIT (REIT)	44,352	671,489
Physicians Realty Trust (REIT)	75,000	1,490,250
Potlatch Corp. (REIT)	29,144	1,331,881
Preferred Apartment Communities, Inc. (REIT), Class A	9,100	120,211
PS Business Parks, Inc. (REIT)	11,580	1,328,921
QTS Realty Trust, Inc. (REIT), Class A	26,500	1,291,875
RAIT Financial Trust (REIT)	51,800	165,760
Ramco-Gershenson Properties Trust (REIT)	41,400	580,428
Retail Opportunity Investments Corp. (REIT)	55,300	1,162,959
Rexford Industrial Realty, Inc. (REIT)	36,500	821,980
RLJ Lodging Trust (REIT)	74,300	1,746,793
Ryman Hospitality Properties, Inc. (REIT)	24,134	1,492,205
Sabra Health Care REIT, Inc. (REIT)	44,283	1,236,824
Saul Centers, Inc. (REIT)	5,600	345,072
Select Income REIT (REIT)	35,400	912,966
Seritage Growth Properties (REIT), Class A(x)	14,100	608,415
Silver Bay Realty Trust Corp. (REIT)	22,200	476,634

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
STAG Industrial, Inc. (REIT)	38,900	$973,278
Summit Hotel Properties, Inc. (REIT)	61,700	985,966
Sunstone Hotel Investors, Inc. (REIT)	117,078	1,794,806
Terreno Realty Corp. (REIT)	24,600	688,800
Tier REIT, Inc. (REIT)	27,000	468,720
UMH Properties, Inc. (REIT)	7,200	109,512
Universal Health Realty Income Trust (REIT)	10,250	661,125
Urban Edge Properties (REIT)	50,100	1,317,630
Urstadt Biddle Properties, Inc. (REIT), Class A	22,389	460,318
Washington Prime Group, Inc. (REIT)	105,100	913,319
Washington REIT (REIT)	47,017	1,470,692
Whitestone REIT (REIT)	13,100	181,304
Xenia Hotels & Resorts, Inc. (REIT)	63,000	1,075,410

		79,542,375

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	29,200	1,299,983
Altisource Portfolio Solutions SA(x)*	10,000	368,000
Consolidated-Tomoka Land Co.	3,200	171,328
Forestar Group, Inc.*	25,821	352,457
FRP Holdings, Inc.*	1,000	40,000
Griffin Industrial Realty, Inc.	100	3,095
HFF, Inc., Class A	21,300	589,371
Kennedy-Wilson Holdings, Inc.	52,400	1,163,280
Marcus & Millichap, Inc.*	7,000	172,060
RE/MAX Holdings, Inc., Class A	10,000	594,500
RMR Group, Inc. (The), Class A	3,826	189,387
St Joe Co. (The)*	36,400	620,620
Stratus Properties, Inc.	400	10,960
Tejon Ranch Co.*	7,202	157,652
Trinity Place Holdings, Inc.(x)*	300	2,193

		5,734,886

Total Real Estate		85,277,261

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
ATN International, Inc.	6,800	478,856
Cincinnati Bell, Inc.*	23,707	419,614
Cogent Communications Holdings, Inc.	23,225	999,836
Consolidated Communications Holdings, Inc.(x)	34,635	811,152
FairPoint Communications, Inc.*	4,900	81,340
General Communication, Inc., Class A*	18,400	382,720
Globalstar, Inc.(x)*	268,800	430,080
Hawaiian Telcom Holdco, Inc.*	800	18,328
IDT Corp., Class B	9,900	125,928
Intelsat SA(x)*	23,900	99,185
Iridium Communications, Inc.(x)*	46,500	448,725
Lumos Networks Corp.*	12,660	224,082
ORBCOMM, Inc.*	33,500	319,925
pdvWireless, Inc.(x)*	6,200	135,470
Straight Path Communications, Inc., Class B(x)*	3,300	118,701
Vonage Holdings Corp.*	101,100	638,952
Windstream Holdings, Inc.(x)	102,571	559,012

		6,291,906

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	22,500	292,275
NII Holdings, Inc.*	15,300	19,890
Shenandoah Telecommunications Co.	26,848	753,086
Spok Holdings, Inc.	15,100	286,900

		1,352,151

Total Telecommunication Services		7,644,057

Utilities (3.6%)
Electric Utilities (1.1%)
ALLETE, Inc.	28,423	1,924,521
El Paso Electric Co.	21,946	1,108,273
Genie Energy Ltd., Class B	1,700	12,308
IDACORP, Inc.	29,208	2,423,096
MGE Energy, Inc.	23,179	1,506,635
Otter Tail Corp.	22,725	861,278
PNM Resources, Inc.	48,881	1,808,597
Portland General Electric Co.	50,632	2,249,073
Spark Energy, Inc., Class A(x)	9,400	300,330

		12,194,111

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	11,250	778,500
Delta Natural Gas Co., Inc.	1,600	48,560
New Jersey Resources Corp.	46,322	1,834,351
Northwest Natural Gas Co.	15,142	894,892
ONE Gas, Inc.	30,000	2,028,000
South Jersey Industries, Inc.	51,652	1,841,394
Southwest Gas Holdings, Inc.	26,036	2,158,645
Spire, Inc.	25,052	1,691,010
WGL Holdings, Inc.	31,025	2,560,494

		13,835,846

Independent Power and Renewable Electricity Producers (0.5%)
Atlantic Power Corp.*	26,800	71,020
Atlantica Yield plc	27,694	580,466
Dynegy, Inc.*	71,223	559,813
NRG Yield, Inc., Class A	19,300	335,627
NRG Yield, Inc., Class C	35,782	633,341
Ormat Technologies, Inc.	25,700	1,466,956
Pattern Energy Group, Inc.	38,100	766,953
TerraForm Global, Inc., Class A*	49,900	239,520
TerraForm Power, Inc., Class A*	49,500	612,315
Vivint Solar, Inc.(x)*	58,400	163,520

		5,429,531

Multi-Utilities (0.5%)
Avista Corp.	36,899	1,440,906
Black Hills Corp.	28,419	1,889,010
NorthWestern Corp.	26,878	1,577,739
Unitil Corp.	11,200	504,336

		5,411,991

Water Utilities (0.3%)
American States Water Co.	23,758	1,052,479
AquaVenture Holdings Ltd.*	3,800	64,866
Artesian Resources Corp., Class A	2,600	84,656
California Water Service Group	24,400	874,740
Connecticut Water Service, Inc.	6,200	329,530
Consolidated Water Co. Ltd.	4,400	51,260
Global Water Resources, Inc.(x)	1,900	16,530
Middlesex Water Co.	9,100	336,245
SJW Group	8,800	424,336
York Water Co. (The)	3,600	126,180

		3,360,822

Total Utilities		40,232,301

Total Common Stocks (98.5%) (Cost $685,894,086)		1,098,224,466

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc. (Contingent Value Shares)*†	61,700	$78,668

Total Consumer Discretionary		78,668

Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics, Inc. (Contingent Value Shares)(x)*†	48,600	2,916
Durata Therapeutics, Inc. (Contingent Value Shares)*†	9,800	1,176
Dyax Corp. (Contingent Value Shares)*†	85,268	70,985
Tobira Therapeutics, Inc. (Contingent Value Shares)(x)*†	2,288	23,578

		98,655

Life Sciences Tools & Services (0.0%)
Furiex Pharmaceuticals LLC*† (Contingent Value Shares)	10,000	—

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)*†	5,500	2,475

Total Health Care		101,130

Total Rights (0.0%) (Cost $14,345)		179,798

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares*	11,354,157	11,357,563

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.7%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $4,000,263, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $4,080,003.(xx)	$4,000,000	4,000,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $6,600,484, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $6,732,001.(xx)	6,600,000	6,600,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $1,000,091, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $1,020,002.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $3,600,285, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $3,672,007.(xx)	3,600,000	3,600,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $12,801,387, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $14,054,228.(xx)	12,800,000	12,800,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $690,196, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $703,953.(xx)	690,150	690,150
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $2,600,234, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $2,653,602.(xx)	2,600,000	2,600,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $3,900,270, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $3,980,402.(xx)	3,900,000	3,900,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $4,000,431, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $4,080,660.(xx)	4,000,000	4,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $5,000,354, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $5,100,362.(xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $8,001,307, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $8,161,110.(xx)	$8,000,000	$8,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $6,000,490, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $6,120,500.(xx)	6,000,000	6,000,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $2,000,132, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $2,040,000.(xx)	2,000,000	2,000,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $4,000,253, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $4,080,004.(xx)	4,000,000	4,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $5,000,788, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $5,100,000.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $5,000,788, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $5,100,002.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		74,190,150

Total Short-Term Investments (7.7%) (Cost $85,545,791)		85,547,713

Total Investments (106.2%) (Cost $771,454,222)		1,183,951,977
Other Assets Less Liabilities (-6.2%)		(69,331,110)

Net Assets (100%)		$1,114,620,867

*	Non-income producing.

†	Securities (totaling $179,798 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,612,895.

@	Shares are less than 0.5.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $73,229,825. This was secured by cash collateral of $74,190,150 which was subsequently invested in joint repurchase agreements with a total value of $74,190,150, for which the Portfolio has proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,464, 924 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 4/6/17-11/15/46.

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	156	June-17	$10,701,687	$10,798,320	$96,633

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$133,830,465	$384,894	$—		$134,215,359
Consumer Staples	31,972,130	—	—		31,972,130
Energy	37,339,537	—	—		37,339,537
Financials	212,514,520	—	—		212,514,520
Health Care	142,861,092	—	—		142,861,092
Industrials	157,618,347	—	—		157,618,347
Information Technology	191,553,540	—	—		191,553,540
Materials	56,996,322	—	—	(a)	56,996,322
Real Estate	85,274,166	3,095	—		85,277,261
Telecommunication Services	7,644,057	—	—		7,644,057
Utilities	40,232,301	—	—		40,232,301
Futures	96,633	—	—		96,633
Rights
Consumer Discretionary	—	—	78,668		78,668
Health Care	—	—	101,130		101,130
Short-Term Investments
Investment Companies	11,357,563	—	—		11,357,563
Repurchase Agreements	—	74,190,150	—		74,190,150

Total Assets	$1,109,290,673	$74,578,139	$179,798		$1,184,048,610

Total Liabilities	$—	$—	$—		$—

Total	$1,109,290,673	$74,578,139	$179,798		$1,184,048,610

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$483,417,134
Aggregate gross unrealized depreciation	(74,934,322)

Net unrealized appreciation	$408,482,812

Federal income tax cost of investments	$775,469,165

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.9%)
Auto Components (0.8%)
Delphi Automotive plc	100,900	$8,121,441

Automobiles (2.4%)
Ferrari NV	124,246	9,238,932
Tesla, Inc.(x)*	60,229	16,761,731

		26,000,663

Hotels, Restaurants & Leisure (2.7%)
Hilton Grand Vacations, Inc.*	19,370	555,144
Hilton Worldwide Holdings, Inc.	46,966	2,745,632
Marriott International, Inc., Class A	80,406	7,572,637
MGM Resorts International	168,746	4,623,641
Starbucks Corp.	143,564	8,382,702
Yum Brands, Inc.	89,900	5,744,610

		29,624,366

Internet & Direct Marketing Retail (12.6%)
Amazon.com, Inc.*	91,402	81,031,529
Ctrip.com International Ltd. (ADR)*	115,800	5,691,570
Netflix, Inc.*	10,663	1,576,098
Priceline Group, Inc. (The)*	28,364	50,487,069

		138,786,266

Multiline Retail (0.7%)
Dollar General Corp.	108,000	7,530,840

Specialty Retail (4.7%)
AutoZone, Inc.*	15,444	11,166,784
Home Depot, Inc. (The)	72,900	10,703,907
Lowe’s Cos., Inc.	131,196	10,785,623
O’Reilly Automotive, Inc.*	26,200	7,069,808
Ross Stores, Inc.	106,126	6,990,520
Tractor Supply Co.	76,042	5,244,617

		51,961,259

Total Consumer Discretionary		262,024,835

Consumer Staples (3.2%)
Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	8,210	1,376,735
Walgreens Boots Alliance, Inc.	119,982	9,964,505

		11,341,240

Food Products (0.6%)
Mondelez International, Inc., Class A	144,800	6,237,984

Tobacco (1.6%)
Philip Morris International, Inc.	158,300	17,872,070

Total Consumer Staples		35,451,294

Financials (5.6%)
Banks (1.3%)
First Republic Bank	63,313	5,939,393
JPMorgan Chase & Co.	101,000	8,871,840

		14,811,233

Capital Markets (4.3%)
Charles Schwab Corp. (The)	205,800	8,398,698
Intercontinental Exchange, Inc.	204,805	12,261,675
Morgan Stanley	305,700	13,096,188
State Street Corp.	91,400	7,276,354
TD Ameritrade Holding Corp.	157,372	6,115,476

		47,148,391

Total Financials		61,959,624

Health Care (15.9%)
Biotechnology (3.7%)
Alexion Pharmaceuticals, Inc.*	103,801	12,584,833
Biogen, Inc.*	38,650	10,567,683
Celgene Corp.*	54,380	6,766,503
Vertex Pharmaceuticals, Inc.*	101,445	11,093,011

		41,012,030

Health Care Equipment & Supplies (4.2%)
Danaher Corp.	179,332	15,338,266
Intuitive Surgical, Inc.*	22,700	17,398,869
Stryker Corp.	98,700	12,993,855

		45,730,990

Health Care Providers & Services (5.4%)
Aetna, Inc.	52,239	6,663,084
Anthem, Inc.	27,300	4,514,874
Centene Corp.*	35,652	2,540,562
Cigna Corp.	59,432	8,706,194
HCA Holdings, Inc.*	82,663	7,356,180
Humana, Inc.	60,526	12,476,830
UnitedHealth Group, Inc.	105,792	17,350,946

		59,608,670

Life Sciences Tools & Services (0.5%)
Illumina, Inc.*	32,053	5,469,524

Pharmaceuticals (2.1%)
Allergan plc	21,605	5,161,867
Bristol-Myers Squibb Co.	47,512	2,583,702
Merck & Co., Inc.	114,800	7,294,392
Zoetis, Inc.	150,400	8,026,848

		23,066,809

Total Health Care		174,888,023

Industrials (6.7%)
Aerospace & Defense (1.4%)
Boeing Co. (The)	88,896	15,722,147

Airlines (0.7%)
American Airlines Group, Inc.	187,800	7,943,940

Building Products (0.1%)
Fortune Brands Home & Security, Inc.	10,824	658,640

Electrical Equipment (0.5%)
Acuity Brands, Inc.	25,592	5,220,768

Industrial Conglomerates (1.9%)
Honeywell International, Inc.	78,700	9,827,269
Roper Technologies, Inc.	52,099	10,757,922

		20,585,191

Machinery (1.1%)
Fortive Corp.	70,766	4,261,529
Illinois Tool Works, Inc.	44,700	5,921,409
Wabtec Corp.(x)	22,368	1,744,704

		11,927,642

Professional Services (1.0%)
Equifax, Inc.	52,998	7,246,947
IHS Markit Ltd.*	96,739	4,058,201

		11,305,148

Total Industrials		73,363,476

Information Technology (38.2%)
Internet Software & Services (14.7%)
Alibaba Group Holding Ltd. (ADR)*	151,400	16,325,462
Alphabet, Inc., Class A*	46,200	39,168,360
Alphabet, Inc., Class C*	39,605	32,854,724
Facebook, Inc., Class A*	341,156	48,461,210
MercadoLibre, Inc.	24,700	5,223,309
Tencent Holdings Ltd.	480,200	13,766,784

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
VeriSign, Inc.(x)*	67,197	$5,853,530

		161,653,379

IT Services (8.8%)
Fidelity National Information Services, Inc.	80,300	6,393,486
Fiserv, Inc.*	78,802	9,086,659
Mastercard, Inc., Class A	208,390	23,437,623
PayPal Holdings, Inc.*	501,000	21,553,020
Visa, Inc., Class A	403,908	35,895,304

		96,366,092

Semiconductors & Semiconductor Equipment (1.0%)
ASML Holding NV (N.Y. Shares)	42,100	5,590,880
NXP Semiconductors NV*	51,583	5,338,840

		10,929,720

Software (8.0%)
Electronic Arts, Inc.*	73,700	6,597,624
Intuit, Inc.	54,600	6,333,054
Microsoft Corp.	620,400	40,859,544
salesforce.com, Inc.*	219,179	18,080,076
ServiceNow, Inc.*	67,050	5,864,863
Snap, Inc., Class A*	203,201	4,578,119
Workday, Inc., Class A*	75,300	6,270,984

		88,584,264

Technology Hardware, Storage & Peripherals (5.7%)
Apple, Inc.	434,274	62,387,803

Total Information Technology		419,921,258

Materials (0.2%)
Chemicals (0.2%)
Ashland Global Holdings, Inc.	20,500	2,538,105

Total Materials		2,538,105

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (3.1%)
American Tower Corp. (REIT)	139,357	16,937,450
Crown Castle International Corp. (REIT)	94,474	8,923,069
Equinix, Inc. (REIT)	20,309	8,131,114

Total Real Estate		33,991,633

Telecommunication Services (0.7%)
Wireless Telecommunication Services (0.7%)
T-Mobile US, Inc.*	116,500	7,524,735

Total Telecommunication Services		7,524,735

Utilities (0.8%)
Electric Utilities (0.8%)
NextEra Energy, Inc.	71,500	9,178,455

Total Utilities		9,178,455

Total Common Stocks (98.3%) (Cost $681,309,091)		1,080,841,438

SHORT-TERM INVESTMENTS:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, IM Shares*	19,628,668	19,634,556

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.0%)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $2,000,147, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $2,000,182, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $2,040,005.(xx)	2,000,000	2,000,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $1,100,087, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $1,122,002.(xx)	1,100,000	1,100,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $3,800,412, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $4,172,349.(xx)	3,800,000	3,800,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $525,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $535,479.(xx)	524,979	524,979
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $1,200,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,224,739.(xx)	1,200,000	1,200,000
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $800,072, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $816,493.(xx)	800,000	800,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $500,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $510,036.(xx)	$500,000	$500,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $2,000,327, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $2,040,277.(xx)	2,000,000	2,000,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $1,000,108, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $1,020,165.(xx)	1,000,000	1,000,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $4,000,327, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $4,080,333.(xx)	4,000,000	4,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $3,000,473, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $3,060,001.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		21,924,979

Total Short-Term Investments (3.8%) (Cost $41,561,108)		41,559,535

Total Investments (102.1%) (Cost $722,870,199)		1,122,400,973
Other Assets Less Liabilities (-2.1%)		(23,258,949)

Net Assets (100%)		$1,099,142,024

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $21,513,931. This was secured by cash collateral of $21,924,979 which was subsequently invested in joint repurchase agreements with a total value of $21,924,979, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$262,024,835	$—	$—	$262,024,835
Consumer Staples	35,451,294	—	—	35,451,294
Financials	61,959,624	—	—	61,959,624
Health Care	174,888,023	—	—	174,888,023
Industrials	73,363,476	—	—	73,363,476
Information Technology	406,154,474	13,766,784	—	419,921,258
Materials	2,538,105	—	—	2,538,105
Real Estate	33,991,633	—	—	33,991,633
Telecommunication Services	7,524,735	—	—	7,524,735
Utilities	9,178,455	—	—	9,178,455
Short-Term Investments
Investment Companies	19,634,556	—	—	19,634,556
Repurchase Agreements	—	21,924,979	—	21,924,979

Total Assets	$1,086,709,210	$35,691,763	$—	$1,122,400,973

Total Liabilities	$—	$—	$—	$—

Total	$1,086,709,210	$35,691,763	$—	$1,122,400,973

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$402,225,675
Aggregate gross unrealized depreciation	(4,301,401)

Net unrealized appreciation	$397,924,274

Federal income tax cost of investments	$724,476,699

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.2%)
Auto Components (1.4%)
Delphi Automotive plc	17,567	$1,413,968

Automobiles (1.6%)
General Motors Co.	48,041	1,698,730

Distributors (1.1%)
LKQ Corp.*	40,260	1,178,410

Hotels, Restaurants & Leisure (1.1%)
Norwegian Cruise Line Holdings Ltd.*	23,208	1,177,342

Household Durables (3.6%)
Lennar Corp., Class A	29,223	1,495,925
Newell Brands, Inc.	48,106	2,269,160

		3,765,085

Internet & Direct Marketing Retail (4.0%)
Amazon.com, Inc.*	3,341	2,961,930
Expedia, Inc.	9,434	1,190,288

		4,152,218

Media (4.1%)
CBS Corp. (Non-Voting), Class B	21,806	1,512,464
Walt Disney Co. (The)	23,961	2,716,938

		4,229,402

Specialty Retail (1.3%)
TJX Cos., Inc. (The)	17,601	1,391,887

Total Consumer Discretionary		19,007,042

Consumer Staples (13.1%)
Beverages (2.5%)
PepsiCo, Inc.	22,988	2,571,438

Food & Staples Retailing (3.6%)
Kroger Co. (The)	56,837	1,676,123
Walgreens Boots Alliance, Inc.	25,139	2,087,794

		3,763,917

Food Products (2.2%)
Mondelez International, Inc., Class A	53,174	2,290,736

Tobacco (4.8%)
Philip Morris International, Inc.	44,791	5,056,904

Total Consumer Staples		13,682,995

Energy (6.0%)
Energy Equipment & Services (1.3%)
Halliburton Co.	27,512	1,353,865

Oil, Gas & Consumable Fuels (4.7%)
Delek US Holdings, Inc.	47,386	1,150,058
EOG Resources, Inc.	19,405	1,892,958
Hess Corp.	7,353	354,488
Laredo Petroleum, Inc.*	38,463	561,560
Oasis Petroleum, Inc.*	69,039	984,496

		4,943,560

Total Energy		6,297,425

Financials (17.4%)
Banks (5.5%)
JPMorgan Chase & Co.	12,466	1,095,013
US Bancorp	27,993	1,441,640
Wells Fargo & Co.	58,540	3,258,336

		5,794,989

Consumer Finance (3.5%)
American Express Co.	28,649	2,266,422
Synchrony Financial	40,755	1,397,897

		3,664,319

Diversified Financial Services (1.7%)
Voya Financial, Inc.	47,471	1,801,999

nsurance (6.7%)
Allstate Corp. (The)	23,107	1,882,990
Marsh & McLennan Cos., Inc.	39,726	2,935,354
MetLife, Inc.	40,337	2,130,600

		6,948,944

Total Financials		18,210,251

Health Care (16.4%)
Biotechnology (4.4%)
Alnylam Pharmaceuticals, Inc.(x)*	18,513	948,791
Biogen, Inc.*	3,419	934,823
Bioverativ, Inc.*	8,965	488,234
Emergent BioSolutions, Inc.*	12,563	364,830
Incyte Corp.*	6,696	895,054
Lexicon Pharmaceuticals, Inc.(x)*	54,582	782,706
TG Therapeutics, Inc.(x)*	16,849	196,291

		4,610,729

Health Care Equipment & Supplies (0.7%)
Wright Medical Group NV(x)*	21,259	661,580

Health Care Providers & Services (3.9%)
Cigna Corp.	8,200	1,201,218
Laboratory Corp. of America
Holdings*	8,292	1,189,653
UnitedHealth Group, Inc.	10,323	1,693,075

		4,083,946

Life Sciences Tools & Services (1.5%)
Bio-Rad Laboratories, Inc., Class A*	7,903	1,575,384

Pharmaceuticals (5.9%)
Allergan plc	7,481	1,787,361
Catalent, Inc.*	44,164	1,250,724
Eli Lilly & Co.	21,494	1,807,860
Mallinckrodt plc*	14,743	657,096
Medicines Co. (The)(x)*	13,892	679,319

		6,182,360

Total Health Care		17,113,999

Industrials (4.2%)
Aerospace & Defense (1.9%)
United Technologies Corp.	17,578	1,972,428

Machinery (2.3%)
Caterpillar, Inc.	17,497	1,623,022
Colfax Corp.*	20,506	805,065

		2,428,087

Total Industrials		4,400,515

Information Technology (19.6%)
Communications Equipment (0.7%)
Arista Networks, Inc.(x)*	5,219	690,317

Electronic Equipment, Instruments & Components (1.3%)
Flex Ltd.*	37,300	626,640
Jabil Circuit, Inc.	24,375	704,925

		1,331,565

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (2.7%)
Facebook, Inc., Class A*	19,818	$2,815,147

IT Services (2.1%)
Visa, Inc., Class A	24,891	2,212,063

Semiconductors & Semiconductor Equipment (7.7%)
Applied Materials, Inc.	29,986	1,166,455
Cirrus Logic, Inc.*	11,138	675,965
Lam Research Corp.	6,052	776,835
Marvell Technology Group Ltd.	78,934	1,204,533
Micron Technology, Inc.*	57,467	1,660,796
Microsemi Corp.*	10,352	533,439
ON Semiconductor Corp.*	40,056	620,467
Qorvo, Inc.*	9,617	659,342
Skyworks Solutions, Inc.	7,167	702,223

		8,000,055

Software (3.4%)
Activision Blizzard, Inc.	13,708	683,481
Electronic Arts, Inc.*	7,171	641,948
PTC, Inc.*	21,996	1,155,890
Take-Two Interactive Software, Inc.*	8,760	519,205
Ultimate Software Group, Inc. (The)*	3,052	595,781

		3,596,305

Technology Hardware, Storage & Peripherals (1.7%)
Western Digital Corp.	21,518	1,775,880

Total Information Technology		20,421,332

Materials (1.6%)
Chemicals (1.6%)
LyondellBasell Industries NV, Class A	18,374	1,675,525

Total Materials		1,675,525

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Simon Property Group, Inc. (REIT)	9,609	1,653,036

Total Real Estate		1,653,036

Telecommunication Services (1.3%)
Wireless Telecommunication Services (1.3%)
T-Mobile US, Inc.*	20,783	1,342,374

Total Telecommunication Services		1,342,374

Total Common Stocks (99.4%) (Cost $84,900,614)		103,804,494

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	224,425	224,492

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.7%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $250,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $255,000.(xx)	$250,000	250,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $400,029, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $408,000.(xx)	400,000	400,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $500,054, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $548,993.(xx)	500,000	500,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $200,016, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $204,000.(xx)	200,000	200,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $774,871, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $790,316.(xx)	774,819	774,819
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $200,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $204,123.(xx)	200,000	200,000
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $102,062.(xx)	100,000	100,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $200,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $204,014.(xx)	$200,000	$200,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $200,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $204,000.(xx)	200,000	200,000

Total Repurchase Agreements		2,824,819

Total Short-Term Investments (2.9%) (Cost $3,049,334)		3,049,311

Total Investments (102.3%) (Cost $87,949,948)		106,853,805
Other Assets Less Liabilities (-2.3%)		(2,367,804)

Net Assets (100%)		$104,486,001

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $2,753,821. This was secured by cash collateral of $2,824,819 which was subsequently invested in joint repurchase agreements with a total value of $2,824,819, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$19,007,042	$—	$—	$19,007,042
Consumer Staples	13,682,995	—	—	13,682,995
Energy	6,297,425	—	—	6,297,425
Financials	18,210,251	—	—	18,210,251
Health Care	17,113,999	—	—	17,113,999
Industrials	4,400,515	—	—	4,400,515
Information Technology	20,421,332	—	—	20,421,332
Materials	1,675,525	—	—	1,675,525
Real Estate	1,653,036	—	—	1,653,036
Telecommunication Services	1,342,374	—	—	1,342,374
Short-Term Investments
Investment Companies	224,492	—	—	224,492
Repurchase Agreements	—	2,824,819	—	2,824,819

Total Assets	$104,028,986	$2,824,819	$—	$106,853,805

Total Liabilities	$—	$—	$—	$—

Total	$104,028,986	$2,824,819	$—	$106,853,805

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,615,093
Aggregate gross unrealized depreciation	(1,794,549)

Net unrealized appreciation	$18,820,544

Federal income tax cost of investments	$88,033,261

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.8%)
Auto Components (0.4%)
Adient plc	7,591	$551,638
Delphi Automotive plc	39,050	3,143,134
Gentex Corp.	8,000	170,640
Gentherm, Inc.*	1,188	46,629
Lear Corp.	3,200	453,056
Tenneco, Inc.	2,500	156,050

		4,521,147

Automobiles (0.5%)
Ferrari NV	10,656	792,380
Harley-Davidson, Inc.	8,291	501,606
Tesla, Inc.(x)*	13,468	3,748,144
Thor Industries, Inc.	2,200	211,486

		5,253,616

Distributors (0.1%)
Genuine Parts Co.	7,193	664,705
LKQ Corp.*	15,863	464,310
Pool Corp.	2,112	252,025

		1,381,040

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,000	144,980
Houghton Mifflin Harcourt Co.*	6,200	62,930
Service Corp. International	7,325	226,196
ServiceMaster Global Holdings, Inc.*	4,800	200,400

		634,506

Hotels, Restaurants & Leisure (2.6%)
Aramark	8,200	302,334
Bloomin’ Brands, Inc.	6,400	126,272
Brinker International, Inc.	2,800	123,088
Chipotle Mexican Grill, Inc.*	1,586	706,595
Choice Hotels International, Inc.	2,332	145,983
Darden Restaurants, Inc.	5,300	443,451
Denny’s Corp.*	5,082	62,864
Domino’s Pizza, Inc.	2,508	462,224
Dunkin’ Brands Group, Inc.	5,362	293,194
Extended Stay America, Inc.	3,000	47,820
Hilton Grand Vacations, Inc.*	2,420	69,357
Hilton Worldwide Holdings, Inc.	31,722	1,854,468
ILG, Inc.	5,788	121,316
Las Vegas Sands Corp.	16,537	943,767
Marriott International, Inc., Class A	44,503	4,191,294
McDonald’s Corp.	56,368	7,305,857
MGM Resorts International	59,279	1,624,245
Panera Bread Co., Class A(x)*	1,452	380,235
Pinnacle Entertainment, Inc.*	2,068	40,367
Scientific Games Corp., Class A*	5,016	118,628
Six Flags Entertainment Corp.	3,500	208,215
Sonic Corp.	4,554	115,489
Starbucks Corp.	76,336	4,457,260
Vail Resorts, Inc.	1,700	326,230
Wyndham Worldwide Corp.	4,832	407,289
Wynn Resorts Ltd.	4,058	465,087
Yum Brands, Inc.	23,762	1,518,392
Yum China Holdings, Inc.*	18,362	499,446

		27,360,767

Household Durables (0.5%)
DR Horton, Inc.	6,300	209,853
iRobot Corp.(x)*	990	65,479
Leggett & Platt, Inc.	6,400	322,048
Lennar Corp., Class A	3,400	174,046
Mohawk Industries, Inc.*	2,000	458,980
Newell Brands, Inc.	71,579	3,376,381
NVR, Inc.*	198	417,162
Tempur Sealy International, Inc.(x)*	2,300	106,858
TopBuild Corp.*	1,868	87,796
Tupperware Brands Corp.	2,300	144,256
Whirlpool Corp.	800	137,064

		5,499,923

Internet & Direct Marketing Retail (6.6%)
Amazon.com, Inc.*	40,910	36,268,352
Expedia, Inc.	5,530	697,720
Liberty Expedia Holdings, Inc., Class A*	6,625	301,305
Liberty Interactive Corp. QVC Group, Class A*	75,522	1,511,950
Liberty TripAdvisor Holdings, Inc., Class A*	7,620	107,442
Liberty Ventures*	9,938	442,042
Netflix, Inc.*	75,950	11,226,170
Nutrisystem, Inc.	1,650	91,575
Priceline Group, Inc. (The)*	10,872	19,351,835
TripAdvisor, Inc.*	4,944	213,383
Wayfair, Inc., Class A(x)*	3,200	129,568

		70,341,342

Leisure Products (0.1%)
Brunswick Corp.	3,400	208,080
Hasbro, Inc.	4,339	433,119
Mattel, Inc.	15,700	402,077
Polaris Industries, Inc.(x)	3,208	268,830

		1,312,106

Media (5.8%)
AMC Networks, Inc., Class A*	39,928	2,342,975
CBS Corp. (Non-Voting), Class B	36,980	2,564,933
Charter Communications, Inc., Class A*	16,080	5,263,306
Cinemark Holdings, Inc.	5,280	234,115
Comcast Corp., Class A	415,126	15,604,587
Discovery Communications, Inc., Class A(x)*	84,934	2,470,730
Discovery Communications, Inc., Class C*	40,176	1,137,383
DISH Network Corp., Class A*	6,839	434,208
Interpublic Group of Cos., Inc. (The)	20,877	512,948
Liberty Broadband Corp., Class A*	11,190	952,157
Liberty Broadband Corp., Class C*	16,132	1,393,805
Liberty Global plc, Class A*	10,136	363,578
Liberty Global plc, Class C*	20,514	718,811
Liberty Global plc LiLAC, Class A*	1,770	39,365
Liberty Global plc LiLAC, Class C*	3,065	70,617
Liberty Media Corp-Liberty Braves, Class A*	1,645	39,381
Liberty Media Corp-Liberty Braves, Class C*	3,300	78,045
Liberty Media Corp-Liberty Formula One, Class A*	4,113	134,495
Liberty Media Corp-Liberty Formula One, Class C(x)*	8,251	281,772
Liberty Media Corp-Liberty SiriusXM, Class A*	16,452	640,312
Liberty Media Corp-Liberty SiriusXM, Class C*	33,005	1,279,934
Lions Gate Entertainment Corp., Class A(x)*	2,200	58,432
Lions Gate Entertainment Corp., Class B*	16,964	413,582
Loral Space & Communications, Inc.*	98	3,861
Madison Square Garden Co. (The), Class A*	10,920	2,180,833

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
MSG Networks, Inc., Class A*	35,561	$830,349
Omnicom Group, Inc.	11,026	950,551
Scripps Networks Interactive, Inc., Class A	4,861	380,957
Sirius XM Holdings, Inc.(x)	96,911	499,092
Time Warner, Inc.	23,800	2,325,498
Twenty-First Century Fox, Inc., Class A	98,746	3,198,383
Twenty-First Century Fox, Inc., Class B	15,300	486,234
Viacom, Inc., Class B	29,457	1,373,285
Walt Disney Co. (The)	97,037	11,003,025
World Wrestling Entertainment, Inc., Class A(x)	33,979	755,013

		61,016,552

Multiline Retail (0.4%)
Dollar General Corp.	41,653	2,904,464
Dollar Tree, Inc.*	10,709	840,228
Nordstrom, Inc.(x)	7,374	343,407

		4,088,099

Specialty Retail (3.0%)
Advance Auto Parts, Inc.	3,366	499,043
AutoZone, Inc.*	1,291	933,458
Bed Bath & Beyond, Inc.	3,461	136,571
Buckle, Inc. (The)(x)	1,914	35,600
Burlington Stores, Inc.*	1,700	165,393
Cabela’s, Inc.*	2,112	112,168
CarMax, Inc.*	9,699	574,375
Cato Corp. (The), Class A	1,720	37,771
Chico’s FAS, Inc.	9,900	140,580
Dick’s Sporting Goods, Inc.	3,100	150,846
Foot Locker, Inc.	5,600	418,936
GNC Holdings, Inc., Class A(x)	3,432	25,260
Home Depot, Inc. (The)	67,393	9,895,315
L Brands, Inc.	2,177	102,537
Lowe’s Cos., Inc.	38,692	3,180,869
Michaels Cos., Inc. (The)*	5,600	125,384
O’Reilly Automotive, Inc.*	7,496	2,022,721
Ross Stores, Inc.	33,674	2,218,106
Sally Beauty Holdings, Inc.*	5,700	116,508
Signet Jewelers Ltd.	3,700	256,299
TJX Cos., Inc. (The)	29,143	2,304,628
Tractor Supply Co.	6,228	429,545
Ulta Beauty, Inc.*	25,104	7,160,414
Williams-Sonoma, Inc.	4,290	230,030

		31,272,357

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	2,244	201,511
Coach, Inc.	3,700	152,921
Deckers Outdoor Corp.*	1,848	110,381
Hanesbrands, Inc.	21,648	449,412
Lululemon Athletica, Inc.*	5,200	269,724
Michael Kors Holdings Ltd.*	10,109	385,254
NIKE, Inc., Class B	79,916	4,453,720
Oxford Industries, Inc.	858	49,129
Ralph Lauren Corp.	1,149	93,781
Skechers U.S.A., Inc., Class A*	5,700	156,465
Steven Madden Ltd.*	3,294	126,984
Under Armour, Inc., Class C*	8,524	155,989
VF Corp.	17,504	962,195
Wolverine World Wide, Inc.	5,800	144,826

		7,712,292

Total Consumer Discretionary		220,393,747

Consumer Staples (5.0%)
Beverages (1.8%)
Brown-Forman Corp., Class A	500	23,535
Brown-Forman Corp., Class B	10,868	501,884
Coca-Cola Co. (The)	126,654	5,375,196
Constellation Brands, Inc., Class A	23,422	3,796,004
Dr Pepper Snapple Group, Inc.	8,627	844,756
Monster Beverage Corp.*	44,903	2,073,172
PepsiCo, Inc.	54,818	6,131,940

		18,746,487

Food & Staples Retailing (1.1%)
Casey’s General Stores, Inc.	1,800	202,050
Costco Wholesale Corp.	23,916	4,010,474
CVS Health Corp.	45,404	3,564,214
Kroger Co. (The)	42,372	1,249,550
Rite Aid Corp.*	47,200	200,600
Sprouts Farmers Market, Inc.*	7,000	161,840
Sysco Corp.	24,066	1,249,507
Walgreens Boots Alliance, Inc.	8,146	676,525
Whole Foods Market, Inc.	4,979	147,976

		11,462,736

Food Products (0.7%)
Blue Buffalo Pet Products, Inc.(x)*	6,100	140,300
Campbell Soup Co.	8,560	489,974
Conagra Brands, Inc.	15,900	641,406
General Mills, Inc.	26,494	1,563,411
Hershey Co. (The)	6,938	757,977
Hormel Foods Corp.	11,880	411,404
Ingredion, Inc.	2,300	276,989
Kellogg Co.	10,759	781,211
Kraft Heinz Co. (The)	3,510	318,743
Lamb Weston Holdings, Inc.	5,300	222,918
McCormick & Co., Inc. (Non- Voting)	6,104	595,445
Mead Johnson Nutrition Co.	3,137	279,444
Tyson Foods, Inc., Class A	6,300	388,773
WhiteWave Foods Co. (The)*	8,471	475,647

		7,343,642

Household Products (0.3%)
Church & Dwight Co., Inc.	12,276	612,204
Clorox Co. (The)	4,884	658,510
Colgate-Palmolive Co.	7,142	522,723
Kimberly-Clark Corp.	14,041	1,848,217

		3,641,654

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	9,682	820,937
Herbalife Ltd.(x)*	2,900	168,606

		989,543

Tobacco (1.0%)
Altria Group, Inc.	85,325	6,093,911
Philip Morris International, Inc.	26,915	3,038,704
Reynolds American, Inc.	23,400	1,474,668

		10,607,283

Total Consumer Staples		52,791,345

Energy (1.8%)
Energy Equipment & Services (0.7%)
Core Laboratories NV(x)	29,432	3,399,985
Frank’s International NV(x)	1,385	14,639
National Oilwell Varco, Inc.	41,986	1,683,219
US Silica Holdings, Inc.	3,200	153,568
Weatherford International plc(x)*	295,178	1,962,934

		7,214,345

Oil, Gas & Consumable Fuels (1.1%)
Anadarko Petroleum Corp.	96,618	5,990,315
Apache Corp.	12,000	616,680
Cabot Oil & Gas Corp.	19,534	467,058
Cimarex Energy Co.	1,300	155,337
Continental Resources, Inc.(x)*	3,960	179,863

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Devon Energy Corp.	4,000	$166,880
Diamondback Energy, Inc.*	1,700	176,316
EOG Resources, Inc.	2,170	211,684
Extraction Oil & Gas, Inc.(x)*	225	4,174
Isramco, Inc.*	32	3,749
Newfield Exploration Co.*	59,880	2,210,171
ONEOK, Inc.	9,635	534,164
Panhandle Oil and Gas, Inc., Class A	792	15,206
Southwestern Energy Co.*	18,000	147,060
Valero Energy Corp.	18,740	1,242,275
Williams Cos., Inc. (The)	5,304	156,945

		12,277,877

Total Energy		19,492,222

Financials (3.6%)
Banks (0.3%)
Bank of the Ozarks, Inc.	3,600	187,236
Citizens Financial Group, Inc.	29,500	1,019,225
First Republic Bank	16,227	1,522,255
Signature Bank*	1,914	284,018
SVB Financial Group*	1,400	260,526
Western Alliance Bancorp*	300	14,727

		3,287,987

Capital Markets (2.3%)
Affiliated Managers Group, Inc.	2,442	400,341
Ameriprise Financial, Inc.	2,238	290,224
BGC Partners, Inc., Class A	990	11,246
CBOE Holdings, Inc.	3,828	310,336
Charles Schwab Corp. (The)	113,291	4,623,406
CME Group, Inc.	17,039	2,024,233
Cohen & Steers, Inc.	528	21,104
Diamond Hill Investment Group, Inc.	132	25,681
Eaton Vance Corp.	6,607	297,051
FactSet Research Systems, Inc.	2,376	391,826
Federated Investors, Inc., Class B	5,000	131,700
GAMCO Investors, Inc., Class A	132	3,906
Intercontinental Exchange, Inc.	73,920	4,425,590
Invesco Ltd.	4,300	131,709
MarketAxess Holdings, Inc.	1,700	318,733
Moody’s Corp.	6,597	739,128
Morgan Stanley	59,862	2,564,488
Morningstar, Inc.	2,000	157,200
MSCI, Inc.	5,269	512,094
Pzena Investment Management, Inc., Class A	330	3,247
S&P Global, Inc.	28,019	3,663,204
SEI Investments Co.	7,193	362,815
State Street Corp.	18,721	1,490,379
T Rowe Price Group, Inc.	8,544	582,274
TD Ameritrade Holding Corp.	40,303	1,566,175
Westwood Holdings Group, Inc.	264	14,100

		25,062,190

Consumer Finance (0.1%)
Credit Acceptance Corp.(x)*	900	179,469
Discover Financial Services	6,200	424,018
LendingClub Corp.*	9,800	53,802

		657,289

Insurance (0.6%)
Aon plc	11,759	1,395,676
Arthur J Gallagher & Co.	7,378	417,152
Brown & Brown, Inc.	4,100	171,052
Lincoln National Corp.	3,500	229,075
Marsh & McLennan Cos., Inc.	24,001	1,773,434
Primerica, Inc.	2,000	164,400
Progressive Corp. (The)	36,640	1,435,555
RLI Corp.	1,200	72,024
XL Group Ltd.	4,600	183,356

		5,841,724

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	84,832	1,739,904
New York Community Bancorp, Inc.	74,245	1,037,203

		2,777,107

Total Financials		37,626,297

Health Care (19.9%)
Biotechnology (7.8%)
AbbVie, Inc.	71,713	4,672,819
Aduro Biotech, Inc.(x)*	1,272	13,674
Agios Pharmaceuticals, Inc.(x)*	12,071	704,946
Alexion Pharmaceuticals, Inc.*	32,529	3,943,816
Alkermes plc*	5,610	328,185
Alnylam Pharmaceuticals, Inc.(x)*	2,838	145,448
AMAG Pharmaceuticals, Inc.*	1,320	29,766
Amgen, Inc.	79,001	12,961,693
Aptevo Therapeutics, Inc.*	759	1,564
AquaBounty Technologies, Inc.*	91	1,008
Arena Pharmaceuticals, Inc.*	5,008	7,312
Biogen, Inc.*	50,765	13,880,165
BioMarin Pharmaceutical, Inc.*	7,238	635,352
Bioverativ, Inc.*	19,048	1,037,354
Bluebird Bio, Inc.(x)*	14,700	1,336,230
Celgene Corp.*	100,158	12,462,660
Clovis Oncology, Inc.(x)*	1,900	120,973
Emergent BioSolutions, Inc.*	1,518	44,083
Exelixis, Inc.*	100	2,167
Genomic Health, Inc.*	726	22,862
Gilead Sciences, Inc.	59,483	4,040,085
Halozyme Therapeutics, Inc.(x)*	5,610	72,706
ImmunoGen, Inc.(x)*	17,169	66,444
Immunomedics, Inc.(x)*	3,498	22,632
Incyte Corp.*	69,392	9,275,629
Insys Therapeutics, Inc.(x)*	4,000	42,040
Intercept Pharmaceuticals, Inc.(x)*	1,000	113,100
Intrexon Corp.(x)*	6,100	120,902
Ionis Pharmaceuticals, Inc.(x)*	37,882	1,522,856
Juno Therapeutics, Inc.(x)*	3,200	71,008
Kite Pharma, Inc.(x)*	33,000	2,590,170
Lexicon Pharmaceuticals, Inc.(x)*	179	2,567
Ligand Pharmaceuticals, Inc.(x)*	913	96,632
MannKind Corp.(x)*	3,060	4,529
Momenta Pharmaceuticals, Inc.*	2,970	39,650
Myriad Genetics, Inc.(x)*	3,700	71,040
Neurocrine Biosciences, Inc.*	3,946	170,862
Novavax, Inc.(x)*	19,802	25,347
Progenics Pharmaceuticals, Inc.(x)*	1,452	13,707
ProQR Therapeutics NV(x)*	3,653	18,265
Puma Biotechnology, Inc.(x)*	1,300	48,360
Radius Health, Inc.(x)*	2,600	100,490
Regeneron Pharmaceuticals, Inc.*	3,632	1,407,436
Sangamo Therapeutics, Inc.(x)*	1,980	10,296
Seattle Genetics, Inc.*	4,700	295,442
Spark Therapeutics, Inc.*	1,348	71,902
TESARO, Inc.(x)*	21,000	3,231,270
Ultragenyx Pharmaceutical, Inc.*	1,700	115,226
Vanda Pharmaceuticals, Inc.(x)*	1,725	24,150
Vertex Pharmaceuticals, Inc.*	59,556	6,512,449
ZIOPHARM Oncology, Inc.(x)*	859	5,446

		82,554,715

Health Care Equipment & Supplies (4.1%)
Abaxis, Inc.	1,782	86,427
Abbott Laboratories	63,460	2,818,259
ABIOMED, Inc.*	30,548	3,824,610
Accuray, Inc.(x)*	2,250	10,688

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Alere, Inc.*	3,500	$139,055
Align Technology, Inc.*	3,120	357,895
Atrion Corp.	66	30,901
Baxter International, Inc.	3,298	171,034
Becton Dickinson and Co.	9,728	1,784,504
Boston Scientific Corp.*	61,900	1,539,453
Cantel Medical Corp.	700	56,070
Cooper Cos., Inc. (The)	11,325	2,263,754
CR Bard, Inc.	3,295	818,939
Danaher Corp.	67,273	5,753,859
DexCom, Inc.*	4,000	338,920
Edwards Lifesciences Corp.*	10,422	980,398
Endologix, Inc.(x)*	3,894	28,193
Hill-Rom Holdings, Inc.	3,400	240,040
Hologic, Inc.*	11,440	486,772
IDEXX Laboratories, Inc.*	4,400	680,284
Insulet Corp.*	2,376	102,382
Integra LifeSciences Holdings Corp.*	4,000	168,520
Intuitive Surgical, Inc.*	5,929	4,544,400
Masimo Corp.*	1,800	167,868
Medtronic plc	30,469	2,454,583
Natus Medical, Inc.*	1,452	56,991
Neogen Corp.*	1,100	72,105
Nevro Corp.*	49,000	4,591,299
NuVasive, Inc.*	2,100	156,828
Quidel Corp.*	1,518	34,368
ResMed, Inc.	6,279	451,900
Spectranetics Corp. (The)*	1,716	49,979
STERIS plc	36,210	2,515,147
Stryker Corp.	28,268	3,721,482
Teleflex, Inc.	900	174,357
Varex Imaging Corp.*	2,194	73,718
Varian Medical Systems, Inc.*	5,486	499,939
West Pharmaceutical Services, Inc.	3,200	261,152
Wright Medical Group NV*	7,105	221,108
Zimmer Biomet Holdings, Inc.	4,500	549,495

		43,277,676

Health Care Providers & Services (4.0%)
Acadia Healthcare Co., Inc.(x)*	2,300	100,280
Aetna, Inc.	11,292	1,440,295
Air Methods Corp.*	1,782	76,626
AmerisourceBergen Corp.	8,181	724,019
Anthem, Inc.	7,886	1,304,187
Cardinal Health, Inc.	13,900	1,133,545
Centene Corp.*	20,620	1,469,381
Chemed Corp.	900	164,421
Cigna Corp.	14,463	2,118,684
CorVel Corp.*	924	40,194
DaVita, Inc.*	3,016	204,998
Diplomat Pharmacy, Inc.*	3,000	47,850
Envision Healthcare Corp.*	5,172	317,147
Express Scripts Holding Co.*	25,709	1,694,480
HCA Holdings, Inc.*	9,500	845,405
HealthSouth Corp.	4,092	175,179
Henry Schein, Inc.*	3,839	652,515
Humana, Inc.	15,734	3,243,406
Laboratory Corp. of America Holdings*	2,644	379,335
McKesson Corp.	9,243	1,370,367
MEDNAX, Inc.*	2,904	201,480
Patterson Cos., Inc.	3,300	149,259
Premier, Inc., Class A*	2,700	85,941
Select Medical Holdings Corp.*	7,500	100,125
Tenet Healthcare Corp.*	5,197	92,039
UnitedHealth Group, Inc.	142,789	23,418,823
Universal Health Services, Inc., Class B	1,200	149,340
VCA, Inc.*	3,600	329,400
WellCare Health Plans, Inc.*	2,100	294,441

		42,323,162

Health Care Technology (0.8%)
athenahealth, Inc.(x)*	1,606	180,980
Cerner Corp.*	14,811	871,627
Computer Programs & Systems, Inc.(x)	858	24,024
HMS Holdings Corp.*	3,960	80,507
Inovalon Holdings, Inc., Class A(x)*	4,500	56,700
Medidata Solutions, Inc.*	3,300	190,377
Omnicell, Inc.*	1,650	67,073
Quality Systems, Inc.*	2,508	38,222
Veeva Systems, Inc., Class A*	139,400	7,148,432

		8,657,942

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	3,900	206,193
Bio-Techne Corp.	1,700	172,805
Bruker Corp.	6,200	144,646
Charles River Laboratories International, Inc.*	2,200	197,890
Illumina, Inc.*	6,672	1,138,510
Luminex Corp.	3,300	60,621
Mettler-Toledo International, Inc.*	1,320	632,161
PAREXEL International Corp.*	2,508	158,280
PerkinElmer, Inc.	3,000	174,180
Quintiles IMS Holdings, Inc.*	5,355	431,238
Thermo Fisher Scientific, Inc.	8,200	1,259,520
VWR Corp.*	6,200	174,840
Waters Corp.*	4,290	670,570

		5,421,454

Pharmaceuticals (2.7%)
Akorn, Inc.*	5,500	132,440
Allergan plc	37,166	8,879,701
Bristol-Myers Squibb Co.	98,514	5,357,191
Catalent, Inc.*	5,400	152,928
Depomed, Inc.*	2,706	33,960
Eli Lilly & Co.	43,500	3,658,785
Impax Laboratories, Inc.(x)*	5,100	64,515
Innoviva, Inc.(x)*	3,432	47,465
Jazz Pharmaceuticals plc*	19,421	2,818,570
Johnson & Johnson	20,557	2,560,374
Mallinckrodt plc*	3,209	143,025
Medicines Co. (The)(x)*	2,772	135,551
Merck & Co., Inc.	21,900	1,391,526
Mylan NV*	5,654	220,449
Pacira Pharmaceuticals, Inc.*	2,200	100,320
Pfizer, Inc.	19,300	660,253
Prestige Brands Holdings, Inc.*	2,800	155,568
SciClone Pharmaceuticals, Inc.*	3,828	37,514
Sucampo Pharmaceuticals, Inc., Class A(x)*	462	5,082
Teva Pharmaceutical Industries Ltd. (ADR)	12,218	392,076
Valeant Pharmaceuticals International, Inc.*	19,922	219,740
Zoetis, Inc.	20,947	1,117,941

		28,284,974

Total Health Care		210,519,923

Industrials (8.5%)
Aerospace & Defense (2.2%)
Aerojet Rocketdyne Holdings, Inc.*	3,036	65,881
B/E Aerospace, Inc.	5,190	332,731
Boeing Co. (The)	48,353	8,551,711

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
BWX Technologies, Inc.	4,300	$204,680
Curtiss-Wright Corp.	1,800	164,268
General Dynamics Corp.	4,200	786,240
HEICO Corp.	793	69,150
HEICO Corp., Class A	1,700	127,500
Hexcel Corp.	4,620	252,021
Huntington Ingalls Industries, Inc.	2,244	449,339
L3 Technologies, Inc.	18,606	3,075,385
Lockheed Martin Corp.	11,430	3,058,668
Moog, Inc., Class A*	500	33,675
Northrop Grumman Corp.	7,600	1,807,584
Raytheon Co.	5,200	793,000
Rockwell Collins, Inc.	5,338	518,640
Spirit AeroSystems Holdings, Inc., Class A	2,700	156,384
TASER International, Inc.(x)*	3,366	76,711
Teledyne Technologies, Inc.*	860	108,756
Textron, Inc.	16,700	794,753
TransDigm Group, Inc.	2,291	504,387

		21,931,464

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	7,729	597,374
Expeditors International of Washington, Inc.	5,854	330,692
FedEx Corp.	11,500	2,244,225
Hub Group, Inc., Class A*	1,254	58,186
United Parcel Service, Inc., Class B	48,729	5,228,622

		8,459,099

Airlines (0.9%)
Alaska Air Group, Inc.	29,055	2,679,452
American Airlines Group, Inc.	34,800	1,472,040
Delta Air Lines, Inc.	27,600	1,268,496
JetBlue Airways Corp.*	7,200	148,392
Southwest Airlines Co.	30,400	1,634,304
United Continental Holdings, Inc.*	29,280	2,068,339

		9,271,023

Building Products (0.5%)
AAON, Inc.	2,449	86,572
Allegion plc	4,745	359,197
AO Smith Corp.	7,000	358,120
Fortune Brands Home & Security, Inc.	8,368	509,193
Johnson Controls International plc	75,915	3,197,539
Lennox International, Inc.	2,244	375,421
Masco Corp.	9,912	336,909

		5,222,951

Commercial Services & Supplies (0.5%)
Cintas Corp.	4,472	565,887
Clean Harbors, Inc.*	2,244	124,811
Copart, Inc.*	4,515	279,614
Deluxe Corp.	2,310	166,713
Healthcare Services Group, Inc.	4,048	174,428
Interface, Inc.	2,838	54,064
KAR Auction Services, Inc.	6,300	275,121
Knoll, Inc.	3,960	94,288
MSA Safety, Inc.	1,495	105,682
Multi-Color Corp.	128	9,088
Pitney Bowes, Inc.	6,300	82,593
Rollins, Inc.	4,700	174,511
Stericycle, Inc.*	4,818	399,364
US Ecology, Inc.	858	40,197
Waste Connections, Inc.	11,300	996,886
Waste Management, Inc.	16,800	1,225,056

		4,768,303

Construction & Engineering (0.2%)
Dycom Industries, Inc.*	1,700	158,015
EMCOR Group, Inc.	2,200	138,490
Fluor Corp.	39,712	2,089,645
Valmont Industries, Inc.	1,056	164,208

		2,550,358

Electrical Equipment (0.4%)
Acuity Brands, Inc.	1,716	350,064
AMETEK, Inc.	48,777	2,637,860
AZZ, Inc.	1,517	90,262
Emerson Electric Co.	4,794	286,969
Generac Holdings, Inc.*	2,700	100,656
Hubbell, Inc.	1,600	192,080
Rockwell Automation, Inc.	4,734	737,131

		4,395,022

Industrial Conglomerates (1.3%)
3M Co.	26,090	4,991,799
Carlisle Cos., Inc.	1,600	170,256
General Electric Co.	138,160	4,117,168
Honeywell International, Inc.	33,026	4,123,957
Raven Industries, Inc.	1,716	49,850
Roper Technologies, Inc.	2,233	461,092

		13,914,122

Machinery (0.8%)
Deere & Co.	3,937	428,582
Donaldson Co., Inc.	5,111	232,653
Flowserve Corp.	3,400	164,628
Fortive Corp.	14,821	892,521
Gorman-Rupp Co. (The)	837	26,282
Graco, Inc.	3,042	286,374
Hillenbrand, Inc.	149	5,342
IDEX Corp.	3,696	345,613
Illinois Tool Works, Inc.	13,504	1,788,875
Ingersoll-Rand plc	5,900	479,788
Middleby Corp. (The)*	2,574	351,222
Navistar International Corp.*	4,800	118,176
Nordson Corp.	3,247	398,861
Omega Flex, Inc.	98	4,683
PACCAR, Inc.	2,700	181,440
Pentair plc	12,916	810,866
Snap-on, Inc.	1,800	303,606
Tennant Co.	1,518	110,283
Toro Co. (The)	5,544	346,278
WABCO Holdings, Inc.*	3,036	356,487
Wabtec Corp.(x)	4,488	350,064
Woodward, Inc.	2,368	160,835
Xylem, Inc.	4,300	215,946

		8,359,405

Professional Services (0.4%)
Advisory Board Co. (The)*	1,716	80,309
CEB, Inc.	2,100	165,060
Dun & Bradstreet Corp. (The)	1,200	129,528
Equifax, Inc.	5,516	754,258
Exponent, Inc.	1,176	70,031
Huron Consulting Group, Inc.*	434	18,271
Insperity, Inc.	16	1,418
Nielsen Holdings plc	50,328	2,079,049
Robert Half International, Inc.	5,619	274,376
TransUnion*	4,600	176,410
Verisk Analytics, Inc.*	8,168	662,752
WageWorks, Inc.*	2,500	180,750

		4,592,212

Road & Rail (0.3%)
Avis Budget Group, Inc.*	4,374	129,383
Hertz Global Holdings, Inc.(x)*	3,680	64,547
JB Hunt Transport Services, Inc.	5,097	467,599
Landstar System, Inc.	2,300	196,995
Old Dominion Freight Line, Inc.	1,900	162,583
Union Pacific Corp.	23,004	2,436,584

		3,457,691

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.2%)
Fastenal Co.	15,052	$775,178
HD Supply Holdings, Inc.*	7,900	324,888
Herc Holdings, Inc.*	1,226	59,939
Kaman Corp.	185	8,904
NOW, Inc.*	7,418	125,809
United Rentals, Inc.*	4,356	544,718
Watsco, Inc.	1,200	171,816
WW Grainger, Inc.	2,407	560,253

		2,571,505

Total Industrials		89,493,155

Information Technology (34.1%)
Communications Equipment (1.4%)
Applied Optoelectronics, Inc.*	73,900	4,149,485
Arista Networks, Inc.(x)*	61,200	8,094,923
ARRIS International plc*	28,252	747,265
CommScope Holding Co., Inc.*	5,200	216,892
F5 Networks, Inc.*	3,088	440,256
Infinera Corp.(x)*	6,798	69,544
InterDigital, Inc.	2,046	176,570
Motorola Solutions, Inc.	2,000	172,440
Palo Alto Networks, Inc.*	3,900	439,452
ShoreTel, Inc.*	1,980	12,177
ViaSat, Inc.*	1,558	99,432

		14,618,436

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	14,994	1,067,123
Badger Meter, Inc.(x)	2,376	87,318
Belden, Inc.	2,200	152,218
CDW Corp.	6,100	352,031
Cognex Corp.	3,802	319,178
Coherent, Inc.*	1,100	226,204
Dolby Laboratories, Inc., Class A	14,546	762,356
Fitbit, Inc., Class A(x)*	13,967	82,685
Littelfuse, Inc.	1,100	175,901
MTS Systems Corp.	330	18,167
National Instruments Corp.	4,290	139,682
TE Connectivity Ltd.	47,601	3,548,654
Trimble, Inc.*	9,100	291,291
Universal Display Corp.	1,518	130,700
VeriFone Systems, Inc.*	5,500	103,015
Zebra Technologies Corp., Class A*	2,500	228,125

		7,684,648

Internet Software & Services (7.7%)
Akamai Technologies, Inc.*	7,012	418,616
Alibaba Group Holding Ltd. (ADR)*	19,800	2,135,034
Alphabet, Inc., Class A*	23,893	20,256,485
Alphabet, Inc., Class C*	20,775	17,234,109
Cimpress NV(x)*	1,600	137,904
CommerceHub, Inc.*	1,494	23,177
Cornerstone OnDemand, Inc.*	2,640	102,670
CoStar Group, Inc.*	1,642	340,255
eBay, Inc.*	46,515	1,561,509
Facebook, Inc., Class A*	228,562	32,467,232
IAC/InterActiveCorp*	2,500	184,300
j2 Global, Inc.	2,200	184,602
LivePerson, Inc.*	630	4,316
LogMeIn, Inc.	8,755	853,613
Match Group, Inc.(x)*	10,900	177,997
NIC, Inc.	992	20,038
Nutanix, Inc., Class A(x)*	524	9,835
Pandora Media, Inc.(x)*	7,787	91,964
Stamps.com, Inc.(x)*	726	85,922
Tencent Holdings Ltd. (ADR)	51,400	1,483,404
Twitter, Inc.(x)*	181,754	2,717,222
VeriSign, Inc.(x)*	4,732	412,205
XO Group, Inc.*	1,518	26,125
Zillow Group, Inc., Class C(x)*	4,400	148,148

		81,076,682

IT Services (5.6%)
Accenture plc, Class A	27,144	3,254,023
Alliance Data Systems Corp.	2,765	688,485
Automatic Data Processing, Inc.	20,987	2,148,859
Black Knight Financial Services, Inc., Class A*	3,700	141,710
Booz Allen Hamilton Holding Corp.	5,200	184,028
Broadridge Financial Solutions, Inc.	5,559	377,734
Cardtronics plc, Class A*	660	30,855
Cass Information Systems, Inc.	399	26,374
Cognizant Technology Solutions Corp., Class A*	55,584	3,308,360
Convergys Corp.	5,100	107,865
CSRA, Inc.	7,500	219,675
DST Systems, Inc.	1,300	159,250
EPAM Systems, Inc.*	2,300	173,696
Euronet Worldwide, Inc.*	2,400	205,248
ExlService Holdings, Inc.*	792	37,509
Fidelity National Information Services, Inc.	8,506	677,248
First Data Corp., Class A*	11,000	170,500
Fiserv, Inc.*	9,600	1,106,976
FleetCor Technologies, Inc.*	4,106	621,772
Forrester Research, Inc.	858	34,106
Gartner, Inc.*	4,732	511,009
Genpact Ltd.	6,534	161,782
Global Payments, Inc.	7,311	589,851
Hackett Group, Inc. (The)	2,178	42,449
International Business Machines Corp.	26,749	4,658,071
Jack Henry & Associates, Inc.	3,828	356,387
Mastercard, Inc., Class A	61,560	6,923,652
MAXIMUS, Inc.	3,000	186,600
NeuStar, Inc., Class A*	2,904	96,268
Paychex, Inc.	13,973	823,010
PayPal Holdings, Inc.*	156,065	6,713,916
Sabre Corp.	9,500	201,305
Science Applications International Corp.	1,800	133,920
Square, Inc., Class A*	287,700	4,971,456
Syntel, Inc.	2,496	42,008
Teradata Corp.*	5,900	183,608
Total System Services, Inc.	6,402	342,251
Vantiv, Inc., Class A*	6,500	416,780
Visa, Inc., Class A	192,946	17,147,110
Western Union Co. (The)	23,287	473,890
WEX, Inc.*	1,782	184,437

		58,834,033

Semiconductors & Semiconductor Equipment (4.8%)
Advanced Micro Devices, Inc.*	15,700	228,435
Analog Devices, Inc.	1,191	97,602
Applied Materials, Inc.	82,160	3,196,024
ASML Holding NV (N.Y. Shares)	8,300	1,102,240
Broadcom Ltd.	61,156	13,390,717
Cabot Microelectronics Corp.	140	10,725
Cavium, Inc.*	2,400	171,984
Cirrus Logic, Inc.*	3,800	230,622
Cree, Inc.*	70,740	1,890,880
Inphi Corp.*	178,600	8,719,252
Integrated Device Technology, Inc.*	7,100	168,057
Intel Corp.	63,138	2,277,388
KLA-Tencor Corp.	7,500	713,025
Lam Research Corp.	5,300	680,308
Maxim Integrated Products, Inc.	12,960	582,682

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Microchip Technology, Inc.	10,248	$756,097
Microsemi Corp.*	4,900	252,497
NVE Corp.	164	13,578
NVIDIA Corp.	81,300	8,856,009
NXP Semiconductors NV*	15,135	1,566,473
Power Integrations, Inc.	1,848	121,506
Qorvo, Inc.*	2,650	181,684
QUALCOMM, Inc.	14,023	804,079
Rambus, Inc.*	5,940	78,052
Semtech Corp.*	3,234	109,309
Silicon Laboratories, Inc.*	600	44,130
Skyworks Solutions, Inc.	7,795	763,754
Synaptics, Inc.*	1,800	89,118
Texas Instruments, Inc.	43,781	3,526,997
Versum Materials, Inc.*	4,100	125,460
Xilinx, Inc.	3,577	207,073

		50,955,757

Software (9.1%)
8x8, Inc.*	6,300	96,075
ACI Worldwide, Inc.*	2,300	49,197
Activision Blizzard, Inc.	25,700	1,281,402
Adobe Systems, Inc.*	82,970	10,796,886
American Software, Inc., Class A	192	1,974
ANSYS, Inc.*	1,800	192,366
Aspen Technology, Inc.*	3,800	223,896
Autodesk, Inc.*	39,708	3,433,551
Blackbaud, Inc.	1,300	99,671
Cadence Design Systems, Inc.*	12,605	395,797
CDK Global, Inc.	8,095	526,256
Citrix Systems, Inc.*	44,552	3,715,191
Electronic Arts, Inc.*	21,495	1,924,232
Ellie Mae, Inc.*	1,700	170,459
Fair Isaac Corp.	1,400	180,530
FireEye, Inc.(x)*	6,400	80,704
Fortinet, Inc.*	5,610	215,144
Guidewire Software, Inc.*	2,838	159,865
Intuit, Inc.	23,273	2,699,435
Manhattan Associates, Inc.*	3,500	182,175
Microsoft Corp.#	464,179	30,570,828
Nuance Communications, Inc.*	52,892	915,561
Oracle Corp.	13,284	592,599
Paycom Software, Inc.(x)*	80,000	4,600,800
Pegasystems, Inc.	2,508	109,976
Proofpoint, Inc.(x)*	82,200	6,112,392
Red Hat, Inc.*	30,409	2,630,379
salesforce.com, Inc.*	99,057	8,171,212
ServiceNow, Inc.*	130,867	11,446,936
Snap, Inc., Class A*	24,676	555,950
Splunk, Inc.*	25,934	1,615,429
SS&C Technologies Holdings, Inc.	7,128	252,331
Symantec Corp.	7,200	220,896
Synchronoss Technologies, Inc.*	1,122	27,377
Tableau Software, Inc., Class A*	1,800	89,190
Take-Two Interactive Software, Inc.*	4,000	237,080
Tyler Technologies, Inc.*	2,046	316,230
Ultimate Software Group, Inc. (The)(x)*	1,254	244,793
VASCO Data Security International, Inc.*	1,452	19,602
VMware, Inc., Class A(x)*	1,700	156,638
Workday, Inc., Class A*	6,248	520,333
Zendesk, Inc.*	5,500	154,220
Zix Corp.*	6,336	30,476

		96,016,034

Technology Hardware, Storage & Peripherals (4.8%)
3D Systems Corp.(x)*	4,422	66,153
Apple, Inc.	302,896	43,514,039
Diebold Nixdorf, Inc.	4,000	122,800
Electronics For Imaging, Inc.*	3,500	170,905
NCR Corp.*	5,700	260,376
Seagate Technology plc	103,616	4,759,083
Western Digital Corp.	28,711	2,369,519

		51,262,875

Total Information Technology		360,448,465

Materials (2.6%)
Chemicals (2.0%)
AdvanSix, Inc.*	1,373	37,510
Air Products & Chemicals, Inc.	8,200	1,109,378
Axalta Coating Systems Ltd.*	7,500	241,500
Balchem Corp.	85	7,006
Celanese Corp.	27,633	2,482,825
Chemours Co. (The)	6,598	254,023
Chemtura Corp.*	6,200	207,080
Dow Chemical Co. (The)	40,670	2,584,172
Ecolab, Inc.	11,840	1,484,026
EI du Pont de Nemours & Co.	38,091	3,059,850
FMC Corp.	6,621	460,755
HB Fuller Co.	400	20,624
International Flavors & Fragrances, Inc.	4,224	559,807
LyondellBasell Industries NV, Class A	7,051	642,981
Monsanto Co.	13,017	1,473,524
NewMarket Corp.	462	209,392
OMNOVA Solutions, Inc.*	2,530	25,047
PolyOne Corp.	4,686	159,746
PPG Industries, Inc.	12,884	1,353,851
Praxair, Inc.	11,193	1,327,490
RPM International, Inc.	5,478	301,454
Scotts Miracle-Gro Co. (The), Class A	1,900	177,441
Sherwin-Williams Co. (The)	3,706	1,149,564
Valspar Corp. (The)	4,290	475,933
Valvoline, Inc.(x)	193	4,738

		19,809,717

Construction Materials (0.1%)
Eagle Materials, Inc.	2,161	209,920
Martin Marietta Materials, Inc.	2,606	568,760
Vulcan Materials Co.	5,700	686,735

		1,465,415

Containers & Packaging (0.2%)
Avery Dennison Corp.	3,900	314,340
Ball Corp.	7,919	588,064
Berry Plastics Group, Inc.*	5,500	267,135
Crown Holdings, Inc.*	6,200	328,290
Graphic Packaging Holding Co.	15,179	195,354
Packaging Corp. of America	4,356	399,097
Sealed Air Corp.	8,645	376,749
Silgan Holdings, Inc.	1,008	59,835

		2,528,864

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.*	143,853	1,921,876
Nucor Corp.	20,086	1,199,536
Southern Copper Corp.(x)	5,612	201,415
Steel Dynamics, Inc.	6,000	208,560
Worthington Industries, Inc.	700	31,563

		3,562,950

Total Materials		27,366,946

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexander’s, Inc. (REIT)	66	28,503

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Alexandria Real Estate Equities, Inc. (REIT)	1,500	$165,780
American Tower Corp. (REIT)	18,867	2,293,094
Boston Properties, Inc. (REIT)	1,188	157,303
CareTrust REIT, Inc. (REIT)	1,598	26,878
Crown Castle International Corp. (REIT)	21,932	2,071,477
CubeSmart (REIT)	6,000	155,760
CyrusOne, Inc. (REIT)	2,900	149,263
Digital Realty Trust, Inc. (REIT)	4,700	500,033
DuPont Fabros Technology, Inc. (REIT)	3,396	168,408
Education Realty Trust, Inc. (REIT)	3,400	138,890
Equinix, Inc. (REIT)	3,107	1,243,950
Equity LifeStyle Properties, Inc. (REIT)	3,808	293,444
Essex Property Trust, Inc. (REIT)	1,200	277,836
Extra Space Storage, Inc. (REIT)	5,700	424,023
Federal Realty Investment Trust (REIT)	3,180	424,530
First Industrial Realty Trust, Inc. (REIT)	5,600	149,128
Gaming and Leisure Properties, Inc. (REIT)	8,557	285,975
Gramercy Property Trust (REIT)	5,600	147,280
Healthcare Trust of America, Inc. (REIT), Class A	4,800	151,008
Iron Mountain, Inc. (REIT)	11,922	425,258
Lamar Advertising Co. (REIT), Class A	3,498	261,441
Life Storage, Inc. (REIT)	1,400	114,968
National Health Investors, Inc. (REIT)	1,900	137,997
Omega Healthcare Investors, Inc. (REIT)	4,884	161,123
Outfront Media, Inc. (REIT)	6,400	169,920
Park Hotels & Resorts, Inc. (REIT)	5,236	134,408
PS Business Parks, Inc. (REIT)	1,364	156,533
Public Storage (REIT)	6,819	1,492,747
Regency Centers Corp. (REIT)	1,900	126,141
Saul Centers, Inc. (REIT)	330	20,335
SBA Communications Corp. (REIT)*	2,966	357,017
Senior Housing Properties Trust (REIT)	7,600	153,900
Simon Property Group, Inc. (REIT)	12,862	2,212,650
Tanger Factory Outlet Centers, Inc. (REIT)	4,400	144,188
Taubman Centers, Inc. (REIT)	2,886	190,534
Universal Health Realty Income Trust (REIT)	594	38,313
Urban Edge Properties (REIT)	792	20,830
Ventas, Inc. (REIT)	4,900	318,696

		15,889,562

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	15,569	541,646

Total Real Estate		16,431,208

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	19,699	818,493
Cogent Communications Holdings, Inc.	3,800	163,590
Consolidated Communications Holdings, Inc.(x)	2,400	56,208
Verizon Communications, Inc.	90,413	4,407,634
Zayo Group Holdings, Inc.*	5,800	190,820

		5,636,745

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	29,600	1,911,864

Total Telecommunication Services		7,548,609

Utilities (0.0%)
Gas Utilities (0.0%)
Southwest Gas Holdings, Inc.	1,800	149,238

Multi-Utilities (0.0%)
Dominion Resources, Inc.	2,300	178,411

Total Utilities		327,649

Total Common Stocks (98.6%) (Cost $607,233,439)		1,042,439,566

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)*†	6,270	5,220

Health Care Equipment & Supplies (0.0%)
Wright Medical Group NV, expiring 3/1/19*	22,047	33,511

Life Sciences Tools & Services (0.0%)
Furiex Pharmaceuticals LLC*†	594	—

Total Rights (0.0%) (Cost $—)		38,731

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares	16,080,737	16,085,562

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.8%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,000,066, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $1,020,001.(xx)	$1,000,000	1,000,000

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $2,700,198, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $2,754,000.(xx)	$2,700,000	$2,700,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $1,500,119, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $1,530,003.(xx)	1,500,000	1,500,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $6,000,650, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $6,587,919.(xx)	6,000,000	6,000,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $565,703, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $576,979.(xx)	565,666	565,666
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $400,036, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $408,246.(xx)	400,000	400,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $1,600,111, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,632,986.(xx)	1,600,000	1,600,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $1,000,108, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $1,020,165.(xx)	1,000,000	1,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $2,000,142, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $2,040,145.(xx)	2,000,000	2,000,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $4,500,735, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $4,590,624.(xx)	4,500,000	4,500,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $2,500,204, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $2,550,208.(xx)	2,500,000	2,500,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $2,000,132, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $2,040,000.(xx)	2,000,000	2,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $4,000,630, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.375%, maturing 4/15/17-2/15/45; total market value $4,080,000.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		29,765,666

Total Short-Term Investments (4.3%) (Cost $45,851,581)		45,851,228

Total Investments (102.9%) (Cost $653,085,020)		1,088,329,525
Other Assets Less Liabilities (-2.9%)		(30,917,888)

Net Assets (100%)		$1,057,411,637

*	Non-income producing.

†	Securities (totaling $5,220 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,712,360.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $29,475,721. This was secured by cash collateral of $29,765,666 which was subsequently invested in joint repurchase agreements with a total value of $29,765,666, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreement, and $322,923 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/6/17-11/15/46.

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Glossary:

ADR — American Depositary Receipt

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	17	June-17	$1,826,164	$1,849,090	$22,926
S&P 500 E-Mini Index	21	June-17	2,474,153	2,477,160	3,007
S&P MidCap 400 E-Mini Index	6	June-17	1,025,640	1,030,920	5,280

					$31,213

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$220,393,747	$—	$—	$220,393,747
Consumer Staples	52,791,345	—	—	52,791,345
Energy	19,492,222	—	—	19,492,222
Financials	37,626,297	—	—	37,626,297
Health Care	210,519,923	—	—	210,519,923
Industrials	89,493,155	—	—	89,493,155
Information Technology	360,448,465	—	—	360,448,465
Materials	27,366,946	—	—	27,366,946
Real Estate	16,431,208	—	—	16,431,208
Telecommunication Services	7,548,609	—	—	7,548,609
Utilities	327,649	—	—	327,649
Futures	31,213	—	—	31,213
Rights
Health Care	33,511	—	5,220	38,731
Short-Term Investments
Investment Companies	16,085,562	—	—	16,085,562
Repurchase Agreements	—	29,765,666	—	29,765,666

Total Assets	$1,058,589,852	$29,765,666	$5,220	$1,088,360,738

Total Liabilities	$—	$—	$—	$—

Total	$1,058,589,852	$29,765,666	$5,220	$1,088,360,738

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$443,783,547
Aggregate gross unrealized depreciation	(13,652,816)

Net unrealized appreciation	$430,130,731

Federal income tax cost of investments	$658,198,794

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.5%)
Air Canada Pass-Through Trust,
Series 2013-1A A
4.125%, 5/15/25§		$334,198	$344,625
Ally Master Owner Trust,
Series 2017-1 A
1.177%, 2/15/21(l)		500,000	501,034
American Airlines Pass-Through Trust,
Series 2015-1 A
3.375%, 5/1/27		167,261	163,497
AmeriCredit Automobile Receivables,
Series 2016-1 A2A
1.520%, 6/10/19		202,093	202,191
AmeriCredit Automobile Receivables Trust,
Series 2017-1 A1
0.920%, 2/20/18		381,646	381,603
Series 2017-1 A2A
1.510%, 5/18/20		500,000	499,435
Apidos CLO XIV,
Series 2013-14A A
2.173%, 4/15/25(l)§		500,000	499,385
Apidos CLO XVI,
Series 2013-16A A1
2.475%, 1/19/25(l)§		250,000	250,858
Series 2013-16A B
3.825%, 1/19/25(l)§		250,000	250,245
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2016-FL1A A
2.612%, 9/15/26(l)§		100,000	100,573
Ares Enhanced Loan Investment Strategy IR Ltd.,
Series 2013-IRAR A1BR
2.443%, 7/23/25(l)§		700,000	700,051
Ares XXX CLO Ltd.,
Series 2014-30A A2
1.880%, 4/20/23(l)§		108,842	108,618
Atlas Senior Loan Fund II Ltd.,
Series 2012-2A AR
2.269%, 1/30/24(l)§		661,575	661,575
B2R Mortgage Trust,
Series 2015-1 A1
2.524%, 5/15/48§		86,457	85,286
Series 2015-2 A
3.336%, 11/15/48§		96,538	96,147
Series 2016-1 A
2.567%, 6/15/49§		591,796	575,375
Babson CLO Ltd.,
Series 2014-3A AR
2.299%, 1/15/26(l)§		500,000	500,998
Series 2014-3A D1
4.523%, 1/15/26(l)§		500,000	500,106
Babson CLO Ltd. 2014-II,
Series 2014-IIA AR
2.308%, 10/17/26(b)(l)§		400,000	400,000
Betony CLO Ltd.,
Series 2015-1A D
4.623%, 4/15/27(l)§		500,000	498,276
BlueMountain CLO Ltd.,
Series 2013-1A A1R
2.430%, 1/20/29(l)§		250,000	250,887
Series 2015-2A D
4.574%, 7/18/27(l)§		250,000	251,120
Bridgeport CLO II Ltd.,
Series 2007-2A A1
1.382%, 6/18/21(l)§		105,735	105,474
Brookside Mill CLO Ltd.,
Series 2013-1A A1
2.173%, 4/17/25(l)§		500,000	500,001
Cadogan Square CLO IV BV,
Series 4A A
0.000%, 7/24/23(b)(l)§	EUR	137,280	146,212
Canyon Capital CLO Ltd.,
Series 2006-1A D
2.731%, 12/15/20(l)§		$500,000	498,485
Series 2014-1A C
4.289%, 4/30/25(l)§		250,000	244,604
Capital One Multi-Asset Execution Trust,
Series 2016-A1 A1
1.362%, 2/15/22(l)		500,000	502,893
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-3A A1AR
2.187%, 7/27/26(b)(l)§		500,000	500,154
Series 2014-5A A1R
2.608%, 10/16/25(b)(l)§		400,000	399,800
Cent CLO Ltd.,
Series 2013-19A A1A
2.369%, 10/29/25(l)§		250,000	250,439
Chapel BV,
Series 2007 A2
0.033%, 7/17/66(l)(m)	EUR	387,900	409,418
Chase Issuance Trust,
Series 2017-A1 A
1.212%, 1/18/22(l)		$500,000	501,247
CIFC Funding 2013-III Ltd.,
Series 2013-3A A1AR
2.063%, 10/24/25(b)(l)§		400,000	399,967
CIFC Funding 2014-V Ltd.,
Series 2014-5A A2R
2.423%, 1/17/27(l)§		600,000	600,182
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1
1.272%, 10/25/36(l)		5,000,000	4,791,837
Colony American Homes,
Series 2015-1A A
2.143%, 7/17/32(l)§		99,128	99,193
Continental Airlines Pass-Through Trust,
Series 2010-1 B
6.000%, 1/12/19		311,678	318,098
Cork Street CLO Designated Activity Co.,
Series 1A A1BE
1.350%, 11/27/28(l)§	EUR	500,000	534,091
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R
2.300%, 1/16/26(b)(l)§		$400,000	400,716
DB Master Finance LLC,
Series 2015-1A A2I
3.262%, 2/20/45§		1,960,000	1,970,695
Series 2015-1A A2II
3.980%, 2/20/45§		1,960,000	1,990,375
Dell Equipment Finance Trust,
Series 2015-2 A2B
1.877%, 12/22/17(l)§		76,630	76,674

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Dorchester Park CLO Ltd.,
Series 2015-1A C
4.230%, 1/20/27(l)§		$250,000	$250,080
Series 2015-1A D
4.580%, 1/20/27(l)§		250,000	250,013
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A
5.250%, 5/30/23§		1,163,803	1,206,282
Dryden 30 Senior Loan Fund,
Series 2013-30A A
2.289%, 11/15/25(l)§		500,000	500,022
Dryden 34 Senior Loan Fund,
Series 2014-34A AR
2.182%, 10/15/26(b)(l)§		500,000	501,811
Series 2014-34A DR
4.422%, 10/15/26(b)(l)§		500,000	493,055
Earnest Student Loan Program LLC,
Series 2016-C A2
2.680%, 7/25/35§		1,004,280	972,469
EFS Volunteer LLC,
Series 2010-1 A1
1.888%, 10/26/26(l)§		21,030	21,049
Flagship Credit Auto Trust,
Series 2016-3 B
2.430%, 6/15/21§		1,000,000	994,334
Series 2017-1 A
1.930%, 12/15/21§		570,166	569,163
Flagship VII Ltd.,
Series 2013-7A A1R
2.276%, 1/20/26(b)(l)§		400,000	399,800
Ford Credit Auto Lease Trust,
Series 2017-A A2A
1.560%, 11/15/19		200,000	199,972
Series 2017-A A2B
1.116%, 11/15/19(l)		500,000	499,983
Ford Credit Floorplan Master Owner Trust,
Series 2012-5 C
2.140%, 9/15/19		218,000	218,416
Golden Credit Card Trust,
Series 2017-1A A
1.171%, 2/15/21(b)(l)§		500,000	499,999
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR
2.409%, 10/29/26(l)§		1,000,000	1,000,079
GSAA Home Equity Trust,
Series 2006-5 2A1
1.052%, 3/25/36(l)		18,850	10,800
Series 2007-10 A2A
6.500%, 11/25/37		3,098,440	2,240,407
Series 2007-8 A2
1.332%, 8/25/37(l)		756,659	696,946
Harbourmaster Pro-Rata CLO 3 BV,
Series PR3A A2
0.031%, 9/20/23(l)§	EUR	500,000	529,625
Hildene CLO II Ltd.,
Series 2014-2A AR
2.338%, 7/19/26(b)(l)§		$500,000	500,000
Hildene CLO III Ltd.,
Series 2014-3A AR
2.356%, 10/20/26(b)(l)§		500,000	499,750
Invitation Homes Trust,
Series 2014-SFR2 C
3.143%, 9/17/31(l)§		100,000	100,073
Series 2015-SFR3 A
2.243%, 8/17/32(l)§		98,071	98,585
Jamestown CLO VI Ltd.,
Series 2015-6A A1A
2.657%, 2/20/27(l)§		500,000	500,105
JMP Credit Advisors CLO III Ltd.,
Series 2014-1A AR
2.263%, 10/17/25(b)(l)§		500,000	500,752
KKR Financial CLO Ltd.,
Series 2013-2A A1AR
2.491%, 1/23/26(l)§		500,000	500,026
KVK CLO Ltd.,
Series 2013-2A AR
2.281%, 1/15/26(b)(l)§		600,000	600,899
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§		2,968,750	2,960,165
Latam Airlines Pass-Through Trust,
Series 2015-1 B
4.500%, 11/15/23		448,191	436,987
Lockwood Grove CLO Ltd.,
Series 2014-1A A1R
2.508%, 4/25/25(l)§		500,000	500,008
Madison Park Funding IV Ltd.,
Series 2007-4A A1A
1.376%, 3/22/21(l)§		158,017	157,335
Series 2007-4A A2
1.386%, 3/22/21(l)§		176,414	175,270
Madison Park Funding XIII Ltd.,
Series 2014-13A AR
1.988%, 1/19/25(b)(l)§		600,000	600,029
Mountain View CLO Ltd.,
Series 2014-1A AR
2.304%, 10/15/26(b)(l)§		500,000	500,016
MP CLO V Ltd.,
Series 2014-1A AR
2.215%, 7/18/26(b)(l)§		500,000	499,939
Navient Private Education Loan Trust,
Series 2014-CTA B
2.662%, 10/17/44(l)§		100,000	94,777
Nomura Home Equity Loan Inc Home Equity Loan Trust,
Series 2007-1 2A1A
1.142%, 2/25/37(l)		3,786,242	3,079,973
Octagon Investment Partners 27 Ltd.,
Series 2016-1A C
4.023%, 7/15/27(l)§		250,000	251,761
OneMain Financial Issuance Trust,
Series 2014-1A B
3.240%, 6/18/24§		100,000	100,258
Series 2015-1A A
3.190%, 3/18/26§		155,000	156,651
Series 2015-1A B
3.850%, 3/18/26§		500,000	502,533
Series 2016-2A A
4.100%, 3/20/28§		100,000	102,436
OZLM Funding V Ltd.,
Series 2013-5A A1R
2.673%, 1/17/26(b)(l)§		500,000	500,105

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
OZLM XI Ltd.,
Series 2015-11A A1A
2.589%, 1/30/27(l)§		$250,000	$250,045
Palmer Square CLO Ltd.,
Series 2013-2A A1A
2.423%, 10/17/25(l)§		500,000	500,031
Series 2013-2A A1AR
2.378%, 10/17/27(b)(l)§		400,000	401,449
Penarth Master Issuer plc,
Series 2015-2A A1
1.378%, 5/18/19(l)§		900,000	900,121
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
1.938%, 7/25/29(l)		412,557	413,493
Progress Residential Trust,
Series 2015-SFR2 A
2.740%, 6/12/32§		98,940	98,314
Series 2016-SFR1 A
2.443%, 9/17/33(l)§		199,283	201,226
RAMP Trust,
Series 2005-RS9 AI4
1.302%, 11/25/35(l)		1,768,645	1,525,871
RASC Trust,
Series 2007-KS3 AI3
1.232%, 4/25/37(l)		3,492,696	3,367,211
Regatta V Funding Ltd.,
Series 2014-1A A1AR
2.316%, 10/25/26(b)(l)§		500,000	502,250
Santander Drive Auto Receivables Trust,
Series 2017-1 A2
1.490%, 2/18/20		500,000	499,841
Saranac CLO I Ltd.,
Series 2013-1A A1A
2.512%, 10/26/24(l)§		500,000	500,099
SBA Small Business Investment Cos.,
Series 2008-P10B 1
5.944%, 8/10/18		197,614	204,759
Scholar Funding Trust,
Series 2013-A A
1.633%, 1/30/45(l)§		194,255	188,693
SLM Private Credit Student Loan Trust,
Series 2003-B A2
1.531%, 3/15/22(l)		36,822	36,491
Series 2005-A A3
1.331%, 6/15/23(l)		102,274	101,299
Series 2006-B A5
1.401%, 12/15/39(l)		120,000	113,767
Series 2006-C A4
1.301%, 3/15/23(l)		13,339	13,296
SLM Private Education Loan Trust,
Series 2011-C A2A
4.162%, 10/17/44(l)§		142,825	148,986
Series 2012-E A2B
2.662%, 6/15/45(l)§		292,354	296,500
Series 2013-A A1
1.512%, 8/15/22(l)§		42,409	42,406
Series 2013-B A2A
1.850%, 6/17/30§		500,000	496,380
Series 2013-C A2B
2.312%, 10/15/31(l)§		191,234	193,598
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§		100,000	98,742
SoFi Professional Loan Program LLC,
Series 2016-D A1
1.932%, 1/25/39(l)§		527,356	531,610
Sprint Spectrum Co. LLC,
3.360%, 9/20/21§		308,000	306,860
Staniford Street CLO Ltd.,
Series 2014-1A AR
2.311%, 6/15/25(b)(l)§		500,000	499,997
Structured Asset Receivables Trust,
Series 2003-2A CTFS
0.705%, 1/21/11(l)§†		976	—
SWAY Residential Trust,
Series 2014-1 A
2.243%, 1/17/32(l)§		130,890	130,892
Symphony CLO XI Ltd.,
Series 2013-11A C
4.173%, 1/17/25(l)§		500,000	500,115
TCI-Flatiron CLO Ltd.,
Series 2016-1A B
3.223%, 7/17/28(l)§		250,000	253,297
Series 2016-1A C
4.073%, 7/17/28(l)§		250,000	253,002
THL Credit Wind River CLO Ltd.,
Series 2014-2A A2
2.473%, 7/15/26(l)§		700,000	702,065
Tralee CLO III Ltd.,
Series 2014-3A A1R
2.480%, 7/20/26(l)§		700,000	700,028
Tricon American Homes Trust,
Series 2015-SFR1 A
2.193%, 5/17/32(l)§		92,701	92,563
Turkish Airlines Pass-Through Trust,
Series 2015-1 A
4.200%, 3/15/27§		783,951	737,385
Union Pacific Railroad Co. Pass-Through Trust,
Series 14-1
3.227%, 5/14/26		81,015	80,259
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24		25,119	26,575
Series 2004-20C 1
4.340%, 3/1/24		240,889	253,322
Series 2005-20B 1
4.625%, 2/1/25		22,933	24,094
Series 2008-20G 1
5.870%, 7/1/28		340,126	376,118
Venture XVIII CLO Ltd.,
Series 2014-18A A
2.473%, 10/15/26(l)§		1,000,000	1,000,336
Vibrant CLO Ltd.,
Series 2012-1A A1AR
2.363%, 7/17/24(l)§		379,340	379,364
Westlake Automobile Receivables Trust,
Series 2017-1A A2
1.780%, 4/15/20(b)§		400,000	400,316
Wood Street CLO IV BV,
Series IV-A C
0.358%, 9/25/22(l)§	EUR	300,000	319,320

Total Asset-Backed Securities			67,697,564

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Collateralized Mortgage Obligations (14.0%)
Agate Bay Mortgage Trust,
Series 2015-6 A3
3.500%, 9/25/45(l)§		$2,309,036	$2,322,021
Alternative Loan Trust,
Series 2006-OA22 A1
1.142%, 2/25/47(l)		68,963	59,220
Series 2006-OA6 1A2
1.192%, 7/25/46(l)		38,874	33,608
Series 2007-OH1 A1D
1.192%, 4/25/47(l)		78,477	62,025
American Home Mortgage Investment Trust,
Series 2004-3 5A
3.225%, 10/25/34(l)		15,468	15,516
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
3.141%, 7/25/36(l)		3,549,977	3,040,346
Bear Stearns ARM Trust,
Series 2004-8 11A2
3.052%, 11/25/34(l)		605,914	606,553
Series 2005-1 2A1
3.466%, 3/25/35(l)		304,897	302,088
Chase Mortgage Finance Trust,
Series 2005-S2 A15
5.500%, 10/25/35		330,906	333,540
Series 2007-S3 1A12
6.000%, 5/25/37		2,821,080	2,321,242
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		1,873,548	1,868,995
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8
6.000%, 9/25/36		2,989,653	2,777,794
COLT Mortgage Loan Trust,
Series 2016-1 A1
3.000%, 5/25/46§		261,437	258,416
Core Industrial Trust,
Series 2015-TEXW XA
0.771%, 2/10/34IO IO(l)§		1,000,000	33,367
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-24 A1
5.500%, 11/25/35		907,375	824,360
CSMC Trust,
Series 2011-17R 1A2
5.750%, 2/27/37§		2,509,855	2,690,444
Series 2014-WIN1 2A4
3.000%, 9/25/44(l)§		992,582	972,813
Series 2015-1 A1
2.500%, 1/25/45(l)§		1,969,534	1,904,806
EMF NL BV,
Series 2008-2X A2
0.673%, 7/17/41(l)(m)	EUR	435,000	398,632
Eurohome UK Mortgages plc,
Series 2007-1 A
0.494%, 6/15/44(l)(m)	GBP	513,658	618,114
EuroMASTR plc,
Series 2007-1V A2
0.544%, 6/15/40(l)(m)		289,465	341,343
Eurosail-UK plc,
Series 2007-4X A3
1.294%, 6/13/45(l)(m)		800,000	973,450
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		$2,560,608	2,794,734
Series 4316 BZ
3.000%, 3/15/44		4,452,789	4,119,521
Series 4430 NZ
3.000%, 1/15/45		4,268,290	3,895,307
Series 4438 B
3.000%, 10/15/43		2,021,396	2,058,486
Series 4440 ZD
2.500%, 2/15/45		6,320,439	5,452,483
Series 4499 AB
3.000%, 6/15/42		2,461,439	2,438,574
Series K002 A1A2
4.879%, 5/19/17		763,274	763,925
Series K034 A2
3.531%, 7/25/23(l)		20,000	21,114
Series K053 A2
2.995%, 12/25/25		188,000	189,835
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		1,488,699	1,160,921
FNMA,
Series 2012-103 ZP
3.000%, 9/25/42		844,130	812,119
Series 2013-123 PZ
2.700%, 3/25/43		4,422,054	4,052,034
Series 2015-11 A
3.000%, 5/25/34		2,694,733	2,749,336
Series 2016-72 PA
3.000%, 7/25/46		3,914,545	3,937,007
Series 2016-81 PA
3.000%, 2/25/44		2,943,071	2,985,908
Series 2017-4 CH
3.000%, 6/25/42		4,468,634	4,530,530
GNMA,
Series 2013-116 LS
5.172%, 8/20/43IO IO(l)		3,659,703	638,729
Series 2013-26 MS
5.272%, 2/20/43IO IO(l)		3,449,800	604,415
Series 2014-20 TS
5.122%, 2/20/44IO IO(l)		3,435,400	595,293
Series 2015-28 LZ
4.000%, 2/20/45		1,790,011	1,905,537
Series 2015-H15 FC
1.360%, 6/20/65(l)		463,349	458,853
Series 2015-H16 FM
1.380%, 7/20/65(l)		741,039	734,537
Series 2015-H18 FB
1.380%, 7/20/65(l)		453,029	449,152
Series 2015-H19 FK
1.380%, 8/20/65(l)		849,061	841,676
Series 2015-H20 FB
1.380%, 8/20/65(l)		476,488	472,283
Series 2015-H20 FC
1.400%, 8/20/65(l)		1,824,273	1,810,146
Series 2015-H22 FC
1.380%, 9/20/65(l)		940,993	932,588
Series 2015-H29 FA
1.480%, 10/20/65(l)		967,880	971,259
Series 2016-H11 F
1.580%, 5/20/66(l)		493,840	494,457
Series 2016-H14 FA
1.580%, 6/20/66(l)		500,191	500,843
Series 2016-H15 FA
1.633%, 7/20/66(l)		600,516	601,258
Series 2016-H19 FE
1.150%, 6/20/61(l)		407,944	407,948

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC
1.282%, 6/18/39(l)		$754,268	$728,531
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
3.087%, 9/25/35(l)		137,452	142,308
Series 2006-AR2 2A1
3.379%, 4/25/36(l)		118,090	108,132
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
3.850%, 1/19/35(l)		375,310	369,699
HomeBanc Mortgage Trust,
Series 2005-4 A1
1.252%, 10/25/35(l)		96,760	92,738
Impac CMB Trust,
Series 2003-8 2A1
1.882%, 10/25/33(l)		11,426	10,926
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
3.312%, 6/25/37(l)		1,794,286	1,406,884
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36§		2,277,673	1,849,904
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		1,356,617	1,174,835
Series 2006-A3 6A1
3.172%, 8/25/34(l)		83,261	84,982
Series 2007-A1 3A3
3.283%, 7/25/35(l)		97,907	97,600
JP Morgan Resecuritization Trust,
Series 2009-7 2A1
6.000%, 2/27/37(l)§		294,039	300,220
Kensington Mortgage Securities plc,
Series 2007-1X A3C
1.291%, 6/14/40(l)		327,352	314,576
Ludgate Funding plc,
Series 2007-1 A2A
0.530%, 1/1/61(l)(m)	GBP	150,411	177,583
Series 2008-W1X A1
0.970%, 1/1/61(l)(m)		410,747	499,076
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$291,035	302,516
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
2.861%, 12/25/32(l)		24,203	24,421
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
1.107%, 4/16/36(l)§		487,588	459,628
MortgageIT Trust,
Series 2005-4 A1
1.262%, 10/25/35(l)		658,895	620,964
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		1,121,644	1,147,736
Nomura Resecuritization Trust,
Series 2014-7R 2A3
1.182%, 12/26/35(l)§		489,569	480,284
One Market Plaza Trust,
Series 2017-1MKT XCP
0.090%, 2/10/32IO IO(l)§		1,000,000	6,377
RBSSP Resecuritization Trust,
Series 2009-12 18A1
3.275%, 12/25/35(l)§		219,295	228,675
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
1.322%, 6/25/35(l)§		99,059	90,583
Series 2006-R1 AF1
1.322%, 1/25/36(l)§		343,862	312,742
Residential Asset Securitization Trust,
Series 2006-A9CB A7
6.000%, 9/25/36		5,182,747	3,365,491
ResLoC UK plc,
Series 2007-1X A3B
0.504%, 12/15/43(l)(m)	GBP	163,360	194,093
RFMSI Trust,
Series 2006-SA2 3A1
4.306%, 8/25/36(l)		$1,856,887	1,635,461
Sequoia Mortgage Trust,
Series 10 2A1
1.738%, 10/20/27(l)		4,652	4,421
Series 2003-4 2A1
1.328%, 7/20/33(l)		21,446	19,921
Series 6 A
1.618%, 4/19/27(l)		293,626	269,016
Shellpoint Co-Originator Trust,
Series 2017-1 A4
3.500%, 4/25/44(b)(l)§		3,000,000	3,042,117
Springleaf Mortgage Loan Trust,
Series 2013-2A A
1.780%, 12/25/65(l)§		410,710	410,646
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1
3.468%, 11/25/34(l)		152,489	153,257
Series 2004-4 2A
3.219%, 4/25/34(l)		633,484	637,617
Series 2005-19XS 2A1
1.282%, 10/25/35(l)		640,947	617,368
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
1.228%, 7/19/35(l)		86,786	79,598
Series 2006-AR3 12A1
1.202%, 5/25/36(l)		337,366	285,230
Trinity Square plc,
Series 2015-1A A
1.507%, 7/15/51(l)§	GBP	249,460	317,207
Uropa Securities plc,
Series 2007-1 A3A
0.561%, 10/10/40(l)(m)		800,000	933,828
WaMu Mortgage Pass-Through Trust,
Series 2002-AR9 1A
2.038%, 8/25/42(l)		$12,586	12,613

Total Collateralized Mortgage Obligations			100,149,305

Commercial Mortgage-Backed Securities (4.3%)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY E
3.512%, 9/15/26(l)§		100,000	99,380
Series 2015-ASHF D
3.912%, 1/15/28(l)§		140,000	140,693
Series 2016-ASHF A
2.812%, 12/15/33(l)§		500,000	512,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Banc of America Commercial Mortgage Trust,
Series 2007-1 AMFX
5.482%, 1/15/49(l)	$6,074	$6,083
Series 2007-2 AM
5.708%, 4/10/49(l)	3,257	3,280
Series 2017-BNK3 XB
0.632%, 2/15/50 IO(l)	1,000,000	51,580
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§	900,000	921,511
BBCMS Trust,
Series 2014-BXO E
3.330%, 8/15/27(l)§	271,000	267,132
Series 2015-RRI A
2.062%, 5/15/32(l)§	860,710	861,876
Series 2015-SRCH A1
3.312%, 8/10/35§	100,000	101,574
Series 2015-SRCH XA
0.957%, 8/10/35 IO(l)§	1,000,000	73,162
BB-UBS Trust,
Series 2012-SHOW XA
0.596%, 11/5/36 IO(l)§	2,277,000	92,425
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW16 AM
5.768%, 6/11/40(l)	21,947	22,022
Series 2007-PW17 A1A
5.650%, 6/11/50(l)	90,161	90,940
Series 2007-PW17 AMFL
1.571%, 6/11/50(l)§	55,000	55,000
BHMS Mortgage Trust,
Series 2014-ATLS AFL
2.330%, 7/5/33(l)§	100,000	100,123
BWAY Mortgage Trust,
Series 2013-1515 C
3.446%, 3/10/33§	100,000	98,958
BXHTL Mortgage Trust,
Series 2015-JWRZ A
2.142%, 5/15/29(l)§	100,000	100,308
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT D
5.488%, 4/10/29(l)§	10,000	9,728
CD Commercial Mortgage Trust,
1.049%, 2/10/50	300,000	23,398
CD Mortgage Trust,
Series 2006-CD3 AM
5.648%, 10/15/48	117,794	120,652
Series 2007-CD5 AMA
6.159%, 11/15/44(l)	174,000	177,534
Series 2017-CD3 A4
3.631%, 2/10/50	10,000	10,353
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH A
2.312%, 12/15/27(l)§	202,259	202,757
CFCRE Commercial Mortgage Trust,
Series 2016-C4 XA
1.766%, 5/10/58 IO(l)	1,258,442	144,113
Series 2016-C4 XB
0.731%, 5/10/58 IO(l)	110,000	6,115
CGGS Commercial Mortgage Trust,
Series 2016-RNDB CFL
4.412%, 2/15/33(l)§	8,870	8,899
Series 2016-RNDB DFL
5.662%, 2/15/33(l)§	160,000	160,578
Chicago Skyscraper Trust 2017 SKY,
Series 2017-SKY D
3.163%, 4/15/30(b)(l)§	100,000	99,991
Citigroup Commercial Mortgage Trust,
Series 2007-C6 AM
5.779%, 12/10/49(l)	300,000	301,059
Series 2007-C6 AMFX
5.779%, 12/10/49(l)§	300,000	301,684
Series 2013-SM XA
0.802%, 1/12/30 IO(l)§	2,763,485	9,520
Series 2014-GC19 A4
4.023%, 3/10/47	130,000	137,543
Series 2015-GC27 B
3.772%, 2/10/48	300,000	293,711
Series 2015-SHP2 A
2.192%, 7/15/27(l)§	900,000	908,807
Series 2016-GC37 D
2.788%, 4/10/49§	50,000	33,753
Series 2016-P4 A4
2.902%, 7/10/49	175,000	169,383
Series 2016-P6 A5
3.720%, 12/10/49(l)	160,000	165,276
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2 AJFX
5.568%, 4/15/47(l)	350,000	350,000
Series 2007-C3 AM
5.880%, 5/15/46(l)	60,000	60,369
COMM 2014-CCRE18 Mortgage Trust,
Series 2014-CR18 A4
3.550%, 7/15/47	10,000	10,274
COMM 2014-CCRE19 Mortgage Trust,
Series 2014-CR19 A5
3.796%, 8/10/47	50,000	52,185

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
COMM Mortgage Trust,
Series 2007-C9 AJFL
1.548%, 12/10/49(l)§	$226,000	$225,744
Series 2010-RR1 GEB
5.543%, 12/11/49(l)§	3,028	3,027
Series 2013-CR6 XA
1.460%, 3/10/46 IO(l)	976,135	34,964
Series 2013-WWP D
3.898%, 3/10/31§	100,000	100,207
Series 2014-CR16 A4
4.051%, 4/10/47	108,000	114,440
Series 2014-CR17 A5
3.977%, 5/10/47	123,000	129,795
Series 2014-LC15 A4
4.006%, 4/10/47	20,000	21,132
Series 2015-3BP B
3.238%, 2/10/35(l)§	300,000	299,093
Series 2015-3BP XA
0.060%, 2/10/35 IO(l)§	1,287,000	8,855
Series 2015-CR22 C
4.126%, 3/10/48(l)	300,000	285,044
Series 2015-CR22 XA
1.012%, 3/10/48 IO(l)	3,941,962	209,694
Series 2015-CR23 XA
0.995%, 5/10/48 IO(l)	758,756	40,232
Series 2015-CR25 D
3.796%, 8/10/48(l)	20,000	15,430
Series 2015-CR26 ASB
3.373%, 10/10/48	2,000,000	2,066,367
Series 2015-DC1 D
4.353%, 2/10/48(l)§	300,000	245,943
Series 2015-DC1 XA
1.171%, 2/10/48 IO(l)	3,702,207	224,471
Series 2015-LC21 XA
0.865%, 7/10/48 IO(l)	620,323	28,485
Series 2016-COR1 ASB
2.972%, 10/10/49	1,000,000	994,626
Commercial Mortgage Trust,
Series 2007-GG11 AM
5.867%, 12/10/49(l)	39,000	39,715
Core Industrial Trust,
Series 2015-CALW D
3.850%, 2/10/34(l)§	300,000	304,981
Cosmopolitan Hotel Trust,
Series 2016-CSMO A
2.312%, 11/15/33(l)§	100,000	100,903
Countrywide Commercial Mortgage Trust,
Series 2007-MF1 A
6.208%, 11/12/43(l)§	206,999	208,162
Credit Suisse Commercial Mortgage Trust,
Series 2007-C2 AMFL
1.173%, 1/15/49(l)	9,384	9,384
Series 2008-C1 A3
6.062%, 2/15/41(l)	38,489	38,804
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-C4 F
5.234%, 10/15/39(l)§†	200,000	207,493
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.300%, 4/15/50(l)	300,000	303,838
Series 2015-C1 D
3.800%, 4/15/50(l)§	100,000	83,195
Series 2015-C1 XA
0.955%, 4/15/50 IO(l)	4,439,593	240,443
CSMC,
Series 2010-RR1 2A
5.695%, 9/15/40(l)§	742,784	745,016
CSMC Trust,
Series 2010-RR2 2A
5.958%, 9/15/39(l)§	139,570	139,844
Series 2014-TIKI D
3.932%, 9/15/38(l)§	100,000	99,276
Series 2015-DEAL A
2.232%, 4/15/29(l)§	113,136	113,283
Series 2015-DEAL D
4.012%, 4/15/29(l)§	100,000	100,005
Series 2015-GLPB A
3.639%, 11/15/34§	100,000	104,548
DBJPM Mortgage Trust,
Series 2016-C3 D
3.495%, 9/10/49(l)§	65,000	50,250
DBRR Trust,
Series 2011-C32 A3A
8.200%, 6/17/49(l)§	27,655	27,655
Series 2013-EZ3 A
1.636%, 12/18/49(l)§	4,065	4,062
DBUBS Mortgage Trust,
Series 2011-LC1A E
5.685%, 11/10/46(b)(l)§	100,000	105,957
FHLMC,
Series K029 X1
0.068%, 2/25/23 IO(l)	4,635	20
Series K038 X1
1.185%, 3/25/24 IO(l)	632,776	41,866
Series K056 X1
1.386%, 5/25/26 IO(l)	178,776	16,594
Series K721 X1
0.341%, 8/25/22 IO(l)	288,555	4,531
FHLMC Multifamily Structured Pass-Through Certificates,
Series K722 X1
1.311%, 3/25/23 IO(l)	2,814,024	177,635
FNMA,
Series 2013-M4 X1
3.909%, 2/25/18 IO(l)	1,029,964	14,036
GAHR Commercial Mortgage Trust,
Series 2015-NRF AFL1
2.212%, 12/15/34(l)§	10,983	11,040
GNMA,
Series 2012-120 IO
0.805%, 2/16/53 IO(l)	520,988	26,540
Series 2014-172 IO
0.947%, 1/16/49 IO(l)	360,008	18,204
Series 2016-158 IO
0.924%, 6/16/58 IO(l)	126,154	9,587
Series 2016-87 IO
1.007%, 8/16/58 IO(l)	178,106	13,617
GS Mortgage Securities Corp. II,
Series 2013-KING XA
0.730%, 12/10/27 IO(l)§	1,138,249	19,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
GS Mortgage Securities Trust,
Series 2015-GC28 XA
1.153%, 2/10/48 IO(l)	$3,771,674	$222,125
Series 2015-GC32 D
3.345%, 7/10/48	120,000	92,326
Series 2015-GS1 XA
0.834%, 11/10/48 IO(l)	1,983,631	112,968
Series 2016-GS3 XA
1.283%, 10/10/49 IO(l)	394,014	34,687
Series 2016-RENT A
3.203%, 2/10/29§	500,000	509,266
Series 2016-RENT C
4.067%, 2/10/29(l)§	100,000	103,165
Series 2017-GS5 XA
0.972%, 3/10/50 IO(l)	1,000,000	67,002
GSCCRE Commercial Mortgage Trust,
Series 2015-HULA D
4.662%, 8/15/32(l)§	200,000	201,128
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 AM
5.372%, 5/15/47	184,738	185,296
Series 2007-C1 AM
5.991%, 2/15/51(l)	300,000	302,808
Series 2007-CB18 AM
5.466%, 6/12/47(l)	81,881	82,053
Series 2007-CB20 AM
5.981%, 2/12/51(l)	300,000	305,354
Series 2007-LD12 A1A
5.850%, 2/15/51(l)	142,793	143,792
Series 2007-LD12 AM
6.066%, 2/15/51(l)	300,000	303,212
Series 2008-C2 ASB
6.125%, 2/12/51(l)	5,080	5,081
Series 2014-DSTY A
3.429%, 6/10/27§	100,000	101,814
Series 2014-PHH A
2.112%, 8/15/27(l)§	300,000	300,026
Series 2015-SGP A
2.612%, 7/15/36(l)§	105,000	105,589
Series 2016-ASH B
3.062%, 10/15/34(l)§	128,000	128,640
Series 2016-ASH C
3.662%, 10/15/34(l)§	72,000	72,450
Series 2016-ATRM D
5.355%, 10/5/28§	100,000	102,131
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	13,253
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5
3.775%, 8/15/47	50,000	52,050
Series 2014-C21 XA
1.089%, 8/15/47 IO(l)	980,146	57,938
Series 2014-C22 A4
3.801%, 9/15/47	10,000	10,369
Series 2014-C25 XA
0.995%, 11/15/47 IO(l)	3,945,850	209,381
Series 2015-C27 D
3.845%, 2/15/48(l)§	300,000	238,260
Series 2015-C27 XA
1.369%, 2/15/48 IO(l)	3,184,466	217,034
Series 2015-C28 XA
1.192%, 10/15/48 IO(l)	988,947	58,855
Series 2015-C32 XA
1.501%, 11/15/48 IO(l)	2,460,379	166,770
Series 2015-C33 C
4.619%, 12/15/48(l)	221,000	220,744
Series 2015-C33 XA
1.038%, 12/15/48 IO(l)	356,017	23,250
Series 2016-C1 XA
1.399%, 3/15/49 IO(l)	995,487	82,450
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.710%, 6/15/49 IO(l)	1,814,493	181,542
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	100,105
LB Commercial Mortgage Trust,
Series 2007-C3 AM
6.052%, 7/15/44(l)	10,000	10,061
LB-UBS Commercial Mortgage Trust,
Series 2007-C7 AJ
6.249%, 9/15/45(l)	300,000	305,733
LMREC, Inc.,
Series 2015-CRE1 A
2.734%, 2/22/32(l)§	300,000	301,601
Lone Star Portfolio Trust,
Series 2015-LSP A1A2
2.712%, 9/15/28(l)§	57,487	57,721
Series 2015-LSP D
4.912%, 9/15/28(l)§	85,322	86,542
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
1.393%, 3/10/50 IO(b)(l)§	3,502,000	204,316
Merrill Lynch Mortgage Trust,
Series 2007-C1 A1A
5.841%, 6/12/50(l)	71,460	71,652
ML-CFC Commercial Mortgage Trust,
Series 2007-7 A4
5.790%, 6/12/50(l)	30,762	30,758

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16 A5
3.892%, 6/15/47	$50,000	$52,467
Series 2014-C19 XA
1.144%, 12/15/47 IO(l)	268,942	14,607
Series 2015-C20 ASB
3.069%, 2/15/48	1,000,000	1,021,477
Series 2015-C20 B
4.160%, 2/15/48	150,000	148,726
Series 2015-C20 C
4.462%, 2/15/48(l)	150,000	141,550
Series 2015-C20 XA
1.400%, 2/15/48 IO(l)	2,938,587	218,233
Series 2015-C21 C
4.162%, 3/15/48(l)	300,000	288,159
Series 2015-C22 XA
1.161%, 4/15/48 IO(l)	196,166	12,635
Series 2015-C23 D
4.135%, 7/15/50(l)§	100,000	83,930
Series 2015-C25 C
4.529%, 10/15/48(l)	100,000	101,116
Series 2015-C26 XA
1.118%, 10/15/48 IO(l)	232,894	16,031
Series 2015-C27 ASB
3.557%, 12/15/47	500,000	519,869
Series 2016-C29 XB
0.959%, 5/15/49 IO(l)	1,020,000	73,171
Series 2016-C31 ASB
2.952%, 11/15/49	1,000,000	1,009,547
Series 2016-C31 XA
1.468%, 11/15/49 IO(l)	996,489	97,815
Series 2016-C32 A4
3.720%, 12/15/49	166,000	171,797
Morgan Stanley Capital I Trust,
Series 2007-IQ13 AM
5.406%, 3/15/44	18,552	18,552
Series 2007-IQ16 A4
5.809%, 12/12/49	77,442	77,987
Series 2014-CPT B
3.446%, 7/13/29(l)§	500,000	513,144
Series 2014-CPT E
3.446%, 7/13/29(l)§	100,000	99,657
Series 2015-XLF1 D
3.891%, 8/14/31(l)§	300,000	291,316
Series 2017-PRME A
1.812%, 2/15/34(l)§	92,000	91,846
Series 2017-PRME B
2.262%, 2/15/34(l)§	50,000	49,850
Series 2017-PRME C
2.562%, 2/15/34(l)§	24,000	23,791
Series 2017-PRME D
4.312%, 2/15/34(l)§	129,000	128,677
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10 A4A
5.949%, 8/12/45(l)§	41,115	41,119
Series 2009-GG10 A4B
5.949%, 8/12/45(l)§	300,000	300,226
RBSCF Trust,
Series 2010-RR4 CMLA
6.101%, 12/16/49(l)§	205,140	205,192
TRU Trust,
Series 2016-TOYS A
3.162%, 11/15/30(l)§	197,332	197,727
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32 AMFX
5.703%, 6/15/49§	300,000	302,333
Waldorf Astoria Boca Raton Trust,
Series 2016-BOCA A
2.262%, 6/15/29(l)§	100,000	100,044
Series 2016-BOCA B
2.962%, 6/15/29(l)§	184,000	184,073
Series 2016-BOCA C
3.412%, 6/15/29(l)§	155,000	155,058
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26 D
3.586%, 2/15/48§	300,000	223,457
Series 2015-C27 C
3.894%, 2/15/48	300,000	266,141
Series 2015-C27 XA
0.985%, 2/15/48 IO(l)	4,232,444	239,853
Series 2015-NXS1 XA
1.190%, 5/15/48 IO(l)	2,707,293	173,991
Series 2015-NXS2 XA
0.790%, 7/15/58 IO(l)	4,640,885	198,966
Series 2016-BNK1 XD
1.269%, 8/15/49 IO(l)§	1,000,000	96,232
Series 2016-C33 C
3.896%, 3/15/59	129,000	123,938
Series 2016-C33 XA
1.809%, 3/15/59 IO(l)	1,728,199	190,336
Series 2016-C34 C
5.030%, 6/15/49(l)	202,000	207,332
WFRBS Commercial Mortgage Trust,
Series 2012-C9 XA
2.087%, 11/15/45 IO(l)§	215,794	15,920
Series 2014-C21 A5
3.678%, 8/15/47	50,000	51,774
Series 2014-C24 XA
0.965%, 11/15/47 IO(l)	566,982	29,216

Total Commercial Mortgage-Backed Securities		30,533,735

Corporate Bonds (26.4%)
Consumer Discretionary (1.9%)
Auto Components (0.0%)
Delphi Automotive plc
4.250%, 1/15/26	80,000	83,447
4.400%, 10/1/46	37,000	35,175
Delphi Corp.
4.150%, 3/15/24	40,000	41,758
Lear Corp.
5.250%, 1/15/25	25,000	26,375

		186,755

Automobiles (0.3%)
Daimler Finance North America LLC
2.000%, 8/3/18§	900,000	902,003
2.250%, 3/2/20§	250,000	249,619
General Motors Co.
3.500%, 10/2/18	75,000	76,580
Hyundai Capital America
2.550%, 4/3/20(b)§	441,000	441,007
Volkswagen Group of America Finance LLC
1.650%, 5/22/18§	600,000	598,051

		2,267,260

Hotels, Restaurants & Leisure (0.3%)
Marriott International, Inc.
3.250%, 9/15/22	45,000	45,241

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
McDonald’s Corp.
3.500%, 7/15/20	$29,000	$30,166
2.750%, 12/9/20	20,000	20,276
3.700%, 1/30/26	75,000	76,594
4.700%, 12/9/35	20,000	20,969
4.600%, 5/26/45	26,000	26,457
4.875%, 12/9/45	24,000	25,484
4.450%, 3/1/47	80,000	80,226
MGM Resorts International
8.625%, 2/1/19	600,000	655,500
Starbucks Corp.
2.450%, 6/15/26	50,000	47,803
Wynn Las Vegas LLC
5.500%, 3/1/25(x)§	1,100,000	1,119,250

		2,147,966

Household Durables (0.1%)
DR Horton, Inc.
3.750%, 3/1/19	15,000	15,375
4.000%, 2/15/20	20,000	20,760
Newell Brands, Inc.
2.875%, 12/1/19	218,000	222,244
3.150%, 4/1/21	100,000	102,077
3.900%, 11/1/25	75,000	76,721
NVR, Inc.
3.950%, 9/15/22	27,000	27,937
Tupperware Brands Corp.
4.750%, 6/1/21	36,000	38,589
Whirlpool Corp.
4.000%, 3/1/24	30,000	31,292

		534,995

Internet & Direct Marketing Retail (0.0%)
Amazon.com, Inc.
3.800%, 12/5/24	50,000	52,906
Expedia, Inc.
5.950%, 8/15/20	54,000	59,063
QVC, Inc.
4.375%, 3/15/23	36,000	36,044

		148,013

Media (1.1%)
21st Century Fox America, Inc.
4.500%, 2/15/21	41,000	43,581
3.000%, 9/15/22	36,000	35,901
4.750%, 9/15/44	35,000	34,792
4.950%, 10/15/45	11,000	11,414
Altice Financing SA
6.625%, 2/15/23§	800,000	835,040
Altice Finco SA
7.625%, 2/15/25§	200,000	204,500
Altice Luxembourg SA
7.625%, 2/15/25(x)§	300,000	318,000
CBS Corp.
2.300%, 8/15/19	123,000	123,429
3.700%, 8/15/24	62,000	62,592
4.000%, 1/15/26	900,000	915,255
Charter Communications Operating LLC
3.579%, 7/23/20	75,000	77,085
4.464%, 7/23/22	302,000	318,459
4.908%, 7/23/25	1,041,000	1,098,150
6.384%, 10/23/35	97,000	109,862
6.484%, 10/23/45	239,000	275,065
Comcast Corp.
5.700%, 5/15/18	54,000	56,442
3.125%, 7/15/22	45,000	45,972
3.375%, 8/15/25	133,000	133,785
3.150%, 3/1/26	125,000	122,889
4.250%, 1/15/33	30,000	30,802
4.400%, 8/15/35	140,000	144,478
4.750%, 3/1/44	166,000	174,592
4.600%, 8/15/45	45,000	46,381
3.400%, 7/15/46	38,000	32,438
Discovery Communications LLC
3.800%, 3/13/24	218,000	216,105
4.875%, 4/1/43	92,000	83,272
Interpublic Group of Cos., Inc. (The)
3.750%, 2/15/23	49,000	49,798
NBCUniversal Media LLC
5.150%, 4/30/20	54,000	58,937
4.375%, 4/1/21	54,000	57,970
4.450%, 1/15/43	116,000	116,325
Omnicom Group, Inc.
4.450%, 8/15/20	36,000	38,387
RELX Capital, Inc.
3.125%, 10/15/22	75,000	74,786
Scripps Networks Interactive, Inc.
3.900%, 11/15/24	50,000	50,705
Time Warner Cable LLC
6.750%, 7/1/18	500,000	527,400
5.000%, 2/1/20	114,000	121,196
4.125%, 2/15/21	160,000	165,900
4.000%, 9/1/21	67,000	69,312
5.500%, 9/1/41	61,000	62,446
4.500%, 9/15/42	7,000	6,374
Time Warner, Inc.
2.100%, 6/1/19	253,000	253,182
4.875%, 3/15/20	45,000	48,136
3.600%, 7/15/25	153,000	150,462
3.800%, 2/15/27	100,000	98,890
4.850%, 7/15/45	86,000	83,571
Viacom, Inc.
5.625%, 9/15/19	45,000	48,294
2.750%, 12/15/19	72,000	72,447
4.500%, 3/1/21	79,000	83,279
2.250%, 2/4/22	120,000	115,032
4.250%, 9/1/23	62,000	63,547
3.450%, 10/4/26	43,000	40,823
5.250%, 4/1/44	44,000	42,852
Walt Disney Co. (The)
2.750%, 8/16/21	27,000	27,512
2.350%, 12/1/22	45,000	44,409
3.150%, 9/17/25	75,000	76,286
WPP Finance 2010
3.625%, 9/7/22	27,000	27,665

		8,226,204

Multiline Retail (0.0%)
Dollar General Corp.
4.150%, 11/1/25	75,000	77,454
Macy’s Retail Holdings, Inc.
4.375%, 9/1/23	50,000	49,662
Nordstrom, Inc.
4.750%, 5/1/20	36,000	38,121
Target Corp.
2.300%, 6/26/19	100,000	101,187
2.900%, 1/15/22	27,000	27,371

		293,795

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	45,000	47,189
Home Depot, Inc. (The)
4.400%, 4/1/21	45,000	48,798
2.625%, 6/1/22	100,000	100,823
2.125%, 9/15/26(x)	65,000	60,074
Lowe’s Cos., Inc.
4.625%, 4/15/20	54,000	57,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 4/15/26	$100,000	$94,912

		409,562

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc.
2.250%, 5/1/23	36,000	35,122

Total Consumer Discretionary		14,249,672

Consumer Staples (0.9%)
Beverages (0.4%)
Anheuser-Busch InBev Finance, Inc.
1.900%, 2/1/19	100,000	100,078
2.650%, 2/1/21	283,000	284,666
3.300%, 2/1/23	140,000	142,405
3.700%, 2/1/24	62,000	63,902
3.650%, 2/1/26	200,000	201,642
4.700%, 2/1/36	55,000	58,150
4.900%, 2/1/46	467,000	505,080
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19	45,000	49,478
5.375%, 1/15/20	45,000	48,842
3.750%, 1/15/22	200,000	209,367
2.500%, 7/15/22	91,000	89,890
3.750%, 7/15/42	36,000	32,921
Coca-Cola Co. (The)
1.150%, 4/1/18	145,000	144,742
3.150%, 11/15/20	45,000	46,874
3.200%, 11/1/23	62,000	63,640
Coca-Cola Femsa SAB de CV
4.625%, 2/15/20	100,000	105,128
Constellation Brands, Inc.
3.875%, 11/15/19	5,000	5,204
3.750%, 5/1/21	10,000	10,324
6.000%, 5/1/22	10,000	11,348
4.250%, 5/1/23	25,000	26,345
Diageo Capital plc
1.125%, 4/29/18	36,000	35,828
Dr Pepper Snapple Group, Inc.
3.200%, 11/15/21	36,000	36,811
Molson Coors Brewing Co.
3.000%, 7/15/26	100,000	94,744
5.000%, 5/1/42	24,000	25,298
4.200%, 7/15/46	48,000	45,087
PepsiCo, Inc.
2.250%, 1/7/19	100,000	101,182
1.700%, 10/6/21	125,000	121,629
2.750%, 3/1/23	62,000	62,187
2.750%, 4/30/25	75,000	73,605

		2,796,397

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
1.700%, 12/15/19	45,000	44,965
CVS Health Corp.
2.800%, 7/20/20	80,000	81,243
4.000%, 12/5/23	50,000	52,495
3.375%, 8/12/24	75,000	75,049
3.875%, 7/20/25	80,000	82,395
5.300%, 12/5/43	42,000	46,870
Kroger Co. (The)
2.300%, 1/15/19	50,000	50,224
2.650%, 10/15/26	50,000	46,048
Sysco Corp.
2.600%, 10/1/20	50,000	50,397
Walgreen Co.
3.100%, 9/15/22	36,000	36,122
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	50,000	50,802
3.450%, 6/1/26	75,000	73,133
4.800%, 11/18/44	240,000	245,215
4.650%, 6/1/46	6,000	5,958
Wal-Mart Stores, Inc.
3.250%, 10/25/20	36,000	37,503
2.550%, 4/11/23	54,000	53,793
3.300%, 4/22/24	37,000	38,337
Whole Foods Market, Inc.
5.200%, 12/3/25	100,000	106,100

		1,176,649

Food Products (0.1%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	50,000	47,504
Conagra Brands, Inc.
3.200%, 1/25/23	29,000	28,951
General Mills, Inc.
5.650%, 2/15/19	45,000	48,052
JM Smucker Co. (The)
3.500%, 10/15/21	36,000	37,236
Kellogg Co.
4.000%, 12/15/20	29,000	30,638
2.650%, 12/1/23	50,000	48,857
Kraft Heinz Foods Co.
2.000%, 7/2/18	75,000	75,144
3.500%, 6/6/22	91,000	92,916
3.950%, 7/15/25	100,000	101,172
Mead Johnson Nutrition Co.
4.900%, 11/1/19	36,000	38,588
Tyson Foods, Inc.
4.500%, 6/15/22	91,000	96,931
Unilever Capital Corp.
2.200%, 3/6/19	100,000	100,868

		746,857

Household Products (0.0%)
Clorox Co. (The)
3.500%, 12/15/24	25,000	25,748
Colgate-Palmolive Co.
3.250%, 3/15/24	62,000	64,021
Procter & Gamble Co. (The)
1.900%, 11/1/19	50,000	50,338
1.700%, 11/3/21	125,000	122,526

		262,633

Tobacco (0.2%)
Altria Group, Inc.
9.700%, 11/10/18	40,000	44,834
4.750%, 5/5/21	45,000	48,642
2.850%, 8/9/22	45,000	45,082
Imperial Brands Finance plc
2.050%, 7/20/18§	600,000	599,981
Philip Morris International, Inc.
5.650%, 5/16/18	118,000	123,416
2.625%, 2/18/22	15,000	14,977
2.625%, 3/6/23	36,000	35,296
Reynolds American, Inc.
2.300%, 6/12/18	59,000	59,318
6.875%, 5/1/20	45,000	50,734
3.250%, 6/12/20	25,000	25,656
4.450%, 6/12/25	100,000	105,192

		1,153,128

Total Consumer Staples		6,135,664

Energy (1.7%)
Energy Equipment & Services (0.1%)
Halliburton Co.
3.500%, 8/1/23	50,000	50,980
3.800%, 11/15/25	210,000	212,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Nabors Industries, Inc.
9.250%, 1/15/19	$54,000	$59,940
5.500%, 1/15/23§	49,000	50,103
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21§	286,000	155,298
Odebrecht Offshore Drilling Finance Ltd.
6.625%, 10/1/22§	587,020	210,593
Schlumberger Holdings Corp.
3.000%, 12/21/20§	133,000	135,899

		875,605

Oil, Gas & Consumable Fuels (1.6%)
Anadarko Petroleum Corp.
8.700%, 3/15/19	54,000	60,561
5.550%, 3/15/26(x)	50,000	55,410
7.950%, 6/15/39	48,000	61,680
4.500%, 7/15/44	50,000	47,100
Apache Corp.
3.250%, 4/15/22	26,000	26,060
4.250%, 1/15/44	67,000	62,547
Boardwalk Pipelines LP
5.750%, 9/15/19	36,000	38,670
BP Capital Markets plc
1.676%, 5/3/19	20,000	19,902
2.237%, 5/10/19	350,000	351,416
4.500%, 10/1/20	91,000	97,510
3.245%, 5/6/22	54,000	55,090
2.500%, 11/6/22	27,000	26,391
3.814%, 2/10/24	100,000	103,252
Buckeye Partners LP
4.875%, 2/1/21	36,000	38,330
Cenovus Energy, Inc.
5.700%, 10/15/19	20,000	21,524
3.000%, 8/15/22	15,000	14,786
Chevron Corp.
1.790%, 11/16/18	100,000	100,374
4.950%, 3/3/19	45,000	47,814
2.100%, 5/16/21	50,000	49,690
2.355%, 12/5/22	27,000	26,458
3.191%, 6/24/23	75,000	76,706
2.954%, 5/16/26	50,000	49,083
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	125,011
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	200,000	197,822
Columbia Pipeline Group, Inc.
3.300%, 6/1/20	100,000	101,906
ConocoPhillips
5.750%, 2/1/19	45,000	48,178
6.000%, 1/15/20	45,000	49,756
ConocoPhillips Co.
4.200%, 3/15/21	50,000	52,946
3.350%, 11/15/24	50,000	50,123
Devon Energy Corp.
4.000%, 7/15/21	36,000	37,058
5.600%, 7/15/41	104,000	109,720
Ecopetrol SA
5.875%, 9/18/23	75,000	81,169
Enable Midstream Partners LP
2.400%, 5/15/19	25,000	24,810
Enbridge Energy Partners LP
9.875%, 3/1/19	45,000	51,283
Encana Corp.
3.900%, 11/15/21(x)	50,000	50,969
Energy Transfer Partners LP
9.000%, 4/15/19	54,000	60,980
5.200%, 2/1/22	354,000	379,230
4.050%, 3/15/25	100,000	98,633
Enterprise Products Operating LLC
2.850%, 4/15/21	30,000	30,222
3.350%, 3/15/23	64,000	64,754
5.100%, 2/15/45	23,000	24,028
4.900%, 5/15/46	97,000	100,858
EOG Resources, Inc.
2.450%, 4/1/20	228,000	229,119
4.100%, 2/1/21	45,000	47,383
4.150%, 1/15/26	58,000	60,529
EQT Corp.
8.125%, 6/1/19	36,000	40,160
Exxon Mobil Corp.
1.708%, 3/1/19	50,000	50,084
1.819%, 3/15/19	225,000	225,785
2.222%, 3/1/21	20,000	20,039
2.397%, 3/6/22	100,000	99,770
3.043%, 3/1/26	50,000	49,993
4.114%, 3/1/46	81,000	82,857
Husky Energy, Inc.
4.000%, 4/15/24	100,000	101,508
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	45,000	50,229
5.000%, 10/1/21	45,000	48,637
3.950%, 9/1/22	45,000	46,007
4.300%, 5/1/24	600,000	611,111
4.250%, 9/1/24	75,000	75,909
Kinder Morgan, Inc.
3.050%, 12/1/19	96,000	97,550
5.000%, 2/15/21§	600,000	642,289
5.050%, 2/15/46	233,000	226,123
Magellan Midstream Partners LP
6.550%, 7/15/19	27,000	29,612
Marathon Oil Corp.
2.800%, 11/1/22	36,000	34,538
Marathon Petroleum Corp.
5.125%, 3/1/21	27,000	29,171
MPLX LP
4.000%, 2/15/25	100,000	98,890
Nexen Energy ULC
6.400%, 5/15/37	76,000	93,297
Noble Energy, Inc.
4.150%, 12/15/21	45,000	47,031
5.050%, 11/15/44	50,000	50,829
Occidental Petroleum Corp.
4.100%, 2/1/21	54,000	57,361
3.400%, 4/15/26	100,000	99,680
ONEOK Partners LP
3.375%, 10/1/22	36,000	35,787
Petrobras Global Finance BV
8.375%, 5/23/21	400,000	452,010
6.125%, 1/17/22(x)	200,000	208,760
Petro-Canada
6.800%, 5/15/38	50,000	63,888
Phillips 66
4.300%, 4/1/22	73,000	77,432
Phillips 66 Partners LP
3.550%, 10/1/26	25,000	23,954
Pioneer Natural Resources Co.
6.875%, 5/1/18	27,000	28,428
3.950%, 7/15/22	36,000	37,509
4.450%, 1/15/26(x)	30,000	31,744
Plains All American Pipeline LP
2.600%, 12/15/19	25,000	24,975
5.000%, 2/1/21	36,000	38,721
4.500%, 12/15/26	50,000	50,974
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	75,000	80,813

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
5.625%, 4/15/23		$100,000	$108,360
5.750%, 5/15/24		1,850,000	2,015,204
5.625%, 3/1/25		50,000	53,960
4.200%, 3/15/28(b)§		83,000	81,954
Sasol Financing International Ltd.
4.500%, 11/14/22		50,000	50,575
Spectra Energy Capital LLC
6.200%, 4/15/18		36,000	37,535
Spectra Energy Partners LP
4.750%, 3/15/24		50,000	53,052
Statoil ASA
1.950%, 11/8/18		50,000	50,122
5.250%, 4/15/19		45,000	47,959
2.900%, 11/8/20		60,000	61,244
Suncor Energy, Inc.
3.600%, 12/1/24		50,000	50,981
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21		100,000	105,656
3.900%, 7/15/26		22,000	21,436
Total Capital International SA
2.875%, 2/17/22		45,000	45,363
3.750%, 4/10/24		75,000	77,819
Total Capital SA
2.125%, 8/10/18		50,000	50,362
4.125%, 1/28/21		36,000	38,316
TransCanada PipeLines Ltd.
7.125%, 1/15/19		73,000	79,413
2.500%, 8/1/22		32,000	31,479
Valero Energy Corp.
6.125%, 2/1/20		66,000	72,952
Western Gas Partners LP
4.650%, 7/1/26		25,000	25,703
Williams Partners LP
4.875%, 5/15/23		100,000	103,453
4.500%, 11/15/23		50,000	52,156
4.300%, 3/4/24		50,000	51,469

			11,036,819

Total Energy			11,912,424

Financials (14.0%)
Banks (6.7%)
Australia & New Zealand Banking Group Ltd.
2.000%, 11/16/18		250,000	250,812
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)†	EUR	900,000	278,435
Bank of America Corp.
5.750%, 12/1/17		$100,000	102,651
6.875%, 4/25/18		182,000	191,431
5.650%, 5/1/18		135,000	140,522
2.600%, 1/15/19		175,000	176,763
7.625%, 6/1/19		1,670,000	1,861,213
2.250%, 4/21/20		383,000	381,595
5.625%, 7/1/20		180,000	197,582
2.625%, 4/19/21		50,000	49,862
5.000%, 5/13/21		92,000	99,802
3.300%, 1/11/23		265,000	266,970
4.125%, 1/22/24		62,000	64,626
4.000%, 4/1/24		50,000	51,780
4.000%, 1/22/25		75,000	74,965
3.950%, 4/21/25		100,000	99,512
3.875%, 8/1/25		527,000	535,008
3.500%, 4/19/26		330,000	324,446
3.248%, 10/21/27		95,000	90,225
4.875%, 4/1/44		10,000	10,725
4.443%, 1/20/48(l)		320,000	321,805
Bank of America NA
1.550%, 6/5/17(l)		1,300,000	1,300,569
1.431%, 6/15/17(l)		400,000	400,116
Bank of Montreal
1.350%, 8/28/18		50,000	49,737
2.100%, 12/12/19		65,000	64,885
2.550%, 11/6/22		27,000	26,915
Bank of Nova Scotia (The)
2.050%, 6/5/19		125,000	125,428
1.875%, 4/26/21		900,000	883,127
4.500%, 12/16/25		100,000	103,887
Barclays Bank plc
5.140%, 10/14/20		182,000	193,688
7.625%, 11/21/22		900,000	981,000
Barclays plc
3.144%, 8/10/21(l)		900,000	939,241
2.635%, 1/10/23(l)		600,000	605,028
3.250%, 2/12/27(m)	GBP	500,000	633,095
4.950%, 1/10/47		$200,000	198,384
BB&T Corp.
5.250%, 11/1/19		54,000	58,350
2.450%, 1/15/20		109,000	110,105
2.750%, 4/1/22		950,000	955,582
BNP Paribas SA
2.700%, 8/20/18		100,000	100,922
5.000%, 1/15/21		91,000	98,246
3.250%, 3/3/23		45,000	45,323
3.800%, 1/10/24§		357,000	355,361
Canadian Imperial Bank of Commerce
1.600%, 9/6/19		50,000	49,572
Capital One NA
2.192%, 8/17/18(l)		1,000,000	1,008,908
2.950%, 7/23/21		250,000	251,941
CIT Group, Inc.
4.250%, 8/15/17		300,000	301,500
5.500%, 2/15/19§		200,000	210,250
5.375%, 5/15/20		600,000	639,000
Citibank NA
2.000%, 3/20/19		250,000	250,748
Citigroup, Inc.
1.800%, 2/5/18		158,000	158,013
1.700%, 4/27/18		650,000	648,711
2.500%, 9/26/18		294,000	296,559
2.550%, 4/8/19		402,000	404,942
2.500%, 7/29/19		371,000	374,034
2.450%, 1/10/20		100,000	100,407
2.650%, 10/26/20		825,000	830,333
2.700%, 3/30/21		300,000	300,809
2.900%, 12/8/21		1,130,000	1,132,124
3.375%, 3/1/23		50,000	50,183
3.500%, 5/15/23(x)		105,000	105,749
3.875%, 10/25/23		75,000	77,223
3.750%, 6/16/24		75,000	76,425
4.000%, 8/5/24		50,000	50,451
3.875%, 3/26/25		112,000	110,954
4.400%, 6/10/25		100,000	102,078
3.400%, 5/1/26		100,000	97,070
3.887%, 1/10/28(l)		193,000	193,776
4.750%, 5/18/46		230,000	225,788
Citizens Bank NA
2.250%, 3/2/20		295,000	294,344
Citizens Financial Group, Inc.
2.375%, 7/28/21		30,000	29,570
Comerica, Inc.
2.125%, 5/23/19		50,000	49,986
Commonwealth Bank of Australia
1.750%, 11/2/18		500,000	499,514
Cooperatieve Rabobank UA
2.250%, 1/14/19		250,000	251,188
3.875%, 2/8/22		91,000	95,991

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20		$250,000	$250,156
3.800%, 9/15/22		500,000	506,448
3.750%, 3/26/25		1,000,000	980,158
4.550%, 4/17/26		250,000	256,885
Eksportfinans ASA
5.500%, 6/26/17		254,000	255,746
Fifth Third Bancorp
2.875%, 7/27/20		100,000	101,631
Fifth Third Bank
2.250%, 6/14/21		300,000	296,269
HSBC Bank USA NA
4.875%, 8/24/20		182,000	194,724
HSBC Holdings plc
2.650%, 1/5/22		566,000	557,159
4.000%, 3/30/22		91,000	94,976
3.262%, 3/13/23(l)		200,000	201,087
4.300%, 3/8/26		200,000	208,034
4.041%, 3/13/28(l)		200,000	202,120
Huntington Bancshares, Inc.
7.000%, 12/15/20		9,000	10,297
3.150%, 3/14/21		100,000	101,598
ING Groep NV
3.950%, 3/29/27		200,000	200,392
JPMorgan Chase & Co.
6.300%, 4/23/19		91,000	98,785
2.200%, 10/22/19		103,000	103,434
2.250%, 1/23/20		900,000	902,424
2.750%, 6/23/20		601,000	608,446
4.400%, 7/22/20		82,000	87,412
4.625%, 5/10/21		91,000	98,216
3.250%, 9/23/22		64,000	65,141
2.972%, 1/15/23		810,000	808,683
3.200%, 1/25/23		54,000	54,479
2.700%, 5/18/23		50,000	48,874
3.875%, 2/1/24		100,000	103,884
3.875%, 9/10/24		299,000	303,048
3.125%, 1/23/25		500,000	491,181
3.900%, 7/15/25		274,000	283,038
3.200%, 6/15/26		90,000	87,269
2.950%, 10/1/26		100,000	95,041
4.125%, 12/15/26		125,000	127,326
4.250%, 10/1/27		85,000	87,086
3.782%, 2/1/28(l)		525,000	529,707
KeyBank NA
2.500%, 12/15/19		250,000	252,500
Lloyds Banking Group plc
4.500%, 11/4/24		200,000	204,984
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	201,709
2.998%, 2/22/22(x)		247,000	248,416
Mizuho Financial Group, Inc.
2.953%, 2/28/22		730,000	729,913
3.663%, 2/28/27		200,000	201,523
MUFG Americas Holdings Corp.
3.500%, 6/18/22		45,000	46,002
National Australia Bank Ltd.
1.875%, 7/12/21		250,000	242,518
Nordea Kredit Realkreditaktieselskab
1.000%, 4/1/18	DKK	8,000,000	1,161,330
Novo Banco SA
5.000%, 5/23/19(m)	EUR	600,000	592,074
PNC Bank NA
2.625%, 2/17/22		$125,000	124,749
PNC Financial Services Group, Inc. (The)
4.375%, 8/11/20		36,000	38,379
3.900%, 4/29/24		75,000	77,808
Regions Financial Corp.
3.200%, 2/8/21		50,000	50,836
Royal Bank of Canada
2.125%, 3/2/20		100,000	100,016
2.350%, 10/30/20		100,000	100,095
4.650%, 1/27/26		75,000	79,292
Royal Bank of Scotland Group plc
3.875%, 9/12/23		627,000	616,780
Royal Bank of Scotland plc (The)
6.934%, 4/9/18	EUR	400,000	454,440
Santander Holdings USA, Inc.
2.504%, 11/24/17(l)		$200,000	201,410
2.700%, 5/24/19		400,000	401,830
4.500%, 7/17/25		50,000	50,700
Santander UK Group Holdings plc
2.875%, 8/5/21		846,000	835,916
Santander UK plc
2.000%, 8/24/18		33,000	33,048
4.000%, 3/13/24		50,000	52,278
Sumitomo Mitsui Banking Corp.
1.950%, 7/23/18		250,000	249,993
1.695%, 10/19/18(l)		1,000,000	1,003,399
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21		100,000	100,768
3.784%, 3/9/26		100,000	102,271
Sumitomo Mitsui Trust Bank Ltd.
2.050%, 3/6/19(b)§		1,000,000	998,479
Svenska Handelsbanken AB
1.500%, 9/6/19		250,000	246,295
Toronto-Dominion Bank (The)
1.450%, 9/6/18		50,000	49,810
1.450%, 8/13/19		50,000	49,385
2.250%, 11/5/19		50,000	50,311
2.500%, 12/14/20		100,000	100,747
2.500%, 1/18/22§		700,000	700,244
UBS Group Funding Jersey Ltd.
2.650%, 2/1/22§		400,000	390,941
4.125%, 9/24/25§		200,000	203,080
US Bancorp
1.950%, 11/15/18(x)		50,000	50,251
2.950%, 7/15/22		209,000	211,042
3.700%, 1/30/24		75,000	78,263
2.375%, 7/22/26		150,000	140,154
Wells Fargo & Co.
2.600%, 7/22/20		67,000	67,576
2.550%, 12/7/20		962,000	964,568
4.600%, 4/1/21		75,000	80,678
2.100%, 7/26/21		600,000	586,929
3.500%, 3/8/22		36,000	37,271
3.450%, 2/13/23		54,000	54,512
3.000%, 2/19/25		100,000	97,456
3.550%, 9/29/25		100,000	100,582
3.000%, 4/22/26		50,000	47,912
3.000%, 10/23/26		243,000	232,044
3.900%, 5/1/45		229,000	219,272
4.900%, 11/17/45		43,000	44,845
4.750%, 12/7/46		209,000	213,090
Wells Fargo Bank NA
2.150%, 12/6/19		125,000	125,246
Westpac Banking Corp.
1.650%, 5/13/19		50,000	49,627
4.875%, 11/19/19		54,000	57,713
2.150%, 3/6/20		1,190,000	1,186,922
2.100%, 5/13/21		50,000	49,159

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
2.800%, 1/11/22(x)	$100,000	$100,578
2.700%, 8/19/26	75,000	71,333

		48,680,306

Capital Markets (2.6%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	50,000	51,754
Ameriprise Financial, Inc.
5.300%, 3/15/20	36,000	39,179
Ares Capital Corp.
3.625%, 1/19/22	50,000	49,425
Bank of New York Mellon Corp. (The)
2.100%, 1/15/19	231,000	232,325
5.450%, 5/15/19	36,000	38,687
1.912%, 8/17/20(l)	400,000	406,704
2.600%, 8/17/20	450,000	455,050
4.150%, 2/1/21	36,000	38,269
2.050%, 5/3/21	625,000	614,482
3.650%, 2/4/24	50,000	51,751
2.450%, 8/17/26	75,000	70,180
BlackRock, Inc.
5.000%, 12/10/19	36,000	38,970
3.500%, 3/18/24	50,000	52,189
CME Group, Inc.
3.000%, 3/15/25	75,000	74,726
Credit Suisse AG
2.300%, 5/28/19	250,000	250,934
4.375%, 8/5/20	146,000	154,518
Deutsche Bank AG
6.000%, 9/1/17	200,000	203,658
2.944%, 5/10/19(l)(x)	300,000	305,058
3.125%, 1/13/21	50,000	49,964
4.250%, 10/14/21§	600,000	614,411
4.100%, 1/13/26(x)	50,000	49,827
Goldman Sachs Group, Inc. (The)
1.720%, 5/22/17(l)	900,000	900,431
6.150%, 4/1/18	136,000	142,165
2.625%, 1/31/19	394,000	397,946
7.500%, 2/15/19	471,000	517,439
2.300%, 12/13/19	40,000	39,971
5.375%, 3/15/20	127,000	137,341
2.201%, 4/23/20(l)	500,000	506,195
2.600%, 4/23/20	126,000	126,558
2.331%, 9/15/20(l)	500,000	507,282
2.750%, 9/15/20	59,000	59,503
2.600%, 12/27/20	100,000	100,014
5.250%, 7/27/21	132,000	144,492
2.350%, 11/15/21	295,000	288,428
5.750%, 1/24/22	75,000	84,461
4.000%, 3/3/24	92,000	95,210
3.500%, 1/23/25	167,000	166,360
3.750%, 5/22/25	316,000	319,416
3.500%, 11/16/26	365,000	356,303
4.800%, 7/8/44	33,000	34,878
ING Bank NV
2.050%, 8/17/18§	1,000,000	1,002,082
Intercontinental Exchange, Inc.
2.750%, 12/1/20	100,000	101,534
3.750%, 12/1/25	30,000	30,948
Jefferies Group LLC
8.500%, 7/15/19	54,000	61,107
5.125%, 1/20/23	18,000	19,278
6.500%, 1/20/43	17,000	18,465
Lazard Group LLC
4.250%, 11/14/20	62,000	65,022
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)*	5,000,000	312,500
0.000%, 12/30/16(h)*	10,200,000	586,500
6.750%, 12/28/17(h)*†	470,000	—
Moody’s Corp.
2.750%, 12/15/21	149,000	148,733
Morgan Stanley
2.125%, 4/25/18	1,000,000	1,004,129
7.300%, 5/13/19	218,000	240,994
2.375%, 7/23/19	75,000	75,470
2.650%, 1/27/20	150,000	151,329
1.842%, 2/14/20(l)	200,000	200,653
2.800%, 6/16/20	219,000	221,357
2.500%, 4/21/21	45,000	44,736
5.500%, 7/28/21	27,000	29,914
2.625%, 11/17/21	755,000	750,408
2.210%, 1/20/22(l)	600,000	604,982
3.750%, 2/25/23	172,000	177,578
4.100%, 5/22/23	27,000	27,920
3.875%, 4/29/24	75,000	77,113
3.700%, 10/23/24	250,000	253,589
4.000%, 7/23/25	291,000	299,825
3.875%, 1/27/26	65,000	65,748
3.125%, 7/27/26	625,000	595,135
4.375%, 1/22/47	320,000	319,310
Nomura Holdings, Inc.
6.700%, 3/4/20	37,000	41,088
Northern Trust Corp.
3.450%, 11/4/20	36,000	37,424
S&P Global, Inc.
2.500%, 8/15/18	100,000	100,702
State Street Corp.
2.650%, 5/19/26	250,000	238,883
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§	535,776	535,772
Thomson Reuters Corp.
4.700%, 10/15/19	27,000	28,546
3.350%, 5/15/26	30,000	29,136
UBS AG
1.615%, 6/1/17(l)	300,000	300,130
4.875%, 8/4/20	170,000	183,509
7.625%, 8/17/22	400,000	458,999
4.750%, 5/22/23(l)(m)	400,000	409,000
UBS Group Funding Switzerland AG
4.253%, 3/23/28(b)(x)§	342,000	346,354

		18,962,356

Consumer Finance (2.1%)
AerCap Ireland Capital DAC
3.750%, 5/15/19	150,000	153,960
4.625%, 10/30/20	230,000	242,400
3.500%, 5/26/22	340,000	342,399
Ally Financial, Inc.
3.250%, 9/29/17	700,000	703,500
8.000%, 3/15/20	804,000	904,500
American Express Co.
7.000%, 3/19/18	2,048,000	2,150,338
8.125%, 5/20/19	45,000	50,736
American Express Credit Corp.
1.125%, 6/5/17	351,000	350,996
2.125%, 3/18/19	50,000	50,215
2.250%, 8/15/19	198,000	199,154
1.700%, 10/30/19	115,000	114,012
American Honda Finance Corp.
2.125%, 10/10/18	75,000	75,572
2.450%, 9/24/20	50,000	50,519
Capital One Financial Corp.
2.450%, 4/24/19	75,000	75,426
3.750%, 7/28/26	389,000	376,258
Caterpillar Financial Services Corp.
7.150%, 2/15/19	36,000	39,412
1.350%, 5/18/19	150,000	148,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
1.700%, 8/9/21	$50,000	$48,309
Discover Financial Services
5.200%, 4/27/22	27,000	29,109
3.950%, 11/6/24	75,000	74,484
4.100%, 2/9/27	242,000	242,025
Ford Motor Credit Co. LLC
1.724%, 12/6/17	549,000	548,847
2.375%, 1/16/18	2,609,000	2,620,441
2.681%, 1/9/20	200,000	201,189
5.875%, 8/2/21	182,000	202,599
4.250%, 9/20/22	200,000	208,425
3.810%, 1/9/24	428,000	428,823
4.389%, 1/8/26	200,000	204,184
General Motors Financial Co., Inc.
3.100%, 1/15/19	36,000	36,577
2.350%, 10/4/19	100,000	99,943
3.200%, 7/13/20	600,000	609,886
3.700%, 11/24/20	97,000	99,908
4.200%, 3/1/21	50,000	52,271
3.200%, 7/6/21	915,000	919,145
3.450%, 4/10/22	75,000	75,390
4.000%, 1/15/25	223,000	223,210
5.250%, 3/1/26	50,000	53,705
HSBC Finance Corp.
6.676%, 1/15/21	100,000	112,797
John Deere Capital Corp.
1.950%, 1/8/19	100,000	100,391
3.150%, 10/15/21	54,000	55,425
LeasePlan Corp. NV
2.875%, 1/22/19§	500,000	501,646
Navient Corp.
8.450%, 6/15/18	300,000	319,500
PACCAR Financial Corp.
1.400%, 5/18/18	75,000	74,909
Synchrony Financial
2.600%, 1/15/19	76,000	76,646
3.000%, 8/15/19	37,000	37,551
2.700%, 2/3/20	48,000	48,154
4.250%, 8/15/24	37,000	37,914
4.500%, 7/23/25	94,000	96,361
3.700%, 8/4/26	50,000	48,272
Toyota Motor Credit Corp.
1.900%, 4/8/21	100,000	98,428
2.750%, 5/17/21	50,000	50,702
3.400%, 9/15/21	54,000	56,184
3.200%, 1/11/27	100,000	100,224

		14,821,374

Diversified Financial Services (0.9%)
Berkshire Hathaway, Inc.
2.200%, 3/15/21	20,000	19,970
3.000%, 2/11/23	75,000	76,339
3.125%, 3/15/26	35,000	34,810
Block Financial LLC
5.500%, 11/1/22	36,000	38,414
Citigroup Commercial Mortgage Trust
3.712%, 4/1/50	60,000	61,797
Delos Finance SARL
3.397%, 10/6/23	1,300,000	1,311,375
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125%, 11/30/22§	157,960	162,509
FMS Wertmanagement AoeR
1.000%, 8/16/19	200,000	197,001
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	200,000	200,634
JPMorgan Chase Bank NA
6.000%, 10/1/17	2,030,000	2,076,078
National Rural Utilities Cooperative Finance Corp.
2.850%, 1/27/25	100,000	98,368
Private Export Funding Corp.
2.250%, 3/15/20	75,000	76,205
2.050%, 11/15/22	46,000	45,494
Rio Oil Finance Trust
9.250%, 7/6/24§	363,665	366,392
Shell International Finance BV
1.375%, 5/10/19	50,000	49,492
1.375%, 9/12/19	50,000	49,323
4.300%, 9/22/19	36,000	38,028
4.375%, 3/25/20	36,000	38,375
2.125%, 5/11/20	75,000	75,044
2.375%, 8/21/22	36,000	35,244
3.400%, 8/12/23	75,000	76,944
2.875%, 5/10/26	50,000	48,627
2.500%, 9/12/26	50,000	46,957
4.125%, 5/11/35	176,000	177,247
3.625%, 8/21/42	51,000	45,792
Siemens Financieringsmaatschappij NV
3.125%, 3/16/24(b)§	558,000	561,891
US Capital Funding II Ltd.
1.784%, 8/1/34(l)§	700,000	514,144
Voya Financial, Inc.
3.650%, 6/15/26	50,000	49,223
Woodside Finance Ltd.
3.650%, 3/5/25§	5,000	4,909

		6,576,626

Insurance (0.5%)
Aflac, Inc.
3.625%, 11/15/24	125,000	128,261
Allstate Corp. (The)
7.450%, 5/16/19	36,000	39,891
4.200%, 12/15/46	76,000	76,688
American International Group, Inc.
6.400%, 12/15/20	91,000	102,829
4.875%, 6/1/22	36,000	38,969
3.750%, 7/10/25	566,000	562,694
3.875%, 1/15/35	55,000	50,072
4.500%, 7/16/44	108,000	103,109
Aon Corp.
5.000%, 9/30/20	36,000	38,787
Aon plc
4.750%, 5/15/45	89,000	89,437
AXIS Specialty Finance LLC
5.875%, 6/1/20	27,000	29,610
Berkshire Hathaway Finance Corp.
1.700%, 3/15/19	30,000	30,036
4.250%, 1/15/21(x)	54,000	57,947
Chubb INA Holdings, Inc.
5.900%, 6/15/19	36,000	39,127
3.350%, 5/3/26	75,000	75,860
CNA Financial Corp.
5.875%, 8/15/20	54,000	59,702
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	50,000	51,839
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20	36,000	39,114
Loews Corp.
3.750%, 4/1/26	50,000	50,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Marsh & McLennan Cos., Inc.
2.350%, 9/10/19		$37,000	$37,243
4.800%, 7/15/21		36,000	39,199
3.750%, 3/14/26		16,000	16,433
4.350%, 1/30/47		31,000	31,178
MetLife, Inc.
4.750%, 2/8/21		91,000	98,434
Metropolitan Life Global Funding I
1.300%, 4/10/17§		587,000	586,985
Montpelier Re Holdings Ltd.
4.700%, 10/15/22		36,000	38,585
New York Life Global Funding
2.900%, 1/17/24§		400,000	401,039
Principal Financial Group, Inc.
4.300%, 11/15/46		100,000	100,873
Progressive Corp. (The)
3.750%, 8/23/21		46,000	48,605
Protective Life Corp.
7.375%, 10/15/19		36,000	40,443
Prudential Financial, Inc.
3.500%, 5/15/24		50,000	51,503
5.875%, 9/15/42(l)		27,000	29,342
4.600%, 5/15/44		140,000	147,523
Travelers Cos., Inc. (The)
5.800%, 5/15/18		45,000	47,064
4.600%, 8/1/43		73,000	79,347
Trinity Acquisition plc
4.400%, 3/15/26		50,000	51,198
Unum Group
5.625%, 9/15/20(x)		36,000	39,502
XLIT Ltd.
2.300%, 12/15/18		62,000	62,434
4.450%, 3/31/25		75,000	75,620

			3,687,414

Thrifts & Mortgage Finance (1.2%)
Nykredit Realkredit A/S
1.000%, 4/1/18	DKK	16,400,000	2,384,557
Realkredit Danmark A/S
1.000%, 4/1/17		31,200,000	4,471,913
1.000%, 4/1/18		10,700,000	1,554,900

			8,411,370

Total Financials			101,139,446

Health Care (1.8%)
Biotechnology (0.4%)
AbbVie, Inc.
1.800%, 5/14/18		$75,000	75,027
2.500%, 5/14/20		254,000	255,322
2.900%, 11/6/22		210,000	208,298
3.600%, 5/14/25		75,000	74,756
4.500%, 5/14/35		39,000	38,684
Amgen, Inc.
6.150%, 6/1/18		11,000	11,554
2.125%, 5/1/20		160,000	159,596
3.450%, 10/1/20		54,000	56,160
3.625%, 5/15/22		45,000	46,656
3.625%, 5/22/24		50,000	51,262
4.400%, 5/1/45		119,000	115,418
Baxalta, Inc.
1.936%, 6/22/18(l)		500,000	500,625
4.000%, 6/23/25		125,000	127,279
Biogen, Inc.
2.900%, 9/15/20		100,000	101,326
Celgene Corp.
2.300%, 8/15/18		43,000	43,316
2.250%, 5/15/19		50,000	50,204
3.875%, 8/15/25		100,000	102,161
Gilead Sciences, Inc.
1.850%, 9/4/18		20,000	20,042
2.350%, 2/1/20		76,000	76,372
2.550%, 9/1/20		50,000	50,413
4.500%, 4/1/21		54,000	58,265
1.950%, 3/1/22(x)		15,000	14,461
2.500%, 9/1/23		72,000	69,449
3.650%, 3/1/26		148,000	147,848
4.600%, 9/1/35		26,000	26,264
4.800%, 4/1/44		218,000	224,734
4.500%, 2/1/45		59,000	57,782
4.750%, 3/1/46		56,000	56,874
4.150%, 3/1/47		98,000	90,689

			2,910,837

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
2.350%, 11/22/19		35,000	35,064
4.125%, 5/27/20		36,000	37,724
2.800%, 9/15/20		68,000	68,746
2.900%, 11/30/21		50,000	50,190
3.250%, 4/15/23		27,000	26,900
3.400%, 11/30/23		50,000	50,113
2.950%, 3/15/25		100,000	95,462
3.875%, 9/15/25		22,000	22,376
3.750%, 11/30/26		50,000	49,925
Becton Dickinson and Co.
1.800%, 12/15/17		29,000	29,028
2.675%, 12/15/19		55,000	55,729
3.250%, 11/12/20		54,000	55,499
4.685%, 12/15/44		21,000	21,720
Boston Scientific Corp.
2.650%, 10/1/18		146,000	147,399
6.000%, 1/15/20		36,000	39,390
3.375%, 5/15/22		1,000,000	1,013,466
Liberty Property LP
4.750%, 10/1/20		36,000	38,406
Medtronic, Inc.
2.500%, 3/15/20		102,000	103,518
4.450%, 3/15/20		54,000	57,366
3.150%, 3/15/22		100,000	102,790
3.625%, 3/15/24		90,000	93,465
3.500%, 3/15/25		100,000	102,201
4.625%, 3/15/44		99,000	105,763
Stryker Corp.
2.000%, 3/8/19		50,000	50,106
4.375%, 1/15/20		36,000	38,108
3.500%, 3/15/26		50,000	50,626
4.625%, 3/15/46		46,000	47,396
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19		27,000	28,637
2.700%, 4/1/20		100,000	100,719

			2,717,832

Health Care Providers & Services (0.3%)
Aetna, Inc.
4.500%, 5/15/42		68,000	70,831
4.125%, 11/15/42		33,000	32,439
4.750%, 3/15/44		31,000	33,508
AmerisourceBergen Corp.
1.150%, 5/15/17		140,000	139,949
4.875%, 11/15/19		27,000	28,827
Anthem, Inc.
1.875%, 1/15/18		360,000	360,297
2.300%, 7/15/18		173,000	173,877
4.350%, 8/15/20		118,000	124,213
Cardinal Health, Inc.
3.500%, 11/15/24		50,000	50,725
Cigna Corp.
5.125%, 6/15/20		39,000	42,098
3.250%, 4/15/25		169,000	166,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Coventry Health Care, Inc.
5.450%, 6/15/21		$28,000	$30,870
Express Scripts Holding Co.
1.250%, 6/2/17		123,000	122,948
3.500%, 6/15/24		50,000	49,227
Humana, Inc.
7.200%, 6/15/18		27,000	28,672
3.850%, 10/1/24		50,000	51,050
Laboratory Corp. of America Holdings
2.625%, 2/1/20		40,000	40,037
4.625%, 11/15/20		45,000	47,718
3.750%, 8/23/22		20,000	20,490
McKesson Corp.
2.700%, 12/15/22		27,000	25,979
2.850%, 3/15/23		36,000	35,337
3.796%, 3/15/24		50,000	51,853
Medco Health Solutions, Inc.
4.125%, 9/15/20		45,000	47,110
Quest Diagnostics, Inc.
3.450%, 6/1/26		30,000	29,676
UnitedHealth Group, Inc.
1.900%, 7/16/18		30,000	30,061
2.700%, 7/15/20		71,000	72,495
2.875%, 3/15/23		27,000	27,092
3.750%, 7/15/25		75,000	77,815
3.450%, 1/15/27		50,000	50,645
4.625%, 7/15/35		16,000	17,398
3.950%, 10/15/42		63,000	60,701
4.200%, 1/15/47		26,000	26,539

			2,167,399

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.050%, 9/22/26		60,000	57,155
Life Technologies Corp.
6.000%, 3/1/20		36,000	39,128
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22		50,000	50,787
3.000%, 4/15/23		70,000	69,153
2.950%, 9/19/26		30,000	28,455

			244,678

Pharmaceuticals (0.7%)
Actavis Funding SCS
3.000%, 3/12/20		811,000	825,209
3.800%, 3/15/25		590,000	595,467
4.750%, 3/15/45		210,000	210,061
Actavis, Inc.
6.125%, 8/15/19		22,000	24,011
3.250%, 10/1/22		536,000	538,697
Allergan, Inc.
3.375%, 9/15/20		45,000	46,112
AstraZeneca plc
2.375%, 11/16/20		75,000	75,117
GlaxoSmithKline Capital plc
2.850%, 5/8/22		45,000	45,384
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18		36,000	37,661
2.800%, 3/18/23		36,000	36,032
Johnson & Johnson
2.950%, 9/1/20		36,000	37,259
2.450%, 12/5/21		25,000	25,265
2.450%, 3/1/26		125,000	119,817
Merck & Co., Inc.
1.300%, 5/18/18		30,000	29,921
2.400%, 9/15/22		27,000	26,713
2.800%, 5/18/23		62,000	62,349
2.750%, 2/10/25		50,000	49,315
Mylan NV
2.500%, 6/7/19		30,000	30,123
3.950%, 6/15/26		50,000	48,960
5.250%, 6/15/46		44,000	44,986
Novartis Capital Corp.
2.400%, 5/17/22		50,000	49,642
3.400%, 5/6/24		50,000	51,477
Novartis Securities Investment Ltd.
5.125%, 2/10/19		64,000	67,950
Pfizer, Inc.
1.200%, 6/1/18		50,000	49,899
1.950%, 6/3/21		125,000	124,117
3.400%, 5/15/24		50,000	51,835
2.750%, 6/3/26		50,000	48,540
Sanofi
1.250%, 4/10/18		45,000	44,925
4.000%, 3/29/21		36,000	38,120
Shire Acquisitions Investments Ireland DAC
1.900%, 9/23/19		50,000	49,650
2.400%, 9/23/21		125,000	122,144
3.200%, 9/23/26		50,000	47,640
Teva Pharmaceutical Finance Co. BV
3.650%, 11/10/21		132,000	134,145
2.950%, 12/18/22		36,000	35,010
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21		45,000	45,731
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 7/19/19		20,000	19,577
2.200%, 7/21/21		100,000	95,850
2.800%, 7/21/23		173,000	164,011
Valeant Pharmaceuticals International, Inc.
4.500%, 5/15/23(m)	EUR	500,000	390,716

			4,539,438

Total Health Care			12,580,184

Industrials (1.2%)
Aerospace & Defense (0.2%)
BAE Systems Holdings, Inc.
2.850%, 12/15/20§		$31,000	31,329
4.750%, 10/7/44§		7,000	7,274
Boeing Co. (The)
2.350%, 10/30/21		62,000	62,039
Embraer Netherlands Finance BV
5.400%, 2/1/27		35,000	35,796
General Dynamics Corp.
2.250%, 11/15/22		62,000	60,922
L3 Technologies, Inc.
4.950%, 2/15/21		73,000	78,441
Lockheed Martin Corp.
2.500%, 11/23/20		75,000	75,389
3.350%, 9/15/21		45,000	46,495
3.550%, 1/15/26		87,000	88,463
3.600%, 3/1/35		51,000	48,666
4.500%, 5/15/36		15,000	15,894
4.070%, 12/15/42		52,000	50,930
4.700%, 5/15/46		42,000	45,372
Northrop Grumman Corp.
3.250%, 8/1/23		75,000	76,579
3.850%, 4/15/45		50,000	46,965
Raytheon Co.
4.400%, 2/15/20		73,000	78,004
Rockwell Collins, Inc.
5.250%, 7/15/19		18,000	19,317
3.200%, 3/15/24		221,000	220,636

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Textron, Inc.
4.000%, 3/15/26	$25,000	$25,460
United Technologies Corp.
1.778%, 5/4/18(e)	216,000	215,954
4.500%, 4/15/20	36,000	38,680
3.100%, 6/1/22	54,000	55,487
4.150%, 5/15/45	60,000	60,019

		1,484,111

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	36,000	39,739
4.900%, 1/15/34	99,000	105,809
3.900%, 2/1/35	9,000	8,675
4.100%, 2/1/45	49,000	45,164
4.750%, 11/15/45	144,000	147,557
4.550%, 4/1/46	65,000	64,802
4.400%, 1/15/47	79,000	76,975
United Parcel Service, Inc.
3.125%, 1/15/21	54,000	56,053
2.400%, 11/15/26	50,000	47,691

		592,465

Airlines (0.1%)
Delta Air Lines, Inc.
2.875%, 3/13/20	488,000	490,830
Southwest Airlines Co.
2.750%, 11/6/19	25,000	25,360

		516,190

Building Products (0.1%)
Johnson Controls International plc
4.250%, 3/1/21	56,000	59,027
5.125%, 9/14/45	90,000	98,701
4.500%, 2/15/47	33,000	33,439
LafargeHolcim Finance US LLC
4.750%, 9/22/46§	200,000	201,656
Masco Corp.
3.500%, 4/1/21	30,000	30,525
4.375%, 4/1/26	20,000	20,775

		444,123

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
4.625%, 3/15/24	100,000	98,607
Republic Services, Inc.
5.500%, 9/15/19	27,000	29,157
5.250%, 11/15/21	36,000	40,038
Waste Management, Inc.
2.900%, 9/15/22	36,000	36,636
3.900%, 3/1/35	61,000	61,241

		265,679

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	36,000	36,285

Electrical Equipment (0.1%)
Eaton Corp.
2.750%, 11/2/22	491,000	487,507
Emerson Electric Co.
4.875%, 10/15/19	45,000	48,315
Rockwell Automation, Inc.
2.875%, 3/1/25	75,000	73,813

		609,635

Industrial Conglomerates (0.1%)
3M Co.
1.625%, 6/15/19	50,000	50,269
General Electric Co.
5.300%, 2/11/21	54,000	59,747
3.150%, 9/7/22	54,000	55,555
2.700%, 10/9/22	64,000	64,359
3.100%, 1/9/23	75,000	76,849
4.500%, 3/11/44	191,000	204,424
Honeywell International, Inc.
4.250%, 3/1/21	45,000	48,413
Ingersoll-Rand Global Holding Co. Ltd.
6.875%, 8/15/18	36,000	38,458
Ingersoll-Rand Luxembourg Finance SA
4.650%, 11/1/44	14,000	14,515
Pentair Finance SA
5.000%, 5/15/21	27,000	29,095
Roper Technologies, Inc.
2.800%, 12/15/21	179,000	179,149
3.800%, 12/15/26	30,000	30,096

		850,929

Machinery (0.1%)
Caterpillar, Inc.
3.400%, 5/15/24	35,000	35,988
Deere & Co.
2.600%, 6/8/22	91,000	90,870
Dover Corp.
3.150%, 11/15/25	50,000	50,388
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	48,120
Kennametal, Inc.
3.875%, 2/15/22	27,000	26,652
Parker-Hannifin Corp.
3.250%, 3/1/27(b)§	100,000	99,404
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	36,334
Xylem, Inc.
4.375%, 11/1/46	14,000	13,806

		401,562

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	36,000	36,399

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	91,000	97,268
3.400%, 9/1/24	50,000	51,360
4.150%, 4/1/45	32,000	31,842
4.700%, 9/1/45	30,000	32,689
4.125%, 6/15/47	200,000	199,335
Canadian National Railway Co.
5.550%, 3/1/19	64,000	68,534
Canadian Pacific Railway Co.
7.250%, 5/15/19	36,000	39,811
CSX Corp.
3.700%, 11/1/23	50,000	51,949
4.250%, 11/1/66	74,000	67,633
Norfolk Southern Corp.
5.900%, 6/15/19	36,000	38,992
2.900%, 6/15/26	35,000	33,785
4.450%, 6/15/45	51,000	53,187
6.000%, 5/23/2111	76,000	88,962
Penske Truck Leasing Co. LP
4.875%, 7/11/22(b)§	500,000	539,171
Ryder System, Inc.
2.875%, 9/1/20	50,000	50,549
Union Pacific Corp.
2.750%, 4/15/23	62,000	61,895
3.250%, 8/15/25	100,000	101,400
3.375%, 2/1/35	29,000	27,965
3.875%, 2/1/55	102,000	95,029

		1,731,356

Trading Companies & Distributors (0.2%)
Air Lease Corp.
2.125%, 1/15/20	50,000	49,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 9/15/23	$346,000	$336,878
3.625%, 4/1/27	115,000	112,185
Aviation Capital Group Corp.
2.875%, 9/17/18§	145,000	146,178
Avolon TLB Borrower 1 US LLC
3.780%, 1/20/22	600,000	607,917
GATX Corp.
2.600%, 3/30/20	41,000	41,541
3.250%, 9/15/26	50,000	47,397
3.850%, 3/30/27	48,000	47,660

		1,389,279

Total Industrials		8,358,013

Information Technology (1.8%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.950%, 2/15/19	50,000	53,095
2.125%, 3/1/19	75,000	75,749
2.450%, 6/15/20	100,000	101,288
1.850%, 9/20/21	100,000	97,761
2.500%, 9/20/26	50,000	47,297
Harris Corp.
2.700%, 4/27/20	108,000	108,935
Juniper Networks, Inc.
3.300%, 6/15/20	35,000	35,788

		519,913

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
3.200%, 4/1/24	64,000	64,072
Avnet, Inc.
5.875%, 6/15/20	45,000	48,806

		112,878

Internet Software & Services (0.0%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	200,000	200,880
Alphabet, Inc.
3.625%, 5/19/21	36,000	38,055
eBay, Inc.
3.250%, 10/15/20	36,000	36,979
2.600%, 7/15/22	45,000	44,069

		319,983

IT Services (0.2%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	50,000	50,532
Everett Spinco, Inc.
2.875%, 3/27/20(b)§	68,000	68,568
Fidelity National Information Services, Inc.
2.000%, 4/15/18	21,000	21,022
3.625%, 10/15/20	86,000	89,127
3.000%, 8/15/26	50,000	46,873
4.500%, 8/15/46	207,000	200,178
Fiserv, Inc.
4.625%, 10/1/20	36,000	38,451
International Business Machines Corp.
7.625%, 10/15/18	91,000	99,172
2.500%, 1/27/22(x)	100,000	100,722
1.875%, 8/1/22	91,000	87,910
3.450%, 2/19/26	100,000	102,049
Mastercard, Inc.
2.950%, 11/21/26	50,000	49,728
Total System Services, Inc.
4.800%, 4/1/26	159,000	170,393
Visa, Inc.
2.200%, 12/14/20	100,000	100,291
3.150%, 12/14/25	100,000	100,290
4.150%, 12/14/35	44,000	46,293

		1,371,599

Semiconductors & Semiconductor Equipment (0.6%)
Analog Devices, Inc.
3.900%, 12/15/25	16,000	16,315
3.500%, 12/5/26	220,000	218,247
5.300%, 12/15/45	17,000	18,786
Applied Materials, Inc.
2.625%, 10/1/20	50,000	50,672
3.300%, 4/1/27	124,000	124,183
4.350%, 4/1/47	72,000	72,765
Broadcom Corp.
2.375%, 1/15/20§	842,000	841,849
3.000%, 1/15/22§	1,058,000	1,056,398
3.625%, 1/15/24§	531,000	534,696
3.875%, 1/15/27§	100,000	100,605
Intel Corp.
2.450%, 7/29/20	30,000	30,460
2.700%, 12/15/22	45,000	45,137
3.700%, 7/29/25	100,000	104,131
KLA-Tencor Corp.
4.125%, 11/1/21	28,000	29,310
4.650%, 11/1/24	50,000	53,133
Lam Research Corp.
2.750%, 3/15/20	61,000	61,782
2.800%, 6/15/21	77,000	77,106
QUALCOMM, Inc.
2.250%, 5/20/20	100,000	100,091
4.800%, 5/20/45	34,000	35,574
Texas Instruments, Inc.
1.750%, 5/1/20	100,000	98,962

		3,670,202

Software (0.4%)
Adobe Systems, Inc.
4.750%, 2/1/20	21,000	22,601
Autodesk, Inc.
3.600%, 12/15/22	36,000	36,638
CA, Inc.
3.600%, 8/15/22	100,000	101,452
Microsoft Corp.
4.200%, 6/1/19	54,000	57,043
1.100%, 8/8/19	40,000	39,556
1.850%, 2/6/20	50,000	50,156
2.000%, 11/3/20	75,000	75,180
1.550%, 8/8/21	75,000	73,058
2.375%, 5/1/23	102,000	100,547
2.700%, 2/12/25	75,000	73,593
2.400%, 8/8/26	100,000	94,444
3.300%, 2/6/27	100,000	101,445
3.500%, 2/12/35	110,000	105,378
3.700%, 8/8/46	554,000	517,346
4.250%, 2/6/47	320,000	326,961
Oracle Corp.
5.750%, 4/15/18	109,000	113,796
1.900%, 9/15/21	770,000	755,991
2.500%, 10/15/22	73,000	72,622
3.400%, 7/8/24	75,000	76,525
2.950%, 5/15/25	100,000	98,193
2.650%, 7/15/26	45,000	42,529
3.250%, 5/15/30	149,000	145,930
4.000%, 7/15/46	57,000	54,350
4.375%, 5/15/55	64,000	62,443

		3,197,777

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
1.000%, 5/3/18	91,000	90,731
1.700%, 2/22/19	100,000	100,356
2.250%, 2/23/21	150,000	150,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
2.150%, 2/9/22	$100,000	$98,650
2.400%, 5/3/23	136,000	133,547
3.000%, 2/9/24	153,000	154,241
3.250%, 2/23/26	110,000	111,014
3.350%, 2/9/27	50,000	50,476
3.450%, 2/9/45	42,000	37,254
4.650%, 2/23/46	473,000	506,388
Diamond 1 Finance Corp.
3.480%, 6/1/19§	535,000	547,969
4.420%, 6/15/21§	50,000	52,280
5.450%, 6/15/23§	360,000	386,659
6.020%, 6/15/26§	140,000	152,589
8.350%, 7/15/46§	130,000	167,906
Hewlett Packard Enterprise Co.
2.850%, 10/5/18	220,000	222,617
3.600%, 10/15/20	255,000	262,491
4.900%, 10/15/25	50,000	51,886
HP, Inc.
3.750%, 12/1/20	37,000	38,435
4.375%, 9/15/21	45,000	47,606
Seagate HDD Cayman
3.750%, 11/15/18	75,000	76,406
Xerox Corp.
6.350%, 5/15/18	54,000	56,337
3.800%, 5/15/24(x)	50,000	49,245

		3,545,219

Total Information Technology		12,737,571

Materials (0.4%)
Chemicals (0.2%)
Agrium, Inc.
3.150%, 10/1/22	36,000	35,969
4.125%, 3/15/35	30,000	28,615
Air Products & Chemicals, Inc.
4.375%, 8/21/19	36,000	38,112
Albemarle Corp.
4.150%, 12/1/24	100,000	104,074
Celanese US Holdings LLC
5.875%, 6/15/21	10,000	11,050
4.625%, 11/15/22	10,000	10,591
Dow Chemical Co. (The)
8.550%, 5/15/19	56,000	63,376
3.000%, 11/15/22	27,000	27,314
3.500%, 10/1/24	75,000	76,201
4.375%, 11/15/42	26,000	25,447
4.625%, 10/1/44	44,000	44,809
Eastman Chemical Co.
3.600%, 8/15/22	45,000	46,258
4.800%, 9/1/42	38,000	39,194
Ecolab, Inc.
4.350%, 12/8/21	45,000	48,477
EI du Pont de Nemours & Co.
3.625%, 1/15/21	64,000	66,496
2.800%, 2/15/23	45,000	44,470
Lubrizol Corp. (The)
8.875%, 2/1/19	26,000	29,284
LYB International Finance BV
4.000%, 7/15/23	36,000	37,483
LYB International Finance II BV
3.500%, 3/2/27	100,000	98,012
Methanex Corp.
3.250%, 12/15/19	36,000	36,259
Monsanto Co.
2.125%, 7/15/19	50,000	49,990
2.200%, 7/15/22	18,000	17,233
3.600%, 7/15/42	71,000	60,255
Potash Corp. of Saskatchewan, Inc.
4.875%, 3/30/20	27,000	28,603
PPG Industries, Inc.
3.600%, 11/15/20	27,000	28,153
Praxair, Inc.
4.500%, 8/15/19	36,000	38,149
2.700%, 2/21/23	36,000	35,741
RPM International, Inc.
6.125%, 10/15/19	36,000	39,323
Sherwin-Williams Co. (The)
4.000%, 12/15/42	25,000	22,896

		1,231,834

Construction Materials (0.0%)
CRH America, Inc.
5.750%, 1/15/21	45,000	49,516
Vulcan Materials Co.
7.500%, 6/15/21	50,000	58,546

		108,062

Containers & Packaging (0.0%)
Bemis Co., Inc.
6.800%, 8/1/19	36,000	39,610
International Paper Co.
4.750%, 2/15/22	75,000	80,846
3.650%, 6/15/24	67,000	67,935
4.800%, 6/15/44	9,000	8,906
Packaging Corp. of America
3.900%, 6/15/22	36,000	37,666
WestRock RKT Co.
3.500%, 3/1/20	59,000	60,493

		295,456

Metals & Mining (0.2%)
Barrick Gold Corp.
4.100%, 5/1/23	12,000	12,824
5.250%, 4/1/42	110,000	118,518
Barrick North America Finance LLC
4.400%, 5/30/21	11,000	11,764
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	43,000	43,751
5.000%, 9/30/43	100,000	111,387
Glencore Funding LLC
4.000%, 3/27/27(b)§	220,000	217,049
Goldcorp, Inc.
3.625%, 6/9/21	35,000	36,092
Newmont Mining Corp.
3.500%, 3/15/22	120,000	123,375
4.875%, 3/15/42	90,000	89,232
Nucor Corp.
5.850%, 6/1/18	27,000	28,241
5.200%, 8/1/43	47,000	52,450
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	37,345
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	91,000	103,668
4.125%, 5/20/21	18,000	19,082
Rio Tinto Finance USA plc
2.875%, 8/21/22	6,000	6,025
4.125%, 8/21/42(x)	70,000	69,529
Vale Overseas Ltd.
4.625%, 9/15/20(x)	64,000	66,629

		1,146,961

Paper & Forest Products (0.0%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27	25,000	24,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Georgia-Pacific LLC
7.375%, 12/1/25	$65,000	$82,847

		107,807

Total Materials		2,890,120

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)
2.750%, 1/15/20	25,000	25,078
American Tower Corp. (REIT)
5.050%, 9/1/20	64,000	68,870
2.250%, 1/15/22	50,000	48,191
5.000%, 2/15/24	50,000	53,869
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23	50,000	52,963
Boston Properties LP (REIT)
3.700%, 11/15/18	36,000	37,067
5.875%, 10/15/19	54,000	58,468
2.750%, 10/1/26	50,000	45,978
Brixmor Operating Partnership LP (REIT)
3.250%, 9/15/23	500,000	488,281
3.850%, 2/1/25	100,000	98,690
Corporate Office Properties LP (REIT)
5.000%, 7/1/25	100,000	104,097
Crown Castle International Corp. (REIT)
5.250%, 1/15/23	400,000	435,600
DDR Corp. (REIT)
4.625%, 7/15/22	27,000	28,283
Digital Realty Trust LP (REIT)
3.400%, 10/1/20	400,000	408,566
3.625%, 10/1/22	27,000	27,279
Duke Realty LP (REIT)
3.250%, 6/30/26	30,000	29,106
ERP Operating LP (REIT)
3.000%, 4/15/23	75,000	74,376
Essex Portfolio LP (REIT)
3.875%, 5/1/24	25,000	25,592
HCP, Inc. (REIT)
3.150%, 8/1/22	36,000	35,805
4.250%, 11/15/23	70,000	72,262
Hospitality Properties Trust (REIT)
4.950%, 2/15/27	70,000	71,641
Host Hotels & Resorts LP (REIT)
4.750%, 3/1/23	36,000	37,992
Kilroy Realty LP (REIT)
4.375%, 10/1/25	1,000,000	1,042,066
Kimco Realty Corp. (REIT)
6.875%, 10/1/19	36,000	40,107
3.200%, 5/1/21	25,000	25,263
National Retail Properties, Inc. (REIT)
3.800%, 10/15/22	27,000	27,896
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	400,000	405,620
4.500%, 1/15/25	500,000	498,832
Prologis LP (REIT)
4.250%, 8/15/23	50,000	53,320
Select Income REIT
4.500%, 2/1/25	100,000	100,536
Simon Property Group LP (REIT)
5.650%, 2/1/20	41,000	44,637
2.350%, 1/30/22	50,000	49,304
3.300%, 1/15/26	75,000	73,881
UDR, Inc. (REIT)
4.250%, 6/1/18	36,000	36,972
Ventas Realty LP (REIT)
4.250%, 3/1/22	40,000	42,234
3.250%, 8/15/22	36,000	36,183
VEREIT Operating Partnership LP (REIT)
3.000%, 2/6/19	10,000	10,013
4.125%, 6/1/21	5,000	5,124
4.600%, 2/6/24	10,000	10,275
4.875%, 6/1/26	10,000	10,393
Vornado Realty LP (REIT)
5.000%, 1/15/22	45,000	48,689
Washington REIT
3.950%, 10/15/22	36,000	36,350
WEA Finance LLC (REIT)
3.250%, 10/5/20§	500,000	509,559
Weingarten Realty Investors (REIT)
3.375%, 10/15/22	54,000	54,199
Welltower, Inc. (REIT)
6.125%, 4/15/20	26,000	28,759
4.000%, 6/1/25	100,000	101,414
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23	50,000	53,819

		5,673,499

Real Estate Management & Development (0.1%)
Celulosa Arauco y Constitucion SA
5.000%, 1/21/21	45,000	47,472
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 3/20/22(b)§	500,000	504,335

		551,807

Total Real Estate		6,225,306

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
5.875%, 10/1/19	36,000	39,188
1.617%, 1/15/20(l)	600,000	604,004
5.200%, 3/15/20	22,000	23,795
2.450%, 6/30/20	25,000	24,995
4.600%, 2/15/21	54,000	57,645
2.800%, 2/17/21	75,000	75,164
5.000%, 3/1/21	36,000	38,953
3.200%, 3/1/22	35,000	35,277
3.000%, 6/30/22	25,000	24,867
2.625%, 12/1/22	27,000	26,341
3.600%, 2/17/23	75,000	75,916
3.800%, 3/1/24	90,000	90,500
3.950%, 1/15/25	50,000	50,256
3.400%, 5/15/25	150,000	144,798
4.250%, 3/1/27	150,000	151,859
5.250%, 3/1/37	99,000	100,748
6.375%, 3/1/41	46,000	52,594
4.300%, 12/15/42	127,000	113,049
4.750%, 5/15/46	119,000	111,023
CC Holdings GS V LLC
3.849%, 4/15/23	100,000	102,261
Deutsche Telekom International Finance BV
6.750%, 8/20/18	73,000	77,791
Orange SA
2.750%, 2/6/19	25,000	25,295
5.375%, 7/8/19	36,000	38,539
5.500%, 2/6/44	50,000	57,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
SFR Group SA
7.375%, 5/1/26§	$300,000	$308,640
Telefonica Emisiones SAU
5.134%, 4/27/20	33,000	35,580
5.462%, 2/16/21	45,000	49,387
4.103%, 3/8/27	187,000	188,174
Verizon Communications, Inc.
2.871%, 9/14/18(l)	100,000	102,117
3.650%, 9/14/18	75,000	76,990
4.500%, 9/15/20	114,000	121,337
4.600%, 4/1/21	91,000	97,228
2.946%, 3/15/22(b)§	465,000	463,467
2.450%, 11/1/22	36,000	34,673
5.150%, 9/15/23	175,000	192,334
4.150%, 3/15/24	100,000	103,285
5.250%, 3/16/37	222,000	228,946
3.850%, 11/1/42	267,000	224,003
4.862%, 8/21/46	196,000	187,518

		4,555,703

Wireless Telecommunication Services (0.1%)
America Movil SAB de CV
5.000%, 3/30/20	100,000	106,874
Rogers Communications, Inc.
6.800%, 8/15/18	45,000	48,019
4.100%, 10/1/23	50,000	52,712
5.000%, 3/15/44	19,000	20,358
Vodafone Group plc
5.450%, 6/10/19	54,000	57,790
2.500%, 9/26/22	45,000	43,892
2.950%, 2/19/23	45,000	44,019
4.375%, 2/19/43	120,000	109,161

		482,825

Total Telecommunication Services		5,038,528

Utilities (1.1%)
Electric Utilities (0.9%)
Baltimore Gas & Electric Co.
3.500%, 8/15/46	47,000	42,703
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	40,000	43,998
Commonwealth Edison Co.
4.700%, 1/15/44	99,000	107,948
DTE Electric Co.
2.650%, 6/15/22	45,000	44,854
Duke Energy Carolinas LLC
4.300%, 6/15/20	34,000	36,329
2.500%, 3/15/23	50,000	49,450
Duke Energy Corp.
5.050%, 9/15/19	36,000	38,457
2.650%, 9/1/26	75,000	69,914
Duke Energy Progress LLC
5.300%, 1/15/19	45,000	47,795
3.250%, 8/15/25	50,000	51,153
Emera US Finance LP
2.150%, 6/15/19	122,000	121,978
2.700%, 6/15/21	152,000	150,392
3.550%, 6/15/26	50,000	48,973
Entergy Arkansas, Inc.
3.750%, 2/15/21	924,000	961,215
Entergy Texas, Inc.
7.125%, 2/1/19	45,000	49,033
Exelon Corp.
2.850%, 6/15/20	140,000	141,426
2.450%, 4/15/21	26,000	25,629
3.950%, 6/15/25	75,000	77,203
FirstEnergy Corp.
4.250%, 3/15/23	515,000	530,630
Georgia Power Co.
5.400%, 6/1/18	54,000	56,204
1.950%, 12/1/18	50,000	50,095
Great Plains Energy, Inc.
2.500%, 3/9/20	178,000	178,705
Indiana Michigan Power Co.
7.000%, 3/15/19	45,000	49,113
IPALCO Enterprises, Inc.
5.000%, 5/1/18	417,000	429,175
LG&E & KU Energy LLC
3.750%, 11/15/20	54,000	55,897
Nevada Power Co.
7.125%, 3/15/19	54,000	59,424
NextEra Energy Capital Holdings, Inc.
3.625%, 6/15/23	50,000	50,707
NSTAR Electric Co.
2.375%, 10/15/22	45,000	44,177
Ohio Power Co.
6.050%, 5/1/18	36,000	37,570
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	36,000	38,521
Pacific Gas & Electric Co.
3.500%, 10/1/20	45,000	46,359
3.400%, 8/15/24	50,000	50,976
4.750%, 2/15/44	83,000	91,323
4.300%, 3/15/45	26,000	26,738
PacifiCorp
5.500%, 1/15/19	45,000	48,049
PECO Energy Co.
1.700%, 9/15/21	100,000	97,000
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	47,898
Public Service Co. of Colorado
3.200%, 11/15/20	45,000	46,572
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	50,150
Southern California Edison Co.
1.250%, 11/1/17	28,000	27,928
3.500%, 10/1/23	50,000	51,944
Southern Co. (The)
2.350%, 7/1/21	650,000	637,786
2.950%, 7/1/23	25,000	24,273
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	136,000	139,920
Virginia Electric & Power Co.
3.500%, 3/15/27	164,000	167,118
4.450%, 2/15/44	39,000	40,897
4.200%, 5/15/45	81,000	82,355
Wisconsin Electric Power Co.
2.950%, 9/15/21	45,000	46,043
Xcel Energy, Inc.
3.350%, 12/1/26	100,000	99,863

		5,511,860

Gas Utilities (0.0%)
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	54,000	56,996
Dominion Gas Holdings LLC
3.600%, 12/15/24	100,000	101,478
4.600%, 12/15/44	54,000	54,231

		212,705

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	45,000	48,850
Dynegy, Inc.
8.000%, 1/15/25(x)§	500,000	478,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
NRG Energy, Inc.
7.625%, 1/15/18	$104,000	$106,860
PSEG Power LLC
5.125%, 4/15/20	36,000	38,483
3.000%, 6/15/21	300,000	302,318
TransAlta Corp.
4.500%, 11/15/22	27,000	27,000

		1,001,661

Multi-Utilities (0.1%)
Ameren Corp.
2.700%, 11/15/20	50,000	50,464
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	36,000	37,416
3.750%, 11/15/23	50,000	52,052
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	36,000	37,500
7.125%, 12/1/18	36,000	39,107
Consumers Energy Co.
6.700%, 9/15/19	45,000	50,204
3.375%, 8/15/23	87,000	89,533
3.950%, 5/15/43	39,000	38,265
Dominion Resources, Inc.
4.104%, 4/1/21(e)	40,000	41,680
2.750%, 9/15/22	45,000	44,045
5.750%, 10/1/54(l)	50,000	52,124
Puget Sound Energy, Inc.
4.300%, 5/20/45	101,000	108,003
Sempra Energy
9.800%, 2/15/19	64,000	72,973
2.875%, 10/1/22	32,000	31,672
Southern Co. Gas Capital Corp.
3.500%, 9/15/21	45,000	46,093

		791,131

Total Utilities		7,517,357

Total Corporate Bonds		188,784,285

Foreign Government Securities (1.6%)
Canadian Government Bond
1.625%, 2/27/19	50,000	50,239
Export Development Canada
1.750%, 7/21/20	75,000	74,863
1.500%, 5/26/21	100,000	97,923
Export-Import Bank of Korea
4.000%, 1/29/21	545,000	570,161
2.750%, 1/25/22	100,000	99,652
Iraq Government AID Bond
2.149%, 1/18/22	200,000	200,266
Japan Bank for International Cooperation
1.750%, 11/13/18	200,000	200,271
2.375%, 4/20/26	200,000	191,966
2.250%, 11/4/26	50,000	47,163
Japan Finance Organization for Municipalities
2.125%, 4/13/21§	500,000	488,975
Korea Development Bank (The)
1.375%, 9/12/19	250,000	245,647
4.625%, 11/16/21	50,000	54,041
Korea Housing Finance Corp.
2.000%, 10/11/21§	800,000	772,248
Kreditanstalt fuer Wiederaufbau
0.875%, 4/19/18	200,000	199,590
4.500%, 7/16/18	91,000	94,655
1.125%, 8/6/18	100,000	99,879
1.000%, 9/7/18	100,000	99,650
1.125%, 11/16/18	100,000	99,596
1.500%, 2/6/19	125,000	125,094
4.875%, 6/17/19	91,000	97,456
4.000%, 1/27/20	91,000	96,731
1.750%, 3/31/20	150,000	150,427
1.875%, 6/30/20	125,000	125,333
2.750%, 9/8/20	57,000	58,736
2.750%, 10/1/20	100,000	102,964
1.500%, 6/15/21(x)	100,000	98,292
2.000%, 11/30/21	150,000	150,102
2.625%, 1/25/22	91,000	92,925
2.125%, 1/17/23	118,000	117,015
2.500%, 11/20/24	125,000	125,456
Landwirtschaftliche Rentenbank
1.375%, 10/23/19	21,000	20,845
2.000%, 1/13/25	75,000	72,236
Oesterreichische Kontrollbank AG
1.625%, 3/12/19	50,000	50,005
1.500%, 10/21/20	75,000	73,612
Petroleos Mexicanos
8.000%, 5/3/19	91,000	100,164
6.000%, 3/5/20(x)	113,000	121,334
3.500%, 7/23/20	75,000	75,469
6.375%, 2/4/21	50,000	54,250
3.500%, 1/30/23	41,000	38,786
6.875%, 8/4/26	50,000	55,452
6.500%, 3/13/27§	140,000	150,079
Province of Manitoba
2.050%, 11/30/20	100,000	100,488
Province of New Brunswick
2.750%, 6/15/18	45,000	45,665
Province of Ontario
2.000%, 9/27/18	50,000	50,373
4.000%, 10/7/19	136,000	143,024
4.400%, 4/14/20	45,000	48,119
2.450%, 6/29/22(x)	45,000	45,114
3.200%, 5/16/24	162,000	167,030
Province of Quebec
3.500%, 7/29/20	91,000	95,317
2.625%, 2/13/23	102,000	102,635
2.500%, 4/20/26	50,000	48,841
Republic of Chile
3.125%, 1/21/26(x)	100,000	100,900
Republic of Colombia
4.000%, 2/26/24(x)	805,000	828,345
Republic of Hungary
4.000%, 3/25/19(x)	100,000	103,750
6.375%, 3/29/21	100,000	112,625
5.375%, 3/25/24	160,000	178,000
Republic of Korea
7.125%, 4/16/19	91,000	100,173
Republic of Panama
3.750%, 3/16/25	200,000	204,250
Republic of Peru
7.125%, 3/30/19	36,000	39,510
7.350%, 7/21/25	200,000	259,300
Republic of Philippines
4.000%, 1/15/21	136,000	144,500
Republic of Poland
6.375%, 7/15/19	136,000	149,090
5.125%, 4/21/21	45,000	49,275
4.000%, 1/22/24	75,000	78,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of South Africa
4.665%, 1/17/24		$100,000	$101,250
4.875%, 4/14/26		200,000	201,500
Republic of Uruguay
8.000%, 11/18/22		45,000	54,844
4.375%, 10/27/27		150,000	156,375
Russian Federation
7.500%, 8/18/21	RUB	7,136,000	125,105
8.150%, 2/3/27		7,764,000	141,546
7.050%, 1/19/28		7,808,000	130,347
State of Israel
2.875%, 3/16/26		$200,000	195,750
United Kingdom Gilt
1.750%, 9/7/22(m)	GBP	10,795	14,419
United Mexican States
3.625%, 3/15/22		192,000	197,520
4.000%, 10/2/23		150,000	154,688
4.125%, 1/21/26		200,000	205,600
4.150%, 3/28/27		908,000	923,891

Total Foreign Government Securities			11,637,457

Mortgage-Backed Securities (26.6%)
FHLMC
6.000%, 4/1/17		48	48
6.000%, 5/1/17		14	14
6.000%, 7/1/17		72	73
6.000%, 8/1/17		208	210
5.500%, 11/1/17		286	288
3.000%, 1/1/30		49,477	50,910
2.500%, 3/1/30		41,625	42,027
2.500%, 5/1/30		107,024	107,798
3.000%, 5/1/30		90,482	93,147
3.000%, 6/1/30		173,570	178,574
2.500%, 7/1/30		41,960	42,261
3.000%, 7/1/30		86,778	89,281
2.500%, 8/1/30		121,445	122,181
3.000%, 8/1/30		26,977	27,748
2.500%, 9/1/30		155,282	156,117
3.500%, 9/1/30		78,844	82,568
3.500%, 4/1/31		4,951	5,195
2.763%, 11/1/31(l)		2,094	2,196
2.500%, 4/15/32 TBA		635,000	635,496
3.000%, 4/15/32 TBA		475,000	487,209
3.500%, 4/15/32 TBA		210,000	218,745
5.500%, 2/1/35		15,518	17,331
2.925%, 4/1/36(l)		47,774	50,218
4.500%, 2/1/39		37,035	39,943
4.500%, 12/1/39		15,213	16,408
4.000%, 8/1/40		16,082	16,973
3.500%, 12/1/40		66,829	68,826
4.000%, 4/1/41		768	811
4.500%, 5/1/41		97,476	105,129
5.500%, 6/1/41		65,533	72,558
5.000%, 11/1/41		172,674	189,051
3.500%, 4/1/42		68,070	70,274
3.500%, 8/1/42		50,188	51,887
3.500%, 10/1/42		31,499	32,437
3.000%, 12/1/42		145,301	145,006
3.000%, 1/1/43		73,689	73,459
3.000%, 3/1/43		76,883	76,642
3.000%, 4/1/43		514,044	512,438
3.500%, 6/1/43		38,733	40,044
3.000%, 7/1/43		380,346	379,455
3.500%, 7/1/43		15,240	15,774
3.000%, 8/1/43		217,499	216,819
4.500%, 9/1/43		140,866	151,441
4.500%, 11/1/43		64,100	68,913
4.500%, 12/1/43		118,569	127,471
3.500%, 1/1/44		19,392	20,053
4.500%, 2/1/44		54,567	58,664
4.000%, 4/1/44		69,764	73,890
4.000%, 8/1/44		109,478	116,363
4.500%, 9/1/44		174,083	187,153
3.500%, 12/1/44		385,423	396,821
3.000%, 1/1/45		5,130,169	5,098,105
3.000%, 7/1/45		2,582,487	2,565,539
3.500%, 8/1/45		588,170	605,654
3.500%, 9/1/45		8,825	9,100
4.000%, 9/1/45		78,331	83,184
4.000%, 10/1/45		99,388	104,815
4.000%, 12/1/45		33,260	35,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 1/1/46	$423,226	$444,024
3.000%, 5/1/46	4,649,239	4,611,463
3.000%, 6/1/46	9,998	9,917
3.000%, 9/1/46	62,201	61,773
4.000%, 9/1/46	579,740	608,410
4.000%, 10/1/46	357,245	374,911
3.000%, 11/1/46	108,069	107,157
3.000%, 12/1/46	642,348	638,429
3.500%, 12/1/46	64,520	66,025
3.000%, 1/1/47	561,775	557,035
3.500%, 1/1/47	663,325	678,898
3.000%, 2/1/47	938,749	930,829
3.500%, 2/1/47	289,681	296,526
3.000%, 3/1/47	2,302,757	2,283,327
3.500%, 4/15/47 TBA	1,131,163	1,156,968
4.000%, 4/15/47 TBA	138,000	144,760
4.500%, 4/15/47 TBA	49,000	52,510
3.500%, 5/15/47 TBA	2,000,000	2,041,483
FNMA
5.500%, 6/1/17	37	38
4.000%, 4/1/23	582	609
5.000%, 2/1/24(l)	125	133
4.000%, 9/1/25	33,133	34,892
4.000%, 1/1/26	65,587	69,110
4.000%, 4/1/26	19,787	20,878
2.500%, 5/1/26	40,000	38,789
3.500%, 7/1/26	233,609	243,820
4.000%, 7/1/26	80,908	85,253
4.000%, 8/1/26	45,298	47,731
2.772%, 1/1/28(l)	14,599	15,106
3.500%, 3/1/29	56,775	59,310
3.000%, 4/1/29	66,541	68,522
3.500%, 4/1/29	133,920	140,088
3.000%, 5/1/29	71,903	74,021
3.000%, 6/1/29	68,939	70,969
3.500%, 7/1/29	78,267	81,761
3.000%, 9/1/29	111,413	114,694
3.500%, 9/1/29	71,716	75,086
3.500%, 12/1/29	280,083	293,289
3.000%, 1/1/30	309,246	318,258
3.500%, 1/1/30	32,556	34,020
3.000%, 3/1/30	62,291	64,116
2.500%, 4/1/30	42,601	42,912
3.000%, 4/1/30	53,797	55,348
2.500%, 5/1/30	21,795	21,978
3.000%, 5/1/30	30,679	31,578
2.500%, 7/1/30	19,464	19,606
3.000%, 7/1/30	109,260	112,414
3.500%, 7/1/30	24,941	26,086
2.500%, 8/1/30	156,335	157,139
3.000%, 8/1/30	293,428	301,852
3.500%, 8/1/30	56,985	59,752
2.500%, 9/1/30	85,203	85,673
3.000%, 9/1/30	120,234	123,712
2.500%, 11/1/30	176,134	176,880
3.500%, 2/1/31	5,897	6,185
3.000%, 3/1/31	98,755	101,540
3.500%, 3/1/31	12,342	12,943
2.500%, 6/1/31	46,303	46,475
2.500%, 7/1/31	140,748	141,270
4.000%, 8/1/31	16,396	17,464
2.500%, 10/1/31	320,022	321,130
2.500%, 11/1/31	253,839	254,794
2.500%, 1/1/32	205,013	205,389
2.500%, 2/1/32	120,386	120,607
2.500%, 3/1/32	206,987	207,712
3.000%, 4/25/32 TBA	523,000	536,279
4.500%, 4/25/32 TBA	279,000	285,169
1.848%, 3/1/33(l)	19,418	19,683
6.000%, 2/1/34	41,491	47,082
5.500%, 5/1/34	193,545	215,568
6.000%, 8/1/34	23,296	26,465
3.000%, 9/1/34	3,242,290	3,303,210
3.500%, 12/1/34	2,837,651	2,951,268
5.000%, 2/1/35	248,841	272,826
5.500%, 2/1/35	109,157	121,580
6.000%, 4/1/35	371,262	420,929
5.500%, 12/1/35	66,065	73,703
3.154%, 1/1/36(l)	278,374	287,984
4.000%, 1/1/36	72,296	76,391
3.000%, 10/1/36	6,355	6,443
3.000%, 11/1/36	63,352	64,186
3.000%, 12/1/36	325,237	329,518
6.000%, 2/1/38	17,206	19,634
6.000%, 3/1/38	6,285	7,177
6.000%, 5/1/38	20,462	23,388
6.000%, 10/1/38	6,229	7,091

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 12/1/38	$8,053	$9,168
5.500%, 1/1/39	32,255	36,354
4.000%, 5/1/39	608	641
4.000%, 6/1/39	19,252	20,319
4.000%, 7/1/39	28,015	29,514
4.500%, 7/1/39	241,209	260,685
6.000%, 7/1/39	26,971	30,313
5.500%, 9/1/39	63,802	71,232
5.500%, 12/1/39	51,514	57,416
5.500%, 3/1/40	5,223	5,907
6.500%, 5/1/40	169,154	193,604
4.000%, 7/1/40	64,037	67,584
4.500%, 7/1/40	58,919	63,520
4.000%, 8/1/40	116,015	122,405
4.500%, 8/1/40	96,640	104,186
4.000%, 9/1/40	116,600	123,022
4.000%, 10/1/40	368,647	390,121
4.000%, 11/1/40	20,088	21,194
2.790%, 12/1/40(l)	6,253	6,502
4.000%, 12/1/40	1,387,256	1,463,664
4.000%, 1/1/41	27,225	28,665
4.000%, 4/1/41	10,146	10,704
5.500%, 4/1/41	13,087	14,586
4.500%, 5/1/41	3,729	4,033
3.400%, 6/1/41(l)	45,450	47,646
4.500%, 7/1/41	12,722	13,702
5.000%, 7/1/41	337,882	370,179
5.000%, 8/1/41	10,085	11,048
3.512%, 9/1/41(l)	32,147	33,520
4.000%, 9/1/41	279,124	294,410
4.500%, 9/1/41	43,523	46,962
4.000%, 10/1/41	16,782	17,701
4.500%, 10/1/41	109,925	118,337
4.000%, 12/1/41	67,347	71,668
3.500%, 1/1/42	53,452	55,041
4.000%, 2/1/42	62,323	65,736
3.500%, 4/1/42	8,275	8,529
3.500%, 5/1/42	2,371	2,444
4.000%, 5/1/42	125,123	131,975
3.500%, 6/1/42	7,708	7,944
4.000%, 6/1/42	35,572	37,520
3.500%, 7/1/42	6,231	6,422
4.000%, 7/1/42	229,300	243,753
3.000%, 8/1/42	287,763	287,055
4.000%, 8/1/42	19,479	20,545
4.500%, 8/1/42	33,534	36,059
3.500%, 9/1/42	153,041	157,988
4.000%, 9/1/42	34,789	36,694
4.500%, 9/1/42	208,287	224,551
3.500%, 10/1/42	134,794	139,218
3.000%, 12/1/42	79,554	79,433
4.000%, 12/1/42	143,600	152,230
3.000%, 1/1/43	158,040	157,822
4.000%, 1/1/43	56,208	59,287
3.000%, 2/1/43	307,538	307,094
3.500%, 2/1/43	67,907	70,084
3.000%, 3/1/43	611,150	609,985
3.500%, 3/1/43	72,712	75,044
3.000%, 4/1/43	427,589	426,826
3.000%, 5/1/43	573,609	572,865
3.000%, 6/1/43	102,724	102,653
3.500%, 6/1/43	72,052	74,363
3.000%, 7/1/43	824,200	822,881
3.500%, 7/1/43	158,041	163,353
3.000%, 8/1/43	55,894	55,739
3.500%, 8/1/43	214,100	221,059
4.500%, 9/1/43	256,978	276,924
4.000%, 10/1/43	41,781	44,069
3.500%, 12/1/43	74,308	76,923
4.500%, 12/1/43	59,587	64,073
5.000%, 12/1/43	465,688	505,146
4.500%, 1/1/44	72,135	77,712
4.500%, 4/1/44	599,244	645,100
3.500%, 6/1/44	565,308	582,112
3.500%, 7/1/44	65,731	67,715
4.000%, 8/1/44	627,450	666,911
3.000%, 10/1/44	3,127,443	3,118,769
3.500%, 12/1/44	1,963,957	1,995,334
4.000%, 12/1/44	74,818	79,453
3.500%, 2/1/45	5,206,072	5,289,247
4.000%, 2/1/45	57,098	60,421
3.000%, 4/1/45	3,366,152	3,324,733
3.000%, 5/1/45	4,574,590	4,518,302
4.000%, 10/1/45	555,829	587,172
4.000%, 11/1/45	157,433	166,841
4.500%, 11/1/45	6,649	7,191
4.000%, 12/1/45	269,595	285,529
4.000%, 1/1/46	59,732	63,377
4.000%, 2/1/46	94,894	100,388
3.500%, 4/1/46	10,582	10,895
3.000%, 6/1/46	84,427	84,035
4.000%, 6/1/46	217,333	229,265
3.000%, 7/1/46	341,169	339,050
3.000%, 8/1/46	754,191	749,518
3.000%, 9/1/46	551,201	548,052
3.000%, 10/1/46	321,155	319,272
3.000%, 11/1/46	238,168	236,882
3.500%, 11/1/46	25,940	26,549
4.000%, 11/1/46	38,760	41,053
3.000%, 12/1/46	183,194	182,286
3.500%, 12/1/46	100,553	103,589
3.000%, 1/1/47	4,187,584	4,155,097
3.500%, 1/1/47	1,155,062	1,182,360
3.000%, 2/1/47	3,120,669	3,096,799
3.500%, 2/1/47	48,095	49,563
3.000%, 3/1/47	1,838,433	1,824,422
3.000%, 4/1/47	248,662	246,729
3.500%, 4/25/47 TBA	2,301,243	2,354,100
4.000%, 4/25/47 TBA	9,000,000	9,440,859
5.000%, 4/25/47 TBA	126,000	137,665
5.500%, 4/25/47 TBA	12,000	13,331
3.000%, 5/25/47 TBA	17,000,000	16,826,014
3.500%, 5/25/47 TBA	17,500,000	17,865,721
4.000%, 5/25/47 TBA	15,000,000	15,704,296
4.500%, 5/25/47 TBA	6,500,000	6,959,824
3.500%, 6/25/47 TBA	12,000,000	12,224,530

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
GNMA
2.125%, 7/20/27(l)	$1,056	$1,077
5.500%, 4/15/33	1,584	1,801
5.000%, 12/15/38	11,019	12,330
5.000%, 7/15/39	68,156	75,356
4.000%, 7/20/39	12,201	12,999
5.000%, 10/20/39	12,512	13,778
4.500%, 12/20/39	4,953	5,334
4.500%, 1/20/40	6,122	6,540
4.500%, 2/20/40	4,907	5,284
4.500%, 5/20/40	447	481
4.500%, 8/20/40	11,995	12,917
4.000%, 10/20/40	63,650	67,814
4.000%, 11/20/40	196,368	209,216
5.000%, 12/15/40	42,017	46,388
4.000%, 12/20/40	76,845	81,873
4.000%, 1/15/41	78,517	83,627
4.000%, 1/20/41	65,308	69,558
4.000%, 3/15/41	55,556	59,172
4.500%, 5/20/41	405,961	437,026
4.500%, 6/20/41	40,627	43,696
4.500%, 7/20/41	27,758	29,855
4.500%, 11/20/41	69,060	74,277
3.500%, 12/20/41	223,202	232,889
4.500%, 2/15/42	371,918	401,308
5.000%, 7/20/42	28,434	30,579
3.500%, 9/20/42	37,186	38,800
3.500%, 1/20/43	35,739	37,290
5.000%, 7/20/44	5,099	5,484
4.000%, 10/20/44	2,330	2,468
4.500%, 10/20/44	85,955	92,126
4.500%, 11/20/44	130,202	139,550
3.500%, 1/20/45	2,235,801	2,305,583
3.000%, 7/15/45	893,480	903,741
3.500%, 10/20/46	128,580	133,652
4.000%, 1/20/47	1,650,226	1,745,565
3.500%, 2/20/47	870,852	904,904
4.000%, 2/20/47	191,587	202,746
3.000%, 4/15/47 TBA	4,321,000	4,359,412
3.500%, 4/15/47 TBA	4,664,255	4,836,415
4.000%, 4/15/47 TBA	238,000	251,369
5.500%, 4/15/47 TBA	250,000	278,359
4.000%, 5/15/47 TBA	1,000,000	1,054,414

Total Mortgage-Backed Securities		189,431,967

Municipal Bonds (1.0%)
City of Chicago Taxable General Obligation Bonds, Series 2015B
5.633%, 1/1/20	300,000	301,110
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.375%, 6/15/43	230,000	259,608
5.500%, 6/15/43	270,000	307,309
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	45,000	58,614
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075%, 11/1/20	290,000	309,236
4.325%, 11/1/21	470,000	509,997
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	45,000	56,462
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	25,000	34,741
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.841%, 8/1/21	145,000	166,324
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	60,000	80,509
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995%, 7/1/20	50,000	51,395
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	35,000	39,290
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	45,000	60,550
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875%, 12/15/39	1,595,000	1,680,842
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	56,000	80,562
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	45,357
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311%, 6/1/40	750,000	964,627
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	545,000	620,341
5.435%, 5/15/23	715,000	822,235
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	45,000	65,015
State of California Department of Water Resources, Revenue Bonds, Series P
2.000%, 5/1/22	75,000	73,459
State of California, Various Purposes, General Obligation Bonds, Series 2009
6.200%, 3/1/19	36,000	39,169
6.200%, 10/1/19	36,000	39,939
7.550%, 4/1/39	210,000	307,984
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	200,000	182,484

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H
5.389%, 3/15/40	$45,000	$53,785
University of California, General Revenue Bonds, Series 2012- AD
4.858%, 5/15/2112	45,000	44,234

Total Municipal Bonds		7,255,178

Supranational (0.7%)
African Development Bank
1.125%, 9/20/19	125,000	123,455
Asian Development Bank
0.875%, 4/26/18	150,000	149,456
1.750%, 9/11/18	100,000	100,451
1.875%, 10/23/18	45,000	45,247
1.750%, 1/10/20	100,000	100,024
1.375%, 3/23/20	27,000	26,592
2.125%, 11/24/21	50,000	49,498
2.000%, 2/16/22	100,000	98,684
1.875%, 2/18/22	100,000	98,192
2.625%, 1/12/27	50,000	50,539
Corp. Andina de Fomento
8.125%, 6/4/19	45,000	50,377
European Bank for Reconstruction & Development
1.000%, 6/15/18	36,000	35,856
1.500%, 3/16/20	27,000	26,807
1.125%, 8/24/20	100,000	97,071
2.125%, 3/7/22	100,000	99,336
European Investment Bank
1.000%, 6/15/18	136,000	135,372
1.875%, 3/15/19	75,000	75,441
1.250%, 5/15/19	100,000	99,251
1.750%, 6/17/19	125,000	125,309
1.250%, 12/16/19	200,000	197,375
1.625%, 3/16/20	100,000	99,600
1.375%, 6/15/20	100,000	98,425
2.875%, 9/15/20	91,000	94,563
4.000%, 2/16/21	91,000	97,548
2.000%, 3/15/21	125,000	124,671
2.500%, 4/15/21	50,000	50,790
2.250%, 3/15/22	100,000	100,111
3.250%, 1/29/24	50,000	52,200
1.875%, 2/10/25	100,000	94,956
2.125%, 4/13/26	75,000	71,790
Inter-American Development Bank
1.125%, 8/28/18	75,000	74,727
4.250%, 9/10/18	136,000	141,482
1.375%, 7/15/20	91,000	89,781
2.125%, 11/9/20	50,000	50,432
1.875%, 3/15/21	100,000	99,717
1.750%, 4/14/22	100,000	98,318
3.000%, 2/21/24	75,000	77,823
2.125%, 1/15/25	100,000	97,395
International Bank for Reconstruction & Development
1.375%, 4/10/18	50,000	50,025
1.000%, 6/15/18	75,000	74,881
0.875%, 7/19/18	200,000	198,791
1.875%, 3/15/19	75,000	75,585
1.250%, 7/26/19	200,000	198,683
1.875%, 10/7/19	125,000	125,854
1.875%, 4/21/20	250,000	251,041
2.125%, 11/1/20	75,000	75,681
1.625%, 3/9/21	100,000	98,752
1.375%, 5/24/21	75,000	73,139
2.250%, 6/24/21	125,000	126,146
1.375%, 9/20/21	100,000	97,044
2.125%, 2/13/23	68,000	67,278
1.750%, 4/19/23	100,000	96,682
2.500%, 7/29/25	75,000	74,823
International Finance Corp.
0.875%, 6/15/18	45,000	44,757
1.625%, 7/16/20	100,000	99,571
1.125%, 7/20/21	100,000	96,240

Total Supranational		5,323,635

U.S. Government Agency Securities (0.7%)
FFCB
0.750%, 4/18/18	100,000	99,630
1.620%, 4/20/21	150,000	148,125
FHLB
5.250%, 6/5/17	2,000	2,016
1.250%, 1/16/19	200,000	199,795
1.125%, 6/21/19	275,000	273,365
0.875%, 8/5/19	250,000	246,773
1.000%, 9/26/19	100,000	98,864
1.375%, 11/15/19	185,000	184,551
4.125%, 3/13/20	271,000	290,603
1.830%, 7/29/20	75,000	75,380
1.375%, 2/18/21	100,000	98,527
2.875%, 9/13/24	75,000	77,270
FHLMC
0.750%, 4/9/18	100,000	99,689
1.000%, 5/11/18	100,000	99,940
1.050%, 5/17/18	100,000	99,980
1.000%, 6/29/18	100,000	99,923
1.000%, 8/15/18	100,000	99,731
3.750%, 3/27/19	61,000	63,858
1.750%, 5/30/19	261,000	262,944
2.000%, 7/30/19	36,000	36,474
1.300%, 8/28/19	100,000	99,427
1.250%, 10/2/19	136,000	135,243
1.800%, 1/27/20	100,000	100,028
1.375%, 5/1/20	91,000	90,442
2.375%, 1/13/22	200,000	203,495
FNMA
1.875%, 9/18/18	100,000	100,990
1.625%, 11/27/18	75,000	75,460
1.000%, 2/26/19	250,000	248,514
1.300%, 4/29/19	125,000	124,350
0.875%, 8/2/19	150,000	147,969
1.000%, 10/24/19	200,000	197,649
1.750%, 11/26/19	100,000	100,698
1.500%, 6/22/20	125,000	124,609
1.500%, 11/30/20	100,000	99,294
1.875%, 12/28/20	100,000	100,522
2.000%, 1/5/22	200,000	200,183
2.625%, 9/6/24	82,000	83,488
2.125%, 4/24/26	110,000	105,235
1.875%, 9/24/26	100,000	93,172
Resolution Funding Corp.
(Zero Coupon), 7/15/18 STRIPS	27,000	26,551

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Tennessee Valley Authority
3.875%, 2/15/21	$91,000	$98,057
2.875%, 9/15/24	50,000	51,587

Total U.S. Government Agency Securities		5,264,401

U.S. Treasury Obligations (23.5%)
U.S. Treasury Bonds
8.500%, 2/15/20	546,000	654,001
7.875%, 2/15/21	91,000	111,759
1.750%, 1/15/28 TIPS(l)	1,916,091	2,165,373
2.500%, 1/15/29 TIPS(l)	2,085,901	2,550,180
3.875%, 4/15/29 TIPS(l)	605,201	836,971
4.375%, 11/15/39	700,000	868,886
4.625%, 2/15/40(v)	100,000	128,453
4.375%, 5/15/40	200,000	248,356
3.000%, 5/15/42	300,000	300,000
3.625%, 8/15/43	400,000	445,375
3.750%, 11/15/43	300,000	341,358
3.625%, 2/15/44(v)	200,000	222,875
3.000%, 5/15/45(v)	300,000	298,294
2.875%, 8/15/45	1,300,000	1,261,000
1.000%, 2/15/46 TIPS(l)	614,928	624,190
2.250%, 8/15/46	2,177,000	1,843,001
2.875%, 11/15/46	1,342,000	1,302,495
3.000%, 2/15/47#	2,380,000	2,372,005
U.S. Treasury Notes
0.750%, 4/15/18	750,000	747,270
0.625%, 4/30/18	364,000	362,122
0.750%, 4/30/18	1,100,000	1,095,746
2.625%, 4/30/18	227,000	230,613
1.000%, 5/15/18	400,000	399,470
0.875%, 5/31/18	650,000	648,141
1.000%, 5/31/18	546,000	545,172
2.375%, 5/31/18	364,000	369,130
1.125%, 6/15/18	500,000	499,959
0.625%, 6/30/18	900,000	894,410
1.375%, 6/30/18	562,000	563,607
0.875%, 7/15/18	300,000	299,002
0.750%, 7/31/18	300,000	298,430
1.375%, 7/31/18	500,000	501,453
2.250%, 7/31/18	182,000	184,609
1.000%, 8/15/18	400,000	399,172
4.000%, 8/15/18	328,000	340,797
0.750%, 8/31/18	400,000	397,719
1.500%, 8/31/18	750,000	753,375
1.000%, 9/15/18	400,000	399,019
0.750%, 9/30/18	650,000	645,912
1.375%, 9/30/18	601,000	602,719
0.875%, 10/15/18	450,000	447,912
0.750%, 10/31/18	200,000	198,604
1.250%, 10/31/18	1,000,000	1,000,820
1.250%, 11/15/18	500,000	500,397
3.750%, 11/15/18	728,000	757,740
1.000%, 11/30/18	200,000	199,323
1.250%, 11/30/18	500,000	500,336
1.250%, 12/15/18	400,000	400,220
1.375%, 12/31/18	546,000	547,427
1.500%, 12/31/18	175,000	175,826
1.125%, 1/15/19	325,000	324,396
1.125%, 1/31/19	4,633,000	4,623,933
1.250%, 1/31/19	364,000	364,115
1.500%, 1/31/19	375,000	376,734
0.750%, 2/15/19	400,000	396,389
2.750%, 2/15/19	786,000	807,891
1.125%, 2/28/19	5,389,000	5,376,854
1.500%, 2/28/19	500,000	502,350
1.000%, 3/15/19	400,000	398,002
1.250%, 3/31/19	3,514,000	3,513,451
1.500%, 3/31/19	225,000	226,053
1.625%, 3/31/19	400,000	402,831
0.875%, 4/15/19	600,000	595,139
1.250%, 4/30/19	273,000	272,832
1.625%, 4/30/19	500,000	503,477
0.875%, 5/15/19	350,000	346,940
1.500%, 5/31/19	850,000	853,652
0.875%, 6/15/19	400,000	396,156
1.000%, 6/30/19	546,000	542,127
1.625%, 6/30/19	500,000	503,258
0.750%, 7/15/19	250,000	246,709
1.625%, 7/31/19	500,000	503,145
0.750%, 8/15/19	400,000	394,356
1.000%, 8/31/19	364,000	360,818
1.625%, 8/31/19	600,000	603,591
0.875%, 9/15/19	425,000	419,780
1.000%, 9/30/19	546,000	540,745
1.750%, 9/30/19	550,000	554,937
1.000%, 10/15/19	400,000	396,006
1.250%, 10/31/19	546,000	543,795
1.500%, 10/31/19	600,000	601,256
1.000%, 11/15/19	200,000	197,808
3.375%, 11/15/19	915,000	961,250
1.500%, 11/30/19	625,000	625,981
1.375%, 12/15/19	300,000	299,456
1.125%, 12/31/19	546,000	541,231

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
1.625%, 12/31/19	$250,000	$251,160
1.375%, 1/15/20	4,732,000	4,720,983
1.250%, 1/31/20	750,000	745,236
1.375%, 1/31/20	546,000	544,464
1.375%, 2/15/20(z)	4,743,000	4,728,104
3.625%, 2/15/20	1,230,000	1,304,329
1.250%, 2/29/20	546,000	542,080
1.375%, 2/29/20	525,000	523,023
1.625%, 3/15/20	3,544,000	3,556,986
1.125%, 3/31/20	364,000	359,794
1.375%, 3/31/20	600,000	597,389
1.125%, 4/30/20	282,000	278,455
1.375%, 4/30/20	500,000	497,387
3.500%, 5/15/20	700,000	741,169
1.375%, 5/31/20	400,000	397,516
1.500%, 5/31/20	600,000	598,509
1.625%, 6/30/20	550,000	550,468
1.625%, 7/31/20	600,000	600,052
2.625%, 8/15/20	989,000	1,020,702
1.375%, 8/31/20	425,000	421,158
2.125%, 8/31/20	500,000	507,844
1.375%, 9/30/20	500,000	495,043
2.000%, 9/30/20	375,000	379,324
1.375%, 10/31/20	650,000	642,896
1.750%, 10/31/20	350,000	350,793
2.625%, 11/15/20	911,000	940,657
1.625%, 11/30/20	500,000	498,543
2.000%, 11/30/20	300,000	303,061
1.750%, 12/31/20	450,000	450,309
2.375%, 12/31/20	500,000	511,758
1.375%, 1/31/21	600,000	591,670
2.125%, 1/31/21	375,000	380,147
3.625%, 2/15/21	500,000	535,293
1.125%, 2/28/21	250,000	243,934
2.000%, 2/28/21	500,000	504,367
1.250%, 3/31/21	550,000	538,734
2.250%, 3/31/21	250,000	254,434
0.125%, 4/15/21 TIPS(l)	2,169,099	2,192,289
1.375%, 4/30/21	600,000	589,931
2.250%, 4/30/21	700,000	712,288
3.125%, 5/15/21	636,000	669,002
1.375%, 5/31/21	675,000	663,050
2.000%, 5/31/21	550,000	554,168
1.125%, 6/30/21	650,000	631,262
2.125%, 6/30/21	550,000	556,613
1.125%, 7/31/21	450,000	436,444
2.250%, 7/31/21	450,000	457,446
2.125%, 8/15/21	452,000	457,332
1.125%, 8/31/21	700,000	678,240
2.000%, 8/31/21	400,000	402,191
1.125%, 9/30/21	500,000	483,809
2.125%, 9/30/21	400,000	404,156
1.250%, 10/31/21	575,000	558,954
2.000%, 10/31/21	400,000	401,847
2.000%, 11/15/21	637,000	639,941
1.750%, 11/30/21	775,000	770,023
1.875%, 11/30/21	550,000	549,424
2.000%, 12/31/21	500,000	501,988
2.125%, 12/31/21	500,000	504,734
1.500%, 1/31/22	475,000	465,656
1.875%, 1/31/22#	5,449,000	5,437,548
2.000%, 2/15/22	452,000	453,861
1.750%, 2/28/22	475,000	470,818
1.875%, 2/28/22	6,306,000	6,292,895
1.750%, 3/31/22	500,000	495,270
1.875%, 3/31/22	511,000	509,723
1.750%, 4/30/22	450,000	445,395
1.750%, 5/15/22	478,000	472,906
1.875%, 5/31/22	500,000	497,621
2.125%, 6/30/22	400,000	402,747
2.000%, 7/31/22	500,000	499,852
1.625%, 8/15/22	378,000	370,207
1.875%, 8/31/22	500,000	496,121
1.750%, 9/30/22	500,000	492,391
1.875%, 10/31/22	500,000	495,281
1.625%, 11/15/22	650,000	634,984
2.000%, 11/30/22	500,000	498,125
2.125%, 12/31/22	500,000	501,250
1.750%, 1/31/23	450,000	441,605
2.000%, 2/15/23	900,000	895,219
1.500%, 2/28/23	500,000	483,316
1.500%, 3/31/23	300,000	289,666
1.625%, 4/30/23	500,000	485,785
1.750%, 5/15/23	1,033,000	1,010,468
1.625%, 5/31/23	400,000	388,272
1.375%, 6/30/23	400,000	382,106
1.250%, 7/31/23	500,000	473,273
2.500%, 8/15/23	775,000	790,682
1.375%, 8/31/23	350,000	333,504
1.375%, 9/30/23	450,000	428,326
1.625%, 10/31/23	625,000	604,048
2.750%, 11/15/23	1,000,000	1,035,414
2.125%, 11/30/23	500,000	498,273
2.250%, 12/31/23	450,000	451,614
2.250%, 1/31/24	3,407,000	3,417,647
2.750%, 2/15/24	837,000	866,046
2.125%, 2/29/24	3,240,000	3,222,686
2.125%, 3/31/24	2,615,000	2,599,473
2.500%, 5/15/24	1,137,000	1,157,262
0.125%, 7/15/24 TIPS(l)	5,041,960	4,994,909
2.375%, 8/15/24	1,100,000	1,108,697
2.250%, 11/15/24	1,100,000	1,097,250
0.250%, 1/15/25 TIPS(l)	102,527	101,652
2.000%, 2/15/25	1,150,000	1,124,583
2.125%, 5/15/25	1,125,000	1,108,125
0.375%, 7/15/25 TIPS(l)	614,412	615,906
2.000%, 8/15/25	1,125,000	1,095,486
2.250%, 11/15/25	1,100,000	1,090,487
1.625%, 2/15/26	1,200,000	1,128,347
1.625%, 5/15/26	1,200,000	1,125,759
1.500%, 8/15/26	2,607,000	2,412,555
2.000%, 11/15/26	2,528,000	2,442,147
0.375%, 1/15/27 TIPS(l)	931,913	927,814
2.250%, 2/15/27	1,257,000	1,241,091

Total U.S. Treasury Obligations		168,323,515

Total Long-Term Debt Securities (108.3%) (Cost $789,878,620)		774,401,042

SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.5%)
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.67%, 8/17/17(l)	460,000	460,809
BNP Paribas SA
1.53%, 8/17/17	230,000	230,167
Cooperatieve Rabobank UA
1.54%, 8/16/17(l)	460,000	460,809
Credit Industriel et Commercial
1.64%, 8/16/17(l)	460,000	460,984
Credit Suisse AG
1.82%, 8/16/17(l)	230,000	230,480
1.83%, 8/24/17(l)	230,000	230,504
Skandinaviska Enskilda Banken AB
1.52%, 8/17/17(l)	460,000	460,744
Sumitomo Mitsui Banking Corp.
1.67%, 8/18/17(l)	235,000	235,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Sumitomo Mitsui Trust Bank Ltd.
1.53%, 8/16/17	$460,000	$460,481
Swedbank AB
1.38%, 8/18/17	230,000	230,262
Toronto-Dominion Bank (The)
1.54%, 8/15/17(l)	450,000	450,787

Total Certificates of Deposit		3,911,490

Commercial Paper (3.8%)
Anthem, Inc.
1.04%, 4/10/17(n)(p)	600,000	599,827
ANZ New Zealand Int’l Ltd.
1.66%, 1/9/18(n)(p)	800,000	789,662
Bell Canada, Inc.
1.20%, 5/15/17(n)(p)	1,100,000	1,098,350
1.20%, 5/18/17(n)(p)	800,000	798,718
BPCE SA
1.09%, 8/14/17(n)(p)	450,000	448,155
Caterpillar Financial Services Corp.
1.00%, 4/21/17(n)(p)	1,200,000	1,199,301
Credit Suisse AG
1.06%, 7/3/17(n)(p)	1,000,000	997,241
Dominion Resources, Inc.
1.27%, 5/15/17(n)(p)	1,200,000	1,198,103
Duke Energy Corp.
1.09%, 4/13/17(n)(p)	1,100,000	1,099,566
Ecolab, Inc.
1.19%, 4/13/17(n)(p)	500,000	499,785
Electricite de France SA
1.12%, 4/24/17(n)(p)	1,100,000	1,099,176
Enbridge Energy Partners LP
1.36%, 5/10/17(n)(p)	500,000	499,246
1.20%, 6/19/17(n)(p)	500,000	498,665
Entergy Corp.
1.25%, 4/7/17(n)(p)	800,000	799,806
Enterprise Products Operating LLC
1.25%, 4/12/17(n)(p)	300,000	299,876
Hewlett Packard Enterprise Co.
1.31%, 4/3/17(n)(p)	1,100,000	1,099,880
HP, Inc.
1.18%, 4/17/17(n)(p)	300,000	299,832
Humana, Inc.
1.27%, 4/6/17(n)(p)	1,100,000	1,099,767
Mizuho Bank Ltd.
1.28%, 8/16/17(n)(p)	450,000	447,811
Mondelez International, Inc.
1.03%, 4/4/17(n)(p)	1,000,000	999,886
1.27%, 5/12/17(n)(p)	900,000	898,670
Moody’s Corp.
1.08%, 4/17/17(n)(p)	400,000	399,795
ONEOK Partners LP
1.10%, 4/3/17(n)(p)	1,000,000	999,907
1.03%, 4/10/17(n)(p)	1,000,000	999,715
Plains All American Pipeline LP
1.78%, 4/24/17(n)(p)	900,000	898,933
Schlumberger Holdings Corp.
1.17%, 4/27/17(n)(p)	1,100,000	1,099,037
Sempra Global
1.19%, 4/26/17(n)(p)	900,000	899,230
1.54%, 8/23/17(n)(p)	1,100,000	1,093,236
Southern Co. (The)
1.20%, 4/27/17(n)(p)	1,000,000	999,103
Tyson Foods, Inc.
1.24%, 4/20/17(n)(p)	1,200,000	1,199,172
Viacom, Inc.
1.21%, 4/26/17(n)(p)	1,200,000	1,198,949

Total Commercial Paper		26,558,400

	Number of Shares	Value (Note 1)
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares	10,621,973	10,625,159

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $500,037, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $510,000.(xx)	$500,000	500,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $250,023, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $255,001.(xx)	250,000	250,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $600,065, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $658,792.(xx)	600,000	600,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $200,016, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $204,000.(xx)	200,000	200,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $777,804, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $793,308.(xx)	777,753	777,753
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $102,062.(xx)	100,000	100,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $300,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $306,185.(xx)	$300,000	$300,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $1,000,082, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $1,020,083.(xx)	1,000,000	1,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $400,028, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $408,029.(xx)	400,000	400,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $350,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $357,000.(xx)	350,000	350,000

Total Repurchase Agreements		4,477,753

U.S. Government Agency Security (0.0%)
FHLB
0.71%, 5/11/17(o)(p)	200,000	199,839

Total Short-Term Investments (6.4%) (Cost $45,761,145)		45,772,641

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
10 Year U.S. Treasury Notes
April 2017 @ $123.00*	40	3,125
April 2017 @ $124.00*	45	11,250
May 2017 @ $101.00*	15	—
May 2017 @ $105.00*	13	—
May 2017 @ $106.00*	63	—
May 2017 @ $106.50*	9	—
May 2017 @ $107.50*	8	—
May 2017 @ $108.00*	1	—
May 2017 @ $108.50*	1	—
May 2017 @ $110.00*	64	—
May 2017 @ $110.50*	4	—
May 2017 @ $111.00*	13	—
May 2017 @ $112.00*	14	—
May 2017 @ $112.50*	4	—
5 Year U.S. Treasury Notes
May 2017 @ $98.00*	33	—
May 2017 @ $99.50*	55	—
May 2017 @ $101.50*	60	—
May 2017 @ $103.00*	6	—
May 2017 @ $108.00*	155	—
90 Day Eurodollar
June 2017 @ $98.50*	269	1,681
Euro-Bund
May 2017 @ EUR142.00*	4	43
May 2017 @ EUR142.50*	31	330
May 2017 @ EUR 143.00*	8	85
May 2017 @ EUR 145.00*	10	107
Eurodollar
April 2017 @ $97.50*	136	10,201

Total Options Purchased (0.0%) (Cost $65,083)		26,822

Total Investments Before Securities Sold Short (114.7%) (Cost $835,704,848)		820,200,505

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-2.1%)
FHLMC
3.000%, 4/15/47 TBA	$(2,631,326)	(2,607,377)
FNMA
2.500%, 4/25/32 TBA	(375,000)	(375,234)
3.500%, 4/25/32 TBA	(408,000)	(424,639)
3.000%, 4/25/47 TBA	(9,088,317)	(9,011,635)
4.000%, 4/25/47 TBA	(1,945,000)	(2,040,275)
4.500%, 4/25/47 TBA	(88,000)	(94,373)
4.500%, 5/25/47 TBA	(134,000)	(143,479)
6.000%, 5/25/47 TBA	(38,000)	(42,922)
GNMA
4.000%, 4/15/47 TBA	(437,000)	(461,615)
4.500%, 4/15/47 TBA	(104,000)	(111,077)

Total Securities Sold Short (-2.1%) (Proceeds Received $15,225,360)		(15,312,626)

Total Investments after Securities Sold Short (112.6%) (Cost $820,479,488)		804,887,879
Other Assets Less Liabilities (-12.6%)		(89,930,632)

Net Assets (100%)		$714,957,247

*	Non-income producing.

†	Securities (totaling $485,928 or 0.1% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2017, the market value of these securities amounted to $99,999,240 or 14.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $62,858.

(b)	Illiquid Security. At March 31, 2017, the market value of these securities amounted to $18,456,848 or 2.6% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2017. Maturity date disclosed is the ultimate maturity date.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2017, the market value of these securities amounted to $6,863,276 or 1.0% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2017.

(p)	Yield to maturity.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $144,000.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $4,386,823. This was secured by cash collateral of $4,477,753 which was subsequently invested in joint repurchase agreements with a total value of $4,477,753 for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

(z)	All or a portion of the Security is held as a Sale-Buyback Position. See Note 1.

Glossary:

CLO	—	Collateralized Loan Obligation

DKK	—	Denmark Krone

EUR	—	European Currency Unit

FFCB	—	Federal Farm Credit Bank

FHLB	—	Federal Home Loan Bank

FHLMC	—	Federal Home Loan Mortgage Corp.

FNMA	—	Federal National Mortgage Association

GBP	—	British Pound

GNMA	—	Government National Mortgage Association

IO	—	Interest Only

REMIC	—	Real Estate Mortgage Investment Conduit

RUB	—	Russian Ruble

STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	—	To Be Announced; Security is subject to delayed delivery

TIPS	—	Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	246	June-17	$30,514,564	$30,642,375	$127,811
2 Year U.S. Treasury Notes	14	June-17	3,022,970	3,030,344	7,374
5 Year U.S. Treasury Notes	400	June-17	47,025,608	47,090,625	65,017
90 Day Euro Euribor	60	September-17	16,047,653	16,049,206	1,553
90 Day Eurodollar	4	December-17	983,755	984,500	745
Euro-Bund	88	June-17	15,068,888	15,153,851	84,963
U.S. Long Bond	31	June-17	4,695,502	4,676,156	(19,346)

					$268,117

Sales
10 Year Canadian Bond	19	June-17	$1,945,314	$1,961,936	$(16,622)
10 Year Japanese Government Bond	9	June-17	12,133,428	12,148,747	(15,319)
10 Year U.S. Treasury Notes	48	June-17	5,962,240	5,979,000	(16,760)
5 Year U.S. Treasury Notes	12	June-17	1,405,020	1,412,719	(7,699)
90 Day Eurodollar	24	September-17	5,916,603	5,914,200	2,403
90 Day Eurodollar	76	December-17	18,745,547	18,705,500	40,047
90 Day Eurodollar	6	December-18	1,468,792	1,469,850	(1,058)
90 Day Eurodollar	4	March-19	979,195	979,150	45
Euro-Bund	6	June-17	1,042,423	1,033,217	9,206
Euro-OAT	119	June-17	18,503,596	18,666,610	(163,014)
Long Gilt	78	June-17	12,292,954	12,467,908	(174,954)
U.S. Ultra Bond	5	June-17	786,668	803,125	(16,457)

					$(360,182)

					$(92,065)

At March 31, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 4/4/17	Goldman Sachs & Co.	3,838	$4,808,630	$4,769,025	$39,605
Canadian Dollar vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	561	421,852	419,678	2,174
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	6,363	912,441	915,210	(2,769)
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	6,262	897,958	897,778	180
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	10,403	1,491,769	1,497,875	(6,106)
Danish Krone vs. U.S. Dollar, expiring 4/3/17	JPMorgan Chase Bank	39	5,553	5,884	(331)
European Union Euro vs. U.S. Dollar, expiring 4/4/17	HSBC Bank plc	134	142,951	143,859	(908)
European Union Euro vs. U.S. Dollar, expiring 5/2/17	Bank of America	94	100,405	100,489	(84)
Mexican Peso vs. U.S. Dollar, expiring 4/17/17	Bank of America	1,786	95,201	86,912	8,289
Swiss Franc vs. U.S. Dollar, expiring 5/15/17	JPMorgan Chase Bank	36	36,028	36,355	(327)

					$39,723

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 4/4/17	Goldman Sachs & Co.	3,838	$4,774,430	$4,808,630	$(34,200)
British Pound vs. U.S. Dollar, expiring 5/2/17	Goldman Sachs & Co.	3,838	4,772,276	4,811,779	(39,503)
Canadian Dollar vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	813	610,232	611,347	(1,115)
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	31,551	4,964,851	4,524,309	440,542

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	924	$135,985	$135,366	$619
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	6,363	934,705	932,180	2,525
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	10,403	1,530,146	1,524,040	6,106
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	6,262	917,307	917,383	(76)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	Bank of America	310	45,322	45,415	(93)
Danish Krone vs. U.S. Dollar, expiring 4/3/18	JPMorgan Chase Bank	10,807	1,586,665	1,583,226	3,439
Danish Krone vs. U.S. Dollar, expiring 4/3/18	JPMorgan Chase Bank	408	59,936	59,772	164
European Union Euro vs. U.S. Dollar, expiring 4/4/17	Bank of America	3,913	4,150,660	4,174,388	(23,728)
European Union Euro vs. U.S. Dollar, expiring 4/4/17	Bank of America	48	52,194	51,206	988
European Union Euro vs. U.S. Dollar, expiring 4/4/17	HSBC Bank plc	70	73,772	74,676	(904)
European Union Euro vs. U.S. Dollar, expiring 4/4/17	HSBC Bank plc	64	67,493	68,275	(782)
European Union Euro vs. U.S. Dollar, expiring 5/2/17	Bank of America	3,961	4,257,426	4,230,893	26,533
Japanese Yen vs. U.S. Dollar, expiring 4/4/17	Goldman Sachs & Co.	6,400	57,104	57,487	(383)
Korean Won vs. U.S. Dollar, expiring 6/23/17	JPMorgan Chase Bank	5,067,750	4,414,609	4,535,981	(121,372)
Malaysian Ringgit vs. U.S. Dollar, expiring 6/23/17	JPMorgan Chase Bank	740	164,424	166,807	(2,383)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	Barclays Bank plc	459	7,558	8,130	(572)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	Barclays Bank plc	869	14,256	15,398	(1,142)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	Barclays Bank plc	146	2,409	2,579	(170)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	Citibank NA	1,583	25,852	28,029	(2,177)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	Citibank NA	73	1,203	1,290	(87)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	Citibank NA	146	2,408	2,579	(171)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	Citibank NA	2,302	38,024	40,776	(2,752)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	Credit Suisse	668	11,083	11,831	(748)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	Credit Suisse	725	11,913	12,840	(927)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	Credit Suisse	871	14,355	15,422	(1,067)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	Credit Suisse	1,000	16,337	17,710	(1,373)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	Credit Suisse	1,803	29,709	31,929	(2,220)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	Credit Suisse	1,000	16,357	17,710	(1,353)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	HSBC Bank plc	1,648	27,247	29,178	(1,931)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	HSBC Bank plc	1,591	26,086	28,181	(2,095)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	JPMorgan Chase Bank	1,665	27,583	29,480	(1,897)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	JPMorgan Chase Bank	869	14,272	15,398	(1,126)
Russian Ruble vs. U.S. Dollar, expiring 4/18/17	Credit Suisse AG	3,646	60,276	64,562	(4,286)
Singapore Dollar vs. U.S. Dollar, expiring 6/23/17	Bank of America	5,135	3,655,752	3,673,125	(17,373)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Taiwan Dollar vs. U.S. Dollar, expiring 6/23/17	Bank of America	162,941	$5,338,116	$5,389,945	$(51,829)
Taiwan Dollar vs. U.S. Dollar, expiring 6/23/17	Deutsche Bank AG	27,877	902,164	922,144	(19,980)

					$141,101

					$180,824

Options Written:

Options written for the three months ended March 31, 2017 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2017	—	$—
Options Written	104	24,197
Options Terminated in Closing Purchase Transactions	(104)	(24,197)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - March 31, 2017	—	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$67,697,564	$—	$67,697,564
Collateralized Mortgage Obligations	—	100,149,305	—	100,149,305
Commercial Mortgage-Backed Securities	—	30,326,242	207,493	30,533,735
Corporate Bonds
Consumer Discretionary	—	14,249,672	—	14,249,672
Consumer Staples	—	6,135,664	—	6,135,664
Energy	—	11,912,424	—	11,912,424
Financials	—	100,861,011	278,435	101,139,446
Health Care	—	12,580,184	—	12,580,184
Industrials	—	8,358,013	—	8,358,013
Information Technology	—	12,737,571	—	12,737,571
Materials	—	2,890,120	—	2,890,120
Real Estate	—	6,225,306	—	6,225,306
Telecommunication Services	—	5,038,528	—	5,038,528
Utilities	—	7,517,357	—	7,517,357
Foreign Government Securities	—	11,637,457	—	11,637,457
Forward Currency Contracts	—	531,164	—	531,164
Futures	339,164	—	—	339,164
Mortgage-Backed Securities	—	189,431,967	—	189,431,967
Municipal Bonds	—	7,255,178	—	7,255,178
Options Purchased
Put Options Purchased	26,822	—	—	26,822
Short-Term Investments
Certificates of Deposit	—	3,911,490	—	3,911,490
Commercial Paper	—	26,558,400	—	26,558,400
Investment Companies	10,625,159	—	—	10,625,159
Repurchase Agreements	—	4,477,753	—	4,477,753
U.S. Government Agency Securities	—	199,839	—	199,839
Supranational	—	5,323,635	—	5,323,635
U.S. Government Agency Securities	—	5,264,401	—	5,264,401
U.S. Treasury Obligations	—	168,323,515	—	168,323,515

Total Assets	$10,991,145	$809,593,760	$485,928	$821,070,833

Liabilities:
Forward Currency Contracts	$—	$(350,340)	$—	$(350,340)
Futures	(431,229)	—	—	(431,229)
Mortgage-Backed Securities	—	(15,312,626)	—	(15,312,626)

Total Liabilities	$(431,229)	$(15,662,966)	$—	$(16,094,195)

Total	$10,559,916	$793,930,794	$485,928	$804,976,638

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,414,560
Aggregate gross unrealized depreciation	(24,946,079)

Net unrealized depreciation	$(16,531,519)

Federal income tax cost of investments	$836,732,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.2%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	3,187	$59,852
Cooper-Standard Holdings, Inc.*	581	64,450
Dorman Products, Inc.*	1,091	89,604
Fox Factory Holding Corp.*	979	28,097
Gentex Corp.	7,655	163,281
Gentherm, Inc.*	1,491	58,522
Horizon Global Corp.*	791	10,979
LCI Industries	993	99,101
Lear Corp.	2,405	340,501
Metaldyne Performance Group, Inc.	411	9,391
Motorcar Parts of America, Inc.*	741	22,771
Standard Motor Products, Inc.	515	25,307
Stoneridge, Inc.*	1,114	20,208
Tenneco, Inc.	4,372	272,901
Unique Fabricating, Inc.	271	3,260
Visteon Corp.*	1,434	140,460
Workhorse Group, Inc.(x)*	462	1,215

		1,409,900

Automobiles (0.4%)
Tesla, Inc.(x)*	1,521	423,294
Thor Industries, Inc.	2,025	194,663
Winnebago Industries, Inc.	1,103	32,263

		650,220

Distributors (0.2%)
Core-Mark Holding Co., Inc.	1,892	59,011
Pool Corp.	1,679	200,356

		259,367

Diversified Consumer Services (1.5%)
Bright Horizons Family Solutions, Inc.*	8,182	593,113
Capella Education Co.	454	38,601
Carriage Services, Inc.	604	16,380
Chegg, Inc.(x)*	1,217	10,271
Collectors Universe, Inc.	282	7,360
Grand Canyon Education, Inc.*	15,932	1,140,891
Houghton Mifflin Harcourt Co.*	3,410	34,612
Laureate Education, Inc., Class A*	2,184	31,166
Liberty Tax, Inc.(x)	243	3,463
Nord Anglia Education, Inc.(x)*	6,504	164,811
Service Corp. International	7,883	243,427
ServiceMaster Global Holdings, Inc.*	5,710	238,393
Sotheby’s*	1,202	54,667
Strayer Education, Inc.	189	15,213
Weight Watchers International, Inc.(x)*	1,067	16,613

		2,608,981

Hotels, Restaurants & Leisure (4.8%)
Aramark	4,373	161,233
BJ’s Restaurants, Inc.*	869	35,108
Bloomin’ Brands, Inc.	4,306	84,957
Bob Evans Farms, Inc.	822	53,323
Bojangles’, Inc.*	349	7,155
Boyd Gaming Corp.*	3,427	75,428
Brinker International, Inc.	2,075	91,217
Buffalo Wild Wings, Inc.*	4,545	694,248
Carrols Restaurant Group, Inc.*	1,347	19,060
Century Casinos, Inc.*	408	3,084
Cheesecake Factory, Inc. (The)	1,874	118,737
Choice Hotels International, Inc.	956	59,846
Churchill Downs, Inc.	560	88,956
Chuy’s Holdings, Inc.*	719	21,426
ClubCorp Holdings, Inc.	2,677	42,966
Cracker Barrel Old Country Store, Inc.(x)	753	119,915
Dave & Buster’s Entertainment, Inc.*	7,933	484,627
Del Frisco’s Restaurant Group, Inc.*	66	1,191
Denny’s Corp.*	2,089	25,841
DineEquity, Inc.	416	22,639
Domino’s Pizza, Inc.	2,089	385,003
Dunkin’ Brands Group, Inc.	3,855	210,791
Eldorado Resorts, Inc.*	1,162	21,991
Empire Resorts, Inc.*	6	146
Extended Stay America, Inc.	434	6,918
Fiesta Restaurant Group, Inc.*	961	23,256
Habit Restaurants, Inc. (The), Class A(x)*	10,874	192,470
Hilton Worldwide Holdings, Inc.	8,679	507,374
Hyatt Hotels Corp., Class A*	59	3,185
ILG, Inc.	472	9,893
Isle of Capri Casinos, Inc.*	1,097	28,917
Jack in the Box, Inc.	1,063	108,128
Jamba, Inc.(x)*	582	5,267
Kona Grill, Inc.*	172	1,084
La Quinta Holdings, Inc.*	756	10,221
Lindblad Expeditions Holdings, Inc.*	622	5,573
Marriott International, Inc., Class A	5,162	486,157
Marriott Vacations Worldwide Corp.	62	6,196
Nathan’s Famous, Inc.*	134	8,395
Noodles & Co.(x)*	366	2,105
Panera Bread Co., Class A(x)*	6,068	1,589,026
Papa John’s International, Inc.	1,137	91,005
Penn National Gaming, Inc.*	2,824	52,046
Pinnacle Entertainment, Inc.*	215	4,197
Planet Fitness, Inc., Class A	23,565	454,098
Potbelly Corp.*	894	12,427
Red Robin Gourmet Burgers, Inc.*	113	6,605
Red Rock Resorts, Inc., Class A	1,321	29,300
Ruth’s Hospitality Group, Inc.	1,220	24,461
Scientific Games Corp., Class A*	2,104	49,760
SeaWorld Entertainment, Inc.	2,812	51,375
Shake Shack, Inc., Class A(x)*	688	22,979
Six Flags Entertainment Corp.	3,024	179,898
Sonic Corp.	1,906	48,336
Texas Roadhouse, Inc.	2,753	122,591
Vail Resorts, Inc.	4,817	924,381
Wendy’s Co. (The)	4,596	62,552
Wingstop, Inc.	10,886	307,856
Zoe’s Kitchen, Inc.(x)*	6,555	121,268

		8,388,188

Household Durables (1.3%)
AV Homes, Inc.(x)*	166	2,731
Bassett Furniture Industries, Inc.	220	5,918
CalAtlantic Group, Inc.(x)	413	15,467
Cavco Industries, Inc.*	349	40,624
Century Communities, Inc.*	50	1,270
Ethan Allen Interiors, Inc.	1,008	30,895
Helen of Troy Ltd.*	1,165	109,743
Hooker Furniture Corp.	55	1,708
Installed Building Products, Inc.*	831	43,835
iRobot Corp.(x)*	1,121	74,143
KB Home(x)	15,101	300,208
La-Z-Boy, Inc.	908	24,516
Leggett & Platt, Inc.	5,575	280,534
Lennar Corp., Class A	3,960	202,713
Lennar Corp., Class B	223	9,321
LGI Homes, Inc.(x)*	644	21,838
Libbey, Inc.	76	1,108
M/I Homes, Inc.*	11,088	271,656
MDC Holdings, Inc.	702	21,095

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Meritage Homes Corp.*	113	$4,158
New Home Co., Inc. (The)*	74	774
NVR, Inc.*	147	309,712
PulteGroup, Inc.	3,955	93,140
Taylor Morrison Home Corp., Class A*	1,567	33,408
Tempur Sealy International, Inc.*	1,987	92,316
Toll Brothers, Inc.*	3,041	109,811
TopBuild Corp.*	232	10,904
TRI Pointe Group, Inc.*	394	4,941
Tupperware Brands Corp.	2,113	132,527
Universal Electronics, Inc.*	588	40,278
ZAGG, Inc.*	127	914

		2,292,206

Internet & Direct Marketing Retail (0.9%)
1-800-Flowers.com, Inc., Class A*	345	3,519
Duluth Holdings, Inc., Class B*	6,320	134,553
Etsy, Inc.*	4,393	46,698
Expedia, Inc.	2,076	261,929
Gaia, Inc.*	249	2,478
Groupon, Inc.*	15,354	60,341
HSN, Inc.	1,324	49,120
Liberty Expedia Holdings, Inc., Class A*	440	20,011
Liberty TripAdvisor Holdings, Inc., Class A*	3,005	42,371
Liberty Ventures*	600	26,688
Netflix, Inc.*	2,958	437,221
Nutrisystem, Inc.	1,209	67,100
Overstock.com, Inc.*	500	8,600
PetMed Express, Inc.(x)	830	16,716
Shutterfly, Inc.*	5,149	248,645
Wayfair, Inc., Class A(x)*	1,323	53,568

		1,479,558

Leisure Products (0.3%)
Acushnet Holdings Corp.*	218	3,767
American Outdoor Brands Corp.(x)*	2,281	45,187
Brunswick Corp.	3,096	189,475
Callaway Golf Co.	1,521	16,837
Malibu Boats, Inc., Class A*	744	16,703
Marine Products Corp.	250	2,718
MCBC Holdings, Inc.	192	3,105
Nautilus, Inc.*	1,383	25,240
Polaris Industries, Inc.(x)	2,531	212,097
Sturm Ruger & Co., Inc.(x)	765	40,966
Vista Outdoor, Inc.*	473	9,739

		565,834

Media (1.4%)
AMC Entertainment Holdings, Inc., Class A	383	12,045
AMC Networks, Inc., Class A*	2,289	134,318
Cable One, Inc.	199	124,270
Central European Media Enterprises Ltd., Class A(x)*	3,227	10,004
Cinemark Holdings, Inc.	4,471	198,243
Clear Channel Outdoor Holdings, Inc., Class A	636	3,848
Daily Journal Corp.(x)*	33	7,072
Entravision Communications Corp., Class A	2,706	16,777
Global Eagle Entertainment, Inc.*	20,537	65,513
Gray Television, Inc.*	1,771	25,680
Hemisphere Media Group, Inc.*	229	2,691
IMAX Corp.*	25,585	869,889
Interpublic Group of Cos., Inc. (The)	16,884	414,839
Liberty Media Corp-Liberty Formula One, Class A*	178	5,821
Liberty Media Corp-Liberty Formula One, Class C(x)*	342	11,679
Lions Gate Entertainment Corp., Class A(x)*	1,235	32,802
Lions Gate Entertainment Corp., Class B*	3,666	89,377
Live Nation Entertainment, Inc.*	3,125	94,906
Loral Space & Communications, Inc.*	552	21,749
Madison Square Garden Co. (The), Class A*	87	17,375
MDC Partners, Inc., Class A	678	6,373
MSG Networks, Inc., Class A*	890	20,782
New Media Investment Group, Inc.	285	4,050
Nexstar Media Group, Inc., Class A	1,282	89,932
Radio One, Inc., Class D*	945	3,119
Reading International, Inc., Class A*	154	2,393
Regal Entertainment Group, Class A	912	20,593
Sinclair Broadcast Group, Inc., Class A	2,975	120,488
Tribune Media Co., Class A	258	9,616
tronc, Inc.(x)*	633	8,811
World Wrestling Entertainment, Inc., Class A(x)	1,463	32,508

		2,477,563

Multiline Retail (0.3%)
Big Lots, Inc.(x)	1,853	90,204
Ollie’s Bargain Outlet Holdings, Inc.*	13,032	436,572
Sears Holdings Corp.(x)*	60	689

		527,465

Specialty Retail (3.3%)
American Eagle Outfitters, Inc.	6,240	87,547
Asbury Automotive Group, Inc.*	828	49,763
Ascena Retail Group, Inc.(x)*	2,557	10,893
At Home Group, Inc.*	15,100	228,916
AutoNation, Inc.*	1,080	45,673
Boot Barn Holdings, Inc.(x)*	13,623	134,731
Buckle, Inc. (The)(x)	425	7,905
Build-A-Bear Workshop, Inc.*	43	381
Burlington Stores, Inc.*	6,748	656,513
Cabela’s, Inc.*	239	12,693
Camping World Holdings, Inc., Class A(x)	383	12,348
Cato Corp. (The), Class A	213	4,677
Chico’s FAS, Inc.	4,978	70,688
Children’s Place, Inc. (The)	776	93,159
Container Store Group, Inc. (The)*	144	609
Destination XL Group, Inc.*	1,118	3,186
Dick’s Sporting Goods, Inc.	2,876	139,946
Finish Line, Inc. (The), Class A(x)	533	7,585
Five Below, Inc.*	18,382	796,124
Foot Locker, Inc.	5,103	381,755
Francesca’s Holdings Corp.*	1,620	24,867
Genesco, Inc.*	110	6,100
GNC Holdings, Inc., Class A(x)	2,804	20,637
Group 1 Automotive, Inc.	207	15,335
Hibbett Sports, Inc.*	797	23,512
Kirkland’s, Inc.*	286	3,546
Lithia Motors, Inc., Class A	8,895	761,857
MarineMax, Inc.*	548	11,864
Michaels Cos., Inc. (The)*	2,700	60,453
Monro Muffler Brake, Inc.	1,292	67,313
Murphy USA, Inc.*	882	64,756
Party City Holdco, Inc.*	518	7,278
Pier 1 Imports, Inc.	549	3,931
Sally Beauty Holdings, Inc.*	6,165	126,013

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Select Comfort Corp.*	1,804	$44,721
Sportsman’s Warehouse Holdings, Inc.(x)*	42,067	201,080
Stein Mart, Inc.(x)	1,360	4,094
Tailored Brands, Inc.	633	9,457
Tile Shop Holdings, Inc.	16,631	320,147
Tractor Supply Co.	1,070	73,798
Ulta Beauty, Inc.*	3,184	908,172
Urban Outfitters, Inc.*	2,900	68,904
Vitamin Shoppe, Inc.*	75	1,511
Williams-Sonoma, Inc.	3,717	199,306
Winmark Corp.	99	11,187

		5,784,931

Textiles, Apparel & Luxury Goods (1.0%)
Carter’s, Inc.	2,109	189,388
Columbia Sportswear Co.	1,129	66,329
Crocs, Inc.*	3,224	22,794
Culp, Inc.	430	13,416
Deckers Outdoor Corp.*	98	5,854
G-III Apparel Group Ltd.*	1,422	31,128
Kate Spade & Co.*	21,118	490,570
Lululemon Athletica, Inc.*	4,046	209,866
Oxford Industries, Inc.	639	36,589
Skechers U.S.A., Inc., Class A*	5,472	150,206
Steven Madden Ltd.*	2,565	98,881
Superior Uniform Group, Inc.	306	5,692
Under Armour, Inc., Class C*	16,425	300,578
Vera Bradley, Inc.*	617	5,744
Vince Holding Corp.(x)*	49	76
Wolverine World Wide, Inc.	662	16,530

		1,643,641

Total Consumer Discretionary		28,087,854

Consumer Staples (3.0%)
Beverages (0.6%)
Boston Beer Co., Inc. (The), Class A(x)*	361	52,219
Coca-Cola Bottling Co. Consolidated	198	40,792
Craft Brew Alliance, Inc.*	159	2,123
MGP Ingredients, Inc.(x)	504	27,332
Molson Coors Brewing Co., Class B	2,490	238,318
Monster Beverage Corp.*	13,897	641,624
National Beverage Corp.	479	40,490
Primo Water Corp.*	947	12,860

		1,055,758

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	1,615	181,284
Chefs’ Warehouse, Inc. (The)*	786	10,925
Performance Food Group Co.*	1,543	36,723
PriceSmart, Inc.	837	77,171
Rite Aid Corp.*	43,286	183,966
Smart & Final Stores, Inc.*	27,617	334,166
Sprouts Farmers Market, Inc.*	5,524	127,715
US Foods Holding Corp.*	1,878	52,546

		1,004,496

Food Products (1.4%)
AdvancePierre Foods Holdings, Inc.(x)	8,810	274,608
Alico, Inc.	11	290
Amplify Snack Brands, Inc.(x)*	1,306	10,970
B&G Foods, Inc.(x)	2,758	111,010
Blue Buffalo Pet Products, Inc.*	2,522	58,006
Calavo Growers, Inc.	648	39,269
Cal-Maine Foods, Inc.(x)	1,011	37,205
Darling Ingredients, Inc.*	1,799	26,121
Dean Foods Co.	1,919	37,728
Farmer Brothers Co.*	320	11,312
Flowers Foods, Inc.	6,659	129,251
Fresh Del Monte Produce, Inc.	53	3,139
Freshpet, Inc.(x)*	856	9,416
Hain Celestial Group, Inc. (The)*	3,196	118,891
Ingredion, Inc.	2,112	254,348
Inventure Foods, Inc.(x)*	811	3,585
J&J Snack Foods Corp.	635	86,081
John B Sanfilippo & Son, Inc.	90	6,587
Lancaster Colony Corp.	784	101,011
Landec Corp.*	225	2,700
Lifeway Foods, Inc.*	210	2,253
Limoneira Co.	450	9,410
Pilgrim’s Pride Corp.	408	9,182
Post Holdings, Inc.*	1,566	137,056
Tootsie Roll Industries, Inc.(x)	739	27,583
TreeHouse Foods, Inc.*	6,464	547,241
WhiteWave Foods Co. (The)*	7,275	408,491

		2,462,744

Household Products (0.2%)
Central Garden & Pet Co.*	81	3,003
Central Garden & Pet Co., Class A*	168	5,833
Energizer Holdings, Inc.	805	44,879
HRG Group, Inc.*	5,050	97,566
Orchids Paper Products Co.(x)	397	9,528
Spectrum Brands Holdings, Inc.	1,039	144,431
WD-40 Co.	585	63,736

		368,976

Personal Products (0.2%)
Avon Products, Inc.*	4,095	18,018
Coty, Inc., Class A	993	18,003
Herbalife Ltd.(x)*	3,098	180,118
Inter Parfums, Inc.	285	10,417
Lifevantage Corp.(x)*	605	3,249
Medifast, Inc.	457	20,277
Natural Health Trends Corp.(x)	339	9,797
Nu Skin Enterprises, Inc., Class A	656	36,434
Revlon, Inc., Class A*	126	3,509
Synutra International, Inc.*	167	994
USANA Health Sciences, Inc.*	445	25,632

		326,448

Tobacco (0.0%)
Vector Group Ltd.(x)	1,692	35,194

Total Consumer Staples		5,253,616

Energy (2.4%)
Energy Equipment & Services (0.5%)
Baker Hughes, Inc.	5,438	325,301
PHI, Inc. (Non-Voting)*	24	288
RigNet, Inc.*	40	858
Superior Energy Services, Inc.*	31,700	452,042
TETRA Technologies, Inc.*	3,058	12,446
US Silica Holdings, Inc.	3,094	148,481

		939,416

Oil, Gas & Consumable Fuels (1.9%)
Abraxas Petroleum Corp.*	3,182	6,428
Callon Petroleum Co.*	7,754	102,043
Carrizo Oil & Gas, Inc.*	2,542	72,854
Chesapeake Energy Corp.(x)*	2,207	13,110
Cimarex Energy Co.	1,845	220,459
Diamondback Energy, Inc.*	3,447	357,505
Evolution Petroleum Corp.	986	7,888
Extraction Oil & Gas, Inc.*	227	4,211
Isramco, Inc.*	38	4,452
Jagged Peak Energy, Inc.*	264	3,443
Matador Resources Co.*	16,477	391,987
Newfield Exploration Co.*	8,404	310,191

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Panhandle Oil and Gas, Inc., Class A	324	$6,221
Par Pacific Holdings, Inc.(x)*	494	8,146
Parsley Energy, Inc., Class A*	9,000	292,589
PDC Energy, Inc.*	3,534	220,345
Pioneer Natural Resources Co.	1,376	256,251
Resolute Energy Corp.(x)*	6,200	250,480
Sanchez Energy Corp.(x)*	507	4,837
Southwestern Energy Co.*	20,681	168,964
SRC ENERGY, Inc.(x)*	27,638	233,265
WildHorse Resource Development Corp.*	170	2,115
WPX Energy, Inc.*	18,509	247,836

		3,185,620

Total Energy		4,125,036

Financials (6.5%)
Banks (2.6%)
Ameris Bancorp	1,052	48,497
Atlantic Capital Bancshares, Inc.*	130	2,464
Banc of California, Inc.(x)	1,542	31,919
Bank of the Ozarks, Inc.	3,709	192,905
BNC Bancorp	205	7,185
Capital Bank Financial Corp., Class A	454	19,704
Cardinal Financial Corp.	57	1,707
Chemical Financial Corp.	6,009	307,361
CoBiz Financial, Inc.	160	2,688
County Bancorp, Inc.	129	3,749
CU Bancorp*	91	3,608
Customers Bancorp, Inc.*	440	13,873
Eagle Bancorp, Inc.*	1,015	60,596
First Connecticut Bancorp, Inc.	119	2,951
First Financial Bankshares, Inc.	1,677	67,248
First Foundation, Inc.*	380	5,894
First Hawaiian, Inc.	118	3,531
First Republic Bank	4,293	402,725
Franklin Financial Network, Inc.*	110	4,263
Home BancShares, Inc.	5,074	137,353
Huntington Bancshares, Inc.	22,064	295,437
Live Oak Bancshares, Inc.(x)	850	18,403
MB Financial, Inc.	4,800	205,536
National Bank Holdings Corp., Class A	1,051	34,158
Opus Bank	489	9,853
Pacific Premier Bancorp, Inc.*	409	15,767
Park Sterling Corp.	718	8,839
Pinnacle Financial Partners, Inc.	5,919	393,318
ServisFirst Bancshares, Inc.	1,945	70,759
Signature Bank*	5,837	866,151
SVB Financial Group*	4,465	830,891
Texas Capital Bancshares, Inc.*	138	11,516
Union Bankshares, Inc.(x)	149	6,400
Veritex Holdings, Inc.*	67	1,884
Western Alliance Bancorp*	9,739	478,087

		4,567,220

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	2,035	333,618
Artisan Partners Asset Management, Inc., Class A	1,641	45,292
BGC Partners, Inc., Class A	9,027	102,547
CBOE Holdings, Inc.	3,401	275,719
Cohen & Steers, Inc.	895	35,773
Cowen Group, Inc., Class A(x)*	67	1,002
Diamond Hill Investment Group, Inc.	132	25,681
Donnelley Financial Solutions, Inc.*	783	15,104
Eaton Vance Corp.	4,605	207,041
Evercore Partners, Inc., Class A	4,755	370,415
FactSet Research Systems, Inc.	1,663	274,245
Federated Investors, Inc., Class B	3,903	102,805
Fifth Street Asset Management, Inc.	230	1,058
Financial Engines, Inc.(x)	2,210	96,246
GAIN Capital Holdings, Inc.	197	1,641
GAMCO Investors, Inc., Class A	41	1,213
Greenhill & Co., Inc.	904	26,487
Hennessy Advisors, Inc.	193	3,244
Houlihan Lokey, Inc.	6,034	207,871
Investment Technology Group, Inc.	185	3,746
Ladenburg Thalmann Financial Services, Inc.*	504	1,250
Lazard Ltd., Class A	9,614	442,148
LPL Financial Holdings, Inc.	486	19,357
MarketAxess Holdings, Inc.	1,541	288,922
Medley Management, Inc., Class A	252	2,092
Moelis & Co., Class A	905	34,843
Morningstar, Inc.	743	58,400
MSCI, Inc.	3,620	351,828
OM Asset Management plc	1,207	18,250
Pzena Investment Management, Inc., Class A	511	5,028
SEI Investments Co.	5,355	270,106
Silvercrest Asset Management Group, Inc., Class A	292	3,884
Stifel Financial Corp.*	6,486	325,532
TD Ameritrade Holding Corp.	17,914	696,137
Virtu Financial, Inc., Class A	1,037	17,629
Waddell & Reed Financial, Inc., Class A	340	5,780
Westwood Holdings Group, Inc.	347	18,533
WisdomTree Investments, Inc.(x)	4,754	43,166

		4,733,633

Consumer Finance (0.6%)
Capital One Financial Corp.	3,375	292,477
Credit Acceptance Corp.(x)*	344	68,597
FirstCash, Inc.	1,153	56,670
Green Dot Corp., Class A*	331	11,042
LendingClub Corp.*	5,999	32,935
PRA Group, Inc.*	7,400	245,310
Synchrony Financial	8,105	278,002

		985,033

Insurance (0.5%)
AMERISAFE, Inc.	591	38,356
AmTrust Financial Services, Inc.	283	5,224
Arthur J Gallagher & Co.	5,061	286,148
Atlas Financial Holdings, Inc.*	226	3,085
Brown & Brown, Inc.	312	13,017
Crawford & Co., Class B	328	3,290
eHealth, Inc.*	740	8,910
Erie Indemnity Co., Class A	745	91,411
Maiden Holdings Ltd.	288	4,032
National General Holdings Corp.	1,161	27,585
Patriot National, Inc.(x)*	352	993
Primerica, Inc.	1,958	160,947
RLI Corp.	1,292	77,546
State National Cos., Inc.	122	1,757
Third Point Reinsurance Ltd.*	259	3,134
Trupanion, Inc.(x)*	544	7,736
United Insurance Holdings Corp.	559	8,916
Universal Insurance Holdings, Inc.(x)	976	23,912
WMIH Corp.(x)*	8,920	12,934

		778,933

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Orchid Island Capital, Inc. (REIT)(x)	188	1,878

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.1%)
BofI Holding, Inc.(x)*	2,344	$61,249
Essent Group Ltd.*	3,132	113,284
Hingham Institution for Savings	29	5,129
LendingTree, Inc.(x)*	272	34,095
Meridian Bancorp, Inc.	350	6,405
Nationstar Mortgage Holdings, Inc.(x)*	712	11,221
Northfield Bancorp, Inc.	192	3,460

		234,843

Total Financials		11,301,540

Health Care (17.8%)
Biotechnology (4.9%)
ACADIA Pharmaceuticals, Inc.*	4,000	137,520
Acceleron Pharma, Inc.*	1,113	29,461
Achillion Pharmaceuticals, Inc.*	5,172	21,774
Acorda Therapeutics, Inc.*	271	5,691
Adamas Pharmaceuticals, Inc.*	354	6,195
Aduro Biotech, Inc.(x)*	1,543	16,587
Advaxis, Inc.(x)*	1,425	11,642
Aevi Genomic Medicine, Inc.*	1,116	2,076
Agenus, Inc.*	2,354	8,875
Agios Pharmaceuticals, Inc.(x)*	1,285	75,044
Aimmune Therapeutics, Inc.(x)*	1,144	24,859
Akebia Therapeutics, Inc.*	446	4,103
Alder Biopharmaceuticals, Inc.(x)*	6,927	144,082
Alkermes plc*	6,315	369,427
Alnylam Pharmaceuticals, Inc.(x)*	2,712	138,990
AMAG Pharmaceuticals, Inc.*	469	10,576
Amicus Therapeutics, Inc.(x)*	5,829	41,561
AnaptysBio, Inc.*	150	4,163
Anavex Life Sciences Corp.(x)*	1,451	8,329
Anthera Pharmaceuticals, Inc.(x)*	2,627	1,118
Applied Genetic Technologies Corp.*	551	3,802
Aptevo Therapeutics, Inc.*	719	1,481
AquaBounty Technologies, Inc.*	34	377
Ardelyx, Inc.*	157	1,986
Arena Pharmaceuticals, Inc.*	10,091	14,733
Argos Therapeutics, Inc.(x)*	810	366
Array BioPharma, Inc.*	21,772	194,642
Arrowhead Pharmaceuticals, Inc.(x)*	2,371	4,386
Asterias Biotherapeutics, Inc.(x)*	1,117	3,798
Atara Biotherapeutics, Inc.(x)*	56	1,151
Athersys, Inc.*	3,088	5,280
Audentes Therapeutics, Inc.(x)*	202	3,442
Avexis, Inc.(x)*	2,828	215,013
Axovant Sciences Ltd.*	1,063	15,881
Bellicum Pharmaceuticals, Inc.*	599	7,392
BioCryst Pharmaceuticals, Inc.*	2,745	23,058
BioSpecifics Technologies Corp.*	208	11,398
BioTime, Inc.(x)*	3,060	10,557
Bluebird Bio, Inc.*	650	59,085
Blueprint Medicines Corp.*	4,571	182,794
Cara Therapeutics, Inc.(x)*	127	2,336
Celldex Therapeutics, Inc.(x)*	16,585	59,872
Cellular Biomedicine Group, Inc.(x)*	410	4,838
ChemoCentryx, Inc.*	1,156	8,416
Cidara Therapeutics, Inc.(x)*	202	1,576
Clovis Oncology, Inc.*	4,001	254,743
Coherus Biosciences, Inc.*	1,379	29,166
Concert Pharmaceuticals, Inc.*	243	4,146
Curis, Inc.*	4,631	12,874
Cytokinetics, Inc.*	1,472	18,915
CytomX Therapeutics, Inc.*	878	15,163
CytRx Corp.(x)*	6,760	3,003
DBV Technologies SA (ADR)*	4,062	143,064
Dimension Therapeutics, Inc.*	306	536
Dynavax Technologies Corp.(x)*	1,611	9,585
Eagle Pharmaceuticals, Inc.(x)*	363	30,107
Edge Therapeutics, Inc.*	6,300	57,393
Editas Medicine, Inc.(x)*	281	6,272
Eiger BioPharmaceuticals, Inc.(x)*	286	3,275
Emergent BioSolutions, Inc.*	1,318	38,275
Epizyme, Inc.*	1,252	21,472
Exact Sciences Corp.(x)*	4,380	103,456
Exelixis, Inc.*	5,853	126,835
FibroGen, Inc.*	2,146	52,899
Five Prime Therapeutics, Inc.*	281	10,158
Flexion Therapeutics, Inc.*	1,112	29,924
Fortress Biotech, Inc.(x)*	1,422	5,261
Foundation Medicine, Inc.(x)*	501	16,157
Galena Biopharma, Inc.*	1,237	755
Genomic Health, Inc.*	795	25,035
Geron Corp.(x)*	6,231	14,144
Global Blood Therapeutics, Inc.(x)*	824	30,364
GlycoMimetics, Inc.*	426	2,313
Halozyme Therapeutics, Inc.(x)*	4,669	60,510
Heron Therapeutics, Inc.(x)*	13,514	202,710
Idera Pharmaceuticals, Inc.*	4,769	11,779
Ignyta, Inc.*	950	8,170
Immune Design Corp.*	703	4,780
ImmunoGen, Inc.(x)*	3,800	14,706
Immunomedics, Inc.(x)*	3,835	24,812
Incyte Corp.*	1,544	206,386
Infinity Pharmaceuticals, Inc.*	2,038	6,583
Inotek Pharmaceuticals Corp.(x)*	682	1,364
Inovio Pharmaceuticals, Inc.(x)*	2,926	19,370
Insmed, Inc.*	2,519	44,108
Insys Therapeutics, Inc.(x)*	987	10,373
Intellia Therapeutics, Inc.(x)*	304	4,283
Intercept Pharmaceuticals, Inc.(x)*	680	76,908
Intrexon Corp.(x)*	2,338	46,339
Invitae Corp.*	1,194	13,206
Ionis Pharmaceuticals, Inc.(x)*	11,896	478,218
Ironwood Pharmaceuticals, Inc.(x)*	5,393	92,005
Jounce Therapeutics, Inc.*	188	4,134
Juno Therapeutics, Inc.(x)*	2,324	51,570
Kadmon Holdings, Inc.(x)*	434	1,571
Karyopharm Therapeutics, Inc.*	14,502	186,206
Keryx Biopharmaceuticals, Inc.(x)*	3,466	21,351
Kite Pharma, Inc.(x)*	1,800	141,282
La Jolla Pharmaceutical Co.(x)*	549	16,388
Lexicon Pharmaceuticals, Inc.(x)*	1,862	26,701
Ligand Pharmaceuticals, Inc.(x)*	790	83,614
Lion Biotechnologies, Inc.*	18,181	135,448
Loxo Oncology, Inc.*	4,720	198,618
MacroGenics, Inc.*	1,397	25,984
MannKind Corp.(x)*	2,812	4,162
MediciNova, Inc.(x)*	1,290	7,727
Merrimack Pharmaceuticals, Inc.(x)*	3,315	10,210
MiMedx Group, Inc.(x)*	4,357	41,522
Minerva Neurosciences, Inc.(x)*	838	6,788
Mirati Therapeutics, Inc.*	488	2,538
Momenta Pharmaceuticals, Inc.*	676	9,025
Myovant Sciences Ltd.*	144	1,691
Myriad Genetics, Inc.(x)*	2,847	54,662
NantKwest, Inc.(x)*	204	724
Natera, Inc.*	1,138	10,094
Neurocrine Biosciences, Inc.*	7,655	331,461
NewLink Genetics Corp.*	655	15,786
Novavax, Inc.(x)*	11,723	15,005
OncoMed Pharmaceuticals, Inc.(x)*	706	6,502

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Ophthotech Corp.*	1,345	$4,923
OPKO Health, Inc.(x)*	12,351	98,808
Organovo Holdings, Inc.(x)*	3,725	11,846
OvaScience, Inc.*	186	348
Pfenex, Inc.*	12,080	70,185
PharmAthene, Inc.(x)	2,562	2,079
Portola Pharmaceuticals, Inc.*	1,844	72,266
Progenics Pharmaceuticals, Inc.(x)*	2,903	27,404
Protagonist Therapeutics, Inc.*	267	3,420
Proteostasis Therapeutics, Inc.*	425	3,324
Prothena Corp. plc(x)*	4,475	249,660
Puma Biotechnology, Inc.*	1,155	42,966
Ra Pharmaceuticals, Inc.*	243	5,173
Radius Health, Inc.*	1,344	51,946
Regulus Therapeutics, Inc.(x)*	1,672	2,759
Repligen Corp.*	1,443	50,794
Rigel Pharmaceuticals, Inc.*	3,930	13,008
Sage Therapeutics, Inc.*	5,798	412,063
Sangamo Therapeutics, Inc.(x)*	3,124	16,245
Sarepta Therapeutics, Inc.(x)*	2,084	61,686
Seattle Genetics, Inc.*	4,029	253,263
Selecta Biosciences, Inc.*	179	2,563
Seres Therapeutics, Inc.(x)*	781	8,802
Sorrento Therapeutics, Inc.(x)*	1,186	4,685
Spark Therapeutics, Inc.*	783	41,765
Spectrum Pharmaceuticals, Inc.*	675	4,388
Stemline Therapeutics, Inc.(x)*	114	975
Synergy Pharmaceuticals, Inc.(x)*	8,345	38,888
Synthetic Biologics, Inc.(x)*	5,776	3,643
Syros Pharmaceuticals, Inc.*	108	1,720
T2 Biosystems, Inc.(x)*	559	2,940
TESARO, Inc.*	3,237	498,076
TG Therapeutics, Inc.(x)*	7,117	82,913
Tokai Pharmaceuticals, Inc.(x)*	1,798	1,502
Trevena, Inc.*	1,954	7,171
Trovagene, Inc.(x)*	1,226	1,410
Ultragenyx Pharmaceutical, Inc.*	3,252	220,421
United Therapeutics Corp.*	520	70,398
Vanda Pharmaceuticals, Inc.*	1,604	22,456
Veracyte, Inc.*	550	5,049
Versartis, Inc.*	74	1,580
Vertex Pharmaceuticals, Inc.*	1,807	197,595
Vital Therapies, Inc.(x)*	1,199	4,796
Voyager Therapeutics, Inc.(x)*	272	3,601
vTv Therapeutics, Inc., Class A*	363	2,378
XBiotech, Inc.*	764	12,598
Xencor, Inc.*	1,480	35,402
ZIOPHARM Oncology, Inc.(x)*	5,050	32,017

		8,466,295

Health Care Equipment & Supplies (7.6%)
Abaxis, Inc.	939	45,542
ABIOMED, Inc.*	4,131	517,201
Accuray, Inc.(x)*	3,537	16,801
Alere, Inc.*	706	28,049
Align Technology, Inc.*	12,132	1,391,662
Analogic Corp.	47	3,567
Anika Therapeutics, Inc.*	483	20,982
AtriCure, Inc.*	1,070	20,491
Atrion Corp.	52	24,346
Avinger, Inc.*	458	870
AxoGen, Inc.*	1,032	10,784
Cantel Medical Corp.	1,495	119,750
Cardiovascular Systems, Inc.*	1,393	39,387
Cerus Corp.(x)*	3,851	17,137
ConforMIS, Inc.(x)*	1,544	8,060
Cooper Cos., Inc. (The)	1,554	310,629
Corindus Vascular Robotics, Inc.(x)*	2,130	2,790
CryoLife, Inc.*	900	14,985
Cutera, Inc.*	400	8,280
DENTSPLY SIRONA, Inc.	3,536	220,788
DexCom, Inc.*	16,852	1,427,870
Edwards Lifesciences Corp.*	8,089	760,932
Endologix, Inc.(x)*	3,561	25,782
Entellus Medical, Inc.(x)*	317	4,375
GenMark Diagnostics, Inc.*	1,749	22,422
Glaukos Corp.*	3,641	186,783
Globus Medical, Inc., Class A*	2,883	85,394
Hill-Rom Holdings, Inc.	2,570	181,442
Hologic, Inc.*	27,259	1,159,870
ICU Medical, Inc.*	425	64,898
IDEXX Laboratories, Inc.*	3,737	577,778
Inogen, Inc.*	703	54,525
Insulet Corp.*	13,676	589,299
Integer Holdings Corp.*	11,370	457,074
Integra LifeSciences Holdings Corp.*	2,522	106,252
InVivo Therapeutics Holdings Corp.(x)*	1,473	5,966
iRadimed Corp.(x)*	115	1,024
iRhythm Technologies, Inc.(x)*	8,989	337,986
IRIDEX Corp.(x)*	327	3,881
K2M Group Holdings, Inc.*	344	7,055
LeMaitre Vascular, Inc.	586	14,433
Masimo Corp.*	1,706	159,102
Meridian Bioscience, Inc.	1,551	21,404
Merit Medical Systems, Inc.*	726	20,981
Natus Medical, Inc.*	1,349	52,948
Neogen Corp.*	6,174	404,706
Nevro Corp.*	10,854	1,017,020
Novocure Ltd.(x)*	2,212	17,917
NuVasive, Inc.*	2,069	154,513
NxStage Medical, Inc.*	2,651	71,126
OraSure Technologies, Inc.*	2,363	30,554
Orthofix International NV*	771	29,414
Oxford Immunotec Global plc*	783	12,129
Penumbra, Inc.*	7,212	601,841
Quidel Corp.*	1,102	24,949
ResMed, Inc.	5,855	421,384
Rockwell Medical, Inc.(x)*	1,912	11,969
Second Sight Medical Products, Inc.(x)*	571	691
Senseonics Holdings, Inc.(x)*	1,168	2,091
Spectranetics Corp. (The)*	17,988	523,901
STAAR Surgical Co.*	1,620	15,876
Surmodics, Inc.*	565	13,588
Tactile Systems Technology, Inc.*	156	2,956
Tandem Diabetes Care, Inc.*	722	866
Teleflex, Inc.	338	65,481
TransEnterix, Inc.(x)*	338	409
Utah Medical Products, Inc.	154	9,594
ViewRay, Inc.*	220	1,872
West Pharmaceutical Services, Inc.	3,019	246,381
Zeltiq Aesthetics, Inc.*	5,412	300,961

		13,133,766

Health Care Providers & Services (1.6%)
AAC Holdings, Inc.*	431	3,676
Acadia Healthcare Co., Inc.(x)*	1,043	45,475
Aceto Corp.	1,124	17,770
Addus HomeCare Corp.*	18	576
Adeptus Health, Inc., Class A(x)*	546	983
Air Methods Corp.*	1,438	61,834
Almost Family, Inc.*	88	4,277
Amedisys, Inc.*	1,164	59,469

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
American Renal Associates Holdings, Inc.*	6,333	$106,901
AMN Healthcare Services, Inc.*	1,980	80,388
BioTelemetry, Inc.*	1,123	32,511
Capital Senior Living Corp.*	1,236	17,378
Chemed Corp.	679	124,047
Civitas Solutions, Inc.*	663	12,166
CorVel Corp.*	438	19,053
Cross Country Healthcare, Inc.*	1,400	20,104
Diplomat Pharmacy, Inc.*	1,892	30,177
Ensign Group, Inc. (The)	1,948	36,622
Envision Healthcare Corp.*	3,452	211,677
Genesis Healthcare, Inc.*	758	2,001
HealthEquity, Inc.*	6,880	292,056
HealthSouth Corp.	3,711	158,868
Landauer, Inc.	399	19,451
LHC Group, Inc.*	34	1,833
Magellan Health, Inc.*	702	48,473
MEDNAX, Inc.*	2,705	187,673
Molina Healthcare, Inc.*	1,176	53,626
National Research Corp., Class A	342	6,737
Nobilis Health Corp.(x)*	93	158
Owens & Minor, Inc.	327	11,314
Patterson Cos., Inc.	3,510	158,757
Premier, Inc., Class A*	615	19,575
Providence Service Corp. (The)*	490	21,776
Quorum Health Corp.*	1,297	7,056
RadNet, Inc.*	1,583	9,340
Select Medical Holdings Corp.*	356	4,753
Surgery Partners, Inc.(x)*	433	8,444
Teladoc, Inc.(x)*	12,682	317,049
Tenet Healthcare Corp.*	3,357	59,452
UnitedHealth Group, Inc.	1	163
US Physical Therapy, Inc.	506	33,042
VCA, Inc.*	3,272	299,387
WellCare Health Plans, Inc.*	1,717	240,741

		2,846,809

Health Care Technology (0.7%)
athenahealth, Inc.(x)*	1,637	184,474
Castlight Health, Inc., Class B*	1,387	5,063
Computer Programs & Systems, Inc.(x)	498	13,944
Cotiviti Holdings, Inc.*	422	17,568
HealthStream, Inc.*	1,121	27,162
HMS Holdings Corp.*	3,505	71,257
Inovalon Holdings, Inc., Class A(x)*	2,387	30,076
Medidata Solutions, Inc.*	2,302	132,802
NantHealth, Inc.(x)*	240	1,190
Omnicell, Inc.*	1,492	60,650
Quality Systems, Inc.*	2,196	33,467
Veeva Systems, Inc., Class A*	12,664	649,409
Vocera Communications, Inc.*	712	17,679

		1,244,741

Life Sciences Tools & Services (1.0%)
Accelerate Diagnostics, Inc.(x)*	946	22,893
Albany Molecular Research, Inc.*	540	7,576
Bio-Techne Corp.	1,523	154,813
Bruker Corp.	4,377	102,115
Cambrex Corp.*	1,327	73,051
Charles River Laboratories International, Inc.*	1,943	174,773
ChromaDex Corp.(x)*	1,214	3,266
Enzo Biochem, Inc.*	1,632	13,660
Fluidigm Corp.*	1,181	6,720
ICON plc*	3,666	292,254
INC Research Holdings, Inc., Class A*	1,728	79,229
Luminex Corp.	735	13,502
Medpace Holdings, Inc.(x)*	254	7,582
NanoString Technologies, Inc.*	649	12,896
NeoGenomics, Inc.*	2,216	17,484
Pacific Biosciences of California, Inc.*	3,345	17,294
PAREXEL International Corp.*	2,194	138,463
Patheon NV*	844	22,231
PerkinElmer, Inc.	956	55,505
PRA Health Sciences, Inc.*	1,022	66,665
Quintiles IMS Holdings, Inc.*	4,698	378,330
VWR Corp.*	202	5,696

		1,665,998

Pharmaceuticals (2.0%)
AcelRx Pharmaceuticals, Inc.(x)*	1,509	4,753
Aclaris Therapeutics, Inc.(x)*	5,011	149,428
Aerie Pharmaceuticals, Inc.*	1,196	54,239
Agile Therapeutics, Inc.*	459	1,471
Akorn, Inc.*	13,640	328,450
Amphastar Pharmaceuticals, Inc.*	1,557	22,577
Ampio Pharmaceuticals, Inc.(x)*	1,878	1,502
ANI Pharmaceuticals, Inc.*	330	16,338
Aratana Therapeutics, Inc.(x)*	26,845	142,279
Axsome Therapeutics, Inc.(x)*	446	1,739
Bio-Path Holdings, Inc.(x)*	3,588	2,968
Catalent, Inc.*	4,147	117,443
Cempra, Inc.*	1,962	7,358
Clearside Biomedical, Inc.*	290	2,303
Collegium Pharmaceutical, Inc.(x)*	9,979	100,389
Corcept Therapeutics, Inc.*	3,269	35,828
Corium International, Inc.(x)*	14,425	60,297
Depomed, Inc.*	2,548	31,977
Dermira, Inc.*	1,144	39,022
Durect Corp.*	4,817	5,058
Egalet Corp.(x)*	221	1,127
Eisai Co. Ltd.	4,220	218,486
Flex Pharma, Inc.*	257	1,131
Foamix Pharmaceuticals Ltd.*	4,400	21,780
GW Pharmaceuticals plc (ADR)*	1,125	136,058
Heska Corp.*	267	28,030
Horizon Pharma plc*	6,692	98,908
Impax Laboratories, Inc.*	2,998	37,925
Innoviva, Inc.(x)*	2,995	41,421
Intersect ENT, Inc.*	1,106	18,968
Intra-Cellular Therapies, Inc.*	1,515	24,619
Lipocine, Inc.(x)*	703	2,742
Medicines Co. (The)(x)*	6,489	317,311
MyoKardia, Inc.(x)*	482	6,338
Nektar Therapeutics*	5,925	139,060
Neos Therapeutics, Inc.(x)*	5,082	36,590
Ocular Therapeutix, Inc.(x)*	830	7,702
Omeros Corp.(x)*	1,023	15,468
Ono Pharmaceutical Co. Ltd.	11,315	234,217
Pacira Pharmaceuticals, Inc.*	1,512	68,947
Paratek Pharmaceuticals, Inc.(x)*	806	15,516
Phibro Animal Health Corp., Class A	735	20,654
Prestige Brands Holdings, Inc.*	2,218	123,232
Reata Pharmaceuticals, Inc., Class A(x)*	238	5,391
Revance Therapeutics, Inc.(x)*	12,319	256,234
SciClone Pharmaceuticals, Inc.*	2,239	21,942
Sucampo Pharmaceuticals, Inc., Class A(x)*	1,069	11,759
Supernus Pharmaceuticals, Inc.*	1,959	61,317
Teligent, Inc.(x)*	1,783	13,925
TherapeuticsMD, Inc.(x)*	34,237	246,506
Theravance Biopharma, Inc.(x)*	1,653	60,863

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Titan Pharmaceuticals, Inc.(x)*	765	$2,525
WaVe Life Sciences Ltd.(x)*	252	6,930

		3,429,041

Total Health Care		30,786,650

Industrials (17.8%)
Aerospace & Defense (2.4%)
Aerojet Rocketdyne Holdings, Inc.*	1,343	29,143
Aerovironment, Inc.*	143	4,008
Astronics Corp.*	11,595	367,909
B/E Aerospace, Inc.	4,252	272,596
BWX Technologies, Inc.	3,924	186,782
Cubic Corp.	5,600	295,680
Curtiss-Wright Corp.	1,337	122,015
DigitalGlobe, Inc.*	6,318	206,915
HEICO Corp.	793	69,150
HEICO Corp., Class A	1,624	121,800
Hexcel Corp.	12,817	699,166
Huntington Ingalls Industries, Inc.	1,637	327,793
KeyW Holding Corp. (The)(x)*	32,813	309,755
Mercury Systems, Inc.*	10,935	427,012
Moog, Inc., Class A*	109	7,341
National Presto Industries, Inc.	24	2,453
Sparton Corp.*	27	567
Spirit AeroSystems Holdings, Inc., Class A	2,640	152,909
TASER International, Inc.(x)*	2,214	50,457
Teledyne Technologies, Inc.*	405	51,216
TransDigm Group, Inc.	1,654	364,145
Vectrus, Inc.*	92	2,056

		4,070,868

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	325	5,216
Echo Global Logistics, Inc.*	11,382	243,006
Expeditors International of Washington, Inc.	6,702	378,597
Forward Air Corp.	1,227	58,368
Hub Group, Inc., Class A*	1,273	59,067
Radiant Logistics, Inc.*	818	4,090

		748,344

Airlines (0.8%)
Alaska Air Group, Inc.	4,146	382,344
Allegiant Travel Co.	3,065	491,166
Hawaiian Holdings, Inc.*	2,208	102,562
JetBlue Airways Corp.*	965	19,889
Spirit Airlines, Inc.*	7,307	387,782

		1,383,743

Building Products (1.8%)
AAON, Inc.	1,712	60,519
Advanced Drainage Systems, Inc.	1,485	32,522
Allegion plc	4,039	305,752
American Woodmark Corp.*	577	52,969
AO Smith Corp.	14,551	744,428
Apogee Enterprises, Inc.	1,180	70,340
Armstrong Flooring, Inc.*	61	1,124
Builders FirstSource, Inc.*	3,481	51,867
Caesarstone Ltd.(x)*	964	34,945
Continental Building Products, Inc.*	1,551	38,000
Fortune Brands Home & Security, Inc.	6,423	390,840
Gibraltar Industries, Inc.*	842	34,690
Griffon Corp.	1,111	27,386
Insteel Industries, Inc.	756	27,322
JELD-WEN Holding, Inc.*	838	27,528
Lennox International, Inc.	4,601	769,746
Masonite International Corp.*	1,266	100,331
NCI Building Systems, Inc.*	1,175	20,151
Patrick Industries, Inc.*	609	43,178
PGT Innovations, Inc.*	2,113	22,715
Ply Gem Holdings, Inc.*	904	17,809
Quanex Building Products Corp.	117	2,369
Simpson Manufacturing Co., Inc.	1,707	73,555
Trex Co., Inc.*	1,227	85,142
Universal Forest Products, Inc.	710	69,963

		3,105,191

Commercial Services & Supplies (2.4%)
Advanced Disposal Services, Inc.*	6,443	145,612
Aqua Metals, Inc.(x)*	448	8,754
Brady Corp., Class A	1,446	55,888
Brink’s Co. (The)	1,856	99,203
Clean Harbors, Inc.*	5,791	322,095
Copart, Inc.*	11,081	686,246
Covanta Holding Corp.	4,977	78,139
Deluxe Corp.	2,052	148,093
Healthcare Services Group, Inc.	2,924	125,995
Heritage-Crystal Clean, Inc.*	289	3,959
Herman Miller, Inc.	2,487	78,465
HNI Corp.	1,887	86,972
InnerWorkings, Inc.*	1,569	15,627
Interface, Inc.	10,037	191,205
KAR Auction Services, Inc.	5,793	252,980
Kimball International, Inc., Class B	1,351	22,292
Knoll, Inc.	2,047	48,739
LSC Communications, Inc.	783	19,700
Matthews International Corp., Class A	1,337	90,448
Mobile Mini, Inc.	12,595	384,148
MSA Safety, Inc.	880	62,207
Multi-Color Corp.	571	40,541
Pitney Bowes, Inc.	7,928	103,936
Quad/Graphics, Inc.	667	16,835
Rollins, Inc.	4,033	149,745
RR Donnelley & Sons Co.	1,946	23,566
SP Plus Corp.*	654	22,073
Steelcase, Inc., Class A	17,766	297,581
Team, Inc.*	1,152	31,162
Tetra Tech, Inc.	417	17,034
UniFirst Corp.	63	8,911
US Ecology, Inc.	10,910	511,134
Viad Corp.	504	22,781
West Corp.	217	5,299

		4,177,365

Construction & Engineering (0.6%)
Argan, Inc.	555	36,713
Comfort Systems USA, Inc.	1,543	56,551
Dycom Industries, Inc.*	4,784	444,672
EMCOR Group, Inc.	408	25,684
Granite Construction, Inc.	1,267	63,591
Great Lakes Dredge & Dock Corp.*	150	600
IES Holdings, Inc.*	308	5,575
MasTec, Inc.*	2,762	110,618
NV5 Global, Inc.*	214	8,046
Primoris Services Corp.	1,655	38,429
Quanta Services, Inc.*	1,649	61,194
Tutor Perini Corp.*	256	8,141
Valmont Industries, Inc.	745	115,848

		975,662

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	262	5,266
AMETEK, Inc.	5,198	281,108
Atkore International Group, Inc.*	315	8,278
AZZ, Inc.	1,081	64,320
Energous Corp.(x)*	637	9,937
EnerSys	529	41,759

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Generac Holdings, Inc.*	2,539	$94,654
General Cable Corp.	1,900	34,105
Hubbell, Inc.	1,480	177,674
Plug Power, Inc.(x)*	4,228	5,835
Power Solutions International, Inc.(x)*	200	2,018
Rockwell Automation, Inc.	2,212	344,431
Vicor Corp.*	594	9,563

		1,078,948

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	4,616	491,189
Raven Industries, Inc.	984	28,585

		519,774

Machinery (4.5%)
Actuant Corp., Class A	1,242	32,727
Alamo Group, Inc.	92	7,009
Albany International Corp., Class A	161	7,414
Altra Industrial Motion Corp.	8,149	317,404
Astec Industries, Inc.	398	24,475
Blue Bird Corp.(x)*	42	720
Donaldson Co., Inc.	4,921	224,004
Douglas Dynamics, Inc.	826	25,317
Energy Recovery, Inc.(x)*	1,520	12,646
EnPro Industries, Inc.	900	64,044
Flowserve Corp.	3,317	160,609
Franklin Electric Co., Inc.	1,785	76,844
Global Brass & Copper Holdings, Inc.	855	29,412
Gorman-Rupp Co. (The)	666	20,912
Graco, Inc.	2,323	218,687
Hillenbrand, Inc.	2,451	87,868
Hyster-Yale Materials Handling, Inc.	113	6,372
IDEX Corp.	8,069	754,532
John Bean Technologies Corp.	1,242	109,234
Kadant, Inc.	65	3,858
Kennametal, Inc.	13,810	541,766
Lincoln Electric Holdings, Inc.	6,927	601,679
Lindsay Corp.(x)	386	34,014
Lydall, Inc.*	692	37,091
Middleby Corp. (The)*	10,520	1,435,454
Milacron Holdings Corp.*	547	10,180
Miller Industries, Inc.	51	1,344
Mueller Industries, Inc.	1,695	58,020
Mueller Water Products, Inc., Class A	6,485	76,653
Navistar International Corp.*	134	3,299
Nordson Corp.	6,819	837,646
Omega Flex, Inc.	126	6,022
Proto Labs, Inc.*	1,027	52,480
RBC Bearings, Inc.*	945	91,750
Rexnord Corp.*	2,650	61,162
Snap-on, Inc.	1,781	300,401
Standex International Corp.	411	41,162
Sun Hydraulics Corp.	887	32,030
Supreme Industries, Inc., Class A	331	6,706
Tennant Co.	706	51,291
Toro Co. (The)	4,503	281,257
Wabash National Corp.	679	14,049
WABCO Holdings, Inc.*	2,220	260,672
Wabtec Corp.	3,626	282,828
Watts Water Technologies, Inc., Class A	1,077	67,151
WELBILT, Inc.*	2,328	45,699
Woodward, Inc.	2,202	149,560
Xylem, Inc.	3,919	196,812

		7,762,266

Marine (0.0%)
Matson, Inc.	784	24,900

Professional Services (0.9%)
Advisory Board Co. (The)*	1,690	79,092
Barrett Business Services, Inc.	315	17,205
CEB, Inc.	1,340	105,324
Dun & Bradstreet Corp. (The)	608	65,628
Exponent, Inc.	1,081	64,374
Franklin Covey Co.*	344	6,949
FTI Consulting, Inc.*	144	5,928
GP Strategies Corp.*	543	13,738
Hill International, Inc.*	558	2,316
Huron Consulting Group, Inc.*	133	5,599
Insperity, Inc.	641	56,825
Kforce, Inc.	1,006	23,893
Korn/Ferry International	1,394	43,897
Mistras Group, Inc.*	756	16,163
On Assignment, Inc.*	2,117	102,738
Robert Half International, Inc.	5,355	261,485
TransUnion*	15,503	594,539
TriNet Group, Inc.*	1,756	50,748
TrueBlue, Inc.*	114	3,118
WageWorks, Inc.*	1,529	110,547

		1,630,106

Road & Rail (0.9%)
AMERCO	157	59,847
Avis Budget Group, Inc.*	3,263	96,520
Genesee & Wyoming, Inc., Class A*	4,932	334,685
Heartland Express, Inc.	1,978	39,659
Hertz Global Holdings, Inc.*	631	11,068
JB Hunt Transport Services, Inc.	3,001	275,312
Knight Transportation, Inc.	9,527	298,671
Landstar System, Inc.	1,778	152,286
Old Dominion Freight Line, Inc.	1,769	151,373
Swift Transportation Co.(x)*	3,077	63,202
Universal Logistics Holdings, Inc.	183	2,626
YRC Worldwide, Inc.*	234	2,576

		1,487,825

Trading Companies & Distributors (2.2%)
AerCap Holdings NV*	6,651	305,746
Air Lease Corp.	2,004	77,655
Applied Industrial Technologies, Inc.	658	40,697
Beacon Roofing Supply, Inc.*	10,688	525,423
BMC Stock Holdings, Inc.*	1,935	43,731
Fastenal Co.	15,788	813,083
Foundation Building Materials, Inc.*	335	5,350
GMS, Inc.*	312	10,932
H&E Equipment Services, Inc.	1,320	32,366
HD Supply Holdings, Inc.*	8,468	348,247
Herc Holdings, Inc.*	210	10,267
Kaman Corp.	93	4,476
Lawson Products, Inc.*	161	3,614
MSC Industrial Direct Co., Inc., Class A	1,181	121,360
Neff Corp., Class A*	85	1,653
Real Industry, Inc.*	1,132	3,226
SiteOne Landscape Supply, Inc.*	508	24,592
Triton International Ltd.	323	8,330
United Rentals, Inc.*	3,173	396,784
Univar, Inc.*	15,488	474,862
Watsco, Inc.	3,552	508,575

		3,760,969

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	528	$6,019

Total Industrials		30,731,980

Information Technology (25.6%)
Communications Equipment (1.7%)
Acacia Communications, Inc.(x)*	231	13,541
ADTRAN, Inc.	1,285	26,664
Aerohive Networks, Inc.(x)*	944	3,974
Arista Networks, Inc.(x)*	9,805	1,296,908
ARRIS International plc*	1,813	47,954
CalAmp Corp.*	1,595	26,780
Ciena Corp.*	5,743	135,588
Clearfield, Inc.(x)*	502	8,258
CommScope Holding Co., Inc.*	5,392	224,900
Extreme Networks, Inc.*	4,527	33,998
Infinera Corp.*	4,050	41,432
InterDigital, Inc.	1,447	124,876
Lumentum Holdings, Inc.*	6,035	321,968
NETGEAR, Inc.*	895	44,347
Oclaro, Inc.*	3,932	38,612
Plantronics, Inc.	1,376	74,455
ShoreTel, Inc.*	14,163	87,102
Silicom Ltd.	61	3,030
Sonus Networks, Inc.*	266	1,753
Ubiquiti Networks, Inc.*	1,096	55,085
ViaSat, Inc.*	5,029	320,951

		2,932,176

Electronic Equipment, Instruments & Components (2.1%)
Badger Meter, Inc.	1,172	43,071
Belden, Inc.	1,751	121,152
CDW Corp.	6,842	394,852
Cognex Corp.	5,733	481,285
Coherent, Inc.*	2,851	586,280
ePlus, Inc.*	201	27,145
Fabrinet*	1,458	61,280
FARO Technologies, Inc.*	3,908	139,711
Fitbit, Inc., Class A(x)*	4,234	25,065
II-VI, Inc.*	737	26,569
IPG Photonics Corp.*	1,251	150,996
Itron, Inc.*	1,388	84,252
Littelfuse, Inc.	924	147,757
Mesa Laboratories, Inc.	132	16,196
Methode Electronics, Inc.	1,392	63,475
MTS Systems Corp.	657	36,168
National Instruments Corp.	3,441	112,039
Novanta, Inc.*	359	9,531
Radisys Corp.*	1,453	5,812
Rogers Corp.*	274	23,528
Trimble, Inc.*	18,480	591,544
Universal Display Corp.	1,728	148,781
VeriFone Systems, Inc.*	4,555	85,315
Zebra Technologies Corp., Class A*	1,782	162,608

		3,544,412

Internet Software & Services (5.1%)
2U, Inc.*	34,392	1,363,986
Alarm.com Holdings, Inc.*	15,354	471,982
Amber Road, Inc.*	648	5,003
Angie’s List, Inc.*	1,618	9,223
Appfolio, Inc., Class A*	235	6,392
Apptio, Inc., Class A*	161	1,889
Bazaarvoice, Inc.*	34,300	147,490
Benefitfocus, Inc.(x)*	565	15,792
Blucora, Inc.*	346	5,986
Box, Inc., Class A*	2,128	34,708
Brightcove, Inc.*	1,400	12,460
Carbonite, Inc.*	787	15,976
Care.com, Inc.*	682	8,532
ChannelAdvisor Corp.*	986	10,994
Cimpress NV(x)*	1,049	90,413
CommerceHub, Inc.*	330	5,119
Cornerstone OnDemand, Inc.*	2,097	81,552
CoStar Group, Inc.*	6,211	1,287,042
Coupa Software, Inc.*	166	4,216
DHI Group, Inc.*	2,172	8,579
Endurance International Group Holdings, Inc.*	2,623	20,591
Envestnet, Inc.*	12,335	398,421
Five9, Inc.*	1,457	23,982
GoDaddy, Inc., Class A*	13,730	520,367
Gogo, Inc.(x)*	2,480	27,280
GrubHub, Inc.(x)*	12,200	401,258
GTT Communications, Inc.*	1,160	28,246
Hortonworks, Inc.(x)*	1,754	17,207
IAC/InterActiveCorp*	2,321	171,104
Instructure, Inc.*	451	10,553
j2 Global, Inc.	1,967	165,051
LivePerson, Inc.*	2,222	15,221
LogMeIn, Inc.	6,689	652,178
Match Group, Inc.(x)*	1,275	20,821
MeetMe, Inc.*	1,561	9,194
MINDBODY, Inc., Class A*	622	17,074
New Relic, Inc.*	965	35,773
NIC, Inc.	2,636	53,247
Nutanix, Inc., Class A(x)*	420	7,883
Pandora Media, Inc.(x)*	29,608	349,670
Q2 Holdings, Inc.*	8,345	290,823
Quotient Technology, Inc.(x)*	2,707	25,852
Reis, Inc.	217	3,884
Shutterstock, Inc.(x)*	806	33,328
SPS Commerce, Inc.*	690	40,358
Stamps.com, Inc.(x)*	669	79,176
TechTarget, Inc.*	222	2,005
Trade Desk, Inc. (The), Class A(x)*	7,869	293,120
TrueCar, Inc.(x)*	2,374	36,726
Twilio, Inc., Class A(x)*	8,786	253,652
Web.com Group, Inc.*	1,782	34,393
WebMD Health Corp.*	1,567	82,550
Wix.com Ltd.*	4,111	279,137
Xactly Corp.*	990	11,781
XO Group, Inc.*	1,123	19,327
Yelp, Inc.*	2,197	71,952
Zillow Group, Inc., Class A*	1,504	50,850
Zillow Group, Inc., Class C(x)*	21,125	711,279

		8,852,648

IT Services (2.6%)
Acxiom Corp.*	1,583	45,068
ALJ Regional Holdings, Inc.*	860	3,199
Black Knight Financial Services, Inc., Class A*	967	37,036
Blackhawk Network Holdings, Inc.*	2,285	92,771
Booz Allen Hamilton Holding Corp.	4,499	159,220
Broadridge Financial Solutions, Inc.	4,902	333,091
Cardtronics plc, Class A*	1,885	88,124
Cass Information Systems, Inc.	272	17,979
Convergys Corp.	1,863	39,402
CoreLogic, Inc.*	2,050	83,476
CSG Systems International, Inc.	1,322	49,985
CSRA, Inc.	6,878	201,457
DST Systems, Inc.	1,380	169,050
EPAM Systems, Inc.*	2,021	152,626
Euronet Worldwide, Inc.*	2,095	179,164
EVERTEC, Inc.	2,153	34,233

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
ExlService Holdings, Inc.*	1,333	$63,131
Forrester Research, Inc.	419	16,655
Gartner, Inc.*	3,340	360,688
Genpact Ltd.	5,890	145,836
Global Payments, Inc.	4,171	336,516
Hackett Group, Inc. (The)	996	19,412
Information Services Group, Inc.*	1,356	4,271
Jack Henry & Associates, Inc.	3,267	304,158
Leidos Holdings, Inc.	2,801	143,243
MAXIMUS, Inc.	2,677	166,509
NeuStar, Inc., Class A*	691	22,907
Perficient, Inc.*	1,111	19,287
PFSweb, Inc.*	457	2,984
Planet Payment, Inc.*	1,844	7,339
Sabre Corp.	8,734	185,073
Science Applications International Corp.	1,769	131,614
ServiceSource International, Inc.*	1,405	5,451
Square, Inc., Class A*	2,114	36,530
Syntel, Inc.	1,312	22,081
TeleTech Holdings, Inc.	622	18,411
Teradata Corp.*	5,449	169,573
Travelport Worldwide Ltd.	3,595	42,313
Unisys Corp.(x)*	1,302	18,163
Vantiv, Inc., Class A*	5,556	356,251
Virtusa Corp.*	1,170	35,357
WEX, Inc.*	1,623	167,981

		4,487,615

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Energy Industries, Inc.*	1,562	107,091
Advanced Micro Devices, Inc.*	44,629	649,352
Ambarella, Inc.(x)*	522	28,559
Analog Devices, Inc.	3,976	325,833
Cabot Microelectronics Corp.	144	11,032
Cavium, Inc.*	13,096	938,458
CEVA, Inc.*	866	30,743
Cirrus Logic, Inc.*	2,627	159,433
Cree, Inc.*	1,516	40,523
Entegris, Inc.*	3,765	88,101
Exar Corp.*	273	3,552
FormFactor, Inc.*	1,725	20,441
Impinj, Inc.(x)*	150	4,541
Inphi Corp.*	1,659	80,992
Integrated Device Technology, Inc.*	22,129	523,793
Lattice Semiconductor Corp.*	64,206	444,306
MACOM Technology Solutions Holdings, Inc.*	7,734	373,552
MaxLinear, Inc., Class A*	2,352	65,974
Microchip Technology, Inc.	8,683	640,632
Micron Technology, Inc.*	17,163	496,011
Microsemi Corp.*	10,870	560,131
MKS Instruments, Inc.	126	8,663
Monolithic Power Systems, Inc.	1,632	150,307
Nanometrics, Inc.*	8,435	256,930
NeoPhotonics Corp.(x)*	216	1,946
NVE Corp.	94	7,782
NVIDIA Corp.	8,192	892,355
ON Semiconductor Corp.*	21,049	326,049
PDF Solutions, Inc.*	1,049	23,728
Power Integrations, Inc.	1,133	74,495
Rambus, Inc.*	1,232	16,188
Semtech Corp.*	2,687	90,821
Silicon Laboratories, Inc.*	1,725	126,874
Synaptics, Inc.*	1,444	71,492
XPERI Corp.	1,352	45,900

		7,686,580

Software (9.2%)
8x8, Inc.*	25,866	394,457
A10 Networks, Inc.*	1,909	17,467
ACI Worldwide, Inc.*	4,793	102,522
American Software, Inc., Class A	1,111	11,421
ANSYS, Inc.*	954	101,954
Aspen Technology, Inc.*	9,070	534,404
Atlassian Corp. plc, Class A*	1,075	32,196
Autodesk, Inc.*	7,208	623,276
Barracuda Networks, Inc.*	961	22,209
Blackbaud, Inc.	1,974	151,347
Blackline, Inc.(x)*	192	5,714
Bottomline Technologies de, Inc.*	15,782	373,244
BroadSoft, Inc.*	10,040	403,608
Cadence Design Systems, Inc.*	11,578	363,549
Callidus Software, Inc.*	24,936	532,384
CommVault Systems, Inc.*	1,606	81,585
CyberArk Software Ltd.*	7,350	373,895
Digimarc Corp.(x)*	327	8,829
Ebix, Inc.(x)	1,052	64,435
Ellie Mae, Inc.*	4,609	462,144
EnerNOC, Inc.*	968	5,808
Everbridge, Inc.*	147	3,018
Exa Corp.*	595	7,557
Fair Isaac Corp.	1,300	167,635
FireEye, Inc.(x)*	1,556	19,621
Fortinet, Inc.*	6,102	234,012
Gigamon, Inc.*	1,366	48,561
Globant SA(x)*	1,063	38,693
Guidance Software, Inc.*	777	4,584
Guidewire Software, Inc.*	25,264	1,423,120
HubSpot, Inc.*	11,929	722,301
Imperva, Inc.*	1,226	50,327
Jive Software, Inc.*	2,466	10,604
Manhattan Associates, Inc.*	3,021	157,243
MicroStrategy, Inc., Class A*	211	39,626
Mitek Systems, Inc.*	1,295	8,612
MobileIron, Inc.*	2,059	8,957
Model N, Inc.*	861	8,997
Monotype Imaging Holdings, Inc.	1,752	35,215
Nuance Communications, Inc.*	7,114	123,143
Park City Group, Inc.(x)*	425	5,249
Paycom Software, Inc.(x)*	1,829	105,186
Paylocity Holding Corp.*	13,087	505,551
Pegasystems, Inc.	1,499	65,731
Progress Software Corp.	306	8,889
Proofpoint, Inc.(x)*	6,411	476,722
PROS Holdings, Inc.*	1,098	26,561
PTC, Inc.*	2,134	112,142
Qualys, Inc.*	1,125	42,638
Rapid7, Inc.*	856	12,823
RealPage, Inc.*	2,308	80,549
RingCentral, Inc., Class A*	2,460	69,618
Rosetta Stone, Inc.*	623	6,074
Rubicon Project, Inc. (The)*	645	3,799
Sapiens International Corp. NV	1,065	13,717
ServiceNow, Inc.*	11,158	975,990
Silver Spring Networks, Inc.*	1,438	16,235
Splunk, Inc.*	11,574	720,944
SS&C Technologies Holdings, Inc.	6,522	230,879
Synchronoss Technologies, Inc.*	1,725	42,090
Synopsys, Inc.*	598	43,134
Tableau Software, Inc., Class A*	2,312	114,560
Take-Two Interactive Software, Inc.*	12,026	712,781
TiVo Corp.	1,520	28,500
Tyler Technologies, Inc.*	4,333	669,708

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Ultimate Software Group, Inc. (The)*	5,568	$1,086,929
Varonis Systems, Inc.*	467	14,851
VASCO Data Security International, Inc.*	1,240	16,740
VirnetX Holding Corp.(x)*	2,060	4,738
Workday, Inc., Class A*	12,575	1,047,246
Workiva, Inc.*	955	14,946
Zendesk, Inc.*	23,200	650,528
Zix Corp.*	2,472	11,890

		15,716,212

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.(x)*	4,483	67,066
Avid Technology, Inc.*	851	3,966
CPI Card Group, Inc.	625	2,625
Cray, Inc.*	1,646	36,047
Diebold Nixdorf, Inc.	916	28,121
Eastman Kodak Co.(x)*	711	8,177
Electronics For Imaging, Inc.*	1,964	95,902
Immersion Corp.*	411	3,559
NCR Corp.*	5,198	237,445
Nimble Storage, Inc.*	2,741	34,263
Pure Storage, Inc., Class A(x)*	30,486	299,677
Stratasys Ltd.*	1,011	20,715
Super Micro Computer, Inc.*	367	9,303
USA Technologies, Inc.(x)*	1,408	5,984

		852,850

Total Information Technology		44,072,493

Materials (4.6%)
Chemicals (2.4%)
Axalta Coating Systems Ltd.*	6,919	222,792
Balchem Corp.	1,311	108,053
Chase Corp.	312	29,765
Chemours Co. (The)	6,387	245,900
Chemtura Corp.*	1,354	45,224
Codexis, Inc.*	1,363	6,542
Ferro Corp.*	3,471	52,724
Flotek Industries, Inc.(x)*	2,289	29,276
GCP Applied Technologies, Inc.*	2,533	82,702
Hawkins, Inc.	64	3,136
HB Fuller Co.	4,949	255,170
Ingevity Corp.*	9,270	564,080
Innophos Holdings, Inc.	705	38,049
KMG Chemicals, Inc.	176	8,108
Koppers Holdings, Inc.*	716	30,323
Minerals Technologies, Inc.	782	59,901
NewMarket Corp.	278	125,998
OMNOVA Solutions, Inc.*	1,186	11,741
Platform Speciality Products Corp.*	34,199	445,271
PolyOne Corp.	15,104	514,895
Quaker Chemical Corp.	399	52,532
Rayonier Advanced Materials, Inc.	1,139	15,320
RPM International, Inc.	5,477	301,399
Scotts Miracle-Gro Co. (The), Class A	1,753	163,713
Sensient Technologies Corp.	1,857	147,186
Stepan Co.	88	6,935
Trecora Resources*	669	7,426
Trinseo SA	1,133	76,024
Valhi, Inc.	386	1,266
Valspar Corp. (The)	3,266	362,330
WR Grace & Co.	1,642	114,464

		4,128,245

Construction Materials (0.5%)
Eagle Materials, Inc.	1,969	191,269
Forterra, Inc.*	551	10,745
Headwaters, Inc.*	3,099	72,765
Martin Marietta Materials, Inc.	1,865	407,035
Summit Materials, Inc., Class A*	4,463	110,281
United States Lime & Minerals, Inc.	8	632
US Concrete, Inc.(x)*	599	38,665

		831,392

Containers & Packaging (1.4%)
AptarGroup, Inc.	657	50,582
Avery Dennison Corp.	3,531	284,599
Bemis Co., Inc.	555	27,117
Berry Plastics Group, Inc.*	5,314	258,101
Crown Holdings, Inc.*	5,674	300,438
Graphic Packaging Holding Co.	9,392	120,875
International Paper Co.	7,251	368,207
Multi Packaging Solutions International Ltd.*	927	16,640
Myers Industries, Inc.	880	13,948
Owens-Illinois, Inc.*	6,797	138,523
Packaging Corp. of America	3,929	359,975
Sealed Air Corp.	8,273	360,537
Silgan Holdings, Inc.	1,559	92,542

		2,392,084

Metals & Mining (0.1%)
Century Aluminum Co.*	122	1,548
Coeur Mining, Inc.*	5,460	44,117
Gold Resource Corp.(x)	1,734	7,838
Kaiser Aluminum Corp.	254	20,295
Royal Gold, Inc.	192	13,450
Steel Dynamics, Inc.	1,484	51,584
Worthington Industries, Inc.	1,879	84,723

		223,555

Paper & Forest Products (0.2%)
Boise Cascade Co.*	1,465	39,116
Clearwater Paper Corp.*	721	40,376
Deltic Timber Corp.	439	34,295
KapStone Paper and Packaging Corp.	247	5,706
Louisiana-Pacific Corp.*	5,609	139,215
Neenah Paper, Inc.	692	51,692
Schweitzer-Mauduit International, Inc.	248	10,272

		320,672

Total Materials		7,895,948

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (3.0%)
Acadia Realty Trust (REIT)	676	20,321
Alexander’s, Inc. (REIT)	85	36,708
Alexandria Real Estate Equities, Inc. (REIT)	328	36,251
American Assets Trust, Inc. (REIT)	613	25,648
Armada Hoffler Properties, Inc. (REIT)	1,218	16,918
Care Capital Properties, Inc. (REIT)	380	10,211
CareTrust REIT, Inc. (REIT)	2,536	42,656
Chesapeake Lodging Trust (REIT)	707	16,940
City Office REIT, Inc. (REIT)	620	7,533
Colony NorthStar, Inc. (REIT), Class A	7,973	102,931
CoreSite Realty Corp. (REIT)	5,514	496,535
CubeSmart (REIT)	5,095	132,266
CyrusOne, Inc. (REIT)	2,741	141,079
DuPont Fabros Technology, Inc. (REIT)	3,132	155,316
EastGroup Properties, Inc. (REIT)	1,332	97,942
Education Realty Trust, Inc. (REIT)	379	15,482
Empire State Realty Trust, Inc. (REIT), Class A	3,163	65,284

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Equinix, Inc. (REIT)	1,532	$613,366
Equity LifeStyle Properties, Inc. (REIT)	3,231	248,981
FelCor Lodging Trust, Inc. (REIT)	5,200	39,052
First Industrial Realty Trust, Inc. (REIT)	1,130	30,092
Four Corners Property Trust, Inc. (REIT)	1,688	38,537
Gaming and Leisure Properties, Inc. (REIT)	7,925	264,853
GEO Group, Inc. (The) (REIT)	663	30,743
Global Medical REIT, Inc. (REIT)(x)	330	2,996
Gramercy Property Trust (REIT)	927	24,380
Healthcare Trust of America, Inc. (REIT), Class A	4,212	132,510
Invitation Homes, Inc. (REIT)*	110	2,401
Iron Mountain, Inc. (REIT)	10,974	391,442
iStar, Inc. (REIT)*	2,876	33,937
Lamar Advertising Co. (REIT), Class A	3,458	258,450
Life Storage, Inc. (REIT)	1,255	103,061
LTC Properties, Inc. (REIT)	1,373	65,767
Medical Properties Trust, Inc. (REIT)	4,177	53,842
Monmouth Real Estate Investment Corp. (REIT)	481	6,864
National Health Investors, Inc. (REIT)	1,565	113,666
National Storage Affiliates Trust (REIT)	131	3,131
Omega Healthcare Investors, Inc. (REIT)	2,860	94,351
Outfront Media, Inc. (REIT)	976	25,913
Pennsylvania REIT (REIT)	861	13,036
Physicians Realty Trust (REIT)	2,950	58,617
Potlatch Corp. (REIT)	1,706	77,964
PS Business Parks, Inc. (REIT)	829	95,136
QTS Realty Trust, Inc. (REIT), Class A	1,979	96,476
Regency Centers Corp. (REIT)	759	50,390
Retail Opportunity Investments Corp. (REIT)	3,208	67,464
Rexford Industrial Realty, Inc. (REIT)	1,127	25,380
Ryman Hospitality Properties, Inc. (REIT)	1,827	112,963
Sabra Health Care REIT, Inc. (REIT)	448	12,513
Saul Centers, Inc. (REIT)	399	24,586
Senior Housing Properties Trust (REIT)	1,222	24,746
STAG Industrial, Inc. (REIT)	3,149	78,788
Tanger Factory Outlet Centers, Inc. (REIT)	3,567	116,891
Taubman Centers, Inc. (REIT)	1,248	82,393
Terreno Realty Corp. (REIT)	484	13,552
UMH Properties, Inc. (REIT)	279	4,244
Universal Health Realty Income Trust (REIT)	385	24,833
Urban Edge Properties (REIT)	3,781	99,440
Urstadt Biddle Properties, Inc. (REIT), Class A	1,151	23,665
Washington Prime Group, Inc. (REIT)	1,742	15,138
Washington REIT (REIT)	1,051	32,875

		5,149,446

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.	1,031	45,901
Altisource Portfolio Solutions SA(x)*	459	16,891
Consolidated-Tomoka Land Co.	158	8,459
HFF, Inc., Class A	1,536	42,501
Kennedy-Wilson Holdings, Inc.	1,693	37,585
Marcus & Millichap, Inc.*	571	14,035
RMR Group, Inc. (The), Class A	300	14,850

		180,222

Total Real Estate		5,329,668

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
Cogent Communications Holdings, Inc.	1,710	73,616
Consolidated Communications Holdings, Inc.(x)	1,430	33,491
FairPoint Communications, Inc.*	722	11,985
General Communication, Inc., Class A*	1,176	24,461
Globalstar, Inc.(x)*	10,167	16,267
IDT Corp., Class B	455	5,788
Lumos Networks Corp.*	83	1,469
ORBCOMM, Inc.*	2,604	24,868
Straight Path Communications, Inc., Class B(x)*	391	14,064
Vonage Holdings Corp.*	38,325	242,213
Windstream Holdings, Inc.(x)	4,239	23,103
Zayo Group Holdings, Inc.*	6,878	226,286

		697,611

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	821	10,665
Shenandoah Telecommunications Co.	1,941	54,445

		65,110

Total Telecommunication Services		762,721

Utilities (0.2%)
Electric Utilities (0.0%)
MGE Energy, Inc.	672	43,680
Spark Energy, Inc., Class A(x)	219	6,997

		50,677

Gas Utilities (0.0%)
Chesapeake Utilities Corp.	77	5,328
New Jersey Resources Corp.	250	9,900
Southwest Gas Holdings, Inc.	187	15,505
WGL Holdings, Inc.	89	7,345

		38,078

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	773	44,123
Pattern Energy Group, Inc.	2,213	44,548

		88,671

Water Utilities (0.1%)
American States Water Co.	1,010	44,742
California Water Service Group	1,183	42,411
Connecticut Water Service, Inc.	108	5,740
Global Water Resources, Inc.(x)	340	2,958
Middlesex Water Co.	591	21,837
York Water Co. (The)	493	17,280

		134,968

Total Utilities		312,394

Total Common Stocks (97.6%) (Cost $122,652,551)		168,659,900

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)*† (Cost $—)	6,078	$5,060

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.0%)
JPMorgan Prime Money Market Fund, IM Shares	3,513,495	3,514,549

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.4%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,000,066, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $1,020,001.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $1,400,103, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $1,428,000.(xx)	1,400,000	1,400,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $250,023, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $255,001.(xx)	250,000	250,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $1,900,206, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $2,086,174.(xx)	1,900,000	1,900,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $700,055, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $714,001.(xx)	700,000	700,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $26,351, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $26,876.(xx)	26,350	26,350
Macquarie Bank Ltd, 0.81%, dated 3/31/17, due 4/4/17, repurchase price $500,045, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $510,308.(xx)	500,000	500,000
Macquarie Bank Ltd, 0.83%, dated 3/31/17, due 4/3/17, repurchase price $800,055, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $816,493.(xx)	800,000	800,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $1,500,245, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $1,530,208.(xx)	1,500,000	1,500,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $1,000,082, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $1,020,083.(xx)	1,000,000	1,000,000
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $1,000,071, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $1,020,072.(xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $1,000,066, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		11,076,350

Total Short-Term Investments (8.4%) (Cost $14,591,062)		14,590,899

Total Investments (106.0%) (Cost $137,243,613)		183,255,859
Other Assets Less Liabilities (-6.0%)		(10,401,954)

Net Assets (100%)		$172,853,905

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

*	Non-income producing.

†	Securities (totaling $5,060 or 0.0% of net assets) held at fair value by management.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $10,979,635. This was secured by cash collateral of $11,076,350 which was subsequently invested in joint repurchase agreements with a total value of $11,076,350, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $140,081 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% -6.500%, maturing 4/30/17-2/15/42.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	2	June-17	$214,875	$217,540	$2,665
Russell 2000 Mini Index	8	June-17	549,337	553,760	4,423
S&P MidCap 400 E-Mini Index	7	June-17	1,201,900	1,202,740	840

					$7,928

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$28,087,854	$—	$—	$28,087,854
Consumer Staples	5,253,616	—	—	5,253,616
Energy	4,125,036	—	—	4,125,036
Financials	11,301,540	—	—	11,301,540
Health Care	30,333,947	452,703	—	30,786,650
Industrials	30,731,980	—	—	30,731,980
Information Technology	44,072,493	—	—	44,072,493
Materials	7,895,948	—	—	7,895,948
Real Estate	5,329,668	—	—	5,329,668
Telecommunication Services	762,721	—	—	762,721
Utilities	312,394	—	—	312,394
Futures	7,928	—	—	7,928
Rights
Health Care	—	—	5,060	5,060
Short-Term Investments
Investment Companies	3,514,549	—	—	3,514,549
Repurchase Agreements	—	11,076,350	—	11,076,350

Total Assets	$171,729,674	$11,529,053	$5,060	$183,263,787

Total Liabilities	$—	$—	$—	$—

Total	$171,729,674	$11,529,053	$5,060	$183,263,787

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,031,187
Aggregate gross unrealized depreciation	(7,623,786)

Net unrealized appreciation	$45,407,401

Federal income tax cost of investments	$137,848,458

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (1.4%)
BorgWarner, Inc.	30,855	$1,289,430
Cooper Tire & Rubber Co.	2,555	113,314
Cooper-Standard Holdings, Inc.*	55	6,101
Dana, Inc.	6,932	133,857
Gentex Corp.	4,617	98,481
Goodyear Tire & Rubber Co. (The)	28,066	1,010,376
Lear Corp.	541	76,595
Metaldyne Performance Group, Inc.	191	4,364
Modine Manufacturing Co.*	2,203	26,877
Motorcar Parts of America, Inc.*	63	1,936
Spartan Motors, Inc.	1,433	11,464
Standard Motor Products, Inc.	414	20,344
Strattec Security Corp.	134	3,725
Superior Industries International, Inc.	1,108	28,088
Tower International, Inc.	984	26,666

		2,851,618

Automobiles (0.2%)
Thor Industries, Inc.	4,874	468,538

Distributors (0.0%)
Weyco Group, Inc.	281	7,890

Diversified Consumer Services (0.3%)
American Public Education, Inc.*	739	16,923
Ascent Capital Group, Inc., Class A*	590	8,337
Bridgepoint Education, Inc.*	774	8,259
Cambium Learning Group, Inc.*	552	2,705
Career Education Corp.*	3,086	26,848
Carriage Services, Inc.	85	2,305
Chegg, Inc.(x)*	2,164	18,264
DeVry Education Group, Inc.	2,904	102,947
Graham Holdings Co., Class B	196	117,512
H&R Block, Inc.	9,707	225,688
Houghton Mifflin Harcourt Co.*	1,974	20,036
K12, Inc.*	1,555	29,778
Laureate Education, Inc., Class A*	612	8,733
Regis Corp.*	1,719	20,147
Sotheby’s*	995	45,253
Strayer Education, Inc.	270	21,732
Weight Watchers International, Inc.(x)*	104	1,619

		677,086

Hotels, Restaurants & Leisure (1.2%)
Aramark	17,202	634,238
Belmond Ltd., Class A*	4,004	48,448
Biglari Holdings, Inc.*	44	19,007
Caesars Acquisition Co., Class A*	2,140	32,956
Caesars Entertainment Corp.(x)*	2,546	24,314
Carrols Restaurant Group, Inc.*	261	3,693
Century Casinos, Inc.*	432	3,266
Choice Hotels International, Inc.	489	30,611
Cracker Barrel Old Country Store, Inc.(x)	34	5,415
Del Frisco’s Restaurant Group, Inc.*	1,013	18,285
Del Taco Restaurants, Inc.*	1,034	13,711
Denny’s Corp.*	954	11,801
DineEquity, Inc.	367	19,972
El Pollo Loco Holdings, Inc.(x)*	941	11,245
Eldorado Resorts, Inc.(x)*	156	2,952
Empire Resorts, Inc.(x)*	13	315
Extended Stay America, Inc.	2,973	47,390
Fiesta Restaurant Group, Inc.*	223	5,397
Fogo De Chao, Inc.*	207	3,364
Golden Entertainment, Inc.	349	4,617
Hyatt Hotels Corp., Class A*	1,421	76,706
ILG, Inc.	4,730	99,141
International Game Technology plc .	4,389	104,019
International Speedway Corp., Class A	1,217	44,968
Intrawest Resorts Holdings, Inc.*	827	20,683
J Alexander’s Holdings, Inc.*	623	6,261
Jack in the Box, Inc.	345	35,093
Kona Grill, Inc.(x)*	181	1,140
La Quinta Holdings, Inc.*	3,207	43,359
Luby’s, Inc.*	857	2,665
Marcus Corp. (The)	848	27,221
Marriott Vacations Worldwide Corp.	996	99,530
Monarch Casino & Resort, Inc.*	439	12,968
Noodles & Co.(x)*	173	995
Penn National Gaming, Inc.*	522	9,620
Pinnacle Entertainment, Inc.*	2,329	45,462
Red Lion Hotels Corp.*	538	3,793
Red Robin Gourmet Burgers, Inc.*	468	27,355
Red Rock Resorts, Inc., Class A	39,411	874,137
Ruby Tuesday, Inc.*	2,875	8,079
Speedway Motorsports, Inc.	510	9,608
Wendy’s Co. (The)	3,835	52,194

		2,545,994

Household Durables (2.5%)
AV Homes, Inc.(x)*	542	8,916
Bassett Furniture Industries, Inc.	238	6,402
Beazer Homes USA, Inc.*	1,445	17,528
CalAtlantic Group, Inc.(x)	3,053	114,335
Century Communities, Inc.*	658	16,713
CSS Industries, Inc.	405	10,498
Flexsteel Industries, Inc.	265	13,356
GoPro, Inc., Class A(x)*	4,852	42,212
Green Brick Partners, Inc.*	1,069	10,637
Hooker Furniture Corp.	450	13,973
Hovnanian Enterprises, Inc., Class A(x)*	5,536	12,567
KB Home(x)	2,990	59,441
La-Z-Boy, Inc.	1,327	35,829
Lennar Corp., Class A	13,138	672,534
Lennar Corp., Class B	248	10,366
LGI Homes, Inc.(x)*	71	2,408
Libbey, Inc.	955	13,924
Lifetime Brands, Inc.	506	10,171
M/I Homes, Inc.*	941	23,055
MDC Holdings, Inc.	1,162	34,918
Meritage Homes Corp.*	1,647	60,610
NACCO Industries, Inc., Class A	187	13,053
New Home Co., Inc. (The)*	357	3,734
Newell Brands, Inc.	26,581	1,253,825
NVR, Inc.*	501	1,055,546
PulteGroup, Inc.	10,408	245,108
Toll Brothers, Inc.*	3,833	138,410
TopBuild Corp.*	1,523	71,581
TRI Pointe Group, Inc.*	6,514	81,686
UCP, Inc., Class A*	290	2,944
Whirlpool Corp.	4,505	771,841
William Lyon Homes, Class A(x)*	1,167	24,064
ZAGG, Inc.*	1,187	8,546

		4,860,731

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	859	8,762
FTD Cos., Inc.*	894	18,005
Lands’ End, Inc.(x)*	629	13,492

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Liberty Expedia Holdings, Inc., Class A*	2,020	$91,870
Liberty Ventures*	3,006	133,706

		265,835

Leisure Products (0.1%)
Acushnet Holdings Corp.*	255	4,406
Brunswick Corp.	753	46,084
Callaway Golf Co.	2,819	31,206
Escalade, Inc.	341	4,399
JAKKS Pacific, Inc.(x)*	777	4,274
Johnson Outdoors, Inc., Class A	230	8,395
Vista Outdoor, Inc.*	2,132	43,898

		142,662

Media (1.7%)
AMC Entertainment Holdings, Inc., Class A	1,911	60,101
AMC Networks, Inc., Class A*	5,889	345,567
Clear Channel Outdoor Holdings, Inc., Class A	1,003	6,068
Daily Journal Corp.(x)*	19	4,072
Entercom Communications Corp., Class A(x)	1,168	16,702
Eros International plc(x)*	1,269	13,071
EW Scripps Co. (The), Class A*	2,828	66,288
Gannett Co., Inc.	5,673	47,540
Global Eagle Entertainment, Inc.(x)*	2,046	6,527
Gray Television, Inc.*	1,184	17,168
Hemisphere Media Group, Inc.*	43	505
John Wiley & Sons, Inc., Class A	2,071	111,420
Liberty Media Corp-Liberty Braves, Class A*	376	9,001
Liberty Media Corp-Liberty Braves, Class C*	1,413	33,418
Liberty Media Corp-Liberty Formula One, Class A*	898	29,365
Liberty Media Corp-Liberty Formula One, Class C(x)*	1,740	59,421
Lions Gate Entertainment Corp., Class A(x)*	809	21,487
Lions Gate Entertainment Corp., Class B*	809	19,723
Live Nation Entertainment, Inc.*	2,585	78,506
Madison Square Garden Co. (The), Class A*	809	161,565
MDC Partners, Inc., Class A(x)	1,715	16,121
Meredith Corp.	1,743	112,598
MSG Networks, Inc., Class A*	1,890	44,132
National CineMedia, Inc.	2,968	37,486
New Media Investment Group, Inc.	1,612	22,907
New York Times Co. (The), Class A	41,293	594,619
Nexstar Media Group, Inc., Class A	649	45,527
Reading International, Inc., Class A*	615	9,557
Regal Entertainment Group, Class A	2,661	60,085
Saga Communications, Inc., Class A	167	8,525
Salem Media Group, Inc.	459	3,420
Scholastic Corp.	1,255	53,425
TEGNA, Inc.	46,726	1,197,120
Time, Inc.	4,749	91,893
Townsquare Media, Inc., Class A*	302	3,678
Tribune Media Co., Class A	3,092	115,239
tronc, Inc.(x)*	626	8,714

		3,532,561

Multiline Retail (0.3%)
Dillard’s, Inc., Class A(x)	820	42,837
Fred’s, Inc., Class A(x)	1,590	20,829
JC Penney Co., Inc.(x)*	14,344	88,359
Nordstrom, Inc.(x)	10,465	487,355
Sears Holdings Corp.(x)*	358	4,113
Tuesday Morning Corp.*	2,101	7,879

		651,372

Specialty Retail (2.1%)
Aaron’s, Inc.	40,590	1,207,146
Abercrombie & Fitch Co., Class A	3,254	38,820
American Eagle Outfitters, Inc.	756	10,607
America’s Car-Mart, Inc.*	312	11,372
Ascena Retail Group, Inc.*	5,475	23,324
At Home Group, Inc.*	154	2,335
AutoNation, Inc.*	1,826	77,222
Barnes & Noble Education, Inc.*	1,882	18,048
Barnes & Noble, Inc.	2,991	27,667
Big 5 Sporting Goods Corp.	838	12,654
Boot Barn Holdings, Inc.(x)*	634	6,270
Buckle, Inc. (The)(x)	906	16,852
Build-A-Bear Workshop, Inc.*	604	5,345
Burlington Stores, Inc.*	1,411	137,275
Cabela’s, Inc.*	2,052	108,982
Caleres, Inc.	1,943	51,334
Cato Corp. (The), Class A	903	19,830
Chico’s FAS, Inc.	632	8,974
Citi Trends, Inc.	678	11,526
Conn’s, Inc.(x)*	1,077	9,424
Container Store Group, Inc. (The)*	494	2,090
CST Brands, Inc.	3,465	166,631
Destination XL Group, Inc.*	417	1,188
Dick’s Sporting Goods, Inc.	869	42,286
DSW, Inc., Class A	3,087	63,839
Express, Inc.*	3,589	32,696
Finish Line, Inc. (The), Class A(x)	1,320	18,784
Foot Locker, Inc.	618	46,233
GameStop Corp., Class A	4,767	107,496
Genesco, Inc.*	820	45,469
Group 1 Automotive, Inc.	727	53,856
Guess?, Inc.(x)	2,901	32,346
Haverty Furniture Cos., Inc.	913	22,232
Hibbett Sports, Inc.*	233	6,874
Kirkland’s, Inc.*	366	4,538
Lumber Liquidators Holdings, Inc.(x)*	1,250	26,238
MarineMax, Inc.*	572	12,384
Michaels Cos., Inc. (The)*	866	19,390
Murphy USA, Inc.*	653	47,943
Office Depot, Inc.	23,795	111,004
Party City Holdco, Inc.(x)*	722	10,144
Penske Automotive Group, Inc.	1,761	82,432
Pier 1 Imports, Inc.	3,276	23,456
Rent-A-Center, Inc.(x)	2,524	22,388
RH(x)*	1,783	82,482
Shoe Carnival, Inc.	661	16,241
Sonic Automotive, Inc., Class A	1,330	26,667
Sportsman’s Warehouse Holdings, Inc.(x)*	113	540
Stage Stores, Inc.(x)	1,420	3,678
Staples, Inc.	105,476	925,024
Tailored Brands, Inc.	1,583	23,650
Tilly’s, Inc., Class A	538	4,853
Urban Outfitters, Inc.*	10,961	260,432
Vitamin Shoppe, Inc.*	1,156	23,293
West Marine, Inc.*	853	8,138
Zumiez, Inc.*	851	15,573

		4,197,515

Textiles, Apparel & Luxury Goods (0.9%)
Deckers Outdoor Corp.*	1,402	83,741

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Delta Apparel, Inc.*	323	$5,694
Fossil Group, Inc.(x)*	2,011	35,092
G-III Apparel Group Ltd.*	418	9,150
Hanesbrands, Inc.	32,356	671,711
Iconix Brand Group, Inc.*	2,149	16,160
Movado Group, Inc.	739	18,438
Perry Ellis International, Inc.*	560	12,029
Sequential Brands Group, Inc.(x)*	1,869	7,270
Steven Madden Ltd.*	22,525	868,338
Unifi, Inc.*	740	21,009
Vera Bradley, Inc.*	305	2,840
Vince Holding Corp.(x)*	892	1,383
Wolverine World Wide, Inc.	3,749	93,613

		1,846,468

Total Consumer Discretionary		22,048,270

Consumer Staples (4.4%)
Beverages (0.4%)
Craft Brew Alliance, Inc.*	303	4,045
Molson Coors Brewing Co., Class B	8,190	783,865

		787,910

Food & Staples Retailing (0.2%)
Andersons, Inc. (The)	1,250	47,375
Ingles Markets, Inc., Class A	641	27,659
Natural Grocers by Vitamin Cottage, Inc.(x)*	417	4,333
Smart & Final Stores, Inc.*	327	3,957
SpartanNash Co.	1,698	59,413
SUPERVALU, Inc.(x)*	12,314	47,532
United Natural Foods, Inc.*	2,300	99,428
Village Super Market, Inc., Class A	311	8,242
Weis Markets, Inc.	437	26,067

		324,006

Food Products (2.7%)
AdvancePierre Foods Holdings, Inc.(x)	380	11,845
Alico, Inc.	158	4,171
B&G Foods, Inc.(x)	23,905	962,176
Cal-Maine Foods, Inc.(x)	334	12,291
Darling Ingredients, Inc.*	5,504	79,918
Dean Foods Co.	2,143	42,131
Flowers Foods, Inc.	41,160	798,916
Fresh Del Monte Produce, Inc.	1,395	82,626
Hain Celestial Group, Inc. (The)*	1,241	46,165
Ingredion, Inc.	987	118,864
John B Sanfilippo & Son, Inc.(x)	286	20,932
Landec Corp.*	990	11,880
Omega Protein Corp.	999	20,030
Pilgrim’s Pride Corp.	2,332	52,482
Pinnacle Foods, Inc.	21,157	1,224,356
Post Holdings, Inc.*	15,787	1,381,678
Sanderson Farms, Inc.(x)	924	95,948
Seaboard Corp.	12	50,034
Seneca Foods Corp., Class A*	289	10,433
Snyder’s-Lance, Inc.	3,722	150,034
TreeHouse Foods, Inc.*	7,307	618,611

		5,795,521

Household Products (0.1%)
Central Garden & Pet Co.(x)*	358	13,271
Central Garden & Pet Co., Class A*	1,454	50,483
Energizer Holdings, Inc.	1,980	110,385
Oil-Dri Corp. of America	206	7,678

		181,817

Personal Products (0.9%)
Avon Products, Inc.*	16,020	70,488
Coty, Inc., Class A	45,638	827,417
Edgewell Personal Care Co.*	10,029	733,521
elf Beauty, Inc.*	180	5,184
Inter Parfums, Inc.	465	16,996
Nature’s Sunshine Products, Inc.	508	5,080
Nu Skin Enterprises, Inc., Class A	1,715	95,251
Nutraceutical International Corp.	378	11,775
Revlon, Inc., Class A*	392	10,917
Synutra International, Inc.*	694	4,129

		1,780,758

Tobacco (0.1%)
Alliance One International, Inc.*	366	4,703
Universal Corp.(x)	1,108	78,391
Vector Group Ltd.(x)	2,489	51,771

		134,865

Total Consumer Staples		9,004,877

Energy (5.9%)
Energy Equipment & Services (1.5%)
Archrock, Inc.	3,135	38,874
Atwood Oceanics, Inc.(x)*	3,336	31,792
Bristow Group, Inc.	1,581	24,047
CARBO Ceramics, Inc.(x)*	881	11,488
Dawson Geophysical Co.*	1,178	6,550
Diamond Offshore Drilling, Inc.(x)*	2,970	49,629
Dril-Quip, Inc.*	1,779	97,044
Ensco plc, Class A	50,613	452,987
Era Group, Inc.*	904	11,987
Exterran Corp.*	1,567	49,282
Fairmount Santrol Holdings, Inc.(x)*	4,134	30,302
Forum Energy Technologies, Inc.*	2,861	59,223
Frank’s International NV(x)	1,685	17,810
Geospace Technologies Corp.*	610	9,900
Helix Energy Solutions Group, Inc.*	6,408	49,790
Helmerich & Payne, Inc.	6,072	404,213
Hornbeck Offshore Services, Inc.(x)*	1,435	6,357
Independence Contract Drilling, Inc.*	1,398	7,703
Keane Group, Inc.*	1,299	18,576
Mammoth Energy Services, Inc.*	275	5,915
Matrix Service Co.*	1,231	20,312
McDermott International, Inc.*	11,414	77,045
Nabors Industries Ltd.	12,943	169,165
Natural Gas Services Group, Inc.*	583	15,187
Newpark Resources, Inc.*	3,809	30,853
Noble Corp. plc	11,317	70,052
Oceaneering International, Inc.	4,585	124,162
Oil States International, Inc.*	2,430	80,555
Parker Drilling Co.*	5,700	9,975
Patterson-UTI Energy, Inc.	7,603	184,525
PHI, Inc. (Non-Voting)*	513	6,146
Pioneer Energy Services Corp.*	2,981	11,924
RigNet, Inc.*	556	11,926
Rowan Cos., plc, Class A*	5,907	92,031
RPC, Inc.(x)	2,840	52,000
SEACOR Holdings, Inc.*	746	51,616
Seadrill Ltd.(x)*	17,831	29,421
Smart Sand, Inc.*	409	6,646
Superior Energy Services, Inc.*	7,055	100,604
Tesco Corp.*	1,802	14,506
TETRA Technologies, Inc.*	1,342	5,462
Tidewater, Inc.(x)*	2,118	2,436
Transocean Ltd.*	16,189	201,553
Unit Corp.*	2,355	56,897
Weatherford International plc*	45,834	304,796
Willbros Group, Inc.*	1,965	5,384

		3,118,648

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (4.4%)
Abraxas Petroleum Corp.*	3,478	$7,026
Adams Resources & Energy, Inc.	106	3,959
Alon USA Energy, Inc.	1,394	16,993
Ardmore Shipping Corp.	1,347	10,843
Bill Barrett Corp.*	2,940	13,377
California Resources Corp.(x)*	1,498	22,530
Carrizo Oil & Gas, Inc.*	11,056	316,865
Chesapeake Energy Corp.(x)*	26,183	155,527
Cimarex Energy Co.	17,213	2,056,780
Clayton Williams Energy, Inc.*	286	37,775
Clean Energy Fuels Corp.*	4,161	10,611
Cobalt International Energy, Inc.(x)*	20,216	10,783
CONSOL Energy, Inc.*	10,683	179,261
Contango Oil & Gas Co.*	896	6,559
CVR Energy, Inc.(x)	738	14,819
Delek US Holdings, Inc.	2,844	69,024
Denbury Resources, Inc.*	16,508	42,591
DHT Holdings, Inc.	4,469	19,976
Diamondback Energy, Inc.*	3,169	328,673
Dorian LPG Ltd.*	1,166	12,278
Earthstone Energy, Inc.(x)*	107	1,365
Eclipse Resources Corp.*	2,388	6,066
Energen Corp.*	4,550	247,702
EP Energy Corp., Class A(x)*	2,045	9,714
EQT Corp.	6,383	390,001
Erin Energy Corp.*	667	1,601
EXCO Resources, Inc.(x)*	6,791	4,210
Extraction Oil & Gas, Inc.*	1,702	31,572
Frontline Ltd.(x)	3,147	21,211
GasLog Ltd.(x)	1,875	28,781
Gener8 Maritime, Inc.*	1,921	10,892
Golar LNG Ltd.	4,299	120,071
Green Plains, Inc.(x)	1,709	42,298
Gulfport Energy Corp.*	7,419	127,533
HollyFrontier Corp.	7,590	215,101
International Seaways, Inc.*	695	13,288
Jagged Peak Energy, Inc.*	1,078	14,057
Jones Energy, Inc., Class A(x)*	2,951	7,526
Kosmos Energy Ltd.*	7,446	49,590
Laredo Petroleum, Inc.*	6,910	100,886
Murphy Oil Corp.	7,649	218,685
Navios Maritime Acquisition Corp.	3,794	6,526
Newfield Exploration Co.*	6,939	256,118
Nordic American Tankers Ltd.(x)	4,699	38,438
Northern Oil and Gas, Inc.(x)*	2,912	7,571
Oasis Petroleum, Inc.*	10,898	155,405
Overseas Shipholding Group, Inc., Class A*	1,743	6,728
Pacific Ethanol, Inc.*	1,516	10,385
Panhandle Oil and Gas, Inc., Class A	472	9,062
Par Pacific Holdings, Inc.(x)*	931	15,352
Parsley Energy, Inc., Class A*	9,477	308,097
PBF Energy, Inc., Class A(x)	5,081	112,646
PDC Energy, Inc.*	2,609	162,671
QEP Resources, Inc.*	11,217	142,568
Renewable Energy Group, Inc.(x)*	1,686	17,619
REX American Resources Corp.*	278	25,156
Rice Energy, Inc.*	36,586	867,088
Ring Energy, Inc.*	1,948	21,077
RSP Permian, Inc.*	4,595	190,371
Sanchez Energy Corp.(x)*	2,045	19,509
Scorpio Tankers, Inc.	7,710	34,232
SemGroup Corp., Class A	3,073	110,628
Ship Finance International Ltd.(x)	2,789	40,998
SM Energy Co.	4,546	109,195
SRC ENERGY, Inc.(x)*	7,748	65,393
Targa Resources Corp.	8,264	495,014
Teekay Corp.	2,097	19,188
Teekay Tankers Ltd., Class A	5,572	11,423
W&T Offshore, Inc.(x)*	1,760	4,875
Western Refining, Inc.	3,758	131,793
Westmoreland Coal Co.*	831	12,066
Whiting Petroleum Corp.*	9,469	89,577
WildHorse Resource Development Corp.*	673	8,372
World Fuel Services Corp.	3,202	116,073
WPX Energy, Inc.*	17,932	240,109

		8,859,723

Total Energy		11,978,371

Financials (24.7%)
Banks (11.5%)
1st Source Corp.	784	36,809
Access National Corp.(x)	312	9,366
ACNB Corp.(x)	251	7,241
Allegiance Bancshares, Inc.*	475	17,670
American National Bankshares, Inc.	427	15,906
Ameris Bancorp	447	20,607
Ames National Corp.	410	12,546
Arrow Financial Corp.	548	18,577
Associated Banc-Corp.	6,953	169,653
Atlantic Capital Bancshares, Inc.*	668	12,659
Banc of California, Inc.(x)	724	14,987
BancFirst Corp.	352	31,645
Banco Latinoamericano de Comercio Exterior SA, Class E	1,444	40,057
Bancorp, Inc. (The)*	2,392	12,199
BancorpSouth, Inc.	4,031	121,938
Bank of Hawaii Corp.	12,540	1,032,793
Bank of Marin Bancorp	278	17,889
Bank of NT Butterfield & Son Ltd. (The)	545	17,391
BankUnited, Inc.	43,483	1,622,350
Bankwell Financial Group, Inc.	222	7,635
Banner Corp.	1,372	76,338
Bar Harbor Bankshares	698	23,073
Berkshire Hills Bancorp, Inc.	1,411	50,867
Blue Hills Bancorp, Inc.	1,100	19,635
BNC Bancorp	1,753	61,443
BOK Financial Corp.	13,390	1,048,034
Boston Private Financial Holdings, Inc.	3,907	64,075
Bridge Bancorp, Inc.	788	27,580
Brookline Bancorp, Inc.	3,329	52,099
Bryn Mawr Bank Corp.	814	32,153
BSB Bancorp, Inc.*	366	10,340
C&F Financial Corp.	138	6,389
Camden National Corp.	709	31,224
Capital Bank Financial Corp., Class A	606	26,300
Capital City Bank Group, Inc.	441	9,433
Cardinal Financial Corp.	1,439	43,084
Carolina Financial Corp.	463	13,890
Cascade Bancorp*	1,408	10,856
Cathay General Bancorp	3,436	129,468
CenterState Banks, Inc.	2,252	58,327
Central Pacific Financial Corp.	1,410	43,061
Central Valley Community Bancorp	380	7,790
Century Bancorp, Inc., Class A	149	9,063
Chemical Financial Corp.	11,047	565,055
Chemung Financial Corp.	127	5,017

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Citizens & Northern Corp.	590	$13,735
Citizens Financial Group, Inc.	13,297	459,411
City Holding Co.	718	46,297
CNB Financial Corp.	699	16,699
CoBiz Financial, Inc.	1,607	26,998
Codorus Valley Bancorp, Inc.(x)	333	8,628
Columbia Banking System, Inc.	2,699	105,234
Commerce Bancshares, Inc.	4,091	229,751
Community Bank System, Inc.	2,003	110,125
Community Trust Bancorp, Inc.	741	33,901
ConnectOne Bancorp, Inc.	1,380	33,465
CU Bancorp*	682	27,041
Cullen/Frost Bankers, Inc.	2,490	221,535
Customers Bancorp, Inc.*	743	23,427
CVB Financial Corp.	4,717	104,199
Eagle Bancorp, Inc.*	334	19,940
East West Bancorp, Inc.	22,873	1,180,475
Enterprise Bancorp, Inc.	380	13,209
Enterprise Financial Services Corp.	946	40,110
Equity Bancshares, Inc., Class A*	221	7,021
Farmers Capital Bank Corp.	324	13,090
Farmers National Banc Corp.	1,063	15,254
FB Financial Corp.*	200	7,072
FCB Financial Holdings, Inc., Class A*	1,453	71,996
Fidelity Southern Corp.	982	21,977
Financial Institutions, Inc.	670	22,077
First Bancorp	913	26,742
First BanCorp*	5,285	29,860
First Bancorp, Inc.	522	14,225
First Busey Corp.	1,481	43,541
First Business Financial Services, Inc.	406	10,540
First Citizens BancShares, Inc., Class A	347	116,373
First Commonwealth Financial Corp.	4,040	53,570
First Community Bancshares, Inc.	777	19,402
First Community Financial Partners, Inc.*	613	7,816
First Connecticut Bancorp, Inc.	560	13,888
First Financial Bancorp	2,890	79,331
First Financial Bankshares, Inc.(x)	1,125	45,113
First Financial Corp.	468	22,230
First Financial Northwest, Inc.	322	5,690
First Foundation, Inc.*	862	13,370
First Hawaiian, Inc.	1,042	31,177
First Horizon National Corp.	79,109	1,463,516
First Internet Bancorp	236	6,962
First Interstate BancSystem, Inc., Class A	891	35,328
First Merchants Corp.	1,896	74,551
First Mid-Illinois Bancshares, Inc.	378	12,792
First Midwest Bancorp, Inc.	3,809	90,197
First NBC Bank Holding Co.(x)*	709	2,836
First Northwest Bancorp*	467	7,239
First of Long Island Corp. (The)	1,005	27,185
First Republic Bank	9,483	889,599
Flushing Financial Corp.	1,282	34,447
FNB Corp.	14,963	222,500
Franklin Financial Network, Inc.*	351	13,601
Fulton Financial Corp.	7,989	142,604
German American Bancorp, Inc.	616	29,161
Glacier Bancorp, Inc.	3,549	120,418
Great Southern Bancorp, Inc.	473	23,887
Great Western Bancorp, Inc.	2,767	117,348
Green Bancorp, Inc.*	880	15,664
Guaranty Bancorp	653	15,901
Hancock Holding Co.	3,900	177,645
Hanmi Financial Corp.	1,510	46,433
HarborOne Bancorp, Inc.*	644	12,230
Heartland Financial USA, Inc.	1,043	52,098
Heritage Commerce Corp.	1,155	16,286
Heritage Financial Corp.	1,369	33,883
Heritage Oaks Bancorp	1,029	13,737
Hilltop Holdings, Inc.	3,515	96,557
HomeTrust Bancshares, Inc.*	881	20,704
Hope Bancorp, Inc.	5,942	113,908
Horizon Bancorp	936	24,542
Huntington Bancshares, Inc.	50,050	670,170
IBERIABANK Corp.	2,228	176,235
Independent Bank Corp.	2,324	102,197
Independent Bank Group, Inc.	527	33,886
International Bancshares Corp.	2,534	89,704
Investors Bancorp, Inc.	13,759	197,854
Lakeland Bancorp, Inc.	1,664	32,614
Lakeland Financial Corp.	1,180	50,882
LCNB Corp.	343	8,181
LegacyTexas Financial Group, Inc.	2,094	83,551
Macatawa Bank Corp.	1,174	11,599
MainSource Financial Group, Inc.	1,080	35,564
MB Financial, Inc.	3,520	150,726
MBT Financial Corp.	850	9,648
Mercantile Bank Corp.	794	27,314
Merchants Bancshares, Inc.	255	12,419
Middleburg Financial Corp.	197	7,888
Midland States Bancorp, Inc.	171	5,881
MidWestOne Financial Group, Inc.	389	13,339
MutualFirst Financial, Inc.	224	7,067
National Bankshares, Inc.(x)	336	12,617
National Commerce Corp.*	400	14,640
NBT Bancorp, Inc.	1,978	73,324
Nicolet Bankshares, Inc.*	326	15,433
Northrim BanCorp, Inc.	292	8,775
OFG Bancorp	1,973	23,281
Old Line Bancshares, Inc.	363	10,338
Old National Bancorp	6,189	107,379
Old Second Bancorp, Inc.	1,419	15,964
Opus Bank	307	6,186
Orrstown Financial Services, Inc.	277	6,191
Pacific Continental Corp.	946	23,177
Pacific Mercantile Bancorp*	650	4,908
Pacific Premier Bancorp, Inc.*	878	33,847
PacWest Bancorp	5,561	296,179
Park National Corp.	607	63,856
Park Sterling Corp.	1,747	21,506
Peapack Gladstone Financial Corp.	702	20,772
Penns Woods Bancorp, Inc.(x)	241	10,471
Peoples Bancorp, Inc.	819	25,930
Peoples Financial Services Corp.	330	13,794
People’s United Financial, Inc.	14,461	263,190
People’s Utah Bancorp	616	16,293
Pinnacle Financial Partners, Inc.	1,882	125,059
Popular, Inc.	19,984	813,947
Preferred Bank	560	30,050
Premier Financial Bancorp, Inc.	398	8,370
PrivateBancorp, Inc.	3,656	217,057
Prosperity Bancshares, Inc.	3,105	216,450
QCR Holdings, Inc.	522	22,107
Renasant Corp.	1,870	74,220
Republic Bancorp, Inc., Class A	475	16,335
Republic First Bancorp, Inc.*	2,139	17,754
S&T Bancorp, Inc.	1,630	56,398

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sandy Spring Bancorp, Inc.	1,162	$47,630
Seacoast Banking Corp. of Florida*	1,422	34,100
Shore Bancshares, Inc.	538	8,990
Sierra Bancorp	554	15,196
Signature Bank*	1,012	150,171
Simmons First National Corp., Class A	1,344	74,122
South State Corp.	1,210	108,114
Southern First Bancshares, Inc.*	268	8,750
Southern National Bancorp of Virginia, Inc.	458	7,754
Southside Bancshares, Inc.	1,188	39,881
Southwest Bancorp, Inc.	875	22,881
State Bank Financial Corp.	1,691	44,169
Sterling Bancorp	5,921	140,328
Stock Yards Bancorp, Inc.	1,048	42,601
Stonegate Bank	525	24,722
Suffolk Bancorp	547	22,104
Summit Financial Group, Inc.	371	7,991
Sun Bancorp, Inc.	414	10,102
SVB Financial Group*	4,069	757,199
Synovus Financial Corp.	5,841	239,598
TCF Financial Corp.	7,369	125,420
Texas Capital Bancshares, Inc.*	2,149	179,334
Tompkins Financial Corp.	674	54,291
Towne Bank	2,661	86,216
TriCo Bancshares	961	34,144
TriState Capital Holdings, Inc.*	996	23,257
Triumph Bancorp, Inc.*	668	17,234
Trustmark Corp.	3,155	100,297
UMB Financial Corp.	2,080	156,645
Umpqua Holdings Corp.	10,224	181,374
Union Bankshares Corp.	2,019	71,028
United Bankshares, Inc.(x)	3,037	128,313
United Community Banks, Inc.	3,286	90,989
Univest Corp. of Pennsylvania	1,188	30,769
Valley National Bancorp	11,482	135,488
Veritex Holdings, Inc.*	265	7,452
Washington Trust Bancorp, Inc.	702	34,609
WashingtonFirst Bankshares, Inc.	363	10,164
Webster Financial Corp.	15,655	783,375
WesBanco, Inc.	1,871	71,304
West Bancorporation, Inc.	779	17,878
Westamerica Bancorporation(x)	1,142	63,758
Western Alliance Bancorp*	26,231	1,287,679
Wintrust Financial Corp.	2,387	164,989
Xenith Bankshares, Inc.*	300	7,611
Zions Bancorp	9,436	396,312

		23,502,656

Capital Markets (1.7%)
Actua Corp.*	1,804	25,346
Arlington Asset Investment Corp., Class A(x)	1,055	14,907
Associated Capital Group, Inc., Class A	240	8,676
B. Riley Financial, Inc.	373	5,595
Cowen Group, Inc., Class A(x)*	1,176	17,581
Donnelley Financial Solutions, Inc.*	404	7,793
E*TRADE Financial Corp.*	13,003	453,674
FBR & Co.	334	6,029
GAIN Capital Holdings, Inc.	1,275	10,621
GAMCO Investors, Inc., Class A	217	6,421
Greenhill & Co., Inc.	412	12,072
INTL. FCStone, Inc.*	686	26,041
Investment Technology Group, Inc.	1,334	27,014
Janus Capital Group, Inc.	6,728	88,810
KCG Holdings, Inc., Class A*	1,836	32,736
Ladenburg Thalmann Financial Services, Inc.*	4,313	10,696
Lazard Ltd., Class A	5,128	235,837
Legg Mason, Inc.	4,512	162,928
LPL Financial Holdings, Inc.	3,450	137,414
Manning & Napier, Inc.	777	4,429
Moelis & Co., Class A	14,818	570,492
OM Asset Management plc	548	8,286
Oppenheimer Holdings, Inc., Class A	438	7,490
Piper Jaffray Cos	685	43,737
PJT Partners, Inc., Class A	855	30,002
Pzena Investment Management, Inc., Class A	290	2,854
Raymond James Financial, Inc.	17,443	1,330,202
Safeguard Scientifics, Inc.*	1,013	12,865
Stifel Financial Corp.*	2,980	149,566
Virtu Financial, Inc., Class A	171	2,907
Virtus Investment Partners, Inc.	213	22,557
Waddell & Reed Financial, Inc., Class A	3,422	58,174
Walter Investment Management Corp.(x)*	857	926

		3,534,678

Consumer Finance (0.5%)
Encore Capital Group, Inc.(x)*	983	30,276
Enova International, Inc.*	1,299	19,290
EZCORP, Inc., Class A*	2,400	19,560
FirstCash, Inc.	932	45,808
Green Dot Corp., Class A*	1,622	54,110
LendingClub Corp.*	8,775	48,175
Navient Corp.	14,185	209,371
Nelnet, Inc., Class A	938	41,141
OneMain Holdings, Inc.*	2,549	63,343
PRA Group, Inc.*	2,137	70,842
Regional Management Corp.*	461	8,957
Santander Consumer USA Holdings, Inc.*	4,871	64,882
SLM Corp.*	19,822	239,845
World Acceptance Corp.(x)*	300	15,534

		931,134

Diversified Financial Services (0.0%)
FNFV Group*	3,044	40,332
Marlin Business Services Corp.	406	10,455
NewStar Financial, Inc.	1,101	11,649
On Deck Capital, Inc.(x)*	2,292	11,552
PICO Holdings, Inc.*	1,071	14,994
Tiptree, Inc.	1,357	9,906

		98,888

Insurance (8.4%)
Alleghany Corp.*	688	422,886
Allied World Assurance Co. Holdings AG	4,105	217,976
Ambac Financial Group, Inc.*	1,787	33,703
American Equity Investment Life Holding Co.	3,583	84,666
American Financial Group, Inc.	3,161	301,623
American National Insurance Co.	341	40,248
AMERISAFE, Inc.	243	15,771
AmTrust Financial Services, Inc.	3,837	70,831
Arch Capital Group Ltd.*	18,650	1,767,461
Argo Group International Holdings Ltd.	1,342	90,988
Arthur J Gallagher & Co.	2,559	144,686
Aspen Insurance Holdings Ltd.	2,801	145,792
Assurant, Inc.	2,637	252,282

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Assured Guaranty Ltd.	5,740	$213,011
Atlas Financial Holdings, Inc.*	253	3,453
Axis Capital Holdings Ltd.	3,978	266,645
Baldwin & Lyons, Inc., Class B	443	10,831
Blue Capital Reinsurance Holdings Ltd.	270	5,211
Brown & Brown, Inc.	23,284	971,408
Citizens, Inc.(x)*	2,211	16,428
CNO Financial Group, Inc.	8,355	171,278
Donegal Group, Inc., Class A	397	6,995
EMC Insurance Group, Inc.	361	10,130
Employers Holdings, Inc.	1,448	54,952
Enstar Group Ltd.*	2,307	441,329
Erie Indemnity Co., Class A	288	35,338
Everest Re Group Ltd.	1,951	456,163
FBL Financial Group, Inc., Class A	457	29,911
Federated National Holding Co.	652	11,364
Fidelity & Guaranty Life	521	14,484
First American Financial Corp.	4,987	195,889
Genworth Financial, Inc., Class A*	23,602	97,240
Global Indemnity Ltd.*	422	16,243
Greenlight Capital Re Ltd., Class A*	1,398	30,896
Hallmark Financial Services, Inc.*	689	7,613
Hanover Insurance Group, Inc. (The)	1,967	177,148
HCI Group, Inc.(x)	428	19,508
Heritage Insurance Holdings, Inc.	1,331	16,997
Horace Mann Educators Corp.	1,921	78,857
Independence Holding Co.(x)	319	5,933
Infinity Property & Casualty Corp.	511	48,801
Investors Title Co.	67	10,596
James River Group Holdings Ltd.	686	29,402
Kemper Corp.	1,832	73,097
Kinsale Capital Group, Inc.	271	8,683
Maiden Holdings Ltd.	2,459	34,426
Markel Corp.*	534	521,109
MBIA, Inc.*	6,060	51,328
Mercury General Corp.	1,274	77,701
National General Holdings Corp.	1,027	24,402
National Western Life Group, Inc., Class A	108	32,849
Navigators Group, Inc. (The)	12,266	666,044
Old Republic International Corp.	11,195	229,274
OneBeacon Insurance Group Ltd., Class A	1,023	16,368
ProAssurance Corp.	2,457	148,034
Reinsurance Group of America, Inc.	8,715	1,106,631
RenaissanceRe Holdings Ltd.	7,633	1,104,113
RLI Corp.	341	20,467
Safety Insurance Group, Inc.	662	46,406
Selective Insurance Group, Inc.	2,659	125,372
State Auto Financial Corp.	665	18,254
State National Cos., Inc.	1,302	18,749
Stewart Information Services Corp.	1,039	45,903
Third Point Reinsurance Ltd.*	3,003	36,336
Torchmark Corp.	5,560	428,342
United Fire Group, Inc.	1,033	44,181
United Insurance Holdings Corp.	255	4,067
Universal Insurance Holdings, Inc.(x)	420	10,290
Validus Holdings Ltd.	26,292	1,482,606
White Mountains Insurance Group Ltd.	194	170,697
Willis Towers Watson plc	17,660	2,311,517
WR Berkley Corp.	4,433	313,103
XL Group Ltd.	20,749	827,055

		17,040,371

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	1,319	23,808
AGNC Investment Corp. (REIT)	15,359	305,490
Altisource Residential Corp. (REIT)(x)	2,411	36,768
Anworth Mortgage Asset Corp. (REIT)	4,616	25,619
Apollo Commercial Real Estate Finance, Inc. (REIT)	3,333	62,694
Ares Commercial Real Estate Corp. (REIT)	1,322	17,688
ARMOUR Residential REIT, Inc. (REIT)(x)	1,673	37,985
Capstead Mortgage Corp. (REIT)	4,289	45,206
Chimera Investment Corp. (REIT)	8,765	176,878
CYS Investments, Inc. (REIT)	7,057	56,103
Dynex Capital, Inc. (REIT)	2,438	17,285
Great Ajax Corp. (REIT)	629	8,208
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,061	41,632
Invesco Mortgage Capital, Inc. (REIT)	5,202	80,215
Ladder Capital Corp. (REIT)	1,829	26,411
MFA Financial, Inc. (REIT)	17,133	138,435
MTGE Investment Corp. (REIT)	2,035	34,086
New Residential Investment Corp. (REIT)	13,820	234,664
New York Mortgage Trust, Inc. (REIT)(x)	5,095	31,436
Orchid Island Capital, Inc. (REIT)(x)	1,017	10,160
Owens Realty Mortgage, Inc. (REIT)	480	8,544
PennyMac Mortgage Investment Trust (REIT)‡	3,231	57,350
Redwood Trust, Inc. (REIT)	3,555	59,049
Resource Capital Corp. (REIT)	1,527	14,919
Starwood Property Trust, Inc. (REIT)	11,668	263,463
Two Harbors Investment Corp. (REIT)	16,227	155,617
Western Asset Mortgage Capital Corp. (REIT)	2,066	20,185

		1,989,898

Thrifts & Mortgage Finance (1.6%)
Astoria Financial Corp.	4,244	87,044
Bank Mutual Corp.	2,137	20,088
BankFinancial Corp.	820	11,906
Bear State Financial, Inc.	832	7,821
Beneficial Bancorp, Inc.	3,288	52,608
BofI Holding, Inc.(x)*	225	5,879
Capitol Federal Financial, Inc.	5,891	86,185
Charter Financial Corp.	794	15,618
Clifton Bancorp, Inc.	1,000	16,190
Dime Community Bancshares, Inc.	1,487	30,186
ESSA Bancorp, Inc.	305	4,447
Essent Group Ltd.*	11,144	403,078
EverBank Financial Corp.	4,762	92,764
Federal Agricultural Mortgage Corp., Class C	413	23,776
First Defiance Financial Corp.	442	21,883
Flagstar Bancorp, Inc.*	956	26,950
Hingham Institution for Savings	42	7,428
Home Bancorp, Inc.	201	6,784
HomeStreet, Inc.*	1,141	31,891
Impac Mortgage Holdings, Inc.(x)*	406	5,059
Kearny Financial Corp.	4,050	60,953
Meridian Bancorp, Inc.	1,942	35,539

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Meta Financial Group, Inc.	370	$32,745
MGIC Investment Corp.*	15,982	161,898
Nationstar Mortgage Holdings, Inc.(x)*	62,870	990,831
NMI Holdings, Inc., Class A*	2,219	25,297
Northfield Bancorp, Inc.	1,822	32,832
Northwest Bancshares, Inc.	4,450	74,938
OceanFirst Financial Corp.	964	27,161
Ocwen Financial Corp.(x)*	4,530	24,779
Oritani Financial Corp.	1,815	30,855
PennyMac Financial Services, Inc., Class A*‡	302	5,149
PHH Corp.*	2,506	31,901
Provident Bancorp, Inc.*	168	3,520
Provident Financial Holdings, Inc.	268	4,998
Provident Financial Services, Inc.	2,844	73,517
Radian Group, Inc.	10,088	181,180
SI Financial Group, Inc.	433	6,084
Southern Missouri Bancorp, Inc.(x)	254	9,022
Territorial Bancorp, Inc.	425	13,247
TFS Financial Corp.	2,600	43,212
TrustCo Bank Corp.	4,540	35,639
United Community Financial Corp.	2,177	18,156
United Financial Bancorp, Inc.	2,376	40,416
Walker & Dunlop, Inc.*	1,279	53,322
Washington Federal, Inc.	4,219	139,649
Waterstone Financial, Inc.	1,344	24,528
Western New England Bancorp, Inc.	554	5,817
WSFS Financial Corp.	1,360	62,492

		3,207,262

Total Financials		50,304,887

Health Care (6.3%)
Biotechnology (0.5%)
Acorda Therapeutics, Inc.*	1,769	37,149
Adamas Pharmaceuticals, Inc.(x)*	433	7,578
Adverum Biotechnologies, Inc.(x)*	990	2,673
Agenus, Inc.*	724	2,729
Akebia Therapeutics, Inc.*	1,268	11,666
Alnylam Pharmaceuticals, Inc.*	472	24,190
AMAG Pharmaceuticals, Inc.*	1,161	26,181
Ardelyx, Inc.*	1,245	15,749
Array BioPharma, Inc.*	7,204	64,404
Arrowhead Pharmaceuticals, Inc.(x)*	205	379
Atara Biotherapeutics, Inc.(x)*	1,041	21,393
Bellicum Pharmaceuticals, Inc.*	320	3,949
BioCryst Pharmaceuticals, Inc.(x)*	613	5,149
Bluebird Bio, Inc.(x)*	1,180	107,261
Cara Therapeutics, Inc.(x)*	844	15,521
Celldex Therapeutics, Inc.(x)*	4,535	16,371
Chimerix, Inc.*	2,036	12,990
Cidara Therapeutics, Inc.(x)*	420	3,276
Concert Pharmaceuticals, Inc.*	443	7,558
Corvus Pharmaceuticals, Inc.*	131	2,721
Dimension Therapeutics, Inc.*	300	525
Edge Therapeutics, Inc.*	441	4,018
Enanta Pharmaceuticals, Inc.*	752	23,162
Epizyme, Inc.(x)*	530	9,090
Esperion Therapeutics, Inc.*	675	23,834
Exelixis, Inc.*	4,028	87,286
Five Prime Therapeutics, Inc.*	998	36,078
Idera Pharmaceuticals, Inc.*	332	820
Ignyta, Inc.*	335	2,881
Immunomedics, Inc.*	383	2,478
Juno Therapeutics, Inc.(x)*	293	6,502
Karyopharm Therapeutics, Inc.(x)*	840	10,786
Merrimack Pharmaceuticals, Inc.(x)*	2,203	6,785
Momenta Pharmaceuticals, Inc.*	2,329	31,092
NantKwest, Inc.(x)*	641	2,276
NewLink Genetics Corp.*	236	5,688
OPKO Health, Inc.(x)*	1,307	10,456
Otonomy, Inc.*	1,131	13,855
OvaScience, Inc.(x)*	1,261	2,358
PDL BioPharma, Inc.	7,524	17,079
Portola Pharmaceuticals, Inc.*	193	7,564
PTC Therapeutics, Inc.*	1,556	15,311
REGENXBIO, Inc.(x)*	927	17,891
Retrophin, Inc.*	1,733	31,991
Rigel Pharmaceuticals, Inc.*	917	3,035
Spectrum Pharmaceuticals, Inc.*	2,268	14,742
Stemline Therapeutics, Inc.(x)*	591	5,053
Syndax Pharmaceuticals, Inc.*	172	2,360
United Therapeutics Corp.*	1,491	201,851
Versartis, Inc.*	1,361	29,057
Voyager Therapeutics, Inc.(x)*	288	3,813
Zafgen, Inc.*	1,037	4,832

		1,023,436

Health Care Equipment & Supplies (2.1%)
Alere, Inc.*	3,310	131,506
Analogic Corp.	535	40,607
AngioDynamics, Inc.*	1,178	20,438
Anika Therapeutics, Inc.*	139	6,038
AtriCure, Inc.*	330	6,320
Boston Scientific Corp.*	48,277	1,200,650
Cerus Corp.(x)*	663	2,950
CONMED Corp.	1,301	57,777
Cooper Cos., Inc. (The)	4,439	887,312
CryoLife, Inc.*	499	8,308
Exactech, Inc.*	466	11,743
Haemonetics Corp.*	2,367	96,029
Halyard Health, Inc.*	2,193	83,531
Hill-Rom Holdings, Inc.	217	15,320
ICU Medical, Inc.*	219	33,441
Integer Holdings Corp.*	1,464	58,853
Invacare Corp.	1,538	18,302
K2M Group Holdings, Inc.*	827	16,962
Meridian Bioscience, Inc.	287	3,961
Merit Medical Systems, Inc.*	1,272	36,761
Orthofix International NV*	13,743	524,295
Quidel Corp.*	81	1,834
Rockwell Medical, Inc.(x)*	256	1,603
RTI Surgical, Inc.*	2,609	10,436
STERIS plc	6,411	445,308
Teleflex, Inc.	1,657	321,011
TransEnterix, Inc.(x)*	1,947	2,356
Wright Medical Group NV*	4,779	148,722

		4,192,374

Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc.(x)*	2,220	96,792
Aceto Corp.	175	2,767
Addus HomeCare Corp.*	274	8,768
Almost Family, Inc.*	332	16,135
BioScrip, Inc.(x)*	3,190	5,423
Brookdale Senior Living, Inc.*	8,633	115,941
Community Health Systems, Inc.*	5,079	45,051
Envision Healthcare Corp.*	1,592	97,621
ExamWorks Group, Inc.*†	20,089	729,632
Genesis Healthcare, Inc.*	867	2,289
HealthSouth Corp.	12,106	518,258
Kindred Healthcare, Inc.	3,959	33,058
LHC Group, Inc.*	671	36,167
LifePoint Health, Inc.*	21,647	1,417,878

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Magellan Health, Inc.*	313	$21,613
MEDNAX, Inc.*	1,273	88,321
Molina Healthcare, Inc.*	654	29,822
National HealthCare Corp.	526	37,504
National Research Corp., Class A	82	1,615
Nobilis Health Corp.(x)*	2,563	4,357
Owens & Minor, Inc.	2,525	87,365
PharMerica Corp.*	1,431	33,485
Premier, Inc., Class A*	1,542	49,082
Select Medical Holdings Corp.*	4,711	62,892
Surgery Partners, Inc.(x)*	340	6,630
Tivity Health, Inc.*	1,428	41,555
Triple-S Management Corp., Class B*	1,115	19,591
Universal American Corp.*	60,196	600,154
WellCare Health Plans, Inc.*	168	23,555

		4,233,321

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	8,740	110,823
Cotiviti Holdings, Inc.*	183	7,618
Evolent Health, Inc., Class A(x)*	797	17,773
Vocera Communications, Inc.*	401	9,957

		146,171

Life Sciences Tools & Services (1.3%)
Albany Molecular Research, Inc.(x)*	643	9,021
Bio-Rad Laboratories, Inc., Class A*	971	193,559
Bio-Techne Corp.	2,321	235,930
ICON plc*	5,995	477,922
Luminex Corp.	1,118	20,538
Medpace Holdings, Inc.*	113	3,373
Patheon NV*	13,851	364,835
PerkinElmer, Inc.	15,323	889,654
QIAGEN NV*	10,288	298,043
Quintiles IMS Holdings, Inc.*	1,342	108,071
VWR Corp.*	3,405	96,021

		2,696,967

Pharmaceuticals (0.3%)
Aratana Therapeutics, Inc.(x)*	130	689
Egalet Corp.(x)*	697	3,555
Endo International plc*	9,604	107,180
Endocyte, Inc.*	1,725	4,433
Innoviva, Inc.*	499	6,901
Lannett Co., Inc.(x)*	1,350	30,173
Medicines Co. (The)(x)*	292	14,279
Omeros Corp.(x)*	633	9,571
Prestige Brands Holdings, Inc.*	5,701	316,747
Tetraphase Pharmaceuticals, Inc.*	1,661	15,265
TherapeuticsMD, Inc.(x)*	488	3,514
Zogenix, Inc.(x)*	1,118	12,130

		524,437

Total Health Care		12,816,706

Industrials (12.9%)
Aerospace & Defense (0.8%)
AAR Corp.	1,547	52,026
Aerojet Rocketdyne Holdings, Inc.*	1,401	30,402
Aerovironment, Inc.*	790	22,144
Cubic Corp.	1,203	63,518
Curtiss-Wright Corp.	558	50,923
DigitalGlobe, Inc.*	2,930	95,958
Ducommun, Inc.*	508	14,625
Engility Holdings, Inc.*	826	23,904
Esterline Technologies Corp.*	1,385	119,179
Huntington Ingalls Industries, Inc.	350	70,084
KeyW Holding Corp. (The)(x)*	1,854	17,502
KLX, Inc.*	2,483	110,990
Kratos Defense & Security Solutions, Inc.*	2,888	22,469
Mercury Systems, Inc.*	1,994	77,866
Moog, Inc., Class A*	1,339	90,182
National Presto Industries, Inc.	219	22,382
Orbital ATK, Inc.	2,728	267,343
Sparton Corp.*	421	8,837
Spirit AeroSystems Holdings, Inc., Class A	2,764	160,091
Teledyne Technologies, Inc.*	1,139	144,038
Triumph Group, Inc.	2,319	59,714
Vectrus, Inc.*	423	9,454

		1,533,631

Air Freight & Logistics (0.8%)
Air Transport Services Group, Inc.*.	1,950	31,298
Atlas Air Worldwide Holdings, Inc.*	1,117	61,938
Echo Global Logistics, Inc.*	185	3,950
Hub Group, Inc., Class A*	29,009	1,346,017
Park-Ohio Holdings Corp.	401	14,416
Radiant Logistics, Inc.*	718	3,590
XPO Logistics, Inc.*	4,949	237,007

		1,698,216

Airlines (0.9%)
Alaska Air Group, Inc.	12,127	1,118,352
Copa Holdings SA, Class A	1,459	163,773
JetBlue Airways Corp.*	13,797	284,356
SkyWest, Inc.	2,320	79,460
Spirit Airlines, Inc.*	3,349	177,731

		1,823,672

Building Products (0.3%)
Armstrong Flooring, Inc.*	1,045	19,249
Armstrong World Industries, Inc.*	2,164	99,652
CSW Industrials, Inc.*	688	25,250
Gibraltar Industries, Inc.*	547	22,536
Griffon Corp.	238	5,867
JELD-WEN Holding, Inc.*	73	2,398
Lennox International, Inc.	139	23,255
Owens Corning	5,361	329,004
Quanex Building Products Corp.	1,495	30,274
Universal Forest Products, Inc.	121	11,923
USG Corp.*	4,097	130,285

		699,693

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	2,620	114,232
ACCO Brands Corp.*	4,957	65,185
Advanced Disposal Services, Inc.*	136	3,074
ARC Document Solutions, Inc.*	2,004	6,914
Brady Corp., Class A	520	20,098
Casella Waste Systems, Inc., Class A*	1,835	25,892
CECO Environmental Corp.	1,370	14,399
Clean Harbors, Inc.*	2,255	125,422
Ennis, Inc.	1,225	20,825
Essendant, Inc.	1,806	27,361
Heritage-Crystal Clean, Inc.*	317	4,343
InnerWorkings, Inc.*	223	2,221
Interface, Inc.	344	6,553
KAR Auction Services, Inc.	13,313	581,378
Kimball International, Inc., Class B	262	4,323
LSC Communications, Inc.	404	10,165
McGrath RentCorp	1,091	36,625
Mobile Mini, Inc.	554	16,897
MSA Safety, Inc.	481	34,002
NL Industries, Inc.*	371	2,393
Quad/Graphics, Inc.	636	16,053
RR Donnelley & Sons Co.	1,078	13,055

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SP Plus Corp.*	71	$2,396
Team, Inc.*	106	2,867
Tetra Tech, Inc.	2,257	92,198
TRC Cos., Inc.*	768	13,402
UniFirst Corp.	631	89,255
Viad Corp.	431	19,481
VSE Corp.	378	15,422
West Corp.	1,810	44,200

		1,430,631

Construction & Engineering (1.4%)
AECOM*	26,477	942,316
Aegion Corp.*	1,682	38,535
Ameresco, Inc., Class A*	991	6,491
Chicago Bridge & Iron Co. NV	4,868	149,691
EMCOR Group, Inc.	2,338	147,177
Granite Construction, Inc.	466	23,389
Great Lakes Dredge & Dock Corp.*	2,556	10,224
HC2 Holdings, Inc.*	1,440	8,928
Jacobs Engineering Group, Inc.	17,201	950,871
KBR, Inc.	6,576	98,837
Layne Christensen Co.(x)*	773	6,833
MYR Group, Inc.*	718	29,438
NV5 Global, Inc.*	104	3,910
Orion Group Holdings, Inc.*	1,263	9,435
Quanta Services, Inc.*	4,924	182,730
Tutor Perini Corp.*	1,533	48,749
Valmont Industries, Inc.	197	30,634

		2,688,188

Electrical Equipment (0.6%)
American Superconductor Corp.(x)*	508	3,485
Atkore International Group, Inc.*	237	6,228
Babcock & Wilcox Enterprises, Inc.*	2,196	20,511
Encore Wire Corp.	970	44,620
EnerSys	1,423	112,332
FuelCell Energy, Inc.(x)*	1,152	1,584
General Cable Corp.	193	3,464
Hubbell, Inc.	6,614	794,010
LSI Industries, Inc.	960	9,686
Plug Power, Inc.(x)*	3,282	4,529
Powell Industries, Inc.	422	14,534
Preformed Line Products Co.	127	6,623
Regal Beloit Corp.	2,067	156,369
Sunrun, Inc.(x)*	3,002	16,211
Thermon Group Holdings, Inc.*	1,548	32,260
TPI Composites, Inc.*	269	5,114
Vicor Corp.*	86	1,385

		1,232,945

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	2,045	217,609
Raven Industries, Inc.	663	19,260

		236,869

Machinery (3.5%)
Actuant Corp., Class A	1,492	39,314
AGCO Corp.	3,244	195,224
Alamo Group, Inc.	348	26,514
Albany International Corp., Class A	1,147	52,819
Allison Transmission Holdings, Inc.	6,612	238,429
Altra Industrial Motion Corp.	234	9,114
American Railcar Industries, Inc.(x)	374	15,371
Astec Industries, Inc.	483	29,702
Barnes Group, Inc.	2,324	119,314
Blue Bird Corp.(x)*	215	3,687
Briggs & Stratton Corp.	1,951	43,800
Chart Industries, Inc.*	1,470	51,362
CIRCOR International, Inc.	768	45,650
Colfax Corp.*	25,014	982,049
Columbus McKinnon Corp.	909	22,561
Crane Co.	2,233	167,095
DMC Global, Inc.	625	7,750
Donaldson Co., Inc.	464	21,121
Douglas Dynamics, Inc.	158	4,843
Dover Corp.	4,893	393,153
ESCO Technologies, Inc.	1,175	68,268
ExOne Co. (The)(x)*	485	4,942
Federal Signal Corp.	2,736	37,784
Flowserve Corp.	2,378	115,143
Franklin Electric Co., Inc.	154	6,630
FreightCar America, Inc.	552	6,917
Gencor Industries, Inc.*	304	4,545
Global Brass & Copper Holdings, Inc.	112	3,853
Gorman-Rupp Co. (The)	117	3,674
Graham Corp.	455	10,465
Greenbrier Cos., Inc. (The)(x)	1,246	53,703
Hardinge, Inc.	501	5,631
Harsco Corp.*	3,813	48,616
Hurco Cos., Inc.	308	9,579
Hyster-Yale Materials Handling, Inc.	312	17,594
IDEX Corp.	194	18,141
ITT, Inc.	4,229	173,474
Joy Global, Inc.	4,583	129,470
Kadant, Inc.	447	26,529
Kennametal, Inc.	3,616	141,856
Lincoln Electric Holdings, Inc.	1,038	90,161
Lindsay Corp.(x)	82	7,226
Manitowoc Co., Inc. (The)*	4,816	27,451
Meritor, Inc.*	3,889	66,619
Milacron Holdings Corp.*	122	2,270
Miller Industries, Inc.	475	12,516
Mueller Industries, Inc.	791	27,076
Navistar International Corp.*	2,159	53,155
NN, Inc.	1,248	31,450
Oshkosh Corp.	3,376	231,560
Parker-Hannifin Corp.	1,982	317,754
REV Group, Inc.*	367	10,118
Rexnord Corp.*	937	21,626
Snap-on, Inc.	717	120,936
SPX Corp.*	1,967	47,700
SPX FLOW, Inc.*	14,325	497,220
Standex International Corp.	122	12,218
Sun Hydraulics Corp.	108	3,900
Supreme Industries, Inc., Class A	256	5,187
Tennant Co.	60	4,359
Terex Corp.	4,954	155,556
Timken Co. (The)	12,631	570,920
Titan International, Inc.	2,114	21,859
TriMas Corp.*	2,148	44,571
Trinity Industries, Inc.	6,997	185,770
Wabash National Corp.	2,021	41,814
Wabtec Corp.(x)	10,038	782,963
Watts Water Technologies, Inc., Class A	92	5,736
WELBILT, Inc.*	3,678	72,199
Xylem, Inc.	4,007	201,232

		7,028,808

Marine (0.7%)
Costamare, Inc.	1,230	8,192
Kirby Corp.*	20,394	1,438,796
Matson, Inc.	1,138	36,143
Scorpio Bulkers, Inc.*	2,429	22,347

		1,505,478

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.7%)
Acacia Research Corp.*	2,359	$13,564
CBIZ, Inc.*	2,435	32,994
Cogint, Inc.(x)*	659	3,064
CRA International, Inc.	425	15,015
Dun & Bradstreet Corp. (The)	1,021	110,207
Franklin Covey Co.*	119	2,404
FTI Consulting, Inc.*	1,811	74,559
Heidrick & Struggles International, Inc.	802	21,133
Hill International, Inc.*	1,044	4,333
Huron Consulting Group, Inc.*	908	38,227
ICF International, Inc.*	850	35,105
Kelly Services, Inc., Class A	1,348	29,467
Korn/Ferry International	1,091	34,356
ManpowerGroup, Inc.	3,123	320,326
Navigant Consulting, Inc.*	2,213	50,589
Resources Connection, Inc.	1,326	22,211
Robert Half International, Inc.	10,212	498,651
RPX Corp.*	2,212	26,544
TrueBlue, Inc.*	1,893	51,774

		1,384,523

Road & Rail (1.3%)
AMERCO	100	38,119
ArcBest Corp.	1,137	29,562
Avis Budget Group, Inc.*	19,509	577,076
Celadon Group, Inc.(x)	1,274	8,345
Covenant Transportation Group, Inc., Class A*	561	10,547
Genesee & Wyoming, Inc., Class A*	11,110	753,924
Hertz Global Holdings, Inc.*	2,792	48,972
Knight Transportation, Inc.	231	7,242
Marten Transport Ltd.	975	22,864
Old Dominion Freight Line, Inc.	8,534	730,253
Roadrunner Transportation Systems, Inc.*	1,432	9,838
Ryder System, Inc.	2,511	189,430
Saia, Inc.*	1,199	53,116
Universal Logistics Holdings, Inc.	137	1,966
USA Truck, Inc.*	410	3,014
Werner Enterprises, Inc.	2,111	55,308
YRC Worldwide, Inc.*	1,217	13,399

		2,552,975

Trading Companies & Distributors (1.0%)
Air Lease Corp.	2,252	87,265
Aircastle Ltd.	18,868	455,284
Applied Industrial Technologies, Inc.	933	57,706
Beacon Roofing Supply, Inc.*	8,203	403,259
BMC Stock Holdings, Inc.*	419	9,469
CAI International, Inc.*	766	12,057
DXP Enterprises, Inc.*	672	25,449
GATX Corp.(x)	1,880	114,605
Herc Holdings, Inc.*	930	45,468
Kaman Corp.	1,113	53,569
Lawson Products, Inc.*	56	1,257
MRC Global, Inc.*	4,363	79,974
MSC Industrial Direct Co., Inc., Class A	1,202	123,518
Neff Corp., Class A*	320	6,224
NOW, Inc.*	5,059	85,801
Rush Enterprises, Inc., Class A*	1,364	45,121
Rush Enterprises, Inc., Class B*	248	7,733
Textainer Group Holdings Ltd.	978	14,963
Titan Machinery, Inc.*	775	11,889
Triton International Ltd.	8,541	220,272
United Rentals, Inc.*	604	75,530
Veritiv Corp.*	375	19,425
WESCO International, Inc.*	2,264	157,461
Willis Lease Finance Corp.*	197	4,403

		2,117,702

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	3,492	281,386
Wesco Aircraft Holdings, Inc.*	2,008	22,891

		304,277

Total Industrials		26,237,608

Information Technology (10.4%)
Communications Equipment (1.9%)
ADTRAN, Inc.	841	17,451
Applied Optoelectronics, Inc.*	807	45,313
ARRIS International plc*	30,006	793,659
Bel Fuse, Inc., Class B	478	12,213
Black Box Corp.	695	6,220
Brocade Communications Systems, Inc.	18,555	231,566
Calix, Inc.*	2,022	14,660
CommScope Holding Co., Inc.*	22,526	939,559
Comtech Telecommunications Corp.	1,078	15,890
Digi International, Inc.*	1,149	13,673
EchoStar Corp., Class A*	2,108	120,051
EMCORE Corp.	1,208	10,872
Finisar Corp.*	5,020	137,247
Harmonic, Inc.(x)*	3,312	19,706
Infinera Corp.*	2,027	20,736
Ixia*	3,060	60,129
Juniper Networks, Inc.	35,939	1,000,183
KVH Industries, Inc.*	691	5,804
NETGEAR, Inc.*	529	26,212
NetScout Systems, Inc.*	4,182	158,707
Oclaro, Inc.(x)*	730	7,169
Quantenna Communications, Inc.*	111	2,312
ShoreTel, Inc.*	2,354	14,477
Silicom Ltd.	184	9,139
Sonus Networks, Inc.*	1,836	12,099
ViaSat, Inc.*	294	18,763
Viavi Solutions, Inc.*	11,007	117,995

		3,831,805

Electronic Equipment, Instruments & Components (2.3%)
Agilysys, Inc.*	711	6,719
Amphenol Corp., Class A	6,593	469,224
Anixter International, Inc.*	1,344	106,579
Arrow Electronics, Inc.*	4,244	311,552
Avnet, Inc.	5,970	273,187
AVX Corp.	2,192	35,905
Belden, Inc.	8,024	555,181
Benchmark Electronics, Inc.*	2,302	73,204
Control4 Corp.*	964	15,222
CTS Corp.	1,491	31,758
Daktronics, Inc.	1,741	16,452
Dolby Laboratories, Inc., Class A	2,360	123,688
Electro Scientific Industries, Inc.*	1,133	7,897
ePlus, Inc.*	89	12,019
FARO Technologies, Inc.*	577	20,628
Fitbit, Inc., Class A(x)*	1,157	6,849
FLIR Systems, Inc.	6,317	229,181
II-VI, Inc.*	1,963	70,766
Insight Enterprises, Inc.*	1,713	70,387
InvenSense, Inc.*	3,758	47,464
IPG Photonics Corp.*	246	29,692
Jabil Circuit, Inc.	8,747	252,963
Keysight Technologies, Inc.*	18,389	664,579
Kimball Electronics, Inc.*	1,353	22,933

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Knowles Corp.(x)*	4,112	$77,922
Maxwell Technologies, Inc.(x)*	1,457	8,465
Methode Electronics, Inc.	158	7,205
MTS Systems Corp.	63	3,468
National Instruments Corp.	1,045	34,025
Novanta, Inc.*	1,149	30,506
OSI Systems, Inc.*	839	61,239
Park Electrochemical Corp.	889	15,878
PC Connection, Inc.	467	13,912
Plexus Corp.*	1,540	89,012
Rogers Corp.*	553	47,486
Sanmina Corp.*	3,425	139,055
ScanSource, Inc.*	1,160	45,530
SYNNEX Corp.	1,359	152,126
Systemax, Inc.	466	5,168
Tech Data Corp.*	1,609	151,085
Trimble, Inc.*	2,441	78,136
TTM Technologies, Inc.*	3,443	55,536
Vishay Intertechnology, Inc.	6,300	103,635
Vishay Precision Group, Inc.*	576	9,101
Zebra Technologies Corp., Class A*	456	41,610

		4,624,129

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	7,851	468,704
Autobytel, Inc.*	323	4,047
Bankrate, Inc.*	2,262	21,828
Bazaarvoice, Inc.*	3,815	16,405
Blucora, Inc.*	1,527	26,417
CommerceHub, Inc.*	1,560	24,201
Global Sources Ltd.*	359	2,962
IAC/InterActiveCorp*	722	53,226
Limelight Networks, Inc.*	2,755	7,108
Liquidity Services, Inc.*	1,121	8,968
Marchex, Inc., Class B*	1,463	3,979
Numerex Corp., Class A(x)*	490	2,337
Nutanix, Inc., Class A*	118	2,215
Pandora Media, Inc.(x)*	1,536	18,140
QuinStreet, Inc.*	1,550	6,045
RealNetworks, Inc.*	1,075	5,203
Reis, Inc.	144	2,578
RetailMeNot, Inc.*	1,667	13,503
Rightside Group Ltd.*	459	4,553
TechTarget, Inc.*	653	5,897
Trade Desk, Inc. (The), Class A*	266	9,909
Twilio, Inc., Class A(x)*	117	3,378
Yelp, Inc.*	770	25,218
Zillow Group, Inc., Class A*	773	26,135
Zillow Group, Inc., Class C(x)*	1,493	50,268

		813,224

IT Services (2.6%)
Acxiom Corp.*	22,891	651,707
Amdocs Ltd.	10,231	623,989
Booz Allen Hamilton Holding Corp.	26,555	939,781
Broadridge Financial Solutions, Inc.	3,488	237,010
CACI International, Inc., Class A*	1,128	132,314
Cardtronics plc, Class A*	7,349	343,566
Cass Information Systems, Inc.	229	15,137
Conduent, Inc.*	21,462	360,132
Convergys Corp.	2,107	44,563
CoreLogic, Inc.*	1,599	65,111
EVERTEC, Inc.	578	9,190
Fidelity National Information Services, Inc.	7,924	630,909
Leidos Holdings, Inc.	3,075	157,256
ManTech International Corp., Class A	1,119	38,751
MoneyGram International, Inc.*	1,364	22,929
NCI, Inc., Class A*	253	3,808
NeuStar, Inc., Class A*	204	6,763
Perficient, Inc.*	532	9,236
ServiceSource International, Inc.*	1,159	4,497
Sykes Enterprises, Inc.*	1,863	54,772
Travelport Worldwide Ltd.	1,416	16,666
Unisys Corp.(x)*	855	11,927
Vantiv, Inc., Class A*	17,024	1,091,578

		5,471,592

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Energy Industries, Inc.*	116	7,953
Advanced Micro Devices, Inc.*	18,107	263,457
Alpha & Omega Semiconductor Ltd.*	933	16,038
Ambarella, Inc.(x)*	879	48,090
Amkor Technology, Inc.*	4,407	51,077
Axcelis Technologies, Inc.*	1,311	24,647
Brooks Automation, Inc.	3,208	71,859
Cabot Microelectronics Corp.	927	71,017
Cavium, Inc.*	381	27,302
Cohu, Inc.	1,190	21,967
Cree, Inc.*	2,912	77,838
Cypress Semiconductor Corp.	14,502	199,548
Diodes, Inc.*	1,769	42,544
DSP Group, Inc.*	1,034	12,408
Entegris, Inc.*	2,409	56,371
Exar Corp.*	1,540	20,035
First Solar, Inc.(x)*	3,534	95,771
FormFactor, Inc.*	1,427	16,910
GigPeak, Inc.*	2,169	6,681
Ichor Holdings Ltd.*	185	3,669
Impinj, Inc.*	79	2,391
IXYS Corp.	1,095	15,932
Kopin Corp.(x)*	2,821	11,566
MACOM Technology Solutions Holdings, Inc.*	16,153	780,191
Marvell Technology Group Ltd.	18,747	286,079
MKS Instruments, Inc.	2,344	161,150
Nanometrics, Inc.*	242	7,371
NeoPhotonics Corp.(x)*	1,276	11,497
NVE Corp.	123	10,183
ON Semiconductor Corp.*	17,360	268,906
PDF Solutions, Inc.*	88	1,991
Photronics, Inc.*	3,146	33,662
Qorvo, Inc.*	7,448	510,635
Rambus, Inc.*	3,888	51,088
Rudolph Technologies, Inc.*	1,451	32,502
Sigma Designs, Inc.*	1,610	10,063
SunPower Corp.(x)*	2,776	16,934
Synaptics, Inc.*	9,453	468,018
Teradyne, Inc.	9,415	292,807
Ultra Clean Holdings, Inc.*	1,430	24,124
Ultratech, Inc.*	967	28,643
Veeco Instruments, Inc.*	1,806	53,909
Xcerra Corp.*	2,498	22,207
XPERI Corp.	820	27,839

		4,264,870

Software (1.0%)
ANSYS, Inc.*	3,055	326,488
Bottomline Technologies de, Inc.*	284	6,717
Digimarc Corp.(x)*	28	756
EnerNOC, Inc.(x)*	142	852
FireEye, Inc.(x)*	40,295	508,119
Glu Mobile, Inc.(x)*	4,937	11,207
MicroStrategy, Inc., Class A*	217	40,753

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Nuance Communications, Inc.*	2,630	$45,525
Progress Software Corp.	2,075	60,279
PTC, Inc.*	2,987	156,967
QAD, Inc., Class A	342	9,525
Rubicon Project, Inc. (The)*	1,105	6,508
Silver Spring Networks, Inc.*	123	1,389
SS&C Technologies Holdings, Inc.	648	22,939
Synopsys, Inc.*	6,381	460,261
Telenav, Inc.*	1,225	10,596
TiVo Corp.	3,712	69,600
VASCO Data Security International, Inc.*	157	2,120
Verint Systems, Inc.*	2,893	125,484
Zynga, Inc., Class A*	33,742	96,165

		1,962,250

Technology Hardware, Storage & Peripherals (0.1%)
Avid Technology, Inc.*	530	2,470
CPI Card Group, Inc.	241	1,012
Diebold Nixdorf, Inc.	2,160	66,311
Eastman Kodak Co.(x)*	149	1,714
Immersion Corp.*	900	7,794
Stratasys Ltd.(x)*	1,229	25,182
Super Micro Computer, Inc.*	1,453	36,834

		141,317

Total Information Technology		21,109,187

Materials (5.8%)
Chemicals (2.7%)
A Schulman, Inc.	1,355	42,615
AgroFresh Solutions, Inc.(x)*	963	4,208
Albemarle Corp.	5,207	550,067
American Vanguard Corp.	1,355	22,493
Ashland Global Holdings, Inc.	2,894	358,306
Axalta Coating Systems Ltd.*	45,922	1,478,689
Cabot Corp.	2,840	170,144
Calgon Carbon Corp.	2,391	34,909
Chemours Co. (The)	1,396	53,746
Chemtura Corp.*	1,409	47,061
FutureFuel Corp.	1,117	15,839
GCP Applied Technologies, Inc.*	543	17,729
Hawkins, Inc.	365	17,885
Huntsman Corp.	9,206	225,915
Ingevity Corp.*	2,123	129,185
Innophos Holdings, Inc.	108	5,829
Innospec, Inc.	1,088	70,448
KMG Chemicals, Inc.	218	10,043
Koppers Holdings, Inc.*	195	8,258
Kraton Corp.*	1,354	41,866
Kronos Worldwide, Inc.	979	16,085
LSB Industries, Inc.(x)*	998	9,361
Minerals Technologies, Inc.	736	56,378
NewMarket Corp.	22	9,971
Olin Corp.	7,698	253,033
OMNOVA Solutions, Inc.*	854	8,455
Platform Speciality Products Corp.*	9,072	118,117
Quaker Chemical Corp.	151	19,881
Rayonier Advanced Materials, Inc.	851	11,446
RPM International, Inc.	7,513	413,440
Scotts Miracle-Gro Co. (The), Class A	164	15,316
Stepan Co.	843	66,437
TerraVia Holdings, Inc.(x)*	3,636	2,634
Trecora Resources*	231	2,564
Tredegar Corp.	1,174	20,604
Trinseo SA	8,599	576,994
Tronox Ltd., Class A	2,978	54,944
Valhi, Inc.	419	1,374
Valvoline, Inc.(x)	11,246	276,089
Westlake Chemical Corp.	1,767	116,710
WR Grace & Co.	1,464	102,055

		5,457,123

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	82	6,476

Containers & Packaging (1.2%)
AptarGroup, Inc.	2,145	165,144
Avery Dennison Corp.	239	19,263
Bemis Co., Inc.	3,760	183,714
Berry Plastics Group, Inc.*	13,320	646,953
Graphic Packaging Holding Co.	4,326	55,676
Greif, Inc., Class A	1,176	64,785
Greif, Inc., Class B	265	17,305
Sealed Air Corp.	13,668	595,651
Sonoco Products Co.	4,635	245,284
UFP Technologies, Inc.(x)*	289	7,485
WestRock Co.	9,064	471,600

		2,472,860

Metals & Mining (1.8%)
AK Steel Holding Corp.*	14,539	104,535
Allegheny Technologies, Inc.(x)	5,133	92,189
Ampco-Pittsburgh Corp.	371	5,213
Carpenter Technology Corp.	2,136	79,673
Century Aluminum Co.*	2,141	27,169
Cliffs Natural Resources, Inc.*	13,052	107,157
Coeur Mining, Inc.*	1,944	15,708
Commercial Metals Co.	5,407	103,436
Compass Minerals International, Inc.(x)	1,581	107,271
Ferroglobe plc	3,125	32,281
Handy & Harman Ltd.*	104	2,829
Haynes International, Inc.	519	19,784
Hecla Mining Co.	17,856	94,458
Kaiser Aluminum Corp.	537	42,906
Materion Corp.	965	32,376
Olympic Steel, Inc.	429	7,962
Reliance Steel & Aluminum Co.	14,927	1,194,458
Royal Gold, Inc.	2,831	198,312
Ryerson Holding Corp.*	465	5,859
Schnitzer Steel Industries, Inc., Class A	1,161	23,975
Steel Dynamics, Inc.	9,293	323,025
Stillwater Mining Co.*	5,690	98,266
SunCoke Energy, Inc.*	3,097	27,749
Tahoe Resources, Inc.	14,107	113,279
TimkenSteel Corp.*	1,792	33,887
United States Steel Corp.	22,875	773,403

		3,667,160

Paper & Forest Products (0.1%)
Boise Cascade Co.*	292	7,796
Domtar Corp.	2,885	105,361
KapStone Paper and Packaging Corp.	3,724	86,024
Louisiana-Pacific Corp.*	521	12,931
PH Glatfelter Co.	1,985	43,154
Schweitzer-Mauduit International, Inc.	1,178	48,793

		304,059

Total Materials		11,907,678

Real Estate (9.6%)
Equity Real Estate Investment Trusts (REITs) (8.8%)
Acadia Realty Trust (REIT)	2,871	86,302
Agree Realty Corp. (REIT)	1,104	52,948

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Alexandria Real Estate Equities, Inc. (REIT)	3,686	$407,377
American Assets Trust, Inc. (REIT)	1,142	47,781
American Campus Communities, Inc. (REIT)	6,099	290,251
American Homes 4 Rent (REIT), Class A	7,857	180,397
Apartment Investment & Management Co. (REIT), Class A	7,307	324,065
Apple Hospitality REIT, Inc. (REIT)	7,704	147,146
Armada Hoffler Properties, Inc. (REIT)	295	4,098
Ashford Hospitality Prime, Inc. (REIT)	1,307	13,867
Ashford Hospitality Trust, Inc. (REIT)	3,851	24,531
Bluerock Residential Growth REIT, Inc. (REIT)	876	10,784
Brandywine Realty Trust (REIT)	8,056	130,749
Brixmor Property Group, Inc. (REIT)	8,926	191,552
Camden Property Trust (REIT)	3,976	319,909
Care Capital Properties, Inc. (REIT)	3,455	92,836
CatchMark Timber Trust, Inc. (REIT), Class A	1,800	20,736
CBL & Associates Properties, Inc. (REIT)(x)	7,841	74,803
Cedar Realty Trust, Inc. (REIT)	4,083	20,497
Chatham Lodging Trust (REIT)	1,836	36,261
Chesapeake Lodging Trust (REIT)	1,998	47,872
City Office REIT, Inc. (REIT)	189	2,296
Clipper Realty, Inc. (REIT)*	176	2,256
Colony NorthStar, Inc. (REIT), Class A	47,096	608,009
Colony Starwood Homes (REIT)	3,220	109,319
Columbia Property Trust, Inc. (REIT)	5,655	125,824
Community Healthcare Trust, Inc. (REIT)	632	15,105
CoreCivic, Inc. (REIT)	5,497	172,716
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	551	18,613
Corporate Office Properties Trust (REIT)	4,419	146,269
Cousins Properties, Inc. (REIT)	15,823	130,856
CubeSmart (REIT)	33,528	870,387
CyrusOne, Inc. (REIT)	428	22,029
DCT Industrial Trust, Inc. (REIT)	4,240	204,029
DDR Corp. (REIT)	14,379	180,169
DiamondRock Hospitality Co. (REIT)	9,444	105,301
Douglas Emmett, Inc. (REIT)	6,557	251,789
Duke Realty Corp. (REIT)	16,228	426,310
Easterly Government Properties, Inc. (REIT)	1,549	30,655
Education Realty Trust, Inc. (REIT)	2,950	120,508
Empire State Realty Trust, Inc. (REIT), Class A	2,216	45,738
EPR Properties (REIT)	2,961	218,018
Equity Commonwealth (REIT)*	5,728	178,828
Farmland Partners, Inc. (REIT)(x)	1,042	11,639
FelCor Lodging Trust, Inc. (REIT)	859	6,451
First Industrial Realty Trust, Inc. (REIT)	4,234	112,751
First Potomac Realty Trust (REIT)	2,822	29,010
Forest City Realty Trust, Inc. (REIT), Class A	10,728	233,656
Four Corners Property Trust, Inc. (REIT)	848	19,360
Franklin Street Properties Corp. (REIT)	4,975	60,397
GEO Group, Inc. (The) (REIT)	2,910	134,937
Getty Realty Corp. (REIT)	1,230	31,082
Gladstone Commercial Corp. (REIT)	1,101	22,758
Global Medical REIT, Inc. (REIT)(x)	367	3,332
Global Net Lease, Inc. (REIT)(x)*	3,102	74,696
Government Properties Income Trust (REIT)	3,198	66,934
Gramercy Property Trust (REIT)	5,578	146,701
Healthcare Realty Trust, Inc. (REIT)	5,260	170,950
Healthcare Trust of America, Inc. (REIT), Class A	1,715	53,954
Hersha Hospitality Trust (REIT)	1,906	35,814
Highwoods Properties, Inc. (REIT)	18,091	888,811
Hospitality Properties Trust (REIT)	7,523	237,200
Hudson Pacific Properties, Inc. (REIT)	5,445	188,615
Independence Realty Trust, Inc. (REIT)	2,641	24,746
InfraREIT, Inc. (REIT)*	1,895	34,110
Investors Real Estate Trust (REIT)	5,813	34,471
Invitation Homes, Inc. (REIT)*	3,416	74,571
iStar, Inc. (REIT)*	53,230	628,114
Kilroy Realty Corp. (REIT)	4,470	322,198
Kite Realty Group Trust (REIT)	3,795	81,593
LaSalle Hotel Properties (REIT)	4,952	143,360
Lexington Realty Trust (REIT)	10,739	107,175
Liberty Property Trust (REIT)	6,845	263,875
Life Storage, Inc. (REIT)	710	58,305
LTC Properties, Inc. (REIT)	222	10,634
Mack-Cali Realty Corp. (REIT)	4,143	111,612
MedEquities Realty Trust, Inc.	230	2,578
Medical Properties Trust, Inc. (REIT)	9,026	116,345
Mid-America Apartment Communities, Inc. (REIT)	11,178	1,137,249
Monmouth Real Estate Investment Corp. (REIT)(x)	2,608	37,216
Monogram Residential Trust, Inc. (REIT)	7,873	78,494
National Retail Properties, Inc. (REIT)	6,682	291,469
National Storage Affiliates Trust (REIT)	1,524	36,424
New Senior Investment Group, Inc. (REIT)	3,602	36,740
NexPoint Residential Trust, Inc. (REIT)	877	21,188
NorthStar Realty Europe Corp. (REIT)	2,618	30,343
Omega Healthcare Investors, Inc. (REIT)	5,411	178,509
One Liberty Properties, Inc. (REIT)	632	14,764
Outfront Media, Inc. (REIT)	5,447	144,618
Paramount Group, Inc. (REIT)	8,396	136,099
Parkway, Inc. (REIT)	2,092	41,610
Pebblebrook Hotel Trust (REIT)	3,274	95,634
Pennsylvania REIT (REIT)	2,346	35,518
Physicians Realty Trust (REIT)	34,069	676,951
Piedmont Office Realty Trust, Inc. (REIT), Class A	6,670	142,605
Preferred Apartment Communities, Inc. (REIT), Class A	996	13,157
RAIT Financial Trust (REIT)	4,086	13,075

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Ramco-Gershenson Properties Trust (REIT)	3,735	$52,365
Rayonier, Inc. (REIT)	5,756	163,125
Regency Centers Corp. (REIT)	5,906	392,099
Retail Opportunity Investments Corp. (REIT)	18,827	395,932
Retail Properties of America, Inc. (REIT), Class A	11,094	159,975
Rexford Industrial Realty, Inc. (REIT)	1,970	44,364
RLJ Lodging Trust (REIT)	5,641	132,620
Sabra Health Care REIT, Inc. (REIT)	2,517	70,300
Saul Centers, Inc. (REIT)	85	5,238
Select Income REIT (REIT)	2,921	75,333
Senior Housing Properties Trust (REIT)	9,759	197,620
Seritage Growth Properties (REIT), Class A(x)	1,194	51,521
Silver Bay Realty Trust Corp. (REIT)	1,578	33,880
Spirit Realty Capital, Inc. (REIT)	22,479	227,712
STORE Capital Corp. (REIT)	7,124	170,121
Summit Hotel Properties, Inc. (REIT)	4,102	65,550
Sun Communities, Inc. (REIT)	3,131	251,513
Sunstone Hotel Investors, Inc. (REIT)	10,073	154,419
Tanger Factory Outlet Centers, Inc. (REIT)	379	12,420
Taubman Centers, Inc. (REIT)	1,365	90,117
Terreno Realty Corp. (REIT)	1,533	42,924
Tier REIT, Inc. (REIT)	2,242	38,921
UMH Properties, Inc. (REIT)	982	14,936
Uniti Group, Inc. (REIT)*	5,837	150,886
Washington Prime Group, Inc. (REIT)	6,774	58,866
Washington REIT (REIT)	2,204	68,941
Weingarten Realty Investors (REIT)	5,439	181,608
Whitestone REIT (REIT)	1,345	18,615
WP Carey, Inc. (REIT)	4,822	300,025
Xenia Hotels & Resorts, Inc. (REIT)	4,810	82,107

		17,918,237

Real Estate Management & Development (0.8%)
Alexander & Baldwin, Inc.	1,056	47,013
Consolidated-Tomoka Land Co.	26	1,392
Forestar Group, Inc.*	1,563	21,335
FRP Holdings, Inc.(x)*	294	11,760
Howard Hughes Corp. (The)*	1,689	198,035
Jones Lang LaSalle, Inc.	8,250	919,464
Kennedy-Wilson Holdings, Inc.	1,857	41,225
RE/MAX Holdings, Inc., Class A	844	50,176
Realogy Holdings Corp.	6,779	201,946
St Joe Co. (The)*	2,118	36,112
Stratus Properties, Inc.	275	7,535
Tejon Ranch Co.*	608	13,309
Trinity Place Holdings, Inc.(x)*	604	4,415

		1,553,717

Total Real Estate		19,471,954

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
ATN International, Inc.	481	33,872
Cincinnati Bell, Inc.*	1,994	35,294
Consolidated Communications Holdings, Inc.(x)	698	16,347
FairPoint Communications, Inc.*	201	3,337
Frontier Communications Corp.(x)	54,504	116,639
Globalstar, Inc.(x)*	6,830	10,928
Hawaiian Telcom Holdco, Inc.(x)*	277	6,346
IDT Corp., Class B	311	3,956
Intelsat SA(x)*	1,499	6,221
Iridium Communications, Inc.(x)*	3,932	37,944
Lumos Networks Corp.*	810	14,337
ORBCOMM, Inc.*	306	2,922
pdvWireless, Inc.(x)*	464	10,138
Vonage Holdings Corp.*	7,876	49,776
Windstream Holdings, Inc.(x)	4,010	21,855
Zayo Group Holdings, Inc.*	22,789	749,757

		1,119,669

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	774	10,054
NII Holdings, Inc.*	2,614	3,398
Spok Holdings, Inc.	1,005	19,095
Telephone & Data Systems, Inc.	4,418	117,122
United States Cellular Corp.*	634	23,667

		173,336

Total Telecommunication Services		1,293,005

Utilities (5.1%)
Electric Utilities (1.6%)
ALLETE, Inc.	2,299	155,665
Alliant Energy Corp.	10,569	418,638
El Paso Electric Co.	1,896	95,748
Fortis, Inc.	7,972	264,352
Genie Energy Ltd., Class B	442	3,200
Great Plains Energy, Inc.	10,096	295,005
Hawaiian Electric Industries, Inc.	4,990	166,217
IDACORP, Inc.	2,334	193,629
MGE Energy, Inc.	904	58,760
OGE Energy Corp.	9,283	324,719
Otter Tail Corp.	1,768	67,007
Pinnacle West Capital Corp.	5,152	429,575
PNM Resources, Inc.	3,710	137,270
Portland General Electric Co.	4,144	184,076
Westar Energy, Inc.	6,590	357,639

		3,151,500

Gas Utilities (1.5%)
Atmos Energy Corp.	4,717	372,596
Chesapeake Utilities Corp.	628	43,458
Delta Natural Gas Co., Inc.	274	8,316
National Fuel Gas Co.	3,441	205,152
New Jersey Resources Corp.	3,628	143,669
Northwest Natural Gas Co.	1,280	75,648
ONE Gas, Inc.	2,402	162,375
South Jersey Industries, Inc.	3,714	132,404
Southwest Gas Holdings, Inc.	1,953	161,923
Spire, Inc.	2,038	137,565
UGI Corp.	30,603	1,511,788
WGL Holdings, Inc.	2,215	182,804

		3,137,698

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	5,658	14,994
Atlantica Yield plc	2,786	58,395
Calpine Corp.*	16,804	185,684
Dynegy, Inc.*	5,373	42,232
NRG Energy, Inc.	14,753	275,880
NRG Yield, Inc., Class A	1,602	27,859
NRG Yield, Inc., Class C	2,984	52,817
Ormat Technologies, Inc.	1,027	58,621
Pattern Energy Group, Inc.	551	11,092
TerraForm Global, Inc., Class A*	4,409	21,163
TerraForm Power, Inc., Class A*	4,190	51,830

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Vivint Solar, Inc.(x)*	369	$1,033

		801,600

Multi-Utilities (1.2%)
Avista Corp.	2,928	114,338
Black Hills Corp.	11,962	795,114
CMS Energy Corp.	21,156	946,519
MDU Resources Group, Inc.	9,096	248,958
NorthWestern Corp.	2,238	131,371
Unitil Corp.	669	30,125
Vectren Corp.	3,893	228,169

		2,494,594

Water Utilities (0.4%)
American States Water Co.	607	26,890
American Water Works Co., Inc.	6,265	487,228
Aqua America, Inc.	8,289	266,491
Artesian Resources Corp., Class A	338	11,005
California Water Service Group	969	34,739
Connecticut Water Service, Inc.	407	21,632
Consolidated Water Co. Ltd.	650	7,573
Middlesex Water Co.	128	4,730
SJW Group	780	37,612
York Water Co. (The)	79	2,769

		900,669

Total Utilities		10,486,061

Total Common Stocks (96.5%) (Cost $152,496,659)		196,658,604

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)*† (Cost $—)	1,097	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.3%)
JPMorgan Prime Money Market Fund, IM Shares	6,698,850	6,700,859

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.3%)
Bank of Nova Scotia, 0.79%, dated 3/31/17, due 4/3/17, repurchase price $750,049, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-3.625%, maturing 7/31/17-2/15/45; total market value $765,001.(xx)	$750,000	750,000
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $800,059, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $816,000.(xx)	800,000	800,000
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $400,032, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $408,001.(xx)	400,000	400,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $1,500,163, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $1,646,980.(xx)	1,500,000	1,500,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $339,730, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $346,502.(xx)	339,708	339,708
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $300,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $306,185.(xx)	300,000	300,000
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $500,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $510,308.(xx)	500,000	500,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $500,082, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $510,069.(xx)	500,000	500,000

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.85%, dated 3/31/17, due 4/3/17, repurchase price $750,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-7.500%, maturing 4/30/17-11/15/27; total market value $765,054.(xx)	$750,000	$750,000
Nomura Securities Co. Ltd., 0.79%, dated 3/31/17, due 4/3/17, repurchase price $750,049, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.500%, maturing 8/15/17-8/15/46; total market value $765,000.(xx)	750,000	750,000
RBC Capital Markets, 0.76%, dated 3/31/17, due 4/3/17, repurchase price $250,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.250%, maturing 4/30/18-3/31/24; total market value $255,000.(xx)	250,000	250,000

Total Repurchase Agreements		6,839,708

Total Short-Term Investments (6.6%) (Cost $13,540,019)		13,540,567

Total Investments (103.1%) (Cost $166,036,678)		210,199,171
Other Assets Less Liabilities (-3.1%)		(6,373,712)

Net Assets (100%)		$203,825,459

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

†	Securities (totaling $729,632 or 0.4% of net assets) held at fair value by management.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $6,782,142. This was secured by cash collateral of $6,839,708 which was subsequently invested in joint repurchase agreements with a total value of $6,839,708, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $160,059 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/6/17 - 2/15/46.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$5,029	$—	$—	$5,149	$—	$—
PennyMac Mortgage Investment Trust (REIT)	$52,891	$—	$—	$57,350	$—	$—

	$57,920	$—	$—	$62,499	$—	$—

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

At March 31, 2017, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2017	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	7	June-17	$479,308	$484,540	$5,232
S&P MidCap 400 E-Mini Index	9	June-17	1,543,097	1,546,380	3,283

					$8,515

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$22,029,263	$19,007	$—		$22,048,270
Consumer Staples	9,004,877	—	—		9,004,877
Energy	11,978,371	—	—		11,978,371
Financials	50,304,887	—	—		50,304,887
Health Care	12,087,074	—	729,632		12,816,706
Industrials	26,237,608	—	—		26,237,608
Information Technology	21,109,187	—	—		21,109,187
Materials	11,907,678	—	—		11,907,678
Real Estate	19,471,954	—	—		19,471,954
Telecommunication Services	1,293,005	—	—		1,293,005
Utilities	10,486,061	—	—		10,486,061
Futures	8,515	—	—		8,515
Rights
Information Technology	—	—	—	(a)	—
Short-Term Investments
Investment Companies	6,700,859	—	—		6,700,859
Repurchase Agreements	—	6,839,708	—		6,839,708

Total Assets	$202,619,339	$6,858,715	$729,632		$210,207,686

Total Liabilities	$—	$—	$—		$—

Total	$202,619,339	$6,858,715	$729,632		$210,207,686

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,328,040
Aggregate gross unrealized depreciation	(10,426,293)

Net unrealized appreciation	$43,901,747

Federal income tax cost of investments	$166,297,424

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Auto Components (0.1%)
Hota Industrial Manufacturing Co. Ltd.	107,448	$449,729
Tung Thih Electronic Co. Ltd.	44,000	379,204

		828,933

Household Durables (0.6%)
Garmin Ltd.(x)	107,452	5,491,872
Pioneer Corp.*	159,900	317,416

		5,809,288

Internet & Direct Marketing Retail (8.4%)
Amazon.com, Inc.*	53,090	47,066,408
Etsy, Inc.*	5,059	53,777
Expedia, Inc.	16,915	2,134,166
Groupon, Inc.*	18,955	74,493
HSN, Inc.	1,700	63,070
Liberty Expedia Holdings, Inc., Class A*	2,853	129,754
Liberty Interactive Corp. QVC Group, Class A*	22,700	454,454
Liberty TripAdvisor Holdings, Inc., Class A*	3,407	48,039
Liberty Ventures*	4,078	181,389
Netflix, Inc.*	74,364	10,991,743
Priceline Group, Inc. (The)*	7,542	13,424,534
Rakuten, Inc.	2,400	24,037
Shutterfly, Inc.*	1,600	77,264
TripAdvisor, Inc.*	5,676	244,976
Wayfair, Inc., Class A(x)*	1,494	60,492

		75,028,596

Total Consumer Discretionary		81,666,817

Industrials (0.4%)
Electrical Equipment (0.1%)
Bizlink Holding, Inc.	61,489	349,571
Nidec Corp.	8,800	837,474

		1,187,045

Professional Services (0.3%)
Equifax, Inc.	9,163	1,252,949
TransUnion*	36,003	1,380,715
WageWorks, Inc.*	1,873	135,418

		2,769,082

Total Industrials		3,956,127

Information Technology (69.0%)
Communications Equipment (3.1%)
Acacia Communications, Inc.(x)*	711	41,679
ADTRAN, Inc.	2,200	45,650
Arista Networks, Inc.*	21,071	2,787,061
ARRIS International plc*	9,413	248,974
Brocade Communications Systems, Inc.	21,000	262,080
Ciena Corp.*	6,800	160,548
Cisco Systems, Inc.	474,154	16,026,405
CommScope Holding Co., Inc.*	9,919	413,721
EchoStar Corp., Class A*	2,400	136,680
F5 Networks, Inc.*	3,300	470,481
Finisar Corp.*	5,400	147,636
Harris Corp.	6,300	701,001
Infinera Corp.*	7,600	77,748
InterDigital, Inc.	1,700	146,710
Ixia*	3,500	68,775
Juniper Networks, Inc.	31,420	874,419
Lumentum Holdings, Inc.*	24,626	1,313,797
Motorola Solutions, Inc.	8,239	710,367
NETGEAR, Inc.*	1,700	84,235
NetScout Systems, Inc.*	4,800	182,160
Oclaro, Inc.(x)*	106,738	1,048,167
Palo Alto Networks, Inc.*	9,041	1,018,740
Plantronics, Inc.	1,700	91,987
Ubiquiti Networks, Inc.(x)*	1,353	68,002
ViaSat, Inc.(x)*	2,800	178,696
Viavi Solutions, Inc.*	11,700	125,424

		27,431,143

Electronic Equipment, Instruments & Components (3.1%)
Alps Electric Co. Ltd.	19,800	561,116
Amphenol Corp., Class A	15,614	1,111,248
Anixter International, Inc.*	1,400	111,020
Arrow Electronics, Inc.*	4,400	323,004
Avnet, Inc.	6,600	302,016
AVX Corp.	2,300	37,674
Belden, Inc.	2,200	152,218
Benchmark Electronics, Inc.*	2,400	76,320
CDW Corp.	69,526	4,012,345
Celestica, Inc.*	6,219	90,362
Chunghwa Precision Test Tech Co. Ltd.	9,767	437,773
Cognex Corp.	15,315	1,285,694
Coherent, Inc.*	1,300	267,332
Corning, Inc.	196,957	5,317,838
Dolby Laboratories, Inc., Class A	2,863	150,050
Fabrinet*	1,900	79,857
Fitbit, Inc., Class A(x)*	7,137	42,251
Flex Ltd.*	124,543	2,092,322
FLIR Systems, Inc.	6,708	243,366
II-VI, Inc.*	2,900	104,545
IPG Photonics Corp.*	1,900	229,330
Itron, Inc.*	9,094	552,006
Jabil Circuit, Inc.	9,100	263,172
Keysight Technologies, Inc.*	9,391	339,391
Kingpak Technology, Inc.	50,726	290,054
Knowles Corp.*	4,124	78,150
Largan Precision Co. Ltd.	14,406	2,269,446
Littelfuse, Inc.	1,100	175,901
Methode Electronics, Inc.	1,700	77,520
National Instruments Corp.	5,300	172,568
OSI Systems, Inc.*	900	65,691
Plexus Corp.*	1,600	92,480
Sanmina Corp.*	3,793	153,996
Sunny Optical Technology Group Co. Ltd.	295,510	2,159,811
SYNNEX Corp.	1,500	167,910
TE Connectivity Ltd.	17,996	1,341,602
Tech Data Corp.*	3,705	347,900
Tongda Group Holdings Ltd.(x)	1,420,000	500,650
Trimble, Inc.*	12,900	412,929
Universal Display Corp.	2,300	198,030
VeriFone Systems, Inc.*	41,845	783,757
Vishay Intertechnology, Inc.	6,400	105,280
Zebra Technologies Corp., Class A*	2,700	246,375

		27,822,300

Internet Software & Services (9.8%)
2U, Inc.(x)*	2,184	86,617
Akamai Technologies, Inc.*	15,153	904,634
Alibaba Group Holding Ltd. (ADR)*	19,407	2,092,657
Alphabet, Inc., Class A*	21,421	18,160,723
Alphabet, Inc., Class C*	20,617	17,103,039
Bankrate, Inc.*	1,876	18,103
Cornerstone OnDemand, Inc.*	2,392	93,025
CoStar Group, Inc.*	1,700	352,274
eBay, Inc.*	51,100	1,715,427
Endurance International Group Holdings, Inc.*	3,014	23,660

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Envestnet, Inc.*	2,300	$74,290
Facebook, Inc., Class A*	251,242	35,688,926
GoDaddy, Inc., Class A*	2,619	99,260
Gogo, Inc.(x)*	2,689	29,579
GrubHub, Inc.(x)*	17,197	565,609
IAC/InterActiveCorp*	3,800	280,136
j2 Global, Inc.	2,492	209,104
Just Eat plc*	129,179	916,062
LogMeIn, Inc.	2,740	267,150
MuleSoft, Inc., Class A*	4,525	110,093
NetEase, Inc. (ADR)	2,871	815,364
New Relic, Inc.*	1,595	59,127
NIC, Inc.	3,100	62,620
Pandora Media, Inc.(x)*	11,395	134,575
Shutterstock, Inc.*	1,098	45,402
Stamps.com, Inc.(x)*	800	94,680
Tencent Holdings Ltd.	78,326	2,245,517
Twitter, Inc.(x)*	29,904	447,065
VeriSign, Inc.(x)*	4,500	391,995
Web.com Group, Inc.*	2,722	52,535
WebMD Health Corp.*	2,004	105,571
Wix.com Ltd.*	18,896	1,283,038
Yahoo!, Inc.*	44,400	2,060,604
Yelp, Inc.*	3,093	101,296
Zillow Group, Inc., Class A*	2,297	77,662
Zillow Group, Inc., Class C(x)*	31,704	1,067,473

		87,834,892

IT Services (12.8%)
Accenture plc, Class A	44,060	5,281,913
Acxiom Corp.*	3,700	105,339
Alliance Data Systems Corp.	13,360	3,326,640
Automatic Data Processing, Inc.	57,501	5,887,527
Black Knight Financial Services, Inc., Class A*	1,251	47,913
Blackhawk Network Holdings, Inc.*	2,963	120,298
Booz Allen Hamilton Holding Corp.	41,630	1,473,286
Broadridge Financial Solutions, Inc.	5,900	400,905
CACI International, Inc., Class A*	1,200	140,760
Cardtronics plc, Class A*	7,418	346,792
Cognizant Technology Solutions Corp., Class A*	51,928	3,090,755
Computer Sciences Corp.	90,365	6,236,089
Conduent, Inc.*	8,951	150,198
Convergys Corp.	5,000	105,750
CoreLogic, Inc.*	4,200	171,024
CSG Systems International, Inc.	1,700	64,277
CSRA, Inc.	15,084	441,810
DST Systems, Inc.	1,600	196,000
EPAM Systems, Inc.*	2,299	173,620
Euronet Worldwide, Inc.*	2,600	222,352
EVERTEC, Inc.	3,083	49,020
ExlService Holdings, Inc.*	1,800	85,248
Fidelity National Information Services, Inc.	65,235	5,194,011
First Data Corp., Class A*	20,571	318,851
Fiserv, Inc.*	28,540	3,290,947
FleetCor Technologies, Inc.*	18,040	2,731,797
Gartner, Inc.*	4,200	453,558
Genpact Ltd.	65,133	1,612,693
Global Payments, Inc.	108,605	8,762,251
International Business Machines Corp.	43,448	7,566,035
Jack Henry & Associates, Inc.	3,900	363,090
Leidos Holdings, Inc.	7,125	364,373
ManTech International Corp., Class A	1,400	48,482
Mastercard, Inc., Class A	101,855	11,455,631
MAXIMUS, Inc.	3,300	205,260
NeuStar, Inc., Class A*	2,754	91,295
Paychex, Inc.	35,045	2,064,151
PayPal Holdings, Inc.*	107,736	4,634,803
Sabre Corp.	10,215	216,456
Science Applications International Corp.	2,162	160,853
Square, Inc., Class A*	383,500	6,626,880
Syntel, Inc.	1,400	23,562
TeleTech Holdings, Inc.	900	26,640
Teradata Corp.*	6,495	202,124
Total System Services, Inc.	65,065	3,478,375
Travelport Worldwide Ltd.	6,210	73,092
Vantiv, Inc., Class A*	71,208	4,565,857
Visa, Inc., Class A	225,098	20,004,458
Western Union Co. (The)	24,200	492,470
WEX, Inc.*	15,028	1,555,398

		114,700,909

Semiconductors & Semiconductor Equipment (15.0%)
Advanced Energy Industries, Inc.*	2,100	143,976
Advanced Micro Devices, Inc.*	39,300	571,815
Amkor Technology, Inc.*	6,600	76,494
Analog Devices, Inc.	65,987	5,407,635
Applied Materials, Inc.	294,885	11,471,027
ASML Holding NV (N.Y. Shares)	4,100	544,480
Broadcom Ltd.	82,470	18,057,630
Cabot Microelectronics Corp.	1,200	91,932
Cavium, Inc.*	30,119	2,158,328
Cirrus Logic, Inc.*	3,300	200,277
Cree, Inc.*	5,245	140,199
Cypress Semiconductor Corp.	472,625	6,503,320
Diodes, Inc.*	2,200	52,910
Entegris, Inc.*	7,200	168,480
First Solar, Inc.(x)*	4,000	108,400
FormFactor, Inc.*	37,962	449,850
Infineon Technologies AG	191,615	3,913,523
Inphi Corp.*	1,979	96,615
Integrated Device Technology, Inc.*	7,000	165,690
Intel Corp.	239,300	8,631,551
KLA-Tencor Corp.	33,185	3,154,898
Lam Research Corp.	59,188	7,597,372
Land Mark Optoelectronics Corp.	49,100	478,176
MACOM Technology Solutions Holdings, Inc.*	41,661	2,012,226
Marvell Technology Group Ltd.	237,708	3,627,424
Maxim Integrated Products, Inc.	39,405	1,771,649
MaxLinear, Inc., Class A*	39,421	1,105,759
Microchip Technology, Inc.	127,925	9,438,307
Micron Technology, Inc.*	431,540	12,471,505
Microsemi Corp.*	5,963	307,273
MKS Instruments, Inc.	11,131	765,256
Monolithic Power Systems, Inc.	2,000	184,200
NVIDIA Corp.	71,459	7,784,029
ON Semiconductor Corp.*	20,641	319,729
Parade Technologies Ltd.	59,440	690,536
Power Integrations, Inc.	1,500	98,625
Qorvo, Inc.*	6,381	437,481
QUALCOMM, Inc.	74,900	4,294,766
Rambus, Inc.*	5,800	76,212
Semiconductor Manufacturing International Corp.*	252,300	312,311
Semtech Corp.*	3,400	114,920
Silergy Corp.	36,000	664,415
Silicon Laboratories, Inc.*	2,100	154,455
Skyworks Solutions, Inc.	59,094	5,790,030
SunPower Corp.(x)*	2,954	18,019
Synaptics, Inc.*	1,700	84,167

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co. Ltd.	211,000	$1,314,295
Teradyne, Inc.	80,075	2,490,333
Texas Instruments, Inc.	68,385	5,509,096
Tokyo Electron Ltd.	15,400	1,681,371
Tower Semiconductor Ltd.(x)*	24,248	558,916
Veeco Instruments, Inc.*	2,200	65,670
Versum Materials, Inc.*	5,232	160,099
Xilinx, Inc.	12,600	729,414
XPERI Corp.	2,600	88,270

		135,305,336

Software (14.6%)
ACI Worldwide, Inc.*	5,600	119,784
Activision Blizzard, Inc.	75,903	3,784,524
Adobe Systems, Inc.*	96,068	12,501,329
ANSYS, Inc.*	4,300	459,541
Aspen Technology, Inc.*	3,774	222,364
Autodesk, Inc.*	10,000	864,700
Barracuda Networks, Inc.*	1,409	32,562
Blackbaud, Inc.	2,300	176,341
CA, Inc.	16,000	507,520
Cadence Design Systems, Inc.*	14,200	445,880
CDK Global, Inc.	7,463	485,170
Citrix Systems, Inc.*	8,000	667,120
CommVault Systems, Inc.*	2,200	111,760
Dell Technologies, Inc., Class V*	12,337	790,555
Ebix, Inc.(x)	1,200	73,500
Electronic Arts, Inc.*	61,267	5,484,622
Ellie Mae, Inc.*	1,685	168,955
Fair Isaac Corp.	1,600	206,320
FireEye, Inc.(x)*	7,940	100,123
Fortinet, Inc.*	40,955	1,570,624
Gigamon, Inc.*	1,620	57,591
Guidewire Software, Inc.*	3,785	213,209
HubSpot, Inc.*	1,612	97,607
Imperva, Inc.*	1,457	59,810
Intuit, Inc.	62,325	7,229,077
Manhattan Associates, Inc.*	3,500	182,175
Microsoft Corp.	620,143	40,842,617
MicroStrategy, Inc., Class A*	500	93,900
Nexon Co. Ltd.	29,100	462,390
Nintendo Co. Ltd.	1,322	306,780
Nuance Communications, Inc.*	13,100	226,761
Open Text Corp.	13,436	456,958
Oracle Corp.	151,700	6,767,337
Paycom Software, Inc.(x)*	101,903	5,860,442
Paylocity Holding Corp.(x)*	1,278	49,369
Pegasystems, Inc.	1,700	74,545
Progress Software Corp.	2,504	72,741
Proofpoint, Inc.(x)*	76,277	5,671,958
PTC, Inc.*	5,762	302,793
RealPage, Inc.*	2,500	87,250
Red Hat, Inc.*	9,000	778,500
salesforce.com, Inc.*	102,432	8,449,616
ServiceNow, Inc.*	139,345	12,188,507
Splunk, Inc.*	6,930	431,670
SS&C Technologies Holdings, Inc.	8,400	297,360
Symantec Corp.	31,200	957,216
Synchronoss Technologies, Inc.*	2,100	51,240
Synopsys, Inc.*	7,700	555,401
Tableau Software, Inc., Class A*	35,004	1,734,448
Take-Two Interactive Software, Inc.*	5,100	302,277
TiVo Corp.	5,969	111,919
Tyler Technologies, Inc.*	1,700	262,752
Ultimate Software Group, Inc. (The)(x)*	1,524	297,500
Verint Systems, Inc.*	3,069	133,118
VMware, Inc., Class A(x)*	3,500	322,490
Workday, Inc., Class A*	65,943	5,491,733
Zendesk, Inc.*	57,381	1,608,963
Zynga, Inc., Class A*	40,998	116,844

		131,980,158

Technology Hardware, Storage & Peripherals (10.6%)
3D Systems Corp.(x)*	5,400	80,784
Apple, Inc.	382,648	54,971,213
BlackBerry Ltd.*	23,903	185,248
Catcher Technology Co. Ltd.	129,000	1,275,439
Cray, Inc.*	2,300	50,370
Diebold Nixdorf, Inc.	3,600	110,520
Electronics For Imaging, Inc.*	2,400	117,192
Hewlett Packard Enterprise Co.	202,827	4,807,000
HP, Inc.	198,422	3,547,785
NCR Corp.*	6,400	292,352
NetApp, Inc.	192,033	8,036,581
Pure Storage, Inc., Class A*	42,348	416,281
Samsung Electronics Co. Ltd.	5,398	9,943,557
Seagate Technology plc	38,302	1,759,211
Super Micro Computer, Inc.*	2,000	50,700
Western Digital Corp.	110,416	9,112,632
Xerox Corp.	42,054	308,676

		95,065,541

Total Information Technology		620,140,279

Total Common Stocks (78.5%) (Cost $399,623,637)		705,763,223

EXCHANGE TRADED FUNDS:
iShares North American Tech Fund(x)‡	415,150	57,481,669
Technology Select Sector SPDR Fund(x)	1,149,500	61,279,845
Vanguard Information Technology Fund(x)	445,900	60,477,417

Total Exchange Traded Funds (20.0%) (Cost $73,832,927)		179,238,931

SHORT-TERM INVESTMENTS:
Investment Company (1.9%)
JPMorgan Prime Money Market Fund, IM Shares	16,698,287	16,703,296

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.2%)
Citigroup Global Markets Ltd., 0.88%, dated 3/31/17, due 4/3/17, repurchase price $1,300,095, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-7.625%, maturing 5/30/17-1/24/44, U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 12/15/17-8/15/41; total market value $1,326,000.(xx)	$1,300,000	1,300,000
Citigroup Global Markets, Inc., 1.09%, dated 3/31/17, due 4/3/17, repurchase price $1,000,091, collateralized by various U.S. Government Treasury Securities, 0.625%, maturing 1/15/26; total market value $1,020,002.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.95%, dated 3/31/17, due 4/3/17, repurchase price $700,055, collateralized by various Corporate Bonds, 1.875%, maturing 6/11/19; total market value $714,001.(xx)	$700,000	$700,000
Deutsche Bank AG, 1.30%, dated 3/31/17, due 4/3/17, repurchase price $10,001,083, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.625%-6.500%, maturing 7/31/17-5/15/45; total market value $10,979,866.(xx)	10,000,000	10,000,000
Deutsche Bank Securities, Inc., 0.80%, dated 3/31/17, due 4/3/17, repurchase price $379,098, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 7/31/17-11/15/45; total market value $386,655.(xx)	379,073	379,073
Macquarie Bank Ltd., 0.83%, dated 3/31/17, due 4/3/17, repurchase price $800,055, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $816,493.(xx)	800,000	800,000
Macquarie Bank Ltd., 0.81%, dated 3/31/17, due 4/4/17, repurchase price $1,700,153, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 5/4/17-5/15/46; total market value $1,735,047.(xx)	1,700,000	1,700,000
Natixis, 0.98%, dated 3/30/17, due 4/6/17, repurchase price $2,500,408, collateralized by various U.S. Government Agency Securities, ranging from 1.228%-6.822%, maturing 12/1/23-11/1/47, U.S. Government Treasury Securities, ranging from 1.625%-3.500%, maturing 11/15/19-1/15/25; total market value $2,550,347.(xx)	2,500,000	2,500,000
Natixis, 0.98%, dated 3/31/17, due 4/3/17, repurchase price $5,000,408, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.000%, maturing 10/9/19-4/15/54; total market value $5,100,417.(xx)	5,000,000	5,000,000
Natixis, 0.97%, dated 3/28/17, due 4/4/17, repurchase price $4,000,431, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-4.500%, maturing 10/9/19-4/25/47, U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 6/15/18-5/15/43; total market value $4,080,660.(xx)	4,000,000	4,000,000
Societe Generale SA, 0.81%, dated 3/31/17, due 4/7/17, repurchase price $2,000,315, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/20/17-7/31/22; total market value $2,040,001.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		29,379,073

Total Short-Term Investments (5.1%) (Cost $46,082,216)		46,082,369

Total Investments (103.6%) (Cost $519,538,780)		931,084,523
Other Assets Less Liabilities (-3.6%)		(32,750,023)

Net Assets (100%)		$898,334,500

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2017.

(xx)	At March 31, 2017, the Portfolio had loaned securities with a total value of $28,923,213. This was secured by cash collateral of $29,379,073 which was subsequently invested in joint repurchase agreements with a total value of $29,379,073, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $203,391 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 4.250%, maturing 7/31/17-8/15/45.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
iShares North American Tech Fund	$51,399,722	$—	$—	$57,481,669	$90,063	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

At March 31, 2017, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 4/5/17	Morgan Stanley	79	$706	$709	$(3)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$80,496,431	$1,170,386	$—	$81,666,817
Industrials	2,769,082	1,187,045	—	3,956,127
Information Technology	589,717,057	30,423,222	—	620,140,279
Exchange Traded Funds	179,238,931	—	—	179,238,931
Short-Term Investments
Investment Companies	16,703,296	—	—	16,703,296
Repurchase Agreements	—	29,379,073	—	29,379,073

Total Assets	$868,924,797	$62,159,726	$—	$931,084,523

Liabilities:
Forward Currency Contracts	$—	$(3)	$—	$(3)

Total Liabilities	$—	$(3)	$—	$(3)

Total	$868,924,797	$62,159,723	$—	$931,084,520

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$404,970,160
Aggregate gross unrealized depreciation	(6,563,147)

Net unrealized appreciation	$398,407,013

Federal income tax cost of investments	$532,677,510

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2017, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolio’s policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

Transfers into and transfers out of Level 3, if material, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of the review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive a report regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2017 (Unaudited)

news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of NAV for each applicable Portfolio when FMG LLC deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At March 31, 2017, none of the Portfolios applied these procedures.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and
Chief Executive Officer
May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and
Chief Executive Officer
May 30, 2017

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
May 30, 2017